



                                                      '33 Act File No. 333-40455
                                                      '40 Act File No. 811-08495

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 30, 2004

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

Post-Effective Amendment No. 70                                        [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 71                                                       [X]

                        (Check appropriate box or boxes)

                              GARTMORE MUTUAL FUNDS


                                 1200 RIVER ROAD
                        CONSHOHOCKEN, PENNSYLVANIA 19428
                (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)

       Registrant's Telephone Number, including Area Code: (484) 530-1300

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
                                                     Send Copies of Communications to:
JAMES BERNSTEIN, ESQ.                                BARBARA A. NUGENT, ESQ.
1200 RIVER ROAD                                      STRADLEY RONON STEVENS AND YOUNG LLP CONSHOHOCKEN,
PENNSYLVANIA19428                                    2600 ONE COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)              PHILADELPHIA, PENNSYLVANIA 19103

It is proposed that this filing will become effective: (check appropriate box)

         [   ] immediately upon filing pursuant to paragraph (b)

         [   ] on [date] pursuant to paragraph (b)

         [   ] 60 days after filing pursuant to paragraph (a)(1)

         [ X ] on February 28 pursuant to paragraph (a)(1)

         [   ] 75 days after filing pursuant to paragraph (a)(2)

         [   ] on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

         [   ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.



                                Explanatory Note

This Post-Effective Amendment No. 70 to Registrant's Registration Statement on
Form N-1A includes fifteen prospectuses encompassing the following Funds:

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

Gartmore Optimal Allocations Fund:  Aggressive                    Gartmore Investor Destinations Conservative Fund
Gartmore Optimal Allocations Fund:  Moderately Aggressive         Gartmore Large Cap Value Fund
Gartmore Optimal Allocations Fund:  Moderate                       Gartmore Micro Cap Equity Fund
Gartmore Optimal Allocations Fund:  Specialty                     Gartmore Mid Cap Growth Fund
Gartmore Asia Pacific Leaders Fund                                Gartmore Mid Cap Market Index Fund
Gartmore Bond Fund                                                  (formerly Nationwide Mid Cap Market Index Fund)
Gartmore Bond Index Fund                                          Gartmore Mid Cap Growth Leaders Fund (formerly Gartmore
   (formerly Nationwide Bond Index Fund)                             Millennium Growth Fund)
Gartmore China Opportunities Fund                                 Gartmore Money Market Fund
Gartmore Convertible Fund                                         Gartmore Short Duration Bond Fund
Gartmore Emerging Markets Fund                                        (formerly Gartmore Morley Capital Accumulation Fund)
Gartmore European Leaders Fund                                    Gartmore Morley Enhanced Income Fund
Gartmore Global Financial Services Fund                           Gartmore Nationwide Fund
Gartmore Global Health Sciences Fund                              Gartmore Nationwide Leaders Fund
Gartmore Global Natural Resources Fund                            Gartmore OTC Fund
Gartmore Global Technology and                                    Gartmore S&P 500 Index Fund
    Communications Fund                                             (formerly Nationwide S&P 500 Index Fund)
Gartmore Global Utilities Fund                                    Gartmore Small Cap Index Fund
Gartmore Government Bond Fund                                       (formerly Nationwide Small Cap Index Fund)
Gartmore Growth Fund                                              Gartmore Tax-Free Income Fund
Gartmore High Yield Bond Fund                                     Gartmore Nationwide Principal Protected Fund
Gartmore International Growth Fund                                Gartmore Small Cap Growth Fund
Gartmore International Index Fund                                    (formerly Gartmore Global Small Companies Fund)
(formerly Nationwide International Index Fund)                    Gartmore Small Cap Fund
Gartmore Investor Destinations Aggressive Fund                      (formerly Nationwide Small Cap Fund)
Gartmore Investor Destinations Moderately Aggressive Fund         Gartmore Small Cap Leaders Fund
Gartmore Investor Destinations Moderate Fund                      Gartmore U.S. Growth Leaders Fund
Gartmore Investor Destinations Moderately Conservative Fund       Gartmore U.S. Growth Leaders
                                                                     Long-Short Fund
                                                                    (formerly Gartmore Long-Short Equity Plus Fund)
                                                                  Gartmore Value Opportunities Fund
                                                                  Gartmore Worldwide Leaders Fund
                                                                  NorthPointe Small Cap Growth Fund
                                                                  NorthPointe Small Cap Value Fund



The filing also includes the Combined Statement of Additional Information for the Gartmore Mutual Funds.

This Amendment is being filed under Rule 485(a) for the purpose of updating the Funds' prospectuses, Statement of Additional Information and including certain exhibits.

Concept Series

Gartmore Convertible Fund
Gartmore High Yield Bond Fund
Gartmore Micro Cap Equity Fund (closed to new investors)
Gartmore Small Cap Growth Fund
Gartmore Value Opportunities Fund

www.gartmorefunds.com

PROSPECTUS

February 28, 2005

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

[Please make sure that all performance fee disclosures are reviewed by Eric Miller.]

TABLE OF CONTENTS

SECTION 1 OVERVIEW OF FUND RISKS

SECTION 2 FUND SUMMARIES AND PERFORMANCE
Gartmore Convertible Fund .............................................
Gartmore High Yield Bond Fund .........................................
Gartmore Micro Cap Equity Fund .......................................
Gartmore Small Cap Growth Fund ........................................
Gartmore Value Opportunities Fund .....................................

SECTION 3 FUND DETAILS
Principal Investments .................................................
Temporary Investments .................................................

SECTION 4 FUND MANAGEMENT
Management, Subadvisory, and Performance Based Fees ...................
Portfolio Management

SECTION 5 INVESTING WITH GARTMORE
Choosing a Share Class ................................................
Sales Charges, Distribution Plans and Service Fees ....................
Contacting Gartmore Funds .............................................
Buying Shares .........................................................
Exchanging Shares .....................................................
Selling Shares ........................................................
Excessive Trading .....................................................
Exchange and Redemption Fees ..........................................

SECTION 6 DISTRIBUTIONS AND TAXES
Distributions and Capital Gains .......................................
Selling and Exchanging Fund Shares ....................................
Other Tax Jurisdictions ...............................................
Tax Status for Retirement Plans and
Other Tax-Deferred Accounts ...........................................
Backup Withholding ....................................................

SECTION 7 FINANCIAL HIGHLIGHTS ........................................

GLOSSARY ..............................................................

SECTION 1 OVERVIEW OF FUND RISKS

All mutual funds are subject to some risk. As a company, Gartmore has built sound risk-management processes designed to increase the probability of delivering enhanced risk-adjusted returns over the long term. Across its diverse family of investment offerings, Gartmore strives to combine fundamental security selection with the application of technology to help control risk and enhance returns.

The portfolio managers of each Fund also strive to manage investment risk by holding securities from a number of different companies in order to reduce the potential impact of any one company and by carefully selecting securities they believe to be the most promising investment opportunities for the Funds.

Following are specific risks that could affect the Funds' performance. [Consider moving risks common to all Funds up front.]

CALL RISK (Gartmore High Yield Bond Fund) is the possibility that an issuer may redeem a debt security before maturity (call). An increase in the likelihood of a call may reduce the security's price. If a debt security is called, the Fund may have to reinvest the proceeds in other debt securities with lower interest rates, higher credit risks, or less favorable characteristics.

CONVERTIBLE SECURITIES RISK [ONLY LISTED AS A PRINCIPAL RISK FOR THE GARTMORE CONVERTIBLE FUND IN THE CURRENT PROSPECTUS. CONVERTIBLE SECURITIES ARE, HOWEVER, LISTED UNDER "PRINCIPAL INVESTMENTS AND TECHNIQUES" FOR ALL FUNDS EXCEPT VALUE OPPORTUNITIES AND SMALL CAP GROWTH. SEE P. 22 OF CURRENT PROSPECTUS.] (Gartmore Convertible Fund, ) results because a portion of a convertible security's value is based on the value of the underlying common stock. Convertible securities are subject to some stock market risk.

CREDIT RISK (Gartmore Convertible Fund and Gartmore High Yield Bond Fund) is the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when these payments or repayments are due. In addition, if an issuer's financial condition changes, the ratings on the issuer's debt securities may be lowered, which could negatively affect the prices of the securities the Fund owns. This risk is particularly high for junk bonds and lower-rated convertible securities.

FLOATING RATE AND VARIABLE SECURITIES RISK [NOT IN CURRENT PROSPECTUS.](Gartmore High Yield Bond Fund) are subject to interest rate risk like other debt securities. Because they may be callable, they are also subject to the risk that a Fund will be repaid prior to the stated maturity, and that the repaid principal will be reinvested at a lower interest rate, reducing the Fund's income. Floating and variable-rate securities have interest rates that change periodically.

FOREIGN RISK (Gartmore High Yield Bond Fund) is the risk that foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve the following risks in addition to those of U.S. investments:

     o    political and economic instability,
     o    the impact of currency exchange rate fluctuations,
     o    reduced information about issuers,
     o    higher transaction costs,
     o    less stringent regulatory and accounting standards, and
     o    delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent that the Gartmore High Yield Bond Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets.

HIGH YIELD BOND RISK [NOT IN CURRENT PROSPECTUS.](Gartmore High Yield Bond Fund) refers to the possibility that the Fund's investments in junk bonds and other lower-rated or high yield securities will subject the Fund to substantial risk of loss. Issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities. Prices of high yield securities tend to be very volatile. These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities. The Fund's investments in lower-rated securities may involve the following specific risks:

o Greater risk of loss due to default because of the increased likelihood that adverse economic or company specific events will make the issuer unable to pay interest and/or principal when due.
o Wider price fluctuations due to changing interest rates and/or adverse economic and business developments.

o    Greater risk of loss due to declining credit quality.

INFLATION RISK (Gartmore Convertible Fund and Gartmore High Yield Bond Fund) is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. The income produced by these securities is worth less when prices for goods and services rise. To compensate for this loss of purchasing power, the securities trade at lower prices. Inflation also reduces the purchasing power of any income you receive from the Fund.

INITIAL PUBLIC OFFERING RISK (Gartmore Micro Cap Equity Fund and Gartmore Small Cap Growth Fund) is the risk that the Fund will be negatively impacted by purchasing securities that are part of a company's first public offering of stock. The prices of securities issued through an initial public offering (IPO) can be very volatile and transaction costs are often high. The Fund may lose all or a portion of its investment in an IPO. The effect of IPO holdings on the Fund's performance depends on a variety of factors, including:

     o    the number of IPOs the Fund invests in,
     o    the price changes in the IPOs held by the Fund, and
     o    the size of the Fund.

The impact of IPO purchases can have a magnified effect on the Fund's performance, especially if the Fund has a relatively small asset base. Conversely, the impact may be diminished if the Fund's asset base increases.

INTEREST RATE RISK (Gartmore Convertible Fund and Gartmore High Yield Bond Fund) is the risk that the value of debt securities held by the Fund may decrease when market interest rates rise. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall. Typically, the longer the maturity of a debt security, the more sensitive its price will be to interest rate changes.

LIQUIDITY RISK (Gartmore High Yield Bond Fund) is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

LOWER-RATED SECURITIES RISK (Gartmore Convertible Fund and Gartmore High Yield Bond Fund) refers to the possibility that the Fund's investments in junk bonds and other lower-rated or high yield securities will subject the Fund to substantial risk of loss. Issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities. Prices of high yield securities tend to be very volatile. These securities are less liquid than investment grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities. The Fund's investments in lower-rated securities may involve the following specific risks:

     o Greater risk of loss due to default because of the increased likelihood that adverse economic or company specific events will make the issuer unable to pay interest and/or principal when due.
     o Wider price fluctuations due to changing interest rates and/or adverse economic and business developments.
     o    Greater risk of loss due to declining credit quality.

MATURITY RISK (Gartmore High Yield Bond Fund) is the risk that the Fund will be negatively impacted through inmvestment in debt securities with longer effective maturities. The price of these securities is more sensitive to interest rate changes than the price of those with shorter effective maturities.

MEDIUM GRADE OBLIGATIONS RISK. [NOT IN CURRENT PROSPECTUS.] (Gartmore Convertible Fund and Gartmore High Yield Bond Fund) Medium-grade obligations are rated in the fourth highest rating category by a rating agency. Although considered investment grade, they have speculative characteristics and may be subject to greater fluctuations in value than higher rated securities.

MICRO- AND SMALL-CAPITALIZATION RISK (Gartmore Micro Cap Equity Fund, Gartmore Small Cap Growth Fund and Gartmore Value Opportunities Fund) Investments in smaller, newer companies may involve greater risk than investments in larger, more established companies because their stocks are usually less stable in price and less liquid. To the extent the Fund invests in stocks of small and micro-cap companies, it may be subject to increased risk.

PREFERRED STOCK RISK. [Not listed as a principal risk in current prospectus.] (Gartmore Convertible Fund and Gartmore High Yield Bond Fund) Because a company must usually pay preferred stock dividends before common stock dividends, preferred stocks generally involve less risk than common stocks.

PORTFOLIO TURNOVER RISK. (all Funds except Gartmore Micro Cap Equity Fund) The portfolio managers may engage in active and frequent trading of portfolio securities if they believe this strategy will be beneficial to the Fund. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may:

     o    increase share price volatility, and
     o    result in additional tax consequences for Fund shareholders.

REIT RISK (Gartmore Value Opportunities Fund) involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties. REITs that invest in real estate mortgages are subject to prepayment risk.

RULE 144A SECURITIES RISK (Gartmore Convertible Fund and Gartmore High Yield Bond Fund) is the result of a more limited market for Rule 144A securities than for publicly traded securities. It may be difficult to buy, sell or value Rule 144A securities.

SECURITIES LENDING RISK (All Funds) occurs when the lent securities may not be available for sale on a timely basis. The Fund may, therefore, lose the opportunity to sell them at a desirable price. The Fund also may lose its claims on the collateral deposited by the borrower if the borrower fails financially.

SPECIAL SITUATION COMPANIES RISK. (Gartmore Small Cap Growth Fund and Gartmore Value Opportunities Fund) Special situation companies are companies that may be involved in acquisitions, consolidations, mergers, reorganizations, or other unusual developments that can affect a company's market value. If the anticipated benefits of the developments do not ultimately materialize, the value of a special situation company may decline.

STOCK MARKET RISK (all Funds except Gartmore High Yield Bond Fund) refers to the possibility that a Fund could lose value if the individual stocks it has invested in and/or the overall stock markets on which the stocks trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by many factors, including:

     o    corporate earnings,
     o    production,
     o    management,
     o    sales, and
     o market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

The Convertible Fund does not plan to hold common stock directly; however, convertible securities are subject to some stock market risk because a portion of a convertible security's value is based on the value of the underlying stock.

WHEN-ISSUED SECURITIES RISK [NOT LISTED AS A PRINCIPAL RISK IN CURRENT PROSPECTUS. ONLY LISTED AS A PRINCIPAL INVESTMENT TECHNIQUE.] (Gartmore High Yield Bond Fund) is the risk of the value of a security falling between the time a Fund commits to buy it and the payment date. If this occurs, the Fund may sustain a loss. In addition, when a Fund buys a security on a when-issued basis, it is subject to the risk that market interest rates will increase before the time the security is delivered, so that the yield on the security may be lower than the yield available on other, comparable securities at the time of delivery.

ZERO COUPON BONDS. [NOT LISTED AS A PRINCIPAL RISK IN CURRENT PROSPECTUS. ONLY LISTED AS A PRINCIPAL INVESTMENT TECHNIQUE.] (Gartmore High Yield Bond Fund) These securities may be subject to greater price changes as a result of changing interest rates, than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero-coupon bonds are required by federal income tax laws to pay interest on the payments they would have received had a payment been made. To avoid federal income tax liability, a fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

SECTION 2 FUND SUMMARIES

INTRODUCTION TO THE CONCEPT SERIES

This prospectus provides information about five funds offered by Gartmore Mutual Funds (the "Trust"):

Gartmore Convertible Fund
Gartmore High Yield Bond Fund
Gartmore Micro Cap Equity Fund
Gartmore Small Cap Growth Fund
Gartmore Value Opportunities Fund

The Funds are primarily intended:

o to offer a varied selection of investment options using more aggressive equity and fixed income approaches.

The Funds use investment strategies that may involve substantially higher risks and greater volatility than most mutual funds and are not appropriate for all investors. To decide if one or more of these Funds is appropriate for your investment program, you should consider your personal investment objectives and financial circumstances, the length of time until you need your money, and the amount of risk you are comfortable taking.

Each Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Typically, this transpires when new money comes into the Fund and has not been invested or during unusual business, economic, political or financial conditions. Should this occur, each participating Fund will not be pursuing its investment objective. This may result in a lower return for those Funds, and they may miss potential market upswings.

Each Fund may also lend securities in order to generate additional income for the Fund.

As with any mutual fund, there can be no guarantee that these Funds will meet their investment objectives or that a Fund's performance will be positive for any period of time.

Each Fund's investment objective may be changed without shareholder approval.

RISK FACTORS FOR MUTUAL FUNDS
Please note that an investment in any mutual fund is:

o    not guaranteed to meet its investment goal;
o    not a deposit;
o not insured, endorsed or guaranteed by the FDIC or any government agency or financial institution; and
o subject to investment risk, including the possible loss of your original investment.

The Fund Summaries and Performance section summarizes key information about the Funds, including their investment objectives, principal strategies and risks, performance and fees. More information about each Fund can be found in Section 2, Fund Details.

Throughout this prospectus, "Fund" refers to any of the five Concept Series Funds and "Funds" refers to all five. The words "you" and "your" refer to potential investors and current shareholders of one or more of the Funds. Gartmore refers to the Funds' investment adviser, Gartmore Mutual Fund Capital Trust. [The investment adviser is referred to as "Adviser" in various places. Should be consistent throughout.]

ABOUT SHARE CLASSES

Each Fund offers six different share classes - Class A, Class B, Class C, Class R, Institutional Service Class and Institutional Class shares. An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges, and expenses for each share class are different. Multiple share classes allow you to choose the cost structure you prefer. The Fund Summaries include fees and expenses for the Funds and corresponding classes. For help in determining which share class is suitable for you, see Section 5, Investing with Gartmore: Choosing a Share Class.

SECTION 2 FUND SUMMARIES AND PERFORMANCE

FUND SUMMARY - GARTMORE CONVERTIBLE FUND

OBJECTIVE
The Fund seeks to preserve capital and provide current yield and capital appreciation through investments in convertible securities.

PRINCIPAL STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in convertible securities, which may be either debt securities or preferred stocks that can be exchanged for common stock. The Fund seeks to profit from this strategy both by receiving interest income on a convertible security and from any increase in its market value. The market value of a convertible security tends to increase or decrease when the market value of the underlying security (generally common stock) increases or decreases.

The Fund typically invests in convertible securities issued by U.S. companies. The Fund also invests in convertible securities of any credit quality, including those that are:

o    below investment grade
o    currently not paying interest, or
o    in default

A significant portion of the Fund's convertible securities is comprised of Rule 144A securities, which are not registered for public sale, but eligible for purchase and sale by certain qualified institutional buyers.

The Fund's investment philosophy emphasizes current yield and solid credit quality. The portfolio managers seek to buy convertible securities trading at or below par (the bond's face value) with moderate duration (typically three to seven years). If a security meets their credit standards, the portfolio managers evaluate the equity portion of the convertible security, which is based on the underlying common stock.

When buying and selling convertible securities for the Fund, the portfolio managers typically apply a three-step approach which includes:

     1. Evaluating the default risk of the convertible security by analyzing traditional aspects of the underlying company, including its:

          o    balance sheet,
          o    cash flow,
          o    ratio of interest expense to earnings, and
          o    capital structure.

     2. Analyzing the convertible security's underlying common stock by reviewing:

          o    the company's valuation,
          o    management,
          o    earnings,
          o    industry position, and
          o    the stock's capital appreciation potential.

     3. Evaluating the convertible security's value, liquidity and impact on the overall composition and diversification of the Fund.

The portfolio managers may sell a convertible security based on the following criteria:

o    the convertible security sells at or above 120% of its par value;
o credit measures for the security deteriorate making other available convertible securities more attractive;
o    concerns about the issuer's management; or
o    weakening fundamentals in the issuer's sector.

When deciding whether to buy or sell a security, the portfolio managers do not necessarily consider the Fund's turnover rate and may engage in frequent portfolio transactions if the long- or short-term benefits are believed to outweigh potential negative effects such as higher transaction costs and additional tax consequences.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate and depends in part on the portfolio managers' ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund.

Although the Fund's managers strive to reduce the risk of loss by holding a number of different securities and by carefully selecting the companies for investment, this risk cannot be entirely eliminated. There is the risk that you will lose money.

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following headings: [Consider listing in descending order by degree of risk.]

o    Convertible securities risk
o    Credit risk
o    Inflation risk
o    Interest rate risk
o    Lower-rated securities risk
o Medium-grade obligations risk [Not listed as a principal risk in current prospectus.]
o    Portfolio turnover risk
o    Rule 144A securities risk
o    Securities lending risk
o    Stock market risk

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's Statement of Additional Information.

PERFORMANCE
The chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund's average annual total return before taxes (and after taxes for Class A shares) and compares it to the returns of a broad-based securities index. The Fund's past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and probably differs from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

ANNUAL RETURNS - CLASS A SHARES* (YEARS ENDED DECEMBER 31)

BAR CHART [Insert chart and table data.]

Best Quarter:
Worst Quarter:

*These annual returns do not include sales charges and does not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

AVERAGE ANNUAL RETURNS(1)                                           SINCE INCEPTION
AS OF DECEMBER 31, 2004                                1 YEAR     (December 29, 2003)
-------------------------------------------------      ------     -------------------
Class A Shares - Before Taxes
Class A shares - Before Taxes
Class A shares - After Taxes on Distributions
Class A shares - After Taxes on Distributions and
Sale of Shares
Class B Shares - Before Taxes
Class C Shares - Before Taxes
Class R Shares - Before Taxes
Institutional Service Class Shares - Before Taxes
Institutional Class Shares - Before Taxes
Goldman Sachs (GS) Convertible 100 Index(2)

(1)  These returns include the impact of expenses and any sales charges.
(2) The GS Convertible 100 Index is an unmanaged index that tracks the performance of 100 equally weighted convertible issues, each with a market capitalization of at least $100 million. The Index measures the performance of its components against that of their underlying common stocks as well as against other broad market indexes. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay when buying and holding shares of the Fund depending on the share class you select.
[Insert table data.]

SHAREHOLDER FEES(1) (FEES PAID                                                                      Institutional    Institutional
DIRECTLY FROM YOUR INVESTMENT)               Class A       Class B       Class C       Class R      Service Class        Class
-----------------------------------------   --------      --------      --------      --------      -------------    -------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)                   5.75%(2)      None          None          None               None             None

Maximum Deferred Sales Charge
(Load) imposed upon redemptions
(as a percentage of offering or
sale price, whichever is less)                  None(3)       5.00%(4)      1.00%(5)      None               None             None

Redemption/Exchange Fee (as a
percentage of amount redeemed or
exchanged)(6)                                   2.00%         2.00%         2.00%         2.00%              2.00%            2.00%

                                                    Applies only to exchanges and redemptions within 90 days after purchase.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)

Management Fees(7) (fees paid to
have the Fund's investments
professionally managed.)                        0.65%         0.65%         0.65%         0.65%              0.65%            0.65%
                                                                                                                        [Please
                                                                                                                      confirm all
                                                                                                                       inserted
                                                                                                                         data.]

Distribution and/or Service (12b-1) Fees
(fees paid from Fund assets to cover the
cost of sales, promotions and other
distribution activities, as well as
certain shareholder servicing costs)            0.25%         1.00%         1.00%         0.40%(8)           None             None

Other Expenses

TOTAL ANNUAL FUND OPERATING
EXPENSES

Amount of Fee Waiver/Expense
Reimbursement(9)

TOTAL ANNUAL FUND OPERATING
EXPENSES (AFTER
WAIVERS/REIMBURSEMENTS)

(1) If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.
(2) The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 5, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A Sales Charges.
(3) A CDSC of up to 1% may apply to certain redemptions of Class A shares if purchased without sales charges and for which a finder's fee is paid.
     Section 5, Investing with Gartmore: Choosing a Share Class-- Reduction and Waiver of Class A Sales Charges.
(4) A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 5, Investing with Gartmore: Choosing a Share Class--Class B Shares.
(5) A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 5, Investing with Gartmore: Choosing a Share Class--Class C Shares.
(6) A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 5 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 5, Investing with Gartmore: Selling Shares--Redemption and Exchange Fees.
(7) The management fee represents the maximum fee that could be paid to Gartmore Mutual Fund Capital Trust under its advisory agreement for the Fund. See Section 4, Fund Management for management fee breakpoints for the Fund.
(8) "Distribution and/or Service (12b-1) Fees" are based on estimates for the new Class R shares during the current fiscal year. These fees could increase to 0.50% of the Fund's average daily net assets. [Include this footnote only if fees for Class R shares are still estimated.]
(9) The Trust and Gartmore Mutual Fund Capital Trust (the "Adviser") have entered into a written contract limiting operating expenses to 0.95% at least through February 28, 2006 for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the Adviser made the payments or waived the fees during the Fund's first three years of operations and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of 12b-1 fees and administrative service fees were charged, the "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to [ ]% for Class A shares, [ ]% for Class R shares and [ ]% for Institutional Service Class shares before GMF would be required to further limit the Fund's expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 Year      3 Years     5 Years    10 Years
                                --------    --------    --------    --------
Class A Shares*
Class B Shares
Class C Shares
Class R Shares
Institutional Service
 Class Shares
Institutional Class

You would pay the following expenses on the same investment if you did not sell your shares:**

                                 1 Year      3 Years     5 Years    10 Years
                                --------    --------    --------    --------
Class B Shares
Class C Shares

*    Assumes a CDSC does not apply.
** Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

FUND SUMMARY - GARTMORE HIGH YIELD BOND FUND

OBJECTIVE
The Fund seeks high current income with capital appreciation as a secondary objective.

PRINCIPAL STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in bonds that are considered below investment grade, commonly known as high yield or junk bonds. These bonds may be of any credit quality and may include:

     o    bonds that are not currently paying interest,
     o    pay-in-kind securities,
     o    securities that are in default, and
     o    zero coupon bonds

The Fund invests primarily high yield bonds of domestic and foreign issuers that are denominated in U.S. dollars. A company is considered to be domestic if it:
     o is organized under U.S. laws and has a principal place of business in the U.S., or
     o    derives 50% or more of its cash flow from business in the U.S.

The Fund's portfolio manager generally uses a "bottom up" approach when selecting securities, focusing on credit analysis of individual issues:

1. Credit Research. The portfolio manager uses independent credit research to evaluate debt service, growth rate, and downside and upgrade potential for each bond.

2. Security Selection. The manager selects bonds believed to provide high yields with relatively low credit risk that will enhance portfolio diversification.

3. Sector Allocation. Security selection helps to determine the Fund's allocation among industry sectors. However, the manager's perception of the prospects for a particular sector in the current economic environment determines whether it will be given a weighting higher than, equal to or lower than the index.

The portfolio manager uses an active process that:

o    emphasizes relative value,
o    considers both a bond's income and its price appreciation potential, and
o relies on intensive research to identify bonds of issuers with stable to improving financial situations and yields that may compensate for the risk of investing in junk bonds.

Using this approach, the Fund assesses new issues versus secondary market opportunities. The Fund seeks to maintain a duration between three and six years.

When deciding whether to buy or sell a security, the portfolio manager does not necessarily consider the Fund's turnover rate and may engage in frequent portfolio transactions if the long- or short-term benefits are believed to outweigh potential negative effects such as higher transaction costs and additional tax consequences.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate and depends in part on the portfolio manager's ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund. Because this Fund invests in lower rated, high yield bonds and employs aggressive investment strategies it involves more risk than most mutual funds. There is the risk that you will lose money.

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following headings:

o    Call risk
o Convertible securities risk [Not listed as a principal risk in current prospectus.]

o    Credit risk
o    Default risk
o Floating rate and variable securities risk [Not listed as a principal risk in current prospectus.]
o    Foreign risk
o High yield bonds risk [Not listed as a principal risk in current prospectus.]
o    Inflation risk
o    Interest rate risk
o    Liquidity risk
o    Lower-rated securities risk
o    Maturity risk
o Medium-grade obligations risk [Not listed as a principal risk in current prospectus.]
o    Portfolio turnover risk
o    Rule 144A Securities risk
o When-issued securities risk [Not listed as a principal risk in current prospectus.]
o Zero coupon bonds risk [Not listed as a principal risk in current prospectus.]

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's Statement of Additional Information.

PERFORMANCE
The chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund's average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund's past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Bar Chart

Best Quarter:
Worst Quarter:

*These annual returns also do not reflect the effect of taxes. Please call 1-800-848-0920 to obtain the Fund's current 30-day yield.

AVERAGE ANNUAL RETURNS(1)                                                  SINCE INCEPTION
AS OF DECEMBER 31, 2004                               1 YEAR   5 YEARS   (December 29, 1999)
-------------------------------------------------     ------   -------   -------------------
Class A Shares - Before Taxes
Class A Shares - After Taxes on Distributions
Class A Shares -- After Taxes on Distributions
and Sales of Shares
Class B Shares - Before Taxes
Class C Shares - Before Taxes(2),(3)
Class R Shares - Before Taxes(2)
Institutional Service Class Shares - Before Taxes
Institutional Class Shares - Before Taxes(4)
Citigroup High-Yield Market Index(5)

(1)  These returns include the impact of expenses and any sales charges.
(2) Returns before the first offering of Class C shares (3/1/01) and Class R shares (12/31/03) are based on the performance of Class B shares. This performance is substantially similar to what Class C shares and Class R shares would have produced because these three classes invest in the same portfolio of securities. Class C performance has been adjusted to reflect applicable sales charges. Returns for Class R shares have been adjusted to eliminate sales charges that do not apply to that class, but have not been adjusted to reflect its lower expenses.
(3) Effective as of April 1, 2004, front-end sales charges no longer will be imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.
(4) Returns through December 31, 2003 were achieved before the first offering of Institutional Class shares (12/31/03) and are based on the performance of Institutional Service Class shares. This performance is substantially similar to what the Institutional Class shares would have produced because both classes invest in the same portfolio of securities. Returns for Institutional Class shares have not been adjusted to reflect its lower expenses.
(5) The Citigroup High-Yield Market Index is an unmanaged index of high-yield debt securities that is a broad market measure. Unlike mutual fund returns, the Index does not include expenses. If expenses were deducted, the actual returns of the Index would be lower.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay when buying and holding shares of the Fund depending on the share class you select.

SHAREHOLDER FEES(1) (FEES PAID                                                                      Institutional    Institutional
DIRECTLY FROM YOUR INVESTMENT)               Class A       Class B       Class C       Class R      Service Class        Class
-----------------------------------------   --------      --------      --------      --------      -------------    -------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)                   4.75%(2)      None          None          None               None             None

Maximum Deferred Sales Charge
(Load) imposed upon redemptions
(as a percentage of offering or
sale price, whichever is less)                  None(3)       5.00%(4)      1.00%(5)      None               None             None

Redemption/Exchange Fee (as a
percentage of amount redeemed or
exchanged)(6)                                   2.00%         2.00%         2.00%         2.00%              2.00%            2.00%

                                                   Applies only to exchanges and redemptions within 5 days after purchase.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)

Management Fees(7) (fees paid to
have the Fund's investments
professionally managed.)                        0.55%         0.55%         0.55%         0.55%              0.55%            0.55%
                                                                                                                        [Please
                                                                                                                      confirm all
                                                                                                                       inserted
                                                                                                                        data.]

Distribution and/or Service (12b-1) Fees
(fees paid from Fund assets to cover the
cost of sales, promotions and other
distribution activities, as well as
certain shareholder servicing costs)            0.25%         1.00%         1.00%         [__]%(7)           None             None

Other Expenses

TOTAL ANNUAL FUND OPERATING
EXPENSES

Amount of Fee Waiver/Expense
Reimbursement(8)

TOTAL ANNUAL FUND OPERATING
EXPENSES (AFTER
WAIVERS/REIMBURSEMENTS)

(1) If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.
(2) The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 5, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A Sales Charges.
(3) A Contingent Deferred Sales Charge (CDSC) of up to 0.75% may apply to certain redemptions of Class A shares if purchased without sales charges and for which a finder's fee is paid. Section 5, Investing with Gartmore:
     Choosing a Share Class--Class A Shares.
(4) A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 5, Investing with Gartmore: Choosing a Share Class--Class B Shares.
(5) A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 5, Investing with Gartmore: Choosing a Share Class--Class C Shares.
(6) A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 5 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 5, Investing with Gartmore: Selling Shares--Redemption and Exchange Fees.
(7) "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets. [Include this footnote only if fees for Class R shares are still estimated.]
(8) The Trust and Gartmore Mutual Fund Capital Trust (the "Adviser") have entered into a written contract limiting operating expenses to 0.85% at least through February 28, 2006 for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Any reimbursements to the Adviser must be within five years of the end of the fiscal year in which the Adviser made or waived the payment for which it is being reimbursed. If the maximum amount of 12b-1 fees and administrative service fees were charged, the "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to [ ]% for Class A shares, [ ]% for Class R shares and [ ]% for Institutional Service Class shares before the Adviser would be required to further limit the Fund's expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 Year      3 Years     5 Years    10 Years
                                --------    --------    --------    --------
Class A Shares*
Class B Shares
Class C Shares
Class R Shares
Institutional Service
 Class Shares
Institutional Class

You would pay the following expenses on the same investment if you did not sell your shares:**

                                 1 Year      3 Years     5 Years    10 Years
                                --------    --------    --------    --------
Class B Shares
Class C Shares

*    Assumes a CDSC does not apply.
** Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. [Please confirm.]

FUND SUMMARY - GARTMORE MICRO CAP EQUITY FUND

The Fund's investment adviser has closed the Fund to new investors, and may do so to existing investors (excluding reinvestment of dividends and distributions) at some point in the future. If this occurs, existing shareholders will receive advance notice. The Fund's investment adviser may reopen the Fund to new investors at any time.

OBJECTIVE
The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of very small sized companies, also known as micro-cap companies.

Micro-cap companies have a market capitalization within the range included in the Wilshire Micro-Cap(R) Index. As of January [ ], 2005, the last time the index was rebalanced, that range was approximately $[ ] million or considerably less than the market capitalization of typical S&P 500 companies. The range may fluctuate depending on changes in the value of the overall stock market.

The Fund focuses on small, undiscovered, emerging growth companies, seeking to provide investors with potentially higher returns than would be achieved by investing primarily in larger, more established companies. Since micro-cap companies are generally not as well known and have less of an institutional following than larger companies, they may provide opportunities for higher returns due to inefficiencies in the marketplace.

In analyzing specific companies for possible investment, the Fund's portfolio manager ordinarily looks for several of the following characteristics:

o    Above average earnings growth;
o    Attractive valuation;
o    Development of new products, technologies or markets;
o    High quality balance sheet; and
o    Strong management team.

Although the portfolio manager looks for companies with the potential for strong earnings growth rates, some of the Fund's investments may be in companies that are experiencing losses. There is no minimum operating history required for companies in which the Fund may invest. The Fund typically invests in securities issued by approximately 50-100 companies with 1-2% of the Fund's net assets in each security.

The Fund's portfolio manager may sell a particular security based on the following criteria:

o    Changes in company fundamentals from the time of the original investment,
o    Company management actions not in shareholders' best interests,
o Deteriorating valuation that makes other stocks appear more attractively priced,
o Market capitalization that increased to twice the portfolio's buying range, and
o    Weakening financial stability

The Fund is not required to sell a security that has appreciated beyond the micro-cap range, but it will typically do so.

The Fund may invest up to 20% of its net assets in equity securities of larger capitalization companies. The Fund may invest without limit in initial public offerings ("IPOs"), although it is uncertain whether such IPOs will be available for investment by the Fund and what impact, if any, they will have on the Fund's performance.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate and depends in part on the portfolio manager's ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund. Because this Fund invests in very small companies and employs aggressive investment strategies it involves more risk than most mutual funds.

Although the Fund's portfolio manager strives to reduce the risk of loss by holding a number of different securities and by carefully selecting the companies for investment, this risk cannot be entirely eliminated. There is the risk that you will lose money.

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following headings:

o    IPO risk
o    Micro-capitalization risk
o    Securities lending risk
o    Stock market risk

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's Statement of Additional Information.

PERFORMANCE
The chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's results, specifically its annual total returns, have varied. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund's average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund's past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

ANNUAL RETURNS - CLASS A SHARES* (YEARS ENDED DECEMBER 31)

BAR CHART

Best Quarter:
Worst Quarter:

*The annual returns do not include sales charges and does not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

AVERAGE ANNUAL RETURNS(1)                                       SINCE INCEPTION
AS OF DECEMBER 31, 2004                               1 YEAR    (June 27, 2002)
-------------------------------------------------     ------    ---------------
Class A Shares - Before Taxes
Class A Shares - After Taxes on Distributions
Class A Shares -- After Taxes on Distributions
 and Sales of Shares [footnote does not match]
Class B Shares - Before Taxes
Class C Shares - Before Taxes(2)
Class R Shares - Before Taxes(3)
Institutional Service Class Shares - Before Taxes
Institutional Class Shares - Before Taxes
Wilshire Micro-Cap(R)Index(4)

(1)  These returns include the impact of expenses and any sales charges.
(2) Effective as of April 1, 2004, front-end sales charges were no longer imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.

(3) Returns before the first offering of Class R shares (12/31/03) are based on the performance of Class B shares. This performance is substantially similar to what Class C shares and Class R shares would have produced because these three classes invest in the same portfolio of securities. Class C performance has been adjusted to reflect applicable sales charges. Returns for Class R shares have been adjusted to eliminate sales charges that do not apply to that class, but have not been adjusted to reflect its lower expenses.
(4) The Wilshire Micro-Cap Equity Index is an unmanaged capitalization-weighted index that measures the performance of small-cap stocks in the bottom "half" of the Wilshire 5000 Index. The returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of the index would be lower.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay when buying and holding shares of the Fund depending on the share class you select.

SHAREHOLDER FEES(1) (FEES PAID                                                                      Institutional    Institutional
DIRECTLY FROM YOUR INVESTMENT)               Class A       Class B       Class C       Class R      Service Class        Class
-----------------------------------------   --------      --------      --------      --------      -------------    -------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)                   5.75%(2)      None          None          None               None             None

Maximum Deferred Sales Charge
(Load) imposed upon redemptions
(as a percentage of offering or
sale price, whichever is less)                  None(3)       5.00%(4)      1.00%(5)      None               None             None

Redemption/Exchange Fee (as a
percentage of amount redeemed or
exchanged)(6)                                   2.00%         2.00%         2.00%         2.00%              2.00%            2.00%

                                                   Applies only to exchanges and redemptions within 90 days after purchase.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)

Management Fees (fees paid to have
the Fund's investments
professionally managed.)                        1.25%         1.25%         1.25%         1.25%              1.25%            1.25%
                                                                                                                        [Please
                                                                                                                      confirm all
                                                                                                                        inserted
                                                                                                                         data.]

Distribution and/or Service (12b-1) Fees
(fees paid from Fund assets to cover the
cost of sales, promotions and other
distribution activities, as well as
certain shareholder servicing costs)
                                                0.25%         1.00%         1.00%         0.40%(7)           None             None

Other Expenses

TOTAL ANNUAL FUND OPERATING
EXPENSES

Amount of Fee Waiver/Expense
Reimbursement(8)

TOTAL ANNUAL FUND OPERATING
EXPENSES (AFTER
WAIVERS/REIMBURSEMENTS)

(1) If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.
(2) The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 5, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A Sales Charges.
(3) A Contingent Deferred Sales Charge (CDSC) of up to 1.00% may apply to certain redemptions of Class A shares if purchased without sales charges and for which a finder's fee is paid. Section 5, Investing with Gartmore:
     Choosing a Share Class--Class A Shares.
(4) A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 5, Investing with Gartmore: Choosing a Share Class--Class B Shares.
(5) A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 5, Investing with Gartmore: Choosing a Share Class--Class C Shares.
(6) A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 5, Investing with Gartmore: Selling Shares--Redemption and Exchange Fees.
(7) "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets. [Include this footnote only if fees for Class R shares are still estimated.]
(8) The Trust and Gartmore Mutual Fund Capital Trust (the "Adviser") have entered into a written contract limiting operating expenses to 1.65% at least through February 28, 2006 for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Any reimbursements to the Adviser must be within five years of the end of the fiscal year in which the Adviser made or waived the payment for which it is being reimbursed. If the maximum amount of 12b-1 fees and administrative service fees were charged, the "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to [ ]% for Class A shares, [ ]% for Class R shares and [ ]% for Institutional Service Class shares before the Adviser would be required to further limit the Fund's expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 Year      3 Years     5 Years    10 Years
                                --------    --------    --------    --------
Class A Shares*
Class B Shares
Class C Shares
Class R Shares
Institutional Service
 Class Shares
Institutional Class

You would pay the following expenses on the same investment if you did not sell your shares:**

                                 1 Year      3 Years     5 Years    10 Years
                                --------    --------    --------    --------
Class B Shares
Class C Shares

*    Assumes a CDSC does not apply.
** Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

FUND SUMMARY - GARTMORE SMALL CAP GROWTH FUND

OBJECTIVE
The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of smaller companies (generally referred to as "small cap" companies), whose market capitalizations are similar to those in the Russell 2000(R) Index at the time the Fund invests in them. The Russell 2000 Index is an unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies. As of __________, 2005, the market capitalizations of companies in the Russell 2000 Index ranged from $__ million to $__ billion. Due to market fluctuations and the annual reconstitution of the index, the market capitalizations of the companies within the Russell 2000 may be higher or lower at any given time.

In analyzing specific companies for possible investment, the Fund's portfolio manager ordinarily looks for the following characteristics:

o    Above average earnings growth
o    High return on earnings
o    Strong financial characteristics
o    Successful business models

The portfolio manager may select companies believed to have potential to achieve substantial earnings growth and/or those in the early stages of their development. The portfolio manager may also purchase securities of companies experiencing unusual, non-repetitive "special" situations (such as mergers or acquisitions) or companies believed to have valuable fixed assets whose value is not fully reflected in their stock prices.

The portfolio manager employs a strict sell discipline and will generally sell a security if:

     o    the company's market capitalization becomes too large
     o    its earnings rate declines
     o    better opportunities are available
     o the stock price is relatively unchanged for a significant period of time

The Fund may invest without limit in initial public offerings ("IPOs") of small-cap companies, although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.

When deciding whether to buy or sell a security, the portfolio manager does not necessarily consider the Fund's turnover rate and may engage in frequent portfolio transactions if the long- or short-term benefits are believed to outweigh potential negative effects such as higher transaction costs and additional tax consequences.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate and depends in part on the portfolio manager's ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund. Because this Fund invests in smaller companies and employs aggressive investment strategies it involves more risk than most mutual funds.

Although the Fund's portfolio manager strives to reduce the risk of loss by holding a number of different securities and by carefully selecting the companies for investment, this risk cannot be entirely eliminated. There is the risk that you will lose money.

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following headings:

o    IPO risk
o    Portfolio turnover risk

o    Securities lending risk.
o    Small-cap risk.
o    Special situation companies risk.
o    Stock market risk

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's Statement of Additional Information.

PERFORMANCE
No performance information is provided because the Fund began operations on or about March 30, 2004 and does not yet have one full calendar year of performance history.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay when buying and holding shares of the Fund depending on the share class you select.

SHAREHOLDER FEES(1) (FEES PAID                                                                      Institutional    Institutional
DIRECTLY FROM YOUR INVESTMENT)               Class A       Class B       Class C       Class R      Service Class        Class
-----------------------------------------   --------      --------      --------      --------      -------------    -------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)                   5.75%(2)      None          None          None               None             None

Maximum Deferred Sales Charge
(Load) imposed upon redemptions
(as a percentage of offering or
sale price, whichever is less)                  None(3)       5.00%(4)      1.00%(5)      None               None             None

Redemption/Exchange Fee (as a
percentage of amount redeemed or                2.00%         2.00%         2.00%         2.00%              2.00%            2.00%
exchanged)(6)

                                                   Applies only to exchanges and redemptions within 90 days after purchase.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)

Management Fees (fees paid to have
the Fund's investments
professionally managed.)                        0.95%         0.95%         0.95%         0.95%              0.95%            0.95%
                                                                                                                        [Please
                                                                                                                      confirm all
                                                                                                                        inserted
                                                                                                                         data.]

Distribution and/or Service (12b-1) Fees
(fees paid from Fund assets to cover the
cost of sales, promotions and other
distribution activities, as well as
certain shareholder servicing costs)            0.25%         1.00%         1.00%         0.40%(7)           None             None

Other Expenses

TOTAL ANNUAL FUND OPERATING
EXPENSES

Amount of Fee Waiver/Expense
Reimbursement(8)

TOTAL ANNUAL FUND OPERATING
EXPENSES (AFTER
WAIVERS/REIMBURSEMENTS)

(1) If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.
(2) The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 5, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A Sales Charges.
(3) A Contingent Deferred Sales Charge (CDSC) of up to 1.00% may apply to certain redemptions of Class A shares if purchased without sales charges and for which a finder's fee is paid. Section 5, Investing with Gartmore:
     Choosing a Share Class--Class A Shares.
(4) A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 5, Investing with Gartmore: Choosing a Share Class--Class B Shares.
(5) A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 5, Investing with Gartmore: Choosing a Share Class--Class C Shares.
(6) A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 5, Investing with Gartmore: Selling Shares--Redemption and Exchange Fees.
(7) "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets. [Include this footnote only if fees for Class R shares are still estimated.]
(8) The Trust and Gartmore Mutual Fund Capital Trust (the "Adviser") have entered into a written contract limiting operating expenses to 1.35% at least through February 28, 2006 for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Any reimbursements to the Adviser must be within three years of the end of the fiscal year in which the Adviser made or waived the payment for which it is being reimbursed. If the maximum amount of 12b-1 fees and administrative service fees were charged, the "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to
     [    ]% for Class A shares, [    ]% for Class R shares and [    ]% for
     Institutional Service Class shares before the Adviser would be required to further limit the Fund's expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 Year      3 Years     5 Years    10 Years
                                --------    --------    --------    --------
Class A Shares*
Class B Shares
Class C Shares
Class R Shares
Institutional Service
 Class Shares
Institutional Class

You would pay the following expenses on the same investment if you did not sell your shares:**

                                 1 Year      3 Years     5 Years    10 Years
                                --------    --------    --------    --------
Class B Shares
Class C Shares

*    Assumes a contingent deferred sales charge does not apply.
** Expenses paid on investments for Class A (unless your purchase is subject to a contingent deferred sales charge for a purchase of $1,000,000 or more), Class R, Institutional Service Class, and Institutional Class do not change whether or not you sell your shares.

This Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. [Please confirm.]

FUND SUMMARY - GARTMORE VALUE OPPORTUNITIES FUND

OBJECTIVE
The Fund seeks long-term capital appreciation through investment in common stocks or their equivalents.

PRINCIPAL STRATEGIES
Under normal market conditions, the Fund invests primarily in equity securities of smaller companies (generally referred to as "small cap" companies), whose market capitalizations are similar to those in the Russell 2000(R) Index at the time the Fund invests in them. [Market capitalization language?]

The Fund's investment adviser has selected NorthPointe Capital LLC as subadviser to manage the Fund's portfolio on a day-to-day basis.

The Fund invests primarily in stocks of U.S. and foreign companies that the portfolio manager considers to represent "value." These include:

o    companies with good earnings growth potential;
o securities the portfolio manager deems to be undervalued or not well recognized by the market;
o special situation companies (companies involved in acquisitions, consolidations, mergers or other unusual developments); and
o turnarounds (companies that have experienced significant business problems but, in the portfolio manager's view, have favorable prospects for recovery).

Smaller capitalization companies often are undervalued for the following reasons:

(1) institutional investors, who represent a majority of the trading volume in publicly traded shares, are less interested in the stock because it is difficult for them to acquire a meaningful position without purchasing a large percentage of the company's outstanding equities; and
(2) the companies may not be regularly researched by securities analysts, which could result in greater discrepancies between the company's stock price and its underlying or potential value

The portfolio managers consider selling a security if:

o    there are more attractive securities available,
o    the business environment is changing, or
o    to control the overall risk of the portfolio.

In addition to investing in small cap companies, the Fund may invest in larger capitalization companies and in real estate investment trusts ("REITs"). The Fund may also engage in securities lending in order to generate additional income.

When deciding whether to buy or sell a security, the portfolio managers do not necessarily consider the Fund's turnover rate and may engage in frequent portfolio transactions if the long- or short-term benefits are believed to outweigh potential negative effects such as higher transaction costs and additional tax consequences.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate and depends in part on the portfolio managers' ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund. Because this Fund invests in small companies and employs aggressive investment strategies it involves more risk than most mutual funds.

Although the Fund's portfolio managers strive to reduce the risk of loss by holding a number of different individual securities and by carefully selecting the companies in which they invest, this risk cannot be entirely eliminated. As with any mutual fund, there is no guarantee the Fund will meet its investment objective or that its performance will be positive for any period of time. There is the risk that you will lose money.

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following headings:

o    Portfolio turnover risk
o    REIT risk
o    Small cap risk
o    Special situation companies risk
o    Stock market risk

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's Statement of Additional Information.

PERFORMANCE
The chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund's average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund's past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

ANNUAL RETURNS - CLASS A SHARES* (YEARS ENDED DECEMBER 31)

BAR CHART

Best Quarter:
Worst Quarter:

*These annual returns do not include sales charges and does not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

AVERAGE ANNUAL RETURNS(1)                                                      SINCE INCEPTION
AS OF DECEMBER 31, 2004                                1 YEAR     5 YEAR     (December 29, 1999)
-------------------------------------------------      ------     ------     -------------------
Class A Shares - Before Taxes
Class A Shares - After Taxes on Distributions
Class A Shares -- After Taxes on Distributions
and Sales of Shares
Class B Shares - Before Taxes
Class C Shares - Before Taxes(2),(3)
Class R Shares - Before Taxes(2)
Institutional Service Class Shares - Before Taxes
Institutional Class Shares - Before Taxes4
Russell 2000(R)Index(5)

(1)  These returns include the impact of expenses and any sales charges.
(2) Returns before the first offering of Class C shares (3/1/01) and Class R shares (10/1/03) are based on the performance of Class B shares. This performance is substantially similar to what Class C and Class R shares would have produced because these three classes invest in the same portfolio of securities. Class C performance has been adjusted to reflect applicable sales charges. Returns for Class R shares have been adjusted to eliminate sales charges that do not apply to that class, but have not been adjusted to reflect its lower expenses.
(3) Effective as of April 1, 2004, front-end sales charges were no longer imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.

(4) Returns before the first offering of Institutional Class shares (6/29/04) are based on the performance of Institutional Service class shares. This performance is substantially similar to what the Institutional Class shares would have produced because both classes invest in the same portfolio of securities. Returns for Institutional Class shares have not been adjusted to reflect its lower expenses.
(5) The Russell 2000 Index is an unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies. The returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of the Index would be lower.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay when buying and holding shares of the Fund depending on the share class you select.

SHAREHOLDER FEES(1) (FEES PAID                                                          Institutional
DIRECTLY FROM YOUR INVESTMENT)      Class A      Class B      Class C      Class R      Service Class   Institutional Class
--------------------------------    -------      -------      -------      -------      -------------   -------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)          5.75%(2)     None         None         None               None                  None

Maximum Deferred Sales
Charge (Load) imposed upon
redemptions (as a percentage of
offering or sale price,
whichever is less)                     None(3)      5.00%(4)     1.00%(5)     None               None                  None

Redemption/Exchange Fee (as a
percentage of amount redeemed or
exchanged)(6)                          2.00%        2.00%        2.00%        2.00%              2.00%                 2.00%

                                            Applies only to exchanges and redemptions within 90 days after purchase.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)

Management Fees (fees paid to
have the Fund's investments
professionally managed.)               0.70%        0.70%        0.70%        0.70%              0.70%                 0.70%
                                                                                                          [Please confirm
                                                                                                        all inserted data.]

Distribution and/or Service
(12b-1) Fees (fees paid from
Fund assets to cover the cost
of sales, promotions and other
distribution activities, as
well as certain shareholder
servicing costs)                       0.25%        1.00%        1.00%        0.40%(7)           None                  None

Other Expenses

TOTAL ANNUAL FUND OPERATING
EXPENSES

Amount of Fee Waiver/Expense
Reimbursement(8)

TOTAL ANNUAL FUND OPERATING
EXPENSES (AFTER
WAIVERS/REIMBURSEMENTS)

(1) If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.
(2) The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 5, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A and Class D Sales Charges.
(3) A CDSC of up to 1% may apply to certain redemptions of Class A shares if purchased without sales charges and for which a finder's fee is paid. See
     Section 5, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A Sales Charges.
(4) A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 5, Investing with Gartmore: Choosing a Share Class--Class B Shares.
(5) ACDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 5, Investing with Gartmore: Choosing a Share Class--Class C Shares.
(6) A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 5, Investing with Gartmore: Selling Shares--Redemption and Exchange Fees.

(7) "Distribution and/or Service (12b-1) Fees" for Class R Shares are estimated. These fees could increase to 0.50% of the average daily net assets of the Fund's Class R shares. For more information see Section 3, Management. [Include this footnote only if fees for Class R shares are still estimated.]
(8) The Trust and the Gartmore Mutual Funds Capital Trust (the "Adviser") have entered into a written contract limiting operating expenses to 1.10% at least through February 28, 2006 for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the Adviser made the payments or waived the fees during the Fund's first five years of operations and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of 12b-1 fees and administrative service fees were charged, the "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to [ ]% for Class A shares, [ ]% for Class R shares and [ ]% for Institutional Service Class shares before GMF would be required to further limit the Fund's expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 Year            3 Years            5 Years            10 Years
                          ----------------   ----------------   ----------------   ----------------
Class A Shares*
Class B Shares
Class C Shares
Class R Shares
Institutional Service
Class Shares
Institutional Class

You would pay the following expenses on the same investment if you did not sell your shares:**

                               1 Year            3 Years            5 Years            10 Years
                          ----------------   ----------------   ----------------   ----------------
Class B Shares
Class C Shares

*    Assumes a contingent deferred sales charge does not apply.
** Expenses paid on investments for Class A (unless your purchase is subject to a contingent deferred sales charge for a purchase of $1,000,000 or more), Class R, Institutional Service Class, and Institutional Class do not change whether or not you sell your shares.

This Example does not reflect sales charges (loads) on reinvested dividends and distributions because the Fund does not apply sales charges on reinvested dividends and distributions. If these sales charges (loads) were included, your costs would be higher. [Please confirm.]

SECTION 3 FUND DETAILS

PRINCIPAL INVESTMENTS
To implement the principal investment strategies described in the Fund Summaries, the Funds may use the following types of securities. The Statement of Additional Information contains more information on the Funds' principal investments and strategies and can be requested using the addresses and telephone numbers on the back of this Prospectus.

[Funds should be listed in order that they appear in the prospectus to avoid any confusion.]

                                                        Gartmore       Gartmore      Gartmore Value   Gartmore      Gartmore
                                                        Micro Cap      Small Cap     Opportunities    Convertible   High Yield
                                                        Fund           Growth Fund   Fund             Fund          Bond Fund
                                                        ---------      -----------   --------------   -----------   ---------
COMMON STOCKS are securities that represent             [X]            [X]           [X]              [X]           [X]
ownership in a corporation. Stockholders share
in the corporation's profits and losses in two ways:
o    directly - through any dividends paid by the
     corporation, and
o    indirectly - as the value of a company's stock
     changes in response to the company's profits,
     growth, or future prospects.

CONVERTIBLE SECURITIES Convertible securities--also                                                   [X]           [X]
known as convertibles--include bonds, debentures,
notes, preferred stocks and other securities.
Convertibles are hybrid securities that have
characteristics of both bonds and stocks. Like bonds,
they pay interest. Because most convertibles can be
exchanged for common stock within a set period of
time, at a specified price or formula, convertibles
also offer the opportunity for capital appreciation,
like common stock.

FLOATING- AND VARIABLE-RATE SECURITIES                                                                              [X]
Floating- and variable-rate securities have interest
rates that change periodically. The interest rate on
floating-rate securities varies with changes on an
underlying index (such as the Treasury bill rate).
The interest rate on variable-rate securities changes
at preset times based upon some underlying index.
Some floating- or variable-rate securities are
callable by the issuer, which means they can be paid
off before their maturity.

HIGH-YIELD BONDS Bonds with ratings below the top                                                     [X]           [X]
four rating categories according to a nationally
recognized rating agency such as Moody's Investors
Service, Inc. or Standard & Poor's Rating Group are
considered below investment grade and commonly
referred to as high yield or "junk" bonds.

INITIAL PUBLIC OFFERINGS (IPOs) are a company's first   [X]            [X]
offering of stock to the public.

MEDIUM-GRADE OBLIGATIONS                                                                              [X]           [X]
Medium-grade securities are obligations rated in the
fourth highest rating category by any rating agency.
Medium-grade securities, although considered
investment-grade, have speculative characteristics and

may be subject to greater fluctuations in value than higher rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

PREFERRED STOCK is a type of equity security that                                                     [X]
typically pays a fixed rate dividend but does not
participate in other amounts available for
distribution by the issuer. Because a company must
usually pay preferred stock dividends before common
stock dividends, preferred stocks generally involve
less risk than common stocks. A preferred stock may
not appreciate or depreciate as much as a company's
common stock unless the preferred stock is
convertible into common stock. Based on market
conditions, the Fund may select the preferred stock
of a company instead of or in addition to its common
stock. In some markets, preferred stock may be more
liquid than common stock, enabling the Fund to sell
the preferred stock more readily at the desired price
while also incurring lower transaction costs. Upon
liquidation, preferred stocks are entitled to a
specified liquidation preference which is generally
the same as the par or stated value and have the
right to payment before common stock. Preferred
stocks do not represent a liability of the issuer and
therefore do not offer as great a degree of
protection of capital or assurance of continued
income as investments in corporate debt securities.
In addition, preferred stocks are subordinated in
right of all payment to all debt obligations and
creditors of the issuer, and convertible preferred
stocks may be subordinated to other preferred stock
of the same issuer.

REITS. Real estate investment trusts (REITS) are                                     [X]                            [X]
pooled investment vehicles that invest primarily in
income producing real estate or real estate related
loans or interests. There are generally three types
of REITs:

o Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. They can also realize capital gains by selling properties that have appreciated in value.
o Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments
Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs.

RULE 144A SECURITIES. Rule 144A securities are                                                        [X]           [X]
restricted securities that are not registered for
offering to the public. Institutional markets for
Rule 144A securities have developed.

WARRANTS. A warrant is a security that gives its          [Not in                    [X]              [X]           [X]
holder the right to buy common stock at a specified       current
price for a specified period of time. Warrants are      prospectus.]
considered speculative and have no value if they are
not exercised before their expiration date.

WHEN-ISSUED SECURITIES Purchases of securities on a                                                                 [X]
"when-issued" basis, means an investor agrees to buy
a security before it has been issued. The payment
obligation and the interest rate on the security are
determined at the time of the purchase commitment.
The security is typically delivered 15 to 120 days
later. No interest accrues on the security between
the time of the commitment and when it is delivered.

ZERO-COUPON SECURITIES. Zero-coupon securities pay no                                                 [X]           [X]
interest but are sold at a discount to face value.
They are issued by a wide variety of corporate and
governmental issuers. Certain zero-coupon securities
are sold at a deep discount.

TEMPORARY INVESTMENTS
Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if a Fund's adviser or subadviser believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks; (4) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be persuing its investment objective and may miss potential market upswings.

SECTION 4 FUND MANAGEMENT

INVESTMENT ADVISER AND SUBADVISER
Gartmore Mutual Fund Capital Trust, located at 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the Funds' investment adviser. The adviser manages the investment of the Funds' assets and supervises the daily business affairs of the Funds.

Gartmore Mutual Fund Capital Trust was organized in 1999 as an investment adviser for mutual funds. The adviser is part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring 10 affiliated investment advisers. Collectively, these affiliates (located in the U.S., U.K. and Japan) had over $[ ] billion in net assets under management as of December 31, 2004, of which almost $[ ] billion is managed by Gartmore Mutual Fund Capital Trust

[Suggest you make disclosure for sub-advised funds consistent with other prospectuses.]

NorthPointe Capital, LLC, is the subadviser for Gartmore Value Opportunities Fund and, under the supervision of Gartmore Mutual Fund Capital Trust, manages the Fund's assets in accordance with its investment objective and strategies. NorthPointe Capital, LLC, located at 101 West Big Beaver Road, Suite 745, Troy, Michigan 48084, makes investment decisions for the Fund and executes them by placing purchase and sell orders for securities. NorthPointe Capital was organized in 1999 and manages other Gartmore Funds and institutional accounts.

The Funds pay Gartmore Mutual Fund Capital Trust a management fee on each Fund's average daily net assets. From its management fee, Gartmore Mutual Fund Capital Trust pays NorthPointe Capital, LLC a subadvisory fee of 0.70% on the Gartmore Value Opportunities Fund's average daily net assets.

Actual Management Fees Paid During Fiscal Year Ended October 31, 2004

                                     Management Fees     Subadvisory (?) Fees
                                     ---------------     --------------------
Gartmore Convertible Fund*                      0.65%
Gartmore High Yield Bond Fund                   0.55%
Gartmore Micro Cap Equity Fund                  1.25%
Gartmore Small Cap Growth Fund                  0.95%
Gartmore Value Opportunities Fund               0.70%**                  0.70%

* Effective June 29, 2004, Gartmore Convertible Fund adopted the following management fees: 0.65% on assets up to $500 million; 0.60% on assets of $500 million and more but less than $1 billion; and 0.55% for assets of
     $1 billion and more. Prior to that time, the Fund paid a flat fee of 0.65% of its average daily net assets.
**   Includes fees paid to Gartmore Value Opportunities Fund's subadviser.

[PORTFOLIO MANAGER INFORMATION ONLY HAS TO GO BACK 5 YEARS.]
PORTFOLIO MANAGEMENT TEAM - GARTMORE CONVERTIBLE FUND
Gartmore Mutual Fund Capital Trust uses a team approach for this Fund, allowing investors to benefit from the skills of all the members of the team. The following people are primarily responsible for day-to-day management of the Fund.

     o JEREMIAH O'GRADY has over 35 years of investment management experience, specializing in convertible securities. Mr. O'Grady joined Gartmore Mutual Fund Capital Trust in August 2002. Prior to that, he founded and was President of CODA Capital Management. He also served as an executive vice president of Jeffries & Company in New York for 11 years, during which time he established Jeffries & Company's Convertible Securities Department.
     o CHARLES WRIGHT has been active in the securities and investment industry for ten years. Prior to joining Gartmore in 1999, Mr. Wright was a portfolio manager for Palomar Capital Management, a division of Pilgrim Baxter & Associates, for six years.
     o SEAN GEORGE is primarily responsible for analyzing convertible securities for the Fund. Between September 2000 to June 2002, Mr. George earned his M.B.A. from the University of Chicago Graduate School of Business. From September 1996 to July 2000, he was as an international finance manager at Sterling Software, where he was responsible for financial reporting, strategic planning, foreign accounting translation and determining credit terms for foreign distributors.
     o CHRISTOPHER O'GRADY is responsible for the Fund's securities trading. Mr. O'Grady has been active in the securities and investment industry for 12 years. He joined Gartmore in June 2002. Beginning September 1999, he was a vice president at Bank of America Securities, where he provided equity research to the institutional investment community. From August 1993 until August 1999, he was Vice President of Institutional Sales at First Boston.

PORTFOLIO MANAGER - GARTMORE HIGH YIELD BOND FUND
Karen Bater is responsible for the day-to-day management of the Fund, including the selection of the Fund's investments.. Ms. Bater joined Gartmore in May 2000 and began co-managing the Fund in January 2001. She became sole manager on October 18, 2002. Previously, she was the senior portfolio manager for Enhanced Yield Products at First Union Bank N.A. (1986-2000) and a portfolio manager for Vestaur Securities (1998-2000) at First Union Bank, N.A.

PORTFOLIO MANAGER - GARTMORE MICRO CAP EQUITY FUND
Carl P. Wilk, CFP, is responsible for the day-to-day management of the Fund, including the selection of the Fund's investments. Mr. Wilk joined Gartmore Mutual Fund Capital Trust in April 2002. Prior to April 2002, he was Senior Portfolio Manager and Partner of Munder Capital Management, portfolio manager of the Munder MicroCap Equity Fund, and co-manager of the Munder Small Company Growth Fund. He also managed Munder's Small Company Focus style for institutional and wrap accounts.

PORTFOLIO MANAGER - GARTMORE SMALL CAP GROWTH FUND
Gil Knight leads the portfolio management team responsible for day-to-day management of the Fund. Mr. Knight joined Gartmore in December 2003 from M&T Bank. He was the manager of the MTB Small Cap Growth Fund and a Senior Vice President of Allfirst Bank from 1995 until April 1, 2003 when M&T Bank acquired Allfirst Bank. . Mr. Knight has more than 30 years of experience in the investment industry.

PRIOR PERFORMANCE OF THE GARTMORE SMALL CAP GROWTH FUND PORTFOLIO MANAGER
From September 1, 1996 until May 31, 2003, the Fund's portfolio manager Gil Knight was primarily responsible for managing ARK Small Cap Equity Portfolio (ARK Fund) which has investment objectives and strategies substantially similar, but not necessarily identical, to those of the Fund. He was co-portfolio manager for the ARK Small Cap Equity Portfolio for periods prior to and after that period.

Historical performance for the ARK Small Cap Equity Portfolio reflects changes in the share prices and reinvestment of dividends and distributions, and is net of all fees and expenses. Performance of the Institutional Class Shares of the ARK Fund is shown because it was in existence for the longest period of time. The expenses of the ARK Fund's Institutional Class Shares were lower than the expenses of each class of the Fund and do not reflect the deduction of any sales charges applicable for the Fund's Class A, B and C shares. If these higher expenses and any applicable sales charges were deducted, the performance of the ARK Fund would have been lower. In August 2003, the assets and liabilities of the ARK Fund were acquired by the MTB Small Cap Growth Fund, a shell portfolio, which acquired the ARK Fund's accounting and performance history.

ARK SMALL CAP EQUITY FUND - INSTITUTIONAL CLASS SHARES
Russell Annualized 2000 Total Growth Return Index
-20.32% -9.59%
13.99%  -4.42%
Period from September 1, 1996 until May 31, 2003 11.71% -0.12%

Average annual total return represents the average change over a specified period of time in the value of an investment after reinvesting all income and capital gains distributions. The historical performance is based on information from Lipper, Inc. The Fund believes that it is reliable, but has not independently verified it.

Also included for comparison are performance figures for the Russell 2000 Growth Index, an unmanaged index that measures the performance of equity securities of small capitalization companies. The securities found in the Russell 2000 Growth Index are similar, but not identical, to those in the Fund's portfolio or the ARK Fund.

Performance information for the ARK Fund has been included for comparison purposes and Gartmore believes that it is representative of Mr. Knight's prior investment performance. HOWEVER, THIS MUTUAL FUND IS SEPARATE AND DISTINCT FROM THE FUND. ITS PERFORMANCE DOES NOT GUARANTEE SIMILAR RESULTS FOR THE FUND AND SHOULD NOT BE VIEWED AS A SUBSTITUTE FOR THE FUND'S OWN PERFORMANCE.

The performance of the ARK Fund when managed by Mr. Knight may not be comparable to the Fund's performance because of the following differences:

     o    brokerage commissions and dealer spreads;
     o    expenses (including management fees);
     o size of the investment in a particular security relative to the portfolio size;
     o timing of purchases and sales (including the effect of market conditions at that time);
     o    timing of cash flows into the portfolio; and
     o    the availability of cash for new investments.

PORTFOLIO MANAGERS - GARTMORE VALUE OPPORTUNITIES FUND
Jeffrey C. Petherick and Mary C. Champagne are jointly responsible for the day-to-day management of the Fund, including the selection of the Fund's investments. Mr. Petherick and Ms. Champagne joined NorthPointe in January 2000, and currently co-manage several Gartmore Funds. Between June 1995 and January 2000, they co-managed institutional and retail small cap value equity investments at Loomis, Sayles & Company, L.P., including the Loomis Sayles Small Cap Value Fund.

SECTION 5 INVESTING WITH GARTMORE

CHOOSING A SHARE CLASS

Call-out Box for Choosing a Share Class section:
When selecting a share class, you should consider the following:
     o    Which share classes are available to you,
     o    How long you expect to own your shares,
     o    How much you intend to invest,
     o    Total costs and expenses associated with a particular share class, and
     o    Whether you qualify for any reduction or waiver of sales charges.
Your financial adviser can help you to decide which share class is best suited to your needs.

The Gartmore Funds [term not yet defined] offer several different share classes each with different price and cost features. The table below compares Class A, Class B and Class C shares, which are available to all investors.

Class R, Institutional Service Class and Institutional Class shares are available only to certain investors. For eligible investors, Class R, Institutional Service Class shares and Institutional Class shares may be more suitable than Class A, Class B or Class C shares.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.

COMPARING CLASS A, CLASS B AND CLASS C SHARES

CLASSES AND CHARGES                            POINTS TO CONSIDER
CLASS A SHARES
Front-end sales charge up to 5.75%             A front-end sales charge means
                                               that a portion of your initial
                                               investment goes toward the sales
                                               charge and is not invested.

Contingent deferred sales charge (CDSC)(1)     Reduction and waivers of sales
                                               charges are available.

Annual service and/or 12b-1 fee up to 0.25%    Total annual operating expenses
                                               are lower than Class B and Class
                                               C charges which means higher
                                               dividends per share.

                                               No conversion feature.
                                               No maximum investment amount.
CLASS B SHARES
CDSC up to 5.00%                               No front-end sales charge means
                                               your full investment immediately
                                               goes toward buying shares.

Annual service and/or 12b-1 fee up to 1.00%    No reduction of CDSC, but waivers
                                               are available. The contingent
                                               deferred sales charge declines
                                               1%each year to zero after six
                                               years. Total annual operating
                                               expenses are higher than Class A
                                               charges which means lower
                                               dividends per share are paid.

                                               Automatic conversion to Class A
                                               shares after seven years, which
                                               means lower annual expenses in
                                               the future.
                                               Maximum investment amount of
                                               $100,000. Larger investments may
                                               be rejected.

CLASS C SHARES
CDSC of 1.00%                                  No front-end sales charge means
                                               your full investment immediately
                                               goes toward buying shares.

Annual service and/or 12b-1 fee up to 1.00%    No reduction of CDSC, but waivers
                                               are available. The contingent
                                               deferred sales charge declines to
                                               zero after one year.
                                               Total annual operating expenses
                                               are higher than Class A charges
                                               which means lower dividends per
                                               share.
                                               No conversion feature.
                                               Maximum investment amount of
                                               $1,000,000(2). Larger investments
                                               may be rejected.

(1) A CDSC of up to 1.00% may be charged on redemptions of Class A shares within 18 months of purchase if you paid no sales charge on the original purchase and for which a finder's fee was paid. The CDSC covers any finder's fee paid to your financial adviser or other intermediary. CSDC is 0.75% for High Yield Bond.

CLASS A SHARES

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-end Sales Charges for Class A Shares.

                                                                   Dealer
                                                                 Commission
                           Sales Charge as a percentage of           as
                         ------------------------------------    Percentage
                                          Net Amount Invested   of Offering
Amount of Purchase       Offering Price   (approximately)          Price
----------------------   --------------   -------------------   ------------
Less than $50,000                  5.75%                 6.10%          5.00%
$50,000 to $99,999                 4.75                  4.99           4.00
$100,000 to $249,999               3.50                  3.63           3.00
$250,000 to $499,999               2.50                  2.56           2.00
$500,000 to $999,999               2.00                  2.04           1.75
$1 million or more                 None                  None           None*

                                                                   Dealer
                                                                 Commission
 HIGH YIELD BOND FUND      Sales Charge as a percentage of           as
----------------------   ------------------------------------    Percentage
                                          Net Amount Invested   of Offering
Amount of Purchase       Offering Price   (approximately)          Price
----------------------   --------------   -------------------   ------------
Less than $50,000                  4.75%                 4.99%          4.00%
$50,000 to $99,999                 4.50                  4.71           3.75
$100,000 to $249,999               3.50                  3.63           3.00
$250,000 to $499,999               2.50                  2.56           2.00
$500,000 to $999,999               2.00                  2.04           1.75
$1 million or more                 None                  None           None*

* Dealer may be eligible for a finder's fee as described in "Purchasing Class A Shares without a Sales Charge" below.

REDUCTION AND WAIVER OF CLASS A SALES CHARGES
If you qualify for a reduction or waiver of Class A sales charges, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. [Insert a statement to state how the value of accounts will be determined for reduction/waiver purposes. For example, Franklin Templeton states the following: "The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current net asset value."] You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See "Reduction of Class A Sales Charges" and "Waiver of Class A Sales Charges" below and "Reduction of Class A Sales Charges" and "Net Asset Value Purchase Privilege (Class A Shares Only)" in the SAI for more information. This information regarding breakpoints is also available free of charge at www.gartmorefunds/funds/ptbreak.jsp.

Reduction of Class A Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

o A Larger Investment. The sales charge decreases as the amount of your investment increases.

o Rights of Accumulation. You and other family members living at the same address can combine the current value of your Class A investments in all Gartmore Funds (except Gartmore Money Market Fund), in order to qualify for a reduced sales charge. If you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be included.

o Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.

o Share Repurchase Privilege. If you sell Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of selling shares on which you previously paid a sales charge,. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your sale and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

o Letter of Intent Discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Gartmore Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

Waiver of Class A Sales Charges

Front-end sales charges on Class A shares are waived for the following purchasers:
     o People purchasing shares through an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges.
     o Directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor.
     o    Retirement plans.
     o Investment advisory clients of Gartmore Mutual Funds Trust, Gartmore SA Capital Trust and their affiliates. Directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.
     (Note, the September 29, 2004 supplement has many more waiver conditions/purchasers than the four listed bullets above. Why were they not included here?)

The Statement of Additional Information lists other investors eligible for sales charge waivers.

PURCHASING CLASS A SHARES WITHOUT A SALES CHARGE
Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the funds offered by Gartmore Mutual Funds and Gartmore Mutual Funds II, Inc. (including the Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) of up to 1.00% applies if a "finder's fee" is paid by the Distributor to your financial adviser or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finder's fee paid to the selling dealer. CSDC is 0.75% for High Yield Bond.

The CDSC does not apply:

     o if you are eligible to purchase Class A shares without a sales charge for another reason.
     o to shares acquired through reinvestment of dividends or capital gain distributions.

CONTINGENT DEFERRED SALES CHARGE ON CERTAIN SALES OF CLASS A SHARES

Amount of             $1 million       $4 million      $25 million
Purchase            to $3,999,999    to $24,999,999      or more
----------------    -------------    --------------    -----------
If sold within                         18 months
Amount of CDSC          1.00%            0.50%            0.25%

Any contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a contingent deferred sales charge are sold first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see "Waiver of Contingent Deferred Sales Charges-Class A, Class B, and Class C Shares" for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Fund(s) is described above; however, the CDSCs for Class A shares of other Gartmore Funds may be different and are described in their respective prospectuses. If you purchase more than one Gartmore Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Gartmore Funds purchased and is proportional to the amount you redeem from each Gartmore Fund.

CALLOUT BOX: PUT BETWEEN CLASS A AND CLASS B SECTIONS

WAIVER OF CONTINGENT DEFERRED SALES CHARGES
CLASS A, CLASS B, AND CLASS C SHARES
The CDSC is waived on:

o the sale of Class A, Class B or Class C shares purchased through reinvested dividends or distributions. However, a CDSC is charged if you sell your Class B or Class C shares and then reinvest the proceeds in Class B or Class C shares within 30 days. The CDSC is re-deposited into your new account.
o Class B or Class C shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or disability.
o mandatory withdrawals from traditional IRA accounts after age 70-1/2 and for other required distributions from retirement accounts.
o sales of Class C shares from retirement plans offered by the Nationwide Trust Company
o    For more complete information, see the Statement of Additional Information.

CLASS B SHARES

[WE WOULD LIKE TO DISCLOSE THE 4% DEALER CONCESSION IN THIS SECTION. WHO HAS LANGUAGE OR DETAILS?]

Class B shares may be appropriate if you do not want to pay a front-end sales charge, are investing less than $100,000 and anticipate holding your shares for longer than six years.

If you sell Class B shares within six years of purchase you must pay a contingent deferred sales charge (if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

                                                                         7 years
Sale within   1 year   2 years   3 years   4 years   5 years   6 years   or more
------------  ------   -------   -------   -------   -------   -------   -------
Sales charge     5%       4%        3%        3%        2%        1%        0%

CONVERSION OF CLASS B SHARES

After you hold your Class B shares for seven years, they automatically convert at no charge into Class A shares, which carry lower Rule 12b-1 fees. Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted; however, the total dollar value will be the same.

CLASS C SHARES

[WE WOULD LIKE TO DISCLOSE THE 1% DEALER CONCESSION IN THIS SECTION. WHO HAS LANGUAGE OR DETAILS?]

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you sell your Class C shares within the first year after you purchase them you must pay a contingent deferred sales charge of 1%.

For both B and C shares, the contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a contingent deferred sales charge are sold first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See "Waiver of Contingent Deferred Sales Charges-Class A, Class B, and Class C Shares" for a list of situations where a CDSC is not charged.

CLASS R SHARES

Class R Shares are available to retirement plans including:

o    401(k) plans,
o    457 plans,
o    403(b) plans,
o    profit sharing and money purchase pension plans,
o    defined benefit plans,
o    non-qualified deferred compensation plans, and
o other retirement accounts in which the retirement plan or the retirement plan's financial service firm has an agreement with the Distributor to use Class R shares.

The above-referenced plans are generally small and mid-sized retirement plans, having at least $1 million in assets, where shares are held through omnibus accounts, that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.

Class R shares are not available to:

o    retail retirement accounts,
o    institutional non-retirement accounts,
o    traditional and Roth IRAs,
o    Coverdell Education Savings Accounts,
o    SEPs and SAR-SEPs,
o    SIMPLE IRAs,
o    one-person Keogh plans,
o    individual 403(b) plans, or
o    529 Plan accounts.

CALL OUT BOX--PLACE BETWEEN CLASS R AND INSTITUTIONAL CLASSES

SHARE CLASSES AVAILABLE ONLY TO INSTITUTIONAL ACCOUNTS
The Fund(s) offer Institutional Service Class, Institutional Class and Class R shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

     o the level of distribution and administrative services the plan requires,
     o    the total expenses of the share class , and
     o the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.

INSTITUTIONAL SERVICE CLASS SHARES

Institutional Service Class shares are available for purchase only by the following:

o retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;
o retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Fund(s) for these services;
o a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative service fee;
o registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Fund(s) for providing services; or
o life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(a) plans.

INSTITUTIONAL CLASS SHARES

Institutional Class shares are available for purchase only by the following:

o    funds of funds offered by the Distributor or other affiliates of the Fund;
o retirement plans for which no third-party administrator receives compensation from the Fund(s);
o institutional advisory accounts of Gartmore Mutual Funds Trust or its affiliates, those accounts which have client relationships with an affiliate of Gartmore Mutual Funds Trust, its affiliates and their corporate sponsors, subsidiaries; and related retirement plans;
o rollover individual retirement accounts from such institutional advisory accounts ;
o a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative service fees to the financial institution;
o registered investment advisers investing on behalf of institutions and high net-worth individuals where the advisers derive compensation for advisory services exclusively from clients; or
o high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

SALES CHARGES, DISTRIBUTION PLANS AND SERVICE FEES

SALES CHARGES
Sales charges, if any, are paid to the Funds' distributor, Gartmore Distribution Services, Inc. ("Distributor"). These fees are either kept or paid to your financial adviser or other intermediary.

DISTRIBUTION AND SERVICE FEES
The Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C and Class R shares of the Fund(s) to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services. Class A, Class B, Class C and Class R shares pay distribution and/or service fees to the Distributor. These fees are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services. Institutional Class and Institutional Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds' assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class B, Class C and Class R shares pay the Distributor annual amounts not exceeding the following:

CLASS             AS A % OF DAILY NET ASSETS
---------------   --------------------------------------------------
Class A shares    0.25% (distribution or service fee)
Class B shares    1.00% (0.25% service fee)
Class C shares    1.00% (0.25% service fee)
Class R shares    0.50% (0.25% of which may be either a distribution
                  or service fee)

ADMINISTRATIVE SERVICE FEES
Class A, Class R and Institutional Service Class shares may also pay administrative service fees. The Trust pays these fees to providers of recordkeeping and/or other administrative support services. Administrative service fees from Class R shares are paid to those who provide recordkeeping and/or other administrative services to retirement plans and their participants.

REVENUE SHARING
The Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributor may also make payments for marketing, promotional, or related expenses to dealers. The amount of these payments is determined by the Distributor. The manager or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include:

     o    the Funds' Distributor and other affiliates of the manager,
     o    broker-dealers,
     o    financial institutions, and
     o other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales; current or historical assets; or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you.

Contact your financial intermediary for details about revenue sharing payments it may receive.

CONTACTING GARTMORE FUNDS

CUSTOMER SERVICE REPRESENTATIVES are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 1-800-848-0920.

AUTOMATED VOICE RESPONSE Call 1-800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:
     o    make transactions
     o    hear fund price information
     o    obtain mailing and wiring instructions

INTERNET Go to www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:
     o    download Fund prospectuses
     o    obtain information on the Gartmore Funds
     o    access your account information
     o    request transactions, including purchases, redemptions and exchanges

BY REGULAR MAIL Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

BY OVERNIGHT MAIL Gartmore Funds, 3435 Stelzer Road, Columbus Ohio 43219.

BY FAX 614-428-3278

FUND TRANSACTIONS--CLASS A, CLASS B, AND CLASS C SHARES

All transaction orders must be received by the Funds' agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund's NAV to receive that day's NAV.

HOW TO BUY SHARES                   HOW TO EXCHANGE SHARES          HOW TO SELL SHARES
--------------------------------    ----------------------------    --------------------------------
(Be sure to specify the class of    (Exchange privileges may be     (A medallion signature guarantee
shares you wish to purchase)        amended or discontinued upon    may be required. See "Medallion
                                    60-day written notice to        Signature Guarantee" below.)
                                    shareholders.)

Through an authorized intermediary. The Funds' Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds' agent or an authorized intermediary receives your order.

By mail. Complete an application    By mail or fax. You may request an exchange or redemption by mailing
and send with a check made          or faxing a letter to letter Gartmore Funds, The letter must include
payable to: Gartmore Funds.         your account numbers and the names of the Fund you wish to exchange
Payment must be made in U.S.        from and to. The letter must be signed by all account owners. We
dollars and drawn on a U.S. bank.   reserve the right to request original documents for any faxed
The Funds do not accept third-      requests.
party checks, travelers' checks
or money orders.

By telephone
You will have automatic telephone privileges unless you decline this option on your application.

The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.

Additional information for selling shares:
The following types of accounts can use the voice-response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minors.

A check made payable to the shareholder of record will be mailed to the address of record.

The Fund may record telephone instructions to sell shares. and may request sale instructions in writing, signed by all shareholders on the account.
On-line. Transactions may be made through the Gartmore funds website. However, The Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. You may have your       Bank wire is not an option for      By bank wire. The Funds can wire
bank transmit funds by (federal       exchanges.                          the proceeds of your sale
funds) wire to the Funds' custodian                                       directly to your account at a
bank, unless you declined automatic                                       commercial bank (a voided check
telephone privileges on your                                              must be attached to your
application. (The authorization                                           application), unless you declined
will be in effect unless you give                                         telephone privileges on your
the Fund written notice of its                                            application. (The authorization
termination.)                                                             will be in effect unless you give
o    If you choose this method                                            the Fund written notice of its
     to open a new account, you                                           termination.)
     must call our toll-free number                                       o    Your proceeds will be
     before you wire your                                                      wired to your bank on the
     investment and arrange to fax                                             next business day after your
     your completed application.                                               order has been processed.
o    Your bank may charge a fee                                           o    Gartmore deducts a $20
     to wire funds.                                                            service fee from the sale
                                                                               proceeds for this service
                                                                          o    Your financial institution
                                                                               may also charge a fee for
                                                                               receiving the wire.
                                                                          o    Funds sent outside the
                                                                               U.S. may be subject to
                                                                               higher fees.

Automated Clearing House is not an option for purchases or exchanges.     By Automated Clearing House
                                                                          (ACH). Your redemption proceeds
                                                                          can be sent to your bank via ACH
                                                                          on the second business day after
                                                                          your order has been processed (a
                                                                          voided check must be attached to
                                                                          your application). Money sent
                                                                          through ACH should reach your
                                                                          bank in two business days. There
                                                                          is no fee for this service. (The
                                                                          authorization will be in effect
                                                                          unless you give the Fund written
                                                                          notice of its termination.)

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.

BUYING SHARES

SHARE PRICE. The net asset value or "NAV" is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

     o    calculated at the close of regular trading (usually 4 p.m. Eastern
          Time) each day the New York Stock Exchange is open.
     o generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number outstanding shares of that class.

The purchase or "offering" price for Fund shares is the NAV (for a particular class) next determined after the order is received, plus any applicable sales charge.

In determining net asset value, the Fund's assets are valued primarily on the basis of market quotations. However, the Fund(s) Board of Trustees has adopted procedures for making "fair value" determinations if market quotations are not readily available or if the Fund(s)' administrator or agent believes a market price does not represent fair value. Fair value determinations are required for securities whose value is affected by a "significant" event that materially affects the value of a domestic or a foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund's NAV.

The Funds, to the extent that they hold foreign equity securities, will also value securities at fair value in the circumstances described below. Generally, trading in foreign securities markets are completed each day at various times prior to the time of a Fund's NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time of the Funds' NAV is calculated, the Funds will fair value their foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Funds' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of securities may occur on a daily basis. When a Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

[Barbara Nugent's Note to Kate, Jim, and Peter: Beth Davin's "plan" on which funds had "short form" fair value disclosure (see pages 20 and 21 of current disclosure and which had "long form", I believe was that any funds that have foreign investments as a principal strategy get the long from (shown above). Jim, you can call Beth if you want to confirm or get more "background". This is my recollection.]

Call out box for this section

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.
o New Year's Day
o Martin Luther King, Jr. Day
o Presidents' Day
o Good Friday
o Memorial Day
o Independence Day
o Labor Day
o Thanksgiving Day
o Christmas Day
o Other days when the New York Stock Exchange is not open.

Call out or sidebar:

         MINIMUM INVESTMENTS - CLASS A, CLASS B AND CLASS C SHARES To open an account $2,000 (per Fund)
         To open an IRA account $1,000 (per Fund)

         Additional investments $100 (per Fund)
         To start an Automatic Asset
         Accumulation Plan $1,000

         Additional Investments
         (Automatic Asset Accumulation Plan) $50

         MINIMUM INVESTMENTS - INSTITUTIONAL SERVICE CLASS SHARES

         To open an account $50,000 (per Fund)
         Additional investments No Minimum

         MINIMUM INVESTMENTS - INSTITUTIONAL CLASS SHARES

         To open an account $1,000,000 (per Fund) Additional investments No Minimum

         Minimum investment requirements do not apply to certain retirement plans or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

ACCOUNTS WITH LOW BALANCES - CLASS A, CLASS B AND CLASS C SHARES
Maintaining small accounts is costly for the Fund(s) and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the Fund(s)' minimum.

o If the value of your account (Class A, Class B or Class C shares only) falls below $2000 ($1000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are sold each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund(s) may waive the quarterly fee.

o The Fund(s) reserve the right to sell your remaining shares and close your account if a sale of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

IN-KIND PURCHASES. The Fund(s) may accept payment for shares in the form of securities that are permissible investments for the Funds.

EXCHANGING SHARES

You may exchange your Fund shares for shares of any Gartmore Fund that is currently accepting new investments as long as:

o    both accounts have the same owner,
o your first purchase in the new fund meets its minimum investment requirement,
o you purchase the same class of shares. For example, you may exchange between Class A shares of any Gartmore Funds, but may not exchange between Class A shares and Class B shares.

The exchange privileges may be amended or discontinued upon 60 days' written notice to shareholders.

Generally, there are no sales charges for exchanges of Class B, Class C, Class R, Institutional Class or Institutional Service Class shares. However,

o if you exchange from Class A shares of a Fund with a lower sales charge to a Fund with a higher sales charge, you may have to pay the difference in the two sales charges.
o if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original fund is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Gartmore Money Market Fund.)

EXCHANGES INTO GARTMORE MONEY MARKET FUND
You may exchange between Class A, Class B, Class C or Institutional Service Class shares and the Prime Shares of the Gartmore Money Market Fund. However, if a sales charge was never paid on your Prime Shares, applicable sales charges apply to exchanges into other fund(s). In addition, if you exchange shares subject to a contingent deferred sales charge, the length of time you own Prime Shares of the Gartmore Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Gartmore Money Market Fund are subject to any CDSC that applies to the original purchase.

SELLING SHARES

You can sell or, in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you sell your shares is the net asset value (minus any applicable sales charges) next determined after the Fund's authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you sell may be worth more or less than their original purchase price depending on the market value of the Fund's investments at the time of the sale.

You may not be able to sell your Fund shares or Gartmore Funds may delay paying your redemption proceeds if:

     o the New York Stock Exchange is closed (other than customary weekend and holiday closings),
     o    trading is restricted, or
     o an emergency exists (as determined by the Securities and Exchange Commission).

Generally, the Fund will pay you for the shares that you sell within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 15 business days from the purchase date to allow time for your payment to clear. The Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

     o    is engaged in excessive trading or
     o if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

Under extraordinary circumstances, a Fund may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Gartmore Funds' ability to make a redemption-in-kind, see the Statement of Additional Information.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund's investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the Fund's current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

CALLOUT BOX

MEDALLION SIGNATURE GUARANTEE

A medallion signature guarantee is required for sales of Class A, Class B, and Class C shares in any of the following instances:

o    your account address has changed within the last 15 calendar days,

o the redemption check is made payable to anyone other than the registered shareholder,
o the proceeds are sent to a bank account not previously designated or changed within the past 10 business days,
o    the proceeds are mailed to any address other than the address of record, or
o the redemption proceeds are being wired to a bank for which instructions are currently not on your account.
A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer's signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

MAKE THIS A SEPARATE CALL-OUT SECTION

EXCESSIVE TRADING

The Funds seek to deter short-term or excessive trading (often described as "market timing"). Excessive trading (either frequent exchanges between Gartmore Funds or sales and repurchases of Gartmore Funds within a short time period) may:

     o    disrupt portfolio management strategies,
     o    increase brokerage and other transaction costs, and
     o    negatively affect fund performance.

Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund's NAV (referred to as "arbitrage market timing"). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield
(junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices. [Insert any other market timing risks that are specific to any of the Funds.]

The Funds' Board of Trustees has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive short-term trading in the Funds:

Monitoring of Trading Activity

The Funds, through the investment adviser and/or subadviser and their agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, as the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's account.

Restrictions on Transactions

THE FUNDS HAVE BROAD AUTHORITY TO TAKE DISCRETIONARY ACTION AGAINST MARKET TIMERS AND AGAINST PARTICULAR TRADES. THEY ALSO HAVE SOLE DISCRETION TO:

     o RESTRICT PURCHASES OR EXCHANGES THAT THEY OR THEIR AGENTS BELIEVE CONSTITUTE EXCESSIVE TRADING.
     o REJECT TRANSACTIONS THAT VIOLATE A FUND'S EXCESSIVE TRADING POLICIES OR ITS EXCHANGE LIMITS.
THE FUNDS HAVE ALSO IMPLEMENTED REDEMPTION AND EXCHANGE FEES TO DISCOURAGE EXCESSIVE TRADING AND TO HELP OFFSET THE EXPENSE OF SUCH TRADING.

In general:

o Exchanges may be limited to 12 exchanges out of a particular Fund within a rolling one-year period or an exchange equaling 1% or more of a Fund's NAV may be rejected and
o Redemption and exchange fees are imposed on certain Gartmore Funds. For these Gartmore Funds, the Gartmore Fund will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

Despite its best efforts, Gartmore Funds may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, Gartmore Funds may not be able to prevent all market timing and its potential negative impact.

EXCHANGE AND REDEMPTION FEES
In order to discourage excessive trading, the Gartmore Funds impose redemption and exchange fees on certain funds if you sell or exchange your shares within a designated holding period. These fees are paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether an exchange fee applies, shares that were held the longest are redeemed first. This exchange/redemption fee is in addition to any contingent deferred sales charge that may be applicable at the time of sale. If you exchange assets into a Fund with a exchange/redemption fee, a new period begins at the time of the exchange.

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these Funds into another Gartmore Fund if you have held the shares of the fund with the exchange for less than the minimum holding period listed below:

                                                      EXCHANGE/      MINIMUM
                                                     REDEMPTION   HOLDING PERIOD
                  FUND                                  FEE          (DAYS)
--------------------------------------------------   ----------   --------------
Gartmore China Opportunities Fund                          2.00%              90
Gartmore Emerging Markets Fund                             2.00%              90
Gartmore Global Financial Services Fund                    2.00%              90
Gartmore Global Health Sciences Fund                       2.00%              90
Gartmore Global Natural Resources Fund                     2.00%              90
Gartmore Global Technology and Communications Fund         2.00%              90
Gartmore Global Utilities Fund                             2.00%              90
Gartmore International Growth Fund                         2.00%              90
Gartmore Micro Cap Equity Fund                             2.00%              90
Gartmore Mid Cap Growth Fund                               2.00%              90
Gartmore Mid Cap Growth Leaders Fund                       2.00%              90
Gartmore Small Cap Fund                                    2.00%              90
Gartmore Small Cap Growth Fund                             2.00%              90
Gartmore U.S. Growth Leaders Long-Short Fund               2.00%              90
Gartmore Value Opportunities Fund                          2.00%              90
Gartmore Worldwide Leaders Fund                            2.00%              90
Gartmore Focus Fund                                        2.00%              30
Gartmore Growth Fund                                       2.00%              30
Gartmore Large Cap Value Fund                              2.00%              30
Gartmore Nationwide Fund                                   2.00%              30
Gartmore Nationwide Leaders Fund                           2.00%              30
Gartmore U.S. Growth Leaders Fund                          2.00%              30
Gartmore Bond Fund                                         2.00%               5
Gartmore Bond Index Fund                                   2.00%               5
Gartmore Convertible Fund                                  2.00%               5
Gartmore Government Bond Fund                              2.00%               5
Gartmore High Yield Bond Fund                              2.00%               5
Gartmore International Index Fund                          2.00%               5
Gartmore Mid Cap Market Index Fund                         2.00%               5
Gartmore S&P 500 Index Fund                                2.00%               5
Gartmore Small Cap Index Fund                              2.00%               5
Gartmore Tax-Free Fund                                     2.00%               5

Redemption and exchange fees do not apply to:

     o    Shares sold or exchanged under regularly scheduled withdrawal plans.
     o    Shares purchased through reinvested dividends or capital gains.
     o Shares sold (or exchanged into the Gartmore Money Market Fund) following the death or disability of a shareholder. The disability, determination of disability, and subsequent sale must have occurred during the period the fee applied.
     o Shares sold in connection with mandatory withdrawals from traditional IRAs after age 70-1/2 and other required distributions from retirement accounts.
     o Shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction.
     o Shares sold or exchanged by any "Fund of Funds" that is affiliated with a Fund.

With respect to shares sold or exchanged following the death or disability of a shareholder, mandatory retirement plan distributions or sale within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception.

Only certain intermediaries have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

     o    broker wrap fee and other fee-based programs;
     o omnibus accounts where this is no capability to impose an exchange fee on underlying customers' accounts; and
     o intermediaries that do not or cannot report sufficient information to impose an exchange fee on their customer accounts.

To the extent that exchange and redemption fees cannot be collected on particular transactions and excessive trading occurs, the remaining Fund shareholders bear the expense of such frequent trading.

CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:
     o    Name;
     o    Date of birth (for individuals);
     o Residential or business street address (although post office boxes are still permitted for mailing); and
     o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SECTION 6 DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you can earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distributions varies and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice about your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS AND CAPITAL GAINS
The Fund(s) intend to distribute income dividends to you quarterly in an equity fund or monthly in a daily dividend (fixed income) fund. All income and capital gains distributions (which are paid annually) are automatically reinvested in shares of the applicable Fund. You may request a payment in cash in writing if the distribution is in excess of $5.

Dividends and capital gain distributions you receive from the Funds may be subject to Federal income tax, state taxes or local taxes:

o Any taxable dividends, as well as distributions of short-term capital gains, are federally taxable at applicable ordinary income tax rates.
o Distributions of net long-term capital gains are taxable to you as long-term capital gains.
o For individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gain tax rates, provided that certain holding period requirements are met.
o For corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction.
o Distributions declared in December but paid in January are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

Distributions from the Fund (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax.)

If you invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as "buying a dividend."

SELLING AND EXCHANGING FUND SHARES
Selling your Fund shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Gartmore Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

OTHER TAX JURISDICTIONS
Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

TAX STATUS FOR RETIREMENT PLANS AND OTHER TAX-DEFERRED ACCOUNTS
When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these entities are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

BACKUP WITHHOLDING
You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

SECTION 7 FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the life of each Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the years ended October 31, 2002 2003 and 2004 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Trust's annual reports, which are available upon request. All other information has been audited by other auditors.

GLOSSARY

Below are definitions of some important terms mentioned in this prospectus.

ASSET-BACKED COMMERCIAL PAPER
Banks, companies and other entities needing to borrow money for a short time at a low cost will issue asset-backed commercial paper. Investors earn interest on the money they lend to the entities for these short-term investment instruments (with maturities of two days to nine months), which are secured by and paid from a pool of underlying assets, such as automobile installment sales contracts, home equity loans, property leases and credit card receivables.

BASIS POINT
A basis point is the smallest unit of measure used in quoting yields on bills, notes and bonds. One hundred basis points equal 1.00%, so one basis point equals one one-hundredth of a percent, or 0.01%. A bond yield that increases from 6.50% to 7.25%, for example, is up 75 basis points.

BOND
A bond is one way for investors to earn a specified interest rate during the period of time that they loan money to an entity (a company or a government agency). At the end of the period (when the bond matures), investors receive their principal back, unless the entity defaults, which may result in a loss of principal as well as some interest payments.

CONVERTIBLE SECURITIES

Convertible securities are those issued by corporations (usually preferred stocks or bonds) that may be exchanged at the option of the shareholder for a fixed number of other securities (usually a corporation's common stock) at a set price or according to a certain formula.

DURATION
Duration is a formula that was invented in the late 1930s for measuring bond price volatility based on the bond's "length." It allows for direct comparison of bonds that have different maturities and coupon rates. A bond's duration reflects its price sensitivity to changes in interest rates. Specifically, duration indicates the approximate percentage change in price for every 100-basis-point, or 1%, change in yield. A bond's value drops when interest rates rise, and vice versa. A bond with a duration of three years, for example, will experience a decline in value of about 3% for each 1% rise in interest rates, or rise about 3% in value for each 1% decline in interest rates. Bonds with longer durations have higher risk/volatility.

FUNDAMENTALS
When analysts and portfolio managers are making their decisions about which stocks to recommend for or include in a portfolio, they often examine the fundamentals of the company that issues the stock as well as those of its market sector. Company fundamentals include management experience and competence, revenue forecasts, distribution channels, price-to-earnings (P/E) ratio, earnings per share, volume, dividends, price fluctuations, the influence of suppliers and buyers, and pressure from rival competitors. Sector fundamentals include activities such as mergers and acquisitions that might strengthen the companies within the sector, and cyclical effects that stem from the state of the overall economy in which the sector functions.

HIGH-YIELD BONDS
Bonds rated BB or lower by nationally recognized statistical rating agencies are known as high-yield bonds. Another name for them is "junk bonds." The companies who issue them are considered to be a higher credit risk, meaning that the chance of default is greater. To compensate for this increased risk, these bonds pay investors a higher yield.

INDEX
An index is an unmanaged group of securities whose overall performance is used as a standard for measuring the investment performance of stocks, bonds and/or a particular market. Many types of indexes exist; some represent entire markets, such as the U.S. stock market or bond market, and others cover market segments, such as small-capitalization stocks.

INVESTMENT-GRADE BONDS
Investment-grade bonds are those that have been rated within the four highest rating categories by a nationally recognized statistical rating agency, such as Standard & Poor's Corp. or Moody's Investors Service. Such agencies assign each bond a rating after evaluating the bond as well as the financial condition and stability of its issuer. By providing an objective assessment of a bond issuer's ability to repay principal and interest, ratings help investors to judge whether or not a bond issuer is likely to default (fail to repay the interest on or principal amount of the bond).

JUNK BONDS
Bonds that are assigned ratings below the top four rating categories by a nationally recognized rating agency such as Standard & Poor's Corp. or Moody's Investors Service are considered below-investment-grade instruments. They are commonly referred to as junk bonds. A more marketable name for these investments is high-yield bonds. They generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default (failure to repay the interest on or principal amount of the bond.)

MARKET CAPITALIZATION
Market capitalization is a way to measure the size of a company, based on the price of its common stock. A company's size is determined by multiplying the number of outstanding shares of the company's common stock by the current share price.

MARKET-WEIGHTED INDEX
A market-weighted index is one in which the weight given to each security is based on its market capitalization. In a market-weighted index, changes in the share price of a large company's common stock have a greater effect on an index than changes in the share price of a smaller company's common stock.

MATURITY
Maturity refers to the date when the principal amount of a bond is scheduled to be repaid.

MEDALLION SIGNATURE GUARANTEE
Investors who want to transfer or sell securities that they hold in physical certificate form are likely to need their signatures guaranteed before a transfer agent will accept the transactions. A Medallion signature guarantee, which includes a seal applied to the security certificates being processed, is available through a financial institution (bank, credit union, broker-dealer, etc.) that participates in one of several Medallion signature guarantee programs. The guarantee serves as written confirmation that the signature is genuine and valid; should it turn out to be a forgery, the financial institution accepts financial responsibility. The goal of the signature guarantee is to protect investors by preventing the unauthorized transfer of securities. Investors who want to avoid having to get their signatures guaranteed may choose to have their securities held in the name of their brokerage firm (also called "street name") instead of their own names.

MEDIUM-GRADE SECURITIES
Medium-grade securities are obligations that are rated in the fourth-highest rating category by any rating agency. Medium-grade securities, although considered investment-grade quality, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. The issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

OPTION
An option is a contract in which the seller gives the buyer the right, but not the obligation, to buy or sell securities for a certain price on or before a given date. Once that date has passed, the option expires.

REITS
Real estate investment trusts, or REITs, are corporations or trusts that pool money from investors to purchase and manage income-producing real estate (such as apartment buildings and shopping centers) or real estate-related loans or interests. Investors who prefer not to directly own or manage property may choose to invest in real estate through REITs, which, among other advantages, tend to be easier to sell than direct real estate investments.

RULE 12B-1 FEE
A fee paid from Fund assets to cover the cost of sales, promotions, and other Fund distribution activities, as well as certain shareholder servicing costs.

SECURITIES
Securities are financial instruments that represent ownership (stocks), a debt agreement (bonds) or the rights to ownership (derivatives).

SHORT SALE
A short sale involves the sale of a security that a Fund does not own with the intent to buy the same security later at a lower price. The Fund borrows the security, delivers it to the buyer and is obligated to return the security to the lender at a later date. Investors who participate in short selling can profit if the cost of buying the borrowed security is lower than the price at the time of the initial sale.

STOCK
A stock is a type of security that signifies ownership in a corporation and represents a claim on part of the corporation's assets and earnings. An investor who owns stock in a corporation or owns one or more units in a mutual fund is called a shareholder.

The two main types of stock are common and preferred. Owners of common stock usually have the right to vote at shareholder meetings and can receive dividends that the corporation has declared. Owners of preferred stock generally do not have voting rights, but they have a higher claim on assets and earnings than do owners of common shares. For example, owners of preferred stock receive dividends before owners of common stock and have priority in the event that a corporation goes bankrupt and is liquidated.

BACK COVER

INFORMATION FROM GARTMORE FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents -- which may be obtained free of charge -- contain additional information about the Fund:

     o Statement of Additional Information (incorporated by reference into this Prospectus)
     o Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year)
     o    Semi-Annual Reports

To obtain a any of the above documentS free of charge, to request other information about a Fund, or to make other shareholder inquiries, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 1-800-848-0920, or write to us at the address listed below, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

FOR ADDITIONAL INFORMATION CONTACT:

BY REGULAR MAIL:
Gartmore Funds
P.O. Box 182205
Columbus, Ohio 43218-2205
(614) 428-3278 (fax)

BY OVERNIGHT MAIL:
Gartmore Funds
3435 Stelzer Road
Columbus, Ohio 43219

FOR 24-HOUR ACCESS:
1-800-848-0920 (toll free) Customer Service Representatives are available
8 a.m. - 9 p.m. Eastern Time, Monday through Friday. Call after 7 p.m. Eastern Time for closing share prices. Also, visit the Gartmore Funds' website at www.gartmorefunds.com.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can obtain copies of Fund documents from the SEC
o    on the SEC's EDGAR database via the Internet at www.sec.gov,
o by electronic request publicinfo@sec.gov, in person at the SEC's Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.), or
o by mail by sending your request to Securities and Exchange Commission Public Reference Section Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)

THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-08495

(C)2005 Gartmore Global Investments, Inc. All rights reserved.

GG-0000 2/05

PROSPECTUS
February 28, 2005

SECTOR Series

Gartmore Global Financial Services Fund
Gartmore Global Health Sciences Fund
Gartmore Global Natural Resources Fund
Gartmore Global Technology and Communications Fund
Gartmore Global Utilities Fund

www.gartmorefunds.com

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

TABLE OF CONTENTS

SECTION 1 OVERVIEW OF FUND RISKS

SECTION 2 FUND SUMMARIES AND PERFORMANCE
Gartmore Global Financial Services Fund
Gartmore Global Health Sciences Fund
Gartmore Global Natural Resources Fund
Gartmore Global Technology and Communications Fund
Gartmore Global Utilities Fund

SECTION 3 FUND DETAILS
Principal Investments
Temporary Investments

SECTION 4 FUND MANAGEMENT
Management, Subadvisory, and Performance Based Fees
Portfolio Management

SECTION 5 INVESTING WITH GARTMORE
Choosing a Share Class
Sales Charges, Distribution Plans and Service Fees
Contacting Gartmore Funds
Buying Shares
Exchanging Shares
Selling Shares
Excessive Trading
Exchange and Redemption Fees

SECTION 6 DISTRIBUTIONS AND TAXES
Distributions and Capital Gains
Selling and Exchanging Fund Shares
Other Tax Jurisdictions
Tax Status for Retirement Plans and
Other Tax-Deferred Accounts
Backup Withholding

SECTION 7 FINANCIAL HIGHLIGHTS

GLOSSARY

INTRODUCTION TO THE SECTOR SERIES

This prospectus provides information about five funds offered by Gartmore Mutual Funds (the "Trust"):

Gartmore Global Financial Services Fund
Gartmore Global Health Sciences Fund
Gartmore Global Natural Resources Fund
Gartmore Global Technology and Communications Fund
Gartmore Global Utilities Fund

These Funds are primarily intended:

     o To help investors seek to grow their capital by pursuing investment opportunities in specific market sectors with dynamic prospects.

The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees. More information about each Fund can be found in
Section 2, Fund Details.

Because the Funds concentrate their investments in particular sectors of the economy, they may involve substantially higher risks and greater volatility than other mutual funds and may not be appropriate for conservative investors. To decide if one or more of these Funds is appropriate for your investment program, you should consider your personal investment objectives and financial circumstances, the length of time until you need your money, and the amount of risk you are comfortable taking.

Each Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur each participating Fund will not be pursuing its investment objective. This may result in a lower return for those Funds, and they may miss potential market upswings.

As with any mutual fund, there can be no guarantee that these Funds will meet their investment objectives or that a Fund's performance will be positive for any period of time.

Each Fund's investment objective may be changed without shareholder approval.

RISK FACTORS FOR MUTUAL FUNDS
Please note that an investment in any mutual fund is:

o    not guaranteed to meet its investment goal;
o    not a deposit;
o not insured, endorsed or guaranteed by the FDIC or any government agency or financial institution; and
o subject to investment risk, including the possible loss of your original investment.

The Fund Summaries and Performance section summarizes key information about the Funds, including their investment objectives, principal strategies and risks, performance and fees. More information about each Fund can be found in Section 3, Fund Details.

Throughout this prospectus, "Fund" refers to any of the five Sector Series Funds and "Funds" refers to two or more of the Funds. The words "you" and "your" refer to potential investors and current shareholders of one or more of the Funds. Gartmore refers to the Funds' investment advisers, Gartmore Global Asset Management Trust and Gartmore Mutual Fund Capital Trust.

ABOUT SHARE CLASSES
Each Fund offers six different share classes - Class A, Class B, Class C, Class R, Institutional Service Class, and Institutional Class shares. An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges, and expenses for each share class are different. Multiple share classes allow you to choose the cost structure you prefer. The Fund Summaries include fees and expenses for the Funds and corresponding classes. For help in determining which share class is suitable for you, see Section 5, Investing with Gartmore: Choosing a Share Class.

SECTION 1 OVERVIEW OF FUND RISKS

All mutual funds are subject to the risk of loss. As a company, Gartmore has built sound risk-management processes designed to increase the probability of delivering enhanced risk-adjusted returns over the long term. Across its diverse family of investment offerings, Gartmore strives to combine fundamental security selection with the application of technology to help control risk and enhance returns.

The portfolio managers of each Fund also strive to manage investment risk by carefully selecting securities they believe to offer the most promising investment opportunities for the Funds.

Following are specific risks that could affect the Funds' performance.

CONCENTRATION RISK (all Funds) is the risk that investing in a select group of securities could subject a Fund to greater risk of loss and cause its returns to be significantly more volatile than broad-based market indices and other more diversified mutual funds due to the market movement of a particular industry or industries.

Gartmore Global Health Sciences Fund may be especially susceptible to economic, regulatory and political conditions affecting the prospects of health care companies. Because a significant portion of the costs for health care services is funded or subsidized by the government, changes in government policies at the state or federal level may affect demand for health care products and services. Other risks include:

o the possibility that regulatory approvals for new drugs and medical products will not be granted, and
o    product liability lawsuits against health-care companies.

Gartmore Global Financial Services Fund may be especially susceptible to economic, regulatory and political conditions affecting the financial services sector, such as:

o    the availability and cost of capital,
o    borrower default,
o    changes in interest rates,
o    general economic conditions
o    government regulation, and
o    industry consolidation.

Gartmore Global Natural Resources Fund may be especially susceptible to factors affecting natural resources industries, such as:

o    Prices of oil,
o    energy conservation,
o    international political and economic developments,
o    the success of exploration projects,
o    regulatory events, and
o events occurring in nature that can affect the overall supply of a natural resource and thereby the value of companies engaged in activities related to that natural resource.

Gartmore Global Technology and Communications Fund may be especially susceptible to factors affecting the technology and communications sectors, including:

     o abrupt and erratic price movements due to significant competitive pressures and
     o    the rapid pace of product development.

Gartmore Global Utilities Fund may be especially susceptible to economic, regulatory and political conditions affecting the prospects of utilities and telecommunications companies, including:

     o    competitive,
     o    operational,
     o    regulatory changes, and

     o    technological.

Price increases for fuel, energy and other natural resources have also historically limited the growth potential of utility companies.

DEPOSITARY RECEIPT RISK (all Funds) refers to the possibility that investing in depositary receipts subjects the Fund to the same risks associated with foreign securities. Those risks include:

o    the impact of changes in currency exchange rates,
o    lack of public information about foreign companies, and
o    political, social and economic instability in the company's country.

Sponsored depositary receipts are issued jointly by the issuer of the underlying security and the financial institution. Unsponsored depositary receipts are issued only by the financial institution and may not provide as much information about the underlying issuer and/or may not carry the same voting privileges as issuer sponsored depositary receipts. Certain depositary receipts may not be listed on an exchange and therefore may be considered illiquid securities.

Gartmore Global Natural Resources Fund may invest in commodity-linked derivatives. In addition to the risks typically associated with derivatives, commodity-linked derivatives may be subject to the following risks:

o Risk of loss of principal. To the extent that the principal repayment at maturity is linked to the value of a particular commodity, futures contract, index or other economic variable, the Fund may only receive a portion of, or no part of, the principal at maturity of the investment. The risk of loss associated with a particular security in the Fund's portfolio may be high.
o Greater volatility. The value of commodity-linked derivative investments may fluctuate significantly because of extreme volatility in the values of the underlying investments they are linked to.

DERIVATIVES RISK (all Funds) is the risk that the use of derivative securities could disproportionately increase losses and/or reduce opportunities for gains when security prices, currency rates or interest rates change in unexpected ways.

The Fund may invest in derivatives, primarily futures and options.

Derivatives investing involves several different risks, including the risks that:

o the other party in the derivatives contract may fail to fulfill its obligations;
o the use of derivatives may reduce liquidity and make the Fund harder to value, especially in declining markets;
o the Fund may suffer disproportionately heavy losses relative to the amount of assets it has invested in derivative contracts; and
o changes in the value of the derivative contracts or other hedging instruments may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKETS RISK (all Funds) is a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

FOREIGN RISK (all Funds) is the risk that foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve the following risks in addition to those of U.S. investments:

     o    political and economic instability,
     o    the impact of currency exchange rate fluctuations,
     o    reduced information about issuers,
     o    higher transaction costs,
     o    less stringent regulatory and accounting standards, and
     o    delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

MID-CAP AND SMALL CAP RISK. (all Funds) Investments in mid-sized and smaller, newer companies may involve greater risk than investments in larger, more established companies because their stocks are usually less stable in price and less liquid. To the extent a Fund invests in stocks of small and mid-sized companies, it may be subject to increased risk.

PORTFOLIO TURNOVER RISK. (all Funds) The Fund's manager(s) may engage in active and frequent trading of portfolio securities if they believe this strategy will be beneficial to the Fund. A higher portfolio turnover rate increases transaction costs for the Fund and may:

o    increase share price volatility, and
o    result in additional tax consequences for Fund shareholders.

NON-DIVERSIFIED FUND RISK (all Funds) results when a Fund holds larger positions in a smaller number of issuers than a diversified fund. As a result, a positive or negative change in value in a single company will have a greater impact on each Fund's share price and performance. In addition, the Funds may invest a significant portion of their assets in securities of companies that conduct business in a comparatively small number of industries or economic sectors. Because of the potential investment concentrations, the Funds' portfolios may be more susceptible to any single economic, political or regulatory occurrence and the value of the Funds' shares may fluctuate more widely, and the Funds may be subject to greater market risk than if the Funds were diversified.

REITS RISK. (Gartmore Global Financial Services Fund and Gartmore Global Natural Resources Fund) involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties. REITs that invest in real estate mortgages are subject to prepayment risk.

SHORT SALES RISK (Gartmore Global Natural Resources Fund) is the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Fund must purchase the security to return it to the lender.

STOCK MARKET RISK (all Funds) refers to the possibility that a Fund could lose value if the individual stocks it has invested in and/or the overall stock markets on which the stocks trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by many factors, including:

o    corporate earnings;
o    management;
o market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular industry;
o    production; and
o    sales

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world political events, and the fluctuation of other stock markets around the world.

SECTION 2 FUND SUMMARIES AND PERFORMANCE

FUND SUMMARY--GARTMORE GLOBAL FINANCIAL SERVICES FUND

OBJECTIVE
The Fund seeks long-term capital growth.

PRINCIPAL STRATEGIES
Under normal conditions, the Fund invests at least 80% of its assets in equity securities of U.S. and foreign companies of any size that have business operations in the financial services sector. The Fund's portfolio managers consider companies with at least 50% of their assets, revenues or net income related to, or derived from, the financial services sector.

The financial services sector includes, but is not limited to:

     o    banks and savings and loan institutions and their holding companies,
     o    consumer and industrial finance companies,
     o    insurance brokers, securities brokers and investment advisers,
     o insurance companies, such as property and casualty and life insurance holding companies,
     o    investment banks,
     o    leasing companies, and
     o    real estate-related companies

The Fund invests 25% or more of its assets in one or more of the industry groups listed above. Because the Fund is non-diversified, it may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers.

The Fund primarily invests in equity securities, which may include:

     o    common stocks,
     o    convertible securities,
     o    depositary receipts
     o    equity interests in investment funds or trusts,
     o    real estate investment trusts and
     o    warrants

The Fund may invest in financial services companies of any size, including large, established companies that are expected to grow with the market and small to mid-size companies that may offer strong prospects for future growth.

The Fund may invest in companies domiciled in or economically tied to a number of countries, including the U.S. The Fund also may invest in companies in emerging market countries if they are believed to offer attractive investment opportunities.

ABOUT THE SUBADVISER
The Fund's investment adviser has chosen Gartmore Global Partners ("GGP") as subadviser to manage the Fund's portfolio on a day-to-day basis. GGP aims to provide strong performance by investing in companies it believes have the potential to deliver unexpected earnings growth. GGP's portfolio managers seek companies whose prospects for earnings growth have been underestimated by the market and, just as importantly, attempt to avoid companies whose earnings are likely to fall short of expectations.

The portfolio managers assess the valuation and growth rates both of the company and of the financial sector the company is in. They conduct proprietary research in order to form an independent perspective that provides a basis for valuing stocks. By comparing their own valuations of individual companies to those of the market, the portfolio managers pinpoint companies whose prospects appear different from the market's consensus.

The portfolio managers typically sell a security if it no longer offers potential for unexpected earnings growth. They specifically monitor:

  o    earnings revisions and surprises
  o    stock price performance
  o any information indicating a change in the industry or franchise assessment of a company

When deciding whether to buy or sell a security, the portfolio managers do not necessarily consider the Fund's turnover rate and may engage in frequent portfolio transactions if they believe the long- or short-term benefits outweigh negative effects such as higher transaction costs and additional tax consequences.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate and depends in part on the portfolio management team's ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund. There is the risk that you will lose money. Although the Fund's portfolio managers strive to reduce the risk of loss by carefully selecting both the countries and companies in which they invest, this risk cannot be entirely eliminated. This Fund involves substantially higher risks and may experience greater volatility than most other mutual funds because of the special risks associated with investing globally and in a single sector.

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following headings:

o    Concentration risk
o    Depositary receipt risk
o    Derivatives risk
o    Emerging markets risk
o    Foreign risk
o    Mid-cap and small cap risk
o    Non-diversified fund risk
o    Portfolio turnover risk
o    REIT risk
o    Stock market risk

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's Statement of Additional Information.

PERFORMANCE

The chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund's average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund's past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

ANNUAL RETURNS - CLASS A SHARES* (YEARS ENDED DECEMBER 31)

BAR CHART

Best Quarter:
Worst Quarter:

*These annual returns do not include sales charges and does not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

                                                                                    SINCE INCEPTION
AVERAGE ANNUAL RETURNS(1) AS OF DECEMBER 31, 2004         1 YEAR     3 YEARS    (December 18, 2001)
--------------------------------------------------        ------     -------    -------------------
Class A Shares - Before Taxes
Class A Shares - After Taxes on Distributions
Class A Shares -- After Taxes on Distributions and
Sales of Shares
Class B Shares - Before Taxes
Class C Shares - Before Taxes(2),(3)
Class R Shares - Before Taxes(2)
Institutional Service Class Shares - Before Taxes
Institutional Class Shares - Before Taxes(4)
Morgan Stanley Capital International (MSCI) World
Financials Index(SM)(5)

(1)  These returns include the impact of expenses and any sales charges.
(2) A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.
(3) Returns before the first offering of Class R shares (12/31/03) are based on the performance of Class B shares. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what Class R shares would have produced because these two classes invest in the same portfolio of securities. Returns for this class have been adjusted to eliminate sales charges that do not apply to the class, but have not been adjusted to reflect its lower expenses.
(4) Returns before the first offering of Institutional Class shares (6/29/04) are based on the performance of Institutional Service Class shares. This performance is substantially similar to what the Institutional Class shares would have produced because both classes invest in the same portfolio of securities. Returns for the Institutional Class have not been adjusted to reflect its lower expenses.
(5) The MSCI World Financials Index is an unmanaged index that is based on developed-market country indexes and is generally representative of the stocks in the global financial services sector. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

                                                 Class        Class      Class       Class      Institutional
SHAREHOLDER FEES(1) (PAID DIRECTLY                 A            B          C           R        Service Class    Institutional
FROM YOUR INVESTMENT)                            Shares      Shares      Shares      Shares        Shares        Class Shares
---------------------------------------------   --------    --------    --------    --------    -------------    -------------
Maximum Sales Charge (Load) imposed
upon purchases (as a percentage of
offering price                                      5.75%(2)    None        None        None             None             None

Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)                                  None(3)     5.00%(4)    1.00%(5)    None             None             None

Redemption/Exchange Fee (as percentage
of amount redeemed or exchanged)(6)                 2.00%       2.00%       2.00%       2.00%            2.00%            2.00%

                                                Applies only to exchanges and redemptions within 90 days after purchase.

Annual Fund Operating Expenses
(deducted from Fund assets)

Management Fees (7) (fees paid to have
the Fund's investments professionally
managed.)                                           0.90%       0.90%       0.90%       0.90%            0.90%            0.90%

Distribution and/or Service (12b-1)
Fees (fees paid from Fund assets to
cover the cost of sales, promotions and
other distribution activities, as well
as certain shareholder servicing costs)             0.25%       1.00%       1.00%       0.40%(8)           --               --

Other Expenses                                       [ ]%        [ ]%        [ ]%        [ ]%             [ ]%             [ ]%

TOTAL ANNUAL FUND OPERATING EXPENSES                 [ ]%        [ ]%        [ ]%        [ ]%             [ ]%             [ ]%

Amount of Fee Waiver/Expense
Reimbursement                                        [ ]%        [ ]%        [ ]%        [ ]%             [ ]%             [ ]%

TOTAL ANNUAL FUND OPERATING EXPENSES
(AFTER WAIVERS/REIMBURSEMENTS) (9)                   [ ]%        [ ]%        [ ]%        [ ]%             [ ]%             [ ]%

(1) If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.
(2) The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 5, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A Sales Charges.
(3) A CDSC of up to 1% may apply to certain redemptions of Class A shares if purchased without sales charges and for which a finder's fee is paid.
     Section 5, Investing with Gartmore: Choosing a Share Class-- Reduction and Waiver of Class A Sales Charges.
(4) A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 5, Investing with Gartmore: Choosing a Share Class--Class B Shares.
(5) A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 5, Investing with Gartmore: Choosing a Share Class--Class C Shares.
(6) A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 5, Investing with Gartmore: Selling Shares--Redemption and Exchange Fees.

(7) Effective July 1, 2004, the management fee was lowered to the base fee described above. Beginning July 1, 2005, the base management fee may be adjusted upward or downward depending upon the Fund's performance relative to its benchmark. For more information see Section 4, Fund Management.
(8) "Distribution and/or Service (12b-1) Fees" for Class R Shares are estimated. These fees could increase to 0.50% of the average daily net assets of the Fund's Class R shares. For more information see Section 4, Management.

(9) The Trust and Gartmore Global Asset Management Trust (the "Adviser") have entered into a written contract limiting operating expenses to 1.40% at least through February 28, 2006 for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the Adviser made the payments or waived the fees during the Fund's first five years of operations and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of 12b-1 fees and administrative service fees were charged, the "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to
     [     ]% for Class A shares, [     ]% for Class R shares and [     ]% for
     Institutional Service Class shares before GMF would be required to further limit the Fund's expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR      3 YEARS     5 YEARS    10 YEARS
                                 --------    --------    --------    --------
Class A shares* ..............   $[     ]    $[     ]    $[     ]    $[     ]
Class B shares................   $[     ]    $[     ]    $[     ]    $[     ]
Class C shares................   $[     ]    $[     ]    $[     ]    $[     ]
Class R shares................   $[     ]    $[     ]    $[     ]    $[     ]
Institutional Service
Class shares..................   $[     ]    $[     ]    $[     ]    $[     ]
Institutional Class shares....   $[     ]    $[     ]    $[     ]    $[     ]

You would pay the following expenses on the same investment if you did not sell your shares**:

                                  1 YEAR      3 YEARS     5 YEARS    10 YEARS
                                 --------    --------    --------    --------
Class B shares                   $[     ]    $[     ]    $[     ]    $[     ]
Class C shares                   $[     ]    $[     ]    $[     ]    $[     ]

 *Assumes a CDSC does not apply.
**Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

FUND SUMMARY--GARTMORE GLOBAL HEALTH SCIENCES FUND

OBJECTIVE
The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES
Under normal conditions, the Fund invests at least 80% of its assets in equity securities issued by U.S. and foreign companies of any size that develop, produce, or distribute products and services related to health sciences. The Fund's portfolio manager considers companies with at least 50% of their assets, revenues, or net income related to, or derived from, the health care sector.

Because the Fund is non-diversified, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers. The Fund invests 25% or more of its assets in one or more of the following industry groups:

     o    biotechnology,
     o    health care,
     o    medical services and devices
     o    medical supplies, and
     o    pharmaceuticals

The Fund primarily invests in equity securities, which may include:

     o    common stocks,
     o    convertible securities, and
     o    depositary receipts.

The Fund invests in health services oriented companies of any size, including large, established companies that are expected to grow with the market and small to mid-size companies that may offer strong prospects for future growth.

The Fund may invest in companies domiciled in or economically tied to a number of countries, including the U.S. The also may invest in companies in emerging market countries if they are believed to offer attractive investment opportunities. The Fund's assets will be allocated among the companies and countries considered most likely to help the Fund meet its investment objective.

In analyzing specific companies for possible investment, the Fund's portfolio manager ordinarily looks for several of the following characteristics:

     o    Above-average per share earnings growth.
     o    Positive fundamental change taking place.
     o    High return on invested capital.
     o    A healthy balance sheet.
     o Sound financial and accounting policies and overall financial strength.
     o    Strong competitive advantages.
     o    Effective research, product development and marketing.
     o    Strong management.
     o General operating characteristics that enable the company to compete successfully.

The portfolio manager considers selling a security when any of these factors changes materially or when an alternative investment provides more attractive risk/return characteristics.

When deciding whether to buy or sell a security, the portfolio manager does not necessarily consider the Fund's turnover rate and may engage in frequent portfolio transactions if it is believed that the long- or short-term benefits outweigh negative effects such as higher transaction costs and additional tax consequences.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate and depends in part on the portfolio manager's ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund. There is the risk that you will lose money. Although the Fund's portfolio manager strives to reduce the risk of loss by carefully selecting both the countries and companies in which the Fund invests, this risk cannot be entirely eliminated. This Fund involves substantially higher risks and may experience greater volatility than most other mutual funds because of the special risks associated with investing globally and in a single sector.

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following headings:

o    Concentration risk
o    Depositary receipt risk
o    Derivatives risk
o    Emerging markets risk
o    Foreign risk
o    Mid-cap and small cap risk
o    Non-diversified fund risk
o    Portfolio turnover risk
o    Stock market risk

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's Statement of Additional Information.

PERFORMANCE
The chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund's average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund's past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and probably differs from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

ANNUAL RETURNS - CLASS A SHARES* (YEARS ENDED DECEMBER 31)

BAR CHART HERE

Best Quarter:    20.00%    2nd qtr. of 2003
Worst Quarter:  -17.40%    1st qtr. of 2001

* These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

AVERAGE ANNUAL RETURNS(1)                                                           SINCE INCEPTION
AS OF DECEMBER 31, 2004                                   1 YEAR      3 YEARS   (December 29, 2000)
--------------------------------------------------        ------      -------   -------------------
Class A Shares - Before Taxes
Class A Shares - After Taxes on Distributions
Class A Shares -- After Taxes on Distributions and
Sales of Shares
Class B Shares - Before Taxes
Class C Shares - Before Taxes(2),(3)
Class R Shares - Before Taxes(2)
Institutional Service Class Shares - Before Taxes
Institutional Class Shares - Before Taxes(4)
Goldman Sachs (GS) Healthcare Index(5)

(1)  These returns include the impact of expenses and any sales charges.
(2) A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.
(3) Returns before the first offering of Class C shares (9/23/02) and Class R shares (12/31/03) are based on the performance of Class B shares. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what Class C shares and Class R shares would have produced because these two classes invest in the same portfolio of securities. Returns for these classes have been adjusted to eliminate sales charges that do not apply to that class, but have not been adjusted to reflect its lower expenses.
(4) Returns before the first offering of Institutional Class shares (6/29/04) are based on the performance of Institutional Service Class shares. This performance is substantially similar to what the Institutional Class shares would have produced because both classes invest in the same portfolio of securities. Returns for the Institutional Class have not been adjusted to reflect its lower expenses.
(5) The GS Healthcare Index is an unmanaged, market capitalization-weighted index that is generally representative of the stocks in the health-care sector. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

                                                 Class       Class       Class       Class      Institutional
SHAREHOLDER FEES(1) (PAID DIRECTLY                 A           B           C           R        Service Class   Institutional
FROM YOUR INVESTMENT)                            Shares      Shares      Shares      Shares         Shares      Class Shares
---------------------------------------------   --------    --------    --------    --------    -------------   -------------
Maximum Sales Charge (Load) imposed upon
purchases (as a percentage of offering
price                                               5.75%(2)    None        None        None             None            None

Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)                                  None(3)     5.00%(4)    1.00%(5)    None             None            None

Redemption/Exchange Fee (as percentage
of amount redeemed or exchanged)(6)                 2.00%       2.00%       2.00%       2.00%            2.00%           2.00%

                                                Applies only to exchanges and redemptions within 90 days after purchase.

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees(7) (fees paid to have
the Fund's investments professionally
managed.)                                           0.90%       0.90%       0.90%       0.90%             0.90%          0.90%

Distribution and/or Service (12b-1) Fees
(fees paid from Fund assets to cover the
cost of sales, promotions and other
distribution activities, as well as
certain shareholder servicing costs)                0.25%       1.00%       1.00%      0.40%(8)           None           None

Other Expenses(9)                                    [ ]%        [ ]%        [ ]%        [ ]%             [ ]%             [ ]%

TOTAL ANNUAL FUND OPERATING EXPENSES                 [ ]%        [ ]%        [ ]%        [ ]%             [ ]%             [ ]%

Amount of Fee Waiver/Expense
Reimbursement                                        [ ]%        [ ]%        [ ]%        [ ]%             [ ]%             [ ]%

TOTAL ANNUAL FUND OPERATING EXPENSES
(AFTER WAIVERS/REIMBURSEMENTS)                       [ ]%        [ ]%        [ ]%        [ ]%             [ ]%             [ ]%

(1) If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.
(2) The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 5, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A Sales Charges.
(3) A CDSC of up to 1% may apply to certain redemptions of Class A shares if purchased without sales charges and for which a finder's fee is paid.
     Section 5, Investing with Gartmore: Choosing a Share Class-- Reduction and Waiver of Class A Sales Charges.
(4) A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 5, Investing with Gartmore: Choosing a Share Class--Class B Shares.
(5) A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 5, Investing with Gartmore: Choosing a Share Class--Class C Shares.
(6) A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 5, Investing with Gartmore: Selling Shares--Redemption and Exchange Fees.

(7) Effective July 1, 2004, the management fee was lowered to the base fee described above. Beginning July 1, 2005, the base management fee may be adjusted upward or downward depending upon the Fund's performance relative to its benchmark. For more information see Section 4, Fund Management.
(8) "Distribution and/or Service (12b-1) Fees" for Class R Shares are estimated. These fees could increase to 0.50% of the average daily net assets of the Fund's Class R shares. For more information see Section 4, Management.

(9) The Trust and the Adviser have entered into a written agreement limiting operating expenses (excluding certain Fund expenses, including, but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative services fees) from exceeding 1.40% for all share classes at least through February 28, 2006. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged, "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to [ ]% for Class A, [ ]% for Class R and [ ]% for Institutional Service Class shares of the Fund before GMF would be required to further limit the Fund's expenses. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or the cost of "Other Expenses" paid by the Adviser provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Adviser may request and receive reimbursement of fees waived or limited and other reimbursements made by the Adviser. Any reimbursement to the Adviser must be made not more than five years from the fiscal year in which the corresponding reimbursement to the Fund was made.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                 --------    --------    --------    --------
Class A shares*...............   $[     ]    $[     ]    $[     ]    $[     ]
Class B shares................   $[     ]    $[     ]    $[     ]    $[     ]
Class C shares................   $[     ]    $[     ]    $[     ]    $[     ]
Class R shares................   $[     ]    $[     ]    $[     ]    $[     ]
Institutional Service
Class shares..................   $[     ]    $[     ]    $[     ]    $[     ]
Institutional Class shares ...   $[     ]    $[     ]    $[     ]    $[     ]

You would pay the following expenses on the same investment if you did not sell your shares**:

                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                 --------    --------    --------    --------
Class B shares................   $[     ]    $[     ]    $[     ]    $[     ]
Class C shares................   $[     ]    $[     ]    $[     ]    $[     ]

 *Assumes a CDSC does not apply.

**Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

FUND SUMMARY - GARTMORE GLOBAL NATURAL RESOURCES FUND

OBJECTIVE
The Fund seeks long-term capital growth.

PRINCIPAL STRATEGIES
Under normal conditions, the Fund invests at least 80% of its assets in securities of U.S. and foreign companies of any size in the natural resources sector. The Fund's portfolio managers consider companies with at least 50% of their assets, revenues, or net income related to, or derived from, activities in natural resources industries.

Companies in natural resources industries may include those that:

o participate in the discovery and development of natural resources from new or conventional sources;
o    own or produce natural resources;
o engage in the transportation, distribution, or processing of natural resources;
o contribute new technologies for the production or efficient use of natural resources, such as systems for energy conversion, conservation, and pollution control; and
o provide related services such as mining, drilling, chemicals and related parts and equipment.

Because the Fund is non-diversified, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers. The Fund invests more than 25% of its assets in one or more of the following natural resources industries:

o    agricultural products,
o    alternative energy sources,
o    base metal production,
o    building materials,
o    chemicals,
o    coal,
o    energy services and technology,
o    environmental services,
o    ferrous and nonferrous metals,
o    forest products,
o    gold and other precious metals,
o    integrated oil,
o    oil and gas exploration and production,
o    paper products,
o    real estate, and
o    steel and iron ore production

The Fund primarily invests in equity securities, which may include:

o    common stocks,
o    convertible securities,
o    depositary receipts,
o    equity interests in investment funds or trusts,
o    preferred stocks,
o    real estate investment trust securities, and
o    warrants

The Fund may also utilize derivative instruments, including commodity-linked derivatives such as commodity options and futures, in an attempt to increase its investment return and manage its exposure to changing commodity prices, securities prices, and other economic variables.

The Fund invests in natural resources companies of any size, including large, established companies that are expected to grow with the market and small to mid-size companies that may offer strong prospects for future growth. The Fund invests in companies domiciled in or economically tied to a number of countries, including the U.S. The Fund also invests in companies in emerging market countries if they are believed to offer attractive investment opportunities. The Fund's assets will be allocated among the companies and countries considered most likely to help the Fund meet its investment objective.

ABOUT THE SUBADVISER
The Fund's investment adviser has chosen Gartmore Global Partners as subadviser to manage the Fund's portfolio on a day-to-day basis. Gartmore Global Partners aims to provide strong performance by investing in companies it believes have the potential to deliver unexpected earnings growth. Gartmore Global Partners has built its investment philosophy on this discovery of the unexpected. While share prices usually reflect what the market expects, opportunity exists when a company has the ability to grow or sustain earnings beyond expectation. The Fund's portfolio managers seek companies whose prospects for earnings growth have been underestimated by the market and, just as importantly, attempt to avoid companies whose earnings are likely to fall short of expectations.

The Fund's portfolio managers seek to invest in well managed, undervalued companies with improving business dynamics, rising earnings and sales estimates, improving cash flows and margins and, in the case of basic resources, long-lived assets that do not require costly extraction. They conduct proprietary research in order to form an independent perspective that provides a basis for valuing stocks. By comparing their own valuations of individual companies to those of the market, the portfolio managers pinpoint companies whose prospects appear different from the market's consensus.

The portfolio managers typically sell a security if it no longer offers potential for unexpected earnings growth. They specifically monitor:

o    earnings revisions and surprises
o    stock price performance
o any information indicating a change in the industry or franchise assessment of a company

When deciding whether to buy or sell a security, the portfolio managers do not necessarily consider the Fund's turnover rate and may engage in frequent portfolio transactions if they believe the long- or short-term benefits outweigh negative effects such as higher transaction costs and additional tax consequences.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate and depends in part on the portfolio management team's ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund. Although the Fund's portfolio managers strive to reduce the risk of loss by carefully selecting both the countries and companies in which they invest, this risk cannot be entirely eliminated. There is the risk that you will lose money. This Fund involves substantially higher risks and may experience greater volatility than most other mutual funds because of the special risks associated with investing globally and in a single sector. Additionally, the Fund uses investment techniques and strategies that may present substantially higher risks and greater volatility than most mutual funds. The Fund seeks to increase return by using short sales and other forms of volatile financial derivatives, primarily commodity-linked derivatives. The Fund may not be appropriate for all investors.

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following headings:

o    Concentration risk
o    Depositary receipts risk
o    Derivatives risk
o    Emerging markets risk
o    Foreign risk
o    Mid-cap and small cap risk
o    Portfolio turnover risk
o    Non-diversified fund risk
o    REIT risk
o    Short sales risk
o    Stock market risk

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's Statement of Additional Information.

PERFORMANCE
No performance information is provided because the Fund commenced operations on
or about [     ]and had not completed one full calendar year of operations as of the date of this Prospectus.

FEES AND EXPENSES

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

                                                 Class       Class       Class       Class      Institutional
SHAREHOLDER FEES(1) (PAID DIRECTLY FROM            A           B           C           R        Service Class    Institutional
YOUR INVESTMENT)                                 Shares      Shares      Shares      Shares        Shares        Class Shares
---------------------------------------------   --------    --------    --------    --------    -------------    -------------
Maximum Sales Charge (Load) imposed upon
purchases (as a percentage of offering
price                                               5.75%(2)    None        None        None             None             None

Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)                                  None(3)     5.00%(4)    1.00%(5)    None             None             None

Redemption/Exchange Fee (as percentage
of amount redeemed or exchanged)(6)                 2.00%       2.00%       2.00%       2.00%            2.00%            2.00%

                                                Applies only to exchanges and redemptions within 90 days after purchase.

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees (7) (fees paid to have
the Fund's investments professionally
managed.)                                           0.70%       0.70%       0.70%       0.70%            0.70%            0.70%

Distribution and/or Service (12b-1) Fees
(fees paid from Fund assets to cover the
cost of sales, promotions and other
distribution activities, as well as
certain shareholder servicing costs)                0.25%       1.00%       1.00%       0.40%(8)         None             None

Other Expenses(9)                                    [ ]%        [ ]%        [ ]%        [ ]%             [ ]%             [ ]%

TOTAL ANNUAL FUND OPERATING EXPENSES                 [ ]%        [ ]%        [ ]%        [ ]%             [ ]%             [ ]%

Amount of Fee Waiver/Expense
Reimbursement                                        [ ]%        [ ]%        [ ]%        [ ]%             [ ]%             [ ]%

TOTAL ANNUAL FUND OPERATING EXPENSES
(AFTER WAIVERS/
REIMBURSEMENTS)(10)                                  [ ]%        [ ]%        [ ]%        [ ]%             [ ]%             [ ]%

(1) If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.
(2) The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 5, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A Sales Charges.
(3) A CDSC of up to 1% may apply to certain redemptions of Class A shares if purchased without sales charges and for which a finder's fee is paid.
     Section 5, Investing with Gartmore: Choosing a Share Class-- Reduction and Waiver of Class A Sales Charges.
(4) A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 5, Investing with Gartmore: Choosing a Share Class--Class B Shares.
(5) A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 5, Investing with Gartmore: Choosing a Share Class--Class C Shares.
(6) A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 5, Investing with Gartmore: Selling Shares--Redemption and Exchange Fees.
(7) This represents a base fee and can increase or decrease depending on the performance of the Fund. See Section 4, Fund Management.

(8) "Distribution and/or Service (12b-1) Fees" for Class R Shares are estimated. These fees could increase to 0.50% of the average daily net assets of the Fund's Class R shares. For more information see Section 4, Fund Management.

(9) As a new Fund, these are estimates for the fiscal year ending October 31, 2004. These estimates do not take into account the expense limitation agreement between the Trust, on behalf of the Fund, and Gartmore Mutual Funds Capital Trust (the "Adviser").
(10) The Trust and the Adviser have entered into a written agreement limiting operating expenses (excluding certain Fund expenses, including, but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative services fees) from exceeding 1.40% for all share classes at least through February 28, 2006. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged, "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to [ ]% for Class A, [ ]% for Class R and [ ]% for Institutional Service Class shares of the Fund before GMF would be required to further limit the Fund's expenses. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or the cost of "Other Expenses" paid by the Adviser provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Adviser may request and receive reimbursement of fees waived or limited and other reimbursements made by the Adviser. Any reimbursement to the Adviser must be made not more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                --------   --------   --------   ---------
Class A shares*...............  $  [   ]   $  [   ]   $  [   ]   $   [   ]
Class B shares................  $  [   ]   $  [   ]   $  [   ]   $   [   ]
Class C shares................  $  [   ]   $  [   ]   $  [   ]   $   [   ]
Class R shares ...............  $  [   ]   $  [   ]   $  [   ]   $   [   ]
Institutional Service
Class shares..................  $  [   ]   $  [   ]   $  [   ]   $   [   ]
Institutional Class shares....  $  [   ]   $  [   ]   $  [   ]   $   [   ]

You would pay the following expenses on the same investment if you did not sell your shares**:

                                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                --------   --------   --------   ---------
Class B shares                  $  [   ]   $  [   ]   $  [   ]   $   [   ]
Class C shares                  $  [   ]   $  [   ]   $  [   ]   $   [   ]

 *   Assumes a CDSC does not apply.
** Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

FUND SUMMARY--GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

OBJECTIVE
The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies of any size, with business operations in technology, communications and/or related industries. The Fund's managers consider companies with at least 50% of their assets, revenues or net income related to, or derived from, the technology and communications industries. These companies may include those that develop, produce or distribute products or services in the following sectors:

     o    biotechnology,
     o    communications,
     o    computer,
     o    electronics,
     o    health care, and
     o    semiconductor

Because the Fund is non-diversified, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers. The Fund invests more than 25% of its total assets in companies in the technology and/or communications industries, which include:

     o    broadcasting; consulting and services,
     o    communication equipment,
     o    consumer electronics,
     o    defense technology,
     o    hardware and equipment,
     o    information technology, and
     o    software

The Fund primarily invests in equity securities, which may include:

     o    common stocks,
     o    convertible securities,
     o    depositary receipts,
     o    equity interests in investment funds or trusts, and
     o    warrants

The Fund invests in technology and communications companies of any size, including large, established companies that are expected to grow with the market and small to mid-size companies that may offer strong prospects for future growth.

The Fund invests in companies domiciled in or economically tied to a number of countries, including the U.S. The Fund also invests in companies in emerging market countries if they are believed to offer attractive investment opportunities. The Fund's assets are allocated among the companies and countries considered most likely to help the Fund meet its investment objective.

In analyzing specific companies for possible investment, the Fund's portfolio managers ordinarily look for several of the following characteristics:

     o    Above-average per share earnings growth.
     o    Positive fundamental change taking place.
     o    High return on invested capital.
     o    A healthy balance sheet.
     o Sound financial and accounting policies and overall financial strength.
     o    Strong competitive advantages.
     o    Effective research, product development and marketing.
     o    Strong management.
     o General operating characteristics that enable the company to compete successfully.
     o    Development of new technologies

The portfolio managers consider selling a security when any of the previous factors change materially or an alternative investment provides more attractive risk/return characteristics.

When deciding whether to buy or sell a security, the portfolio managers do not necessarily consider the Fund's turnover rate and may engage in frequent portfolio transactions if it is believed that the long- or short-term benefits outweigh negative effects such as higher transaction costs and additional tax consequences.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate and depends in part on the portfolio management team's ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund. There is the risk that you will lose money. Although the Fund's portfolio manager strives to reduce the risk of loss by carefully selecting both the countries and companies in which the Fund invests, this risk cannot be entirely eliminated. This Fund involves substantially higher risks and may experience greater volatility than most other mutual funds because of the special risks associated with investing globally and in a single sector.

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following headings:

o    Concentration risk
o    Depositary receipts risk
o    Derivatives risk
o    Emerging markets risk
o    Foreign risk
o    Mid-cap and small cap risk
o    Non-diversified fund risk
o    Portfolio turnover risk
o    Stock market risk

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's Statement of Additional Information.

PERFORMANCE
The chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund's average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund's past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

ANNUAL RETURNS - CLASS A SHARES* (YEARS ENDED DECEMBER 31)

BAR CHART HERE

Best Quarter:
Worst Quarter:

* These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

AVERAGE ANNUAL RETURNS(1)                                                  SINCE INCEPTION
AS OF DECEMBER 31, 2004                                 1 YEAR   3 YEARS   (June 30, 2000)
-----------------------------------------------------   -------  --------  ---------------
Class A Shares - Before Taxes
Class A Shares - After Taxes on Distributions
Class A Shares -- After Taxes on Distributions and
Sales of Shares
Class B Shares - Before Taxes
Class C Shares - Before Taxes(2),(3)
Class R Shares - Before Taxes(2)
Institutional Service Class Shares - Before Taxes
Institutional Class Shares - Before Taxes(4)
Morgan Stanley High-Tech 35 Index(5)

(1)  These returns include the impact of expenses and any sales charges.
(2) A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.
(3) Returns before the first offering of Class C shares (9/23/02) and Class R shares (12/31/03) are based on the performance of Class B shares. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what Class C shares and Class R shares would have produced because these two classes invest in the same portfolio of securities. Returns for these classes have been adjusted to eliminate sales charges that do not apply to that class, but have not been adjusted to reflect its lower expenses.
(4) Returns before the first offering of Institutional Class shares (6/29/04) are based on the performance of Institutional Service Class shares. This performance is substantially similar to what the Institutional Class shares would have produced because both classes invest in the same portfolio of securities. Returns for the Institutional Class have not been adjusted to reflect its lower expenses.
(5) The Morgan Stanley High-Tech 35 Index is an unmanaged, equal dollar-weighted index of 35 stocks in nine different technology sub sectors that represent the electronics-based technology industry. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FEES AND EXPENSES
This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

                                                 Class       Class       Class       Class      Institutional
SHAREHOLDER FEES(1) (PAID DIRECTLY FROM            A           B           C           R        Service Class    Institutional
YOUR INVESTMENT)                                 Shares      Shares      Shares      Shares        Shares        Class Shares
---------------------------------------------   --------    --------    --------    --------    -------------    -------------
Maximum Sales Charge (Load) imposed
upon purchases (as a percentage of
offering price                                      5.75%(2)    None        None        None             None             None

Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)                                  None(3)     5.00%(4)    1.00%(5)    None             None             None

Redemption/Exchange Fee (as percentage
of amount redeemed or exchanged)(6)                 2.00%       2.00%       2.00%       2.00%            2.00%            2.00%

                                                Applies only to exchanges and redemptions within 90 days after purchase.

Annual Fund Operating Expenses
(deducted from Fund assets)
Management Fees(7) (fees paid to have
the Fund's investments professionally
managed.)                                           0.88%       0.88%       0.88%       0.88%            0.88%            0.88%

Distribution and/or Service (12b-1)
Fees (fees paid from Fund assets to
cover the cost of sales, promotions
and other distribution activities, as
well as certain shareholder servicing
costs)                                              0.25%       1.00%       1.00%       0.40%(8)         None             None

Other Expenses                                       [ ]%        [ ]%        [ ]%        [ ]%             [ ]%             [ ]%

TOTAL ANNUAL FUND OPERATING EXPENSES                 [ ]%        [ ]%        [ ]%        [ ]%             [ ]%             [ ]%

Amount of Fee Waiver/Expense
Reimbursement                                        [ ]%        [ ]%        [ ]%        [ ]%             [ ]%             [ ]%

TOTAL ANNUAL FUND OPERATING EXPENSES
(AFTER WAIVERS/
REIMBURSEMENTS) (9)                                  [ ]%        [ ]%        [ ]%        [ ]%             [ ]%             [ ]%

(1) If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.
(2) The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 5, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A Sales Charges.
(3) A CDSC of up to 1% may apply to certain redemptions of Class A shares if purchased without sales charges and for which a finder's fee is paid.
     Section 5, Investing with Gartmore: Choosing a Share Class-- Reduction and Waiver of Class A Sales Charges.
(4) A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 5, Investing with Gartmore: Choosing a Share Class--Class B Shares.
(5) A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 5, Investing with Gartmore: Choosing a Share Class--Class C Shares.
(6) A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 5, Investing with Gartmore: Selling Shares--Redemption and Exchange Fees.

(7) Effective July 1, 2004, the management fee was lowered to the base fee described above. Beginning July 1, 2005, the base management fee may be adjusted upward or downward depending upon the Fund's performance relative to its benchmark. For more information see Section 4, Fund Management.

(8) "Distribution and/or Service (12b-1) Fees" for Class R Shares are estimated. These fees could increase to 0.50% of the average daily net assets of the Fund's Class R shares. For more information see Section 4, Fund Management. [Include footnote only if fees for Class R shares are still estimated.]
(9) The Trust and Gartmore Mutual Funds Capital Trust (the "Adviser") have entered into a written agreement limiting operating expenses (excluding certain Fund expenses, including, but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative services fees) from exceeding 1.38% for all share classes at least through February 28, 2006. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged, "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to [ ]% for Class A, [ ]% for Class R and [ ]% for Institutional Service Class shares of the Fund before the Adviser would be required to further limit the Fund's expenses. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or the cost of "Other Expenses" paid by the Adviser provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Adviser may request and receive reimbursement of fees waived or limited and other reimbursements made by the Adviser. Any reimbursement to the Adviser must be made not more than five years from the fiscal year in which the corresponding reimbursement to the Fund was made.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                --------   --------   --------   ---------
Class A shares*...............  $  [   ]   $  [   ]   $  [   ]   $   [   ]
Class B shares................  $  [   ]   $  [   ]   $  [   ]   $   [   ]
Class C shares................  $  [   ]   $  [   ]   $  [   ]   $   [   ]
Class R shares................  $  [   ]   $  [   ]   $  [   ]   $   [   ]
Institutional Service
Class shares..................  $  [   ]   $  [   ]   $  [   ]   $   [   ]
Institutional Class shares....  $  [   ]   $  [   ]   $  [   ]   $   [   ]

You would pay the following expenses on the same investment if you did not sell your shares**:

                                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                --------   --------   --------   ---------
Class B shares                  $  [   ]   $  [   ]   $  [   ]   $   [   ]
Class C shares                  $  [   ]   $  [   ]   $  [   ]   $   [   ]

 *   Assumes a CDSC does not apply.
** Expenses paid on the same investment in Class A (unless your purchase is subject to a contingent deferred sales charge for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

FUND SUMMARY--GARTMORE GLOBAL UTILITIES FUND

OBJECTIVE
The Fund seeks long-term capital growth.

PRINCIPAL STRATEGIES
Under normal conditions, the Fund invests at least 80% of its assets in equity securities issued by U.S. and foreign companies of any size, with business operations in the utilities sector. The Fund's portfolio managers generally consider companies with at least 50% of their assets, revenues or net income related to utilities servicing or activities in utilities-related industries.

Because the Fund is non-diversified, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers. The Fund invests 25% or more of its assets in one or more of the industry groups listed below:

     o    Cable television.
     o    Energy sources.
     o    Maintenance services.
     o    Radio.
     o    Telecommunications services.
     o    Transportation services.
     o    Utilities infrastructure. and
     o    Water and sanitary services

The Fund primarily invests in equity securities, which may include:

     o    common stocks,
     o    convertible securities,
     o    depositary receipts,
     o    equity interests in investment funds or trusts, and
     o    warrants.

The Fund may also invest in bonds and preferred stocks.

The Fund invests in utility companies of any size, including large, established companies that are expected to grow with the market and small to mid-size companies that may offer strong prospects for future growth. The Fund invests in companies domiciled in or economically tied to a number of countries, including the U.S. The Fund also invests in companies in emerging market countries if they are believed to offer attractive investment opportunities.

The Fund's investment adviser has chosen Gartmore Global Partners as subadviser to manage the Fund's portfolio on a day-to-day basis. Gartmore Global Partners aims to provide strong performance by investing in companies it believes have the potential to deliver unexpected earnings growth. Gartmore Global Partners has built its investment philosophy on this discovery of the unexpected. While share prices usually reflect what the market expects, opportunity exists when a company has the ability to grow or sustain earnings beyond expectation. The Fund's portfolio managers seek companies whose prospects for earnings growth have been underestimated by the market and, just as importantly, attempt to avoid companies whose earnings are likely to fall short of expectations.


The portfolio managers conduct stringent analysis of strategic factors such as:

o    assessment of industry dynamics
o    cash returns of the business
o    growth of the customer base
o    quality and sustainability of a company's franchises
o    quality of assets
o    strength of management
o    sustainability of margins

The portfolio managers at Gartmore Global Partners conduct their own proprietary research in order to form an independent perspective that is the basis for their stock valuations. By comparing their valuations of individual companies to those of the market, the portfolio managers pinpoint companies whose prospects appear better or worse than the market's consensus.

Although utility companies have traditionally paid above-average dividends, the Fund's portfolio managers focus on companies that have strong growth potential rather than those paying high current dividends.

The portfolio managers typically sell a security if it no longer offers potential for unexpected earnings growth. They specifically monitor:

     o    earnings revisions and surprises
     o    stock price performance
     o any information indicating a change in the industry or franchise assessment of a company

When deciding whether to buy or sell a security, the portfolio manager does not necessarily consider the Fund's turnover rate and may engage in frequent portfolio transactions if it is believed that the long- or short-term benefits outweigh negative effects such as higher transaction costs and additional tax consequences.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate and depends in part on the portfolio management team's ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund. There is the risk that you will lose money. Although the Fund's portfolio managers strive to reduce the risk of loss by carefully selecting both the countries and companies in which they invest, this risk cannot be entirely eliminated. This Fund involves substantially higher risks and may experience greater volatility than most other mutual funds because of the special risks associated with investing globally and in a single sector.

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following headings:

o    Concentration risk
o    Depositary receipt risk
o    Derivatives risk
o    Emerging markets risk
o    Foreign risk
o    Mid-cap and small cap risk
o    Portfolio turnover risk
o    Stock market risk

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's Statement of Additional Information.

PERFORMANCE
The chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund's average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund's past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

ANNUAL RETURN - CLASS A SHARES* (YEAR ENDED DECEMBER 31)

BAR CHART HERE

Best Quarter:
Worst Quarter:

* These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

AVERAGE ANNUAL RETURNS(1)                                                    SINCE INCEPTION
AS OF DECEMBER 31, 2004                                 1 YEAR   3 YEARS   (December 28, 2001)
-----------------------------------------------------  --------  --------  -------------------
Class A Shares - Before Taxes
Class A Shares - After Taxes on Distributions
Class A Shares -- After Taxes on Distributions and
Sales of Shares
Class B Shares - Before Taxes
Class C Shares - Before Taxes(2),(3)
Class R Shares - Before Taxes(2)
Institutional Service Class Shares - Before Taxes
Institutional Class Shares - Before Taxes(4)
Morgan Stanley Capital International (MSCI) World
Telecommunications Services Index(SM)(5)
MSCI World Utilities Index(SM)(5)
Composite Index(5)

(1)  These returns include the impact of expenses and any sales charges.
(2) A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.
(3) Returns before the first offering of Class R shares (12/31/03) are based on the performance of Class B shares. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what Class R shares would have produced because this class invests in the same portfolio of securities. Returns for this class have been adjusted to eliminate sales charges that do not apply to that class, but have not been adjusted to reflect its lower expenses.
(4) Returns before the first offering of Institutional Class shares (6/29/04) are based on the performance of Institutional Service Class shares. This performance is substantially similar to what the Institutional Class shares would have produced because both classes invest in the same portfolio of securities. Returns for the Institutional Class have not been adjusted to reflect its lower expenses.
(5) The MSCI World Telecommunications Services Index is an unmanaged index that is based on developed-market country indexes and is generally representative of the stocks in the global utilities sector. The MSCI World Utilities Index is an unmanaged index that is based on developed-market country indexes and is generally representative of the stocks in the utilities sector, such as electric, gas, multi-utilities, and unregulated power and water. The Composite Index is a combination of 60% MSCI World Telecommunications Services Index and 40% MSCI World Utilities Index. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of the Indexes would be lower.

FEES AND EXPENSES

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

                                                 Class       Class       Class       Class      Institutional
SHAREHOLDER FEES(1) (PAID DIRECTLY FROM            A           B           C           R           Service       Institutional
YOUR INVESTMENT)                                 Shares      Shares      Shares      Shares      Class Shares     Class Shares
---------------------------------------------   --------    --------    --------    --------    -------------    -------------
Maximum Sales Charge (Load) imposed upon
purchases (as a percentage of offering price        5.75%(2)    None        None        None             None             None

Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a percentage
of offering or sale price, whichever is less)       None(3)     5.00%(4)    1.00%(5)    None             None             None

Redemption/Exchange Fee (as percentage of
amount redeemed or exchanged)(6)                    2.00%       2.00%       2.00%       2.00%            2.00%            2.00%

                                                Applies only to exchanges and redemptions within 90 days after purchase.

                                                 Class       Class       Class       Class      Institutional
Annual Fund Operating Expenses (deducted           A           B           C           R           Service       Institutional
from Fund assets)                                Shares      Shares      Shares      Shares      Class Shares     Class Shares
---------------------------------------------   --------    --------    --------    --------    -------------    -------------
Management Fees(7) (fees paid to have the
Fund's investments professionally managed.)         0.70%       0.70%       0.70%       0.70%            0.70%            0.70%

Distribution and/or Service (12b-1) Fees
(fees paid from Fund assets to cover the
cost of sales, promotions and other
distribution activities, as well as certain
shareholder servicing costs)                        0.25%       1.00%       1.00%       0.40%(8)         None             None

Other Expenses                                       [ ]%        [ ]%        [ ]%        [ ]%             [ ]%             [ ]%

TOTAL ANNUAL FUND OPERATING EXPENSES                 [ ]%        [ ]%        [ ]%        [ ]%             [ ]%             [ ]%

Amount of Fee Waiver/Expense Reimbursement           [ ]%        [ ]%        [ ]%        [ ]%             [ ]%             [ ]%

TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER
WAIVERS/ REIMBURSEMENTS)(9)                          [ ]%        [ ]%        [ ]%        [ ]%             [ ]%             [ ]%

(1) If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.
(2) The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 5, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A Sales Charges.
(3) A CDSC of up to 1% may apply to certain redemptions of Class A shares if purchased without sales charges and for which a finder's fee is paid.
     Section 5, Investing with Gartmore: Choosing a Share Class-- Reduction and Waiver of Class A Sales Charges.
(4) A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 5, Investing with Gartmore: Choosing a Share Class--Class B Shares.
(5) A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 5, Investing with Gartmore: Choosing a Share Class--Class C Shares.
(6) A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 5, Investing with Gartmore: Selling Shares--Redemption and Exchange Fees.

(7) Effective July 1, 2004, the management fee was lowered to the base fee described above. Beginning July 1, 2005, the base management fee may be adjusted upward or downward depending upon the Fund's performance relative to its benchmark. For more information see Section 4, Fund Management.
(8) "Distribution and/or Service (12b-1) Fees" for Class R Shares are estimated. These fees could increase to 0.50% of the average daily net assets of the Fund's Class R shares. For more information see Section 4, Fund Management.

(9) The Trust and Gartmore Global Asset Management Trust (the "Adviser") have entered into a written agreement limiting operating expenses (excluding certain Fund expenses, including, but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative services fees) from exceeding 1.20% for all share classes at least through February 28, 2006. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged, "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to [ ]% for Class A, [ ]% for Class R and [ ]% for Institutional Service Class shares of the Fund before the Adviser would be required to further limit the Fund's expenses. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or the cost of "Other Expenses" paid by the Adviser provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Adviser may request and receive reimbursement of fees waived or limited and other reimbursements made by the Adviser. Any reimbursement to the Adviser must be made not more than five years from the fiscal year in which the corresponding reimbursement to the Fund was made.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                --------   --------   --------   ---------
Class A shares*...............  $  [   ]   $  [   ]   $  [   ]   $   [   ]
Class B shares................  $  [   ]   $  [   ]   $  [   ]   $   [   ]
Class C shares................  $  [   ]   $  [   ]   $  [   ]   $   [   ]
Class R shares................  $  [   ]   $  [   ]   $  [   ]   $   [   ]
Institutional Service
Class shares..................  $  [   ]   $  [   ]   $  [   ]   $   [   ]
Institutional Class shares....  $  [   ]   $  [   ]   $  [   ]   $   [   ]

You would pay the following expenses on the same investment if you did not sell your shares**:

                                 1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                --------   --------   --------   ---------
Class B shares                  $  [   ]   $  [   ]   $  [   ]   $   [   ]
Class C shares                  $  [   ]   $  [   ]   $  [   ]   $   [   ]

 *   Assumes a CDSC does not apply.
** Expenses paid on the same investment in Class A (unless your purchase is subject to a contingent deferred sales charge for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

SECTION 3 FUND DETAILS

PRINCIPAL INVESTMENTS AND TECHNIQUES
To implement the principal investment strategies described in the Fund Summaries, the Funds may use the following types of securities. The Statement of Additional Information contains more information on the Funds' principal investments and strategies and can be requested using the addresses and telephone numbers on the back of this Prospectus.

                                                                  Gartmore   Gartmore
                                                                  Global     Global      Gartmore Global   Gartmore
                                             Gartmore Global      Health     Natural     Technology and    Global
                                             Financial Services   Sciences   Resources   Communications    Utilities
                                             Fund                 Fund       Fund        Fund              Fund
                                             ------------------   --------   ---------   ---------------   ---------
COMMODITY-LINKED DERIVATIVES                                                 [X]
Commodity-linked derivative investments
allow investors exposure to the
investment returns of real assets that
trade in the commodities markets without
investing directly in physical
commodities. Real assets, as opposed to
stocks or bonds, are assets that have
tangible properties, such as oil,
livestock, and agricultural or metal
products. The value of a
commodity-linked derivative is typically
based upon the price movements of
physical commodities (such as oil,
livestock or metal products), a
commodity index, or some other readily
measurable economic variable dependent
upon changes in the value of commodities
or the commodities markets.

Common stocks are securities that            [X]                  [X]        [X]         [X]               [X]
represent ownership in a corporation.
Stockholders share in the corporation's
profits and losses in two ways:
o  directly - through any dividends paid
   by the corporation, and
o  indirectly - as the value of a
   company's stock changes in response
   to the company's profits, growth, or
   future prospects.

Convertible Securities are corporate         [X]                  [X]        [X]         [X]               [X]
securities (usually preferred stocks or
bonds), which the holder may exchange
for a fixed number of other securities
(usually common stock) at a set price or
based on a pre-determined formula. A
portion of a convertible security's
value is based on the value of the
underlying common stock.

Depositary receipts represent ownership      [X]                  [X]        [X]         [X]               [X]
interest in an underlying security that
is held by a depositary, typically a
financial institution such as a bank or
trust company. They may be denominated
in a currency other than that of the
security they represent. Generally, the
holder of the depositary receipt
receives all payments of

interest, dividends or capital gains that are made on the underlying security.
o  American Depositary Receipts are
   issued by a U.S. depositary (usually
   a U.S. bank).
o  European and Global Depositary
   Receipts are issued by a depositary
   outside of the U.S., (usually a
   non-U.S. bank or trust company or a
   foreign branch of a U.S. bank).
o  Sponsored depositary receipts are
   issued jointly by the financial
   institutional and the issuer of the
   underlying security.
o  Unsponsored depositary receipts are
   issued only by the financial
   institution.

Derivatives are securities contracts         [X]                  [X]        [X]         [X]               [X]
whose value is based on the performance
of an underlying financial asset, index
or other investment. For example, an
option is a derivative because its value
changes relative to the performance of
an underlying stock. An investment in
derivatives can alter multiple aspects
of a fund's positioning, such as market
exposure or currency risk. Often
derivatives are used as a hedging
strategy intended to help offset
potential changes in the value of other
portfolio securities.

Equity interests in foreign investment       [X]                                                           [X]
funds or trusts. In some countries, it
is common practice for U.S. mutual funds
to gain market exposure by purchasing
shares of investment companies that in
turn invest in the securities of these
countries.

Preferred stock is a type of equity          [X]                  [X]        [X]         [X]               [X]
security that typically pays a fixed
rate dividend but does not participate
in other amounts available for
distribution by the issuer. Because a
company must usually pay preferred stock
dividends before common stock dividends,
preferred stocks generally involve less
risk than common stocks. A preferred
stock may not appreciate or depreciate
as much as a company's common stock
unless the preferred stock is
convertible into common stock. Based on
market conditions, the Fund may select
the preferred stock of a company instead
of or in addition to its common stock.
In some markets, preferred stock may be
more liquid than common stock, enabling
the Fund

to sell the preferred stock
more readily at the desired price while
also incurring lower transaction costs.
Upon liquidation, preferred stocks are
entitled to a specified liquidation
preference which is generally the same
as the par or stated value and have the
right to payment before common stock.
Preferred stocks do not represent a
liability of the issuer and therefore do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of all payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

REITs Real estate investment trusts          [X]                  [X]        [X]         [X]               [X]
(REITs) are pooled investment vehicles
that invest primarily in income
producing real estate or real estate
related loans or interests. There are
generally three types of REITs:

o  Equity REITs invest the majority of
   their assets directly in real
   property and derive income primarily
   from the collection of rents. They
   can also realize capital gains by
   selling properties that have
   appreciated in value.

o  Mortgage REITs invest the majority of
   their assets in real estate mortgages
   and derive income from the collection
   of interest payments

Hybrid REITs combine the investment
strategies of Equity REITs and Mortgage
REITs.

Warrants A warrant is a security that        [X]                  [X]        [X]         [X]               [X]
gives its holder the right to buy common
stock at a specified price for a
specified period of time. Warrants are
considered speculative and have no value
if they are not exercised before their
expiration date.

TEMPORARY INVESTMENTS
Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if a Fund's adviser or subadviser believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks; (4) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be persuing its investment objective and may miss potential market upswings.

SECTION 4 FUND MANAGEMENT

INVESTMENT ADVISER AND SUBADVISER
Gartmore Mutual Fund Capital Trust, located at 1200 River Road, Conshohocken, PA 19428 is the investment adviser for Global Health Sciences, Global Natural Resources and Global Technology and Communications Funds. Gartmore Mutual Fund Capital Trust was organized in 1999 as an investment adviser for mutual funds.

Gartmore Global Asset Management Trust, located at 1200 River Road, Conshohocken, PA 19428, is the investment adviser for Gartmore Global Financial Services Fund and Gartmore Global Utilities Fund. Gartmore Global Asset Management Trust was organized in July 2000 and advises mutual funds and other institutional accounts. Gartmore Global Partners, 1200 River Road, Conshohocken, PA 19428 is the subadviser for Gartmore Global Financial Services, Global Natural Resources and Gartmore Global Utilities Funds and manages the Funds' assets in accordance with the investment objective and strategies. Gartmore Global Partners makes investment decisions and executes them by placing purchase and sell orders for securities.

Both advisers and the subadviser are part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring 10 affiliated investment advisers. Collectively, these affiliates (located in the U.S., U.K. and Japan) had over $[ ] billion in net assets under management as of December 31, 2004, of which almost $x billion is managed by Gartmore Mutual Fund Capital Trust, $[ ] billion by Gartmore Global Asset Management, and $[ ] billion by Gartmore Global Partners.

MANAGEMENT FEES
The Funds pay their respective advisers a base management fee on each Fund's average daily net assets. From their management fees, the advisers of Gartmore Global Financial Services, Gartmore Global Natural Resources and Gartmore Global Utilities Funds pay Gartmore Global Partners a subadvisory fee based on those Funds' respective average daily net assets. The base management fee and the base subadvisory fee, if applicable, may increase or decrease depending on each Fund's performance relative to its benchmark. The Funds' benchmarks for determining performance-based fees are:

Gartmore Global Financial Services Fund         MSCI World Financials Index
Gartmore Global Health Sciences Fund            Goldman Sachs Healthcare Index
Gartmore Global Natural Resources Fund          Goldman Sachs Natural Resources Index
Gartmore Global Technology and Communications   Fund Goldman Sachs Technology Composite Index
Gartmore Global Utilities Fund                  60% MSCI World Telecommunications Services Index
                                                /40% MSCI World Utilities Index

PERFORMANCE-BASED FEES
Performance-based fees are determined at the end of every quarter by comparing each Fund's investment performance to its respective benchmark (using performance for Class A shares for the 12-month period preceding the end of that quarter.) The base management and subadvisory fees either increase or decrease proportionately by the following amounts based on how much the Fund outperformed or underperformed its benchmark.

               Under or Outperformance   Change in Fees
               -----------------------   --------------
               +/- 1 percentage point          +/- 0.02%
               +/- 2 percentage points         +/- 0.04%
               +/- 3 percentage points         +/- 0.06%
               +/- 4 percentage points         +/- 0.08%
               +/- 5 percentage points         +/- 0.10%

The first performance fee payment or penalty, if any, will be made at the end of September 2005 (15 months after the Funds implemented the performance-based fees on July 1, 2004.) Thereafter, performance adjustments will be made quarterly.

For Gartmore Global Natural Resources Fund, the fee adjustments described above will be phased in over the first full quarter following the first full year of the Fund's operations so that the first performance fee payment or penalty, if any, will be made at the end of the fifteenth month after the Fund's commencement of operations. Thereafter, performance adjustments will be made quarterly.

This table shows the base management and subadvisory fees, as well as the maximum and minimum fees.

                                                  Minimum Fee                    Base Fee                     Maximum Fee
                                         ---------------------------   ---------------------------   ---------------------------
Net Assets                                Management    Subadvisory     Management    Subadvisory     Management    Subadvisory
--------------------------------------   ------------   ------------   ------------   ------------   ------------   ------------
GARTMORE GLOBAL FINANCIAL
SERVICES FUND

On assets up to $500
million                                          0.80%          0.35%          0.90%           .45%          1.00%          0.55%

On assets of $500 million
and more but less than $2
billion                                          0.75%         0.325%          0.85%          .425%          0.95%         0.525%

On assets of $2 billion
and more                                         0.70%          0.30%          0.80%           .40%          0.90%          0.50%

GARTMORE GLOBAL HEALTH
SCIENCES FUND

On assets up to $500
million                                          0.80%            --           0.90%            --           1.00%            --

On assets of $500 million
and more but less than $2
billion                                          0.75%            --          0..85%            --           0.95%            --

On assets of $2 billion
and more                                         0.70%            --           0.80%            --           0.90%            --

GARTMORE GLOBAL NATURAL
RESOURCES FUND

On assets up to $500
million                                          0.60%          0.25%          0.70%          0.35%          0.80%          0.45%

On assets of $500 million
and more but less than $2
billion                                          0.55%         0.225%          0.65%         0.325%          0.75%         0.425%

On assets of $2 billion
and more                                         0.50%          0.20%          0.60%          0.30%          0.70%          0.40%

GARTMORE GLOBAL
TECHNOLOGY AND
COMMUNICATIONS FUND

On assets up to $500
million                                          0.78%            --           0.88%            --           0.98%            --

On assets of $500 million
and more but less than $2
billion                                          0.73%            --           0.83%            --           0.93%            --

On assets of $2 billion
and more                                         0.68%            --           0.78%            --           0.88%            --

GARTMORE GLOBAL UTILITIES
FUND

On assets up to $500
million                                          0.60%          0.25%          0.70%          0.35%          0.80%          0.45%

On assets of $500 million
and more but less than $2
billion                                          0.55%         0.225%          0.65%         0.325%          0.75%         0.425%

On assets of $2 billion
and more                                         0.50%          0.20%          0.60%          0.30%          0.70%          0.40%

*Does not take into account any applicable waivers.

ACTUAL MANAGEMENT AND SUBADVISORY FEES PAID DURING FISCAL YEAR ENDED
OCTOBER 31, 2004
(expressed as a percentage of a Fund's average daily net assets and not taking into account any applicable waivers)

                                         Management Fee   Subadvisory Fee
                                         --------------   ---------------
Gartmore Global Financial Services Fund            0.96%             0.48%
Gartmore Global Health Sciences Fund               0.96%            0.480%
Gartmore Global Natural Resources Fund             0.90%            0.450%
Gartmore Global Technology and
 Communications Fund                               0.95%               --
Gartmore Global Utilities Fund                     0.75%            0.375%

PORTFOLIO MANAGEMENT

GARTMORE GLOBAL HEALTH SCIENCES FUND
Paul Cluskey is the Fund's portfolio manager and is responsible for the day-to-day management of the Fund, including the selection of the Fund's investments. Mr. Cluskey joined Gartmore in April 2001. Prior to that, he was the co-lead portfolio manager for Nicholas-Applegate Global Health Care Fund from its inception in September 1999. He also co-managed the Nicholas-Applegate Small Cap Growth Fund and the Nicholas-Applegate Mini-Cap Fund. He joined Nicholas-Applegate in 1998. From 1996 through 1998, he was a senior small cap stock analyst with SEI Investments and previously worked for Piper Jaffray, Inc. as a corporate finance analyst.

GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND:
Aaron Harris, senior portfolio manager, and Chip Zhu, portfolio manager, are responsible for the day-to-day management of the Fund, including the selection of the Fund's investments. Prior to joining Gartmore in April 2000, Mr. Harris was co-portfolio manager for the Nicholas-Applegate Global Technology Fund from 1998 to March 2000 and was an investment analyst in Global Research at Nicholas-Applegate from 1995 to 1997. Mr. Zhu joined Gartmore in November 1999. Previously, he was an associate in the Prudential private placement division beginning in January 1999.

GARTMORE GLOBAL FINANCIAL SERVICES FUND, GARTMORE GLOBAL NATURAL RESOURCES FUND AND GARTMORE GLOBAL UTILITIES FUND
Gartmore Global Partners takes a team approach to portfolio management, allowing investors to benefit from the skills of all the members of the team. Each Fund has a team of portfolio managers responsible for its day-to-day management and the selection of Fund investments.

SECTION 5 INVESTING WITH GARTMORE

CHOOSING A SHARE CLASS

Call-out Box for Choosing a Share Class section:
When selecting a share class, you should consider the following:
     o    Which share classes are available to you,
     o    How long you expect to own your shares,
     o    How much you intend to invest,
     o    Total costs and expenses associated with a particular share class, and
     o    Whether you qualify for any reduction or waiver of sales charges.
Your financial adviser can help you to decide which share class is best suited to your needs.

The Gartmore Funds offer several different share classes each with different price and cost features. The table below compares Class A, Class B and Class C shares, which are available to all investors.

Class R, Institutional Service Class and Institutional Class shares are available only to certain investors. For eligible investors, Class R, Institutional Service Class shares and Institutional Class shares may be more suitable than Class A, Class B or Class C shares.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.

COMPARING CLASS A, CLASS B AND CLASS C SHARES

CLASSES AND CHARGES                            POINTS TO CONSIDER
--------------------------------------------   --------------------------------------------------
CLASS A SHARES
Front-end sales charge up to 5.75%             A front-end sales charge means that a portion of
                                               your initial investment goes toward the sales
                                               charge and is not invested.
Contingent deferred sales charge (CDSC)(1)     Reduction and waivers of sales charges are
                                               available.
Annual service and/or 12b-1 fee up to 0.25%    Total annual operating expenses are lower than
                                               Class B and Class C charges which means higher
                                               dividends per share.

                                               No conversion feature.
                                               No maximum investment amount.

CLASS B SHARES
CDSC up to 5.00%                               No front-end sales charge means your full
                                               investment immediately goes toward buying shares.
Annual service and/or 12b-1 fee up to 1.00%    No reduction of CDSC, but waivers are available.
                                               The contingent deferred sales charge declines
                                               1%each year to zero after six years.
                                               Total annual operating expenses are higher than
                                               Class A charges which means lower dividends per
                                               share are paid.

                                               Automatic conversion to Class A shares after seven
                                               years, which means lower annual expenses in the
                                               future.
                                               Maximum investment amount of $100,000. Larger
                                               investments may be rejected.

CLASS C SHARES
CDSC of 1.00%                                  No front-end sales charge means your full
                                               investment immediately goes toward buying shares.
Annual service and/or 12b-1 fee up to 1.00%    No reduction of CDSC, but waivers are available.
                                               The contingent deferred sales charge declines to
                                               zero after one year.
                                               Total annual operating expenses are higher than
                                               Class A charges which means lower dividends per
                                               share.

                                               No conversion feature.
                                               Maximum investment amount of $1,000,000(2). Larger
                                               investments may be rejected.

(1) A CDSC of up to 1.00% may be charged on redemptions of Class A shares within 18 months of purchase if you paid no sales charge on the original purchase and for which a finder's fee was paid. The CDSC covers the finder's fee paid to your financial adviser or other intermediary.
(2) This limit was calculated based on a one-year holding period.

CLASS A SHARES

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-end Sales Charges for Class A Shares.

                         Sales Charge as a percentage of      Dealer Commission
                       ------------------------------------     as Percentage
                                        Net Amount Invested      of Offering
Amount of Purchase     Offering Price     (approximately)           Price
--------------------   --------------   -------------------   -----------------
Less than $50,000           5.75%              6.10%                5.00%
$50,000 to $99,999          4.75               4.99                 4.00
$100,000 to $249,999        3.50               3.63                 3.00
$250,000 to $499,999        2.50               2.56                 2.00
$500,000 to $999,999        2.00               2.04                 1.75
$1 million or more          None               None                 None*

* Dealer may be eligible for a finder's fee as described in "Purchasing Class A Shares without a Sales Charge" below.

REDUCTION AND WAIVER OF CLASS A SALES CHARGES
If you qualify for a reduction or waiver of Class A sales charges, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current net asset value. You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See "Reduction of Class A Sales Charges" and "Waiver of Class A Sales Charges" below and "Reduction of Class A Sales Charges" and "Net Asset Value Purchase Privilege (Class A Shares Only)" in the SAI for more information. This information regarding breakpoints is also available free of charge at www.gartmorefunds/funds/ptbreak.jsp.

Reduction of Class A Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

o A Larger Investment. The sales charge decreases as the amount of your investment increases.

o Rights of Accumulation. You and other family members living at the same address can combine the current value of your Class A investments in all Gartmore Funds (except Gartmore Money Market Fund), in order to qualify for a reduced sales charge. If you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be included.

o Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.

o Share Repurchase Privilege. If you sell Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of selling shares on which you previously paid a sales charge,. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your sale and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

o Letter of Intent Discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Gartmore Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

Waiver of Class A Sales Charges

Front-end sales charges on Class A shares are waived for the following purchasers:
     o People purchasing shares through an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges.
     o Directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor.
     o    Retirement plans.
     o Investment advisory clients of Gartmore Mutual Funds Trust, Gartmore SA Capital Trust and their affiliates. Directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.


The Statement of Additional Information lists other investors eligible for sales charge waivers.

PURCHASING CLASS A SHARES WITHOUT A SALES CHARGE
Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the funds offered by Gartmore Mutual Funds and Gartmore Mutual Funds II, Inc. (including the Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) of up to 1.00% applies if a "finder's fee" is paid by the Distributor to your financial adviser or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finder's fee paid to the selling dealer.

The CDSC does not apply:

     o if you are eligible to purchase Class A shares without a sales charge for another reason.
     o to shares acquired through reinvestment of dividends or capital gain distributions.

CONTINGENT DEFERRED SALES CHARGE ON CERTAIN SALES OF CLASS A SHARES

Amount of          $1 million       $4 million     $25 million
Purchase          to $3,999,999   to $24,999,999     or more
---------------   -------------   --------------   -----------
If sold within                       18 months
Amount of CDSC        1.00%            0.50%          0.25%

Any contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a contingent deferred sales charge are sold first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see "Waiver of Contingent Deferred Sales Charges-Class A, Class B, and Class C Shares" for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Fund(s) is described above; however, the CDSCs for Class A shares of other Gartmore Funds may be different and are described in their respective prospectuses. If you purchase more than one Gartmore Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Gartmore Funds purchased and is proportional to the amount you redeem from each Gartmore Fund.

CALLOUT BOX: PUT BETWEEN CLASS A AND CLASS B SECTIONS

WAIVER OF CONTINGENT DEFERRED SALES CHARGES
CLASS A, CLASS B, AND CLASS C SHARES
The CDSC is waived on:
o the sale of Class A, Class B or Class C shares purchased through reinvested dividends or distributions. However, a CDSC is charged if you sell your Class B or Class C shares and then reinvest the proceeds in Class B or Class C shares within 30 days. The CDSC is re-deposited into your new account.

o Class B or Class C shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or disability.
o mandatory withdrawals from traditional IRA accounts after age 70-1/2 and for other required distributions from retirement accounts.
o sales of Class C shares from retirement plans offered by the Nationwide Trust Company
o    For more complete information, see the Statement of Additional Information.

CLASS B SHARES


Class B shares may be appropriate if you do not want to pay a front-end sales charge and anticipate holding your shares for longer than six years.

If you sell Class B shares within six years of purchase you must pay a contingent deferred sales charge (if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

                                                                                        7 years
Sale within     1 year      2 years     3 years     4 years     5 years     6 years     or more
------------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
Sales charge      5%          4%          3%          3%          2%          1%          0%

CONVERSION OF CLASS B SHARES

After you hold your Class B shares for seven years, they automatically convert at no charge into Class A shares, which carry lower Rule 12b-1 fees. Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted; however, the total dollar value will be the same.

CLASS C SHARES

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you sell your Class C shares within the first year after you purchase them you must pay a contingent deferred sales charge of 1%.

For both B and C shares, the contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a contingent deferred sales charge are sold first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See "Waiver of Contingent Deferred Sales Charges-Class A, Class B, and Class C Shares" for a list of situations where a CDSC is not charged.

CLASS R SHARES

Class R Shares are available to retirement plans including:

o    401(k) plans,
o    457 plans,
o    403(b) plans,
o    profit sharing and money purchase pension plans,
o    defined benefit plans,
o    non-qualified deferred compensation plans, and
o other retirement accounts in which the retirement plan or the retirement plan's financial service firm has an agreement with the Distributor to use Class R shares.

The above-referenced plans are generally small and mid-sized retirement plans, having at least $1 million in assets, where shares are held through omnibus accounts that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.

Class R shares are not available to:

o    retail retirement accounts,
o    institutional non-retirement accounts,
o    traditional and Roth IRAs,
o    Coverdell Education Savings Accounts,
o    SEPs and SAR-SEPs,
o    SIMPLE IRAs,
o    one-person Keogh plans,
o    individual 403(b) plans, or
o    529 Plan accounts.

CALL OUT BOX--PLACE BETWEEN CLASS R AND INSTITUTIONAL CLASSES

SHARE CLASSES AVAILABLE ONLY TO INSTITUTIONAL ACCOUNTS
The Fund(s) offer Institutional Service Class, Institutional Class and Class R shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

     o the level of distribution and administrative services the plan requires,
     o    the total expenses of the share class , and
     o the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.

INSTITUTIONAL SERVICE CLASS SHARES

Institutional Service Class shares are available for purchase only by the following:

o retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;
o retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Fund(s) for these services;
o a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative service fee;
o registered investment advisers investing on behalf of institutions and high net-worth individuals whose adviser is compensated by the Fund(s) for providing services; or
o life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(a) plans.

INSTITUTIONAL CLASS SHARES

Institutional Class shares are available for purchase only by the following:

     o funds of funds offered by the Distributor or other affiliates of the Fund;
     o retirement plans for which no third-party administrator receives compensation from the Fund(s);
     o institutional advisory accounts of Gartmore Mutual Funds Trust or its affiliates, those accounts which have client relationships with an affiliate of Gartmore Mutual Funds Trust, its affiliates and their corporate sponsors, subsidiaries; and related retirement plans;
     o rollover individual retirement accounts from such institutional advisory accounts ;
     o a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative service fees to the financial institution;

     o registered investment advisers investing on behalf of institutions and high net-worth individuals whose advisers derive compensation for advisory services exclusively from clients; or
     o high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

SALES CHARGES, DISTRIBUTION PLANS AND SERVICE FEES

SALES CHARGES
Sales charges, if any, are paid to the Funds' distributor, Gartmore Distribution Services, Inc. ("Distributor"). These fees are either kept or paid to your financial adviser or other intermediary.

DISTRIBUTION AND SERVICE FEES
The Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C and Class R shares of the Fund(s) to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services. Class A, Class B, Class C and Class R shares pay distribution and/or service fees to the Distributor. These fees are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services. Institutional Class and Institutional Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds' assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class B, Class C and Class R shares pay the Distributor annual amounts not exceeding the following:

CLASS             AS A % OF DAILY NET ASSETS
----------------  -----------------------------------
Class A shares    0.25% (distribution or service fee)
Class B shares    1.00% (0.25% service fee)
Class C shares    1.00% (0.25% service fee)
Class R shares    0.50% (0.25% of which may be either
                  a distribution or service fee)

ADMINISTRATIVE SERVICE FEES
Class A, Class R and Institutional Service Class shares may also pay administrative service fees. The Trust pays these fees to providers of recordkeeping and/or other administrative support services. Administrative service fees from Class R shares are paid to those who provide recordkeeping and/or other administrative services to retirement plans and their participants.

REVENUE SHARING
The Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributor may also make payments for marketing, promotional, or related expenses to dealers. The amount of these payments is determined by the Distributor. The manager or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include:

     o    the Funds' Distributor and other affiliates of the manager,
     o    broker-dealers,
     o    financial institutions, and
     o other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales; current or historical assets; or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you.

Contact your financial intermediary for details about revenue sharing payments it may receive.

CONTACTING GARTMORE FUNDS

CUSTOMER SERVICE REPRESENTATIVES are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 1-800-848-0920.

AUTOMATED VOICE RESPONSE Call 1-800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:
     o    make transactions
     o    hear fund price information
     o    obtain mailing and wiring instructions

INTERNET Go to WWW.GARTMOREFUNDS.COM 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:
     o    download Fund prospectuses
     o    obtain information on the Gartmore Funds
     o    access your account information
     o    request transactions, including purchases, redemptions and exchanges

BY REGULAR MAIL Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

BY OVERNIGHT MAIL Gartmore Funds, 3435 Stelzer Road, Columbus Ohio 43219.

BY FAX 614-428-3278

FUND TRANSACTIONS--CLASS A, CLASS B, AND CLASS C SHARES

All transaction orders must be received by the Funds' agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund's NAV to receive that day's NAV.

HOW TO BUY SHARES                  HOW TO EXCHANGE SHARES         HOW TO SELL SHARES
--------------------------------   ----------------------------   --------------------------------
(Be sure to specify the class of   (Exchange privileges may be    (A medallion signature guarantee
shares you wish to purchase)       amended or discontinued upon   may be required. See "Medallion
                                   60-day written notice to       Signature Guarantee" below.)
                                   shareholders.)

Through an authorized intermediary. The Funds' Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds' agent or an authorized intermediary receives your order.

By mail. Complete an application      By mail or fax. You may request an exchange or redemption by mailing
and send with a check made payable    or faxing a letter to letter Gartmore Funds, The letter must include
to: Gartmore Funds. Payment must be   your account numbers and the names of the Fund you wish to exchange
made in U.S. dollars and drawn on a   from and to. The letter must be signed by all account owners. We
U.S. bank. The Funds do not accept    reserve the right to request original documents for any faxed
third-party checks, travelers'        requests.
checks or money orders.

By telephone
You will have automatic telephone privileges unless you decline this option on your application.

The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.

Additional information for selling shares:
The following types of accounts can use the voice-response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minors.

A check made payable to the shareholder of record will be mailed to the address of record.

The Fund may record telephone instructions to sell shares. and may request sale instructions in writing, signed by all shareholders on the account.

On-line. Transactions may be made through the Gartmore funds website. However, The Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. You may have your       Bank wire is not an option for   By bank wire. The Funds can wire
bank transmit funds by (federal       exchanges.                       the proceeds of your sale
funds) wire to the Funds' custodian                                    directly to your account at a
bank, unless you declined automatic                                    commercial bank (a voided check
telephone privileges on your                                           must be attached to your
application. (The authorization                                        application), unless you declined
will be in effect unless you give                                      telephone privileges on your
the Fund written notice of its                                         application. (The authorization
termination.)                                                          will be in effect unless you give
o  If you choose this method to                                        the Fund written notice of its
   open a new account, you must                                        termination.)
   call our toll-free number before                                    o  Your proceeds will be wired to
   you wire your investment and                                           your bank on the next business
   arrange to fax your completed                                          day after your order has been
   application.                                                           processed.
o  Your bank may charge a fee to                                       o  Gartmore deducts a $20
   wire funds.                                                            service fee from the sale
                                                                          proceeds for this service
                                                                       o  Your financial institution may
                                                                          also charge a fee for
                                                                          receiving the wire.
                                                                       o  Funds sent outside the U.S.
                                                                          may be subject to higher fees.

Automated Clearing House is not an option for purchases                By Automated Clearing House
or exchanges.                                                          (ACH). Your redemption proceeds
                                                                       can be sent to your bank via ACH
                                                                       on the second business day after
                                                                       your order has been processed (a
                                                                       voided check must be attached to
                                                                       your application). Money sent
                                                                       through ACH should reach your
                                                                       bank in two business days. There
                                                                       is no fee for this service. (The
                                                                       authorization will be in effect
                                                                       unless you give the Fund written
                                                                       notice of its termination.)

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.

BUYING SHARES

SHARE PRICE. The net asset value or "NAV" is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

     o    calculated at the close of regular trading (usually 4 p.m. Eastern
          Time) each day the New York Stock Exchange is open.
     o generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number outstanding shares of that class.

The purchase or "offering" price for Fund shares is the NAV (for a particular class) next determined after the order is received, plus any applicable sales charge.

In determining net asset value, the Fund's assets are valued primarily on the basis of market quotations. However, the Fund(s) Board of Trustees has adopted procedures for making "fair value" determinations if market quotations are not readily available or if the Fund(s)' administrator or agent believes a market price does not represent fair value. Fair value determinations are required for securities whose value is affected by a "significant" event that materially affects the value of a domestic or a foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund's NAV.

The Funds, to the extent that they hold foreign equity securities, will also value securities at fair value in the circumstances described below. Generally, trading in foreign securities markets are completed each day at various times prior to the time of a Fund's NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time of the Funds' NAV is calculated, the Funds will fair value their foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Funds' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of securities may occur on a daily basis. When a Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.


Call out box for this section

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.
o New Year's Day
o Martin Luther King, Jr. Day
o Presidents' Day
o Good Friday
o Memorial Day
o Independence Day
o Labor Day
o Thanksgiving Day
o Christmas Day
o Other days when the New York Stock Exchange is not open.

Call out or sidebar:

         MINIMUM INVESTMENTS - CLASS A, CLASS B AND CLASS C SHARES To open an account $2,000 (per Fund)
         To open an IRA account $1,000 (per Fund)

         Additional investments $100 (per Fund)
         To start an Automatic Asset
         Accumulation Plan $1,000
         Additional Investments
         (Automatic Asset Accumulation Plan) $50

         MINIMUM INVESTMENTS - INSTITUTIONAL SERVICE CLASS SHARES
         To open an account $50,000 (per Fund)
         Additional investments No Minimum
         MINIMUM INVESTMENTS - INSTITUTIONAL CLASS SHARES
         To open an account $1,000,000 (per Fund) Additional investments No Minimum

         Minimum investment requirements do not apply to certain retirement plans or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

ACCOUNTS WITH LOW BALANCES - CLASS A, CLASS B AND CLASS C SHARES
Maintaining small accounts is costly for the Fund(s) and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the Fund(s)' minimum.

o If the value of your account (Class A, Class B or Class C shares only) falls below $2000 ($1000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are sold each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund(s) may waive the quarterly fee.

o The Fund(s) reserve the right to sell your remaining shares and close your account if a sale of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

IN-KIND PURCHASES. The Fund(s) may accept payment for shares in the form of securities that are permissible investments for the Funds.

EXCHANGING SHARES

You may exchange your Fund shares for shares of any Gartmore Fund that is currently accepting new investments as long as:

o    both accounts have the same owner,
o your first purchase in the new fund meets its minimum investment requirement,
o you purchase the same class of shares. For example, you may exchange between Class A shares of any Gartmore Funds, but may not exchange between Class A shares and Class B shares.

The exchange privileges may be amended or discontinued upon 60 days' written notice to shareholders.

Generally, there are no sales charges for exchanges of Class B, Class C, Class R, Institutional Class or Institutional Service Class shares. However,

o if you exchange from Class A shares of a Fund with a lower sales charge to a Fund with a higher sales charge, you may have to pay the difference in the two sales charges.
o if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original fund is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Gartmore Money Market Fund.)

EXCHANGES INTO GARTMORE MONEY MARKET FUND
You may exchange between Class A, Class B, Class C or Institutional Service Class shares and the Prime Shares of the Gartmore Money Market Fund. However, if a sales charge was never paid on your Prime Shares, applicable sales charges apply to exchanges into other fund(s). In addition, if you exchange shares subject to a contingent deferred sales charge, the length of time you own Prime Shares of the Gartmore Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Gartmore Money Market Fund are subject to any CDSC that applies to the original purchase.

SELLING SHARES

You can sell or, in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you sell your shares is the net asset value (minus any applicable sales charges) next determined after the Fund's authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you sell may be worth more or less than their original purchase price depending on the market value of the Fund's investments at the time of the sale.

You may not be able to sell your Fund shares or Gartmore Funds may delay paying your redemption proceeds if:

     o the New York Stock Exchange is closed (other than customary weekend and holiday closings),
     o    trading is restricted, or
     o an emergency exists (as determined by the Securities and Exchange Commission).

Generally, the Fund will pay you for the shares that you sell within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 15 business days from the purchase date to allow time for your payment to clear. The Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

     o    is engaged in excessive trading or
     o if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

Under extraordinary circumstances, a Fund may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Gartmore Funds' ability to make a redemption-in-kind, see the Statement of Additional Information.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund's investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the Fund's current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

CALLOUT BOX

MEDALLION SIGNATURE GUARANTEE

A medallion signature guarantee is required for sales of Class A, Class B, and Class C shares in any of the following instances:
o    your account address has changed within the last 15 business days,
o the redemption check is made payable to anyone other than the registered shareholder,
o the proceeds are sent to a bank account not previously designated or changed within the past 10 business days,
o    the proceeds are mailed to any address other than the address of record, or
o the redemption proceeds are being wired to a bank for which instructions are currently not on your account.
A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer's signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

MAKE THIS A SEPARATE CALL-OUT SECTION

EXCESSIVE TRADING
[PLEASE CONFIRM THAT ALL SUGGESTED REVISIONS ARE ACCURATE BEFORE INCORPORATING THEM TO THE FINAL PROSPECTUS.] [From Barbara: Kate, I note that you deleted "is discouraged." As Wilmer (per Beth) signed off on this disclosure for 2003 prospectus based on their representation of Gartmore in market timing matters, I would suggest you check with Eric Miller before making any substantial revisions in the event he wants Wilmer's input/signoff.]

The Funds seek to deter short-term or excessive trading (often described as "market timing"). Excessive trading (either frequent exchanges between Gartmore Funds or sales and repurchases of Gartmore Funds within a short time period) may:

     o    disrupt portfolio management strategies,
     o    increase brokerage and other transaction costs, and
     o    negatively affect fund performance.

Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund's NAV (referred to as "arbitrage market timing"). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield
(junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices. [Insert any other market timing risks that are specific to any of the Funds.]

The Funds' Board of Trustees has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive short-term trading in the Funds:

Monitoring of Trading Activity

The Funds, through the investment adviser and/or subadviser and their agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, as the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's account.

Restrictions on Transactions

THE FUNDS HAVE BROAD AUTHORITY TO TAKE DISCRETIONARY ACTION AGAINST MARKET TIMERS AND AGAINST PARTICULAR TRADES. THEY ALSO HAVE SOLE DISCRETION TO:

     o RESTRICT PURCHASES OR EXCHANGES THAT THEY OR THEIR AGENTS BELIEVE CONSTITUTE EXCESSIVE TRADING.
     o REJECT TRANSACTIONS THAT VIOLATE A FUND'S EXCESSIVE TRADING POLICIES OR ITS EXCHANGE LIMITS.

THE FUNDS HAVE ALSO IMPLEMENTED REDEMPTION AND EXCHANGE FEES TO DISCOURAGE EXCESSIVE TRADING AND TO HELP OFFSET THE EXPENSE OF SUCH TRADING.

In general:

o Exchanges may be limited to 12 exchanges out of a particular Fund within a rolling one-year period or an exchange equaling 1% or more of a Fund's NAV may be rejected and
o Redemption and exchange fees are imposed on certain Gartmore Funds. For these Gartmore Funds, the Gartmore Fund will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

Fair Valuation
The Funds have fair value pricing procedures in place. See Section 5, Investing with Gartmore, Buying Shares, Share Pricing. By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which the Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

Despite its best efforts, Gartmore Funds may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, Gartmore Funds may not be able to prevent all market timing and its potential negative impact.

EXCHANGE AND REDEMPTION FEES
In order to discourage excessive trading, the Gartmore Funds impose redemption and exchange fees on certain funds if you sell or exchange your shares within a designated holding period. The exchange fee is paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether an exchange fee applies, shares that were held the longest are redeemed first. If you exchange assets into a Fund with a redemption/exchange fee, a new period begins at the time of the exchange.

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these Funds into another Gartmore Fund if you have held the shares of the fund with the exchange for less than the minimum holding period listed below:

                                                        EXCHANGE/     MINIMUM HOLDING
                       FUND                          REDEMPTION FEE    PERIOD (DAYS)
---------------------------------------------------  --------------   ---------------
Gartmore China Opportunities Fund                              2.00%               90
Gartmore Emerging Markets Fund                                 2.00%               90
Gartmore Global Financial Services Fund                        2.00%               90
Gartmore Global Health Sciences Fund                           2.00%               90
Gartmore Global Natural Resources Fund                         2.00%               90
Gartmore Global Technology and Communications Fund             2.00%               90
Gartmore Global Utilities Fund                                 2.00%               90
Gartmore International Growth Fund                             2.00%               90
Gartmore Micro Cap Equity Fund                                 2.00%               90
Gartmore Mid Cap Growth Fund                                   2.00%               90
Gartmore Mid Cap Growth Leaders Fund                           2.00%               90
Gartmore Small Cap Fund                                        2.00%               90
Gartmore Small Cap Growth Fund                                 2.00%               90
Gartmore U.S. Growth Leaders Long-Short Fund                   2.00%               90
Gartmore Value Opportunities Fund                              2.00%               90
Gartmore Worldwide Leaders Fund                                2.00%               90
Gartmore Small Cap Leaders Fund                                2.00%               90
Gartmore Focus Fund                                            2.00%               30
Gartmore Growth Fund                                           2.00%               30
Gartmore Large Cap Value Fund                                  2.00%               30
Gartmore Nationwide Fund                                       2.00%               30
Gartmore Nationwide Leaders Fund                               2.00%               30
Gartmore U.S. Growth Leaders Fund                              2.00%               30
Gartmore High Yield Bond Fund                                  2.00%                5
Gartmore Bond Fund                                             2.00%                5
Gartmore Tax-Free Fund                                         2.00%                5
Gartmore Government Bond Fund                                  2.00%                5
Gartmore S&P 500 Index Fund                                    2.00%                5
Gartmore International Index Fund                              2.00%                5
Gartmore Mid Cap Market Index Fund                             2.00%                5
Gartmore Small Cap Index Fund                                  2.00%                5
Gartmore Bond Index Fund                                       2.00%                5
Gartmore Convertible Fund                                      2.00%                5

Redemption and exchange fees do not apply to:

     o    Shares sold or exchanged under regularly scheduled withdrawal plans.
     o    Shares purchased through reinvested dividends or capital gains.
     o Shares sold (or exchanged into the Gartmore Money Market Fund) following the death or disability of a shareholder. The disability, determination of disability, and subsequent sale must have occurred during the period the fee applied.
     o Shares sold in connection with mandatory withdrawals from traditional IRAs after age 70-1/2 and other required distributions from retirement accounts.
     o Shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction.

     o Shares sold or exchanged by any "Fund of Funds" that is affiliated with a Fund.

With respect to shares sold or exchanged following the death or disability of a shareholder, mandatory retirement plan distributions or sale within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception.

Only certain intermediaries have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

     o    broker wrap fee and other fee-based programs;
     o omnibus accounts where this is no capability to impose an exchange fee on underlying customers' accounts; and
     o intermediaries that do not or cannot report sufficient information to impose an exchange fee on their customer accounts.

To the extent that exchange and redemption fees cannot be collected on particular transactions and excessive trading occurs, the remaining Fund shareholders bear the expense of such frequent trading.

CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:
     o    Name;
     o    Date of birth (for individuals);
     o Residential or business street address (although post office boxes are still permitted for mailing); and
     o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SECTION 6 DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you can earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distributions varies and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice about your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS AND CAPITAL GAINS
The Fund(s) intend to distribute income dividends to you quarterly in an equity fund or monthly in a daily dividend (fixed income) fund. All income and capital gains distributions (which are paid annually) are automatically reinvested in shares of the applicable Fund. You may request a payment in cash in writing if the distribution is in excess of $5.

Dividends and capital gain distributions you receive from the Funds may be subject to Federal income tax, state taxes or local taxes:

o Any taxable dividends, as well as distributions of short-term capital gains, are federally taxable at applicable ordinary income tax rates.
o Distributions of net long-term capital gains are taxable to you as long-term capital gains.
o For individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gain tax rates, provided that certain holding period requirements are met.
o For corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction.
o Distributions declared in December but paid in January are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

Distributions from the Fund (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax.)

If you invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as "buying a dividend."

SELLING AND EXCHANGING FUND SHARES
Selling your Fund shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Gartmore Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

OTHER TAX JURISDICTIONS
Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

TAX STATUS FOR RETIREMENT PLANS AND OTHER TAX-DEFERRED ACCOUNTS
When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these entities are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

BACKUP WITHHOLDING
You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

SECTION 7 FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the life of each Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the years ended October 31, 2002 , 2003 and 2004 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Trust's annual reports, which are available upon request. All other information has been audited by other auditors. Performance is not included for Gartmore Global Natural Resources Fund because it had not completed one full year of operation as of the date of this prospectus.

GLOSSARY

Below are definitions of some important terms mentioned in this prospectus.


BASIS POINT
A basis point is the smallest unit of measure used in quoting yields on bills, notes and bonds. One hundred basis points equal 1.00%, so one basis point equals one one-hundredth of a percent, or 0.01%. A bond yield that increases from 6.50% to 7.25%, for example, is up 75 basis points.

BOND
A bond is one way for investors to earn a specified interest rate during the period of time that they loan money to an entity (a company or a government agency). At the end of the period (when the bond matures), investors receive their principal back, unless the entity defaults, which may result in a loss of principal as well as some interest payments.

CONVERTIBLE SECURITIES
Convertible securities are those issued by corporations (usually preferred stocks or bonds) that may be exchanged at the option of the shareholder for a fixed number of other securities (usually a corporation's common stock) at a set price or according to a certain formula.

DEPOSITARY RECEIPTS
To avoid dealing directly with foreign capital markets, investors can trade in international securities through investment vehicles known as depositary receipts. The receipts are created when one bank or trust company buys foreign securities and deposits them in another bank or trust company (known as the depositary). The receipts are held in the depositary's vault and represent ownership of shares of a foreign-based company, entitling shareholders to dividends and capital gains.

DERIVATIVES
Derivatives are securities contracts that "derive" their value from the performance of an underlying financial asset, index or other investment. An option is one example of a derivative instrument; the option's value changes in relation to the price of an underlying stock. A portfolio's investments in derivative securities can affect its market exposure, duration and/or currency risk. Investors may invest in derivatives as a hedging strategy to offset potential changes in the value of other securities in their portfolios.

FUNDAMENTALS
When analysts and portfolio managers are making their decisions about which stocks to recommend for or include in a portfolio, they examine the fundamentals of the company that issues the stock as well as those of its market sector. Company fundamentals include management experience and competence, revenue forecasts, distribution channels, price-to-earnings (P/E) ratio, earnings per share, volume, dividends, price fluctuations, the influence of suppliers and buyers, and pressure from rival competitors. Sector fundamentals include activities such as mergers and acquisitions that might strengthen the companies within the sector, and cyclical effects that stem from the state of the overall economy in which the sector functions.

INDEX
An index is an unmanaged group of securities whose overall performance is used as a standard for measuring the investment performance of stocks, bonds and/or a particular market. Many types of indexes exist; some represent entire markets, such as the U.S. stock market or bond market, and others cover market segments, such as small-capitalization stocks.

MARKET CAPITALIZATION
Market capitalization is a way to measure the size of a company, based on the price of its common stock. A company's size is determined by multiplying the number of outstanding shares of the company's common stock by the current share price.

MATURITY
Maturity refers to the date when the principal amount of a bond is scheduled to be repaid.

MEDALLION SIGNATURE GUARANTEE
Investors who want to transfer or sell securities that they hold in physical certificate form are likely to need their signatures guaranteed before a transfer agent will accept the transactions. A Medallion signature guarantee, which includes a seal applied to the security certificates being processed, is available through a financial institution (bank, credit union, broker-dealer, etc.) that participates in one of several Medallion signature guarantee programs. The guarantee serves as written confirmation that the signature is genuine and valid; should it turn out to be a forgery, the financial institution accepts financial responsibility. The goal of the signature guarantee is to protect investors by preventing the unauthorized transfer of securities. Investors who want to avoid having to get their signatures guaranteed may choose to have their securities held in the name of their brokerage firm (also called "street name") instead of their own names.

OPTION
An option is a contract in which the seller gives the buyer the right, but not the obligation, to buy or sell securities for a certain price on or before a given date. Once that date has passed, the option expires.

RULE 12B-1 FEE
A fee paid from Fund assets to cover the cost of sales, promotions, and other Fund distribution activities, as well as certain shareholder servicing costs.

SECURITIES
Securities are financial instruments that represent ownership (stocks), a debt agreement (bonds) or the rights to ownership (derivatives).

SHORT SALE
A short sale involves the sale of a security that a Fund does not own with the intent to buy the same security later at a lower price. The Fund borrows the security, delivers it to the buyer and is obligated to return the security to the lender at a later date. Investors who participate in short selling can profit if the cost of buying the borrowed security is lower than the price at the time of the initial sale.

STOCK
A stock is a type of security that signifies ownership in a corporation and represents a claim on part of the corporation's assets and earnings. An investor who owns stock in a corporation or owns one or more units in a mutual fund is called a shareholder.

The two main types of stock are common and preferred. Owners of common stock usually have the right to vote at shareholder meetings and can receive dividends that the corporation has declared. Owners of preferred stock generally do not have voting rights, but they have a higher claim on assets and earnings than do owners of common shares. For example, owners of preferred stock receive dividends before owners of common stock and have priority in the event that a corporation goes bankrupt and is liquidated.

BACK COVER

INFORMATION FROM GARTMORE FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents -- which may be obtained free of charge -- contain additional information about the Fund:

     o Statement of Additional Information (incorporated by reference into this Prospectus)
     o Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year)
     o    Semi-Annual Reports

To obtain any of the above documents free of charge, to request other information about a Fund, or to make other shareholder inquiries, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 1-800-848-0920, or write to us at the address listed below, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

FOR ADDITIONAL INFORMATION CONTACT:

BY REGULAR MAIL:
Gartmore Funds
P.O. Box 182205
Columbus, Ohio 43218-2205
(614) 428-3278 (fax)

BY OVERNIGHT MAIL:
Gartmore Funds
3435 Stelzer Road
Columbus, Ohio 43219

FOR 24-HOUR ACCESS:
1-800-848-0920 (toll free) Customer Service Representatives are available
8 a.m. - 9 p.m. Eastern Time, Monday through Friday. Call after 7 p.m. Eastern Time for closing share prices. Also, visit the Gartmore Funds' website at www.gartmorefunds.com.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can obtain copies of Fund documents from the SEC
o    on the SEC's EDGAR database via the Internet at www.sec.gov,
o by electronic request publicinfo@sec.gov, in person at the SEC's Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.), or
o by mail by sending your request to Securities and Exchange Commission Public Reference Section Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)

THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-08495

(C) 2005 Gartmore Global Investments, Inc. All rights reserved.

GG-0000 2/05

PROSPECTUS

February 28, 2005

LEADERSHIP Series

Gartmore Mid Cap Growth Leaders Fund
(formerly Gartmore Millennium Growth Fund)
Gartmore Nationwide Leaders Fund
Gartmore Small Cap Leaders Fund
Gartmore U.S. Growth Leaders Fund
Gartmore Worldwide Leaders Fund

www.gartmorefunds.com

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

[Please make sure that all performance fee disclosures are reviewed by Eric Miller.]

TABLE OF CONTENTS

SECTION 1 OVERVIEW OF FUND RISKS

SECTION 2 FUND SUMMARIES AND PERFORMANCE
Gartmore Mid Cap Growth Leaders Fund...................................
(formerly Gartmore Millennium Growth Fund)
Gartmore Nationwide Leaders Fund.......................................
Gartmore Small Cap Leaders Fund........................................
Gartmore U.S. Growth Leaders Fund......................................
Gartmore Worldwide Leaders Fund........................................

SECTION 3 FUND DETAILS
Principal Investments..................................................
Temporary Investments..................................................

SECTION 4 FUND MANAGEMENT
Management, Subadvisory, and Performance Based Fees....................
Portfolio Management

SECTION 5 INVESTING WITH GARTMORE
Choosing a Share Class.................................................
Sales Charges, Distribution Plans and Service Fees.....................
Contacting Gartmore Funds..............................................
Buying Shares..........................................................
Exchanging Shares......................................................
Selling Shares.........................................................
Excessive Trading......................................................
Exchange and Redemption Fees...........................................

SECTION 6 DISTRIBUTIONS AND TAXES
Distributions and Capital Gains........................................
Selling and Exchanging Fund Shares.....................................
Other Tax Jurisdictions................................................
Tax Status for Retirement Plans and
Other Tax-Deferred Accounts............................................
Backup Withholding.....................................................

SECTION 7 FINANCIAL HIGHLIGHTS.........................................

GLOSSARY...............................................................

INTRODUCTION TO THE LEADERSHIP SERIES
This prospectus provides information about five Funds offered by Gartmore Mutual Funds (the "Trust"):

Gartmore Mid Cap Growth Leaders Fund
(formerly Gartmore Millennium Growth Fund)
Gartmore Nationwide Leaders Fund
Gartmore Small Cap Leaders Fund
Gartmore U.S. Growth Leaders Fund
Gartmore Worldwide Leaders Fund

These Funds are primarily intended:

o To help investors seek to grow their capital through investments in leading U.S. or foreign companies.

Because these Funds invest in fewer individual securities than most mutual funds, they are subject to substantially higher risks and greater volatility than other funds. These Funds may not be suitable for all investors. To decide if one or more of these Funds is appropriate for your investment program, you should consider your personal investment objectives and financial circumstances, the length of time until you need your money, and the amount of risk you are comfortable taking.

Each Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, each participating Fund will not be pursuing its investment objective. This may result in a lower return for those Funds, and they may miss potential market upswings.

Each Fund may lend securities in order to increase income for each Fund.

As with any mutual fund, there can be no guarantee that these Funds will meet their investment objectives or that a Fund's performance will be positive for any period of time.

Each Fund's investment objective may be changed without shareholder approval.

--------------------------------------------------------------------------------
RISK FACTORS FOR MUTUAL FUNDS
Please note that an investment in any mutual fund is:

o        not guaranteed to meet its investment goal;
o        not a deposit;
o not insured, endorsed or guaranteed by the FDIC or any government agency or financial institution; and
o subject to investment risk, including the possible loss of your original investment.
--------------------------------------------------------------------------------
The Fund Summaries and Performance section summarizes key information about the Funds, including their investment objectives, principal strategies and risks, performance and fees. More information about each Fund can be found in Section 3, Fund Details.

--------------------------------------------------------------------------------
Throughout this prospectus, "Fund" refers to any of the five Leadership Series Funds and "Funds" refers to two or more of the Funds. The words "you" and "your" refer to potential investors and current shareholders of one or more of the Funds. Gartmore refers to the Funds' investment advisers, Gartmore Global Asset Management Trust (for the Gartmore Worldwide Leaders Fund) and Gartmore Mutual Funds Capital Trust (for the other Funds). [The investment advisers are referred to as "Adviser" in various places. Should be consistent throughout.]
--------------------------------------------------------------------------------

ABOUT SHARE CLASSES
Each Fund offers the following six share classes - Class A, Class B, Class C, Class R, Institutional Service Class, and Institutional Class shares. Gartmore Mid Cap Growth Leaders Fund also offers Class D shares. An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges, and expenses for each share class are different. Multiple share classes allow you to choose the cost structure you prefer. The Fund Summaries include fees and expenses for the Funds and corresponding classes. For help in determining which share class is suitable for you, see Section 5, Investing with Gartmore: Choosing a Share Class.

SECTION 1 OVERVIEW OF FUND RISKS
All mutual funds are subject to the risk of loss. Gartmore has built sound risk-management processes designed to increase the probability of delivering enhanced risk-adjusted returns over the long term. Across its diverse family of investment offerings, Gartmore strives to combine fundamental security selection with the application of technology to help control risk and enhance returns.

[Funds do not hold a number of different securities. See concentration risk.]

Following are specific risks that could affect the Funds' performance. [Consider putting up front those risks that are common to all the Funds, then followed by risks in alphabetical order that are applicable to less than all Funds.]

CONCENTRATION RISK (Gartmore Mid Cap Growth Leaders Fund and Gartmore U.S. Growth Leaders Fund) is the risk that investing in a select group of securities could subject the Funds to greater risk of loss and cause their returns to be significantly more volatile than broad-based market indices and other more diversified mutual funds due to the market movement of a particular industry or industries. Since the Mid Cap Growth Leaders Fund normally uses a core portfolio of approximately 25 to 35 stocks, this risk may be increased for the Fund. The Gartmore U.S. Growth Leaders may be especially susceptible to factors affecting software and other technology-related and healthcare and related products and services sectors, including:

    o abrupt and erratic price movements due to significant competitive pressures, and
    o        the rapid pace of product development.

DEPOSITARY RECEIPT RISK (Gartmore Mid Cap Growth Leaders Fund and Gartmore Worldwide Leaders Fund) refers to the possibility that investing in depositary receipts subjects the Fund to the same risks associated with foreign securities. Those risks include:

    o        the impact of changes in currency exchange rates,
    o        lack of public information about foreign companies, and
    o political, social and economic instability in the company's country.

Sponsored depositary receipts are issued jointly by the issuer of the underlying security and the financial institution. Unsponsored depositary receipts are issued only by the financial institution and may not provide as much information about the underlying issuer and/or may not carry the same voting privileges as issuer sponsored depositary receipts. Certain depositary receipts may not be listed on an exchange and therefore may be considered illiquid securities.

DERIVATIVES RISK (Gartmore Worldwide Leaders Fund) is the risk that the use of derivative securities could disproportionately increase losses and/or reduce opportunities for gains when security prices, currency rates or interest rates change in unexpected ways. Derivatives investing involves several different risks, including the risks that:

o the other party in the derivatives contract may fail to fulfill its obligations;
o the use of derivatives may reduce liquidity and make the Fund harder to value, especially in declining markets;
o the Fund may suffer disproportionately heavy losses relative to the amount of assets it has invested in derivative contracts; and
o changes in the value of the derivative contracts or other hedging instruments may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

FOREIGN RISK (Gartmore Worldwide Leaders Fund) is the risk that foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve the following risks in addition to those of U.S. investments:

o        political and economic instability,
o        the impact of currency exchange rate fluctuations,
o        reduced information about issuers,
o        higher transaction costs,
o        less stringent regulatory and accounting standards, and
o        delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries have unstable governments, more volatile currencies and less established markets. [I missed this last sentence when I reviewed for the risk simplification project.]

INITIAL PUBLIC OFFERING RISK (Gartmore Small Cap Leaders Fund) is the risk that the Fund will be negatively impacted by purchasing securities that are part of a company's first public offering of stock. The prices of securities issued through an initial public offering (IPO) can be very volatile and transaction costs are often high. The Fund may lose all or a portion of its investment in an IPO. The effect of IPO holdings on the Fund's performance depends on a variety of factors, including:

    o        the number of IPOs the Fund invests in,
    o        the price changes in the IPOs held by the Fund, and
    o        the size of the Fund.

The impact of IPO purchases can have a magnified effect on the Fund's performance, especially if the Fund has a relatively small asset base. Conversely, the impact may be diminished if the Fund's asset base increases. [In light of IPO Inquiry, suggest that Eric Miller review this disclosure.]

MICRO CAP AND SMALL CAP RISK (Gartmore Small Cap Leaders Fund) results from investing in stocks of smaller companies, which are the Fund's primary investments. Smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

MID-CAP RISK (Gartmore Mid Cap Growth Leaders Fund) results from investing in stocks of mid-sized companies, which are the Fund's primary investments. Because mid-cap stocks may be less stable in price and less liquid than those of larger, more established companies they can involve greater risk.

NON-DIVERSIFIED FUND RISK (Gartmore Nationwide Leaders Fund, Gartmore U.S. Growth Leaders Fund, and Gartmore Worldwide Leaders Fund) results when a Fund holds larger positions in a smaller number of issuers than a diversified fund. As a result, a positive or negative change in value in a single company will have a greater impact on each Fund's share price and performance. In addition, the Funds may invest a significant portion of their assets in securities of companies that conduct business in a comparatively small number of industries or economic sectors. Because of the potential investment concentrations, the Funds' portfolios may be more susceptible to any single economic, political or regulatory occurrence and the value of the Funds' shares may fluctuate more widely, and the Funds may be subject to greater market risk than if the Funds were diversified.

PORTFOLIO TURNOVER RISK. (all Funds) The portfolio managers of Gartmore Mid Cap Growth Leaders Fund, Gartmore Nationwide Leaders Fund, and Gartmore U.S. Growth Leaders Fund engage in active and frequent trading of portfolio securities. The portfolio managers of Gartmore Small Cap Leaders Fund and Gartmore Worldwide Leaders Fund may engage in active and frequent trading of portfolio securities if they believe this strategy will be beneficial to the Fund. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may:
    o        increase share price volatility, and
    o        result in additional tax consequences for Fund shareholders.

SECURITIES LENDING RISK (all Funds) occurs when the lent securities may not be available for sale on a timely basis. The Fund may, therefore, lose the opportunity to sell them at a desirable price. The Fund also may lose its claims on the collateral deposited by the borrower if the borrower fails financially.

SPECIAL SITUATION RISK. (Gartmore Mid Cap Growth Leaders Fund) Special situation companies are companies that may be involved in acquisitions, consolidations, mergers, reorganizations or other unusual developments that can affect a company's market value. If the anticipated benefits of the developments do not ultimately materialize, the value of the special situation company may decline.

SHORT-TERM SECURITIES RISK (Mid Cap Growth Leaders Fund) means the Fund's returns could be reduced if a substantial portion of its assets are invested in money market instruments, repurchase agreements, U.S. government obligations or short-term debt securities. Although short-term debt securities generally are less sensitive to interest rate changes than longer term securities, the value of debt securities tends to fall when prevailing rates rise, which could affect the Fund's share price.

STOCK MARKET RISK (all Funds) refers to the possibility that a Fund could lose value if the individual stocks it has invested in and/or the overall stock markets on which the stocks trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by many factors, including:

o        corporate earnings,
o        production,
o        management,
o        sales, and
o market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world political events, and the fluctuation of other stock markets around the world.

SECTION 2 FUND SUMMARIES AND PERFORMANCE

FUND SUMMARY - GARTMORE MID CAP GROWTH LEADERS FUND

OBJECTIVE
The Fund seeks long-term capital appreciation.

Callout - keep within the fund summary, not in a glossary
         MID CAP GROWTH LEADERS - The Fund's management defines a Mid Cap Growth Leader as a company within a top business sector that is capable of taking advantage of its positioning within that business sector, with high earnings growth potential and a minimum market capitalization of $1 billion. Typically, these companies exhibit greater-than-average growth, given the prevailing economic environment.

PRINCIPAL STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of mid-capitalization companies. At the time the Fund purchases a stock, the company's size (market capitalization) will typically be about the same as the companies included in the Russell Midcap Growth(R) Index. The Fund generally holds between 25 and 35 securities that the portfolio manager considers "Mid Cap Growth Leaders."

The Fund primarily invests in equity securities, which includes common stocks and American depositary receipts.

The portfolio manager uses both a "top-down" and "bottom-up" approach to select securities for the Fund. The "top-down" aspect of the approach considers such macro-economic factors as Federal Reserve policy, interest rates, inflation and the domestic economy and enables the portfolio manager to focus on the most attractive business sectors within the overall market. It also allows the manager to identify the most attractive prospective investments from the large universe of mid-cap stocks.

The portfolio manager then conducts "bottom-up" analysis on these prospective stocks in sectors identified as attractive. The manager seeks individual companies with attractive earnings potential and sustainable growth characteristics that may not be fully recognized by the market. The portfolio manager establishes a 12-month target price for a stock. If the stock's capital appreciation potential based on that target price meets the manager's requirement, the stock may be added to the portfolio.

From time to time, the Fund may invest in companies in "special situations" (such as acquisitions, consolidations, mergers, reorganizations, or other unusual developments) if the portfolio manager believes a company's securities will appreciate in value. The Fund's portfolio manager considers selling a portfolio security if:

    o        the security reaches a pre-established price target
    o the fundamentals of the company's industry/sector appear to have changed
    o        the company's fundamentals have weakened
    o        more favorable opportunities are identified

When deciding whether to buy or sell a security, the portfolio management team does not necessarily consider the Fund's turnover rate. The portfolio manager engages in frequent portfolio transactions, which leads to higher transaction costs and may lead to additional tax consequences.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate and depends in part on the portfolio manager's ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund. There is the risk that you will lose money. Although the Fund's portfolio manager strives to reduce the risk of loss by carefully selecting the companies in which the Fund invests, this risk cannot be entirely eliminated. The likelihood of a loss generally declines the longer you hold your investment. This Fund may be subject to greater risk than funds that hold more diversified portfolios of securities.

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following headings: [Suggest listing the risks in descending order by degree of risk.]

o        Concentration risk
o        Depositary receipt risk
o        Portfolio turnover risk
o        Mid-cap risk
o        [Please disregard my previous comment.]
o        Securities lending risk
o        Short term securities risk
o        Special situation risk
o        Stock market risk

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's Statement of Additional Information.

PERFORMANCE
The chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund's average annual total returns before taxes (and after taxes for Class D shares) and compares them to the returns of a broad-based securities index. The Fund's past performance does not guarantee similar results in the future.

After-tax returns are shown for Class D shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

ANNUAL RETURNS - CLASS D SHARES* (YEARS ENDED DECEMBER 31)

BAR CHART HERE [We assume all data will be inserted for chart and table.]

Best Quarter:
Worst Quarter:
-----------------------------------------------------------------------

*These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

AVERAGE ANNUAL RETURNS1
AS OF DECEMBER 31, 2004                    1 YEAR        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Class A Shares - Before Taxes2
--------------------------------------------------------------------------------
Class B Shares - Before Taxes2
--------------------------------------------------------------------------------
Class C Shares - Before Taxes2,3
--------------------------------------------------------------------------------
Class D Shares - Before Taxes
Class D Shares - After Taxes on Distributions
Class D Shares -- After Taxes on Distributions and Sales of Shares4
Class R Shares - Before Taxes2
Institutional Service Class Shares - Before Taxes2
Institutional Class Shares - Before Taxes2
Russell Midcap Growth(R) Index5

1 These returns include the impact of expenses and any sales charges. For all classes, returns before May 11, 1998 reflect the performance of the Fund's predecessor fund. Between September 1, 2000 and September 29, 2004, the Fund's investment strategy was broadened from a focus on mid-cap growth stocks to a more general focus on mid-and small-cap growth stocks. On September 29, 2004, the Fund returned to a mid-cap strategy with greater focus on companies it considers "leaders."
2 Returns through May 11, 1998 include the performance of the Fund's predecessor Fund. These returns were achieved prior to the creation of the Class A shares and Class B shares (May 11, 1998). Returns between May 11, 1998 and the first offering of Class C shares (March 1, 2001), Class R shares (December 30, 2003), Institutional Service Class shares (date), and the Institutional Class shares (June 29, 2004) are based on Class D performance. Excluding the effect of certain fee waivers or reimbursements, the prior performance is similar to what these classes would have produced during those periods because they all invest in the same portfolio of securities. Performance for these classes has been restated to reflect differences in sales charges, but not differing fees. If these fees were reflected, performance for Class C and Class R shares would have been lower.
3 A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the front-end sales charges.
4 The after-tax lifetime performance of Class D shares assumes that losses generated by the sale of those shares would offset the taxes paid on distributions and other income. That is why the performance for "Class D shares
- After Taxes on Distributions and Sale of Shares" is better than the performance for the same class before taxes.
5 The Russell Midcap Growth(R) Index is an unmanaged index of mid-capitalization growth stocks of U.S. companies with a capitalization range of $597 million to $17.5 billion as of January 31, 2004. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower. The Russell Midcap Growth Index is a registered trademark of The Frank Russell Company which does not sponsor and is not affiliated in any way with the Fund.

FEES AND EXPENSES
This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

-------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES1 (PAID            Class     Class      Class     Class     Class    Institutional   Institutional
DIRECTLY FROM YOUR                   A         B          C         D         R      Service Class   Class Shares
INVESTMENT)                        Shares    Shares    Shares     Shares    Shares       Shares
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
imposed upon purchases (as
a percentage of offering
price                              5.75%2    None      None       4.50%2    None     None            None
-------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) imposed upon redemptions
(as a percentage of offering
or sale price, whichever is
less)
                                   None3     5.00%4    1.00%5     None      None     None            None
-------------------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee (as
percentage of amount
redeemed or exchanged)6            2.00%     2.00%     2.00%      2.00%     2.00%    2.00%           2.00%
-------------------------------------------------------------------------------------------------------------------
                         Applies only to exchanges and redemptions within 90 days after purchase.
-------------------------------------------------------------------------------------------------------------------
Annual Fund Operating
Expenses (deducted from
Fund assets)
-------------------------------------------------------------------------------------------------------------------
Management Fees7 (fees paid
to have the Fund's
investments professionally
managed.)                          0.80%     0.80%     0.80%      0.80%     0.80%    0.80%           0.80%
-------------------------------------------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees (fees paid
from Fund assets to cover
the cost of sales,
promotions and other
distribution activities, as
well as certain shareholder
servicing costs)                   0.25%     1.00%     1.00%      None      0.40%8   None            None
-------------------------------------------------------------------------------------------------------------------
Other Expenses                      [ ]%      [ ]%      [ ]%      [ ]%       [ ]%    [ ]%            [ ]%
-------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES                            [ ]%      [ ]%      [ ]%      [ ]%       [ ]%    [ ]%            [ ]%
-------------------------------------------------------------------------------------------------------------------
Amount of Fee                       [ ]%      [ ]%      [ ]%      [ ]%       [ ]%    [ ]%            [ ]%
Waiver/Expense Reimbursement
-------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES (AFTER WAIVERS/
REIMBURSEMENTS)9                    [ ]%      [ ]%      [ ]%      [ ]%       [ ]%    [ ]%            [ ]%
-------------------------------------------------------------------------------------------------------------------

1 If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.
2 The sales charge on purchases of Class A and D shares is reduced or eliminated for purchases of $50,000 or more. For more information, see
   Section 5, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A and Class D Sales Charges.
3 A Contingent Deferred Sales Charge (CDSC) of up to 1% may apply to certain redemptions of Class A shares if purchased without sales charges and for which a finder's fee is paid. Section 5, Investing with Gartmore: Choosing a Share Class--Class A Shares.
4 A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 5, Investing with Gartmore: Choosing a Share Class--Class B Shares.
5 A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 5, Investing with Gartmore: Choosing a Share Class--Class C Shares.
6 A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 5, Investing with Gartmore: Selling Shares--Redemption and Exchange Fees.
7 This fee reflects changes to the contractual management fee for the Fund, effective March 1, 2004. [If there has been a change to the management fee, the annual fund operating expenses and fees must be restated to reflect the current fees as if they had been in effect during the previous fiscal year and a footnote to the table should be added to state that the expenses and fees have been restated to reflect current fees.]
8 "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets. [Will this still be based on estimates? If not, should remove footnote reference and footnote.]

9 The Trust and Gartmore Mutual Fund Capital Trust (the "Adviser") have entered into a written contract limiting operating expenses at least through February 28, 2006. The limit is 1.20% for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Any reimbursements to the Adviser must be within three years of the end of the fiscal year in which the Adviser made or waived the payment for which it is being reimbursed. If the maximum amount of 12b-1 fees and administrative service fees were charged, the "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to [ ]% for Class A shares, [ ]% for Class R shares and [ ]% for Institutional Service Class shares before the Adviser would be required to further limit the Fund's expenses.

EXAMPLE
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                              1 YEAR          3 YEARS          5 YEARS          10 YEARS

Class A shares*.            $[     ]         $[     ]          $[     ]         $[     ]
Class B shares              $[     ]         $[     ]          $[     ]         $[     ]
Class C shares              $[     ]         $[     ]          $[     ]         $[     ]
Class D shares              $[     ]         $[     ]          $[     ]         $[     ]
Class R shares              $[     ]         $[     ]          $[     ]         $[     ]
Institutional Service
    Class shares            $[     ]         $[     ]          $[     ]         $[     ]
Institutional
    Class shares            $[     ]         $[     ]          $[     ]         $[     ]


You would pay the following expenses on the same investment if you did not sell your shares:**

                             1 YEAR          3 YEARS           5 YEARS          10 YEARS
Class B shares              $[     ]         $[     ]          $[     ]         $[     ]
Class C shares              $[     ]         $[     ]          $[     ]         $[     ]

 *Assumes a CDSC does not apply.
**Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. [Please confirm that this is correct.]

FUND SUMMARY--GARTMORE NATIONWIDE LEADERS FUND

OBJECTIVE
The Fund seeks a high total return from a concentrated portfolio of U.S. securities.

Callout - keep within the fund summary, not in a glossary U.S. LEADERS The Fund's management defines a U.S. Leader as a U.S. company with a strong franchise, capable of taking advantage of its positioning in the marketplace. Because these companies have a reputation for quality management and superior products and services, the Fund's management expects them to become dominant in their industries. A company is considered to be a U.S. company if it is organized under the laws of the U.S., has a principal place of business in the U.S. or its stock trades primarily in the U.S.

PRINCIPAL STRATEGIES
Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of U.S. Leaders, primarily in common stocks and convertible securities. The Fund's portfolio manager generally intends to be fully invested in these securities. The Fund typically holds a core group of 20 to 30 stocks. Generally, the size of these companies will be similar to the market capitalization of companies in the Standard and Poor's 500 Index ("S&P 500 Index") when the Fund purchases them. The Fund is non-diversified, which means the portfolio manager may invest a significant portion of the Fund's assets in securities of a single issuer or a small number of issuers.

The Fund's portfolio manager seeks large capitalization companies that generally exhibit one or more of the following characteristics:

    o        above average revenue growth,
    o        consistent earnings growth,
    o        above average earnings growth, or
    o        attractive valuation.

The portfolio manager usually sells portfolio securities if:

    o        a company's earnings growth becomes less attractive,
    o the stock's price rises significantly, suggesting less potential for further increases, or
    o        more favorable opportunities are identified.

In making decisions on whether to buy or sell a security, the portfolio manager is not limited by the turnover rate of the Fund. The portfolio manager makes frequent purchases and sales of securities, which leads to higher transaction costs and may also lead to additional tax consequences for shareholders.

  [Move to Introduction.]
PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate and depends in part on the portfolio manager's ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund. There is the risk that you will lose money. Although the Fund's portfolio manager strives to reduce the risk of loss by carefully selecting the companies in which the Fund invests, this risk cannot be entirely eliminated. The likelihood of a loss generally declines the longer you hold your investment. This Fund may be subject to greater risk than funds that hold more diversified portfolios of securities.

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following headings: [Suggest listing the risks in descending order by degree of risk.]

o        Portfolio turnover risk
o        Non-diversified fund risk
o        Stock market risk

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's Statement of Additional Information.

PERFORMANCE
The chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund's average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund's past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

ANNUAL RETURN-CLASS A SHARES* (YEARS ENDED DECEMBER 31)

BAR CHART HERE

Best Quarter:
Worst Quarter:

* These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.


AVERAGE ANNUAL RETURNS1                                         One Year                       Since Inception
AS OF DECEMBER 31, 2004                                                                        (December 28, 2001)
Class A shares - Before Taxes
Class A shares - After Taxes on Distributions
Class A shares - After Taxes on Distributions and Sale of
Shares                                                                                         [     ]%
Class B shares - Before Taxes
Class C shares - Before Taxes2                                                                 [     ]%
Class R shares - Before Taxes                                                                  [     ]%3
Institutional Service Class shares - Before Taxes
Institutional Class shares - Before Taxes                       [     ]%4                      [     ]%4
S&P 500 Index5

1 These returns include the impact of expenses and any sales charges.
2 A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.
3 Returns before the first offering of Class R shares (10/1/03) are based on the performance of Class B shares. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what Class R shares would have produced because these two classes invest in the same portfolio of securities. Returns for Class R shares have been adjusted to eliminate sales charges that do not apply to that class, but have not been adjusted to reflect its lower expenses.
4 Returns before the first offering of Institutional Class shares (6/29/04) are based on the performance of Institutional Service class shares. This performance is substantially similar to what the Institutional Class shares would have produced because both classes invest in the same portfolio of securities. Returns for the Institutional Class have not been adjusted to reflect its lower expenses.
5 The S&P 500 Index is an unmanaged, capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay when buying and holding shares of the Fund depending on the share class you select.

------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES1 (FEES PAID         Class A    Class B    Class C    Class R    Institutional    Institutional Class
DIRECTLY FROM YOUR INVESTMENT)                                                   Service Class
------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)         5.75%2    None       None       None          None                None
------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) imposed upon redemptions
(as a percentage of offering or
sale price, whichever is less)        None3     5.00%4     1.00%5     None          None                None
------------------------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee (as a
percentage of amount redeemed or
exchanged)6                           2.00%     2.00%      2.00%      2.00%         2.00%               2.00%
------------------------------------------------------------------------------------------------------------------------
                        Applies only to exchanges and redemptions within 30 days after purchase.
------------------------------------ -----------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------
Management Fees7 (fees paid to
have the Fund's investments
professionally managed.)              0.80%     0.80%      0.80%      0.80%         0.80%               0.80%
------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service (12b-1)
Fees (fees paid from Fund assets
to cover the cost of sales,
promotions and other distribution
activities, as well as certain
shareholder servicing costs)          0.25%     1.00%      1.00%      0.40%10       None                None
------------------------------------------------------------------------------------------------------------------------
Other Expenses                        [ ]%      [ ]%       [ ]%       [ ]%          [ ]%                [ ]%8
------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES                              [ ]%      [ ]%       [ ]%       [ ]%          [ ]%                [ ]%
------------------------------------------------------------------------------------------------------------------------
Amount of Fee Waiver/Expense
Reimbursement9                        [ ]%      [ ]%       [ ]%       [ ]%          [ ]%                [ ]%
------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES (AFTER
WAIVERS/REIMBURSEMENTS)               [ ]%      [ ]%       [ ]%       [ ]%          [ ]%                [ ]%
------------------------------------------------------------------------------------------------------------------------

1 If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.
2 The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 5, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A and Class D Sales Charges.
3 A CDSC of up to 1% may apply to certain redemptions of Class A shares if purchased without sales charges and for which a finder's fee is paid. Section 5, Investing with Gartmore: Choosing a Share Class-- Reduction and Waiver of Class A and Class D Sales Charges.
4 A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 5, Investing with
Gartmore: Choosing a Share Class--Class B Shares.
5 A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 5, Investing with Gartmore: Choosing a Share Class--Class C Shares.
6 A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 30 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 5, Investing with
Gartmore: Selling Shares--Redemption and Exchange Fees.
7 Effective July 1, 2004, the management fee was lowered to the fee described above. Beginning July 1, 2005, the management fee may increase or decrease depending on the Fund's performance relative to its benchmark. For more information see Section 3, Management. [The annual fund operating expenses should be restated to reflect the current lower management fee as if the current fee had been effect for the previous fiscal year. A footnote should be added stating that the expenses have been restated to reflect the current fees.]
8 As the Institutional Class had not completed a full fiscal year as of the date of this Prospectus, these are estimates based on actual expenses during the period between its inception on June 29, 2004 and October 31, 2004. These estimates do not take into account the expense limitation agreement between the Trust, on behalf of the Fund, and Gartmore Mutual Fund Capital Trust (the "Adviser"). [The Introduction defines Gartmore Mutual Fund Capital Trust as "Gartmore." Should be consistent throughout.]
9 The Trust and the Adviser have entered into a written contract limiting operating expenses at least through February 28, 2006 . The limit is 1.20% for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the Adviser made the payments or waived the fees during the Fund's first five years of operations and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of 12b-1 fees and administrative service fees were charged, the "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to [ ]% for Class A shares, [ ]% for Class R shares and [ ]% for Institutional Service Class shares before GMF would be required to further limit the Fund's expenses.
10 "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares average daily net assets. [INCLUDE THIS FOOTNOTE ONLY IF THE 12B-1 FEES FOR CLASS R SHARES ARE STILL BASED ON ESTIMATES.]

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------------------------------------------
                          1 Year                  3 Years                 5 Years                 10 Years
-------------------------------------------------------------------------------------------------------------------------
Class A Shares*                $[     ]                 $[     ]                $[     ]                 $[     ]
-------------------------------------------------------------------------------------------------------------------------
Class B Shares                 $[     ]                 $[     ]                $[     ]                 $[     ]
-------------------------------------------------------------------------------------------------------------------------
Class C Shares                 $[     ]                 $[     ]                $[     ]                 $[     ]
-------------------------------------------------------------------------------------------------------------------------
Class R Shares                 $[     ]                 $[     ]                $[     ]                 $[     ]
-------------------------------------------------------------------------------------------------------------------------
Institutional Service
Class Shares                   $[     ]                 $[     ]                $[     ]                 $[     ]
-------------------------------------------------------------------------------------------------------------------------
Institutional Class            $[     ]                 $[     ]                $[     ]                 $[     ]
-------------------------------------------------------------------------------------------------------------------------

You would pay the following expenses on the same investment if you did not sell your shares:**

-------------------------------------------------------------------------------------------------------------------------
                          1 Year                  3 Years                 5 Years                 10 Years
-------------------------------------------------------------------------------------------------------------------------
Class B Shares                 $[     ]                 $[     ]                $[     ]                 $[     ]
-------------------------------------------------------------------------------------------------------------------------
Class C Shares                 $[     ]                 $[     ]                $[     ]                 $[     ]
-------------------------------------------------------------------------------------------------------------------------

 *Assumes a CDSC does not apply.
**Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. [Please confirm this is correct.]

FUND SUMMARY: GARTMORE SMALL CAP LEADERS FUND

OBJECTIVE
The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

CALLOUT - WITHIN TEXT, NOT IN GLOSSARY
SMALL CAP LEADERS - The Fund's management defines a Small Cap Leader as a company within a top business sector, that is capable of taking advantage of its positioning within that business sector and a minimum market capitalization of $10 million.

Under normal conditions, the Fund invests in equity securities of small capitalization companies. At the time the Fund purchases a stock, the company's market capitalization will be about the same size as the companies in the Russell 2000(R) Index.

The Fund generally holds between 40 and 60 securities considered to be "Small Cap Leaders".

The Fund is managed using a multi-team approach. A Small Cap Growth Team and a Small Cap Value Team each manage a portion of the Fund's assets. The teams use different strategies to select investments for the Fund. Typically, the portions of the portfolio managed by each team are approximately equal. However, at times, more of the Fund's assets may be allocated to either growth or value, depending on market conditions.

Each team selects 20 to 30 securities for the Fund's portfolio, using the investment techniques described below.

THE SMALL CAP GROWTH TEAM'S INVESTMENT TECHNIQUES
The Gartmore Small Cap Growth Team invests in securities of undiscovered, emerging growth companies in an attempt to provide investors with potentially higher returns than funds that invest primarily in larger, more established companies.

The Small Cap Growth Team focuses on securities that exhibit the following characteristics:

o        above average earnings growth
o        attractive valuation
o        development of new products, technologies or markets
o        high-quality balance sheet
o        a strong management team

The Small Cap Growth Team considers selling a particular security due to:

o any change in company fundamentals from the time of the original investment
o the company's market capitalization reaches twice the Fund's buying range
o deterioration of the stock's valuation such that other attractive stocks are available more cheaply
o        management's actions that are not in shareholders' best interests
o        weakening financial stability

THE SMALL CAP VALUE TEAM'S INVESTMENT TECHNIQUES
The Gartmore Small Cap Value Team looks at many factors when selecting securities for the Fund, including measures of earnings momentum and relative value, management action and price trends.

The Small Cap Value Team considers the following factors when selecting a security for investment:

o attractive valuation and near-term strength of business (estimate revisions and earnings surprises)
o        long-term growth prospects of the company and its industry
o        level of duress a company is experiencing
o price to earnings ratio (P/E) and price to free-cash-flow ratio (P/FCF) that in the Team's opinion reflect the best standards of value
o        quality of earnings

The Small Cap Value Team considers selling a security when:

o a company's market capitalization exceeds the benchmark capitalization range
o        long-term growth prospects deteriorate
o        more compelling investment values are identified
o near-term reported or pre-announced earnings are disappointing and recurring
o the stock attains full valuation relative to its peer group and/or the Team's price target

The Fund may invest without limit in initial public offerings ("IPOs") of small capitalization companies, although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.

When deciding whether to buy or sell a security, the portfolio managers do not necessarily consider the Fund's turnover rate and may engage in frequent portfolio transactions if the long- or short-term benefits are believed to outweigh potential negative effects such as higher transaction costs and additional tax consequences.

The Fund may also engage in securities lending to generate additional income for the Fund.


PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate and depends in part on the portfolio manager's ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund. There is the risk that you will lose money. Although the Fund's portfolio manager strives to reduce the risk of loss by carefully selecting the companies in which the Fund invests, this risk cannot be entirely eliminated. The likelihood of a loss generally declines the longer you hold your investment.

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following headings: [Suggest listing the risks in descending order by degree of risk.]

o        IPO risk
o        Micro cap and small cap risk
o        Portfolio turnover risk
o        Securities lending risk
o        Stock market risk

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's Statement of Additional Information.

PERFORMANCE
No performance information is provided because the Fund did not have one full calendar year of operations as of the date of this prospectus.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class you select.

Shareholder Fees                   Class A    Class B    Class C    Class R    Institutional   Institutional
(Paid directly from your           Shares     Shares     Shares     Shares     Service Class   Class
investment)1
Maximum Sales Charge (Load)        5.75%2     None       None       None       None            None
imposed upon purchases (as a
percentage of offering price)
Maximum Deferred Sales Charge      None3      5.00%4     1.00%5     None       None            None
(Load) imposed on redemptions
(as a percentage of original
purchase price or sale proceeds,
as applicable)
Redemption/Exchange Fee (as a
percentage of amount redeemed or   2.00%      2.00%      2.00%      2.00%      2.00%           2.00%
exchanged)6
Applies only to exchanges and
redemptions within 90 days
after purchase.
Annual Fund Operating expenses
(Deducted from Fund assets)
Management Fees (fees paid to      0.95%      0.95%      0.95%      0.95%      0.95%           0.95%
have the Fund's investments
professionally managed.)
Distribution and/or Service        0.25%      1.00%      1.00%      0.40%7     None            None
(12b-1) Fees7 (fees paid from
Fund assets to cover the cost of
sales, promotions and other
distribution activities, as well
as certain shareholder servicing
costs)
Other Expenses8                    [     ]%   [     ]%   [     ]%   [     ]%   [     ]%        [     ]%
---------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING        [     ]%   [     ]%   [     ]%   [     ]%   [     ]%        [     ]%
EXPENSES8
Amount of Fee Waivers/Expense      [     ]%   [     ]%   [     ]%   [     ]%   [     ]%        [     ]%
Reimbursements
TOTAL OPERATING EXPENSES AFTER     [     ]%   [     ]%   [     ]%   [     ]%   [     ]%        [     ]%
WAIVERS/
REIMBURSEMENTS9
---------------------------------------------------------------------------------------------------------------

1 If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.
2 The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 5, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A and Class D Sales Charges.
3 ACDSC of up to 1% may apply to certain redemptions of Class A shares if purchased without sales charges and for which a finder's fee is paid. See
  Section 5, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A and Class D Sales Charges.
4 ACDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 5, Investing with
  Gartmore: Choosing a Share Class--Class B Shares.
5 ACDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 5, Investing with Gartmore: Choosing a Share Class--Class C Shares.
6 A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 5, Investing with Gartmore: Selling Shares--Redemption and Exchange Fees.
7"Distribution and/or Service (12b-1) Fees" for Class R Shares are estimated.
  These fees could increase to 0.50% of the average daily net assets of the Fund's Class R shares. For more information see Section 3, Management. [ Will this information still be an estimate? If not, delete footnote reference and footnote.]
8 Since the Fund has not completed a full fiscal year, these are estimates for the current fiscal year ending October 31, 2005. These estimates do not take into account the expense limitation agreement between the Trust and Gartmore Mutual Funds Capital Trust (the "Adviser").
9 The Trust and the Adviser have entered into a written contract limiting operating expenses at least through February 28, 2006. The limit is 1.35% for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for Other Expenses previously paid by the Adviser, as long as the reimbursements do not cause the Funds to exceed the expense limitation in the agreement. Any reimbursements to the Adviser must be within three years of the end of the fiscal year in which the Adviser made or waived the payment for which it is being reimbursed. If the maximum amount of 12b-1 fees and administrative service fees were charged, the "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to [ ]% for Class A shares, [ ]% for Class R shares and [ ]% % for Institutional Service Class shares before the Adviser would be required to further limit the Fund's expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitation for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                   1 YEAR            3 YEARS
                                            ------------------ -----------------
     Class A Shares*                               $[ ]               $[ ]
                                            ------------------ -----------------
     Class B Shares                                $[ ]               $[ ]
                                            ------------------ -----------------
     Class C Shares                                $[ ]               $[ ]
                                            ------------------ -----------------
     Class R Shares                                $[ ]               $[ ]
                                            ------------------ -----------------
     Institutional Service Class Shares            $[ ]               $[ ]
                                            ------------------ -----------------
     Institutional Class Shares                    $[ ]               $[ ]

You would pay the following expenses on the same investment if you did not sell your shares: **

                                                   1 YEAR            3 YEARS
     ---------------------------------------------------------------------------
     Class B shares                                $[ ]               $[ ]
     ---------------------------------------------------------------------------
     Class C shares                                $[ ]               $[ ]
     ---------------------------------------------------------------------------
 *Assumes a contingent deferred sales charge does not apply.
**Expenses paid on the same investment in Class A (unless your purchase is subject to a contingent deferred sales charge for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. [Please confirm.]

FUND SUMMARY--GARTMORE U.S. GROWTH LEADERS FUND

OBJECTIVE
The Fund seeks long-term growth.

Callout - keep within the summary, not in a glossary
         U.S. Growth Leaders
         The Fund's portfolio management defines a "U.S. Growth Leader" as a U.S. company with a strong and improving franchise that is well positioned to take advantage of growth opportunities. Because these companies have high growth potential and a reputation for quality management and superior products and services, the portfolio management expects them to become dominant in their industries. A company is considered to be a U.S. company if it is organized under the laws of the U.S., has a principal place of business in the U.S. or its stock trades primarily in the U.S.

PRINCIPAL STRATEGIES
Under normal conditions the Fund invests at least 80% of its net assets in equity securities of "U.S. Growth Leaders." The Fund's portfolio managers intend to be fully invested in these securities.

The Fund's portfolio managers look for companies whose earnings are expected to grow faster than other companies in the market. The Fund primarily invests in a core group of 20 to 30 common stocks of companies similar in size (market capitalization) to the companies in the S&P 500 Index. The Fund invests 25% or more of its total assets in one industry. The Fund may also invest in indexed/structured securities.

The Fund is non-diversified, which means the portfolio managers may invest a significant portion of the Fund's assets in securities of a single issuer or a small number of issuers.

The Fund's portfolio managers usually sell a security if:

o        it appears unlikely the company will meet earnings expectations.
o        they believe the security's price is overvalued
o        the outlook for a company's earnings growth becomes less attractive
o        more favorable opportunities are identified.

The portfolio managers make frequent purchases and sales of securities, which leads to higher transaction costs and may also lead to additional tax consequences for shareholders. The Fund may also engage in securities lending to generate additional income for the Fund.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate and depends in part on the portfolio management team's ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund. There is the risk you will lose money. Although the Fund's portfolio managers strive to reduce the risk of loss by carefully selecting the companies in which they invest, this risk cannot be entirely eliminated. The likelihood of a loss generally declines the longer you hold your investment. This Fund may be subject to greater risk than funds that hold more diversified portfolios of securities.

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following headings: [Suggest listing the risks in descending order by degree of risk.]

o        Concentration risk
o        Non-diversified fund risk
o        Portfolio turnover risk
o        Securities lending risk
o        Stock market risk

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's Statement of Additional Information.

PERFORMANCE
The chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund's average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund's past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

ANNUAL RETURNS-CLASS A SHARES* (YEARS ENDED DECEMBER 31)

BAR CHART HERE

Best Quarter:
Worst Quarter:

* These annual returns do not include sales charges and do not reflect the effect of taxes. If sales charges were included, the annual returns would be lower than those shown.

AVERAGE ANNUAL RETURNS1                                         One Year           Since Inception
AS OF DECEMBER 31, 2004                                                            (June 30, 2000)
Class A shares - Before Taxes
Class A shares - After Taxes on Distributions
Class A shares - After Taxes on Distributions and Sale of
Shares                                                                             [     ]%2
Class B shares - Before Taxes
Class C shares - Before Taxes3, 4
Class R shares - Before Taxes4
Institutional Service Class shares - Before Taxes
Institutional Class shares - Before Taxes5                      [     ]%5          [     ]%5
S&P 500 Index6

1 These returns include the impact of expenses and any sales charges.
2 The after-tax lifetime performance of Class A shares assumes that losses on the sale of those shares would offset the taxes paid on distributions and other income. That is why the performance for "Class A shares - After Taxes on Distributions and Sale of Shares" is better than the performance for the same class before taxes.
3 A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.
4 Returns before the first offering of Class C shares (3/1/01) and Class R shares (12/31/03) are based on the performance of Class B shares. This performance is substantially similar to what Class C shares and Class R shares would have produced because these three classes invest in the same portfolio of securities. Class C performance has been adjusted to reflect applicable sales charges. Returns for Class R shares have been adjusted to eliminate sales charges that do not apply to that class, but have not been adjusted to reflect its lower expenses.
5 Returns before the first offering of Institutional Class shares (6/29/04) are based on the performance of Institutional Service class shares. This performance is substantially similar to what the Institutional Class shares would have produced because both classes invest in the same portfolio of securities. Returns for Institutional Class shares have not been adjusted to reflect its lower expenses.
6 The S&P 500 Index is an unmanaged, capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower. These returns include the impact of expenses and any sales charges.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay when buying and holding shares of the Fund depending on the share class you select.

------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES1 (FEES PAID          Class A    Class B    Class C    Class R    Institutional    Institutional Class
DIRECTLY FROM YOUR INVESTMENT)                                                    Service Class
------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)            5.75%2     None       None       None          None                None
Imposed on Purchases (as a
percentage of offering price)
------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) imposed upon redemptions
(as a percentage of offering or
sale price, whichever is less)         None3      5.00%4     1.00%5     None          None                None
------------------------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee (as a
percentage of amount redeemed or       2.00%      2.00%      2.00%      2.00%         2.00%               2.00%
exchanged)6
------------------------------------------------------------------------------------------------------------------------
                         Applies only to exchanges and redemptions within 30 days after purchase.
------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------
Management Fees7 (fees paid to
have the Fund's investments
professionally managed.)               0.90%      0.90%      0.90%      0.90%         0.90%               0.90%
------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees (fees paid from Fund
assets to cover the cost of sales,
promotions and other distribution
activities, as well as certain
shareholder servicing costs)           0.25%      1.00%      1.00%      0.40%         None                None
------------------------------------------------------------------------------------------------------------------------
Other Expenses                          [ ]%       [ ]%       [ ]%       [ ]%          [ ]%                [ ]%8
------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES                                [ ]%       [ ]%       [ ]%       [ ]%          [ ]%                [ ]%
------------------------------------------------------------------------------------------------------------------------

1 If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.
2 The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 5, Investing with Gartmore: Choosing a Share Class-- Reduction and Waiver of Class A and Class D Sales Charges.
3 A CDSC of up to 1% may apply to certain redemptions of Class A shares if purchased without sales charges and for which a finder's fee is paid. See
  Section 5, Investing with Gartmore: Choosing a Share Class-- Reduction and Waiver of Class A and Class D Sales Charges.
4 A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 5, Investing with
  Gartmore: Choosing a Share Class--Class B Shares.
5 A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 5, Investing with Gartmore: Choosing a Share Class--Class B Shares.
6 A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 30 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 5, Investing with Gartmore: Selling Shares--Redemption and Exchange Fees.
7 The management fee is a base fee and may increase or decrease depending on the Fund's performance relative to its benchmark. For more information see Section 4, Fund Management.
8 As the Institutional Class had not completed a full fiscal year as of the date of this Prospectus, these are estimates based on actual expenses during the period between its inception on June 29, 2004 and October 31, 2004. These estimates do not take into account the expense limitation agreement between the Trust and Gartmore Mutual Funds Capital Trust (the "Adviser').
9 The Trust and the Adviser have entered into a written contract limiting operating expenses at least through February 28, 2006. The limit is 1.30% for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the Adviser made the payments or waived the fees during the Fund's first five years of operations and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of 12b-1 fees and administrative service fees were charged, the "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to [ ]% for Class A shares, [ ]% for Class R shares and [ ]% for Institutional Service Class shares before the Trust would be required to further limit the Fund's expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------------------------------------------
                          1 Year                  3 Years                 5 Years                 10 Years
-------------------------------------------------------------------------------------------------------------------------
Class A Shares*              $[     ]                $[     ]                $[     ]                $[     ]
-------------------------------------------------------------------------------------------------------------------------
Class B Shares               $[     ]                $[     ]                $[     ]                $[     ]
-------------------------------------------------------------------------------------------------------------------------
Class C Shares               $[     ]                $[     ]                $[     ]                $[     ]
-------------------------------------------------------------------------------------------------------------------------
Class R Shares               $[     ]                $[     ]                $[     ]                $[     ]
-------------------------------------------------------------------------------------------------------------------------
Institutional Service
Class Shares                 $[     ]                $[     ]                $[     ]                $[     ]
-------------------------------------------------------------------------------------------------------------------------
Institutional Class          $[     ]                $[     ]                $[     ]                $[     ]
-------------------------------------------------------------------------------------------------------------------------

You would pay the following expenses on the same investment if you did not sell your shares:**

-------------------------------------------------------------------------------------------------------------------------
                          1 Year                  3 Years                 5 Years                 10 Years
-------------------------------------------------------------------------------------------------------------------------
Class B Shares               $[     ]                $[     ]                $[     ]                $[     ]
-------------------------------------------------------------------------------------------------------------------------
Class C Shares               $[     ]                $[     ]                $[     ]                $[     ]
-------------------------------------------------------------------------------------------------------------------------

 *Assumes a contingent deferred sales charge does not apply.
**Expenses paid on the same investment in Class A (unless your purchase is subject to a contingent deferred sales charge for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. [Please confirm.]

FUND SUMMARY--GARTMORE WORLDWIDE LEADERS FUND

OBJECTIVE
The Fund seeks long-term capital growth.

CALLOUT - KEEP WITH THIS FUND SUMMARY, NOT IN A GLOSSARY
         "WORLDWIDE LEADER"
         The Fund's portfolio management defines a "Worldwide Leader" as a company located anywhere in the world that appears well positioned to take advantage of growth opportunities in its industry.

PRINCIPAL STRATEGIES
Under normal conditions the Fund invests at least 80% of its assets in equity securities of companies throughout the world, including the U.S. Some of these are multi-national companies, while others are located in and have primary economic ties in one country. Ordinarily, the Fund invests in companies from at least three different countries.

In selecting securities for the Fund, the portfolio management team focuses on companies they consider to be "Worldwide Leaders." The team selects companies that they believe offer:

    o long-term, strategic growth opportunities because of a strong competitive advantage within key growth segments and/or
    o        short-term tactical opportunities based on current circumstances.

Because the Fund is non-diversified, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers. The Fund typically invests in securities issued by approximately 30 companies. The Fund primarily invests in equity securities, which may include: [Suggest listing the risks in descending order by degree of risk.]

    o        common stocks
    o        depositary receipts
    o        equity interests in investment funds or trusts
    o        warrants

The Fund may also use derivatives, primarily futures and options, for efficient portfolio management.

When deciding whether to buy or sell a security, the portfolio management team does not necessarily consider the Fund's turnover rate and may engage in frequent portfolio transactions if they believe the long- or short-term benefits outweigh potential negative effects such as higher transaction costs and additional tax consequences.

[Moved to Introduction.]

ABOUT THE SUBADVISER
[We would suggest not using "Gartmore" to refer to the investment advisers and the subadvisor as it appears to be too confusing.] Gartmore Global Partners conducts proprietary research to form an independent perspective. The heart of Gartmore Global Partner's investment strategy lies in the stringent analysis of strategic factors such as valuation, earnings quality, industry dynamics, and the assessment of individual company franchises. Gartmore Global Partners compares its valuation to the market to pinpoint those companies whose prospects are better or worse than the market's consensus. Gartmore Global Partnrs aims to provide strong performance by investing in companies with earnings potential that it believes the market has underestimated. Just as importantly, Gartmore Global Partners attempts to avoid those companies where future earnings are likely to disappoint.

Gartmore Global Partners has adopted a team based management approach focusing on bottom-up stock selection within a risk-controlled environment. In making decisions whether to buy or sell a security, Gartmore Global Partners is not limited by the turnover rate of the Fund. An integral part of our process is managing risk on four levels: stock, sector, country and portfolio.

The Statement of Additional Information ("SAI") provides more detail about the Funds' investment techniques and can be requested using the addresses and telephone numbers on the back of this Prospectus.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate and depends in part on the portfolio management team's ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund. There is the risk that you will lose money. Although the Fund's portfolio managers strive to reduce the risk of loss by carefully selecting both the countries and companies in which they invest, this risk cannot be entirely eliminated. The likelihood of a loss generally declines the longer you hold your investment. The Fund may be subject to substantially greater risk than funds that invest solely in the United States or funds that hold more diversified portfolios of securities.

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following headings:

o        Depositary receipt risk
o        Derivatives risk
o        Foreign risk
o        Non-diversified fund risk
o        Portfolio turnover risk
o        Securities lending risk
o        Stock market risk

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's Statement of Additional Information.

PERFORMANCE
The chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund's average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund's past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

ANNUAL RETURNS - CLASS A SHARES* (YEARS ENDED DECEMBER 31)

BAR CHART HERE

Best Quarter:

Worst Quarter:

* These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

AVERAGE ANNUAL RETURNS1                                                     One Year              Since Inception
AS OF DECEMBER 31, 2004                                                                           (August 30, 2000)
Class A shares - Before Taxes
Class A shares - After Taxes on Distributions
Class A shares - After Taxes on Distributions and Sale of Shares                                  [     ]%2
Class B shares - Before Taxes
Class C shares - Before Taxes3, 4
Class R shares - Before Taxes4
Institutional Service Class shares - Before Taxes
Institutional Class shares - Before Taxes5                                  [     ]%5             [     ]%5
Morgan Stanley Capital International (MSCI) World IndexSM 6

1 These returns include the impact of expenses and any sales charges.
2 The after-tax lifetime performance of Class A shares assumes that losses on the sale of those shares would offset the taxes paid on distributions and other income. That is why the performance for "Class A shares - After Taxes on Distributions and Sale of Shares" is better than the performance for the same class before taxes.
3 A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.
4 Returns before the first offering of Class C shares (3/1/01) and Class R shares (10/1/03) are based on the performance of Class B shares. This performance is substantially similar to what Class C and Class R shares would have produced because these three classes invest in the same portfolio of securities. Class C performance has been adjusted to reflect applicable sales charges. Returns for Class R shares have been adjusted to eliminate sales charges that do not apply to that class, but have not been adjusted to reflect its lower expenses.
5 Returns before the first offering of Institutional Class shares (6/29/04) are based on the performance of Institutional Service class shares. This performance is substantially similar to what the Institutional Class shares would have produced because both classes invest in the same portfolio of securities. Returns for Institutional Class shares have not been adjusted to reflect its lower expenses.
6 MSCI World Index is an unmanaged free float-adjusted, market-capitalization index that is designed to measure the performance of companies whose securities are listed on the stock exchanges of the U.S., Europe, Canada, Australia and the Far East. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay when buying and holding shares of the Fund depending on the share class you select.

------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES1 (FEES PAID          Class A    Class B    Class C    Class R    Institutional    Institutional Class
DIRECTLY FROM YOUR INVESTMENT)                                                    Service Class
------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)         5.75%2      None       None       None          None                None
------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) imposed upon redemptions
(as a percentage of offering or
sale price, whichever is less)         None3     5.00%4     1.00%5      None          None                None
------------------------------------------------------------------------------------------------------------------------
Redemption/Exchange Fee (as a
percentage of amount redeemed or      2.00%      2.00%      2.00%      2.00%         2.00%               2.00%
exchanged)6
------------------------------------------------------------------------------------------------------------------------
                       Applies only to exchanges and redemptions within 90 days after purchase.
------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------
Management Fees7 (fees paid to
have the Fund's investments
professionally managed.)              0.90%      0.90%      0.90%      0.90%        0.90%                0.90%
------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees (fees paid from
Fund assets to cover the cost of
sales, promotions and other
distribution activities, as well as
certain shareholder servicing costs)  0.25%      1.00%      1.00%      0.40%10        None                None
------------------------------------------------------------------------------------------------------------------------
Other Expenses                     [     ]%   [     ]%   [     ]%   [     ]%     [     ]%              [     ]%8
------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES                           [     ]%   [     ]%   [     ]%   [     ]%     [     ]%              [     ]%
------------------------------------------------------------------------------------------------------------------------
Amount of Fee Waiver/Expense
Reimbursement9                     [     ]%   [     ]%   [     ]%   [     ]%     [     ]%              [     ]%
------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES (AFTER
WAIVERS/REIMBURSEMENTS)            [     ]%   [     ]%   [     ]%   [     ]%     [     ]%              [     ]%
------------------------------------------------------------------------------------------------------------------------

1 If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.
2 The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 5, Investing with Gartmore: Choosing a Share Class-- Reduction and Waiver of Class A and Class D Sales Charges.
3 A CDSC of up to 1% may apply to certain redemptions of Class A shares if purchased without sales charges and for which a finder's fee is paid. See
  Section 5, Investing with Gartmore: Choosing a Share Class-- Reduction and Waiver of Class A and Class D Sales Charges.
4 A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 5, Investing with
  Gartmore: Choosing a Share Class--Class B Shares.
5 A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 5, Investing with Gartmore: Choosing a Share Class--Class B Shares.
6 A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 5, Investing with Gartmore: Selling Shares--Redemption and Exchange Fees.
7 7 Effective July 1, 2004, the management fee was lowered to the base fee described above. Beginning July 1, 2005, the management fee may increase or decrease depending on the Fund's performance relative to its benchmark. For more information see Section 3, Management. [The annual operating expenses may need to be restated to reflect the current management fee as if it was in effect in the previous fiscal year. If so, a footnote to the table should be added to state that the expense information has been restated to reflect current fees.]
8 As the Institutional Class had not completed a full fiscal year as of the date of this Prospectus, these are estimates based on actual expenses during the period between its inception on June 29, 2004 and October 31, 2004. These estimates do not take into account the expense limitation agreement between the Trust and Gartmore Mutual Funds Capital Trust (the "Adviser').
9 The Trust and the Adviser have entered into a written contract limiting operating expenses at least through February 28, 2006. The limit is 1.40% for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the Adviser made the payments or waived the fees during the Fund's first five years of operations and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of 12b-1 fees and administrative service fees were charged, the "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to [ ]% for Class A shares, [ ]% for Class B shares and C shares, [ ]% for Class R shares and [ ]% for Institutional Service Class shares before the Trust would be required to further limit the Fund's expenses.
10"Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares average daily net assets. [ONLY INCLUDE THIS FOOTNOTE IF 12B-1 FEES FOR CLASS R SHARES ARE STILL BASED ON ESTIMATES.]

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

-------------------------------------------------------------------------------------------------------------------------
                          1 YEAR                  3 YEARS                 5 YEARS                 10 YEARS
-------------------------------------------------------------------------------------------------------------------------
Class A Shares*          $[     ]                $[     ]                $[     ]                $[     ]
-------------------------------------------------------------------------------------------------------------------------
Class B Shares           $[     ]                $[     ]                $[     ]                $[     ]
-------------------------------------------------------------------------------------------------------------------------
Class C Shares           $[     ]                $[     ]                $[     ]                $[     ]
-------------------------------------------------------------------------------------------------------------------------
Class R Shares           $[     ]                $[     ]                $[     ]                $[     ]
-------------------------------------------------------------------------------------------------------------------------
Institutional Service
Class Shares             $[     ]                $[     ]                $[     ]                $[     ]
-------------------------------------------------------------------------------------------------------------------------
Institutional Class      $[     ]                $[     ]                $[     ]                $[     ]
-------------------------------------------------------------------------------------------------------------------------

You would pay the following expenses on the same investment if you did not sell your shares:**

-------------------------------------------------------------------------------------------------------------------------
                          1 YEAR                  3 YEARS                 5 YEARS                 10 YEARS
-------------------------------------------------------------------------------------------------------------------------
Class B Shares           $[     ]                $[     ]                $[     ]                $[     ]
-------------------------------------------------------------------------------------------------------------------------
Class C Shares           $[     ]                $[     ]                $[     ]                $[     ]
-------------------------------------------------------------------------------------------------------------------------

 *Assumes a CDSC does not apply.
**Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. [Please confirm.]

SECTION 3 FUND DETAILS

PRINCIPAL INVESTMENTS
To implement the principal investment strategies described in the Fund Summaries, the Funds may use the following types of securities. The Statement of Additional Information contains more on the Funds' principal investments and strategies and can be requested from the addresses or phone numbers on the back of this Prospectus.

----------------------------------------------------------------------------------------------------------------------------
                                                           Gartmore     Gartmore      Gartmore    Gartmore     Gartmore
                                                           Mid Cap      Nationwide    Small Cap   U.S.         Worldwide
                                                           Growth       Leaders Fund  Leaders     Growth       Leaders Fund
                                                           Leaders                    Fund        Leaders
                                                           Fund                                   Fund
---------------------------------------------------------- ------------ ------------- ----------- ------------ -------------
Cash or money market securities that are considered        o            o             o           o            o
equivalent to cash. Typically, a Fund invests in these
securities when new money comes into a Fund and has not
been invested, or during unusual business, economic,
political or financial conditions. A large cash position
may reduce a Fund's losses in periods of declining prices
and provide liquidity to take advantage of attractive
opportunities. However, it could also prevent a Fund
from achieving its investment objectives if securities
prices rise.
---------------------------------------------------------- ------------ ------------- ----------- ------------ -------------
Common stocks are securities that represent ownership in   o            o             o           o            o
a corporation. Stockholders share in the corporation's
profits and losses:
   o   directly through any dividends paid by the
       corporation and
   o   indirectly, as the value of a company's stock
       changes in response to the company's profits,
       growth, or future prospects.

---------------------------------------------------------- ------------ ------------- ----------- ------------ -------------
Convertible Securities are corporate securities (usually                o                         o
preferred stocks or bonds), which the holder may
exchange for a fixed number of other securities (usually
common stock) at a set price or based on a
pre-determined formula. A portion of a convertible
security's value is based on the value of the underlying
common stock.

---------------------------------------------------------- ------------ ------------- ----------- ------------ -------------
Depositary receipts represent ownership interest in an     o                                                   o
underlying security that is held by a depositary,          (American
typically a financial institution such as a bank or        Depositary
trust company. They may be denominated in a currency       Receipts
other than that of the security they represent.            only.)
Generally, the holder of the depositary receipt receives
all payments of interest, dividends or capital gains
that are made on the underlying security.
   o   American Depositary Receipts are issued by a
       U.S. depositary (usually a U.S. bank).
   o   European and Global Depositary Receipts are
       issued by a depositary outside of the U.S.
       (usually a non-U.S. bank or trust company or a
       foreign branch of a U.S. bank).
   o   Sponsored depositary receipts are issued jointly
       by the financial institutional and the issuer of
       the underlying security.
   o   Unsponsored depositary receipts are issued only
       by the financial institution.
---------------------------------------------------------- ------------ ------------- ----------- ------------ -------------
Derivatives are securities contracts whose value is                                                            o
based on the performance of an underlying financial
asset, index or other investment. For example, an option
is a derivative because its value changes relative to
the performance of an underlying stock. An investment in
derivatives can alter multiple aspects of a fund's
positioning, such as market exposure or currency risk.
Often derivatives are used as a hedging strategy intended
to help offset potential changes in the value of other
portfolio securities.
---------------------------------------------------------- ------------ ------------- ----------- ------------ -------------
Initial public offerings (IPOs) are a company's first                                 o
offering of stock to the public.
---------------------------------------------------------- ------------ ------------- ----------- ------------ -------------
Securities Lending The Fund may lend securities to         o            o             o           o            o
financial institutions that provide cash or government
securities as collateral.
---------------------------------------------------------- ------------ ------------- ----------- ------------ -------------
Warrants. A warrant is a security that gives its holder                                                        o
the right to buy common stock at a specified price for a
specified period of time. Warrants are considered
speculative and have no value if they are not exercised
before their expiration date.
----------------------------------------------------------------------------------------------------------------------------

TEMPORARY INVESTMENTS
Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if a Fund's adviser or subadviser believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks; (4) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be persuing its investment objective and may miss potential market upswings.

SECTION 4 FUND MANAGEMENT

INVESTMENT ADVISER AND SUBADVISER
Gartmore Mutual Fund Capital Trust, 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the investment adviser for Gartmore Mid Cap Growth Leaders Fund, Gartmore Nationwide Leaders Fund, Gartmore Small Cap Leaders Fund and Gartmore U.S. Growth Leaders Fund. Gartmore Mutual Fund Capital Trust was organized in 1999 as an investment adviser for mutual funds.

Gartmore Global Asset Management Trust, 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the investment adviser for Gartmore Worldwide Leaders Fund. Gartmore Global Asset Management Trust was organized in July 2000 and advises mutual funds and other institutional accounts. Gartmore Global Partners, 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the subadviser for Gartmore Worldwide Leaders Fund and manages the Fund's assets in accordance with the investment objective and strategies. Gartmore Global Partners makes investment decisions and executes them by placing purchase and sell orders for securities.

Both advisers and the subadviser are part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring 10 affiliated investment advisers. Collectively, these affiliates (located in the U.S., U.K. and Japan) had over $x billion in net assets under management as of December 31, 2004, of which almost $[ ] billion is managed by Gartmore Mutual Fund Capital Trust, $[ ] billion by Gartmore Global Asset Management, and $[ ] billion by Gartmore Global Partners.

MANAGEMENT FEES [ALL PERFORMANCE FEE DISCLOSURES MUST BE REVIEWED BY ERIC MILLER. DUE TO SEC INQUIRY REGARDING DISCLOSURE OF PERFORMANCE FEES, BARBARA NUGENT SUGGESTED THAT ALREADY APPROVED LANGUAGE FROM THE PROSPECTUS SUPPLEMENTS (AUG. 3, 2004) AND PREVIOUSLY APPROVED PROSPECTUS LANGUAGE BE USED INSTEAD OF MAKING ANY CHANGES, UNLESS ERIC MILLER FEELS THAT CHANGES TO THE PERFORMANCE FEE DISCLOSURES WILL BE OKAY.] The Funds pay their respective investment advisers a base management fee on each Fund's average daily net assets. From its management fee, Gartmore Global Asset Management Trust pays Gartmore Global Partners a subadvisory fee on the Gartmore Worldwide Leaders Fund's average daily net assets.

PERFORMANCE-BASED FEES: GARTMORE NATIONWIDE LEADERS FUND AND GARTMORE WORLDWIDE LEADERS Effective July 1, 2004, the management fee payable by the Funds, as expressed as a percentage of each Fund's average daily net assets and not taking into account any applicable waivers, has been lowered to the base fee set forth below. See Management and Subadvisory Fees. The base management fee for both Funds and the base subadvisory fee for Gartmore Worldwide Leaders Fund, may increase or decrease depending on how Gartmore Nationwide Leaders Fund and Gartmore Worldwide Leaders Fund perform relative to their respective benchmarks. The Funds' benchmarks for determining these performance-based fees are:

Gartmore Nationwide Leaders Fund    S&P 500 Index
Gartmore Worldwide Leaders Fund     MSCI World Index

Once a full year has passed after implementation of the new performance fees, performance-based fees are determined at the end of every quarter by comparing each Fund's investment performance (using Class A shares) for the 12-month period preceding the end of that quarter to its respective benchmark. The base management and subadvisory fees are either increased or decreased proportionately by the following amounts based on how much the Fund outperformed or underperformed its benchmark.

                OUT OR UNDERPERFORMANCE                    CHANGE IN FEES
                +/- 1 percentage point                     +/- 0.02%
                +/- 2 percentage points                    +/- 0.04%
                +/- 3 percentage points                    +/- 0.06%
                +/- 4 percentage points                    +/- 0.08%
                +/- 5 percentage points                    +/- 0.10%

The first performance fee payment or penalty, if any, will be made at the end of September 2005 for the Gartmore Nationwide Leaders Fund and Gartmore Worldwide Leaders Fund (15 months after they implemented the performance-based fees on July 1, 2004.) Thereafter, performance adjustments will be made quarterly.

PERFORMANCE-BASED FEES: GARTMORE U.S. GROWTH LEADERS FUND
The base management fee, may increase or decrease depending on the Gartmore U.S. Growth Leaders Fund's performance relative to its benchmark, the S&P 500 Index.

Performance-based fees are determined by the Fund's performance using Class A shares relative to its benchmark over a 36-month period. If the Fund outperforms its benchmark by 12% or more over the 36-month period, the Fund pays the maximum management fees shown in the table below. If the Fund underperforms its benchmark by 12% or more over the 36-month period, the Fund pays the minimum management fees shown in the table below. If the under- or outperformance is less than 12%, there is no adjustment and the Fund's adviser receives the base fee shown in the table below. [We are assuming that the phase in period is over.]

The Statement of Additional Information contains more detailed information about performance-based fee adjustments and can be requested from the addresses or phone numbers on the back of this prospectus.

MANAGEMENT AND SUBADVISORY FEES
Expressed as a Percentage of Each Fund's Daily Net Assets

This table shows the base management and subadvisory fees, as well as the maximum and minimum fees, if applicable.

-------------------------------------------------------------------------------------------------------------------------
Net Assets                            Minimum Fee                      Base Fee                     Maximum Fee
--------------------------- -------------------------------- ------------------------------ -----------------------------
                                Management      Subadvisory    Management     Subadvisory     Management     Subadvisory
--------------------------- ----------------- -------------- -------------- --------------- -------------- --------------
GARTMORE MID CAP GROWTH
LEADERS FUND
--------------------------- ----------------- -------------- -------------- --------------- -------------- --------------
On assets up to $250               --              --            0.80%            --             --             --
million
--------------------------- ----------------- -------------- -------------- --------------- -------------- --------------
On assets of $250 million          --              --            0.77%            --             --             --
up to $1 billion
--------------------------- ----------------- -------------- -------------- --------------- -------------- --------------
On assets of $1 billion            --              --            0.74%            --             --             --
up to $2 billion
--------------------------- ----------------- -------------- -------------- --------------- -------------- --------------
On assets of $2 billion            --              --            0.71%            --             --             --
up to $5 billion
--------------------------- ----------------- -------------- -------------- --------------- -------------- --------------
On assets of $5 billion            --              --            0.68%            --             --             --
and more
--------------------------- ----------------- -------------- -------------- --------------- -------------- --------------
GARTMORE NATIONWIDE
LEADERS FUND
--------------------------- ----------------- -------------- -------------- --------------- -------------- --------------
On assets up to $500             0.70%             --            0.80%            --            0.90%           --
million
--------------------------- ----------------- -------------- -------------- --------------- -------------- --------------
On assets of $500 million        0.60%             --            0.70%            --            0.80%           --
and more but less than $2
billion
--------------------------- ----------------- -------------- -------------- --------------- -------------- --------------
On assets of $2 billion          0.55%             --            0.65%            --            0.75%           --
and more
--------------------------- ----------------- -------------- -------------- --------------- -------------- --------------
GARTMORE SMALL CAP
LEADERS FUND
--------------------------- ----------------- -------------- -------------- --------------- -------------- --------------
All assets                         --              --            0.95%            --             --             --
--------------------------- ----------------- -------------- -------------- --------------- -------------- --------------
GARTMORE U.S. GROWTH
LEADERS FUND
--------------------------- ----------------- -------------- -------------- --------------- -------------- --------------
On assets up to $500             0.68%             --            0.90%            --            1.12%           --
million
--------------------------- ----------------- -------------- -------------- --------------- -------------- --------------
On assets of $500 million        0.62%             --            0.80%            --            0.98%           --
and more but less than $2
billion
--------------------------- ----------------- -------------- -------------- --------------- -------------- --------------
On assets of $2 billion          0.59%             --            0.75%            --            0.91%           --
and more
--------------------------- ----------------- -------------- -------------- --------------- -------------- --------------
GARTMORE WORLDWIDE
LEADERS FUND
--------------------------- ----------------- -------------- -------------- --------------- -------------- --------------
On assets up to $500             0.80%            0.35%          0.90%           .45%           1.00%          0.55%
million
--------------------------- ----------------- -------------- -------------- --------------- -------------- --------------
On assets of $500 million        0.75%           0.325%          0.85%          .425%           0.95%         0.525%
and more but less than $2
billion
--------------------------- ----------------- -------------- -------------- --------------- -------------- --------------
On assets of $2 billion          0.70%            0.30%          0.80%           .40%           0.90%          0.50%
and more
-------------------------------------------------------------------------------------------------------------------------
*Does not take into account any applicable waivers.

ACTUAL MANAGEMENT AND SUBADVISORY FEES PAID DURING FISCAL YEAR ENDED OCTOBER 31, 2004

                                            MANAGEMENT FEES     SUBADVISORY FEES
Gartmore Mid Cap Growth Leaders Fund:       0.88%               n/a
Gartmore Nationwide Leaders Fund:           0.87%               n/a
Gartmore Small Cap Leaders Fund:            n/a                 n/a
Gartmore U.S. Growth Leaders Fund:          1.07%               n/a
Gartmore Worldwide Leaders Fund:            0.57%               0.40%

PORTFOLIO MANAGEMENT--GARTMORE MID CAP GROWTH LEADERS FUND
[See suggested formatting changes below to better clarify division between the Funds.]
Joseph C. O'Connor is responsible for the day-to-day management of the Fund, including the selection of the Fund's investments. Mr. O'Connor is a portfolio manager with the Fund's Adviser. He is also a Managing Director of Gartmore Separate Accounts, LLC, an affiliate of the Adviser, where he is primarily responsible for the management of the mid-cap portfolio. Previously, Mr. O'Connor was Senior Vice President, Managing Director and Board Member of Groupama Asset Management N.A., which he joined in 2000. In May 2003, Gartmore acquired Groupama and renamed the firm Gartmore Separate Accounts, LLC. Gartmore Separate Accounts assumed the investment advisory and operational responsibilities of Groupama Asset Management. Mr. O'Connor also served as Managing Director of the Corporate Bond Department of Donaldson, Lufkin & Jenrette from 1989 to 2000.

THE PORTFOLIO MANAGER'S PAST PERFORMANCE
The following information is intended to show Mr. O'Connor's past experience in managing accounts with substantially similar investment objectives, policies and strategies as the Fund. The investment results show the net historical performance of the mid-cap equity composite of Gartmore Separate Accounts, LLC. Performance is shown since April 2000 when Mr. O'Connor became responsible for the accounts in the Composite. The Composite uses a growth style of equity portfolio management with a market-cap range similar to the Russell Midcap Growth Index, the Fund's benchmark, which has also been included for comparison. The Russell Midcap Growth Index is an unmanaged index of stocks of medium-sized U.S. companies and includes securities that are similar, but not identical to those in the Fund and the Composite.

NET ANNUALIZED RETURNS AS OF SEPTEMBER 30, 2004
                                  GARTMORE MID CAP
                                  EQUITY COMPOSITE   RUSSELL MIDCAP GROWTH INDEX
1 year ended December 31, 2004
Period from April 1, 2000 until
December 31, 2004*

*Performance since Joseph O'Connor became manager of the Composite. From April
 2000 through May 12, 2003, the performance reflects the Composite of Groupama Asset Management N.A, which preceded Gartmore Separate Accounts, LLC as adviser of the Composite.

The performance information about the Composite has been included for comparison purposes. THE PERFORMANCE IS SEPARATE AND DISTINCT FROM THE FUND. IT DOES NOT GUARANTEE SIMILAR RESULTS FOR THE FUND AND SHOULD NOT BE VIEWED AS A SUBSTITUTE FOR THE FUND'S OWN PERFORMANCE.

Performance results are shown "net" of investment management fees, which are lower than the total fees for each class of the Fund. Performance does not reflect sales charges that apply to the Fund's Class A, B, C and D shares. If the Fund's higher expenses and applicable sales charges were reflected, the performance of the Composite would be lower. Performance reflects trade execution costs and assumes the reinvestment of dividends and capital gains.

The performance of the Composite may not be comparable to the Fund's performance because of the following differences:

    o        Brokerage commissions and dealer spreads
    o        Expenses (including management fees)
    o The size of investments in particular securities relative to the portfolio size
    o The timing of purchases and sales (including the effect of market conditions at that time)
    o        Cash flows into the portfolio
    o        The availability of cash for new investments
    o Unlike the Fund, the private accounts included in the Composite are not registered mutual funds under the Investment Company Act of 1940 and, consequently, may not be required to meet the same diversification requirements as mutual funds or follow the same tax restrictions and investment limitations as mutual funds.

    o Performance calculations for the composite index were based on methodology of the Association for Investment Management & Research, which is different from that of the U.S. Securities and Exchange Commission and could cause different performance data for identical time periods.

Composite returns include portfolios that meet the following criteria: full discretionary investment authority; under management for at least one full reporting period; and following common investment strategies. The performance results include one non-fee paying proprietary account from August 13, 2003.

PORTFOLIO MANAGEMENT--GARTMORE NATIONWIDE LEADERS FUND

Gary D. Haubold, CFA, senior portfolio manager, is responsible for the day-to-day management of the Fund, including the selection of the Fund's investments. He currently also manages the Gartmore GVIT Nationwide Leaders Fund and co-manages the Gartmore Nationwide Fund and the Gartmore GVIT Nationwide Fund. Mr. Haubold joined Gartmore Mutual Fund Trust in December 2003 from Edge Capital Management, an equity hedge fund he founded in 2000. [Between 1997 and 2000, he was the senior portfolio manager on several small-, mid- and large-cap value funds at Pilgrim Baxter and Associates. Prior to Pilgrim Baxter, Mr. Haubold was a senior portfolio manager at Miller Anderson & Sherrerd, which is now part of Morgan Stanley Asset Management. Mr. Haubold has over 20 years investment management experience. ] [Depending on when in 2000 he was at PHBG, could possibly delete since only 5 years of past experience is necessary. See past experience below to see if experience beyond five years can be dropped off.]

PORTFOLIO MANAGEMENT--GARTMORE SMALL CAP LEADERS FUND

Carl Wilk, senior portfolio manager of the Gartmore Small Cap Growth Team, and Gary Haubold, senior portfolio manager of the Gartmore Small Cap Value Team, are co-portfolio managers, responsible for day-to-day management of the Fund.

         GARTMORE SMALL CAP GROWTH TEAM MEMBERS Carl P. Wilk, CFP joined Gartmore in April 2002. Previously, Mr. Wilk was Senior Portfolio Manager and Partner of Munder Capital Management and portfolio manager of the Munder MicroCap Equity Fund, as well as co-manager of the Munder Small Company Growth Fund. Mr. Wilk also managed the small company focus style for institutional and wrap accounts for Munder Capital Management. Mr. Wilk has over 17 years experience managing micro and small capitalization securities.

         Karl Knas, CPA, joined the Gartmore Small Cap Growth Team in March 2003. Previously, he was an equity research analyst at SoundView Technology Group from August 2001. Between February and August 2001, he was an equity research associate at Salomon Smith Barney. From January 2000 through February 2001 he was in business development at Telution. Between August 1999 and January 2000 he was studying for his MBA at the University of Chicago.

         GARTMORE SMALL CAP VALUE TEAM MEMBERS
         Gary D. Haubold, CFA, has 20 years of investment experience and joined Gartmore in December 2003 from Edge Capital Management, an equity hedge fund he founded in 2000. See "Gartmore Nationwide Leaders Fund" above for more information regarding. Mr. Haubold's investment management experience.

         Bill Gerlach joined the Gartmore Small Cap Value Team in December 2003. From 1991 until he joined Gartmore, he held numerous positions at Morgan Stanley Investment Management - Miller Anderson & Sherrard, LLP. He was team leader for Mid and Small Cap Equity, managing core and value investment styles.

         Charles Purcell joined the Gartmore Small Cap Value Team in December 2003. From 1994, he held numerous positions at Morgan Stanley Investment Management - Miller Anderson & Sherrard, LLP, including co-portfolio manager for both Mid Cap Core and Mid Cap Value portfolios.

PORTFOLIO MANAGEMENT--GARTMORE U.S. GROWTH LEADERS FUND

Christopher Baggini, senior portfolio manager, and Douglas Burtnick, portfolio manager, are responsible for the day-to-day management of the Fund, including the selection of the Fund's investments.

Mr. Baggini joined Gartmore in March 2000. Previously, he served as Portfolio Manager for Allied Investment Advisors from November 1996 to March 2000.

Mr. Burtnick joined Gartmore in May 2002. He came from Brown Brothers Harriman & Company where he served from 2000 to 2002 as a portfolio manager and a risk manager in the private client group. From 1998 to 2002, he worked at Barra, Inc., a risk management firm, where he led a group focused on portfolio construction and risk management for institutional investors and hedge funds.

PORTFOLIO MANAGEMENT--GARTMORE WORLDWIDE LEADERS FUND

Gartmore Global Partners takes a team approach to portfolio management, allowing investors to benefit from the skills of all members of the team. Neil Rogan is the leader of the portfolio management team responsible for day-to-day management of the Gartmore Worldwide Leaders Fund. Mr. Rogan joined Gartmore Investment Management plc, an affiliate of the Fund's subadviser, in September 1997 as head of Asia Pacific Equities. In December 1999, he was appointed head of International Equities with responsibility for the Asia Pacific, Emerging Markets, Japanese, U.S. and Global Equities management teams. In January 2001 Mr. Rogan accepted responsibility for the Global Equity Team. Previously, Mr. Rogan worked for Jardine Fleming Investment Management in Hong Kong where he served as a director and senior fund manager (1992-1997), Flemings in London where he was appointed head of the Pacific Region Portfolios Group in 1989 (1985-1992), and Touche Remnant where he specialized in Pacific and Emerging Markets (1982-1985).

SECTION 5 INVESTING WITH GARTMORE

CHOOSING A SHARE CLASS

Call-out Box for Choosing a Share Class section:

When selecting a share class, you should consider the following:
    o        Which share classes are available to you,
    o        How long you expect to own your shares,
    o        How much you intend to invest,
    o Total costs and expenses associated with a particular share class, and
    o        Whether you qualify for any reduction or waiver of sales charges.
Your financial adviser can help you to decide which share class is best suited to your needs.

The Funds offer several different share classes each with different price and cost features. The table below compares Class A, Class B and Class C shares, which are available to all investors.

Class R, Institutional Service Class and Institutional Class shares are available only to certain investors. For eligible investors, Class R, Institutional Service Class shares and Institutional Class shares may be more suitable than Class A, Class B or Class C shares.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.

-------------------------------------------------------------------------------------------------------------

COMPARING CLASS A, CLASS B AND CLASS C SHARES
-------------------------------------------------------------------------------------------------------------
CLASSES AND CHARGES                                     POINTS TO CONSIDER
------------------------------------------------------- -----------------------------------------------------
CLASS A SHARES
------------------------------------------------------- -----------------------------------------------------
Front-end sales charge up to 5.75%                      A front-end sales charge means that a portion of
                                                        your initial investment goes toward the sales
                                                        charge and is not invested.
------------------------------------------------------- -----------------------------------------------------
Contingent deferred sales charge (CDSC)1                Reduction and waivers of sales charges
                                                        are available.
------------------------------------------------------- -----------------------------------------------------
Annual service and/or 12b-1 fee up to 0.25%             Total annual operating expenses are lower than
                                                        Class B and Class C charges which means higher
                                                        dividends per share.
------------------------------------------------------- -----------------------------------------------------
                                                        No conversion feature.
------------------------------------------------------- -----------------------------------------------------
                                                        No maximum investment amount.
------------------------------------------------------- -----------------------------------------------------
CLASS B SHARES
------------------------------------------------------- -----------------------------------------------------
CDSC up to 5.00%                                        No front-end sales charge means your full investment
                                                        immediately goes toward buying shares.
------------------------------------------------------- -----------------------------------------------------
Annual service and/or 12b-1 fee up to 1.00%             No reduction of CDSC, but waivers are available.
------------------------------------------------------- -----------------------------------------------------
                                                        The contingent deferred sales charge declines
                                                        1% each year to zero after six years.
------------------------------------------------------- -----------------------------------------------------
                                                        Total annual operating expenses are higher than
                                                        Class A charges which means lower dividends
                                                        per share are paid.

------------------------------------------------------- -----------------------------------------------------
                                                        Automatic conversion to Class A shares after
                                                        seven years, which means lower annual expenses in
                                                        the future.
------------------------------------------------------- -----------------------------------------------------
                                                        Maximum investment amount of $100,000. Larger
                                                        investments may be rejected.
------------------------------------------------------- -----------------------------------------------------
CLASS C SHARES
------------------------------------------------------- -----------------------------------------------------
CDSC of 1.00%                                           No front-end sales charge means your full investment
                                                        immediately goes toward buying shares.
------------------------------------------------------- -----------------------------------------------------
Annual service and/or 12b-1 fee up to 1.00%             No reduction of CDSC, but waivers are available.
------------------------------------------------------- -----------------------------------------------------

------------------------------------------------------- -----------------------------------------------------
                                                        The contingent deferred sales charge declines to
                                                        zero after one year.
------------------------------------------------------- -----------------------------------------------------
                                                        Total annual operating expenses are higher than
                                                        Class A charges which means lower dividends per
                                                        share.
------------------------------------------------------- -----------------------------------------------------
                                                        No conversion feature.
------------------------------------------------------- -----------------------------------------------------
                                                        Maximum investment amount of $1,000,0002. Larger
                                                        investments may be rejected.
------------------------------------------------------- -----------------------------------------------------

1 Unless you are otherwise eligible to purchase Class A shares without a sales charge, a CDSC of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and for which a finder's fee was paid. With respect to such purchases, a finder's fee of up to 1.00% on investments in Class A shares that were not subject to a sales charge may be paid to your financial adviser or other intermediary. The CDSC covers the finder's fee paid by the Distributor to your financial adviser or other intermediary.
2 This limit was calculated based on a one-year holding period.

CLASS A SHARES

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-end Sales Charges for Class A Shares.

--------------------------------------------------------------------------------------------
                                Sales Charge as a percentage of                   Dealer
                                                                                Commission
                                                                                    as
                                                  Net Amount Invested           Percentage
Amount of Purchase           Offering Price       (approximately)               of Offering
                                                                                   Price
---------------------------- -------------------- ---------------------------- -------------
Less than $50,000                   5.75%                    6.10%                5.00%
---------------------------- -------------------- ---------------------------- -------------
$50,000 to $99,999                  4.75                     4.99                  4.00
---------------------------- -------------------- ---------------------------- -------------
$100,000 to $249,999                3.50                     3.63                  3.00
---------------------------- -------------------- ---------------------------- -------------
$250,000 to $499,999                2.50                     2.56                  2.00
---------------------------- -------------------- ---------------------------- -------------
$500,000 to $999,999                2.00                     2.04                  1.75
---------------------------- -------------------- ---------------------------- -------------
$1 million or more                  None                     None                 None*
--------------------------------------------------------------------------------------------

* Dealer may be eligible for a finder's fee as described in "Purchasing Class A Shares without a Sales Charge" below.


REDUCTION AND WAIVER OF CLASS A SALES CHARGES

If you qualify for a reduction or waiver of Class A sales charges, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. [Insert a statement to state how the value of accounts will be determined for reduction/waiver purposes. For example, Franklin Templeton states the following: "The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current net asset value."] You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See "Reduction of Class A Sales Charges" and "Waiver of Class A Sales Charges" below and "Reduction of Class A Sales Charges" and "Net Asset Value Purchase Privilege (Class A Shares Only)" in the SAI for more information. This information regarding breakpoints is also available free of charge at www.gartmorefunds/funds/ptbreak.jsp.

Reduction of Class A Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

o A Larger Investment. The sales charge decreases as the amount of your investment increases.
o Rights of Accumulation. You and other family members living at the same address can combine the current value of your Class A investments in all Gartmore Funds (except Gartmore Money Market Fund), in order to qualify for a reduced sales charge. If you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be included.
o Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.
o Share Repurchase Privilege. If you sell Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of selling shares on which you previously paid a sales charge,. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your sale and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

o Letter of Intent Discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Gartmore Money Market
         Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

Waiver of Class A Sales Charges

Front-end sales charges on Class A shares are waived for the following purchasers:
    o People purchasing shares through an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges.
    o Directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor.
    o        Retirement plans.
    o Investment advisory clients of Gartmore Mutual Funds Trust, Gartmore SA Capital Trust and their affiliates. Directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.
[The prospectus supplement dated September 29, 2004 includes a longer list of persons eligible for sales charge waivers. What was the reason for choosing to list these purchasers?]
The Statement of Additional Information lists other investors eligible for sales charge waivers.

PURCHASING CLASS A SHARES WITHOUT A SALES CHARGE
Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the funds offered by Gartmore Mutual Funds and Gartmore Mutual Funds II, Inc. (including the Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) of up to 1.00% applies if a "finder's fee" is paid by the Distributor to your financial adviser or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finder's fee paid to the selling dealer.

The CDSC does not apply:

    o if you are eligible to purchase Class A shares without a sales charge for another reason.
    o to shares acquired through reinvestment of dividends or capital gain distributions.

CONTINGENT DEFERRED SALES CHARGE ON CERTAIN SALES OF CLASS A SHARES

-------------------------------------------------------------------------------------------------------------
Amount of                             $1 million               $4 million                 $25 million
Purchase                            to $3,999,999            to $24,999,999                 or more
------------------------------- ----------------------- -------------------------- --------------------------
If sold within                                                   18 months
------------------------------- -----------------------------------------------------------------------------
Amount of CDSC                          1.00%                     0.50%                      0.25%
------------------------------- ----------------------- -------------------------- --------------------------

Any contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a contingent deferred sales charge are sold first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see "Waiver of Contingent Deferred Sales Charges-Class A, Class B, and Class C Shares" for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Fund(s) is described above; however, the CDSCs for Class A shares of other Gartmore Funds may be different and are described in their respective prospectuses. If you purchase more than one Gartmore Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Gartmore Funds purchased and is proportional to the amount you redeem from each Gartmore Fund.

CALLOUT BOX: PUT BETWEEN CLASS A AND CLASS B SECTIONS

WAIVER OF CONTINGENT DEFERRED SALES CHARGES
CLASS A, CLASS B, AND CLASS C SHARES
The CDSC is waived on:
o the sale of Class A, Class B or Class C shares purchased through reinvested dividends or distributions. However, a CDSC is charged if you sell your Class B or Class C shares and then reinvest the proceeds in Class B or Class C shares within 30 days. The CDSC is re-deposited into your new account.
o Class B or Class C shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or disability.
o mandatory withdrawals from traditional IRA accounts after age 70-1/2 and for other required distributions from retirement accounts.
o sales of Class C shares from retirement plans offered by the Nationwide Trust Company
o        For more complete information, see the Statement of Additional
         Information.

CLASS B SHARES

[WE WOULD LIKE TO DISCLOSE THE 4% DEALER CONCESSION IN THIS SECTION. WHO HAS LANGUAGE OR DETAILS?]

Class B shares may be appropriate if you do not want to pay a front-end sales charge and anticipate holding your shares for longer than six years.

If you sell Class B shares within six years of purchase you must pay a contingent deferred sales charge (if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

-------------------------------------------------------------------------------------------------------------
Sale within          1 year     2 years       3 years      4 years        5 years    6 years     7 years or
                                                                                                 more
-------------------- ---------- ------------- ------------ -------------- ---------- ----------- ------------
Sales charge            5%           4%           3%            3%           2%          1%          0%
-------------------- ---------- ------------- ------------ -------------- ---------- ----------- ------------

CONVERSION OF CLASS B SHARES

After you hold your Class B shares for seven years, they automatically convert at no charge into Class A shares, which carry the lower Rule 12b-1 fees. Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted; however, the total dollar value will be the same.


CLASS C SHARES

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you sell your Class C shares within the first year after you purchase them you must pay a contingent deferred sales charge of 1%.

For both B and C shares, the contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a contingent deferred sales charge are sold first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See "Waiver of Contingent Deferred Sales Charges-Class A, Class B, and Class C Shares" for a list of situations where a CDSC is not charged.

CLASS R SHARES

Class R Shares are available to retirement plans including:

o        401(k) plans,
o        457 plans,
o        403(b) plans,
o        profit sharing and money purchase pension plans,
o        defined benefit plans,
o        non-qualified deferred compensation plans, and
o other retirement accounts in which the retirement plan or the retirement plan's financial service firm has an agreement with the Distributor to use Class R shares.

The above-referenced plans are generally small and mid-sized retirement plans, having at least $1 million in assets, where shares are held through omnibus accounts, that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.

Class R shares are not available to:

o        retail retirement accounts,
o        institutional non-retirement accounts,
o        traditional and Roth IRAs,
o        Coverdell Education Savings Accounts,
o        SEPs and SAR-SEPs,
o        SIMPLE IRAs,
o        one-person Keogh plans,
o        individual 403(b) plans, or
o        529 Plan accounts.


CALL OUT BOX--PLACE BETWEEN CLASS R AND INSTITUTIONAL CLASSES

SHARE CLASSES AVAILABLE ONLY TO INSTITUTIONAL ACCOUNTS
------------------------------------------------------

The Fund(s) offer Institutional Service Class, Institutional Class and Class R shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

    o the level of distribution and administrative services the plan requires,
    o        the total expenses of the share class , and
    o the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.


INSTITUTIONAL SERVICE CLASS SHARES
----------------------------------

Institutional Service Class shares are available for purchase only by the following:

o retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;
o retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Fund(s) for these services;
o a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative service fee;
o registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Fund(s) for providing services; or
o life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(a) plans.

INSTITUTIONAL CLASS SHARES
--------------------------

Institutional Class shares are available for purchase only by the following:

    o funds of funds offered by the Distributor or other affiliates of the Fund;
    o retirement plans for which no third-party administrator receives compensation from the Fund(s);
    o institutional advisory accounts of Gartmore Mutual Funds Trust or its affiliates, those accounts which have client relationships with an affiliate of Gartmore Mutual Funds Trust, its affiliates and their corporate sponsors, subsidiaries; and related retirement plans;
    o rollover individual retirement accounts from such institutional advisory accounts;
    o a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative service fees to the financial institution;

    o registered investment advisers investing on behalf of institutions and high net-worth individuals where the advisers derive compensation for advisory services exclusively from clients; or
    o high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

SALES CHARGES, DISTRIBUTION PLANS AND SERVICE FEES

SALES CHARGES
Sales charges, if any, are paid to the Funds' distributor, Gartmore Distribution Services, Inc. ("Distributor"). These fees are either kept or paid to your financial adviser or other intermediary.

DISTRIBUTION AND SERVICE FEES
The Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C and Class R shares of the Fund(s) to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services. Class A, Class B, Class C and Class R shares pay distribution and/or service fees to the Distributor. These fees are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services. Institutional Class and Institutional Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds' assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class B, Class C and Class R shares pay the Distributor annual amounts not exceeding the following:

-------------------------------- ----------------------------------------------
CLASS                            AS A % OF DAILY NET ASSETS
-------------------------------- ----------------------------------------------
Class A shares                   0.25% (distribution or service fee)
-------------------------------- ----------------------------------------------
Class B shares                   1.00% (0.25% service fee)
-------------------------------- ----------------------------------------------
Class C shares                   1.00% (0.25% service fee)
-------------------------------- ----------------------------------------------
Class R shares                   0.50% (0.25% of which may be either a
                                 distribution or service fee)
-------------------------------- ----------------------------------------------

ADMINISTRATIVE SERVICE FEES
Class A, Class R and Institutional Service Class shares may also pay administrative service fees. The Trust pays these fees to providers of recordkeeping and/or other administrative support services. Administrative service fees from Class R shares are paid to those who provide recordkeeping and/or other administrative services to retirement plans and their participants.

REVENUE SHARING
The Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributor may also make payments for marketing, promotional, or related expenses to dealers. The amount of these payments is determined by the Distributor. The manager or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include:

    o        the Funds' Distributor and other affiliates of the manager,
    o        broker-dealers,
    o        financial institutions, and
    o other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales; current or historical assets; or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you.

Contact your financial intermediary for details about revenue sharing payments it may receive.

CONTACTING GARTMORE FUNDS

CUSTOMER SERVICE REPRESENTATIVES are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 1-800-848-0920.

AUTOMATED VOICE RESPONSE Call 1-800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:
    o        make transactions
    o        hear fund price information
    o        obtain mailing and wiring instructions

INTERNET Go to WWW.GARTMOREFUNDS.COM 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

    o       download Fund prospectuses
    o       obtain information on the Gartmore Funds
    o       access your account information
    o       request transactions, including purchases, redemptions and exchanges

BY REGULAR MAIL Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

BY OVERNIGHT MAIL Gartmore Funds, 3435 Stelzer Road, Columbus Ohio 43219.

BY FAX 614-428-3278

FUND TRANSACTIONS--CLASS A, CLASS B, AND CLASS C SHARES

-------------------------------------------------------------------------------------------------------------
All transaction orders must be received by the Funds' agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund's NAV to receive that day's NAV.
-------------------------------------------------------------------------------------------------------------
HOW TO BUY SHARES                     HOW TO EXCHANGE SHARES              HOW TO SELL SHARES
(Be sure to specify the class of      (Exchange privileges may be         (A medallion signature guarantee
shares you wish to purchase)          amended or discontinued upon        may be required. See "Medallion
                                      60-day written notice to            Signature Guarantee" below.)
                                      shareholders.)
-------------------------------------------------------------------------------------------------------------
Through an authorized intermediary. The Funds' Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the
Funds. Your transaction is processed at the NAV next calculated after the Funds' agent or an authorized intermediary receives your order.
-------------------------------------------------------------------------------------------------------------
By mail. Complete an application      By mail or fax. You may request an exchange or redemption by mailing
and send with a check made payable    or faxing a letter to letter Gartmore Funds, The letter must include
to: Gartmore Funds. Payment must be   your account numbers and the names of the Fund you wish to exchange
made in U.S. dollars and drawn on a   from and to. The letter must be signed by all account owners. We
U.S. bank. The Funds do not accept    reserve the right to request original documents for any faxed
third-party checks, travelers'        requests.
checks or money orders.
-------------------------------------------------------------------------------------------------------------
By telephone
You will have automatic telephone privileges unless you decline this option on your application.

The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.

Additional information for selling shares:
The following types of accounts can use the voice-response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minors.

A check made payable to the shareholder of record will be mailed to the address of record.

The Fund may record telephone instructions to sell shares. and may request sale instructions in writing, signed by all shareholders on the account.
-------------------------------------------------------------------------------------------------------------

On-line. Transactions may be made through the Gartmore funds website. However, The Funds may discontinue on-line transactions of Fund shares at any time.
-------------------------------------------------------------------------------------------------------------
By bank wire. You may have your       Bank wire is not an option for      By bank wire. The Funds can wire
bank transmit funds by (federal       exchanges.                          the proceeds of your sale
funds) wire to the Funds' custodian                                       directly to your account at a
bank, unless you declined automatic                                       commercial bank (a voided check
telephone privileges on your                                              must be attached to your
application. (The authorization                                           application), unless you declined
will be in effect unless you give                                         telephone privileges on your
the Fund written notice of its                                            application. (The authorization
termination.)                                                             will be in effect unless you give
o    If you choose this method                                            the Fund written notice of its
     to open a new account, you                                           termination.)
     must call our toll-free number                                       o    Your proceeds will be
     before you wire your                                                      wired to your bank on the
     investment and arrange to fax                                             next business day after your
     your completed application.                                               order has been processed.
o    Your bank may charge a fee                                           o    Gartmore deducts a $20
     to wire funds.                                                            service fee from the sale
                                                                               proceeds for this service
                                                                          o    Your financial institution
                                                                               may also charge a fee for
                                                                               receiving the wire.
                                                                          o    Funds sent outside the
                                                                               U.S. may be subject to
                                                                               higher fees.
-------------------------------------------------------------------------------------------------------------
Automated Clearing House is not an option for purchases or exchanges.     By Automated Clearing House
                                                                          (ACH). Your redemption proceeds
                                                                          can be sent to your bank via ACH
                                                                          on the second business day after
                                                                          your order has been processed (a
                                                                          voided check must be attached to
                                                                          your application). Money sent
                                                                          through ACH should reach your
                                                                          bank in two business days. There
                                                                          is no fee for this service. (The
                                                                          authorization will be in effect
                                                                          unless you give the Fund written
                                                                          notice of its termination.)
-------------------------------------------------------------------------------------------------------------
Retirement plan participants should contact their retirement plan administrator regarding transactions.
Retirement plans or their administrators wishing to conduct transactions should call our toll-free number.
Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or
Institutional Class shares should call our toll-free number.
-------------------------------------------------------------------------------------------------------------

BUYING SHARES

SHARE PRICE. The net asset value or "NAV" is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

    o        calculated at the close of regular trading (usually 4 p.m. Eastern
             Time) each day the New York Stock Exchange is open.
    o generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number outstanding shares of that class.

The purchase or "offering" price for Fund shares is the NAV (for a particular class) next determined after the order is received, plus any applicable sales charge.

In determining net asset value, the Fund's assets are valued primarily on the basis of market quotations. However, the Fund(s) Board of Trustees has adopted procedures for making "fair value" determinations if market quotations are not readily available or if the Fund(s)' administrator or agent believes a market price does not represent fair value. Fair value determinations are required for securities whose value is affected by a "significant" event that materially affects the value of a domestic or a foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund's NAV.

The Funds, to the extent that they hold foreign equity securities, will also value securities at fair value in the circumstances described below. Generally, trading in foreign securities markets are completed each day at various times prior to the time of a Fund's NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time of the Funds' NAV is calculated, the Funds will fair value their foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Funds' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When a Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

[Barbara Nugent's Note to Kate, Jim, and Peter: Beth Davin's "plan" on which funds had "short form" fair value disclosure (see pages 20 and 21 of current disclosure and which had "long form", I believe was that any funds that have foreign investments as a principal strategy get the long from (shown above). Jim, you can call Beth if you want to confirm or get more "background". This is my recollection.]

Call out box for this section

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.
- New Year's Day
- Martin Luther King, Jr. Day
- Presidents' Day
- Good Friday
- Memorial Day
- Independence Day
- Labor Day
- Thanksgiving Day
- Christmas Day
- Other days when the New York Stock Exchange is not open.


Call out or sidebar:

         MINIMUM INVESTMENTS - CLASS A, CLASS B AND CLASS C SHARES
         To open an account $2,000 (per Fund)
         To open an IRA account $1,000 (per Fund)
         ----------------------------------------------------------------

         Additional investments $100 (per Fund)
         To start an Automatic Asset
         Accumulation Plan $1,000
         ----------------------------------------------------------------
         Additional Investments
         (Automatic Asset Accumulation Plan) $50

         MINIMUM INVESTMENTS - INSTITUTIONAL SERVICE CLASS SHARES
         To open an account $50,000 (per Fund)
         Additional investments No Minimum
         ----------------------------------------------------------------
         MINIMUM INVESTMENTS - INSTITUTIONAL CLASS SHARES
         To open an account $1,000,000 (per Fund) Additional investments No Minimum
         ----------------------------------------------------------------
         Minimum investment requirements do not apply to certain retirement plans or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

ACCOUNTS WITH LOW BALANCES - CLASS A, CLASS B AND CLASS C SHARES
Maintaining small accounts is costly for the Fund(s) and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the Fund(s)' minimum.

o If the value of your account (Class A, Class B or Class C shares only) falls below $2000 ($1000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are sold each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund(s) may waive the quarterly fee.
o The Fund(s) reserve the right to sell your remaining shares and close your account if a sale of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.


IN-KIND PURCHASES. The Fund(s) may accept payment for shares in the form of securities that are permissible investments for the Funds.

EXCHANGING SHARES

You may exchange your Fund shares for shares of any Gartmore Fund that is currently accepting new investments as long as:

o        both accounts have the same owner,
o your first purchase in the new fund meets its minimum investment requirement,
o you purchase the same class of shares. For example, you may exchange between Class A shares of any Gartmore Funds, but may not exchange between Class A shares and Class B shares.

The exchange privileges may be amended or discontinued upon 60 days' written notice to shareholders.

Generally, there are no sales charges for exchanges of Class B, Class C, Class R, Institutional Class or Institutional Service Class shares. However,

o if you exchange from Class A shares of a Fund with a lower sales charge to a Fund with a higher sales charge, you may have to pay the difference in the two sales charges.
o if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original fund is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Gartmore Money Market Fund.)

EXCHANGES INTO GARTMORE MONEY MARKET FUND
You may exchange between Class A, Class B, Class C or Institutional Service Class shares and the Prime Shares of the Gartmore Money Market Fund. However, if a sales charge was never paid on your Prime Shares, applicable sales charges apply to exchanges into other fund(s). In addition, if you exchange shares subject to a contingent deferred sales charge, the length of time you own Prime Shares of the Gartmore Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Gartmore Money Market Fund are subject to any CDSC that applies to the original purchase.

SELLING SHARES

You can sell or, in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you sell your shares is the net asset value (minus any applicable sales charges) next determined after the Fund's authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you sell may be worth more or less than their original purchase price depending on the market value of the Fund's investments at the time of the sale.

You may not be able to sell your Fund shares or Gartmore Funds may delay paying your redemption proceeds if:

    o the New York Stock Exchange is closed (other than customary weekend and holiday closings),
    o        trading is restricted, or
    o an emergency exists (as determined by the Securities and Exchange Commission).

Generally, the Fund will pay you for the shares that you sell within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 15 business days from the purchase date to allow time for your payment to clear. The Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

    o        is engaged in excessive trading or
    o if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

Under extraordinary circumstances, a Fund may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Gartmore Funds' ability to make a redemption-in-kind, see the Statement of Additional Information.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund's investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the Fund's current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

CALLOUT BOX
MEDALLION SIGNATURE GUARANTEE

A medallion signature guarantee is required for sales of Class A, Class B, and Class C shares in any of the following instances:

o        your account address has changed within the last 15 calendar days,

o the redemption check is made payable to anyone other than the registered shareholder,
o the proceeds are sent to a bank account not previously designated or changed within the past 10 business days,
o the proceeds are mailed to any address other than the address of record, or
o the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer's signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

MAKE THIS A SEPARATE CALL-OUT SECTION

EXCESSIVE TRADING
[PLEASE CONFIRM THAT ALL SUGGESTED REVISIONS ARE ACCURATE BEFORE INCORPORATING THEM TO THE FINAL PROSPECTUS.] [From Barbara: Kate, I note that you deleted "is discouraged." As Wilmer (per Beth) signed off on this disclosure for 2003 prospectus based on their representation of Gartmore in market timing matters, I would suggest you check with Eric Miller before making any substantial revisions in the event he wants Wilmer's input/signoff.] The Funds seek to deter short-term or excessive trading (often described as "market timing"). Excessive trading (either frequent exchanges between Gartmore Funds or sales and repurchases of Gartmore Funds within a short time period) may:

    o        disrupt portfolio management strategies,
    o        increase brokerage and other transaction costs, and
    o        negatively affect fund performance.

Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund's NAV (referred to as "arbitrage market timing"). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield
(junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices. [Insert any other market timing risks that are specific to any of the Funds.]

The Funds' Board of Trustees has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive short-term trading in the Funds:

Monitoring of Trading Activity
------------------------------

The Funds, through the investment adviser and/or subadviser and their agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, as the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's account.

Restrictions on Transactions

THE FUNDS HAVE BROAD AUTHORITY TO TAKE DISCRETIONARY ACTION AGAINST MARKET TIMERS AND AGAINST PARTICULAR TRADES. THEY ALSO HAVE SOLE DISCRETION TO:

    o RESTRICT PURCHASES OR EXCHANGES THAT THEY OR THEIR AGENTS BELIEVE CONSTITUTE EXCESSIVE TRADING.
    o REJECT TRANSACTIONS THAT VIOLATE A FUND'S EXCESSIVE TRADING POLICIES OR ITS EXCHANGE LIMITS

THE FUNDS HAVE ALSO IMPLEMENTED REDEMPTION AND EXCHANGE FEES TO DISCOURAGE EXCESSIVE TRADING AND TO HELP OFFSET THE EXPENSE OF SUCH TRADING.

In general:

o Exchanges may be limited to 12 exchanges out of a particular Fund within a rolling one-year period or an exchange equaling 1% or more of a Fund's NAV may be rejected and
o Redemption and exchange fees are imposed on certain Gartmore Funds. For these Gartmore Funds, the Gartmore Fund will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

Fair Valuation
--------------

The Funds have fair value pricing procedures in place. See Section 5, Investing with Gartmore, Buying Shares, Share Pricing. By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which the Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

Despite its best efforts, Gartmore Funds may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, Gartmore Funds may not be able to prevent all market timing and its potential negative impact.

EXCHANGE AND REDEMPTION FEES
In order to discourage excessive trading, the Gartmore Funds impose redemption and exchange fees on certain funds if you sell or exchange your shares within a designated holding period. The exchange fee is paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether an exchange fee applies, shares that were held the longest are redeemed first. If you exchange assets into a Fund with a redemption/exchange fee, a new period begins at the time of the exchange.

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these Funds into another Gartmore Fund if you have held the shares of the fund with the exchange for less than the minimum holding period listed below:

-------------------------------------------------------------------------------------------------------------
                              FUND                                        EXCHANGE/         MINIMUM HOLDING
                                                                       REDEMPTION FEE        PERIOD (DAYS)
------------------------------------------------------------------ ------------------------ -----------------
Gartmore China Opportunities Fund                                                    2.00%                90
------------------------------------------------------------------ ------------------------ -----------------
Gartmore Emerging Markets Fund                                                       2.00%                90
------------------------------------------------------------------ ------------------------ -----------------
Gartmore Global Financial Services Fund                                              2.00%                90
------------------------------------------------------------------ ------------------------ -----------------
Gartmore Global Health Sciences Fund                                                 2.00%                90
------------------------------------------------------------------ ------------------------ -----------------
Gartmore Global Natural Resources Fund                                               2.00%                90
------------------------------------------------------------------ ------------------------ -----------------
Gartmore Global Technology and Communications Fund                                   2.00%                90
------------------------------------------------------------------ ------------------------ -----------------
Gartmore Global Utilities Fund                                                       2.00%                90
------------------------------------------------------------------ ------------------------ -----------------
Gartmore International Growth Fund                                                   2.00%                90
------------------------------------------------------------------ ------------------------ -----------------
Gartmore Micro Cap Equity Fund                                                       2.00%                90
------------------------------------------------------------------ ------------------------ -----------------
Gartmore Mid Cap Growth Fund                                                         2.00%                90
------------------------------------------------------------------ ------------------------ -----------------
Gartmore Mid Cap Growth Leaders Fund                                                 2.00%                90
------------------------------------------------------------------ ------------------------ -----------------
Gartmore Small Cap Fund                                                              2.00%                90
------------------------------------------------------------------ ------------------------ -----------------
Gartmore Small Cap Growth Fund                                                       2.00%                90
------------------------------------------------------------------ ------------------------ -----------------
Gartmore U.S. Growth Leaders Long-Short Fund                                         2.00%                90
------------------------------------------------------------------ ------------------------ -----------------
Gartmore Value Opportunities Fund                                                    2.00%                90
------------------------------------------------------------------ ------------------------ -----------------
Gartmore Worldwide Leaders Fund                                                      2.00%                90
------------------------------------------------------------------ ------------------------ -----------------
Gartmore Focus Fund                                                                  2.00%                30
------------------------------------------------------------------ ------------------------ -----------------
Gartmore Growth Fund                                                                 2.00%                30
------------------------------------------------------------------ ------------------------ -----------------
Gartmore Large Cap Value Fund                                                        2.00%                30
------------------------------------------------------------------ ------------------------ -----------------
Gartmore Nationwide Fund                                                             2.00%                30
------------------------------------------------------------------ ------------------------ -----------------
Gartmore Nationwide Leaders Fund                                                     2.00%                30
------------------------------------------------------------------ ------------------------ -----------------
Gartmore U.S. Growth Leaders Fund                                                    2.00%                30
------------------------------------------------------------------ ------------------------ -----------------
Gartmore High Yield Bond Fund                                                        2.00%                 5
------------------------------------------------------------------ ------------------------ -----------------
Gartmore Bond Fund                                                                   2.00%                 5
------------------------------------------------------------------ ------------------------ -----------------
Gartmore Tax-Free Fund                                                               2.00%                 5
------------------------------------------------------------------ ------------------------ -----------------
Gartmore Government Bond Fund                                                        2.00%                 5
------------------------------------------------------------------ ------------------------ -----------------
Gartmore S&P 500 Index Fund                                                          2.00%                 5
------------------------------------------------------------------ ------------------------ -----------------
Gartmore International Index Fund                                                    2.00%                 5
------------------------------------------------------------------ ------------------------ -----------------
Gartmore Mid Cap Market Index Fund                                                   2.00%                 5
------------------------------------------------------------------ ------------------------ -----------------
Gartmore Small Cap Index Fund                                                        2.00%                 5
------------------------------------------------------------------ ------------------------ -----------------
Gartmore Bond Index Fund                                                             2.00%                 5
------------------------------------------------------------------ ------------------------ -----------------
Gartmore Convertible Fund                                                            2.00%                 5
-------------------------------------------------------------------------------------------------------------

Redemption and exchange fees do not apply to:

    o Shares sold or exchanged under regularly scheduled withdrawal plans.
    o        Shares purchased through reinvested dividends or capital gains.
    o Shares sold (or exchanged into the Gartmore Money Market Fund) following the death or disability of a shareholder. The disability, determination of disability, and subsequent sale must have occurred during the period the fee applied.
    o Shares sold in connection with mandatory withdrawals from traditional IRAs after age 70-1/2 and other required distributions from retirement accounts.
    o Shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction.
    o Shares sold or exchanged by any "Fund of Funds" that is affiliated with a Fund.

With respect to shares sold or exchanged following the death or disability of a shareholder, mandatory retirement plan distributions or sale within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception.

Only certain intermediaries have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

    o        broker wrap fee and other fee-based programs;
    o omnibus accounts where this is no capability to impose an exchange fee on underlying customers' accounts; and
    o intermediaries that do not or cannot report sufficient information to impose an exchange fee on their customer accounts.

To the extent that exchange and redemption fees cannot be collected on particular transactions and excessive trading occurs, the remaining Fund shareholders bear the expense of such frequent trading.


CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

    o        Name;
    o        Date of birth (for individuals);
    o Residential or business street address (although post office boxes are still permitted for mailing); and
    o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SECTION 6 DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you can earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distributions varies and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice about your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS AND CAPITAL GAINS
The Fund(s) intend to distribute income dividends to you quarterly in an equity fund or monthly in a daily dividend (fixed income) fund. All income and capital gains distributions (which are paid annually) are automatically reinvested in shares of the applicable Fund. You may request a payment in cash in writing if the distribution is in excess of $5.

Dividends and capital gain distributions you receive from the Funds may be subject to Federal income tax, state taxes or local taxes:

o Any taxable dividends, as well as distributions of short-term capital gains, are federally taxable at applicable ordinary income tax rates.
o Distributions of net long-term capital gains are taxable to you as long-term capital gains.
o For individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gain tax rates, provided that certain holding period requirements are met.
o For corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction.
o Distributions declared in December but paid in January are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

Distributions from the Fund (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax.)

If you invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as "buying a dividend."

SELLING AND EXCHANGING FUND SHARES
Selling your Fund shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Gartmore Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

OTHER TAX JURISDICTIONS
Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

TAX STATUS FOR RETIREMENT PLANS AND OTHER TAX-DEFERRED ACCOUNTS
When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these entities are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

BACKUP WITHHOLDING
You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

SECTION 7 FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the life of each Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the years ended October 31, 2002, 2003 and 2004 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Trust's annual reports, which are available upon request. All other information has been audited by other auditors. No performance information is provided for Gartmore Small Cap Leaders Fund because the Fund began operations on December 29, 2004, and it does not yet have one full year of performance history.

GLOSSARY

Below are definitions of some important terms mentioned in this prospectus.

ASSET-BACKED COMMERCIAL PAPER
Banks, companies and other entities needing to borrow money for a short time at a low cost will issue asset-backed commercial paper. Investors earn interest on the money they lend to the entities for these short-term investment instruments (with maturities of two days to nine months), which are secured by and paid from a pool of underlying assets, such as automobile installment sales contracts, home equity loans, property leases and credit card receivables.

BASIS POINT
A basis point is the smallest unit of measure used in quoting yields on bills, notes and bonds. One hundred basis points equal 1.00%, so one basis point equals one one-hundredth of a percent, or 0.01%. A bond yield that increases from 6.50% to 7.25%, for example, is up 75 basis points.

BOND
A bond is one way for investors to earn a specified interest rate during the period of time that they loan money to an entity (a company or a government agency). At the end of the period (when the bond matures), investors receive their principal back, unless the entity defaults, which may result in a loss of principal as well as some interest payments.

CONVERTIBLE SECURITIES
Convertible securities are those issued by corporations (usually preferred stocks or bonds) that may be exchanged at the option of the shareholder for a fixed number of other securities (usually a corporation's common stock) at a set price or according to a certain formula.

DEPOSITARY RECEIPTS
To avoid dealing directly with foreign capital markets, investors can trade in international securities through investment vehicles known as depositary receipts. The receipts are created when one bank or trust company buys foreign securities and deposits them in another bank or trust company (known as the depositary). The receipts are held in the depositary's vault and represent ownership of shares of a foreign-based company, entitling shareholders to dividends and capital gains.

DERIVATIVES
Derivatives are securities contracts that "derive" their value from the performance of an underlying financial asset, index or other investment. An option is one example of a derivative instrument; the option's value changes in relation to the price of an underlying stock. A portfolio's investments in derivative securities can affect its market exposure, duration and/or currency risk. Investors may invest in derivatives as a hedging strategy to offset potential changes in the value of other securities in their portfolios.

DURATION
Duration is a formula that was invented in the late 1930s for measuring bond price volatility based on the bond's "length." It allows for direct comparison of bonds that have different maturities and coupon rates. A bond's duration reflects its price sensitivity to changes in interest rates. Specifically, duration indicates the approximate percentage change in price for every 100-basis-point, or 1%, change in yield. A bond's value drops when interest rates rise, and vice versa. A bond with a duration of three years, for example, will experience a decline in value of about 3% for each 1% rise in interest rates, or rise about 3% in value for each 1% decline in interest rates. Bonds with longer durations have higher risk/volatility.

INDEX
An index is an unmanaged group of securities whose overall performance is used as a standard for measuring the investment performance of stocks, bonds and/or a particular market. Many types of indexes exist; some represent entire markets, such as the U.S. stock market or bond market, and others cover market segments, such as small-capitalization stocks.

INVESTMENT-GRADE BONDS
Investment-grade bonds are those that have been rated within the four highest rating categories by a nationally recognized statistical rating agency, such as Standard & Poor's Corp. or Moody's Investors Service. Such agencies assign each bond a rating after evaluating the bond as well as the financial condition and stability of its issuer. By providing an objective assessment of a bond issuer's ability to repay principal and interest, ratings help investors to judge whether or not a bond issuer is likely to default (fail to repay the interest on or principal amount of the bond).

JUNK BONDS
Bonds that are assigned ratings below the top four rating categories by a nationally recognized rating agency such as Standard & Poor's Corp. or Moody's Investors Service are considered below-investment-grade instruments. They are commonly referred to as junk bonds. A more marketable name for these investments is high-yield bonds. They generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default (failure to repay the interest on or principal amount of the bond.)

MARKET CAPITALIZATION
Market capitalization is a way to measure the size of a company, based on the price of its common stock. A company's size is determined by multiplying the number of outstanding shares of the company's common stock by the current share price.

MARKET-WEIGHTED INDEX
A market-weighted index is one in which the weight given to each security is based on its market capitalization. In a market-weighted index, changes in the share price of a large company's common stock have a greater effect on an index than changes in the share price of a smaller company's common stock.

MATURITY
Maturity refers to the date when the principal amount of a bond is scheduled to be repaid.

MEDIUM-GRADE SECURITIES
Medium-grade securities are obligations that are rated in the fourth-highest rating category by any rating agency. Medium-grade securities, although considered investment-grade quality, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. The issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities are secured by a pool of mortgage loans on real property. Investors are paid out of the interest and principal on the underlying mortgages. These securities may be issued by private issuers; U.S. government mortgage-backed securities are issued or guaranteed by the U.S. government or one of its agencies. Collateralized mortgage obligations (CMOs) are mortgage-backed bonds that involve a variety of maturity classes called tranches. For collateral, these bonds use mortgage loans or mortgage pass-through securities, such as certificates issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corp. (FHLMC). CMOs also can be issued by private lenders.

OPTION
An option is a contract in which the seller gives the buyer the right, but not the obligation, to buy or sell securities for a certain price on or before a given date. Once that date has passed, the option expires.

P/E RATIO
The P/E ratio (price-earnings ratio) is a valuation ratio calculated by taking a company's current stock price per share and dividing it by its earnings per share. The P/E ratio helps investors to know how much they are paying for a company's earning power. Investors expect greater earnings growth from companies whose P/E ratio is high.

REITS
Real estate investment trusts, or REITs, are corporations or trusts that pool money from investors to purchase and manage income-producing real estate (such as apartment buildings and shopping centers) or real estate-related loans or interests. Investors who prefer not to directly own or manage property may choose to invest in real estate through REITs, which, among other advantages, tend to be easier to sell than direct real estate investments.

RUSSELL 2000 INDEX

The Russell 2000(R) Index, published by The Frank Russell Company, is an index consisting of approximately 2,000 companies known as "small cap" companies which have small market capitalizations relative to the market capitalizations of other U.S. companies. As of June 30, 2004, the market capitalizations of companies in the Russell 2000(R) Index ranged from $0.1 billion to $1.9 billion. Due to market fluctuations and the index's annual reconstitution, the market capitalization of the companies within the Russell 2000(R) Index may, at any given time, be higher or lower.

RUSSELL MIDCAP INDEX

The Russell Midcap Index is composed of 8000 stocks of medium-sized companies with market capitalizations as of August 31, 2004, ranging between $0.5 billion and $14.9 billion. Due to market fluctuations, the current market capitalization of the companies within the Russell Midcap Index may be higher or lower over time.

SECURITIES
Securities are financial instruments that represent ownership (stocks), a debt agreement (bonds) or the rights to ownership (derivatives).

SHORT SALE
A short sale involves the sale of a security that a Fund does not own with the intent to buy the same security later at a lower price. The Fund borrows the security, delivers it to the buyer and is obligated to return the security to the lender at a later date. Investors who participate in short selling can profit if the cost of buying the borrowed security is lower than the price at the time of the initial sale.

STOCK
A stock is a type of security that signifies ownership in a corporation and represents a claim on part of the corporation's assets and earnings. An investor who owns stock in a corporation or owns one or more units in a mutual fund is called a shareholder.

The two main types of stock are common and preferred. Owners of common stock usually have the right to vote at shareholder meetings and can receive dividends that the corporation has declared. Owners of preferred stock generally do not have voting rights, but they have a higher claim on assets and earnings than do owners of common shares. For example, owners of preferred stock receive dividends before owners of common stock and have priority in the event that a corporation goes bankrupt and is liquidated.

BACK COVER

INFORMATION FROM GARTMORE FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents -- which may be obtained free of charge -- contain additional information about the Fund:

    o Statement of Additional Information (incorporated by reference into this Prospectus)
    o Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year)
    o        Semi-Annual Reports

To obtain any of the above documents free of charge, to request other information about a Fund, or to make other shareholder inquiries, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 1-800-848-0920, or write to us at the address listed below, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

FOR ADDITIONAL INFORMATION CONTACT:

BY REGULAR MAIL:
Gartmore Funds
P.O. Box 182205
Columbus, Ohio 43218-2205
(614) 428-3278 (fax)

BY OVERNIGHT MAIL:
Gartmore Funds
3435 Stelzer Road
Columbus, Ohio 43219

FOR 24-HOUR ACCESS:

1-800-848-0920 (toll free) Customer Service Representatives are available 8 a.m.
- 9 p.m. Eastern Time, Monday through Friday. Call after 7 p.m. Eastern Time for closing share prices. Also, visit the Gartmore Funds' website at www.gartmorefunds.com.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can obtain copies of Fund documents from the SEC

o        on the SEC's EDGAR database via the Internet at www.sec.gov,
o by electronic request publicinfo@sec.gov, in person at the SEC's Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.), or
o by mail by sending your request to Securities and Exchange Commission Public Reference Section Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)

THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-08495

(C)2005 Gartmore Global Investments, Inc. All rights reserved.

GG-0000 2/05






CORE FIXED INCOME Series
Class X and Class Y Shares

Gartmore Bond Fund
Gartmore Government Bond Fund
Gartmore Tax-Free Income Fund

www.gartmorefunds.com

PROSPECTUS

February 28, 2005

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

TABLE OF CONTENTS

SECTION 1 OVERVIEW OF FUND RISKS

SECTION 2 FUND SUMMARIES AND PERFORMANCE
Gartmore Bond Fund
Gartmore Government Bond Fund
Gartmore Tax-Free Income Fund

SECTION 3 FUND DETAILS
Principal Investments..................................................
Description of Principal Risks.........................................

SECTION 4 FUND MANAGEMENT
Management, Subadvisory, and Performance Based Fees....................
Portfolio Management

SECTION 5 INVESTING WITH GARTMORE
Choosing a Share Class................................................
Contacting Gartmore Funds..............................................
Buying Shares..........................................................
Exchanging Shares......................................................
Selling Shares.........................................................
Excessive Trading......................................................
Exchange and Redemption Fees...........................................

SECTION 6 DISTRIBUTIONS AND TAXES
Distributions and Capital Gains........................................
Selling and Exchanging Fund Shares.....................................
Other Tax Jurisdictions................................................
Tax Status for Retirement Plans and
Other Tax-Deferred Accounts............................................
Backup Withholding.....................................................

SECTION 7 FINANCIAL HIGHLIGHTS.........................................

GLOSSARY...............................................................

INTRODUCTION TO THE CORE FIXED INCOME SERIES

This prospectus provides information about three Funds:

Gartmore Bond Fund
Gartmore Government Bond Fund
Gartmore Tax-Free Income Fund

These Funds are primarily intended:

o To help investors to provide investors with a current income through investments in various government, corporate and investment-grade debt securities.

To decide if one or more of these Funds is appropriate for your investment program, you should consider your personal investment objectives and financial circumstances, the length of time until you need your money, and the amount of risk you are comfortable taking.

Each Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Typically, this transpires when new money comes into the Fund and has not been invested or during unusual business, economic, political or financial conditions. Should this occur each participating Fund will not be pursuing its investment objective. This may result in a lower return for those Funds, and they may miss potential market upswings.

As with any mutual fund, there can be no guarantee that these Funds will meet their investment objectives or that a Fund's performance will be positive for any period of time.

Each Fund's investment objective may be changed without shareholder approval.

--------------------------------------------------------------------------------
RISK FACTORS FOR THE FUNDS
Please note that an investment in any of the Funds is:

o        not guaranteed to meet its investment goal;
o        not a deposit;
o not insured, endorsed or guaranteed by the FDIC or any government agency or financial institution; and
o subject to investment risk, including the possible loss of your original investment.
--------------------------------------------------------------------------------

The Fund Summaries and Performance section summarizes key information about the Funds, including their investment objectives, principal strategies and risks, performance and fees. More information about each Fund can be found in Section 2, Fund Details.

--------------------------------------------------------------------------------
Throughout this prospectus, "Fund" refers to any of the three Core Fixed Income Funds and "Funds" refers to two or more of the Funds. The words "you" and "your" refer to potential investors and current shareholders of one or more of the Funds. "Gartmore" refers to the Funds' investment adviser, Gartmore Mutual Fund Capital Trust.
--------------------------------------------------------------------------------

ABOUT SHARE CLASSES
Each of Gartmore Bond Fund and Gartmore Government Bond Fund offers eight classes of shares - Class A, Class B, Class C, Class D , Class R and Institutional Class (all of which are offered in another prospectus) and Class X and Class Y (which are offered in this prospectus). Gartmore Tax-Free Income Fund offers six share classes -- Class A, Class B, Class C and Class D (all of which are offered in another prospectus) and Class X and Class Y (which are offered in this prospectus). Before September 1, 2003, Class X and Class Y shares were designated as Class B and Class C shares, respectively.

CLASS X AND CLASS Y SHARES ARE NOT AVAILABLE TO NEW INVESTORS. SHAREHOLDERS WHO CURRENTLY OWN CLASS X AND CLASS Y SHARES ARE ELIGIBLE TO PURCHASE SHARES OF THE FUND(S) THEY OWN.

An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges, and expenses for each share class are different. Multiple share classes allow you to choose the cost structure you prefer. The Fund Summaries include fees and expenses for the Funds and corresponding classes. For help in determining which share class is suitable for you, see Section 5, Investing with Gartmore: Choosing a Share Class.

SECTION 1 OVERVIEW OF FUND RISKS

All mutual funds are subject to some risk. As a company, Gartmore has built sound risk-management processes designed to increase the probability of delivering enhanced risk-adjusted returns over the long term. Across its diverse family of investment offerings, Gartmore strives to combine fundamental security selection with the application of technology to help control risk and enhance returns.

The portfolio managers of each Fund also strive to manage investment risk by holding securities from a number of different companies in order to reduce the potential impact of any one company and by carefully selecting securities they believe to be the most promising investment opportunities for the Funds.

Following are specific risks that could affect the Funds' performance.

CREDIT RISK (all Funds) is the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when these payments or repayments are due. In addition, if an issuer's financial condition changes, the ratings on the issuer's debt securities may be lowered, which could negatively affect the prices of the securities the Fund owns.

U.S. government securities generally are subject to less credit risk than securities of other issuers because the U.S. government or its agencies provide support for interest and principal payments. The level of this credit support varies depending on the type of security.

Payments of interest and principal on Treasury notes, bills and bonds, and Government National Mortgage Association ("GNMA") pass-through mortgage certificates are backed by the "full faith and credit" of the U.S. government, which means the U.S. government has the power to tax its citizens to pay these debts. These securities:

    o        carry the highest level of credit support, and
    o        are subject to little or no credit risk.

Securities issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"), are not issued or guaranteed by the U.S. government. Although the Federal Home Loan Banks, FNMA and FHLMC are chartered by Acts of Congress, their securities are backed only by each instrumentality's own credit. They are still considered to have very low credit risk.

Neither the U.S. government nor its agencies guarantee the market value of their securities. Market prices and yields will rise and fall depending on interest rate changes, prepayments and other factors. Investors should also remember that the net asset value and performance of the Funds are not guaranteed.

EVENT RISK (Gartmore Bond Fund) is the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value or credit quality of the corporation's stocks or bonds due to factors including an unfavorable market response or a resulting increase in the company's debt. Added debt may significantly reduce the credit quality and market value of a company's bonds.

EXTENSION RISK (Gartmore Bond Fund and Gartmore Government Bond Fund) is the risk that principal repayments on will not occur as quickly as anticipated, causing the expected maturity of a security to increase. Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.


FLOATING RATE AND VARIABLE SECURITIES RISK (Gartmore Tax-Free Income Fund) are subject to interest rate risk like other debt securities. Because they may be callable, they are also subject to the risk that a Fund will be repaid prior to the stated maturity, and that the repaid principal will be reinvested at a lower interest rate, reducing the Fund's income. Floating and variable-rate securities have interest rates that change periodically.

FOREIGN RISK (Gartmore Bond Fund) is the risk that foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve the following risks in addition to those of U.S. investments:

    o        political and economic instability,
    o        the impact of currency exchange rate fluctuations,
    o        reduced information about issuers,
    o        higher transaction costs,
    o        less stringent regulatory and accounting standards, and
    o        delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.


INFLATION RISK (all Funds) is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. The income produced by these securities is worth less when prices for goods and services rise. To compensate for this loss of purchasing power, the securities trade at lower prices. Inflation also reduces the purchasing power of any income you receive from the Funds.

INTEREST RATE RISK (all Funds) is the risk that the value of debt securities held by the Fund may decrease when market interest rates rise. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall. Typically, the longer the maturity of a debt security, the more sensitive its price will be to interest rate changes.

LOWER-RATED SECURITIES RISK (Gartmore Bond Fund) refers to the possibility that the Fund's investments in junk bonds and other lower-rated or high yield securities will subject the Fund to substantial risk of loss. Issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities. Prices of high yield securities tend to be very volatile. These securities are less liquid than investment grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities. The Fund's investments in lower-rated securities may involve the following specific risks:

    o Greater risk of loss due to default because of the increased likelihood that adverse economic or company specific events will make the issuer unable to pay interest and/or principal when due.
    o Wider price fluctuations due to changing interest rates and/or adverse economic and business developments.
    o        Greater risk of loss due to declining credit quality.

PREPAYMENT RISK is the risk that as interest rates decline debt issuers may repay or refinance their loans or obligations earlier than anticipated. The issuers of mortgage-and asset-backed securities may, therefore, repay principal in advance. This forces the Funds to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Funds' income.

In addition, changes in prepayment levels can increase the volatility of prices and yields on mortgage- and asset-backed securities. If a Fund pays a premium (a price higher than the principal amount of the bond) for a mortgage or asset-backed security and that security is prepaid, the Fund may not recover the premium, resulting in a capital loss.

TAX RISK. (Gartmore Tax-Free Income Fund) Shareholders in the Gartmore Tax-Free Income Fund may face two types of tax risk:

    o that the federal income tax rate will be reduced, making the tax-exemption less valuable, and
    o that a municipal bond that is issued as tax-exempt will eventually be declared taxable.

ZERO COUPON BONDS RISK. (Gartmore Tax-Free Income Fund) These securities may be subject to greater price changes as a result of changing interest rates, than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero-coupon bonds are required by federal income tax laws to pay interest on the payments they would have received had a payment been made. To avoid federal income tax liability, a fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

SECTION 2 FUND SUMMARIES AND PERFORMANCE

FUND SUMMARY--GARTMORE BOND FUND

OBJECTIVE
The Fund seeks as high a level of current income as is consistent with preserving capital.

PRINCIPAL STRATEGIES
Under normal conditions, the Fund invests at least 80% of its assets in bonds, which include debentures and notes. The Fund invests primarily in investment-grade securities, focusing mainly on U.S. government securities and corporate bonds that have been rated within the four highest rating categories by a nationally recognized statistical rating organization (rating agency), such as Standard & Poor's Corporation or Moody's Investors Service, Inc.

The Fund's portfolio managers strive to invest in securities offering the highest level of expected income. They also seek to minimize fluctuations in the Fund's share price.

The Fund may also invest a portion of its assets in:

o debt securities rated below investment grade, commonly known as high yield or "junk bonds"
o        foreign government and corporate bonds, denominated in U.S. dollars
o        mortgage-backed and asset-backed securities
o commercial paper rated in one of the two highest rating categories by a rating agency

The Fund typically maintains a duration of three to seven years.

When selecting debt securities for the Fund, the portfolio managers look for value. The managers consider both the duration of particular bonds and the duration of the Fund's overall portfolio when buying and selling securities. They may sell a security to take advantage of more favorable opportunities or to maintain the Fund's target duration.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate and depends in part on the portfolio managers' ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund.

Although the Fund's managers strive to reduce the risk of loss by holding a number of different securities and by carefully selecting the companies for investment, this risk cannot be entirely eliminated. There is the risk that you will lose money.

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following headings:

o        Credit risk
o        Event risk
o        Extension risk
o        Foreign risk
o        Lower-rated securities risk
o        Inflation risk
o        Interest rate risk
o        Prepayment risk

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information.

PERFORMANCE
The chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund's average annual total returns before taxes (and after taxes for Class X shares) and compares them to the returns of a broad-based securities index. The Fund's past performance does not guarantee similar results in the future.

After-tax returns are shown for Class X shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

ANNUAL RETURNS-CLASS X SHARES* (YEARS ENDED DECEMBER 31)

BAR CHART GOES HERE

Best Quarter:
Worst Quarter:

* These annual returns do not include sales charges and do not reflect the effect of taxes. If sales charges were included, the annual returns would be lower than those shown. Returns through May 11, 1998, are based on the performance of the Fund's predecessor fund. Please call 1-800-848-0920 for the Fund's current 30-day yield.


AVERAGE ANNUAL RETURNS1
AS OF DECEMBER 31, 2004                                     1 YEAR        5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------
Class X Shares - Before Taxes2
-------------------------------------------------------------------------------------------------
Class X Shares - After Taxes on Distributions2
-------------------------------------------------------------------------------------------------
Class X Shares -- After Taxes on Distributions and
Sales of Shares2
-------------------------------------------------------------------------------------------------
Class Y Shares - Before Taxes3
Lehman Brothers Government/Credit Bond Index4

1 All returns include the impact of expenses and any sales charges. If sales charges were not included, returns would be higher. For all classes, returns before May 11, 1998 reflect the performance of the Fund's predecessor fund.
2 Returns through May 11, 1998 include the performance of the Fund's predecessor Fund. For the period May 11, 1998 through March 1, 2001, Class Y shares include the performance of the Fund's Class D shares. These returns were created prior to the creation of Class X (May 11, 1998) and Class Y (Matrch 1, 2001). This performance is substantially similar to what the individual classes would have produced because these classes all invest in the same portfolio of securities. Performance has been adjusted to reflect differences in applicable sales charges, if any, for individual classes. Performance has not been adjusted to reflect different expense levels, which if reflected may have resulted in higher or lower performance for a given share class.
3A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.
4 The Lehman Brothers Government/Credit Bond Index is an unmanaged index of U.S. government and investment-grade corporate bonds with at least one year to maturity. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

--------------------------------------------------------------------------------
SHAREHOLDER FEES1 (PAID          Class           Class
DIRECTLY FROM YOUR                 X               Y
INVESTMENT)                     Shares           Shares
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
imposed upon purchases (as
a percentage of offering
price                            None            None
--------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)
imposed upon
redemptions (as a
percentage of offering or
sale price, whichever is
less)                            5.00%2          1.00%3
--------------------------------------------------------------------------------
Redemption/Exchange Fee (as
percentage of amount
redeemed or exchanged)4          2.00%           2.00%
--------------------------------------------------------------------------------
                              Applies only to exchanges and redemptions within 5 days after purchase.
--------------------------------------------------------------------------------
Annual Fund Operating
Expenses (deducted from
Fund assets)
--------------------------------------------------------------------------------
Management Fees (fees paid
to have the Fund's
investments professionally
managed.)
--------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees (fees paid
from Fund assets to cover
the cost of sales,
promotions and other
distribution activities, as
well as certain shareholder
servicing costs)
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES
--------------------------------------------------------------------------------

1 If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.
2 A contingent deferred sales charge beginning at 5% and declining to 1% is charged if you sell Class X shares within six years after purchase. Class X shares convert to Class A shares after you have held them for seven years. See
  Section 5, Investing with Gartmore: Choosing a Share Class--Class X Shares.
3 A contingent deferred sales charge of 1% is charged if you sell Class Y shares within the first year after purchase. See Section 5, Investing with Gartmore:
  Choosing a Share Class--Class Y Shares.
4 A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within five days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year 3 years 5 years 10 years

Class X shares
Class Y shares

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

FUND SUMMARY--GARTMORE GOVERNMENT BOND FUND

OBJECTIVE
The Fund seeks as high a level of current income as is consistent with preserving capital.

PRINCIPAL STRATEGIES
The Fund's portfolio managers strive to invest in securities with the highest level of expected income. They also seek to minimize fluctuations in the Fund's share price. Under normal conditions, the Fund invests at least 80% of its assets in U.S. government and agency bonds, bills and notes.

The Fund may also invest in mortgage-backed securities issued by U.S. government agencies.

The Fund typically has a duration of four to six years. The dollar-weighted average portfolio maturity of the Fund's assets will generally be five to nine years.

The portfolio manager considers the following when buying or selling securities:

o        interest rate expectations
o        economic forecasts
o yield-curve analysis (determining whether a short, intermediate, or long-term duration is appropriate based on the outlook for interest rates)
o market sector analysis (determining what types of bonds, such as Treasuries, mortgage-backed securities or government agency bonds, appear most attractive at any given time)

The Fund may also invest in bonds that the portfolio manager believes are undervalued, with the goal of buying them at attractive prices and benefiting from any increase in value. The portfolio manager may sell a security to take advantage of more favorable opportunities.

When buying and selling securities, the Fund's portfolio manager considers both the duration of particular bonds and the duration of the Fund's overall portfolio.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate and depends in part on the portfolio managers' ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund.

Although the Fund's managers strive to reduce the risk of loss by holding a number of different securities and by carefully selecting the companies for investment, this risk cannot be entirely eliminated. There is the risk that you will lose money.

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following headings:

o        Credit risk
o        Extension risk
o        Inflation risk
o        Interest rate risk
o        Prepayment risk

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information.

PERFORMANCE
The chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund's average annual total returns before taxes (and after taxes for Class X shares) and compares them to the returns of a broad-based securities index. The Fund's past performance does not guarantee similar results in the future.

After-tax returns are shown for Class X shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

ANNUAL RETURNS-CLASS X SHARES* (YEARS ENDED DECEMBER 31)

BAR CHART GOES HERE

Best Quarter:
Worst Quarter:

* These annual returns do not include sales charges and do not reflect the effect of taxes. If sales charges were included, the annual returns would be lower than those shown. Returns through May 11, 1998, are based on the performance of the Fund's predecessor fund. Please call 1-800-848-0920 for the Fund's current 30-day yield.


AVERAGE ANNUAL RETURNS1
AS OF DECEMBER  31, 2004                                        1 YEAR        5 YEARS        10 YEARS
------------------------------------------------------------------------------------------------------
Class X Shares - Before Taxes2
------------------------------------------------------------------------------------------------------
Class X Shares - After Taxes on Distributions2
------------------------------------------------------------------------------------------------------
Class X Shares -- After Taxes on Distributions and
Sales of Shares2
------------------------------------------------------------------------------------------------------
Class Y Shares - Before Taxes3
Merrill Lynch Government Master Index4

1 All returns include the impact of expenses and any sales charges. If sales charges were not included, returns would be higher. For all classes, returns before May 11, 1998 reflect the performance of the Fund's predecessor fund.
2 Returns through May 11, 1998 include the performance of the Fund's predecessor Fund. For the period May 11, 1998 through March 1, 2001, Class Y shares include the performance of the Fund's Class D shares. These returns were created prior to the creation of Class X (May 11, 1998) and Class Y (Matrch 1, 2001). This performance is substantially similar to what the individual classes would have produced because these classes all invest in the same portfolio of securities. Performance has been adjusted to reflect differences in applicable sales charges, if any, for individual classes. Performance has not been adjusted to reflect different expense levels, which if reflected may have resulted in higher or lower performance for a given share class.
3A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.
4 The Merrill Lynch Government Master Index is an unmanaged index of U.S. government bonds that gives a broad look at how those types of bonds have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

--------------------------------------------------------------------------------
SHAREHOLDER FEES1 (PAID          Class           Class
DIRECTLY FROM YOUR                 X               Y
INVESTMENT)                     Shares           Shares
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
imposed upon purchases (as
a percentage of offering
price                            None             None
--------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)
imposed upon
redemptions (as a
percentage of offering or
sale price, whichever is
less)                            5.00%2           1.00%3
--------------------------------------------------------------------------------
Redemption/Exchange Fee (as
percentage of amount
redeemed or exchanged)4          2.00%            2.00%
--------------------------------------------------------------------------------
                              Applies only to exchanges and redemptions within 5 days after purchase.
--------------------------------------------------------------------------------
Annual Fund Operating
Expenses (deducted from
Fund assets)
--------------------------------------------------------------------------------
Management Fees (fees paid
to have the Fund's
investments professionally
managed.)
--------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees (fees paid
from Fund assets to cover
the cost of sales,
promotions and other
distribution activities, as
well as certain shareholder
servicing costs)
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES
--------------------------------------------------------------------------------

1 If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.
2 A contingent deferred sales charge beginning at 5% and declining to 1% is charged if you sell Class X shares within six years after purchase. Class X shares convert to Class A shares after you have held them for seven years. See
  Section 5, Investing with Gartmore: Choosing a Share Class--Class X Shares.
3 A contingent deferred sales charge of 1% is charged if you sell Class Y shares within the first year after purchase. See Section 5, Investing with Gartmore:
  Choosing a Share Class--Class Y Shares.
4 A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within five days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year 3 years 5 years 10 years

Class X shares
Class Y shares

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

FUND SUMMARY--GARTMORE TAX-FREE INCOME FUND

OBJECTIVE
The Fund seeks as high a level of current income that is exempt from federal income taxes as is consistent with preserving capital by investing in investment-grade municipal obligations.


PRINCIPAL STRATEGIES
The Fund invests at least 80% of its assets in securities that pay interest income exempt from federal income taxes. The Fund focuses on municipal obligations (issued by states, U.S. territories, and their political subdivisions) that have been rated within the four highest rating categories by a rating agency such as Standard & Poor's Corporation or Moody's Investors Service, Inc., or if not rated, are of equivalent quality.

The Fund may invest up to 20% of its assets in securities whose interest income is treated as a preference item for purposes of the federal alternative minimum tax.

The Fund also invests in other types of municipal obligations, including:

o        tax-exempt zero-coupon securities
o        floating and variable-rate bonds

When choosing securities for the Fund, the portfolio manager looks for value. The portfolio managers may sell a security to take advantage of more favorable opportunities.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate and depends in part on the portfolio manager's ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund. Although the Fund's portfolio manager strives to reduce the risk of loss by carefully selecting the securities in which the Fund invests, this risk cannot be entirely eliminated. The likelihood of a loss generally declines the longer you hold your investment.

The value of your investment in the Fund will fluctuate and depends in part on the portfolio manager's ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund. Because this Fund invests in lower rated, high yield bonds and employs aggressive investment strategies it involves more risk than most mutual funds.

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following headings:

o        Credit risk
o        Floating rate and variable securities risk
o        Inflation risk
o        Interest rate risk
o        Prepayment risk
o        Tax risk
o        Zero coupon bonds risk

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information.

PERFORMANCE
The chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund's average annual total returns before taxes (and after taxes for Class X shares) and compares them to the returns of a broad-based securities index. The Fund's past performance does not guarantee similar results in the future.

After-tax returns are shown for Class X shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

ANNUAL RETURNS-CLASS X SHARES* (YEARS ENDED DECEMBER 31)

BAR CHART GOES HERE

Best Quarter:
Worst Quarter:

* These annual returns do not include sales charges and do not reflect the effect of taxes. If sales charges were included, the annual returns would be lower than those shown. Returns through May 11, 1998, are based on the performance of the Fund's predecessor fund. Please call 1-800-848-0920 for the Fund's current 30-day yield.


AVERAGE ANNUAL RETURNS1
AS OF DECEMBER  31, 2004                                        1 YEAR        5 YEARS        10 YEARS
------------------------------------------------------------------------------------------------------
Class X Shares - Before Taxes2
------------------------------------------------------------------------------------------------------
Class X Shares - After Taxes on Distributions2
------------------------------------------------------------------------------------------------------
Class X Shares -- After Taxes on Distributions and
Sales of Shares2
------------------------------------------------------------------------------------------------------
Class Y Shares - Before Taxes3
Lehman Brothers Municipal Bond Index4

1 All returns include the impact of expenses and any sales charges. If sales charges were not included, returns would be higher. For all classes, returns before May 11, 1998 reflect the performance of the Fund's predecessor fund.
2 Returns through May 11, 1998 include the performance of the Fund's predecessor Fund. For the period May 11, 1998 through March 1, 2001, Class Y shares include the performance of the Fund's Class D shares. These returns were created prior to the creation of Class X (May 11, 1998) and Class Y (Matrch 1, 2001). This performance is substantially similar to what the individual classes would have produced because these classes all invest in the same portfolio of securities. Performance has been adjusted to reflect differences in applicable sales charges, if any, for individual classes. Performance has not been adjusted to reflect different expense levels, which if reflected may have resulted in higher or lower performance for a given share class.
3A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.
4 The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds that gives a broad look at how the prices of municipal bonds have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

--------------------------------------------------------------
SHAREHOLDER FEES1 (PAID          Class           Class
DIRECTLY FROM YOUR                 X               Y
INVESTMENT)                     Shares           Shares
--------------------------------------------------------------
Maximum Sales Charge (Load)
imposed upon purchases (as
a percentage of offering
price                            None             None
--------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)
imposed upon
redemptions (as a
percentage of offering or
sale price, whichever is
less)                            5.00%2           1.00%3
--------------------------------------------------------------
Redemption/Exchange Fee (as
percentage of amount
redeemed or exchanged)4          2.00%            2.00%
--------------------------------------------------------------
                              Applies only to exchanges and redemptions within 5 days after purchase.
--------------------------------------------------------------
Annual Fund Operating
Expenses (deducted from
Fund assets)
--------------------------------------------------------------
Management Fees (fees paid
to have the Fund's
investments professionally
managed.)
--------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees (fees paid
from Fund assets to cover
the cost of sales,
promotions and other
distribution activities, as
well as certain shareholder
servicing costs)
--------------------------------------------------------------
Other Expenses
--------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES
--------------------------------------------------------------

1 If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.
2 A contingent deferred sales charge beginning at 5% and declining to 1% is charged if you sell Class X shares within six years after purchase. Class X shares convert to Class A shares after you have held them for seven years. See
  Section 5, Investing with Gartmore: Choosing a Share Class--Class X Shares.
3 A contingent deferred sales charge of 1% is charged if you sell Class Y shares within the first year after purchase. See Section 5, Investing with Gartmore:
  Choosing a Share Class--Class Y Shares.
4 A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within five days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year 3 years 5 years 10 years

Class X shares
Class Y shares

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

DECTION 3 FUND DETAILS


PRINCIPAL INVESTMENTS
To implement the principal investment strategies described in the Fund Summaries, the Funds may use the following types of securities. The Statement of Additional Information contains more on the Funds' principal investments and strategies and can be requested from the addresses or phone numbers on the back of this Prospectus.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            Gartmore       Gartmore         Gartmore
                                                                                            Bond Fund      Government       Tax-Free
                                                                                                           Bond Fund        Income
                                                                                                                            Fund
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT-GRADE BONDS Investment-grade bonds include U.S. government                       x              x                x
bonds as well as corporate bonds and municipal bonds that have been rated within the four highest rating categories by a rating agency. The rating agency evaluates a bond, measures the issuer's financial condition and stability and assigns a rating to the security. Ratings are an assessment of the issuer's ability to pay back the debt and can help investors evaluate the safety of their bond investments. If a rating agency changes a bond's rating, it may affect the bond's value.
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES U.S. government securities include Treasury                      x              x
bills, notes, and bonds issued or guaranteed by the U.S. government as well as securities issued by U.S. government agencies, such as:

    o        The Federal Housing Administration, the Farmers Home
             Administration, and the Government National Mortgage Association
             ("GNMA"), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States government;
    o        The Federal Home Loan Banks;
    o        The Federal National Mortgage Association ("FNMA");
    o        The Student Loan Marketing Association and Federal Home Loan
             Mortgage Corporation ("FHLMC"); and
    o        The Federal Farm Credit Banks.

U.S. Government Securities are generally considered to
involve little or no credit risk, but are subject to other
bond risks such as interest rate, inflation or prepayment
risk.
------------------------------------------------------------------------------------------------------------------------------------
ZERO-COUPON SECURITIES. Zero-coupon securities pay no interest but are sold at                                              x
a discount to face value. They are issued by a wide variety of corporate and governmental issuers. Certain zero-coupon securities are sold at a deep discount.
------------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES are secured by and paid from a pool of mortgage loans            x              x
on real property.

U.S. government mortgage-backed securities are issued or guaranteed by the U.S.
government or one of its agencies. Mortgage-backed securities may also be issued by private issuers. As a principal strategy, the GARTMORE GOVERNMENT BOND FUND does not invest in mortgage-backed securities issued by private issuers.
------------------------------------------------------------------------------------------------------------------------------------

Collateralized mortgage obligations are securities that have mortgage loans or mortgage pass-through securities, such as GNMA, FNMA or FHLMC certificates as their collateral. Collateralized mortgage obligations can be issued by the U.S. government or its agencies or by private lenders.

Mortgage-backed securities are subject to interest rate, credit and prepayment risks as described below.

------------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES are secured by and paid from a pool of underlying                   x
assets, such as automobile loans, home equity loans, property leases and credit card receivables. Asset-backed securities are generally issued by private entities and are subject to interest rate, credit and prepayment risks as described below.
------------------------------------------------------------------------------------------------------------------------------------
FLOATING- AND VARIABLE-RATE SECURITIES Floating- and variable-rate securities                                               x
have interest rates that change periodically. The interest rate on floating-rate securities varies with changes on an underlying index (such as the Treasury bill rate). The interest rate on variable-rate securities changes at pre-set times based upon some underlying index. Some floating- or variable-rate securities are callable by the issuer, which means they can be paid off before their maturity.
------------------------------------------------------------------------------------------------------------------------------------
MEDIUM-GRADE OBLIGATIONS Medium-grade securities are obligations rated in the               x                               x
fourth highest rating category by any rating agency. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher rated securities. The issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.
------------------------------------------------------------------------------------------------------------------------------------
HIGH-YIELD BONDS High-yield bonds are those with ratings below the top four                 x
rating categories according to a nationally recognized rating agency such as
Moody's Investors Service, Inc. or Standard & Poor's Rating Group. These bonds are considered below investment grade and commonly referred to as high yield or
"junk" bonds. These bonds may be subject to substantially greater credit risk as described below.
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS. Municipal obligations are issued by, or on behalf of,                                                x
states, cities and other local governmental entities, to pay for construction and other projects. Holders of municipal obligations loan money to a government or governmental entity, which then has cash to complete its project. Bondholders earn interest payments until the bond matures, at which time they also receive their principal back.

Municipal obligation interest is generally exempt from federal income taxes.
Municipal obligations include revenue bonds (which are paid from the revenue of a specific project), general-obligation bonds (which are backed by the taxing power of the issuer), and moral-obligation bonds (which are normally issued by special-purpose public authorities). If the issuer of moral-obligation bonds is unable to pay interest from current revenues, it can draw from a reserve fund.
The issuer has a moral, but not legal commitment to restore the money taken from the reserve fund. The principal risks of municipal obligations are credit risk and interest rate risk; however, local, political and economic factors may also adversely affect the value and liquidity of municipal securities.
------------------------------------------------------------------------------------------------------------------------------------

TEMPORARY INVESTMENTS
Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if a Fund's adviser or subadviser believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks; (4) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and
(5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be persuing its investment objective and may miss potential market upswings.

PRINCIPAL INVESTMENT TECHNIQUES
In managing each of the Bond Funds, a Fund's portfolio managers consider a number of characteristics related to individual bonds as well as the overall portfolio. These include the bonds' quality ratings, the level of income available from individual bonds, the stated or effective maturity and the duration.

BOND QUALITY RATINGS
At the time a bond is purchased, it must meet a specific Fund's quality standards. If a bond's rating is later lowered, the Fund's portfolio managers monitor the bond to determine what action, if any, should be taken, consistent with the Fund's investment objective. There is no requirement that securities must be sold if downgraded.

MATURITY RANGES
Every debt security has a stated maturity date when the issuer must repay the principal value. However, bonds also have an effective maturity that takes into account the likelihood that a bond may be "called" or prepaid before the stated maturity date. Debt securities are most likely to be called when interest rates are falling, because the issuer can refinance at a lower rate. For mortgage-backed securities, the rate at which homeowners pay down their mortgage principal helps to determine the effective maturity of mortgage-backed bonds.

Bond funds do not have stated maturities; however, for investment management purposes, a fund's investment adviser typically calculates a fund's average weighted maturity. This is an average of either the stated or effective maturities of the bonds held by the Fund. Each bond's maturity "weighted" in proportion to the percentage of fund assets the bond represents.

For Gartmore Fixed Income Funds that strive to maintain a target maturity, the Fund's portfolio managers normally calculate the Fund's average maturity using the effective maturities of individual bonds rather than their stated maturities. This provides additional flexibility in portfolio management but, all else being equal, could result in higher volatility than targeting a stated maturity or maturity range.

DURATION RANGES
Certain Funds seek to maintain a particular duration range. Duration is a calculation that measures how sensitive a bond or bond fund's price is to changes in interest rates. Duration is a more accurate measure of this sensitivity than maturity because it takes into account the time value of cash flows (both interest and principal payments) generated over the life of the debt security. Effective duration also takes into account factors that may reduce the time until principal is repaid, such as call features and sinking fund payments.

SECTION 4 FUND MANAGEMENT

INVESTMENT ADVISERS
Gartmore Mutual Fund Capital Trust, located at 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the investment adviser for the Funds. Gartmore Mutual Fund Capital Trust was organized in 1999 as an investment adviser for mutual funds.

Gartmore Mutual Fund Capital Trust is part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring 10 affiliated investment advisers. Collectively, these affiliates (located in the U.S., U.K. and Japan) had over $x billion in net assets under management as of December 31, 2004, of which almost $x billion is managed by Gartmore Mutual Fund Capital Trust.

Each Fund pays its investment adviser a management fee based on the Fund's average daily net assets. The total contractual management fees paid by each Fund for the fiscal year ended October 31, 2004, expressed as a percentage of a Fund's average daily net assets and not taking into account any applicable waivers, were as follows:

Gartmore Bond Fund 0.50%
Gartmore Government Bond Fund 0.50%
Gartmore Tax-Free Income Fund 0.50%

PORTFOLIO MANAGERS

GARTMORE BOND FUND
Gary S. Davis, CFA and Mabel C. Brown, CFA, CPA are portfolio co-managers of the Gartmore Bond Fund and are responsible for the day-to-day management of the Fund, including the selection of the Fund's investments.

Mr. Davis joined Nationwide Insurance, an affiliate of the Fund's investment adviser, in 1998 as a senior portfolio manager and is currently a director. He manages and co-manages with Ms. Brown, other institutional fixed income accounts for Nationwide Insurance. Prior to joining Nationwide Insurance, he was with John Nuveen/Flagship Financial for five years.

Ms. Brown joined Nationwide Insurance, an affiliate of the Fund's investment adviser, in 1998 as a senior investment analyst and is currently a director. She also co-manages with Mr. Davis, other institutional fixed income accounts for Nationwide Insurance. Prior to joining Nationwide Insurance, she was with the Ohio Bureau of Workers' Compensation.

GARTMORE GOVERNMENT BOND FUND
Gary R. Hunt, CFA is responsible for the day-to-day management of the Fund, including the selection of the Fund's investments. Mr. Hunt has either managed or co-managed the Gartmore Government Bond Fund, and its predecessor funds, since March 1997. He also manages the Gartmore GVIT Government Bond Fund and an offshore U.S. government bond fund. He joined Nationwide Insurance, an affiliate of the Fund's investment adviser, in 1992 as a securities analyst. He is currently a director and manages the U.S. Treasury, Agency and Agency Mortgage Backed sector for Nationwide Insurance.

GARTMORE TAX-FREE INCOME FUND
Alpha Benson is responsible for the day-to-day management of the Fund, including the selection of the Fund's investments. Ms. Benson joined Nationwide Insurance, an affiliate of the Fund's investment adviser, in 1977 as a financial analyst and now serves as Director of Municipal Securities. She has managed the Gartmore Tax-Free Income Fund and its predecessor since its inception in March 1986. She managed the Financial Horizons Investment Trust Municipal Bond Fund from March 1997 to May 1998.

SECTION 5 INVESTING WITH GARTMORE

DIFFERENCES BETWEEN THE SHARE CLASSES

The Funds offer several different share classes each with different price and cost features. If you owned Class B or Class C shares on September 1, 2003, your shares were re-designated as Class X or Class Y shares, respectively on that date. This re-designation generally did not affect the operations of these two classes.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision. The following chart outlines the differences between Class X, Class Y and Class A shares.


COMPARING CLASS X, CLASS Y AND CLASS A1 SHARES

CLASSES AND CHARGES                                     POINTS TO CONSIDER
CLASS X SHARES
CDSC up to 5.00%                                        No front-end sales charge means your full investment
                                                        immediately goes toward buying shares.
Annual service and/or 12b-1 fee up to 1.00%             No reduction of CDSC, but waivers are available.
                                                        The contingent deferred sales charge declines
                                                        1%each year to zero after six years.
                                                        Total annual operating expenses are higher than
                                                        Class A charges which means lower dividends per
                                                        share are paid.
                                                        Automatic conversion to Class A shares after
                                                        seven years, which means lower annual expenses in
                                                        the future.
                                                        Maximum investment amount of $100,000.
                                                        Larger investments may be rejected.
CLASS Y SHARES
CDSC of 1.00%                                           No front-end sales charge means your full investment
                                                        immediately goes toward buying shares.
Annual service and/or 12b-1 fee up to 1.00%             No reduction of CDSC, but waivers are available.
                                                        The contingent deferred sales charge declines to
                                                        zero after one year.
                                                        Total annual operating expenses are higher than
                                                        Class A charges which means lower dividends per
                                                        share.
                                                        No conversion feature.
                                                        Maximum investment amount of $1,000,0002. Larger
                                                        investments may be rejected.
CLASS A SHARES1
Front-end sales charge up to 4.75%                      A front-end sales charge means that a portion of
                                                        your initial investment goes toward the sales
                                                        charge and is not invested. 3
Contingent deferred sales charge (CDSC)1                Reduction and waivers of sales charges are
                                                        available.
Annual service and/or 12b-1 fee up to 0.25%             Total annual operating expenses are lower than
                                                        Class B and Class C charges which means higher
                                                        dividends per share.

                                                        No conversion feature.
                                                        No maximum investment amount.


1 Class A shares are included because Class X shares will convert to Class A shares after seven years.
2 This limit was calculated based on a one-year holding period.

3 A CDSC of up to 0.75% may be charged on redemptions of Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and for which a finder's fee was paid. The CDSC covers any finder's fee paid to your financial advisor or other intermediary.

CLASS A SHARES

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-end Sales Charges for Class A Shares.

-------------------------------------------------------------------------------------------------------------
                                                                                                 Dealer
                                                                                               Commission
                                                      Sales Charge as a percentage of              as
--------------------------------------------------------------------------------------------   Percentage
                                                                     Net Amount Invested      of Offering
Amount of Purchase                              Offering Price         (approximately)           Price
-------------------------------------------------------------------------------------------------------------
Less than $50,000                                    4.75%                    4.99%                4.00%
-------------------------------------------------------------------------------------------------------------
$50,000 to $99,999                                   4.50                     4.71                  3.75
-------------------------------------------------------------------------------------------------------------
$100,000 to $249,999                                 3.50                     3.63                  3.00
-------------------------------------------------------------------------------------------------------------
$250,000 to $499,999                                 2.50                     2.56                  2.00
-------------------------------------------------------------------------------------------------------------
$500,000 to $999,999                                 2.00                     2.04                  1.75
-------------------------------------------------------------------------------------------------------------
$1 million or more                                   None                     None                 None*
-------------------------------------------------------------------------------------------------------------

* Dealer may be eligible for a finder's fee as described in "Purchasing Class A Shares without a Sales Charge" below.


REDUCTION AND WAIVER OF CLASS A SALES CHARGES

If you qualify for a reduction or waiver of Class A sales charges, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current net asset value. You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See "Reduction of Class A Sales Charges" and "Waiver of Class A Sales Charges" below and "Reduction of Class A Sales Charges" and "Net Asset Value Purchase Privilege (Class A Shares Only)" in the SAI for more information. This information regarding breakpoints is also available free of charge at www.gartmorefunds/funds/ptbreak.jsp.

Reduction of Class A Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

o A Larger Investment. The sales charge decreases as the amount of your investment increases.

o Rights of Accumulation. You and other family members living at the same address can combine the current value of your Class A investments in all Gartmore Funds (except Gartmore Money Market Fund), in order to qualify for a reduced sales charge. If you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be included.

o Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.

o Share Repurchase Privilege. If you sell Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of selling shares on which you previously paid a sales charge,. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your sale and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

o Letter of Intent Discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Gartmore Money Market
         Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

Waiver of Class A Sales Charges

Front-end sales charges on Class A shares are waived for the following purchasers:

    o People purchasing shares through an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges.
    o Directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor.
    o        Retirement plans.
    o Investment advisory clients of Gartmore Mutual Funds Trust, Gartmore SA Capital Trust and their affiliates. Directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.

The Statement of Additional Information lists other investors eligible for sales charge waivers.

PURCHASING CLASS A SHARES WITHOUT A SALES CHARGE

Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the funds offered by Gartmore Mutual Funds and Gartmore Mutual Funds II, Inc. (including the Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) of up to 0.75% applies if a "finder's fee" is paid by the Distributor to your financial adviser or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finder's fee paid to the selling dealer.

 The CDSC does not apply:

    o if you are eligible to purchase Class A shares without a sales charge for another reason.
    o to shares acquired through reinvestment of dividends or capital gain distributions.

CONTINGENT DEFERRED SALES CHARGE ON CERTAIN SALES OF CLASS A SHARES

-------------------------------------------------------------------------------------------------------------
Amount of                             $1 million               $4 million                 $25 million
Purchase                            to $3,999,999            to $24,999,999                 or more
-------------------------------------------------------------------------------------------------------------
If sold within                                                   18 months
-------------------------------------------------------------------------------------------------------------
Amount of CDSC                          0.75%                    0.50%                       0.25%
-------------------------------------------------------------------------------------------------------------

Any contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a contingent deferred sales charge are sold first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see "Waiver of Contingent Deferred Sales Charges-Class A, Class B, and Class C Shares" for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Fund(s) is described above; however, the CDSCs for Class A shares of other Gartmore Funds may be different and are described in their respective prospectuses. If you purchase more than one Gartmore Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Gartmore Funds purchased and is proportional to the amount you redeem from each Gartmore Fund.

CLASS X SHARES

After you hold your Class X shares for seven years, they automatically convert at no charge into Class A shares, which have the advantage of lower fund expenses. Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class X shares, you may receive fewer Class A shares than the Class X shares converted; however, the total dollar value is the same.


CLASS Y SHARES
Both the front-end sales charge and CDSC applicable to Class Y shares will be waived for sales of retirement plans offered by Nationwide Trust Company

SALES CHARGES, DISTRIBUTION PLANS AND SERVICE FEES

SALES CHARGES
Sales charges, if any, are paid to the Funds' distributor, Gartmore Distribution Services, Inc. ("Distributor"). These fees are either kept or paid to your financial adviser or other intermediary.

DISTRIBUTION AND SERVICE FEES
The Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class X, and Class Y shares of the Funds to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services. Class A, Class X and Class Y shares pay distribution and/or service fees to the Distributor. These fees are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds' assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class X, and Class Y shares pay the Distributor annual amounts not exceeding the following:

--------------------------------------------------------------------------------
CLASS                            AS A % OF DAILY NET ASSETS
--------------------------------------------------------------------------------
Class A shares                   0.25% (distribution or service fee)
--------------------------------------------------------------------------------
Class X shares                   0.85% (0.10% service fee)
--------------------------------------------------------------------------------
Class Y shares                   0.85% (0.10% service fee)
--------------------------------------------------------------------------------

ADMINISTRATIVE SERVICE FEES
Class A shares may also pay administrative service fees. The Trust pays these fees to providers of recordkeeping and/or other administrative support services.

REVENUE SHARING

The Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributor may also make payments for marketing, promotional, or related expenses to dealers. The amount of these payments is determined by the Distributor. The manager or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include:

    o        the Funds' Distributor and other affiliates of the manager,
    o        broker-dealers,
    o        financial institutions, and
    o other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales; current or historical assets; or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you.

Contact your financial intermediary for details about revenue sharing payments it may receive.

CONTACTING GARTMORE FUNDS

CUSTOMER SERVICE REPRESENTATIVES are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 1-800-848-0920.

AUTOMATED VOICE RESPONSE Call 1-800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:
    o        make transactions
    o        hear fund price information
    o        obtain mailing and wiring instructions

INTERNET Go to WWW.GARTMOREFUNDS.COM 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:
    o        download Fund prospectuses
    o        obtain information on the Gartmore Funds
    o        access your account information
    o request transactions, including purchases, redemptions and exchanges

BY REGULAR MAIL Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

BY OVERNIGHT MAIL Gartmore Funds, 3435 Stelzer Road, Columbus Ohio 43219.

BY FAX 614-428-3278

FUND TRANSACTIONS--CLASS A, CLASS X, AND CLASS Y SHARES

All transaction orders must be received by the Funds' agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund's NAV to receive that day's NAV.

HOW TO BUY SHARES                     HOW TO EXCHANGE SHARES              HOW TO SELL SHARES
(Be sure to specify the class of      (Exchange privileges may be         (A medallion signature guarantee
shares you wish to purchase)          amended or discontinued upon        may be required. See "Medallion
                                      60-day written notice to            Signature Guarantee" below.)
                                      shareholders.)

Through an authorized intermediary. The Funds' Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds' agent or an authorized intermediary receives your order.


By mail. Complete an application      By mail or fax. You may request an exchange or redemption by
and send with a check made            mailing or faxing a letter to letter Gartmore Funds, The letter must
payable to: Gartmore Funds.           include your account numbers and the names of the Fund you wish to
Payment must be made in U.S.          exchange from and to. The letter must be signed by all account
dollars and drawn on a U.S. bank.     owners. We reserve the right to request original documents for any
The Funds do not accept third-        faxed requests.
party checks, travelers' checks or
money orders.

By telephone
You will have automatic telephone privileges unless you decline this option on your application.

The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.

Additional information for selling shares:
The following types of accounts can use the voice-response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minors.

A check made payable to the shareholder of record will be mailed to the address of record.

The Fund may record telephone instructions to sell shares. and may request sale instructions in writing, signed by all shareholders on the account.
On-line. Transactions may be made through the Gartmore funds website. However, The Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. You may have your       Bank wire is not an option for      By bank wire. The Funds can wire
bank transmit funds by (federal       exchanges.                          the proceeds of your sale
funds) wire to the Funds' custodian                                       directly to your account at a
bank, unless you declined automatic                                       commercial bank (a voided check
telephone privileges on your                                              must be attached to your
application. (The authorization                                           application), unless you declined
will be in effect unless you give                                         telephone privileges on your
the Fund written notice of its                                            application. (The authorization
termination.)                                                             will be in effect unless you give
o    If you choose this method                                            the Fund written notice of its
     to open a new account, you                                           termination.)
     must call our toll-free number                                       o    Your proceeds will be
     before you wire your                                                      wired to your bank on the
     investment and arrange to fax                                             next business day after your
     your completed application.                                               order has been processed.
o    Your bank may charge a fee                                           o    Gartmore deducts a $20
     to wire funds.                                                            service fee from the sale
                                                                               proceeds for this service
                                                                          o    Your financial institution
                                                                               may also charge a fee for
                                                                               receiving the wire.
                                                                          o    Funds sent outside the
                                                                               U.S. may be subject to
                                                                               higher fees.

Automated Clearing House is not an option for purchases or                By Automated Clearing House
exchanges.                                                                (ACH). Your redemption proceeds
                                                                          can be sent to your bank via ACH
                                                                          on the second business day after
                                                                          your order has been processed (a
                                                                          voided check must be attached to
                                                                          your application). Money sent
                                                                          through ACH should reach your
                                                                          bank in two business days. There
                                                                          is no fee for this service. (The
                                                                          authorization will be in effect
                                                                          unless you give the Fund written
                                                                          notice of its termination.)

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.

BUYING SHARES

SHARE PRICE. The net asset value or "NAV" is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

    o        calculated at the close of regular trading (usually 4 p.m. Eastern
             Time) each day the New York Stock Exchange is open.
    o generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number outstanding shares of that class.

The purchase or "offering" price for Fund shares is the NAV (for a particular class) next determined after the order is received, plus any applicable sales charge.

In determining net asset value, the Fund's assets are valued primarily on the basis of market quotations. However, the Trust's Board of Trustees has adopted procedures for making "fair value" determinations if market quotations are not readily available or if the Fund(s)' administrator or agent believes a market price does not represent fair value. Fair value determinations are required for securities whose value is affected by a "significant" event that materially affects the value of a domestic or a foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund's NAV.

The Fund, to the extent that it holds foreign equity securities, will also value securities at fair value in the circumstances described below. Generally, trading in foreign securities markets are completed each day at various times prior to the time of a Fund's NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time of the Funds' NAV is calculated, the Funds will fair value their foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Funds' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When a Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Call out box for this section

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.
- New Year's Day
- Martin Luther King, Jr. Day
- Presidents' Day
- Good Friday
- Memorial Day
- Independence Day
- Labor Day
- Thanksgiving Day
- Christmas Day
- Other days when the New York Stock Exchange is not open.


Call out or sidebar:

                     MINIMUM ADDITIONAL INVESTMENTS - CLASS X AND CLASS Y SHARES

                     Additional investments $100 (per Fund)
                     Additional Investments
                     (Automatic Asset Accumulation Plan) $50


---------------------------------------------------------------------------
Minimum investment requirements do not apply to certain retirement plans or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

ACCOUNTS WITH LOW BALANCES - CLASS X AND CLASS Y SHARES
Maintaining small accounts is costly for the Fund(s) and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the Fund(s)' minimum.

o If the value of your account falls below $2000 ($1000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are sold each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund(s) may waive the quarterly fee.

o The Fund(s) reserve the right to sell your remaining shares and close your account if a sale of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

 IN-KIND PURCHASES. The Fund(s) may accept payment for shares in the form of securities that are permissible investments for the Funds.

EXCHANGING SHARES


You may exchange your Fund shares for shares of any Gartmore Fund that is currently accepting new investments as long as:

o        both accounts have the same owner,
o your first purchase in the new fund meets its minimum investment requirement,

Subject to the conditions above, Class X and Class Y shareholders may exchange their shares for Class B and Class C shares, respectively, of any Gartmore Fund. You may also exchange Class X and Class Y shares into the Prime Shares of the Gartmore Money Market Fund. However, if you exchange your Class X or Class Y shares, you will not be permitted to exchange back into Class X or Class Y shares of the original Fund. In addition, you may not exchange Class X or Class Y shares of a Fund into Class X or Class Y shares of any other Fund. The exchange privileges may be amended or discontinued upon 60 days' written notice to shareholders.


SELLING SHARES

You can sell or, in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you sell your shares is the net asset value (minus any applicable sales charges) next determined after the Fund's authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you sell may be worth more or less than their original purchase price depending on the market value of the Fund's investments at the time of the sale.

IF YOU SELL ALL OF YOUR CLASS X OR CLASS Y SHARES OF A FUND, YOU WILL NOT BE ABLE TO BUY CLASS X OR CLASS Y SHARES, RESPECTIVELY, OF THAT FUND IN THE FUTURE.

You may not be able to sell your Fund shares or Gartmore Funds may delay paying your redemption proceeds if:

    o the New York Stock Exchange is closed (other than customary weekend and holiday closings),
    o        trading is restricted, or
    o an emergency exists (as determined by the Securities and Exchange Commission).

Generally, the Fund will pay you for the shares that you sell within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 15 business days from the purchase date to allow time for your payment to clear. The Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

    o        is engaged in excessive trading or
    o if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

Under extraordinary circumstances, a Fund may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Gartmore Funds' ability to make a redemption-in-kind, see the Statement of Additional Information.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund's investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the Fund's current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

CALLOUT BOX

MEDALLION SIGNATURE GUARANTEE

A medallion signature guarantee is required for sales of Class X, and Class Y shares in any of the following instances:

o        your account address has changed within the last 15 calendar days,

o the redemption check is made payable to anyone other than the registered shareholder,
o the proceeds are sent to a bank account not previously designated or changed within the past 10 business days,
o the proceeds are mailed to any address other than the address of record, or
o the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer's signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

MAKE THIS A SEPARATE CALL-OUT SECTION

EXCESSIVE TRADING

The Funds seek to deter short-term or excessive trading (often described as "market timing"). Excessive trading (either frequent exchanges between Gartmore Funds or sales and repurchases of Gartmore Funds within a short time period) may:

    o        disrupt portfolio management strategies,
    o        increase brokerage and other transaction costs, and
    o        negatively affect fund performance.

Funds that invests in foreign securities may be at a greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund's NAV (referred to as "arbitrage market timing"). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high yield
(junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices.

The Funds' Board of Trustees has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive short-term trading in the Funds:

MONITORING OF TRADING ACTIVITY

The Funds, through their investment advisor and/or subadviser and their agents, monitor selected trades and flows of money in and out of the Fund in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Fund may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's account.

Restrictions on transactions

THE GARTMORE FUNDS HAVE BROAD AUTHORITY TO TAKE DISCRETIONARY ACTION AGAINST MARKET TIMERS AND AGAINST PARTICULAR TRADES. THEY ALSO HAVE SOLE DISCRETION TO:

    o RESTRICT PURCHASES OR EXCHANGES THAT THEY OR THEIR AGENTS BELIEVE CONSTITUTE EXCESSIVE TRADING.
    o REJECT TRANSACTIONS THAT VIOLATE A FUND'S EXCESSIVE TRADING POLICIES OR ITS EXCHANGE LIMITS
    o

THE FUNDS HAVE ALSO IMPLEMENTED REDEMPTION AND EXCHANGE FEES TO DISCOURAGE EXCESSIVE TRADING AND TO HELP OFFSET THE EXPENSE OF SUCH TRADING.

In general:

o Exchanges may be limited to 12 exchanges out of a particular Fund within a rolling one-year period or an exchange equaling 1% or more of a Fund's NAV may be rejected and
o Redemption and exchange fees are imposed on certain Gartmore Funds. For these Gartmore Funds, the Gartmore Fund will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

FAIR VALUATION

The Funds have fair value pricing procedures in place. See Section 5, Investing with Gartmore, Buying Shares, Share Pricing. By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market or by news after the last market pricing of the security, the Funds attempt to establish a price that it might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which the Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

Despite its best efforts, Gartmore Funds may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, Gartmore Funds may not be able to prevent all market timing and its potential negative impact.

EXCHANGE AND REDEMPTION FEES

In order to discourage excessive trading, the Gartmore Funds impose redemption and exchange fees on certain funds if you sell or exchange your shares within a designated holding period. The exchange fee is paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether an exchange fee applies, shares that were held the longest are redeemed first. If you exchange assets into a Fund with a redemption/exchange fee, a new period begins at the time of the exchange.

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these Funds into another Gartmore Fund if you have held the shares of the fund with the exchange for less than the minimum holding period listed below:

                              FUND                                        EXCHANGE/         MINIMUM HOLDING
                                                                       REDEMPTION FEE        PERIOD (DAYS)

Gartmore China Opportunities Fund                                           2.00%                90
Gartmore Emerging Markets Fund                                              2.00%                90
Gartmore Global Financial Services Fund                                     2.00%                90
Gartmore Global Health Sciences Fund                                        2.00%                90
Gartmore Global Natural Resources Fund                                      2.00%                90
Gartmore Global Technology and Communications Fund                          2.00%                90
Gartmore Global Utilities Fund                                              2.00%                90
Gartmore International Growth Fund                                          2.00%                90
Gartmore Micro Cap Equity Fund                                              2.00%                90
Gartmore Mid Cap Growth Fund                                                2.00%                90
Gartmore Mid Cap Growth Leaders Fund                                        2.00%                90
Gartmore Small Cap Fund                                                     2.00%                90
Gartmore Small Cap Growth Fund                                              2.00%                90
Gartmore U.S. Growth Leaders Long-Short Fund                                2.00%                90
Gartmore Value Opportunities Fund                                           2.00%                90
Gartmore Worldwide Leaders Fund                                             2.00%                90
Gartmore Focus Fund                                                         2.00%                30
Gartmore Growth Fund                                                        2.00%                30
Gartmore Large Cap Value Fund                                               2.00%                30
Gartmore Nationwide Fund                                                    2.00%                30
Gartmore Nationwide Leaders Fund                                            2.00%                30
Gartmore U.S. Growth Leaders Fund                                           2.00%                30
Gartmore High Yield Bond Fund                                               2.00%                 5
Gartmore Bond Fund                                                          2.00%                 5
Gartmore Tax-Free Fund                                                      2.00%                 5
Gartmore Government Bond Fund                                               2.00%                 5
Gartmore S&P 500 Index Fund                                                 2.00%                 5
Gartmore International Index Fund                                           2.00%                 5
Gartmore Mid Cap Market Index Fund                                          2.00%                 5
Gartmore Small Cap Index Fund                                               2.00%                 5
Gartmore Bond Index Fund                                                    2.00%                 5
Gartmore Convertible Fund                                                   2.00%                 5


Redemption and exchange fees do not apply to:

    o Shares sold or exchanged under regularly scheduled withdrawal plans.
    o        Shares purchased through reinvested dividends or capital gains.
    o Shares sold (or exchanged into the Gartmore Money Market Fund) following the death or disability of a shareholder. The disability, determination of disability, and subsequent sale must have occurred during the period the fee applied.
    o Shares sold in connection with mandatory withdrawals from traditional IRAs after age 70-1/2 and other required distributions from retirement accounts.
    o Shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction.

    o Shares sold or exchanged by any "Fund of Funds" that is affiliated with the Fund.


With respect to shares sold or exchanged following the death or disability of a shareholder, mandatory retirement plan distributions or sale within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception.

Only certain intermediaries have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

    o        broker wrap fee and other fee-based programs;
    o omnibus accounts where this is no capability to impose an exchange fee on underlying customers' accounts; and
    o intermediaries that do not or cannot report sufficient information to impose an exchange fee on their customer accounts.

To the extent that exchange and redemption fees cannot be collected on particular transactions and excessive trading occurs, the remaining Fund shareholders bear the expense of such frequent trading.

CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:
    o        Name;
    o        Date of birth (for individuals);
    o Residential or business street address (although post office boxes are still permitted for mailing); and
    o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SECTION 6 DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you can earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distributions varies and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice about your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS AND CAPITAL GAINS
The Fund(s) intend to distribute income dividends to you quarterly in an equity fund or monthly in a daily dividend (fixed income) fund. All income and capital gains distributions (which are paid annually) are automatically reinvested in shares of the applicable Fund. You may request a payment in cash in writing if the distribution is in excess of $5.

Dividends and capital gain distributions you receive from the Funds may be subject to Federal income tax, state taxes or local taxes:

o Any taxable dividends, as well as distributions of short-term capital gains, are federally taxable at applicable ordinary income tax rates.
o Distributions of net long-term capital gains are taxable to you as long-term capital gains.
o For individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gain tax rates, provided that certain holding period requirements are met.
o For corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction.
o Distributions declared in December but paid in January are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

Distributions from the Fund (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax.)

If you invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as "buying a dividend."

GARTMORE TAX-FREE INCOME FUND

Generally, income from the Tax-Free Income Fund will be exempt from federal income taxes, although it is possible that a portion could be taxable. Any taxable distributions will be reported on Form 1099. Although the distributions may be exempt from federal income taxes, they may be subject to state and local taxes. Please be aware that income that is exempt from federal income taxes may be considered in addition to taxable income for purposes of determining whether Social Security payments received by a shareholder are subject to federal income taxes. Certain income not subject to the normal federal income tax may be subject to the federal alternative minimum tax. To determine whether a tax-free fund is right for you, please speak with your tax adviser.

SELLING AND EXCHANGING FUND SHARES
Selling your Fund shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Gartmore Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

OTHER TAX JURISDICTIONS
Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

TAX STATUS FOR RETIREMENT PLANS AND OTHER TAX-DEFERRED ACCOUNTS
When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these entities are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

BACKUP WITHHOLDING
You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

SECTION 7 FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the life of each Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the years ended October 31, 2002 , 2003 and 2004 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Trust's annual reports, which are available upon request. All other information has been audited by other auditors.

GLOSSARY

Below are definitions of some important terms mentioned in this prospectus.

ASSET-BACKED COMMERCIAL PAPER
Banks, companies and other entities needing to borrow money for a short time at a low cost will issue asset-backed commercial paper. Investors earn interest on the money they lend to the entities for these short-term investment instruments (with maturities of two days to nine months), which are secured by and paid from a pool of underlying assets, such as automobile installment sales contracts, home equity loans, property leases and credit card receivables.

BASIS POINT
A basis point is the smallest unit of measure used in quoting yields on bills, notes and bonds. One hundred basis points equal 1.00%, so one basis point equals one one-hundredth of a percent, or 0.01%. A bond yield that increases from 6.50% to 7.25%, for example, is up 75 basis points.

BOND
A bond is one way for investors to earn a specified interest rate during the period of time that they loan money to an entity (a company or a government agency). At the end of the period (when the bond matures), investors receive their principal back, unless the entity defaults, which may result in a loss of principal as well as some interest payments.

CONVERTIBLE SECURITIES

Convertible securities are those issued by corporations (usually preferred stocks or bonds) that may be exchanged at the option of the shareholder for a fixed number of other securities (usually a corporation's common stock) at a set price or according to a certain formula.

DEPOSITARY RECEIPTS
To avoid dealing directly with foreign capital markets, investors can trade in international securities through investment vehicles known as depositary receipts. The receipts are created when one bank or trust company buys foreign securities and deposits them in another bank or trust company (known as the depositary). The receipts are held in the depositary's vault and represent ownership of shares of a foreign-based company, entitling shareholders to dividends and capital gains.

DERIVATIVES
Derivatives are securities contracts that "derive" their value from the performance of an underlying financial asset, index or other investment. An option is one example of a derivative instrument; the option's value changes in relation to the price of an underlying stock. A portfolio's investments in derivative securities can affect its market exposure, duration and/or currency risk. Investors may invest in derivatives as a hedging strategy to offset potential changes in the value of other securities in their portfolios.

DURATION
Duration is a formula that was invented in the late 1930s for measuring bond price volatility based on the bond's "length." It allows for direct comparison of bonds that have different maturities and coupon rates. A bond's duration reflects its price sensitivity to changes in interest rates. Specifically, duration indicates the approximate percentage change in price for every 100-basis-point, or 1%, change in yield. A bond's value drops when interest rates rise, and vice versa. A bond with a duration of three years, for example, will experience a decline in value of about 3% for each 1% rise in interest rates, or rise about 3% in value for each 1% decline in interest rates. Bonds with longer durations have higher risk/volatility.


FUNDAMENTALS
When analysts and portfolio managers are making their decisions about which stocks to recommend for or include in a portfolio, they examine the fundamentals of the company that issues the stock as well as those of its market sector. Company fundamentals include management experience and competence, revenue forecasts, distribution channels, price-to-earnings (P/E) ratio, earnings per share, volume, dividends, price fluctuations, the influence of suppliers and buyers, and pressure from rival competitors. Sector fundamentals include activities such as mergers and acquisitions that might strengthen the companies within the sector, and cyclical effects that stem from the state of the overall economy in which the sector functions.

HIGH-YIELD BONDS
Bonds rated BB or lower by nationally recognized statistical rating agencies are known as high-yield bonds. Another name for them is "junk bonds." The companies who issue them are considered to be a higher credit risk, meaning that the chance of default is greater. To compensate for this increased risk, these bonds pay investors a higher yield.

INDEX
An index is an unmanaged group of securities whose overall performance is used as a standard for measuring the investment performance of stocks, bonds and/or a particular market. Many types of indexes exist; some represent entire markets, such as the U.S. stock market or bond market, and others cover market segments, such as small-capitalization stocks.

INVESTMENT-GRADE BONDS
Investment-grade bonds are those that have been rated within the four highest rating categories by a nationally recognized statistical rating agency, such as Standard & Poor's Corp. or Moody's Investors Service. Such agencies assign each bond a rating after evaluating the bond as well as the financial condition and stability of its issuer. By providing an objective assessment of a bond issuer's ability to repay principal and interest, ratings help investors to judge whether or not a bond issuer is likely to default (fail to repay the interest on or principal amount of the bond).

JUNK BONDS
Bonds that are assigned ratings below the top four rating categories by a nationally recognized rating agency such as Standard & Poor's Corp. or Moody's Investors Service are considered below-investment-grade instruments. They are commonly referred to as junk bonds. A more marketable name for these investments is high-yield bonds. They generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default (failure to repay the interest on or principal amount of the bond.)

MARKET CAPITALIZATION
Market capitalization is a way to measure the size of a company, based on the price of its common stock. A company's size is determined by multiplying the number of outstanding shares of the company's common stock by the current share price.

MARKET-WEIGHTED INDEX
A market-weighted index is one in which the weight given to each security is based on its market capitalization. In a market-weighted index, changes in the share price of a large company's common stock have a greater effect on an index than changes in the share price of a smaller company's common stock.

MATURITY
Maturity refers to the date when the principal amount of a bond is scheduled to be repaid.

MEDALLION SIGNATURE GUARANTEE
Investors who want to transfer or sell securities that they hold in physical certificate form are likely to need their signatures guaranteed before a transfer agent will accept the transactions. A Medallion signature guarantee, which includes a seal applied to the security certificates being processed, is available through a financial institution (bank, credit union, broker-dealer, etc.) that participates in one of several Medallion signature guarantee programs. The guarantee serves as written confirmation that the signature is genuine and valid; should it turn out to be a forgery, the financial institution accepts financial responsibility. The goal of the signature guarantee is to protect investors by preventing the unauthorized transfer of securities. Investors who want to avoid having to get their signatures guaranteed may choose to have their securities held in the name of their brokerage firm (also called "street name") instead of their own names.

MEDIUM-GRADE SECURITIES
Medium-grade securities are obligations that are rated in the fourth-highest rating category by any rating agency. Medium-grade securities, although considered investment-grade quality, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. The issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities are secured by a pool of mortgage loans on real property. Investors are paid out of the interest and principal on the underlying mortgages. These securities may be issued by private issuers; U.S. government mortgage-backed securities are issued or guaranteed by the U.S. government or one of its agencies. Collateralized mortgage obligations (CMOs) are mortgage-backed bonds that involve a variety of maturity classes called tranches. For collateral, these bonds use mortgage loans or mortgage pass-through securities, such as certificates issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corp. (FHLMC). CMOs also can be issued by private lenders.

OPTION
An option is a contract in which the seller gives the buyer the right, but not the obligation, to buy or sell securities for a certain price on or before a given date. Once that date has passed, the option expires.

P/E RATIO
The P/E ratio (price-earnings ratio) is a valuation ratio calculated by taking a company's current stock price per share and dividing it by its earnings per share. The P/E ratio helps investors to know how much they are paying for a company's earning power. Investors expect greater earnings growth from companies whose P/E ratio is high.

REITS
Real estate investment trusts, or REITs, are corporations or trusts that pool money from investors to purchase and manage income-producing real estate (such as apartment buildings and shopping centers) or real estate-related loans or interests. Investors who prefer not to directly own or manage property may choose to invest in real estate through REITs, which, among other advantages, tend to be easier to sell than direct real estate investments.

RULE 12B-1 FEE
In 1980, the Securities and Exchange Commission adopted the Rule 12b-1 fee, which gets its name from a rule in the Investment Company Act of 1940. The fee is assessed to help mutual fund companies recoup the sales and marketing expenses associated with their funds. About half of all mutual funds charge this fee; it ranges from 0.25% to 8.50% (the maximum allowed by the National Association of Securities Dealers).

SECURITIES
Securities are financial instruments that represent ownership (stocks), a debt agreement (bonds) or the rights to ownership (derivatives).

SHORT SALE
A short sale involves the sale of a security that a Fund does not own with the intent to buy the same security later at a lower price. The Fund borrows the security, delivers it to the buyer and is obligated to return the security to the lender at a later date. Investors who participate in short selling can profit if the cost of buying the borrowed security is lower than the price at the time of the initial sale.

STOCK
A stock is a type of security that signifies ownership in a corporation and represents a claim on part of the corporation's assets and earnings. An investor who owns stock in a corporation or owns one or more units in a mutual fund is called a shareholder.

The two main types of stock are common and preferred. Owners of common stock usually have the right to vote at shareholder meetings and can receive dividends that the corporation has declared. Owners of preferred stock generally do not have voting rights, but they have a higher claim on assets and earnings than do owners of common shares. For example, owners of preferred stock receive dividends before owners of common stock and have priority in the event that a corporation goes bankrupt and is liquidated.

BACK COVER

INFORMATION FROM GARTMORE FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents -- which may be obtained free of charge -- contain additional information about the Fund:

    o Statement of Additional Information (incorporated by reference into this Prospectus)
    o Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance)
    o        Semi-Annual Reports

To obtain a document free of charge, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 1-800-848-0920, or write to us at the address listed below, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

FOR ADDITIONAL INFORMATION CONTACT:

BY REGULAR MAIL:
Gartmore Funds
P.O. Box 182205
Columbus, Ohio 43218-2205
(614) 428-3278 (fax)

BY OVERNIGHT MAIL:
Gartmore Funds
3435 Stelzer Road
Columbus, Ohio 43219

FOR 24-HOUR ACCESS:
1-800-848-0920 (toll free) Customer Service Representatives are available 8 a.m. - 9 p.m. Eastern Time, Monday through Friday. Call after 7 p.m. Eastern Time for closing share prices. Also, visit the Gartmore Funds' website at www.gartmorefunds.com.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can obtain copies of Fund documents from the SEC
o        on the SEC's EDGAR database via the Internet at www.sec.gov,
o by electronic request publicinfo@sec.gov, in person at the SEC's Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.), or
o by mail by sending your request to Securities and Exchange Commission Public Reference Section Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)


THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-08495

(C)2005 Gartmore global Investments, Inc. All rights reserved.

GG-0000 2/05





CONCEPT Series

Gartmore U.S. Growth Leaders Long-Short Fund
(formerly Gartmore Long-Short Equity Plus Fund)

www.gartmorefunds.com


PROSPECTUS

February 28, 2005


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

TABLE OF CONTENTS

SECTION 1 OVERVIEW OF FUND RISKS

SECTION 2 FUND SUMMARY AND PERFORMANCE
Gartmore U.S. Growth Leaders Long-Short Fund...........................

SECTION 3 FUND DETAILS
Principal Investments..................................................
........................................................................

SECTION 4 FUND MANAGEMENT
Management, Subadvisory, and Performance Based Fees....................
Portfolio Management

SECTION 5 INVESTING WITH GARTMORE
Choosing a Share Class.................................................
Sales Charges, Distribution Plans and Service Fees.....................
Contacting Gartmore Funds..............................................
Buying Shares..........................................................
Exchanging Shares......................................................
Selling Shares.........................................................
Excessive Trading......................................................
Exchange and Redemption Fees...........................................

SECTION 6 DISTRIBUTIONS AND TAXES
Distributions and Capital Gains........................................
Selling and Exchanging Fund Shares.....................................
Other Tax Jurisdictions................................................
Tax Status for Retirement Plans and
Other Tax-Deferred Accounts............................................
Backup Withholding.....................................................

SECTION 7 FINANCIAL HIGHLIGHTS.........................................

GLOSSARY...............................................................

INTRODUCTION TO THE CONCEPT SERIES

This prospectus provides information about one Fund (the "Fund) offered by Gartmore Mutual Funds (the "Trust") -- the Gartmore U.S. Growth Leaders Long-Short Fund (formerly Gartmore Long-Short Equity Plus Fund).

The Fund is primarily intended:

o to seek to achieve absolute returns regardless of market conditions through the purchase and short sale of U.S. securities.

The Fund uses investment strategies, such as short selling, that may present higher risks than other mutual funds. The Fund is not appropriate for all investors.

The Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Typically, this transpires when new money comes into the Fund and has not been invested or during unusual business, economic, political or financial conditions. Should this occur the Fund will not be pursuing its investment objective. This may result in a lower return for the Fund, and it may miss potential market upswings. [This temporary defensive language does not appear in the current prospectus. Please confirm.]

As with any mutual fund, there can be no guarantee that this Fund will meet its investment objectives or that its performance will be positive for any period of time.

The Fund's investment objective may be changed without shareholder approval.

--------------------------------------------------------------------------------
RISK FACTORS FOR MUTUAL FUNDS
Please note that an investment in mutual funds is:

o      not guaranteed to meet its investment goal;
o      not a deposit;
o not insured, endorsed or guaranteed by the FDIC or any government agency or financial institution; and
o subject to investment risk, including the possible loss of your original investment.
--------------------------------------------------------------------------------

The Fund Summary and Performance section summarizes key information about the Fund, including its investment objective, principal strategies and risks, performance and fees. More information about the Fund can be found in Section 3, Fund Details.



--------------------------------------------------------------------------------
Throughout this prospectus, the words "you" and "your" refer to potential investors and current shareholders of one or more of the Funds. Gartmore refers to the Fund's investment adviser, Gartmore Mutual Fund Capital Trust.

--------------------------------------------------------------------------------


ABOUT SHARE CLASSES
The Fund offers six different share classes - Class A, Class B, Class C, Class R, Institutional Service Class and Institutional Class shares. An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges, and expenses for each share class are different. Multiple share classes allow you to choose the cost structure you prefer. The Fund Summary includes fees and expenses for the Fund and corresponding classes. For help in determining which share class is suitable for you, see Section 5, Investing with Gartmore: Choosing a Share Class.

Although the Fund is currently managed by Gartmore Mutual Fund Capital Trust, and Gartmore Mutual Fund Capital Trust intends to manage the Fund for the foreseeable future, the Fund may employ a "multi-manager" structure, which means that Gartmore Mutual Fund Capital Trust, as the Fund's investment adviser, may hire, replace or terminate one or more subadvisers, not affiliated with Gartmore Mutual Funds Capital Trust, for the Fund without shareholder approval. Gartmore Mutual Funds Capital Trust believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Fund Management: Multi-Manager Structure for more information.

SECTION 1 OVERVIEW OF FUND RISKS

All mutual funds are subject to some risk. Gartmore has built sound risk-management processes designed to increase the probability of delivering enhanced risk-adjusted returns over the long term. Across its diverse family of investment offerings, Gartmore strives to combine fundamental security selection with the application of technology to help control risk and enhance returns.

The portfolio managers of the Fund also strive to manage investment risk by holding securities from a number of different companies in order to reduce the potential impact of any one company and by carefully selecting securities they believe to be the most promising investment opportunities for the Funds. However, the Fund uses investment techniques and strategies that may present substantially higher risks than other mutual funds. The Fund is not appropriate for all investors.

Following are specific risks that could affect the Funds' performance. [Consider listing risks in descending order by degree of risk.]

DEPOSITARY RECEIPT RISK refers to the possibility that investing in depositary receipts subjects the Fund to the same risks associated with foreign securities. Those risks include:

o        the impact of changes in currency exchange rates,
o        lack of public information about foreign companies, and
o        political, social and economic instability in the company's country.

Sponsored depositary receipts are issued jointly by the issuer of the underlying security and the financial institution. Unsponsored depositary receipts are issued only by the financial institution and may not provide as much information about the underlying issuer and/or may not carry the same voting privileges as issuer sponsored depositary receipts. Certain depositary receipts may not be listed on an exchange and therefore may be considered illiquid securities.

DERIVATIVES RISK IS the risk that the use of derivative securities could disproportionately increase losses and/or reduce opportunities for gains when security prices, currency rates or interest rates change in unexpected ways. Investments in derivatives involve several different risks, including the risks that:

o the other party in the derivatives contract may fail to fulfill its obligations;
o the use of derivatives may reduce liquidity and make the Fund harder to value, especially in declining markets;
o the Fund may suffer disproportionately heavy losses relative to the amount of assets it has invested in derivative contracts; and
o changes in the value of the derivative contracts or other hedging instruments may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

MID-CAP AND SMALL CAP RISK. Investments in mid-sized and smaller companies may involve greater risk than investments in larger, more established companies because their stocks are usually less stable in price and less liquid. To the extent the Fund invests in stocks of small and mid-sized companies, it may be subject to increased risk.

PORTFOLIO TURNOVER RISK. The portfolio managers may engage in active and frequent trading of portfolio securities if they believe this strategy will be beneficial to the Fund. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may:

    o        increase share price volatility, and
    o        result in additional tax consequences for Fund shareholders.


SECURITIES LENDING RISK occurs when the lent securities may not be available for sale on a timely basis. The Fund may, therefore, lose the opportunity to sell them at a desirable price. The Fund also may lose its claims on the collateral deposited by the borrower if the borrower fails financially.

SHORT SALES RISK is the risk that the price of the security sold short will increase in value between the time of the short sale and the time the Fund must purchase the security to return it to the lender.

STOCK MARKET RISK refers to the possibility that a Fund could lose value if the individual stocks it has invested in and/or the overall stock markets on which the stocks trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by many factors, including:

o        corporate earnings,
o        production,
o        management,
o        sales, and
o market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

SECTION 2 FUND SUMMARY AND PERFORMANCE

FUND SUMMARY -- GARTMORE U.S. GROWTH LEADERS LONG-SHORT FUND
(formerly Gartmore Long-Short Equity Plus Fund)

OBJECTIVE
The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES
The Fund seeks to achieve absolute returns regardless of market conditions through the purchase and short sale of U.S. securities. Under normal conditions, the Fund will invest at least 80% of its net assets in U.S.-based companies of any size, including small or medium-sized companies. [duplicated below]

The Fund will hold both "long" positions and "short" positions. With a long position, the Fund purchases a stock outright; with a short position, the Fund sells a security that it does not own and must borrow to meet its settlement obligations. The Fund will realize a profit or incur a loss from a short position depending on whether the value of the underlying stock decreases or increases, respectively, between the time the stock is sold and when the Fund replaces the borrowed security.

Ordinarily the Fund will hold securities of 50 to 100 issuers; within that group any issuer may be held either long or short, but any one issuer will not be held both long and short.

The Fund intends to take a long position in stocks in "leaders," companies that the Fund's adviser, Gartmore Mutual Fund Capital Trust, believes:

o        will generate earnings growth exceeding market expectations
o        benefit from superior management, products or distribution.

The Fund intends to take a short position in stocks of companies:

o        whose earnings look to be reflected in the current price
o        which GMF believes are likely to fall short of expectations
o where there is structural weakness in the industry in which the company operates its franchise
o        which GMF believes have poor quality management
o which GMF believes are likely to suffer an event affecting long-term earnings power.

In addition, the Fund may affect strategic paired trades, taking both long and short positions in companies in the same industry in order to remove much of the market and sector impact on performance.

In making decisions on whether to buy or sell a security, the portfolio managers are not limited by the turnover rate of the Fund. The portfolio managers may participate in frequent portfolio transactions, which will lead to higher transaction costs and additional tax consequences.

The Fund may also invest in exchange-traded funds and derivatives, primarily options. The Fund may also hold a significant portion of its assets in cash or money market obligations if the portfolio managers believe it is prudent to do so or to cover its short positions. The Fund will also lend its portfolio securities to brokers, dealers and financial institutions.


NOTE: THE FOLLOWING THREE PARAGRAPHS ARE CALLOUTS

LEADERS
A "leader" is defined as a company with a strong franchise capable of taking advantage of its position in the marketplace. The rationale for investing in leaders arises from the expectation that these companies will dominate their respective industries due to their reputation of having quality management and superior products and services or distribution.

LONG POSITION:
The Fund actually owns a security in anticipation that the price of such security will increase over time.

SHORT SALES: Selling a security the Fund does not own, but must borrow to complete the sale, in anticipation of purchasing the same security at a later date at a lower price.

PRINCIPAL RISKS

The value of your investment in the Fund will fluctuate and depends in part on the portfolio manager's ability to assess economic conditions and investment opportunities. This Fund uses investment techniques and strategies, primarily short sales, that may present substantially higher risks than other mutual funds.

Although the Fund's portfolio manager strives to reduce the risk of loss by holding a number of different securities and by carefully selecting the companies for investment, this risk cannot be entirely eliminated. There is the risk that you will lose money.

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following headings: [Consider listing in descending order by degree of risk.]

o        Depositary risk
o        Derivatives risk
o        Mid- and small cap risk
o        Portfolio turnover risk
o        Securities lending risk
o        Short sales risk
o        Stock market risk

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information.

PERFORMANCE
The returns for the Fund reflect the performance of the Montgomery Partners Long-Short Equity Plus Fund (the "Predecessor Fund") until June 22, 2003 and the Fund from June 23, 2003 when the Fund acquired all of the assets, subject to stated liabilities of the Predecessor Fund. During the joint history of the Predecessor Fund and the Fund, the assets have been managed with several different strategies and the returns reflect these various strategies.

The chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's results, specifically its annual total returns, have varied. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund's average annual total returns before taxes (and after taxes for Class C shares) and compares them to the returns of a broad-based securities index. The Fund's past performance does not guarantee similar results in the future.

After-tax returns are shown for Class C shares only. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

ANNUAL RETURNS--CLASS C SHARES* (YEARS ENDED DECEMBER 31)

BAR CHART HERE

Best Quarter:
Worst Quarter:

*These annual returns do not include sales charges and do not reflect the effect of taxes. Through June 22, 2003, the returns were attained by the Predecessor Fund. If the sales charges were included, the annual returns would be lower than those shown.

AVERAGE ANNUAL RETURNS1
AS OF DECEMBER 31, 2004                                       1 YEAR                5 YEARS           SINCE INCEPTION2
----------------------------------------------------------------------------------------------------------------------
Class A Shares - Before Taxes3
----------------------------------------------------------------------------------------------------------------------
Class B Shares - Before Taxes3
----------------------------------------------------------------------------------------------------------------------

Class C Shares - Before Taxes4
Class C Shares - After Taxes on Distributions4
Class C Shares - After Taxes on Distributions and Sales of Shares4 Class R Shares - Before Taxes5
Institutional Service Class Shares - Before Taxes6
Institutional Class Shares - Before Taxes6
Standard and Poor's 500 Index (S&P 500)7
Citigroup 3-Month Treasury Bill Index8

1 These returns include the impact of expenses and any sales charges, and through June 22, 2003 were attained by the Predecessor Fund.
2 The Predecessor Fund, commenced operations for its Class C shares and Class R shares on December 31, 1997, and commenced operations for its Class A shares and Class B shares on October 31, 2001. As of June 23, 2003, the Gartmore Long-Short Equity Plus Fund (which previously had not commenced operations) acquired all the assets, subject to stated liabilities, of the Predecessor Fund. At that time the Gartmore Long-Short Equity Plus Fund took on the performance of the Predecessor Fund.
3 These returns through October 31, 2001 include the performance of the Class R shares of the Predecessor Fund, and, for periods from November 1, 2001 to June 22, 2003, the returns for the Class A and Class B shares include the performance of the Class A and Class B shares, respectively, of the Predecessor Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A and Class B shares of the Fund would have produced because all classes of the Fund's shares invest in the same portfolio of securities. The performance for these classes has been restated to reflect differences in sales charges, but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to Class A and Class B shares; if these fees were reflected, the performance for Class B shares would have been lower.
4 A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the front-end sales charges.
5 These returns for the period through October 31, 2001 include the performance of the Class R shares of the Predecessor Fund; for the period from November 1, 2001 to June 22, 2003 include the performance of the Class B shares of the Predecessor Fund; and for the period from June 23, 2003 to December 31, 2003 (prior to the creation of the Fund's Class R shares) include the performance of the Fund's Class B shares. The returns have been adjusted for the fact that the Fund's Class R shares do not have any applicable sales charges, but have not been adjusted for the lower expenses applicable to the Fund's Class R shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what the Fund's Class R shares would have produced because the Class R shares will invest in the same portfolio of securities as the Fund's other classes.
6 These returns for the period through June 22, 2003 include the performance of the Predecessor Fund Class R shares and for the period from June 23, 2003 to December 31, 2003 include the performance of the Class A shares because Institutional Service Class and Institutional Class shares had not yet commenced operations. These returns have been adjusted for the fact that Institutional Service Class and Institutional Class shares do not have any sales charges but have not been adjusted for the lower expenses applicable to Institutional Service Class and Institutional Class shares. Excluding the effects of any fee waivers or reimbursements, such prior performance is similar to what Institutional Service Class and Institutional Class shares would have produced because Institutional Service Class and Institutional Class shares invest in the same portfolio of securities.
7 The S&P 500 Index is an unmanaged, capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.
8 The Citigroup 3-Month Treasury Bill Index is an unmanaged index that is generally representative of the average of the last 3-month Treasury bill issues (excluding the current month-end bills). Effective June 29, 2004, the Fund changed its benchmark to the Citigroup 3-Month Treasury Bill Index because a number of changes to the Fund's strategies were implemented at that time. Gartmore Mutual Funds Capital Trust believes the new index will be a better comparison for the Fund's performance because the Fund will attempt to return positive returns regardless of market conditions and will no longer be correlated with the overall markets. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FEES AND EXPENSES  [INSERT ALL DATA]
------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES1 (FEES PAID DIRECTLY FROM
YOUR INVESTMENT)                              Class A    Class B    Class C    Class R   Institutional   Institutional
                                                                                         Service Class       Class
--------------------------------------------- --------- ---------- ---------- ---------- --------------- ---------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price)                                         5.75%2     None       None       None          None            None
--------------------------------------------- --------- ---------- ---------- ---------- --------------- ---------------
Maximum Deferred Sales Charge (Load) imposed
upon redemptions (as a percentage of
offering or sale price, whichever is less)     None3     5.00%4     1.00%5      None          None            None
--------------------------------------------- --------- ---------- ---------- ---------- --------------- ---------------
Redemption/Exchange Fee (as a percentage of
amount redeemed or exchanged)6                 2.00%      2.00%      2.00%      2.00%        2.00%           2.00%
------------------------------------------------------------------------------------------------------------------------
                                              Applies only to exchanges and redemptions within 90 days after purchase.
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES
THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------- --------- ---------- ---------- ---------- --------------- ---------------
Management Fees (fees paid to have the
Fund's investments professionally managed.)    1.50%      1.50%      1.50%      1.50%        1.50%       1.50% [Please
                                                                                                          confirm all
                                                                                                            inserted
                                                                                                           numbers.]
--------------------------------------------- --------- ---------- ---------- ---------- --------------- ---------------
Distribution and/or Service (12b-1) Fees
(fees paid from Fund assets to cover
the cost of sales, promotions and other
distribution activities, as well as certain
shareholder servicing costs)                   0.25%      1.00%      1.00%      0.40%7        None            None
--------------------------------------------- --------- ---------- ---------- ---------- --------------- ---------------
Other Expenses
--------------------------------------------- --------- ---------- ---------- ---------- --------------- ---------------
    Short Sale Dividend Expenses8
--------------------------------------------- --------- ---------- ---------- ---------- --------------- ---------------
    Remainder of Other Expenses
--------------------------------------------- --------- ---------- ---------- ---------- --------------- ---------------
Total of Other Expenses
--------------------------------------------- --------- ---------- ---------- ---------- --------------- ---------------
TOTAL ANNUAL FUND OPERATING EXPENSES
--------------------------------------------- --------- ---------- ---------- ---------- --------------- ---------------
Amount of Fee Waiver/Expense Reimbursement9
--------------------------------------------- --------- ---------- ---------- ---------- --------------- ---------------
TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER
WAIVERS/REIMBURSEMENTS)
------------------------------------------------------------------------------------------------------------------------

1 If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.
2 The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 5, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A Sales Charges.
3 A Contingent Deferred Sales Charge (CDSC) of up to 1.00% may apply to certain redemptions of Class A shares if purchased without sales charges and for which a finder's fee is paid. Section 5, Investing with Gartmore:
    Choosing a Share Class--Class A Shares.
4 A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 5, Investing with Gartmore: Choosing a Share Class--Class B Shares.
5 A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 5, Investing with Gartmore: Choosing a Share Class--Class C Shares.
6 A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 5, Investing with Gartmore: Selling Shares--Redemption and Exchange Fees.

7 "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets. [Include footnote only if fees for Class R shares are still estimated.]
8 The Fund's principal investment strategies include selling securities short. When a cash dividend is declared on a security for which the Fund has a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security ("short sale dividend expense"), and this obligation must be disclosed as a Fund expense under "Total Other Expenses" and "Total Annual Fund Operating Expenses." However, any such dividend on a security sold short generally reduces the market value of the shorted security -- thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction.
9 The Trust and Gartmore Mutual Fund Capital Trust (the "Adviser") have entered into a written contract limiting operating expenses to 1.90% at least through February 28, 2005 for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Any reimbursements to the Adviser must be within three years of the end of the fiscal year in which the Adviser made or waived the payment for which it is being reimbursed. If the maximum amount of 12b-1 fees and administrative service fees were charged, the "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to [ ]% for Class A shares, [ ]% for Class R shares and [ ]% for Institutional Service Class shares before the Adviser would be required to further limit the Fund's expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                 1 year          3 years        5 years             10 years
Class A shares*                                                $[     ]         $[     ]       $[     ]             $[     ]
Class B shares                                                 $[     ]         $[     ]       $[     ]             $[     ]
Class C shares                                                 $[     ]         $[     ]       $[     ]             $[     ]
Class R shares                                                 $[     ]         $[     ]       $[     ]             $[     ]
Institutional Service Class shares                             $[     ]         $[     ]       $[     ]             $[     ]
Institutional Class shares                                     $[     ]         $[     ]       $[     ]             $[     ]


You would pay the following expenses on the same investment if you did not sell your shares**:

                                                            1 year           3 years            5 years             10 years
Class B shares                                            $[     ]          $[     ]           $[     ]             $[     ]
Class C shares                                            $[     ]          $[     ]           $[     ]             $[     ]

 *Assumes a CDSC does not apply.
**Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

SECTION 3 FUND DETAILS

PRINCIPAL INVESTMENTS
To implement the principal investment strategies described in the Fund Summary, the Fund may use the following types of securities. The Statement of Additional Information contains more information on the Fund's principal investments and strategies and can be requested using the addresses and telephone numbers on the back of this Prospectus.

--------------------------------------------------------------------------------
Common stocks are securities that represent ownership in a corporation. Stockholders share in the corporation's profits and losses in two ways:
o        directly - through any dividends paid by the corporation, and
o indirectly - as the value of a company's stock changes in response to the company's profits, growth, or future prospects.

--------------------------------------------------------------------------------
Depositary receipts represent ownership interest in an underlying security that is held by a depositary, typically a financial institution such as a bank or trust company. They may be denominated in a currency other than that of the security they represent. Generally, the holder of the depositary receipt receives all payments of interest, dividends or capital gains that are made on the underlying security. American Depositary Receipts are issued by a U.S. depositary (usually a U.S. bank), while European and Global Depositary Receipts are issued by a depositary outside of the U.S., (usually a non-U.S. bank or trust company or a foreign branch of a U.S. bank). Sponsored depositary receipts are issued jointly by the financial institutional and the issuer of the underlying security; unsponsored depositary receipts are issued only by the financial institution.
--------------------------------------------------------------------------------
Securities Lending The Fund may lend securities to financial institutions that provide cash or government securities as collateral.
--------------------------------------------------------------------------------

MONEY MARKET OBLIGATIONS.  These include

o U.S. government securities with remaining maturities of 397 days or less
o Commercial paper rated in one of the two highest categories of any nationally recognized statistical rating organization (rating agency)
o Asset-backed commercial paper whose own rating or the rating or any guarantor is one of the two highest categories by any rating agency (with respect to obligations maturing in one year or less)
o        Repurchase agreements relating to debt
         obligations that the Fund could purchase directly
o Unrated debt obligations with remaining maturities of 397 days or less that are determined by Gartmore Mutual Fund Capital Trust to be of comparable quality to the securities described above.

Generally, money market obligations will not increase in value, but they are high quality investments that offer a fixed rate of return, as well as liquidity.
----------------------------------------------------------

----------------------------------------------------------

----------------------------------------------------------

----------------------------------------------------------

----------------------------------------------------------

----------------------------------------------------------

----------------------------------------------------------

----------------------------------------------------------

----------------------------------------------------------

TEMPORARY INVESTMENTS
Generally the Fund will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if the Fund's adviser believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks; (4) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be persuing its investment objective and may miss potential market upswings. [This is not in the current prospectus.]

SECTION 4 FUND MANAGEMENT

INVESTMENT ADVISER
Gartmore Mutual Fund Capital Trust, located at 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the Funds' investment adviser. The adviser manages the investment of the Funds' assets and supervises the daily business affairs of the Funds. The Fund pays Gartmore Mutual Fund Capital Trust a management fee based on the Fund's average daily net assets. The management fee paid by the Fund for the fiscal period ended October 31, 2004, expressed as a percentage of the Fund's daily net assets, was [1.50%].

Gartmore Mutual Fund Capital Trust was organized in 1999 as an investment adviser for mutual funds. The adviser is part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring 10 affiliated investment advisers. Collectively, these affiliates (located in the U.S., U.K. and Japan) had over $[ ] billion in net assets under management as of December 31, 2004, of which almost $[ ] billion is managed by Gartmore Mutual Fund Capital Trust.

[NOTE:  THE FOLLOWING DISCLOSURE MAY NOT BE APPROPRIATE FOR THIS PROSPECTUS]

MULTI-MANAGER STRUCTURE
Gartmore Mutual Fund Capital Trust and the Trust have received an exemptive order from the Securities and Exchange Commission for a multi-manager structure that allows Gartmore Mutual Fund Capital Trust to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of Gartmore Mutual Fund Capital Trust) without the approval of shareholders. The order also allows Gartmore Mutual Fund Capital Trust to revise a subadvisory agreement with a non-affiliate subadviser with the approval of the Trustees but without shareholder approval. Currently, the Fund is managed by Gartmore Mutual Fund Capital Trust, but if a new non-affiliate subadviser is hired for the Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows these Funds greater flexibility enabling them to operate efficiently.

Gartmore Mutual Fund Capital Trust performs the following oversight and evaluation services to these Funds:

    o        initial due diligence on prospective Fund subadvisers.
    o monitoring subadviser performance, including ongoing analysis and periodic consultations.
    o communicating performance expectations and evaluations to the subadvisers.
    o making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser's contract.

Gartmore Mutual Fund Capital Trust does not expect to recommend subadviser changes frequently, however Gartmore Mutual Fund Capital Trust will periodically provide written reports to the Board of Trustees regarding its evaluation and monitoring. Although Gartmore Mutual Fund Capital Trust will monitor the subadviser performance, there is no certainty that any subadviser or either of these Funds will obtain favorable results at any given time.

PORTFOLIO MANAGERS
Christopher Baggini, senior portfolio manager, and Douglas Burtnick, portfolio manager, are responsible for the day-to-day management of the Fund and the selection of the Fund's investments. They also manage the Gartmore U.S. Growth Leaders and Gartmore Growth Funds and Gartmore GVIT U.S. Growth Leaders and Gartmore GVIT Growth Funds.

Mr. Baggini joined GMF in March 2000. Prior to joining GMF, Mr. Baggini was a Portfolio Manager for Allied Investment Advisors from November 1996 to March 2000.

Mr. Burtnick joined GMF in May 2002. Prior to joining GMF, Mr. Burtnick was a portfolio manager for Brown Brothers Harriman & Company from 2000 to 2002. From 1998 to 2000, Mr. Burtnick worked at Barra, Inc., where he led the Professional Education focus group focusing on portfolio construction and risk management issues.

PRIOR HISTORICAL PERFORMANCE OF THE PORTFOLIO MANAGER
Although the Fund changed strategies on June 29, 2004 and has only been operating with this new strategy for a limited time, Gartmore SA Capital Trust, an affiliate of GMF, has managed similar private investment companies utilizing the same employees for a longer period. These other private investment companies have investment objectives and strategies that are substantially similar, but not necessarily identical, to those of the Fund.
[Were the same portfolio managers managing?]

The following chart shows the average annual total returns of the Leaders Long/Short Fund LLC and Leaders Long/Short Fund LDC. Each of these private investment companies is managed in a manner substantially similar to the way the Fund will be managed. The historical investment performance of the composite reflects the deduction of 2.5% in fees of the private investment companies, which is the current expense cap for the private investment companies. These fees are lower [PLEASE CONFIRM] than the total annual operating expenses of the Fund for the last fiscal year. If the Fund's higher expenses and any applicable sales charges were deducted, the performance of the private investment companies would have been lower.

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED MAY 31, 2004

                                                1 YEAR          SINCE INCEPTION*
Leaders Long/Short Fund LLC                      6.65%                     9.16%
Leaders Long/Short Fund LDC                      6.48%                     9.11%
Citigroup 3-Month Treasury Bill Index            0.97%                     1.24%
* [INSERT FOOTNOTE HERE]

We have included performance information about these other private investment companies for comparison purposes, BUT THESE OTHER PRIVATE INVESTMENT COMPANIES ARE SEPARATE AND DISTINCT FROM THE FUND. THEIR PERFORMANCE DOES NOT GUARANTEE SIMILAR RESULTS FOR THE FUND AND SHOULD NOT BE VIEWED AS A SUBSTITUTE FOR THE FUND'S OWN PERFORMANCE.

Also included for comparison are performance figures for the Citigroup 3-Month Treasury Bill Index, the Fund's new benchmark.

The performance of the private investment companies managed by Gartmore Mutual Fund Capital Trust's affiliate may not be comparable to the performance of the Fund because of the following differences:

    o        brokerage commissions and dealer spreads
    o        expenses (including management fees)
    o the size of the investment in a particular security in relation to the portfolio size
    o the timing of purchases and sales (including the effect of market conditions at that time)
    o        the timing of cash flows into the portfolio
    o        the availability of cash for new investments.

The performance may also not be comparable to the performance of the Fund because, unlike the Fund, the private investment companies are not registered mutual funds under the Investment Company Act of 1940 and may not be required to do the following:

    o        redeem shares upon request
    o        meet the same diversification requirements as mutual funds
    o follow the same tax restrictions and investment limitations as mutual funds.

Average annual total return represents the average change over a specified period of time in the value of an investment after reinvesting all income and capital gains distributions.

SECTION 5 INVESTING WITH GARTMORE

CHOOSING A SHARE CLASS

Call-out Box for Choosing a Share Class section:
When selecting a share class, you should consider the following:

    o        Which share classes are available to you,
    o        How long you expect to own your shares,
    o        How much you intend to invest,
    o Total costs and expenses associated with a particular share class, and
    o        Whether you qualify for any reduction or waiver of sales charges.
Your financial adviser can help you to decide which share class is best suited to your needs.

The Gartmore Funds [undefined term] offer several different share classes each with different price and cost features. The table below compares Class A, Class B and Class C shares, which are available to all investors.

Class R, Institutional Service Class and Institutional Class shares are available only to certain investors. For eligible investors, Class R, Institutional Service Class shares and Institutional Class shares may be more suitable than Class A, Class B or Class C shares.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.


COMPARING CLASS A, CLASS B AND CLASS C SHARES
CLASSES AND CHARGES                                     POINTS TO CONSIDER
CLASS A SHARES
Front-end sales charge up to 5.75%                      A front-end sales charge means that a portion of
                                                        your initial investment goes toward the sales
                                                        charge and is not invested.
Contingent deferred sales charge (CDSC)1                Reduction and waivers of sales charges
                                                        are available.
Annual service and/or 12b-1 fee up to 0.25%             Total annual operating expenses are lower than
                                                        Class B and Class C charges which means higher
                                                        dividends per share.

                                                        No conversion feature.
                                                        No maximum investment amount.
CLASS B SHARES
CDSC up to 5.00%                                        No front-end sales charge means your full investment
                                                        immediately goes toward buying shares.
Annual service and/or 12b-1 fee up to 1.00%             No reduction of CDSC, but waivers are available.
                                                        The contingent deferred sales charge declines
                                                        1%each year to zero after six years.
                                                        Total annual operating expenses are higher than
                                                        Class A charges which means lower dividends per
                                                        share are paid.

                                                        Automatic conversion to Class A shares after
                                                        seven years, which means lower annual expenses in
                                                        the future.
                                                        Maximum investment amount of $100,000. Larger
                                                        investments may be rejected.
CLASS C SHARES
CDSC of 1.00%                                           No front-end sales charge means your full investment
                                                        immediately goes toward buying shares.
Annual service and/or 12b-1 fee up to 1.00%             No reduction of CDSC, but waivers are available.
                                                        The contingent deferred sales charge declines to
                                                        zero after one year.
                                                        Total annual operating expenses are higher than
                                                        Class A charges which means lower dividends per
                                                        share.
                                                        No conversion feature.
                                                        Maximum investment amount of $1,000,0002. Larger
                                                        investments may be rejected.

1 A CDSC of up to 1.00% may be charged on redemptions of Class A shares within 18 months of purchase if you paid no sales charge on the original purchase and for which a finder's fee was paid. The CDSC covers any finder's fee paid to your financial adviser or other intermediary.
2 This limit was calculated based on a one-year holding period.

CLASS A SHARES
--------------

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-end Sales Charges for Class A Shares.

-------------------------------------------------------------------------------------------------------------
                                                      Sales Charge as a percentage of              Dealer
-----------------------------------------------------------------------------------------------  Commission
                                                                                                     as
                                                                                                 Percentage
                                                                   Net Amount Invested          of Offering
Amount of Purchase                            Offering Price       (approximately)                  Price
--------------------------------------------- -------------------- ---------------------------- -------------
Less than $50,000                                    5.75%                    6.10%                5.00%
--------------------------------------------- -------------------- ---------------------------- -------------
$50,000 to $99,999                                   4.75                     4.99                  4.00
--------------------------------------------- -------------------- ---------------------------- -------------
$100,000 to $249,999                                 3.50                     3.63                  3.00
--------------------------------------------- -------------------- ---------------------------- -------------
$250,000 to $499,999                                 2.50                     2.56                  2.00
--------------------------------------------- -------------------- ---------------------------- -------------
$500,000 to $999,999                                 2.00                     2.04                  1.75
--------------------------------------------- -------------------- ---------------------------- -------------
$1 million or more                                   None                     None                 None*
-------------------------------------------------------------------------------------------------------------

* Dealer may be eligible for a finder's fee as described in "Purchasing Class A Shares without a Sales Charge" below.


REDUCTION AND WAIVER OF CLASS A SALES CHARGES
If you qualify for a reduction or waiver of Class A sales charges, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. [Insert a statement to state how the value of accounts will be determined for reduction/waiver purposes. For example, Franklin Templeton states the following: "The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current net asset value."] You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See "Reduction of Class A Sales Charges" and "Waiver of Class A Sales Charges" below and "Reduction of Class A Sales Charges" and "Net Asset Value Purchase Privilege (Class A Shares Only)" in the SAI for more information. This information regarding breakpoints is also available free of charge at www.gartmorefunds/funds/ptbreak.jsp.

Reduction of Class A Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

o A Larger Investment. The sales charge decreases as the amount of your investment increases.
o Rights of Accumulation. You and other family members living at the same address can combine the current value of your Class A investments in all Gartmore Funds (except Gartmore Money Market Fund), in order to qualify for a reduced sales charge. If you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be included.
o Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.
o Share Repurchase Privilege. If you sell Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of selling shares on which you previously paid a sales charge,. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your sale and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

o Letter of Intent Discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Gartmore Money Market
         Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

Waiver of Class A Sales Charges

Front-end sales charges on Class A shares are waived for the following purchasers:
    o People purchasing shares through an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges.
    o Directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor.
    o        Retirement plans.
    o Investment advisory clients of Gartmore Mutual Funds Trust, Gartmore SA Capital Trust and their affiliates. Directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.
[The prospectus supplement dated September 29, 2004 includes a longer list of persons eligible for sales charge waivers. What was the reason for choosing to list these purchasers?] The Statement of Additional Information lists other investors eligible for sales charge waivers.

PURCHASING CLASS A SHARES WITHOUT A SALES CHARGE
Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the funds offered by Gartmore Mutual Funds and Gartmore Mutual Funds II, Inc. (including the Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) of up to 1.00% applies if a "finder's fee" is paid by the Distributor to your financial adviser or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finder's fee paid to the selling dealer.

The CDSC does not apply:

    o if you are eligible to purchase Class A shares without a sales charge for another reason.
    o to shares acquired through reinvestment of dividends or capital gain distributions.

CONTINGENT DEFERRED SALES CHARGE ON CERTAIN SALES OF CLASS A SHARES

-------------------------------------------------------------------------------------------------------------
Amount of                             $1 million               $4 million                 $25 million
Purchase                            to $3,999,999            to $24,999,999                 or more
------------------------------- -----------------------------------------------------------------------------
If sold within                                                   18 months
------------------------------- ----------------------- -------------------------- --------------------------
Amount of CDSC                          1.00%                     0.50%                      0.25%
-------------------------------------------------------------------------------------------------------------

Any contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a contingent deferred sales charge are sold first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see "Waiver of Contingent Deferred Sales Charges-Class A, Class B, and Class C Shares" for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Fund(s) is described above; however, the CDSCs for Class A shares of other Gartmore Funds may be different and are described in their respective prospectuses. If you purchase more than one Gartmore Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Gartmore Funds purchased and is proportional to the amount you redeem from each Gartmore Fund.

CALLOUT BOX: PUT BETWEEN CLASS A AND CLASS B SECTIONS

WAIVER OF CONTINGENT DEFERRED SALES CHARGES
CLASS A, CLASS B, AND CLASS C SHARES
The CDSC is waived on:

o the sale of Class A, Class B or Class C shares purchased through reinvested dividends or distributions. However, a CDSC is charged if you sell your Class B or Class C shares and then reinvest the proceeds in Class B or Class C shares within 30 days. The CDSC is re-deposited into your new account.
o Class B or Class C shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or disability.
o mandatory withdrawals from traditional IRA accounts after age 70-1/2 and for other required distributions from retirement accounts.
o sales of Class C shares from retirement plans offered by the Nationwide Trust Company
o        For more complete information, see the Statement of Additional
         Information.


CLASS B SHARES
--------------

[WE WOULD LIKE TO DISCLOSE THE 4% DEALER CONCESSION IN THIS SECTION. WHO HAS LANGUAGE OR DETAILS?]

Class B shares may be appropriate if you do not want to pay a front-end sales charge and anticipate holding your shares for longer than six years.

If you sell Class B shares within six years of purchase you must pay a contingent deferred sales charge (if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

-------------------------------------------------------------------------------------------------------------
Sale within          1 year     2 years       3 years      4 years        5 years    6 years     7 years or
                                                                                                 more
-------------------- ---------- ------------- ------------ -------------- ---------- ----------- ------------
Sales charge            5%           4%           3%            3%           2%          1%          0%
-------------------------------------------------------------------------------------------------------------

CONVERSION OF CLASS B SHARES

After you hold your Class B shares for seven years, they automatically convert at no charge into Class A shares, which carry the lower Rule 12b-1 fee. Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted; however, the total dollar value will be the same.


CLASS C SHARES
--------------

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you sell your Class C shares within the first year after you purchase them you must pay a contingent deferred sales charge of 1%.

For both B and C shares, the contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a contingent deferred sales charge are sold first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See "Waiver of Contingent Deferred Sales Charges-Class A, Class B, and Class C Shares" for a list of situations where a CDSC is not charged.

CLASS R SHARES
--------------

Class R Shares are available to retirement plans including:

o        401(k) plans,
o        457 plans,
o        403(b) plans,
o        profit sharing and money purchase pension plans,
o        defined benefit plans,
o        non-qualified deferred compensation plans, and
o other retirement accounts in which the retirement plan or the retirement plan's financial service firm has an agreement with the Distributor to use Class R shares.

The above-referenced plans are generally small and mid-sized retirement plans, having at least $1 million in assets, where shares are held through omnibus accounts that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.


Class R shares are not available to:

o        retail retirement accounts,
o        institutional non-retirement accounts,
o        traditional and Roth IRAs,
o        Coverdell Education Savings Accounts,
o        SEPs and SAR-SEPs,
o        SIMPLE IRAs,
o        one-person Keogh plans,
o        individual 403(b) plans, or
o        529 Plan accounts.


CALL OUT BOX--PLACE BETWEEN CLASS R AND INSTITUTIONAL CLASSES

SHARE CLASSES AVAILABLE ONLY TO INSTITUTIONAL ACCOUNTS
------------------------------------------------------
The Fund(s) offer Institutional Service Class, Institutional Class and Class R shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

    o the level of distribution and administrative services the plan requires,
    o        the total expenses of the share class , and
    o the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.


INSTITUTIONAL SERVICE CLASS SHARES
----------------------------------

Institutional Service Class shares are available for purchase only by the following:

o retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;
o retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Fund(s) for these services;
o a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative service fee;
o registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Fund(s) for providing services; or
o life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(a) plans.

INSTITUTIONAL CLASS SHARES
--------------------------

Institutional Class shares are available for purchase only by the following:

    o funds of funds offered by the Distributor or other affiliates of the Fund;
    o retirement plans for which no third-party administrator receives compensation from the Fund(s);
    o institutional advisory accounts of Gartmore Mutual Funds Trust or its affiliates, those accounts which have client relationships with an affiliate of Gartmore Mutual Funds Trust, its affiliates and their corporate sponsors, subsidiaries; and related retirement plans;
    o rollover individual retirement accounts from such institutional advisory accounts ;
    o a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative service fees to the financial institution;
    o registered investment advisers investing on behalf of institutions and high net-worth individuals where advisers derive compensation for advisory services exclusively from clients; or
    o high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.


SALES CHARGES, DISTRIBUTION PLANS AND SERVICE FEES

SALES CHARGES
Sales charges, if any, are paid to the Funds' distributor, Gartmore Distribution Services, Inc. ("Distributor"). These fees are either kept or paid to your financial adviser or other intermediary.

DISTRIBUTION AND SERVICE FEES
The Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C and Class R shares of the Fund(s) to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services. Class A, Class B, Class C and Class R shares pay distribution and/or service fees to the Distributor. These fees are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services. Institutional Class and Institutional Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds' assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class B, Class C and Class R shares pay the Distributor annual amounts not exceeding the following:

-------------------------------------------------------------------------------------------------------------
CLASS                                                   AS A % OF DAILY NET ASSETS
------------------------------------------------------- -----------------------------------------------------
Class A shares                                          0.25% (distribution or service fee)
------------------------------------------------------- -----------------------------------------------------
Class B shares                                          1.00% (0.25% service fee)
------------------------------------------------------- -----------------------------------------------------
Class C shares                                          1.00% (0.25% service fee)
------------------------------------------------------- -----------------------------------------------------
Class R shares                                          0.50% (0.25% of which may be either a distribution
                                                        or service fee)
-------------------------------------------------------------------------------------------------------------

ADMINISTRATIVE SERVICE FEES
Class A, Class R and Institutional Service Class shares may also pay administrative service fees. The Trust pays these fees to providers of recordkeeping and/or other administrative support services. Administrative service fees from Class R shares are paid to those who provide recordkeeping and/or other administrative services to retirement plans and their participants.

REVENUE SHARING
The Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributor may also make payments for marketing, promotional, or related expenses to dealers. The amount of these payments is determined by the Distributor. The manager or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include:

    o        the Funds' Distributor and other affiliates of the manager,
    o        broker-dealers,
    o        financial institutions, and
    o other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales; current or historical assets; or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you.

Contact your financial intermediary for details about revenue sharing payments it may receive.

CONTACTING GARTMORE FUNDS

CUSTOMER SERVICE REPRESENTATIVES are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 1-800-848-0920.

AUTOMATED VOICE RESPONSE Call 1-800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:
o        make transactions
o        hear fund price information
o        obtain mailing and wiring instructions

INTERNET Go to WWW.GARTMOREFUNDS.COM 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

    o        download Fund prospectuses
    o        obtain information on the Gartmore Funds
    o        access your account information
    o request transactions, including purchases, redemptions and exchanges

BY REGULAR MAIL Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

BY OVERNIGHT MAIL Gartmore Funds, 3435 Stelzer Road, Columbus Ohio 43219.

BY FAX 614-428-3278

FUND TRANSACTIONS--CLASS A, CLASS B, AND CLASS C SHARES

All transaction orders must be received by the Funds' agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund's NAV to receive that day's NAV.

HOW TO BUY SHARES                     HOW TO EXCHANGE SHARES              HOW TO SELL SHARES
(Be sure to specify the class of      (Exchange privileges may be         (A medallion signature guarantee
shares you wish to purchase)          amended or discontinued upon        may be required. See "Medallion
                                      60-day written notice to            Signature Guarantee" below.)
                                      shareholders.)

Through an authorized intermediary. The Funds' Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds' agent or an authorized intermediary receives your order.


By mail. Complete an application      By mail or fax. You may request an exchange or redemption by
and send with a check made            mailing or faxing a letter to letter Gartmore Funds, The letter must
payable to: Gartmore Funds.           include your account numbers and the names of the Fund you wish to
Payment must be made in U.S.          exchange from and to. The letter must be signed by all account
dollars and drawn on a U.S. bank.     owners. We reserve the right to request original documents for any
The Funds do not accept third-        faxed requests.
party checks, travelers' checks or
money orders.


By telephone
You will have automatic telephone privileges unless you decline this option on your application.

The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.

Additional information for selling shares:
The following types of accounts can use the voice-response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minors.

A check made payable to the shareholder of record will be mailed to the address of record.

The Fund may record telephone instructions to sell shares. and may request sale instructions in writing, signed by all shareholders on the account.
On-line. Transactions may be made through the Gartmore funds website. However, The Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. You may have your       Bank wire is not an option for      By bank wire. The Funds can wire
bank transmit funds by (federal       exchanges.                          the proceeds of your sale
funds) wire to the Funds' custodian                                       directly to your account at a
bank, unless you declined automatic                                       commercial bank (a voided check
telephone privileges on your                                              must be attached to your
application. (The authorization                                           application), unless you declined
will be in effect unless you give                                         telephone privileges on your
the Fund written notice of its                                            application. (The authorization
termination.)                                                             will be in effect unless you give
o    If you choose this method                                            the Fund written notice of its
     to open a new account, you                                           termination.)
     must call our toll-free number                                       o    Your proceeds will be
     before you wire your                                                      wired to your bank on the
     investment and arrange to fax                                             next business day after your
     your completed application.                                               order has been processed.
o    Your bank may charge a fee                                           o    Gartmore deducts a $20
     to wire funds.                                                            service fee from the sale
                                                                               proceeds for this service
                                                                          o    Your financial institution
                                                                               may also charge a fee for
                                                                               receiving the wire.
                                                                          o    Funds sent outside the
                                                                               U.S. may be subject to
                                                                               higher fees.

Automated Clearing House is not an option for purchases or exchanges.     By Automated Clearing House
                                                                          (ACH). Your redemption proceeds
                                                                          can be sent to your bank via ACH
                                                                          on the second business day after
                                                                          your order has been processed (a
                                                                          voided check must be attached to
                                                                          your application). Money sent
                                                                          through ACH should reach your
                                                                          bank in two business days. There
                                                                          is no fee for this service. (The
                                                                          authorization will be in effect
                                                                          unless you give the Fund written
                                                                          notice of its termination.)


Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.

BUYING SHARES

SHARE PRICE. The net asset value or "NAV" is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

    o        calculated at the close of regular trading (usually 4 p.m. Eastern
             Time) each day the New York Stock Exchange is open.
    o generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number outstanding shares of that class.

The purchase or "offering" price for Fund shares is the NAV (for a particular class) next determined after the order is received, plus any applicable sales charge.

In determining net asset value, the Fund's assets are valued primarily on the basis of market quotations. However, the Trust's Board of Trustees has adopted procedures for making "fair value" determinations if market quotations are not readily available or if the Fund(s)' administrator or agent believes a market price does not represent fair value. Fair value determinations are required for securities whose value is affected by a "significant" event that materially affects the value of a domestic or a foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund's NAV.

The Fund, to the extent that it holds foreign equity securities, will also value securities at fair value in the circumstances described below. Generally, trading in foreign securities markets are completed each day at various times prior to the time of a Fund's NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time of the Funds' NAV is calculated, the Funds will fair value their foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Funds' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When a Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

[Barbara Nugent's Note to Kate, Jim, and Peter: Beth Davin's "plan" on which funds had "short form" fair value disclosure (see pages 20 and 21 of current disclosure and which had "long form", I believe was that any funds that have foreign investments as a principal strategy get the long from (shown above). Jim, you can call Beth if you want to confirm or get more "background". This is my recollection.]


Call out box for this section

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.
- New Year's Day
- Martin Luther King, Jr. Day
- Presidents' Day
- Good Friday
- Memorial Day
- Independence Day
- Labor Day
- Thanksgiving Day
- Christmas Day
- Other days when the New York Stock Exchange is not open.

Call out or sidebar:

MINIMUM INVESTMENTS - CLASS A, CLASS B AND CLASS C SHARES
To open an account $2,000 (per Fund)
To open an IRA account $1,000 (per Fund)
---------------------------------------------------------------------------

Additional investments $100 (per Fund)

To start an Automatic Asset
Accumulation Plan $1,000
---------------------------------------------------------------------------
Additional Investments
(Automatic Asset Accumulation Plan) $50

MINIMUM INVESTMENTS - INSTITUTIONAL SERVICE CLASS SHARES

To open an account $50,000 (per Fund)
Additional investments No Minimum
---------------------------------------------------------------------------
MINIMUM INVESTMENTS - INSTITUTIONAL CLASS SHARES

To open an account $1,000,000 (per Fund) Additional investments No Minimum
---------------------------------------------------------------------------
Minimum investment requirements do not apply to certain retirement plans or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

ACCOUNTS WITH LOW BALANCES - CLASS A, CLASS B AND CLASS C SHARES
Maintaining small accounts is costly for the Fund(s) and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the Fund(s)' minimum.

o If the value of your account (Class A, Class B or Class C shares only) falls below $2000 ($1000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are sold each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund(s) may waive the quarterly fee.

o The Fund(s) reserve the right to sell your remaining shares and close your account if a sale of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.


IN-KIND PURCHASES. The Fund(s) may accept payment for shares in the form of securities that are permissible investments for the Funds.

EXCHANGING SHARES

You may exchange your Fund shares for shares of any Gartmore Fund that is currently accepting new investments as long as:


o        both accounts have the same owner,
o your first purchase in the new fund meets its minimum investment requirement,
o you purchase the same class of shares. For example, you may exchange between Class A shares of any Gartmore Funds, but may not exchange between Class A shares and Class B shares.

The exchange privileges may be amended or discontinued upon 60 days' written notice to shareholders.

Generally, there are no sales charges for exchanges of Class B, Class C, Class R, Institutional Class or Institutional Service Class shares. However,

o if you exchange from Class A shares of a Fund with a lower sales charge to a Fund with a higher sales charge, you may have to pay the difference in the two sales charges.
o if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original fund is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Gartmore Money Market Fund.)

EXCHANGES INTO GARTMORE MONEY MARKET FUND
You may exchange between Class A, Class B, Class C or Institutional Service Class shares and the Prime Shares of the Gartmore Money Market Fund. However, if a sales charge was never paid on your Prime Shares, applicable sales charges apply to exchanges into other fund(s). In addition, if you exchange shares subject to a contingent deferred sales charge, the length of time you own Prime Shares of the Gartmore Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Gartmore Money Market Fund are subject to any CDSC that applies to the original purchase.

SELLING SHARES

You can sell or, in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you sell your shares is the net asset value (minus any applicable sales charges) next determined after the Fund's authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you sell may be worth more or less than their original purchase price depending on the market value of the Fund's investments at the time of the sale.

You may not be able to sell your Fund shares or Gartmore Funds may delay paying your redemption proceeds if:

    o the New York Stock Exchange is closed (other than customary weekend and holiday closings),
    o        trading is restricted, or
    o an emergency exists (as determined by the Securities and Exchange Commission).

Generally, the Fund will pay you for the shares that you sell within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 15 business days from the purchase date to allow time for your payment to clear. The Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

    o        is engaged in excessive trading or
    o if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

Under extraordinary circumstances, a Fund may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Gartmore Funds' ability to make a redemption-in-kind, see the Statement of Additional Information.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund's investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the Fund's current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

CALLOUT BOX

MEDALLION SIGNATURE GUARANTEE

A medallion signature guarantee is required for sales of Class A, Class B, and Class C shares in any of the following instances:

o        your account address has changed within the last 15 calendar days,

o the redemption check is made payable to anyone other than the registered shareholder,
o the proceeds are sent to a bank account not previously designated or changed within the past 10 business days,
o the proceeds are mailed to any address other than the address of record, or
o the redemption proceeds are being wired to a bank for which instructions are currently not on your account.
A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer's signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

MAKE THIS A SEPARATE CALL-OUT SECTION

EXCESSIVE TRADING
[PLEASE CONFIRM THAT ALL SUGGESTED REVISIONS ARE ACCURATE BEFORE INCORPORATING THEM TO THE FINAL PROSPECTUS.] [From Barbara: Kate, I note that you deleted "is discouraged." As Wilmer (per Beth) signed off on this disclosure for 2003 prospectus based on their representation of Gartmore in market timing matters, I would suggest you check with Eric Miller before making any substantial revisions in the event he wants Wilmer's input/signoff.] The Fund seeks to deter short-term or excessive trading (often described as "market timing"). Excessive trading (either frequent exchanges between Gartmore Funds or sales and repurchases of Gartmore Funds within a short time period) may:

    o        disrupt portfolio management strategies,
    o        increase brokerage and other transaction costs, and
    o        negatively affect fund performance.

A Fund that invests in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund's NAV (referred to as "arbitrage market timing"). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield
(junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices. [Insert any other market timing risks that are specific to the Fund.]

The Fund's Board of Trustees has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive short-term trading in the Funds:

MONITORING OF TRADING ACTIVITY

The Fund, through its investment adviser and/or subadviser and their agents, monitor selected trades and flows of money in and out of the Fund in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Fund may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's account.

Restrictions on Transactions

THE FUND HAS BROAD AUTHORITY TO TAKE DISCRETIONARY ACTION AGAINST MARKET TIMERS AND AGAINST PARTICULAR TRADES. THEY ALSO HAVE SOLE DISCRETION TO:

    o RESTRICT PURCHASES OR EXCHANGES THAT THEY OR THEIR AGENTS BELIEVE CONSTITUTE EXCESSIVE TRADING.
    o REJECT TRANSACTIONS THAT VIOLATE A FUND'S EXCESSIVE TRADING POLICIES OR ITS EXCHANGE LIMITS
    o
THE FUND HAS ALSO IMPLEMENTED REDEMPTION AND EXCHANGE FEES TO DISCOURAGE EXCESSIVE TRADING AND TO HELP OFFSET THE EXPENSE OF SUCH TRADING.

In general:

o Exchanges may be limited to 12 exchanges out of a particular Fund within a rolling one-year period or an exchange equaling 1% or more of a Fund's NAV may be rejected and
o Redemption and exchange fees are imposed on certain Gartmore Funds. For these Gartmore Funds, the Gartmore Fund will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

FAIR VALUATION

The Fund has fair value pricing procedures in place. See Section 5, Investing with Gartmore, Buying Shares, Share Pricing. By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market or by news after the last market pricing of the security, the Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which the Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

Despite its best efforts, the Fund may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, the Fund may not be able to prevent all market timing and its potential negative impact.

EXCHANGE AND REDEMPTION FEES
In order to discourage excessive trading, the Gartmore Funds impose redemption and exchange fees on certain funds if you sell or exchange your shares within a designated holding period. The exchange fee is paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether an exchange fee applies, shares that were held the longest are redeemed first. If you exchange assets into a Fund with a redemption/exchange fee, a new period begins at the time of the exchange.

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these Funds into another Gartmore Fund if you have held the shares of the fund with the exchange for less than the minimum holding period listed below:



                              FUND                                              EXCHANGE/         MINIMUM HOLDING
                                                                             REDEMPTION FEE        PERIOD (DAYS)
Gartmore China Opportunities Fund                                                    2.00%                90
Gartmore Emerging Markets Fund                                                       2.00%                90
Gartmore Global Financial Services Fund                                              2.00%                90
Gartmore Global Health Sciences Fund                                                 2.00%                90
Gartmore Global Natural Resources Fund                                               2.00%                90
Gartmore Global Technology and Communications Fund                                   2.00%                90
Gartmore Global Utilities Fund                                                       2.00%                90
Gartmore International Growth Fund                                                   2.00%                90
Gartmore Micro Cap Equity Fund                                                       2.00%                90
Gartmore Mid Cap Growth Fund                                                         2.00%                90
Gartmore Mid Cap Growth Leaders Fund                                                 2.00%                90
Gartmore Small Cap Fund                                                              2.00%                90
Gartmore Small Cap Growth Fund                                                       2.00%                90
Gartmore U.S. Growth Leaders Long-Short Fund                                         2.00%                90
Gartmore Value Opportunities Fund                                                    2.00%                90
Gartmore Worldwide Leaders Fund                                                      2.00%                90
Gartmore Small Cap Leaders Fund                                                      2.00%                90
Gartmore Focus Fund                                                                  2.00%                30
Gartmore Growth Fund                                                                 2.00%                30
Gartmore Large Cap Value Fund                                                        2.00%                30
Gartmore Nationwide Fund                                                             2.00%                30
Gartmore Nationwide Leaders Fund                                                     2.00%                30
Gartmore U.S. Growth Leaders Fund                                                    2.00%                30
Gartmore High Yield Bond Fund                                                        2.00%                 5
Gartmore Bond Fund                                                                   2.00%                 5
Gartmore Tax-Free Fund                                                               2.00%                 5
Gartmore Government Bond Fund                                                        2.00%                 5
Gartmore S&P 500 Index Fund                                                          2.00%                 5
Gartmore International Index Fund                                                    2.00%                 5
Gartmore Mid Cap Market Index Fund                                                   2.00%                 5
Gartmore Small Cap Index Fund                                                        2.00%                 5
Gartmore Bond Index Fund                                                             2.00%                 5
Gartmore Convertible Fund                                                            2.00%                 5


Redemption and exchange fees do not apply to:

    o Shares sold or exchanged under regularly scheduled withdrawal plans.
    o        Shares purchased through reinvested dividends or capital gains.
    o Shares sold (or exchanged into the Gartmore Money Market Fund) following the death or disability of a shareholder. The disability, determination of disability, and subsequent sale must have occurred during the period the fee applied.
    o Shares sold in connection with mandatory withdrawals from traditional IRAs after age 70-1/2 and other required distributions from retirement accounts.

    o Shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction.
    o Shares sold or exchanged by any "Fund of Funds" that is affiliated with a Fund.

With respect to shares sold or exchanged following the death or disability of a shareholder, mandatory retirement plan distributions or sale within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception.

Only certain intermediaries have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

    o        broker wrap fee and other fee-based programs;
    o omnibus accounts where this is no capability to impose an exchange fee on underlying customers' accounts; and
    o intermediaries that do not or cannot report sufficient information to impose an exchange fee on their customer accounts.

To the extent that exchange and redemption fees cannot be collected on particular transactions and excessive trading occurs, the remaining Fund shareholders bear the expense of such frequent trading.


CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

    o        Name;
    o        Date of birth (for individuals);
    o Residential or business street address (although post office boxes are still permitted for mailing); and
    o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SECTION 6 DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you can earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distributions varies and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice about your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS AND CAPITAL GAINS
The Fund(s) intend to distribute income dividends to you quarterly in an equity fund or monthly in a daily dividend (fixed income) fund. All income and capital gains distributions (which are paid annually) are automatically reinvested in shares of the applicable Fund. You may request a payment in cash in writing if the distribution is in excess of $5.

Dividends and capital gain distributions you receive from the Funds may be subject to Federal income tax, state taxes or local taxes:

o Any taxable dividends, as well as distributions of short-term capital gains, are federally taxable at applicable ordinary income tax rates.
o Distributions of net long-term capital gains are taxable to you as long-term capital gains.
o For individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gain tax rates, provided that certain holding period requirements are met.
o For corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction.
o Distributions declared in December but paid in January are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

Distributions from the Fund (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax.)

If you invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as "buying a dividend."

SELLING AND EXCHANGING FUND SHARES
Selling your Fund shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Gartmore Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

OTHER TAX JURISDICTIONS
Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

TAX STATUS FOR RETIREMENT PLANS AND OTHER TAX-DEFERRED ACCOUNTS
When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these entities are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

BACKUP WITHHOLDING
You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

SECTION 7 FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the life of each Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the years ended October 31, 2002, 2003, and 2004 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Trust's annual reports, which are available upon request. All other information has been audited by other auditors.

GLOSSARY

Below are definitions of some important terms mentioned in this prospectus. [Please delete any terms not mentioned in the prospectus.]

ASSET-BACKED COMMERCIAL PAPER
Banks, companies and other entities needing to borrow money for a short time at a low cost will issue asset-backed commercial paper. Investors earn interest on the money they lend to the entities for these short-term investment instruments (with maturities of two days to nine months), which are secured by and paid from a pool of underlying assets, such as automobile installment sales contracts, home equity loans, property leases and credit card receivables.

BASIS POINT
A basis point is the smallest unit of measure used in quoting yields on bills, notes and bonds. One hundred basis points equal 1.00%, so one basis point equals one one-hundredth of a percent, or 0.01%. A bond yield that increases from 6.50% to 7.25%, for example, is up 75 basis points.

DEPOSITARY RECEIPTS
To avoid dealing directly with foreign capital markets, investors can trade in international securities through investment vehicles known as depositary receipts. The receipts are created when one bank or trust company buys foreign securities and deposits them in another bank or trust company (known as the depositary). The receipts are held in the depositary's vault and represent ownership of shares of a foreign-based company, entitling shareholders to dividends and capital gains.

DERIVATIVES
Derivatives are securities contracts that "derive" their value from the performance of an underlying financial asset, index or other investment. An option is one example of a derivative instrument; the option's value changes in relation to the price of an underlying stock. A portfolio's investments in derivative securities can affect its market exposure, duration and/or currency risk. Investors may invest in derivatives as a hedging strategy to offset potential changes in the value of other securities in their portfolios.


FUNDAMENTALS
When analysts and portfolio managers are making their decisions about which stocks to recommend for or include in a portfolio, they examine the fundamentals of the company that issues the stock as well as those of its market sector. Company fundamentals include management experience and competence, revenue forecasts, distribution channels, price-to-earnings (P/E) ratio, earnings per share, volume, dividends, price fluctuations, the influence of suppliers and buyers, and pressure from rival competitors. Sector fundamentals include activities such as mergers and acquisitions that might strengthen the companies within the sector, and cyclical effects that stem from the state of the overall economy in which the sector functions.

INDEX
An index is an unmanaged group of securities whose overall performance is used as a standard for measuring the investment performance of stocks, bonds and/or a particular market. Many types of indexes exist; some represent entire markets, such as the U.S. stock market or bond market, and others cover market segments, such as small-capitalization stocks.


JUNK BONDS
Bonds that are assigned ratings below the top four rating categories by a nationally recognized rating agency such as Standard & Poor's Corp. or Moody's Investors Service are considered below-investment-grade instruments. They are commonly referred to as junk bonds. A more marketable name for these investments is high-yield bonds. They generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default (failure to repay the interest on or principal amount of the bond.)

MARKET CAPITALIZATION
Market capitalization is a way to measure the size of a company, based on the price of its common stock. A company's size is determined by multiplying the number of outstanding shares of the company's common stock by the current share price.



MEDALLION SIGNATURE GUARANTEE
Investors who want to transfer or sell securities that they hold in physical certificate form are likely to need their signatures guaranteed before a transfer agent will accept the transactions. A Medallion signature guarantee, which includes a seal applied to the security certificates being processed, is available through a financial institution (bank, credit union, broker-dealer, etc.) that participates in one of several Medallion signature guarantee programs. The guarantee serves as written confirmation that the signature is genuine and valid; should it turn out to be a forgery, the financial institution accepts financial responsibility. The goal of the signature guarantee is to protect investors by preventing the unauthorized transfer of securities. Investors who want to avoid having to get their signatures guaranteed may choose to have their securities held in the name of their brokerage firm (also called "street name") instead of their own names.

OPTION
An option is a contract in which the seller gives the buyer the right, but not the obligation, to buy or sell securities for a certain price on or before a given date. Once that date has passed, the option expires.

RULE 12B-1 FEE
A fee paid from Fund assets to cover the cost of sales, promotions, and other Fund distribution activities, as well as certain shareholder servicing costs.

SECURITIES
Securities are financial instruments that represent ownership (stocks), a debt agreement (bonds) or the rights to ownership (derivatives).

  [already in callout in Summary]

STOCK
A stock is a type of security that signifies ownership in a corporation and represents a claim on part of the corporation's assets and earnings. An investor who owns stock in a corporation or owns one or more units in a mutual fund is called a shareholder.

The two main types of stock are common and preferred. Owners of common stock usually have the right to vote at shareholder meetings and can receive dividends that the corporation has declared. Owners of preferred stock generally do not have voting rights, but they have a higher claim on assets and earnings than do owners of common shares. For example, owners of preferred stock receive dividends before owners of common stock and have priority in the event that a corporation goes bankrupt and is liquidated.

U.S. BASED COMPANY

A company organized under the laws of the United States, has its principal place of business in the United States or its stock is traded primarily in the United States.

BACK COVER

INFORMATION FROM GARTMORE FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents -- which may be obtained free of charge -- contain additional information about the Fund:

    o Statement of Additional Information (incorporated by reference into this Prospectus)
    o Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year)
    o        Semi-Annual Reports

To obtain any of the above documents free of charge, to request other information about a Fund, or to make other shareholder inquiries, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 1-800-848-0920, or write to us at the address listed below, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

FOR ADDITIONAL INFORMATION CONTACT:

BY REGULAR MAIL:
Gartmore Funds
P.O. Box 182205
Columbus, Ohio 43218-2205
(614) 428-3278 (fax)

BY OVERNIGHT MAIL:
Gartmore Funds
3435 Stelzer Road
Columbus, Ohio 43219

FOR 24-HOUR ACCESS:
1-800-848-0920 (toll free) Customer Service Representatives are available
8 a.m. - 9 p.m. Eastern Time, Monday through Friday. Call after 7 p.m.
Eastern Time for closing share prices. Also, visit the Gartmore Funds' website at www.gartmorefunds.com.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can obtain copies of Fund documents from the SEC
o        on the SEC's EDGAR database via the Internet at www.sec.gov,
o by electronic request publicinfo@sec.gov, in person at the SEC's Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.), or
o by mail by sending your request to Securities and Exchange Commission Public Reference Section Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)


THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-08495

(C)2005 Gartmore Global Investments, Inc. All rights reserved.

GG-0000 2/05

GARTMORE FUNDS

CORE EQUITY Series

Gartmore Growth Fund
Gartmore Large Cap Value Fund
Gartmore Mid Cap Growth Fund
Gartmore Nationwide Fund
Gartmore Small Cap Fund

www.gartmorefunds.com

PROSPECTUS
February 28, 2005

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

[Please make sure that all performance fee disclosures are reviewed by Eric Miller.]

TABLE OF CONTENTS

SECTION 1 OVERVIEW OF FUND RISKS

SECTION 2 FUND SUMMARIES AND PERFORMANCE
Gartmore Growth Fund ..................................................
Gartmore Large Cap Value Fund .........................................
Gartmore Mid Cap Growth Fund ..........................................
Gartmore Nationwide Fund ..............................................
Gartmore Small Cap Fund ...............................................
(formerly Nationwide Small Cap Fund)

SECTION 3 FUND DETAILS
Principal Investments .................................................
Temporary Investments .................................................

SECTION 4 FUND MANAGEMENT
Management, Subadvisory, and Performance Based Fees ...................
Portfolio Management

SECTION 5 INVESTING WITH GARTMORE
Choosing a Share Class ................................................
Sales Charges, Distribution Plans and Service Fees ....................
Contacting Gartmore Funds .............................................
Buying Shares .........................................................
Exchanging Shares .....................................................
Selling Shares ........................................................
Excessive Trading .....................................................
Exchange and Redemption Fees ..........................................

SECTION 6 DISTRIBUTIONS AND TAXES
Distributions and Capital Gains .......................................
Selling and Exchanging Fund Shares ....................................
Other Tax Jurisdictions ...............................................
Tax Status for Retirement Plans and
Other Tax-Deferred Accounts ...........................................
Backup Withholding ....................................................

SECTION 7 FINANCIAL HIGHLIGHTS ........................................

GLOSSARY ..............................................................

INTRODUCTION TO THE CORE EQUITY SERIES

This prospectus provides information about five funds offered by Gartmore Mutual Funds (the "Trust"):

Gartmore Growth Fund
Gartmore Large Cap Value Fund
Gartmore Mid Cap Growth Fund
Gartmore Nationwide Fund
Gartmore Small Cap Fund (formerly Nationwide Small Cap Fund)
The Funds are primarily intended:

o to offer a selection of investment options using equity investments across a spectrum of market capitalizations.

To decide if one or more of these Funds is appropriate for your investment program, you should consider your personal investment objectives and financial circumstances, the length of time until you need your money, and the amount of risk you are comfortable taking.

Each Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur each participating Fund will not be pursuing its investment objective. This may result in a lower return for those Funds, and they may miss potential market upswings.

Each Fund may lend portfolio securities to increase income in the Fund.

As with any mutual fund, there can be no guarantee that these Funds will meet their investment objectives or that a Fund's performance will be positive for any period of time.

Each Fund's investment objective may be changed without shareholder approval.

RISK FACTORS FOR THE MUTUAL FUNDS
Please note that an investment in any of mutual fund is:

o    not guaranteed to meet its investment goal;
o    not a deposit;
o not insured, endorsed or guaranteed by the FDIC or any government agency or financial institution; and
o subject to investment risk, including the possible loss of your original investment.

The Fund Summaries and Performance section summarizes key information about the Funds, including their investment objectives, principal strategies and risks, performance and fees. More information about each Fund can be found in Section 3, Fund Details.

Throughout this prospectus, "Fund" refers to any of the five Core Equity Series Funds and "Funds" refers to all five. The words "you" and "your" refer to potential investors and current shareholders of one or more of the Funds. Gartmore refers to the Fund's investment adviser Gartmore Mutual Fund Capital Trust. [Parts of the prospectus uses "Adviser" to refer to GMFCT. Should be consistent throughout.]

ABOUT SHARE CLASSES
The Funds offer the following share classes:

o    Class A
o    Class B
o    Class C
o    Class R
o    Institutional Service Class
o    Institutional Class*

*The Gartmore Large Cap Value Fund currently does not offer Institutional Class shares.

The Gartmore Nationwide Fund and the Gartmore Growth Fund also offer Class D shares.

An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges, and expenses for each share class are different. Multiple share classes allow you to choose the cost structure you prefer. The Fund Summaries include fees and expenses for the Funds and corresponding classes. For help in determining which share class is suitable for you, see Section 5 Investing with Gartmore: Choosing a Share Class.

SECTION 1 OVERVIEW OF FUND RISKS

All mutual funds are subject to some risk. As a company, Gartmore has built sound risk-management processes designed to increase the probability of delivering enhanced risk-adjusted returns over the long term. Across its diverse family of investment offerings, Gartmore strives to combine fundamental security selection with the application of technology to help control risk and enhance returns.

Following are specific risks that could affect the Funds' performance. [Consider putting up front those risks that are common to all the Funds, then follow with risks for particular Funds.]

CONVERTIBLE SECURITIES RISK (Gartmore Nationwide Fund and Gartmore Mid Cap Growth Fund ["Gartmore" is not included in Fund names on a consistent basis. Should be consistent throughout this prospectus and other prospectuses.]) results because a portion of a convertible security's value is based on the value of the underlying common stock. Convertible securities are subject to some stock market risk. [Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock could affect the convertible's market value. The prior Core Equity prospectus did not include "convertible securities risk."]

[The Small Cap Fund summary does not mention depositary receipts.]

FOREIGN RISK (Gartmore Small Cap Fund) is the risk that foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve the following risks in addition to those of U.S. investments:

     o    political and economic instability,
     o    the impact of currency exchange rate fluctuations,
     o    reduced information about issuers,
     o    higher transaction costs,
     o    less stringent regulatory and accounting standards, and
     o    delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

MID-CAP RISK (Gartmore Mid Cap Growth Fund) results from investing in stocks of mid-sized companies, which are the Fund's primary investments. Because mid-cap stocks may be less stable in price and less liquid than those of larger, more established companies, the Fund's investments in mid-cap stocks can involve greater risk.

PORTFOLIO TURNOVER RISK. (Gartmore Growth Fund, Gartmore Nationwide Fund and Gartmore Small Cap Fund) The portfolio managers may engage in active and frequent trading of portfolio securities if they believe this strategy will be beneficial to the Fund. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may:

     o    increase share price volatility, and
     o    result in additional tax consequences for Fund shareholders.

SECURITIES LENDING RISK (Gartmore Small Cap Fund) occurs when the lent securities may not be available for sale on a timely basis. The Fund may, therefore, lose the opportunity to sell them at a desirable price. The Fund also may lose its claims on the collateral deposited by the borrower if the borrower fails financially.

SMALL CAP RISK (Gartmore Small Cap Fund) results from investing in stocks of smaller companies. Smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

STOCK MARKET RISK (all Funds) refers to the possibility that a Fund could lose value if the individual stocks it has invested in and/or the overall stock markets on which the stocks trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by many factors, including:

o    corporate earnings,
o    production,
o    management,
o    sales, and
o market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

SECTION 2 FUND SUMMARIES AND PEFORMANCE

FUND SUMMARY--GARTMORE GROWTH FUND

OBJECTIVE
The Gartmore Growth Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES
The Fund invests primarily in common stocks of large capitalization companies. Under normal conditions, the Fund generally intends to be fully invested in these securities.

The Fund's portfolio managers will consider, among other things, the following when deciding to by or sell securities of a particular company:

o    projected future earnings
o    competitive position in its industry,
o    financial strength,
o    dividends, and
o    cash flow.

The Fund's portfolio managers look for companies whose earnings are expected to consistently grow faster than other companies in the market.

The Fund's portfolio managers typically sell securities if:

o    earnings expectations or outlook for earnings deteriorate,
o    their price becomes overvalued, or
o    more favorable opportunities are identified.

[This language was not included in the previous prospectus.]

When deciding whether to buy or sell a security, the portfolio managers do not necessarily consider the Fund's turnover rate and may engage in frequent portfolio transactions if the long- or short-term benefits are believed to outweigh potential negative effects such as higher transaction costs and additional tax consequences.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate and depends in part on the portfolio managers' ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund. There is the risk that you will lose money. Although the Fund's managers strive to reduce the risk of loss by holding a number of different securities and by carefully selecting the companies for investment, this risk cannot be entirely eliminated [This language now appears in the Introduction.]

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following headings: [Consider listing in descending order by degree of risk.]

o    Portfolio turnover risk
o Securities lending risk [Not included in current prospectus. Not discussed in Fund Summary.]
o    Stock market risk

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information.

PERFORMANCE
The chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund's average annual total returns before taxes (and after taxes for Class D shares) and compares them to the returns of a broad-based securities index. The Fund's past performance does not guarantee similar results in the future.

After-tax returns are shown for Class D shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

ANNUAL RETURNS-CLASS D SHARES*(YEARS ENDED DECEMBER 31)

BAR CHART HERE

Best Quarter:
Worst Quarter:

* These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

AVERAGE ANNUAL RETURNS(1)
AS OF DECEMBER 31, 2004                                   1 YEAR    5 YEARS    10 YEARS
----------------------------------------------------      ------    -------    --------
Class A Shares - Before Taxes(2)
Class B Shares - Before Taxes(2)
Class C Shares - Before Taxes(2),(3)
Class D Shares - Before Taxes
Class D Shares - After Taxes on Distributions
Class D Shares -- After Taxes on Distributions and
Sales of Shares
Class R Shares - Before Taxes(2)
Institutional Service Class Shares - Before Taxes(2)
Institutional Class Shares - Before Taxes(2)
Russel 1000(R) Growth Index(4)

(1) These returns include the impact of expenses and any sales charges, and include the performance of its predecessor fund prior to May 11, 1998.
(2) Returns through May 11, 1998 include the performance of the Fund's predecessor fund. These returns were achieved prior to the creation of the Class A shares and Class B shares (May 11, 1998). Returns between May 11, 1998 and the first offering of Class C shares (March 1, 2001), Class R shares (December 30, 2003), Institutional Service Class shares (January 2,
     2002), and the Institutional Class shares (June 29, 2004) are based on Class D performance. Excluding the effect of certain fee waivers or reimbursements, the prior performance is similar to what these classes would have produced during those periods because they all invest in the same portfolio of securities. Performance for these classes has been restated to reflect differences in sales charges, but not differing fees. If these fees were reflected, performance for Class C and Class R shares would have been lower [how about Class A and Class B shares?]. Institutional Class shares do not have any sales charges.
(3) A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.
(4) The Russell 1000 Growth Index is an unmanaged index that measures the performance of the stocks of the companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower. The Russell 1000 Growth Index is a registered trademark of The Frank Russell Company which does not sponsor and is not affiliated in any way with the Fund.

FEES AND EXPENSES
This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

SHAREHOLDER FEES(1) (PAID            Class       Class       Class       Class       Class      Institutional
DIRECTLY FROM YOUR                     A           B           C           D           R           Service         Institutional
INVESTMENT)                         Shares      Shares      Shares      Shares      Shares       Class Shares       Class Shares
--------------------------------    ------      ------      ------      ------      ------      -------------      -------------
Maximum Sales Charge (Load)
imposed upon purchases (as a
percentage of offering price          5.75%(2)    None        None        4.50%(2)    None               None               None

Maximum Deferred Sales Charge
(Load) imposed upon redemptions
(as a percentage of offering or
sale price, whichever is less)        None(3)     5.00%(4)    1.00%(5)    None        None               None               None

Redemption/Exchange Fee (as
percentage of amount
redeemed or exchanged)(6)             2.00%       2.00%       2.00%       2.00%       2.00%              2.00%              2.00%

                                     Applies only to exchanges and redemptions within 30 days after purchase. [Please confirm.]

Annual Fund Operating
Expenses (deducted from
Fund assets)

Management Fees (fees paid
to have the Fund's
investments professionally
managed.)                             0.60%       0.60%       0.60%       0.60%       0.60%              0.60%              0.60%
                                                                                                                      [Please
                                                                                                                    confirm all
                                                                                                                      inserted
                                                                                                                       data.]

Distribution and/or Service
(12b-1) Fees (fees paid from
Fund assets to cover the cost of
sales, promotions and other
distribution activities, as well
as certain shareholder servicing
costs)                                0.25%       1.00%       1.00%       None       0.40%(7)            None               None

Other Expenses                        [  ]%       [  ]%       [  ]%       [  ]%       [  ]%              [  ]%              [  ]%

TOTAL ANNUAL FUND OPERATING
EXPENSES                              [  ]%       [  ]%       [  ]%       [  ]%       [  ]%              [  ]%              [  ]%

Amount of Fee
Waiver/Expense Reimbursement          [  ]%       [  ]%       [  ]%       [  ]%       [  ]%              [  ]%              [  ]%

TOTAL ANNUAL FUND OPERATING
EXPENSES (AFTER WAIVERS/
REIMBURSEMENTS)                       [  ]%       [  ]%       [  ]%       [  ]%       [  ]%              [  ]%              [  ]%

(1) If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

(2) The sales charge on purchases of Class A and D shares is reduced or eliminated for purchases of $50,000 or more. For more information, see
     Section 5, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A and Class D Sales Charges.
(3) A Contingent Deferred Sales Charge (CDSC) of up to 1% may apply to certain redemptions of Class A shares if purchased without sales charges and for which a finder's fee is paid. Section 5, Investing with Gartmore: Choosing a Share Class--Class A Shares.
(4) A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 5, Investing with Gartmore: Choosing a Share Class--Class B Shares.
(5) A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 5, Investing with Gartmore: Choosing a Share Class--Class C Shares.
(6) A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 30 [please confirm] days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 5, Investing with Gartmore: Selling Shares--Redemption and Exchange Fees.
(7) "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets. [Include this footnote only if the fees for Class R shares will still be estimated.]

EXAMPLE
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
                             ------    -------    -------    --------
Class A shares*              $ [  ]    $  [  ]    $  [  ]    $   [  ]
Class B shares               $ [  ]    $  [  ]    $  [  ]    $   [  ]
Class C shares               $ [  ]    $  [  ]    $  [  ]    $   [  ]
Class D shares               $ [  ]    $  [  ]    $  [  ]    $   [  ]
Class R shares               $ [  ]    $  [  ]    $  [  ]    $   [  ]
Institutional Service        $ [  ]    $  [  ]    $  [  ]    $   [  ]
Class shares
Institutional Class

You would pay the following expenses on the same investment if you did not sell your shares**:

                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
                             ------    -------    -------    --------
Class B shares               $ [  ]    $  [  ]    $  [  ]    $   [  ]
Class C shares               $ [  ]    $  [  ]    $  [  ]    $   [  ]

 * Assumes a CDSC does not apply.
** Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

FUND SUMMARY--GARTMORE LARGE CAP VALUE FUND

OBJECTIVE
The Fund seeks to maximize total return, consisting of both capital appreciation and current income.

PRINCIPAL STRATEGIES
Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of large companies represented by the Russell 1000 Index.

The Fund's investment adviser has selected NorthPointe Capital, LLC as subadviser to manage the Fund's portfolio on a day-to-day basis.

The Fund's portfolio managers seek to minimize risk by investing in securities that possess characteristics similar to the companies in the Fund's benchmark, the Russell 1000(R) Value Index. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. [See added definition of Russell 1000 in Glossary.]

Striving to identify securities of large companies that are attractively valued, the portfolio manager compares, among others, the following performance characteristics:

o    earnings momentum
o    price momentum
o    attractive valuation

The portfolio manager considers selling a security if:

o    more attractive securities are available,
o    a company's fundamentals change
o    the business environment changes, or
o    to control the overall risk of the Fund's portfolio.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate and depends in part on the portfolio manager's ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund. There is the risk that you will lose money. Although the Fund's manager strives to reduce the risk of loss by holding a number of different securities and by carefully selecting the companies for investment, this risk cannot be entirely eliminated. As with any mutual fund, there is no guarantee the Fund will meet its investment objective or that its performance will be positive for any period of time.

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following heading:

[Not in current prospectus. There appears to be no discussion of securities lending in the summary.]
o    Stock market risk

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information.

PERFORMANCE
The chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund's average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund's past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

ANNUAL RETURNS - CLASS A SHARES* (YEARS ENDED DECEMBER 31)

BAR CHART HERE

Best Quarter:         00.00%            2nd qtr. of 1997
Worst Quarter:        00.00%            1st qtr. of 2001

* These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

AVERAGE ANNUAL RETURNS(1)                                                       SINCE INCEPTION
AS OF DECEMBER 31, 2004                                   1 YEAR    5 YEARS    (November 2, 1998)
--------------------------------------------------        ------    -------    ------------------
Class A Shares - Before Taxes
Class A Shares - After Taxes on Distributions
Class A Shares -- After Taxes on Distributions and
Sales of Shares
Class B Shares - Before Taxes
Class C Shares - Before Taxes(2),(3)
Class R Shares - Before Taxes(2)
Institutional Service Class Shares - Before Taxes(4)
Russell 1000(R) Value Index5

(1)  These returns include the impact of expenses and any sales charges.
(2) Returns before the first offering of Class C shares (3/1/01) and Class R shares (10/1/03) are based on the performance of Class B shares. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what Class C shares and Class R shares would have produced because these two classes invest in the same portfolio of securities. Returns for these classes have been adjusted to eliminate sales charges that do not apply to that class, but have not been adjusted to reflect its lower expenses.
(3) A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.
(4) These returns include the performance of the Fund's Institutional Service Class shares through March 5, 2002 (when all the prior shares were liquidated) and the Fund's Class A shares form March 6, 2002 through December 31, 2004. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what Institutional Service Class shares would have produced because these two classes invest in the same portfolio of securities. Returns for the Institutional Service Class have been for the fact that sales charges that do not apply to that class, but have not been adjusted to reflect its lower expenses.
(5) The Russell 1000 Value Index is an unmanaged index that measures the performance of the stocks of U.S. companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower. The Russell 1000 Value Index is a registered trademark of The Frank Russell Company which does not sponsor and is not affiliated in any way with the Fund.

FEES AND EXPENSES

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

                                                  Class       Class       Class       Class      Institutional
SHAREHOLDER FEES(1) (PAID DIRECTLY FROM             A           B           C           R        Service Class
YOUR INVESTMENT)                                 Shares      Shares      Shares      Shares         Shares
-----------------------------------------        ------      ------      ------      ------      -------------
Maximum Sales Charge (Load) imposed
upon purchases (as a percentage of
offering price                                     5.75%(2)    None        None        None               None

Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a percentage
of offering or sale price,
whichever is less)                                 None(3)     5.00%(4)    1.00%(5)    None               None

Redemption/Exchange Fee (as percentage
of amount redeemed or exchanged)(6)                2.00%       2.00%       2.00%       2.00%              2.00%

                                                    Applies only to exchanges and redemptions within 30 days
                                                    after purchase. [Please confirm.]

Annual Fund Operating Expenses
(deducted from Fund assets)

Management Fees (fees paid to have
the Fund's investments professionally
managed.)                                          0.75%       0.75%       0.75%       0.75%              0.75%

Distribution and/or Service (12b-1) Fees
(fees paid from Fund assets to cover the
cost of sales, promotions and other
distribution activities, as well as
certain shareholder servicing costs)               0.25%       1.00%       1.00%       0.40%(7)             --

Other Expenses                                     [  ]%       [  ]%       [  ]%       [  ]%              [  ]%

TOTAL ANNUAL FUND OPERATING EXPENSES               [  ]%       [  ]%       [  ]%       [  ]%              [  ]%

Amount of Fee Waiver/Expense
Reimbursement                                      [  ]%       [  ]%       [  ]%       [  ]%              [  ]%

TOTAL ANNUAL FUND OPERATING EXPENSES
(AFTER WAIVERS/REIMBURSEMENTS)(8)                  [  ]%       [  ]%       [  ]%       [  ]%              [  ]%

(1) If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.
(2) The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 5, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A Sales Charges.
(3) A CDSC of up to 1% may apply to certain redemptions of Class A shares if purchased without sales charges and for which a finder's fee is paid.
     Section 5, Investing with Gartmore: Choosing a Share Class-- Reduction and Waiver of Class A Sales Charges.
(4) A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 5, Investing with Gartmore: Choosing a Share Class--Class B Shares.
(5) A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 5, Investing with Gartmore: Choosing a Share Class--Class C Shares.
(6) A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 30 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 5, Investing with Gartmore: Selling Shares--Redemption and Exchange Fees.
(7) "Distribution and/or Service (12b-1) Fees" for Class R Shares are estimated. These fees could increase to 0.50% of the average daily net assets of the Fund's Class R shares. For more information see Section 4, Fund Management. [Include this footnote only if fees for Class R shares are still estimated.]
(8) The Trust and Gartmore Mutual Funds Capital Trust (the "Adviser") have entered into a written agreement limiting operating expenses (excluding certain Fund expenses, including, but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative services fees) from exceeding 1.15% for each Class at least through February 28, 2006. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged, "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to [ ]% for Class A, [ ]% for Class R and [ ]% for Institutional Service Class shares of the Fund before GMF would be required to further limit the Fund's expenses. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or the cost of "Other Expenses" paid by the Adviser provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Adviser may request and receive reimbursement of fees waived or limited and other reimbursements made by the Adviser. Any reimbursement to the Adviser must be made not more than five years from the fiscal year in which the corresponding reimbursement to the Fund was made.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
                             ------    -------    -------    --------
Class A shares*              $ [  ]    $  [  ]    $  [  ]    $   [  ]
Class B shares               $ [  ]    $  [  ]    $  [  ]    $   [  ]
Class C shares               $ [  ]    $  [  ]    $  [  ]    $   [  ]
Class R shares               $ [  ]    $  [  ]    $  [  ]    $   [  ]
Institutional Service        $ [  ]    $  [  ]    $  [  ]    $   [  ]
Class shares

You would pay the following expenses on the same investment if you did not sell your shares**:

                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
                             ------    -------    -------    --------
Class B shares               $ [  ]    $  [  ]    $  [  ]    $   [  ]
Class C shares               $ [  ]    $  [  ]    $  [  ]    $   [  ]

 *   Assumes a CDSC does not apply.
** Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

FUND SUMMARY--GARTMORE MID CAP GROWTH FUND

OBJECTIVE
The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES
Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of mid-sized companies (generally referred to as "mid-cap" companies). At the time of investment, a company's market capitalization will be similar to the companies included in the Russell Midcap Index. [Definition of Russell Midcap Index added to Glossary.]

The Fund typically holds equity securities issued by 60-80 companies with 1-3% of net assets allocated to a particular issuer. These equity securities primarily consist of common stocks and convertible securities.

The Fund's portfolio manager strives to select reasonably priced companies with strong growth characteristics. The portfolio manager reviews the earnings growth of all publicly traded mid-cap companies over the past three years and requires several of the following characteristics to be present before investing in a company:

     o    Above-average, consistent earnings growth
     o    Forecasted growth superior to the market;
     o    Financial strength and stability;
     o    Healthy balance sheet;
     o    Strong competitive advantage in industry;
     o    Positive investor sentiment;
     o    Attractive relative market value; and
     o    Strong management.

The Fund's portfolio manager considers selling securities when:

     o    A company's fundamentals change;
     o Valuation deteriorates so that other stocks are more attractively priced;
     o    Financial strength and stability of the company weakens; and
     o A company's market capitalization reaches the upper boundary of the mid-cap range.

The portfolio manager is not required to sell a security when the company is no longer considered a mid cap company, but it will typically do so.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate and depends in part on the portfolio manager's ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund. Because this Fund invests in mid-cap companies it involves more risk than some mutual funds.

Although the Fund's manager strives to reduce the risk of loss by holding a number of different securities and by carefully selecting the companies for investment, this risk cannot be entirely eliminated. There is the risk that you will lose money.

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following headings:

o    Mid- and Small-cap risk
o Convertible securities risk? [Include if included for Nationwide Fund. See comments regarding convertible securities in Overview of Fund Risks.]
o    [Not mentioned in Fund summary.]Stock market risk

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information.

PERFORMANCE
The chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund's average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund's past performance does not guarantee similar results in the future.

After-tax returns are shown for Institutional Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

ANNUAL RETURN - INSTITUTIONAL CLASS SHARES* (YEAR ENDED DECEMBER 31)

BAR CHART HERE

Best Quarter:
Worst Quarter:

* This annual return does not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

* These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

AVERAGE ANNUAL RETURNS(1)                                                  SINCE INCEPTION
AS OF DECEMBER 31, 2004                                         1 YEAR    (October 1, 2002)
----------------------------------------------------------      ------    -----------------
Class A Shares - Before Taxes(2)
Class B Shares - Before Taxes(2)
Class C Shares - Before Taxes(2),(3)
Class R Shares - Before Taxes(2)
Institutional Service Class Shares - Before Taxes(2)
Institutional Class Shares - Before Taxes
Institutional Class Shares - After Taxes on Distributions
Institutional Class Shares -- After Taxes on Distributions
and Sales of Shares
Russell Midcap Growth Index(4)

(1)  These returns include the impact of expenses and any sales charges.
(2) Returns before the first offering of Class A shares (3/5/03), Class B and Class C shares (8/21/03) and Class R shares (10/1/03) are based on the performance of Institutional Class shares. Because the Institutional Service Class shares had not commenced returns through December 31, 2004 include performance of the Fund's Institutional Class. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what Class A, Class B, Class C, Class R and Institutional Service Class shares shares would have produced because all classes invest in the same portfolio of securities. Returns for these classes have been restated to reflect differing sales charges (where applicable), but have not been adjusted to reflect differing levels of other fees (primarily Rule 12b-1 and/or administrative service fees. If these fees were reflected, the performance for Class A, Class B, Class C, Class R and Institutional Service Class shares would have been lower.
(3) A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.
(4) The Russell Midcap Growth(R) Index is an unmanaged index of mid-capitalization growth stocks of U.S. companies with a capitalization range of $597 million to $17.5 billion as of January 31, 2004. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower. The Russell Midcap Growth Index is a registered trademark of The Frank Russell Company which does not sponsor and is not affiliated in any way with the Fund.

FEES AND EXPENSES
This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

                                                  Class       Class       Class       Class      Institutional
SHAREHOLDER FEES(1)(PAID DIRECTLY FROM              A           B           C           R        Service Class      Institutional
YOUR INVESTMENT)                                 Shares      Shares      Shares      Shares         Shares           Class Shares
-----------------------------------------        ------      ------      ------      ------      -------------      -------------
Maximum Sales Charge (Load)
imposed upon purchases (as a
percentage of offering price                       5.75%(2)    None        None        None               None               None

Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)                                 None(3)     5.00%(4)    1.00%(5)    None               None               None

Redemption/Exchange Fee (as percentage
of amount redeemed or exchanged)(6)                2.00%       2.00%       2.00%       2.00%              2.00%              2.00%

                                                     Applies only to exchanges and redemptions within 90 days after purchase.

Annual Fund Operating
Expenses (deducted from
Fund assets)

Management Fees(7) (fees paid
to have the Fund's investments
professionally managed.)                           0.75%       0.75%       0.75%       0.75%              0.75%              0.75%
                                                                                                                       [Please
                                                                                                                     confirm all
                                                                                                                       inserted
                                                                                                                        data.]

Distribution and/or Service (12b-1) Fees
(fees paid from Fund assets to cover the
cost of sales, promotions and other
distribution activities, as well as
certain shareholder servicing costs)               0.25%       1.00%       1.00%       0.40%(8)           None               None

Other Expenses                                     [  ]%       [  ]%       [  ]%       [  ]%              [  ]%              [  ]%

TOTAL ANNUAL FUND OPERATING
EXPENSES                                           [  ]%       [  ]%       [  ]%       [  ]%              [  ]%              [  ]%

Amount of Fee
Waiver/Expense Reimbursement                       [  ]%       [  ]%       [  ]%       [  ]%              [  ]%              [  ]%

TOTAL ANNUAL FUND OPERATING EXPENSES
(AFTER WAIVERS/ REIMBURSEMENTS)(9)                 [  ]%       [  ]%       [  ]%       [  ]%              [  ]%              [  ]%

(1) If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.
(2) The sales charge on purchases of Class A and D shares is reduced or eliminated for purchases of $50,000 or more. For more information, see
     Section 5, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A and Class D Sales Charges.
(3) A Contingent Deferred Sales Charge (CDSC) of up to 1% may apply to certain redemptions of Class A shares if purchased without sales charges and for which a finder's fee is paid. Section 5, Investing with Gartmore: Choosing a Share Class--Class A Shares.

(4) A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 5, Investing with Gartmore: Choosing a Share Class--Class B Shares.
(5) A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 5, Investing with Gartmore: Choosing a Share Class--Class C Shares.
(6) A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 5, Investing with Gartmore: Selling Shares--Redemption and Exchange Fees.
(7) The management fee represents the maximum fee that could be paid to Gartmore Mutual Fund Capital Trust under its advisory agreement for the Fund. See Section 4, Fund Management for management fee breakpoints for the Fund.
(8) "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets. [Include this footnote only if fees for Class R shares are still estimated.]
(9) The Trust and Gartmore Mutual Funds Capital Trust (the "Adviser") have entered into a written agreement limiting operating expenses (excluding certain Fund expenses, including, but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative services fees) from exceeding 1.15% for each Class at least through February 28, 2006. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged, "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to [ ]% for Class A and [ ]% for Class R shares of the Fund before GMF would be required to further limit the Fund's expenses. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or the cost of "Other Expenses" paid by the Adviser provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Adviser may request and receive reimbursement of fees waived or limited and other reimbursements made by the Adviser. Any reimbursement to the Adviser must be made not more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made.

EXAMPLE
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
                             ------    -------    -------    --------
Class A shares*              $ [  ]    $  [  ]    $  [  ]    $   [  ]
Class B shares               $ [  ]    $  [  ]    $  [  ]    $   [  ]
Class C shares               $ [  ]    $  [  ]    $  [  ]    $   [  ]
Class R shares               $ [  ]    $  [  ]    $  [  ]    $   [  ]
Institutional Service        $ [  ]    $  [  ]    $  [  ]    $   [  ]
Class shares

You would pay the following expenses on the same investment if you did not sell your shares**:

                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
                             ------    -------    -------    --------
Class B shares               $ [  ]    $  [  ]    $  [  ]    $   [  ]
Class C shares               $ [  ]    $  [  ]    $  [  ]    $   [  ]

 *   Assumes a CDSC does not apply.
** Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. [Please confirm.]

FUND SUMMARY--GARTMORE NATIONWIDE FUND

OBJECTIVE
The Fund seeks total return through a flexible combination of capital appreciation and current income.

PRINCIPAL STRATEGY
The Fund invests primarily in common stocks and convertible securities. The portfolio managers seek to invest in companies with the following characteristics:

     o    Above average revenue growth,
     o    Consistent earnings growth,
     o    Above average earnings growth, or
     o    Attractive valuation.

The  portfolio managers generally sell a company's securities if:

     o    The share price increases significantly,
     o    The earnings outlook becomes less attractive, or
     o    More favorable opportunities are identified.

[Not in previous prospectus.]

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate and depends in part on the portfolio managers' ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund. There is the risk that you will lose money. Although the Fund's portfolio managers strive to reduce the risk of loss by holding a number of different securities and by carefully selecting companies for investment, this risk cannot be entirely eliminated. There is the risk that you will lose money.

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following headings:

o    Convertible securities risk
o    [Not mentioned in the Fund summary.]Stock market risk

[Call out for Total Return? I've added Total Return in the Glossary, but consider using call out box.]

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information.

PERFORMANCE
The chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's results, specifically its annual total returns, have varied. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund's average annual total returns before taxes (and after taxes for Class D shares) and compares them to the returns of a broad-based securities index. The Fund's past performance does not guarantee similar results in the future.

After-tax returns are shown for Class D shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

ANNUAL RETURNS-CLASS D SHARES*(YEARS ENDED DECEMBER 31)

BAR CHART HERE

Best Quarter:
Worst Quarter:

* These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

AVERAGE ANNUAL RETURNS(1)
AS OF DECEMBER 31, 2004                                   1 YEAR    5 YEARS    10 YEARS
----------------------------------------------------      ------    -------    --------
Class A Shares - Before Taxes(2)
Class B Shares - Before Taxes(2)
Class C Shares - Before Taxes(2),(3)
Class D Shares - Before Taxes
Class D Shares - After Taxes on Distributions
Class D Shares -- After Taxes on Distributions and
Sales of Shares
Class R Shares - Before Taxes(2)
Institutional Service Class Shares - Before Taxes(2)
Institutional Class Shares - Before Taxes(2)
Standard and Poor's (S&P) 500 Index(4)

(1) These returns include the impact of expenses and any sales charges and include the performance of its predecessor fund prior to May 11, 1998.
(2) Returns through May 11, 1998 include the performance of the Fund's predecessor Fund. These returns were achieved prior to the creation of the Class A shares and Class B shares (May 11, 1998). Returns between May 11, 1998 and the first offering of Class C shares (March 1, 2001), Class R shares (October 1, 2003), Institutional Service Class shares (January 2,
     2002), and the Institutional Class shares (June 29, 2004) are based on Class D performance. Excluding the effect of certain fee waivers or reimbursements, the prior performance is similar to what these classes would have produced during those periods because they all invest in the same portfolio of securities. Performance for these classes has been restated to reflect differences in sales charges, but not differing fees. If these fees were reflected, performance for Class A, Class B, Class C and Class R shares would have been lower. Institutional Class shares do not have any sales charges.
(3) A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.
(4) The S&P 500 Index is an unmanaged capitalization-weighted index of 500 widely held stocks of large U.S. companies that gives a broad look at how the stock prices of those companies have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower. The Russell 1000 Growth Index is a registered trademark of The Frank Russell Company which does not sponsor and is not affiliated in any way with the Fund.

FEES AND EXPENSES
This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

SHAREHOLDER FEES(1) (PAID            Class       Class       Class       Class       Class      Institutional
DIRECTLY FROM YOUR                     A           B           C           D           R           Service         Institutional
INVESTMENT)                         Shares      Shares      Shares      Shares      Shares       Class Shares       Class Shares
--------------------------------    ------      ------      ------      ------      ------      -------------      -------------
Maximum Sales Charge (Load)
imposed upon purchases (as a
percentage of offering price          5.75%(2)    None        None        4.50%(2)    None               None               None

Maximum Deferred Sales Charge
(Load) imposed upon redemptions
(as a percentage of offering or
sale price, whichever is less)        None(3)     5.00%(4)    1.00%(5)    None        None               None               None

Redemption/Exchange Fee (as
percentage of amount redeemed
or exchanged)(6)                      2.00%       2.00%       2.00%       2.00%       2.00%              2.00%              2.00%

                                     Applies only to exchanges and redemptions within 30 days after purchase. [Please confirm.]

Annual Fund Operating
Expenses (deducted from
Fund assets)

Management Fees (fees paid
to have the Fund's investments
professionally managed.)              0.59%       0.59%       0.59%       0.59%       0.59%              0.59%              0.59%
                                                                                                                      [Please
                                                                                                                    confirm all
                                                                                                                      inserted
                                                                                                                       data.]

Distribution and/or Service
(12b-1) Fees (fees paid from
Fund assets to cover the cost
of sales, promotions and other
distribution activities,
as well as certain shareholder
servicing costs)                      0.25%       1.00%       1.00%       None        0.40%(7)           None               None

Other Expenses                        [  ]%       [  ]%       [  ]%       [  ]%       [  ]%              [  ]%              [  ]%

TOTAL ANNUAL FUND OPERATING
EXPENSES                              [  ]%       [  ]%       [  ]%       [  ]%       [  ]%              [  ]%              [  ]%

Amount of Fee
Waiver/Expense Reimbursement          [  ]%       [  ]%       [  ]%       [  ]%       [  ]%              [  ]%              [  ]%

TOTAL ANNUAL FUND OPERATING
EXPENSES (AFTER WAIVERS/
REIMBURSEMENTS)                       [  ]%       [  ]%       [  ]%       [  ]%       [  ]%              [  ]%              [  ]%

(1) If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.
(2) The sales charge on purchases of Class A and D shares is reduced or eliminated for purchases of $50,000 or more. For more information, see
     Section 5, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A and Class D Sales Charges.
(3) A Contingent Deferred Sales Charge (CDSC) of up to 1% may apply to certain redemptions of Class A shares if purchased without sales charges and for which a finder's fee is paid. Section 5, Investing with Gartmore: Choosing a Share Class--Class A Shares.
(4) A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 5, Investing with Gartmore: Choosing a Share Class--Class B Shares.
(5) A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 5, Investing with Gartmore: Choosing a Share Class--Class C Shares.
(6) A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 30 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 5, Investing with Gartmore: Selling Shares--Redemption and Exchange Fees.

(7) "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets. [Include this footnote only if fees for Class R shares are still estimated.]

EXAMPLE
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
                             ------    -------    -------    --------
Class A shares*              $ [  ]    $  [  ]    $  [  ]    $   [  ]
Class B shares               $ [  ]    $  [  ]    $  [  ]    $   [  ]
Class C shares               $ [  ]    $  [  ]    $  [  ]    $   [  ]
Class D shares               $ [  ]    $  [  ]    $  [  ]    $   [  ]
Class R shares               $ [  ]    $  [  ]    $  [  ]    $   [  ]
Institutional Service        $ [  ]    $  [  ]    $  [  ]    $   [  ]
Class shares
Institutional Class

* Assumes a CDSC does not apply.

You would pay the following expenses on the same investment if you did not sell your shares**:

                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
                             ------    -------    -------    --------
Class B shares               $ [  ]    $  [  ]    $  [  ]    $   [  ]
Class C shares               $ [  ]    $  [  ]    $  [  ]    $   [  ]

 *   Assumes a CDSC does not apply.
** Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

FUND SUMMARY-- GARTMORE SMALL CAP FUND
(Formerly Nationwide Small Cap Fund)

OBJECTIVE
The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES
Under normal conditons, the Fund invests at least 80% of its net assets in equity securities of smaller companies (generally referred to as "small cap" companies). At the time of the investment, the company's market capitalizations will be similar to that of companies in the Russell 2000(R) Index. The Fund may also invest in equity securities of U.S. companies with larger market capitalizations and in depository receipts.

The Fund's portfolio managers look at many factors when choosing investments for the Fund, including:

          o    earnings momentum,
          o    relative valuations,
          o    management action, and
          o    price trends.

The Fund's portfolio managers sell securities that no longer meet the portfolio manager's expectations. When deciding whether to buy or sell a security, the portfolio managers do not necessarily consider the Fund's turnover rate. They may engage in frequent portfolio transactions if the long or short-term benefits are believed to outweigh potential negative effects such as higher transaction costs and added tax consequences.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate and depends in part on the portfolio managers' ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund. Because this Fund invests in small companies it involves more risk than most mutual funds. There is the risk that you will lose money. Although the Fund's managers strive to reduce the risk of loss by holding a number of different securities and by carefully selecting the companies for investment, this risk cannot be entirely eliminated.

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following headings:

o Depositary receipt risk [Not included in current prospectus. Not mentioned in Fund Summary.]
o    Foreign risk
o    Securities lending risk
o    Small cap risk
o    Stock market risk
o    Portfolio turnover risk

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information.

PERFORMANCE
The chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund's average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund's past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

ANNUAL RETURNS-CLASS A SHARES*(YEARS ENDED DECEMBER 31)

BAR CHART HERE

Best Quarter:
Worst Quarter:

*These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

AVERAGE ANNUAL RETURNS(1)                                                       SINCE INCEPTION
AS OF DECEMBER 31, 2004                                   1 YEAR    5 YEARS    (November 2, 1998)
--------------------------------------------------        ------    -------    ------------------
Class A Shares - Before Taxes
Class A Shares - After Taxes on Distributions
Class A Shares -- After Taxes on Distributions and
Sales of Shares
Class B Shares - Before Taxes
Class C Shares - Before Taxes(2),(3)
Class R Shares - Before Taxes(2)
Institutional Service Class Shares - Before Taxes
Institutional Class Shares - Before Taxes(4)
Russell 2000(R) Index(5)

(1)  These returns include the impact of expenses and any sales charges.
(2) Returns before the first offering of Class C shares (3/1/01) and Class R shares (12/31/03) are based on the performance of Class B shares. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what Class R shares would have produced because this class invests in the same portfolio of securities. Returns for this class have been adjusted to eliminate sales charges that do not apply to that class, but have not been adjusted to reflect its lower expenses.
(3) A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.
(4) Returns before the first offering of Institutional Class shares (6/29/04) are based on the performance of Institutional Service Class shares. This performance is substantially similar to what the Institutional Class shares would have produced because both classes invest in the same portfolio of securities. Returns for the Institutional Class have not been adjusted to reflect its lower expenses.
(5) The Russell 2000(R) Index is an unmanaged index that measures the performance of the stocks of small-capitalization U.S. companies. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of the Indexes would be lower.

FEES AND EXPENSES

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

                                                  Class       Class       Class       Class      Institutional
SHAREHOLDER FEES(1) (PAID DIRECTLY FROM             A           B           C           R           Service         Institutional
YOUR INVESTMENT)                                 Shares      Shares      Shares      Shares       Class Shares       Class Shares
-----------------------------------------        ------      ------      ------      ------      -------------      -------------
Maximum Sales Charge (Load) imposed
upon purchases (as a percentage of
offering price                                     5.75%(2)    None        None        None               None               None

Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)                                 None(3)     5.00%(4)    1.00%(5)    None               None               None

Redemption/Exchange Fee (as percentage
of amount redeemed or exchanged)(6)                2.00%       2.00%       2.00%       2.00%              2.00%              2.00%

                                                       Applies only to exchanges and redemptions within 90 days after purchase.

Annual Fund Operating Expenses
(deducted from Fund assets)

Management Fees(7) (fees paid to have
the Fund's investments professionally
managed.)                                          0.95%       0.95%       0.95%       0.95%              0.95%              0.95%
                                                                                                                       [Please
                                                                                                                     confirm all
                                                                                                                      inserted
                                                                                                                       data.]

Distribution and/or Service (12b-1) Fees
(fees paid from Fund assets to cover the
cost of sales, promotions and other
distribution activities, as well as
certain shareholder servicing costs)               0.25%       1.00%       1.00%       0.40%(7)           None               None

Other Expenses                                     [  ]%       [  ]%       [  ]%       [  ]%              [  ]%              [  ]%

TOTAL ANNUAL FUND OPERATING
EXPENSES                                           [  ]%       [  ]%       [  ]%       [  ]%              [  ]%              [  ]%

Amount of Fee
Waiver/Expense Reimbursement                       [  ]%       [  ]%       [  ]%       [  ]%              [  ]%              [  ]%

TOTAL ANNUAL FUND OPERATING EXPENSES
(AFTER WAIVERS/REIMBURSEMENTS)(8)                  [  ]%       [  ]%       [  ]%       [  ]%              [  ]%              [  ]%

(1) If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.
(2) The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 5, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A Sales Charges.
(3) A CDSC of up to 1% may apply to certain redemptions of Class A shares if purchased without sales charges and for which a finder's fee is paid.
     Section 5, Investing with Gartmore: Choosing a Share Class-- Reduction and Waiver of Class A Sales Charges.
(4) A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 5, Investing with Gartmore: Choosing a Share Class--Class B Shares.
(5) A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 5, Investing with Gartmore: Choosing a Share Class--Class C Shares.
(6) A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 5, Investing with Gartmore: Selling Shares--Redemption and Exchange Fees.
(7) "Distribution and/or Service (12b-1) Fees" for Class R Shares are estimated. These fees could increase to 0.50% of the average daily net assets of the Fund's Class R shares. For more information see Section 4, Management. [Include this footnote only if fees for Class R shares are still estimated.]
(8) The Trust and Gartmore Mutual Funds Capital Trust (the "Adviser") have entered into a written agreement limiting operating expenses (excluding certain Fund expenses, including, but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative services fees) from exceeding 1.35% for each Class at least through February 28, 2006. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged, "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to [ ]% for Class A and [ ]%for Class R of the Fund before the Adviser would be required to further limit the Fund's expenses. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or the cost of "Other Expenses" paid by the Adviser provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Adviser may request and receive reimbursement of fees waived or limited and other reimbursements made by the Adviser. Any reimbursement to the Adviser must be made not more than five years from the fiscal year in which the corresponding reimbursement to the Fund was made.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                 --------   --------   --------   --------
Class A shares*...............   $ [    ]   $ [    ]   $ [    ]   $ [    ]

Class B shares ...............   $ [    ]   $ [    ]   $ [    ]   $ [    ]

Class C shares ...............   $ [    ]   $ [    ]   $ [    ]   $ [    ]

Class R shares ...............   $ [    ]   $ [    ]   $ [    ]   $ [    ]

Institutional Service
Class shares .................   $ [    ]   $ [    ]   $ [    ]   $ [    ]
Institutional Class

You would pay the following expenses on the same investment if you did not sell your shares**:

                                  1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                 --------   --------   --------   --------
Class B shares ...............   $ [    ]   $ [    ]   $ [    ]   $ [    ]

Class C shares ...............   $ [    ]   $ [    ]   $ [    ]   $ [    ]

* Assumes a CDSC does not apply.
** Expenses paid on the same investment in Class A (unless your purchase is subject to a contingent deferred sales charge for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
[Please confirm.]

SECTION 3 FUND DETAILS

PRINCIPAL INVESTMENTS
To implement the principal investment strategies described in the Fund Summaries, the Funds may use the following types of securities. The Statement of Additional Information contains more information on the Funds' principal investments and strategies and can be requested using the addresses and telephone numbers on the back of this Prospectus.

                                                        Gartmore                        Gartmore         Gartmore       Gartmore
                                                        Nationwide      Gartmore        Large Cap        Mid Cap        Small Cap
                                                        Fund            Growth Fund     Value Fund       Growth         Fund
                                                        -------------   -------------   --------------   ------------   -----------
Common stocks are securities that represent ownership   [X]             [X]             [X]              [X]            [X]
in a corporation. Stockholders share in the
corporation's profits and losses in two ways:
o    directly - through any dividends paid by the
     corporation, and
o    indirectly - as the value of a company's stock
     changes in response to the company's profits,
     growth, or future prospects.

PREFERRED STOCK is a type of equity security that       [X] [Please     [X] [Please
typically pays a fixed rate dividend but does not       confirm.        confirm.
participate in other amounts available for              Fund summary    Fund summary
distribution by the issuer. Because a company must      does not        does not
usually pay preferred stock dividends before common     include         include
stock dividends, preferred stocks generally involve     discussion of   discussion of
less risk than common stocks. A preferred stock may     preferred       preferred
not appreciate or depreciate as much as a company's     stock.]         stock.]
common stock unless the preferred stock is
convertible into common stock. Based on market
conditions, the Fund may select the preferred stock
of a company instead of or in addition to its common
stock. In some markets, preferred stock may be more
liquid than common stock, enabling the Fund to sell
the preferred stock more readily at the desired price
while also incurring lower transaction costs. Upon
liquidation, preferred stocks are entitled to a
specified liquidation preference which is generally
the same as the par or stated value and have the
right to payment before common stock. Preferred
stocks do not represent a liability of the issuer and
therefore do not offer as great a degree of
protection of capital or assurance of continued
income as investments in corporate debt securities.
In addition, preferred stocks are subordinated in
right of all payment to all debt obligations and
creditors of the issuer, and convertible preferred
stocks may be subordinated to other preferred stock
of the same issuer.

Convertible Securities are corporate securities         [X]                                              [X] [See
(usually preferred stocks or bonds), which the holder                                                    p. 20
may exchange for a fixed number of other securities                                                      of current
(usually common stock) at a set price or based on a                                                      prospectus.]
pre-determined formula. A portion of a convertible
security's value is based on the value of the
underlying common stock.

Depositary receipts represent ownership interest in                                                                     [X] [Please
an underlying security that is held by a depositary,                                                                    confirm.
typically a financial institution such as a bank or                                                                     Fund
trust company. They may be denominated in a currency                                                                    summary
other than that of the security they represent.                                                                         does not
Generally, the holder of the depositary receipt                                                                         include
receives all payments of interest, dividends or                                                                         discussion
capital gains that are made on the underlying                                                                           of
security.                                                                                                               depositary
o    American Depositary Receipts are issued by a                                                                       receipts.]
     U.S. depositary (usually a U.S. bank).
o    European and Global Depositary Receipts are
     issued by a depositary outside of the U.S.,
     (usually a non-U.S. bank or trust company or a
     foreign branch of a U.S. bank).
o    Sponsored depositary receipts are issued jointly
     by the financial institutional and the issuer of
     the underlying security.
o    Unsponsored depositary receipts are issued only
     by the financial institution.

TEMPORARY INVESTMENTS
Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if a Fund's adviser or subadviser believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks; (4) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

SECTION 4 FUND MANAGEMENT

INVESTMENT ADVISER
Gartmore Mutual Fund Capital Trust (GMF), located at 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the Funds' investment adviser. The adviser manages the investment of the Funds' assets and supervises the daily business affairs of the Funds.

Gartmore Mutual Fund Capital Trust was organized in 1999 as an investment adviser for mutual funds. The adviser is part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring 10 affiliated investment advisers. Collectively, these affiliates (located in the U.S., U.K. and Japan) had over $x billion in net assets under management as of December 31, 2004, of which almost $x billion is managed by Gartmore Mutual Fund Capital Trust.

Gartmore Mutual Fund Capital Trust evaluates and monitors the performance of subadvisers and may allocate the Large Cap Value Fund's assets among one or more subadvisers. Gartmore Mutual Fund Capital Trust is also authorized to make investments for the Fund, but does not plan to do so at this time.

The Funds pay Gartmore Mutual Fund Capital Trust a management fee on the respective Fund's average daily net assets. The total contractual management fees paid by each Fund for the fiscal year ended October 31, 2004 (including any fees paid to a sub-adviser), expressed as a percentage of a Fund's average daily net assets and not taking into account any applicable waivers, were as follows:
[LIST OTHER FUNDS BREAKPOINTS?]
Fund Fee

Gartmore Growth Fund 0.59%
Gartmore Large Cap Value Fund 0.75%
Gartmore Mid Cap Growth Fund 0.75%*
Gartmore Nationwide Fund 0.57%
Gartmore Small Cap Fund 0.95%

* Effective March 1, 2004, the contractual management fee for the following Fund has been changed as follows:

Fund ................... Assets Fee

Gartmore Mid Cap Growth Fund ........... 0 up to $250 million 0.75%
 250 million up to $1 billion 0.725%
 1 billion up to $2 billion 0.70%
 2 billion up to $5 billion 0.675%
 $ 5 billion and more 0.65%

[Portfolio manager information only needs to go back 5 years.]
PORTFOLIO MANAGER--GARTMORE GROWTH FUND

Senior Portfolio Manager Christopher Baggini and Portfolio Manager Douglas Burtnick are responsible for the Fund's day-to-day management and investment selection.

Mr. Baggini joined GMF in March 2000. Prior to joining GMF, Mr. Baggini was a Portfolio Manager for Allied Investment Advisors from November 1996 to
March 2000.

Mr. Burtnick joined GMF in May 2002 from Brown Brothers Harriman & Company where he served as a risk manager in the private client group and portfolio manager from 2000 to 2002. From 1998 to 2002, he worked at Barra, Inc., a risk management firm, where he led a group focused on portfolio construction and risk management issues for institutional investors and hedge funds.

MULTI-MANAGER STRUCTURE FOR GARTMORE LARGE CAP VALUE FUND AND GARTMORE SMALL CAP FUND

GMF and the Trust have received an exemptive order from the Securities and Exchange Commission for a multi-manager structure that allows GMF to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of GMF) without the approval of shareholders. The order also allows GMF to revise a subadvisory agreement with a non-affiliate subadviser with the approval of the Trustees but without shareholder approval. Currently, the Gartmore Large Cap Value Fund is subadvised by NorthPointe Capital, LLC (NorthPointe), an affiliate of GMF, and the Gartmore Small Cap Fund is managed by GMF. If a new non-affiliate subadviser is hired for either Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows these Funds greater flexibility enabling them to operate efficiently.

GMF performs the following oversight and evaluation services to these Funds:

     o    initial due diligence on prospective Fund subadvisers.
     o monitoring subadviser performance, including ongoing analysis and periodic consultations.
     o communicating performance expectations and evaluations to the subadvisers.
     o making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser's contract.

GMF does not expect to recommend subadviser changes frequently, however GMF will periodically provide written reports to the Board of Trustees regarding its evaluation and monitoring. Although GMF will monitor the subadviser performance, there is no certainty that any subadviser or either of these Funds will obtain favorable results at any given time.

SUBADVISER FOR THE GARTMORE LARGE CAP VALUE FUND

Subject to the supervision of GMF and the Trustees, NorthPointe will manage the Fund's assets in accordance with the Fund's investment objective and strategies. NorthPointe makes investment decisions for the Fund and, in connection with such investment decisions, places buy and sell orders for securities.

NorthPointe Capital, LLC 101 West Big Beaver, Suite 745, Troy, Michigan 48084, was organized in 1999 and manages the Fund, as well as several other mutual funds and institutional accounts.

Out of its management fee, GMF paid NorthPointe an annual subadvisory fee for the fiscal year ended October 31, 2004, based on the Fund's average daily net assets, of 0.35%.

PORTFOLIO MANAGERS--GARTMORE LARGE CAP VALUE FUND

Peter J. Cahill is lead portfolio manager of Gartmore Large Cap Value Fund.
Mr. Cahill is assisted in managing the Fund by Jeffrey C. Petherick and Mary C. Champagne. Mr. Cahill joined NorthPointe in January 2000. Previously, he was with Loomis, Sayles & Company L.P. from May 1997 to January 2000, as a director of quantitative research. Prior to May 1997, he was a quantitative researcher for Bank of America.

Mr. Petherick and Ms. Champagne joined NorthPointe in January 2000, and currently co-manage several Gartmore Funds. Between June 1995 and January 2000, they co-managed institutional and retail small cap value equity investments at Loomis, Sayles & Company, L.P., including the Loomis Sayles Small Cap Value Fund.

PORTFOLIO MANAGEMENT TEAM--GARTMORE SMALL CAP FUND

A team of portfolio managers from GMF is responsible for day-to-day management of the Fund.

PORTFOLIO MANAGER--GARTMORE MID CAP GROWTH FUND

Portfolio Manager Robert D. Glise, CFA, is responsible for the Fund's day-to-day management and investment selection. Mr. Glise joined GMF in April 2002. Previously, he was Senior Portfolio Manager and Partner of Munder Capital Management and portfolio manager of the Munder MidCap Select Fund as well as co-manager of the Munder Small Company Growth Fund. Prior to that, he was a portfolio manager for the Eaton Corporation from April 1993 to January 1998.

PORTFOLIO MANAGERS--GARTMORE NATIONWIDE FUND

Gary D. Haubold and William H. Miller are co-managers of the Funds and are responsible for the day-to-day management of the Fund and selection of the Fund's investments.

Mr. Haubold, CFA, has 20 years of investment experience and joined GMF in December 2003 from Edge Capital Management, an equity hedge fund he founded in 2000. From 1997 to 2000, he was the senior portfolio manager on several small-, mid- and large-cap value funds at Pilgrim Baxter and Associates. Prior to Pilgrim Baxter, Mr. Haubold was a senior portfolio manager at Miller Anderson & Sherrard, which is now part of Morgan Stanley Asset Management.

Mr. Miller began co-managing the Fund and Gartmore GVIT Nationwide Fund on September 1, 2000. Prior to joining GMF in July 1999, Mr. Miller held the following positions: Senior Portfolio Manager, Putnam Investments (1997-1999); Vice President and Assistant Portfolio Manager, Delaware Management Company (1995-1997).

SECTION 5 INVESTING WITH GARTMORE

CHOOSING A SHARE CLASS

Call-out Box for Choosing a Share Class section:
When selecting a share class, you should consider the following:
     o    Which share classes are available to you,
     o    How long you expect to own your shares,
     o    How much you intend to invest,
     o    Total costs and expenses associated with a particular share class, and
     o    Whether you qualify for any reduction or waiver of sales charges.
Your financial adviser can help you to decide which share class is best suited to your needs.

The Gartmore Funds offer several different share classes each with different price and cost features. The table below compares Class A, Class B and Class C shares, which are available to all investors.

Class R, Institutional Service Class and Institutional Class shares are available only to certain investors. For eligible investors, Class R, Institutional Service Class shares and Institutional Class shares may be more suitable than Class A, Class B or Class C shares.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.

COMPARING CLASS A, CLASS B AND CLASS C SHARES

CLASSES AND CHARGES                            POINTS TO CONSIDER
CLASS A SHARES
Front-end sales charge up to 5.75%             A front-end sales charge means
                                               that a portion of your initial
                                               investment goes toward the sales
                                               charge and is not invested.
Contingent deferred sales charge (CDSC)(1)     Reduction and waivers of sales
                                               charges are available.
Annual service and/or 12b-1 fee up to 0.25%    Total annual operating expenses
                                               are lower than Class B and Class
                                               C charges which means higher
                                               dividends per share.

                                               No conversion feature.
                                               No maximum investment amount.
CLASS B SHARES
CDSC up to 5.00%                               No front-end sales charge means
                                               your full investment immediately
                                               goes toward buying shares.
Annual service and/or 12b-1 fee up to 1.00%    No reduction of CDSC, but waivers
                                               are available. The contingent
                                               deferred sales charge declines
                                               1%each year to zero after six
                                               years. Total annual operating
                                               expenses are higher than Class A
                                               charges which means lower
                                               dividends per share are paid.

                                               Automatic conversion to Class A
                                               shares after seven years, which
                                               means lower annual expenses in
                                               the future.
                                               Maximum investment amount of
                                               $100,000. Larger investments may
                                               be rejected.
CLASS C SHARES
CDSC of 1.00%                                  No front-end sales charge means
                                               your full investment immediately
                                               goes toward buying shares.

Annual service and/or 12b-1 fee up to 1.00%    No reduction of CDSC, but waivers
                                               are available.
                                               The contingent deferred sales
                                               charge declines to zero after one
                                               year.

                                               Total annual operating expenses
                                               are higher than Class A charges
                                               which means lower dividends per
                                               share.
                                               No conversion feature.
                                               Maximum investment amount of
                                               $1,000,000(2).
                                               Larger investments may be
                                               rejected.

(1) A CDSC of up to 0.50% may be charged on redemptions of Class A within 18 months of purchase if you paid no sales charge on the original purchase and for which a finder's fee was paid. The CDSC covers the finder's fee paid to your financial adviser or other intermediary.

CLASS A SHARES

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

CLASS D SHARES

Class D shares are available to the following:

o Investors who received Class D shares of a Fund in the reorganiztion of Nationwide Investing Foundation, Nationwide Investing Foundation II and Financial Horizons Investment Trust into Gartmore Mutual Funds in May 1998, as long as you purchase the Class D shares through the same account in the same capacity
o Persons eligible to purchase Class D shares without a sales charge as described below and in the SAI.

FRONT-END SALES CHARGES FOR CLASS A SHARES.

                                                                      Dealer
                                                                    Commission
                              Sales Charge as a percentage of           as
                            ------------------------------------    Percentage
                                             Net Amount Invested   of Offering
Amount of Purchase          Offering Price   (approximately)          Price
--------------------        --------------   -------------------   -----------
Less than $50,000                     5.75%                 6.10%         5.00%
$50,000 to $99,999                    4.75                  4.99          4.00
$100,000 to $249,999                  3.50                  3.63          3.00
$250,000 to $499,999                  2.50                  2.56          2.00
$500,000 to $999,999                  2.00                  2.04          1.75
$1 million or more                    None                  None          None*

FRONT-END SALES CHARGES FOR CLASS D SHARES.

                                                                      Dealer
                                                                    Commission
                              Sales Charge as a percentage of           as
                            ------------------------------------    Percentage
                                             Net Amount Invested   of Offering
Amount of Purchase          Offering Price   (approximately)          Price
--------------------        --------------   -------------------   -----------
Less than $50,000                     4.50%                 4.71%         4.00%
$50,000 to $99,999                    4.00                  4.17          3.50
$100,000 to $249,999                  3.00                  3.09          2.50
$250,000 to $499,999                  2.50                  2.56          1.75
$500,000 to $999,999                  2.00                  2.04          1.25
$1 million to $24,999,999             0.50                  0.50          0.50
$25 million or more                   None                  None          None*

* Dealer may be eligible for a finder's fee as described in "Purchasing Class A and Class D Shares without a Sales Charge" below.

REDUCTION AND WAIVER OF CLASS A AND CLASS D SALES CHARGES

If you qualify for a reduction or waiver of Class A or Class D sales charges, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. [Insert a statement to state how the value of accounts will be determined for reduction/waiver purposes. For example, Franklin Templeton states the following: "The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current net asset value."] You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See "Reduction of Class A and Class D Sales Charges" and "Waiver of Class A and Class D Sales Charges" below and "Reduction of Class A and Class D Sales Charges" and "Net Asset Value Purchase Privilege (Class A Shares Only)" in the SAI for more information. This information regarding breakpoints is also available free of charge at www.gartmorefunds/funds/ptbreak.jsp.

Reduction of Class A and Class D Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

o A Larger Investment. The sales charge decreases as the amount of your investment increases.

o Rights of Accumulation. You and other family members living at the same address can combine the current value of your Class A investments in all Gartmore Funds (except Gartmore Money Market Fund), in order to qualify for a reduced sales charge. If you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be included.

o Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.

o Share Repurchase Privilege. If you sell Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of selling shares on which you previously paid a sales charge,. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your sale and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

o Letter of Intent Discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Gartmore Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

Waiver of Class A and Class D Sales Charges

Front-end sales charges on Class A and Class D shares are waived for the following purchasers:

o People purchasing shares through an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges. (Class A shares only)
o Directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor. (Class A shares only)
o Any person who pays for shares with proceeds from one of the following sales:
     o    Sales of non-Gartmore Fund shares
     o Sales of Gartmore Fund Class D shares if the new Fund does not offer Class D shares and Class A shares are purchased instead

     To qualify (1) you must have paid the initial sales charge or CDSC on the shares sold, (2) you must purxchase trge new shares within 60 days of redemption, (3) you must request the waiver when you purchase the new shares. (The Fund may require evidence that you qualify for this waiver.)

o    Retirement plans. (Class A shares only)
o Investment advisory clients of Gartmore Mutual Funds Trust, Gartmore SA Capital Trust and their affiliates. Directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.
o (Note, the September 29, 2004 supplement has many more waiver conditions/purchasers than the bullets listed above for Class A shares. Why were they not included here?)

The Statement of Additional Information lists other investors eligible for sales charge waivers.

PURCHASING CLASS A SHARES WITHOUT A SALES CHARGE
Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the funds offered by Gartmore Mutual Funds and Gartmore Mutual Funds II, Inc. (including the Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) of up to 0.50% applies if a "finder's fee" is paid by the Distributor to your financial adviser or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finder's fee paid to the selling dealer.

The CDSC does not apply:

     o if you are eligible to purchase Class A shares without a sales charge for another reason.
     o to shares acquired through reinvestment of dividends or capital gain distributions.

CONTINGENT DEFERRED SALES CHARGE ON CERTAIN SALES OF CLASS A SHARES [Please confirm all proposed changes. See page 30 of current prospectus.]

Amount of                 $1 million                  $25 million
Purchase                to $24,999,999                  or more
-------------------     --------------                -----------
If sold within                            18 months
Amount of CDSC              0.50%                        0.25%

Any contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a contingent deferred sales charge are sold first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see "Waiver of Contingent Deferred Sales Charges-Class A, Class B, and Class C Shares" for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Fund(s) is described above; however, the CDSCs for Class A shares of other Gartmore Funds may be different and are described in their respective prospectuses. If you purchase more than one Gartmore Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Gartmore Funds purchased and is proportional to the amount you redeem from each Gartmore Fund.

CALLOUT BOX: PUT BETWEEN CLASS A AND CLASS B SECTIONS

WAIVER OF CONTINGENT DEFERRED SALES CHARGES
CLASS A, CLASS B, AND CLASS C SHARES
The CDSC is waived on:
o the sale of Class A, Class B or Class C shares purchased through reinvested dividends or distributions. However, a CDSC is charged if you sell your Class B or Class C shares and then reinvest the proceeds in Class B or Class C shares within 30 days. The CDSC is re-deposited into your new account.
o Class B or Class C shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or disability.
o mandatory withdrawals from traditional IRA accounts after age 70-1/2 and for other required distributions from retirement accounts.
o sales of Class C shares from retirement plans offered by the Nationwide Trust Company
o    For more complete information, see the Statement of Additional Information.

CLASS B SHARES

[WE WOULD LIKE TO DISCLOSE THE 4% DEALER CONCESSION IN THIS SECTION. WHO HAS LANGUAGE OR DETAILS?]

Class B shares may be appropriate if you do not want to pay a front-end sales charge and anticipate holding your shares for longer than six years.

If you sell Class B shares within six years of purchase you must pay a contingent deferred sales charge (if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

                                                                         7 years
Sale within   1 year   2 years   3 years   4 years   5 years   6 years   or more
------------  ------   -------   -------   -------   -------   -------   -------
Sales charge    5%        4%        3%        3%        2%        1%        0%

CONVERSION OF CLASS B SHARES

After you hold your Class B shares for seven years, they automatically convert at no charge into Class A shares, which carry the lower Rule 12b-1 fee. Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted; however, the total dollar value will be the same.

CLASS C SHARES
Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you sell your Class C shares within the first year after you purchase them you must pay a contingent deferred sales charge of 1%.

For both B and C shares, the contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a contingent deferred sales charge are sold first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See "Waiver of Contingent Deferred Sales Charges-Class A, Class B, and Class C Shares" for a list of situations where a CDSC is not charged.

CLASS R SHARES

Class R Shares are available to retirement plans including:

o    401(k) plans,
o    457 plans,
o    403(b) plans,
o    profit sharing and money purchase pension plans,
o    defined benefit plans,
o    non-qualified deferred compensation plans, and
o other retirement accounts in which the retirement plan or the retirement plan's financial service firm has an agreement with the Distributor to use Class R shares.

The above-referenced plans are generally small and mid-sized retirement plans, having at least $1 million in assets, where shares are held through omnibus accounts that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.

Class R shares are not available to:

o    retail retirement accounts,
o    institutional non-retirement accounts,
o    traditional and Roth IRAs,
o    Coverdell Education Savings Accounts,
o    SEPs and SAR-SEPs,
o    SIMPLE IRAs,
o    one-person Keogh plans,
o    individual 403(b) plans, or
o    529 Plan accounts.

CALL OUT BOX--PLACE BETWEEN CLASS R AND INSTITUTIONAL CLASSES

SHARE CLASSES AVAILABLE ONLY TO INSTITUTIONAL ACCOUNTS
The Fund(s) offer Institutional Service Class, Institutional Class and Class R shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

     o the level of distribution and administrative services the plan requires,
     o    the total expenses of the share class, and
     o the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.

INSTITUTIONAL SERVICE CLASS SHARES

Institutional Service Class shares are available for purchase only by the following:

o retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;
o retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Fund(s) for these services;
o a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative service fee;
o registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Fund(s) for providing services; or
o life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(a) plans.

INSTITUTIONAL CLASS SHARES

Institutional Class shares are available for purchase only by the following:

     o funds of funds offered by the Distributor or other affiliates of the Fund;
     o retirement plans for which no third-party administrator receives compensation from the Fund(s);
     o institutional advisory accounts of Gartmore Mutual Funds Trust or its affiliates, those accounts which have client relationships with an affiliate of Gartmore Mutual Funds Trust, its affiliates and their corporate sponsors, subsidiaries; and related retirement plans;
     o rollover individual retirement accounts from such institutional advisory accounts ;
     o a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative service fees to the financial institution;
     o registered investment advisers investing on behalf of institutions and high net-worth individuals where advisers derive compensation for advisory services exclusively from clients; or
     o high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

SALES CHARGES, DISTRIBUTION PLANS AND SERVICE FEES

SALES CHARGES
Sales charges, if any, are paid to the Funds' distributor, Gartmore Distribution Services, Inc. ("Distributor"). These fees are either kept or paid to your financial adviser or other intermediary.

DISTRIBUTION AND SERVICE FEES
The Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C and Class R shares of the Fund(s) to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services. Class A, Class B, Class C and Class R shares pay distribution and/or service fees to the

Distributor. These fees are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services. Institutional Class and Institutional Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds' assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class B, Class C and Class R shares pay the Distributor annual amounts not exceeding the following:

CLASS             AS A % OF DAILY NET ASSETS
--------------    ---------------------------------------------------
Class A shares    0.25% (distribution or service fee)
Class B shares    1.00% (0.25% service fee)
Class C shares    1.00% (0.25% service fee)
Class R shares    0.50% (0.25% of which may be either a distribution
                  or service fee)

ADMINISTRATIVE SERVICE FEES
Class A, Class R and Institutional Service Class shares may also pay administrative service fees. The Trust pays these fees to providers of recordkeeping and/or other administrative support services. Administrative service fees from Class R shares are paid to those who provide recordkeeping and/or other administrative services to retirement plans and their participants.

REVENUE SHARING
The Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributor may also make payments for marketing, promotional, or related expenses to dealers. The amount of these payments is determined by the Distributor. The manager or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include:

     o    the Funds' Distributor and other affiliates of the manager,
     o    broker-dealers,
     o    financial institutions, and
     o other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales; current or historical assets; or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you.

Contact your financial intermediary for details about revenue sharing payments it may receive.

CONTACTING GARTMORE FUNDS

CUSTOMER SERVICE REPRESENTATIVES are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 1-800-848-0920.

AUTOMATED VOICE RESPONSE Call 1-800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:
     o    make transactions
     o    hear fund price information
     o    obtain mailing and wiring instructions

INTERNET Go to www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:
     o    download Fund prospectuses
     o    obtain information on the Gartmore Funds
     o    access your account information
     o    request transactions, including purchases, redemptions and exchanges

BY REGULAR MAIL Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

BY OVERNIGHT MAIL Gartmore Funds, 3435 Stelzer Road, Columbus Ohio 43219.

BY FAX 614-428-3278

FUND TRANSACTIONS--CLASS A, CLASS B, AND CLASS C SHARES

All transaction orders must be received by the Funds' agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund's NAV to receive that day's NAV.

HOW TO BUY SHARES                   HOW TO EXCHANGE SHARES          HOW TO SELL SHARES
--------------------------------    ----------------------------    --------------------------------
(Be sure to specify the class of    (Exchange privileges may be     (A medallion signature guarantee
shares you wish to purchase)        amended or discontinued upon    may be required. See "Medallion
                                    60-day written notice to        Signature Guarantee" below.)
                                    shareholders.)

Through an authorized intermediary. The Funds' Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds' agent or an authorized intermediary receives your order.

By mail. Complete an application      By mail or fax. You may request an exchange or redemption by mailing
and send with a check made payable    or faxing a letter to letter Gartmore Funds, The letter must include
to: Gartmore Funds. Payment must be   your account numbers and the names of the Fund you wish to exchange
made in U.S. dollars and drawn on a   from and to. The letter must be signed by all account owners. We
U.S. bank. The Funds do not accept    reserve the right to request original documents for any faxed
third-party checks, travelers'        requests.
checks or money orders.

By telephone
You will have automatic telephone privileges unless you decline this option on your application.

The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.

Additional information for selling shares:
The following types of accounts can use the voice-response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minors.

A check made payable to the shareholder of record will be mailed to the address of record.

The Fund may record telephone instructions to sell shares. and may request sale instructions in writing, signed by all shareholders on the account.
On-line. Transactions may be made through the Gartmore funds website. However, The Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. You may have your       Bank wire is not an option for    By bank wire. The Funds can wire
bank transmit funds by (federal       exchanges.                        the proceeds of your sale
funds) wire to the Funds' custodian                                     directly to your account at a
bank, unless you declined automatic                                     commercial bank (a voided check
telephone privileges on your                                            must be attached to your
application. (The authorization                                         application), unless you declined
will be in effect unless you give                                       telephone privileges on your
the Fund written notice of its                                          application. (The authorization
termination.)                                                           will be in effect unless you give
o    If you choose this method                                          the Fund written notice of its
     to open a new account, you                                         termination.)
     must call our toll-free number                                     o    Your proceeds will be
     before you wire your                                                    wired to your bank on the
     investment and arrange to fax                                           next business day after your
     your completed application.                                             order has been processed.
o    Your bank may charge a fee                                         o    Gartmore deducts a $20
     to wire funds.                                                          service fee from the sale
                                                                             proceeds for this service
                                                                        o    Your financial institution
                                                                             also charge a fee for
                                                                             receiving the wire.
                                                                        o    Funds sent outside the
                                                                             U.S. may be subject to
                                                                             higher fees.

Automated Clearing House is not an option for purchases or exchanges.   By Automated Clearing House
                                                                        (ACH). Your redemption proceeds
                                                                        can be sent to your bank via ACH
                                                                        on the second business day after
                                                                        your order has been processed (a
                                                                        voided check must be attached to
                                                                        your application). Money sent
                                                                        through ACH should reach your
                                                                        bank in two business days. There
                                                                        is no fee for this service. (The
                                                                        authorization will be in effect
                                                                        unless you give the Fund written
                                                                        notice of its termination.)

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.

BUYING SHARES

SHARE PRICE. The net asset value or "NAV" is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

     o    calculated at the close of regular trading (usually 4 p.m. Eastern
          Time) each day the New York Stock Exchange is open.
     o generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number outstanding shares of that class.

The purchase or "offering" price for Fund shares is the NAV (for a particular class) next determined after the order is received, plus any applicable sales charge.

In determining net asset value, the Fund's assets are valued primarily on the basis of market quotations. However, the Trust's Board of Trustees has adopted procedures for making "fair value" determinations if market quotations are not readily available or if the Fund(s)' administrator or agent believes a market price does not represent fair value. Fair value determinations are required for securities whose value is affected by a "significant" event that materially affects the value of a domestic or a foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund's NAV.

The Funds, to the extent that they hold foreign equity securities, will also value securities at fair value in the circumstances described below. Generally, trading in foreign securities markets are completed each day at various times prior to the time of a Fund's NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time of the Funds' NAV is calculated, the Funds will fair value their foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Funds' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When a Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

[Barbara Nugent's Note to Kate, Jim, and Peter: Beth Davin's "plan" on which funds had "short form" fair value disclosure (see pages 20 and 21 of current disclosure and which had "long form", I believe was that any funds that have foreign investments as a principal strategy get the long from (shown above). Jim, you can call Beth if you want to confirm or get more "background". This is my recollection.]

Call out box for this section

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.
o New Year's Day
o Martin Luther King, Jr. Day
o Presidents' Day
o Good Friday
o Memorial Day
o Independence Day
o Labor Day
o Thanksgiving Day
o Christmas Day
o Other days when the New York Stock Exchange is not open.

Call out or sidebar:

         MINIMUM INVESTMENTS - CLASS A, CLASS B AND CLASS C SHARES

         To open an account $2,000 (per Fund)
         To open an IRA account $1,000 (per Fund)

         Additional investments $100 (per Fund)

         To start an Automatic Asset
         Accumulation Plan $1,000

         Additional Investments
         (Automatic Asset Accumulation Plan) $50

         MINIMUM INVESTMENTS - INSTITUTIONAL SERVICE CLASS SHARES

         To open an account $50,000 (per Fund)
         Additional investments No Minimum

         MINIMUM INVESTMENTS - INSTITUTIONAL CLASS SHARES

         To open an account $1,000,000 (per Fund) Additional investments No Minimum

         Minimum investment requirements do not apply to certain retirement plans or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

ACCOUNTS WITH LOW BALANCES - CLASS A, CLASS B, CLASS C AND CLASS D SHARES Maintaining small accounts is costly for the Fund(s) and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the Fund(s)' minimum.

o If the value of your account (Class A, Class B or Class C shares only) falls below $2000 ($1000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are sold each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund(s) may waive the quarterly fee.

o The Fund(s) reserve the right to sell your remaining shares and close your account if a sale of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

IN-KIND PURCHASES. The Fund(s) may accept payment for shares in the form of securities that are permissible investments for the Funds.

EXCHANGING SHARES

You may exchange your Fund shares for shares of any Gartmore Fund that is currently accepting new investments as long as:

o    both accounts have the same owner,
o your first purchase in the new fund meets its minimum investment requirement,
o you purchase the same class of shares. For example, you may exchange between Class A shares of any Gartmore Funds, but may not exchange between Class A shares and Class B shares.

The exchange privileges may be amended or discontinued upon 60 days' written notice to shareholders.

Generally, there are no sales charges for exchanges of Class B, Class C, Class R, Institutional Class or Institutional Service Class shares. However,

o if you exchange from Class A shares of a Fund with a lower sales charge to a Fund with a higher sales charge, you may have to pay the difference in the two sales charges.
o if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original fund is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Gartmore Money Market Fund.)

EXCHANGES INTO GARTMORE MONEY MARKET FUND
You may exchange between Class A, Class B, Class C or Institutional Service Class shares and the Prime Shares of the Gartmore Money Market Fund. However, if a sales charge was never paid on your Prime Shares, applicable sales charges apply to exchanges into other fund(s). In addition, if you exchange shares subject to a contingent deferred sales charge, the length of time you own Prime Shares of the Gartmore Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Gartmore Money Market Fund are subject to any CDSC that applies to the original purchase.

SELLING SHARES

You can sell or, in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you sell your shares is the net asset value (minus any applicable sales charges) next determined after the Fund's authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you sell may be worth more or less than their original purchase price depending on the market value of the Fund's investments at the time of the sale.

You may not be able to sell your Fund shares or Gartmore Funds may delay paying your redemption proceeds if:

     o the New York Stock Exchange is closed (other than customary weekend and holiday closings),
     o    trading is restricted, or
     o an emergency exists (as determined by the Securities and Exchange Commission).

Generally, the Fund will pay you for the shares that you sell within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 15 business days from the purchase date to allow time for your payment to clear. The Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

     o    is engaged in excessive trading or
     o if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

Under extraordinary circumstances, a Fund may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Gartmore Funds' ability to make a redemption-in-kind, see the Statement of Additional Information.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund's investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the Fund's current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

CALLOUT BOX

MEDALLION SIGNATURE GUARANTEE

A medallion signature guarantee is required for sales of Class A, Class B, Class C and Class D shares in any of the following instances:
o    your account address has changed within the last 15 business days,
o the redemption check is made payable to anyone other than the registered shareholder,
o the proceeds are sent to a bank account not previously designated or changed within the past 10 business days,
o the proceeds are mailed to any address other than the address of record, or
o the redemption proceeds are being wired to a bank for which instructions are currently not on your account.
A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer's signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

MAKE THIS A SEPARATE CALL-OUT SECTION

EXCESSIVE TRADING
PLEASE CONFIRM THAT ALL SUGGESTED REVISIONS ARE ACCURATE BEFORE INCORPORATING THEM TO THE FINAL PROSPECTUS.] [From Barbara: Kate, I note that you deleted "is discouraged." As Wilmer (per Beth) signed off on this disclosure for 2003 prospectus based on their representation of Gartmore in market timing matters, I would suggest you check with Eric Miller before making any substantial revisions in the event he wants Wilmer's input/signoff.]

The Funds seek to deter short-term or excessive trading (often described as "market timing"). Excessive trading (either frequent exchanges between Gartmore Funds or sales and repurchases of Gartmore Funds within a short time period) may:

     o    disrupt portfolio management strategies,
     o    increase brokerage and other transaction costs, and
     o    negatively affect fund performance.

Funds that hold significant investments in small-cap securities and other types of investments that may not be frequently traded may be subject to "arbitrage market timing." There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices. [Insert any other market timing risks that are specific to any of the Funds.]

The Funds' Board of Trustees has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive short-term trading in the Funds:

Monitoring of Trading Activity

The Funds, through the investment adviser and/or subadviser and their agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, as the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's account.

Restrictions on Transactions

THE FUNDS HAVE BROAD AUTHORITY TO TAKE DISCRETIONARY ACTION AGAINST MARKET TIMERS AND AGAINST PARTICULAR TRADES. THEY ALSO HAVE SOLE DISCRETION TO:

     o RESTRICT PURCHASES OR EXCHANGES THAT THEY OR THEIR AGENTS BELIEVE CONSTITUTE EXCESSIVE TRADING.
     o REJECT TRANSACTIONS THAT VIOLATE A FUND'S EXCESSIVE TRADING POLICIES OR ITS EXCHANGE LIMITS
     o THE FUNDS HAVE ALSO IMPLEMENTED REDEMPTION AND EXCHANGE FEES TO DISCOURAGE EXCESSIVE TRADING AND TO HELP OFFSET THE EXPENSE OF SUCH TRADING.

In general:

o Exchanges may be limited to 12 exchanges out of a particular Fund within a rolling one-year period or an exchange equaling 1% or more of a Fund's NAV may be rejected and
o Redemption and exchange fees are imposed on certain Gartmore Funds. For these Gartmore Funds, the Gartmore Fund will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

Fair Valuation

The Funds have fair value pricing procedures in place. See Section 5, Investing with Gartmore, Buying Shares, Share Pricing. By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which the Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

Despite its best efforts, Gartmore Funds may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, Gartmore Funds may not be able to prevent all market timing and its potential negative impact.

EXCHANGE AND REDEMPTION FEES
In order to discourage excessive trading, the Gartmore Funds impose redemption and exchange fees on certain funds if you sell or exchange your shares within a designated holding period. The exchange fee is paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether an exchange fee applies, shares that were held the longest are redeemed first. If you exchange assets into a Fund with a redemption/exchange fee, a new period begins at the time of the exchange.

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these Funds into another Gartmore Fund if you have held the shares of the fund with the exchange for less than the minimum holding period listed below:

                                                                      MINIMUM
                                                                      HOLDING
                                                       EXCHANGE/       PERIOD
                    FUND                             REDEMPTION FEE    (DAYS)
--------------------------------------------------   --------------   --------
Gartmore China Opportunities Fund                              2.00%        90
Gartmore Emerging Markets Fund                                 2.00%        90
Gartmore Global Financial Services Fund                        2.00%        90
Gartmore Global Health Sciences Fund                           2.00%        90
Gartmore Global Natural Resources Fund                         2.00%        90
Gartmore Global Technology and Communications Fund             2.00%        90
Gartmore Global Utilities Fund                                 2.00%        90
Gartmore International Growth Fund                             2.00%        90
Gartmore Micro Cap Equity Fund                                 2.00%        90
Gartmore Mid Cap Growth Fund                                   2.00%        90
Gartmore Mid Cap Growth Leaders Fund                           2.00%        90
Gartmore Small Cap Fund                                        2.00%        90
Gartmore Small Cap Growth Fund                                 2.00%        90
Gartmore U.S. Growth Leaders Long-Short Fund                   2.00%        90
Gartmore Value Opportunities Fund                              2.00%        90
Gartmore Worldwide Leaders Fund                                2.00%        90
Gartmore Focus Fund                                            2.00%        30
Gartmore Growth Fund                                           2.00%        30
Gartmore Large Cap Value Fund                                  2.00%        30
Gartmore Nationwide Fund                                       2.00%        30
Gartmore Nationwide Leaders Fund                               2.00%        30
Gartmore U.S. Growth Leaders Fund                              2.00%        30
Gartmore High Yield Bond Fund                                  2.00%         5
Gartmore Bond Fund                                             2.00%         5
Gartmore Tax-Free Fund                                         2.00%         5
Gartmore Government Bond Fund                                  2.00%         5
Gartmore S&P 500 Index Fund                                    2.00%         5
Gartmore International Index Fund                              2.00%         5
Gartmore Mid Cap Market Index Fund                             2.00%         5
Gartmore Small Cap Index Fund                                  2.00%         5
Gartmore Bond Index Fund                                       2.00%         5
Gartmore Convertible Fund                                      2.00%         5

Redemption and exchange fees do not apply to:

     o    Shares sold or exchanged under regularly scheduled withdrawal plans.
     o    Shares purchased through reinvested dividends or capital gains.
     o Shares sold (or exchanged into the Gartmore Money Market Fund) following the death or disability of a shareholder. The disability, determination of disability, and subsequent sale must have occurred during the period the fee applied.

     o Shares sold in connection with mandatory withdrawals from traditional IRAs after age 70-1/2 and other required distributions from retirement accounts.
     o Shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction.
     o Shares sold or exchanged by any "Fund of Funds" that is affiliated with a Fund.

With respect to shares sold or exchanged following the death or disability of a shareholder, mandatory retirement plan distributions or sale within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception.

Only certain intermediaries have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

     o    broker wrap fee and other fee-based programs;
     o omnibus accounts where this is no capability to impose an exchange fee on underlying customers' accounts; and
     o intermediaries that do not or cannot report sufficient information to impose an exchange fee on their customer accounts.

To the extent that exchange and redemption fees cannot be collected on particular transactions and excessive trading occurs, the remaining Fund shareholders bear the expense of such frequent trading.

CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:
     o    Name;
     o    Date of birth (for individuals);
     o Residential or business street address (although post office boxes are still permitted for mailing); and
     o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SECTION 6 DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you can earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distributions varies and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice about your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS AND CAPITAL GAINS
The Fund(s) intend to distribute income dividends to you quarterly in an equity fund or monthly in a daily dividend (fixed income) fund. All income and capital gains distributions (which are paid annually) are automatically reinvested in shares of the applicable Fund. You may request a payment in cash in writing if the distribution is in excess of $5.

Dividends and capital gain distributions you receive from the Funds may be subject to Federal income tax, state taxes or local taxes:

o Any taxable dividends, as well as distributions of short-term capital gains, are federally taxable at applicable ordinary income tax rates.
o Distributions of net long-term capital gains are taxable to you as long-term capital gains.
o For individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gain tax rates, provided that certain holding period requirements are met.
o For corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction.
o Distributions declared in December but paid in January are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

Distributions from the Fund (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax.)

If you invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as "buying a dividend."

SELLING AND EXCHANGING FUND SHARES
Selling your Fund shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Gartmore Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

OTHER TAX JURISDICTIONS
Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

TAX STATUS FOR RETIREMENT PLANS AND OTHER TAX-DEFERRED ACCOUNTS
When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these entities are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

BACKUP WITHHOLDING
You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

SECTION 7 FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the life of each Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the years ended October 31, 2002, 2003 and 2004 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Trust's annual reports, which are available upon request. All other information has been audited by other auditors.

GLOSSARY

Below are definitions of some important terms mentioned in this prospectus. [Limit listed terms to those mentioned in the prospectus.]

BASIS POINT
A basis point is the smallest unit of measure used in quoting yields on bills, notes and bonds. One hundred basis points equal 1.00%, so one basis point equals one one-hundredth of a percent, or 0.01%. A bond yield that increases from 6.50% to 7.25%, for example, is up 75 basis points.

BOND
A bond is one way for investors to earn a specified interest rate during the period of time that they loan money to an entity (a company or a government agency). At the end of the period (when the bond matures), investors receive their principal back, unless the entity defaults, which may result in a loss of principal as well as some interest payments.

CONVERTIBLE SECURITIES
Convertible securities are those issued by corporations (usually preferred stocks or bonds) that may be exchanged at the option of the shareholder for a fixed number of other securities (usually a corporation's common stock) at a set price or according to a certain formula.

EARNINGS MOMENTUM
Earnings momentum is an increase in the earnings per share growth rate from one reporting period to the next

FUNDAMENTALS
When analysts and portfolio managers are making their decisions about which stocks to recommend for or include in a portfolio, they examine the fundamentals of the company that issues the stock as well as those of its market sector. Company fundamentals include management experience and competence, revenue forecasts, distribution channels, price-to-earnings (P/E) ratio, earnings per share, volume, dividends, price fluctuations, the influence of suppliers and buyers, and pressure from rival competitors. Sector fundamentals include activities such as mergers and acquisitions that might strengthen the companies within the sector, and cyclical effects that stem from the state of the overall economy in which the sector functions.

INDEX
An index is an unmanaged group of securities whose overall performance is used as a standard for measuring the investment performance of stocks, bonds and/or a particular market. Many types of indexes exist; some represent entire markets, such as the U.S. stock market or bond market, and others cover market segments, such as small-capitalization stocks.

JUNK BONDS
Bonds that are assigned ratings below the top four rating categories by a nationally recognized rating agency such as Standard & Poor's Corp. or Moody's Investors Service are considered below-investment-grade instruments. They are commonly referred to as junk bonds. A more marketable name for these investments is high-yield bonds. They generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default (failure to repay the interest on or principal amount of the bond.)

MARKET CAPITALIZATION
Market capitalization is a way to measure the size of a company, based on the price of its common stock. A company's size is determined by multiplying the number of outstanding shares of the company's common stock by the current share price.

MARKET-WEIGHTED INDEX
A market-weighted index is one in which the weight given to each security is based on its market capitalization. In a market-weighted index, changes in the share price of a large company's common stock have a greater effect on an index than changes in the share price of a smaller company's common stock.

MEDALLION SIGNATURE GUARANTEE
Investors who want to transfer or sell securities that they hold in physical certificate form are likely to need their signatures guaranteed before a transfer agent will accept the transactions. A Medallion signature guarantee, which includes a seal applied to the security certificates being processed, is available through a financial institution (bank, credit union, broker-dealer, etc.) that participates in one of several Medallion signature guarantee programs. The guarantee serves as written confirmation that the signature is genuine and valid; should it turn out to be a forgery, the financial institution accepts financial responsibility. The goal of the signature guarantee is to protect investors by preventing the unauthorized transfer of securities. Investors who want to avoid having to get their signatures guaranteed may choose to have their securities held in the name of their brokerage firm (also called "street name") instead of their own names.

PRICE MOMENTUM
Price momentum is the movement of a stock price over the past year as compared to a market index. A value below 1.0 means the stock shows relative weakness in price movement (underperformed the market); a value above 1.0 means the stock shows relative strength over the one-year period. The equation for these values is [Current stock price/year-ago stock price] divided by [current market index return/year-ago market index return]

RUSSELL 1000 INDEX

Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. As of [January 31, 2004], the market capitalizations of the companies in the Russell 1000 Index ranged primarily between $597 million and $338 billion. Due to market fluctuations and the index's annual reconstitution, the market capitalization of the companies within the Russell 1000 Index, at any given time, may be higher or lower.

RUSSELL MIDCAP INDEX.

The Russell Midcap Index, published by the Frank Russell Company, includes 800 companies with market capitalizations that are mid-sized compared to other U.S. companies. As of January 31, 2005, the market capitalizations of companies in the Russell Midcap

Index ranged from $x million to $x billion. Due to market fluctuations and the annual reconstitution of the index, the market capitalization of the companies in the Russell Midcap Index may be higher or lower at any given time.

RULE 12b-1 FEE
A fee paid from Fund assets to cover the cost of sales, promotions, and other Fund distribution activities, as well as certain shareholder servicing costs.

SECURITIES
Securities are financial instruments that represent ownership (stocks), a debt agreement (bonds) or the rights to ownership (derivatives).

SHORT SALE
A short sale involves the sale of a security that a Fund does not own with the intent to buy the same security later at a lower price. The Fund borrows the security, delivers it to the buyer and is obligated to return the security to the lender at a later date. Investors who participate in short selling can profit if the cost of buying the borrowed security is lower than the price at the time of the initial sale.

STOCK
A stock is a type of security that signifies ownership in a corporation and represents a claim on part of the corporation's assets and earnings. An investor who owns stock in a corporation or owns one or more units in a mutual fund is called a shareholder.

The two main types of stock are common and preferred. Owners of common stock usually have the right to vote at shareholder meetings and can receive dividends that the corporation has declared. Owners of preferred stock generally do not have voting rights, but they have a higher claim on assets and earnings than do owners of common shares. For example, owners of preferred stock receive dividends before owners of common stock and have priority in the event that a corporation goes bankrupt and is liquidated.

TOTAL RETURN

Generally, total return means a combination of income and capital appreciation. In other words, the Fund looks for stocks and other securities that may pay dividends and other income, instead of relying solely on the security's prospects for increasing in value. Because, in most cases, a stock is more certain to pay its scheduled dividends than increase in value, a total return approach can help a fund achieve more stable, dependable returns.

BACK COVER

INFORMATION FROM GARTMORE FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents -- which may be obtained free of charge -- contain additional information about the Fund:

     o Statement of Additional Information (incorporated by reference into this Prospectus)
     o Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year)
     o    Semi-Annual Reports

To obtain a any of the above documents free of charge, to request other information about a Fund, or to make other shareholder inquiries, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 1-800-848-0920, or write to us at the address listed below, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

FOR ADDITIONAL INFORMATION CONTACT:

BY REGULAR MAIL:
Gartmore Funds
P.O. Box 182205
Columbus, Ohio 43218-2205
(614) 428-3278 (fax)

BY OVERNIGHT MAIL:
Gartmore Funds
3435 Stelzer Road
Columbus, Ohio 43219

FOR 24-HOUR ACCESS:
1-800-848-0920 (toll free) Customer Service Representatives are available
8 a.m. - 9 p.m. Eastern Time, Monday through Friday. Call after 7 p.m. Eastern Time for closing share prices. Also, visit the Gartmore Funds' website at www.gartmorefunds.com.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can obtain copies of Fund documents from the SEC
o    on the SEC's EDGAR database via the Internet at www.sec.gov,
o by electronic request publicinfo@sec.gov, in person at the SEC's Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.), or
o by mail by sending your request to Securities and Exchange Commission Public Reference Section Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)

THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-08495

(C)2005 Gartmore Global Investments, Inc. All rights reserved.

GG-0000 2/05

GARTMORE FUNDS

INDEX Series

Gartmore Bond Index Fund
Gartmore International Index Fund
Gartmore Mid Cap Market Index Fund
Gartmore S&P 500 Index Fund
Gartmore Small Cap Index Fund

www.gartmorefunds.com

PROSPECTUS
February 28, 2005

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

TABLE OF CONTENTS

SECTION 1 OVERVIEW OF FUND RISKS

SECTION 2 FUND SUMMARIES AND PERFORMANCE
Gartmore Bond Index Fund...............................................
Gartmore International Index Fund......................................
Gartmore Mid Cap Market Index Fund.....................................
Gartmore S&P 500 Index Fund............................................
Gartmore Small Cap Index Fund..........................................

SECTION 3 FUND DETAILS
Principal Investments..................................................
Other Investments [?]..................................................

SECTION 4 FUND MANAGEMENT
Management, Subadvisory, and Performance Based Fees....................
Portfolio Management

SECTION 5 INVESTING WITH GARTMORE
Choosing a Share Class.................................................
Sales Charges, Distribution Plans and Service Fees.....................
Contacting Gartmore Funds..............................................
Buying Shares..........................................................
Exchanging Shares......................................................
Selling Shares.........................................................
Excessive Trading......................................................
Exchange and Redemption Fees...........................................

SECTION 6 DISTRIBUTIONS AND TAXES
Distributions and Capital Gains........................................
Selling and Exchanging Fund Shares.....................................
Other Tax Jurisdictions................................................
Tax Status for Retirement Plans and
Other Tax-Deferred Accounts............................................
Backup Withholding.....................................................

SECTION 7 FINANCIAL HIGHLIGHTS.........................................

GLOSSARY...............................................................

INTRODUCTION TO THE INDEX SERIES
This prospectus provides information about five funds offered by Gartmore Mutual Funds (the "Trust"):

Gartmore S&P 500 Index Fund
Gartmore Mid Cap Market Index Fund
Gartmore Small Cap Index Fund
Gartmore International Index Fund
Gartmore Bond Index Fund

o Each Fund seeks to match the performance of a specific market index. [?][Not really sure what "track" means.]

To decide if one or more of these Funds is appropriate for your investment program, you should consider your personal investment objectives and financial circumstances, the length of time until you need your money, and the amount of risk you are comfortable taking.

RISKS ASSOCIATED WITH INDEX FUNDS [THIS SHOULD GO UNDER SECTION 1.]
Each Fund's investments may not fully replicate their respective target index and may perform differently from the securities in the index. To minimize this possibility, the Funds will attempt to be fully invested at all times and generally will not hold a significant portion of its assets in cash.

Since the Funds will generally not attempt to hedge against market declines, the value of the Funds' shares may fall more than those of other mutual funds in the event of a general market decline.

Unlike an index fund, an index has no operating or other expenses. As a result, even though the Fund will attempt to track the target index as closely as possible, it will tend to underperform its target index to some degree over time.

As with any mutual fund, there can be no guarantee that these Funds will meet their investment objectives or that a Fund's performance will be positive for any period of time.

Each Fund's investment objective may be changed without shareholder approval.

RISK FACTORS FOR MUTUAL FUNDS
Please note that an investment in any mutual fund is:

o   not guaranteed to meet its investment goal;
o   not a deposit;
o not insured, endorsed or guaranteed by the FDIC or any government agency or financial institution; and
o subject to investment risk, including the possible loss of your original investment.

The Fund Summaries and Performance section summarizes key information about the Funds, including their investment objectives, principal strategies and risks, performance and fees. More information about each Fund can be found in
Section 3, Fund Details.

Throughout this prospectus, "Fund" refers to any of the five Index Series Funds and "Funds" refers to all five. The words "you" and "your" refer to potential investors and current shareholders of one or more of the Funds. Gartmore refers to the Fund's investment adviser Gartmore Mutual Fund Capital Trust.

ABOUT SHARE CLASSES
Each Fund offers five different share classes - Class A, Class B, Class C, Class R and Institutional Class shares. Gartmore S&P 500 Index Fund also offers Local Fund, Service Class and Institutional Service Class shares. An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges, and expenses for each share class are different. Multiple share classes allow you to choose the cost structure you prefer. For help in determining which share class is suitable for you, see
Section 5, Investing with Gartmore: Choosing a Share Class.

ABOUT THE FUNDS GENERALLY
The Funds in the Index Series each employ a "passive management" or "indexing" investment approach, seeking to invest in a portfolio of securities substantially the same as the securities tracked in a benchmark index. Each Fund's performance is expected to approximately match the performance of its applicable index prior to the deduction of Fund expenses. Each Fund may change its target index without shareholder approval if Gartmore believes that a different index better represents the performance of the applicable market segment.

The Funds each employ a "multi-manager" structure, which means that Gartmore may hire, replace or terminate one or more unaffiliated subadvisers, without shareholder approval. The adviser believes this structure provides it with increased flexibility to manage the Funds and to operate them more efficiently. See Section 4, Fund Management: Multi-Manager Structure.

SECTION 1 OVERVIEW OF FUND RISKS
All mutual funds are subject to the risk of loss. Gartmore has built sound risk-management processes designed to increase the probability of delivering enhanced risk-adjusted returns over the long term. Across its diverse family of investment offerings, Gartmore strives to combine fundamental security selection with the application of technology to help control risk and enhance returns. [DOES THIS BELONG IN AN INDEX FUND PROSPECTUS?]

Following are specific risks that could affect the Funds' performance.

RISKS APPLICABLE TO ALL FUNDS

DERIVATIVES RISK is the risk that the use of derivative securities could disproportionately increase losses and/or reduce opportunities for gains when security prices, currency rates or interest rates change in unexpected ways.

The Funds may invest in derivatives, primarily futures and options.

Derivatives investing involves several different risks, including the risks that:
o the other party in the derivatives contract may fail to fulfill its obligations;
o the use of derivatives may reduce liquidity and make a Fund harder to value, especially in declining markets;
o a Fund may suffer disproportionately heavy losses relative to the amount of assets it has invested in derivative contracts; and
o changes in the value of the derivative contracts or other hedging instruments may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

SECURITIES LENDING RISK occurs when the lent securities may not be available for sale on a timely basis. The Fund may, therefore, lose the opportunity to sell them at a desirable price. The Fund also may lose its claims on the collateral deposited by the borrower if the borrower fails financially.

BORROWING RISK is the risk that borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund's portfolio. Borrowing will cost a Fund interest expense and other fees. The cost of borrowing may reduce a Fund's return.

RISKS APPLICABLE TO ALL FUNDS EXCEPT GARTMORE BOND INDEX FUND

STOCK MARKET RISK refers to the possibility that a Fund could lose value if the individual stocks it has invested in and/or the overall stock markets on which the stocks trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by many factors, including:

o   corporate earnings,
o   production,
o   management,
o   sales, and
o market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world political events, and the fluctuation of other stock markets around the world.

ADDITIONAL RISKS APPLICABLE TO GARTMORE BOND INDEX FUND

CREDIT RISK is the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when these payments or repayments are due. In addition, if an issuer's financial condition changes, the ratings on the issuer's debt securities may be lowered, which could negatively affect the prices of the securities the Fund owns. This risk is particularly high for junk bonds and lower-rated convertible securities.

DOLLAR ROLLS RISK is the risk that the market value of securities the Fund is committed to buy may decline below the price of the securities it has sold. These transactions involve leverage. The Fund will engage in dollar rolls to enhance return and not for the purpose of borrowing.

EVENT RISK is the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value or credit quality of the corporation's stocks or bonds due to factors including an unfavorable market response or a resulting increase in the company's debt. Added debt may significantly reduce the credit quality and market value of a company's bonds.

EXTENSION RISK is the risk that anticipated payments on principal may not occur, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of the Fund.

FOREIGN GOVERNMENT DEBT SECURITIES RISK involves the risk that a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put economic reforms required by the International Monetary Fund into place. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

INFLATION RISK is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. The income produced by these securities is worth less when prices for goods and services rise. To compensate for this loss of purchasing power, the securities trade at lower prices. Inflation also reduces the purchasing power of any income you receive from the Fund.

PREPAYMENT RISK is the risk that as interest rates decline debt issuers may repay or refinance their loans or obligations earlier than anticipated. The issuers of mortgage-and asset-backed securities may, therefore, repay principal in advance. This forces the Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Fund's income.

In addition, changes in prepayment levels can increase the volatility of prices and yields on mortgage- and asset-backed securities. If the Fund pays a premium (a price higher than the principal amount of the bond) for a mortgage or asset-backed security and that security is prepaid, the Fund may not recover the premium, resulting in a capital loss.

ADDITIONAL RISKS APPLICABLE TO GARTMORE BOND INDEX FUND AND GARTMORE INTERNATIONAL INDEX FUND

FOREIGN RISK is the risk that foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve the following risks in addition to those of U.S. investments:

    o   political and economic instability,
    o   the impact of currency exchange rate fluctuations,
    o   reduced information about issuers,
    o   higher transaction costs,
    o   less stringent regulatory and accounting standards, and
    o   delayed settlement.

Additional risks include that a foreign jurisdiction might impose or increase withholding taxes on income payable on foreign securities; possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market;) and the possible adoption of foreign governmental restrictions such as exchange controls.

The Gartmore Bond Index Fund may invest in foreign securities to the extent that
foreign securities are present in the Aggregate Bond Index. As of [   ], the
Aggregate Bond Index included a portion of foreign securities. The Fund will invest only in U.S. dollar-denominated foreign securities.

ADDITIONAL RISKS APPLICABLE TO GARTMORE MID CAP MARKET INDEX FUND AND GARTMORE SMALL CAP INDEX FUND

MID-CAP AND SMALL CAP RISK. Investments in mid-sized and smaller, newer companies may involve greater risk than investments in larger, more established companies because their stocks are usually less stable in price and less liquid. To the extent a Fund invests in stocks of small and mid-sized companies, it may be subject to increased risk.

SECTION 2 FUND SUMMARIES AND PERFORMANCE

FUND SUMMARIES--GARTMORE BOND INDEX FUND

OBJECTIVE
The Fund seeks to match the performance of the Lehman Brothers U.S. Aggregate Bond Index (the "Aggregate Bond Index") as closely as possible before the deduction of Fund expenses.

PRINCIPAL STRATEGIES
Under normal conditions, the Fund invests at least 80% of its net assets in bonds included in or correlated with the Aggregate Bond Index and in derivative instruments linked to that index.

The Aggregate Bond Index is composed of various U.S. dollar-denominated investment grade bonds including those issued or guaranteed by:

    o   the U.S. Government, including Treasury bills, notes, and bonds;
    o   U.S. government agencies, including:
        o The Federal Housing Administration, the Farmers Home Administration, the Government National Mortgage Association
            (GNMA), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States government;
        o   The Federal Home Loan Banks;
        o   The Federal National Mortgage Association (FNMA);
        o The Student Loan Marketing Association and Federal Home Loan Mortgage Corporation (FHLMC); and
        o   The Federal Farm Credit Banks.
    o   foreign governments and their agencies; and
    o   U.S. or foreign companies.

The Fund invests in a statistically selected sampling of bonds that are included in or correlated with the Aggregate Bond Index, and in derivative instruments linked to the index or securities within the index. The Fund does not necessarily invest in all of the bonds in the index, or in the same weightings. The Fund may invest in bonds not included in the index, which are selected to reflect characteristics such as maturity, duration, or credit quality similar to the index. As a result, the Fund may have different levels of interest rate, credit or prepayment risks from the levels of risks in the index. The Fund may also engage in securities lending.

In order to pursue its index strategy, the Fund may engage in frequent portfolio transactions, which may result in potential negative effects such as higher transaction costs and additional tax consequences.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate and depends in part on the portfolio managers' ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund.

Although the Fund's managers strive to reduce the risk of loss by holding a number of different securities and by carefully selecting the companies for investment, this risk cannot be entirely eliminated. There is the risk that you will lose money.

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following headings: [Suggest listing the risks in descending order by degree of risk.]

o   Credit risk
o   Derivatives risk
o   Dollar rolls risk
o   Event risk
o   Foreign risk
o   Foreign government debt securities risk
o   Inflation risk
o   Lower-rated securities risk
o   Medium-grade obligations risk
o   Prepayment risk
o   Securities lending risk

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information.

PERFORMANCE
The chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. [Barbara, do you think this first sentence is insufficient for the requirement that the chart provides an indication of the risk of investing?] The bar chart shows how the Fund's results, specifically its annual total returns, have varied. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund's average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund's past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

ANNUAL RETURNS-CLASS A SHARES* (YEARS ENDED DECEMBER 31)

BAR CHART HERE

Best Quarter:.        5.31%   4th qtr of 2000
Worst Quarter:       -1.02%   2nd qtr of 1999

* The Fund commenced operations on December 29, 1999 and invested all of its assets in the Master Aggregate Bond Index Series (Series), which was also managed by the Fund's subadviser, until October 15, 2001. The returns shown above for 1998 and through December 28, 1999 include the performance of the Series. The returns for the period prior to commencement of operations are not adjusted for the Fund's higher expenses and, therefore, the Fund's actual returns would have been lower. From December 29, 1999 through December 31, 2003, the returns reflect the Fund's actual Class A expenses. However, on October 15, 2001, the Fund's assets were redeemed from the Series and since that time have been managed directly by the Fund. The returns shown do not include sales charges or reflect the effect of taxes. If sales charges were included, the annual returns would be lower.

AVERAGE ANNUAL RETURNS(1)                                                      SINCE INCEPTION
AS OF DECEMBER 31, 2004                                  1 YEAR   5 YEARS   (December 29, 1999)
------------------------------------------------------   ------   -------   -------------------
Class A Shares - Before Taxes(2)
Class A shares - After Taxes on Distributions(2)
Class A shares - After Taxes on Distributions and Sale
of Shares(2)
Class B Shares - Before Taxes(3)
Class C Shares - Before Taxes(4),(5)
Class R Shares - Before Taxes(6)
Institutional Class Shares - Before Taxes(2)
Lehman Brothers U.S. Aggregate Bond Index(7)

1 These returns reflect performance after sales charges, if any, and expenses are deducted.
2 These returns until the creation of Class A and Institutional shares (12/29/99) include the performance of the Series, which began operations on April 3, 1997. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A and Institutional Class shares would have produced because these classes of the Fund's shares invested in the same portfolio of securities as the Series. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees applicable to such classes; if these fees were reflected, the performance for Class A and Institutional Class shares would have been lower.
3 The performance for "Class A shares-After Taxes on Distributions and Sale of Shares" is better than the performance for the same class before taxes because the calculations were made assuming that the taxes that would have been paid on distributions and other income of the shareholder could be offset by the losses generated if the shares had been sold.
4 These returns until the creation of Class B shares (10/12/01) include performance based on the Series for the period through December 28, 1999 and the Fund's Class A shares for the period from December 29, 1999 to October 11, 2001. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class B shares would have produced because Class B shares invest in the same portfolio of securities as Class A shares. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class B shares would have been lower.
5 A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the front-end sales charges.
6 These returns are based on the performance of the Series for the period through December 28, 1999, the Class A shares from December 29, 1999 until October 11, 2001 and the Class B shares from October 12, 2001 to December 31, 2003. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class C and Class R shares would have produced because all classes invest in the same portfolio of securities. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and administrative services fees) applicable to such classes. If these other fees were reflected, the performance for Class R would have been lower.
7 The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged market value-weighted index comprised of investment-grade fixed-rate debt issues (including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more) that is generally representative of the bond market as a whole. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual return of this Index would be lower.

FEES AND EXPENSES
This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

                                          Class              Class              Class              Class
SHAREHOLDER FEES(1) (paid directly          A                  B                  C                  R            Institutional
from your investment)                     Shares             Shares             Shares             Shares          Class Shares
----------------------------------    -------------      -------------      -------------      -------------      -------------
Maximum Sales Charge (Load)
imposed upon purchases (as a
percentage of offering price                   5.75%(2)           None               None               None               None

Maximum Deferred Sales Charge
(Load) imposed upon redemptions
(as a percentage of offering or
sale price, whichever is less)                 None               5.00%(3)           1.00%(4)           None               None

Redemption/Exchange Fee (as
percentage of amount redeemed or
exchanged)(6)                                  2.00%              2.00%              2.00%              2.00%              2.00%

                                               Applies only to exchanges and redemptions within 5 days after purchase.
Annual Fund Operating Expenses
deducted from Fund assets)

                                      0.22% [Please
Management Fees (fees paid to         confirm all
have the Fund's investments              numbers
professionally managed.)                inserted.]                0.22%              0.22%              0.22%              0.22%

Distribution and/or Service (12b-1)
Fees (fees paid from Fund assets
to cover the cost of sales,
promotions and other distribution
activities, as well as certain
shareholder servicing costs)                   0.25%              1.00%              1.00%             [   ]%(5)           None

Other Expenses

TOTAL ANNUAL FUND OPERATING
EXPENSES

Amount of Fee Waiver/Expense
Reimbursement                                 [   ]%             [   ]%             [   ]%             [   ]%             [   ]%

TOTAL ANNUAL FUND OPERATING
EXPENSES (AFTER WAIVERS/
REIMBURSEMENTS)(6)                            [   ]%             [   ]%             [   ]%             [   ]%             [   ]%

(1) If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.
(2) The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 5, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A Sales Charges.
(3) A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 5, Investing with Gartmore: Choosing a Share Class--Class B Shares.
(4) A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 5, Investing with Gartmore: Choosing a Share Class--Class C Shares.
(5) "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets. [Include this footnote only if fees for Class R shares are still estimated.]
(6) The Trust and Gartmore Mutual Fund Capital Trust (the "Adviser") have entered into a written contract limiting operating expenses to 0.32% for all share classes at least through February 28, 2006. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Any reimbursements to the Adviser must be within three years of the end of the fiscal year in which the Adviser made or waived the payment for which it is being reimbursed. If the maximum amount of 12b-1 fees and administrative service fees were charged, the "Total Annual Fund
     Operating Expenses (After Waivers/Reimbursements)" could increase to [   ]%
     for Class A shares, [   ]% for Class R shares and [   ]% for Institutional
     Service Class shares before the Adviser would be required to further limit the Fund's expenses.

EXAMPLE
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
                               --------   ---------   ---------   ---------
Class A shares ..............  $ [    ]   $ [     ]   $ [     ]   $ [     ]

Class B shares ..............  $ [    ]   $ [     ]   $ [     ]   $ [     ]

Class C shares ..............  $ [    ]   $ [     ]   $ [     ]   $ [     ]

Class R shares ..............  $ [    ]   $ [     ]   $ [     ]   $ [     ]

Institutional Class shares ..  $ [    ]   $ [     ]   $ [     ]   $ [     ]

You would pay the following expenses on the same investment if you did not sell your shares*:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
                               --------   ---------   ---------   ---------
Class B shares ..............  $ [    ]   $ [     ]   $ [     ]   $ [     ]

Class C shares ..............  $ [    ]   $ [     ]   $ [     ]   $ [     ]

* Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. [Please confirm.]

FUND SUMMARIES--GARTMORE INTERNATIONAL INDEX FUND

OBJECTIVE
The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Capitalization Weighted Index (the "MSCI EAFE Index") as closely as possible before the deduction of Fund expenses.

PRINCIPAL STRATEGIES
Under normal conditions, the Fund invests at least 80% of its net assets in the equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to that index.

The MSCI EAFE Index includes equity securities of large capitalization companies from various industrial sectors whose primary trading markets are located outside the U.S. The weighting of the index is based on the market capitalization of each country within it.

The Fund invests in a statistically selected sample of equity securities included in the MSCI EAFE Index and in derivative instruments linked to the index, primarily exchange traded futures contracts. The Fund may invest in forward foreign exchange contracts. The Fund does not necessarily invest in all of the countries or companies in the MSCI EAFE Index or in the same weightings; however, the Fund's market capitalizations, industry weightings and other fundamental characteristics are expected to be similar to the MSCI EAFE Index as a whole. The Fund may also engage in securities lending.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate and depends in part on the portfolio manager's ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund. There is the risk that you will lose money. Although the Fund's portfolio manager strives to reduce the risk of loss by carefully selecting the companies in which the Fund invests, this risk cannot be entirely eliminated. The likelihood of a loss generally declines the longer you hold your investment. This Fund may be subject to greater risk than funds that hold more diversified portfolios of securities. [Isn't this a diversified fund? If so, is this last sentence necessary? Does this belong in an index fund prospectus?]

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following headings: [Suggest listing the risks in descending order by degree of risk.]

o   Derivatives risk
o   Foreign risk
o   Securities lending risk
o   Stock market risk

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information.

PERFORMANCE
The chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's results, specifically its annual total returns, have varied. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund's average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund's past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and probably may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

ANNUAL RETURNS-CLASS A SHARES* (YEARS ENDED DECEMBER 31)

BAR CHART HERE

Best Quarter:           18.94%   2nd qtr of 2003
Worst Quarter:         -21.10%   3rd qtr of 2002

* These annual returns do not include sales charges or reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

AVERAGE ANNUAL RETURNS(1)                                                SINCE INCEPTION
AS OF DECEMBER 31, 2004                            1 YEAR   5 YEARS   (December 29, 1999)
------------------------------------------------   ------   -------   -------------------
Class A Shares - Before Taxes(2)
Class A Shares - After Taxes on Distributions(2)
Class A Shares - After Taxes on Distributions
and Sale of Shares(2)
Class B Shares - Before Taxes(3)
Class C Shares - Before Taxes(3),(4)
Class R Shares - Before Taxes(3)
Institutinal Class Shares - Before Taxes
MSCI EAFE Index(5)

1 These returns reflect performance after sales charges, if any, and expenses are deducted.
2 The performance for "Class A Shares - After Taxes on Distributions and Sale of Shares" is better than the performance for the same class before taxes because the calculations were made assuming that the taxes that would have been paid on distributions and other income of the shareholder could be offset by the losses generated if the shares had been sold.
3 These returns through December 31, 2004 include the performance of the Fund's Class B shares, which began operations on December 29, 1999 prior to the creation of the Class C and Class R shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class C and Class R shares would have produced because Class C and Class R shares invest in the same portfolio of securities as Class B shares. The performance for Class C and Class R shares has been restated for sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes.
4 A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the front-end sales charges.
5 The MSCI EAFE Index is an unmanaged free float-adjusted, market capitalization-weighted index that that is designed to measure in stocks of developed markets outside of the United States and Canada. These returns do not include the effect of any sales charges. If sales charges and expenses were deducted, the actual return of this Index would be lower.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select.

                                             Class          Class           Class         Class
SHAREHOLDER FEES(1) (paid directly             A              B               C             R        Institutional
from your investment)                       Shares          Shares          Shares        Shares      Class Shares
----------------------------------------   --------      ------------      --------      --------    -------------
Maximum Sales Charge (Load) imposed
upon purchases (as a percentage of
offering price                                 5.75%(2)          None          None          None             None

Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)                             None              5.00%(3)      1.00%(4)      None             None

Redemption/Exchange Fee (as
percentage of amount redeemed or
exchanged)(6)                                  2.00%             2.00%         2.00%         2.00%            2.00%

                                           Applies only to exchanges and redemptions within 5 days after purchase.

Annual Fund Operating Expenses deducted
from Fund assets)

                                                         0.27%[Please
Management Fees (fees paid to have                       confirm all
the Fund's investments                                     inserted
professionally managed.)                       0.27%       numbers.]           0.27%         0.27%            0.27%

Distribution and/or Service (12b-1) Fees
(fees paid from Fund assets to cover
the cost of sales, promotions and other
distribution activities, as well as
certain shareholder servicing costs)           0.25%             1.00%         1.00%        [   ]%(5)         None

Other Expenses

TOTAL ANNUAL FUND OPERATING EXPENSES

Amount of Fee Waiver/Expense
Reimbursement                                 [   ]%            [   ]%        [   ]%        [   ]%           [   ]%

TOTAL ANNUAL FUND OPERATING EXPENSES
(AFTER WAIVERS/REIMBURSEMENTS)(7)             [   ]%            [   ]%        [   ]%        [   ]%           [   ]%

(1) If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.
(2) The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 5, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A Sales Charges.
(3) A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 5, Investing with Gartmore: Choosing a Share Class--Class B Shares.
(4) A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 5, Investing with Gartmore: Choosing a Share Class--Class C Shares.
(5) "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets. [Include this footnote only if fees for Class R shares are still estimated.]
(6) A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 5 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 5, Investing with Gartmore: Selling Shares--Redemption and Exchange Fees.
(7) The Trust and Gartmore Mutual Fund Capital Trust (the "Adviser") have entered into a written contract limiting operating expenses to 0.37% for at least through February 28, 2006 for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Any reimbursements to the Adviser must be within five years of the end of the fiscal year in which the Adviser made or waived the payment for which it is being reimbursed. If the maximum amount of 12b-1 fees and administrative service fees were charged, the "Total Annual Fund
     Operating Expenses (After Waivers/Reimbursements)" could increase to [   ]%
     for Class A shares, [   ]% for Class R shares and [   ]% for Institutional
     Service Class shares before the Adviser would be required to further limit the Fund's expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
                               --------   ---------   ---------   ---------
Class A shares ..............  $ [    ]   $ [     ]   $ [     ]   $ [     ]

Class B shares ..............  $ [    ]   $ [     ]   $ [     ]   $ [     ]

Class C shares ..............  $ [    ]   $ [     ]   $ [     ]   $ [     ]

Class R shares ..............  $ [    ]   $ [     ]   $ [     ]   $ [     ]

Institutional Class Shares ..  $ [    ]   $ [     ]   $ [     ]   $ [     ]

You would pay the following expenses on the same investment if you did not sell your shares*:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
                               --------   ---------   ---------   ---------
Class B shares ..............  $ [    ]   $ [     ]   $ [     ]   $ [     ]

Class C shares ..............  $ [    ]   $ [     ]   $ [     ]   $ [     ]

* Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. [Please confirm.]

FUND SUMMARIES--GARTMORE MID CAP MARKET INDEX FUND

OBJECTIVE
The Fund seeks to match the performance of the Standard & Poor's Midcap 400 Index (the "S&P 400") as closely as possible before the deduction of Fund expenses.

PRINCIPAL STRATEGIES
Under normal conditions, the Fund invests at least 80% of its net assets in the stocks of publicly-traded companies included in the S&P 400 Index and in derivative instruments linked to that index.

The S&P 400 is a market-weighted index composed of approximately 400 common stocks of mid-capitalization U.S. companies in a wide range of businesses. As of January 31, 2005, the market capitalizations of companies in the S&P 400 ranged
from $[   ] million to $[   ] billion.

The Fund generally invests in the common stocks represented in the S&P 400 in roughly the same proportions as their weightings in the index. The Fund may also invest in derivative instruments linked to the S&P 400, primarily exchange traded futures contracts. The Fund does not invest in all of the common stocks in the index, or in the same weightings. The Fund's portfolio manager chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the securities chosen are similar to the index as a whole. The Fund may also engage in securities lending.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate and depends in part on the portfolio manager's ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund. There is the risk that you will lose money. Although the Fund's portfolio manager strives to reduce the risk of loss by carefully selecting the companies in which the Fund invests, this risk cannot be entirely eliminated. [DOES THIS BELONG IN AN INDEX FUND PROSPECTUS?] The likelihood of a loss generally declines the longer you hold your investment.

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following headings: [Suggest listing the risks in descending order by degree of risk.]

o   Derivatives risk
o   Mid-cap and small cap risk
o   Securities lending risk
o   Stock market risk

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information.

PERFORMANCE
The chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's results, specifically its annual total returns, have varied. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund's average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund's past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

ANNUAL RETURNS-CLASS A SHARES* (YEARS ENDED DECEMBER 31)

BAR CHART HERE

Best Quarter:
Worst Quarter:

* These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

AVERAGE ANNUAL RETURNS(1)                                              SINCE INCEPTION
AS OF DECEMBER 31, 2004                          1 YEAR   5 YEARS   (December 29, 1999)
----------------------------------------------   ------   -------   -------------------
Class A Shares - Before Taxes
Class A shares - After Taxes on Distributions
Class A shares - After Taxes on Distributions
and Sale of Shares
Class B Shares - Before Taxes(2)
Class C Shares - Before Taxes(3),(4)
Class R Shares - Before Taxes(4)
Institutional Class Shares - Before Taxes(2)
S&P 400(5)

1 These returns reflect performance after sales charges, if any, and expenses are deducted.
2 These returns until the creation of Class B shares (5/25/01) include performance based on the Fund's Class A shares. These returns until the creation of Class C shares (10/22/03) include the performance of the Fund's Class A shares for the period through May 24, 2001 and the Fund's Class B shares for the period from May 25, 2001 to October 21, 2003. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class B and Class C shares would have produced because all classes of shares invest in the same portfolio of securities as Class A shares. The performance for this class has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class B and Class C shares would have been lower.
3 Effective as of April 1, 2004, front-end sales charges were no longer imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.
4 These returns are based on the performance of the Fund's Class A shares for the period through May 24, 2001 and the Fund's Class B shares for the period May 25, 2001 to December 31, 2003. The returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but have not been adjusted for the lower expenses applicable to Class R shares. Excluding the effect of any fee waivers or reimbursements, the prior performance is similar to what Class R shares would have produced because the Class R shares will invest in the same portfolio of securities as Class B shares.
5 The S&P MidCap 400 Index is an unmanaged index of 400 mid-sized U.S. companies that represents the stock performance of mid-capitalization U.S. companies. These returns do not include the effect of any sales charges or expenses. If sales charges or expenses were deducted, the actual returns of the Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select.

                                          Class              Class              Class              Class
SHAREHOLDER FEES(1) (paid directly          A                  B                  C                  R            Institutional
from your investment)                     Shares             Shares             Shares             Shares          Class Shares
----------------------------------    -------------      -------------      -------------      -------------      -------------
Maximum Sales Charge (Load) imposed
upon purchases (as a percentage of
offering price                                 5.75%(2)           None               None               None               None

Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale
price, whichever is less)                      None               5.00%(3)           1.00%(4)           None               None

Redemption/Exchange Fee (as
percentage of amount redeemed or
exchanged)(6)                                  2.00%              2.00%              2.00%              2.00%              2.00%

                                                Applies only to exchanges and redemptions within 5 days after purchase.

Annual Fund Operating Expenses
(deducted from Fund assets)

                                          0.22%
                                         [Please
Management Fees (fees paid to have     confirm all
the Fund's investments                  inserted
professionally managed.)                numbers.]                 0.22%              0.22%              0.22%              0.22%

Distribution and/or Service (12b-1)
Fees (fees paid from Fund assets
to cover the cost of sales,
promotions and other distribution
activities, as well as certain
shareholder servicing costs)                   0.25%              1.00%              1.00%             [   ]%(5)           None

Other Expenses

TOTAL ANNUAL FUND OPERATING EXPENSES

Amount of Fee Waiver/Expense
Reimbursement                                 [   ]%             [   ]%             [   ]%             [   ]%             [   ]%

TOTAL ANNUAL FUND OPERATING EXPENSES
(AFTER WAIVERS/REIMBURSEMENTS)(7)             [   ]%             [   ]%             [   ]%             [   ]%             [   ]%

(1) If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.
(2) The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 5, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A Sales Charges.
(3) A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 5, Investing with Gartmore: Choosing a Share Class--Class B Shares.
(4) A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 5, Investing with Gartmore: Choosing a Share Class--Class C Shares.
(5) "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets. [Include this footnote only if the fees for the Class R shares are still estimated.]
(6) A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 5 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 5, Investing with Gartmore: Selling Shares--Redemption and Exchange Fees.
(7) The Trust and Gartmore Mutual Fund Capital Trust (the "Adviser") have entered into a written contract limiting operating expenses to 0.32% for at least through February 28, 2006 for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Any reimbursements to the Adviser must be within five years of the end of the fiscal year in which the Adviser made or waived the payment for which it is being reimbursed. If the maximum amount of 12b-1 fees and administrative service fees were charged, the "Total Annual Fund
     Operating Expenses (After Waivers/Reimbursements)" could increase to [   ]%
     for Class A shares, [   ]% for Class R shares and [   ]% for Institutional
     Service Class shares before the Adviser would be required to further limit the Fund's expenses.

EXAMPLE
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
                               --------   ---------   ---------   ---------
Class A shares ..............  $ [    ]   $ [     ]   $ [     ]   $ [     ]

Class B shares ..............  $ [    ]   $ [     ]   $ [     ]   $ [     ]

Class C shares ..............  $ [    ]   $ [     ]   $ [     ]   $ [     ]

Class R shares ..............  $ [    ]   $ [     ]   $ [     ]   $ [     ]

Institutional Class shares ..  $ [    ]   $ [     ]   $ [     ]   $ [     ]

You would pay the following expenses on the same investment if you did not sell your shares*:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
                               --------   ---------   ---------   ---------
Class B shares ..............  $ [    ]   $ [     ]   $ [     ]   $ [     ]

Class C shares ..............  $ [    ]   $ [     ]   $ [     ]   $ [     ]

* Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

FUND SUMMARIES--GARTMORE S&P 500 INDEX FUND

OBJECTIVE
The Fund seeks to match the performance of publicly traded common stocks, as represented by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500").

PRINCIPAL STRATEGIES
Under normal conditions, the Fund invests at least 80% of its net assets in the stocks of publicly-traded companies included in the S&P 500 and in derivative instruments linked to that index.

The S&P 500 is a market-weighted index composed of approximately 500 common stocks of large capitalization U.S. companies in a wide range of businesses chosen by Standard & Poor's based on a number of factors, including:

    o   industry representation,
    o   market value,
    o   economic sector and
    o   operating/financial condition.

As of December 31, 2004, the market capitalizations of companies in the S&P 500
ranged from $[   ] billion to $[   ] billion.

The Fund invests in a statistically selected sample of stocks included in the S&P 500 and in derivative instruments linked to the index, primarily exchange traded futures contracts. The Fund does not invest in all of the common stocks in the index, or in the same weightings. The Fund's portfolio manager chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the securities chosen are similar to the index as a whole. The Fund may also engage in securities lending.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate and depends in part on the portfolio manager's ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund. There is the risk that you will lose money. Although the Fund's portfolio manager strives to reduce the risk of loss by carefully selecting the companies in which the Fund invests, this risk cannot be entirely eliminated. [DOES THIS BLEONG IN AN INDEX FUND PROSPECTUS?] The likelihood of a loss generally declines the longer you hold your investment.

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following headings: [Suggest listing the risks in descending order by degree of risk.]

o   Derivatives risk
o   Securities lending risk
o   Stock market risk

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information.

PERFORMANCE
The chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's results, specifically its annual total returns, have varied. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund's average annual total returns before taxes (and after taxes for Local Fund shares) and compares them to the returns of a broad-based securities index. The Fund's past performance does not guarantee similar results in the future.

After-tax returns are shown for Local Fund shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

ANNUAL RETURNS-LOCAL FUND SHARES* (YEARS ENDED DECEMBER 31)

BAR CHART HERE

Best Quarter:.
Worst Quarter:

* These returns do not reflect the effect of taxes.

AVERAGE ANNUAL RETURNS(1)                                                SINCE INCEPTION
AS OF DECEMBER 31, 2004                              1 YEAR   5 YEARS    (July 24, 1998)
------------------------------------------------     ------   -------   ----------------
Class A Shares - Before Taxes(2)
Class B Shares - Before Taxes(2)
Class C Shares - Before Taxes(3),(4)
Class R Shares - Before Taxes(5)
Service Class Shares - Before Taxes(2)
Institutinal Service Class Shares - Before
Taxes(2)
Institutinal Class Shares - Before Taxes(2)
Local Fund Shares - Before Taxes
Local Fund Shares - After Taxes on Distributions
Local Fund Shares - After Taxes on Distributions and
Sale of Shares
S&P 500(6)

1 These returns reflect performance after sales charges, if any, and expenses are deducted.
2 These returns for the period prior to the creation of a particular class include the performance of the Fund's Local Fund Shares. These returns were achieved prior to the creation of Class A, Class B and Institutional Class shares (12/29/99) and Service Class and Institutional Service Class shares (11/2/98). Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A, Class B, Institutional Class, Service Class and Institutional Service Class shares would have produced because all classes of the Fund's shares invest in the same portfolio of securities. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class A, Class B, Service Class and Institutional Service Class would have been lower.
3 These returns until the creation of Class C shares (10/22/03) include the performance of the Fund's Local Fund Shares for the period through December 28, 1999 and the Fund's Class B shares for the period from December 29, 1999 to October 21, 2003. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class C shares would have produced because Class C shares invest in the same portfolio of securities as the Fund's other classes. The performance for the Class C shares has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class C shares would have been lower.
4 Effective as of April 1, 2004, front-end sales charges were no longer imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.
5 These returns are based on the performance of the Fund's Local Fund Shares for the period through December 28, 1999 and the Fund's Class B shares for the period from December 29, 1999 to December 31, 2003. The returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but have not been adjusted for the lower expenses applicable to Class R shares. Excluding the effect of any fee waivers or reimbursements, the prior performance is similar to what Class R shares would have produced because all classes of shares will invest in the same portfolio of securities.
6 The S&P 500 Index is an unmanaged, capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund depending on the share class you select.

SHAREHOLDER FEES(1) (paid       Class         Class         Class       Class         Service  Institutional                  Local
directly from your                A             B             C           R            Class      Service      Instituional   Fund
investment)                     Shares        Shares        Shares      Shares        Shares   Class Shares    Class Shares  Shares
---------------------------   ---------      --------      --------    --------      --------  -------------   ------------  ------
Maximum Sales Charge (Load)
imposed upon purchases (as a
percentage of offering price       5.75%(2)      None          None        None          None           None           None    None

Maximum Deferred Sales
Charge (Load) imposed upon
redemptions (as a
percentage of offering or
sale price, whichever is
less)                              None          5.00%(3)      1.00%(4)    None          None           None           None    None

Redemption/Exchange Fee
(as percentage of amount
redeemed or exchanged)(6)          2.00%         2.00%         2.00%       2.00%         2.00%          2.00%          2.00%   2.00%

                                                 Applies only to exchanges and redemptions within 5 days after purchase.

Annual Fund Operating
Expenses (deducted from
Fund assets)

Management Fees (fees paid                                                                                     0.13%[Please
to have the Fund's                                                                                              confirm all
investments professionally                                                                                       inserted
managed.)                          0.13%         0.13%         0.13%       0.13%         0.13%          0.13%     numbers]     0.13%

Distribution and/or Service
(12b-1) Fees (fees paid
from Fund assets to cover
the cost of sales,
promotions and other
distribution activities,
as well as certain
shareholder servicing
costs)                             0.25%         1.00%         1.00%      [   ]%(5)      0.15%          None           None    0.07%

Other Expenses

TOTAL ANNUAL FUND
OPERATING EXPENSES

Amount of Fee Waiver/Expense
Reimbursement

TOTAL ANNUAL FUND OPERATING
EXPENSES (AFTER WAIVERS/
REIMBURSEMENTS)(7)

(1) If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.
(2) The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 5, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A Sales Charges.
(3) A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 5, Investing with Gartmore: Choosing a Share Class--Class B Shares.
(4) A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 5, Investing with Gartmore: Choosing a Share Class--Class C Shares.
(5) "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets. [Include this footnote only if fees for Class R shares are still estimated.]
(6) A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 5 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 5, Investing with Gartmore: Selling Shares--Redemption and Exchange Fees.
(7) The Trust and Gartmore Mutual Fund Capital Trust (the "Adviser") have entered into a written contract limiting operating expenses to 0.23% for at least through February 28, 2006 for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Any reimbursements to the Adviser must be within five years of the end of the fiscal year in which the Adviser made or waived the payment for which it is being reimbursed. If the maximum amount of 12b-1 fees and administrative service fees were charged, the "Total Annual Fund
     Operating Expenses (After Waivers/Reimbursements)" could increase to [   ]%
     for Class A shares, [   ]% for Class R shares and [   ]% for Institutional
     Service Class shares before the Adviser would be required to further limit the Fund's expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                      --------   ---------   ---------   ---------
Class A shares .....................  $ [    ]   $ [     ]   $ [     ]   $ [     ]

Class B shares .....................  $ [    ]   $ [     ]   $ [     ]   $ [     ]

Class C shares .....................  $ [    ]   $ [     ]   $ [     ]   $ [     ]

Class R shares .....................  $ [    ]   $ [     ]   $ [     ]   $ [     ]

Service Class Shares ...............  $ [    ]   $ [     ]   $ [     ]   $ [     ]

Institutional Service Class shares
Shares .............................  $ [    ]   $ [     ]   $ [     ]   $     705

Institutional Class Shares .........  $ [    ]   $ [     ]   $ [     ]   $ [     ]

Local Fund Shares ..................  $ [    ]   $ [     ]   $ [     ]   $ [     ]

You would pay the following expenses on the same investment if you did not sell your shares*:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
                               --------   ---------   ---------   ---------
Class B Shares ..............  $ [    ]   $ [     ]   $ [     ]   $ [     ]

Class C Shares ..............  $ [    ]   $ [     ]   $ [     ]   $ [     ]

* Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. [Please confirm.]

FUND SUMMARIES--GARTMORE SMALL CAP INDEX FUND

OBJECTIVE
The Fund seeks to match the performance of the Russell 2000(R) Index (the "Russell 2000") as closely as possible before the deduction of Fund expenses.

PRINCIPAL STRATEGIES
Under normal conditions, the Fund invests at least 80% of its net assets in the stocks of publicly-traded companies included in the Russell 2000 and in derivative instruments linked to that index.

The Russell 2000 is a market-weighted index composed of approximately 2,000 common stocks of smaller capitalization U.S. companies in a wide range of businesses ("small cap companies").

As of December 31, 2004 the market capitalizations of companies in the Russell
2000 Index ranged from $[   ] million to $[   ] billion. Due to market
fluctuations and the annual reconstitution of the index, the market capitalization of the companies in the Russell 2000 may be higher or lower at any given time.

The Fund invests in a statistically selected sample of stocks included in the Russell 2000 and in derivative instruments linked to the index, primarily exchange traded futures contracts. The Fund does not invest in all of the common stocks in the index, or in the same weightings. The Fund's portfolio manager chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the securities chosen are similar to the index as a whole. The Fund may also engage in securities lending.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate and depends in part on the portfolio manager's ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund. There is the risk that you will lose money. Although the Fund's portfolio manager strives to reduce the risk of loss by carefully selecting the companies in which the Fund invests, this risk cannot be entirely eliminated. [DOES THIS BLEONG IN AN INDEX FUND PROSPECTUS?]The likelihood of a loss generally declines the longer you hold your investment.

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following headings: [Suggest listing in descending order by degree of risk.]

o   Derivatives risk
o   Mid-cap and small cap risk
o   Securities lending risk
o   Stock market risk

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information.

PERFORMANCE
The chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's results, specifically its annual total returns, have varied. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund's average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund's past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

ANNUAL RETURNS-CLASS A SHARES* (YEARS ENDED DECEMBER 31)

BAR CHART HERE

Best Quarter:.           22.86%   2nd qtr of 2003
Worst Quarter:          -21.16%   3rd qtr of 2002

* The Fund commenced operations on December 29, 1999 and until October 15, 2001, invested all of its assets in the Master Small Cap Series (the "Series"), which was also managed by the Fund's subadviser. The returns shown above for 1998 and through December 28, 1999 include the performance of the Series. The returns for the period prior to the Fund's commencement of operations are not adjusted for the Fund's higher expenses and, therefore, the Fund's actual returns would have been lower. The returns from December 29, 1999 through December 31, 2003, reflect the Fund's actual Class A expenses. However, on October 15, 2001, the Fund's assets were redeemed from the Series and have been managed directly by the Fund since then. None of the annual returns include sales charges or reflect the effect of taxes. If sales charges were included, the annual returns would be lower than those shown.

AVERAGE ANNUAL RETURNS(1)                                              SINCE INCEPTION
AS OF DECEMBER 31, 2004                          1 YEAR   5 YEARS   (December 29, 1999)
----------------------------------------------   ------   -------   -------------------
Class A Shares - Before Taxes(2)
Class A Shares - After Taxes on
Distributions(2)
Class A Shares - After Taxes on Distributions
and Sale of Shares(2)
Class B Shares - Before Taxes(3)
Class C Shares - Before Taxes(3),(4)
Class R Shares - Before Taxes(5)
Institutinal Class Shares - Before Taxes(2)
Russell 2000(6)

1 These returns reflect performance after sales charges, if any, and expenses are deducted.
2 These returns until the creation of Class A and Institutional Class shares (12/29/99) include the performance of the Series, which began operations on April 9, 1997. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class A and Institutional Class shares would have produced because these classes of the Fund's shares invested in the same portfolio of securities. The performance for these classes has been restated to reflect differences in sales charges (where applicable), but does not reflect the differing levels of other fees applicable to such classes; if these fees were reflected, the performance for Class A and Institutional Class shares would have been lower.
3 These returns until the creation of Class B shares (11/29/01) include performance based on the Series for the period through December 28, 1999 and the Fund's Class A shares for the period from December 29, 1999 to November 28, 2001. These returns until the creation of Class C shares (10/22/03) include the performance of the Series for the period through December 28, 1999 and the Fund's Class A shares for the period from December 29, 1999 to November 28, 2001 and the Fund's Class B shares for the period from November 29, 2001 to October 21, 2003. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class B and Class C shares would have produced because all classes of shares invest in the same portfolio of securities. The performance for Class B and Class C shares has been restated to reflect differences in sales charges, but does not reflect the differing levels of other fees (primarily Rule 12b-1 and/or administrative services fees) applicable to such classes; if these fees were reflected, the performance for Class B and Class C shares would have been lower.
4 Effective as of April 1, 2004, front-end sales charges were no longer imposed on the purchase of Class C shares. The historical performance for Class C shares has not been restated to reflect the elimination of the front-end sales charge on Class C shares.
5 These returns are based on the performance of the Fund's Local Fund Shares for the period through December 28, 1999 and the Fund's Class B shares for the period from December 29, 1999 to December 31, 2003. The returns have been adjusted for the fact that Class R shares do not have any applicable sales charges but have not been adjusted for the lower expenses applicable to Class R shares. Excluding the effect of any fee waivers or reimbursements, the prior performance is similar to what Class R shares would have produced because all classes of shares will invest in the same portfolio of securities.
6 The Russell 2000(R) Index is an unmanaged index that measures the performance the stocks of small capitalization U.S. companies. These returns do not include the effect of any sales charges or expenses. If sales charges or expenses were deducted, the actual returns of the Index would be lower.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select.

                                                   Class           Class           Class         Class
SHAREHOLDER FEES(1) (paid directly                   A               B               C             R        Institutional
from your investment)                             Shares           Shares          Shares        Shares      Class Shares
----------------------------------------------   --------      -------------      --------      --------    -------------
Maximum Sales Charge (Load) imposed upon
purchases (as a percentage of offering price         5.75%(2)           None          None          None             None

Maximum Deferred Sales Charge (Load) imposed
upon redemptions (as a percentage of offering
or sale price, whichever is less)                    None               5.00%(3)      1.00%(4)      None             None

Redemption/Exchange Fee (as percentage of
amount redeemed or exchanged)(6)                     2.00%              2.00%         2.00%         2.00%            2.00%

                                                 Applies only to exchanges and redemptions within 5 days after purchase.

Annual Fund Operating Expenses (deducted from
Fund assets)

                                                               0.20% [Please
                                                                confirm all
Management Fees(7) (fees paid to have the                        inserted
Fund's investments professionally managed.)          0.20%       numbers.]            0.20%         0.20%            0.20%

Distribution and/or Service (12b-1) Fees
(fees paid from Fund assets to cover the cost
of sales, promotions and other distribution
activities, as well as certain shareholder
servicing costs)                                     0.25%              1.00%         1.00%        [   ]%(5)         None

Other Expenses

TOTAL ANNUAL FUND OPERATING EXPENSES

Amount of Fee Waiver/Expense
Reimbursement                                       [   ]%             [   ]%        [   ]%        [   ]%           [   ]%

TOTAL ANNUAL FUND OPERATING EXPENSES
(AFTER WAIVERS/REIMBURSEMENTS)(7)                   [   ]%             [   ]%        [   ]%        [   ]%           [   ]%

(1) If you buy and sell shares through a broker or other financial intermediary, they may also charge you a transaction fee.
(2) The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 5, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A Sales Charges.
(3) A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 5, Investing with Gartmore: Choosing a Share Class--Class B Shares.
(4) A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 5, Investing with Gartmore: Choosing a Share Class--Class C Shares.
(5) "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets. [Include this footnote only if fees for the Class R shares are still estimated.]
(6) A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 5 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 5, Investing with Gartmore: Selling Shares--Redemption and Exchange Fees.
(7) The Trust and Gartmore Mutual Fund Capital Trust (the "Adviser") have entered into a written contract limiting operating expenses to 0.30% for at least through February 28, 2006 for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Any reimbursements to the Adviser must be within five years of the end of the fiscal year in which the Adviser made or waived the payment for which it is being reimbursed. If the maximum amount of 12b-1 fees and administrative service fees were charged, the "Total Annual Fund Operating Expenses (After
     Waivers/Reimbursements)" could increase to [  ]% for Class A shares, [   ]%
     for Class R shares and [   ]% for Institutional Service Class shares before
     the Adviser would be required to further limit the Fund's expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
                               --------   ---------   ---------   ---------
Class A shares ..............  $ [    ]   $ [     ]   $ [     ]   $ [     ]

Class B shares ..............  $ [    ]   $ [     ]   $ [     ]   $ [     ]

Class C shares ..............  $ [    ]   $ [     ]   $ [     ]   $ [     ]

Class R shares ..............  $ [    ]   $ [     ]   $ [     ]   $ [     ]

Institutional Class Shares ..  $ [    ]   $ [     ]   $ [     ]   $ [     ]

You would pay the following expenses on the same investment if you did not sell your shares*:

                                1 YEAR     3 YEARS     5 YEARS     10 YEARS
                               --------   ---------   ---------   ---------
Class B shares ..............  $ [    ]   $ [     ]   $ [     ]   $ [     ]

Class C shares ..............  $ [    ]   $ [     ]   $ [     ]   $ [     ]

* Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. [Please confirm.]

SECTION 3 FUND DETAILS

PRINCIPAL INVESTMENTS

                                                     Gartmore     Gartmore Mid   Gartmore     Gartmore        Gartmore
                                                     S&P 500      Cap Market     Small Cap    International   Bond Index
                                                     Index Fund   Index Fund     Index fund   Index Fund      Fund
                                                     ----------   ------------   ----------   -------------   ----------
Common stocks are securities that represent          [X]          [X]            [X]          [X]
ownership in a corporation. Stockholders share in
the corporation's profits and losses:
    o   directly through any dividends paid by the
        corporation and
    o   indirectly, as the value of a company's
        stock changes in response to the company's
        profits, growth, or future prospects.

Derivatives are securities contracts whose value     [X]          [X]            [X]          [X]             [X]
is based on the performance of an underlying
financial asset, index or other investment. For
example, an option is a derivative because its
value changes relative to the performance of an
underlying stock. An investment in derivatives can
alter multiple aspects of a fund's positioning,
such as market exposure or currency risk. Often
derivatives are used as a hedging strategy
intended to help offset potential changes in the
value of other portfolio securities.
The Funds may invest in the following types of
derivative securities:
    o   Futures
    o   Forwards
    o   Options
    o   Swaps
    o   Indexed Securities

Foreign government debt securities are issued or                                                              [X]
guaranteed by foreign governments or their
agencies. The Fund will invest only in U.S.
dollar-denominated foreign securities.

Investment-Grade Bonds include U.S. government                                                                [X]
bonds as well as corporate bonds and municipal
bonds that have been rated within the four highest
rating categories by a rating agency. The rating
agency evaluates a bond, measures the issuer's
financial condition and stability and assigns a
rating to the security. Ratings are an assessment
of the issuer's ability to pay back the debt and
can help investors evaluate the safety of their
bond investments. If a rating agency changes a
bond's rating, it may affect the bond's value.

Mortgage-backed securities are secured by and paid                                                            [X]
from a pool of mortgage loans on real property.

U.S. government mortgage-backed securities are issued or guaranteed by the U.S. government or one of its agencies. Mortgage-backed securities may also be issued by private issuers.

Collateralized mortgage obligations are securities that have mortgage loans or mortgage pass-through securities, such as GNMA, FNMA or FHLMC certificates as their collateral. Collateralized mortgage obligations can be issued by the U.S.
government or its agencies or by private lenders.

Mortgage-backed securities are subject to interest rate, credit and prepayment risks.

Securities Lending The Fund may lend securities to   [X]          [X]            [X]          [X]             [X]
financial institutions that provide cash or
government securities as collateral.

U.S. Government Securities U.S. government                                                                    [X]
securities include Treasury bills, notes, and
bonds issued or guaranteed by the U.S. government
as well as securities issued by U.S. government
agencies, such as:

    o   The Federal Housing Administration, the
        Farmers Home Administration, and the
        Government National Mortgage Association
        ("GNMA"), including GNMA pass-through
        certificates, which are backed by the full faith and credit of the United States government;
    o   The Federal Home Loan Banks;
    o   The Federal National Mortgage Association
        ("FNMA");
    o   The Student Loan Marketing Association and
        Federal Home Loan Mortgage Corporation
        ("FHLMC"); and
    o   The Federal Farm Credit Banks.
U.S. Government Securities are generally considered to involve little or no credit risk, but are subject to other bond risks such as interest rate, inflation or prepayment risk.

The Funds may use the following additional principal techniques described below in an effort to increase returns, protect assets or diversify investments.

The SAI contains additional information about the Funds, including the Funds' other investment techniques. An SAI may be obtained by using the addresses and telephone numbers on the back of this prospectus.

ALL FUNDS

The Funds employ a "passive" investment approach, which means they do not buy or sell securities based on Fund management's economic, financial or market analysis. Fund management invests in a portfolio of assets chosen to closely match the performance of the target index before deduction of Fund expenses. Fund management buys or sells securities only when necessary to do so in order to match the performance of the target index. As a result, the Funds' portfolio turnover and trading costs may be lower than "actively" managed funds, however, the Bond Index Fund has historically had a higher portfolio turnover rate. Because the Funds have operating costs and other expenses that the indexes do not have, each Fund will tend to underperform its target index over time due, in large part, to the expenses of the Fund.

Under normal circumstances, Fund management attempts to produce annual total returns for each Fund that are in the following range of returns for each corresponding benchmark index (before taking into account Fund expenses): 10 basis points (a basis point is one one-hundredth of one percent (0.01%)) for the S&P 500 Index Fund, 50 basis points for the Mid Cap Market Index Fund, 100 basis points for the Small Cap Index Fund, 150 basis points for the International Index Fund, and 50 basis points for the Bond Index Fund, over the total return of the applicable indices. These ranges are targets, and there can be no assurance that these targets will be achieved. Information comparing a Fund's performance to that of the benchmark index will be reported in the Funds' annual report.

The Funds may invest in derivative securities, primarily exchange traded futures contracts. The use of derivatives allows a Fund to increase or decrease exposure to its target index quickly, with less cost than buying or selling securities. Each Fund will invest in options, futures and other derivative instruments in the following circumstances:
    o   purchases of Fund shares increase,
    o   to provide liquidity for redemptions of Fund shares and
    o   to keep trading costs low.

In connection with the use of derivative instruments, a Fund may enter into short sales in order to adjust the weightings of particular securities represented in a derivative to more accurately reflect the securities' weightings in the target index.

Each of the Funds (except Gartmore Bond Index Fund) utilize a "full replication" strategy. However, when the subadviser believes it would be cost efficient, a Fund may deviate from full replication and instead invest in a sampling of stocks in its relevant index using the subadviser's "optimization process". The optimization process is a statistical sampling technique that aims to create a portfolio that has aggregate characteristics, such as average market capitalization and industry weightings, similar to those of the relevant index as a whole, but involves lower transaction costs than would be incurred using a full replication strategy. Each Fund may also purchase stocks not included in the relevant when the subadviser believes it is a cost-efficient way to approximate the performance of its relevant index. If a Fund uses these techniques, it may not track its relevant index as closely as if that Fund were fully replicating the index.

OTHER INVESTMENTS

In addition to the investment strategies described below, the Funds may invest in illiquid securities and repurchase agreements and may lend securities. To maintain liquidity, the Funds also invest in short-term money market instruments that are considered equivalent to cash. These instruments may include obligations of the U.S. Government, its agencies or instrumentalities; highly rated bonds or comparable unrated bonds, commercial paper, bank obligations and repurchase agreements. To the extent that a Fund invests in short term money market instruments, it generally also invests in options, futures or other derivatives in order to maintain full exposure to its target index, as described above. The Funds do not invest derivative securities or short-term money market instruments as a defensive strategy to lessen their exposure to common stocks or bonds. Each Fund may also invest in derivative securities as described above.

S&P 500 INDEX FUND

The S&P 500 is composed of approximately 500 common stocks selected by Standard & Poor's, most of which are listed on the New York Stock Exchange. The S&P 500 is generally considered to broadly represent the performance of publicly traded U.S. larger capitalization stocks, although a small part of the S&P 500 is made up of foreign companies that have a large U.S. presence. Standard & Poor's selects stocks for the S&P 500 based on its criteria for the index and does not evaluate whether any particular stock is an attractive investment. Standard & Poor's periodically updates the S&P 500, at which time there may be substantial changes in the composition of the index. These composition changes may result in significant turnover in the Fund's portfolio as the Fund attempts to mirror the changes.

MID CAP MARKET INDEX FUND

The S&P 400 is composed of 400 common stocks issued by U.S. mid-capitalization companies in a wide range of businesses. The S&P 400 is generally considered to broadly represent the performance of publicly traded U.S. mid-capitalization stocks. The S&P 400 is a market-weighted index, which means that the stocks of the largest companies in the index have the greatest effect on its performance. Standard & Poor's chooses the stocks in the S&P 400 based on factors including market capitalization, trading activity and the overall mix of industries represented in the index. Standard & Poor's selects stocks for the S&P 400 based on its criteria for the index and does not evaluate whether any particular stock is an attractive investment.

The Fund may invest in all 400 stocks in the S&P 400 in roughly the same proportion as their weightings in the index. For example, if 2% of the S&P 400 is made up of the stock of a particular company, the Fund may invest approximately 2% of its assets in that company.

Standard & Poor's periodically updates the S&P 400, at which time there may be substantial changes in the composition of the index. These composition changes may result in significant turnover in the Fund's portfolio as the Fund attempts to mirror those changes.

SMALL CAP INDEX FUND

The Russell 2000 is composed of common stocks of the 1,001st- through the 3,000th-largest U.S. companies, as determined by The Frank Russell Company. The Russell 2000 is generally considered to broadly represent the performance of publicly traded U.S. smaller-capitalization stocks. The Frank Russell Company selects stocks for the Russell 2000 based on its criteria for the index and does not evaluate whether any particular stock is an attractive investment.

The Frank Russell Company updates the Russell 2000 once annually, at which time there may be substantial changes in the composition of the index (and consequently, significant turnover in the Fund). Stocks of companies that merge, are acquired or otherwise cease to exist during the year are not replaced in the index until the annual update.

INTERNATIONAL INDEX FUND

The MSCI EAFE Index is composed of equity securities of larger capitalization companies from various industries whose primary trading markets are outside the United States. The countries currently included in the EAFE Index are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The country weightings are based on each country's relative market capitalization.

Morgan Stanley Capital International Limited ("Morgan Stanley") chooses the stocks in the MSCI EAFE Index based on factors including market capitalization, trading activity and the overall mix of industries represented in the index. The MSCI EAFE Index is generally considered to broadly represent the performance of international stocks. Morgan Stanley selects stocks for the EAFE Index based on criteria for the index and does not evaluate whether any particular stock is an attractive investment.

Morgan Stanley may periodically update the MSCI EAFE Index, at which time there may be substantial changes in the composition of the index. These composition changes may result in significant turnover in the Fund's portfolio as the Fund attempts to mirror the changes.

BOND INDEX FUND

    o The Aggregate Bond Index is a market-weighted index comprised of approximately 6,500 dollar-denominated investment grade bonds with maturities greater than one year. Lehman Brothers selects bonds for the Aggregate Bond Index based on its criteria for the index and does not evaluate whether any particular bond is an attractive investment. Lehman Brothers may periodically update the Aggregate Bond Index, at which time there may be substantial changes in the composition of the index. These composition changes may result in significant turnover in the Fund's portfolio as the Fund attempts to mirror the changes.

The Bond Index Fund may trade securities in segments of the portfolio to the extent necessary to closely mirror the duration of corresponding segments of the index. Accordingly, the Bond Index Fund may have a higher portfolio turnover rate than the other Funds.

All debt obligations purchased are determined to be within the top four categories by a rating agency at the time of investment. Fund management monitors any subsequent rating downgrade of a security to consider what action, if any, should be taken. Downgraded securities are not required to be sold.

The Fund usually invests a substantial portion of its assets in mortgage-backed securities, which may be either pass-through securities or collateralized mortgage obligations.

The Fund may purchase securities on a when-issued basis, and it may also purchase or sell securities for delayed delivery. When entering into such a transaction, the Fund buys or sells securities with payment and delivery scheduled to take place in the future, enabling the Fund to lock in a favorable yield and price.

The Fund may also enter into "dollar rolls", in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a future date from the same party. During the period between the Fund's sale of one security and purchase of a similar security, the Fund will not receive principal and interest payments.

The Fund may also enter into standby commitment agreements in which the Fund is committed, for a certain period of time, to buy a stated amount of a fixed income security that may be issued and sold to the Fund at the option of the issuer. The price of the security is fixed at the time of the commitment, and the Fund is paid a commitment fee whether or not the security is issued.

SECTION 4 FUND MANAGEMENT

INVESTMENT ADVISER

[INSERT GMF COPY FROM APPROVED BOOK]

Gartmore Mutual Funds Capital Trust, 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the investment adviser for the Funds. Gartmore Mutual Funds Capital Trust was organized in 1999 as an investment adviser for mutual funds and since September 1, 1999 has provided investment advisory services to both Gartmore Mutual Funds and Gartmore Variable Insurance Trust. As of December 31, 2004, Gartmore Mutual Funds Capital Trust and its U.S. affiliates
had approximately $[   ]billion in assets under management, including
approximately $[   ]billion managed by Gartmore Mutual Funds Capital Trust.

Each Fund pays Gartmore Mutual Funds Capital Trust a management fee based on each Fund's average daily net assets. The total contractual management fee paid, including the fee paid to the subadviser, by the Funds for the fiscal year ended October 31, 2004, expressed as a percentage of each Funds' average daily net assets and not taking into account any applicable waivers, was as follows*:

FUND FEE PAID [ARE THESE FIGURES STILL ACCURATE IN VIEW OF CHANGE IN FEES DESCRIBED BELOW?]

Gartmore S&P 500 Index Fund 0.13%

Gartmore Small Cap Index Fund 0.20%*

Gartmore Mid Cap Market Index Fund 0.22%*

Gartmore International Index Fund 0.27%*

Gartmore Bond Index Fund 0.22%*

* Effective March 1, 2004, the contractual management fee for the following Funds have been changed as follows:

FUND ASSETS FEE

Gartmore Small Cap Index Fund 0 up to $1.5 billion 0.20%
 1.5 billion up to $3 billion 0.19%
 $3 billion and more 0.18%

Gartmore Mid Cap Market ..... 0 up to $1.5 billion 0.22%
Index Fund .................. 1.5 billion up to $3 billion 0.21%
 $3 billion and more 0.20%

Gartmore International ...... 0 up to $1.5 billion 0.27%
Index Fund .................. 1.5 billion up to $3 billion 0.26%
 $3 billion and more 0.25%

Gartmore Bond Index Fund .... 0 up to $1.5 billion 0.22%
 1.5 billion up to $3 billion 0.21%
 $3 billion and more 0.20%

MULTI-MANAGER STRUCTURE
Gartmore Mutual Funds Capital Trust and the Trust have received an exemptive order from the Securities and Exchange Commission for a multi-manager structure that allows Gartmore Mutual Funds Capital Trust to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of Gartmore Mutual Funds Capital Trust) without the approval of shareholders. The order also allows Gartmore Mutual Funds Capital Trust to revise a subadvisory agreement with a non-affiliate subadviser with the approval of the Trustees but without shareholder approval. If a new non-affiliate subadviser is hired for either Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows these Funds greater flexibility enabling them to operate efficiently.

Gartmore Mutual Funds Capital Trust performs the following oversight and evaluation services to these Funds:

    o   initial due diligence on prospective Fund subadvisers.
    o monitoring subadviser performance, including ongoing analysis and periodic consultations.
    o communicating performance expectations and evaluations to the subadvisers.
    o making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser's contract.

Gartmore Mutual Funds Capital Trust does not expect to recommend subadviser changes frequently, however Gartmore Mutual Funds Capital Trust will periodically provide written reports to the Board of Trustees regarding its evaluation and monitoring. Although Gartmore Mutual Funds Capital Trust will monitor the subadviser performance, there is no certainty that any subadviser or either of these Funds will obtain favorable results at any given time.

SUBADVISER

Subject to the supervision of GMF and the Board of Trustees, Fund Asset Management, L.P. ("FAM") P.O. Box 9011, Princeton, New Jersey 08543-9011, is the Funds' subadviser and manages each Fund's assets in accordance with its investment objective and strategies. FAM makes investment decisions for the Funds and, in connection with such investment decisions, places purchase and sell orders for securities.

FAM is a wholly-owned subsidiary of Merrill Lynch & Co., Inc. FAM and its advisory affiliates had approximately $500 billion in investment company and other portfolio assets under management as of January 31, 2004. This amount includes assets managed for Merrill Lynch affiliates. Out of its management fee, GMF paid FAM an annual subadvisory fee for the fiscal year ended October 31, 2003, based on each Fund's average daily net assets, as follows:

FUND ASSETS FEE

Gartmore Small Cap Index Fund .......   All assets 0.07%

Gartmore Mid Cap Market Index Fund ..   All assets 0.09%

Gartmore Bond Index Fund ............   All assets 0.09%

Gartmore International Index Fund ...   All assets 0.12%

Gartmore S&P 500 Index Fund .........   All assets 0.02%

SECTION 5 INVESTING WITH GARTMORE

CHOOSING A SHARE CLASS

Call-out Box for Choosing a Share Class section:
When selecting a share class, you should consider the following:
    o   Which share classes are available to you,
    o   How long you expect to own your shares,
    o   How much you intend to invest,
    o   Total costs and expenses associated with a particular share class, and
    o   Whether you qualify for any reduction or waiver of sales charges.
Your financial adviser can help you to decide which share class is best suited to your needs.

The Gartmore Funds [defined term?] offer several different share classes each with different price and cost features. The table below compares Class A, Class B and Class C shares, which are available to all investors.

Class R, Institutional Service Class and Institutional Class shares are available only to certain investors. For eligible investors, Class R, Institutional Service Class shares and Institutional Class shares may be more suitable than Class A, Class B or Class C shares.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.

COMPARING CLASS A, CLASS B AND CLASS C SHARES
CLASSES AND CHARGES                                     POINTS TO CONSIDER
----------------------------------                      ------------------------------------------------
CLASS A SHARES
Front-end sales charge up to 5.75%                      A front-end sales charge means that a portion of
                                                        your initial investment goes toward the sales
                                                        charge and is not invested.
Contingent deferred sales charge (CDSC)                 Reduction and waivers of sales charges are
                                                        available.
Annual service and/or 12b-1 fee up to 0.25%             Total annual operating expenses are lower than
                                                        Class B and Class C charges which means higher
                                                        dividends per share.

                                                        No conversion feature.
                                                        No maximum investment amount.
CLASS B SHARES
CDSC up to 5.00%                                        No front-end sales charge means your full
                                                        investment immediately goes toward buying
                                                        shares.
Annual service and/or 12b-1 fee up to 1.00%             No reduction of CDSC, but waivers are available.
                                                        The contingent deferred sales charge declines
                                                        1% each year to zero after six years.
                                                        Total annual operating expenses are higher than
                                                        Class A charges which means lower dividends per
                                                        share are paid.

                                                        Automatic conversion to Class A shares after
                                                        seven years, which means lower annual expenses
                                                        in the future.
                                                        Maximum investment amount of $100,000. Larger
                                                        investments may be rejected.
CLASS C SHARES
CDSC of 1.00%                                           No front-end sales charge means your full
                                                        investment immediately goes toward buying shares.
Annual service and/or 12b-1 fee up to 1.00%             No reduction of CDSC, but waivers are available.
                                                        The contingent deferred sales charge declines to
                                                        zero after one year.
                                                        Total annual operating expenses are higher than
                                                        Class A charges which means lower dividends per
                                                        share.
                                                        No conversion feature.
                                                        Maximum investment amount of $1,000,000(1).
                                                        Larger investments may be rejected.

(1) This limit was calculated based on a one-year holding period.

CLASS A SHARES

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

CLASS D SHARES

Class D shares are available to the following:

o Investors who received Class D shares of a Fund in the reorganization of Nationwide Investing Foundation, Nationwide Investing Foundation II and Financial Horizons Investment Trust into Gartmore Mutual Funds in May 1998, as long as you purchase the Class D shares through the same account in the same capacity
o Persons eligible to purchase Class D shares without a sales charge as described below and in the SAI.

FRONT-END SALES CHARGES FOR CLASS A SHARES.

                                                                       Dealer
                                                                     Commission
                              Sales Charge as a percentage of            as
                           -------------------------------------      Percentage
                                             Net Amount Invested     of Offering
Amount of Purchase         Offering Price      (approximately)          Price
--------------------       --------------    -------------------     -----------
Less than $50,000               5.75%               6.10%               5.00%
$50,000 to $99,999              4.75                4.99                4.00
$100,000 to $249,999            3.50                3.63                3.00
$250,000 to $499,999            2.50                2.56                2.00
$500,000 to $999,999            2.00                2.04                1.75
$1 million or more              None                None                None

FRONT-END SALES CHARGES FOR CLASS D SHARES.

                                                                       Dealer
                                                                     Commission
                              Sales Charge as a percentage of            as
                           -------------------------------------      Percentage
                                             Net Amount Invested     of Offering
Amount of Purchase         Offering Price      (approximately)          Price
--------------------       --------------    -------------------     -----------
Less than $50,000               4.50%               4.71%               4.00%
$50,000 to $99,999              4.00                4.17                3.50
$100,000 to $249,999            3.00                3.09                2.50
$250,000 to $499,999            2.50                2.56                1.75
$500,000 to $999,999            2.00                2.04                1.25
$1 million to $24,999,999       0.50                0.50                0.50
$25 million or more             None                None                None

REDUCTION AND WAIVER OF CLASS A AND CLASS D SALES CHARGES
If you qualify for a reduction or waiver of Class A or Class D sales charges, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. [Insert a statement to state how the value of accounts will be determined for reduction/waiver purposes. For example, Franklin Templeton states the following: "The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current net asset value."] You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See "Reduction of Class A and Class D Sales Charges" and "Waiver of Class A and Class D Sales Charges" below and "Reduction of Class A and Class D Sales Charges" and "Net Asset Value Purchase Privilege (Class A Shares Only)" in the SAI for more information. This information regarding breakpoints is also available free of charge at www.gartmorefunds/funds/ptbreak.jsp.

Reduction of Class A and Class D Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

o A Larger Investment. The sales charge decreases as the amount of your investment increases.

o Rights of Accumulation. You and other family members living at the same address can combine the current value of your Class A investments in all Gartmore Funds (except Gartmore Money Market Fund), in order to qualify for a reduced sales charge. If you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be included.

o Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.

o Share Repurchase Privilege. If you sell Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of selling shares on which you previously paid a sales charge,. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your sale and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

o Letter of Intent Discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Gartmore Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

Waiver of Class A and Class D Sales Charges

Front-end sales charges on Class A and Class D shares are waived for the following purchasers:

o People purchasing shares through an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges. (Class A shares only)
o Directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor. (Class A shares only)
o Any person who pays for shares with proceeds from one of the following sales:
    o   Sales of non-Gartmore Fund shares
    o Sales of Gartmore Fund Class D shares if the new Fund does not offer Class D shares and Class A shares are purchased instead

    To qualify (1) you must have paid the initial sales charge or CDSC on the shares sold, (2) you must purchase the new shares within 60 days of redemption, (3) you must request the waiver when you purchase the new shares. (The Fund may require evidence that you qualify for this waiver.)

o   Retirement plans. (Class A shares only)
o Investment advisory clients of Gartmore Mutual Funds Trust, Gartmore SA Capital Trust and their affiliates. Directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.
[The prospectus supplement dated September 29, 2004 includes a longer list of persons eligible for sales charge waivers. What was the reason for choosing to list these purchasers? Also, the prospectus supplement does not include discussions of Class D shares.]
The Statement of Additional Information lists other investors eligible for sales charge waivers.

Any contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a contingent deferred sales charge are sold first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see "Waiver of

Contingent Deferred Sales Charges-Class A, Class B, and Class C Shares" for a list of situations where a CDSC is not charged.

The CDSCs for Class A shares of other Gartmore Funds are described in their respective prospectuses. If you purchase more than one Gartmore Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Gartmore Funds purchased and is proportional to the amount you redeem from each Gartmore Fund.

CALLOUT BOX: PUT BETWEEN CLASS A AND CLASS B SECTIONS

WAIVER OF CONTINGENT DEFERRED SALES CHARGES
CLASS A, CLASS B, AND CLASS C SHARES
The CDSC is waived on:
o the sale of Class A, Class B or Class C shares purchased through reinvested dividends or distributions. However, a CDSC is charged if you sell your Class B or Class C shares and then reinvest the proceeds in Class B or Class C shares within 30 days. The CDSC is re-deposited into your new account.
o Class B or Class C shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or disability.
o mandatory withdrawals from traditional IRA accounts after age 70-1/2 and for other required distributions from retirement accounts.
o sales of Class C shares from retirement plans offered by the Nationwide Trust Company
o   For more complete information, see the Statement of Additional Information.

CLASS B SHARES

[WE WOULD LIKE TO DISCLOSE THE 4% DEALER CONCESSION IN THIS SECTION. WHO HAS LANGUAGE OR DETAILS?]

Class B shares may be appropriate if you do not want to pay a front-end sales charge and anticipate holding your shares for longer than six years.

If you sell Class B shares within six years of purchase you must pay a contingent deferred sales charge (if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

                                                                   7 years or
Sale within   1 year  2 years  3 years  4 years  5 years  6 years      more
Sales charge    5%       4%       3%       3%       2%       1%         0%

CONVERSION OF CLASS B SHARES

After you hold your Class B shares for seven years, they automatically convert at no charge into Class A shares, which carry the lower Rule 12b-1 fee. Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted; however, the total dollar value will be the same.

CLASS C SHARES

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you sell your Class C shares within the first year after you purchase them you must pay a contingent deferred sales charge of 1%.

For both B and C shares, the contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a contingent deferred sales charge are sold first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See "Waiver of Contingent Deferred Sales Charges-Class A, Class B, and Class C Shares" for a list of situations where a CDSC is not charged.

CLASS R SHARES

Class R Shares are available to retirement plans including:

o   401(k) plans,
o   457 plans,
o   403(b) plans,
o   profit sharing and money purchase pension plans,
o   defined benefit plans,
o   non-qualified deferred compensation plans, and
o other retirement accounts in which the retirement plan or the retirement plan's financial service firm has an agreement with the Distributor to use Class R shares.

The above-referenced plans are generally small and mid-sized retirement plans, having at least $1 million in assets, where shares are held through omnibus accounts that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.

Class R shares are not available to:

o   retail retirement accounts,
o   institutional non-retirement accounts,
o   traditional and Roth IRAs,
o   Coverdell Education Savings Accounts,
o   SEPs and SAR-SEPs,
o   SIMPLE IRAs,
o   one-person Keogh plans,
o   individual 403(b) plans, or
o   529 Plan accounts.

CALL OUT BOX--PLACE BETWEEN CLASS R AND INSTITUTIONAL CLASSES

SHARE CLASSES AVAILABLE ONLY TO INSTITUTIONAL ACCOUNTS
The Fund(s) offer Institutional Service Class, Institutional Class and Class R shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

    o   the level of distribution and administrative services the plan requires,
    o   the total expenses of the share class , and
    o the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.

INSTITUTIONAL SERVICE CLASS SHARES

Institutional Service Class shares are available for purchase only by the following:

o retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;
o retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Fund(s) for these services;
o a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative service fee;
o registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Fund(s) for providing services; or
o life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(a) plans.

INSTITUTIONAL CLASS SHARES

Institutional Class shares are available for purchase only by the following:

    o funds of funds offered by the Distributor or other affiliates of the Fund;
    o retirement plans for which no third-party administrator receives compensation from the Fund(s);
    o institutional advisory accounts of Gartmore Mutual Funds Trust or its affiliates, those accounts which have client relationships with an affiliate of Gartmore Mutual Funds Trust, its affiliates and their corporate sponsors, subsidiaries; and related retirement plans;
    o rollover individual retirement accounts from such institutional advisory accounts;
    o a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative service fees to the financial institution;
    o registered investment advisers investing on behalf of institutions and high net-worth individuals where advisers derive compensation for advisory services exclusively from clients; or
    o high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

SALES CHARGES, DISTRIBUTION PLANS AND SERVICE FEES

SALES CHARGES
Sales charges, if any, are paid to the Funds' distributor, Gartmore Distribution Services, Inc. ("Distributor"). These fees are either kept or paid to your financial adviser or other intermediary.

DISTRIBUTION AND SERVICE FEES
The Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C and Class R shares of the Fund(s) to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services. Class A, Class B, Class C and Class R shares pay distribution and/or service fees to the Distributor. These fees are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services. Institutional Class and Institutional Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds' assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class B, Class C and Class R shares pay the Distributor annual amounts not exceeding the following:

CLASS                      AS A % OF DAILY NET ASSETS
--------------             -----------------------------------------------------
Class A shares             0.25% (distribution or service fee)
Class B shares             1.00% (0.25% service fee)
Class C shares             1.00% (0.25% service fee)
Class R shares             0.50% (0.25% of which may be either a distribution
                           or service fee)

ADMINISTRATIVE SERVICE FEES
Class A, Class R and Institutional Service Class shares may also pay administrative service fees. The Trust pays these fees to providers of recordkeeping and/or other administrative support services. Administrative service fees from Class R shares are paid to those who provide recordkeeping and/or other administrative services to retirement plans and their participants.

REVENUE SHARING
The Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributor may also make payments for marketing, promotional, or related expenses to dealers. The amount of these payments is determined by the Distributor. The manager or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include:

    o   the Funds' Distributor and other affiliates of the manager,
    o   broker-dealers,
    o   financial institutions, and
    o other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales; current or historical assets; or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you.

Contact your financial intermediary for details about revenue sharing payments it may receive.

CONTACTING GARTMORE FUNDS

CUSTOMER SERVICE REPRESENTATIVES are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 1-800-848-0920.

AUTOMATED VOICE RESPONSE Call 1-800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:
    o   make transactions
    o   hear fund price information
    o   obtain mailing and wiring instructions

INTERNET Go to www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:
    o   download Fund prospectuses
    o   obtain information on the Gartmore Funds
    o   access your account information
    o   request transactions, including purchases, redemptions and exchanges

BY REGULAR MAIL Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

BY OVERNIGHT MAIL Gartmore Funds, 3435 Stelzer Road, Columbus Ohio 43219.

BY FAX 614-428-3278

FUND TRANSACTIONS--CLASS A, CLASS B, AND CLASS C SHARES

All transaction orders must be received by the Funds' agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund's NAV to receive that day's NAV.

HOW TO BUY SHARES                     HOW TO EXCHANGE SHARES              HOW TO SELL SHARES
--------------------------------      ---------------------------         --------------------------------
(Be sure to specify the class of      (Exchange privileges may be         (A medallion signature guarantee
shares you wish to purchase)          amended or discontinued upon        may be required. See "Medallion
                                      60-day written notice to            Signature Guarantee" below.)
                                      shareholders.)

Through an authorized intermediary. The Funds' Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds' agent or an authorized intermediary receives your order.

By mail. Complete an application      By mail or fax. You may request an exchange or redemption by mailing
and send with a check made payable    or faxing a letter to letter Gartmore Funds, The letter must include
to: Gartmore Funds. Payment must be   your account numbers and the names of the Fund you wish to exchange
made in U.S. dollars and drawn on a   from and to. The letter must be signed by all account owners. We
U.S. bank. The Funds do not accept    reserve the right to request original documents for any faxed
third-party checks, travelers'        requests.
checks or money orders.

By telephone
You will have automatic telephone privileges unless you decline this option on your application.

The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.

Additional information for selling shares:
The following types of accounts can use the voice-response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minors.

A check made payable to the shareholder of record will be mailed to the address of record.

The Fund may record telephone instructions to sell shares. and may request sale instructions in writing, signed by all shareholders on the account.
On-line. Transactions may be made through the Gartmore funds website. However, The Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. You may have your       Bank wire is not an option for      By bank wire. The Funds can wire
bank transmit funds by (federal       exchanges.                          the proceeds of your sale
funds) wire to the Funds' custodian                                       directly to your account at a
bank, unless you declined automatic                                       commercial bank (a voided check
telephone privileges on your                                              must be attached to your
application. (The authorization                                           application), unless you declined
will be in effect unless you give                                         telephone privileges on your
the Fund written notice of its                                            application. (The authorization
termination.)                                                             will be in effect unless you give
o   If you choose this method                                             the Fund written notice of its
    to open a new account, you                                            termination.)
    must call our toll-free number                                        o   Your proceeds will be
    before you wire your                                                      wired to your bank on the
    investment and arrange to fax                                             next business day after your
    your completed application.                                               order has been processed.
o   Your bank may charge a fee                                            o   Gartmore deducts a $20
    to wire funds.                                                            service fee from the sale
                                                                              proceeds for this service
                                                                          o   Your financial institution
                                                                              may also charge a fee for
                                                                              receiving the wire.
                                                                          o   Funds sent outside the
                                                                              U.S. may be subject to
                                                                              higher fees.

Automated Clearing House is not an option for purchases or exchanges.     By Automated Clearing House
                                                                          (ACH). Your redemption proceeds
                                                                          can be sent to your bank via ACH
                                                                          on the second business day after
                                                                          your order has been processed (a
                                                                          voided check must be attached to
                                                                          your application). Money sent
                                                                          through ACH should reach your
                                                                          bank in two business days. There
                                                                          is no fee for this service. (The
                                                                          authorization will be in effect
                                                                          unless you give the Fund written
                                                                          notice of its termination.)

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.

BUYING SHARES

SHARE PRICE. The net asset value or "NAV" is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

    o calculated at the close of regular trading (usually 4 p.m. Eastern Time) each day the New York Stock Exchange is open.
    o generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number outstanding shares of that class.

The purchase or "offering" price for Fund shares is the NAV (for a particular class) next determined after the order is received, plus any applicable sales charge.

In determining net asset value, the Fund's assets are valued primarily on the basis of market quotations. However, the Trust's Board of Trustees has adopted procedures for making "fair value" determinations if market quotations are not readily available or if the Fund(s)' administrator or agent believes a market price does not represent fair value. Fair value determinations are required for securities whose value is affected by a "significant" event that materially affects the value of a domestic or a foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund's NAV.

The Funds, to the extent that they hold foreign equity securities, will also value securities at fair value in the circumstances described below. Generally, trading in foreign securities markets are completed each day at various times prior to the time of a Fund's NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time of the Funds' NAV is calculated, the Funds will fair value their foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Funds' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When a Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

[Barbara Nugent's Note to Kate, Jim, and Peter: Beth Davin's "plan" on which funds had "short form" fair value disclosure (see pages 20 and 21 of current disclosure and which had "long form", I believe was that any funds that have foreign investments as a principal strategy get the long from (shown above). Jim, you can call Beth if you want to confirm or get more "background". This is my recollection.]

Call out box for this section

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.
- New Year's Day
- Martin Luther King, Jr. Day
- Presidents' Day
- Good Friday
- Memorial Day
- Independence Day
- Labor Day
- Thanksgiving Day
- Christmas Day
- Other days when the New York Stock Exchange is not open.

Call out or sidebar:

                 MINIMUM INVESTMENTS - CLASS A, CLASS B AND CLASS C SHARES To open an account $2,000 (per Fund)
                 To open an IRA account $1,000 (per Fund)

                 Additional investments $100 (per Fund)
                 To start an Automatic Asset
                 Accumulation Plan $1,000

                 Additional Investments
                 (Automatic Asset Accumulation Plan) $50

                 MINIMUM INVESTMENTS - INSTITUTIONAL SERVICE CLASS SHARES

                 To open an account $50,000 (per Fund)
                 Additional investments No Minimum

                 MINIMUM INVESTMENTS - INSTITUTIONAL CLASS SHARES

                 To open an account $1,000,000 (per Fund) Additional investments No Minimum

                 Minimum investment requirements do not apply to certain retirement plans or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

ACCOUNTS WITH LOW BALANCES - CLASS A, CLASS B, CLASS C AND CLASS D SHARES Maintaining small accounts is costly for the Fund(s) and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the Fund(s)' minimum.

o If the value of your account (Class A, Class B or Class C shares only) falls below $2000 ($1000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are sold each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund(s) may waive the quarterly fee.

o The Fund(s) reserve the right to sell your remaining shares and close your account if a sale of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

IN-KIND PURCHASES. The Fund(s) may accept payment for shares in the form of securities that are permissible investments for the Funds.

EXCHANGING SHARES

You may exchange your Fund shares for shares of any Gartmore Fund that is currently accepting new investments as long as:

o   both accounts have the same owner,
o your first purchase in the new fund meets its minimum investment requirement,
o you purchase the same class of shares. For example, you may exchange between Class A shares of any Gartmore Funds, but may not exchange between Class A shares and Class B shares.

The exchange privileges may be amended or discontinued upon 60 days' written notice to shareholders.

Generally, there are no sales charges for exchanges of Class B, Class C, Class R, Institutional Class or Institutional Service Class shares. However,

o if you exchange from Class A shares of a Fund with a lower sales charge to a Fund with a higher sales charge, you may have to pay the difference in the two sales charges.
o if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original fund is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Gartmore Money Market Fund.)

EXCHANGES INTO GARTMORE MONEY MARKET FUND
You may exchange between Class A, Class B, Class C or Institutional Service Class shares and the Prime Shares of the Gartmore Money Market Fund. However, if a sales charge was never paid on your Prime Shares, applicable sales charges apply to exchanges into other fund(s). In addition, if you exchange shares subject to a contingent deferred sales charge, the length of time you own Prime Shares of the Gartmore Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Gartmore Money Market Fund are subject to any CDSC that applies to the original purchase.

SELLING SHARES

You can sell or, in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you sell your shares is the net asset value (minus any applicable sales charges) next determined after the Fund's authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you sell may be worth more or less than their original purchase price depending on the market value of the Fund's investments at the time of the sale.

You may not be able to sell your Fund shares or Gartmore Funds may delay paying your redemption proceeds if:

    o the New York Stock Exchange is closed (other than customary weekend and holiday closings),
    o   trading is restricted, or
    o an emergency exists (as determined by the Securities and Exchange Commission).

Generally, the Fund will pay you for the shares that you sell within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 15 business days from the purchase date to allow time for your payment to clear. The Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

    o   is engaged in excessive trading or
    o if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

Under extraordinary circumstances, a Fund may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Gartmore Funds' ability to make a redemption-in-kind, see the Statement of Additional Information.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund's investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the Fund's current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

CALLOUT BOX

MEDALLION SIGNATURE GUARANTEE

A medallion signature guarantee is required for sales of Class A, Class B, Class C and Class D shares in any of the following instances:
o   your account address has changed within the last 15 business days,
o the redemption check is made payable to anyone other than the registered shareholder,
o the proceeds are sent to a bank account not previously designated or changed within the past 10 business days,
o   the proceeds are mailed to any address other than the address of record, or
o the redemption proceeds are being wired to a bank for which instructions are currently not on your account.
A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer's signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

MAKE THIS A SEPARATE CALL-OUT SECTION

EXCESSIVE TRADING
[PLEASE CONFIRM THAT ALL SUGGESTED REVISIONS ARE ACCURATE BEFORE INCORPORATING THEM TO THE FINAL PROSPECTUS.] [From Barbara: Kate, I note that you deleted "is discouraged." As Wilmer (per Beth) signed off on this disclosure for 2003 prospectus based on their representation of Gartmore in market timing matters, I would suggest you check with Eric Miller before making any substantial revisions in the event he wants Wilmer's input/signoff.] The Funds seek to deter short-term or excessive trading (often described as "market timing"). Excessive trading (either frequent exchanges between Gartmore Funds or sales and repurchases of Gartmore Funds within a short time period) may:

    o   disrupt portfolio management strategies,
    o   increase brokerage and other transaction costs, and
    o   negatively affect fund performance.

Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund's NAV (referred to as "arbitrage market timing"). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield
(junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices. [Insert any other market timing risks that are specific to any of the Funds.]

The Funds' Board of Trustees has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive short-term trading in the Funds:

Monitoring of Trading Activity

The Funds, through the investment adviser and/or subadviser and their agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, as the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's account.

Restrictions on Transactions

THE FUNDS HAVE BROAD AUTHORITY TO TAKE DISCRETIONARY ACTION AGAINST MARKET TIMERS AND AGAINST PARTICULAR TRADES. THEY ALSO HAVE SOLE DISCRETION TO:

    o RESTRICT PURCHASES OR EXCHANGES THAT THEY OR THEIR AGENTS BELIEVE CONSTITUTE EXCESSIVE TRADING.
    o REJECT TRANSACTIONS THAT VIOLATE A FUND'S EXCESSIVE TRADING POLICIES OR ITS EXCHANGE LIMITS

THE FUNDS HAVE ALSO IMPLEMENTED REDEMPTION AND EXCHANGE FEES TO DISCOURAGE EXCESSIVE TRADING AND TO HELP OFFSET THE EXPENSE OF SUCH TRADING.

In general:

o Exchanges may be limited to 12 exchanges out of a particular Fund within a rolling one-year period or an exchange equaling 1% or more of a Fund's NAV may be rejected and
o Redemption and exchange fees are imposed on certain Gartmore Funds. For these Gartmore Funds, the Gartmore Fund will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

Fair Valuation

The Funds have fair value pricing procedures in place. See Section 5, Investing with Gartmore, Buying Shares, Share Pricing. By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which the Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

Despite its best efforts, Gartmore Funds may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, Gartmore Funds may not be able to prevent all market timing and its potential negative impact.

EXCHANGE AND REDEMPTION FEES
In order to discourage excessive trading, the Gartmore Funds impose redemption and exchange fees on certain funds if you sell or exchange your shares within a designated holding period. The exchange fee is paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether an exchange fee applies, shares that were held the longest are redeemed first. If you exchange assets into a Fund with a redemption/exchange fee, a new period begins at the time of the exchange.

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these Funds into another Gartmore Fund if you have held the shares of the fund with the exchange for less than the minimum holding period listed below:

                                                                         MINIMUM
                                                        EXCHANGE/     HOLDING PERIOD
                       FUND                          REDEMPTION FEE       (days)
--------------------------------------------------   --------------   --------------
Gartmore China Opportunities Fund                              2.00%              90
Gartmore Emerging Markets Fund                                 2.00%              90
Gartmore Global Financial Services Fund                        2.00%              90
Gartmore Global Health Sciences Fund                           2.00%              90
Gartmore Global Natural Resources Fund                         2.00%              90
Gartmore Global Technology and Communications Fund             2.00%              90
Gartmore Global Utilities Fund                                 2.00%              90
Gartmore International Growth Fund                             2.00%              90
Gartmore Micro Cap Equity Fund                                 2.00%              90
Gartmore Mid Cap Growth Fund                                   2.00%              90
Gartmore Mid Cap Growth Leaders Fund                           2.00%              90
Gartmore Small Cap Fund                                        2.00%              90
Gartmore Small Cap Growth Fund                                 2.00%              90
Gartmore U.S. Growth Leaders Long-Short Fund                   2.00%              90
Gartmore Value Opportunities Fund                              2.00%              90
Gartmore Worldwide Leaders Fund                                2.00%              90
Gartmore Focus Fund                                            2.00%              30
Gartmore Growth Fund                                           2.00%              30
Gartmore Large Cap Value Fund                                  2.00%              30
Gartmore Nationwide Fund                                       2.00%              30
Gartmore Nationwide Leaders Fund                               2.00%              30
Gartmore U.S. Growth Leaders Fund                              2.00%              30
Gartmore High Yield Bond Fund                                  2.00%               5
Gartmore Bond Fund                                             2.00%               5
Gartmore Tax-Free Fund                                         2.00%               5
Gartmore Government Bond Fund                                  2.00%               5
Gartmore S&P 500 Index Fund                                    2.00%               5
Gartmore International Index Fund                              2.00%               5
Gartmore Mid Cap Market Index Fund                             2.00%               5
Gartmore Small Cap Index Fund                                  2.00%               5
Gartmore Bond Index Fund                                       2.00%               5
Gartmore Convertible Fund                                      2.00%               5

Redemption and exchange fees do not apply to:

    o   Shares sold or exchanged under regularly scheduled withdrawal plans.
    o   Shares purchased through reinvested dividends or capital gains.
    o Shares sold (or exchanged into the Gartmore Money Market Fund) following the death or disability of a shareholder. The disability, determination of disability, and subsequent sale must have occurred during the period the fee applied.
    o Shares sold in connection with mandatory withdrawals from traditional IRAs after age 70-1/2 and other required distributions from retirement accounts.

    o Shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction.
    o Shares sold or exchanged by any "Fund of Funds" that is affiliated with a Fund.

With respect to shares sold or exchanged following the death or disability of a shareholder, mandatory retirement plan distributions or sale within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception.

Only certain intermediaries have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

    o   broker wrap fee and other fee-based programs;
    o omnibus accounts where this is no capability to impose an exchange fee on underlying customers' accounts; and
    o intermediaries that do not or cannot report sufficient information to impose an exchange fee on their customer accounts.

To the extent that exchange and redemption fees cannot be collected on particular transactions and excessive trading occurs, the remaining Fund shareholders bear the expense of such frequent trading.

CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:
    o   Name;
    o   Date of birth (for individuals);
    o Residential or business street address (although post office boxes are still permitted for mailing); and
    o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SECTION 6 DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you can earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distributions varies and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice about your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS AND CAPITAL GAINS
The Fund(s) intend to distribute income dividends to you quarterly in an equity fund or monthly in a daily dividend (fixed income) fund. All income and capital gains distributions (which are paid annually) are automatically reinvested in shares of the applicable Fund. You may request a payment in cash in writing if the distribution is in excess of $5.

Dividends and capital gain distributions you receive from the Funds may be subject to Federal income tax, state taxes or local taxes:

o Any taxable dividends, as well as distributions of short-term capital gains, are federally taxable at applicable ordinary income tax rates.
o Distributions of net long-term capital gains are taxable to you as long-term capital gains.
o For individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gain tax rates, provided that certain holding period requirements are met.
o For corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction.
o Distributions declared in December but paid in January are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

Distributions from the Fund (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax.)

If you invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as "buying a dividend."

SELLING AND EXCHANGING FUND SHARES
Selling your Fund shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Gartmore Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

OTHER TAX JURISDICTIONS
Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

TAX STATUS FOR RETIREMENT PLANS AND OTHER TAX-DEFERRED ACCOUNTS
When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these entities are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

BACKUP WITHHOLDING
You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

SECTION 7 FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the life of each Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the years ended October 31, 2002, 2003 and 2004 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Trust's annual reports, which are available upon request. All other information has been audited by other auditors.

GLOSSARY

Below are definitions of some important terms mentioned in this prospectus. [Limit Glossary to terms mentioned in this prospectus.]

BASIS POINT
A basis point is the smallest unit of measure used in quoting yields on bills, notes and bonds. One hundred basis points equal 1.00%, so one basis point equals one one-hundredth of a percent, or 0.01%. A bond yield that increases from 6.50% to 7.25%, for example, is up 75 basis points.

BOND
A bond is one way for investors to earn a specified interest rate during the period of time that they loan money to an entity (a company or a government agency). At the end of the period (when the bond matures), investors receive their principal back, unless the entity defaults, which may result in a loss of principal as well as some interest payments.

CONVERTIBLE SECURITIES
Convertible securities are those issued by corporations (usually preferred stocks or bonds) that may be exchanged at the option of the shareholder for a fixed number of other securities (usually a corporation's common stock) at a set price or according to a certain formula.

DERIVATIVES
Derivatives are securities contracts that "derive" their value from the performance of an underlying financial asset, index or other investment. An option is one example of a derivative instrument; the option's value changes in relation to the price of an underlying stock. A portfolio's investments in derivative securities can affect its market exposure, duration and/or currency risk. Investors may invest in derivatives as a hedging strategy to offset potential changes in the value of other securities in their portfolios.

DURATION
Duration is a formula that was invented in the late 1930s for measuring bond price volatility based on the bond's "length." It allows for direct comparison of bonds that have different maturities and coupon rates. A bond's duration reflects its price sensitivity to changes in interest rates. Specifically, duration indicates the approximate percentage change in price for every 100-basis-point, or 1%, change in yield. A bond's value drops when interest rates rise, and vice versa. A bond with a duration of three years, for example, will experience a decline in value of about 3% for each 1% rise in interest rates, or rise about 3% in value for each 1% decline in interest rates. Bonds with longer durations have higher risk/volatility.

FUNDAMENTALS
When analysts and portfolio managers are making their decisions about which stocks to recommend for or include in a portfolio, they examine the fundamentals of the company that issues the stock as well as those of its market sector. Company fundamentals include management experience and competence, revenue forecasts, distribution channels, price-to-earnings (P/E) ratio, earnings per share, volume, dividends, price fluctuations, the influence of suppliers and buyers, and pressure from rival competitors. Sector fundamentals include activities such as mergers and acquisitions that might strengthen the companies within the sector, and cyclical effects that stem from the state of the overall economy in which the sector functions.

INDEX
An index is an unmanaged group of securities whose overall performance is used as a standard for measuring the investment performance of stocks, bonds and/or a particular market. Many types of indexes exist; some represent entire markets, such as the U.S. stock market or bond market, and others cover market segments, such as small-capitalization stocks.

INVESTMENT-GRADE BONDS
Investment-grade bonds are those that have been rated within the four highest rating categories by a nationally recognized statistical rating agency, such as Standard & Poor's Corp. or Moody's Investors Service. Such agencies assign each bond a rating after evaluating the bond as well as the financial condition and stability of its issuer. By providing an objective assessment of a bond issuer's ability to repay principal and interest, ratings help investors to judge whether or not a bond issuer is likely to default (fail to repay the interest on or principal amount of the bond).

JUNK BONDS
Bonds that are assigned ratings below the top four rating categories by a nationally recognized rating agency such as Standard & Poor's Corp. or Moody's Investors Service are considered below-investment-grade instruments. They are commonly referred to as junk bonds. A more marketable name for these investments is high-yield bonds. They generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default (failure to repay the interest on or principal amount of the bond.)

MARKET CAPITALIZATION
Market capitalization is a way to measure the size of a company, based on the price of its common stock. A company's size is determined by multiplying the number of outstanding shares of the company's common stock by the current share price.

MARKET-WEIGHTED INDEX
A market-weighted index is one in which the weight given to each security is based on its market capitalization. In a market-weighted index, changes in the share price of a large company's common stock have a greater effect on an index than changes in the share price of a smaller company's common stock.

MATURITY
Maturity refers to the date when the principal amount of a bond is scheduled to be repaid.

MEDALLION SIGNATURE GUARANTEE
Investors who want to transfer or sell securities that they hold in physical certificate form are likely to need their signatures guaranteed before a transfer agent will accept the transactions. A Medallion signature guarantee, which includes a seal applied to the security certificates being processed, is available through a financial institution (bank, credit union, broker-dealer, etc.) that participates in one of several Medallion signature guarantee programs. The guarantee serves as written confirmation that the signature is genuine and valid; should it turn out to be a forgery, the financial institution accepts financial responsibility. The goal of the signature guarantee is to protect investors by preventing the unauthorized transfer of securities. Investors who want to avoid having to get their signatures guaranteed may choose to have their securities held in the name of their brokerage firm (also called "street name") instead of their own names.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities are secured by a pool of mortgage loans on real property. Investors are paid out of the interest and principal on the underlying mortgages. These securities may be issued by private issuers; U.S. government mortgage-backed securities are issued or guaranteed by the U.S. government or one of its agencies. Collateralized mortgage obligations (CMOs) are mortgage-backed bonds that involve a variety of maturity classes called tranches. For collateral, these bonds use mortgage loans or mortgage pass-through securities, such as certificates issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corp. (FHLMC). CMOs also can be issued by private lenders.

OPTION
An option is a contract in which the seller gives the buyer the right, but not the obligation, to buy or sell securities for a certain price on or before a given date. Once that date has passed, the option expires.

RULE 12B-1 FEE
A fee paid from Fund assets to cover the cost of sales, promotions, and other Fund distribution activities, as well as certain shareholder servicing costs.

SECURITIES
Securities are financial instruments that represent ownership (stocks), a debt agreement (bonds) or the rights to ownership (derivatives).

SHORT SALE
A short sale involves the sale of a security that a Fund does not own with the intent to buy the same security later at a lower price. The Fund borrows the security, delivers it to the buyer and is obligated to return the security to the lender at a later date. Investors who participate in short selling can profit if the cost of buying the borrowed security is lower than the price at the time of the initial sale.

STOCK
A stock is a type of security that signifies ownership in a corporation and represents a claim on part of the corporation's assets and earnings. An investor who owns stock in a corporation or owns one or more units in a mutual fund is called a shareholder.

The two main types of stock are common and preferred. Owners of common stock usually have the right to vote at shareholder meetings and can receive dividends that the corporation has declared. Owners of preferred stock generally do not have voting rights, but they have a higher claim on assets and earnings than do owners of common shares. For example, owners of preferred stock receive dividends before owners of common stock and have priority in the event that a corporation goes bankrupt and is liquidated.

BACK COVER

INFORMATION FROM GARTMORE FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents -- which may be obtained free of charge -- contain additional information about the Fund:

    o Statement of Additional Information (incorporated by reference into this Prospectus)
    o Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year)
    o   Semi-Annual Reports

To obtain any of the above documents free of charge, to request other information about a Fund, or to make other shareholder inquiries, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 1-800-848-0920, or write to us at the address listed below, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

FOR ADDITIONAL INFORMATION CONTACT:

BY REGULAR MAIL:
Gartmore Funds
P.O. Box 182205
Columbus, Ohio 43218-2205
(614) 428-3278 (fax)

BY OVERNIGHT MAIL:
Gartmore Funds
3435 Stelzer Road
Columbus, Ohio 43219

FOR 24-HOUR ACCESS:

1-800-848-0920 (toll free) Customer Service Representatives are available
8 a.m. - 9 p.m. Eastern Time, Monday through Friday. Call after 7 p.m. Eastern Time for closing share prices. Also, visit the Gartmore Funds' website at www.gartmorefunds.com.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can obtain copies of Fund documents from the SEC
o   on the SEC's EDGAR database via the Internet at www.sec.gov,
o by electronic request publicinfo@sec.gov, in person at the SEC's Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.), or
o by mail by sending your request to Securities and Exchange Commission Public Reference Section Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)

THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-08495

(C)2005 Gartmore Global Investments, Inc. All rights reserved.

GG-0000 2/05

INTERNATIONAL SERIES

Gartmore China Opportunities Fund
Gartmore Emerging Markets Fund
Gartmore International Growth Fund

www.gartmorefunds.com

PROSPECTUS

February 28, 2005

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

[Please make sure that all performance fee disclosures are reviewed by Eric Miller.]

TABLE OF CONTENTS

SECTION 1 OVERVIEW OF FUND RISKS

SECTION 2 FUND SUMMARIES AND PERFORMANCE
Gartmore China Opportunities Fund......................................
Gartmore Emerging Markets Fund.........................................
Gartmore International Growth Fund.....................................

SECTION 3 FUND DETAILS
Principal Investments..................................................
Temporary Investments..................................................

SECTION 4 FUND MANAGEMENT
Management, Subadvisory, and Performance Based Fees....................
Portfolio Management

SECTION 5 INVESTING WITH GARTMORE
Choosing a Share Class.................................................
Sales Charges, Distribution Plans and Service Fees.....................
Contacting Gartmore Funds..............................................
Buying Shares..........................................................
Exchanging Shares......................................................
Selling Shares.........................................................
Excessive Trading......................................................
Exchange and Redemption Fees...........................................

SECTION 6 DISTRIBUTIONS AND TAXES
Distributions and Capital Gains........................................
Selling and Exchanging Fund Shares.....................................
Other Tax Jurisdictions................................................
Tax Status for Retirement Plans and
Other Tax-Deferred Accounts............................................
Backup Withholding.....................................................

SECTION 7 FINANCIAL HIGHLIGHTS.........................................

GLOSSARY...............................................................

SECTION 1 FUND SUMMARIES AND PERFORMANCE

INTRODUCTION TO THE INTERNATIONAL SERIES
This prospectus provides information about three Funds offered by Gartmore Mutual Funds (the "Trust"):

Gartmore China Opportunities Fund
Gartmore Emerging Markets Fund
Gartmore International Growth Fund

These Funds are primarily intended:

        o To help investors seek to grow their capital by pursuing investment opportunities outside the United States.

Since these Funds invest primarily in securities of foreign companies, they may involve substantially higher risks and greater volatility than mutual funds that invest only in U.S. securities. The Funds may not be appropriate for all investors. To decide if one or more of these Funds is appropriate for your investment program, you should consider your personal investment objectives and financial circumstances, the length of time until you need your money, and the amount of risk you are comfortable taking.

Each Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, each participating Fund will not be pursuing its investment objective. This may result in a lower return for those Funds, and they may miss potential market upswings.

Each Fund may lend securities in order to increase income for the Fund.

As with any mutual fund, there can be no guarantee that these Funds will meet their investment objectives or that a Fund's performance will be positive for any period of time.

Each Fund's investment objective may be changed without shareholder approval.

The Fund Summaries and Performance section summarizes key information about the Funds, including their investment objectives, principal strategies and risks, performance and fees. More detailed information about each Fund can be found in
Section 3, Fund Details

Throughout this prospectus, "Fund" refers to any of the three International Series Funds and "Funds" refers to all three. The words "you" and "your" refer to potential investors and current shareholders of one or more of the Funds. "Gartmore" refers to Gartmore Mutual Funds Capital Trust, the investment adviser for the China Opportunities Fund; Gartmore Global Asset Management Trust, the investment adviser for the Emerging Markets Fund and the International Growth Fund; and the Funds' subadviser, Gartmore Global Partners.

ABOUT SHARE CLASSES
Each Fund offers six different share classes - Class A, Class B, Class C,
Class R, Institutional Service Class, and Institutional Class shares. An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges, and expenses for each share class are different. Multiple share classes allow you to choose the cost structure you prefer. The Fund Summaries include fees and expenses for the Funds and corresponding classes. For help in determining which share class is suitable for you, see Section 5, Choosing a Share Class.

ABOUT THE SUBADVISER'S INVESTMENT STRATEGY
Gartmore conducts proprietary research to form an independent perspective. The heart of Gartmore's investment strategy lies in the stringent analysis of strategic factors such as valuation, earnings quality, industry dynamics, and the assessment of individual company franchises. Gartmore aims to provide strong performance by investing in companies with earnings potential that it believes has been underestimated by the market. Just as importantly, Gartmore attempts to avoid those companies with future earnings that it believes are likely to disappoint.

Gartmore has adopted a team based management approach focusing on bottom-up stock selection within a risk-controlled environment. In making decisions whether to buy or sell a security, portfolio managers are not limited by the turnover rate of the

Fund. Portfolio managers may engage in frequent portfolio transactions, which will lead to higher transaction costs and may also lead to additional tax consequences. An integral part of our process is managing risk on four levels: stock, sector, country and portfolio.

The portfolio managers will typically sell a security if it no longer offers potential for unexpected earnings growth. They specifically monitor:
    o   earnings revisions
    o   stock price performance
    o any information indicating a change in the industry or franchise assessment of a company

SECTION 1 OVERVIEW OF FUND RISKS

All mutual funds are subject to the risk of loss. Gartmore has built sound risk-management processes designed to increase the probability of delivering enhanced risk-adjusted returns over the long term. Across its diverse family of investment offerings, Gartmore strives to combine fundamental security selection with the application of technology to help control risk and enhance returns.

The portfolio managers of each Fund also strive to manage investment risk by holding securities from a number of different companies in order to reduce the potential impact of any one company and by carefully selecting securities they believe to offer the most attractive potential investment opportunities for the Funds.

Following are specific risks that could affect the Funds' performance. [Consider putting up front those risks that are common to all the Funds, then followed by risks in alphabetical order that are applicable to less than all Funds.]

DEPOSITARY RECEIPT RISK (all Funds) refers to the possibility that investing in depositary receipts subjects the Fund to the same risks associated with foreign securities. Those risks include:

     o    the impact of changes in currency exchange rates,
     o    lack of public information about foreign companies, and
     o    political, social and economic instability in the company's country.

Sponsored depositary receipts are issued jointly by the issuer of the underlying security and the financial institution. Unsponsored depositary receipts are issued only by the financial institution and may not provide as much information about the underlying issuer and/or may not carry the same voting privileges as issuer sponsored depositary receipts. Certain depositary receipts may not be listed on an exchange and therefore may be considered illiquid securities.

DERIVATIVES RISK (all Funds) is the risk that the use of derivative securities could disproportionately increase losses and/or reduce opportunities for gains when security prices, currency rates or interest rates change in unexpected ways. Investments in derivatives involve several different risks, including the risks that:

o the other party in the derivatives contract may fail to fulfill its obligations;
o the use of derivatives may reduce liquidity and make the Fund harder to value, especially in declining markets;
o the Fund may suffer disproportionately heavy losses relative to the amount of assets it has invested in derivative contracts; and
o changes in the value of the derivative contracts or other hedging instruments may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKETS RISK (all Funds) is a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

EQUITY-LINKED NOTE RISK. (Gartmore China Opportunities Fund) Equity-linked notes are generally subject to the same risks as the foreign equity securities or the basket of foreign securities they are linked to. Upon the maturity of the note, the holder generally receives a return of principal based on the capital appreciation of the linked security(ies). If the linked security declines in value, the note may return a lower amount at maturity. The trading price of an equity-linked note also depends on the value of the linked security(ies). Equity-linked notes involve further risks associated with:

     o purchases and sales of notes, including the possibility that exchange rate fluctuations may negatively affect the value of a note and
     o    the credit quality of the note's issuer.

Equity-linked notes are frequently secured by collateral. If an issuer defaults, the Fund would look to any underlying collateral to recover its losses. Ratings of issuers of equity-linked notes refer only to the issuer's creditworthiness and the related collateral. They provide no indication of the potential risks of the linked securities.

FOREIGN RISK (all Funds) is the risk that foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve the following risks in addition to those of U.S. investments:

     o    political and economic instability,
     o    the impact of currency exchange rate fluctuations,

     o    reduced information about issuers,
     o    higher transaction costs,
     o    less stringent regulatory and accounting standards, and
     o    delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

GEOGRAPHIC RISK (Gartmore China Opportunities Fund) Concentrating investments in China and Hong Kong subjects the Fund to additional risks and may make it significantly more volatile than geographically diverse mutual funds. Although China has recently begun to institute legal and economic reforms, it has yet to develop comprehensive securities, corporate or commercial laws. Its securities markets are relatively new and undeveloped. There is no assurance that China will continue to implement reform policies or that its policies will succeed. Changes in government policy, political unrest or China's trading status could significantly affect markets in China and Hong Kong. Investing in companies in China and Hong Kong exposes the Fund to risks of government seizure of private property, confiscatory taxation, nationalization of assets, limits on foreign ownership, restrictions on removal of currency or other assets, and exchange control regulations (including currency that is not freely convertible to other currencies). In addition, the Chinese economy depends on other Asian economies and may be significantly affected by currency fluctuations, devaluations and economic activity in these countries including increased competition from Asia's other low-cost emerging economies. China has recently experienced significant economic growth that is partially responsible for a substantial increase in demand for securities issued by Chinese companies and a resulting appreciation in their value. It unlikely that China's economic growth rate and/or the appreciation of Chinese securities can be sustained. There may be a leveling off or even a decrease in the value of these securities.

INITIAL PUBLIC OFFERING RISK (all Funds) is the risk that the Fund will be negatively impacted by purchasing securities that are part of a company's first public offering of stock. The prices of securities issued through an initial public offering (IPO) can be very volatile and transaction costs are often high. The Fund may lose all or a portion of its investment in an IPO. The effect of IPO holdings on the Fund's performance depends on a variety of factors, including:

     o    the number of IPOs the Fund invests in,
     o    the price changes in the IPOs held by the Fund, and
     o    the size of the Fund.

The impact of IPO purchases can have a magnified effect on the Fund's performance, especially if the Fund has a relatively small asset base. Conversely, the impact may be diminished if the Fund's asset base increases. [In light of IPO Inquiry, suggest that Eric Miller review this disclosure.]

MID-CAP AND SMALL CAP RISK. (Gartmore China Opportunities Fund) Investments in mid-sized and smaller companies may involve greater risk than investments in larger, more established companies because their stocks are usually less stable in price and less liquid. To the extent the Fund invests in stocks of small and mid-sized companies, it may be subject to increased risk.

PORTFOLIO TURNOVER RISK. (all Funds) The Funds' managers may engage in active and frequent trading of portfolio securities if they believe this strategy will be beneficial to the Fund. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund's performance and may:
     o    increase share price volatility, and
     o    result in additional tax consequences for Fund shareholders.

SECURITIES LENDING RISK (all Funds) occurs when the lent securities may not be available for sale on a timely basis. The Fund may, therefore, lose the opportunity to sell them at a desirable price. The Fund also may lose its claims on the collateral deposited by the borrower if the borrower fails financially.

STOCK MARKET RISK (all Funds) refers to the possibility that a Fund could lose value if the individual stocks it has invested in and/or the overall stock markets on which the stocks trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by many factors, including:

o    corporate earnings,

o    production,
o    management,
o    sales, and
o market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world political events, and the fluctuation of other stock markets around the world.

FUND SUMMARY: GARTMORE CHINA OPPORTUNITIES FUND

OBJECTIVE
The Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES
Under normal conditions, the Fund invests at least 80% of its assets in securities of companies located in China or Hong Kong. The Fund's portfolio managers aim to provide strong performance by investing in companies located in China or Hong Kong that they believe have the potential to deliver unexpected earnings.

Gartmore generally considers a company to be located in China or Hong Kong if:

o it is organized under the laws of China or Hong Kong or maintains a principal office there; or
o    its securities trade principally in China or Hong Kong; or
o although located in another country, it derives at least 50% of its revenue or earnings from goods or services sold or produced in China or Hong Kong or has at least 50% of its assets there. Gartmore currently believes such companies will be located primarily in Taiwan, Singapore and the U.S.

The Fund may invest in companies of any size, including small to mid capitalization companies, without limit. The Fund invests primarily in:

o    common stocks,
o    initial public offerings ("IPOs"), and
o    depositary receipts

The Fund may also invest in equity-linked notes. For purposes of the Fund's 80% policy described above, equity-linked securities are classified according to their underlying or referenced security or securities.

From time to time, the Fund may use derivatives, such as forward currency exchange contracts, options and futures as a substitute for holding a position in an underlying asset, to increase returns or as part of a hedging strategy to protect the Fund against potential depreciation of the region's currencies compared to the U.S. dollar.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate and depends in part on the portfolio management team's ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund. There is the risk that you will lose money. This Fund involves substantially higher risks and may experience greater volatility than most other mutual funds because of special risks associated with China and Hong Kong.

Although the Fund's portfolio managers strive to reduce the risk of loss by holding a number of different individual securities and by carefully selecting the companies in which they invest, this risk cannot be entirely eliminated. As with any mutual fund, there is no guarantee the Fund will meet its investment objective or that its performance will be positive for any period of time.

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following headings:

o    Depositary receipt risk
o    Derivatives risk
o    Emerging markets risk
o    Equity-linked notes risk
o    Foreign risk
o    Geographic risk
o    IPO risk
o    Portfolio turnover risk
o    Securities lending risk
o    Small- and mid-cap securities risk
o    Stock market risk
(Consider listing the risks in descending order by degree of the risk.)

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information.

PERFORMANCE
Performance information is not provided because the Fund did not have one full calendar year of operations as of the date of this prospectus.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay when buying and holding shares of the Fund depending on the share class you select.

                                                                                                  Institutional
SHAREHOLDER FEES(1)(FEES PAID DIRECTLY FROM                                                          Service      Institutional
YOUR INVESTMENT)                                  Class A     Class B     Class C     Class R         Class           Class
-----------------------------------------------   -------     -------     -------     -------     -------------   -------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)        5.75%(2)    None        None        None              None            None

Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a percentage of
offering or sale price, whichever is less)           None(3)     5.00%(4)    1.00%(5)    None              None            None

Redemption/Exchange Fee (as a percentage of
amount redeemed or exchanged)(6)                     2.00%       2.00%       2.00%       2.00%             2.00%           2.00%

                                                     Applies only to exchanges and redemptions within 90 days after purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT
ARE DEDUCTED FROM FUND ASSETS)

Management Fees(7) (fees paid to have the
Fund's investments professionally managed.)          1.25%       1.25%       1.25%       1.25%             1.25%           1.25%

Distribution and/or Service (12b-1) Fees
(fees paid from Fund assets to cover the cost
of sales, promotions and other distribution
activities, as well as certain shareholder
servicing costs)                                     0.25%       1.00%       1.00%       0.40%(8)          None            None

Other Expenses(9)                                    [  ]%       [  ]%       [  ]%       [  ]%             [  ]%           [  ]%

TOTAL ANNUAL FUND OPERATING EXPENSES                 [  ]%       [  ]%       [  ]%       [  ]%             [  ]%           [  ]%

Amount of Fee Waiver/Expense Reimbursement(10)       [  ]%       [  ]%       [  ]%       [  ]%             [  ]%           [  ]%

TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER
WAIVERS/REIMBURSEMENTS)                              [  ]%       [  ]%       [  ]%       [  ]%             [  ]%           [  ]%

(1) If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.
(2) The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 5, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A and Class D Sales Charges.
(3) A CDSC of up to 1% may apply to certain redemptions of Class A shares if purchased without sales charges and for which a finder's fee is paid. See
     Section 5, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A Sales Charges.
(4) A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 5, Investing with Gartmore: Choosing a Share Class--Class B Shares.
(5) A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 5, Investing with Gartmore: Choosing a Share Class--Class C Shares.
(6) A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 5, Investing with Gartmore: Selling Shares--Redemption and Exchange Fees.
(7) The management fee is a base fee and may increase or decrease depending on the Fund's performance relative to its benchmark. For more information see
     Section 4, Fund Management.
(8) "Distribution and/or Service (12b-1) Fees" for Class R Shares are estimated. These fees could increase to 0.50% of the average daily net assets of the Fund's Class R shares. For more information see Section 4, Fund Management. [Include this footnote only if fees for the Class R shares are still estimated.]

(9) Since the Fund has not completed a full fiscal year, these are estimates for the current fiscal year ending October 31, 2005. These estimates do not take into account the expense limitation agreement between the Trust and Gartmore Mutual Funds Capital Trust (the "Adviser").
(10) The Trust and the Gartmore Mutual Funds Capital Trust (the "Adviser") have entered into a written contract limiting operating expenses to 1.75% at least through February 28, 2006 for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the Adviser made the payments or waived the fees during the Fund's first three years of operations and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of 12b-1 fees and administrative service fees were charged, the "Total Annual Fund
     Operating Expenses (After Waivers/Reimbursements)" could increase to [   ]%
     for Class A shares, [   ]% for Class R shares and [   ]% for Institutional
     Service Class shares before GMF would be required to further limit the Fund's expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in a Fund with the costs of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year   3 Years   5 Years   10 Years
                        ------   -------   -------   --------
Class A Shares*         $[   ]   $ [   ]   $ [   ]   $  [   ]
Class B Shares          $[   ]   $ [   ]   $ [   ]   $  [   ]
Class C Shares          $[   ]   $ [   ]   $ [   ]   $  [   ]
Class R Shares          $[   ]   $ [   ]   $ [   ]   $  [   ]
Institutional Service
Class Shares            $[   ]   $ [   ]   $ [   ]   $  [   ]
Institutional Class     $[   ]   $ [   ]   $ [   ]   $  [   ]

You would pay the following expenses on the same investment if you did not sell your shares: **

                        1 Year   3 Years   5 Years   10 Years
                        ------   -------   -------   --------
Class B Shares          $[   ]   $ [   ]   $ [   ]   $  [   ]
Class C Shares          $[   ]   $ [   ]   $ [   ]   $  [   ]

  * Assumes a contingent deferred sales charge does not apply.
** Expenses paid on investments for Class A (unless your purchase is subject to a contingent deferred sales charge for a purchase of $1,000,000 or more), Class R, Institutional Service Class, and Institutional Class do not change whether or not you sell your shares.

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

FUND SUMMARY: GARTMORE EMERGING MARKETS FUND

OBJECTIVE
The Fund seeks long term capital growth by investing primarily in equity securities of companies located in emerging market countries.

PRINCIPAL STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging markets or developing countries or in companies where a significant portion of their earnings and revenue come from business activities in emerging market countries.

Gartmore considers a country to be emerging if it:

     o is defined as an emerging market country by the International Finance Corporation,
     o    has a low-to-middle income economy according to the World Bank, or
     o    is listed as a developing country in World Bank publications.

Currently, there are more than 25 nations that qualify as emerging market countries, including Brazil, China, South Korea, Mexico and Taiwan.

The Fund strives to identify emerging market countries with the potential for strong economic growth, while trying to avoid emerging markets that might be politically or economically unstable. Within the preferred countries, Gartmore aims to provide strong performance by investing in companies it believes have the potential to deliver unexpected earnings.

The Fund invests primarily in:
o    common stocks,
o    preferred stocks,
o    equity interests in foreign investment funds or trusts, and
o    depositary receipts.

The Fund may use derivatives, primarily futures and options, for efficient portfolio management. The Fund may also invest in securities of mid and small capitalization companies.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate and depends in part on the portfolio management team's ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund. There is the risk that you will lose money. Although the Fund's portfolio managers strive to reduce the risk of loss by holding a number of different individual securities and by carefully selecting both the countries and companies in which they invests, this risk cannot be entirely eliminated. This Fund involves substantially higher risks and may experience greater volatility than most other mutual funds because of the special risks associated with investing in emerging market countries which may have less stable political and economic systems.

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following headings:

o    Depositary receipt risk
o    Derivatives risk
o    Emerging markets risk
o    Foreign risk
o    Portfolio turnover risk
o    Securities lending risk
o    Small- and mid-cap securities risk
o    Stock market risk
(Consider listing the risks in descending order by degree of the risk.)

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information.

PERFORMANCE
The chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund's average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund's past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

ANNUAL RETURNS-CLASS A SHARES* (YEARS ENDED DECEMBER 31)

BAR CHART HERE

Best quarter:
Worst quarter:

----------
* These annual returns do not show the effect of sales charges or taxes.

AVERAGE ANNUAL RETURNS(1)                                                   Since Inception
AS OF DECEMBER 31, 2004                                         One Year   (August 30, 2000)
------------------------------------------------------------    --------   -----------------
Class A shares - Before Taxes
Class A shares - After Taxes on Distributions
Class A shares - After Taxes on Distributions and Sale of
Shares
Class B shares - Before Taxes
Class C shares - Before Taxes(2),(3)
Class R shares - Before Taxes(3)
Institutional Service Class shares - Before Taxes(4)
Institutional Class shares - Before Taxes
Morgan Stanley Capital International (MSCI) Emerging
Markets Free Index(SM4)

(1)  These returns include the impact of expenses and any sales charges.
(2) Returns before the first offering of Class C shares (3/1/01) and Class R shares (10/1/03) are based on the performance of Class B shares. This performance is substantially similar to what Class C and Class R shares would have produced because these three classes invest in the same portfolio of securities. Class C performance has been adjusted to reflect applicable sales charges. Returns for Class R shares have been adjusted to eliminate sales charges that do not apply to that class, but have not been adjusted to reflect its lower expenses.
(3) A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.
(4) Returns before the first offering of Institutional Class shares (6/29/04) are based on the performance of Institutional Service class shares. This performance is substantially similar to what the Institutional Class shares would have produced because both classes invest in the same portfolio of securities. Returns for Institutional Class shares have not been adjusted to reflect its lower expenses.
(5) The MSCI Emerging Markets Free Index is an unmanaged free float-adjusted, market-capitalization index that is designed to measure the performance of companies in emerging markets countries that are available to foreign investors. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay when buying and holding shares of the Fund depending on the share class you select.

                                                                                                  Institutional
SHAREHOLDER FEES(1)(FEES PAID DIRECTLY FROM                                                          Service      Institutional
YOUR INVESTMENT)                                  Class A     Class B     Class C     Class R         Class           Class
-----------------------------------------------   -------     -------     -------     -------     -------------   -------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)        5.75%(2)    None        None        None              None            None

Maximum Deferred Sales Charge (Load) imposed
upon redemptions (as a percentage of offering
or sale price, whichever is less)                     None(3)    5.00%(4)    1.00%(5)    None              None            None

Redemption/Exchange Fee (as a percentage of
amount redeemed or exchanged)(6)                     2.00%       2.00%       2.00%       2.00%             2.00%           2.00%

                                                     Applies only to exchanges and redemptions within 90 days after purchase.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees(7) (fees paid to have the                                                                         1.05% [Please
Fund's investments professionally managed.)          1.05%       1.05%       1.05%       1.05%             1.05%    confirm.]

Distribution and/or Service (12b-1) Fees (fees
paid from Fund assets to cover the cost of
sales, promotions and other Fund distribution
activities, as well as certain shareholder
servicing costs)                                     0.25%       1.00%       1.00%       0.40%(8)          None            None

Other Expenses                                       [  ]%       [  ]%       [  ]%       [  ]%             [  ]%           [  ]%(9)

TOTAL ANNUAL FUND OPERATING EXPENSES                 [  ]%       [  ]%       [  ]%       [  ]%             [  ]%           [  ]%

Amount of Fee Waiver/Expense Reimbursement(10)       [  ]%       [  ]%       [  ]%       [  ]%             [  ]%           [  ]%

TOTAL ANNUAL FUND OPERATING
EXPENSES (AFTER WAIVERS/REIMBURSEMENTS)              [  ]%       [  ]%       [  ]%       [  ]%             [  ]%           [  ]%

(1) If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.
(2) The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 5, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A and Class D Sales Charges.
(3) A CDSC of up to 1% may apply to certain redemptions of Class A shares if purchased without sales charges and for which a finder's fee is paid. See
     Section 5, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A and Class D Sales Charges.
(4) A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 5, Investing with Gartmore: Choosing a Share Class--Class B Shares.
(5) A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 5, Investing with Gartmore: Choosing a Share Class--Class B Shares.
(6) A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 5, Investing with Gartmore: Selling Shares--Redemption and Exchange Fees.
(7) Effective July 1, 2004, the management fee has been lowered to the base management fee above. Beginning July 1, 2005, the base management fee may increase or decrease depending on the Fund's performance relative to its benchmark. For more information see Section 4, Fund Management.

(8) "Distribution and/or Service (12b-1) Fees" for Class R Shares are estimated. These fees could increase to 0.50% of the average daily net assets of the Fund's Class R shares. For more information see Section 4, Fund Management. [Include this footnote only if fees for Class R shares will still be estimated.]
(9) As the Institutional Class had not completed a full fiscal year as of the date of this Prospectus, these are estimates based on actual expenses during the period between its inception on June 29, 2004 and October 31, 2004. These estimates do not take into account the expense limitation agreement between the Trust and Gartmore Global Asset Management (the "Adviser').
(10) The Trust and Gartmore Global Asset Management Trust (the "Adviser") have entered into a written contract limiting operating expenses at least through February 28, 2006 to 1.55% for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the Adviser made the payments or waived the fees during the Fund's first five years of operations and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of 12b-1 fees and administrative service fees were charged, the "Total Annual Fund
     Operating Expenses (After Waivers/Reimbursements)" could increase to [   ]%
     for Class A shares, [   ]% for Class B shares and C shares, [   ]% for
     Class R shares and [   ]% for Institutional Service Class shares before the
     Trust would be required to further limit the Fund's expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year   3 Years   5 Years   10 Years
                        ------   -------   -------   --------
Class A Shares*         $[   ]   $ [   ]   $ [   ]   $  [   ]
Class B Shares          $[   ]   $ [   ]   $ [   ]   $  [   ]
Class C Shares          $[   ]   $ [   ]   $ [   ]   $  [   ]
Class R Shares          $[   ]   $ [   ]   $ [   ]   $  [   ]
Institutional Service
Class Shares            $[   ]   $ [   ]   $ [   ]   $  [   ]
Institutional Class     $[   ]   $ [   ]   $ [   ]   $  [   ]

You would pay the following expenses on the same investment if you did not sell your shares**:

                        1 Year   3 Years   5 Years   10 Years
                        ------   -------   -------   --------
Class B Shares          $[   ]   $ [   ]   $ [   ]   $  [   ]
Class C Shares          $[   ]   $ [   ]   $ [   ]   $  [   ]

 * Assumes a contingent deferred sales charge does not apply.
** Expenses paid on investments for Class A (unless your purchase is subject to a contingent deferred sales charge for a purchase of $1,000,000 or more), Class R, Institutional Service Class, and Institutional Class do not change whether or not you sell your shares.

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

FUND SUMMARY: GARTMORE INTERNATIONAL GROWTH FUND

OBJECTIVE
The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

PRINCIPAL STRATEGIES
The Fund's portfolio managers strive to identify sectors and equity securities of established foreign companies with the potential to deliver unexpected earnings. The primary focus of the managers is on these sectors and equity securities rather than country allocation. The equity securities are economically tied to a number of established foreign companies in both developed countries and emerging markets, other than the United States.

The Fund invests primarily in:
o    common stocks,
o    preferred stocks, and
o    depositary receipts.
(Consider listing the risks in descending order by degree of the risk.)

The Fund may use derivatives, primarily futures and options, for efficient portfolio management. The Fund may also invest in securities of mid and small capitalization companies.

The Fund may temporarily invest in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate and depends in part on the portfolio management team's ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund. There is the risk that you will lose money. Although the Fund's portfolio managers strive to reduce the risk of loss by holding a number of different individual securities and by carefully selecting both the countries and companies in which they invest, this risk cannot be entirely eliminated. The likelihood of a loss generally declines the longer you hold your investment. The Fund may be subject to substantially greater risk than funds that invest solely in the United States.

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following headings:

o    Depositary receipt risk
o    Derivatives risk
o    Emerging markets risk
o    Foreign risk
o    Portfolio turnover risk
o    Small and Mid cap securities risk
o    Stock market risk

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information.

PERFORMANCE
The chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund's average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund's past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

ANNUAL RETURNS-CLASS A SHARES* (YEARS ENDED DECEMBER 31)

BAR CHART HERE

Best quarter:
Worst quarter:

* These annual returns do not show the effect of sales charges or taxes. If sales charges were included, the returns would be lower.

AVERAGE ANNUAL RETURNS(1)                                               Since Inception
AS OF DECEMBER 31, 2004                                     One Year   (August 30, 2000)
---------------------------------------------------------   --------   -----------------
Class A shares - Before Taxes
Class A shares - After Taxes on Distributions
Class A shares - After Taxes on Distributions and Sale of
Shares                                                                             [   ]%(2)
Class B shares - Before Taxes
Class C shares - Before Taxes(3),(4)
Class R shares - Before Taxes(3)
Institutional Service Class shares - Before Taxes
Institutional Class shares - Before Taxes(5)                                       [   ]%
Morgan Stanley Capital International (MSCI) All Country
World Index Free ex U.S.(6)

(1)  These returns include the impact of expenses and any sales charges.
(2) The after-tax lifetime performance of Class A shares assumes that losses on the sale of those shares would offset the taxes paid on distributions and other income. That is why the performance for "Class A shares - After Taxes on Distributions and Sale of Shares" is better than the performance for the same class before taxes.
(3) Returns before the first offering of Class C shares (3/1/01) and Class R shares (10/1/03) are based on the performance of Class B shares. This performance is substantially similar to what Class C and Class R shares would have produced because these three classes invest in the same portfolio of securities. Class C performance has been adjusted to reflect applicable sales charges. Returns for Class R shares have been adjusted to eliminate sales charges that do not apply to that class, but have not been adjusted to reflect its lower expenses.
(4) A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.
(5) Returns before the first offering of Institutional Class shares (6/29/04) are based on the performance of Institutional Service class shares. This performance is substantially similar to what the Institutional Class shares would have produced because both classes invest in the same portfolio of securities. Returns for Institutional Class shares have not been adjusted to reflect its lower expenses.
(6) The MSCI All Country World Index Free ex US Index is an unmanaged free float-adjusted, market-capitalization index that is designed to measure the performance of companies in emerging markets countries that are available to foreign investors. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay when buying and holding shares of the Fund depending on the share class you select.

                                                                                                  Institutional
SHAREHOLDER FEES(1)(FEES PAID DIRECTLY FROM                                                          Service      Institutional
YOUR INVESTMENT)                                  Class A     Class B     Class C     Class R         Class           Class
-----------------------------------------------   -------     -------     -------     -------     -------------   -------------
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)        5.75%(2)    None        None        None              None            None

Maximum Deferred Sales Charge (Load) imposed
upon redemptions (as a percentage of offering
or sale price, whichever is less)                    None(3)     5.00%(4)    1.00%(5)    None              None            None

Redemption/Exchange Fee (as a percentage of
amount redeemed or exchanged)(6)                     2.00%       2.00%       2.00%       2.00%             2.00%           2.00%

                                                     Applies only to exchanges and redemptions within 90 days after purchase.

ANNUAL FUND OPERATING EXPENSES (EXPENSES
THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees(7) (fees paid to have the                                                                         0.90% [Please
Fund's investments professionally managed.)          0.90%       0.90%       0.90%       0.90%             0.90%    confirm.]

Distribution and/or Service (12b-1) Fees (fees
paid from Fund assets to cover the cost of
sales, promotions and other Fund distribution
activities, as well as certain shareholder
servicing costs)                                     0.25%       1.00%       1.00%       0.40%(8)          None            None

Other Expenses                                       [  ]%       [  ]%       [  ]%       [  ]%             [  ]%           [  ]%(9)

TOTAL ANNUAL FUND OPERATING EXPENSES                 [  ]%       [  ]%       [  ]%       [  ]%             [  ]%           [  ]%

Amount of Fee Waiver/Expense Reimbursement           [  ]%       [  ]%       [  ]%       [  ]%             [  ]%           [  ]%

TOTAL ANNUAL FUND OPERATING
EXPENSES (AFTER WAIVERS/REIMBURSEMENTS)(10)          [  ]%       [  ]%       [  ]%       [  ]%             [  ]%           [  ]%

(1) If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.
(2) The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 5, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A and Class D Sales Charges.
(3) A CDSC of up to 1% may apply to certain redemptions of Class A shares if purchased without sales charges and for which a finder's fee is paid. See
     Section 5, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A and Class D Sales Charges.
(4) A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 5, Investing with Gartmore: Choosing a Share Class--Class B Shares.
(5) A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 5, Investing with Gartmore: Choosing a Share Class--Class B Shares.
(6) A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within 90 days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See Section 5, Investing with Gartmore: Selling Shares--Redemption and Exchange Fees.
(7) Effective July 1, 2004, the management fee has been lowered to the base management fee above. Beginning July 1, 2005, the base management fee may increase or decrease depending on the Fund's performance relative to its benchmark. For more information see Section 4, Fund Management.
(8) "Distribution and/or Service (12b-1) Fees" for Class R Shares are estimated. These fees could increase to 0.50% of the average daily net assets of the Fund's Class R shares. For more information see Section 4, Fund Management. [Include this footnote only if fees for Class R shares will still be estimated.]
(9) As the Institutional Class had not completed a full fiscal year as of the date of this Prospectus, these are estimates based on actual expenses during the period between its inception on June 29, 2004 and October 31, 2004. These estimates do not take into account the expense limitation agreement between the Trust and Gartmore Asset Management Trust (the "Adviser').
(10) The Trust and Gartmore Global Asset Management Trust (the "Adviser") have entered into a written contract limiting operating expenses at least through February 28, 2006 to 1.40% for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the Adviser made the payments or waived the fees during the Fund's first five years of operations and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of 12b-1 fees and administrative service fees were charged, the "Total Annual Fund
     Operating Expenses (After Waivers/Reimbursements)" could increase to [   ]%
     for Class A shares, [   ]% for Class R shares and [   ]% for Institutional
     Service Class shares before the Trust would be required to further limit the Fund's expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year   3 Years   5 Years   10 Years
                        ------   -------   -------   --------
Class A Shares*         $[   ]   $ [   ]   $ [   ]   $  [   ]
Class B Shares          $[   ]   $ [   ]   $ [   ]   $  [   ]
Class C Shares          $[   ]   $ [   ]   $ [   ]   $  [   ]
Class R Shares          $[   ]   $ [   ]   $ [   ]   $  [   ]
Institutional Service
Class Shares            $[   ]   $ [   ]   $ [   ]   $  [   ]
Institutional Class     $[   ]   $ [   ]   $ [   ]   $  [   ]

You would pay the following expenses on the same investment if you did not sell your shares**:

                        1 Year   3 Years   5 Years   10 Years
                        ------   -------   -------   --------
Class B Shares          $[   ]   $ [   ]   $ [   ]   $  [   ]
Class C Shares          $[   ]   $ [   ]   $ [   ]   $  [   ]

 * Assumes a contingent deferred sales charge does not apply.
** Expenses paid on investments for Class A (unless your purchase is subject to a contingent deferred sales charge for a purchase of $1,000,000 or more), Class R, Institutional Service Class, and Institutional Class do not change whether or not you sell your shares.

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

SECTION 3 FUND DETAILS

PRINCIPAL INVESTMENTS
To implement the principal investment strategies described in the Fund Summaries, the Funds may use the following types of securities. The Statement of Additional Information contains more information on the Funds' principal investments and strategies and can be requested using the addresses and telephone numbers on the back of this Prospectus.

                                                                     Gartmore China        Gartmore          Gartmore
                                                                      Opportunities        Emerging        International
                                                                          Fund           Markets Fund      Growth Fund
                                                                    ------------------  ---------------  ----------------

Common stocks are securities that represent ownership in a          o                   o                o
corporation. Stockholders share in the corporation's profits and losses in two ways:
o    directly - through any dividends paid by the corporation,
     and
o    indirectly - as the value of a company's stock changes in
     response to the company's profits, growth, or future
     prospects.

Depositary receipts represent ownership interest in an underlying   o                   o                o
security that is held by a depositary, typically a financial institution such as a bank or trust company. They may be
denominated in a currency other than that of the security they represent. Generally, the holder of the depositary receipt
receives all payments of interest, dividends or capital gains that are made on the underlying security. American Depositary
Receipts are issued by a U.S. depositary (usually a U.S. bank), while European and Global Depositary Receipts are issued by a depositary outside of the U.S., (usually a non-U.S. bank or trust company or a foreign branch of a U.S. bank). Sponsored depositary receipts are issued jointly by the financial institutional and the issuer of the underlying security; unsponsored depositary receipts are issued only by the financial institution.

Derivatives are securities contracts whose value is based on the    o                   o                o
performance of an underlying financial asset, index or other investment. For example, an option is a derivative because its value changes relative to the performance of an underlying stock.
An investment in derivatives can alter multiple aspects of a fund's positioning, such as market exposure or currency risk.
Often derivatives are used as a hedging strategy intended to help offset potential changes in the value of other portfolio
securities.

Equity-linked notes are securities whose performance is generally   o
tied to a single stock, a stock index or a basket of stocks. A financial institution or special purpose entity typically issues them. Upon maturity of the note, generally the holder of the note receives principal or any capital appreciation.

Equity interests in foreign investment funds or trusts. In some        [Not included    o                o
countries, it is common practice for U.S. mutual funds to gain       as an investment
market exposure by purchasing shares of investment companies that       strategy.]
in turn invest in the securities of these countries.

Initial public offerings (IPOs) are a company's first offering of   o
stock to the public.

Preferred stock is a type of equity security that typically pays                        o                o
a fixed rate dividend but does not participate in other amounts available for distribution by the issuer. Because a company must usually pay preferred stock dividends before common stock
dividends, preferred stocks generally involve less risk than common stocks. A preferred stock may not appreciate or depreciate as much as a company's common stock unless the preferred stock is convertible into common stock. Based on market conditions, the Fund may select the preferred stock of a company instead of or in addition to its common stock. In some markets, preferred stock may be more liquid than common stock, enabling the Fund to sell the preferred stock more readily at the desired price while also incurring lower transaction costs. Upon liquidation, preferred stocks are entitled to a specified liquidation preference which is generally the same as the par or stated value and have the right to payment before common stock. Preferred stocks do not represent a liability of the issuer and therefore do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of all payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

TEMPORARY INVESTMENTS
Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if a Fund's adviser or subadviser believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks; (4) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

SECTION 3 FUND MANAGEMENT

DETAILS ABOUT THE INVESTMENT ADVISERS AND SUBADVISER
Gartmore Mutual Fund Capital Trust, 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the adviser for Gartmore China Opportunities Fund and is also authorized to select and place portfolio investments on behalf of the Fund, but does not intend to do so at this time. Gartmore Mutual Fund Capital Trust was organized in 1999 as an investment adviser for mutual funds.

Gartmore Global Asset Management Trust, 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428 is the adviser for Gartmore Emerging Markets Fund and Gartmore International Growth Fund. Gartmore Global Asset Management Trust was organized in July 2000 and advises mutual funds and other institutional accounts.

Gartmore Global Partners, 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428 is the subadviser for each Fund and manages its assets in accordance with the investment objective and strategies. Gartmore Global Partners makes investment decisions for the Fund and executes those decisions by placing purchase and sell orders for securities.

Both advisers and the subadviser are part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring ten affiliated investment advisers. Collectively, these affiliates (located in the U.S., U.K. and Japan) had over $x billion in net assets under management as of December 31,
2004, of which almost $[   ] billion is managed by Gartmore Global Asset
Management, $[   ] billion by Gartmore Mutual Fund Capital Trust, and
$[   ] billion by Gartmore Global Partners.

MANAGEMENT FEES

Effective July 1, 2004, the management fee payable by Gartmore Emerging Markets Fund and Gartmore International Growth Fund, expressed as a percentage of each Fund's average daily net assets and not taking into account any applicable waivers, has been lowered to the base fee set forth below. See Management and Subadvisory Fees Expressed as a Percentage of Each Fund's Daily Net Assets. Beginning July 1, 2005, the base fee may be adjusted at various increments upward or downward depending on the Fund's performance relative to its benchmark.

The Gartmore China Opportunity Fund, since commencing operations on
September 30, 2004 [Please confirm], pays its Adviser a base management fee, which is based on the Fund's average daily net assets. The annual management fee payable by the Fund, expressed as a percentage of the Fund's average daily net assets and not taking into account any applicable waivers is listed below. See Management and Subadvisory Fees Expressed as a Percentage of Each Fund's Daily Net Assets. The based management fee may be adjusted based upon the Fund's performance relative to its benchmark.

From the management fee, each Fund's Adviser pays Gartmore Global Partners a subadvisory fee based on the Fund's average daily net assets. The base subadvisory fee may be increased or decreased depending on each Fund's performance relative to its benchmark.

Once a full year has passed after implementation of the performance fees, the performance-based fees are determined at the end of every quarter when each Fund's investment performance (using Class A shares) for the 12-month period preceding the end of that quarter is compared to its respective benchmark. The base management and subadvisory fees are either increased or decreased proportionately by the following amounts based upon how much the Fund outperformed or underperformed its benchmark.

             Out or Underperformance         Change in Fees
             -----------------------         --------------
             +/- 1 percentage point          +/- 0.02%
             +/- 2 percentage points         +/- 0.04%
             +/- 3 percentage points         +/- 0.06%
             +/- 4 percentage points         +/- 0.08%
             +/- 5 percentage points         +/- 0.10%

The first performance fee payment or penalty, if any, will be made at the end of September 2005 for each Fund (15 months after they implemented the performance-based fees on July 1, 2004). Thereafter, performance adjustments will be made quarterly.

The Funds' benchmarks for determining performance-based fees are:

Gartmore China Opportunities Fund    MSCI Zhong Hua Index
Gartmore Emerging Markets Fund       MSCI Emerging Markets Free Index
Gartmore International Growth Fund   MSCI All Country World Index Free ex U.S.

The Statement of Additional Information contains more details about performance-based adjustments. The following table shows the base management and subadvisory fees, as well as the maximum and minimum fees.

MANAGEMENT AND SUBADVISORY FEES
EXPRESSED AS A PERCENTAGE OF EACH FUND'S DAILY NET ASSETS

Net Assets                         Minimum Fee                   Base Fee                  Maximum Fee
-------------------------   -------------------------    ------------------------   ------------------------
                            Management    Subadvisory    Management   Subadvisory   Management   Subadvisory
                            ----------    -----------    ----------   -----------   ----------   -----------
GARTMORE CHINA
OPPORTUNITIES FUND

On assets up to $500
million                           1.15%         0.525%         1.25%         .625%        1.35%        0.725%

On assets of $500 million
and more but less than
$2 billion                        1.10%         0.500%         1.20%         .600%        1.30%        0.700%

On assets of $2 billion
and more                          1.05%         0.475%         1.15%         .575%        1.25%        0.675%

GARTMORE EMERGING MARKETS
FUND

On assets up to $500
million                           0.95%         0.425%         1.05%        0.525%        1.15%        0.625%

On assets of $500 million
and more but less than
$2 billion                        0.90%          0.40%         1.00%         0.50%        1.10%         0.60%

On assets of $2 billion
and more                          0.85%         0.375%          .95%        0.475%        1.05%        0.575%

GARTMORE INTERNATIONAL
GROWTH FUND

On assets up to $500
million                           0.80%          0.35%         0.90%          .45%        1.00%         0.55%

On assets of $500 million
and more but less than
$2 billion                        0.75%         0.325%         0.85%         .425%        0.95%        0.525%

On assets of $2 billion
and more                          0.70%          0.30%         0.80%          .40%        0.90%         0.50%

* Does not take into account any applicable waivers.

Actual Management and Subadvisory Fees Paid During Fiscal Year Ended October 31, 2004

                                      Management Fees      Subadvisory Fees
                                      ---------------      ----------------
Gartmore China Opportunities Fund:                  x%                    x%
Gartmore Emerging Markets Fund:                     x%                    x%
Gartmore International Growth Fund:                 x%                    x%

PORTFOLIO MANAGEMENT TEAM: GARTMORE CHINA OPPORTUNITIES FUND

Philip Ehrmann leads the portfolio management team responsible for the day-to-day management of the Fund. Mr. Ehrmann joined Gartmore in 1995 as Head of the Emerging Markets Equity Team. He was appointed Head of the Pacific and Emerging Markets team in May 2000. Prior to joining Gartmore, Mr. Ehrmann was director of Emerging Markets at Invesco.

Historical Performance of the Portfolio Management Team

Gartmore China Opportunities Fund, which began operations on June 29, 2004, has an investment objective and strategy substantially similar, but not identical to a U.K. registered fund also known as the Gartmore China Opportunities Fund (referred to in this prospectus as the U.K. China Fund). An affiliate of the Fund's subadviser has managed the U.K. China Fund since 1983. The U.K. China Fund has used a strategy similar to the Gartmore China Opportunities Fund since December 29, 2000 and has been managed by the same portfolio manager as the Gartmore China Opportunities Fund since December 31, 2002.

The following chart shows the average annual total returns of the U.K. China Fund. Also included for comparison are performance figures for the MSCI Zhong Hua Index, the Fund's benchmark.

GARTMORE CHINA OPPORTUNITIES FUND (U.K.) - RETAIL CLASS

                                       AVERAGE ANNUAL TOTAL      MSCI ZHONG HUA
                                             RETURN                  INDEX**       HANG SENG INDEX+
                                       --------------------      ---------------   ----------------
1 year ending June 30, 2004                           58.00%               37.22%               N/A
Dec. 29, 2000 to June 30, 2004*                       11.53%                0.53%               N/A
10 years ending June 30, 2004                          6.01%                3.05%              6.56%
20 years ending June 30, 2004                         15.75%                 N/A              17.90%
Since inception (April 29, 1983)                      13.32%                 N/A              15.85%

*Period when the U.K. China Fund had objectives and strategies substantially similar to the Gartmore China Opportunities Fund.
** The MSCI Zhong Hua Index is an unmanaged, free float-adjusted, market-capitalization index that is designed to measure the performance of to measure the performance of companies in the developed markets of China and Hong Kong.
+The Hang Seng Index is an unmanaged index that represents the Hong Kong stock market. It consists of approximately 33 stocks grouped under finance, utilities, properties, and commerce and industry sub-indices, and reflects about 70% of the total market capitalization of all eligible stocks on the main board of the Stock Exchange of Hong Kong.

The historical investment performance of the U.K. China Fund reflects the deduction of an annual fee of 1.50%. These fees are lower than the estimated total annual operating expenses of the Gartmore China Opportunities Fund. If the Fund's expenses were charged, the performance would have been lower. This performance was achieved during a recent period of significant economic growth in China that has been partly responsible for substantial appreciation in the value of, and demand for, securities issued by Chinese companies. It is unlikely this rate of growth can be sustained.

Performance information is for comparison purposes only. THE UK CHINA FUND IS SEPARATE AND DISTINCT FROM THE FUND. ITS PERFORMANCE DOES NOT GUARANTEE SIMILAR RESULTS FOR THE FUND AND SHOULD NOT BE VIEWED AS A SUBSTITUTE FOR THE FUND'S OWN PERFORMANCE.

The performance of the U.K. China Fund may not be comparable to the performance of the Fund because of the following differences:

o    brokerage commissions and dealer spreads
o    expenses (including management fees)
o size of the investment in a particular security in relation to the portfolio size
o timing of purchases and sales (including the effect of market conditions at that time)
o    timing of cash flows into the portfolio
o    availability of cash for new investments.
o unlike the Fund, the U.K. China Fund is not a registered mutual fund under the Investment Company Act of 1940 and, consequently, may not be required to meet the same diversification requirements as mutual funds or follow the same tax restrictions and investment limitations as mutual funds.

PORTFOLIO MANAGEMENT TEAM--GARTMORE EMERGING MARKETS FUND

Philip Ehrmann and Peter Dalgliesh of the Pacific and Emerging Markets Equity Team are the lead portfolio managers for the Gartmore Emerging Markets Fund. They are responsible for the day-to-day management of the Fund, including the selection of the Fund's investments.

Mr. Ehrmann joined Gartmore Global Partners in 1995 as Head of the Emerging Markets Equity Team. He was appointed Head of the Pacific and Emerging Markets Team in May 2000. Previously, Mr. Ehrmann was Director of Emerging Markets at Invesco.

Mr. Dalgliesh joined Gartmore Global Partners as an investment manager on the Pacific and Emerging Markets Equity Team in March 2002. Previously, Mr. Dalgliesh spent seven years at Jupiter Asset Management where he was an Asia Pacific Equity Fund Manager.

PORTFOLIO MANAGEMENT TEAM--GARTMORE INTERNATIONAL GROWTH FUND

The Gartmore Global Partners Global Equities team is responsible for day-to-day management of the Gartmore International Growth Fund. In covering the international investment universe, a team approach allows investors to benefit from the combined skills of all team members.

SECTION 5 INVESTING WITH GARTMORE

CHOOSING A SHARE CLASS

Call-out Box for Choosing a Share Class section:
When selecting a share class, you should consider the following:
     o    Which share classes are available to you,
     o    How long you expect to own your shares,
     o    How much you intend to invest,
     o    Total costs and expenses associated with a particular share class, and
     o    Whether you qualify for any reduction or waiver of sales charges.
Your financial adviser can help you to decide which share class is best suited to your needs.

The Funds offer several different share classes each with different price and cost features. The table below compares Class A, Class B and Class C shares, which are available to all investors.

Class R, Institutional Service Class and Institutional Class shares are available only to certain investors. For eligible investors, Class R, Institutional Service Class shares and Institutional Class shares may be more suitable than Class A, Class B or Class C shares.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.

COMPARING CLASS A, CLASS B AND CLASS C SHARES
CLASSES AND CHARGES                           POINTS TO CONSIDER
----------------------------------            ------------------------------------------------
CLASS A SHARES
Front-end sales charge up to 5.75%            A front-end sales charge means that a portion of
                                              your initial investment goes toward the sales
                                              charge and is not invested.
Contingent deferred sales charge (CDSC)(1)    Reduction and waivers of sales charges are
                                              available.
Annual service and/or 12b-1 fee up to 0.25%   Total annual operating expenses are lower than
                                              Class B and Class C charges which means higher
                                              dividends per share.

                                              No conversion feature.
                                              No maximum investment amount.
CLASS B SHARES
CDSC up to 5.00%                              No front-end sales charge means your full
                                              investment immediately goes toward buying
                                              shares.
Annual service and/or 12b-1 fee up to 1.00%   No reduction of CDSC, but waivers are available.
                                              The contingent deferred sales charge declines
                                              1%each year to zero after six years. Total
                                              annual operating expenses are higher than Class
                                              A charges which means lower dividends per share
                                              are paid.

                                              Automatic conversion to Class A shares after
                                              seven years, which means lower annual expenses
                                              in the future.
                                              Maximum investment amount of $100,000. Larger
                                              investments may be rejected.
CLASS C SHARES
CDSC of 1.00%                                 No front-end sales charge means your full
                                              investment immediately goes toward buying
                                              shares.
Annual service and/or 12b-1 fee up to 1.00%   No reduction of CDSC, but waivers are available.
                                              The contingent deferred sales charge declines to
                                              zero after one year.
                                              Total annual operating expenses are higher than

                                              Class A charges which means lower dividends per
                                              share.
                                              No conversion feature.
                                              Maximum investment amount of $1,000,000(2).
                                              Larger investments may be rejected.

(1) A CDSC of up to 1.00% may be charged on redemptions of Class A within 18 months of purchase if you paid no sales charge on the original purchase and for which a finder's fee was paid. The CDSC covers the finder's fee paid to your financial adviser or other intermediary.

CLASS A SHARES

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-end Sales Charges for Class A Shares.

                                                                 Dealer
                                                               Commission
                         Sales Charge as a percentage of           as
                       ------------------------------------    Percentage
                                        Net Amount Invested   of Offering
Amount of Purchase     Offering Price     (approximately)        Price
--------------------   --------------   -------------------   -----------
Less than $50,000                5.75%                 6.10%         5.00%
$50,000 to $99,999               4.75                  4.99          4.00
$100,000 to $249,999             3.50                  3.63          3.00
$250,000 to $499,999             2.50                  2.56          2.00
$500,000 to $999,999             2.00                  2.04          1.75
$1 million or more               None                  None          None*

* Dealer may be eligible for a finder's fee as described in "Purchasing Class A Shares without a Sales Charge" below.

REDUCTION AND WAIVER OF CLASS A SALES CHARGES

If you qualify for a reduction or waiver of Class A sales charges, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. [Insert a statement to state how the value of accounts will be determined for reduction/waiver purposes. For example, Franklin Templeton states the following: "The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current net asset value."] You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See "Reduction of Class A Sales Charges" and "Waiver of Class A Sales Charges" below and "Reduction of Class A Sales Charges" and "Net Asset Value Purchase Privilege (Class A Shares Only)" in the SAI for more information. This information regarding breakpoints is also available free of charge at www.gartmorefunds/funds/ptbreak.jsp.

Reduction of Class A Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

o A Larger Investment. The sales charge decreases as the amount of your investment increases.
o Rights of Accumulation. You and other family members living at the same address can combine the current value of your Class A investments in all Gartmore Funds (except Gartmore Money Market Fund), in order to qualify for a reduced sales charge. If you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be included.
o Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.
o Share Repurchase Privilege. If you sell Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of selling shares on which you previously paid a sales charge,. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your sale and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)
o Letter of Intent Discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Gartmore Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

Waiver of Class A Sales Charges

Front-end sales charges on Class A shares are waived for the following purchasers:

     o People purchasing shares through an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges.
     o Directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor.
     o    Retirement plans.
     o Investment advisory clients of Gartmore Mutual Funds Trust, Gartmore SA Capital Trust and their affiliates. Directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.
(Note, the September 29, 2004 supplement has a much longer list. Why is it not included here?)

The Statement of Additional Information lists other investors eligible for sales charge waivers.

PURCHASING CLASS A SHARES WITHOUT A SALES CHARGE
Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the funds offered by Gartmore Mutual Funds and Gartmore Mutual Funds II, Inc. (including the Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) of up to 0.15% applies if a "finder's fee" is paid by the Distributor to your financial adviser or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finder's fee paid to the selling dealer.

 The CDSC does not apply:

     o if you are eligible to purchase Class A shares without a sales charge for another reason.
     o to shares acquired through reinvestment of dividends or capital gain distributions.

CONTINGENT DEFERRED SALES CHARGE ON CERTAIN SALES OF CLASS A SHARES

Amount of         $1 million      $4 million     $25 million
Purchase        to $3,999,999   to $24,999,999     or more
If sold within                    18 months
Amount of CDSC       1.00%           0.50%          0.25%

Any contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a contingent deferred sales charge are sold first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see "Waiver of Contingent Deferred Sales Charges-Class A, Class B, and Class C Shares" for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Fund(s) is described above; however, the CDSCs for Class A shares of other Gartmore Funds may be different and are described in their respective prospectuses. If you purchase more than one Gartmore Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Gartmore Funds purchased and is proportional to the amount you redeem from each Gartmore Fund.

CALLOUT BOX: PUT BETWEEN CLASS A AND CLASS B SECTIONS

WAIVER OF CONTINGENT DEFERRED SALES CHARGES
CLASS A, CLASS B, AND CLASS C SHARES

The CDSC is waived on:
o the sale of Class A, Class B or Class C shares purchased through reinvested dividends or distributions. However, a CDSC is charged if you sell your Class B or Class C shares and then reinvest the proceeds in Class B or Class C shares within 30 days. The CDSC is re-deposited into your new account.
o Class B or Class C shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or disability.
o mandatory withdrawals from traditional IRA accounts after age 70-1/2 and for other required distributions from retirement accounts.
o sales of Class C shares from retirement plans offered by the Nationwide Trust Company
o    For more complete information, see the Statement of Additional Information.

CLASS B SHARES

[WE WOULD LIKE TO DISCLOSE THE 4% DEALER CONCESSION IN THIS SECTION. WHO HAS LANGUAGE OR DETAILS?]

Class B shares may be appropriate if you do not want to pay a front-end sales charge and anticipate holding your shares for longer than six years.

If you sell Class B shares within six years of purchase you must pay a contingent deferred sales charge (if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

                                                                     7 years or
Sale within    1 year  2 years  3 years  4 years   5 years  6 years     more
Sales charge      5%       4%       3%       3%        2%      1%        0%

CONVERSION OF CLASS B SHARES

After you hold your Class B shares for seven years, they automatically convert at no charge into Class A shares, which carry the lower Rule 12b-1 fees. Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted; however, the total dollar value will be the same.

CLASS C SHARES

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you sell your Class C shares within the first year after you purchase them you must pay a contingent deferred sales charge of 1%.

For both B and C shares, the contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a contingent deferred sales charge are sold first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See "Waiver of Contingent Deferred Sales Charges-Class A, Class B, and Class C Shares" for a list of situations where a CDSC is not charged.

CLASS R SHARES

Class R Shares are available to retirement plans including:

o    401(k) plans,
o    457 plans,
o    403(b) plans,
o    profit sharing and money purchase pension plans,
o    defined benefit plans,
o    non-qualified deferred compensation plans, and
o other retirement accounts in which the retirement plan or the retirement plan's financial service firm has an agreement with the Distributor to use Class R shares.

The above-referenced plans are generally small and mid-sized retirement plans, having at least $1 million in assets, where shares are

The above-referenced plans are generally small and mid-sized retirement plans, having at least $1 million in assets, where shares are held through omnibus accounts, that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.

Class R shares are not available to:

o    retail retirement accounts,
o    institutional non-retirement accounts,
o    traditional and Roth IRAs,
o    Coverdell Education Savings Accounts,
o    SEPs and SAR-SEPs,
o    SIMPLE IRAs,
o    one-person Keogh plans,
o    individual 403(b) plans, or
o    529 Plan accounts.

CALL OUT BOX--PLACE BETWEEN CLASS R AND INSTITUTIONAL CLASSES

SHARE CLASSES AVAILABLE ONLY TO INSTITUTIONAL ACCOUNTS
The Fund(s) offer Institutional Service Class, Institutional Class and Class R shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

     o the level of distribution and administrative services the plan requires,
     o    the total expenses of the share class , and
     o the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.

INSTITUTIONAL SERVICE CLASS SHARES

Institutional Service Class shares are available for purchase only by the following:

o retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;
o retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Fund(s) for these services;
o a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative service fee;
o registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Fund(s) for providing services; or
o life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(a) plans.

INSTITUTIONAL CLASS SHARES

Institutional Class shares are available for purchase only by the following:

     o funds of funds offered by the Distributor or other affiliates of the Fund;
     o retirement plans for which no third-party administrator receives compensation from the Fund(s);

     o institutional advisory accounts of Gartmore Mutual Funds Trust or its affiliates, those accounts which have client relationships with an affiliate of Gartmore Mutual Funds Trust, its affiliates and their corporate sponsors, subsidiaries; and related retirement plans;
     o rollover individual retirement accounts from such institutional advisory accounts ;
     o a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative service fees to the financial institution;
     o registered investment advisers investing on behalf of institutions and high net-worth individuals where advisers derive compensation for advisory services exclusively from clients; or
     o high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

SALES CHARGES, DISTRIBUTION PLANS AND SERVICE FEES

SALES CHARGES
Sales charges, if any, are paid to the Funds' distributor, Gartmore Distribution Services, Inc. ("Distributor"). These fees are either kept or paid to your financial adviser or other intermediary.

DISTRIBUTION AND SERVICE FEES
The Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C and Class R shares of the Fund(s) to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services. Class A, Class B, Class C and Class R shares pay distribution and/or service fees to the Distributor. These fees are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services. Institutional Class and Institutional Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds' assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class B, Class C and Class R shares pay the Distributor annual amounts not exceeding the following:

CLASS                    AS A % OF DAILY NET ASSETS
------------------       --------------------------
Class A shares           0.25% (distribution or service fee)
Class B shares           1.00% (0.25% service fee)
Class C shares           1.00% (0.25% service fee)
Class R shares           0.50% (0.25% of which may be either a distribution
                         or service fee)

ADMINISTRATIVE SERVICE FEES
Class A, Class R and Institutional Service Class shares may also pay administrative service fees. The Trust pays these fees to providers of recordkeeping and/or other administrative support services. Administrative service fees from Class R shares are paid to those who provide recordkeeping and/or other administrative services to retirement plans and their participants.

REVENUE SHARING
The Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributor may also make payments for marketing, promotional, or related expenses to dealers. The amount of these payments is determined by the Distributor. The manager or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include:

     o    the Funds' Distributor and other affiliates of the manager,
     o    broker-dealers,
     o    financial institutions, and
     o other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales; current or historical assets; or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you.

Contact your financial intermediary for details about revenue sharing payments it may receive.

CONTACTING GARTMORE FUNDS

CUSTOMER SERVICE REPRESENTATIVES are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 1-800-848-0920.

AUTOMATED VOICE RESPONSE Call 1-800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:
     o    make transactions
     o    hear fund price information
     o    obtain mailing and wiring instructions

INTERNET Go to www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:
     o    download Fund prospectuses
     o    obtain information on the Gartmore Funds
     o    access your account information
     o    request transactions, including purchases, redemptions and exchanges

BY REGULAR MAIL Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

BY OVERNIGHT MAIL Gartmore Funds, 3435 Stelzer Road, Columbus Ohio 43219.

BY FAX 614-428-3278

FUND TRANSACTIONS--CLASS A, CLASS B, AND CLASS C SHARES

All transaction orders must be received by the Funds' agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund's NAV to receive that day's NAV.

HOW TO BUY SHARES                     HOW TO EXCHANGE SHARES              HOW TO SELL SHARES
-----------------------------------   ---------------------------------   ------------------
(Be sure to specify the class of      (Exchange privileges may be         (A medallion signature guarantee
shares you wish to purchase)          amended or discontinued upon        may be required. See "Medallion
                                      60-day written notice to            Signature Guarantee" below.)
                                      shareholders.)

Through an authorized intermediary. The Funds' Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds' agent or an authorized intermediary receives your order.

By mail. Complete an application      By mail or fax. You may request an exchange or redemption by mailing
and send with a check made payable    or faxing a letter to letter Gartmore Funds, The letter must include
to: Gartmore Funds. Payment must be   your account numbers and the names of the Fund you wish to exchange
made in U.S. dollars and drawn on a   from and to. The letter must be signed by all account owners. We
U.S. bank. The Funds do not accept    reserve the right to request original documents for any faxed
third-party checks, travelers'        requests.
checks or money orders.

By telephone
You will have automatic telephone privileges unless you decline this option on your application.

The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.

Additional information for selling shares:
The following types of accounts can use the voice-response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minors.

A check made payable to the shareholder of record will be mailed to the address of record.

The Fund may record telephone instructions to sell shares. and may request sale instructions in writing, signed by all shareholders on the account.
On-line. Transactions may be made through the Gartmore funds website. However, The Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. You may have your       Bank wire is not an option for      By bank wire. The Funds can wire
bank transmit funds by (federal       exchanges.                          the proceeds of your sale
funds) wire to the Funds' custodian                                       directly to your account at a
bank, unless you declined automatic                                       commercial bank (a voided check
telephone privileges on your                                              must be attached to your
application. (The authorization                                           application), unless you declined
will be in effect unless you give                                         telephone privileges on your
the Fund written notice of its                                            application. (The authorization
termination.)                                                             will be in effect unless you give
o    If you choose this method to                                         the Fund written notice of its
     open a new account, you must                                         termination.)
     call our toll-free number                                            o    Your proceeds will be wired to
     before you wire your                                                      your bank on the next business
     investment and arrange to fax                                             day after your order has been
     your completed application.                                               processed.
o    Your bank may charge a fee to                                        o    Gartmore deducts a $20 service
     wire funds.                                                               fee from the sale proceeds for
                                                                               this service
                                                                          o    Your financial institution may
                                                                               also charge a fee for
                                                                               receiving the wire.
                                                                          o    Funds sent outside the U.S.
                                                                               may be subject to higher fees.

Automated Clearing House is not an option for purchases or exchanges.     By Automated Clearing House
                                                                          (ACH). Your redemption proceeds
                                                                          can be sent to your bank via ACH
                                                                          on the second business day after
                                                                          your order has been processed (a
                                                                          voided check must be attached to
                                                                          your application). Money sent
                                                                          through ACH should reach your
                                                                          bank in two business days. There
                                                                          is no fee for this service. (The
                                                                          authorization will be in effect
                                                                          unless you give the Fund written
                                                                          notice of its termination.)

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.

BUYING SHARES

SHARE PRICE. The net asset value or "NAV" is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

     o    calculated at the close of regular trading (usually 4 p.m. Eastern
          Time) each day the New York Stock Exchange is open.
     o generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number outstanding shares of that class.

The purchase or "offering" price for Fund shares is the NAV (for a particular class) next determined after the order is received, plus any applicable sales charge.

In determining net asset value, the Fund's assets are valued primarily on the basis of market quotations. However, the Trust's Board of Trustees has adopted procedures for making "fair value" determinations if market quotations are not readily available or if the Fund(s)' administrator or agent believes a market price does not represent fair value. Fair value determinations are required for securities whose value is affected by a "significant" event that materially affects the value of a domestic or a foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund's NAV.

The Funds, because they hold foreign equity securities, will also value securities at fair value in the circumstances described below. Generally, trading in foreign securities markets are completed each day at various times prior to the time of a Fund's NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time of the Funds' NAV is calculated, the Funds will fair value their foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Funds' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When a Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

[Barbara Nugent's Note to Kate, Jim, and Peter: Beth Davin's "plan" on which funds had "short form" fair value disclosure (see pages 20 and 21 of current disclosure and which had "long form", I believe was that any funds that have foreign investments as a principal strategy get the long from (shown above). Jim, you can call Beth if you want to confirm or get more "background". This is my recollection.]

Call out box for this section

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.
- New Year's Day
- Martin Luther King, Jr. Day
- Presidents' Day
- Good Friday
- Memorial Day
- Independence Day
- Labor Day
- Thanksgiving Day
- Christmas Day
- Other days when the New York Stock Exchange is not open.

Call out or sidebar:

                    MINIMUM INVESTMENTS - CLASS A, CLASS B AND CLASS C SHARES To open an account $2,000 (per Fund)
                    To open an IRA account $1,000 (per Fund)

                    Additional investments $100 (per Fund)
                    To start an Automatic Asset
                    Accumulation Plan $1,000

                    Additional Investments
                    (Automatic Asset Accumulation Plan) $50

                    MINIMUM INVESTMENTS - INSTITUTIONAL SERVICE CLASS SHARES

                    To open an account $50,000 (per Fund)
                    Additional investments No Minimum

                    MINIMUM INVESTMENTS - INSTITUTIONAL CLASS SHARES

                    To open an account $1,000,000 (per Fund) Additional investments No Minimum

                    Minimum investment requirements do not apply to certain retirement plans or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

ACCOUNTS WITH LOW BALANCES - CLASS A, CLASS B AND CLASS C SHARES
Maintaining small accounts is costly for the Fund(s) and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the Fund(s)' minimum.

o If the value of your account (Class A, Class B or Class C shares only) falls below $2000 ($1000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are sold each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund(s) may waive the quarterly fee.

o The Fund(s) reserve the right to sell your remaining shares and close your account if a sale of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

IN-KIND PURCHASES. The Fund(s) may accept payment for shares in the form of securities that are permissible investments for the Funds.

EXCHANGING SHARES

You may exchange your Fund shares for shares of any Gartmore Fund that is currently accepting new investments as long as:

o    both accounts have the same owner,
o your first purchase in the new fund meets its minimum investment requirement,
o you purchase the same class of shares. For example, you may exchange between Class A shares of any Gartmore Funds, but may not exchange between Class A shares and Class B shares.

The exchange privileges may be amended or discontinued upon 60 days' written notice to shareholders.

Generally, there are no sales charges for exchanges of Class B, Class C, Class R, Institutional Class or Institutional Service Class shares. However,

o if you exchange from Class A shares of a Fund with a lower sales charge to a Fund with a higher sales charge, you may have to pay the difference in the two sales charges.
o if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original fund is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Gartmore Money Market Fund.)

EXCHANGES INTO GARTMORE MONEY MARKET FUND
You may exchange between Class A, Class B, Class C or Institutional Service Class shares and the Prime Shares of the Gartmore Money Market Fund. However, if a sales charge was never paid on your Prime Shares, applicable sales charges apply to exchanges into other fund(s). In addition, if you exchange shares subject to a contingent deferred sales charge, the length of time you own Prime Shares of the Gartmore Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Gartmore Money Market Fund are subject to any CDSC that applies to the original purchase.

SELLING SHARES

You can sell or, in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you sell your shares is the net asset value (minus any applicable sales charges) next determined after the Fund's authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you sell may be worth more or less than their original purchase price depending on the market value of the Fund's investments at the time of the sale.

You may not be able to sell your Fund shares or Gartmore Funds may delay paying your redemption proceeds if:

     o the New York Stock Exchange is closed (other than customary weekend and holiday closings),
     o    trading is restricted, or
     o an emergency exists (as determined by the Securities and Exchange Commission).

Generally, the Fund will pay you for the shares that you sell within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 15 business days from the purchase date to allow time for your payment to clear. The Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

     o    is engaged in excessive trading or
     o if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

Under extraordinary circumstances, a Fund may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Gartmore Funds' ability to make a redemption-in-kind, see the Statement of Additional Information.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund's investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the Fund's current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

CALLOUT BOX
MEDALLION SIGNATURE GUARANTEE

A medallion signature guarantee is required for sales of Class A, Class B, and Class C shares in any of the following instances:
o    your account address has changed within the last 15 business days,
o the redemption check is made payable to anyone other than the registered shareholder,
o the proceeds are sent to a bank account not previously designated or changed within the past 10 business days,
o    the proceeds are mailed to any address other than the address of record, or
o the redemption proceeds are being wired to a bank for which instructions are currently not on your account.
A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer's signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

MAKE THIS A SEPARATE CALL-OUT SECTION

EXCESSIVE TRADING
[From Barbara: Kate, I note that you deleted "is discouraged." As Wilmer (per
Beth) signed off on this disclosure for 2003 prospectus based on their representation of Gartmore in market timing matters, I would suggest you check with Eric Miller before making any substantial revisions in the event he wants Wilmer's input/signoff.] The Gartmore Funds seek to deter short-term or excessive trading (often described as "market timing"). Excessive trading (either frequent exchanges between Gartmore Funds or sales and repurchases of Gartmore Funds within a short time period) may:

     o    disrupt portfolio management strategies,
     o    increase brokerage and other transaction costs, and
     o    negatively affect fund performance.

Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund's NAV (referred to as "arbitrage market timing"). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield
(junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices. [Insert any other market timing risks that are specific to any of the Funds.]

The Funds' Board of Trustees has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive short-term trading in the Funds:

Monitoring of Trading Activity

The Funds, through the investment adviser and/or subadviser and their agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, as the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's account.

Restrictions on Transactions

THE FUNDS HAVE BROAD AUTHORITY TO TAKE DISCRETIONARY ACTION AGAINST MARKET TIMERS AND AGAINST PARTICULAR TRADES. THEY ALSO HAVE SOLE DISCRETION TO:

     o RESTRICT PURCHASES OR EXCHANGES THAT THEY OR THEIR AGENTS BELIEVE CONSTITUTE EXCESSIVE TRADING.
     o REJECT TRANSACTIONS THAT VIOLATE A FUND'S EXCESSIVE TRADING POLICIES OR ITS EXCHANGE LIMITS

THE FUNDS HAVE ALSO IMPLEMENTED REDEMPTION AND EXCHANGE FEES TO DISCOURAGE EXCESSIVE TRADING AND TO HELP OFFSET THE EXPENSE OF SUCH TRADING.

In general:

o Exchanges may be limited to 12 exchanges out of a particular Fund within a rolling one-year period or an exchange equaling 1% or more of a Fund's NAV may be rejected and
o Redemption and exchange fees are imposed on certain Gartmore Funds. For these Gartmore Funds, the Gartmore Fund will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

Fair Valuation

The Funds have fair value pricing procedures in place. See Section 5, Investing with Gartmore, Buying Shares, Share Pricing. By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which the Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

Despite its best efforts, Gartmore Funds may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, Gartmore Funds may not be able to prevent all market timing and its potential negative impact.

EXCHANGE AND REDEMPTION FEES
In order to discourage excessive trading, the Gartmore Funds impose redemption and exchange fees on certain funds if you sell or exchange your shares within a designated holding period. The exchange fee is paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether an exchange fee applies, shares that were held the longest are redeemed first. If you exchange assets into a Fund with a redemption/exchange fee a new period begins at the time of the exchange.

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these Funds into another Gartmore Fund if you have held the shares of the fund with the exchange for less than the minimum holding period listed below:

                                                                       MINIMUM HOLDING
                                                       EXCHANGE/            PERIOD
                       FUND                          REDEMPTION FEE         (DAYS)
--------------------------------------------------   --------------    ---------------
Gartmore China Opportunities Fund                              2.00%                90
Gartmore Emerging Markets Fund                                 2.00%                90
Gartmore Global Financial Services Fund                        2.00%                90
Gartmore Global Health Sciences Fund                           2.00%                90
Gartmore Global Natural Resources Fund                         2.00%                90
Gartmore Global Technology and Communications Fund             2.00%                90
Gartmore Global Utilities Fund                                 2.00%                90
Gartmore International Growth Fund                             2.00%                90
Gartmore Micro Cap Equity Fund                                 2.00%                90
Gartmore Mid Cap Growth Fund                                   2.00%                90
Gartmore Mid Cap Growth Leaders Fund                           2.00%                90
Gartmore Small Cap Fund                                        2.00%                90
Gartmore Small Cap Growth Fund                                 2.00%                90
Gartmore U.S. Growth Leaders Long-Short Fund                   2.00%                90
Gartmore Value Opportunities Fund                              2.00%                90
Gartmore Worldwide Leaders Fund                                2.00%                90
Gartmore Focus Fund                                            2.00%                30
Gartmore Growth Fund                                           2.00%                30
Gartmore Large Cap Value Fund                                  2.00%                30
Gartmore Nationwide Fund                                       2.00%                30
Gartmore Nationwide Leaders Fund                               2.00%                30
Gartmore U.S. Growth Leaders Fund                              2.00%                30
Gartmore High Yield Bond Fund                                  2.00%                 5
Gartmore Bond Fund                                             2.00%                 5
Gartmore Tax-Free Fund                                         2.00%                 5
Gartmore Government Bond Fund                                  2.00%                 5
Gartmore S&P 500 Index Fund                                    2.00%                 5
Gartmore International Index Fund                              2.00%                 5
Gartmore Mid Cap Market Index Fund                             2.00%                 5
Gartmore Small Cap Index Fund                                  2.00%                 5
Gartmore Bond Index Fund                                       2.00%                 5
Gartmore Convertible Fund                                      2.00%                 5

Redemption and exchange fees do not apply to:

     o    Shares sold or exchanged under regularly scheduled withdrawal plans.
     o    Shares purchased through reinvested dividends or capital gains.
     o Shares sold (or exchanged into the Gartmore Money Market Fund) following the death or disability of a shareholder. The disability, determination of disability, and subsequent sale must have occurred during the period the fee applied.

     o Shares sold in connection with mandatory withdrawals from traditional IRAs after age 70-1/2 and other required distributions from retirement accounts.
     o Shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction.
     o Shares sold or exchanged by any "Fund of Fund" that is affiliated with a Fund.

With respect to shares sold or exchanged following the death or disability of a shareholder, mandatory retirement plan distributions or sale within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception.

Only certain intermediaries have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

     o    broker wrap fee and other fee-based programs;
     o omnibus accounts where this is no capability to impose an exchange fee on underlying customers' accounts; and
     o intermediaries that do not or cannot report sufficient information to impose an exchange fee on their customer accounts.

To the extent that exchange and redemption fees cannot be collected on particular transactions and excessive trading occurs, the remaining Fund shareholders bear the expense of such frequent trading.

CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:
     o    Name;
     o    Date of birth (for individuals);
     o Residential or business street address (although post office boxes are still permitted for mailing); and
     o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SECTION 6 DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you can earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distributions varies and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice about your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS AND CAPITAL GAINS
The Fund(s) intend to distribute income dividends to you quarterly in an equity fund or monthly in a daily dividend (fixed income) fund. All income and capital gains distributions (which are paid annually) are automatically reinvested in shares of the applicable Fund. You may request a payment in cash in writing if the distribution is in excess of $5.

Dividends and capital gain distributions you receive from the Funds may be subject to Federal income tax, state taxes or local taxes:

o Any taxable dividends, as well as distributions of short-term capital gains, are federally taxable at applicable ordinary income tax rates.
o Distributions of net long-term capital gains are taxable to you as long-term capital gains.
o For individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gain tax rates, provided that certain holding period requirements are met.
o For corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction.
o Distributions declared in December but paid in January are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

Distributions from the Fund (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax.)

If you invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as "buying a dividend."

SELLING AND EXCHANGING FUND SHARES
Selling your Fund shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Gartmore Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

OTHER TAX JURISDICTIONS
Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

TAX STATUS FOR RETIREMENT PLANS AND OTHER TAX-DEFERRED ACCOUNTS
When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these entities are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

BACKUP WITHHOLDING
You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

SECTION 7 FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the life of each Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the years ended October 31, 2002, 2003 and 2004 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Trust's annual reports, which are available upon request. All other information has been audited by other auditors. No performance information is provided for Gartmore Small Cap Leaders Fund because the Fund began operations on December 29, 2004, and it does not yet have one full year of performance history.

GLOSSARY

Below are definitions of some important terms mentioned in this prospectus. [Only include terms that appear in this prospectus.]

BASIS POINT
A basis point is the smallest unit of measure used in quoting yields on bills, notes and bonds. One hundred basis points equal 1.00%, so one basis point equals one one-hundredth of a percent, or 0.01%. A bond yield that increases from 6.50% to 7.25%, for example, is up 75 basis points.

BOND
A bond is one way for investors to earn a specified interest rate during the period of time that they loan money to an entity (a company or a government agency). At the end of the period (when the bond matures), investors receive their principal back, unless the entity defaults, which may result in a loss of principal as well as some interest payments.

DEPOSITARY RECEIPTS
To avoid dealing directly with foreign capital markets, investors can trade in international securities through investment vehicles known as depositary receipts. The receipts are created when one bank or trust company buys foreign securities and deposits them in another bank or trust company (known as the depositary). The receipts are held in the depositary's vault and represent ownership of shares of a foreign-based company, entitling shareholders to dividends and capital gains.

DERIVATIVES
Derivatives are securities contracts that "derive" their value from the performance of an underlying financial asset, index or other investment. An option is one example of a derivative instrument; the option's value changes in relation to the price of an underlying stock. A portfolio's investments in derivative securities can affect its market exposure, duration and/or currency risk. Investors may invest in derivatives as a hedging strategy to offset potential changes in the value of other securities in their portfolios.

DURATION
Duration is a formula that was invented in the late 1930s for measuring bond price volatility based on the bond's "length." It allows for direct comparison of bonds that have different maturities and coupon rates. A bond's duration reflects its price sensitivity to changes in interest rates. Specifically, duration indicates the approximate percentage change in price for every 100-basis-point, or 1%, change in yield. A bond's value drops when interest rates rise, and vice versa. A bond with a duration of three years, for example, will experience a decline in value of about 3% for each 1% rise in interest rates, or rise about 3% in value for each 1% decline in interest rates. Bonds with longer durations have higher risk/volatility.

INDEX
An index is an unmanaged group of securities whose overall performance is used as a standard for measuring the investment performance of stocks, bonds and/or a particular market. Many types of indexes exist; some represent entire markets, such as the U.S. stock market or bond market, and others cover market segments, such as small-capitalization stocks.

JUNK BONDS
Bonds that are assigned ratings below the top four rating categories by a nationally recognized rating agency such as Standard & Poor's Corp. or Moody's Investors Service are considered below-investment-grade instruments. They are commonly referred to as junk bonds. A more marketable name for these investments is high-yield bonds. They generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default (failure to repay the interest on or principal amount of the bond.)

MARKET CAPITALIZATION
Market capitalization is a way to measure the size of a company, based on the price of its common stock. A company's size is determined by multiplying the number of outstanding shares of the company's common stock by the current share price.

MARKET-WEIGHTED INDEX
A market-weighted index is one in which the weight given to each security is based on its market capitalization. In a market-weighted index, changes in the share price of a large company's common stock have a greater effect on an index than changes in the share price of a smaller company's common stock.

MATURITY
Maturity refers to the date when the principal amount of a bond is scheduled to be repaid.

OPTION
An option is a contract in which the seller gives the buyer the right, but not the obligation, to buy or sell securities for a certain price on or before a given date. Once that date has passed, the option expires.

SECURITIES
Securities are financial instruments that represent ownership (stocks), a debt agreement (bonds) or the rights to ownership (derivatives).

SHORT SALE
A short sale involves the sale of a security that a Fund does not own with the intent to buy the same security later at a lower price. The Fund borrows the security, delivers it to the buyer and is obligated to return the security to the lender at a later date. Investors who participate in short selling can profit if the cost of buying the borrowed security is lower than the price at the time of the initial sale.

STOCK
A stock is a type of security that signifies ownership in a corporation and represents a claim on part of the corporation's assets and earnings. An investor who owns stock in a corporation or owns one or more units in a mutual fund is called a shareholder.

The two main types of stock are common and preferred. Owners of common stock usually have the right to vote at shareholder meetings and can receive dividends that the corporation has declared. Owners of preferred stock generally do not have voting rights, but they have a higher claim on assets and earnings than do owners of common shares. For example, owners of preferred stock receive dividends before owners of common stock and have priority in the event that a corporation goes bankrupt and is liquidated.

BACK COVER

INFORMATION FROM GARTMORE FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents -- which may be obtained free of charge -- contain additional information about the Fund:

     o Statement of Additional Information (incorporated by reference into this Prospectus)
     o Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year)
     o    Semi-Annual Reports

To obtain a any of the above documents free of charge, to request other information about a Fund, or to make other shareholder inquiries, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 1-800-848-0920, or write to us at the address listed below, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

FOR ADDITIONAL INFORMATION CONTACT:

BY REGULAR MAIL:
Gartmore Funds
P.O. Box 182205
Columbus, Ohio 43218-2205
(614) 428-3278 (fax)

BY OVERNIGHT MAIL:
Gartmore Funds
3435 Stelzer Road
Columbus, Ohio 43219

FOR 24-HOUR ACCESS:
1-800-848-0920 (toll free) Customer Service Representatives are available
8 a.m. - 9 p.m. Eastern Time, Monday through Friday. Call after 7 p.m. Eastern Time for closing share prices. Also, visit the Gartmore Funds' website at www.gartmorefunds.com.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can obtain copies of Fund documents from the SEC
o    on the SEC's EDGAR database via the Internet at www.sec.gov,
o by electronic request publicinfo@sec.gov, in person at the SEC's Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.), or
o by mail by sending your request to Securities and Exchange Commission Public Reference Section Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)

THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-08495

(C)2005 Gartmore Global Investments, Inc. All rights reserved.

GG-0000 2/05

OPTIMAL ALLOCATIONS SERIES

Gartmore Optimal Allocations Fund: Aggressive
Gartmore Optimal Allocations Fund: Moderately Aggressive
Gartmore Optimal Allocations Fund: Moderate
Gartmore Optimal Allocations Fund: Specialty



                                 GARTMORE FUNDS
                              WWW.GARTMOREFUNDS.COM

                                   PROSPECTUS

                                February 28, 2005


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

TABLE OF CONTENTS

SECTION 1 OVERVIEW OF FUND RISKS

SECTION 2 FUND SUMMARIES AND PERFORMANCE
Gartmore Optimal Allocations Fund: Aggressive..........................
Gartmore Optimal Allocations Fund: Moderately Aggressive...............
Gartmore Optimal Allocations Fund: Moderate............................
Gartmore Optimal Allocations Fund: Specialty...........................

SECTION 3 FUND STRATEGIES
Principal Investment Strategies........................................
........................................................................

SECTION 4 FUND MANAGEMENT
Management, Subadvisory, and Performance Based Fees....................
Portfolio Management

SECTION 5 INVESTING WITH GARTMORE
Choosing a Share Class.................................................
Sales Charges, Distribution Plans and Service Fees ....................
Contacting Gartmore Funds..............................................
Buying Shares..........................................................
Exchanging Shares......................................................
Selling Shares.........................................................
Excessive Trading......................................................
Exchange and Redemption Fees...........................................

SECTION 6 DISTRIBUTIONS AND TAXES
Distributions and Capital Gains........................................
Selling and Exchanging Fund Shares.....................................
Other Tax Jurisdictions................................................
Tax Status for Retirement Plans and
Other Tax-Deferred Accounts............................................
Backup Withholding.....................................................

SECTION 7 FINANCIAL HIGHLIGHTS.........................................

APPENDIX A:  ELIGIBLE UNDERLYING FUNDS.................................

GLOSSARY...............................................................

INTRODUCTION TO THE GARTMORE OPTIMAL ALLOCATIONS FUNDS
This Prospectus provides information about the Gartmore Optimal Allocations Funds, a series of four funds designed to provide asset allocation options suitable for a range of investor goals. Each Fund is a "fund of funds" that invests primarily in other mutual funds representing a variety of asset classes. The Funds are offered by Gartmore Mutual Funds (the "Trust").

Gartmore Optimal Allocations Fund: Moderate
Gartmore Optimal Allocations Fund: Moderately Aggressive
Gartmore Optimal Allocations Fund: Aggressive
Gartmore Optimal Allocations Fund: Specialty

These Funds are primarily intended:

o To seek to provide a solution for investors achieve their financial objectives through a professionally managed asset allocation program.
o To seek to provide a solution for investors to maximize long-term total returns at varying levels of risk through broad diversification among multiple asset classes.

To decide which of these Funds is appropriate for your investment program, you should consider your personal investment objectives and financial circumstances, the length of time until you need your money and the amount of risk you are comfortable taking. These Funds are not intended for all investors.

Each Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Typically, this occurs when new money comes into the Fund and has not been invested or during unusual business, economic, political or financial conditions. Should this occur each participating Fund will not be pursuing its investment objective. This may result in a lower return for those Funds, and they may miss potential market upswings.

As with any mutual fund, there can be no guarantee that these Funds will meet their investment objectives or that a Fund's performance will be positive for any period of time.

Each Fund's investment objective may be changed without shareholder approval.

--------------------------------------------------------------------------------

Please note that an investment in any of the Funds is:

o  not guaranteed to meet its investment goal;

o  not a deposit;

o not insured, endorsed or guaranteed by the FDIC or any government agency or financial institution; and

o subject to investment risk, including the possible loss of your original investment.
--------------------------------------------------------------------------------

The Fund Summaries and Performance section summarizes key information about the Funds, including their investment objectives, principal strategies and risks, performance and fees. More information about each Fund can be found in Section 3, Fund Details.

--------------------------------------------------------------------------------
Throughout this prospectus, "Fund" refers to any of the four individual Gartmore Optimal Allocations Funds and "Funds" refers to all four. "Underlying Funds" refers to the mutual funds in which the Funds may invest. The words "you" and "your" refer to potential investors and current shareholders of one or more of the Funds. Gartmore refers to Gartmore Mutual Funds Capital Trust, the Funds' investment adviser

--------------------------------------------------------------------------------

A NOTE ABOUT SHARE CLASSES
Each Fund has six different share classes - Class A, Class B, Class C, Class R, Institutional Service Class, and Institutional Class shares. An investment in any share class of a Fund represents an investment in the same portfolio of securities. However, the fees, sales charges, and expenses for each share class are different. The existence of multiple share classes allows you to choose the cost structure you prefer. The Fund Summaries include fees and expenses for the Funds and corresponding classes. For help in determining which share class is suitable for you, see Section 5, Investing with Gartmore: Choosing a Share Class.

SECTION 1 OVERVIEW OF FUND RISKS

All mutual funds are subject to some risk. Gartmore [not yet defined] has built sound risk-management processes designed to increase the probability of delivering enhanced risk-adjusted returns over the long term. Across its diverse family of investment offerings, Gartmore strives to combine fundamental security selection with the application of technology to help control risk and enhance returns.

The Optimal Allocations Funds also strive to manage risk through multiple layers of diversification. The portfolio managers spread the Funds' holdings among various asset classes as well as among Underlying Funds with distinct portfolio managers, differing investment strategies, and a broad mix of individual holdings. Since different types of investments tend to perform well at different times, this layered diversification strategy increases the possibility that better performing investments within the Funds can reduce or potentially offset the negative impact of periodic weakness in other investments.

Following are specific risks that could affect the Funds' performance. These risks have more or less of an impact on each Fund, depending on how much the Fund has invested in a particular asset class. For example, the Moderately Aggressive Fund, the Aggressive Fund and the Specialty Fund invest more of their assets in stocks and therefore are generally more affected by risks associated with stocks. In contrast, the Moderate Fund, because of this Fund's larger relative allocation to bonds, is generally more affected by risks associated with bonds.

RISKS ASSOCIATED WITH STOCKS

CONCENTRATION RISK is the risk that investing in a select group of securities could subject an Underlying Fund to greater risk of loss and could cause its returns to be significantly more volatile than broad-based market indices and other more diversified mutual funds due to the market movement of a particular industry or industries. Some of the Underlying Funds invest 25% or more of their total assets in a group of companies in one or more industry groups.

To the extent that an Underlying Fund concentrates its securities in one or more sectors or industries, the Underlying Fund may be especially susceptible to factors affecting those industries, including:

o government regulation,
o economic cycles,
o rapid change in products or services, or
o competitive pressures.

MID-CAP AND SMALL-CAP RISK. Investments in mid-sized and smaller companies may involve greater risk than investments in larger, more established companies because their stocks are usually less stable in price and less liquid. To the extent an Underlying Fund invests in stocks of mid-sized and small companies, the Underlying Fund may be subject to increased risk. Small cap companies in the technology and biotechnology industries may be especially subject to abrupt or erratic price movements.

REIT RISK involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, and unexpected vacancies of properties. REITs that invest in real estate mortgages are also subject to prepayment risk. To the extent an Underlying Fund invests in REITs, the Underlying Fund may be subject to these risks.

STOCK MARKET RISK refers to the possibility that an Underlying Fund could lose value if the individual stocks in which the Underlying Fund has invested and/or the overall stock markets in which those stocks trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by many factors, including:

o corporate earnings;
o production;
o management;
o sales; and
o market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

RISKS ASSOCIATED WITH INTERNATIONAL STOCKS

FOREIGN RISK is the risk that foreign securities may be more volatile, harder to price, and less liquid than U.S. securities. Foreign investments involve the following risks in addition to those of U.S. investments:

o political and economic instability,
o the impact of currency exchange rate fluctuations,
o reduced information about issuers,
o higher transaction costs,
o less stringent regulatory and accounting standards, and
o delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities and the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Underlying Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

The Funds may be subject to the additional risks of foreign securities to the extent that an Underlying Fund invests in foreign securities. To the extent that an Underlying Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets.

RISKS ASSOCIATED WITH BONDS AND SHORT-TERM INVESTMENTS

CREDIT RISK is the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when they are due. In addition, if an issuer's financial condition changes, the ratings on the issuer's debt securities may be lowered, which could negatively affect the prices of the securities an Underlying Fund owns. EXTENSION RISK is the risk that principal repayments will not occur as quickly as anticipated, causing the expected maturity of a security to increase. Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Underlying Fund and making their prices more sensitive to rate changes and more volatile.

INFLATION RISK is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. The income produced by these securities is worth less when prices for goods and services rise. To compensate for this loss of purchasing power, the securities trade at lower prices. Inflation also reduces the purchasing power of any income you receive from an Underlying Fund.

INTEREST RATE RISK is the risk that the value of debt securities held by an Underlying Fund may decrease when market interest rates rise. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall. Typically, the longer the maturity of a debt security, the more sensitive the debt security's price will be to interest rate changes.

LOWER-RATED SECURITIES RISK refers to the possibility that an Underlying Fund's investments in junk bonds and other lower-rated or high yield securities will subject the Underlying Fund to substantial risk of loss. Issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities. Prices of high yield securities tend to be very volatile. These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities. The Underlying Fund's investments in lower-rated securities may involve the following specific risks:

o Greater risk of loss due to default because of the increased likelihood that adverse economic or company specific events will make the issuer unable to pay interest and/or principal when due.
o Wider price fluctuations due to changing interest rates and/or adverse economic and business developments.
o Greater risk of loss due to declining credit quality.

PREPAYMENT RISK is the risk that as interest rates decline debt issuers may repay or refinance their loans or obligations earlier than anticipated. The issuers of mortgage-and asset-backed securities may, therefore, repay principal in advance. This forces an Underlying Fund to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Underlying Fund's income.

In addition, changes in prepayment levels can increase the volatility of prices and yields on mortgage- and asset-backed securities. If an Underlying Fund pays a premium (a price higher than the principal amount of the bond) for a mortgage or asset-backed security and that security is prepaid, the Underlying Fund may not recover the premium, resulting in a capital loss.

ADDITIONAL RISKS THAT MAY AFFECT THE FUNDS

DERIVATIVES RISK is the risk that the use of derivative securities could disproportionately increase losses and/or reduce opportunities for gains when security prices, currency rates or interest rates change in unexpected ways. Some Underlying Funds may invest in derivatives, primarily futures and options on futures.

Derivatives investing involves several different risks, including the risk that:

o the other party in the derivatives contract may fail to fulfill that party's obligations

o the use of derivatives may reduce liquidity and make the Underlying Fund harder to value, especially in declining markets

o the Underlying Fund may suffer disproportionately heavy losses relative to the amount of assets it has invested in derivative contracts

o changes in the value of the derivative contracts or other hedging instruments may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EVENT RISK is the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value or credit quality of the a corporation's stocks or bonds due to factors including an unfavorable market response or a resulting increase in the company's debt. Added debt may significantly reduce the credit quality and market value of a company's bonds.

PORTFOLIO TURNOVER RISK. The managers of some Underlying Funds may engage in active and frequent trading of portfolio securities if the managers believe that this will be beneficial. A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Underlying Fund's performance and may:

o increase share price volatility
o result in additional tax consequences for Fund shareholders.

SECTION 2 FUND SUMMARIES AND PERFORMANCE




INVESTMENT OBJECTIVES
Each Fund seeks to maximize total investment return for a given level of risk.

PRINCIPAL STRATEGIES
Each Fund strives to provide diversification through investments in a broad range of asset classes, including: U.S. stocks, international stocks, bonds, short-term investments and specialty assets. Depending on its target risk level, each Fund invests different amounts in these asset classes by using a mix of mutual funds, known as the Underlying Funds.

GARTMORE OPTIMAL ALLOCATIONS FUND: AGGRESSIVE
The Aggressive Fund pursues its objective primarily by seeking growth of capital. The Aggressive Fund's allocation is heavily weighted toward U.S. and international stock investments. This Fund is generally appropriate for investors who are comfortable with substantial risk, with long time horizons or who want to maximize long-term returns and are able to accept possible short-term losses.

GARTMORE OPTIMAL ALLOCATIONS FUND: MODERATELY AGGRESSIVE
The Moderately Aggressive Fund pursues its objective primarily by seeking growth of capital, but also by seeking income. The Moderately Aggressive Fund's allocation is significantly weighted toward stock investments, but also includes some bonds and short-term investments to reduce volatility. This Fund is generally appropriate for investors who want to maximize returns over the long-term and have some tolerance for possible short-term losses. It may also be appropriate for investors seeking additional diversification.

GARTMORE OPTIMAL ALLOCATIONS FUND: MODERATE
The Moderate Fund pursues its objective by seeking both growth of capital and income. The Moderate Fund's allocation is weighted toward stock investments, but also includes a substantial portion in bonds and short-term investments to add income and reduce volatility. This Fund is generally appropriate for investors who have a lower tolerance for risk than more aggressive investors and are seeking both growth and income or those willing to accept moderate short-term price fluctuations in exchange for potentially higher returns over time.

GARTMORE OPTIMAL ALLOCATIONS FUND: SPECIALTY
The Specialty Fund pursues its objective primarily by seeking growth of capital. The Specialty Fund's allocation is heavily weighted towards investments in "Specialty Assets," which typically consist of Underlying Funds that invest in a particular market sector or investment strategy. Specialty Assets offer the potential for greater returns, but also involve greater risks. In most cases, Specialty Assets represent investments in stocks. This Fund is generally appropriate for investors comfortable with substantial risk or those who want to maximize long-term returns and have a high tolerance for possible short-term or even long-term losses. The Specialty Fund is generally not appropriate for conservative investors or those with short time horizons.

The Funds invest in underlying funds that are predominantly actively managed, primarily by the Funds' investment adviser, Gartmore Mutual Fund Capital Trust, or its affiliates. These Underlying Funds invest directly in a wide range of securities in various asset classes. You could invest in an Underlying Fund directly; however, the Funds offer the added benefits of professional asset allocation and an extra measure of diversification.

Each Fund has an initial target allocation range for its chosen asset classes. The Funds' portfolio management team establishes an actual allocation for each Fund and, on a quarterly basis, adjusts each allocation as appropriate based on market movements and other economic factors.

The Funds' Adviser has hired Ibbotson Associates, an asset allocation consulting firm, to help determine the target allocations for each Fund and to help select the Underlying Funds for each asset class and to recommend allocations to the Underlying Funds within each asset class. However, the Adviser ultimately has sole responsibility for determining each Fund's allocation and its investments in Underlying Funds.

Listed below are the asset classes the Funds may invest in, the Underlying Funds chosen for each asset class, and the target asset allocations for each Fund. In the short term, actual allocations may vary from the target; however, the investment strategy should approximate the target allocation over longer investment periods. The Funds do not necessarily invest in every asset class or all of the Underlying Funds. The Funds may also invest in other mutual funds chosen to complement the Underlying Funds listed here. The Adviser may change the specified Underlying Funds at any time.

------------------------------------------------------- -----------------------------------------------------
ASSET CLASSES                                           TARGET ALLOCATIONS:
AND UNDERLYING FUNDS*                                   GARTMORE OPTIMAL ALLOCATIONS FUNDS
------------------------------------------------------- -----------------------------------------------------
                                                        Moderate      Moderately     Aggressive    Specialty
                                                                      Aggressive
------------------------------------------------------- ------------- -------------- ------------- ----------
U.S. STOCKS                                               20 - 30%    20 - 40%       20 - 40%             0%
-----------

                                                          10 - 20%    15 - 25%       15 - 30%

 U.S. LARGE CAP
       (Generally consists of companies with market capitalizations similar to companies in the Standard & Poor's 500 Index.)

       Gartmore Nationwide Fund
       Gartmore U.S. Growth Leaders Fund
       Gartmore Growth Fund                               10 - 20%       5-15%        5 - 15%
       Gartmore Nationwide Leaders Fund
       Gartmore Focus Fund

     U.S. SMALL/MID-CAP
       (Generally consists of companies with market capitalizations similar to companies in the Russell 2000 Index or the Russell MidCap
       Index.)

       Gartmore Small Cap Fund
       Gartmore Small Cap Growth Fund
       Gartmore Value Opportunities Fund
       Gartmore Mid Cap Growth Fund

------------------------------------------------------- ------------- -------------- ------------- ----------
INTERNATIONAL STOCKS                                       5 - 10%     5 - 15%        5 - 10%             0%
--------------------

Gartmore International Growth Fund
Gartmore Worldwide Leaders Fund

------------------------------------------------------- ------------- -------------- ------------- ----------
BONDS AND SHORT-TERM INVESTMENTS                          25 - 35%    15 - 25%         0 - 5%             0%
--------------------------------

Gartmore Bond Fund
Gartmore Government Bond Fund
Gartmore High Yield Bond Fund
Gartmore Morley Enhanced Income Fund
Gartmore Money Market Fund


------------------------------------------------------- ------------- -------------- ------------- ----------
SPECIALTY ASSETS                                          30 - 50%    40 - 60%       50 - 70%           100%
----------------

(Consists of Underlying Funds that invest in a particular market sector or investment strategy.
Specialty Assets offer the potential for greater returns, but also involve greater risks. In most cases, Specialty Assets represent investments in stocks.)

Gartmore Global Financial Services Fund
Gartmore Global Technology and Communications Fund
Gartmore Global Health Sciences Fund
Gartmore Global Natural Resources Fund\
Gartmore Global Utilities Fund
Gartmore Convertible Fund
Gartmore Emerging Markets Fund
Gartmore Micro Cap Equity Fund **
Gartmore U.S. Growth Leaders Long-Short Fund

Unaffiliated Real Estate Funds

-------------------------------------------------------------------------------------------------------------
* For a summary of information about the Underlying Funds, including their investment objectives and principal strategies, see Appendix A, Asset Classes and Underlying Funds.
**The Gartmore Micro Cap Equity Fund ("Micro Cap Fund") closed to new investors effective November 30, 2004. As of the date of this prospectus, the Micro Cap
Fund remains open to investors through the Funds.
-------------------------------------------------------------------------------------------------------------

Normally, the Funds' assets are invested in a manner consistent with the investment objectives and the asset allocations described above. However, the Funds may also invest in cash or money market securities that are considered equivalent to cash. Typically, this would occur when new money comes into the Funds and has not yet been invested or during unusual business, economic, political or financial conditions. There is no limit on the amount the Funds may invest in cash or cash equivalents. A large cash position may reduce the Funds' losses in periods of declining prices and provide liquidity to take advantage of attractive opportunities. However, a large cash position also could prevent the Funds from achieving their investment objectives if securities prices rise. [This language already appears in the Introduction.]

For more information about the Funds' principal investment strategies, please read Section 3, Fund Details

PRINCIPAL RISKS
The value of your investment in any of the Funds will fluctuate and depends in part on the portfolio management team's ability to assess economic conditions and investment opportunities. If the value of a Fund's investments decreases, so will the value of your investment in the Fund. There is the risk that you will lose money. Although the Funds strive to reduce the risk of loss by diversifying across multiple asset classes and by investing in Underlying Funds that hold a number of different individual securities, this risk cannot be entirely eliminated. The likelihood of a loss generally declines the longer you hold your investment.

ASSET ALLOCATION RISK. Each Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and Underlying Funds. Each Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund's investment allocation to it. For a more complete explanation of these risks, please see Section 1, Overview of Fund Risks.

PERFORMANCE RISK. Each Fund's investment performance is directly tied to the performance of the Underlying Funds in which each Fund invests. If one or more of the Underlying Funds fails to meet its investment objective, the Funds' performance could be negatively affected. There can be no assurance that any Fund or Underlying Fund will achieve its investment objective.

Based on each Fund's investment strategy, an investment in a Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in a Fund. The risks are detailed in the overview under the categories and headings below:

To the extent that a Fund invests in Underlying Funds in the U.S. Stocks asset class, the Fund is subject to the following risks: [Consider listing in descending order by degree of risk.]

o Concentration risk
o REIT risk
o Small cap and mid cap risk
o Stock market risk

To the extent that a Fund invests in Underlying Funds in the International Stocks asset class, the Fund is subject to the following risks:

o Foreign risk

To the extent that a Fund invests in Underlying Funds in the Bond and Short-term Investments asset class, the Fund is subject to the following risks: [Consider listing in descending order by degree of risk.]

o Credit risk
o Extension risk
o Inflation risk
o Interest rate risk
o Lower-rated securities risk
o Prepayment risk


Additional risks that may affect the Funds: [Consider listing in descending order by degree of risk.]

o Derivatives risk
o Event risk
o Portfolio turnover risk

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information.


PERFORMANCE

No performance information is provided because the Funds began operations on June 29, 2004, and they do not yet have one full calendar year of performance history.

FEES AND EXPENSES

These tables describe the direct fees and expenses you may pay if you buy and hold shares of the Funds, depending on the share class you select. In addition to these fees, you also indirectly pay a proportion of the Underlying Funds' expenses. See Section 3, Fund Details for more information.

FEE TABLE - MODERATE FUND

------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
SHAREHOLDER FEES(1) (FEES PAID
DIRECTLY FROM YOUR INVESTMENT)        Class A    Class B    Class C    Class R    Institutional    Institutional Class
                                                                                  Service Class
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price(2))      5.75%(2)    None       None       None          None                None
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
Maximum Deferred Sales Charge
(Load) imposed upon redemptions
(as a percentage of offering or
sale price, whichever is less)         None(3)   5.00%(4)   1.00%(5)    None          None                None
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------

------------------------------------ -----------------------------------------------------------------------------------
                                          Applies only to exchanges and redemptions within 90 days after purchase.
------------------------------------ -----------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
Management Fees (fees paid to have
the Fund's investments
professionally managed)                0.15%      0.15%      0.15%      0.15%         0.15%               0.15%
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
Distribution and/or Service
(12b-1) Fees (fees paid from
Fund assets to cover the cost of
sales, promotions and other
distribution activities, as well as
certain shareholder servicing
costs)                                 0.25%     1.00%      1.00%     0.40%(7)        None                None
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
Other Expenses(7)                      [ ] %      [ ] %      [ ] %      [ ] %         [ ]%                [ ]%
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES                               [ ]%       [ ]%       [ ]%       [ ]%          [ ]%                [ ]%
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
Amount of Fee Waiver/Expense
Reimbursement(8)                       [ ]%       [ ]%       [ ]%       [ ]%          [ ]%                [ ]%
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES (AFTER
WAIVERS/REIMBURSEMENTS)                [ ]%       [ ]%       [ ]%       [ ]%          [ ]%                [ ]%
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
INDIRECT ANNUAL EXPENSES(9)            [ ]%       [ ]%       [ ]%       [ ]%          [ ]%                [ ]%
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------

FEE TABLE - MODERATELY AGGRESSIVE FUND

------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
SHAREHOLDER FEES(1) (FEES PAID
DIRECTLY FROM YOUR INVESTMENT)        Class A    Class B    Class C    Class R    Institutional    Institutional Class
                                                                                  Service Class
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price(2))      5.75%(2)    None       None       None          None                None
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
Maximum Deferred Sales Charge
(Load) imposed upon redemptions
(as a percentage of offering or
sale price, whichever is less)         None(3)   5.00%(4)   1.00%(5)    None          None                None
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------

------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
                                          Applies only to exchanges and redemptions within 90 days after purchase.
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
Management Fees (fees paid to have
the Fund's investments
professionally managed)                0.15%      0.15%      0.15%      0.15%         0.15%               0.15%
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
Distribution and/or Service
(12b-1) Fees (fees paid from
Fund assets to cover the cost of
sales, promotions and other
distribution activities, as well as
certain shareholder servicing
costs)                                 0.25%      1.00%      1.00%     0.40%(7)       None                None
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
Other Expenses(7)                      [ ] %      [ ] %      [ ] %      [ ] %         [ ]%                [ ]%
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES                               [ ] %      [ ] %      [ ] %      [ ] %         [ ]%                [ ]%
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
Amount of Fee Waiver/Expense
Reimbursement(8)                       [ ] %      [ ] %      [ ] %      [ ] %         [ ]%                [ ]%
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES (AFTER
WAIVERS/REIMBURSEMENTS)                [ ] %      [ ] %      [ ] %      [ ] %         [ ]%                [ ]%
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
INDIRECT ANNUAL EXPENSES(9)            [ ]%       [ ]%       [ ]%       [ ]%          [ ]%                [ ]%
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------

FEE TABLE - AGGRESSIVE FUND

------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
SHAREHOLDER FEES(1)(FEES PAID
DIRECTLY FROM YOUR INVESTMENT)        Class A    Class B    Class C    Class R    Institutional    Institutional Class
                                                                                  Service Class
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price(2))      5.75%(2)    None       None       None          None                None
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
Maximum Deferred Sales Charge
(Load) imposed upon redemptions
(as a percentage of offering or
sale price, whichever is less)         None(3)   5.00%(4)   1.00%(5)    None          None                None
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------

------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
                                          Applies only to exchanges and redemptions within 90 days after purchase.
------------------------------------ -----------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
Management Fees (fees paid to have
the Fund's investments
professionally managed)                0.15%      0.15%      0.15%      0.15%         0.15%               0.15%
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
Distribution and/or Service
(12b-1) Fees (fees paid from Fund
assets to cover the cost of sales,
promotions and other distribution
activities, as well as certain
shareholder servicing costs)           0.25%      1.00%      1.00%      0.40%(7)      None                None
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
Other Expenses                         [ ]%       [ ]%       [ ]%       [ ]%          [ ]%                [ ]%
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES                               [ ]%       [ ]%       [ ]%       [ ]%          [ ]%                [ ]%
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
Amount of Fee Waiver/Expense
Reimbursement(8)                       [ ]%       [ ]%       [ ]%       [ ]%          [ ]%                [ ]%
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES (AFTER
WAIVERS/REIMBURSEMENTS)                [ ]%       [ ]%       [ ]%       [ ]%          [ ]%                [ ]%
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
INDIRECT ANNUAL EXPENSES(9)            [ ]%       [ ]%       [ ]%       [ ]%          [ ]%                [ ]%
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------

FEE TABLE - SPECIALTY FUND

------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
SHAREHOLDER FEES(1) (FEES PAID
DIRECTLY FROM YOUR INVESTMENT)        Class A    Class B    Class C    Class R    Institutional    Institutional Class
                                                                                  Service Class
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price(2))      5.75%(2)    None       None       None          None                None
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
Maximum Deferred Sales Charge
(Load) imposed upon redemptions
(as a percentage of offering or
sale price, whichever is less)         None(3)   5.00%(4)   1.00%(5)    None          None                None
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------

------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
                                          Applies only to exchanges and redemptions within 90 days after purchase.
------------------------------------ -----------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
Management Fees (fees paid to have
the Fund's investments
professionally managed)                0.15%      0.15%      0.15%      0.15%         0.15%               0.15%
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
Distribution and/or Service
(12b-1) Fees (fees paid from Fund
assets to cover the cost of sales,
promotions and other distribution
activities, as well as certain
shareholder servicing costs)           0.25%      1.00%      1.00%     0.40%(7)       None                None
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
Other Expenses(7)                      [ ]%       [ ] %      [ ] %      [ ] %         [ ]%                [ ]%
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES                               [ ] %      [ ] %      [ ] %      [ ] %         [ ]%                [ ]%
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
Amount of Fee Waiver/Expense
Reimbursement(8)                       [ ] %      [ ] %      [ ] %      [ ] %         [ ]%                [ ]%
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES (AFTER
WAIVERS/REIMBURSEMENTS)                [ ] %      [ ] %      [ ] %      [ ] %         [ ]%                [ ]%
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------
INDIRECT ANNUAL EXPENSES(9)            [ ]%       [ ]%       [ ]%       [ ]%          [ ]%                [ ]%
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------

(1) If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.
(2) The sales charge on
purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 5, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A Sales Charges.

(3) A CDSC of up to 0.15% may apply to certain redemptions of Class A shares if purchased without sales charges and for which a finder's fee is paid. Section 5, Investing with Gartmore: Choosing a Share Class-- Reduction and Waiver of Class A Sales Charges.

(4) A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 5, Investing with
Gartmore: Choosing a Share Class--Class B Shares.

(5) A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 5, Investing with Gartmore: Choosing a Share Class--Class C Shares.

(7) As each of the Funds had not completed a full fiscal year as of the date of this Prospectus, "Distribution and/or Service (12b-1) Fees" for Class R Shares are estimated. These fees could increase to 0.50% of the average daily net assets of each Fund's Class R shares.

(8) The Trust and Gartmore Mutual Funds Trust (the "Adviser" have entered into a written contract limiting operating expenses in each share class to 0.25% at least through February 28, 2006. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, short-sale dividend expenses, 12b-1 fees, and administrative service fees and may exclude other expenses as well. The Funds are authorized to reimburse the Adviser for management fees previously waived and/or for Other Expenses previously paid by the Adviser, as long as the reimbursements do not cause the Funds to exceed the expense limitation in the agreement. Any reimbursements to the Adviser must be within three years of the end of the fiscal year in which the Adviser made or waived the payment for which it is being reimbursed.

(9) Because the Gartmore Optimal Allocations Funds invest primarily in other Gartmore Funds, the Gartmore Optimal Allocations Funds are shareholders of those Underlying Funds. The Underlying Funds do not charge the Funds any sales charge for buying or selling shares. However, the Funds indirectly pay a portion of the Underlying Funds' operating expenses, including management fees. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses described in the fee tables above. Although actual indirect expenses vary depending on how the Funds' assets are spread among the Underlying Funds, this figure represents the hypothetical average expense ratio for each Fund, based on the Fund's target allocation and the Underlying Funds' expense ratios for their most-recent fiscal year or an estimate for the current fiscal year (after fee waivers and reimbursements).

EXAMPLE

This Example is intended to help you compare the cost of investing in a Fund with cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 Year 3 Years
--------------------------------------------------------------------
Aggressive Fund
 Class A Shares* $[   ] $[   ]
 Class B Shares $[   ] $[   ]
 Class C Shares $[   ] $[   ]
 Class R Shares $[   ] $[   ]
 Institutional Service
 Class Shares $[   ] $[   ]
 Institutional Class Shares $[   ] $[   ]
--------------------------------------------------------------------
Moderately Aggressive Fund
 Class A Shares* $[   ] $[   ]
 Class B Shares $[   ] $[   ]
 Class C Shares $[   ] $[   ]
 Class R Shares $[   ] $[   ]
 Institutional Service
 Class Shares $[   ] $[   ]
 Institutional Class Shares $[   ] $[   ]
--------------------------------------------------------------------
Moderate Fund
 Class A Shares* $[   ] $[   ]
 Class B Shares $[   ] $[   ]
 Class C Shares $[   ] $[   ]
 Class R Shares $[   ] $[   ]
 Institutional Service
 Class Shares $[   ] $[   ]
 Institutional Class Shares $[   ] $[   ]
--------------------------------------------------------------------
Specialty Fund
 Class A Shares* $[   ] $[   ]
 Class B Shares $[   ] $[   ]
 Class C Shares $[   ] $[   ]
 Class R Shares $[   ] $[   ]
 Institutional Service
 Class Shares $[   ] $[   ]
 Institutional Class Shares $[   ] $[   ]
--------------------------------------------------------------------

You would pay the following expenses on the same investment if you did not sell your shares:**


 1 Year 3 Years
--------------------------------------------------------------------
Aggressive Fund
 Class B Shares $[   ] $[   ]
 Class C Shares $[   ] $[   ]
--------------------------------------------------------------------
Moderately Aggressive Fund
 Class B Shares $[   ] $[   ]
 Class C Shares $[   ] $[   ]
--------------------------------------------------------------------
Moderate Fund
 Class B Shares $[   ] $[   ]
 Class C Shares $[   ] $[   ]
--------------------------------------------------------------------
Specialty Fund
 Class B Shares $[   ] $[   ]
 Class C Shares $[   ] $[   ]
--------------------------------------------------------------------

  *Assumes a CDSC does not apply.
 **Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

SECTION 3 FUND STRATEGIES

PRINCIPAL INVESTMENT STRATEGIES
The Gartmore Optimal Allocations Funds strive to provide shareholders with a high level of diversification across major asset classes through professionally selected investments in the Underlying Funds.

First, the portfolio management team determins each Fund's actual asset allocation. The Funds' portfolio management team bases this decision on each Fund's target risk level, the expected return potential of each asset class, the anticipated risks or volatility of each asset class, and similarities or differences in the typical investment cycles of the various asset classes. In making asset allocation decisions, the portfolio management team will typically confer with Ibbotson and Associates, a leading provider of asset allocation consulting services.

Once the asset allocation is determined, the portfolio management team selects the Underlying Funds. In general, the Funds do not invest in all Underlying Funds in a particular asset class, but instead select a limited number of Underlying Funds considered most appropriate for each Fund's investment objective and target risk level. In selecting Underlying Funds, the portfolio management team considers a variety of factors in the context of current economic and market conditions, including the Underlying Fund's investment strategy, risk profile, and historical performance.

The potential rewards and risks associated with each Fund depend on both the asset class allocations and the chosen mix of Underlying Funds. The portfolio management team periodically review asset allocations and continually monitor the mix of Underlying Funds in order to meet their investment objectives, although there can be no guarantee that the Funds will meet such objectives.

TEMPORARY INVESTMENTS
Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if a Fund's adviser or subadviser believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks; (4) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be persuing its investment objective and may miss potential market upswings.

SECTION 4 FUND MANAGEMENT

INVESTMENT ADVISER
Gartmore Mutual Fund Capital Trust, located at 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the Funds' adviser and is responsible for overseeing the investment of the Funds' assets and supervising the daily business affairs of the Funds. Gartmore Mutual Fund Capital Trust was organized in 1999 as an investment adviser for mutual funds. As of December 31, 2004, the Adviser and its U.S. affiliates had approximately $[ ] billion in assets under management, of which the Adviser manages approximately $[ ] billion. The Adviser is located.

The Adviser determines the asset allocation for each Fund, selects the appropriate mix of Underlying Funds, monitors the performance and positioning of the Underlying Funds, and also selects and monitors any non-affiliated mutual funds held by the Funds. For these services, each Fund pays the Adviser an annual management fee. This is in addition to the indirect fees that the Funds pay as shareholders of the Underlying Funds. The Adviser and the Board of Trustees concur that the fees paid to the Adviser are for services in addition to the services provided by the Underlying Funds and do not duplicate those services.

The annual management fees, expressed as a percentage of each Fund's average daily net assets and not taking into account any applicable waivers is 0.15% for each Fund.




PORTFOLIO MANAGEMENT TEAM
Each Fund is managed by a team of portfolio managers and research analysts employed by the Adviser. Ibbotson Associates assists the Adviser in determining the appropriate asset class allocations for each Fund and in selecting Underlying Funds for each asset class. However, the Adviser ultimately has sole authority over the allocation of the Funds' assets and the selection of specific Underlying Funds.

Call-out box:
Ibbotson Associates Advisors, LLC, founded in 1977 by Professor Roger Ibbotson, is a leading authority on asset allocation. Ibbotson provides extensive training, client education materials, asset allocation, investment management services and software to help its clients, which include brokerage firms, mutual fund companies, banks, insurance companies, individual planners, investment consultants, plan sponsors, and investment managers.

SECTION 5 INVESTING WITH GARTMORE

CHOOSING A SHARE CLASS

Call-out Box for Choosing a Share Class section:
When selecting a share class, you should consider the following:

   o Which share classes are available to you,
   o How long you expect to own your shares,
   o How much you intend to invest,
   o Total costs and expenses associated with a particular share class, and
   o Whether you qualify for any reduction or waiver of sales charges.

Your financial adviser can help you to decide which share class is best suited to your needs.

The Gartmore Funds [undefined term] offer several different share classes each with different price and cost features. The table below compares Class A, Class B and Class C shares, which are available to all investors.

Class R, Institutional Service Class and Institutional Class shares are available only to certain investors. For eligible investors, Class R, Institutional Service Class shares and Institutional Class shares may be more suitable than Class A, Class B or Class C shares.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.

                               COMPARING CLASS A, CLASS B AND CLASS C SHARES

CLASSES AND CHARGES                                     POINTS TO CONSIDER
CLASS A SHARES
Front-end sales charge up to 5.75%                      A front-end sales charge means that a portion of
                                                        your initial investment goes toward the sales
                                                        charge and is not invested.

Contingent deferred sales charge (CDSC)(1)              Reduction and waivers of sales charges
                                                        are available.

Annual service and/or 12b-1 fee up to 0.25%             Total annual operating expenses are lower than
                                                        Class B and Class C charges which means higher
                                                        dividends per share.

                                                        No conversion feature.
                                                        No maximum investment amount.

CLASS B SHARES
CDSC up to 5.00%                                        No front-end sales charge means your full
                                                        investment immediately goes toward buying shares.

Annual service and/or 12b-1 fee up to 1.00%             No reduction of CDSC, but waivers are available.
                                                        The contingent deferred sales charge declines
                                                        1% each year to zero after six years.
                                                        Total annual operating expenses are higher than
                                                        Class A charges which means lower dividends per
                                                        share are paid.

                                                        Automatic conversion to Class A shares after seven
                                                        years, which means lower annual expenses in
                                                        the future.
                                                        Maximum investment amount of $100,000.
                                                        Larger investments may be rejected.

CLASS C SHARES
CDSC of 1.00%                                           No front-end sales charge means your full
                                                        investment immediately goes toward buying shares.

Annual service and/or 12b-1 fee up to 1.00%             No reduction of CDSC, but waivers are available.
                                                        The contingent deferred sales charge declines to
                                                        zero after one year.
                                                        Total annual operating expenses are higher than
                                                        Class A charges which means lower dividends per
                                                        share.
                                                        No conversion feature.
                                                        Maximum investment amount of $1,000,000(2).
                                                        Larger investments may be rejected.

(1) A CDSC of up to 0.15% may be charged on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid if the redemption is made within 18 months of purchase. The CDSC covers the finder's fee paid to your financial adviser or other intermediary.

(2) This limit was calculated based on a one-year holding period.

CLASS A SHARES

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-end Sales Charges for Class A Shares.

--------------------------------------------- ------------------------------------------------- -------------
                                                                                                   Dealer
                                                                                                 Commission
                                                      Sales Charge as a percentage of                as
--------------------------------------------- -------------------------------------------------  Percentage
                                                                   Net Amount Invested          of Offering
Amount of Purchase                            Offering Price       (approximately)                 Price
--------------------------------------------- -------------------- ---------------------------- -------------
Less than $50,000                                    5.75%                    6.10%                5.00%
--------------------------------------------- -------------------- ---------------------------- -------------
$50,000 to $99,999                                   4.75                     4.99                  4.00
--------------------------------------------- -------------------- ---------------------------- -------------
$100,000 to $249,999                                 3.50                     3.63                  3.00
--------------------------------------------- -------------------- ---------------------------- -------------
$250,000 to $499,999                                 2.50                     2.56                  2.00
--------------------------------------------- -------------------- ---------------------------- -------------
$500,000 to $999,999                                 2.00                     2.04                  1.75
--------------------------------------------- -------------------- ---------------------------- -------------
$1 million or more                                   None                     None                 None*
--------------------------------------------- -------------------- ---------------------------- -------------

* Dealer may be eligible for a finder's fee as described in "Purchasing Class A Shares without a Sales Charge" below.


REDUCTION AND WAIVER OF CLASS A SALES CHARGES
If you qualify for a reduction or waiver of Class A sales charges, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. [Insert a statement to state how the value of accounts will be determined for reduction/waiver purposes. For example, Franklin Templeton states the following: "The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current net asset value."] You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See "Reduction of Class A Sales Charges" and "Waiver of Class A Sales Charges" below and "Reduction of Class A Sales Charges" and "Net Asset Value Purchase Privilege (Class A Shares Only)" in the SAI for more information. This information regarding breakpoints is also available free of charge at www.gartmorefunds/funds/ptbreak.jsp.

Reduction of Class A Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

o A Larger Investment. The sales charge decreases as the amount of your investment increases.

o Rights of Accumulation. You and other family members living at the same address can combine the current value of your Class A investments in all Gartmore Funds (except Gartmore Money Market Fund), in order to qualify for a reduced sales charge. If you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be included.

o Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.

o Share Repurchase Privilege. If you sell Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of selling shares on which you previously paid a sales charge,. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your sale and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

o Letter of Intent Discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Gartmore Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

Waiver of Class A Sales Charges

Front-end sales charges on Class A shares are waived for the following purchasers:

o People purchasing shares through an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges.
o Directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor.
o Retirement plans.
o Investment advisory clients of Gartmore Mutual Funds Trust, Gartmore SA Capital Trust and their affiliates. Directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.

(Note, the September 29, 2004 supplement lists many more waivers. Why are they not listed here?)

The Statement of Additional Information lists other investors eligible for sales charge waivers.

PURCHASING CLASS A SHARES WITHOUT A SALES CHARGE
Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the funds offered by Gartmore Mutual Funds and Gartmore Mutual Funds II, Inc. (including the Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) of up to 0.15% applies if a "finder's fee" is paid by the Distributor to your financial adviser or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finder's fee paid to the selling dealer.

 The CDSC does not apply:

o if you are eligible to purchase Class A shares without a sales charge for another reason.
o to shares acquired through reinvestment of dividends or capital gain distributions.

CONTINGENT DEFERRED SALES CHARGE ON CERTAIN SALES OF CLASS A SHARES

------------------------------- ----------------------- -------------------------- --------------------------
Amount of                             $1 million               $4 million                 $25 million
Purchase                            to $3,999,999            to $24,999,999                 or more
------------------------------- ----------------------- -------------------------- --------------------------
If sold within                                                   18 months
------------------------------- -----------------------------------------------------------------------------
Amount of CDSC                          0.15%                     0.10%                      0.05%
------------------------------- ----------------------- -------------------------- --------------------------

Any contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a contingent deferred sales charge are sold first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see "Waiver of Contingent Deferred Sales Charges-Class A, Class B, and Class C Shares" for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Fund(s) is described above; however, the CDSCs for Class A shares of other Gartmore Funds may be different and are described in their respective prospectuses. If you purchase more than one Gartmore Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Gartmore Funds purchased and is proportional to the amount you redeem from each Gartmore Fund.

CALLOUT BOX: PUT BETWEEN CLASS A AND CLASS B SECTIONS

WAIVER OF CONTINGENT DEFERRED SALES CHARGES CLASS A, CLASS B, AND CLASS C SHARES The CDSC is waived on:
o the sale of Class A, Class B or Class C shares purchased through reinvested dividends or distributions. However, a CDSC is charged if you sell your Class B or Class C shares and then reinvest the proceeds in Class B or Class C shares within 30 days. The CDSC is re-deposited into your new account.
o Class B or Class C shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or disability.
o mandatory withdrawals from traditional IRA accounts after age 70-1/2 and for other required distributions from retirement accounts.
o sales of Class C shares from retirement plans offered by the Nationwide Trust Company
o For more complete information, see the Statement of Additional Information.

CLASS B SHARES

[WE WOULD LIKE TO DISCLOSE THE 4% DEALER CONCESSION IN THIS SECTION. WHO HAS LANGUAGE OR DETAILS?]

Class B shares may be appropriate if you do not want to pay a front-end sales charge and anticipate holding your shares for longer than six years.

If you sell Class B shares within six years of purchase you must pay a contingent deferred sales charge (if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

-------------------- ---------- ------------- ------------ -------------- ---------- ----------- ------------
Sale within          1 year     2 years       3 years      4 years        5 years    6 years     7 years or
                                                                                                   more
-------------------- ---------- ------------- ------------ -------------- ---------- ----------- ------------
Sales charge            5%           4%           3%            3%           2%          1%          0%
-------------------- ---------- ------------- ------------ -------------- ---------- ----------- ------------

CONVERSION OF CLASS B SHARES

After you hold your Class B shares for seven years, they automatically convert at no charge into Class A shares, which carry the lower Rule 12b-1 fee. Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted; however, the total dollar value will be the same.

                                 CLASS C SHARES


Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you sell your Class C shares within the first year after you purchase them you must pay a contingent deferred sales charge of 1%.

For both B and C shares, the contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a contingent deferred sales charge are sold first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See "Waiver of Contingent Deferred Sales Charges-Class A, Class B, and Class C Shares" for a list of situations where a CDSC is not charged.

CLASS R SHARES

Class R Shares are available to retirement plans including:

o 401(k) plans,
o 457 plans,
o 403(b) plans,
o profit sharing and money purchase pension plans,
o defined benefit plans,

o  non-qualified deferred compensation plans, and
o other retirement accounts in which the retirement plan or the retirement plan's financial service firm has an agreement with the Distributor to use Class R shares.

The above-referenced plans are generally small and mid-sized retirement plans, having at least $1 million in assets, where shares are held through omnibus accounts, that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.

Class R shares are not available to:

o retail retirement accounts,
o institutional non-retirement accounts,
o traditional and Roth IRAs,
o Coverdell Education Savings Accounts,
o SEPs and SAR-SEPs,
o SIMPLE IRAs,
o one-person Keogh plans,
o individual 403(b) plans, or
o 529 Plan accounts.


CALL OUT BOX--PLACE BETWEEN CLASS R AND INSTITUTIONAL CLASSES

SHARE CLASSES AVAILABLE ONLY TO INSTITUTIONAL ACCOUNTS
The Fund(s) offer Institutional Service Class, Institutional Class and Class R shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

o the level of distribution and administrative services the plan requires,
o the total expenses of the share class, and
o the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.


INSTITUTIONAL SERVICE CLASS SHARES

Institutional Service Class shares are available for purchase only by the following:

o retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;
o retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Fund(s) for these services;
o a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative service fee;
o registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Fund(s) for providing services; or
o life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(a) plans.

INSTITUTIONAL CLASS SHARES

Institutional Class shares are available for purchase only by the following:

o  funds of funds offered by the Distributor or other affiliates of the Fund;
o retirement plans for which no third-party administrator receives compensation from the Fund(s);
o  institutional advisory accounts of Gartmore Mutual Funds
   Trust or its affiliates, those accounts which have client relationships with an affiliate of Gartmore Mutual Funds Trust, its affiliates and their corporate sponsors, subsidiaries; and related retirement plans;
o rollover individual retirement accounts from such institutional advisory accounts ;
o a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative service fees to the financial institution;
o registered investment advisers investing on behalf of institutions and high net-worth individuals where advisers derive compensation for advisory services exclusively from clients; or
o high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

SALES CHARGES, DISTRIBUTION PLANS AND SERVICE FEES

SALES CHARGES
Sales charges, if any, are paid to the Funds' distributor, Gartmore Distribution Services, Inc. ("Distributor"). These fees are either kept or paid to your financial adviser or other intermediary.

DISTRIBUTION AND SERVICE FEES
The Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C and Class R shares of the Fund(s) to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services. Class A, Class B, Class C and Class R shares pay distribution and/or service fees to the Distributor. These fees are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services. Institutional Class and Institutional Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds' assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class B, Class C and Class R shares pay the Distributor annual amounts not exceeding the following:

------------------------------------------------------- -----------------------------------------------------
CLASS                                                   AS A % OF DAILY NET ASSETS
------------------------------------------------------- -----------------------------------------------------
Class A shares                                          0.25% (distribution or service fee)
------------------------------------------------------- -----------------------------------------------------
Class B shares                                          1.00% (0.25% service fee)
------------------------------------------------------- -----------------------------------------------------
Class C shares                                          1.00% (0.25% service fee)
------------------------------------------------------- -----------------------------------------------------
Class R shares                                          0.50% (0.25% of which may be either a distribution
                                                        or service fee)
------------------------------------------------------- -----------------------------------------------------

ADMINISTRATIVE SERVICE FEES
Class A, Class R and Institutional Service Class shares may also pay administrative service fees. The Trust pays these fees to providers of recordkeeping and/or other administrative support services. Administrative service fees from Class R shares are paid to those who provide recordkeeping and/or other administrative services to retirement plans and their participants.

REVENUE SHARING
The Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributor may also make payments for marketing, promotional, or related expenses to dealers. The amount of these payments is determined by the Distributor. The manager or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include:

o the Funds' Distributor and other affiliates of the manager,
o broker-dealers,

o financial institutions, and
o other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales; current or historical assets; or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you.

Contact your financial intermediary for details about revenue sharing payments it may receive.

CONTACTING GARTMORE FUNDS

CUSTOMER SERVICE REPRESENTATIVES are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 1-800-848-0920.

AUTOMATED VOICE RESPONSE Call 1-800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:
o make transactions
o hear fund price information
o obtain mailing and wiring instructions

INTERNET Go to WWW.GARTMOREFUNDS.COM 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:
o download Fund prospectuses
o obtain information on the Gartmore Funds
o access your account information
o request transactions, including purchases, redemptions and exchanges

BY REGULAR MAIL Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

BY OVERNIGHT MAIL Gartmore Funds, 3435 Stelzer Road, Columbus Ohio 43219.

BY FAX 614-428-3278

FUND TRANSACTIONS--CLASS A, CLASS B, AND CLASS C SHARES

All transaction orders must be received by the Funds' agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund's NAV to receive that day's NAV.

HOW TO BUY SHARES                     HOW TO EXCHANGE SHARES              HOW TO SELL SHARES
(Be sure to specify the class of      (Exchange privileges may be         (A medallion signature guarantee
shares you wish to purchase)          amended or discontinued upon        may be required. See "Medallion
                                      60-day written notice to            Signature Guarantee" below.)
                                      shareholders.)

Through an authorized intermediary. The Funds' Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds' agent or an authorized intermediary receives your order.

By mail. Complete an application and send with a check made payable to: Gartmore Funds. Payment must be made in U.S. dollars and drawn on a U.S. bank. The Funds do not accept third-party checks, travelers' checks or money orders.

By mail or fax. You may request an exchange or redemption by mailing or faxing a letter to letter Gartmore Funds, The letter must include your account numbers and the names of the Fund you wish to exchange from and to. The letter must be signed by all account owners. We reserve the right to request original documents for any faxed requests.

By telephone
You will have automatic telephone privileges unless you decline this option on your application.

The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.

Additional information for selling shares:
The following types of accounts can use the voice-response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minors.

A check made payable to the shareholder of record will be mailed to the address of record.

The Fund may record telephone instructions to sell shares. and may request sale instructions in writing, signed by all shareholders on the account. On-line. Transactions may be made through the Gartmore funds website. However, The Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. You may have your       Bank wire is not an option for      By bank wire. The Funds can wire
bank transmit funds by (federal       exchanges.                          the proceeds of your sale
funds) wire to the Funds' custodian                                       directly to your account at a
bank, unless you declined automatic                                       commercial bank (a voided check
telephone privileges on your                                              must be attached to your
application. (The authorization                                           application), unless you declined
will be in effect unless you give                                         telephone privileges on your
the Fund written notice of its                                            application. (The authorization
termination.)                                                             will be in effect unless you give
o If you choose this method                                               the Fund written notice of its
  to open a new account, you                                              termination.)
  must call our toll-free number                                          o Your proceeds will be
  before you wire your                                                      wired to your bank on the
  investment and arrange to fax                                             next business day after your
  your completed application.                                               order has been processed.
o Your bank may charge a fee                                              o Gartmore deducts a $20
  to wire funds.                                                            service fee from the sale
                                                                            proceeds for this service
                                                                          o Your financial institution
                                                                            may also charge a fee for
                                                                            receiving the wire.
                                                                          o Funds sent outside the
                                                                            U.S. may be subject to
                                                                            higher fees.

Automated Clearing House is not an option for purchases or exchanges.     By Automated Clearing House
                                                                          (ACH). Your redemption proceeds
                                                                          can be sent to your bank via ACH
                                                                          on the second business day after
                                                                          your order has been processed (a
                                                                          voided check must be attached to
                                                                          your application). Money sent
                                                                          through ACH should reach your
                                                                          bank in two business days. There
                                                                          is no fee for this service. (The
                                                                          authorization will be in effect
                                                                          unless you give the Fund written
                                                                          notice of its termination.)

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.

BUYING SHARES

SHARE PRICE. The net asset value or "NAV" is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

o calculated at the close of regular trading (usually 4 p.m. Eastern Time) each day the New York Stock Exchange is open.
o generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number outstanding shares of that class.

The purchase or "offering" price for Fund shares is the NAV (for a particular class) next determined after the order is received, plus any applicable sales charge.

In determining net asset value, the Fund's assets are valued primarily on the basis of market quotations. However, the Trust's Board of Trustees has adopted procedures for making "fair value" determinations if market quotations are not readily available or if the Fund(s)' administrator or agent believes a market price does not represent fair value. Fair value determinations are required for securities whose value is affected by a "significant" event that materially affects the value of a domestic or a foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund's NAV.

The Funds' net asset values are calculated based upon the net asset values of the Underlying Funds in which the Funds invest. The prospectuses for these Underlying Funds explain the circumstances under which those Underlying Funds will use fair value pricing and the effect of using fair value pricing. [See Instruction to Item 6(a)(1) of Form N-1A.]

Call out box for this section

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.
- New Year's Day
- Martin Luther King, Jr. Day
- Presidents' Day
- Good Friday
- Memorial Day
- Independence Day
- Labor Day
- Thanksgiving Day
- Christmas Day
- Other days when the New York Stock Exchange is not open.


Call out or sidebar:

MINIMUM INVESTMENTS - CLASS A, CLASS B AND CLASS C SHARES
---------------------------------------------------------------------------
To open an account $2,000 (per Fund)
To open an IRA account $1,000 (per Fund)
---------------------------------------------------------------------------
Additional investments $100 (per Fund)
To start an Automatic Asset
Accumulation Plan $1,000
---------------------------------------------------------------------------
Additional Investments
(Automatic Asset Accumulation Plan) $50

MINIMUM INVESTMENTS - INSTITUTIONAL SERVICE CLASS SHARES
To open an account $50,000 (per Fund)
Additional investments No Minimum
---------------------------------------------------------------------------
MINIMUM INVESTMENTS - INSTITUTIONAL CLASS SHARES
To open an account $1,000,000 (per Fund)
Additional investments No Minimum
---------------------------------------------------------------------------
Minimum investment requirements do not apply to certain retirement plans or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

ACCOUNTS WITH LOW BALANCES - CLASS A, CLASS B AND CLASS C SHARES
Maintaining small accounts is costly for the Fund(s) and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the Fund(s)' minimum.

o If the value of your account (Class A, Class B or Class C shares only) falls below $2000 ($1000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are sold each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund(s) may waive the quarterly fee.

o The Fund(s) reserve the right to sell your remaining shares and close your account if a sale of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.


 IN-KIND PURCHASES. The Fund(s) may accept payment for shares in the form of securities that are permissible investments for the Funds.

EXCHANGING SHARES

You may exchange your Fund shares for shares of any Gartmore Fund that is currently accepting new investments as long as:

o both accounts have the same owner,
o your first purchase in the new fund meets its minimum investment requirement,
o you purchase the same class of shares. For example, you may exchange between Class A shares of any Gartmore Funds, but may not exchange between Class A shares and Class B shares.

The exchange privileges may be amended or discontinued upon 60 days' written notice to shareholders.

Generally, there are no sales charges for exchanges of Class B, Class C, Class R, Institutional Class or Institutional Service Class shares. However,

o if you exchange from Class A shares of a Fund with a lower sales charge to a Fund with a higher sales charge, you may have to pay the difference in the two sales charges.
o if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original fund is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Gartmore Money Market Fund.)

EXCHANGES INTO GARTMORE MONEY MARKET FUND
You may exchange between Class A, Class B, Class C or Institutional Service Class shares and the Prime Shares of the Gartmore Money Market Fund. However, if a sales charge was never paid on your Prime Shares, applicable sales charges apply to exchanges into other fund(s). In addition, if you exchange shares subject to a contingent deferred sales charge, the length of time you own Prime Shares of the Gartmore Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Gartmore Money Market Fund are subject to any CDSC that applies to the original purchase.

SELLING SHARES

You can sell or, in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you sell your shares is the net asset value (minus any applicable sales charges) next determined after the Fund's authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you sell may be worth more or less than their original purchase price depending on the market value of the Fund's investments at the time of the sale.

You may not be able to sell your Fund shares or Gartmore Funds may delay paying your redemption proceeds if:

o the New York Stock Exchange is closed (other than customary weekend and holiday closings),
o trading is restricted, or
o an emergency exists (as determined by the Securities and Exchange Commission).

Generally, the Fund will pay you for the shares that you sell within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 15 business days from the purchase date to allow time for your payment to clear. The Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

o is engaged in excessive trading or
o if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

Under extraordinary circumstances, a Fund may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Gartmore Funds' ability to make a redemption-in-kind, see the Statement of Additional Information.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund's investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the Fund's current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

CALLOUT BOX
MEDALLION SIGNATURE GUARANTEE

A medallion signature guarantee is required for sales of Class A, Class B, and Class C shares in any of the following instances:
o your account address has changed within the last 15 business days,
o the redemption check is made payable to anyone other than the registered shareholder,
o the proceeds are sent to a bank account not previously designated or changed within the past 10 business days,
o the proceeds are mailed to any address other than the address of record, or
o the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer's signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

MAKE THIS A SEPARATE CALL-OUT SECTION

EXCESSIVE TRADING
[PLEASE CONFIRM THAT ALL SUGGESTED REVISIONS ARE ACCURATE BEFORE INCORPORATING THEM TO THE FINAL PROSPECTUS.] [From Barbara: Kate, I note that you deleted "is discouraged." As Wilmer (per Beth) signed off on this disclosure for 2003 prospectus based on their representation of Gartmore in market timing matters, I would suggest you check with Eric Miller before making any substantial revisions in the event he wants Wilmer's input/signoff.] The Funds seek to deter short-term or excessive trading (often described as "market timing"). Excessive trading (either frequent exchanges between Gartmore Funds or sales and repurchases of Gartmore Funds within a short time period) may:

   o disrupt portfolio management strategies,
   o increase brokerage and other transaction costs, and
   o negatively affect fund performance.

Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund's NAV (referred to as "arbitrage market timing"). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield
(junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices. [Insert any other market timing risks that are specific to any of the Funds.]

The Funds' Board of Trustees has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive short-term trading in the Funds:

Monitoring of Trading Activity

The Funds, through the investment adviser and/or subadviser and their agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, as the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's account.

Restrictions on Transactions

THE FUNDS HAVE BROAD AUTHORITY TO TAKE DISCRETIONARY ACTION AGAINST MARKET TIMERS AND AGAINST PARTICULAR TRADES. THEY ALSO HAVE SOLE DISCRETION TO:

   o RESTRICT PURCHASES OR EXCHANGES THAT THEY OR THEIR AGENTS BELIEVE CONSTITUTE EXCESSIVE TRADING.
   o REJECT TRANSACTIONS THAT VIOLATE A FUND'S EXCESSIVE TRADING POLICIES OR ITS EXCHANGE LIMITS
   o THE FUNDS HAVE ALSO IMPLEMENTED REDEMPTION AND EXCHANGE FEES TO DISCOURAGE EXCESSIVE TRADING AND TO HELP OFFSET THE EXPENSE OF SUCH TRADING.

In general:

   o Exchanges may be limited to 12 exchanges out of a particular Fund within a rolling one-year period or an exchange equaling 1% or more of a Fund's NAV may be rejected and
   o Redemption and exchange fees are imposed on certain Gartmore Funds. For these Gartmore Funds, the Gartmore Fund will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

 Fair Valuation

The Funds have fair value pricing procedures in place. See Section 5, Investing with Gartmore, Buying Shares, Share Pricing. By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which the Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

Despite its best efforts, Gartmore Funds may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, Gartmore Funds may not be able to prevent all market timing and its potential negative impact.

EXCHANGE AND REDEMPTION FEES
In order to discourage excessive trading, the Gartmore Funds impose redemption and exchange fees on certain funds if you sell or exchange your shares within a designated holding period. The exchange fee is paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether an exchange fee applies, shares that were held the longest are redeemed first. If you exchange assets into a Fund with a redemption/exchange fee, a new period begins at the time of the exchange.

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these Funds into another Gartmore Fund if you have held the shares of the fund with the exchange for less than the minimum holding period listed below:

                              FUND                                        EXCHANGE/         MINIMUM HOLDING
                                                                       REDEMPTION FEE        PERIOD (DAYS)

Gartmore China Opportunities Fund                                              2.00%                90
Gartmore Emerging Markets Fund                                                 2.00%                90
Gartmore Global Financial Services Fund                                        2.00%                90
Gartmore Global Health Sciences Fund                                           2.00%                90
Gartmore Global Natural Resources Fund                                         2.00%                90
Gartmore Global Technology and Communications Fund                             2.00%                90
Gartmore Global Utilities Fund                                                 2.00%                90
Gartmore International Growth Fund                                             2.00%                90
Gartmore Micro Cap Equity Fund                                                 2.00%                90
Gartmore Mid Cap Growth Fund                                                   2.00%                90
Gartmore Mid Cap Growth Leaders Fund                                           2.00%                90
Gartmore Small Cap Fund                                                        2.00%                90
Gartmore Small Cap Growth Fund                                                 2.00%                90
Gartmore U.S. Growth Leaders Long-Short Fund                                   2.00%                90
Gartmore Value Opportunities Fund                                              2.00%                90
Gartmore Worldwide Leaders Fund                                                2.00%                90
Gartmore Focus Fund                                                            2.00%                30
Gartmore Growth Fund                                                           2.00%                30
Gartmore Large Cap Value Fund                                                  2.00%                30
Gartmore Nationwide Fund                                                       2.00%                30
Gartmore Nationwide Leaders Fund                                               2.00%                30
Gartmore U.S. Growth Leaders Fund                                              2.00%                30
Gartmore High Yield Bond Fund                                                  2.00%                 5
Gartmore Bond Fund                                                             2.00%                 5
Gartmore Tax-Free Fund                                                         2.00%                 5
Gartmore Government Bond Fund                                                  2.00%                 5
Gartmore S&P 500 Index Fund                                                    2.00%                 5
Gartmore International Index Fund                                              2.00%                 5
Gartmore Mid Cap Market Index Fund                                             2.00%                 5
Gartmore Small Cap Index Fund                                                  2.00%                 5
Gartmore Bond Index Fund                                                       2.00%                 5
Gartmore Convertible Fund                                                      2.00%                 5


Redemption and exchange fees do not apply to:

   o Shares sold or exchanged under regularly scheduled withdrawal plans.
   o Shares purchased through reinvested dividends or capital gains.

   o Shares sold (or exchanged into the Gartmore Money Market Fund) following the death or disability of a shareholder. The disability, determination of disability, and subsequent sale must have occurred during the period the fee applied.
   o Shares sold in connection with mandatory withdrawals from traditional IRAs after age 70-1/2 and other required distributions from retirement accounts.
   o Shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction.
   o Shares sold or exchanged by any "Fund of Funds" that is affiliated with a Fund.

With respect to shares sold or exchanged following the death or disability of a shareholder, mandatory retirement plan distributions or sale within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception.

Only certain intermediaries have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

   o broker wrap fee and other fee-based programs;
   o omnibus accounts where this is no capability to impose an exchange fee on underlying customers' accounts; and
   o intermediaries that do not or cannot report sufficient information to impose an exchange fee on their customer accounts.

To the extent that exchange and redemption fees cannot be collected on particular transactions and excessive trading occurs, the remaining Fund shareholders bear the expense of such frequent trading.


CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

   o Name;
   o Date of birth (for individuals);
   o Residential or business street address (although post office boxes are still permitted for mailing); and
   o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SECTION 6 DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you can earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distributions varies and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice about your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS AND CAPITAL GAINS
The Fund(s) intend to distribute income dividends to you quarterly in an equity fund or monthly in a daily dividend (fixed income) fund. All income and capital gains distributions (which are paid annually) are automatically reinvested in shares of the applicable Fund. You may request a payment in cash in writing if the distribution is in excess of $5.

Dividends and capital gain distributions you receive from the Funds may be subject to Federal income tax, state taxes or local taxes:

o Any taxable dividends, as well as distributions of short-term capital gains, are federally taxable at applicable ordinary income tax rates.
o Distributions of net long-term capital gains are taxable to you as long-term capital gains.
o For individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gain tax rates, provided that certain holding period requirements are met.
o For corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction.
o Distributions declared in December but paid in January are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

Distributions from the Fund (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax.)

If you invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as "buying a dividend."

SELLING AND EXCHANGING FUND SHARES
Selling your Fund shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Gartmore Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

OTHER TAX JURISDICTIONS
Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

TAX STATUS FOR RETIREMENT PLANS AND OTHER TAX-DEFERRED ACCOUNTS
When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these entities are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

BACKUP WITHHOLDING
You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

SECTION 7 FINANCIAL HIGHLIGHTS

No performance information is provided for the Funds because they began operations on June 29, 2004, and do not yet have one full year of performance history.

APPENDIX A: ELIGIBLE UNDERLYING FUNDS

Following is a description of the Underlying Funds selected for each asset class. The mix of Underlying Funds held by an individual Fund depends on its target allocation and the portfolio managers' assessment of current economic and market conditions. The following list of eligible Underlying Funds is subject to change at any time and without notice. Prospectuses for the Underlying Funds include more information and can be requested using the addresses and telephone numbers on the back of this Prospectus.

U.S. STOCKS - LARGE CAP STOCKS

GARTMORE FOCUS FUND seeks long-term growth of capital and invests primarily in common stocks selected for their growth potential. Under normal market conditions, the Fund invests at least 80% of its total assets in securities of companies with market capitalizations of $5 billion or more, primarily common stocks and American, global or other types of depositary receipts. The Fund's portfolio managers consider such macro-economic factors as Federal Reserve policy, interest rates, inflation, and the domestic economy to help them focus on the most attractive business sectors within the overall market. The Fund typically holds a core group of 20 to 30 securities.

GARTMORE GROWTH FUND seeks long-term capital appreciation and invests primarily in common stocks of large capitalization companies. When selecting securities, the Fund's portfolio managers consider, among other things, a company's financial strength, competitive position in its industry, projected future earnings, cash flows, and dividends. The managers look for companies whose earnings are expected to consistently grow faster than other companies in the market.

GARTMORE NATIONWIDE FUND seeks total return through a flexible combination of capital appreciation and current income. The Fund invests primarily in common stocks and convertible securities. When selecting securities, the Fund's portfolio managers consider companies that demonstrate above-average revenue and earnings growth, consistent earnings growth, or are attractively valued.

GARTMORE NATIONWIDE LEADERS FUND seeks a high total return from a concentrated portfolio of U.S. securities, primarily common stocks and convertible securities of large companies. The Fund typically invests at least 80% of its assets in stocks of "U.S. Leaders." The Fund's portfolio manager defines a U.S. Leader as a company with a strong franchise, capable of taking advantage of its positioning in the marketplace. Because these companies have a reputation for quality management and superior products and services, the portfolio manager expects these companies to dominate their industries. The portfolio manager seeks companies that generally demonstrate above average revenue growth, above average earnings growth, consistent earnings growth, or are attractively valued. The Fund typically holds a core group of 20 to 30 stocks.

GARTMORE U.S. GROWTH LEADERS FUND seeks long-term growth and under normal conditions invests at least 80% of its net assets in stocks of "U.S. Growth Leaders." The Fund's portfolio managers define a "U.S. Growth Leader" as a U.S. company with a strong and improving franchise that is well positioned to take advantage of growth opportunities. Because these companies have high growth potential and a reputation for quality management and superior products and services, the managers expect them to dominate their industries. The managers look for companies whose earnings are expected to grow faster than other companies in the market. The Fund typically holds a core group of 20 to 30 stocks. The Fund invests 25% or more of its total assets in software and technology-related companies.

U.S. STOCKS - SMALL/MID-CAP STOCKS

GARTMORE MID CAP GROWTH FUND seeks long-term capital appreciation and, under normal conditions, invests at least 80% of its assets in stocks of mid-sized companies. The Fund focuses on reasonably priced growth companies. In selecting stocks, the Fund's portfolio manager reviews the earnings growth of all publicly-traded mid cap companies over the past three years and selects investments based on characteristics including above-average, consistent earnings growth and superior forecasted growth versus the market; financial strength and stability; balance sheet strength; strong competitive advantage within the securities industry; positive investor sentiment; relative market value and management team strength.

GARTMORE SMALL CAP FUND seeks long-term capital appreciation and, under normal conditions, invests at least 80% of its assets in stocks of small companies. The Fund's portfolio management considers many factors when selecting securities, including measures of earnings momentum, relative value, management's decisions and price trends. The Fund may also invest in stocks of larger U.S. companies and in foreign securities.

GARTMORE SMALL CAP GROWTH FUND seeks long-term capital appreciation and, under normal conditions, invests at least 80% of its assets in equity securities, mainly common stocks, issued by small U.S. companies. The Fund's portfolio manager ordinarily looks for stocks of companies with above average earnings growth, strong financial characteristics, high return on earnings, and successful business models. The portfolio manager believes some of these companies have the potential to achieve substantial earnings growth. Others are in the early stages of their development. The portfolio manager may also invest in companies experiencing unusual, non-repetitive "special situations" (such as mergers or acquisitions) or companies believed to have fixed assets whose value is not fully reflected in their stock prices. The Fund may invest without limit in initial public offerings (IPOs) of small cap companies, although it is uncertain whether such IPOs will be available to the fund or what impact, if any, these IPOs will have on the Fund's performance.

GARTMORE VALUE OPPORTUNITIES seeks long-term capital appreciation through investment in common stocks or their equivalents. Under normal conditions, the Fund invests primarily in stocks of small U.S. and foreign companies that the Fund's portfolio manager considers to be "value" companies. The portfolio manager believes these companies have strong earnings growth potential, which has not been fully valued by the market. The Fund also invests in companies that are not well recognized, in "special situations" (companies involved in acquisitions, consolidations, mergers, or other unusual developments) and turnaround situations (companies that have experienced significant business problems but, in the portfolio manager's view, have favorable prospects for recovery). The Fund may also invest in larger companies and in real estate investment trusts (REITs.)


INTERNATIONAL STOCKS

GARTMORE INTERNATIONAL GROWTH FUND seeks long-term capital growth by investing primarily in stocks of companies in Europe, Australasia, the Far East and other regions, including developing countries. The Fund's portfolio managers select companies the managers believe have earnings growth potential that the market has underestimated. The Fund's equity investments may include common stocks, equity interests in foreign investment funds or trusts, and depositary receipts. The Fund may use derivatives, primarily futures and options, for efficient portfolio management.

GARTMORE WORLDWIDE LEADERS FUND seeks long-term capital growth and, under normal conditions, invests at least 80% of its assets in equity securities of companies located throughout the world, including the U.S. Some of these are multi-national companies, while others are located and have primary economic ties in one country. Ordinarily, the Fund invests in companies from at least three different countries. The Fund's portfolio managers choose companies they consider to be "Worldwide Leaders", defined as a company located anywhere in the world that appears well positioned to take advantage of growth opportunities in the company's industry. The portfolio managers may select companies that they believe offer long-term, strategic growth opportunities and companies believed to offer short-term tactical opportunities based on current circumstances. The Fund typically invests in securities issued by approximately 30 companies.
BONDS

GARTMORE BOND FUND seeks as high a level of current income as is consistent with preservation of capital. The Fund invests primarily in investment-grade securities, focusing largely on corporate bonds and U.S. government securities, including Treasury bills, notes, and bonds issued or guaranteed by the U.S. government as well as securities issued by U.S. government agencies. The Fund also invests in foreign government and corporate bonds denominated in U.S. dollars and in mortgage-backed and asset-backed securities. The Fund may also invest in commercial paper rated in one of the two highest rating categories by a rating agency. Although the Fund focuses on "investment-grade" taxable debt securities, the Fund may invest in debt securities rated below investment grade, also known as "junk bonds." In selecting securities, the Fund's portfolio managers look for value and consider both the duration of particular bonds and the Fund's overall portfolio. The portfolio managers intend to maintain a duration of three to seven years.

GARTMORE GOVERNMENT BOND FUND seeks as high a level of current income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its assets in Treasury bills, notes, and bonds issued or guaranteed by the U.S. government and in securities issued by U.S. government agencies. The Fund may also invest in mortgage-backed securities issued by U.S. government agencies. The dollar-weighted average portfolio maturity of the Fund's assets will generally be five to nine years. To select investments that fit the Fund's objectives, the portfolio manager relies primarily on interest rate expectations, yield-curve analysis (determining whether a short-, intermediate-, or long-term duration is appropriate based on interest rates), economic forecasting, and market sector analysis. The portfolio managers intend to maintain a duration of four to six years.

GARTMORE HIGH YIELD BOND FUND seeks high current income with capital appreciation as a secondary objective and invests primarily in U.S. dollar-denominated high yield bonds of domestic and foreign issuers. Under normal conditions, the Fund invests at least 80% of its assets in bonds that are considered below-investment grade. Such bonds are commonly known as junk bonds. These bonds may be of any credit quality and may include securities that are not currently paying interest, pay-in-kind securities, zero coupon bonds, and securities that are in default. The Fund's portfolio manager generally uses a "bottom up" approach when selecting securities, focusing on credit analysis of individual issues. The portfolio manager uses an active process that emphasizes relative value, considers both a bond's income and its price appreciation potential, and relies on intensive research to identify bonds of issuers with stable to improving financial situations, with yields that may compensate for the risk of investing in junk bonds. The portfolio managers intend to maintain a duration between three and six years.

SHORT-TERM INVESTMENTS

GARTMORE MONEY MARKET FUND seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less. All money market obligations must be denominated in U.S. dollars and be rated in one of the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if unrated, be of comparable quality. The Fund may invest in floating- and adjustable-rate obligations and may enter into repurchase agreements. Typically, the fund's dollar-weighted average maturity will be 90 days or less.

GARTMORE MORLEY ENHANCED INCOME FUND seeks to provide a high level of current income while preserving capital and minimizing the effect of market fluctuations on an investor's account value. Under normal market conditions, the Fund invests primarily in high-grade debt securities issued by the U.S. government and its agencies, as well as by corporations. The Fund may also purchase mortgage-backed and asset-backed securities. The Fund's duration is not expected to exceed two years. The Fund may also enter into futures or options contracts solely for the purpose of adjusting the fund's duration or to minimize fluctuation of the Fund's market value.


SPECIALTY ASSETS

GARTMORE CONVERTIBLE FUND seeks to preserve capital and provide current yield and capital appreciation by investing in convertible securities. Under normal conditions, the Fund invests at least 80% of its net assets in convertible securities, typically issued by U.S. companies. These may be either debt securities or preferred stock that can be exchanged for common stock. The Fund may receive interest income on a convertible security and may also benefit from any increase in the security's value, which tends to increase or decrease when the market value of the underlying security (generally common stock) increases or decreases.

The portfolio managers strive to buy convertible securities with moderate durations (typically three to seven years), trading at or below par. The Fund generally emphasizes investment grade convertible securities; however, it may invest in convertible securities of any credit quality, including securities that are below-investment grade, not currently paying interest, or in default. Bonds rated below the top-four rating categories according to a nationally recognized rating agency are considered to be below investment grade and are commonly referred to as "junk bonds." A significant portion of the Fund's holdings are securities that have not been registered for public sale, but are eligible for purchase and sale by certain qualified institutional buyers. These are known as "Rule 144A securities."

GARTMORE EMERGING MARKETS FUNDS seeks long-term capital growth by investing primarily in equity securities of companies located in "emerging market countries." The Fund considers countries to be emerging if the International Finance Corporation defines them as emerging market countries, the World Bank defines them as having low-to-middle income economies or they are listed as developing countries in World Bank publications. There are more than 25 countries that currently qualify as emerging market countries, including Brazil, China, South Korea, Mexico, and Taiwan. Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies that are located in emerging markets or developing countries or that derive a significant portion of their earnings or revenues from emerging market countries. The Fund's portfolio managers select companies they believe have the potential to deliver unexpected earnings growth. The Fund's securities holdings may include common stocks, preferred stocks, equity interests in foreign investment funds or trusts, derivative securities, and depositary receipts.

GARTMORE GLOBAL FINANCIAL SERVICES FUND seeks long-term capital growth and under normal conditions, invests at least 80% of its assets in equity securities of U.S. and foreign companies of any size that have business operations in the financial services sector. The Fund's managers consider companies with at least 50% of their assets, revenues or net income related to the financial services sector. The Fund invests 25% or more of its assets in at least one of the following industry groups: banks and savings and loan institutions and their holding companies, consumer and industrial finance companies, investment banks, insurance brokers, securities brokers and investment advisers, real estate-related companies, leasing companies, and insurance companies. The Fund's holdings of equity securities may include common stocks, equity interests in investment funds or trusts, convertible securities, warrants, real estate investment trusts (REITs), and depositary receipts.

GARTMORE GLOBAL HEALTH SCIENCES FUND seeks long-term capital appreciation and, under normal conditions, invests at least 80% of its assets in equity securities issued by U.S. and foreign companies of any size that develop, produce, or distribute products and services related to health sciences. The Fund's portfolio managers consider companies with at least 50% of their assets, revenues, or net income related to the health care sector. The Fund invests 25% or more of its assets in at least one of the following industry groups: health care, pharmaceuticals, biotechnology, medical supplies, medical services, and medical devices. The Fund's holdings of equity securities may include common stocks, convertible securities, and depositary receipts.

GARTMORE GLOBAL NATURAL RESOURCES FUND seeks long-term capital growth and, under normal conditions, invests at least 80% of its assets in equity securities issued by U.S. and foreign companies of any size, in the natural resources sector. The Fund's portfolio managers generally consider companies with at least 50% of their assets, revenues, or net income related to activities in natural resources industries. The Fund invests more than 25% of its assets in natural resources industries, including integrated oil, oil and gas exploration and production, gold and other precious metals, steel and iron ore production, energy services and technology, ferrous and nonferrous metals, base metal production, forest products, agricultural products, paper products, chemicals, building materials, coal, alternative energy sources, real estate, and environmental services. The Fund's holdings of equity securities may include common stocks, preferred stocks, equity interests in investment funds or trusts, convertible securities, warrants, real estate investment trusts (REITs), and depositary receipts. The Fund may use derivative instruments, including commodity-linked derivatives such as commodity options and futures, in an attempt to increase its investment return and manage the Fund's exposure to changing commodity prices, securities prices, and other economic variables.

GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND seeks long-term capital appreciation and, under normal conditions, invests at least 80% of its assets in stocks of companies of any size, with business operations in technology, communications and/or related industries. Examples include companies in the computer, electronics, communications, health care, and biotechnology industries. The Fund's managers consider companies with at least 50% of their assets, revenues or net income related to technology and communications industries. The Fund invests more than 25% of its total assets in technology and/or communications industries, including hardware and equipment, information technology, software, consulting and services, consumer electronics, defense technology, broadcasting, and communication equipment.

GARTMORE GLOBAL UTILITIES FUND seeks long-term capital growth and, under normal conditions, invests at least 80% of its assets in equity securities issued by U.S. and foreign companies of any size, with business operations in the utilities sector. The Fund's manager generally considers companies with at least 50% of their assets, revenues or net income related to utilities servicing or activities in utilities-related industries. The Fund invests 25% or more of its assets in at least one of the following industry groups: energy sources, maintenance services, companies that provide infrastructure for utilities, cable television, radio, telecommunications services, transportation services, and water and sanitary services. Although utility companies have traditionally paid above-average dividends, the portfolio manager focuses on companies with strong growth potential rather than those paying high current dividends. The Fund's holdings of equity securities may include common stocks, equity interests in investment funds or trusts, convertible securities, warrants, and depositary receipts. The Fund may also invest in bonds and preferred stock of utility companies.

GARTMORE MICRO CAP EQUITY FUND* seeks long-term capital appreciation and invests at least 80% of its net assets in stocks of small, "micro-capitalization companies." These are companies having a market capitalization within the range of the companies in the Wilshire Micro-Cap Index. The Fund focuses on undiscovered, small-sized, emerging growth companies. Since micro-capitalization companies are generally less well known and typically not analyzed as extensively as larger companies, their stocks may be mispriced, creating an opportunity for higher returns. In analyzing specific companies, the Fund's portfolio manager ordinarily looks for several of the following characteristics: development of new products, technologies, or markets; a high quality balance sheet; above-average earnings growth; attractive valuation; and a strong management team. Although the Fund's portfolio manager looks for companies with the potential for strong earnings growth, some of the Fund's holdings may be companies that are experiencing losses.
* The Gartmore Micro Cap Equity Fund ("Micro Cap Fund") closed to new investors effective November 30, 2004. As of the date of this prospectus, the Micro Cap Fund remains open to investors through the Funds.

GARTMORE U.S. GROWTH LEADERS LONG-SHORT FUND seeks long-term capital appreciation. The Fund primarily invests and executes short sales in equity securities of U.S. and non-U.S. issuers that are listed on a national securities exchange or quoted on Nasdaq. Under normal circumstances, the Fund invests 80% of its assets in U.S.-based companies. The Fund may invest in companies of any size, including small or medium-sized companies. In general, the Fund invests, or takes "long positions" in companies the portfolio managers believe will appreciate in value. Conversely, the Fund takes "short positions", or agrees to sell at a specified price, companies the portfolio manager expects to decline in value. The Fund typically takes long positions in "leaders," companies benefiting from superior management, products, or distribution that the portfolio manager believes will generate earnings growth exceeding market expectations. The Fund's portfolio manager intends to take short positions in stocks whose earnings seem to be reflected in the current price or appear likely to fall short of expectations, those that operate in an industry with a structural weakness, are believed to have poor quality management, or appear likely to suffer an event affecting their long-term earnings power. In addition, the Fund may make strategic paired trades, taking both long and short positions in companies in the same industry in order to minimize the effect of market and sector fluctuations on the Fund's performance.

UNAFFILIATED REAL ESTATE FUNDS The Funds may invest in one or more unaffiliated mutual funds that, under normal conditions, invest at least 80% of their assets in equity securities issued by real estate investment trusts and companies engaged in the real estate industry. These Funds typically seek long-term capital appreciation, with income as a secondary objective. A company is considered to be a "real estate company" if at least 50% of the company's revenues or 50% of the market value of the company's assets are related to the ownership, construction, management, or sale of real estate.

GLOSSARY

Below are definitions of some important terms mentioned in this prospectus. [Limit Glossary to terms mentioned in this prospectus.]

ASSET-BACKED COMMERCIAL PAPER
Banks, companies and other entities needing to borrow money for a short time at a low cost will issue asset-backed commercial paper. Investors earn interest on the money they lend to the entities for these short-term investment instruments (with maturities of two days to nine months), which are secured by and paid from a pool of underlying assets, such as automobile installment sales contracts, home equity loans, property leases and credit card receivables. [This term is not mentioned in this Prospectus. Please confirm.]

BASIS POINT
A basis point is the smallest unit of measure used in quoting yields on bills, notes and bonds. One hundred basis points equal 1.00%, so one basis point equals one one-hundredth of a percent, or 0.01%. A bond yield that increases from 6.50% to 7.25%, for example, is up 75 basis points.

BOND
A bond is one way for investors to earn a specified interest rate during the period of time that they loan money to an entity (a company or a government agency). At the end of the period (when the bond matures), investors receive their principal back, unless the entity defaults, which may result in a loss of principal as well as some interest payments.

CONVERTIBLE SECURITIES
Convertible securities are those issued by corporations (usually preferred stocks or bonds) that may be exchanged at the option of the shareholder for a fixed number of other securities (usually a corporation's common stock) at a set price or according to a certain formula.

DEPOSITARY RECEIPTS
To avoid dealing directly with foreign capital markets, investors can trade in international securities through investment vehicles known as depositary receipts. The receipts are created when one bank or trust company buys foreign securities and deposits them in another bank or trust company (known as the depositary). The receipts are held in the depositary's vault and represent ownership of shares of a foreign-based company, entitling shareholders to dividends and capital gains.

DERIVATIVES
Derivatives are securities contracts that "derive" their value from the performance of an underlying financial asset, index or other investment. An option is one example of a derivative instrument; the option's value changes in relation to the price of an underlying stock. A portfolio's investments in derivative securities can affect its market exposure, duration and/or currency risk. Investors may invest in derivatives as a hedging strategy to offset potential changes in the value of other securities in their portfolios.

DURATION
Duration is a formula that was invented in the late 1930s for measuring bond price volatility based on the bond's "length." It allows for direct comparison of bonds that have different maturities and coupon rates. A bond's duration reflects its price sensitivity to changes in interest rates. Specifically, duration indicates the approximate percentage change in price for every 100-basis-point, or 1%, change in yield. A bond's value drops when interest rates rise, and vice versa. A bond with a duration of three years, for example, will experience a decline in value of about 3% for each 1% rise in interest rates, or rise about 3% in value for each 1% decline in interest rates. Bonds with longer durations have higher risk/volatility.

FUNDAMENTALS
When analysts and portfolio managers are making their decisions about which stocks to recommend for or include in a portfolio, they examine the fundamentals of the company that issues the stock as well as those of its market sector. Company fundamentals include management experience and competence, revenue forecasts, distribution channels, price-to-earnings (P/E) ratio, earnings per share, volume, dividends, price fluctuations, the influence of suppliers and buyers, and pressure from rival competitors. Sector fundamentals include activities such as mergers and acquisitions that might strengthen the companies within the sector, and cyclical effects that stem from the state of the overall economy in which the sector functions.

HIGH-YIELD BONDS
Bonds rated BB or lower by nationally recognized statistical rating agencies are known as high-yield bonds. Another name for them is "junk bonds." The companies who issue them are considered to be a higher credit risk, meaning that the chance of default is greater. To compensate for this increased risk, these bonds pay investors a higher yield.

INDEX
An index is an unmanaged group of securities whose overall performance is used as a standard for measuring the investment performance of stocks, bonds and/or a particular market. Many types of indexes exist; some represent entire markets, such as the U.S. stock market or bond market, and others cover market segments, such as small-capitalization stocks.

INVESTMENT-GRADE BONDS
Investment-grade bonds are those that have been rated within the four highest rating categories by a nationally recognized statistical rating agency, such as Standard & Poor's Corp. or Moody's Investors Service. Such agencies assign each bond a rating after evaluating the bond as well as the financial condition and stability of its issuer. By providing an objective assessment of a bond issuer's ability to repay principal and interest, ratings help investors to judge whether or not a bond issuer is likely to default (fail to repay the interest on or principal amount of the bond).

JUNK BONDS
Bonds that are assigned ratings below the top four rating categories by a nationally recognized rating agency such as Standard & Poor's Corp. or Moody's Investors Service are considered below-investment-grade instruments. They are commonly referred to as junk bonds. A more marketable name for these investments is high-yield bonds. They generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default (failure to repay the interest on or principal amount of the bond.)

MARKET CAPITALIZATION
Market capitalization is a way to measure the size of a company, based on the price of its common stock. A company's size is determined by multiplying the number of outstanding shares of the company's common stock by the current share price.

MARKET-WEIGHTED INDEX
A market-weighted index is one in which the weight given to each security is based on its market capitalization. In a market-weighted index, changes in the share price of a large company's common stock have a greater effect on an index than changes in the share price of a smaller company's common stock.

MATURITY
Maturity refers to the date when the principal amount of a bond is scheduled to be repaid.

MEDALLION SIGNATURE GUARANTEE
Investors who want to transfer or sell securities that they hold in physical certificate form are likely to need their signatures guaranteed before a transfer agent will accept the transactions. A Medallion signature guarantee, which includes a seal applied to the security certificates being processed, is available through a financial institution (bank, credit union, broker-dealer, etc.) that participates in one of several Medallion signature guarantee programs. The guarantee serves as written confirmation that the signature is genuine and valid; should it turn out to be a forgery, the financial institution accepts financial responsibility. The goal of the signature guarantee is to protect investors by preventing the unauthorized transfer of securities. Investors who want to avoid having to get their signatures guaranteed may choose to have their securities held in the name of their brokerage firm (also called "street name") instead of their own names.

MEDIUM-GRADE SECURITIES
Medium-grade securities are obligations that are rated in the fourth-highest rating category by any rating agency. Medium-grade securities, although considered investment-grade quality, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. The issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities are secured by a pool of mortgage loans on real property. Investors are paid out of the interest and principal on the underlying mortgages. These securities may be issued by private issuers; U.S. government mortgage-backed securities are issued or guaranteed by the U.S. government or one of its agencies. Collateralized mortgage obligations (CMOs) are mortgage-backed bonds that involve a variety of maturity classes called tranches. For collateral, these bonds use mortgage loans or mortgage pass-through securities, such as certificates issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corp. (FHLMC). CMOs also can be issued by private lenders.

OPTION
An option is a contract in which the seller gives the buyer the right, but not the obligation, to buy or sell securities for a certain price on or before a given date. Once that date has passed, the option expires.



REITS
Real estate investment trusts, or REITs, are corporations or trusts that pool money from investors to purchase and manage income-producing real estate (such as apartment buildings and shopping centers) or real estate-related loans or interests. Investors who prefer not to directly own or manage property may choose to invest in real estate through REITs, which, among other advantages, tend to be easier to sell than direct real estate investments.

RULE 12B-1 FEE
 A fee paid from Fund assets to cover the cost of sales, promotions, and other Fund distribution activities, as well as certain shareholder servicing costs.

SECURITIES
Securities are financial instruments that represent ownership (stocks), a debt agreement (bonds) or the rights to ownership (derivatives).

SHORT SALE
A short sale involves the sale of a security that a Fund does not own with the intent to buy the same security later at a lower price. The Fund borrows the security, delivers it to the buyer and is obligated to return the security to the lender at a later date. Investors who participate in short selling can profit if the cost of buying the borrowed security is lower than the price at the time of the initial sale.

STOCK
A stock is a type of security that signifies ownership in a corporation and represents a claim on part of the corporation's assets and earnings. An investor who owns stock in a corporation or owns one or more units in a mutual fund is called a shareholder.

The two main types of stock are common and preferred. Owners of common stock usually have the right to vote at shareholder meetings and can receive dividends that the corporation has declared. Owners of preferred stock generally do not have voting rights, but they have a higher claim on assets and earnings than do owners of common shares. For example, owners of preferred stock receive dividends before owners of common stock and have priority in the event that a corporation goes bankrupt and is liquidated.

BACK COVER

INFORMATION FROM GARTMORE FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents -- which may be obtained free of charge -- contain additional information about the Fund:

   o Statement of Additional Information (incorporated by reference into this Prospectus)
   o Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year)
   o Semi-Annual Reports

To obtain any of the documents free of charge, to request other information about a Fund, or to make other shareholder inquiries, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 1-800-848-0920, or write to us at the address listed below, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

FOR ADDITIONAL INFORMATION CONTACT:

BY REGULAR MAIL:
Gartmore Funds
P.O. Box 182205
Columbus, Ohio 43218-2205
(614) 428-3278 (fax)

BY OVERNIGHT MAIL:
Gartmore Funds
3435 Stelzer Road
Columbus, Ohio 43219

FOR 24-HOUR ACCESS:
1-800-848-0920 (toll free) Customer Service Representatives are available
8 a.m. - 9 p.m. Eastern Time, Monday through Friday. Call after 7 p.m.
Eastern Time for closing share prices. Also, visit the Gartmore Funds' website at www.gartmorefunds.com.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC) You can obtain copies of Fund documents from the SEC

   o on the SEC's EDGAR database via the Internet at www.sec.gov,
   o by electronic request publicinfo@sec.gov, in person at the SEC's Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.), or
   o by mail by sending your request to Securities and Exchange Commission Public Reference Section Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)


THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-08495

(C) 2005 Gartmore Global Investments, Inc. All rights reserved.

GG-0000 2/05

CORE ASSET ALLOCATIONS SERIES

Gartmore Investor Destinations Aggressive Fund
Gartmore Investor Destinations Moderately Aggressive Fund
Gartmore Investor Destinations Moderate Fund
Gartmore Investor Destinations Moderately Conservative Fund
Gartmore Investor Destinations Conservative Fund


                                 GARTMORE FUNDS
                              WWW.GARTMOREFUNDS.COM

                                   PROSPECTUS

                                February 28, 2005


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

TABLE OF CONTENTS

SECTION 1 OVERVIEW OF FUND RISKS

SECTION 2 FUND SUMMARIES AND PERFORMANCE
Gartmore Investor Destinations Aggressive Fund
Gartmore Investor Destinations Moderately Aggressive Fund
Gartmore Investor Destinations Moderate Fund
Gartmore Investor Destinations Moderately Conservative Fund
Gartmore Investor Destinations Conservative Fund.......................

SECTION 3 FUND DETAILS
Principal Investments..................................................
Description of Principal Risks.........................................

SECTION 4 FUND MANAGEMENT
Management, Subadvisory, and Performance Based Fees....................
Portfolio Management

SECTION 5 INVESTING WITH GARTMORE
Choosing a Share Class................................................
Contacting Gartmore Funds..............................................
Buying Shares..........................................................
Exchanging Shares......................................................
Selling Shares.........................................................
Excessive Trading......................................................
Exchange and Redemption Fees...........................................

SECTION 6 DISTRIBUTIONS AND TAXES
Distributions and Capital Gains........................................
Selling and Exchanging Fund Shares.....................................
Other Tax Jurisdictions................................................
Tax Status for Retirement Plans and
Other Tax-Deferred Accounts............................................
Backup Withholding.....................................................

SECTION 7 FINANCIAL HIGHLIGHTS.........................................

APPENDIX DESCRIPTION OF UNDERLYING INVESTMENTS

GLOSSARY...............................................................

INTRODUCTION TO THE CORE ASSET ALLOCATIONS SERIES
This Prospectus provides information about the Core Asset Allocations Series, five funds designed to provide asset allocation options suitable for a range of investor goals. Each Fund is a "fund of funds" that invests primarily in affiliated index mutual funds and short-term investments representing a variety of asset classes.

Gartmore Investor Destinations: Aggressive Fund
Gartmore Investor Destinations: Moderately Aggressive Fund
Gartmore Investor Destinations: Moderate Fund
Gartmore Investor Destinations: Moderately Conservative Fund
Gartmore Investor Destinations: Conservative Fund

These Funds are primarily intended:

         o To seek to provide a solution for investors to achieve their financial objectives through a pre-determined asset allocation program.

         o To seek to provide a solution for investors to maximize long-term total returns at an acceptable level of risk through broad diversification among multiple asset classes.

To decide which of these Funds is appropriate for your investment program, you should consider your personal investment objectives and financial circumstances, the length of time until you need your money and the amount of risk you are comfortable taking.

Each Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Typically, this transpires when new money comes into the Fund and has not been invested or during unusual business, economic, political or financial conditions. Should this occur each participating Fund will not be pursuing its investment objective. This may result in a lower return for those Funds, and they may miss potential market upswings.

As with any mutual fund, there can be no guarantee that these Funds will meet their investment objectives or that a Fund's performance will be positive for any period of time.

Each Fund's investment objective may be changed without shareholder approval.

--------------------------------------------------------------------------------
RISK FACTORS FOR THE FUNDS
Please note that an investment in any of the Funds is:

o    not guaranteed to meet its investment goal;
o    not a deposit;
o not insured, endorsed or guaranteed by the FDIC or any government agency or financial institution; and
o subject to investment risk, including the possible loss of your original investment.
--------------------------------------------------------------------------------

The Fund Summaries and Performance section summarizes key information about the Funds, including their investment objectives, principal strategies and risks, performance and fees. More information about each Fund can be found in Section 2, Fund Details.

--------------------------------------------------------------------------------
Throughout this prospectus, "Fund" refers to any of the five individual Gartmore Investor Destinations Funds and "Funds" refers to all five. "Underlying Funds" refers to the mutual funds that the Funds may hold. "Underlying Investments" refers to both the mutual funds and the other investments the Funds may hold. The words "you" and "your" refer to potential investors and current shareholders of one or more of the Funds. "Gartmore" refers to Gartmore Mutual Fund Capital Trust, the Funds' investment adviser.
--------------------------------------------------------------------------------

ABOUT SHARE CLASSES
Each Fund has six different share classes - Class A, Class B, Class C, Class R, Institutional Service Class, and Institutional Class shares. An investment in any share class of a Fund represents an investment in the same portfolio of securities. However, the fees, sales charges, and expenses for each share class are different. The existence of multiple share classes allows you to choose the cost structure you prefer. The Fund Summaries include fees and expenses for the Funds and corresponding classes. For help in determining which share class is suitable for you, see Section 5, Investing with Gartmore:

Choosing a ShareClass.

SECTION 1 OVERVIEW OF FUND RISKS

All mutual funds are subject to some risk. As a company, Gartmore has built sound risk-management processes designed to increase the probability of delivering enhanced risk-adjusted returns over the long term. Across its diverse family of investment offerings, Gartmore strives to combine fundamental security selection with the application of technology to help control risk and enhance returns.

The Gartmore Investor Destinations Funds also strive to manage risk through multiple layers of diversification. The portfolio management team spreads the Funds' holdings across various asset classes as well as among Underlying Funds with distinct investment strategies and a broad mix of individual holdings. Since different types of investments tend to perform well at different times, this layered diversification strategy increases the possibility that better performing investments within the Funds can reduce or potentially offset the negative impact of periodic weakness in other investments.

The following are specific risks that could affect the Funds' performance. Depending on the percentage of its assets each Fund invests in a particular asset class, certain risks have more or less impact on that Fund. For example, the Moderately Aggressive Fund and Aggressive Fund invest more of their assets in stocks and so are generally affected more by risks associated with stocks. In contrast, the Conservative Fund and the Moderately Conservative Fund are generally affected more by risks associated with bonds.

RISKS ASSOCIATED WITH INDEX FUNDS

Underlying Funds that seek to match the performance of an index may not fully replicate their respective indexes and may perform differently from the securities in the index. To minimize this possibility, they attempt to be fully invested at all times and generally do not hold a significant portion of their assets in cash. Since they generally do not attempt to hedge against market declines, they may fall in value more than other mutual funds in the event of a general market decline. In addition, unlike an index fund, an index has no operating or other expenses. As a result, even though index funds attempt to track their indexes as closely as possible, they will tend to underperform the indexes to some degree over time.

RISKS ASSOCIATED WITH STOCKS

MID-CAP AND SMALL CAP RISK. Investments in mid-sized and smaller, newer companies may involve greater risk than investments in larger, more established companies because their stocks are usually less stable in price and less liquid. To the extent the Underlying Fund invests in stocks of small and mid-sized companies, it may be subject to increased risk.

STOCK MARKET RISK refers to the possibility that an Underlying Fund could lose value if the individual stocks in which the Underlying Fund has invested and/or the overall stock markets in which those stocks trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by many factors, including:

o    corporate earnings;
o    production;
o    management;
o    sales; and
o market trends, including investor demand for a particular type of stock, such as growth or value stocks, small or large stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

RISKS ASSOCIATED WITH INTERNATIONAL STOCKS

Foreign risk is the risk that foreign securities may be more volatile, harder to price, and less liquid than U.S. securities. Foreign investments involve the following risks in addition to those of U.S. investments:

o    political and economic instability,
o    the impact of currency exchange rate fluctuations,
o    reduced information about issuers,
o    higher transaction costs,
o    less stringent regulatory and accounting standards, and
o    delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities and the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Underlying Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

RISKS ASSOCIATED WITH BONDS AND SHORT-TERM INVESTMENTS

CREDIT RISK is the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when they are due. In addition, if an issuer's financial condition changes, the ratings on the issuer's debt securities may be lowered, which could negatively affect the prices of the securities an Underlying Fund owns. This risk is particularly high for junk bonds and lower-rated convertible securities.

INFLATION RISK is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. The income produced by these securities is worth less when prices for goods and services rise. To compensate for this loss of purchasing power, the securities trade at lower prices. Inflation also reduces the purchasing power of any income you receive from an Underlying Fund.

INTEREST RATE RISK is the risk that the value of debt securities held by an Underlying Fund may decrease when market interest rates rise. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall. Typically, the longer the maturity of a debt security, the more sensitive the debt security's price will be to interest rate changes.

SECTION 2 FUND SUMMARIES AND PERFORMANCE

FUND SUMMARIES

INVESTMENT OBJECTIVES
Each Fund seeks to maximize total investment return for a given level of risk.

PRINCIPAL STRATEGIES
The Funds strive to provide diversification across major asset classes: U.S. stocks, international stocks, bonds, and short-term investments. Depending on its target risk level, each Fund invests different amounts in these asset classes and in a mix of Underlying Funds and short-term investments.

GARTMORE INVESTOR DESTINATIONS AGGRESSIVE FUND
The Aggressive Fund pursues its objective primarily by seeking growth of capital. The Aggressive Fund's allocation is heavily weighted toward U.S. and international stock investments.

This Fund is generally appropriate for investors:

     o    comfortable with substantial risk.
     o    with long time horizons.
     o seeking to maximize long-term returns with the ability to accept possible significant short-term losses.

GARTMORE INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND
The Moderately Aggressive Fund pursues its objective primarily by seeking growth of capital, but also by seeking income. The Moderately Aggressive Fund's allocation is significantly weighted toward stock investments, but also includes some bonds and short-term investments to reduce volatility.

This Fund is generally appropriate for investors:

     o seeking to maximize long-term returns with a tolerance for possible short-term losses.

It may also be appropriate for investors seeking additional diversification.

GARTMORE INVESTOR DESTINATIONS MODERATE FUND
The Moderate Fund pursues its objective by seeking both growth of capital and income. The Moderate Fund's allocation is weighted toward stock investments, but also includes a substantial portion in bonds and short-term investments to add income and reduce volatility.

This Fund is generally appropriate for investors:

     o with a lower tolerance for risk than more aggressive investors seeking both growth and income.
     o willing to accept moderate short-term price fluctuations in exchange for potentially higher returns over time.

GARTMORE INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND
The Moderately Conservative Fund pursues its objective by seeking income and, secondarily, long-term growth of capital. The Moderately Conservative Fund's allocation is weighted toward bonds and short-term investments, but also includes a substantial portion in stock investments for long-term growth.

This Fund is generally appropriate for investors:

     o with a lower tolerance for risk than more aggressive investors for whom income is the primary investment goal.
     o    with a shorter time horizon for their investment.
     o willing to accept some short-term price fluctuations in exchange for potentially higher income and growth.

GARTMORE INVESTOR DESTINATIONS CONSERVATIVE FUND
The Conservative Fund pursues its objective by seeking income and, secondarily, long-term growth of capital. The Conservative Fund's allocation focuses on bonds and short-term investments, while including some stocks for long-term growth.

This Fund is generally appropriate for investors who:

     o    have a short time horizon or
     o    have a low tolerance for risk, and
     o    primarily seek income from their investment.

The Funds primarily invest in affiliated index funds, representing several asset classes, and in short-term investments. The index funds invest directly in stocks, bonds or other securities with a goal of matching a specific stock or bond index.

You could purchase the Underlying Funds and short-term investments directly. However, the Funds offer the added benefits of professional asset allocation and an extra measure of diversification.

Each Fund has a pre-determined target allocation for the chosen asset classes. Although sudden or significant changes in these allocations are not expected, the Funds' portfolio management team monitors each Fund and, if necessary, periodically realigns the Fund's actual allocation with its target.

Listed below are the asset classes the Funds may invest in, the Underlying Funds and other investments chosen for each asset class, and each Fund's target allocations. The Funds do not necessarily invest in every asset class or all of the Underlying Funds. The Funds may also invest in other mutual funds chosen to complement the Underlying Funds listed here and the Adviser may change the specified Underlying Funds and short-term investments at any time. Target allocations listed in the table are reviewed periodically and subject to change at any time without notice. Over the short term, the actual allocationa may vary form these targets.

-----------------------------------------------------------------------------------------------------------------------
ASSET CLASSES                   TARGET ALLOCATIONS:
AND UNDERLYING                  GARTMORE INVESTOR DESTINATIONS
INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------
                                Aggressive      Moderately         Moderate      Moderately       Conservative
                                                Aggressive                       Conservative
-----------------------------------------------------------------------------------------------------------------------
U.S. STOCKS                          65%               55%             45%             30%                15%

U.S. LARGE CAP
    Gartmore S&P 500 Index            40               35               30             20                  10
    Fund

U.S. MID CAP                          15               15               10             10                  5
    Gartmore Mid Cap Market
    Index Fund

U.S. SMALL CAP                        10                5               5               0                  0
    Gartmore Small Cap Index
    Fund

-----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL STOCKS                  30               25               15             10                  5

    Gartmore International            30               25               15             10                  5
    Index Fund
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
BONDS                                                  35          35     25           15                  5

    Gartmore Bond Index Fund                           35          35     25           15                  5

-----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                 45          25     15            5                  0

    Gartmore Morley Enhanced                          22.5         12.5   7.5          2.5
    Income Fund
    Gartmore Money Market Fund                          0           0      0            0
    Nationwide Contract                               22.5         12.5   7.5          2.5

-----------------------------------------------------------------------------------------------------------------------

TEMPORARY INVESTMENTS
Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if a Fund's adviser or subadviser believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks; (4) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be persuing its investment objective and may miss potential market upswings.

PRINCIPAL RISKS
The value of your investment in any of the Funds will fluctuate. If the value of a Fund's investment decreases, so will the value of your investment in the Fund. Although the Funds strive to reduce the risk of loss by diversifying across multiple asset classes and by investing in Underlying Funds that hold a number of different individual securities, this risk cannot be entirely eliminated. The likelihood of a loss generally declines the longer you hold your investment.

PERFORMANCE RISK. Each Fund's investment performance is directly tied to the performance of its Underlying Funds and short-term investments. If one or more of the Underlying Funds fails to meet its objective, the Funds' performance could be negatively affected. There can be no assurance that any Fund, Underlying Fund or short-term investment will achieve its objective.

ASSET ALLOCATION RISK. Each Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and Underlying Funds. Each Fund will be affected to varying degrees by stock and bond market risks, among others. The potential impact of the risks related to an asset class depends on the size of the Fund's allocation to it. For a more complete explanation of these risks, please see Section 3, Fund Details.

To the extent that a Fund invests in Underlying Funds in the U.S. and International Stocks asset classes, it is subject to the following risks:

     o    Mid-Cap and small cap risk
     o    Stock market risk

To the extent that a Fund invests in Underlying Funds in the International asset class, it is also subject to the following risk:

     o    Foreign risk

To the extent that a Fund invests in Underlying Funds in the Bond asset class, it is subject to the following risks. These risks also apply, to a lesser degree, to a Fund's short-term investments:

     o    Credit risk
     o    Inflation risk
     o    Interest rate risk

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information.

PERFORMANCE

The chart and table below can help you evaluate both the Funds' potential risks and its potential rewards. The bar chart shows how the Funds' results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund's average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund's past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

BAR CHARTS HERE

BEST QUARTER/WORST QUARTER BELOW CHARTS

* These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

AGGRESSIVE FUND
AVERAGE ANNUAL RETURNS(1)                              1 YEAR                    3 YEARS                SINCE INCEPTION
AS OF DECEMBER 31, 2004                                                                                 (March 31, 2000)

Class A shares - Before Taxes
Class A shares - After Taxes on Distributions
Class A shares - After Taxes on Distributions and
Sale of Shares                                                                                          x.xx%
Class B shares - Before Taxes
Class C shares - Before Taxes(3)                                                                        x.xx%(4)
Class R shares - Before Taxes                                                                           x.xx%(4)
Service Class shares - Before Taxes
Institutional Class shares - Before Taxes                                                               x.xx%(5)
Aggressive Fund Composite Index(6)
Citigroup 3-Month Treasury Bill Index(7)
Lehman Brothers (LB) U.S. Aggregate Bond Index(6)
Morgan Stanley Capital International Europe,
Australasia and Far East (MSCI EAFE) Index(7)
Standar & Poor's (S&P) 500 Index(7)
S&P Mid Cap 400 Index(7)
Russell 2000(R) Index

MODERATELY AGGRESSIVE FUND
AVERAGE ANNUAL RETURNS(1)                              1 YEAR                    3 YEARS                SINCE INCEPTION
AS OF DECEMBER 31, 2004                                                                                 (March 31, 2000)

Class A shares - Before Taxes Class A shares - After Taxes on Distributions
Class A shares - After Taxes on Distributions and
Sale of Shares                                                                                          x.xx%
Class B shares - Before Taxes
Class C shares - Before Taxes(3)                                                                        x.xx%(4)
Class R shares - Before Taxes                                                                           x.xx%(4)
Service Class shares - Before Taxes
Institutional Class shares - Before Taxes                                                               x.xx%(5)
Moderately Aggressive Fund Composite Index(6)
LB U.S. Aggregate Bond Index(6)
MSCI EAFE Index(7)
S&P 500 Index(7)
S&P Mid Cap 400 Index(7)
Russell 2000(R) Index
Citigroup 3-Month Treasury Bill Index

MODERATE FUND
AVERAGE ANNUAL RETURNS(1)                              1 YEAR                    3 YEARS                SINCE INCEPTION
AS OF DECEMBER 31, 2004                                                                                 (March 31, 2000)

Class A shares - Before Taxes Class A shares - After Taxes on Distributions
Class A shares - After Taxes on Distributions and
Sale of Shares                                                                                          x.xx%

Class B shares - Before Taxes
Class C shares - Before Taxes(3)                                                                        x.xx%(4)
Class R shares - Before Taxes                                                                           x.xx%(4)
Service Class shares - Before Taxes
Institutional Class shares - Before Taxes                                                               x.xx%(5)
Moderate Fund Composite Index(6)

LB U.S. Aggregate Bond Index(6)
MSCI EAFE Index(7)
S&P 500 Index(7)
S&P Mid Cap 400 Index(7)
Russell 2000(R) Index
Citigroup 3-Month Treasury Bill Index(7)

MODERATELY CONSERVATIVE FUND
AVERAGE ANNUAL RETURNS(1)                              1 YEAR                    3 YEARS                SINCE INCEPTION
AS OF DECEMBER 31, 2004                                                                                 (March 31, 2000)

Class A shares - Before Taxes Class A shares - After Taxes on Distributions
Class A shares - After Taxes on Distributions and
Sale of Shares                                                                                          x.xx(2)%
Class B shares - Before Taxes
Class C shares - Before Taxes(3)                                                                        x.xx%(4)
Class R shares - Before Taxes                                                                           x.xx%(4)
Service Class shares - Before Taxes
Institutional Class shares - Before Taxes                                                               x.xx%(5)
Moderately Conservative Fund Composite Index(6)
LB U.S. Aggregate Bond Index(6)
MSCI EAFE Index(7)
S&P 500 Index(7)
S&P Mid Cap 400 Index(7)
Citigroup 3-Month Treasury Bill Index(7)

CONSERVATIVE FUND
AVERAGE ANNUAL RETURNS1                                1 YEAR                    3 YEARS                SINCE INCEPTION
AS OF DECEMBER 31, 2004                                                                                 (March 31, 2000)

Class A shares - Before Taxes Class A shares - After Taxes on Distributions
Class A shares - After Taxes on Distributions and
Sale of Shares                                                                                          x.xx(2)%
Class B shares - Before Taxes
Class C shares - Before Taxes(3)                                                                        x.xx%(4)
Class R shares - Before Taxes                                                                           x.xx%(4)
Service Class shares - Before Taxes
Institutional Class shares - Before Taxes                                                               x.xx%(5)
Conservative Fund Composite Index(6)
LB U.S. Aggregate Bond Index(6)
MSCI EAFE Index(7)
S&P 500 Index(7)
S&P Mid Cap 400 Index(7)
Citigroup 3-Month Treasury Bill Index(7)

(1) These returns include the impact of expenses and any sales charges. If sales charges were not included, returns would be higher.
(3) A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.
(4) Returns before the first offering of Class C shares (3/1/01) and Class R shares (12/31/03) are based on the performance of Class B shares. This performance is substantially similar to what Class C and Class R shares would have produced because these three classes invest in the same portfolio of securities. Class C performance has been adjusted to reflect applicable sales charges. Class R performance has been adjusted to eliminate sales charges that do not apply to that class, but has not been adjusted to reflect its lower expenses.
(5) Returns before the first offering of Institutional Class shares (6/29/04) are based on the performance of Institutional Service class shares. This performance is substantially similar to what the Institutional Class shares would have produced because both classes invest in the same portfolio of securities. Returns for the Institutional Class have not been adjusted to reflect its lower expenses.
(6) Each Fund is compared to a specific Composite Index that is a hypothetical representation of the combined performance of the underlying asset classes in each Fund's target allocations. These Composite returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual Composite returns would be lower. The components of the respective composite indexes and their weightings are as follows:

     o Conservative Composite Index: Citigroup 3-month Treasury Bill Index (45%), LB U.S. Aggregate Bond Index (35%), S&P 500 Index (10%), S&P Mid Cap 400 Index (5%) and MSCI EAFE Index (5%).
     o Moderately Conservative Composite Index: LB U.S. Aggregate Bond Index (35%), Citigroup 3-month Treasury Bill Index (25%), S&P 500 Index (20%), S&P Mid Cap 400 Index (10%) and MSCI EAFE Index (10%).
     o Moderate Composite Index: S&P 500 Index (30%), LB U.S. Aggregate Bond Index (25%), MSCI EAFE Index (15%), Citigroup 3-month Treasury Bill Index (15%), S&P Mid Cap 400 Index (10%) and Russell 2000 Index (5%).
     o Moderately Aggressive Composite Index: S&P 500 Index (35%), MSCI EAFE Index (25%), S&P Mid Cap 400 Index (15%) LB U.S. Aggregate Bond Index (15%), Russell 2000 Index (5%) and Citigroup 3-month Treasury Bill Index (5%).
     o Aggressive Composite Index: S&P 500 Index (40%), MSCI EAFE Index (30%), S&P Mid Cap 400 Index (15%), Russell 2000 Index (10%) and LB U.S. Aggregate Bond Index (5%).

(7) Each Fund is also compared to the actual returns of the broad-based indexes that make up its Composite Index. These index returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual index returns would be lower. The descriptions of the indexes (in alphabetical order) are as follows:

     o The Citigroup 3-Month Treasury Bill Index is an unmanaged index that is generally representative of the average of the last 3-month Treasury bill issues (excluding the current month-end bills).
     o The LB U.S. Aggregate Index is an unmanaged, market value-weighted index of investment grade fixed-rate debt issues including government, corporate, asset-based and mortgage-backed securities with maturities of one year or more.
     o The MSCI EAFE Index is an unmanaged free float-adjusted, market capitalization-weighted index that that is designed to measure in stocks of developed markets outside of the United States and Canada.
     o The Russell 2000(R) Index is an unmanaged index that measures the performance the stocks of small capitalization U.S. companies.
     o The S&P 500 Index is an unmanaged, capitalization-weighted index of 500 widely held stocks of large-cap U.S. companies.
     o The S&P MidCap 400 Index is an unmanaged index of 400 mid-sized U.S. companies that represents the stock performance of mid-capitalization U.S. companies.

FEES AND EXPENSES

These tables describe the direct fees and expenses you may pay if you buy and hold shares of the Funds, depending on the share class you select. In addition to these fees, you also indirectly pay a proportion of the Underlying Funds' expenses. See Section 3, Fund Details for more information.

[ADD A LINE FOR INDIRECT ANNUAL EXPENSES PAID BY THE FUND TO EACH TABLE, WITH A FOOTNOTE 9 RFERENCE.]

FEE TABLE - AGGRESSIVE FUND

------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES(1) (FEES PAID
DIRECTLY FROM YOUR INVESTMENT)        Class A    Class B    Class C    Class R    Service Class    Institutional Class
------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)           5.75%(2)    None       None       None          None                None
Imposed on Purchases (as a
percentage of offering price)
------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) imposed upon redemptions
(as a percentage of offering or
sale price, whichever is less)         None(3)   5.00%(4)    1.00%(5)    None          None                None
------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------
Management Fees (fees paid to
have the Fund's investments
professionally managed.)
------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service                                             x.x%(6)
(12b-1) Fees (fees paid from
Fund assets to cover the cost
of sales, promotions and other
distribution activities, as well
as certain shareholder servicing
costs)
------------------------------------------------------------------------------------------------------------------------
Other Expenses
------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES
------------------------------------------------------------------------------------------------------------------------
Amount of Fee Waiver/Expense
Reimbursement(7)
------------------------------------------------------------------------------------------------------------------------

TOTAL ANNUAL FUND OPERATING
EXPENSES (AFTER
WAIVERS/REIMBURSEMENTS)
INDIRECT ANNUAL EXPENSES(9)
------------------------------------------------------------------------------------------------------------------------


FEE TABLE - MODERATELY AGGRESSIVE FUND

------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES(1) (FEES PAID
DIRECTLY FROM YOUR INVESTMENT)        Class A    Class B    Class C    Class R    Institutional    Institutional Class
                                                                                  Service Class
------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)           5.75%(2)    None       None       None          None                None
Imposed on Purchases (as a
percentage of offering price)
------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) imposed upon redemptions
(as a percentage of offering or
sale price, whichever is less)         None(3)    5.00%(4)    1.00%(5)   None         None                None
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------
Management Fees (fees paid to
have the Fund's investments
professionally managed.)
------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service                                             x.x%(6)
(12b-1) Fees (fees paid from Fund
assets to cover the cost
of sales, promotions and other
distribution activities, as well
as certain shareholder servicing
costs)
------------------------------------------------------------------------------------------------------------------------
Other Expenses
------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES
------------------------------------------------------------------------------------------------------------------------
Amount of Fee Waiver/Expense
Reimbursement(7)
------------------------------------------------------------------------------------------------------------------------

TOTAL ANNUAL FUND OPERATING
EXPENSES (AFTER
WAIVERS/REIMBURSEMENTS)
INDIRECT ANNUAL EXPENSES(9)
------------------------------------ ---------- ---------- ---------- ---------- ---------------- ----------------------

FEE TABLE - MODERATE FUND

------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES(1) (FEES PAID
DIRECTLY FROM YOUR INVESTMENT)        Class A    Class B    Class C    Class R    Institutional    Institutional Class
                                                                                  Service Class
------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)           5.75%(2)    None       None       None          None                None
Imposed on Purchases (as a
percentage of offering price)
------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) imposed upon redemptions
(as a percentage of offering or
sale price, whichever is less)         None(3)    5.00%(4)   1.00%(5)   None          None                None
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------
Management Fees (fees paid
to have the Fund's investments
professionally managed.)
------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service                                             x.x%(6)
(12b-1) Fees (fees paid from
Fund assets to cover the cost of
sales, promotions and other
distribution activities, as well as
certain shareholder servicing
costs)
------------------------------------------------------------------------------------------------------------------------
Other Expenses
------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES
------------------------------------------------------------------------------------------------------------------------
Amount of Fee Waiver/Expense
Reimbursement(7)
------------------------------------------------------------------------------------------------------------------------

TOTAL ANNUAL FUND OPERATING
EXPENSES (AFTER
WAIVERS/REIMBURSEMENTS)
INDIRECT ANNUAL EXPENSES(9)
------------------------------------------------------------------------------------------------------------------------

FEE TABLE - MODERATELY CONSERVATIVE FUND

------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES(1) (FEES PAID
DIRECTLY FROM YOUR INVESTMENT)        Class A    Class B    Class C    Class R    Institutional    Institutional Class
                                                                                  Service Class
------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)           5.75%(2)    None       None       None          None                None
Imposed on Purchases (as a
percentage of offering price)
------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) imposed upon redemptions
(as a percentage of offering or
sale price, whichever is less)         None(3)    5.00%(4)   1.00%(5)    None          None                None
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                      Applies only to exchanges and redemptions within 90 days after purchase.
------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------
Management Fees (fees paid to
have the Fund's investments
professionally managed.)
------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service                                             x.x%(6)
(12b-1) Fees (fees paid from
Fund assets to cover the cost of
sales, promotions and other
distribution activities, as well
as certain shareholder servicing
costs)
------------------------------------------------------------------------------------------------------------------------
Other Expenses
------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES
------------------------------------------------------------------------------------------------------------------------
Amount of Fee Waiver/Expense
Reimbursement(7)
------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES (AFTER
WAIVERS/REIMBURSEMENTS)
------------------------------------------------------------------------------------------------------------------------

FEE TABLE - CONSERVATIVE FUND

------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES(1) (FEES PAID
DIRECTLY FROM YOUR INVESTMENT)        Class A    Class B    Class C    Class R    Institutional    Institutional Class
                                                                                  Service Class
------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)           5.75%2      None       None       None          None                None
Imposed on Purchases (as a
percentage of offering price(2)
------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) imposed upon redemptions
(as a percentage of offering or
sale price, whichever is less)         None(3)    5.00%(4)   1.00%(5)   None          None                None
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------
Management Fees (fees paid to
have the Fund's investments
professionally managed.)
------------------------------------------------------------------------------------------------------------------------
Distribution and/or Service                                             x.x%(6)
(12b-1) Fees (fees paid from
Fund assets to cover the cost of
sales, promotions and other
distribution activities, as well as
certain shareholder servicing
costs)
------------------------------------------------------------------------------------------------------------------------
Other Expenses
------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES
------------------------------------------------------------------------------------------------------------------------
Amount of Fee Waiver/Expense
Reimbursement(7)
------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES (AFTER
WAIVERS/REIMBURSEMENTS)
------------------------------------------------------------------------------------------------------------------------

(1) If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.
(2) The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 5, Investing with Gartmore: Choosing a Share Class--Reduction and Waiver of Class A Sales Charges.
(3) A CDSC of up to 0.15% may apply to certain redemptions of Class A shares if purchased without sales charges and for which a finder's fee is paid. Section 5, Investing with Gartmore: Choosing a Share Class-- Reduction and Waiver of Class A Sales Charges.
(4) A CDSC beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 5, Investing with
Gartmore: Choosing a Share Class--Class B Shares.

(5) A CDSC of 1% is charged if you sell Class C shares within the first year after purchase. See Section 5, Investing with Gartmore: Choosing a Share Class--Class C Shares.
(7) As each of the Funds had not completed a full fiscal year as of the date of this Prospectus, "Distribution and/or Service (12b-1) Fees" for Class R Shares are estimated. These fees could increase to 0.50% of the average daily net assets of each Fund's Class R shares.
(8) The Trust and Gartmore Mutual Funds Trust (the "Adviser" have entered into a written contract limiting operating expenses for the Class A shares of each Fund to 0.25% at least through February 28, 2006. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, short-sale dividend expenses, 12b-1 fees, and administrative service fees and may exclude other expenses as well. The Funds are authorized to reimburse the Adviser for management fees previously waived and/or for Other Expenses previously paid by the Adviser, as long as the reimbursements do not cause the Funds to exceed the expense limitation in the agreement. Any reimbursements to the Adviser must be within three years of the end of the fiscal year in which the Adviser made or waived the payment for which it is being reimbursed.
(9) Because the Gartmore Investor Destinations Funds invest primarily in other Gartmore Funds, they are shareholders of those Underlying Funds. The Underlying Funds and the Nationwide Contract do not charge the Funds any sales charge for buying or selling shares. However, the Funds indirectly pay a portion of the operating expenses, including management fees of the Underlying Funds and short-term investments they hold. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses described in the fee tables above. Actual indirect expenses vary depending on how each Fund's assets are spread among the underlying investments. This figure represents the average expense ratio for each Fund, based on its target allocation and the expense ratios for underlying investments for their most-recent fiscal year or an estimate for the current fiscal year (after fee waivers and reimbursements).

EXAMPLE

This example shows what you might pay in expenses over time. You may use this example to compare the cost of a Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                              1 Year   3 Years
--------------------------------------------------------------------
Aggressive Fund
   Class A Shares*
   Class B Shares
   Class C Shares
   Class R Shares
  Service
        Class Shares
   Institutional Class Shares
--------------------------------------------------------------------
Moderately Aggressive Fund
   Class A Shares*
   Class B Shares
   Class C Shares
   Class R Shares
  Service
        Class Shares
   Institutional Class Shares
--------------------------------------------------------------------
Moderate Fund
   Class A Shares*
   Class B Shares
   Class C Shares
   Class R Shares
   Institutional Service
        Class Shares
   Institutional Class Shares
--------------------------------------------------------------------

Moderately Conservative Fund
   Class A Shares*
   Class B Shares
   Class C Shares
   Class R Shares
   Service
        Class Shares
   Institutional Class Shares
--------------------------------------------------------------------
Conservative Fund
   Class A Shares*
   Class B Shares
   Class C Shares
   Class R Shares
  Service
        Class Shares
   Institutional Class Shares


You would pay the following expenses on the same investment if you did not sell your shares:**


                              1 Year   3 Years
--------------------------------------------------------------------
Aggressive Fund
   Class B Shares
   Class C Shares
--------------------------------------------------------------------
Moderately Aggressive Fund
   Class B Shares
   Class C Shares
--------------------------------------------------------------------
Moderate Fund
   Class B Shares
   Class C Shares
--------------------------------------------------------------------
Moderately Conservative Fund
   Class B Shares
   Class C Shares
--------------------------------------------------------------------
Conservative Fund
   Class B Shares
   Class C Shares


 * Assumes a CDSC does not apply.
** Expenses paid on the same investment in Class A (unless your purchase is subject to a CDSC for a purchase of $1,000,000 or more), Class R, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

INDIRECT EXPENSES PAID BY THE FUNDS


SECTION 3 FUND DETAILS

PRINCIPAL INVESTMENT STRATEGIES

The Gartmore Investor Destinations Funds strive to provide shareholders with a high level of diversification across major asset classes primarily through investments in passively managed Underlying Funds.

The reward potential and risks associated with each Fund depend on both the asset allocation and the amount invested in the Underlying Funds. The portfolio management team reviews asset allocations quarterly and continually monitor the mix of Underlying Funds, seeking to maintain each Fund's target asset allocation.

The Funds' target allocations for each asset class and for each Underlying Fund are provided in the Fund Summaries. A description of the underlying investments can be found in the Appendix.

Most of the Underlying Funds follow passive investment strategies. Their portfolio management team does not buy or sell securities based on analysis of economic, market or individual security analysis. Instead, they seek to assemble a portfolio of securities expected to approximately match the performance of a designated index. They generally make changes to portfolio holdings only as needed to maintain alignment with the index. A potential benefit of passively managed index funds is low shareholder expenses, which can contribute to attractive performance.

SECTION 4 FUND MANAGEMENT

INVESTMENT ADVISER
Gartmore Mutual Fund Capital Trust (the "Adviser"), located at 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the Funds' adviser and is responsible for overseeing the investment of the Funds' assets and supervising their daily business affairs. Gartmore Mutual Fund Capital Trust was organized in 1999 as an investment adviser for mutual funds. As of December 31, 2004, the Adviser and its U.S. affiliates had approximately $x billion in assets under management, of which the Adviser manages approximately $x billion.

The Adviser allocates the Funds assets according to their target allocations for each asset class and the Underlying Funds. The Adviser then monitors these allocations, as well as factors that could influence the allocations, such as market and economic conditions. For these services, each Fund pays the Adviser an annual management fee. This is in addition to the indirect fees that the Funds pay as shareholders of the underlying investments. The Adviser believes and the Board of Trustees concurs that the fees paid to the Adviser are for services in addition to the services provided by the underlying investments and do not duplicate those services.

The annual contractual management fee for each Fund, expressed as a percentage of each Fund's average daily net assets and not taking into account any applicable waivers is 0.13%.


PORTFOLIO MANAGEMENT
Each Fund is managed by a team of portfolio managers and research analysts employed by the Adviser. In making asset allocation decisions, the portfolio management team will typically confer with Ibbotson and Associates, a leading provider of asset allocation consulting services.

Call-out box:
Ibbotson Associates Advisors, LLC, founded in 1977 by Professor Roger Ibbotson, is a leading authority on asset allocation. Ibbotson provides extensive training, client education materials, asset allocation, investment management services and software to help its clients, which include brokerage firms, mutual fund companies, banks, insurance companies, individual planners, investment consultants, plan sponsors, and investment managers.

SECTION 5 INVESTING WITH GARTMORE

CHOOSING A SHARE CLASS

Call-out Box for Choosing a Share Class section: When selecting a share class, you should consider the following:

     o    Which share classes are available to you,
     o    How long you expect to own your shares,
     o    How much you intend to invest,
     o    Total costs and expenses associated with a particular share class, and
     o    Whether you qualify for any reduction or waiver of sales charges.

Your financial adviser can help you to decide which share class is best suited to your needs.

The Gartmore Funds offer several different share classes each with different price and cost features. The table below compares Class A, Class B and Class C shares, which are available to all investors.

Class R, Institutional Service Class and Institutional Class shares are available only to certain investors. For eligible investors, Class R, Institutional Service Class shares and Institutional Class shares may be more suitable than Class A, Class B or Class C shares.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.

                  COMPARING CLASS A, CLASS B AND CLASS C SHARES

CLASSES AND CHARGES                                     POINTS TO CONSIDER
CLASS A SHARES
Front-end sales charge up to 5.75%                      A front-end sales charge means that a portion of
                                                        your initial investment goes toward the sales
                                                        charge and is not invested.

Contingent deferred sales charge (CDSC)(1)              Reduction and waivers of sales charges are available.

Annual service and/or 12b-1 fee up to 0.25%             Total annual operating expenses are lower than
                                                        Class B and Class C charges which means higher
                                                        dividends per share.

                                                        No conversion feature.
                                                        No maximum investment amount.
CLASS B SHARES
CDSC up to 5.00%                                        No front-end sales charge means your full
                                                        investment immediately goes toward buying
                                                        shares.

Annual service and/or 12b-1 fee up to 1.00%             No reduction of CDSC, but waivers are available.
                                                        The contingent deferred sales charge declines
                                                        1%each year to zero after six years.
                                                        Total annual operating expenses are higher than
                                                        Class A charges which means lower dividends per
                                                        share are paid.

                                                        Automatic conversion to Class A shares after
                                                        seven years, which means lower annual expenses in
                                                        the future.

                                                        Maximum investment amount of $100,000.
                                                        Larger investments may be rejected.
CLASS C SHARES
CDSC                                                    of 1.00% No front-end sales charge means your
                                                        full investment immediately goes toward
                                                        buying shares.

Annual service and/or 12b-1 fee up to 1.00%             No reduction of CDSC, but waivers are available.
                                                        The contingent deferred sales charge declines to
                                                        zero after one year.

                                                        Total annual operating expenses are higher than
                                                        Class A charges which means lower dividends per
                                                        share.

                                                        No conversion feature.
                                                        Maximum investment amount of $1,000,0002. Larger
                                                        investments may be rejected.

(1) A CDSC of up to 0.15% may be charged on redemptions of Class A shares within 18 months of purchase if you paid no sales charge on the original purchase and for which a finder's fee was paid. The CDSC covers any finder's fee paid to your financial adviser or other intermediary.

(2) This limit was calculated based on a one-year holding period.

CLASS A SHARES

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

Front-end Sales Charges for Class A Shares.

-------------------------------------------------------------------------------------------------------------
                                                  Sales Charge as a percentage of Price            Dealer
                                              -------------------------------------------        Commission
                                                                   Net Amount Invested            Percentage
Amount of Purchase                            Offering Price       (approximately)               of Offering
-------------------------------------------------------------------------------------------------------------
Less than $50,000                                    5.75%                    6.10%                5.00%
-------------------------------------------------------------------------------------------------------------
$50,000 to $99,999                                   4.75                     4.99                  4.00
-------------------------------------------------------------------------------------------------------------
$100,000 to $249,999                                 3.50                     3.63                  3.00
-------------------------------------------------------------------------------------------------------------
$250,000 to $499,999                                 2.50                     2.56                  2.00
-------------------------------------------------------------------------------------------------------------
$500,000 to $999,999                                 2.00                     2.04                  1.75
-------------------------------------------------------------------------------------------------------------
$1 million or more                                   None                     None                 None*
-------------------------------------------------------------------------------------------------------------

* Dealer may be eligible for a finder's fee as described in "Purchasing Class A Shares without a Sales Charge" below.


REDUCTION AND WAIVER OF CLASS A SALES CHARGES
If you qualify for a reduction or waiver of Class A sales charges, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current net asset value. You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See "Reduction of Class A Sales Charges" and "Waiver of Class A Sales Charges" below and "Reduction of Class A Sales Charges" and "Net Asset Value Purchase Privilege (Class A Shares Only)" in the SAI for more information. This information regarding breakpoints is also available free of charge at www.gartmorefunds/funds/ptbreak.jsp.

Reduction of Class A Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

o A Larger Investment. The sales charge decreases as the amount of your investment increases.
o Rights of Accumulation. You and other family members living at the same address can combine the current value of your Class A investments in all Gartmore Funds (except Gartmore Money Market Fund), in order to qualify for a reduced sales charge. If you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be included.
o Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.
o Share Repurchase Privilege. If you sell Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of selling shares on which you previously paid a sales charge,. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your sale and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)
o Letter of Intent Discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Gartmore Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

Waiver of Class A Sales Charges

Front-end sales charges on Class A shares are waived for the following purchasers:

     o People purchasing shares through an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges.
     o Directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor.
     o    Retirement plans.
     o Investment advisory clients of Gartmore Mutual Funds Trust, Gartmore SA Capital Trust and their affiliates. Directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.

The Statement of Additional Information lists other investors eligible for sales charge waivers.

PURCHASING CLASS A SHARES WITHOUT A SALES CHARGE
Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the funds offered by Gartmore Mutual Funds and Gartmore Mutual Funds II, Inc. (including the Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) of up to 0.15% applies if a "finder's fee" is paid by the Distributor to your financial adviser or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finder's fee paid to the selling dealer.

 The CDSC does not apply:

     o if you are eligible to purchase Class A shares without a sales charge for another reason.
     o to shares acquired through reinvestment of dividends or capital gain distributions.

CONTINGENT DEFERRED SALES CHARGE ON CERTAIN SALES OF CLASS A SHARES

-------------------------------------------------------------------------------------------------------------
Amount of                             $1 million               $4 million                 $25 million
Purchase                            to $3,999,999            to $24,999,999                 or more
-------------------------------------------------------------------------------------------------------------
If sold within                                                   18 months
-------------------------------------------------------------------------------------------------------------
Amount of CDSC                          0.15%                     0.10%                      0.05%
-------------------------------------------------------------------------------------------------------------

Any contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a contingent deferred sales charge are sold first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see "Waiver of Contingent Deferred Sales Charges-Class A, Class B, and Class C Shares" for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Fund(s) is described above; however, the CDSCs for Class A shares of other Gartmore Funds may be different and are described in their respective prospectuses. If you purchase more than one Gartmore Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Gartmore Funds purchased and is proportional to the amount you redeem from each Gartmore Fund.

CALLOUT BOX: PUT BETWEEN CLASS A AND CLASS B SECTIONS

WAIVER OF CONTINGENT DEFERRED SALES CHARGES CLASS A, CLASS B, AND CLASS C SHARES The CDSC is waived on:
o the sale of Class A, Class B or Class C shares purchased through reinvested dividends or distributions. However, a CDSC is charged if you sell your Class B or Class C shares and then reinvest the proceeds in Class B or Class C shares within 30 days. The CDSC is re-deposited into your new account.
o Class B or Class C shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or disability.
o mandatory withdrawals from traditional IRA accounts after age 70-1/2 and for other required distributions from retirement accounts.
o sales of Class C shares from retirement plans offered by the Nationwide Trust Company

o For more complete information, see the Statement of Additional Information.

CLASS B SHARES

[WE WOULD LIKE TO DISCLOSE THE 4% DEALER CONCESSION IN THIS SECTION. WHO HAS LANGUAGE OR DETAILS?]

Class B shares may be appropriate if you do not want to pay a front-end sales charge and anticipate holding your shares for longer than six years.

If you sell Class B shares within six years of purchase you must pay a contingent deferred sales charge (if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

-------------------------------------------------------------------------------------------------------------
Sale within          1 year     2 years       3 years      4 years        5 years    6 years     7 years or
                                                                                                 more
-------------------------------------------------------------------------------------------------------------
Sales charge            5%           4%           3%            3%           2%          1%          0%
-------------------------------------------------------------------------------------------------------------

CONVERSION OF CLASS B SHARES

After you hold your Class B shares for seven years, they automatically convert at no charge into Class A shares, which have the advantage of lower fund expenses. Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the Class B shares converted; however, the total dollar value is the same.

CLASS C SHARES


Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you sell your Class C shares within the first year after you purchase them you must pay a contingent deferred sales charge of 1%.

For both B and C shares, the contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a contingent deferred sales charge are sold first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See "Waiver of Contingent Deferred Sales Charges-Class A, Class B, and Class C Shares" for a list of situations where a CDSC is not charged.

CLASS R SHARES

Class R Shares are available to retirement plans including:



o    401(k) plans,
o    457 plans,
o    403(b) plans,
o    profit sharing and money purchase pension plans,
o    defined benefit plans,
o    non-qualified deferred compensation plans, and
o other retirement accounts in which the retirement plan or the retirement plan's financial service firm has an agreement with the Distributor to use Class R shares.


The above-referenced plans are generally small and mid-sized retirement plans, having at least $1 million in assets, where shares are held through omnibus accounts, that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.

Class R shares are not available to:

o    retail retirement accounts,
o    institutional non-retirement accounts,
o    traditional and Roth IRAs,
o    Coverdell Education Savings Accounts,
o    SEPs and SAR-SEPs,
o    SIMPLE IRAs,
o    one-person Keogh plans,
o    individual 403(b) plans, or
o    529 Plan accounts.


CALL OUT BOX--PLACE BETWEEN CLASS R AND INSTITUTIONAL CLASSES

SHARE CLASSES AVAILABLE ONLY TO INSTITUTIONAL ACCOUNTS
The Fund(s) offer Institutional Service Class, Institutional Class and Class R shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

o    the level of distribution and administrative services the plan requires,
o    the total expenses of the share class , and
o    the appropriate level and type of fee to compensate the intermediary.
     An intermediary may receive different compensation depending on which class is chosen.


SERVICE CLASS SHARES

Institutional Service Class shares are available for purchase only by the following:

o retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;
o retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Fund(s) for these services;
o a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative service fee;
o    registered investment advisers investing on behalf of institutions;
o high net-worth individuals whose adviser is compensated by the Fund(s) for providing services; or
o life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(a) plans.

INSTITUTIONAL CLASS SHARES

Institutional Class shares are available for purchase only by the following:

     o funds of funds offered by the Distributor or other affiliates of the Fund;
     o retirement plans for which no third-party administrator receives compensation from the Fund(s);
     o institutional advisory accounts of Gartmore Mutual Funds Trust or its affiliates, those accounts which have client relationships with an affiliate of Gartmore Mutual Funds Trust, its affiliates and their corporate sponsors, subsidiaries; and related retirement plans;
     o rollover individual retirement accounts from such institutional advisory accounts ;
     o a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative service fees to the financial institution;
     o    registered investment advisers investing on behalf of institutions;
     o high net-worth individuals whose advisers derive compensation for advisory services exclusively from clients; or
     o high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

SALES CHARGES, DISTRIBUTION PLANS AND SERVICE FEES

SALES CHARGES
Sales charges, if any, are paid to the Funds' distributor, Gartmore Distribution Services, Inc. ("Distributor"). These fees are either kept or paid to your financial adviser or other intermediary.

DISTRIBUTION AND SERVICE FEES
The Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C and Class R shares of the Fund(s) to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services. Class A, Class B, Class C and Class R shares pay distribution and/or service fees to the Distributor. These fees are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services. Institutional Class and Institutional Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds' assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class B, Class C and Class R shares pay the Distributor annual amounts not exceeding the following:

-------------------------------------------------------------------------------------------------------------
CLASS                                                   AS A % OF DAILY NET ASSETS
-------------------------------------------------------------------------------------------------------------
Class A shares                                          0.25% (distribution or service fee)
-------------------------------------------------------------------------------------------------------------
Class B shares                                          1.00% (0.25% service fee)
-------------------------------------------------------------------------------------------------------------
Class C shares                                          1.00% (0.25% service fee)
-------------------------------------------------------------------------------------------------------------
Class R shares                                          0.50% (0.25% of which may be either a distribution
                                                        or service fee)
-------------------------------------------------------------------------------------------------------------
Service Class shares                                    0.25% (distribution or service fee)
-------------------------------------------------------------------------------------------------------------

ADMINISTRATIVE SERVICE FEES
Class A, Class R and Service Class shares may also pay administrative service fees. The Trust pays these fees to providers of recordkeeping and/or other administrative support services. Administrative service fees from Class R shares are paid to those who provide recordkeeping and/or other administrative services to retirement plans and their participants.

REVENUE SHARING
The Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributor may also make payments for marketing, promotional, or related expenses to dealers. The amount of these payments is determined by the Distributor and to date have not been substantial. The manager or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include:

     o    the Funds' Distributor and other affiliates of the manager,
     o    broker-dealers,
     o    financial institutions, and
     o other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales; current or historical assets; or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you.

Contact your financial intermediary for details about revenue sharing payments it may receive.

CONTACTING GARTMORE FUNDS

CUSTOMER SERVICE REPRESENTATIVES are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 1-800-848-0920.

AUTOMATED VOICE RESPONSE Call 1-800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

     o    make transactions
     o    hear fund price information
     o    obtain mailing and wiring instructions

INTERNET Go to WWW.GARTMOREFUNDS.COM 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

     o    download Fund prospectuses
     o    obtain information on the Gartmore Funds
     o    access your account information
     o    request transactions, including purchases, redemptions and exchanges

BY REGULAR MAIL Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

BY OVERNIGHT MAIL Gartmore Funds, 3435 Stelzer Road, Columbus Ohio 43219.

BY FAX 614-428-3278

FUND TRANSACTIONS--CLASS A, CLASS B, AND CLASS C SHARES

All transaction orders must be received by the Funds' agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund's NAV to receive that day's NAV.

HOW TO BUY SHARES                     HOW TO EXCHANGE SHARES              HOW TO SELL SHARES
(Be sure to specify the class of      (Exchange privileges may be         (A medallion signature guarantee
shares you wish to purchase)          amended or discontinued upon        may be required. See "Medallion
                                      60-day written notice to            Signature Guarantee" below.)
                                      shareholders.)

Through an authorized intermediary. The Funds' Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds' agent or an authorized intermediary receives your order.

By mail. Complete an                 By mail or fax. You may request an exchange or redemption by mailing or
application and send with            faxing a letter to letter Gartmore Funds, The letter must include your
a check made payable to:             account numbers and the names of the Fund you wish to exchange from and to.
Gartmore Funds. Payment              The letter must be signed by all account owners. We reserve the right to
must be made in U.S.                 request original documents for any faxed requests.
dollars and drawn on a
U.S. bank. The Funds do
not accept third-party
checks, travelers' checks
or money orders.

By telephone
You will have automatic telephone privileges unless you decline this option on your application.

The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.

Additional information for selling shares:
The following types of accounts can use the voice-response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minors.

A check made payable to the shareholder of record will be mailed to the address of record.

The Fund may record telephone instructions to sell shares. and may request sale instructions in writing, signed by all shareholders on the account.

On-line. Transactions may be made through the Gartmore funds website. However, The Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. You may have your       Bank wire is not an option for      By bank wire. The Funds can wire
bank transmit funds by (federal       exchanges.                          the proceeds of your sale
funds) wire to the Funds' custodian                                       directly to your account at a
bank, unless you declined automatic                                       commercial bank (a voided check
telephone privileges on your                                              must be attached to your
application. (The authorization                                           application), unless you declined
will be in effect unless you give                                         telephone privileges on your
the Fund written notice of its                                            application. (The authorization
termination.)                                                             will be in effect unless you give
o    If you choose this method                                            the Fund written notice of its
     to open a new account, you                                           termination.)
     must call our toll-free number                                       o    Your proceeds will be
     before you wire your                                                      wired to your bank on the
     investment and arrange to fax                                             next business day after your
     your completed application.                                               order has been processed.
o    Your bank may charge a fee                                           o    Gartmore deducts a $20
     to wire funds.                                                            service fee from the sale
                                                                               proceeds for this service

                                                                          o   Your financial institution may
                                                                              also charge a fee for receiving
                                                                              the wire.

                                                                          o   Funds sent outside the U.S. may
                                                                              be subject to higher fees.

Automated Clearing House is not an option for purchases or exchanges.     By Automated Clearing House
                                                                          (ACH). Your redemption proceeds
                                                                          can be sent to your bank via ACH
                                                                          on the second business day after
                                                                          your order has been processed (a
                                                                          voided check must be attached to
                                                                          your application). Money sent
                                                                          through ACH should reach your
                                                                          bank in two business days. There
                                                                          is no fee for this service. (The
                                                                          authorization will be in effect
                                                                          unless you give the Fund written
                                                                          notice of its termination.)

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.

BUYING SHARES

SHARE PRICE. The net asset value or "NAV" is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

     o    calculated at the close of regular trading (usually 4 p.m. Eastern
          Time) each day the New York Stock Exchange is open.
     o generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number outstanding shares of that class.

The purchase or "offering" price for Fund shares is the NAV (for a particular class) next determined after the order is received, plus any applicable sales charge.

In determining net asset value, the Fund's assets are valued primarily on the basis of market quotations. However, the Fund(s) Board of Directors has adopted procedures for making "fair value" determinations if market quotations are not readily available or if the Fund(s)' administrator or agent believes a market price does not represent fair value. Fair value determinations are required for securities whose value is affected by a "significant" event that materially affects the value of a domestic or a foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund's NAV.

The Funds' net asset values are calculated based upon the net asset values of the Underlying Funds in which the Funds invest. The prospectuses for these Underlying Funds explain the circumstances under which those Underlying Funds will use fair value pricing and the effect of using fair value pricing.

Call out box for this section

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.
- New Year's Day
- Martin Luther King, Jr. Day
- Presidents' Day
- Good Friday
- Memorial Day
- Independence Day
- Labor Day - Thanksgiving Day
- Christmas Day
- Other days when the New York Stock Exchange is not open.


Call out or sidebar:

                    MINIMUM INVESTMENTS - CLASS A, CLASS B AND CLASS C SHARES
                    To open an account $2,000 (per Fund)
                    ------------------------------------------------------------
                    To open an IRA account $1,000 (per Fund)
                    Additional investments $100 (per Fund)
                    To start an Automatic Asset Accumulation Plan $1,000
                    ------------------------------------------------------------
                    Additional Investments
                    (Automatic Asset Accumulation Plan) $50

                    MINIMUM INVESTMENTS -SERVICE CLASS SHARES
                    To open an account $25,000 (per Fund)
                    ------------------------------------------------------------
                    Additional investments No Minimum
                    MINIMUM INVESTMENTS - INSTITUTIONAL CLASS SHARES
                    To open an account $1,000,000 (per Fund) Additional investments No Minimum
                    ------------------------------------------------------------
                    Minimum investment requirements do not apply to certain retirement plans or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

ACCOUNTS WITH LOW BALANCES - CLASS A, CLASS B AND CLASS C SHARES
Maintaining small accounts is costly for the Fund(s) and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the Fund(s)' minimum.

o If the value of your account (Class A, Class B or Class C shares only) falls below $2000 ($1000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are sold each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund(s) may waive the quarterly fee.

o The Fund(s) reserve the right to sell your remaining shares and close your account if a sale of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.


IN-KIND PURCHASES.

The Fund(s) may accept payment for shares in the form of securities that are permissible investments for the Funds.

EXCHANGING SHARES

You may exchange your Fund shares for shares of any Gartmore Fund that is currently accepting new investments as long as:

o    both accounts have the same owner,
o your first purchase in the new fund meets its minimum investment requirement,
o you purchase the same class of shares. For example, you may exchange between Class A shares of any Gartmore Funds, but may not exchange between Class A shares and Class B shares.

The exchange privileges may be amended or discontinued upon 60 days' written notice to shareholders.

Generally, there are no sales charges for exchanges of Class B, Class C, Class R, Institutional Class or Institutional Service Class shares. However,

o if you exchange from Class A shares of a Fund with a lower sales charge to a Fund with a higher sales charge, you may have to pay the difference in the two sales charges.
o if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original fund is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Gartmore Money Market Fund.)

EXCHANGES INTO GARTMORE MONEY MARKET FUND
You may exchange between Class A, Class B, Class C or Institutional Service Class shares and the Prime Shares of the Gartmore Money Market Fund. However, if a sales charge was never paid on your Prime Shares, applicable sales charges apply to exchanges into other fund(s). In addition, if you exchange shares subject to a contingent deferred sales charge, the length of time you own Prime Shares of the Gartmore Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Gartmore Money Market Fund are subject to any CDSC that applies to the original purchase.

SELLING SHARES

You can sell or, in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you sell your shares is the net asset value (minus any applicable sales charges) next determined after the Fund's authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you sell may be worth more or less than their original purchase price depending on the market value of the Fund's investments at the time of the sale.

You may not be able to sell your Fund shares or Gartmore Funds may delay paying your redemption proceeds if:

o the New York Stock Exchange is closed (other than customary weekend and holiday closings),
o    trading is restricted, or
o    an emergency exists (as determined by the Securities and Exchange
     Commission).

Generally, the Fund will pay you for the shares that you sell within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 15 business days from the purchase date to allow time for your payment to clear. The Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

o    is engaged in excessive trading or
o if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

Under extraordinary circumstances, a Fund may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Gartmore Funds' ability to make a redemption-in-kind, see the Statement of Additional Information.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund's investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the Fund's current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

CALLOUT BOX
MEDALLION SIGNATURE GUARANTEE

A medallion signature guarantee is required for sales of Class A, Class B, and Class C shares in any of the following instances:

o    your account address has changed within the last 15 calendar days,

o the redemption check is made payable to anyone other than the registered shareholder,
o the proceeds are sent to a bank account not previously designated or changed within the past 10 business days,
o    the proceeds are mailed to any address other than the address of record, or
o the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer's signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

MAKE THIS A SEPARATE CALL-OUT SECTION

EXCESSIVE TRADING

The Gartmore Funds seek to deter short-term or excessive trading (often described as "market timing"). Excessive trading (either frequent exchanges between Gartmore Funds or sales and repurchases of Gartmore Funds within a short time period) may:

     o    disrupt portfolio management strategies,
     o    increase brokerage and other transaction costs, and
     o    negatively affect fund performance.

Funds that invests in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund's NAV (referred to as "arbitrage market timing"). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield
(junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices.

The Funds' Board of Trustees has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive short-term trading in the Funds:

MONITORING OF TRADING ACTIVITY

The Funds, through their investment adviser and/or subadviser and their agents, monitor selected trades and flows of money in and out of the Fund in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Fund may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's account.

Restrictions on Transactions

THE GARTMORE FUNDS HAVE BROAD AUTHORITY TO TAKE DISCRETIONARY ACTION AGAINST MARKET TIMERS AND AGAINST PARTICULAR TRADES. THEY ALSO HAVE SOLE DISCRETION TO:

     o RESTRICT PURCHASES OR EXCHANGES THAT THEY OR THEIR AGENTS BELIEVE CONSTITUTE EXCESSIVE TRADING.
     o REJECT TRANSACTIONS THAT VIOLATE A FUND'S EXCESSIVE TRADING POLICIES OR ITS EXCHANGE LIMITS
     o THE FUNDS HAVE ALSO IMPLEMENTED REDEMPTION AND EXCHANGE FEES TO DISCOURAGE EXCESSIVE TRADING AND TO HELP OFFSET THE EXPENSE OF SUCH TRADING.

In general:

o Exchanges may be limited to 12 exchanges out of a particular Fund within a rolling one-year period or an exchange equaling 1% or more of a Fund's NAV may be rejected and
o Redemption and exchange fees are imposed on certain Gartmore Funds. For these Gartmore Funds, the Gartmore Fund will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

Despite its best efforts, Gartmore Funds may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, Gartmore Funds may not be able to prevent all market timing and its potential negative impact.

FAIR VALUATION

The Funds have fair value pricing procedures in place. See Section 5, Investing with Gartmore, Buying Shares, Share Pricing. By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market or by news after the last market pricing of the security, the Funds attempt to establish a price that it might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which the Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

EXCHANGE AND REDEMPTION FEES
In order to discourage excessive trading, the Gartmore Funds impose redemption and exchange fees on certain funds if you sell or exchange your shares within a designated holding period. The exchange fee is paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether an exchange fee applies, shares that were held the longest are redeemed first. If you exchange assets into a Fund with a redemption/exchange fee, a new period begins at the time of the exchange.

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these Funds into another Gartmore Fund if you have held the shares of the fund with the exchange for less than the minimum holding period listed below:

                              FUND                                                 EXCHANGE/         MINIMUM HOLDING
                                                                                REDEMPTION FEE        PERIOD (DAYS)

Gartmore China Opportunities Fund                                                    2.00%                90
Gartmore Emerging Markets Fund                                                       2.00%                90
Gartmore Global Financial Services Fund                                              2.00%                90
Gartmore Global Health Sciences Fund                                                 2.00%                90
Gartmore Global Natural Resources Fund                                               2.00%                90
Gartmore Global Technology and Communications Fund                                   2.00%                90
Gartmore Global Utilities Fund                                                       2.00%                90
Gartmore International Growth Fund                                                   2.00%                90
Gartmore Micro Cap Equity Fund                                                       2.00%                90
Gartmore Mid Cap Growth Fund                                                         2.00%                90
Gartmore Mid Cap Growth Leaders Fund                                                 2.00%                90
Gartmore Small Cap Fund                                                              2.00%                90
Gartmore Small Cap Growth Fund                                                       2.00%                90
Gartmore Small Cap Leaders Fund                                                      2.00%                90
Gartmore U.S. Growth Leaders Long-Short Fund                                         2.00%                90
Gartmore Value Opportunities Fund                                                    2.00%                90
Gartmore Worldwide Leaders Fund                                                      2.00%                90
Gartmore Focus Fund                                                                  2.00%                30
Gartmore Growth Fund                                                                 2.00%                30
Gartmore Large Cap Value Fund                                                        2.00%                30
Gartmore Nationwide Fund                                                             2.00%                30
Gartmore Nationwide Leaders Fund                                                     2.00%                30
Gartmore U.S. Growth Leaders Fund                                                    2.00%                30
Gartmore High Yield Bond Fund                                                        2.00%                 5
Gartmore Bond Fund                                                                   2.00%                 5
Gartmore Tax-Free Fund                                                               2.00%                 5
Gartmore Government Bond Fund                                                        2.00%                 5
Gartmore S&P 500 Index Fund                                                          2.00%                 5
Gartmore International Index Fund                                                    2.00%                 5
Gartmore Mid Cap Market Index Fund                                                   2.00%                 5
Gartmore Small Cap Index Fund                                                        2.00%                 5
Gartmore Bond Index Fund                                                             2.00%                 5
Gartmore Convertible Fund                                                            2.00%                 5

Redemption and exchange fees do not apply to:

     o    Shares sold or exchanged under regularly scheduled withdrawal plans.
     o    Shares purchased through reinvested dividends or capital gains.
     o Shares sold (or exchanged into the Gartmore Money Market Fund) following the death or disability of a shareholder. The disability, determination of disability, and subsequent sale must have occurred during the period the fee applied.
     o Shares sold in connection with mandatory withdrawals from traditional IRAs after age 70-1/2 and other required distributions from retirement accounts.
     o Shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction.

With respect to shares sold or exchanged following the death or disability of a shareholder, mandatory retirement plan distributions or sale within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception.

Only certain intermediaries have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

     o    broker wrap fee and other fee-based programs;
     o omnibus accounts where this is no capability to impose an exchange fee on underlying customers' accounts; and
     o intermediaries that do not or cannot report sufficient information to impose an exchange fee on their customer accounts.

To the extent that exchange and redemption fees cannot be collected on particular transactions and excessive trading occurs, the remaining Fund shareholders bear the expense of such frequent trading.


CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

     o    Name;
     o    Date of birth (for individuals);
     o Residential or business street address (although post office boxes are still permitted for mailing); and
     o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SECTION 6 DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you can earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distributions varies and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice about your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS AND CAPITAL GAINS
The Fund(s) intend to distribute income dividends to you quarterly in an equity fund or monthly in a daily dividend (fixed income) fund. All income and capital gains distributions (which are paid annually) are automatically reinvested in shares of the applicable Fund. You may request a payment in cash in writing if the distribution is in excess of $5.

Dividends and capital gain distributions you receive from the Funds may be subject to Federal income tax, state taxes or local taxes:

o Any taxable dividends, as well as distributions of short-term capital gains, are federally taxable at applicable ordinary income tax rates.
o Distributions of net long-term capital gains are taxable to you as long-term capital gains.
o For individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gain tax rates, provided that certain holding period requirements are met.
o For corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction.
o Distributions declared in December but paid in January are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

Distributions from the Fund (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax.)

If you invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as "buying a dividend."

SELLING AND EXCHANGING FUND SHARES
Selling your Fund shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Gartmore Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

OTHER TAX JURISDICTIONS
Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

TAX STATUS FOR RETIREMENT PLANS AND OTHER TAX-DEFERRED ACCOUNTS
When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these entities are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

BACKUP WITHHOLDING
You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

SECTION 7 FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the life of each Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the years ended October 31, 2002 , 2003 and 2004 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Trust's annual reports, which are available upon request.

APPENDIX DESCRIPTION OF UNDERLYING INVESTMENTS

Following are descriptions of the underlying investments selected for each asset class. Each Fund may invest in these underlying investments as provided in its target allocation mix. Prospectuses for the Underlying Funds and short-term investments include more information and can be requested using the addresses and telephone numbers on the back of this Prospectus.

U.S. STOCKS -- LARGE CAP
GARTMORE S&P 500 INDEX FUND strives to approximately match the performance and yield of the S&P 500 Index, a market-weighted index of approximately 500 common stocks of large capitalization companies. The fund does not necessarily invest in all of the common stocks in the S&P 500, or in the same weightings; however, under normal conditions, the fund invests at least 80% of its assets in companies included in the S&P 500 and in derivative instruments linked to the S&P 500. The fund's portfolio consists of a statistically selected sample of stocks in the S&P 500 and in derivative instruments linked to the S&P 500, primarily exchange traded futures contracts. As a result, the fund's average market capitalization, industry weightings and other fundamental characteristics are similar to the S&P 500 as a whole. The fund may also engage in securities lending.

The Funds may also invest in other large cap index funds that seek to match the performance of the S&P 500 Index.

 U.S. STOCKS -- MID CAP
GARTMORE MID CAP MARKET INDEX FUND seeks to match the performance of the S&P Mid Cap 400 Index as closely as possible before the deduction of fund expenses. The S&P Mid Cap 400 is a market-weighted index that includes approximately 400 common stocks issued by mid-size U.S. companies in a wide range of businesses. The fund invests in the common stocks in the S&P Mid Cap 400 in roughly the same proportions as their weightings in the index and also invests in derivative instruments linked to the S&P 400, primarily exchange traded futures contracts. The fund does not necessarily invest in all of the common stocks in the S&P 400, or in the same weightings as in the S&P 400; however, the fund's average market capitalization, industry weightings and other fundamental characteristics are expected to be similar to the S&P Mid Cap 400 as a whole. The fund may also engage in securities lending.

The Funds may also invest in other mid cap index funds that seek to match the performance of the S&P Mid Cap 400 Index.

U.S. STOCKS -- SMALL CAP
GARTMORE SMALL CAP INDEX FUND seeks to match the performance of the Russell 2000 Index as closely as possible before the deduction of fund expenses. The Russell 2000 is a market-weighted index that includes approximately 2,000 common stocks issued by smaller U.S. companies in a wide range of businesses. The fund invests in a statistically selected sample of stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000, primarily exchange traded futures contracts. The fund does not necessarily invest in all of the common stocks in the Russell 2000, or in the same weightings. However, the fund's average market capitalization, industry weightings and other fundamental characteristics are similar to the Russell 2000 as a whole. The fund may also engage in securities lending.

The Funds may also invest in other small cap index funds that seek to match the performance of the Russell 2000 Index.

INTERNATIONAL STOCKS
GARTMORE INTERNATIONAL INDEX FUND seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index) as closely as possible before the deduction of fund expenses. The MSCI EAFE Index includes equity securities of large capitalization companies from various industrial sectors whose primary trading markets are located outside the U.S. The fund invests in a statistically selected sample of equity securities included in the MSCI EAFE Index and in derivative instruments linked to the index, primarily exchange traded futures contracts. The Fund may also use forward foreign exchange contracts. The fund does not necessarily invest in all of the countries or all of the companies in the MSCI EAFE Index or in the same weightings; however, the fund's market capitalization, industry weightings and other fundamental characteristics are expected to be similar to the MSCI EAFE Index as a whole. The fund may also engage in securities lending.

The Funds may also invest in other international index funds that seek to match the performance of the MSCI EAFE Index.

BONDS
GARTMORE BOND INDEX FUND seeks to match the performance of the Lehman Brothers U.S. Aggregate Bond Index as closely as possible before the deduction of fund expenses. The Index primarily includes different types of dollar-denominated investment grade bonds such as those issued by U.S. and foreign governments and their agencies and by U.S. or foreign companies. The fund invests in a statistically selected sample of bonds that are included in or correlated with the Index and in derivative instruments linked to the Index or securities within it. The fund does not necessarily invest in all of the bonds in the Index or in the same weightings. The fund may invest in bonds outside the Index if their characteristics such as maturity, duration, or credit quality are similar to bonds within it. As a result, the fund's exposure to interest rate, credit or prepayment risks may differ from that of the Index. The fund may also engage in securities lending.

The Funds may also invest in other bond index funds that seek to match the performance of the Aggregate Bond Index.

SHORT-TERM INVESTMENTS
 (Available to all Funds except Aggressive Fund)

GARTMORE MORLEY ENHANCED INCOME FUND seeks to provide a high level of current income while preserving capital and minimizing the effect of market fluctuations on an investor's account value. Under normal market conditions, the fund invests primarily in high-grade debt securities issued by the U.S. government and its agencies, as well as by corporations. The fund also purchases mortgage-backed and asset-backed securities. The Fund's duration will not exceed two years. The fund may also enter into futures or options contracts solely for the purpose of adjusting the fund's duration or to minimize fluctuation of the fund's market value.

GARTMORE MONEY MARKET FUND seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The fund invests in high-quality money market obligations maturing in 397 days or less. All money market obligations must be denominated in U.S. dollars and be rated in one of the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if unrated, be of comparable quality. The fund may invest in floating- and adjustable-rate obligations and may enter into repurchase agreements. Typically, the fund's dollar-weighted average maturity will be 90 days or less.

THE NATIONWIDE CONTRACT is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide). This contract has a stable principal value and pays a fixed rate of interest to each Fund that holds a contract. The fixed interest rate must be at least 3.50% per year, but may be higher. Nationwide calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts. The rate paid by the Nationwide Contract is guaranteed for a given period regardless of the current market conditions. The principal amount is also guaranteed. The Funds' portfolio management team believes the stable nature of the Nationwide Contract should reduce a Fund's volatility and overall risk, especially when stock and bond markets decline simultaneously. However, under certain market conditions the Funds' investment in the Nationwide Contract could hamper its performance.

The Funds may also invest in other short-term investments.

GLOSSARY

Below are definitions of some important terms mentioned in this prospectus.

ASSET-BACKED COMMERCIAL PAPER
Banks, companies and other entities needing to borrow money for a short time at a low cost will issue asset-backed commercial paper. Investors earn interest on the money they lend to the entities for these short-term investment instruments (with maturities of two days to nine months), which are secured by and paid from a pool of underlying assets, such as automobile installment sales contracts, home equity loans, property leases and credit card receivables.

BASIS POINT
A basis point is the smallest unit of measure used in quoting yields on bills, notes and bonds. One hundred basis points equal 1.00%, so one basis point equals one one-hundredth of a percent, or 0.01%. A bond yield that increases from 6.50% to 7.25%, for example, is up 75 basis points.

BOND
A bond is one way for investors to earn a specified interest rate during the period of time that they loan money to an entity (a company or a government agency). At the end of the period (when the bond matures), investors receive their principal back, unless the entity defaults, which may result in a loss of principal as well as some interest payments.

CONVERTIBLE SECURITIESConvertible securities are those issued by corporations (usually preferred stocks or bonds) that may be exchanged at the option of the shareholder for a fixed number of other securities (usually a corporation's common stock) at a set price or according to a certain formula.

DEPOSITARY RECEIPTS
To avoid dealing directly with foreign capital markets, investors can trade in international securities through investment vehicles known as depositary receipts. The receipts are created when one bank or trust company buys foreign securities and deposits them in another bank or trust company (known as the depositary). The receipts are held in the depositary's vault and represent ownership of shares of a foreign-based company, entitling shareholders to dividends and capital gains.

DERIVATIVES
Derivatives are securities contracts that "derive" their value from the performance of an underlying financial asset, index or other investment. An option is one example of a derivative instrument; the option's value changes in relation to the price of an underlying stock. A portfolio's investments in derivative securities can affect its market exposure, duration and/or currency risk. Investors may invest in derivatives as a hedging strategy to offset potential changes in the value of other securities in their portfolios.

DURATION
Duration is a formula that was invented in the late 1930s for measuring bond price volatility based on the bond's "length." It allows for direct comparison of bonds that have different maturities and coupon rates. A bond's duration reflects its price sensitivity to changes in interest rates. Specifically, duration indicates the approximate percentage change in price for every 100-basis-point, or 1%, change in yield. A bond's value drops when interest rates rise, and vice versa. A bond with a duration of three years, for example, will experience a decline in value of about 3% for each 1% rise in interest rates, or rise about 3% in value for each 1% decline in interest rates. Bonds with longer durations have higher risk/volatility.

FUNDAMENTALS
When analysts and portfolio managers are making their decisions about which stocks to recommend for or include in a portfolio, they examine the fundamentals of the company that issues the stock as well as those of its market sector. Company fundamentals include management experience and competence, revenue forecasts, distribution channels, price-to-earnings (P/E) ratio, earnings per share, volume, dividends, price fluctuations, the influence of suppliers and buyers, and pressure from rival competitors. Sector fundamentals include activities such as mergers and acquisitions that might strengthen the companies within the sector, and cyclical effects that stem from the state of the overall economy in which the sector functions.

HIGH-YIELD BONDS
Bonds rated BB or lower by nationally recognized statistical rating agencies are known as high-yield bonds. Another name for them is "junk bonds." The companies who issue them are considered to be a higher credit risk, meaning that the chance of default is greater. To compensate for this increased risk, these bonds pay investors a higher yield.

INDEX
An index is an unmanaged group of securities whose overall performance is used as a standard for measuring the investment performance of stocks, bonds and/or a particular market. Many types of indexes exist; some represent entire markets, such as the U.S. stock market or bond market, and others cover market segments, such as small-capitalization stocks.

INVESTMENT-GRADE BONDS
Investment-grade bonds are those that have been rated within the four highest rating categories by a nationally recognized statistical rating agency, such as Standard & Poor's Corp. or Moody's Investors Service. Such agencies assign each bond a rating after evaluating the bond as well as the financial condition and stability of its issuer. By providing an objective assessment of a bond issuer's ability to repay principal and interest, ratings help investors to judge whether or not a bond issuer is likely to default (fail to repay the interest on or principal amount of the bond).

JUNK BONDS
Bonds that are assigned ratings below the top four rating categories by a nationally recognized rating agency such as Standard & Poor's Corp. or Moody's Investors Service are considered below-investment-grade instruments. They are commonly referred to as junk bonds. A more marketable name for these investments is high-yield bonds. They generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default (failure to repay the interest on or principal amount of the bond.)

MARKET CAPITALIZATION
Market capitalization is a way to measure the size of a company, based on the price of its common stock. A company's size is determined by multiplying the number of outstanding shares of the company's common stock by the current share price.

MARKET-WEIGHTED INDEX
A market-weighted index is one in which the weight given to each security is based on its market capitalization. In a market-weighted index, changes in the share price of a large company's common stock have a greater effect on an index than changes in the share price of a smaller company's common stock.

MATURITY
Maturity refers to the date when the principal amount of a bond is scheduled to be repaid.


MEDALLION SIGNATURE GUARANTEE
Investors who want to transfer or sell securities that they hold in physical certificate form are likely to need their signatures guaranteed before a transfer agent will accept the transactions. A Medallion signature guarantee, which includes a seal applied to the security certificates being processed, is available through a financial institution (bank, credit union, broker-dealer, etc.) that participates in one of several Medallion signature guarantee programs. The guarantee serves as written confirmation that the signature is genuine and valid; should it turn out to be a forgery, the financial institution accepts financial responsibility. The goal of the signature guarantee is to protect investors by preventing the unauthorized transfer of securities. Investors who want to avoid having to get their signatures guaranteed may choose to have their securities held in the name of their brokerage firm (also called "street name") instead of their own names.

MEDIUM-GRADE SECURITIES
Medium-grade securities are obligations that are rated in the fourth-highest rating category by any rating agency. Medium-grade securities, although considered investment-grade quality, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. The issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities are secured by a pool of mortgage loans on real property. Investors are paid out of the interest and principal on the underlying mortgages. These securities may be issued by private issuers; U.S. government mortgage-backed securities are issued or guaranteed by the U.S. government or one of its agencies. Collateralized mortgage obligations (CMOs) are mortgage-backed bonds that involve a variety of maturity classes called tranches. For collateral, these bonds use mortgage loans or mortgage pass-through securities, such as certificates issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corp. (FHLMC). CMOs also can be issued by private lenders.

OPTION
An option is a contract in which the seller gives the buyer the right, but not the obligation, to buy or sell securities for a certain price on or before a given date. Once that date has passed, the option expires.


P/E RATIO
The P/E ratio (price-earnings ratio) is a valuation ratio calculated by taking a company's current stock price per share and dividing it by its earnings per share. The P/E ratio helps investors to know how much they are paying for a company's earning power. Investors expect greater earnings growth from companies whose P/E ratio is high.

REITS
Real estate investment trusts, or REITs, are corporations or trusts that pool money from investors to purchase and manage income-producing real estate (such as apartment buildings and shopping centers) or real estate-related loans or interests. Investors who prefer not to directly own or manage property may choose to invest in real estate through REITs, which, among other advantages, tend to be easier to sell than direct real estate investments.

RULE 12B-1 FEE
In 1980, the Securities and Exchange Commission adopted the Rule 12b-1 fee, which gets its name from a rule in the Investment Company Act of 1940. The fee is assessed to help mutual fund companies recoup the sales and marketing expenses associated with their funds. About half of all mutual funds charge this fee; it ranges from 0.25% to 8.50% (the maximum allowed by the National Association of Securities Dealers).

SECURITIES
Securities are financial instruments that represent ownership (stocks), a debt agreement (bonds) or the rights to ownership (derivatives).

SHORT SALE
A short sale involves the sale of a security that a Fund does not own with the intent to buy the same security later at a lower price. The Fund borrows the security, delivers it to the buyer and is obligated to return the security to the lender at a later date. Investors who participate in short selling can profit if the cost of buying the borrowed security is lower than the price at the time of the initial sale.


STOCK
A stock is a type of security that signifies ownership in a corporation and represents a claim on part of the corporation's assets and earnings. An investor who owns stock in a corporation or owns one or more units in a mutual fund is called a shareholder.

The two main types of stock are common and preferred. Owners of common stock usually have the right to vote at shareholder meetings and can receive dividends that the corporation has declared. Owners of preferred stock generally do not have voting rights, but they have a higher claim on assets and earnings than do owners of common shares. For example, owners of preferred stock receive dividends before owners of common stock and have priority in the event that a corporation goes bankrupt and is liquidated.

BACK COVER

INFORMATION FROM GARTMORE FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents -- which may be obtained free of charge -- contain additional information about the Fund:

     o Statement of Additional Information (incorporated by reference into this Prospectus)
     o Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance)
     o    Semi-Annual Reports

To obtain a document free of charge, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 1-800-848-0920, or write to us at the address listed below, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

FOR ADDITIONAL INFORMATION CONTACT:

BY REGULAR MAIL:
                                 Gartmore Funds
                                P.O. Box 182205
Columbus, Ohio 43218-2205
(614) 428-3278 (fax)

BY OVERNIGHT MAIL:
Gartmore Funds
3435 Stelzer Road
Columbus, Ohio 43219

FOR 24-HOUR ACCESS:

1-800-848-0920 (toll free) Customer Service Representatives are available 8 a.m.
- 9 p.m. Eastern Time, Monday through Friday. Call after 7 p.m. Eastern Time for closing share prices. Also, visit the Gartmore Funds' website at www.gartmorefunds.com.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC) You can obtain copies of Fund documents from the SEC

o    on the SEC's EDGAR database via the Internet at www.sec.gov,
o by electronic request publicinfo@sec.gov, in person at the SEC's Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.), or
o by mail by sending your request to Securities and Exchange Commission Public Reference Section Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)


THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-08495

(C) 2005 Gartmore global Investments, Inc. All rights reserved.

GG-0000 2/05

GARTMORE NATIONWIDE PRINCIPAL PROTECTED FUND

PROSPECTUS

 _______________, 2004

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THIS FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS COMPLETE OR ACCURATE. TO STATE OTHERWISE IS A CRIME.

The initial offering of Fund shares is expected to run from _______, 200_ through ___________, 200_ (unless it is closed early or extended). Payment for all purchases during the Offering Period must be received by _________, 200_. After _____, 200_, and until the end of the Guarantee Period, shares will only be issued upon reinvestment of dividends and distributions.

FUND SUMMARY

This prospectus provides information about the Gartmore Nationwide Principal Protected Fund. The following section summarizes key information about the Fund, including information regarding the investment objective, principal strategies, principal risks, performance and fees for the Fund. The Fund's investment objective can be changed without shareholder approval. Use the summary to compare the Fund with other mutual funds. More detailed information about the risks and investment techniques of the Fund can be found in "More About the Funds" beginning on page _. "You" and "your" refer to potential investors and current shareholders of the Fund.

The Fund Summary contains a discussion of the principal risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its objective or that the Fund's performance will be positive for any period of time.

OVERVIEW

The Fund seeks to provide investors with some of the upside earnings potential available in rising equity markets, but also to provide a hedge against a falling equity marketplace. To do that, the Fund offers to return to investors who maintain their investment for the entire Guarantee Period (which will last seven years) at least their Guaranteed Amount. The Guaranteed Amount (as described in greater detail below) is the initial value of the investor's account at the beginning of the Guarantee Period. The Guaranteed Amount may be reduced by certain extraordinary expenses or as a result of certain decreases in the Fund's net assets if the Fund or its service providers do not perform as required under the Fund's Capital Protection Agreement (as described below). The Guaranteed Amount also does not include the amount of any initial sales charges. In order to receive the Guaranteed Amount at the end of seven years, you must maintain your investment, not redeem any shares and automatically reinvest all dividends and distributions in additional shares of the Fund during the entire Guarantee Period.

The Fund has an Offering Period, a Guarantee Period and a Post Guarantee Period (as described below). Shares of the Fund will be offered during an initial Offering Period but will not be offered during the Guarantee Period, except in connection with reinvestment of dividends and distributions. The initial Offering Period will run from ___________ through __, 200_, unless extended. It is also possible that the Fund might decide to close the Offering Period early in its discretion. The Fund may also decide, in its discretion, not to commence the Guarantee Period if it does not receive at least $50 million in investments during the initial Offering Period or if market conditions are not favorable to launch the Fund. If the Guarantee Period is not commenced and the Fund is liquidated, you will receive any net income earned on your shares during the Offering Period and any applicable sales charge will be returned. The Fund will be offered on a continuous basis during the Post Guarantee Period.

OFFERING PERIOD. The Offering Period is expected to run from ______, 200_ through___________, 200_. Gartmore Mutual Fund Capital Trust (GMF), the Fund's investment adviser, reserves the right to extend the Offering Period until no later than _______, 200_. It is also possible that the Fund might decide to close the Offering Period early in its discretion. All orders and applications to purchase shares must be received by the Fund as of 4:00 p.m. ET on the last day of the Offering Period. During the Offering Period, Fund assets will be invested primarily in high quality money market instruments and short-term debt securities. Although the Fund will invest in high quality short-term money market and debt securities during the Offering Period in order to minimize this possibility, your investment could decrease in value during that period so that your Guaranteed Amount is less than your initial investment.

GUARANTEE PERIOD. The Guarantee Period will run from the second business day after the end of the Offering Period through seven years from that date, or if that day is not a business day, the first business day thereafter (the "Guarantee Maturity Date"). During the Guarantee Period, the Fund will seek total return through a flexible combination of capital appreciation and current income to the extent possible while preserving principal. The Fund's assets will generally be allocated between a "Total Return Component" (consisting primarily of equity securities) and a "Protection Component" (consisting primarily of high quality debt securities) during the Guarantee Period.

The Fund has entered into a Capital Protection Agreement with AIG Financial Products Corp. (the "Capital Protection Provider"), in order to ensure that the Fund will be able to redeem any shareholder's account on the Guarantee Maturity Date at the Guaranteed Amount, provided that such shareholder reinvests all dividends and distributions received from the Fund and redeems no shares.

Under the Capital Protection Agreement, if the assets of the Fund do not meet certain requirements or certain other conditions occur during the Guarantee Period (including noncompliance with the certain agreed upon investment parameters) (each, a "Trigger Event", as further described below), then the Fund may be required to liquidate its assets in both the Total Return Component and the Protection Component (other than certain zero coupon U.S. Treasury securities it then holds), and will pay the proceeds of that liquidation to the Capital Protection Provider. In exchange for those proceeds, the Capital Protection Provider will deliver to the Fund zero coupon U.S. Treasury securities with a face amount that, together with the face amount of any zero coupon U.S. Treasury securities then held by the Fund, equals at least the aggregate Guaranteed Amount (if this occurs, the Fund will be irreversibly invested in such zero coupon U.S. Treasury securities for the remainder of the Guarantee Period and a "Zero Coupon Investment Period" will begin). If the Fund moves into a Zero Coupon Investment Period, the Fund will be required to hold the zero coupon U.S. Treasury securities to maturity except to the extent that they need to be sold to cover shareholder redemptions and Fund expenses. At the end of the Guarantee Period, the Fund will inform the Capital Protection Provider whether there are sufficient Fund assets to pay the aggregate Guaranteed Amounts to the remaining shareholders. If there are not sufficient assets on the Guarantee Maturity Date and assuming that the Fund and its service providers have performed as required under the Capital Protection Agreement, the Capital Protection Provider will then pay to the Fund an amount of cash that, together with the available cash at the Fund, equals the aggregate Guaranteed Amount.

The Capital Protection Provider is a Delaware corporation. The Capital Protection Provider and its subsidiaries conduct, primarily as principal, a financial derivative products business. The Capital Protection Provider also enters into investment contracts and other structured transactions, and invests in a diversified portfolio of securities. In the course of conducting its business, the Capital Protection Provider also engages in a variety of other related transactions. AIG, Inc. (AIG), the Capital Protection Provider's parent, is also organized as a Delaware corporation. AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's primary activities include both general and life insurance operations. Other significant activities include financial services, and retirement savings and asset management.AIG has unconditionally guaranteed the payment obligations of the Capital Protection Provider arising under the Capital Protection Agreement.

Your Guaranteed Amount is the initial value of your account as of the beginning of the Guarantee Period. Your Guaranteed Amount will be reduced, as more fully described below, if you take any dividends or distributions in cash instead of automatically reinvesting them in additional shares of the Fund or you redeem any shares before the Guarantee Maturity Date. Your Guaranteed Amount may also be reduced by:

     o any extraordinary expenses incurred by the Fund that are not covered by the Capital Protection Agreement (including, for example, legal fees or other costs of litigating a claim brought against the Fund); and
     o any reduction in the Fund's net assets because the Fund, GMF or its other service providers do not perform as required under the Capital Protection Agreement.

Although the Fund never restricts your ability to redeem your shares or to take dividends or distributions in cash instead of reinvesting them, you will be reducing or eliminating the benefit of the Capital Protection if you do so during the Guarantee Period. As a result, shareholders who redeem during the Guarantee Period will bear the cost of the Capital Protection Agreement without receiving any corresponding benefit.

POST GUARANTEE PERIOD. During the Post Guarantee Period, which will commence immediately following the Guarantee Period, the Fund expects to seek total return through a flexible combination of capital appreciation and current income. During this period, the Fund's investments will be primarily common stocks and other equity securities.

DURING THE OFFERING PERIOD AND THE POST GUARANTEE PERIOD, THE CAPITAL PROTECTION AGREEMENT DOES NOT PROTECT THE FUND FROM REDUCTIONS IN THE MARKET VALUE OF ITS ASSETS. THEREFORE, THE VALUE OF YOUR ACCOUNT COULD GO DOWN DURING THESE PERIODS.

WHO SHOULD INVEST IN THE FUND

The Fund may be an appropriate investment for you if :

o    Your investment horizon is at least seven years.
o You do not expect to need distributions or withdrawals during the next seven years.
o You seek some of the growth potential of the stock market but are willing to accept reduced or no participation in the stock market in order to guarantee the amount of your principal.
o    You want a professionally managed and diversified portfolio.

A QUICK NOTE ABOUT SHARE CLASSES

The Fund has the following share classes:

o    Class A
o    Class B
o    Class C

The fees, sales charges and expenses for each share class are different, but each share class of the Fund represents an investment in the same assets of the Fund. Having different share classes simply lets you choose the cost structure that's right for you.

The fees and expenses for the Fund are set forth in the Fund Summary. For more information about which share class is right for you, see "Buying, Selling and Exchanging Fund Shares--Choosing a Share Class" beginning on page _.

FUND SUMMARY -- GARTMORE NATIONWIDE PRINCIPAL PROTECTED FUND

OBJECTIVE AND PRINCIPAL STRATEGY DURING THE GUARANTEE PERIOD

The Fund seeks total return through a flexible combination of capital appreciation and current income to the extent possible while preserving principal. There can be no guarantee that the Fund will achieve its objective.

Under normal market conditions, during the Guarantee Period the Fund's assets are allocated between a:

     o TOTAL RETURN COMPONENT, consisting primarily of equity securities, and a

     o PROTECTION COMPONENT, consisting primarily of high quality debt securities, which may include a significant portion of zero coupon securities.

     If a Trigger Event occurs prior to the Guarantee Maturity Date, the Fund may be required to liquidate all assets held in the Total Return Component and the Protection Component (except for certain zero coupon U.S. Treasury securities held by the Fund). The Fund then will irrevocably allocate all of its assets to zero coupon U.S. Treasury securities scheduled to mature within one year before the end of the Guarantee Period, and a Zero Coupon Investment Period will commence. During a Zero Coupon Investment Period, the Fund will be required to hold zero coupon U.S. Treasury securities to maturity, except to the extent that they need to be sold to cover shareholder redemptions and Fund expenses.

TOTAL RETURN COMPONENT - The Fund's Total Return Component invests primarily in common stocks and convertible securities. The portfolio managers consider the following factors when choosing companies to purchase:

o    Above average revenue growth,
o    Consistent earnings growth,
o    Above average earnings growth, and
o    Attractive valuation.

The portfolio managers usually will sell securities if:

o    There is a significant increase in share price,
o    The outlook of a company's earnings becomes less attractive, or
o    More favorable opportunities are identified.

[SIDE BAR]
TOTAL RETURN
Generally, total return means a combination of income and capital appreciation. In other words, the Fund looks for stocks and other securities that may pay dividends and other income, instead of relying solely on the security's prospects for increasing in value. Because, in most cases, a stock is more certain to pay its scheduled dividends than increase in value, a total return approach can help a fund achieve more stable, dependable returns.

PROTECTION COMPONENT - The Fund's Protection Component invests primarily in high quality debt securities. The portfolio managers of the Protection Component will manage the Fund on a duration neutral basis so that the duration of the Protection Component is approximately equal to the period remaining in the Guarantee Period. The Protection Component will consist primarily of securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, which may include zero coupon securities. It may also invest in asset-backed securities, which will be rated in the highest two categories by a nationally recognized rating agency (rating agency) such as Standard and Poor's Ratings Services or Moody's Investors Service, Inc.,or, if unrated, judged by the Protection Component's portfolio managers to be of equivalent quality. The asset-backed securities that the Fund purchases will generally be structured to provide fairly certain cash flows and to mitigate prepayment and extension risks (as described below). The Fund may also invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities), money market instruments and other debt instruments.

[SIDE BAR]

DURATION is a measure of the expected life of the Fund's portfolio on a present value basis reflecting both principal and interest payments.

ASSET ALLOCATION - The Fund's assets will be allocated between equity securities in the Total Return Component and debt securities in the Protection Component. GMF will evaluate the relative allocation between equity and debt securities daily and makes any necessary adjustments to the Fund's portfolio. It is believed that the initial allocation will be __% to __% to the Total Return Component with the remaining assets allocated to the Protection Component, but it cannot be approximated or known with certainty until the end of the Offering Period. The allocation during the Guarantee Period will fluctuate in response to changes in the securities markets and application of certain provisions of the terms of the Capital Protection Agreement (the "Fund Allocation Conditions") that determine the allocation of the Fund's assets between the Total Return Component and the Protection Component. Factors reflected in the asset allocation methodology include, but are not limited to:
o The market value of the Fund's assets as compared to the aggregate Guaranteed Amount
o    The prevailing level of interest rates
o    The volatility of the equity markets
o    The length of time remaining until the Guarantee Maturity Date

Because market conditions and the level of interest rates are subject to change and because GMF evaluates its asset allocation on a daily basis, it is impossible to say with certainty how much of the Fund's assets will be allocated to a particular component over any period of time. In general, as the market value of the Total Return Component rises, more assets will be allocated to the Total Return Component, and as the market value of the Total Return Component declines, more assets will be allocated to the Protection Component. IN THE EVENT OF A SIGNIFICANT DECLINE IN THE VALUE OF THE TOTAL RETURN COMPONENT, ALL OF THE FUND'S ASSETS MAY BE IRREVOCABLY ALLOCATED TO ZERO COUPON U.S. TREASURY SECURITIES AND A ZERO COUPON INVESTMENT PERIOD WILL BEGIN. Conversely, it is possible, although unlikely, that changes in market conditions and in the level of interest rates could cause the Fund to allocate all or substantially all of the Fund's assets to the Total Return Component. Under the Fund Allocation Conditions, the Fund is also required to satisfy certain risk management requirements, which will also restrict the manner in which the Fund may invest its assets. The Fund's holdings of cash and cash equivalents during the Guarantee Period will generally be limited to an amount necessary to meet anticipated expenses and redemptions and to limit portfolio turnover.

The Fund expects to have a portfolio turnover rate in excess of 200% due to its asset allocation strategies, which may result in higher taxable distributions to shareholders and higher transaction costs than a comparable investment without the benefit of the Capital Protection Agreement would produce.

PRINCIPAL RISKS DURING THE GUARANTEE PERIOD

The principal risks of an investment in the Fund during the Guarantee Period are those generally attributable to stock and bond investing. The success of the Fund's strategy depends on the Fund's ability to allocate assets between the Total Return Component and the Protection Component and to select investments within each component, subject to the investment parameters of the Capital Protection Agreement, including the investment guidelines that determine the separate composition of each of the Total Return Component and the Protection Component (the "Investment Management Guidelines") and the Fund Allocation Conditions. BECAUSE THE FUND INVESTS IN BOTH STOCKS AND DEBT SECURITIES, THE FUND MAY UNDERPERFORM STOCK FUNDS WHEN STOCKS ARE IN FAVOR AND UNDERPERFORM BOND FUNDS WHEN DEBT SECURITIES ARE IN FAVOR.

However, if you automatically reinvest all dividends and distributions and do not redeem any shares during the Guarantee Period, you will be entitled to redeem your shares held on the Guarantee Maturity Date for an amount no less than your Guaranteed Amount.

As with any mutual fund, the value of the Fund's investments -- and therefore the value of Fund shares -- may go down. Although the Fund will seek to protect the Fund's original principal value at the Guarantee Maturity Date, the value of the Fund's shares will fluctuate during the Guarantee Period and may decline below the original principal value. Changes in the value of the Fund's shares may occur because a particular stock in which the Fund invests is rising or falling, or in response to interest rate changes. Also, GMF may select securities that underperform the stock market, the relevant indices or other funds withsimilar investment objectives and investment strategies. At other times, there are specific factors that may affect the value of a particular investment. You could lose money by investing in the Fund if you redeem your shares prior to the Guarantee

Maturity Date or if the value of the Fund's investments goes down and the Capital Protection Provider and AIG are unable to meet their respective obligations under the Capital Protection Agreement and the related guarantee.

The Fund will distribute any net gains and income (including accrued but unpaid income on zero coupon securities) to shareholders at least annually. Such distributions are taxable to shareholders even if the distributions are reinvested in the Fund. Shareholders who reinvest distributions in the Fund will be required to pay taxes on such distributions from other assets. Shareholders who do not reinvest distributions, however, will be subject to a reduction in their Guaranteed Amount.

RISKS ASSOCIATED WITH THE CAPITAL PROTECTION AGREEMENT

The Fund has entered into the Capital Protection Agreement with the Capital Protection Provider to ensure that on the Guarantee Maturity Date each shareholder will be able to redeem his or her shares at his or her Guaranteed Amount. It is possible that the financial position of the Capital Protection Provider and AIG, which has guaranteed the Capital Protection Provider's payment obligations under the Capital Protection Agreement, may deteriorate and they would be unable to satisfy their respective obligations under the Capital Protection Agreement and the related guarantee. In such event, shareholders will receive the Fund's net asset value if they redeem their shares on the Guarantee Maturity Date, which could be less than the Guaranteed Amount. The Capital Protection Agreement is solely the obligation of the Capital Protection Provider, whose payment obligations are guaranteed by AIG. Neither the Fund nor the Guaranteed Amount is guaranteed by GMF, Nationwide Mutual Insurance Company or their affiliates, the United States Government, or any other person. While the Capital Protection Agreement will protect the Fund from any reductions in the Fund's net asset value that are attributable to fluctuations in the market value of the Fund's asset, other reductions may occur if the Fund, GMF or its other service providers do not perform as required under the Capital Protection Agreement.

The Capital Protection Agreement requires GMF to manage the Fund in accordance with the Investment Management Guidelines and the Fund Allocation Conditions, which are part of the agreement, in an attempt to limit the Fund's and the Capital Protection Provider's risk. The Investment Management Guidelines and the Fund Allocation Conditions are designed to reduce, but do not eliminate, the risk that the Fund's assets will be insufficient to allow the Fund to redeem shares at not less than the Guaranteed Amount at the Guarantee Maturity Date. In addition, the Investment Management Guidelines, together with the Fund Allocation Conditions, limit the manner in which the Fund may be managed during the Guarantee Period, and thus limit GMF's ability to respond to changing market conditions. If the Fund fails to comply with the Investment Management Guidelines or the Fund Allocation Conditions or otherwise does not perform as required under the Capital Protection Agreement, a Trigger Event may occur and subject to the Fund's limited ability to cure the Trigger Event, a Zero Coupon Investment Period may begin.

PORTFOLIO TURNOVER RISK. The portfolio managers may engage in active and frequent trading of securities if they believe that doing so is in the best interest of the Fund and to implement the Fund's asset allocation strategies. This can have an adverse effect on the performance of the Fund during periods of increased equity market volatility. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase volatility of the Fund. In addition, a higher portfolio turnover rate may cause a shareholder to have additional tax consequences as a result of owning shares of the Fund.

TOTAL RETURN COMPONENT RISK

STOCK MARKET RISK. Stock market risk is the risk that the Fund (or the Total Return Component during the Guarantee Period) could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and the overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

PROTECTION COMPONENT RISK

INTEREST RATE. The principal risk associated with investing in debt securities is interest rate risk. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes.

As described above, the Fund seeks to maintain the duration of the Protection Component approximately equal to the period remaining in the Guarantee Period. This means that the Fund will initially attempt to structure the Protection Component so that its portfolio of securities has a duration of seven years (the period remaining in the Guarantee Period). As the Fund draws nearer to the Guarantee Maturity Date, the duration of the Protection Component will be reduced. As a result, the Fund will be more susceptible to the risk of rising interest rates early in the Guarantee Period, when its Protection Component is likely to have a longer duration.

Because the Fund contains a significant amount of zero coupon securities (and which may include STRIPS), the market value of the Fund's assets generally is more volatile than the market value of a portfolio of fixed income securities with similar maturities that pay interest periodically. The Fund accrues income on these zero coupon securities for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's cash distribution obligations. In such event, the Fund will forego the purchase of additional income producing assets with these assets.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the securities the Fund owns.

PREPAYMENT AND EXTENSION RISK. The issuers of asset-backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Prepayment risk is the risk that because prepayments generally occur when interest rates are falling, the Protection Component may have to reinvest the proceeds from prepayments at lower rates. When asset-backed securities are prepaid, the Protection Component of the Fund may also fail to recover premiums paid for securities, resulting in an unexpected capital loss. Changes in prepayment rates can also make the price and yield of asset-backed securities volatile.

In addition, rising interest rates may cause prepayments to occur at slower than expected rates thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Extension risk is the risk that payments or principal may occur later than expected, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the subadviser anticipated, affecting the maturity and volatility of the Protection Component.

RISKS ASSOCIATED WITH ASSET ALLOCATION

If interest rates are low at the inception of the Guarantee Period, Fund assets may be largely invested in the Protection Component (particularly zero coupon securities) in order to increase the likelihood of preserving the original principal value of the Fund. If Fund assets are largely invested in the Protection Component, the Fund's exposure to equity markets will be reduced and the Fund will be more highly correlated with debt securities. In addition, if during the Guarantee Period the equity markets and consequently the Total Return Component experiences a major decline, the Fund's assets may become largely or entirely invested in the Protection Component. In fact, if the value of the Total Return Component were to decline significantly (whether within a short period of time or over a protracted period), a Zero Coupon Investment Period would commence, and the Fund would then be required to completely and irreversiblely allocate its assets to zero coupon U.S. Treasury securities. In the Zero Coupon Investment Period, the Fund would not participate in any subsequent recovery in the equity markets. Investment in the Protection Component during the Guarantee Period reduces the Fund's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity compared to a portfolio that is more heavily invested in equities. In addition, the Investment Management Guidelines and Fund Allocation Conditions require the Fund to be managed within certain investment parameters during the Guarantee Period. Accordingly, the Investment Management Guidelines and Fund Allocation Conditions could limit the Fund's ability to alter the allocation of Fund assets during the Guarantee Period in response to changing market conditions.

SHARES OF THE FUND MAY FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND IF:

o THE FUND INCURS CERTAIN EXPENSES THAT ARE NOT COVERED BY THE FUND'S EXPENSE LIMITATION AGREEMENT, SUCH AS LITIGATION EXPENSES, UNUSUAL LEGAL FEES OR OTHER EXTRAORDINARY EXPENSES

o    YOU DO NOT AUTOMATICALLY REINVEST DIVIDENDS AND DISTRIBUTIONS

o    YOU REDEEM YOUR SHARES PRIOR TO THE GUARANTEE MATURITY DATE

o    YOU CONTINUE TO HOLD FUND SHARES AFTER THE GUARANTEE MATURITY DATE

o THE CAPITAL PROTECTION PROVIDER OR AIG BECOMES INSOLVENT OR ITS CREDITWORTHINESS DETERIORATES AND THE CAPITAL PROTECTION PROVIDER IS UNABLE TO MEET ITS OBLIGATIONS TO THE FUND.

For more detailed information about the Fund's investments and risks, see "More About the Fund" on page __.

OBJECTIVE AND PRINCIPAL STRATEGY DURING THE POST GUARANTEE PERIOD

The Fund seeks total return through a flexible combination of capital appreciation and current income.

There can be no guarantee that the Fund will achieve its objective.

After the Guarantee Maturity Date, the Fund will, in the ordinary course of its investment activities, sell most or all of its assets in the Protection Component and increase the Total Return Component as soon as reasonably practicable. During the Post Guarantee Period, the Fund's principal investment strategies are the same as those described under "Total Return Component" on page ___.

[During the Post Guarantee Period, the Board of Trustees of the Trust may, in its discretion, cause the Fund to invest all of its assets in shares of another mutual fund with the same investment objective (in a master/feeder structure) without shareholder approval (if such change is permitted by the Trust's organizational documents and applicable law). In such event, the Fund will become a "feeder" fund in a master/feeder structure and will no longer make direct investments in securities.

The Board of Trustees of the Trust may also cause the Fund to be liquidated or combined with another fund (without shareholder approval to the extent permitted by the Trust's organizational documents), unless otherwise required by law.

To the extent that the Fund becomes a feeder fund, is liquidated or combined with another fund without obtaining shareholder approval, shareholders will receive 60 days notice before the changes are made.]

PRINCIPAL RISKS DURING THE POST GUARANTEE PERIOD

Generally, the principal risks of the Fund during the Post Guarantee Period are the same as the principal risks of the Total Return Component during the Guarantee Period (primarily stock market risk), except that the Fund will not have the benefit of the Capital Protection Agreement.

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the portfolio managers' ability to assess economic conditions and investment opportunities.

PERFORMANCE

No performance information is provided because the Fund had not begun operations as of the date of this prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees(1)
(paid directly from your     Class A      Class B      Class C
investment)                  shares       shares       shares
------------------------     -------      -------      -------
Maximum Sales                   5.25%(2)     None         1.00%
Charge (Load)
imposed on purchases
(as a percentage of
offering price)

Maximum Deferred                None(3)      5.00%(4)     1.00%(5)
Sales Charge (Load)
imposed on
redemptions (as a
percentage of original
purchase price or sale
proceeds, as applicable)

Annual Fund Operating
Expenses (deducted           Class A      Class B      Class C
from Fund assets)            shares       shares       shares
--------------------------   -------      -------      -------
Management Fees(6)              0.60%        0.60%        0.60%

Distribution and/or             0.25%        1.00%        1.00%
Service (12b-1) Fees

Other Expenses(7),(8)           1.32%        1.07%        1.07%

TOTAL ANNUAL FUND               2.17%        2.67%        2.67%
OPERATING EXPENSES

Amount of Fee Waivers/          0.22%        0.22%        0.22%
Expense Reimbursements

TOTAL ANNUAL FUND               1.95%        2.45%        2.45%
OPERATING EXPENSES (AFTER
WAIVERS/REIMBURSEMENTS)(9)

(1) If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.
(2) As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares--Buying Shares--Front-end Sales Charges" on page __.
(3) A contingent deferred sales charge (CDSC) of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee was paid. See "Buying, Selling and Exchanging Fund Shares--Selling Shares--Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" beginning on page __.
(4) A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares--Selling Shares--Contingent deferred sales charge
     (CDSC) on Class A, Class B and Class C shares" beginning on page __.
(5) A CDSC of 1% is charged when you sell Class C shares within the first year after purchase.

(6) The management fee will vary during the stages of the Fund's investment program. The table sets forth the highest advisory fee which is the fee that will generally be paid during the Guarantee Period and Post Guarantee Period. During the Offering Period, the management fee will be 0.40%. See "Management--Investment Adviser" on page ___.
(7) A fee associated with the Capital Protection Agreement at an annual rate of 0.75% of the average daily net assets of the Fund payable to the Capital Protection Provider is included in "Other Expenses." This fee is only applicable during the Guarantee Period. See "The Capital Protection Agreement" on page ___ for more information.
(8) As a new Fund, these are estimates for the current fiscal year ending October 31, 2003. These estimates do not take into account the expense limitation agreement between the Fund and GMF.
(9) GMF and the Trust have entered into a written contract limiting operating expenses (excluding any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 1.95% for Class A shares and 2.45% for Class B and Class C shares during the Guarantee Period (through at least _______________, 20__) unless the Fund enters a Zero Coupon Investment Period at which time the expenses will not exceed 1.15% for Class A shares and 1. 65% for Class B and Class C shares. During the Offering Period the expenses will not exceed 1.40% for Class A shares and 1.90% for Class B and Class C shares The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of "Other Expenses" paid by GMF provided that such reimbursement will not cause the expenses of each class of the Fund to exceed the expense limitations noted above. GMF may request and receive reimbursement of fees waived or limited and other reimbursements made by GMF. Any reimbursement to GMF must be made not more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made.

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 year      3 years
                           ------      -------
Class A shares             $  703(1)   $  1076

Class B shares             $  748      $  1064

Class C shares             $  447      $   856

You would pay the following expenses on the same investment if you did not sell your shares_(2):

                           1 year      3 years
                           ------      -------
Class B shares             $  248      $   764

Class C shares             $  346      $   856

(1)  Assumes a CDSC will not apply.
(2) Expenses paid on the same investment in Class A shares do not change whether or not you sell your shares.

MORE ABOUT THE FUND

THE CAPITAL PROTECTION AGREEMENT

While the Fund seeks to provide investors with the upside earnings potential available in rising equity markets to the extent assets are allocated to the Total Return Component, the Fund also seeks to provide protection against a falling equity marketplace by allocating a portion of its assets to the Protection Component and by entering into the Capital Protection Agreement. To the extent that assets are allocated to the Protection Component, rather than the Total Return Component, during the Guarantee Period, the Fund's ability to participate in upward equity market movements will be reduced. The Fund has entered into the Capital Protection Agreement to ensure that on the Guarantee Maturity Date, the Fund will be able to pay to each shareholder who chooses to redeem his or her shares an amount not less than the Guaranteed Amount, provided that the particular shareholder has automatically reinvested all dividends and distributions received from the Fund and has redeemed no shares. The Fund (and not the Fund's shareholders) is the party to the Capital Protection Agreement. The Fund's shareholders have no rights or claims against the Capital Protection Provider or AIG under the terms of the Capital Protection Agreement or the related guarantee should either the Capital Protection Provider or AIG fail to fulfill its obligations. The Capital Protection Agreement requires GMF to comply with certain agreed upon investment parameters, including the Investment Management Guidelines and Fund Allocation Conditions. These investment parameters are intended to reduce, but do not eliminate, the risk that the Fund's assets will be insufficient to allow the Fund to redeem shares at not less than the aggregate Guaranteed Amount at the Guarantee Maturity Date. If the Fund fails to comply with the agreed-upon investment parameters or otherwise does not perform as required under the Capital Protection Agreement, a Trigger Event may occur and a Zero Coupon Investment Period may begin. If a Zero Coupon Investment Period begins, the Fund will be required to liquidate its assets in both the Total Return Component and the Protection Component (other than certain zero coupon U.S. Treasury securities it then holds), and will pay the proceeds of that liquidation to the Capital Protection Provider. In exchange for those proceeds, the Capital Protection Provider will deliver to the Fund zero coupon U.S. Treasury securities with a face amount that, together with the face amount of any zero coupon U.S. Treasury securities then held by the Fund, equals at least the aggregate Guaranteed Amount. The Fund will be required to hold zero coupon U.S. Treasury securities until maturity, except to the extent that they need to be sold to cover shareholder redemptions and Fund expenses. At the end of the Guarantee Period, the Fund will inform the Capital Protection Provider whether there are sufficient Fund assets to pay the aggregate Guaranteed Amount to the remaining shareholders. If there are not sufficient assets and assuming that the Fund's assets have not been reduced by causes other than fluctuations in the market value of the Fund's assets and redemptions from the Fund, the Capital Protection Provider will then pay to the Fund an amount of cash that, together with the available cash at the Fund, equals the aggregate Guaranteed Amount.

The Capital Protection Agreement will protect the Fund from fluctuations in the market value of the Fund's assets which would make the Fund unable to pay the aggregate Guaranteed Amounts to shareholders as of the Guarantee Maturity Date. The Capital Protection Provider may, however, reduce its obligations under the Capital Protection Agreement under certain circumstances, particularly if the Fund incurs extraordinary expenses or if there is a reduction in the Fund's net assets because the Fund or its service providers do not perform as required under the agreement (for example, if the Fund is not managed according to the Investment Management Guidelines or the Fund Allocation Conditions).

During the Guarantee Period (up until the commencement of a Zero Coupon Investment Period), the Fund will pay to the Capital Protection Provider, under the Capital Protection Agreement, an annual fee equal to 0.75% of the average daily net assets of the Fund during the Guarantee Period. If the Fund moves into a Zero Coupon Investment Period and all of the Fund's assets are irreversibly invested in zero coupon U.S. Treasury securities, the amount of the fee paid to the

Capital Protection Provider will be decreased to an annual fee of 0.40% of the average daily net assets of the Fund for the remainder of the Guarantee Period, provided that in no event will this fee be less than 0.25% of the value of the Fund's net assets at the beginning of the Guarantee Period. This may occur at any point during the Guarantee Period up until the Guarantee Maturity Date. The Capital Protection Provider's payment obligations under the Capital Protection Agreement are guaranteed by AIG, its parent. A shareholder's ability to receive the Guaranteed Amount may depend on the financial condition of the Capital Protection Provider and AIG and their ability to meet their obligations to the Fund. If the Capital Protection Provider and AIG become insolvent or their credit deteriorates substantially, the Capital Protection Provider and AIG may not be able to perform as required by the Capital Protection Agreement and the related AIG guarantee. In such event, the Fund could take a variety of actions, including replacing the Capital Protection Agreement. In such circumstances, shareholders could suffer a loss of principal. During the Post-Guarantee Period, an investment in the Fund will no longer receive the benefit of the Capital Protection Agreement.

If you maintain your fund investment through the Guarantee Maturity Date, make no redemptions, and reinvest all dividends and distributions, on the Guarantee Maturity Date you will be entitled to redeem your shares held as of the Guarantee Maturity Date for no less than:

     o the amount you paid for your shares minus any front-end sales charges plus
     o your share of the Fund's net income during the Offering Period (assuming you bought your shares before the last day of the Offering Period) minus
     o an adjustment to reflect certain Fund expenses, if any, during the Guarantee Period that are not covered by the Expense Limitation Agreement with GMF or any other adjustment that is required by the Capital Protection Agreement.

The Trust's Board of Trustees may terminate or amend the terms of the Capital Protection Agreement at any time without shareholder approval, if the Board determines in its reasonable judgement that it is in the best interests of the Fund and its shareholders to do so. To the extent practicable, shareholders would be given at least 60 days prior written notice of any termination of the Capital Protection Agreement. In the event of such termination, the Trust's Board of Trustees would consider reasonable alternatives and seek to act in the best interests of shareholders. In the event of the termination of the Capital Protection Agreement, the Fund would not be able to pay your Guaranteed Amount if and to the extent that the value of your account is less than your Guaranteed Amount on the Guarantee Maturity Date unless the Fund is able to replace the Capital Protection Agreement. Replacement of the Capital Protection Agreement may entail substantial additional expense to the Fund.

The Capital Protection Provider is a Delaware corporation. The Capital Protection Provider and its subsidiaries conduct, primarily as principal, a financial derivative products business. The Capital Protection Provider also enters into investment contracts and other structured transactions, and invests in a diversified portfolio of securities. In the course of conducting its business, the Capital Protection Provider also engages in a variety of other related transactions. AIG is also organized as a Delaware corporation. AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's primary activities include both general and life insurance operations. Other significant activities include financial services, and retirement savings and asset management. AIG has previously issued guarantees of the Capital Protection Provider's payment obligations in numerous contexts. Additional information about the Capital Protection Provider and AIG can be found in the Statement of Additional Information (SAI) and in the reports filed with the Securities and Exchange Commission by AIG.

The Capital Protection Provider and AIG have not participated in the organization of the Fund or the preparation of this Prospectus, and make no representation regarding the advisability of an investment in the Fund.

The Fund will provide you with a copy of the most recent publicly available annual or quarterly report of AIG, free of charge, upon your request. The annual report of AIG contains a summary of selected financial information. Additionally, each quarterly report of AIG contains financial information. To receive a copy of these reports, please contact the Fund at the telephone number or write to the Fund at the address shown on the outside back cover of this prospectus.

See Appendix A to this Prospectus and the SAI for information on the calculation of the Guaranteed Amount and additional details about the Capital Protection Agreement.

TEMPORARY INVESTMENTS

Generally, the Fund will be fully invested in accordance with its investment objective and strategies during the Guarantee and Post Guarantee Periods. However, during the Offering Period or at any other time pending investment of cash balances or if GMF believes that business, economic, political or financial conditions warrant, the Fund, subject to the Investment Management Guidelines and the Fund Allocation Conditions, may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities;
(2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies (which may include affiliates of the Fund) that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

OTHER PRINCIPAL INVESTMENTS AND TECHNIQUES

The Fund may use the following principal investments and techniques described below in an effort to increase returns, protect assets or diversify investments. These techniques are subject to certain risks.

The SAI contains additional information about the Fund, including the Fund's other investment techniques. To obtain a copy of the SAI, see the back cover.

CONVERTIBLE SECURITIES (TOTAL RETURN COMPONENT). The Fund may invest in convertible securities--also known as convertibles--including bonds, debentures, notes, preferred stocks and other securities. Convertibles are hybrid securities that have characteristics of both debt and stocks. Like debt securities, they pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stock.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as the underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with debt securities as a source of regular income. Therefore, if interest rates increase and "newer," better paying debt securities become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar nonconvertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). [Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a rating agency, or they are not rated at all.]

U.S. GOVERNMENT SECURITIES (PROTECTION COMPONENT). These securities include U.S. Treasury bills, notes, and bonds issued or guaranteed by the U.S. government and securities issued by U.S. government agencies, including:

o The Federal Housing Administration, the Farmers Home Administration, and the Government National Mortgage Association (GNMA), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States government;
o    The Federal Home Loan Banks;
o    The Federal National Mortgage Association (FNMA);
o The Student Loan Marketing Association and Federal Home Loan Mortgage Corporation (FHLMC); and
o    The Federal Farm Credit Banks.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayment rates and other factors may affect the value of these government securities. With respect to credit risk, securities issued by some government agencies are only backed by the issuing agency, and do contain some credit risk. Securities issued and backed by the U.S. government are backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk.

ZERO COUPON SECURITIES (PROTECTION COMPONENT). Zero coupon securities are debt securities that pay no interest during the life of the security and are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be.

Zero-coupon securities may be subject to greater price changes, as a result of changing interest rates, than debt securities that make regular interest payments. Their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates than debt securities that make regular interest payments. Although they are not traded on a national securities exchange, they are widely traded by brokers and dealers, and are considered liquid. Investors in zero-coupon securities are required by federal income tax laws to pay interest on the payments they would have received had a payment been made. So, to avoid federal income tax liability, the Fund may be required to make distributions to shareholders and may have to sell some of its assets at inappropriate times in order to generate cash to make the distributions.

ASSET-BACKED SECURITIES (PROTECTION COMPONENT). Asset-backed securities are securities that are secured by and paid from a pool of underlying assets, such as automobile installment sales contracts, home equity loans, property leases and credit card receivables. Asset-backed securities are generally issued by private issuers and are subject to interest rate, credit and prepayment [and extension] risks.

With respect to prepayment risk, when interest rates fall, debtors may refinance their loans and the asset-backed securities may be paid off sooner than anticipated. Reinvesting the returned principal in a lower interest-rate market would reduce the Fund's income. Asset-backed securities are also subject to extension risk as described above if rates increase and prepayments slow, and the possibility of losing principal as a result of faster than anticipated prepayment of securities purchased at a premium.

FLOATING- AND VARIABLE-RATE SECURITIES (PROTECTION COMPONENT). Floating-and variable-rate securities do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes to the underlying index (such as the Treasury bill rate), while the interest rate on variable-rate securities changes at preset times based upon some underlying index. Some of the floating- or variable-rate securities will be callable by the issuer, which means they can be paid off before their maturity date.

These securities are subject to interest rate risk like other debt securities. In addition, because they may be callable, they are also subject to the risk that the Fund will be repaid prior to the stated maturity, and the repaid principal will be reinvested when the market is paying a lower interest rate, reducing the Fund's income. The Fund will only purchase floating- and variable-rate securities of the same quality as the debt securities it would otherwise purchase.

DURATION (PROTECTION COMPONENT). Duration is a calculation that seeks to measure the price sensitivity of a debt security or a mutual fund that primarily invests in debt securities to changes in interest rates. It measures this sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of the debt security. Future interest and principal payments are discounted to reflect their present value and are then multiplied by the number of years they will be received to produce a value expressed in years--the duration. Effective duration takes into account call features and sinking fund payments that may shorten a debt security's life.

OTHER INFORMATION ABOUT THE RISKS OF THE FUND

RISKS ASSOCIATED WITH RESTRICTIONS UNDER CAPITAL PROTECTION AGREEMENT -- To comply with the Fund Allocation Conditions, the Capital Protection Agreement requires GMF to make allocation decisions that limit the Fund's allocation of assets to the Total Return Component. As a result, use of the Protection Component reduces the Fund's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity compared to a portfolio that is more heavily invested in equities. Together with the Investment Management Guidelines, the Fund Allocation Conditions are designed to reduce, but do not eliminate, the risk that the Fund's assets will be insufficient to allow the Fund to redeem shares at not less than the Guaranteed Amount on the Guarantee Maturity Date. Accordingly, the Capital Protection Agreement could limit GMF's ability to respond to changing market conditions during the Guarantee Period. If the Fund fails to comply with the agreed-upon investment parameters, including the Investment Management Guidelines or Fund Allocation Conditions, or otherwise fails to comply with certain restrictions set forth in the Capital Protection Agreement, the Capital Protection Provider may cause the Fund to allocate all of its assets to zero coupon U.S. Treasury securities and a Zero Coupon Investment Period will begin.

RISKS ASSOCIATED WITH ASSET ALLOCATION PROCESS -- The asset allocation process results in additional transaction costs such as brokerage commissions. This process can have an adverse effect on the performance of the Fund during periods of increased equity market volatility. In addition, a high portfolio turnover rate, which may also have an adverse effect on the performance of the Fund, may increase the Fund's transaction costs and expose shareholders to greater tax consequences.

RISK OF DEFAULT -- A shareholder's ability to receive the Guaranteed Amount depends on the financial condition of the Capital Protection Provider and AIG. The Capital Protection is solely an obligation of the Capital Protection Provider, and this obligation is guaranteed by AIG. Consequently, an investment in the Fund involves a risk of loss if the Capital Protection Provider and/or AIG are placed in bankruptcy or receivership, or are otherwise unable to pay their respective obligations or default on their respective obligations, if any. In such event, the Fund could take a variety of actions, including replacing the Capital Protection Agreement with a similar arrangement. In such circumstances, shareholders could suffer a loss of principal.

RISKS ASSOCIATED WITH TAXABLE INCOME -- The Fund will distribute any net gains and income (including accrued but unpaid income on zero coupon securities) to shareholders at least annually. Such distributions are taxable to shareholders even if the distributions are reinvested in the Fund. Shareholders who do not reinvest distributions, however, will be subject to a reduction in their Guaranteed Amount.

MANAGEMENT

INVESTMENT ADVISER

Gartmore Mutual Fund Capital Trust (GMF), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the Fund's assets and supervises the daily business affairs of the Fund. GMF was organized in 1999 and advises mutual funds. As of December 31, 200__, GMF and its affiliates had approximately $__ billion in assets under management, including approximately $__ billion managed by GMF.

During the Guarantee and Post Guarantee Periods, the Fund pays GMF a management fee, which is based on the Fund's average daily net assets. The annual management fee payable by the Fund, expressed as a percentage of a Fund's average daily net assets, is 0.60%.

If a Trigger Event occurs and a Zero Coupon Investment Period begins, GMF has contractually agreed to reduce its fee to an annual rate of 0.25% for the remainder of the Guarantee Period.

During the Offering Period, the Fund pays GMF a management fee of 0.40%.

[During the Post Guarantee Period, the Fund may invest all of its assets in another mutual fund that has the same investment objective as the Fund during the Post Guarantee Period. The Fund will only do this without shareholder approval if permitted by applicable law and the Trust's organizational documents and after providing shareholders with 60 days prior written notice of the change. All portfolio investments would then be made at the level of the underlying mutual fund and the Fund's investment results would correspond directly to that Fund's investment results. This type of mutual fund structure is sometimes referred to as a "master/feeder" structure. If other entities also invest in the underlying fund, this could enable the Fund to realize economies of scale by investing through an entity with more assets (the underlying fund). However, there are additional costs involved in operating a "master/feeder" structure. If these additional costs are not offset as a result of economies of scale, it is possible that the Fund's expenses would increase rather than decrease if it converts to this structure.]

PORTFOLIO MANAGERS - TOTAL RETURN COMPONENT

Simon Melluish and William H. Miller are portfolio co-managers of the Total Return Component of the Fund. Mr. Melluish joined Gartmore Investment Management plc ("GIM"), an affiliate of GMF, in 1995 as an Investment Manager for the Global Portfolio Team. In July 2000, he was appointed head of U.S. equities for GIM. Mr. Melluish is a senior portfolio manager for GMF and also currently co-manages the Gartmore Nationwide Fund and Gartmore GVIT Nationwide Fund and manages the Gartmore Nationwide Leaders Fund and the Gartmore GVIT Nationwide Leaders Fund.

Mr. Miller began co-managing the Gartmore Nationwide Fund and the Gartmore GVIT Nationwide Fund on September 1, 2000. Prior to joining GMF in July 1999, Mr. Miller held the following positions: Senior Portfolio Manager, Putnam Investments (1997-1999); Vice President and Assistant Portfolio Manager, Delaware Management Company (1995-1997).

PORTFOLIO MANGERS --  PROTECTION COMPONENT (TBD)

BUYING, SELLING AND EXCHANGING FUND SHARES

CHOOSING A SHARE CLASS

As noted in the Fund Summary, the Fund offers different share classes to give investors different price and cost options. Class A, Class B and Class C shares of the Fund are available to all investors. Shares may be purchased (including through an exchange with another Gartmore Fund) initially during the Offering Period and will be offered on a continuous basis in the Post Guarantee Period. NO NEW SHARES, EXCEPT FOR REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS, WILL BE OFFERED DURING THE GUARANTEE PERIOD.

The following sales charges will generally apply:

Front-end Sales Charge when you purchase:

o    Class A shares
o    Class C shares

Contingent Deferred Sales Charge (CDSC)(1):

o    Class B shares if you sell your shares within six years of purchase
o    Class C shares if you sell your shares within one year of purchase

WHEN CHOOSING A SHARE CLASS, CONSIDER THE FOLLOWING:

Class A shares                        Class B shares                           Class C shares
-----------------------------------   --------------------------------------   ------------------------------------
Front-end sales charge means that a   No front-end sales charge, so your       Front-end sales charge means that a
portion of your initial investment    full investment immediately goes         portion of your initial investment
goes toward the sales charge, and     toward buying shares                     goes toward the sales charge and is
is not invested                                                                not invested. Front-end Sales
                                                                               Charge on Class C is lower than
                                                                               Class A Shares

Reductions and waivers of the sales   No reductions of the CDSC available,     Like Class B shares, no reductions
charge available (this benefit is     but waivers available                    of the CDSC are available, but
limited because sales are initially                                            waivers are available
available only during the
Offering Period)

Lower expenses than Class B and       Higher distribution and service          Higher distribution and service
Class C shares mean higher            fees than Class A shares mean            fees than Class A shares mean
dividends per share                   higher fund expenses and lower           higher fund expenses and lower
                                      dividends per share                      dividends per share

Conversion features are not           After seven years, Class B shares        Unlike Class B shares, Class C
applicable                            convert into Class A shares, which       shares do not automatically
                                      reduces your future fund expenses        convert into another class

No sales charge when shares are       CDSC if shares are sold within           CDSC of 1% is applicable if shares
sold back to a Fund(1)                six years: 5% in the first year,         are sold in the first year after
                                      4% in the second, 3% in the third        purchase
                                      and fourth years, 2% in the fifth,
                                      and 1% in the sixth year

No maximum investment limit           Investments of $250,000 or more may be   Investments of $ ------------ or
                                      rejected(2)                              more may be rejected(3)

Amount of your investment that was    All of your purchase amount will be      Amount of your investment that was
applied to pay the initial sales      immediately invested and covered by      applied to pay the initial sales
charge is not invested and will       the Capital Protection                   charge is not invested and will not
not be covered by the Capital                                                  be covered by the Capital Protection
Protection

(1) A CDSC of up to 1% may be charged on certain redemptions of Class A shares purchased without a sales charge and for which a finder's fee has been paid.
(2)  This limit was calculated based on a seven year holding period.
(3)  This limit was calculated based on a one year holding period.

Sales charges are paid to the Funds' distributor, Gartmore Distributor Services, Inc. (the "Distributor"), which either retains them or pays them to a selling representative.

Class A, Class B and Class C shares pay distribution and/or service fees under a Distribution Plan. These fees are either retained by the Distributor or paid by the Distributor to brokers for distribution and shareholder services.

Class A shares may also pay administrative service fees. These fees are paid to brokers and other entities that provide administrative support services to the beneficial owners of the Class A shares.

If you want lower annual fund expenses, Class A shares may be right for you, particularly if you qualify for a reduction or waiver of sales charges. If you do not want to pay a front-end sales charge, and you anticipate holding your shares for the long term, Class B shares may be more appropriate. If you wish to pay a lower front-end sales charge than you would for Class A shares and are uncertain as to how long you may hold your shares, Class C shares may be right for you. The Fund reserves the right to reject an order of $250,000 or more for Class B shares or $1,000,000 or more for Class C shares and an order for Class B shares for Individual Retirement Accounts (IRA accounts) for shareholders 70 1/2 years old and older.

BUYING SHARES

NO NEW SHARES, EXCEPT FOR REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS, WILL BE OFFERED DURING THE GUARANTEE PERIOD.

PURCHASE PRICE. The purchase or "offering" price of each share of the Fund is its "net asset value" (NAV) next determined after the order is received, plus any applicable sales charge. A separate NAV is calculated for each class of the Fund. Generally, NAV is based on the market value of the securities owned by the Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities owned by the Fund, allocable to such class, less the liabilities allocated to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

MINIMUM INVESTMENTS -- CLASS A, B AND C SHARES

To open an account (per Fund)                           $ 2,000

To open IRA account (per Fund)                          $ 1,000

Additional investments (per Fund)                       $   100
(ONLY PERMITTED DURING THE OFFERING
AND POST GUARANTEE PERIODS)

If you purchase shares through an account at a broker, different minimum account requirements may apply. These minimum investment requirements do not apply to certain retirement plans or omnibus accounts. Call 1-800-848-0920 for more information

The Fund does not calculate NAV on the following days:

o    New Year's Day
o    Martin Luther King, Jr. Day
o    Presidents' Day
o    Good Friday
o    Memorial Day
o    Independence Day
o    Labor Day
o    Thanksgiving Day
o    Christmas Day

o    Other days when the New York Stock Exchange is not open.

The Fund reserves the right not to determine NAV when:

o    It has not received any orders to purchase, sell or exchange shares.
o    Changes in the value of the Fund's portfolio do not affect the NAV.

If current prices are not available for a security, or if Gartmore SA Capital Trust (GSA), as the Fund's administrator, or its agent, determines a price does not represent fair value, the Fund's investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that the Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

IN-KIND PURCHASES. The Fund reserves the right to accept payment for shares in the form of securities that are permissible investments for the Fund.

FRONT-END SALES CHARGES CLASS A AND CLASS C SHARES

The charts below show the applicable Class A front-end sales charges, which decrease as the amount of your investment increases.

CLASS A SHARES

                                                         Dealer
                             Sales Charge                Commission
                             as % of                     as % of
                             Offering       Amount       Offering
Amount of purchase           Price          Invested     Price
--------------------         ------------   --------     ----------
Less than $25,000            5.25%          5.54%        5.00%

$25,000 to $49,999           4.75           4.99         4.50

$50,000 to $99,999           4.00           4.17         3.75

$100,000 to $249,999         3.00           3.09         2.75

$250,000 to $999,999         2.00           2.04         1.80

$1 million or more           None           None         None

CLASS C SHARES

Sales of Class C shares will be charged a sales charge of 1.00% of the offering price (1.01% of the amount invested).

CLASS A PURCHASES NOT SUBJECT TO A SALES CHARGE

As noted above, there are no front-end sales charges for purchases of Class A shares of the Fund of $1 million or more. However, unless you are otherwise eligible to purchase Class A shares without a sales charge, you will pay a CDSC of up to 1.00% if you redeem any Class A shares within 18 months of the date of purchase. (See "Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" below.) With respect to such purchases, the Distributor may pay dealers a finder's fee of up to 1.00% on investments made in Class A shares with no initial sales charge. The CDSC covers the finder's fee paid by the Distributor to the selling dealer.

REDUCTION OF CLASS A SALES CHARGES

Shareholders can reduce or eliminate Class A shares' initial sales charge through one or more of the discounts described below:

o An increase in the amount of your investment. The above tables show how the sales charge decreases as the amount of your investment increases.
o Family Member Discount. Members of your family who live at the same address can combine investments in the Class A shares of any fund in Gartmore Mutual Funds (Gartmore Funds), possibly reducing the sales charge.
o Lifetime Additional Discount. You can add the value of any of the Gartmore Funds' Class A shares you already own with the value of the shares you are purchasing, which may reduce the applicable sales charge.
o Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any member of Nationwide Insurance to purchase Class A shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.
o No sales charge on a repurchase. If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A shares that you buy within 30 days of selling Class A shares of an equal or lesser amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.
o Letter of Intent Discount. State in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A shares of any Gartmore Funds (Class A shares of the Fund may only be purchased during the Offering and Post Guarantee Periods) and your sales charge will be based on the total amount you intend to invest. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. Call 1-800-848-0920 for more information.

WAIVER OF CLASS A SALES CHARGES

The Class A sales charges will be waived for the following purchasers:

o Any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges for those persons.
o Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Distributor
o Any person who pays for the shares with the proceeds of one of the following sales:
     o    Sales of non-Gartmore Fund shares
     o Sales of Class D shares of a Gartmore Fund if the new fund purchased does not have Class D shares and Class A shares are purchased instead To qualify, (1) you must have paid an initial sales charge or CDSC on the shares you sold, (2) you must purchase the new shares within 60 days of the redemption, and (3) you must request the waiver when you purchase the new shares (the Fund may require evidence that you qualify for this waiver.
o Employer-sponsored retirement plans, including pension, profit sharing or deferred compensation plans which are qualified under sections 401(a), 403(b) or 457 of the Internal Revenue Code.
o Trustees and retired Trustees of Gartmore Mutual Funds (including its predecessor Trusts)
o Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grand-children) and immediate relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of GMF, GSA and their affiliates.

o Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time (including, but not limited to, Farmland Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperative, Inc.).

Additional investors eligible for sales charge waivers may be found in the SAI.

WAIVER OF CLASS C SALES CHARGES

Both the front-end sales charge and the CDSC applicable to Class C shares will be waived for sales to retirement plans offered by Nationwide Trust Company. In addition, the front-end sales charge applicable to Class C shares will be waived for any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor to waive the front-end sales charges for those persons.

CONVERSION OF CLASS B SHARES

After you have held your Class B shares for seven years, we will automatically convert them into Class A shares (without charge), which carry the lower 12b-1 fee. We will also convert any Class B shares that you purchased with reinvested dividends and other distributions for those shares at that time. Remember, because the NAV of Class A shares is usually higher than the NAV of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted, but the total dollar value will be the same. We do the conversion on the first business day of the month following the seventh anniversary of the date of your purchase.

HOW TO PLACE YOUR PURCHASE ORDER

If you wish to purchase Class A, Class B or Class C shares, you may purchase them using one of the methods described below. When buying shares, be sure to specify the class of shares you wish to purchase.

BY MAIL. Complete and mail the application with a check made payable to:
Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205. Payment must be made in U.S. dollars only and drawn on a U.S. bank. The Fund will not accept third-party checks or money orders.

BY WIRE. You can request that your bank transmit funds (federal funds) by wire to the Fund's custodian bank. In order to use this method, you must call Customer Service at 1-800-848-0920 by 4 p.m. Eastern Time, and the wire must be received by the custodian bank by the close of business on the day you placed your order or your order will be cancelled. You may be liable for any loss to a Fund resulting from the cancellation. Please note that your bank may charge a fee to wire funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.

BY TELEPHONE. Call 1-800-848-0920, our automated voice-response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions and other mutual fund information. You must complete the appropriate section of the application to use the voice response system to make purchases.

THROUGH AN AUTHORIZED BROKER. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Fund. If you purchase through such a broker, your order will be priced at the NAV next determined after your broker or its designated intermediary accepts it. Contact your broker to determine whether it has an established relationship with the Distributor.

ON-LINE. Log on to our website www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can download a Fund prospectus or receive information on all of our funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Fund may terminate the ability to buy Fund shares on this website at any time, in which case you may continue to buy shares by mail, wire, telephone or through an authorized broker as described in this Prospectus.

ADDITIONAL SHAREHOLDER SERVICES

Shareholders are entitled to a wide variety of services by contacting:

GARTMORE FUNDS                                1-800-848-0920

Our customized voice-response system, available 24 hours a day, seven days a week

CUSTOMER SERVICE                              1-800-848-0920

Representatives are available to answer questions between 8 a.m. and 9 p.m. Eastern Time. (Monday through Friday).

For additional information on buying shares and shareholder services, call Customer Service or contact your sales representative.

SELLING SHARES

You can sell or, in other words, redeem your shares of the Fund at any time, subject to certain restrictions described below. The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after the Fund receives your properly completed order to sell in its offices in Columbus, Ohio. Of course, the value of the shares you sell may be worth more or less than their original purchase price depending upon the market value of the Fund's investments at the time of the sale, except on the Guarantee Maturity Date when you will receive the greater of the then current net asset value or your Guaranteed Amount per share. Redemptions made for any reason prior to the Guarantee Maturity Date will reduce your Guaranteed Amount.

IN ORDER TO RECEIVE YOUR GUARANTEED AMOUNT, YOU MUST SUBMIT A REQUEST TO REDEEM YOUR SHARES ON THE GUARANTEE MATURITY DATE. IF YOU REDEEM YOUR SHARES BEFORE OR AFTER THE GUARANTEE MATURITY DATE, YOU MAY RECEIVE LESS THAN YOUR GUARANTEED AMOUNT.

Generally, we will pay you for the shares that you sell within three days after receiving your order to sell. Payment for shares you recently purchased by check may be delayed until the check clears, which may take up to 10 business days from the date of your purchase.

The Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund.

Under extraordinary circumstances the Fund may elect to honor your redemption request by transferring some of the securities held by the Fund directly to you. For more information about the Fund's ability to make such a redemption in kind, see the SAI.

RESTRICTIONS ON SALES

You may not be able to sell your shares of the Fund or the Fund may delay paying you the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists.

SIGNATURE GUARANTEE--CLASS A, CLASS B AND CLASS C SHARES

A signature guarantee is required under the following circumstances:

o    if your account address has changed within the last 10 business days, or
o if the redemption check is made payable to anyone other than the registered shareholder, or
o if the proceeds are sent to a bank account not previously designated or changed within the past 10 business days, or
o if the proceeds are mailed to any address other than the address of record, or
o if the redemption proceeds are being wired to a bank for which instructions are currently not on your account.

The Distributor reserves the right to require a signature guarantee in other circumstances, without notice.

CONTINGENT DEFERRED SALES CHARGE (CDSC) ON CLASS A, CLASS B AND CLASS C SHARES

You must pay a CDSC if you sell Class B shares within six years of purchase, unless you are entitled to a waiver. The sales charge applies if your sale causes the value of Class B shares in your account to fall below the total amount of all purchases of Class B shares you made during the preceding six years. The amount of the sales charge will decrease as illustrated in the following chart:

                 1      2       3       4       5       6     7 years
Sale within    year   years   years   years   years   years   or more
------------   ----   -----   -----   -----   -----   -----   -------
Sales charge      5%      4%      3%      3%      2%      1%        0%

Although you normally pay no CDSC when you redeem Class A shares, you may pay a CDSC at the following rates if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem all or part of the shares within 18 months after your initial purchase of those shares:

                     $1 million to     $4 million to
Amount of Purchase   $3,999,999        $24,999,999     $25 million or more
------------------   -------------     -------------   -------------------
All Funds                     1.00%             0.50%                 0.25%

The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. The amount of the CDSC will be determined based on the particular combination of Gartmore Funds purchased. The CDSC for the Fund is described above, but the applicable CDSC for other Gartmore Funds are described in those funds' prospectus. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Gartmore Fund. The Class A CDSC will not exceed the aggregate amount of the finder's fee the Distributor paid to the selling dealer on all purchases of Class A shares of all Gartmore Funds you made that were subject to the Class A CDSC.

With respect to Class C shares, you must pay a CDSC of 1% if you sell your shares within the first year after you purchased the shares.

With respect to the CDSC for all three classes of shares, the CDSC is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares the Distributor will first sell any shares in your account not subject to a CDSC. All purchases during the month are grouped together and will be treated as if made on the last day of the preceding month.

We do not impose a CDSC on Class A, Class B or Class C shares purchased through reinvested dividends and distributions. If you sell your Class B or Class C shares and reinvest the proceeds in Class B or Class C shares within 30 days, the Funds will deposit an amount equal to any CDSC on Class B or Class C shares you paid into your account. We will also waive the CDSC on Class B or Class C if you sell shares following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or a determination of disability, and for mandatory withdrawals from IRA accounts after age 70 1/2 years. For more information, see the SAI.

HOW TO PLACE YOUR SALE ORDER

You can request the sale of your Class A, Class B or Class C shares in any of the ways described below. A signature guarantee may be required under certain circumstances. Please refer to the section entitled "Signature Guarantee--Class A, Class B and Class C shares".

BY TELEPHONE (NON-IRA ACCOUNTS ONLY). Calling 1-800-848-0920 connects you to our automated voice-response system, available 24 hours a day, seven days a week, for easy access to mutual fund information. You can sell shares and have the check mailed to your address of record, unless you declined this option on your application. Only the following types of accounts can use the voice response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minor accounts. You can call 1-800-848-0920 after 7 p.m. Eastern Time to learn the day's closing share price.

THROUGH OUR CUSTOMER SERVICE LINE (NON-IRA ACCOUNTS ONLY). Unless you declined the telephone redemption privilege on your application, you can call and request that a check payable to the shareholder of record be mailed to the address of record. The Fund will use procedures to confirm that telephone instructions are genuine. If the Fund acts on instructions it reasonably believed were genuine, it will not be liable for any loss, injury, damage or expense that occurs as a result, and the Fund will be held harmless for any loss, claims or liability arising from its compliance with the instructions. The Fund may record telephone instructions to sell shares. The Fund reserves the right to revoke this privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.

BY BANK WIRE. The Fund can wire the funds directly to your account at a commercial bank (a voided check must be attached to your application), unless you declined telephone privileges on your application. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.) Your proceeds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.

BY AUTOMATED CLEARING HOUSE (ACH). Your funds can be sent to your bank via ACH (a voided check must be attached to your application) on the second business day after your order to sell has been received by the Fund. Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give the Fund written notice of its termination.)

BY MAIL OR FAX. Write a letter to Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205 or fax it to 614-428-3278. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Fund from which you wish to make a redemption. For a distribution from an IRA, you must complete an IRA Distribution Form. This form can be obtained by calling 1-800-848-0920 or on our website, www.gartmorefunds.com. Your sale of shares will be processed on the date the Fund receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next business day. The Fund reserves the right to require the original document if you fax your letter.

THROUGH AN AUTHORIZED BROKER. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Fund. If you have an account with such a broker, your redemption order will be priced at the NAV next determined after your order has been accepted by your broker or its designated intermediary. Your broker or financial intermediary may charge a fee for this service.

ON-LINE. Log on to our website www.gartmorefunds.com, 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can receive information on all of our funds by downloading a prospectus or using other methods as well as information concerning your own personal accounts on-line. You may also perform transactions, such as purchases, redemptions and exchanges. The Fund may terminate the ability to sell Fund shares on this website at any time, in which case you may continue to sell shares by mail, wire, telephone or through an authorized broker as described in this Prospectus.

ACCOUNTS WITH LOW BALANCES--CLASS A, CLASS B AND CLASS C SHARES

If the value of your Class A, B or C shares of the Fund falls below $2000 ($1000 for IRA accounts), we reserve the right to charge a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts. We will sell shares from your account quarterly to cover the fee. To the extent this quarterly fee is charged, your Guaranteed Amount will be reduced.

We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $2000 ($1000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

For additional information on selling your shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

DISTRIBUTION PLAN

In addition to the sales charges which you may pay for Class A, Class B and Class C shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B and Class C shares of the Fund to compensate the Distributor for expenses associated with distributing and selling such shares and providing shareholder services.

DISTRIBUTION AND SERVICE FEES

Under the Distribution Plan, Class A, Class B and Class C shares of the Fund pays the Distributor compensation which is accrued daily and paid monthly. The Fund shall pay amounts not exceeding an annual amount of:

Fund/Class             As a % of daily net assets
--------------         -----------------------------------
Class A shares         0.25% (distribution or service fee)

Class B shares         1.00% (0.25% service fee)

Class C shares         1.00% (0.25% service fee)

Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

EXCHANGING SHARES

The Fund does not offer the ability to exchange into the Fund during the Guarantee Period. Because the Fund is not continuously offering its shares during the Guarantee Period, if you exchange your shares of the Fund for shares of another Gartmore Fund you will not be able to effect an exchange back into the Fund during the Guarantee Period. In addition, your exchange will be considered a redemption and will reduce your Guaranteed Amount.

You can exchange the Fund shares you own for shares of another Fund within Gartmore Funds so long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new fund meets the fund's minimum investment requirement. For example, you can exchange Class A shares of the Fund for Class A shares of any other fund within the Gartmore Funds, but you cannot exchange Class A shares for Class B or Class C shares of another Fund.

Generally, there is no sales charge for exchanges of Class B or Class C shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the fund into which you are exchanging. If you exchange your Class A shares of a Fund that are subject to a CDSC into another Gartmore Fund and then redeem those Class A shares within 18 months of the original purchase, the applicable CDSC will be the CDSC for the original Gartmore Fund. If you exchange Prime Shares of the Money Market Fund into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Money Market Fund. Exchanges into the Prime Shares of the Money Market Fund are permitted from Class A, Class B and Class C of the Fund. If you exchange Class B or Class C shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Gartmore Money Market Fund, the time you hold the shares in the Gartmore Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Gartmore Money Market Fund, you will pay the sales charge that would have been charged if the initial Class B or Class C (or certain Class A) shares had been sold at the time they were originally exchanged into the Gartmore Money Market Fund. If you exchange your Prime Shares of the Gartmore Money Market Fund back into Class B or Class C (or certain Class A) shares, the time you held Class B or Class C (or Class A) shares prior to the exchange to the Gartmore Money Market Fund will be counted for purposes of calculating the CDSC.

HOW TO PLACE YOUR EXCHANGE ORDER

You can request an exchange of shares in writing, by fax, by phone, or by on-line access (see "Buying Shares--How to place your purchase order" on page __ or the back cover for contact information). If you make your request in writing, please be sure all account holders sign the letter. Your exchange will be processed on the date the Fund receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling our automated voice-response system at 1-800-848-0920, or by logging on to our website at www.gartmorefunds.com. You will have automatic exchange privileges unless you decline this option on your application. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days' written notice to shareholders.

CAPITAL GAINS TAXES
Exchanging shares is considered a sale and purchase of shares for federal and state income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay federal and/or state income taxes. For more information, see "Distribution and Taxes--Exchanging Fund Shares" on page __.

EXCESSIVE EXCHANGE ACTIVITY

The Trust reserves the right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders. Exchanges out of the Fund may be limited to 12 exchanges within a one year period or 1% of the Fund's NAV. In addition, the following Gartmore Funds may assess the fee listed below on the total value of shares that are redeemed from one of these funds or exchanged out of one of these funds into another Gartmore fund if you have held the shares of the fund with the exchange fee for less than 90 days (30 days for the Gartmore U.S. Growth Leaders Fund and Gartmore Nationwide Leaders Fund):

Fund Exchange Fee

Gartmore Emerging Markets Fund ...........................................2.00%

Gartmore International Growth Fund .......................................2.00%

Gartmore International Small Cap Growth Fund .............................2.00%

Gartmore Global Financial Services Fund ..................................2.00%

Gartmore Global Utilities Fund ...........................................2.00%

Gartmore Global Health Sciences Fund .....................................2.00%

Gartmore Worldwide Leaders Fund ..........................................2.00%

Gartmore Nationwide Leaders Fund .........................................2.00%

Gartmore U.S. Growth Leaders Fund ........................................2.00%

Gartmore Global Technology and Communications Fund .......................2.00%

Gartmore Micro Cap Equity Fund ...........................................1.50%

Gartmore Mid Cap Growth Fund .............................................1.50%

Gartmore Millennium Growth Fund ..........................................1.50%

Gartmore Value Opportunities Fund ........................................1.50%

Nationwide Small Cap Fund ................................................1.50%

The exchange fee is paid directly to the applicable fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. The exchange fee may not apply in certain circumstances, such as exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the exchange fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you can earn when owning Fund shares, as well as the federal taxes you may have to pay on this income. For tax advice regarding your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS OF INCOME DIVIDENDS

Each quarter, the Fund distributes any available income dividends to shareholders. Income dividends are taxable to you as ordinary income for federal income tax purposes, unless you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount of income dividends distributed to you will be reported in a Form 1099, which we will send to you during tax season each year (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). For corporate shareholders, a portion of each year's distributions may be eligible for the corporate dividend-received deduction. You will incur tax liability on dividends whether you take payment in cash or reinvest them to purchase additional Fund shares.

DISTRIBUTIONS OF CAPITAL GAINS

If the Fund has net realized capital gains at the end of the fiscal year (meaning the gains from sales of securities exceed any losses from sales), it will generally distribute this capital gain to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax. On Form 1099, we will report the amount of net short-term capital gains and net long-term capital gains distributed to you during the year. Currently, for individuals, long-term capital gains are taxed at a maximum rate of 20%; short-term capital gains are taxed as ordinary income, as are interest or dividends. You will incur tax liability on distributions whether you take payment in cash or reinvest them to purchase additional Fund shares. For more information regarding capital gains tax rates, speak with your tax adviser.

ADDITIONAL TAX INFORMATION RELATED TO THE FUND

The Fund's asset allocation process may result in the realization of additional gains. It may also result in a larger portion of net gains being realized as short-term capital gains (rather than long-term capital gains), and therefore being taxed as ordinary income when distributed to shareholders. Distributions of any gains and income will be taxable to shareholders even if those distributions are reinvested in Fund shares. You may receive taxable distributions of income from the investments included in the Protection Component even in situations where the Fund has capital losses in the Total Return Component.

The Fund expects to invest a significant portion of its assets in zero coupon securities and/or other instruments purchased at a discount. This will require the Fund to recognize taxable income and to pay dividends prior to the receipt of cash payments. In order to distribute this income and avoid a tax on the Fund, the Fund may also be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

REINVESTING DISTRIBUTIONS

All income and capital gains distributions will be reinvested in shares of the Fund. You may request a payment in cash in writing if distributions are in excess of $5. You will be subject to tax on reinvested distributions. If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be cancelled and the money reinvested in the Fund as of the cancellation date. No interest is paid during the time the check is outstanding.

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs the Fund to withhold a portion of such proceeds.

When withholding is required, the amount will be 30% for calendar years 2002 and 2003, 29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.

STATE AND LOCAL TAXES

Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser.

SELLING FUND SHARES

Selling Fund shares for more than you paid for them gives you a capital gain, which is subject to federal income tax. The amount of tax depends on how long you held your shares. For individuals, long-term capital gains are currently taxed at a maximum rate of 20%; and short-term capital gains are taxed as ordinary income, as are interest or dividends. Capital gains from your sale of Fund shares is not reported on Form 1099; you or your tax adviser should keep track of your purchases, sales, and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any capital gains you may have.

EXCHANGING FUND SHARES

Exchanging your shares of a Fund for another Fund within the Gartmore Funds is considered a sale for income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have capital gains, which are subject to the federal income taxes described above. If you exchange Fund shares for a loss, you may be able to use this capital loss to offset certain capital gains you may have.

APPENDIX A

MORE INFORMATION ABOUT THE GUARANTEED AMOUNT

The Fund entered into the Capital Protection Agreement to ensure that on the Guarantee Maturity Date, each shareholder who automatically reinvests all dividends and distributions made by the Fund and does not redeem any shares during the Guarantee Period will be entitled to redeem his or her shares for an amount no less than the Guaranteed Amount. If the value of your account is less than the Guaranteed Amount on the Guarantee Maturity Date, the Fund will be unable to meet its obligations under its capital protection guarantee. The following example assumes that if the Fund is unable to meet its obligations under the guarantee, Capital Protection Provider will perform its payment obligations under the Capital Protection Agreement and will make any payment required thereunder.

Example. How to calculate your Guaranteed Amount.* Assume you have $20,000 to invest in Fund shares. Assume that you decided to purchase Class A shares and the public offering price is $10.55 per share (initial net asset value of $10.00 per share plus a sales load of 5.25%). After deducting your sales load of 5.25%, $18,950 will be invested in Fund shares and you will have1895 shares in your account. Your initial Guaranteed Amount will be $18,950.

*    Figures used in the example have been rounded to the nearest hundredth.

THE FULL AMOUNT OF YOUR INVESTMENT WILL NOT BE SUBJECT TO THE CAPITAL PROTECTION GUARANTEE OF THE FUND. RATHER, ONLY THE AMOUNT INVESTED, LESS ANY SALES LOAD AND ANY PROCESSING FEE YOUR FINANCIAL ADVISOR OR OTHER FINANCIAL INTERMEDIARY MAY CHARGE, IS PROTECTED.

YOUR TOTAL GUARANTEED AMOUNT GENERALLY WILL NOT CHANGE DURING THE GUARANTEE PERIOD AS LONG AS YOU REINVEST ALL YOUR DIVIDENDS AND DISTRIBUTIONS AND MAKE NO REDEMPTIONS PRIOR TO THE GUARANTEE MATURITY DATE. HOWEVER, YOUR GUARANTEED AMOUNT MAY BE REDUCED BY REDUCTIONS IN THE FUND'S NET ASSET VALUE RESULTING FROM A FAILURE OF THE FUND OR ITS SERVICE PROVIDERS TO PERFORM AS REQUIRED UNDER THE CAPITAL PROTECTION AGREEMENT OR IF THE FUND INCURS EXTRAORDINARY EXPENSES THAT ARE NOT COVERED BY THE CAPITAL PROTECTION AGREEMENT, SUCH AS LEGAL FEES OR OTHER COSTS OF LITIGATING A CLAIM BROUGHT AGAINST THE FUND.

REDEMPTIONS OF SHARES DURING THE GUARANTEE PERIOD WILL DECREASE THE GUARANTEED AMOUNT TO WHICH A SHAREHOLDER IS ENTITLED. If a shareholder redeems shares in the Fund, he or she will then hold fewer shares at the then current Guaranteed Amount per share, thereby reducing the overall Guaranteed Amount for the shareholder. A redemption made from the Fund prior to the Guarantee Maturity Date will be made at the Fund's then current net asset value, less any applicable CDSC, which may be higher or lower than the net asset value at the Fund's commencement of operations.

THE GUARANTEED AMOUNT PER SHARE WILL DECLINE AS DIVIDENDS AND DISTRIBUTIONS ARE MADE TO SHAREHOLDERS. If a shareholder automatically reinvests dividends and distributions in additional shares of the Fund, the shareholder's total Guaranteed Amount will remain the same because he or she will hold a greater number of shares at a reduced Guaranteed Amount per share following payment of a dividend or distribution. The result is to preserve the total Guaranteed Amount to which he or she was entitled before the dividend or distribution was made. If a shareholder elects to receive any dividends or distributions in cash, however, he or she will hold the original number of shares at the reduced Guaranteed Amount per share following payment of a dividend or distribution. This will reduce the Guaranteed Amount to which such shareholder was entitled before the dividend or distribution was made.

Example. Assume you reinvest your dividends and distributions. The number of shares you own in the Fund will increase at each date on which a dividend or distribution is declared. Although the number of shares in your account increases, and the Guaranteed Amount per share decreases, your overall Guaranteed Amount does not change.

Using our example, assume it is now December 31, 2003 and the Fund declares a dividend of $0.15 per share. Also, assume that the net asset value is $11.25 per share at the end of the day on December 31, 2003.

To recalculate your Guaranteed Amount per share:

     1. Determine the value of your dividend. Your total dividend will equal the per share dividend multiplied by the number of shares you own the day before the dividend is declared. In our example, we will multiply 1895 shares by $0.15 per share to arrive at $284.25.

     2. Determine the number of shares that will get added to your account when your dividend is reinvested. Your additional shares equal the value of your dividend divided by the ending net asset value per share on the day the dividend was declared. In our case, $284.25 divided by $11.25 or 25.67 shares.

     3. Adjust your account for your additional shares. Add 1895 and 25.67 to arrive at your new share balance of 1920.67.

     4. Determine your new Guaranteed Amount per share. Take your original Guaranteed Amount and divide by your new share balance. Using our example, divide $18,950 by 1920.67 shares to arrive at the new Guaranteed Amount per share of $9.87.

     5. Multiply your share balance of 1920.67 by the new Guaranteed Amount per shares of $9.87, and your Guaranteed Amount still equals $18,950.

If you do not reinvest your dividends and distributions in additional shares of the Fund, such dividends and distributions will be treated as a redemption of the shares that would have otherwise been purchased through the proceeds of the dividend or distribution, and your Guaranteed Amount will be reduced.

Although shareholders can perform this calculation themselves, the Fund will recalculate the Guaranteed Amount per share whenever the Fund declares a dividend or makes a distribution. It is possible that the Fund's calculations may differ from a shareholder's calculations, for example, because of rounding or the number of decimal places used. In each case, the Fund's calculations will control.

INFORMATION FROM GARTMORE FUNDS

PLEASE READ THIS PROSPECTUS BEFORE YOU INVEST, AND KEEP IT WITH YOUR RECORDS. THE FOLLOWING DOCUMENTS -- WHICH MAY BE OBTAINED FREE OF CHARGE -- CONTAIN ADDITIONAL INFORMATION ABOUT THE FUNDS:

o Statement of Additional Information (incorporated by reference into this Prospectus)

o Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance)

o    Semi-Annual Report

To obtain a document free of charge, contact us at the address or number listed below.

FOR ADDITIONAL INFORMATION CONTACT:

Gartmore Funds P.O. Box 182205
Columbus, Ohio 43218-2205 (614) 428-3278 (fax)

FOR INFORMATION, ASSISTANCE AND WIRE ORDERS:

1-800-848-0920 (toll free, 8 a.m. - 9 p.m. Eastern Time, Monday through Friday)

FOR 24-HOUR ACCOUNT ACCESS:

1-800-848-0920 (toll free)
Also, visit the Gartmore Funds' website at www.gartmorefunds.com.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission Public Reference Section Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-08495

CORE FIXED INCOME Series

Gartmore Bond Fund
Gartmore Government Bond Fund
Gartmore Money Market Fund
Gartmore Morley Enhanced Income Fund
Gartmore Short Duration Bond Fund
 (formerly Gartmore Morley Capital Accumulation Fund)
Gartmore Tax-Free Income Fund

www.gartmorefunds.com

PROSPECTUS

February 28, 2005

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

TABLE OF CONTENTS

TABLE OF CONTENTS

SECTION 1 OVERVIEW OF FUND RISKS

SECTION 2 FUND SUMMARIES AND PERFORMANCE
Gartmore Bond Fund
Gartmore Government Bond Fund
Gartmore Money Market Fund
Gartmore Morley Enhanced Income Fund
Gartmore Short Duration Bond Fund
 (formerly Gartmore Morley Capital Accumulation Fund)
Gartmore Tax-Free Income Fund

SECTION 3 FUND DETAILS
Principal Investments..................................................
Temporary Investments..................................................

SECTION 4 FUND MANAGEMENT
Management, Subadvisory, and Performance Based Fees....................
Portfolio Management

SECTION 5 INVESTING WITH GARTMORE
Choosing a Share Class.................................................
Sales Charges, Distribution Plans and Service Fees.....................
Contacting Gartmore Funds..............................................
Buying Shares..........................................................
Exchanging Shares......................................................
Selling Shares.........................................................
Excessive Trading......................................................
Exchange and Redemption Fees...........................................

SECTION 6 DISTRIBUTIONS AND TAXES
Distributions and Capital Gains........................................
Selling and Exchanging Fund Shares.....................................
Other Tax Jurisdictions................................................
Tax Status for Retirement Plans and
Other Tax-Deferred Accounts............................................
Backup Withholding.....................................................

SECTION 7 FINANCIAL HIGHLIGHTS.........................................

GLOSSARY...............................................................

INTRODUCTION TO THE CORE FIXED INCOME SERIES

This prospectus provides information about six Funds offered by Gartmore Mutual Funds (the "Trust"):

Gartmore Bond Fund
Gartmore Government Bond Fund
Gartmore Money Market Fund
Gartmore Morley Enhanced Income Fund
Gartmore Short Duration Bond Fund
 (formerly, Gartmore Morley Capital Accumulation Fund)
Gartmore Tax-Free Income Fund

These Funds are primarily intended:

     o To help investors to seek current income through investments in various government, corporate and short-term debt securities.

To decide if one or more of these Funds is appropriate for your investment program, you should consider your personal investment objectives and financial circumstances, the length of time until you need your money, and the amount of risk you are comfortable taking.

Each Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Typically, this transpires when new money comes into the Fund and has not been invested or during unusual business, economic, political or financial conditions. Should this occur each participating Fund will not be pursuing its investment objective. This may result in a lower return for those Funds, and they may miss potential market upswings.

As with any mutual fund, there can be no guarantee that these Funds will meet their investment objectives or that a Fund's performance will be positive for any period of time.

Each Fund's investment objective may be changed without shareholder approval.

RISK FACTORS FOR MUTUAL FUNDS
Please note that an investment in any mutual fund is:

o    not guaranteed to meet its investment goal;
o    not a deposit;
o not insured, endorsed or guaranteed by the FDIC or any government agency or financial institution; and
o subject to investment risk, including the possible loss of your original investment.

The Fund Summaries and Performance section summarizes key information about the Funds, including their investment objectives, principal strategies and risks, performance and fees. More information about each Fund can be found in
Section 2, Fund Details.

Throughout this prospectus, "Fund" refers to any of the six Core Fixed Income Funds and "Funds" refers to two or more of the Funds. The words "you" and "your" refer to potential investors and current shareholders of one or more of the Funds. Gartmore refers to the Funds investment advisers, Gartmore Mutual Fund Capital Trust and Gartmore Morley Capital Management, Inc.

ABOUT SHARE CLASSES
o Gartmore Bond Fund and Gartmore Government Bond Fund offer the following eight share classes. Six of those classes are offered in this prospectus:
     Class A, Class B, Class C, Class D, Class R and Institutional Class.

o Gartmore Tax-Free Income Fund offers five share classes. Four of those classes are offered in this prospectus: Class A, Class B, Class C and Class D

     The Gartmore Bond Fund, Gartmore Tax-Free Income Fund and Gartmore Government Bond Fund also have Class X and Class Y shares which are offered in a separate prospectus and are available only to certain shareholders. If you owned Class X or Class Y shares of any of these Funds as of September 1, 2003, you may continue to purchase them and should refer to the separate prospectus for more information.

o Gartmore Money Market Fund offers three share classes: Service Class, Institutional Class and Prime Shares.

o Gartmore Morley Enhanced Income Fund offers four share classes: Class A, Class R, Institutional Service Class, and Institutional Class.

o Gartmore Short Duration Bond Fund offers four classes of shares: Class A, Class C, Service Class and Institutional Class.

On December 2, 2004 the Board of Trustees approved a proposal to close to new investors as of December 27, 2004 IRA Class shares of the Gartmore Short Duration Bond Fund, including any exchanges from other Gartmore mutual funds.

Existing shareholders -- as of close-of-business on December 27, 2004 -- will be allowed to continue to invest in the Fund both directly and through exchanges from other Gartmore funds, as well as through dividend and capital gain reinvestments. Gartmore will continue to monitor the cash flows from existing shareholders and may close the Fund to all further investments by existing shareholders at some point.

An investment in any share class of a Fund represents an investment in the same assets of the Fund. However, the fees, sales charges, and expenses for each share class are different. Multiple share classes allow you to choose the cost structure you prefer. The Fund Summaries include fees and expenses for the Funds and corresponding classes. For help in determining which share class is suitable for you, see Section 5, Investing with Gartmore: Choosing a Share Class.

SECTION 1 OVERVIEW OF FUND RISKS

All mutual funds are subject to some risk. As a company, Gartmore has built sound risk-management processes designed to increase the probability of delivering enhanced risk-adjusted returns over the long term. Across its diverse family of investment offerings, Gartmore strives to combine fundamental security selection with the application of technology to help control risk and enhance returns.

The portfolio managers of each Fund also strive to manage investment risk by holding securities from a number of different companies in order to reduce the potential impact of any one company and by carefully selecting securities they believe to be the most promising investment opportunities for the Funds.

The Gartmore Money Market Fund is a low-risk investment compared to most other investments. Given its objective to preserve capital, generate income and maintain liquidity, the Fund invests in low-risk, high-quality securities. No investment, however, is free of all risk.

Following are specific risks that could affect the Funds' performance.

CREDIT RISK (all Funds) is the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when these payments or repayments are due. In addition, if an issuer's financial condition changes, the ratings on the issuer's debt securities may be lowered, which could negatively affect the prices of the securities the Fund owns.

U.S. government securities generally are subject to less credit risk than securities of other issuers because the U.S. government or its agencies provide support for interest and principal payments. The level of this credit support varies depending on the type of security.

Payments of interest and principal on Treasury notes, bills and bonds, and Government National Mortgage Association ("GNMA") pass-through mortgage certificates are backed by the "full faith and credit" of the U.S. government, which means the U.S. government has the power to tax its citizens to pay these debts. These securities:

     o    carry the highest level of credit support, and
     o    are subject to little or no credit risk.

Securities issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"), are not issued or guaranteed by the U.S. government. Although the Federal Home Loan Banks, FNMA and FHLMC are chartered by Acts of Congress, their securities are backed only by each instrumentality's own credit. They are still considered to have very low credit risk.

Neither the U.S. government nor its agencies guarantee the market value of their securities. Market prices and yields will rise and fall depending on interest rate changes, prepayments and other factors. Investors should also remember that the net asset value and performance of the Funds are not guaranteed.

This risk is significantly reduced for the Gartmore Money Market Fund due to the short-term nature of the securities held by the Fund.

DERIVATIVES RISK (Gartmore Morley Enhanced Income Fund and Gartmore Short Duration Bond Fund) is the risk that the use of derivative securities could disproportionately increase losses and/or reduce opportunities for gains when security prices, currency rates or interest rates change in unexpected ways. Investments in derivatives involve several different risks, including the risks that:

o the other party in the derivatives contract may fail to fulfill its obligations;
o the use of derivatives may reduce liquidity and make the Fund harder to value, especially in declining markets;
o the Fund may suffer disproportionately heavy losses relative to the amount of assets it has invested in derivative contracts; and
o changes in the value of the derivative contracts or other hedging instruments may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EVENT RISK (Gartmore Bond Fund) is the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value or credit quality of the company's stocks or bonds due to factors including an unfavorable market response or a resulting increase in the company's debt. Added debt may significantly reduce the credit quality and market value of a company's bonds.

EXTENSION RISK (Gartmore Bond Fund, Gartmore Government Bond Fund, Gartmore Morley Enhanced Income Fund, Gartmore Short Duration Bond Fund and Tax-Free Income Fund) is the risk that principal repayments on will not occur as quickly as anticipated, causing the expected maturity of a security to increase. Rapidly rising interest rates may cause prepayments to occur more slowly than expected, thereby lengthening the maturity of the securities held by the Fund and making their prices more sensitive to rate changes and more volatile.

FOREIGN RISK (Gartmore Bond Fund) is the risk that foreign securities may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve the following risks in addition to those of U.S. investments:

     o    political and economic instability,
     o    the impact of currency exchange rate fluctuations,
     o    reduced information about issuers,
     o    higher transaction costs,
     o    less stringent regulatory and accounting standards, and
     o    delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits (in which the Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls.

INFLATION RISK (all Funds) is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. The income produced by these securities is worth less when prices for goods and services rise. To compensate for this loss of purchasing power, the securities trade at lower prices. Inflation also reduces the purchasing power of any income you receive from the Funds.

INTEREST RATE RISK (all Funds) is the risk that the value of debt securities held by the Fund may decrease when market interest rates rise. In general, prices of debt securities decline when interest rates rise and increase when interest rates fall. Typically, the longer the maturity of a debt security, the more sensitive its price will be to interest rate changes.

Gartmore Money Market Fund's shorter maturity helps to minimize interest rate risk.

LOWER-RATED SECURITIES RISK (Gartmore Bond Fund) refers to the possibility that the Fund's investments in junk bonds and other lower-rated or high yield securities will subject the Fund to substantial risk of loss. Issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities. Prices of high yield securities tend to be very volatile. These securities are less liquid than investment grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities. The Fund's investments in lower-rated securities may involve the following specific risks:

     o Greater risk of loss due to default because of the increased likelihood that adverse economic or company specific events will make the issuer unable to pay interest and/or principal when due.
     o Wider price fluctuations due to changing interest rates and/or adverse economic and business developments.
     o    Greater risk of loss due to declining credit quality.

PREPAYMENT RISK (all Funds) is the risk that as interest rates decline debt issuers may repay or refinance their loans or obligations earlier than anticipated. The issuers of mortgage-and asset-backed securities may, therefore, repay principal in advance. This forces the Funds to reinvest the proceeds from the principal prepayments at lower rates, which reduces the Funds' income.

In addition, changes in prepayment levels can increase the volatility of prices and yields on mortgage- and asset-backed securities. If a Fund pays a premium (a price higher than the principal amount of the bond) for a mortgage or asset-backed security and that security is prepaid, the Fund may not recover the premium, resulting in a capital loss.

TAX RISK. (Gartmore Tax-Free Income Fund) Shareholders in the Gartmore Tax-Free Income Fund may face two types of tax risk:

o that the federal income tax rate will be reduced, making the tax-exemption less valuable, and
o that a municipal bond that is issued as tax-exempt will eventually be declared taxable.

ZERO COUPON BONDS RISK. (Gartmore Tax-Free Income Fund) These securities may be subject to greater price changes as a result of changing interest rates, than bonds that make regular interest payments; their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates. Although not traded on a national securities exchange, zero coupon bonds are widely traded by brokers and dealers, and are considered liquid. Holders of zero-coupon bonds are required by federal income tax laws to pay interest on the payments they would have received had a payment been made. To avoid federal income tax liability, a fund may have to make distributions to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

FUND SUMMARY--GARTMORE BOND FUND

OBJECTIVE
The Fund seeks as high a level of current income as is consistent with preserving capital.

PRINCIPAL STRATEGIES
Under normal conditions, the Fund invests at least 80% of its net assets in bonds, which include debentures and notes. The Fund invests primarily in investment-grade securities, focusing mainly on U.S. government securities and corporate bonds that have been rated within the four highest rating categories by a nationally recognized statistical rating organization (rating agency), such as Standard & Poor's Corporation or Moody's Investors Service, Inc.

The Fund's portfolio managers strive to invest in securities offering the highest level of expected income. They also seek to minimize fluctuations in the Fund's share price.

The Fund may also invest a portion of its net assets in:

o debt securities rated below investment grade, commonly known as high yield or "junk bonds"
o    foreign government and corporate bonds, denominated in U.S. dollars
o    mortgage-backed and asset-backed securities
o commercial paper rated in one of the two highest rating categories by a rating agency

The Fund typically maintains a duration of three to seven years.

When selecting debt securities for the Fund, the portfolio managers look for value. The managers consider both the duration of particular bonds and the duration of the Fund's overall portfolio when buying and selling securities. They may sell a security to take advantage of more favorable opportunities or to maintain the Fund's target duration.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate and depends in part on the portfolio manager's ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund. There is the risk that you will lose money. Although the Fund's portfolio manager strives to reduce the risk of loss by carefully selecting the securities in which the Fund invests, this risk cannot be entirely eliminated. The likelihood of a loss generally declines the longer you hold your investment.

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following headings:

o    Credit risk
o    Event risk
o    Extension risk
o    Foreign risk
o    Lower-rated securities risk
o    Inflation risk
o    Interest rate risk
o    Prepayment risk

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's Statement of Additional Information.

PERFORMANCE
The chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund's average annual total returns before taxes (and after taxes for Class D shares) and compares them to the returns of a broad-based securities index. The Fund's past performance does not guarantee similar results in the future.

After-tax returns are shown for Class D shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

ANNUAL RETURNS-CLASS D SHARES* (YEARS ENDED DECEMBER 31)

BAR CHART GOES HERE

Best Quarter:
Worst Quarter:

* These annual returns do not include sales charges and do not reflect the effect of taxes. If sales charges were included, the annual returns would be lower than those shown. Returns through May 11, 1998, are based on the performance of the Fund's predecessor fund. Please call 1-800-848-0920 for the Fund's current 30-day yield.

AVERAGE ANNUAL RETURNS(1) AS OF DECEMBER 31, 2004                      1 YEAR   5 YEARS   10 YEARS
---------------------------------------------------------------------  ------   -------   --------
Class A Shares - Before Taxes(2)
Class B Shares - Before Taxes(2)
Class C Shares - Before Taxes(2),(3)
Class D Shares - Before Taxes
Class D Shares - After Taxes on Distributions
Class D Shares -- After Taxes on Distributions and Sales of Shares(2)
Class R Shares - Before Taxes(2)
Institutional Class Shares - Before Taxes(2)
Lehman Brothers Govt./Credit Bond Index(4)

(1) All returns include the impact of expenses and any sales charges. If sales charges were not included, returns would be higher. For all classes, returns before May 11, 1998 reflect the performance of the Fund's predecessor fund.
(2) Returns prior to the introduction of specific classes are based on both the performance of various classes of the predecessor fund and, after May 11, 1998, on the performance of various classes of the Fund as noted below. This performance is substantially similar to what the individual classes would have produced because these classes all invest in the same portfolio of securities. Performance has been adjusted to reflect differences in applicable sales charges, if any, for individual classes. Performance has not been adjusted to reflect different expense levels, which if reflected may have resulted in higher or lower performance for a given share class.

     Class A (introduced May 11, 1998): Performance is based on the predecessor fund.
     Class B (introduced September 4, 2003): Performance is based on the predecessor fund through May 11, 1998 and the Fund's Class X from May 11, 1998 through September 4, 2003.
     Class C (introduced September 4, 2003): Performance is based on the predecessor fund through May 11, 1998, the Fund's Class D from May 11, 1998 through March 1, 2001 and the Fund's Class Y from March 1, 2001 through September 4, 2003.
     Class R (introduced October 1, 2003): Performance is based on the predecessor fund through May 11, 1998 and the Fund's Class D from May 11, 1998 through October 1, 2003.
     Institutional Class (introduced June 29, 2004): Performance is based on the predecessor fund through May 11, 1998 and the Fund's Class D from May 11, 1998 through June 29, 2004.

(3) A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.
(4) The Lehman Brothers Government/Credit Bond Index is an unmanaged index of U.S. government and investment-grade corporate bonds with at least one year to maturity. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

SHAREHOLDER FEES(1) (PAID       Class       Class       Class       Class       Class
DIRECTLY FROM YOUR                A           B           C           D           R        Institutional
INVESTMENT)                     Shares      Shares      Shares      Shares      Shares     Class Shares
----------------------------   --------    --------    --------    --------    --------    -------------
Maximum Sales Charge (Load)
imposed upon purchases (as
a percentage of offering
price                          4.75%(2)      None        None      4.50%(2)      None          None

Maximum Deferred Sales
Charge (Load) imposed
upon redemptions (as a
percentage of offering
or sale price, whichever
is less)                        None(3)    5.00%(4)    1.00%(5)      None        None          None

Redemption/Exchange Fee (as
percentage of amount
redeemed or exchanged)(6)        2.00%       2.00%       2.00%       2.00%       2.00%         2.00%

                               Applies only to exchanges and redemptions within  5 days after purchase.

Annual Fund Operating
Expenses (deducted from
Fund assets)

Management Fees (fees paid
to have the Fund's
investments professionally
managed.)                        0.50%       0.50%       0.50%      0.50%        0.50%         0.50%

Distribution and/or
Service (12b-1) Fees
(fees paid from Fund
assets to cover the cost
of sales, promotions and
other distribution
activities, as well as
certain shareholder
servicing costs)                 0.25%       1.00%       1.00%      None       [__]%(7)        None

Other Expenses

TOTAL ANNUAL FUND
OPERATING EXPENSES

(1) If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.
(2) The sales charge on purchases of Class A and D shares is reduced or eliminated for purchases of $50,000 or more. See Section 5, Investing with
     Gartmore: Choosing a Share Class--Class A and Class D Shares.
(3) A contingent deferred sales charge of up to 0.75% % may apply to certain redemptions of Class A shares if purchased without sales charges and for which a finder's fee is paid. See Section 5, Investing with Gartmore:
     Choosing a Share Class--Class A and Class D Shares.

(4) A contingent deferred sales charge beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 5, Investing with Gartmore: Choosing a Share Class--Class B Shares.
(5) A contingent deferred sales charge of 1% is charged if you sell Class C shares within the first year after purchase. See Section 5, Investing with
     Gartmore: Choosing a Share Class--Class C Shares.
(6) A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within five days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

(7) "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year 3 years 5 years 10 years


Class A shares* $ 580 $ 802 $ 1,042 $ 1,730

Class B shares. $ 678 $ 851 $ 1,149 $ 1,803

Class C shares. $ 278 $ 551 $ 949 $ 2,062

Class D shares. $ 530 $ 700 $ 885 $ 1,418

Class R shares. $ 137 $ 428 $ 739 $ 1,624

Institutional Class shares $77 $240 $417 $930

You would pay the following expenses on the same investment if you did not sell your shares**:

1 year 3 years 5 years 10 years

Class B shares $ 178 $ 551 $ 949 $ 1,803

Class C shares $ 178 $ 551 $ 949 $ 2,062

*Assumes a contingent deferred sales charge does not apply.
**Expenses paid on the same investment in Class A (unless your purchase is subject to a contingent deferred sales charge for a purchase of $1,000,000 or more), Class D, Class R, and Institutional Class shares do not change whether or not you sell your shares.

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

FUND SUMMARY--GARTMORE GOVERNMENT BOND FUND

OBJECTIVE
The Fund seeks as high a level of current income as is consistent with preserving capital.

PRINCIPAL STRATEGIES

The Fund's portfolio managers strive to invest in securities with the highest level of expected income. They also seek to minimize fluctuations in the Fund's share price. Under normal conditions, the Fund invests at least 80% of its assets in U.S. government and agency bonds, bills and notes.

The Fund may also invest in mortgage-backed securities issued by U.S. government agencies.

The Fund typically has a duration of four to six years. The dollar-weighted average portfolio maturity of the Fund's assets will generally be five to nine years.

The portfolio manager considers the following when buying or selling securities:

o         interest rate expectations
o         economic forecasts
o yield-curve analysis (determining whether a short, intermediate, or long-term duration is appropriate based on the outlook for interest rates)
o market sector analysis (determining what types of bonds, such as Treasuries, mortgage-backed securities or government agency bonds, appear most attractive at any given time)

The Fund may also invest in bonds that the portfolio manager believes are undervalued, with the goal of buying them at attractive prices and benefiting from any increase in value. The portfolio manager may sell a security to take advantage of more favorable opportunities.

When buying and selling securities, the Fund's portfolio manager considers both the duration of particular bonds and the duration of the Fund's overall portfolio.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate and depends in part on the portfolio managers' ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund.

Although the Fund's managers strive to reduce the risk of loss by holding a number of different securities and by carefully selecting the companies for investment, this risk cannot be entirely eliminated. There is the risk that you will lose money.

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following headings:

o    Credit risk
o    Extension risk
o    Inflation risk
o    Interest rate risk
o    Prepayment risk

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's Statement of Additional Information.

PERFORMANCE
The chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund's average annual total returns before taxes (and after taxes for Class D shares) and compares them to the returns of a broad-based securities index. The Fund's past performance does not guarantee similar results in the future.

After-tax returns are shown for Class D shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

ANNUAL RETURNS - CLASS D SHARES* (YEARS ENDED DECEMBER 31)

BAR CHART HERE

Best Quarter:       6.80%  2nd qtr. of 1995
Worst Quarter:     -2.20%  1st qtr. of 1994

* These annual returns do not include sales charges and do not reflect the effect of taxes. If sales charges were included, the annual returns would be lower than those shown. Returns through May 11, 1998, are based on the performance of the Fund's predecessor fund. Please call 1-800-848-0920 for the Fund's current 30-day yield.

AVERAGE ANNUAL RETURNS(1) AS OF DECEMBER  31, 2004                     1 YEAR   5 YEARS   10 YEARS
--------------------------------------------------------------------   ------   -------   --------
Class A Shares - Before Taxes(2)
Class B Shares - Before Taxes(2)
Class C Shares - Before Taxes(2),(3)
Class D Shares - Before Taxes
Class D Shares - After Taxes on Distributions
Class D Shares - After Taxes on Distributions and Sales of Shares(2)
Class R Shares - Before Taxes(2)
Institutional Class Shares - Before Taxes(2)
Merrill Lynch Government Master Index(4)

(1) All returns include the impact of expenses and any sales charges. If sales charges were not included, returns would be higher. For all classes, returns before May 11, 1998 reflect the performance of the Fund's predecessor fund.
(2) Returns prior to the introduction of specific classes are based on both the performance of various classes of the predecessor fund and, after May 11, 1998, on the performance of various classes of the Fund as noted below. This performance is substantially similar to what the individual classes would have produced because these classes all invest in the same portfolio of securities. Performance has been adjusted to reflect differences in applicable sales charges, if any, for individual classes. Performance has not been adjusted to reflect different expense levels, which if reflected may have resulted in higher or lower performance for a given share class.

     Class A (introduced May 11, 1998): Performance is based on the predecessor fund.
     Class B (introduced September 4, 2003): Performance is based on the predecessor fund through May 11, 1998 and the Fund's Class X from May 11, 1998 through September 4, 2003.
     Class C (introduced September 4, 2003): Performance is based on the predecessor fund through May 11, 1998, the Fund's Class D from May 11, 1998 through March 1, 2001 and the Fund's Class Y from March 1, 2001 through September 4, 2003.
     Class R (introduced October 1, 2003): Performance is based on the predecessor fund through May 11, 1998 and the Fund's Class D from May 11, 1998 through October 1, 2003.
     Institutional Class (introduced June 29, 2004): Performance is based on the predecessor fund through May 11, 1998 and the Fund's Class D from May 11, 1998 through June 29, 2004.

(3) A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.
(4) The Merrill Lynch Government Master Index is an unmanaged index of U.S. government bonds that gives a broad look at how those types of bonds have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FEES AND EXPENSES  [INSERT DATA]
This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

SHAREHOLDER FEES(1) (PAID         Class      Class      Class      Class      Class
DIRECTLY FROM YOUR                  A          B          C          D          R      Institutional
INVESTMENT)                      Shares     Shares     Shares     Shares     Shares    Class Shares
-----------------------------   --------   --------   --------   --------   --------   --------------
Maximum Sales Charge (Load)
imposed upon purchases (as
a percentage of offering
price                           4.75%(2)     None       None     4.50%(2)     None          None

Maximum Deferred Sales
Charge (Load) imposed upon
redemptions (as a
percentage of offering or
sale price, whichever is
less)                            None(3)   5.00%(4)   1.00%(5)     None       None          None

Redemption/Exchange Fee (as
percentage of amount
redeemed or exchanged)(6)         2.00%      2.00%      2.00%      2.00%      2.00%         2.00%

                                Applies only to exchanges and redemptions within 5 days after purchase.

Annual Fund Operating
Expenses (deducted from
Fund assets)

Management Fees (fees paid                                                                  0.50%
to have the Fund's                                                                        [Please
investments professionally                                                               confirm all
managed.)                         0.50%      0.50%      0.50%      0.50%      0.50%    inserted data.]

Distribution and/or Service
(12b-1) Fees (fees paid
from Fund assets to cover
the cost of sales,
promotions and other
distribution activities, as
well as certain shareholder
servicing costs)                  0.25%      1.00%      1.00%      None       0.40%(7)        None

Other Expenses

TOTAL ANNUAL FUND
OPERATING EXPENSES

(1) If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.
(2) The sales charge on purchases of Class A and D shares is reduced or eliminated for purchases of $50,000 or more. For more information, see
     Section 5, Investing with Gartmore, Choosing a Share Class: Class A and Class D Shares.
(3) A contingent deferred sales charge of up to 0.75% may apply to certain redemptions of Class A shares if purchased without sales charges and for which a finder's fee is paid. See Section 5, Investing with Gartmore, Choosing a Share Class: Class A and Class D Shares.
(4) A contingent deferred sales charge beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 5,

     Investing with Gartmore, Choosing a Share Class: Class B Shares.
(5) A contingent deferred sales charge of 1% is charged if you sell Class C shares within the first year after purchase. See Section 5, Investing with Gartmore, Choosing a Share Class: Class C Shares.
(6) A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within five days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.
(7) "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets.



EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year 3 years 5 years 10 years


Class A shares* . . . . . . . . . . . . $ 582  $ 808  $ 1,052  $ 1,752

Class B shares. . . . . . . . . . . . . $ 681  $ 860  $ 1,164  $ 1,832

Class C shares. . . . . . . . . . . . . $ 281  $ 560  $   964  $ 2,095

Class D shares. . . . . . . . . . . . . $ 526  $ 688  $   864  $ 1,373

Class R shares. . . . . . . . . . . . . $ 140  $ 437  $   755  $ 1,657

Institutional Class shares . . . . .  . $  80  $ 249  $   433  $   966

You would pay the following expenses on the same investment if you did not sell your shares:**

1 year 3 years 5 years 10 years

Class B shares. . . . . . . . . . . . . $ 181  $ 560  $ 964  $ 1,832

Class C shares. . . . . . . . . . . . . $ 181  $ 560  $ 964  $ 2,095

*Assumes a contingent deferred sales charge does not apply.
**Expenses paid on the same investment in Class A (unless your purchase is subject to a contingent deferred sales charge for a purchase of $1,000,000 or more), Class D, Class R, and Institutional Class shares do not change whether or not you sell your shares.

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

FUND SUMMARY--GARTMORE MONEY MARKET FUND

OBJECTIVE
This Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

PRINCIPAL STRATEGIES
The Fund invests in high-quality money market obligations maturing in 397 days or less. These money market obligations primarily include:


o commercial paper and other debt obligations issued by U.S. and foreign corporations
o         asset-backed commercial paper
o         U.S. government and agency bonds, bills and notes
o         obligations of foreign governments
o         commercial paper issued by states and municipalities
o obligations of U.S. banks, foreign banks and U.S. branches of foreign banks

All of the money market obligations held by the Fund must be denominated in U.S. dollars. The Fund's money market securities also must be rated in one of the two highest short-term categories by any nationally recognized statistical rating organization or, if unrated, be of comparable quality.

The Fund may invest in floating-and adjustable-rate obligations and may enter into repurchase agreements. Typically, the Fund's dollar-weighted average maturity will be 90 days or less.

Because the Fund invests in short-term securities, the portfolio manager generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.

PRINCIPAL RISKS
Money market funds are generally considered to be among the lowest risk investments because they seek to preserve capital and maintain a fixed net asset value. Although money market funds pay regular income, the level of income varies depending on current interest rates.

There is no guarantee that the Fund will provide a certain level of income or that the income will stay ahead of inflation. There is also no guarantee that the Fund will be able to maintain its stable net asset value of $1.00 per share; therefore, you could lose money. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Based on the Fund's investment strategy, it is subject to the following specific risks as detailed in Section 1, Overview of Fund Risks.

o    Credit Rate Risk
o    Interest Rate Risk
o    Inflation Risk
o    Prepayment Risk

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's Statement of Additional Information.

PERFORMANCE
The chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes. The table lists the Fund's average annual total returns before taxes and compares them to the returns of an index of similar money market funds. The Fund's past performance does not guarantee similar results in the future.

ANNUAL RETURNS-PRIME SHARES* (YEARS ENDED DECEMBER 31)

BAR CHART HERE

Best Quarter:          1.52%      4th qtr. of 2000
Worst Quarter:         0.13%      3rd and 4th qtr. of 2003

* These returns reflect performance after expenses are deducted and include the performance of the Fund's predecessor fund for periods prior to May 11, 1998. All of the Fund's shares were reclassified as Prime shares on January 4, 1999. Please call 1-800-848-0920 for the Fund's current 7-day yield.

Average Annual Returns (as of 12/31/04)   1 year   5 years   Inception
---------------------------------------   ------   -------   ---------
Prime Shares
Service Class Shares
Institutional Class Shares
ImoneyNet-First Tier Retail

(1) Returns prior to May 11, 1998 include the performance of the Fund's predecessor fund. Returns between May 11, 1998 and the introduction of the Service Class (January 4, 1999) and the Institutional Class (December 31, 2001) include the performance of the Fund's Prime shares. This performance is substantially similar to what the individual classes would have produced because these classes all invest in the same portfolio of securities. Performance has not been adjusted to reflect different expense levels, which if reflected would have resulted in lower performance for the Service Class.
(2) The IMoneyNet - First Tier Retail is an unmanaged index that is an average of non-government retail money market mutual funds that do not invest in any second-tier securities. Portfolio holdings of first-tier money market mutual funds include U.S. Treasury, other U.S. government securities, repurchase agreements, time deposits, domestic bank obligations, foreign bank obligations, first-tier commercial paper, floating-rate notes, and asset-backed commercial paper.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class you select. There are no sales charges to purchase or sell shares of the Gartmore Money Market Fund.



                                                                 Prime    Service    Institutional Class
Annual Fund Operating Expenses (deducted from Fund assets)      Shares     Class           Shares
-------------------------------------------------------------   ------   --------   --------------------
Management Fees (fees paid to have the Fund's investments
professionally managed.)                                         0.39%     0.39%            0.39%

Distribution and/or Service (12b-1) Fees (fees paid from Fund assets to cover the cost of sales, promotions and other
distribution activities, as well as certain shareholder
servicing costs)                                                 None    0.10%(1)           None

Other Expenses

TOTAL ANNUAL FUND OPERATING EXPENSES

Amount of Fee Waiver/Expense Reimbursement(2)

TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER
WAIVERS/REIMBURSEMENTS)

(1) "Distribution and/or Service (12b-1) Fees" are based on estimates for the Service Class shares during the current fiscal year. These fees could increase to 0.15% of the Service Class shares' average daily net assets.

(2) The Trust and Gartmore Mutual Fund Capital Trust ("Adviser") have entered into a written contract limiting operating expenses at least through February 28, 2006. The limit is 0.59% for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Any reimbursements to the Adviser must be within three years of the end of the fiscal year in which the Adviser made or waived the payment for which it is being reimbursed. If the maximum amount of the Rule 12b-1 fees and administrative service fees were charged, "Total Annual Fund Operating Expenses" could increase to 0.84% for Prime shares before GMF would be required to limit the Fund's expenses.*

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

* In addition, until at least February 28, 2006, GMF has also agreed voluntarily to waive advisory fees and, if necessary, reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) for Gartmore Money Market Fund to 0.75% for the Service Class shares.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year 3 years 5 years 10 years

Prime Shares . . . . . . . $ 64 $ 202 $ 351 $ 786

Service Class Shares . . . $ 77 $ 250 $ 439 $ 985

Institutional Class Shares $ 57 $ 179 $ 313 $ 701

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

FUND SUMMARY--GARTMORE MORLEY ENHANCED INCOME FUND

OBJECTIVE

The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in your account value.

PRINCIPAL STRATEGIES
Under normal conditions, the Fund invests primarily in high-grade debt securities issued by the U.S. government and its agencies, and by corporations. The Fund also purchases mortgage-backed and asset-backed securities.

The Fund may invest in debt securities that pay either fixed-rate interest or variable-rate interest. The Fund's duration will not exceed two years. The Fund may enter into futures or options contracts solely for the purpose of adjusting the Fund's duration to minimize fluctuation of the Fund's net asset value ("NAV").

The managers strive to identify and purchase securities that offer the best combination of yield, maturity and relative price performance. When selecting securities for the Fund, the portfolio managers consider:

o         expected changes in interest rates
o expected changes in the price relationships among various types of securities

The Fund's portfolio managers may sell securities in order to buy others that they believe are more attractive or offer greater potential to meet the Fund's objectives.

The Fund's portfolio managers seek to minimize fluctuation of the Fund's NAV by:

     o    careful selection of securities,
     o    maintaining relatively short portfolio duration, and
     o    the use of derivatives to minimize the impact of interest rate changes

There can be no guarantee that the Fund will meet this objective.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate and depends in part on the portfolio managers' ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund.

Although the Fund's managers strive to reduce the risk of loss by holding a number of different securities and by carefully selecting the companies for investment, this risk cannot be entirely eliminated. There is the risk that you will lose money.

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following headings:


o    Credit risk
o    Derivatives risk
o    Extension risk
o    Inflation risk
o    Interest rate risk
o    Prepayment risk

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's Statement of Additional Information.

PERFORMANCE
The chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund's average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. The Fund's past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

ANNUAL RETURN-CLASS A SHARES* (YEARS ENDED DECEMBER 31)

BAR CHART HERE

Best Quarter:          1.59%      3rd qtr. of 2000
Worst Quarter:        -0.22%      3rd qtr. of 2003

* These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown.

AVERAGE ANNUAL RETURNS(1)                                                        Since Inception
AS OF DECEMBER 31, 2004                                            One Year    (December 29, 1999)
----------------------------------------------------------------   --------   --------------------
Class A shares - Before Taxes
Class A shares - After Taxes on Distributions
Class A shares - After Taxes on Distributions and Sale of Shares                      x.xx%
Class R shares - Before Taxes                                                         x.xx%(3)
Institutional Service Class shares - Before Taxes
Institutional Class shares - Before Taxes                            x.xx%            x.xx%
Lipper Ultra-Short Bond Fund Index.(4)

(1) These returns reflect performance after any sales charges and expenses are deducted.
(2) The after-tax lifetime performance of Class A shares assumes that losses on the sale of those shares would offset the taxes paid on distributions and other income. That is why the performance for "Class A shares - After Taxes on Distributions and Sale of Shares" is better than the performance for the same class before taxes.
(3) Returns before the first offering of Class R shares (10/1/03) are based on the performance of Class A shares. This performance is substantially similar to what Class R shares would have produced because these two classes invest in the same portfolio of securities. Returns for Class R have been adjusted to eliminate sales charges that do not apply to that class, but have not been adjusted to reflect its lower expenses.
(4) The Lipper Ultra-Short Bond Fund Index is an unmanaged index that consists of fixed income funds with very short durations (between 91 and 365 days), relatively little market price sensitivity to changes in interest rates, and at least 65% of their assets in investment-grade debt instruments. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FEES AND EXPENSES
This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

SHAREHOLDER FEES(1) (PAID DIRECTLY FROM      Class A       Class R       Institutional    Institutional
YOUR INVESTMENT)                             Shares        Shares        Service Class    Class Shares
-----------------------------------------   ---------   -------------   --------------   --------------
Maximum Sales Charge (Load) imposed
upon purchases (as a percentage of
offering price                               3.75%(2)        None            None             None

Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)                           None(3)         None            None             None

Annual Fund Operating Expenses                Class        Class R       Institutional    Institutional
(deducted from Fund assets)                  A Shares      Shares        Service Class    Class Shares
-----------------------------------------   ---------   -------------   --------------   --------------

Management Fees (fees paid to have the
Fund's investments professionally
managed.)                                     0.35%         0.35%             0.35%            0.35%



Distribution and/or Service (12b-1) Fees
(fees paid from Fund assets to cover the
cost of sales, promotions and other
distribution activities, as well as
certain shareholder servicing
costs)                                        0.25%         0.40%(4)         None             None

Other Expenses

Amount of Fee Waiver/Expense
Reimbursement

TOTAL ANNUAL FUND OPERATING EXPENSES
(AFTER WAIVERS/REIMBURSEMENTS

(1) If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.
(2) The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $50,000 or more. For more information, see Section 5, Investing with Gartmore, Choosing a Share Class, Class A Shares.
(3) A contingent deferred sales charge of up to 0.50% may apply to certain redemptions of Class A shares if purchased without sales charges and for which a finder's fee is paid. See Section 5, Investing with Gartmore, Choosing a Share Class, Class A Shares.

(4) "Distribution and/or Service (12b-1) Fees" are based on estimates for the Class R shares during the current fiscal year. These fees could increase to 0.50% of the Class R shares' average daily net assets.
(5) The Trust and Gartmore Morley Capital Management, Inc. have entered into a written contract limiting operating expenses to 0.45% at least through February 28, 2006 for all share classes. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, extraordinary expenses, 12b-1 fees, wrap contract fees and premiums and expenses related to wrap contracts, short sale dividend expenses, and administrative service fees and may exclude other expenses as well. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the Adviser made the payments or waived the fees during the Fund's first five years of operations and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged, "Total Annual Fund Operating Expenses (After Waivers/Reimbursements)" could increase to 0.95% for Class A shares, 1.20% for Class R shares, and 0.70% for Institutional Service Class shares of the Fund before GMCM would be required to further limit the Fund's expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year 3 years 5 years 10 years

Class A shares*. . . . . . $ 452 $ 646 $ 856 $ 1,462

Class R shares . . . . . . $ 107 $ 366 $ 645 $ 1,441

Institutional Service
Class shares . . . . . . . $ 72 $ 256 $ 457 $ 1,035

Institutional Class shares $ 46 $ 177 $ 320 $ 736

* Assumes a contingent deferred sales charge does not apply.

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

FUND SUMMARY--GARTMORE SHORT DURATION BOND FUND
(formerly Gartmore Morley Capital Accumulation Fund)

OBJECTIVE

The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in your account value.

PRINCIPAL STRATEGIES
Under normal conditions, the Fund invests primarily in high-grade debt securities issued by the U.S. government and its agencies, and in investment-grade debt securities issued by corporations. The Fund also purchases mortgage-backed and asset-backed securities.

The Fund may invest in debt securities that pay either fixed-rate interest or variable-rate interest. The Fund's duration will generally be less than 3 years. The Fund may enter into futures or options contracts solely for the purpose of adjusting the Fund's duration to minimize fluctuation of the Fund's market value.

The managers strive to identify and purchase securities that offer the best combination of yield, maturity and relative price performance. When selecting securities for the Fund, the portfolio managers consider:
o         expected changes in interest rates
o expected changes in the price relationships among various types of securities

The Fund's portfolio managers may sell securities in order to buy others that they believe are more attractive or offer greater potential to meet the Fund's objectives.

The Fund's portfolio managers seek to minimize fluctuation of the Fund's NAV by:

     o    careful selection of securities,
     o    maintaining relatively short portfolio duration, and
     o    the use of derivatives to minimize the impact of interest rate changes

There can be no guarantee that the Fund will meet this objective.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate and depends in part on the portfolio managers' ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund.

Although the Fund's managers strive to reduce the risk of loss by holding a number of different securities and by carefully selecting the companies for investment, this risk cannot be entirely eliminated. There is the risk that you will lose money.

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following headings:

o    Credit risk
o    Derivatives risk
o    Extension risk
o    Inflation risk
o    Interest rate risk
o    Prepayment risk

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's Statement of Additional Information.

PERFORMANCE

Prior to October 4, 2004, the Fund was invested in a combination of short and intermediate term fixed income securities and wrap contracts issued by financial institutions intended to stabilize the Fund's NAV. Since that date, the Fund has ceased to use wrap contracts as a temporary defensive measure. For the period between October 4, 2004, and

December 6, 2004, the Fund concentrated its investments in short-term fixed income instruments with less than 60 days to maturity. Beginning December 6, 2004, the Fund began to pursue its new investment objective and strategies as described herein and the Fund's share price fluctuates daily.

At its October 1, 2004 meeting, the Board approved a change in the Fund's benchmark, effective on December 6, 2004 to one which the Board believes more closely approximates the Fund's new investment approach, portfolio holdings and duration, consistent with a short duration bond fund with a fluctuating share price.

The chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund's average annual total returns before taxes (and after taxes for Class A shares) and compares them to the returns of a broad-based securities index. Of course, due to the change in the Fund's investment objective and strategies, the Fund's past performance does not indicate how it will perform in the future as a short-term bond fund. The Fund's past performance does not guarantee similar results in the future.

After-tax returns are shown for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

ANNUAL RETURN-CLASS A SHARES* (YEARS ENDED DECEMBER 31)


BAR CHART HERE

Best Quarter:          1.46%      4th  qtr. of 2000
Worst Quarter:         0.63%      4th  qtr. of 2003

* These annual returns do not include sales charges and do not reflect the effect of taxes. If the sales charges were included, the annual returns would be lower than those shown. The Fund's year-to-date return as of 9/30/04 was 1.75%.

                                                                                      Since Inception
AVERAGE ANNUAL RETURNS(1)AS OF DECEMBER 31, 2004                   1 YEAR   5 YEARS  (February 1, 1999)
----------------------------------------------------------------   ------   -------  -------------------
Class A shares - Before Taxes
Class A shares - After Taxes on Distributions
Class A shares - After Taxes on Distributions and Sale of Shares                            x.xx%
Class C shares - Before Taxes
Service Class shares - Before Taxes                                                         x.xx%(3)
IRA Class shares - Before Taxes
Institutional Class shares - Before Taxes                           x.xx%                   x.xx%
Lipper Money Market Fund Index.(4)
Merrill Lynch 1-3 Year Treasury Index(5)

(1) These returns reflect performance after any sales charges and expenses are deducted. Please call 1-800-898-0920 for the Fund's 30-day yield.
(2)
(3) Returns shown prior to the creation of Class A shares (7/16/03) include the performance of the Fund's IRA Class shares. Excluding the effects of any fee waivers or reimbursements, such performance is substantially similar to what Class A shares would have produced because Class shares will invest in the same portfolio of securities as IRA Class shares and have the same expenses after any fee waiver or reimbursements. Class A returns have been restated for the applicable sales charges.
(4) Prior to December 6, 2004, the Fund's benchmark was the Lipper Money Market Fund Index, which generally reflects the return on selected money market mutual funds maintaining a constant price per share.
(5) Upon conversion to a short duration bond fund on December 6, 2004, the Fund's new benchmark became the Merrill Lynch 1-3 Year Treasury Index which is an unmanaged index comprised of U.S. Treasury securities with maturities ranging from one to three years, which are guaranteed as to the timely payment of principal and interest by the U.S. government.

FEES AND EXPENSES
This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select: [Include Class C information. Confirm inserted information.]


                                                                    Service
SHAREHOLDER FEES(1) (PAID DIRECTLY FROM        Class A    Class C    Class      Institutional        IRA
YOUR INVESTMENT)                               Shares     Shares     Shares     Class Shares     Class Shares
-------------------------------------------   --------   --------   --------   --------------    ------------
Maximum Sales Charge (Load) imposed
upon purchases (as a percentage of
offering price                                2.25%(2)     [__]%      None          None

Maximum Deferred Sales Charge (Load)
imposed upon redemptions (as a
percentage of offering or sale price,
whichever is less)                             None(3)      [ ]       None          None

Redemption/Exchange Fee (as a
percentage of original purchase price
or sale proceeds, as applicable)                2.00%      2.00%      2.00%         2.00%

Annual Fund Operating Expenses
(deducted from Fund assets)

Management Fees (fees paid to have the
Fund's investments professionally managed.)     0.25%      0.25%      0.25%         0.25%

Distribution and/or Service (12b-1)
Fees (fees paid from Fund assets to
cover the cost of sales, promotions
and other distribution activities, as
well as certain shareholder servicing
costs)                                          0.25%      0.75%      0.25%         None

Other Expenses

Amount of Fee Waiver/Expense
Reimbursement

TOTAL ANNUAL FUND OPERATING EXPENSES
(AFTER WAIVERS/REIMBURSEMENTS

(1) If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.

(2) The sales charge on purchases of Class A shares is reduced or eliminated for purchases of $100,000 or more. For more information, see Section 5, Investing with Gartmore, Choosing a Share Class: Class A Shares.

(3) A contingent deferred sales charge of up to 0.35% may apply to certain redemptions of Class A shares if purchased without sales charges and for which a finder's fee is paid. See Section 5, Investing with Gartmore, Choosing a Share Class: Class A Shares.
(4) During the period from October 4, 2004 until December 6, 2004 no redemption fee was charged. Beginning on December 6, 2004 a redemption fee equal to 2.0% of the amount you redeem within 5 days after acquisition will become applicable at the conclusion of the Interim Period.
(5) Gartmore Morley Capital Management, Inc. ("GMCM") is currently waiving 0.10% of its management fee. It may discontinue doing so to the extent permitted by the Fund's expense limitation agreement as described below.

(6) The Trust and Gartmore Morley Capital Management, Inc. ("Adviser") have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to any taxes, interest, brokerage fees, extraordinary expenses, expenses related to wrap contracts short sale dividend expenses, Rule 12b-1 fees and administrative service fees) from exceeding 0.55% for all share classes at least through February 28, 2006. If the maximum amount of the Rule 12b-1 fees and administrative services fees were charged, "Total Annual Fund Operating Expenses" could increase to 1.10% for Class A, Service Class and IRA Class shares of the Fund before GMCM would be required to limit the Fund's expenses. The Trust is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid by the Adviser, as long as the Adviser made the payments or waived the fees during the Fund's first three years of operations and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

(7) The expense information has been restated to reflect the current fees, which are lower due to the elimination of the wrap contracts' costs.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). No redemption fee is included because redemption fees will be waived during the Interim Period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year 3 years 5 years 10 years

Class A shares*. . . . . . $ 366 $ 529 $ 705 $ 1,216

Class C shares. . . . . . .

Service Class shares . . . . . . $ 86 $ 290 $ 510 $ 1,146

Institutional
Class shares . . . . . . . $ 43 $ 157 $ 281 $ 643

*Assumes a contingent deferred sales charge does not apply.

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

FUND SUMMARY--GARTMORE TAX-FREE INCOME FUND

OBJECTIVE
The Fund seeks as high a level of current income that is exempt from federal income taxes as is consistent with preserving capital by investing in investment-grade municipal obligations.

PRINCIPAL STRATEGIES
The Fund invests at least 80% of its net assets in securities that pay interest income exempt from federal income taxes. The Fund focuses on municipal obligations (issued by states, U.S. territories, and their political subdivisions) that have been rated within the four highest rating categories by a rating agency such as Standard & Poor's Corporation or Moody's Investors Service, Inc., or if not rated, are of equivalent quality.

The Fund may invest up to 20% of its assets in securities whose interest income is treated as a preference item for purposes of the federal alternative minimum tax.

The Fund also invests in other types of municipal obligations, including:

o         tax-exempt zero-coupon securities
o         floating and variable-rate bonds

When choosing securities for the Fund, the portfolio manager looks for value. The portfolio managers may sell a security to take advantage of more favorable opportunities.

PRINCIPAL RISKS
The value of your investment in the Fund will fluctuate and depends in part on the portfolio manager's ability to assess economic conditions and investment opportunities. If the value of the Fund's investments decreases, so will the value of your investment in the Fund. Although the Fund's portfolio manager strives to reduce the risk of loss by carefully selecting the securities in which the Fund invests, this risk cannot be entirely eliminated. There is the risk that you will lose money. The likelihood of a loss generally declines the longer you hold your investment.

Based on the Fund's investment strategy, an investment in the Fund is subject to the specific risks below as detailed in Section 1, Overview of Fund Risks. Investors should carefully read the overview before investing in the Fund. The risks are detailed in the overview under the following headings:


o    Credit risk
o    Floating rate and variable securities risk
o    Inflation risk
o    Interest rate risk
o    Prepayment risk
o    Tax risk
o    Zero coupon bonds risk

In addition, a complete description of the Fund's investment strategies and further risk information are outlined in Section 3, Fund Details. Investors should carefully read that section before investing in the Fund.

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's Statement of Additional Information.

PERFORMANCE
The chart and table below can help you evaluate both the Fund's potential risks and its potential rewards. The bar chart shows how the Fund's results, specifically its annual total returns, have varied from year to year. These returns have not been adjusted to show the effect of taxes and do not reflect the impact of sales charges. The table lists the Fund's average annual total returns before taxes (and after taxes for Class D shares) and compares them to the returns of a broad-based securities index. The Fund's past performance does not guarantee similar results in the future.

After-tax returns are shown for Class D shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

ANNUAL RETURNS-CLASS D SHARES* (YEARS ENDED DECEMBER 31)

BAR CHART HERE

Best Quarter:          8.10%      1st qtr. of 1995
Worst Quarter:        -7.20%      1st qtr. of 1994

* These annual returns do not include sales charges and do not reflect the effect of taxes. If sales charges were included, the annual returns would be lower than those shown. Returns through May 11, 1998, are based on the performance of the Fund's predecessor fund. Please call 1-800-848-0920 for the Fund's current 30-day yield.

AVERAGE ANNUAL RETURNS(1) AS OF DECEMBER  31, 2004                     1 YEAR   5 YEARS   10 YEARS
--------------------------------------------------------------------   ------   -------   --------
Class A Shares - Before Taxes(2)
Class B Shares - Before Taxes(2)
Class C Shares - Before Taxes(2),(3)
Class D Shares - Before Taxes
Class D Shares - After Taxes on Distributions
Class D Shares - After Taxes on Distributions and Sales of Shares(2)
Lehman Brothers Municipal Bond Index(4)

1 All returns include the impact of expenses and any sales charges. If sales charges were not included, returns would be higher. For all classes, returns before May 11, 1998 reflect the performance of the Fund's predecessor fund.
(2) Returns prior to the introduction of specific classes are based on both the performance of various classes of the predecessor fund and, after May 11, 1998, on the performance of various classes of the Fund as noted below. This performance is substantially similar to what the individual classes would have produced because these classes all invest in the same portfolio of securities. Performance has been adjusted to reflect differences in applicable sales charges, if any, for individual classes. Performance has not been adjusted to reflect different expense levels, which if reflected may have resulted in higher or lower performance for a given share class.

     Class A (introduced May 11, 1998): Performance is based on the predecessor fund.
     Class B (introduced September 4, 2003): Performance is based on the predecessor fund through May 11, 1998 and the Fund's Class X from May 11, 1998 through September 4, 2003.
     Class C (introduced September 4, 2003): Performance is based on the predecessor fund through May 11, 1998, the Fund's Class D from May 11, 1998 through March 1, 2001 and the Fund's Class Y from March 1, 2001 through September 4, 2003.

(3) A front-end sales charge that formerly applied to Class C shares was eliminated on April 1, 2004. Returns before that date have not been adjusted to eliminate the effect of the sales charges.
(4) The after-tax lifetime performance of Class D shares assumes that losses on the sale of those shares would offset the taxes paid on distributions and other income. That is why the performance for "Class D shares - After Taxes on Distributions and Sale of Shares" is better than the performance for the same class before taxes.
(5) The Lehman Brothers Municipal Bond Index is an unmanaged index of municipal bonds that gives a broad look at how the prices of municipal bonds have performed. These returns do not include the effect of any sales charges or expenses. If sales charges and expenses were deducted, the actual returns of this Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses you may pay when buying and holding shares of the Fund, depending on the share class you select:

                                                   Class       Class      Class      Class
SHAREHOLDER FEES(1)(PAID DIRECTLY FROM YOUR          A           B          C          D
INVESTMENT)                                        Shares      Shares     Shares     Shares
----------------------------------------------    --------    --------   --------   --------
Maximum Sales Charge (Load) imposed upon
purchases (as a percentage of offering
price                                             4.75%(2)      None       None     4.50%(2)

Maximum Deferred Sales Charge (Load) imposed
upon redemptions (as a percentage of
offering or sale price, whichever is less)         None(3)    5.00%(4)   1.00%(5)     None

Redemption/Exchange Fee (as percentage of
amount redeemed or exchanged)(6)                    2.00%       2.00%      2.00%      2.00%

                                                  Applies only to exchanges and redemptions within
                                                  5 days after purchase.

                                                   Class       Class      Class      Class
Annual Fund Operating Expenses (deducted             A           B          C          D
from Fund assets)                                  Shares      Shares     Shares     Shares
----------------------------------------------    --------    --------   --------   --------

Management Fees (fees paid to have the
Fund's investments
professionally managed.)                            0.50%       0.50%      0.50%      0.50%




Distribution and/or Service (12b-1) Fees
(fees paid from Fund assets to cover the
cost of sales, promotions and other
distribution activities, as well as
certain shareholder servicing costs)                0.25%       1.00%      1.00%      None

Other Expenses

TOTAL ANNUAL FUND OPERATING EXPENSES

(1) If you buy and sell shares through a broker or other financial intermediary, this intermediary may charge a separate transaction fee.
(2) The sales charge on purchases of Class A and D shares is reduced or eliminated for purchases of $50,000 or more. For more information, see
     Section 5, Investing with Gartmore: Choosing a Share Class--Class A and Class D Shares.
(3) A contingent deferred sales charge of up to 0.75% may apply to certain redemptions of Class A shares if purchased without sales charges and for which a finder's fee is paid. See Section 5, Investing with Gartmore:
     Choosing a Share Class--Class A and Class D Shares.
(4) A contingent deferred sales charge beginning at 5% and declining to 1% is charged if you sell Class B shares within six years after purchase. Class B shares convert to Class A shares after you have held them for seven years. See Section 5, Investing with Gartmore: Choosing a Share Class--Class B Shares.
(5) A contingent deferred sales charge of 1% is charged if you sell Class C shares within the first year after purchase. See Section 5, Investing with
     Gartmore: Choosing a Share Class--Class C Shares.
(6) A redemption/exchange fee of 2.00% applies to shares redeemed or exchanged within five days after the date they were purchased. This fee is intended to discourage frequent trading of Fund shares that can negatively affect the Fund's performance. The fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses, and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year 3 years 5 years 10 years

Class A shares* . . . . . . . . . . . $ 570 $ 772 $ 991 $ 1,619

Class B shares. . . . . . . . . . . . $ 675 $ 842 $ 1,133 $ 1,742

Class C shares. . . . . . . . . . . . $ 275 $ 542 $ 933 $ 2,030

Class D shares. . . . . . . . . . . . $ 520 $ 670 $ 833 $ 1,304

You would pay the following expenses on the same investment if you did not sell your shares**:

1 year 3 years 5 years 10 years

Class B shares. . . . . . . . . . . . $ 175 $ 542 $ 933 $ 1,742

Class C shares. . . . . . . . . . . . $ 175 $ 542 $ 933 $ 2,030

*Assumes a contingent deferred sales charge does not apply.
**Expenses paid on the same investment in Class A (unless your purchase is subject to a contingent deferred sales charge for a purchase of $1,000,000 or more), Class D, Class R, and Institutional Class shares do not change whether or not you sell your shares.

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions because the Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

SECTION 3 FUND DETAILS

BOND FUNDS

PRINCIPAL INVESTMENTS

To implement the principal investment strategies described in the Fund Summaries, the Funds may use the following types of securities. The Statement of Additional Information contains more on the Funds' principal investments and strategies and can be requested from the addresses or phone numbers on the back of this Prospectus.

                                                                                            Gartmore    Gartmore
                                                                 Gartmore      Gartmore     Short       Morley
                                                    Gartmore     Tax-Free      Government   Duration    Enhanced
                                                    Bond Fund    Income Fund   Bond Fund    Bond Fund   Income Fund
                                                    ----------   -----------   ----------   ---------   -----------

ASSET-BACKED SECURITIES are secured by and paid     [X]                                     [X]         [X]
from a pool of underlying assets, such as
automobile loans, home equity loans, property
leases and credit card receivables. Asset-backed
securities are generally issued by private
entities and are subject to interest rate, credit
and prepayment risks as described in Section 1,
Overview of Fund Risks. Although the GARTMORE
BOND FUND may hold asset-backed securities, they
are a principal investment only for the GARTMORE
SHORT DURATION BOND FUND and GARTMORE MORLEY
ENHANCED INCOME FUND.

Commercial paper according to Fund summaries,       [X]
Gartmore Bond Fund can invest in commercial
paper; however it wasn't listed in the principal
strategies copy of the original prospectus.
Should it be added?

DERIVATIVES are securities contracts whose value                                            [X]         [X]
is based on the performance of an underlying
financial asset, index or other investment. For
example, an option is a derivative because its
value changes relative to the performance of an
underlying stock. An investment in derivatives
can alter multiple aspects of a fund's
positioning, such as market exposure, duration or
currency risk. Often derivatives are used as a
hedging strategy intended to help offset
potential changes in the value of other portfolio
securities.

FLOATING- AND VARIABLE-RATE SECURITIES              [X]          [X]           [X]          [X]         [X]
Floating- and variable-rate securities have
interest rates that change periodically. The
interest rate on floating-rate securities varies
with changes on an underlying index (such as


the Treasury bill rate). The interest rate on variable-rate securities changes at pre-set times based upon some underlying index. Some floating- or variable-rate securities are callable by the issuer, which means they can be paid off before their maturity.

Foreign government and corporate bonds -            [X]
according to Fund summaries, Gartmore Bond Fund
can invest in foreign bonds; however it wasn't
listed in the principal strategies copy of the
original prospectus. Should it be added?

HIGH-YIELD BONDS High-yield bonds are those with    [X]
ratings below the top four rating categories
according to a nationally recognized rating
agency such as Moody's Investors Service, Inc. or
Standard & Poor's Rating Group. These bonds are
considered below investment grade and commonly
referred to as high yield or "junk" bonds. These
bonds may be subject to substantially greater
credit risk as described below.

INVESTMENT-GRADE BONDS Investment-grade bonds       [X]          [X]           [X]          [X]         [X]
include U.S. government bonds as well as
corporate bonds and municipal bonds that have
been rated within the four highest rating
categories by a rating agency. The rating agency
evaluates a bond, measures the issuer's financial
condition and stability and assigns a rating to
the security. Ratings are an assessment of the
issuer's ability to pay back the debt and can
help investors evaluate the safety of their bond
investments. If a rating agency changes a bond's
rating, it may affect the bond's value.

MEDIUM-GRADE OBLIGATIONS Medium-grade securities    [X]          [X]                        [X]
are obligations rated in the fourth highest
rating category by any rating agency.
Medium-grade securities, although considered
investment-grade, have speculative
characteristics and may be subject to greater
fluctuations in value than higher rated
securities. The issuers of medium-grade
securities may be more vulnerable to adverse
economic conditions or changing circumstances
than issuers of higher-rated securities.

MORTGAGE-BACKED SECURITIES are secured by and       [X]                        [X]          [X]         [X]
paid from a pool of mortgage loans on real
property.

U.S. government mortgage-backed securities

are issued or guaranteed by the U.S. government or one of its agencies. Mortgage-backed securities may also be issued by private issuers.
As a principal strategy, the GARTMORE GOVERNMENT
BOND FUND does not invest in mortgage-backed securities issued by private issuers.

Collateralized mortgage obligations are
securities that have mortgage loans or mortgage pass-through securities, such as GNMA, FNMA or FHLMC certificates as their collateral.
Collateralized mortgage obligations can be issued by the U.S. government or its agencies or by private lenders.

Mortgage-backed securities are subject to interest rate, credit and prepayment risks as described below.

MUNICIPAL OBLIGATIONS. Municipal obligations are                 [X]
issued by, or on behalf of, states, cities and
other local governmental entities, to pay for
construction and other projects. Holders of
municipal obligations loan money to a government
or governmental entity, which then has cash to
complete its project. Bondholders earn interest
payments until the bond matures, at which time
they also receive their principal back.

Municipal obligation interest is generally exempt from federal income taxes. Municipal obligations include revenue bonds (which are paid from the revenue of a specific project), general-obligation bonds (which are backed by the taxing power of the issuer), and moral-obligation bonds (which are normally issued by special-purpose public authorities). If the issuer of moral-obligation bonds is unable to pay interest from current revenues, it can draw from a reserve fund. The issuer has a moral, but not legal commitment to restore the money taken from the reserve fund. The principal risks of municipal obligations are credit risk and interest rate risk; however, local, political and economic factors may also adversely affect the value and liquidity of municipal securities.

U.S. GOVERNMENT SECURITIES U.S. government          [X]                        [X]          [X]         [X]
securities include Treasury bills, notes, and
bonds issued or guaranteed by the U.S. government
as well as securities issued by U.S. government
agencies, such as:

     o    The Federal Housing
          Administration, the Farmers Home
          Administration, and the
          Government National Mortgage
          Association ("GNMA"), including
          GNMA pass-through certificates,
          which are backed by the full
          faith and credit of the United

          States government;
     o    The Federal Home Loan Banks;
     o    The Federal National Mortgage
          Association ("FNMA");
     o    The Student Loan Marketing
          Association and Federal Home Loan
          Mortgage Corporation ("FHLMC");
          and
     o    The Federal Farm Credit Banks.
U.S. Government Securities are generally considered to involve little or no credit risk, but are subject to other bond risks such as interest rate, inflation or prepayment risk.

ZERO-COUPON SECURITIES. Zero-coupon securities                   [X]
pay no interest but are sold at a discount to
face value.  They are issued by a wide variety of
corporate and governmental issuers. Certain
zero-coupon securities are sold at a deep
discount.

PRINCIPAL INVESTMENT TECHNIQUES
In managing each of the Bond Funds, a Fund's portfolio managers consider a number of characteristics related to individual bonds as well as the overall portfolio. These include the bonds' quality ratings, the level of income available from individual bonds, the stated or effective maturity and the duration.

BOND QUALITY RATINGS
At the time a bond is purchased, it must meet a specific Fund's quality standards. If a bond's rating is later lowered, the Fund's portfolio managers monitor the bond to determine what action, if any, should be taken, consistent with the Fund's investment objective. There is no requirement that securities must be sold if downgraded.

MATURITY RANGES
Every debt security has a stated maturity date when the issuer must repay the principal value. However, bonds also have an effective maturity that takes into account the likelihood that a bond may be "called" or prepaid before the stated maturity date. Debt securities are most likely to be called when interest rates are falling, because the issuer can refinance at a lower rate. For mortgage-backed securities, the rate at which homeowners pay down their mortgage principal helps to determine the effective maturity of mortgage-backed bonds.

Bond funds do not have stated maturities; however, for investment management purposes, a fund's investment adviser typically calculates a fund's average weighted maturity. This is an average of either the stated or effective maturities of the bonds held by the Fund. Each bond's maturity "weighted" in proportion to the percentage of fund assets the bond represents.

For Gartmore Fixed Income Funds that strive to maintain a target maturity, the Fund's portfolio managers normally calculate the Fund's average maturity using the effective maturities of individual bonds rather than their stated maturities. This provides additional flexibility in portfolio management but, all else being equal, could result in higher volatility than targeting a stated maturity or maturity range.

DURATION RANGES
Certain Funds seek to maintain a particular duration range. Duration is a calculation that measures how sensitive a bond or bond fund's price is to changes in interest rates. Duration is a more accurate measure of this sensitivity than maturity because it takes into account the time value of cash flows (both interest and principal payments) generated over the life of the debt security. Effective duration also takes into account factors that may reduce the time until principal is repaid, such as call features and sinking fund payments.

GARTMORE MONEY MARKET FUND

PRINCIPAL INVESTMENTS
To implement the principal investment strategy described in the Fund Summary, Gartmore Money Market Fund may use the following types of securities. The Statement of Additional Information contains more on the Fund's principal investments and strategies and can be requested from the addresses or phone numbers on the back of this Prospectus.

ASSET-BACKED COMMERCIAL PAPER Asset-backed commercial paper is secured by and paid from a pool of underlying assets, such as automobile installment sales contracts, home equity loans, property leases and credit card receivables. Asset-backed securities are generally issued by private issuers and are subject to interest rate, credit and prepayment risks.

FLOATING- AND VARIABLE-RATE SECURITIES
Floating- and variable-rate securities have interest rates that change periodically. The interest rate on floating-rate securities varies with changes on an underlying index (such as the Treasury bill rate). The interest rate on variable-rate securities changes at pre-set times based upon some underlying index. Some floating- or variable-rate securities are callable by the issuer, which means they can be paid off before their maturity.

MONEY MARKET OBLIGATIONS Generally, money market obligations are high quality investments that offer a fixed rate of return, as well as liquidity, but do not increase in value. The Fund's money market investments may include:

     o U.S. Government securities with remaining maturities of 397 days or less,
     o Commercial paper issued by corporations, foreign governments, states and municipalities and rated in one of the two highest categories by any nationally recognized statistical rating organization (rating agency),
     o Asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the two highest categories of any rating agency,
     o Short-term bank obligations maturing in one year or less (including certificates of deposit and time deposits) rated in one of the two highest categories by any rating agency,
     o Repurchase agreements relating to debt obligations the Fund is permitted to purchase directly,
     o Unrated debt obligations with remaining maturities of 397 days or less that are determined by the Fund's adviser to be of comparable quality to the securities described above.

REPURCHASE AGREEMENTS When entering into repurchase agreements, the Fund essentially makes a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specific time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the specified time causing the Fund to experience delays in recovering the amounts owed to it.

TEMPORARY INVESTMENTS

Generally each of the Bond Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if a Fund's adviser believes that business, economic, political or financial conditions warrant, a Bond Fund (except the Gartmore Tax-Free Income
Fund) may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which a Bond Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which a Bond Fund may invest. The Gartmore Tax-Free Income Fund may invest up to 20% of its assets in this manner. Should this occur, a Bond Fund will not be pursuing its investment objective and may miss potential market upswings.

SECTION 4 FUND MANAGEMENT

INVESTMENT ADVISERS
Gartmore Mutual Fund Capital Trust, located at 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is the investment adviser for Gartmore Bond Fund, Gartmore Tax-Free Income Fund, Gartmore Government Bond Fund and Gartmore Money Market Fund. Gartmore Mutual Fund Capital Trust was organized in 1999 as an investment adviser for mutual funds.

Gartmore Morley Capital Management, Inc. ("GMCM") (formerly, Morley Capital Management, Inc.), located at 5665 S.W. Meadows Road, Lake Oswego, Oregon 97035, is the investment adviser for the Gartmore Short Duration Bond Fund and Gartmore Morley Enhanced Income Fund and is responsible for managing the Funds' investments and supervising the Funds' daily business affairs. Gartmore Morley Capital Management was organized in 1983 as an Oregon corporation and is a registered investment adviser. The firm focuses its investment management business on providing stable value fixed income management services to tax-qualified retirement plans, mutual funds, collective investment trusts and separate investment accounts.

GMCM is a wholly owned subsidiary of Gartmore Morley Financial Services, Inc. ("GMFS"). GMFS, an Oregon corporation, is a wholly owned subsidiary of Gartmore Global Investments, Inc.

Both advisers are part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring 10 affiliated investment advisers. Collectively, these affiliates (located in the U.S., U.K. and Japan) had over $x billion in net assets under management as of December 31, 2004, of which almost $x billion is managed by Gartmore Mutual Fund Capital Trust and $x billion by Gartmore Morley Capital Management.

Each Fund pays its investment adviser a management fee based on the Fund's average daily net assets. The total management fees paid by each Fund for the fiscal year ended October 31, 2004, expressed as a percentage of a Fund's average daily net assets and not taking into account any applicable waivers, were as follows:

Gartmore Bond Fund 0.50%

Gartmore Tax-Free Income Fund 0.50%

Gartmore Government Bond Fund 0.50%

Gartmore Short Duration Bond Fund 0.25%

Gartmore Morley Enhanced Income Fund 0.35%

Gartmore Money Market Fund.  0.39%

Effective March 1, 2004, the contractual management fee for the Gartmore Morley Enhanced Income Fund was changed to the following:

ASSETS                         FEE
----------------------------   -------
0 up to $500 million              0.35%

500 million up to $1 billion      0.34%

1 billion up to $3 billion.      0.325%

3 billion up to $5 billion        0.30%

5 billion up to $10 billion      0.285%

10 billion and more              0.275%

Effective March 1, 2004, the contractual management fee for the Gartmore Short Duration Bond Fund was changed to the following:

ASSETS                            FEE
----------------------------   -------
Up to $500 million                0.35%

$500 million up to $1 billion     0.34%

$1 billion up to $3 billion       0.325%

$3 billion up to $5 billion       0.30%

$5 billion up to $10 billion      0.285%

More than $10 billion             0.275%

SECTION 5 FUND MANAGEMENT

PORTFOLIO MANAGERS

GARTMORE BOND FUND
Gary S. Davis, CFA and Mabel C. Brown, CFA, CPA are portfolio co-managers of the Gartmore Bond Fund and are responsible for the day-to-day management of the Fund, including the selection of the Fund's investments.

Mr. Davis joined Nationwide Insurance, an affiliate of the Fund's investment adviser, in 1998 as a senior portfolio manager and is currently a director. He manages and co-manages with Ms. Brown, other institutional fixed income accounts for Nationwide Insurance. Prior to joining Nationwide Insurance, he was with John Nuveen/Flagship Financial for five years.

Ms. Brown joined Nationwide Insurance, an affiliate of the Fund's investment adviser, in 1998 as a senior investment analyst and is currently a director. She also co-manages with Mr. Davis, other institutional fixed income accounts for Nationwide Insurance. Prior to joining Nationwide Insurance, she was with the Ohio Bureau of Workers' Compensation.

GARTMORE GOVERNMENT BOND FUND
Gary R. Hunt, CFA, is responsible for the day-to-day management of the Fund, including the selection of the Fund's investments. Mr. Hunt has either managed or co-managed the Gartmore Government Bond Fund, and its predecessor funds, since March 1997. He also manages the Gartmore GVIT Government Bond Fund and an offshore U.S. government bond fund. He joined Nationwide Insurance, an affiliate of the Fund's investment adviser, in 1992 as a securities analyst. He is currently a director and manages the U.S. Treasury, Agency and Agency Mortgage Backed sector for Nationwide Insurance.

GARTMORE MONEY MARKET FUND
Patricia Mynster is responsible for the day-to-day management of the Fund, including the selection of the Fund's investments. Ms. Mynster joined Nationwide Insurance, an affiliate of the Fund's investment adviser, in 1969 and now serves as Director of Securities Investments. Ms. Mynster has managed the Gartmore Money Market Fund and its predecessor since July 1997, and has managed short-term investments for Nationwide since 1977.

GARTMORE SHORT DURATION BOND FUND and GARTMORE MORLEY ENHANCED INCOME FUND A team of portfolio managers from Gartmore Morley Capital Management is responsible for the day-to-day management of the Funds.

GARTMORE TAX-FREE INCOME FUND
Alpha Benson is responsible for the day-to-day management of the Fund, including the selection of the Fund's investments. Ms. Benson joined Nationwide Insurance, an affiliate of the Fund's investment adviser, in 1977 as a financial analyst and now serves as Director of Municipal Securities. She has managed the Gartmore Tax-Free Income Fund and its predecessor since its inception in March 1986. She managed the Financial Horizons Investment Trust Municipal Bond Fund from March 1997 to May 1998.

SECTION 5 INVESTING WITH GARTMORE

CHOOSING A SHARE CLASS

Call-out Box for Choosing a Share Class section:
When selecting a share class, you should consider the following:
     o    Which share classes are available to you,
     o    How long you expect to own your shares,
     o    How much you intend to invest,
     o    Total costs and expenses associated with a particular share class, and
     o    Whether you qualify for any reduction or waiver of sales charges.
Your financial adviser can help you to decide which share class is best suited to your needs.

The Gartmore Funds offer several different share classes each with different price and cost features. The table below compares Class A, Class B and Class C shares, which are available to all investors.

Class R, Institutional Service Class and Institutional Class shares are available only to certain investors. For eligible investors, Class R, Institutional Service Class shares and Institutional Class shares may be more suitable than Class A, Class B or Class C shares.

Before you invest, compare the features of each share class, so that you can choose the class that is right for you. We describe each share class in detail on the following pages. Your financial adviser can help you with this decision.

COMPARING CLASS A, CLASS B AND CLASS C SHARES

CLASSES AND CHARGES                            POINTS TO CONSIDER
-------------------------------------------    -------------------------------------------------
CLASS A SHARES

Front-end sales charge up to 4.75%             A front-end sales charge means that a portion of
                                               your initial investment goes toward the sales
                                               charge and is not invested.

Contingent deferred sales charge (CDSC)(1)     Reduction and waivers of sales charges are
                                               available.
Annual service and/or 12b-1 fee up to 0.25%    Total annual operating expenses are lower than
                                               Class B and Class C charges which means higher
                                               dividends per share.

                                               No conversion feature.
                                               No maximum investment amount.

CLASS B SHARES
CDSC up to 5.00%                               No front-end sales charge means your full
                                               investment immediately goes toward buying shares.
Annual service and/or 12b-1 fee up to 1.00%    No reduction of CDSC, but waivers are available.
                                               The contingent deferred sales charge declines
                                               1%each year to zero after six years.
                                               Total annual operating expenses are higher than
                                               Class A charges which means lower dividends per
                                               share are paid.

                                               Automatic conversion to Class A shares after
                                               seven years, which means lower annual expenses in
                                               the future.
                                               Maximum investment amount of $100,000. Larger
                                               investments may be rejected.

CLASS C SHARES
CDSC of 1.00%                                  No front-end sales charge means your full
                                               investment immediately goes toward buying shares.
Annual service and/or 12b-1 fee up to 1.00%    No reduction of CDSC, but waivers are available.
                                               The contingent deferred sales charge declines to
                                               zero after one year.
                                               Total annual operating expenses are higher than
                                               Class A charges which means lower dividends per

                                               share.
                                               No conversion feature.
                                               Maximum investment amount of $1,000,000(2).
                                               Larger investments may be rejected.

(1) A CDSC of up to 0.75% for Government Bond, Bond, and Tax-Free Income; 0.50% for Morley Enhanced Income; 0.35% for Short Duration may be charged on Class A shares redeemed within 18 months of purchase (or two years in the case of Short Duration) if you paid no sales charge on the original purchase and for which a finder's fee was paid. The CDSC covers any finder's fee paid to your financial adviser or other intermediary.

(2) This limit was calculated based on a one-year holding period.

CLASS A SHARES

Class A shares may be most appropriate for investors who want lower fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

CLASS D SHARES

Class D shares are available to the following:

o Investors who received Class D shares of a Fund in the reorganization of Nationwide Investing Foundation, Nationwide Investing Foundation II and Financial Horizons Investment Trust into Gartmore Mutual Funds in May 1998, as long as you purchase the Class D shares through the same account in the same capacity
o Persons eligible to purchase Class D shares without a sales charge as described below and in the SAI.

FRONT-END SALES CHARGES FOR CLASS A SHARES FOR BOND, GOVERNMENT BOND, AND TAX-FREE INCOME

                                                                         Dealer
                                Sales Charge as a percentage of         Commission
                             -------------------------------------    as Percentage
                                               Net Amount Invested     of Offering
Amount of Purchase           Offering Price      (approximately)          Price
--------------------------   --------------    -------------------    -------------

Less than $50,000                      4.75%                  4.99%            4.00%
$50,000 to $99,999                     4.90                   4.71             3.75
$100,000 to $249,999                   3.50                   3.63             3.00
$250,000 to $499,999                   2.50                   2.56             2.00
$500,000 to $999,999                   2.00                   2.04             1.75
$1 million or more                     None                   None             None*

GARTMORE MONEY ENHANCED INCOME FUND

                                                                         Dealer
                                Sales Charge as a percentage of         Commission
                             -------------------------------------    as Percentage
                                               Net Amount Invested     of Offering
Amount of Purchase           Offering Price      (approximately)          Price
--------------------------   --------------    -------------------    -------------

Less than $50,000                      3.75%                  3.9 %            3.00%
$50,000 to $99,999                     3.00                   3.09             2.25
$100,000 to $249,999                   2.25                   2.30             1.75
$250,000 to $499,999                   1.75                   1.78             1.50
$500,000 to $999,999                   1.50                   1.52             1.25
$1 million or more                     None                   None             None*

GARTMORE SHORT DURATION BOND FUND

                                                                         Dealer
                                Sales Charge as a percentage of         Commission
                             -------------------------------------    as Percentage
                                               Net Amount Invested     of Offering
Amount of Purchase           Offering Price      (approximately)          Price
--------------------------   --------------    -------------------    -------------

Less than $100,000                     2.25%                  [  ]%            2.00%
$100,000 to $499,999                   1.75                   [  ]             1.75
$500,000 to $999,999                   1.50                   [  ]             1.25
$1 million or more                     None                   None             None*

FRONT-END SALES CHARGES FOR CLASS D SHARES.

Gartmore Bond Fund
Gartmore Tax Free Income Fund
Gartmore Government Bond Fund

                                                                         Dealer
                                Sales Charge as a percentage of         Commission
                             -------------------------------------    as Percentage
                                               Net Amount Invested     of Offering
Amount of Purchase           Offering Price      (approximately)          Price
--------------------------   --------------    -------------------    -------------
Less than $50,000                      4.50%                  4.71%            4.00%
$50,000 to $99,999                     4.00                   4.17             3.50
$100,000 to $249,999                   3.00                   3.09             2.50
$250,000 to $499,999                   2.50                   2.56             1.75
$500,000 to $999,999                   2.00                   2.04             1.25
$1 million to $24,999,999              0.50                   0.50             0.50
$25 million or more                    None                   None             None*

* Dealer may be eligible for a finder's fee as described in "Purchasing Class A and Class D Shares without a Sales Charge" below.

REDUCTION AND WAIVER OF CLASS A AND CLASS D SALES CHARGES
If you qualify for a reduction or waiver of Class A or Class D sales charges, you must notify Customer Service, your financial adviser or other intermediary at the time of purchase and must also provide any required evidence showing that you qualify. The value of cumulative quantity discount eligible shares equals the cost or current value of those shares, whichever is higher. The current value of shares is determined by multiplying the number of shares by their current net asset value. You should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Otherwise, you may not receive the reduction or waiver. See "Reduction of Class A and Class D Sales Charges" and "Waiver of Class A and Class D Sales Charges" below and "Reduction of Class A and Class D Sales Charges" and "Net Asset Value Purchase Privilege (Class A Shares Only)" in the SAI for more information. This information regarding breakpoints is also available free of charge at www.gartmorefunds/funds/ptbreak.jsp.

Reduction of Class A and Class D Sales Charges

Investors may be able to reduce or eliminate front-end sales charges on Class A shares through one or more of these methods:

o A Larger Investment. The sales charge decreases as the amount of your investment increases.

o Rights of Accumulation. You and other family members living at the same address can combine the current value of your Class A investments in all Gartmore Funds (except Gartmore Money Market Fund), in order to qualify for a reduced sales charge. If you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be included.

o Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any Nationwide Insurance company to purchase Class A shares, you pay one-half of the published sales charge, as long as you make your investment within 60 days of receiving the proceeds.

o Share Repurchase Privilege. If you sell Fund shares from your account, you qualify for a one-time reinvestment privilege. You may reinvest some or all of the proceeds in shares of the same class without paying an additional sales charge within 30 days of selling shares on which you previously paid a sales charge,. (Reinvestment does not affect the amount of any capital gains tax due. However, if you realize a loss on your sale and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

o Letter of Intent Discount. If you declare in writing that you or a group of family members living at the same address intend to purchase at least $50,000 in Class A shares (except the Gartmore Money Market Fund) during a 13-month period, your sales charge is based on the total amount you intend to invest. You are permitted to backdate the letter in order to include purchases made during the previous 90 days. You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent, additional sales charges may be due and shares in your account would be liquidated to cover those sales charges.

Waiver of Class A and Class D Sales Charges


Front-end sales charges on Class A and Class D shares are waived for the following purchasers:

o People purchasing shares through an unaffiliated brokerage firm that has an agreement with the Distributor to waive sales charges. (Class A shares only)
o Directors, officers, full-time employees, sales representatives and their employees and investment advisory clients of a broker-dealer that has a dealer/selling agreement with the Distributor. (Class A shares only)
o Any person who pays for shares with proceeds from one of the following sales:
     o    Sales of non-Gartmore Fund shares
     o Sales of Gartmore Fund Class D shares if the new Fund does not offer Class D shares and Class A shares are purchased instead

     To qualify (1) you must have paid the initial sales charge or CDSC on the shares sold, (2) you must purchase the new shares within 60 days of redemption, (3) you must request the waiver when you purchase the new shares. (The Fund may require evidence that you qualify for this waiver.)

o    Retirement plans. (Class A shares only)
o Investment advisory clients of Gartmore Mutual Funds Trust, Gartmore SA Capital Trust and their affiliates. Directors, officers, full-time employees (and their spouses, children or immediate relatives) of sponsor groups that may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time.

The Statement of Additional Information lists other investors eligible for sales charge waivers.

PURCHASING CLASS A SHARES WITHOUT A SALES CHARGE
Purchases of $1 million or more of Class A shares have no front-end sales charge. You can purchase $1 million or more in Class A shares in one or more of the funds offered by Gartmore Mutual Funds and Gartmore Mutual Funds II, Inc. (including the Funds in this prospectus) at one time. Or, you can utilize the Rights of Accumulation Discount and Letter of Intent Discount as described above. However, a contingent deferred sales charge (CDSC) applies if a "finder's fee" is paid by the Distributor to your financial adviser or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finder's fee paid to the selling dealer. The Class A CDSC will not exceed the aggregate amount of the finder's fee the Distributor paid to the selling dealer on all purchases of Class A shares of all Gartmore Funds you made that were subject to the Class A CDSC.

The CDSC does not apply:

     o if you are eligible to purchase Class A shares without a sales charge for another reason.
     o to shares acquired through reinvestment of dividends or capital gain distributions.

CONTINGENT DEFERRED SALES CHARGE ON CERTAIN SALES OF CLASS A SHARES

Amount of                  $1 million        $4 million      $25 million
Purchase                 to $3,999,999     to $24,999,999      or more
---------------------    --------------    --------------    -----------
Amount of CDSC on
Gartmore Short Duration
Bond Fund if redeemed
within 24 months of
initial purchase               0.35%             0.25%          0.15%

Amount of CDSC on
Gartmore Morley
Enhanced Income Fund
if redeemed within
18 months of
initial purchase               0.50%             0.25%          0.15%

Amount of CDSC
on other Funds                 0.75%             0.50%          0.25%


Any contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a contingent deferred sales charge are sold first, followed by shares that you have owned the longest. This minimizes the CDSC you pay. Please see "Waiver of Contingent Deferred Sales Charges-Class A, Class B, and Class C Shares" for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Fund(s) is described above; however, the CDSCs for Class A shares of other Gartmore Funds may be different and are described in their respective prospectuses. If you purchase more than one Gartmore Fund and subsequently redeem those shares, the amount of the CDSC is based on the specific combination of Gartmore Funds purchased and is proportional to the amount you redeem from each Gartmore Fund.

CALLOUT BOX: PUT BETWEEN CLASS A AND CLASS B SECTIONS

WAIVER OF CONTINGENT DEFERRED SALES CHARGES CLASS A, CLASS B, AND CLASS C SHARES The CDSC is waived on:
o the sale of Class A, Class B or Class C shares purchased through reinvested dividends or distributions. However, a CDSC is charged if you sell your Class B or Class C shares and then reinvest the proceeds in Class B or Class C shares within 30 days. The CDSC is re-deposited into your new account.
o Class B or Class C shares sold following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or disability.
o mandatory withdrawals from traditional IRA accounts after age 70-1/2 and for other required distributions from retirement accounts.
o sales of Class C shares from retirement plans offered by the Nationwide Trust Company
o    For more complete information, see the Statement of Additional Information.

CLASS B SHARES

[WE WOULD LIKE TO DISCLOSE THE 4% DEALER CONCESSION IN THIS SECTION. WHO HAS LANGUAGE OR DETAILS?]

Class B shares may be appropriate if you do not want to pay a front-end sales charge and anticipate holding your shares for longer than six years.

If you sell Class B shares within six years of purchase you must pay a contingent deferred sales charge (if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

                                                                                7 years or
Sale within          1 year   2 years   3 years   4 years   5 years   6 years   more
------------------   ------   -------   -------   -------   -------   -------   ----------
Sales charge           5%       4%         3%        3%        2%        1%         0%

CONVERSION OF CLASS B SHARES

After you hold your Class B shares for seven years, they automatically convert at no charge into Class A shares, which have the advantage of lower fund expenses. Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the Class B shares converted; however, the total dollar value is the same.

CLASS C SHARES

Class C shares may be appropriate if you are uncertain how long you will hold your shares. If you sell your Class C shares within the first year after you purchase them you must pay a contingent deferred sales charge of 1%.

For both B and C shares, the contingent deferred sales charge is based on the original purchase price or the current market value of the shares being sold, whichever is less. If you sell a portion of your shares, shares that are not subject to a contingent deferred sales charge are sold first, followed by shares that you have owned the longest. This minimizes the CDSC that you pay. See "Waiver of Contingent Deferred Sales Charges-Class A, Class B, and Class C Shares" for a list of situations where a CDSC is not charged.

CLASS R SHARES

Class R Shares are available to retirement plans including:

o    401(k) plans,
o    457 plans,
o    403(b) plans,
o    profit sharing and money purchase pension plans,
o    defined benefit plans,
o    non-qualified deferred compensation plans, and
o other retirement accounts in which the retirement plan or the retirement plan's financial service firm has an agreement with the Distributor to use Class R shares.

The above-referenced plans are generally small and mid-sized retirement plans, having at least $1 million in assets, where shares are held through omnibus accounts that are represented by an intermediary such as a broker, third-party administrator, registered investment adviser or other plan service provider.

Class R shares are not available to:

o    retail retirement accounts,
o    institutional non-retirement accounts,
o    traditional and Roth IRAs,
o    Coverdell Education Savings Accounts,
o    SEPs and SAR-SEPs,
o    SIMPLE IRAs,
o    one-person Keogh plans,
o    individual 403(b) plans, or
o    529 Plan accounts.

CALL OUT BOX--PLACE BETWEEN CLASS R AND INSTITUTIONAL CLASSES

SHARE CLASSES AVAILABLE ONLY TO INSTITUTIONAL ACCOUNTS
The Fund(s) offer Institutional Service Class, Institutional Class and Class R shares. Only certain types of entities and selected individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an intermediary and is eligible to invest in more than one class of shares, the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account. Plan fiduciaries should consider their obligations under ERISA when determining which class is appropriate for the retirement plan.

Other fiduciaries should also consider their obligations in determining the appropriate share class for a customer including:

     o the level of distribution and administrative services the plan requires,
     o    the total expenses of the share class , and
     o the appropriate level and type of fee to compensate the intermediary. An intermediary may receive different compensation depending on which class is chosen.

INSTITUTIONAL SERVICE CLASS SHARES

Institutional Service Class shares are available for purchase only by the following:

o retirement plans advised by financial professionals who are not associated with brokers or dealers primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;
o retirement plans for which third-party administrators provide recordkeeping services and are compensated by the Fund(s) for these services;
o a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are part of a program that collects an administrative service fee;
o    registered investment advisers investing on behalf of institutions;
o high net-worth individuals whose adviser is compensated by the Fund(s) for providing services; or
o life insurance separate accounts using the investment to fund benefits for variable annuity contracts issued to governmental entities as an investment option for 457 or 401(a) plans.

INSTITUTIONAL CLASS SHARES

Institutional Class shares are available for purchase only by the following:

     o funds of funds offered by the Distributor or other affiliates of the Fund;
     o retirement plans for which no third-party administrator receives compensation from the Fund(s);
     o institutional advisory accounts of Gartmore Mutual Funds Trust or its affiliates, those accounts which have client relationships with an affiliate of Gartmore Mutual Funds Trust, its affiliates and their corporate sponsors, subsidiaries; and related retirement plans;
     o rollover individual retirement accounts from such institutional advisory accounts ;
     o a bank, trust company or similar financial institution investing for its own account or for trust accounts for which it has authority to make investment decisions as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative service fees to the financial institution;
     o    registered investment advisers investing on behalf of institutions;
     o high net-worth individuals whose advisers derive compensation for advisory services exclusively from clients; or
     o high net-worth individuals who invest directly without using the services of a broker, investment adviser or other financial intermediary.

SALES CHARGES, DISTRIBUTION PLANS AND SERVICE FEES

SALES CHARGES
Sales charges, if any, are paid to the Funds' distributor, Gartmore Distribution Services, Inc. ("Distributor"). These fees are either kept or paid to your financial adviser or other intermediary.

DISTRIBUTION AND SERVICE FEES
The Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits Class A, Class B, Class C and Class R shares of the Fund(s) to compensate the Distributor for expenses associated with distributing and selling shares and providing shareholder services. Class A, Class B, Class C and Class R shares pay distribution and/or service fees to the Distributor. These fees are either kept or paid to your financial adviser or other intermediary for distribution and shareholder services. Institutional Class and Institutional Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to applicable sales charges and are paid from the Funds' assets on an ongoing basis. (The fees are accrued daily and paid monthly.) As a result, 12b-1 fees increase the cost of your investment and over time may cost more than other types of sales charges. Under the Distribution Plan, Class A, Class B, Class C and Class R shares (and Service Class shares of the Money Market Fund) pay the Distributor annual amounts not exceeding the following:

CLASS                                    AS A % OF DAILY NET ASSETS
--------------------------------------   ---------------------------------------
Class A shares                           0.25% (distribution or service fee)
Class B shares                           1.00% (0.25% service fee)
Class C shares                           1.00% (0.25% service fee)
Class R shares                           0.50% (0.25% of which may be either a
                                         distribution or service fee)
Service Class (Money Market Fund only)   0.15% (distribution or service fee)

ADMINISTRATIVE SERVICE FEES
Class A, Class R , Institutional Service Class and Money Market Service Class shares may also pay administrative service fees. The Trust pays these fees to providers of recordkeeping and/or other administrative support services. Administrative service fees from Class R shares are paid to those who provide recordkeeping and/or other administrative services to retirement plans and their participants.

REVENUE SHARING
The Distributor and/or its affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The Distributor may also make payments for marketing, promotional, or related expenses to dealers. The amount of these payments is determined by the Distributor. The manager or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include:

     o    the Funds' Distributor and other affiliates of the manager,
     o    broker-dealers,
     o    financial institutions, and
     o other financial intermediaries through which investors may purchase shares of a Fund.

Payments may be based on current or past sales; current or historical assets; or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a Fund to you.

Contact your financial intermediary for details about revenue sharing payments it may receive.

CONTACTING GARTMORE FUNDS

CUSTOMER SERVICE REPRESENTATIVES are available 8 a.m. to 9 p.m. Eastern Time, Monday through Friday at 1-800-848-0920.

AUTOMATED VOICE RESPONSE Call 1-800-848-0920, 24 hours a day, seven days a week, for easy access to mutual fund information. Choose from a menu of options to:

     o    make transactions
     o    hear fund price information
     o    obtain mailing and wiring instructions

INTERNET Go to WWW.GARTMOREFUNDS.COM 24 hours a day, seven days a week, for easy access to your mutual fund accounts. The website provides instructions on how to select a password and perform transactions. On the website, you can:

     o    download Fund prospectuses
     o    obtain information on the Gartmore Funds
     o    access your account information
     o    request transactions, including purchases, redemptions and exchanges

BY REGULAR MAIL Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205.

BY OVERNIGHT MAIL Gartmore Funds, 3435 Stelzer Road, Columbus Ohio 43219.

BY FAX 614-428-3278

FUND TRANSACTIONS--CLASS A, CLASS B, AND CLASS C SHARES

All transaction orders must be received by the Funds' agent in Columbus, Ohio or an authorized intermediary prior to the calculation of each Fund's NAV to receive that day's NAV.

HOW TO BUY SHARES                   HOW TO EXCHANGE SHARES          HOW TO SELL SHARES
--------------------------------    ----------------------------    --------------------------------
(Be sure to specify the class of    (Exchange privileges may be     (A medallion signature guarantee
shares you wish to purchase)        amended or discontinued upon    may be required. See "Medallion
                                    60-day written notice to        Signature Guarantee" below.)
                                    shareholders.)

Through an authorized intermediary. The Funds' Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept purchase, exchange, and redemption orders for the Funds. Your transaction is processed at the NAV next calculated after the Funds' agent or an authorized intermediary receives your order.

By mail. Complete an application   By mail or fax. You may request an exchange or redemption by mailing
and send with a check made         or faxing a letter to letter Gartmore Funds, The letter must include
payable to: Gartmore Funds.        Payment must be   your account numbers and the names of the Fund you
made in U.S. dollars and drawn     wish to exchange from and to. The letter must be signed by all account
on a U.S. bank. The Funds do not   owners. We reserve the right to request original documents for any
accept third-party checks,         faxed requests.
travelers'checks or money
orders.

By telephone
You will have automatic telephone privileges unless you decline this option on your application.

The Fund follows procedures to confirm that telephone instructions are genuine and will not be liable for any loss, injury, damage or expense that results from executing such instructions. The Fund may revoke telephone privileges at any time, without notice to shareholders.

Additional information for selling shares:
The following types of accounts can use the voice-response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minors.

A check made payable to the shareholder of record will be mailed to the address of record.

The Fund may record telephone instructions to sell shares. and may request sale instructions in writing, signed by all shareholders on the account.
On-line. Transactions may be made through the Gartmore funds website. However, The Funds may discontinue on-line transactions of Fund shares at any time.

By bank wire. You may have your       Bank wire is not an option for   By bank wire. The Funds can wire
bank transmit funds by (federal       exchanges.                       the proceeds of your sale
funds) wire to the Funds' custodian                                    directly to your account at a
bank, unless you declined automatic                                    commercial bank (a voided check
telephone privileges on your                                           must be attached to your
application. (The authorization                                        application), unless you declined
will be in effect unless you give                                      telephone privileges on your
the Fund written notice of its                                         application. (The authorization
termination.)                                                          will be in effect unless you give
o    If you choose this method                                         the Fund written notice of its
     to open a new account, you                                        termination.)
     must call our toll-free                                           o    Your proceeds will be
     number before you wire your                                            wired to your bank on the
     investment and arrange to                                              next business day after your
     fax your completed                                                     order has been processed.
     application.                                                      o    Gartmore deducts a $20
o    Your bank may charge a fee                                             service fee from the sale
     to wire funds.                                                         proceeds for this service
                                                                       o    Your financial institution
                                                                            may also charge a fee for
                                                                            receiving the wire.
                                                                       o    Funds sent outside the U.S.
                                                                            may be subject to higher
                                                                            fees.

Automated Clearing House is not an option for purchases or             By Automated Clearing House
exchanges.                                                             (ACH). Your redemption proceeds
                                                                       can be sent to your bank

                                                                       via ACH on the second business
                                                                       day after your order has been
                                                                       processed (a voided check must
                                                                       be attached to your application).
                                                                       Money sent through ACH should
                                                                       reach your bank in two business
                                                                       days. There is no fee for this
                                                                       service. (The authorization will
                                                                       be in effect unless you give the
                                                                       Fund written notice of its
                                                                       termination.)

Retirement plan participants should contact their retirement plan administrator regarding transactions. Retirement plans or their administrators wishing to conduct transactions should call our toll-free number. Eligible entities or individuals wishing to conduct transactions in Institutional Service Class or Institutional Class shares should call our toll-free number.

BUYING SHARES

SHARE PRICE. The net asset value or "NAV" is the value of a single share. A separate NAV is calculated for each share class of a Fund. The NAV is:

     o    calculated at the close of regular trading (usually 4 p.m. Eastern
          Time) each day the New York Stock Exchange is open.
     o generally determined by dividing the total net market value of the securities and other assets owned by a Fund allocated to a particular class, less the liabilities allocated to that class, by the total number outstanding shares of that class.

The purchase or "offering" price for Fund shares is the NAV (for a particular class) next determined after the order is received, plus any applicable sales charge.

In determining net asset value, the Fund's assets are valued primarily on the basis of market quotations. However, the Fund(s) Board of Trustees has adopted procedures for making "fair value" determinations if market quotations are not readily available or if the Fund(s)' administrator or agent believes a market price does not represent fair value. Fair value determinations are required for securities whose value is affected by a "significant" event that materially affects the value of a domestic or a foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund's NAV.

The Money Market Fund's securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940.

Call out box for this section

The Funds do not calculate NAV on days when the New York Stock Exchange is closed.

o    New Year's Day
o    Martin Luther King, Jr. Day
o    Presidents' Day
o    Good Friday
o    Memorial Day
o    Independence Day
o    Labor Day
o    Thanksgiving Day
o    Christmas Day
o    Other days when the New York Stock Exchange is not open.

Call out or sidebar:

          MINIMUM INVESTMENTS - CLASS A, CLASS B AND CLASS C SHARES (D SHARES)

          To open an account $2,000 (per Fund)
          To open an IRA account $1,000 (per Fund)

          Additional investments $100 (per Fund)
          To start an Automatic Asset
          Accumulation Plan $1,000

          Additional Investments

          (Automatic Asset Accumulation Plan) $50 Currently $25
          (Auto Asset Accumulation Plan for Money Market Fund)

          MINIMUM INVESTMENTS - INSTITUTIONAL SERVICE CLASS SHARES

          To open an account $50,000 (per Fund) Current prospectus states $25,000 for Morley Enhanced Income Fund

          Additional investments No Minimum

          MINIMUM INVESTMENTS - INSTITUTIONAL CLASS SHARES

          To open an account $1,000,000 (per Fund) Additional investments No Minimum Current prospectus states $100,000 for 6 Money Market and $25,000 for Enhanced Income

          Minimum investment requirements do not apply to certain retirement plans or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor reserves the right to waive the investment minimums under certain circumstances.

ACCOUNTS WITH LOW BALANCES - CLASS A, CLASS B, CLASS C AND CLASS D SHARES Maintaining small accounts is costly for the Fund(s) and may have a negative effect on performance. Shareholders are encouraged to keep their accounts above the Fund(s)' minimum.

o If the value of your account (Class A, Class B or Class C shares only) falls below $2000 ($1000 for IRA accounts), you are generally subject to a $5 quarterly fee. Shares from your account are sold each quarter to cover the fee, which is returned to the Fund to offset small account expenses. Under some circumstances, the Fund(s) may waive the quarterly fee.

o The Fund(s) reserve the right to sell your remaining shares and close your account if a sale of shares brings the value of your account below $2,000 ($1,000 for IRA accounts). In such cases, you will be notified and given 60 days to purchase additional shares before the account is closed.

IN-KIND PURCHASES. The Fund(s) may accept payment for shares in the form of securities that are permissible investments for the Funds.

EXCHANGING SHARES

You may exchange your Fund shares for shares of any Gartmore Fund that is currently accepting new investments as long as:

o    both accounts have the same owner,
o your first purchase in the new fund meets its minimum investment requirement,
o you purchase the same class of shares. For example, you may exchange between Class A shares of any Gartmore Funds, but may not exchange between Class A shares and Class B shares.

The exchange privileges may be amended or discontinued upon 60 days' written notice to shareholders.

Generally, there are no sales charges for exchanges of Class B, Class C, Class R, Institutional Class or Institutional Service Class shares. However,

o if you exchange from Class A shares of a Fund with a lower sales charge to a Fund with a higher sales charge, you may have to pay the difference in the two sales charges.
o if you exchange Class A shares that are subject to a CDSC, and then redeem those shares within 18 months of the original purchase, the CDSC applicable to the original fund is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange (except exchanges to Gartmore Money Market Fund.)

EXCHANGES INTO GARTMORE MONEY MARKET FUND
You may exchange between Class A, Class B, Class C or Institutional Service Class shares and the Prime Shares of the Gartmore Money Market Fund. However, if a sales charge was never paid on your Prime Shares, applicable sales charges apply to exchanges into other fund(s). In addition, if you exchange shares subject to a contingent deferred sales charge, the length of time you own Prime Shares of the Gartmore Money Market Fund is not included for purposes of determining the CDSC. Redemptions from the Gartmore Money Market Fund are subject to any CDSC that applies to the original purchase.

SELLING SHARES

You can sell or, in other words redeem, your Fund shares at any time, subject to the restrictions described below. The price you receive when you sell your shares is the net asset value (minus any applicable sales charges) next determined after the Fund's authorized intermediary or an agent of the Fund receives your properly completed redemption request. The value of the shares you sell may be worth more or less than their original purchase price depending on the market value of the Fund's investments at the time of the sale.

You may not be able to sell your Fund shares or Gartmore Funds may delay paying your redemption proceeds if:

     o the New York Stock Exchange is closed (other than customary weekend and holiday closings),
     o    trading is restricted, or
     o an emergency exists (as determined by the Securities and Exchange Commission).

Generally, the Fund will pay you for the shares that you sell within three days after your redemption request is received. Payment for shares that you recently purchased may be delayed up to 15 business days from the purchase date to allow time for your payment to clear. The Fund may delay forwarding redemption proceeds for up to seven days if the account holder:

     o    is engaged in excessive trading or
     o if the amount of the redemption request would disrupt efficient portfolio management or adversely affect the Fund.

Under extraordinary circumstances, a Fund may elect to honor redemption requests by transferring some of the securities held by the Fund directly to an account holder as a redemption in-kind. For more about Gartmore Funds' ability to make a redemption-in-kind, see the Statement of Additional Information.

The Board of Trustees of the Trust has adopted procedures for redemptions in-kind of affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund's investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the Fund's current net assets, and are designed so that such redemptions will not favor the affiliated shareholder to the detriment of any other shareholder.

CALLOUT BOX

MEDALLION SIGNATURE GUARANTEE

A medallion signature guarantee is required for sales of Class A, Class B, Class C and Class D shares in any of the following instances:

o    your account address has changed within the last 15 calendar days,

o the redemption check is made payable to anyone other than the registered shareholder,
o the proceeds are sent to a bank account not previously designated or changed within the past 10 business days,
o    the proceeds are mailed to any address other than the address of record, or
o the redemption proceeds are being wired to a bank for which instructions are currently not on your account.
A medallion signature guarantee is a certification by a bank, brokerage firm or other financial institution that a customer's signature is valid. Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion signature guarantee in other circumstances, without notice.

MAKE THIS A SEPARATE CALL-OUT SECTION

EXCESSIVE TRADING


The Funds seek to deter short-term or excessive trading (often described as "market timing"). Excessive trading (either frequent exchanges between Gartmore Funds or sales and repurchases of Gartmore Funds within a short time period) may:

     o    disrupt portfolio management strategies,
     o    increase brokerage and other transaction costs, and
     o    negatively affect fund performance.

Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in a Fund's NAV (referred to as "arbitrage market timing"). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield
(junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices.


The Funds' Board of Trustees has adopted and implemented the following policies and procedures to detect, discourage and prevent excessive short-term trading in the Funds:

Monitoring of Trading Activity

The Funds, through the investment adviser and/or subadviser and their agents, monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities. If a shareholder is found to have engaged in excessive short-term trading, the Funds may, in their discretion, as the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder's account.

Restrictions on Transactions

THE FUNDS HAVE BROAD AUTHORITY TO TAKE DISCRETIONARY ACTION AGAINST MARKET TIMERS AND AGAINST PARTICULAR TRADES. THEY ALSO HAVE SOLE DISCRETION TO:

     o RESTRICT PURCHASES OR EXCHANGES THAT THEY OR THEIR AGENTS BELIEVE CONSTITUTE EXCESSIVE TRADING.
     o REJECT TRANSACTIONS THAT VIOLATE A FUND'S EXCESSIVE TRADING POLICIES OR ITS EXCHANGE LIMITS

THE FUNDS HAVE ALSO IMPLEMENTED REDEMPTION AND EXCHANGE FEES TO DISCOURAGE EXCESSIVE TRADING AND TO HELP OFFSET THE EXPENSE OF SUCH TRADING.

In general:

o Exchanges may be limited to 12 exchanges out of a particular Fund within a rolling one-year period or an exchange equaling 1% or more of a Fund's NAV may be rejected and
o Redemption and exchange fees are imposed on certain Gartmore Funds. For these Gartmore Funds, the Gartmore Fund will assess either a redemption fee if you sell your Fund shares or an exchange fee if you exchange your Fund shares into another Gartmore Fund.

Fair Valuation

The Funds have fair value pricing procedures in place. See Section 5, Investing with Gartmore, Buying Shares, Share Pricing. By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which the Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

Despite its best efforts, Gartmore Funds may be unable to identify or deter excessive trades conducted through intermediaries or omnibus accounts that transmit aggregate purchase, exchange and redemption orders on behalf of their customers. In short, Gartmore Funds may not be able to prevent all market timing and its potential negative impact.

EXCHANGE AND REDEMPTION FEES
In order to discourage excessive trading, the Gartmore Funds impose redemption and exchange fees on certain funds if you sell or exchange your shares within a designated holding period. The exchange fee is paid directly to the fund from which the shares are being redeemed and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether an exchange fee applies, shares that were held the longest are redeemed first. If you exchange assets into a Fund with a redemption/exchange fee, a new period begins at the time of the exchange.

The following Gartmore Funds may assess the fee listed below on the total value of shares that are exchanged out of one of these Funds into another Gartmore Fund if you have held the shares of the fund with the exchange for less than the minimum holding period listed below:

                                                         EXCHANGE/      MINIMUM HOLDING
                     FUND                             REDEMPTION FEE     PERIOD (DAYS)
--------------------------------------------------    --------------    ---------------
Gartmore China Opportunities Fund                               2.00%                90
Gartmore Emerging Markets Fund                                  2.00%                90
Gartmore Global Financial Services Fund                         2.00%                90
Gartmore Global Health Sciences Fund                            2.00%                90
Gartmore Global Natural Resources Fund                          2.00%                90
Gartmore Global Technology and Communications Fund              2.00%                90
Gartmore Global Utilities Fund                                  2.00%                90
Gartmore International Growth Fund                              2.00%                90
Gartmore Micro Cap Equity Fund                                  2.00%                90
Gartmore Mid Cap Growth Fund                                    2.00%                90
Gartmore Mid Cap Growth Leaders Fund                            2.00%                90
Gartmore Small Cap Fund                                         2.00%                90
Gartmore Small Cap Growth Fund                                  2.00%                90
Gartmore U.S. Growth Leaders Long-Short Fund                    2.00%                90
Gartmore Value Opportunities Fund                               2.00%                90
Gartmore Worldwide Leaders Fund                                 2.00%                90

Gartmore Small Cap Leaders Fund                                 2.00%                90

Gartmore Focus Fund                                             2.00%                30
Gartmore Growth Fund                                            2.00%                30
Gartmore Large Cap Value Fund                                   2.00%                30
Gartmore Nationwide Fund                                        2.00%                30
Gartmore Nationwide Leaders Fund                                2.00%                30
Gartmore U.S. Growth Leaders Fund                               2.00%                30
Gartmore High Yield Bond Fund                                   2.00%                 5
Gartmore Bond Fund                                              2.00%                 5
Gartmore Tax-Free Fund                                          2.00%                 5
Gartmore Government Bond Fund                                   2.00%                 5
Gartmore S&P 500 Index Fund                                     2.00%                 5
Gartmore International Index Fund                               2.00%                 5
Gartmore Mid Cap Market Index Fund                              2.00%                 5
Gartmore Small Cap Index Fund                                   2.00%                 5
Gartmore Bond Index Fund                                        2.00%                 5
Gartmore Convertible Fund                                       2.00%                 5

Redemption and exchange fees do not apply to:

     o    Shares sold or exchanged under regularly scheduled withdrawal plans.
     o    Shares purchased through reinvested dividends or capital gains.
     o Shares sold (or exchanged into the Gartmore Money Market Fund) following the death or disability of a shareholder. The disability, determination of disability, and subsequent sale must have occurred during the period the fee applied.
     o Shares sold in connection with mandatory withdrawals from traditional IRAs after age 70-1/2 and other required distributions from retirement accounts.
     o Shares sold or exchanged from retirement accounts within 30 days of an automatic payroll deduction.
     o Shares sold or exchanged by any "Fund of Funds" that is affiliated with a Fund.

With respect to shares sold or exchanged following the death or disability of a shareholder, mandatory retirement plan distributions or sale within 30 days of an automatic payroll deduction, you must inform Customer Service or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the exception.

Only certain intermediaries have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

     o    broker wrap fee and other fee-based programs;
     o omnibus accounts where this is no capability to impose an exchange fee on underlying customers' accounts; and
     o intermediaries that do not or cannot report sufficient information to impose an exchange fee on their customer accounts.

To the extent that exchange and redemption fees cannot be collected on particular transactions and excessive trading occurs, the remaining Fund shareholders bear the expense of such frequent trading.

CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

     o    Name;
     o    Date of birth (for individuals);
     o Residential or business street address (although post office boxes are still permitted for mailing); and
     o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SECTION 6 DISTRIBUTIONS AND TAXES

The following information is provided to help you understand the income and capital gains you can earn while you own Fund shares, as well as the federal income taxes you may have to pay. The amount of any distributions varies and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice about your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS AND CAPITAL GAINS
The Fund(s) intend to distribute income dividends to you quarterly in an equity fund or monthly in a daily dividend (fixed income) fund. All income and capital gains distributions (which are paid annually) are automatically reinvested in shares of the applicable Fund. You may request a payment in cash in writing if the distribution is in excess of $5.

Dividends and capital gain distributions you receive from the Funds may be subject to Federal income tax, state taxes or local taxes:

o Any taxable dividends, as well as distributions of short-term capital gains, are federally taxable at applicable ordinary income tax rates.
o Distributions of net long-term capital gains are taxable to you as long-term capital gains.
o For individuals, a portion of the income dividends paid may be qualified dividend income eligible for long-term capital gain tax rates, provided that certain holding period requirements are met.
o For corporate shareholders, a portion of income dividends may be eligible for the corporate dividend-received deduction.
o Distributions declared in December but paid in January are taxable as if they were paid in December.

The amount and type of income dividends and the tax status of any capital gains distributed to you are reported on Form 1099, which we send to you annually during tax season (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

Distributions from the Fund(s) (both taxable dividends and capital gains) are normally taxable to you when made, regardless of whether you reinvest these distributions or receive them in cash (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax).

If you invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. This is commonly known as "buying a dividend."

GARTMORE TAX-FREE INCOME FUND

Generally, income from the Tax-Free Income Fund will be exempt from federal income taxes, although it is possible that a portion could be taxable. Any taxable distributions will be reported on Form 1099. Although the distributions may be exempt from federal income taxes, they may be subject to state and local taxes. Please be aware that income that is exempt from federal income taxes may be considered in addition to taxable income for purposes of determining whether Social Security payments received by a shareholder are subject to federal income taxes. Certain income not subject to the normal federal income tax may be subject to the federal alternative minimum tax. To determine whether a tax-free fund is right for you, please speak with your tax adviser.

SELLING AND EXCHANGING FUND SHARES
Selling your Fund shares may result in a realized capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange from one Gartmore Fund to another is the same as a sale. For individuals, any long-term capital gains you realize from selling Fund shares are taxed at a maximum rate of 15% (or 5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have.

OTHER TAX JURISDICTIONS
Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

TAX STATUS FOR RETIREMENT PLANS AND OTHER TAX-DEFERRED ACCOUNTS
When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these entities are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

BACKUP WITHHOLDING
You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 28% of any distributions or proceeds paid.

SECTION 7 FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds' financial performance for the past 5 years or, if the Fund or a class has not been in operation for the past five years, for the life of the Fund or class. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions and no sales charges). Information for the years ended October 31, 2002, 2003 and 2004 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Trust's annual reports, which are available upon request. All other information has been audited by other auditors.

GLOSSARY

Below are definitions of some important terms mentioned in this prospectus.



ASSET-BACKED COMMERCIAL PAPER
Banks, companies and other entities needing to borrow money for a short time at a low cost will issue asset-backed commercial paper. Investors earn interest on the money they lend to the entities for these short-term investment instruments (with maturities of two days to nine months), which are secured by and paid from a pool of underlying assets, such as automobile installment sales contracts, home equity loans, property leases and credit card receivables.

BASIS POINT
A basis point is the smallest unit of measure used in quoting yields on bills, notes and bonds. One hundred basis points equal 1.00%, so one basis point equals one one-hundredth of a percent, or 0.01%. A bond yield that increases from 6.50% to 7.25%, for example, is up 75 basis points.

BOND
A bond is one way for investors to earn a specified interest rate during the period of time that they loan money to an entity (a company or a government agency). At the end of the period (when the bond matures), investors receive their principal back, unless the entity defaults, which may result in a loss of principal as well as some interest payments.

DERIVATIVES
Derivatives are securities contracts that "derive" their value from the performance of an underlying financial asset, index or other investment. An option is one example of a derivative instrument; the option's value changes in relation to the price of an underlying stock. A portfolio's investments in derivative securities can affect its market exposure, duration and/or currency risk. Investors may invest in derivatives as a hedging strategy to offset potential changes in the value of other securities in their portfolios.

DURATION
Duration is a formula that was invented in the late 1930s for measuring bond price volatility based on the bond's "length." It allows for direct comparison of bonds that have different maturities and coupon rates. A bond's duration reflects its price sensitivity to changes in interest rates. Specifically, duration indicates the approximate percentage change in price for every 100-basis-point, or 1%, change in yield. A bond's value drops when interest rates rise, and vice versa. A bond with a duration of three years, for example, will experience a decline in value of about 3% for each 1% rise in interest rates, or rise about 3% in value for each 1% decline in interest rates. Bonds with longer durations have higher risk/volatility.

EARNINGS MOMENTUM
Earnings momentum is an increase in the earnings per share growth rate from one reporting period to the next

FUNDAMENTALS
When analysts and portfolio managers are making their decisions about which stocks to recommend for or include in a portfolio, they examine the fundamentals of the company that issues the stock as well as those of its market sector. Company fundamentals include management experience and competence, revenue forecasts, distribution channels, price-to-earnings (P/E) ratio, earnings per share, volume, dividends, price fluctuations, the influence of suppliers and buyers, and pressure from rival competitors. Sector fundamentals include activities such as mergers and acquisitions that might strengthen the companies within the sector, and cyclical effects that stem from the state of the overall economy in which the sector functions.

HIGH-YIELD BONDS
Bonds rated BB or lower by nationally recognized statistical rating agencies are known as high-yield bonds. Another name for them is "junk bonds." The companies who issue them are considered to be a higher credit risk, meaning that the chance of default is greater. To compensate for this increased risk, these bonds pay investors a higher yield.

INDEX
An index is an unmanaged group of securities whose overall performance is used as a standard for measuring the investment performance of stocks, bonds and/or a particular market. Many types of indexes exist; some represent entire markets, such as the U.S. stock market or bond market, and others cover market segments, such as small-capitalization stocks.

INVESTMENT-GRADE BONDS
Investment-grade bonds are those that have been rated within the four highest rating categories by a nationally recognized statistical rating agency, such as Standard & Poor's Corp. or Moody's Investors Service. Such agencies assign each bond a rating after evaluating the bond as well as the financial condition and stability of its issuer. By providing an objective assessment of a bond issuer's ability to repay principal and interest, ratings help investors to judge whether or not a bond issuer is likely to default (fail to repay the interest on or principal amount of the bond).

JUNK BONDS
Bonds that are assigned ratings below the top four rating categories by a nationally recognized rating agency such as Standard & Poor's Corp. or Moody's Investors Service are considered below-investment-grade instruments. They are commonly referred to as junk bonds. A more marketable name for these investments is high-yield bonds. They generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default (failure to repay the interest on or principal amount of the bond.)

MARKET CAPITALIZATION
Market capitalization is a way to measure the size of a company, based on the price of its common stock. A company's size is determined by multiplying the number of outstanding shares of the company's common stock by the current share price.

MARKET-WEIGHTED INDEX
A market-weighted index is one in which the weight given to each security is based on its market capitalization. In a market-weighted index, changes in the share price of a large company's common stock have a greater effect on an index than changes in the share price of a smaller company's common stock.

MATURITY
Maturity refers to the date when the principal amount of a bond is scheduled to be repaid.

MEDALLION SIGNATURE GUARANTEE
Investors who want to transfer or sell securities that they hold in physical certificate form are likely to need their signatures guaranteed before a transfer agent will accept the transactions. A Medallion signature guarantee, which includes a seal applied to the security certificates being processed, is available through a financial institution (bank, credit union, broker-dealer, etc.) that participates in one of several Medallion signature guarantee programs. The guarantee serves as written confirmation that the signature is genuine and valid; should it turn out to be a forgery, the financial institution accepts financial responsibility. The goal of the signature guarantee is to protect investors by preventing the unauthorized transfer of securities. Investors who want to avoid having to get their signatures guaranteed may choose to have their securities held in the name of their brokerage firm (also called "street name") instead of their own names.

MEDIUM-GRADE SECURITIES
Medium-grade securities are obligations that are rated in the fourth-highest rating category by any rating agency. Medium-grade securities, although considered investment-grade quality, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. The issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

MONEY MARKET FUNDS
Money market funds provide current income to investors and allow easy access to their money. Money market funds are for risk adverse investors who want to earn competitive yields on cash they may need on short notice.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities are secured by a pool of mortgage loans on real property. Investors are paid out of the interest and principal on the underlying mortgages. These securities may be issued by private issuers; U.S. government mortgage-backed securities are issued or guaranteed by the U.S. government or one of its agencies. Collateralized mortgage obligations (CMOs) are mortgage-backed bonds that involve a variety of maturity classes called tranches. For collateral, these bonds use mortgage loans or mortgage pass-through securities, such as certificates issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corp. (FHLMC). CMOs also can be issued by private lenders.

OPTION
An option is a contract in which the seller gives the buyer the right, but not the obligation, to buy or sell securities for a certain price on or before a given date. Once that date has passed, the option expires.

RULE 12B-1 FEE
A fee paid from Fund assets to cover the cost of sales, promotions, and other Fund distribution activities, as well as certain shareholder servicing costs.

SECURITIES
Securities are financial instruments that represent ownership (stocks), a debt agreement (bonds) or the rights to ownership (derivatives).

SHORT SALE
A short sale involves the sale of a security that a Fund does not own with the intent to buy the same security later at a lower price. The Fund borrows the security, delivers it to the buyer and is obligated to return the security to the lender at a later date. Investors who participate in short selling can profit if the cost of buying the borrowed security is lower than the price at the time of the initial sale.

STOCK
A stock is a type of security that signifies ownership in a corporation and represents a claim on part of the corporation's assets and earnings. An investor who owns stock in a corporation or owns one or more units in a mutual fund is called a shareholder.

The two main types of stock are common and preferred. Owners of common stock usually have the right to vote at shareholder meetings and can receive dividends that the corporation has declared. Owners of preferred stock generally do not have voting rights, but they have a higher claim on assets and earnings than do owners of common shares. For example, owners of preferred stock receive dividends before owners of common stock and have priority in the event that a corporation goes bankrupt and is liquidated.

U.S. GOVERNMENT SECURITIES
U.S. government securities include Treasury bills, notes, and bonds issued or guaranteed by the U.S. government and securities issued by U.S. government agencies, including:

     o The Federal Housing Administration, the Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, which are tracked by the full faith and credit of the United States government;
     o    The Federal Home Loan Bnaks;
     o    The Federal National Mortgage Association ("FNMA");
     o The Student Loan Marketing Association and Federal Home Loan Mortgage Corporation ("FHLMC"); and
     o    The Federal Farm Credit Banks.

BACK COVER

INFORMATION FROM GARTMORE FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents -- which may be obtained free of charge -- contain additional information about the Fund:

     o Statement of Additional Information (incorporated by reference into this Prospectus)
     o Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year)
     o    Semi-Annual Reports

To obtain any of the above documents free of charge, to request other information about a Fund or to make other shareholder inquiries, contact us at the address or number listed below.

To reduce the volume of mail you receive, only one copy of financial reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at 1-800-848-0920, or write to us at the address listed below, to request (1) additional copies free of charge, or (2) that we discontinue our practice of mailing regulatory materials together.

FOR ADDITIONAL INFORMATION CONTACT:

BY REGULAR MAIL:
Gartmore Funds
P.O. Box 182205
Columbus, Ohio 43218-2205
(614) 428-3278 (fax)

BY OVERNIGHT MAIL:
Gartmore Funds
3435 Stelzer Road
Columbus, Ohio 43219

FOR 24-HOUR ACCESS:
1-800-848-0920 (toll free) Customer Service Representatives are available
8 a.m. - 9 p.m. Eastern Time, Monday through Friday. Call after 7 p.m. Eastern Time for closing share prices. Also, visit the Gartmore Funds' website at www.gartmorefunds.com.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can obtain copies of Fund documents from the SEC
o    on the SEC's EDGAR database via the Internet at www.sec.gov,
o by electronic request publicinfo@sec.gov, in person at the SEC's Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.), or
o by mail by sending your request to Securities and Exchange Commission Public Reference Section Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents.)

THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-08495

(C) 2005 Gartmore Global Investments, Inc. All rights reserved.

GG-0000 2/05

LOOK BEYOND(SM).                                          [GRAPHIC APPEARS HERE]

SHELVED Series

Gartmore Asia-Pacific Leaders Fund
Gartmore European Fund
Gartmore OTC Fund


GARTMORE FUNDS
                                                           www.gartmorefunds.com

PROSPECTUS
March 1, 2004

[GRAPHIC APPEARS HERE]

[LOGO OF GARTMORE]

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

TABLE OF CONTENTS

FUND SUMMARIES ................................................. 2
Gartmore Asia-Pacific Leaders Fund
Gartmore European Leaders Fund
Gartmore OTC Fund

MORE ABOUT THE FUNDS .......................................... 14
Principal Investments and Techniques
Temporary Investments
Principal Investment Risks

MANAGEMENT .................................................... 17
Investment Adviser
Portfolio Management Team

BUYING, SELLING AND EXCHANGING FUND SHARES .................... 19
Choosing a Share Class
Buying Shares
Selling Shares
Distribution Plan
Exchanging Shares

DISTRIBUTIONS AND TAXES ....................................... 31
Distributions of Income Dividends
Distributions of Capital Gains
"Buying a Dividend"
Reinvesting Distributions
Selling Withholding
Tax Status for Retirement Plans and
 Other Tax-Deferred Accounts
Buying and Exchanging Fund Shares
Other Tax Information

ADDITIONAL INFORMATION ................................ BACK COVER

FUND SUMMARIES

This prospectus provides information about three funds (together, the "Funds") offered by Gartmore Mutual Funds (the "Trust"). The following sections summarize key information about the Funds, including information regarding the investment objective, principal strategies, principal risks, performance and fees for the Funds. The Funds' investment objective can be changed without shareholder approval. Use the summary to compare the Funds with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More About the Funds" beginning on page __. "You" and "your" refer to potential investors and current shareholders of the Funds.

The Fund Summary contains a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its goal or that a Fund's performance will be positive for any period of time.

A QUICK NOTE ABOUT SHARE CLASSES

The Funds have the following share classes:

Gartmore Asia-Pacific Leaders Fund

o  Class A
o  Class B
o  Class C
o  Institutional Service Class

Gartmore European Leaders Fund

o  Class A
o  Class B
o  Class C
o  Institutional Service Class

Gartmore OTC Fund

o  Class A
o  Class B
o  Class C
o  Institutional Class
o  Institutional Service Class

The fees, sales charges and expenses for each share class are different, but each share class of a particular Fund represents an investment in the same assets of that Fund. Having different share classes simply lets you choose the cost structure that's right for you.

The fees and expenses for each Fund are set forth in the Fund Summaries. For more information about which share class is right for you, see "Buying, Selling and Exchanging Fund Shares-- Choosing a Share Class" beginning on page __.

FUND SUMMARIES -- GARTMORE ASIA-PACIFIC LEADERS FUND

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks long-term capital growth.

ASIA PACIFIC LEADERS

An Asia Pacific leader is defined as an Asian company with a strong and improving franchise that is well positioned to take advantage of growth opportunities in its industry. Asia Pacific leaders include companies GGP believes have winning multinational strategies within their industries and may be domiciled in any country in the Asia Pacific area, including: Japan, Australia, New Zealand, Malaysia, China, Thailand, Indonesia, Philippines, Hong Kong, Korea, Taiwan and Singapore.

The rationale for investing in Asia Pacific leaders arises from the increasing importance of companies in the Asia Pacific area to the global economy.

Gartmore Global Asset Management Trust (GGAMT), the Fund's investment adviser, has chosen Gartmore Global Partners (GGP) as the subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities of companies in the Asia Pacific area. GGP chooses securities of companies that it considers to be "leaders". Specifically, GGP looks to identify those companies within industries with a strong and improving competitive advantage in key growth segments. The portfolio management team then identifies which of these companies it believes will have earnings growth greater than that expected by the stock markets in which the Fund's securities are traded.

The Fund aims to provide investors with the highest possible capital growth by investing in a portfolio of companies domiciled, operating or generating revenue in the Asia Pacific area. If the portfolio management team thinks that advantageous investment opportunities exist in securities of companies located in Asia Pacific area countries with emerging markets, the Fund may invest in those countries.

Because the Fund is non-diversified, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers. The Fund will typically invest in securities issued by approximately 50 companies.

The equity securities in which the Fund invests may include common stocks, preferred stocks, equity interests in investment funds or trusts, convertible securities, warrants and depositary receipts.

Because the Fund will invest in companies that demonstrate a potential for outstanding growth, it may invest in equity securities of companies of any market capitalization. Market capitalization means the number of shares of a company's stock outstanding times the price per share. Therefore, it may invest in both older, well-established companies and in small to mid-capitalization, emerging growth companies.

The Fund may also invest in securities that are not part of its principal investment strategies as described above, but it will not hold more than 10% of its assets in any one type of these securities. See the Statement of Additional Information (SAI) for a discussion of these securities.

GGP is a growth stock adviser and its investment philosophy rests on two fundamental principles:

o Growth investing can produce superior returns over the longer term, but consensus growth (or the market's expectations for earnings forecasts) tends to produce average returns. Therefore, GGP focuses on identifying companies that it believes will offer earnings growth that exceeds market expectations.
o GGP looks to sell companies where there is significant risk that earnings growth will not meet market expectations.

GGP expects that the Fund will have a portfolio turnover rate of 300% or more.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by GGP's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade decline. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

FOREIGN RISK. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. With respect to securities of companies in Asia Pacific area countries with emerging markets, the foreign securities risks are magnified since the markets in these countries tend to be less liquid, are subject to greater price volatility, have smaller market

FUND SUMMARIES -- GARTMORE ASIA-PACIFIC LEADERS FUND

capitalizations, are subject to less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

MID CAP/SMALL CAP RISK. To the extent the Fund invests in smaller, newer companies, these investments may be riskier than investments in larger, more established companies. The stocks of mid-size and smaller companies are usually less stable in price and less liquid than the stocks of larger companies.

NON-DIVERSIFIED FUND RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's net asset value and total return. Since the Fund normally holds a core portfolio of approximately 50 stocks, this risk may be increased.

PORTFOLIO TURNOVER RISK. The portfolio manager may engage in active and frequent trading of securities if he believes that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase volatility of the Fund. In addition, a higher portfolio turnover rate may cause a shareholder to have additional tax consequences as a result of owning the Fund.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page __.

PERFORMANCE

No performance information is provided because the Fund will begin operations on or about __________, 200_.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund.

                                                                                    Institutional
                                                                                          Service
Shareholder fee(1)                      Class A        Class B        Class C               Class
(paid directly from your investment)     shares         shares         shares              shares
------------------------------------   --------       --------       --------       -------------
Maximum Sales Charge
(Load) imposed upon
purchases (as a percentage
of offering price)                         5.75%(2)       None           None                None

Maximum Deferred Sales
Charge (Load) imposed on
redemptions (as a percentage
of original purchase price or
sale proceeds, as applicable)              None(3)        5.00%(4)       1.00%(5)            None

Redemption/Exchange Fee
(as a percentage of amount
redeemed or exchanged)(6)                  2.00%          2.00%          2.00%               2.00%

                                                                                    Institutional
                                                                                          Service
Annual Fund Operating Expenses          Class A        Class B        Class C               Class
(deducted from Fund assets)              shares         shares         shares              shares
------------------------------------   --------       --------       --------       -------------
Management Fees(7)                         1.00%          1.00%          1.00%               1.00%

Distribution and/or Service
(12b-1) Fees                               0.25%          1.00%          1.00%               None

Other Expenses(8)                          1.45%          1.30%          1.30%               1.06%

TOTAL ANNUAL FUND OPERATING
EXPENSES                                   2.70%          3.30%          3.30%               2.06%

----------
(1) If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

(2) As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares--Buying Shares--Class A and Class C sales charges" on page __.

(3) A contingent deferred sales charge (CDSC) of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge. See "Buying, Selling and Exchanging Fund Shares--Selling Shares--Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" on page __.

(4) A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares--Selling Shares--Contingent deferred sales charge
     (CDSC) on Class A, Class B and Class C shares" on page __.

(5) A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares--Selling Shares--Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" on page __.

(6) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged within 90 days after the date they were acquired. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See "Buying, Selling and Exchanging Fund Shares--Redemption Fees" on page __ and "Buying, Selling and Exchanging Fund Shares--Excessive Exchange Activity" on page __.

(7) Because the Fund will commence operations on or about ____________, 200_, no management fee had been paid by the Fund as of the date of this Prospectus, and the management fee presented represents the fee which is payable to GGAMT under its contract with the Fund.

(8) As a new Fund, these are estimates for the current fiscal year ending October 31, 200_. These estimates do not take into account the expense limitation agreement between the Fund and GGAMT.

(9) GGAMT and the Fund have entered into a written contract limiting operating expenses (excluding certain Fund expenses, including but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, short sale dividend expenses, Rule 12b-1 fees and administrative services fees) from exceeding 1.40% for Class A, Class B, Class C and Institutional Service Class shares. The Fund is authorized to reimburse GGAMT for management fees previously waived and/or for the cost of "Other Expenses" paid by GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Fund's ability to reimburse GGAMT in this manner only applies to fees paid or reimbursements made by GGAMT at some time within the first five years of the Fund's operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the costs of this fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and expense waivers for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 year        3 years
                                       --------       --------
Class A Shares                         $              $

Class B Shares                         $              $

Class C Shares                         $              $

Institutional Service Class Shares     $              $

You would pay the following expenses on the same investment if you did not sell your shares(1):

                                        1 year        3 years
                                       --------       --------
Class B Shares                         $              $

Class C Shares                         $              $

----------
(1) Expenses paid on the same investment in Class A and Institutional Service Class shares do not change whether or not you sell your shares.

FUND SUMMARIES -- GARTMORE EUROPEAN LEADERS FUND

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks long-term capital growth.

EUROPEAN LEADERS

A European leader is defined as a European company with a strong and improving franchise that is well positioned to take advantage of growth opportunities in its industry.

The rationale for investing in European leaders is that the Fund's portfolio provides exposure to a region comparable to the U.S. and offers the opportunity to invest in European companies that are leaders in Europe generally and may also be leaders in their industrial segment globally.

GGAMT, the Fund's investment adviser, has chosen GGP as the sub-adviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities of European companies. GGP chooses securities of companies that it considers to be "leaders". Specifically, GGP looks to identify those companies within industries with a strong and improving competitive advantage in key growth segments. The portfolio manager then identifies which of these companies she believes have earnings growth potential greater than that expected by the stock markets in which the Fund's securities are traded.

The Fund aims to provide investors with the highest possible long-term capital growth by investing in a portfolio of companies domiciled, operating or generating revenue in European markets, including the United Kingdom.

Because the Fund is non-diversified, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers. The Fund will typically invest in securities issued by approximately 30 companies.

The equity securities in which the Fund invests may include common stocks, preferred stocks, equity interests in investment funds or trusts, convertible securities, warrants and depositary receipts.

The Fund may also invest in securities that are not part of its principal investment strategies as described above, but it will not hold more than 10% of its assets in any one type of these securities. See the SAI for a discussion of these securities.

GGP is a growth stock adviser and its investment philosophy rests on two fundamental principles:

o Growth investing can produce superior returns over the longer term, but consensus growth (or the market's expectations for earnings forecasts) tends to produce average returns. Therefore, GGP focuses on identifying companies that it believes will offer earnings growth that exceeds market expectations.
o GGP looks to sell companies where there is significant risk that earnings growth will not meet market expectations.

GGP expects that the Fund will have a portfolio turnover rate of 300% or more.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that a you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by GGP's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade decline. Individual stocks and overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

FOREIGN RISK. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

NON-DIVERSIFIED FUND RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's net asset value and total return. Since this Fund normally holds a core portfolio of approximately 30 stocks, this risk may be increased.

FUND SUMMARIES -- GARTMORE EUROPEAN LEADERS FUND

PORTFOLIO TURNOVER RISK. The portfolio manager may engage in active and frequent trading of securities if he believes that doing so is in the best interest of the Fund. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase volatility of the Fund. In addition, a higher portfolio turnover rate may cause a shareholder to have additional tax consequences as a result of owning the Fund.

For more detailed information about the Fund's investments and risks, see "More About the Funds" beginning on page __.

PERFORMANCE

No performance information is provided because the Fund will begin operations on or about ______________, 200_.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund.

                                                                                    Institutional
                                                                                          Service
Shareholder Fees(1)                     Class A        Class B        Class C               Class
(paid directly from your investment)     shares         shares         shares              shares
------------------------------------   --------       --------       --------       -------------
Maximum Sales Charge
(Load) imposed upon
purchases (as a percentage
of offering price)                         5.75%(2)       None           None                None

Maximum Deferred Sales
Charge (Load) imposed on
redemptions (as a percentage
of original purchase price or
sale proceeds, as applicable)              None(3)        5.00%(4)       1.00%(5)            None

Redemption/Exchange Fee
(as a percentage of amount
redeemed or exchanged)(6)                  2.00%          2.00%          2.00%               2.00%

                                                                                    Institutional
                                                                                          Service
Annual Fund Operating Expenses          Class A        Class B        Class C               Class
(deducted from Fund assets)              shares         shares         shares              shares
------------------------------------   --------       --------       --------       -------------
Management Fees(7)                         1.00%          1.00%          1.00%               1.00%

Distribution and/or
Service (12b-1) Fees 0.25%                 1.00%          1.00%          None

Other Expenses(8)                          1.49%          1.34%          2.31%               1.10%

TOTAL ANNUAL FUND
OPERATING EXPENSES                         2.74%          3.34%          4.31%               2.10%

----------
(1) If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

(2) As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares--Buying Shares--Class A and Class C sales charges" on page __.

(3) A CDSC of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge. See "Buying, Selling and Exchanging Fund Shares--Selling Shares--Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" on page __.

(4) A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares--Selling Shares--Contingent deferred sales charge
     (CDSC) on Class A, Class B and Class C shares" on page __.

(5) A CDSC of 1% is charged when you sell Class C shares within the first year after purchase. See "Buying, Selling and Exchanging Fund Shares-- Selling Shares--Contingent deferred sales charge (CDSC) on Class A, Class B and Class C shares" on page __.

(6) A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged within 90 days after the date they were acquired. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See "Buying, Selling and Exchanging Fund Shares--Redemption Fees" on page __ and "Buying, Selling and Exchanging Fund Shares--Excessive Exchange Activity" on page __.

(7) Because the Fund will commence operations on or about ____________, 200_, no management fee had been paid by the Fund as of the date of this Prospectus, and the management fee presented represents the fee which is payable to GGAMT under its contract with the Fund.

(8) As a new Fund, these are estimates for the current fiscal year ending October 31, 200_. These estimates do not take into account the expense limitation agreement between the Fund and GGAMT.

(9) GGAMT and the Fund have entered into a written contract limiting operating expenses (excluding certain Fund expenses, including but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, short sale dividend expenses, Rule 12b-1 fees and administrative services fees) from exceeding 1.40% for Class A, Class B, Class C and Institutional Service Class shares. The Fund is authorized to reimburse GGAMT for management fees previously waived and/or for the cost of "Other Expenses" paid by GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Fund's ability to reimburse
     GGAMT in this manner only applies to fees paid or reimbursements made by GGAMT at some time within the first five years of the Fund's operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and expense waivers for one year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

FUND SUMMARIES -- GARTMORE EUROPEAN LEADERS FUND

                                        1 year        3 years
                                       --------       --------
Class A Shares                         $              $

Class B Shares                         $              $

Class C Shares                         $              $

Institutional Service Class Shares     $              $

You would pay the following expenses on the same investment if you did not sell your shares(1):

                                        1 year        3 years
                                       --------       --------
Class B Shares                         $              $

Class C Shares                         $              $

----------
(1) Expenses paid on the same investment in Class A and Institutional Service Class shares do not change whether or not you sell your shares.

FUND SUMMARIES -- GARTMORE OTC FUND

OBJECTIVE AND PRINCIPAL STRATEGIES

THE OTC MARKET

The OTC market is a network of telephone lines and a computerized quotation system through which securities trades can be made. OTC securities are securities which are principally traded on the OTC market; however, OTC securities can also be listed for trading on a domestic or foreign exchange. Currently the four OTC markets are the NAS-DAQ (U.S.), JASDAQ (Japan), EASDAQ (Europe) and KOSDAQ (Korea).

EMERGING GROWTH COMPANIES

Gartmore believes emerging growth companies are those companies that have a strong franchise in a dynamic industry.

The Fund seeks long term capital growth by investing primarily in equity securities of U.S. and foreign companies that are traded in over-the-counter
(OTC) markets.

Gartmore Global Asset Management Trust (GGAMT), the Fund's investment adviser, has chosen Gartmore as a sub-adviser to manage the remainder of the Fund's portfolio. To achieve its objective, the Fund invests at least 65%, if not more, of its total assets in equity securities of U.S. and foreign companies that are traded in the OTC market. The Fund also invests in U.S. and foreign emerging growth companies whose securities are traded on a securities exchange. The Fund may also invest 25% or more of its assets in companies in any one industry including technology and communications related industries. Companies in the technology and communications related industries may include, for example, companies that develop, produce and distribute products or services in the computer, semi-conductor, electronic, communications, health-care and bio-technology sectors. Regions or countries and companies are selected that are believed to have the potential to exceed market growth expectations.

The Fund invests primarily in equity securities which may include common stocks, preferred stocks, equity interests in foreign investment funds or trusts, convertible securities, and depositary receipts. The Fund will invest primarily in OTC companies across the market spectrum and small and mid-sized emerging growth companies.

The Fund may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

Gartmore is a growth stock adviser and its investment philosophy rests on two fundamental principles:

o Growth investing can produce superior returns over the longer term, but consensus growth (or the market's expectations for earnings forecasts) tends to produce average returns. Therefore, Gartmore focuses on identifying companies that it believes offer earnings growth that exceeds market expectations.
o Gartmore looks to sell companies where there is significant risk that earnings growth will not meet market expectations.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by Gartmore's ability to assess economic conditions and investment opportunities.

FOREIGN RISK. Investments in foreign securities involve special risks which are not associated with domestic investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which they trade go down. Individual stocks and the overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

OTC MARKET RISKS. Companies whose securities are traded in the OTC markets generally have small market capitalizations or are newer companies than those listed on the NYSE or the American Stock Exchange. OTC companies often have limited product lines, or relatively new products or services, and may lack established markets, depth of experienced management or financial resources. As a result, the securities of these companies may have limited marketability and may be more volatile in price than securities of larger capitalized or more well-known companies.

In addition to these general risks, the liquidity and trading patterns of securities quoted on the EASDAQ, JASDAQ, or KOSDAQ markets may be substantially different from those of securities quoted on the NASDAQ. These OTC markets are relatively new quotation systems and only a small number of issuer's shares are quoted on these exchanges. As a result, historical trading prices may not be indicative of the prices at which securities listed on these exchanges will trade in the future. In addition, these exchanges have relatively low

FUND SUMMARIES -- GARTMORE OTC FUND

trading volumes for the stocks which they list. Hence, the price at which stocks will trade on the EASDAQ, JASDAQ or KOSDAQ may be subject to significant price fluctuations.

SMALL CAP RISK. The Fund's investments in the securities of smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of smaller companies are usually less stable in price and less liquid than the stocks of larger companies.

CONCENTRATION RISK. The Fund may invest 25% or more of its assets in companies in any one industry. This ability to invest in a more concentrated range of securities than other mutual fund, increases the risk and potential of the Fund. With a concentrated portfolio of securities, it is possible that the Fund could have returns that are significantly more volatile than broadbased market indices and other more diversified mutual funds due to the market movement of the particular industry or concentration.

DERIVATIVES RISK. The Fund may invest in derivatives. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. An over-the-counter derivative contract presents default risks if the party which has contracted with the Fund fails to fulfill their obligations. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivative contracts. Lastly, changes in the value of derivative contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

For more detailed information about the Fund's investments and risks, see "More About the Fund" beginning on page __.

PERFORMANCE

No performance information is provided because the Fund did not commence operations until _____________, 200_.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund.

                                                                                    Institutional
Shareholder Fees(1)                                                                       Service     Institutional
(paid directly from your                Class A        Class B        Class C               Class             Class
investment)                              shares         shares         shares              shares            shares
------------------------------------   --------       --------       --------       -------------     -------------
Maximum Sales Charge
(Load) imposed upon
purchases (as a
percentage of
offering price)                            5.75%(2)       None           None                None              None

Maximum Deferred
Sales Charge (Load)
imposed on redemptions
(as a percentage of
original purchase price
or sale proceeds, as
applicable)                                None(3)        5.00%(4)       1.00%(5)            None              None

Annual Fund Operating                                                               Institutional
Institutional                                                                             Service
Expenses (deducted from                 Class A        Class B        Class C               Class             Class
Fund assets)                             shares         shares         shares              shares            shares
------------------------------------   --------       --------       --------       -------------     -------------
Management Fees(6)                         1.00%          1.00%          1.00%               1.00%             1.00%

Distribution and/or
Service (12b-1) Fees                       0.25%          1.00%          1.00%               None              None

Other Expenses(7)                          1.06%          0.91%          0.91%               0.98%             0.83%

TOTAL ANNUAL FUND
OPERATING EXPENSES                         2.31%          2.91%          2.91%               1.98%             1.83%

----------
(1) If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

(2) As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares--Buying Shares--Class A sales charges" on page __.

(3) A CDSC of up to 1% may be imposed on certain redemptions of Class A shares purchased without a sales charge. See "Buying, Selling and Exchanging Fund Shares--" Selling Shares--Contingent Deferred Sales Charge (CDSC) on Class A, Class B and Class C shares on page __."

(4) A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares--Selling Shares--Contingent deferred sales charge
     (CDSC), on Class A, Class B and Class C shares" on page __.

(5) A CDSC of 1% is charged when you sell Class C shares within the first year after purchase.

FUND SUMMARIES -- GARTMORE OTC FUND

(6) Because the Fund will commence operations on or about ____________, 200_, no management fee had been paid by the Fund as of the date of this Prospectus, and the management fee presented represents the fee which is payable to GGAMT under its contract with the Fund.

(7) As a new Fund, these are estimates for the current fiscal year ending October 31, 200_. These estimates do not take into account the expense limitation agreement between the Fund and GGAMT.

(8) GGAMT and the Fund have entered into a written contract limiting operating expenses (excluding certain Fund expenses, including but not limited to, any taxes, interest, brokerage fees, extraordinary expenses, short sale dividend expenses, Rule 12b-1 fees and administrative services fees) from exceeding 1.80% for Class A shares, 2.40% for Class B and C shares, 1.47% for Institutional Service Class shares and 1.32% for Institutional Class shares. The Fund is authorized to reimburse GGAMT for management fees previously waived and/or for the cost of "Other Expenses" paid by GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Fund's ability to reimburse GGAMT in this manner only applies to fees paid or reimbursements made by GGAMT at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the costs of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and expense waivers for only one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                        1 year        3 years
                                       --------       --------
Class A Shares                             $___           $___

Class B Shares                             $___           $___

Class C Shares                             $              $

Institutional Service Class Shares         $___           $___

Institutional Class Shares                 $___           $___

You would pay the following expenses on the same investment if you did not sell your shares(1):

                                        1 year        3 years
                                       --------       --------
Class B Shares                             $___           $___

Class C Shares                             $              $

----------
(1) Expenses paid on the same investment in Class A, Institutional Class and Institutional Service Class shares do not change whether or not you sell your shares.

MORE ABOUT THE FUNDS

PRINCIPAL INVESTMENTS AND TECHNIQUES

The Funds may use the following additional principal investments and techniques described below to increase returns, protect assets or diversify investments. As with any mutual fund, there can be no guarantee that a Fund will meet its goals or that its performance will be positive for any period of time.

The Statement of Additional Information (SAI) contains additional information about the Funds, including the Funds' other investment techniques. To obtain a copy of the SAI, see the back cover.

TEMPORARY INVESTMENTS

Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if the Fund's adviser or subadviser believes that business, economic, political or financial conditions warrant, a Fund, subject to the Fund's permitted investments, may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. Government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Portfolio may invest directly; and (5) subject to the limits of the 1940 Act; shares of other investment companies (which may include affiliates of the Fund) that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

PREFERRED STOCK (ALL FUNDS). Holders of preferred stocks normally have the right to receive dividends at a fixed rate but do not participate in other amounts available for distribution by the issuer. Dividends on preferred stock may be cumulative, and cumulative dividends must be paid before common shareholders receive any dividends. Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible securities may be subordinated to other preferred stock of the same issuer.

CONVERTIBLE SECURITIES (ALL FUNDS). Convertible securities-also known as convertibles-include bonds, debentures, notes, preferred stocks, and other securities. Convertibles are a hybrid security that have characteristics of both bonds and stocks. Like bonds, they pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stocks.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as an underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than the common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a good source of dependable income. Therefore, if interest rates increase and "newer," better-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar nonconvertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency, or they are not rated at all.

DERIVATIVES (ALL FUNDS). A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives are available based on the performance of assets, interest rates, currency exchange rates, and various domestic foreign indexes. Derivatives afford leverage and can also be used in hedging portfolios.

DEPOSITARY RECEIPTS (ASIA PACIFIC, EUROPEAN LEADERS, GLOBAL SMALL COMPANIES, OTC
FUND). The Fund may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs) (collectively, depositary receipts). Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by

MORE ABOUT THE FUNDS

a foreign corporation. GDRs, EDRs, and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or United States corporation. Depositary receipts which are not denominated in U.S. dollars will be subject to foreign currency exchange rate risks. Certain depositary receipts may not be listed on an exchange and therefore may be considered illiquid securities.

REITs (GLOBAL SMALL COMPANIES). The Fund may invest in real estate investment trusts (REITs). REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs.

REITs involve certain risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others, possible declines in the value of real estate, possible lack of availability of mortgage funds, and extended vacancies of properties. Mortgage REITs are also subject to prepayment risk. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans and the mortgage-backed securities may be paid off sooner than anticipated.

WARRANTS (ALL FUNDS). A warrant is a security that gives the holder of the warrant the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

PRINCIPAL INVESTMENT RISKS

SMALL CAP RISK (GROWTH FOCUS FUND). Historically, the securities of small cap companies have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of small cap companies to changing economic conditions. In addition, small cap companies may:

o  lack depth of management
o  lack a proven track record
o  be unable to generate funds necessary for growth or development
o be developing or marketing new products or services for which markets are not yet established and may never become established
o  market products or services which may become quickly obsolete

Small cap companies in the technology and biotechnology industries may be subject to abrupt or erratic price movements. Therefore, while small cap companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

FOREIGN RISK (ALL FUNDS). Foreign security investing involves special risks not presented by U.S. investing that can increase the chances that the Fund will lose money.

o COUNTRY. General securities market movements in any country in which the Fund has investments are likely to affect the value of the Fund's securities that trade in that country. These movements will affect the Fund's share price and the Fund's performance. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the U.S. The risk of investing in these countries include the possibility of the imposition of exchange controls, currency devaluation, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.
o FOREIGN MARKETS. Because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may make it difficult for the Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities often are higher in foreign countries than they are in the U.S. This reduces the amount the Fund can earn on its investments.
o GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. The Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the U.S. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for the Fund's portfolio manager to completely and accurately determine a company's financial condition.
o CURRENCY. A significant portion of the Fund's investments will generally be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund's share price. Generally, when the U.S.

MORE ABOUT THE FUNDS

   dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.

SMALL CAP RISK (ASIA PACIFIC, OTC FUND, GLOBAL SMALL COMPANIES). Historically, the securities of small companies have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of small cap companies to changing economic conditions. In addition, small cap companies may:

o  Lack depth of management.
o  Lack a proven track record.
o  Be unable to generate funds necessary for growth or development.
o Be developing or marketing new products or services for which markets are not yet established and may never become established.
o  Market products or services which may become quickly obsolete.

Certain small cap companies in which the Fund invests may be in the technology related and biotechnology industries. Small cap companies in these industries may be subject to more abrupt or erratic price movements than small cap stocks in other industries. Therefore, while small cap companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

MANAGEMENT

INVESTMENT ADVISER -- ALL FUNDS

Gartmore Global Asset Management Trust (GGAMT), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the assets and supervises the daily business affairs of each of the Funds. GGAMT was organized in July 2000, and advises mutual funds and other institutional separate accounts. As of December 31, 200_, GGAMT and its affiliates had approximately $__ billion in assets under management of which $__ million was managed by GGAMT.

Each Fund pays GGAMT a management fee, which is based on the Fund's average daily net assets as follows:

Fund                                        Fee
----------------------------------      --------
Gartmore Asia Pacific Leaders Fund         1.00%

Gartmore European Leaders Fund             1.00%

Gartmore OTC Fund                          1.00%

SUBADVISER -- ALL FUNDS EXCEPT NATIONWIDE GROWTH FOCUS FUND

Gartmore Global Partners (Gartmore), 121 W. Trade Street, Suite 3030, Charlotte, NC is the subadvisor to the Fund. Subject to the supervision of GGAMT and the Trustees, Gartmore will manage the Fund's assets in accordance with the Fund's investment objective and strategies. Gartmore makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

Gartmore is a global asset manager dedicated to serving the needs of U.S. based investors. Gartmore was formed in 1995 as a registered investment adviser and, as of December 31, 200_, manages more than $__ billion in assets.

Out of its management fee, GGAMT pays GGP an annual subadvisory fee, based on the Funds' average daily net assets, as follows:

Fund                                        Fee
----------------------------------     --------
Gartmore Asia Pacific Leaders Fund         0.50%

Gartmore European Leaders Fund             0.50%

Gartmore OTC Fund                          0.50%

Gartmore takes a team approach to portfolio construction, allowing investors to benefit from the skills of all the members of the team, not just one investment manager.

PORTFOLIO MANAGEMENT TEAM -- GARTMORE ASIA PACIFIC LEADERS FUND

Specialists from the Japanese equities and the GGP Pacific and Emerging Markets teams will be responsible for the portfolio management for the Gartmore Asia Pacific Leaders Fund. In that capacity they are responsible for the day-to-day management of the Fund, including the selection of the Fund's investments.

PORTFOLIO MANAGER -- GARTMORE EUROPEAN LEADERS FUND

Ann Steele, part of the GGP European Equity team, is the portfolio manager for the Gartmore European Leaders Fund. In that capacity, she is primarily responsible for the day-to-day management of the Fund.

Ms. Steele joined GGP as an investment manager on the European Equity Team in 1993. She has specific responsibility for the German and United Kingdom markets.

PORTFOLIO MANAGEMENT TEAM -- GARTMORE OTC FUND

Nicholas Ford of Gartmore's U.S. Equity Team manages the Gartmore OTC Fund with support from day-to-day management of the Fund, including the selection of the Fund's investments. Mr. Ford joined Gartmore as an investment manager on the Gartmore U.S. Equities Team in 1998. Mr. Ford served as an investment manager for Clerical Medical in London from November 1996 to December 1997 and also as an investment manager for Sun Alliance from 1995 to 1996.

Bill McVail, Senior Equity Portfolio Manager of Turner is the lead manager of the Turner Small Cap Growth Fund and co-manager of the Turner MidCap Growth, Turner Micro Cap Growth and Turner Top 20 Funds. Mr. McVail joined Turner in 1998. Prior to 1998, he was Portfolio Manager at PNC Equity Advisers. He has 11 years of investment experience.

BUYING, SELLING AND EXCHANGING FUND SHARES

CHOOSING A SHARE CLASS

As noted in the Fund Summaries, each Fund offers four different share classes to give investors different price and cost options. Class A, Class B and Class C shares of the Funds are available to all investors; Institutional Service Class shares are available to a limited group of investors.

The following sales charges will generally apply:

Front-end Sales Charge when you purchase:
          Class A sha
          Class C sha

Contingent Deferred Sales Charge (CDSC)*:
          Class B shares if you sell your shares within six years of purc Class C shares if you sell your shares within one year of purchase

No Sales Charges on Institutional Class or Institutional Service Class shares

Sales charges as paid to the Funds' distributor which either retains them or pays them to a selling representative. Gartmore Distribution Services, Inc. is the Fund's distributor (the "Distributor").

Class A, Class B and Class C shares each pay distribution and/or service fees under a Distribution Plan. These fees are retained by the Distributor or paid by the Distributor to brokers for distribution and shareholder services.

Class A and Institutional Service Class shares may also pay administrative service fees. These fees are paid to brokers and other entities who provide administrative support services to the beneficial owners of Class A and Institutional Service Class shares.

If you want lower annual fund expenses, Class A shares may be right for you, particularly if you qualify for a reduction or waiver of sales charges. If you do not want to pay an up-front-end sales charge, and you anticipate holding your shares for the long term, Class B shares may be more appropriate. If you wish to pay a lower up-from sales charge than you would for Class A share and are uncertain as to how long you may hold your shares, Class C shares may be right for you. The Funds reserve the right to reject an order in excess of $250,000 for Class B shares or $1,000,000 or more for Class C shares and an order for Class B shares for Individual Retirement Accounts (IRA accounts) for shareholders 70 1/2 years old and older.

WHEN CHOOSING A SHARE CLASS, CONSIDER THE FOLLOWING:

Class A shares                         Class B shares                           Class C shares
-----------------------------------    ----------------------------------       --------------------------------------
Front-end sales charge means that a    No front-end sales charge, so your       Front-end sales charge means that a
portion of your initial investment     full investment immediately goes         portion of your initial investment
goes toward the sales charge, and      toward buying shares                     goes toward the sales charge and is
is not invested                                                                 not invested. Front-end sales
                                                                                charge on Class C is lower than
                                                                                Class A

Reductions and waivers of the sales    No reductions of the CDSC                Like Class B shares, no reductions
charge available                       available, but waivers available         of the CDSC are available, but
                                                                                waivers are available

Lower expenses than Class B and        Higher distribution and service          Higher distribution and service
Class C shares mean higher             fees than Class A shares mean            fees than Class A shares mean
dividends per share                    higher fund expenses and lower           higher fund expenses and lower
                                       dividends per share                      dividends per share

Conversion features are not            After seven years, Class B shares        Unlike Class B shares, Class C
applicable                             convert into Class A shares, which       shares do not automatically convert
                                       reduces your future fund expenses        into another class

No sales charge when shares are        CDSC if shares are sold within six       CDSC of 1% is applicable if shares are
sold back to the Fund(1)               years: 5% in the first year, 4% in       sold in the first year after purchase
                                       the second, 3% in the third and
                                       fourth years, 2% in the fifth, and
                                       1% in the sixth year

No maximum investment limit            Investments of $250,000 or more          Investments of $1,000,000 or more may
                                       may not be permitted(2)                  not be permitted(3)

----------
(1) A CDSC of up to 1% may be charged on certain redemptions of Class A shares purchased without a sales charge.
(2)  This limit was calculated based on a seven year holding period.
(3)  This limit was calculated based on a one year holding period.

BUYING, SELLING AND EXCHANGING FUND SHARES

For investors who are eligible to purchase Institutional Service Class or Institutional Class shares, the purchase of such shares will be preferable to purchasing Class A, Class B or Class C Shares.

WHO CAN BUY INSTITUTIONAL SERVICE CLASS SHARES

The Institutional Service Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and roll-over individual retirement accounts from such plans
o tax-exempt employee benefit plans for which third party administrators provide recordkeeping services and are compensated by the Fund for such services
o a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Institutional Service Class shares, where the investment is part of a program that collects an administrative service fee
o registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated by the Fund for services it provides
o life insurance separate accounts to fund the benefits of variable annuity contracts issued to governmental entities as an investment option under their deferred compensation plans as defined under Section 457 of the Internal Revenue Code (the Code) or qualified plans adopted pursuant to Section 401(a) of the Code.

WHO CAN BUY INSTITUTIONAL CLASS SHARES

The Institutional Class shares are available for purchase only by the following:

o  funds of funds offered by the Distributor or other affiliates of Gartmore
   Funds
o tax-exempt employee benefit plans if no third party administrator for the plan receives compensation from the Funds
o Institutional advisory accounts of GGAMT or its affiliates and those having client relationships with an affiliate of GGAMT, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts
o a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing Institutional Class shares, where the investment is not part of a program that requires payment to the financial institution of a Rule 12b-1 or administrative service fee
o registered investment advisers investing on behalf of institutions and high net-worth individuals where the adviser is compensated for services it provides exclusively from its clients for such advisory services

BUYING, SELLING AND EXCHANGING FUND SHARES

BUYING SHARES

MINIMUM INVESTMENTS--CLASS A, CLASS B AND CLASS C SHARES

To open an account (per Fund)                      $     1,000

Through the Automatic Asset
Accumulation plan per transaction                  $        25

Additional investments (per Fund)                  $       100

MINIMUM INVESTMENT--INSTITUTIONAL SERVICE CLASS

To open an account (per Fund)                      $    50,000

Additional investments                                    None

INSTITUTIONAL CLASS SHARES

To open an account (per Fund)                      $ 1,000,000

Additional investments                                    None

If you purchase shares through an account at a broker different minimum account requirements may apply. These minimum investment requirements do not apply to certain retirement plans. Call 1-800-848-0920 for more information.

Purchase price. The purchase or "offering" price of each share of a Fund is its "net asset value" (NAV) next determined after the order is received, plus any applicable sales charge. A separate NAV is calculated for each class of the Fund. Generally, the NAV is based on the market value of the securities owned by the Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities owned by the Fund, allocated to such class, less liabilities allocable to such class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The Fund does not calculate NAV on the following days:

o  New Year's Day
o  Martin Luther King, Jr. Day
o  Presidents' Day
o  Good Friday
o  Memorial Day
o  Independence Day
o  Labor Day
o  Thanksgiving Day
o  Christmas Day
o  Other days when the New York Stock Exchange is not open.

The Funds reserve the right not to determine an NAV when:

o  It has not received any orders to purchase, sell or exchange shares.
o  Changes in the value of the Fund's portfolio do not affect the NAV.

If current prices are not available for a security, or if Gartmore SA Capital Trust (GSA), as the Fund's administrator, or its agent, determines a price does not represent fair value, a Fund's investments may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of a Fund's investments may change on days when shares cannot be purchased or redeemed.

IN-KIND PURCHASES. Each Fund reserves the right to accept payment for shares in the form of securities that are permissible investments for the Funds.

CLASS A SALES CHARGES

The chart below shows the Class A sales charges, which decrease as the amount of your investment increases.

CLASS A SHARES

                                      Sales Charge            Dealer
                                         as a               Commission
                                     percentage of            as a
                                 ----------------------    percentage of
                                 Offering        Amount      Offering
Amount of purchase                Price         Invested      Price
------------------------------------------------------------------------
Less than $50,000                 5.75%          6.10%        5.00%

$50,000 to $99,000                4.75           4.71         4.00

$100,000 to $249,000              3.50           3.63         3.00

$250,000 to $499,999              2.50           2.56         2.00

$500,000 to $999,999              2.00           2.04         1.25

$1 million or more                None           None         None

CLASS C SALES CHARGES

Sales of Class C shares will be charged a sales charge of 1.00% of the offering price (1.01% of the amount invested).

CLASS A FINDERS' FEES AVAILABLE FOR PURCHASE PRIOR TO MARCH 1, 2003

For certain sales of Class A shares at net asset value to employer sponsored retirement plans (other than those investing in a Fund through a variable insurance product) which are subject to a CDSC as described below, the Funds will pay a finder's fee to the dealer at the time of purchase. For the dealer to be eligible for the finder's fee, the following requirements apply:

o The purchase of shares must be made by one employer-sponsored retirement plan within a twelve month period from the initial purchase of any Gartmore Funds Class A shares.
o  The purchase can be made in any combination of Gartmore Funds.
o The employer sponsored plan will be subject to a CDSC for shares redeemed in any employer initiated redemption within the

BUYING, SELLING AND EXCHANGING FUND SHARES

   first three years of purchase (the applicable CDSC will be charged as described below).

If these conditions are met, a finder's fee will be paid on the purchase at the following rates:

o 1.00% for sales of the Gartmore Funds of $1 million and more but less than $3 million.
o 0.50% for sales of the Gartmore Funds of $3 million and more but less than $50 million.
o  0.25% for sales of the Gartmore Funds of $50 million or more.

REDUCTION AND WAIVER OF CLASS A SALES CHARGES

Shareholders can reduce or eliminate Class A shares' initial sales charge through one or more of the discounts described below:

o An increase in the amount of your investment. The table above shows how the sales charge decreases as the amount of your investment increases.
o Family Member Discount. Members of your family who live at the same address can combine investments in the Gartmore Funds (except purchases of the Gartmore Money Market Fund), possibly reducing the sales charge.
o Lifetime Additional Discount. You can add the value of any of the Gartmore Funds Class A shares (except the Gartmore Money Market Fund) you already own with the value of the shares you are purchasing, which may reduce the applicable sales charge.
o Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any member of the Nationwide Insurance Enterprise to purchase Class A shares, you will pay one-half of the published sales charge if you make your investment 60 days after receiving the proceeds.
o No sales charge on a repurchase. If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A shares that you buy within 30 days of selling Class A shares of an equal or lesser amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and your reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.
o Letter of Intent Discount. State in writing that during a 13-month period you or a group of family members who live at the same address will purchase or hold at least $50,000 in Class A shares (excluding the Gartmore Money Market
   Fund) and your sales charge will be based on the total amount you intend to invest. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of a Fund; it is merely a statement of intent. Call 1-800-848-0920 for more information.

WAIVER OF CLASS A SALES CHARGES

The Class A sales charges will be waived for the following purchases:

o Any person purchasing through an account with an unaffiliated brokerage firm that has an agreement with the Distributor, to waive sales charges for those persons.
o Directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Distributor.
o Any person who pays for the shares with the proceeds of a sale of non-Gartmore fund shares. To qualify, you must have paid an initial sales charge or CDSC on the shares sold. You must purchase the Class A shares within 60 days of the sale, and you must request the waiver when you purchase the Class A shares (the Funds may require evidence that you qualify for this waiver).
o Employer-sponsored retirement plans, including pension, profit sharing or deferred compensation plans which are qualified under sections 401(a), 403(b) or 457 of the Internal Revenue Code.
o Trustees and retired Trustees of Gartmore Mutual Funds (including its predecessor Trusts).
o Directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives (including mother, father, brothers, sisters, grandparents and grandchildren) and immediate relatives of deceased employees of any member of Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of GMF, GGAMT and GSA and their affiliates.
o Directors, officers, full-time employees, their spouses, children or immediate relatives and immediate relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance and Nationwide Financial companies from time to time (including but not limited to, Farmland Insurance Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farmers' Association, Ruralite Services, Inc., and Southern States Cooperative).

Additional investors eligible for sales charge waivers may be found in the SAI.

WAIVER OF CLASS C SALES CHARGES

Both the front-end sales charges and the CDSC applicable to Class C shares will be waived for sales to retirement plans offered by Nationwide Trust Company. In addition, the front-end sales charge applicable to Class C shares will be waived for any person purchasing through an account with an [unaffiliated] brokerage firm that has an agreement with the Distributor to waive the front-end sales charges for those persons.

BUYING, SELLING AND EXCHANGING FUND SHARES

CONVERSION OF CLASS B SHARES

After you have held your Class B shares for seven years, we will automatically convert them into Class A shares (without charge), which carry the lower 12b-1 fee. We will also convert any Class B shares that you purchased with reinvested dividends and other distributions for those shares at that time. Remember, because the NAV of Class A shares is usually higher than the NAV of Class B shares, you may receive fewer Class A shares than the number of Class B shares converted, but the total dollar value will be the same. We do the conversion on the first business day of the month following the seventh anniversary of the date of your purchase.

HOW TO PLACE YOUR PURCHASE ORDER

If you wish to purchase Class A, Class B or Class C shares, you may purchase them using one of the methods described below. When you buy shares, be sure to specify the class of shares. If you don't choose a class, your investment will be made in Class A shares. Eligible entities wishing to purchase Institutional Service Class or Institutional Class shares should contact Customer Service at 1-800-848-0920 for information regarding such purchases.

BY MAIL. Complete and mail the application with a personal check made payable to Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205. Payment must be made in U.S. dollars only and drawn on a U.S. bank. The Fund will not accept third-party checks or money orders.

BY WIRE. You can request that your bank transmit funds (federal funds) by wire to the Fund's custodian bank. In order to use this method, you must call Customer Service at 1-800-848-0920 by 4 p.m. Eastern Time, and the wire must be received by the custodian bank by the close of business on the day you placed your order or your order will be cancelled. You may be liable for any loss to a Fund resulting from the cancellation. Please note that your bank may charge a fee to wire funds. If you choose this method to open your account, you must call our toll-free number before you wire your investment, and you must then complete and fax the application.

BY TELEPHONE. Call 1-800-848-0920, our automated voice-response system, 24 hours a day, seven days a week, for easy access to mutual fund information. You can choose from a menu of choices to conduct transactions and hear Fund price information, mailing and wiring instructions and other mutual fund information. You must complete the appropriate section of the application to use the automated voice-response system to make purchases.

THROUGH AN AUTHORIZED BROKER. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you purchase through such a broker, your order will be priced at the NAV next determined after your broker or its designated intermediary accepts it. Contact your broker to determine whether it has an established relationship with the Distributor.

ON-LINE. Log on to our website www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can download a Fund prospectus or receive information on all of our funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on this website at any time, in which case you may continue to buy shares by mail, wire, telephone or through an authorized broker as described in this Prospectus.

ADDITIONAL SHAREHOLDER SERVICES

Shareholders are entitled to a wide variety of services by contacting:

GARTMORE FUNDS                                   1-800-848-0920

Our customized voice-response system, available 24 hours a day, seven days a week

CUSTOMER SERVICE                                 1-800-848-0920

Representatives are available to answer questions between 8 a.m. and 9 p.m. Eastern Time (Monday through Friday).

For additional information on buying shares and shareholder services, call Customer Service or contact your sales representative.

SELLING SHARES

Properly completed orders contain all necessary paperwork to authorize and complete the transaction. The Fund may require all account holder signatures, updated account registration and bank account information and, depending on circumstances, a signature guarantee.

You can sell or, in other words, redeem your shares of a Fund at any time, subject to certain restrictions described below. The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after the appropriate Fund receives your properly completed order to sell in their offices in Columbus, Ohio. Of course, the value of the shares you sell may be more or less than their original purchase price depending upon the market value of a Fund's investments at the time of the sale.

Generally, we will pay you for the shares that you sell within three days after receiving your order to sell. Payment for shares you recently purchased by check may be delayed until the check clears, which may take up to 10 business days from the date of your purchase.

BUYING, SELLING AND EXCHANGING FUND SHARES

If you sell shares of any class in an amount exceeding $250,000 or 1% of the net asset value of a Fund, under extraordinary circumstances a Fund may elect to honor your request by transferring some of the securities held by the Fund directly to you. For more information about the Funds' ability to make such a redemption in kind, see the SAI.

RESTRICTIONS ON SALES

You may not be able to sell your shares of the Fund or the Fund may delay paying you the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists.

SIGNATURE GUARANTEE -- CLASS A, CLASS B AND CLASS C SHARES

A signature guarantee is required under the following circumstances:

o  If a redemption is over $100,000.
o  If your account registration has changed within the last 10 business days.
o If the redemption check is made payable to anyone other than the registered shareholder.
o If the proceeds are sent to a bank account not previously designated or changed within the past 10 business days.
o  If the proceeds are mailed to an address other than the address of record.

The Fund reserves the right to require a signature guarantee in other circumstances, without notice.

CONTINGENT DEFERRED SALES CHARGE (CDSC) ON CLASS A, CLASS B AND CLASS C SHARES

You must pay a CDSC if you sell Class B shares within six years of purchase, unless you are entitled to a waiver. The sales charge applies if your sale causes the value of Class B shares in your account to fall below the total amount of all purchases of Class B shares you made during the preceding six years. The amount of the sales charge will decrease as illustrated in the following chart:

                     1       2       3       4       5       6    7 years
Sale within       year   years   years   years   years   years    or more
-------------------------------------------------------------------------
Sales charge         5%      4%      3%      3%      2%      1%        0%

For certain sales to employer-sponsored retirement plans prior to March 2, 2003, a different CDSC may be applicable. Specifically, under certain circumstances, employer-sponsored retirement plans investing in Class A shares without a sales charge and for which a finder's fee has been paid (other than those investing in a Fund through variable insurance products) may be charged a CDSC if shares are redeemed within three years after purchase. The CDSC will be 1% for the first year, 0.50% for the second year and 0.25% for the third year.

With respect to Class C shares, you must pay a CDSC of 1% if you sell your Class C shares within the first year after you purchased them.

With respect to the CDSC for all three classes of shares, the CDSC is applied to your original purchase price, or the current market value of the shares being sold, whichever is less. To keep your CDSC as low as possible, each time you place a request to sell shares the Distributor will first sell any shares in your account not subject to a CDSC. All purchases during the month are grouped together and will be treated as if made on the last day of the preceding month.

We do not impose a CDSC on Class A, Class B or Class C shares purchased through reinvested dividends and distributions. If you sell your Class B or Class C shares and reinvest the proceeds in Class B or Class C shares within 30 days, the Funds will deposit an amount equal to any CDSC you paid into your account. Also, we will waive the CDSC on Class B or Class C shares if you sell shares following the death or disability of a shareholder, provided the sale occurs within one year of the shareholder's death or a determination of disability and for mandatory withdrawals from IRA accounts after age 70 1/2 years. For more information, see the SAI.

HOW TO PLACE YOUR SALE ORDER

CAPITAL GAINS TAXES

If you sell Fund shares for more than you paid for them, you may have capital gains, which are subject to federal (and in some cases, state) income tax. For more information, see "Distributions and Taxes--Selling Fund Shares" on page __.

You can request the sale of your Class A, Class B or Class C shares in any of the ways described below. A signature guarantee may be required under certain circumstances. Please refer to the section entitled "Signature guarantee--Class A, Class B and Class C shares". Eligible entities wishing to sell Institutional Service Class or Institutional Class shares should contact the Distributor at 1-800-848-0920 for information regarding such sales.

BY TELEPHONE. Calling 1-800-637-0012 connects you to our automated voice-response system, available 24 hours a day, seven days a week, for easy access to mutual fund information. You can sell shares and have the check mailed to your address of record, unless you declined this option on your application. Only the following types of accounts can use the automated voice-response system to sell shares: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minor accounts. You can call 1-800-848-09290 after 7 p.m. Eastern Time to learn the day's closing share price.

BUYING, SELLING AND EXCHANGING FUND SHARES

THROUGH OUR CUSTOMER SERVICE LINE. Unless you declined the telephone redemption privilege on your application, you can call and request that a check payable to the shareholder of record be mailed to the address of record. The Funds will use procedures to confirm that telephone instructions are genuine. If a Fund acts on instructions it reasonably believed were genuine, it will not be liable for any loss, injury, damage or expense that occurs as a result, and the Fund will be held harmless for any loss, claims or liability arising from its compliance with the instructions. The Funds may record telephone instructions to sell shares. The Funds reserve the right to revoke this privilege at any time, without notice to shareholders, and to request the sale in writing, signed by all shareholders on the account.

BY BANK WIRE. The Funds can wire the funds directly to your account at a commercial bank (a voided check must be attached to your application) unless you declined telephone privileges on your application. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.) Your proceeds will be wired to your bank on the next business day after your order to sell shares has been processed. We will deduct a $20 fee from the proceeds of your sale for this service. Your financial institution may also charge you a fee for receiving the wire. Funds sent outside the U.S. may be subject to a higher fee.

BY AUTOMATED CLEARING HOUSE (ACH). Your funds can be sent to your bank via ACH on the second business day after your order to sell has been received by the appropriate Fund. Funds sent through ACH should reach your bank in two business days. There is no fee for this service. (This authorization will remain in effect until you give the appropriate Fund written notice of its termination.)

BY MAIL OR FAX. Write a letter to Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205 or fax it to 614-428-3278. Please be sure your letter is signed by all account owners. Be sure to include your account number and the Fund from which you wish to make a redemption. For a distribution from an IRA, you must complete an IRA Distribution Form. This form can be obtained by calling Gartmore Funds at 1-800-848-0920 or on our website www.gart-morefunds.com. Your sale of shares will be processed on the date the Funds receive your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next business day. The Funds reserve the right to require the original document if you fax your letter.

THROUGH AN AUTHORIZED BROKER. The Distributor has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you have an account with such a broker, your redemption order will be priced at the NAV next determined after your order has been accepted by your broker or its designated intermediary. Your broker or financial intermediary may charge a fee for this service.

ON-LINE. Log on to our website, www.gartmorefunds.com, 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can receive information on all of our funds by downloading a prospectus or using other methods as well as information concerning your own personal accounts on-line. You may also perform transactions, such as purchases, redemptions and exchanges. A Fund may terminate the ability to sell Fund shares on this website at any time, in which case you may continue to sell shares by mail, wire, telephone or through an authorized broker as described in this Prospectus.

ACCOUNTS WITH LOW BALANCES -- CLASS A, B AND C SHARES

If the value of your Class A, B or C shares of a Fund falls below $2,000 ($1,000 for IRA accounts), we reserve the right to charge a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts. We will sell shares from your account quarterly to cover the fee.

We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $2,000 ($1,000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

For additional information on selling your shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

DISTRIBUTION PLAN

In addition to the sales charges which you may pay for Class A, Class B and Class C shares, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940, which permits the Class A, Class B and Class C shares of the Funds to compensate the Distributor for expenses associated with distributing such shares of their shares and providing shareholder services.

DISTRIBUTION AND SERVICE FEES

Under the Distribution Plan, Class A, Class B and Class C shares of the Funds pay the Distributor compensation which is accrued daily and paid monthly. Each Fund shall pay amounts not exceeding an annual amount of:

Class                       As a % of daily net assets
--------------              -----------------------------------
Class A shares              0.25% (distribution or service fee)

Class B shares              1.00% (0.25% service fee)

Class C shares              1.00% (0.25% service fee)

Because these fees are paid out of the Funds' assets on an ongoing

BUYING, SELLING AND EXCHANGING FUND SHARES

basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

EXCHANGING SHARES

CAPITAL GAINS TAXES

Exchanging shares is considered a sale and purchase of shares for federal and state income tax purposes. Therefore, if the shares you exchange are worth more than you paid for them, you may have to pay federal and/or state income taxes. For more information, see "Distributions and Taxes--Exchanging Fund Shares" on page __.

You can exchange the shares you own for shares of another fund within Gartmore Funds (except the Nationwide Morley Capital Accumulation Fund) so long as they are the same class of shares, both accounts have the same owner, and your first purchase in the new fund meets the fund's minimum investment requirement. For example, you can exchange Class A shares of any one of the Funds for Class A shares of any other fund within the Gartmore Funds, but you cannot exchange Class A shares for Class B, Class C, Institutional Class or Institutional Service Class shares.

Generally, there is no sales charge for exchanges of Class B, Class C, Institutional Class or Institutional Service Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the fund into which you are exchanging. Beginning with purchases made March 1, 2003, if you exchange your Class A shares of a Fund that are subject to a CDSC into another Gartmore Fund and then redeem those new Class A shares within 18 months of the original purchase, the CDSC of the original Gartmore Fund purchase will apply. If you exchange Prime Shares of the Gartmore Money Market Fund (the "Money Market Fund") into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Money Market Fund. If you exchange Class B or Class C shares for Prime Shares of the Money Market Fund, the time you hold the shares in the Money Market Fund will not be counted for purposes of calculating any CDSC. If you then sell your Prime Shares of the Money Market Fund, you will pay the sales charge that would have been charged if the shares had been sold at the time they were originally exchanged into the Money Market Fund. If you exchange your Prime Shares of the Money Market Fund back into Class B or Class C shares, the time you hold the Class B or Class C shares prior to the exchange will be counted for purposes of calculating the CDSC.

HOW TO PLACE YOUR EXCHANGE ORDER

You can request an exchange of shares in writing, by fax, by phone, or by on-line access (see "Buying Shares--How to place your purchase order" on page __ or the back cover for contact information). If you make your request in writing, please be sure all account owners sign the letter. Your exchange will be processed on the date the Fund receives your signed letter or fax. If your fax is received after 4 p.m. Eastern Time, it will be processed the next day. If you fax your request, we reserve the right to ask for the original. You can automatically request an exchange 24 hours a day, seven days a week, by calling our automated voice-response system, or by logging on to our website at www.gartmorefunds.com. You will have automatic exchange privileges unless you request not to on your application. The Trust reserves the right to amend or discontinue these exchange privileges upon 60 days written notice to shareholders.

The Trust reserves the right to reject any exchange request it believes will increase transaction costs, or otherwise adversely affect other shareholders. Specifically, exchange activity may be limited to 12 exchanges within a one year period or 1% of a Fund's NAV. In addition, each of the following Gartmore Funds may assess the fee listed below on the total value of shares that are redeemed from, or exchanged out of, that Fund into another Gartmore Fund if you have held those shares for less than 90 days (30 days for the Gartmore U.S. Growth Leaders Fund and Gartmore Nationwide Leaders Fund):

Fund                                                  Exchange Fee
--------------------------------------------------    ------------
Gartmore Emerging Markets Fund                                2.00%

Gartmore International Growth Fund                            2.00%

Gartmore International Small Cap Growth Fund                  2.00%

Gartmore Global Financial Services Fund                       2.00%

Gartmore Global Utilities Fund                                2.00%

Gartmore Global Health Sciences Fund                          2.00%

Gartmore Worldwide Leaders Fund                               2.00%

Gartmore Nationwide Leaders Fund                              2.00%

Gartmore U.S. Growth Leaders Fund                             2.00%

Gartmore Global Technology and Communications Fund            2.00%

Gartmore Micro Cap Equity Fund                                1.50%

Gartmore Mid Cap Growth Fund                                  1.50%

Gartmore Millennium Growth Fund                               1.50%

Gartmore Value Opportunities Fund                             1.50%

Nationwide Small Cap Fund                                     1.50%

The exchange fee is paid directly to the applicable Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of fund shares. For purposes of determining whether the exchange fee applies, the shares that were held the longest will be redeemed first. The exchange fee may not apply in certain circumstances, such as exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the exchange fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

DISTRIBUTION AND TAXES

The following information is provided to help you understand the income and capital gains you can earn when owning Fund shares, as well as the federal income taxes you may have to pay on this income and gains. The amount of any distributions will vary, and there is no guarantee a Fund will pay either income dividends or a capital gain distribution. For tax advice regarding your personal tax situation, please speak with your tax adviser.

DISTRIBUTIONS OF INCOME DIVIDENDS

Each quarter, each Fund distributes any available income dividends to shareholders. Income dividends are taxable at either ordinary income or capital gains tax rates, unless you hold your shares in a qualified tax-deferred plan or account, or are otherwise not subject to federal income tax. The amount and type of income dividends paid to you will be reported on Form 1099, which we will send to you during the tax season each year (unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax). For individuals, a portion of the income dividends paid to you may be qualified dividends eligible for taxation at long-term capital gain rates. For corporate shareholders, a portion of each year's distributions may be eligible for the corporate dividend-received deduction.

DISTRIBUTIONS OF CAPITAL GAINS

CHANGING YOUR DISTRIBUTION OPTION

If you want to change your distribution option, you must notify us by the record date for a dividend or distribution in order for it to be effective for that dividend or distribution.

Capital gains, if any, realized by a Fund (meaning the excess of gains from sales of portfolio securities over any losses from such sales) will generally be distributed to shareholders annually. You must pay federal income taxes on any capital gains distributed to you, unless you hold your shares in a qualified tax-deferred plan or account or are otherwise not subject to federal income tax. Short-term capital gains are taxable to you as ordinary income. Long-term capital gains are taxable as long-term capital gain no matter how long you have owned your Fund shares. Currently, for individuals, long-term capital gains realized after May 5, 2003 are taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal income tax rate brackets). The tax status of capital gains distributed to you during the year will be reported on a Form 1099. For more information regarding capital gains tax rates, please speak with your tax adviser.

"BUYING A DIVIDEND"

If you invest in a Fund shortly before it makes a capital gain distribution, you may receive some of your investment back in the form of a taxable distribution.

REINVESTING DISTRIBUTIONS

All income and capital gains distributions will be reinvested in shares of the applicable Fund. If you are a taxable investor, you will be subject to tax on reinvested distributions. You may request in writing a payment in cash if distributions are in excess of $5. If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. No interest is paid during the time the check is outstanding.

BACKUP WITHHOLDING

You may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the Internal Revenue Service instructs a Fund to withhold a portion of such distributions and proceeds. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

TAX STATUS FOR RETIREMENT PLANS AND OTHER TAX-DEFERRED ACCOUNTS

When you use a fund as an investment option under a qualified employee benefit plan or retirement plan or through some other tax-deferred account, dividend and capital gain distributions from the fund generally are not currently subject to federal income taxes. In general, the entities eligible to purchase the Class R shares of a fund are governed by complex tax rules. You should ask your own tax advisor or plan administrator for more information about your own tax situation, including possible state or local taxes.

DISTRIBUTION AND TAXES

SELLING AND EXCHANGING FUND SHARES

When you sell your shares in a Fund, you may realize a capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange of your Fund shares for shares of a different Gartmore Fund is the same as a sale. For individuals, any long-term capital gains you realize from sale of Fund shares after May 5, 2003 will be taxed at a maximum rate of 15% (5% for individuals in the 10% and 15% federal income tax rate brackets). Short-term capital gains are taxed as ordinary income. You or your tax adviser should keep track of your purchases, tax basis, sales and any resulting gain or loss. If you do sell Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you may have.

OTHER TAX INFORMATION

Distributions declared in December but paid in January are taxable as if they were paid in December. Distributions may be subject to state and local taxes, even if not subject to federal income taxes. State and local tax laws vary; please consult your tax adviser. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

INFORMATION FROM GARTMORE FUNDS

Please read this Prospectus before you invest, and keep it with your records. The following documents -- which may be obtained free of charge -- contain additional information about the Funds:

o Statement of Additional Information (incorporated by reference into this Prospectus)

o Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance)

o  Semi-Annual Report

To obtain a document free of charge, contact us at the address or number listed below.

FOR ADDITIONAL INFORMATION CONTACT:

Gartmore Funds
P.O. Box 182205
Columbus, Ohio 43218-2205
(614) 428-3278 (fax)

FOR INFORMATION, ASSISTANCE AND WIRE ORDERS:

1-800-848-0920 (toll free, 8 a.m. - 9 p.m. Eastern Time, Monday through Friday)

FOR 24-HOUR ACCOUNT ACCESS:

1-800-848-0920 (toll free)
Also, visit the Gartmore Funds' website at www.gartmorefunds.com.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-08495


GARTMORE FUNDS

Gartmore Funds
P.O. Box 182205
Columbus, Ohio 43218-2205

www.gartmorefunds.com



                                           STATEMENT OF ADDITIONAL INFORMATION


                                                    FEBRUARY 28, 2005


                                                  GARTMORE MUTUAL FUNDS
                                            (FORMERLY NATIONWIDE MUTUAL FUNDS)

Gartmore Optimal Allocations Fund: Aggressive                     Gartmore Investor Destinations Conservative Fund
Gartmore Optimal Allocations Fund: Moderately Aggressive          Gartmore Large Cap Value Fund
Gartmore Optimal Allocations Fund: Moderate                       Gartmore Micro Cap Equity Fund
Gartmore Optimal Allocations Fund: Specialty                      Gartmore Mid Cap Growth Fund
Gartmore Asia Pacific Leaders Fund                                Gartmore Mid Cap Market Index Fund
Gartmore Bond Fund                                                   (formerly Nationwide Mid Cap Market Index Fund)
Gartmore Bond Index Fund                                          Gartmore Mid Cap Growth Leaders Fund (formerly Gartmore
   (formerly Nationwide Bond Index Fund)                              Millennium Growth Fund)
Gartmore China Opportunities Fund                                 Gartmore Money Market Fund
Gartmore Convertible Fund                                         Gartmore Short Duration Bond Fund
Gartmore Emerging Markets Fund                                       (formerly Gartmore Morley Capital Accumulation Fund)
Gartmore European Leaders Fund                                    Gartmore Morley Enhanced Income Fund
Gartmore Global Financial Services Fund                           Gartmore Nationwide Fund
Gartmore Global Health Sciences Fund                              Gartmore Nationwide Leaders Fund
Gartmore Global Natural Resources Fund                            Gartmore OTC Fund
Gartmore Global Technology and                                    Gartmore S&P 500 Index Fund
   Communications Fund                                               (formerly Nationwide S&P 500 Index Fund)
Gartmore Global Utilities Fund                                    Gartmore Small Cap Index Fund
Gartmore Government Bond Fund                                        (formerly Nationwide Small Cap Index Fund)
Gartmore Growth Fund                                              Gartmore Tax-Free Income Fund
Gartmore High Yield Bond Fund                                     Gartmore Nationwide Principal Protected Fund
Gartmore International Growth Fund                                Gartmore Small Cap Growth Fund
Gartmore International Index Fund                                    (formerly Gartmore Global Small Companies Fund)
   (formerly Nationwide International Index Fund)                 Gartmore Small Cap Fund
Gartmore Investor Destinations Aggressive Fund                       (formerly Nationwide Small Cap Fund)
Gartmore Investor Destinations Moderately Aggressive Fund         Gartmore Small Cap Leaders Fund
Gartmore Investor Destinations Moderate Fund                      Gartmore U.S. Growth Leaders Fund
Gartmore Investor Destinations Moderately Conservative Fund       Gartmore U.S. Growth Leaders Long-Short Fund
                                                                     (formerly Gartmore Long-Short Equity Plus Fund)
                                                                  Gartmore Value Opportunities Fund
                                                                  Gartmore Worldwide Leaders Fund
                                                                  NorthPointe Small Cap Growth Fund
                                                                  NorthPointe Small Cap Value Fund

------------------------------------------------------------------------------------------------------------------------------------

      Gartmore Mutual Funds (the "Trust") is a registered open-end investment company consisting of 50 series as of the date hereof. This Statement of Additional Information ("SAI") relates to all series of the Trust which are listed above (each, a "Fund" and collectively, the "Funds").

      This SAI is not a prospectus but is incorporated by reference into the Prospectuses for the Funds. It contains information in addition to and more detailed than that set forth in the Prospectuses and should be read in conjunction with the following Prospectuses:

             o Gartmore Emerging Markets Fund and Gartmore International Growth Fund dated March 1, 2004, as supplemented June 29, 2004, as supplemented September 29, 2004;
             o  Gartmore Nationwide Leaders Fund (formerly Gartmore U.S. Leaders
                Fund), Gartmore U.S. Growth Leaders Fund and Gartmore Worldwide Leaders Fund dated March 1, 2004, as supplemented June 29, 2004, as supplemented August 3, 2004, as supplemented September 29, 2004, as supplemented October 1, 2004;
             o Gartmore Micro Cap Equity Fund, Gartmore Convertible Fund, Gartmore Value Opportunities Fund, Gartmore High Yield Bond Fund
                and Gartmore Small Cap Growth Fund dated September 30, 2004;
             o  Gartmore Global Financial Services Fund, Gartmore Global Health
                Sciences Fund, Gartmore Global Technology and Communications
                Fund, and Gartmore Global Utilities Fund dated March 1, 2004, as supplemented June 29, 2004, as supplemented September 29, 2004;
             o Gartmore Nationwide Fund, Gartmore Growth Fund, Gartmore Large Cap Value Fund, Gartmore Mid Cap Growth Fund and Gartmore Small Cap Fund (formerly Nationwide Small Cap Fund), dated March 1, 2004, as supplemented June 29, 2004, as supplemented September 29, 2004, as supplemented October 1, 2004;
             o NorthPointe Small Cap Value Fund dated March 1, 2004, as supplemented July 2, 2004 and July 16, 2004, as supplemented September 29, 2004;
             o Gartmore Bond Fund, Gartmore Government Bond Fund, Gartmore Tax-Free Income Fund, Gartmore Morley Enhanced Income Fund and Gartmore Money Market Fund dated March 1, 2004, as supplemented June 29, 2004, as supplemented September 29, 2004;
             o Gartmore U.S. Growth Leaders Long-Short Fund (formerly Gartmore Long-Short Equity Plus Fund) dated June 29, 2004, as supplemented August 3, 2004, as supplemented September 29, 2004;
             o Gartmore Bond Fund, Gartmore Government Bond Fund and Gartmore Tax-Free Income Fund (Class X and Class Y shares) dated March 1, 2004, as supplemented June 29, 2004, as supplemented September 29, 2004;
             o  Gartmore S&P 500 Index Fund (formerly Nationwide S&P 500 Index
                Fund), Gartmore Mid Cap Market Index Fund (formerly Nationwide Mid Cap Market Index Fund), Gartmore Small Cap Index Fund (formerly Nationwide Small Cap Index Fund), Gartmore International Index Fund (formerly Nationwide International Index Fund) and Gartmore Bond Index Fund (formerly Nationwide Bond Index Fund) dated March 1, 2004, as supplemented June 29, 2004, as supplemented September 29, 2004;

             o Gartmore Short Duration Bond Fund (formerly Gartmore Morley Capital Accumulation Fund) dated March 1, 2004, as supplemented March 18, 2004, as supplemented May 5, 2004, as supplemented October 4, 2004, as supplemented December 6, 2004 and as supplemented December 28, 2004;

             o Gartmore Investor Destinations Aggressive Fund, Gartmore Investor Destinations Moderately Aggressive Fund, Gartmore Investor Destinations Moderate Fund, Gartmore Investor Destinations Moderately Conservative Fund and Gartmore Investor Destinations Conservative Fund (collectively, the "Investor Destinations Funds") dated March 1, 2004, as supplemented May 5, 2004, as supplemented September 29, 2004, as supplemented December 29, 2004;
             o Gartmore OTC Fund, Gartmore Asia Pacific Leaders Fund and Gartmore European Leaders Fund dated March 1, 2004, as supplemented September 29, 2004;
             o Gartmore Nationwide Principal Protected Fund dated March 1, 2004, as supplemented September 29, 2004;
             o Gartmore Convertible Fund dated December 15, 2003, as revised January 26, 2004, as supplemented March 8, 2004, as supplemented September 30, 2004;
             o Gartmore Global Natural Resources Fund dated June 29, 2004, as supplemented September 29, 2004;
             o  Gartmore China Opportunities Fund dated September 30, 2004;
             o Gartmore Optimal Allocations Fund: Aggressive, Gartmore Optimal Allocations Fund: Moderately Aggressive, Gartmore Optimal Allocations Fund: Moderate and Gartmore Optimal Allocations
                Fund: Specialty (collectively, the "Optimal Allocations Funds") dated September 1, 2004, as supplemented September 29, 2004;
             o  NorthPointe Small Cap Growth Fund dated September 29, 2004;
             o Gartmore Mid Cap Growth Leaders Fund (formerly Gartmore Millennium Growth Fund) dated September 30, 2004;
             o  Gartmore Small Cap Leaders Fund dated December 29, 2004.


Shares of the Gartmore Nationwide Principal Protected, Gartmore European Leaders, Gartmore Asia Pacific Leaders and Gartmore OTC Funds are not currently being offered to investors.

Terms not defined in this SAI have the meanings assigned to them in the Prospectuses.

The Prospectuses may be obtained from Gartmore Mutual Funds, P.O. Box 182205, Columbus, Ohio 43218-2205, or by calling toll free 1-800-848-0920.



                                            TABLE OF CONTENTS

                                                                                                                    PAGE
General Information and History..............................................................................         1
Additional Information on Portfolio Instruments and Investment Policies......................................         2
Description of Portfolio Instruments and Investment Policies.................................................        11
Investment Restrictions......................................................................................        62
Trustees and Officers of the Trust...........................................................................        66
Investment Advisory and Other Services.......................................................................        76
Brokerage Allocation.........................................................................................       121
Additional Information on Purchases and Sales................................................................       127
Valuation of Shares..........................................................................................       138
Systematic Investment Strategies.............................................................................       140
Investor Privileges..........................................................................................       142
Investor Services............................................................................................       144
Fund Performance Advertising.................................................................................       146
Additional Information.......................................................................................       149
Additional General Tax Information For All Funds.............................................................       152
Major Shareholders...........................................................................................       161
Financial Statements.........................................................................................       206
Appendix A - Debt Ratings....................................................................................       207
Appendix B - Proxy Voting Guidelines Summaries...............................................................       214


                         GENERAL INFORMATION AND HISTORY


         Gartmore Mutual Funds (the "Trust"), formerly Nationwide Mutual Funds (until January 25, 2002) and Nationwide Investing Foundation III (until March 1,
2000), is an open-end management investment company organized under the laws of Delaware by a Declaration of Trust dated [February 28, 2005]. The Trust, originally organized under the laws of Ohio by a Declaration of Trust dated October 30, 1997, redomesticated as a Delaware statutory trust on or about [February 28, 2005]. The Trust currently consists of 50 separate series, each with its own investment objective. Each of the Funds, except the Gartmore Asia Pacific Leaders, Gartmore European Leaders, Gartmore Nationwide Leaders, Gartmore U.S. Growth Leaders, Gartmore Worldwide Leaders, Gartmore Global Health Sciences, Gartmore Global Financial Services, Gartmore Global Natural Resources, Gartmore Global Utilities, Gartmore Global Technology and Communications, each of the Investor Destinations and each of the Optimal Allocations Funds, is a diversified fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act").


         On August 27, 2001, the Nationwide Long-Term U.S. Government Bond Fund reorganized with and into the Gartmore Government Bond Fund, which is the survivor of the transaction for accounting and performance purposes.

         On June 23, 2003, the Montgomery Global Focus Fund and the Montgomery Global Opportunities Fund, two series portfolios of The Montgomery Funds, reorganized with and into the Gartmore Worldwide Leaders Fund. Also on June 23, 2003, the Montgomery Partners Long-Short Equity Plus Fund, a series portfolio of The Montgomery Funds II ("Montgomery Fund"), reorganized with and into the Gartmore Long-Short Equity Plus Fund (now known as the Gartmore U.S. Growth Leaders Long-Short Fund). For accounting and performance purposes, the Montgomery Fund was considered to be the survivor of its reorganization. Therefore, the performance and other financial information regarding the Gartmore U.S. Growth Leaders Long-Short Fund for periods prior to June 23, 2003 in this SAI relate to the prior operations of the Montgomery Fund.

         On December 22, 2003, the Nationwide Large Cap Growth Fund reorganized with and into the Gartmore Growth Fund, which is the survivor of the transaction for accounting and performance purposes.

         On December 6, 2004, Gartmore Morley Capital Accumulation Fund changed its name to Gartmore Short Duration Bond Fund and changed its investment emphasis from stable value securities to short duration securities.

               ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND
                               INVESTMENT POLICIES

ALL FUNDS

      The Funds invest in a variety of securities and employ a number of investment techniques that involve certain risks. The Prospectuses for the Funds highlight the principal investment strategies, investment techniques and risks. This SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds. The following table sets forth additional information concerning permissible investments and techniques for each of the Funds. A "Y" in the table indicates that the Fund may invest in or follow the corresponding instrument or technique. An empty box indicates that the Fund does not intend to invest in or follow the corresponding instrument or technique.

      With respect to the Investor Destinations Funds and the Optimal Allocations Funds (together, the "Funds of Funds" and individually, a "Fund of Funds"), this SAI, like the Prospectuses for such Funds, uses the term "Fund" to include the mutual funds in which each Fund of Funds will invest (the "Underlying Funds").

      Please review the discussions in the Prospectuses for further information regarding the investment objectives and policies of each Fund.

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Gartmore   Gartmore   Gartmore  Gartmore   Gartmore
                                               Gartmore  Gartmore   Gartmore  Tax Free  Government    Money   S&P 500     Value
         TYPE OF INVESTMENT OR TECHNIQUE        Growth  Nationwide    Bond     Income      Bond       Market   Index   Opportunities
------------------------------------------------------------------------------------------------------------------------------------
U.S. common stocks                                 Y       Y                                                     Y          Y
------------------------------------------------------------------------------------------------------------------------------------
Preferred stocks                                   Y       Y                                                                Y
------------------------------------------------------------------------------------------------------------------------------------
Small company stocks                               Y       Y                                                                Y
------------------------------------------------------------------------------------------------------------------------------------
Special situation companies                        Y       Y                                                     Y          Y
------------------------------------------------------------------------------------------------------------------------------------
Illiquid securities                                Y       Y           Y         Y           Y          Y                   Y
------------------------------------------------------------------------------------------------------------------------------------
Restricted securities                              Y       Y           Y         Y           Y          Y                   Y
------------------------------------------------------------------------------------------------------------------------------------
When-issued/delayed-delivery securities            Y       Y           Y         Y           Y          Y        Y          Y
------------------------------------------------------------------------------------------------------------------------------------
Investment companies                               Y       Y           Y         Y           Y          Y        Y          Y
------------------------------------------------------------------------------------------------------------------------------------
Real estate investment trusts (REITS)                      Y                                                     Y          Y
------------------------------------------------------------------------------------------------------------------------------------
Securities of foreign issuers                      Y       Y           Y                                Y        Y          Y
------------------------------------------------------------------------------------------------------------------------------------
Depositary receipts                                Y       Y                                                     Y          Y
------------------------------------------------------------------------------------------------------------------------------------
Securities from developing countries/emerging                                                                               Y
markets
------------------------------------------------------------------------------------------------------------------------------------
Convertible securities                             Y       Y           Y                                                    Y
------------------------------------------------------------------------------------------------------------------------------------
Long-term debt                                                         Y         Y           Y
------------------------------------------------------------------------------------------------------------------------------------
Long-term debt when originally issued but with     Y       Y           Y         Y           Y          Y        Y          Y
397 days or less remaining to maturity
------------------------------------------------------------------------------------------------------------------------------------
Short-term debt                                    Y       Y           Y         Y           Y          Y        Y          Y
------------------------------------------------------------------------------------------------------------------------------------
Floating and variable rate securities              Y       Y           Y         Y           Y          Y        Y          Y
------------------------------------------------------------------------------------------------------------------------------------
Zero coupon securities                                                 Y         Y           Y
------------------------------------------------------------------------------------------------------------------------------------
Pay-in-kind bonds                                                      Y
------------------------------------------------------------------------------------------------------------------------------------
Deferred payment securities                                            Y
------------------------------------------------------------------------------------------------------------------------------------
Non-investment grade debt                                              Y         Y
------------------------------------------------------------------------------------------------------------------------------------
Loan participations and assignments                Y       Y           Y         Y           Y          Y        Y          Y
------------------------------------------------------------------------------------------------------------------------------------
Sovereign debt (foreign) (denominated in U.S. $)                       Y                                Y
------------------------------------------------------------------------------------------------------------------------------------
Foreign commercial paper (denominated in U.S. $)   Y       Y                                            Y
------------------------------------------------------------------------------------------------------------------------------------
Duration                                                               Y                     Y
------------------------------------------------------------------------------------------------------------------------------------
U.S. government securities                         Y       Y           Y         Y           Y          Y        Y          Y
------------------------------------------------------------------------------------------------------------------------------------
Money market instruments                           Y       Y           Y         Y           Y          Y        Y          Y
------------------------------------------------------------------------------------------------------------------------------------

[RESTUBBED TABLE]


------------------------------------------------------------------------------------------------------------------------------------
                                                           Gartmore              Gartmore
                                               Gartmore     Global    Gartmore    Mid Cap     Gartmore       Gartmore
                                              High Yield    Health    Small Cap    Market   International      Bond
         TYPE OF INVESTMENT OR TECHNIQUE         Bond      Sciences     Index      Index        Index          Index
------------------------------------------------------------------------------------------------------------------------------------
U.S. common stocks                                 Y           Y          Y          Y
------------------------------------------------------------------------------------------------------------------------------------
Preferred stocks                                   Y           Y
------------------------------------------------------------------------------------------------------------------------------------
Small company stocks                               Y           Y          Y          Y
------------------------------------------------------------------------------------------------------------------------------------
Special situation companies                        Y           Y          Y          Y
------------------------------------------------------------------------------------------------------------------------------------
Illiquid securities                                Y           Y          Y          Y             Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Restricted securities                              Y           Y          Y          Y             Y              Y
------------------------------------------------------------------------------------------------------------------------------------
When-issued/delayed-delivery securities            Y           Y          Y          Y             Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Investment companies                               Y           Y          Y          Y             Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Real estate investment trusts (REITS)              Y           Y          Y          Y             Y
------------------------------------------------------------------------------------------------------------------------------------
Securities of foreign issuers                      Y           Y          Y          Y             Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Depositary receipts                                Y           Y          Y          Y             Y
------------------------------------------------------------------------------------------------------------------------------------
Securities from developing countries/emerging      Y           Y
markets
------------------------------------------------------------------------------------------------------------------------------------
Convertible securities                             Y           Y
------------------------------------------------------------------------------------------------------------------------------------
Long-term debt                                     Y                                                              Y
------------------------------------------------------------------------------------------------------------------------------------
Long-term debt when originally issued but with     Y           Y          Y          Y             Y              Y
397 days or less remaining to maturity
------------------------------------------------------------------------------------------------------------------------------------
Short-term debt                                    Y           Y          Y          Y             Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Floating and variable rate securities              Y           Y          Y          Y             Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Zero coupon securities                             Y                                                              Y
------------------------------------------------------------------------------------------------------------------------------------
Pay-in-kind bonds                                  Y
------------------------------------------------------------------------------------------------------------------------------------
Deferred payment securities                        Y
------------------------------------------------------------------------------------------------------------------------------------
Non-investment grade debt                          Y
------------------------------------------------------------------------------------------------------------------------------------
Loan participations and assignments                Y           Y          Y          Y             Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Sovereign debt (foreign) (denominated in U.S. $)   Y                                                              Y
------------------------------------------------------------------------------------------------------------------------------------
Foreign commercial paper (denominated in U.S. $)   Y           Y                                   Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Duration                                           Y
------------------------------------------------------------------------------------------------------------------------------------
U.S. government securities                         Y           Y          Y          Y             Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Money market instruments                           Y           Y          Y          Y             Y              Y
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          Gartmore
                                                                      Gartmore   Gartmore                 Gartmore        Investor
                                               Gartmore                Short      Morley    NorthPointe   Investor      Destinations
                                               Large Cap  Gartmore    Duration   Enhanced    Small Cap   Destinations    Moderately
         TYPE OF INVESTMENT OR TECHNIQUE         Value    Small Cap     Bond      Income       Value      Aggressive     Aggressive
------------------------------------------------------------------------------------------------------------------------------------
U.S. common stocks                                 Y         Y                                    Y           Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Preferred stocks                                   Y                                              Y
------------------------------------------------------------------------------------------------------------------------------------
Small company stocks                               Y         Y                                    Y           Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Special situation companies                        Y         Y                                    Y           Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Illiquid securities                                Y         Y           Y         Y              Y           Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Restricted securities                              Y         Y           Y         Y              Y           Y              Y
------------------------------------------------------------------------------------------------------------------------------------
When-issued/delayed-delivery securities            Y         Y           Y         Y              Y           Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Investment companies                               Y         Y           Y         Y              Y           Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Real estate investment trusts (REITS)              Y         Y                                    Y
------------------------------------------------------------------------------------------------------------------------------------
Securities of foreign issuers                      Y         Y           Y         Y              Y           Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Depositary receipts                                Y         Y                                    Y           Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Securities from developing countries/                                                             Y
emerging markets
------------------------------------------------------------------------------------------------------------------------------------
Convertible securities                             Y         Y                                    Y
------------------------------------------------------------------------------------------------------------------------------------
Long-term debt                                     Y         Y           Y         Y                          Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Long-term debt when originally issued but with     Y         Y           Y         Y              Y           Y              Y
397 days or less remaining to maturity
------------------------------------------------------------------------------------------------------------------------------------
Short-term debt                                    Y         Y           Y         Y              Y           Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Floating and variable rate securities              Y         Y           Y         Y              Y           Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Zero coupon securities                                                   Y         Y
------------------------------------------------------------------------------------------------------------------------------------
Pay-in-kind bonds
------------------------------------------------------------------------------------------------------------------------------------
Deferred payment securities                        Y
------------------------------------------------------------------------------------------------------------------------------------
Non-investment grade debt
------------------------------------------------------------------------------------------------------------------------------------
Loan participations and assignments                Y         Y           Y         Y              Y           Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Sovereign debt (foreign) (denominated in U.S. $)   Y         Y           Y         Y                          Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Foreign commercial paper (denominated in U.S. $)                         Y         Y                          Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Duration                                                                 Y         Y                          Y              Y
------------------------------------------------------------------------------------------------------------------------------------
U.S. government securities                         Y         Y           Y         Y              Y           Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Money market instruments                           Y         Y           Y         Y              Y           Y              Y
------------------------------------------------------------------------------------------------------------------------------------

[RESTUBBED TABLE]


------------------------------------------------------------------------------------------------------------------------------------
                                                             Gartmore                                  Gartmore
                                             Gartmore        Investor       Gartmore      Gartmore      Global
                                             Investor      Destinations     Investor      Mid Cap     Technology        Gartmore
                                           Destinations     Moderately    Destinations    Growth         and            Emerging
  TYPE OF INVESTMENT OR TECHNIQUE            Moderate      Conservative   Conservative    Leaders    Communications     Markets
------------------------------------------------------------------------------------------------------------------------------------
U.S. common stocks                               Y                Y             Y             Y             Y                Y
------------------------------------------------------------------------------------------------------------------------------------
Preferred stocks                                                                              Y             Y                Y
------------------------------------------------------------------------------------------------------------------------------------
Small company stocks                             Y                Y             Y             Y             Y                Y
 -----------------------------------------------------------------------------------------------------------------------------------
Special situation companies                      Y                Y             Y             Y             Y                Y
------------------------------------------------------------------------------------------------------------------------------------
Illiquid securities                              Y                Y             Y             Y             Y                Y
------------------------------------------------------------------------------------------------------------------------------------
Restricted securities                            Y                Y             Y             Y             Y                Y
------------------------------------------------------------------------------------------------------------------------------------
When-issued/delayed-delivery securities          Y                Y             Y             Y             Y                Y
------------------------------------------------------------------------------------------------------------------------------------
Investment companies                             Y                Y             Y             Y             Y                Y
------------------------------------------------------------------------------------------------------------------------------------
Real estate investment trusts (REITS)                                                         Y             Y                Y
------------------------------------------------------------------------------------------------------------------------------------
Securities of foreign issuers                    Y                Y             Y             Y             Y                Y
------------------------------------------------------------------------------------------------------------------------------------
Depositary receipts                              Y                Y             Y             Y             Y                Y
------------------------------------------------------------------------------------------------------------------------------------
Securities from developing countries/
  emerging markets                                                                            Y             Y                Y
------------------------------------------------------------------------------------------------------------------------------------
Convertible securities                                                                        Y             Y                Y
------------------------------------------------------------------------------------------------------------------------------------
Long-term debt                                   Y                Y             Y                                            Y
------------------------------------------------------------------------------------------------------------------------------------
Long-term debt when originally issued but        Y                Y             Y                                            Y
  with 397 days or less remaining to maturity
------------------------------------------------------------------------------------------------------------------------------------
Short-term debt                                  Y                Y             Y             Y             Y                Y
------------------------------------------------------------------------------------------------------------------------------------
Floating and variable rate securities            Y                Y             Y             Y             Y                Y
------------------------------------------------------------------------------------------------------------------------------------
Zero coupon securities                                                                                                       Y
------------------------------------------------------------------------------------------------------------------------------------
Pay-in-kind bonds                                                                                                            Y
------------------------------------------------------------------------------------------------------------------------------------
Deferred payment securities                                                                                                  Y
------------------------------------------------------------------------------------------------------------------------------------
Non-investment grade debt                                                                                                    Y
------------------------------------------------------------------------------------------------------------------------------------
Loan participations and assignments              Y                Y             Y             Y             Y                Y
------------------------------------------------------------------------------------------------------------------------------------
Sovereign debt (foreign) (denominated in U.S. $) Y                Y             Y             Y                              Y
------------------------------------------------------------------------------------------------------------------------------------
Foreign commercial paper (denominated in U.S. $) Y                Y             Y                                            Y
------------------------------------------------------------------------------------------------------------------------------------
Duration                                         Y                Y             Y                                            Y
------------------------------------------------------------------------------------------------------------------------------------
U.S. government securities                       Y                Y             Y             Y             Y                Y
------------------------------------------------------------------------------------------------------------------------------------
Money market instruments                         Y                Y             Y             Y             Y                Y
------------------------------------------------------------------------------------------------------------------------------------

[RESTUBBED TABLE]

--------------------------------------------------------------------------------
                                               Gartmore
                                             International     Gartmore
  TYPE OF INVESTMENT OR TECHNIQUE               Growth        Convertible
--------------------------------------------------------------------------------
U.S. common stocks                                Y                Y
--------------------------------------------------------------------------------
Preferred stocks                                  Y                Y
--------------------------------------------------------------------------------
Small company stocks                              Y
--------------------------------------------------------------------------------
Special situation companies                       Y                Y
--------------------------------------------------------------------------------
Illiquid securities                               Y                Y
--------------------------------------------------------------------------------
Restricted securities                             Y                Y
--------------------------------------------------------------------------------
When-issued/delayed-delivery securities           Y
--------------------------------------------------------------------------------
Investment companies                              Y                Y
--------------------------------------------------------------------------------
Real estate investment trusts (REITS)             Y
--------------------------------------------------------------------------------
Securities of foreign issuers                     Y                Y
--------------------------------------------------------------------------------
Depositary receipts                               Y
--------------------------------------------------------------------------------
Securities from developing countries/
  emerging markets                                Y
--------------------------------------------------------------------------------
Convertible securities                            Y                Y
--------------------------------------------------------------------------------
Long-term debt                                    Y                Y
--------------------------------------------------------------------------------
Long-term debt when originally issued but
  with 397 days or less remaining to maturity     Y                Y
--------------------------------------------------------------------------------
Short-term debt                                   Y                Y
--------------------------------------------------------------------------------
Floating and variable rate securities             Y                Y
--------------------------------------------------------------------------------
Zero coupon securities                            Y                Y
--------------------------------------------------------------------------------
Pay-in-kind bonds                                 Y
--------------------------------------------------------------------------------
Deferred payment securities                       Y
--------------------------------------------------------------------------------
Non-investment grade debt                         Y                Y
--------------------------------------------------------------------------------
Loan participations and assignments               Y                Y
--------------------------------------------------------------------------------
Sovereign debt (foreign) (denominated in U.S. $)  Y
--------------------------------------------------------------------------------
Foreign commercial paper (denominated in U.S. $)  Y
--------------------------------------------------------------------------------
Duration                                          Y                Y
--------------------------------------------------------------------------------
U.S. government securities                        Y                Y
--------------------------------------------------------------------------------
Money market instruments                          Y                Y
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Gartmore
                                               Gartmore   Gartmore   Gartmore              Gartmore      Gartmore      Global
                                               Worldwide  European   Small Cap  Gartmore  U.S. Growth  Asia Pacific   Financial
         TYPE OF INVESTMENT OR TECHNIQUE        Leaders   Leaders     Growth      OTC      Leaders       Leaders      Services
------------------------------------------------------------------------------------------------------------------------------------
U.S. common stocks                                 Y       Y            Y          Y          Y            Y             Y
------------------------------------------------------------------------------------------------------------------------------------
Preferred stocks                                   Y       Y            Y          Y          Y            Y             Y
------------------------------------------------------------------------------------------------------------------------------------
Small company stocks                               Y       Y            Y          Y          Y            Y             Y
------------------------------------------------------------------------------------------------------------------------------------
Special situation companies                        Y       Y            Y          Y          Y            Y             Y
------------------------------------------------------------------------------------------------------------------------------------
Illiquid securities                                Y       Y            Y          Y          Y            Y             Y
------------------------------------------------------------------------------------------------------------------------------------
Restricted securities                              Y       Y            Y          Y          Y            Y             Y
------------------------------------------------------------------------------------------------------------------------------------
When-issued/delayed-delivery securities            Y       Y            Y          Y          Y            Y             Y
------------------------------------------------------------------------------------------------------------------------------------
Investment companies                               Y       Y            Y          Y          Y            Y             Y
------------------------------------------------------------------------------------------------------------------------------------
Real estate investment trusts (REITS)              Y       Y            Y          Y                                     Y
------------------------------------------------------------------------------------------------------------------------------------
Securities of foreign issuers                      Y       Y            Y          Y          Y            Y             Y
------------------------------------------------------------------------------------------------------------------------------------
Depositary receipts                                Y       Y            Y          Y          Y            Y             Y
------------------------------------------------------------------------------------------------------------------------------------
Securities from developing countries/emerging      Y       Y            Y          Y          Y            Y             Y
markets
------------------------------------------------------------------------------------------------------------------------------------
Convertible securities                             Y       Y            Y          Y          Y            Y             Y
------------------------------------------------------------------------------------------------------------------------------------
Long-term debt                                                                                Y            Y             Y
------------------------------------------------------------------------------------------------------------------------------------
Long-term debt when originally issued but with                                                Y            Y             Y
397 days or less remaining to maturity
------------------------------------------------------------------------------------------------------------------------------------
Short-term debt                                    Y       Y            Y          Y          Y            Y             Y
------------------------------------------------------------------------------------------------------------------------------------
Floating and variable rate securities              Y       Y            Y          Y          Y            Y             Y
------------------------------------------------------------------------------------------------------------------------------------
Zero coupon securities                                     Y                                               Y             Y
------------------------------------------------------------------------------------------------------------------------------------
Pay-in-kind bonds
------------------------------------------------------------------------------------------------------------------------------------
Deferred payment securities                                                                                Y             Y
------------------------------------------------------------------------------------------------------------------------------------
Non-investment grade debt                                                                     Y            Y
------------------------------------------------------------------------------------------------------------------------------------
Loan participations and assignments                Y       Y            Y          Y          Y            Y             Y
------------------------------------------------------------------------------------------------------------------------------------
Sovereign debt (foreign) (denominated in U.S. $)   Y       Y                       Y
------------------------------------------------------------------------------------------------------------------------------------
Foreign commercial paper (denominated in U.S. $)   Y       Y                       Y
------------------------------------------------------------------------------------------------------------------------------------
Duration                                           Y       Y                       Y
------------------------------------------------------------------------------------------------------------------------------------
U.S. government securities                         Y       Y            Y          Y          Y            Y             Y
------------------------------------------------------------------------------------------------------------------------------------
Money market instruments                           Y       Y            Y          Y          Y            Y             Y
------------------------------------------------------------------------------------------------------------------------------------

[RESTUBBED TABLE]


------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Gartmore     Gartmore
                                                Gartmore     Gartmore   Gartmore   Gartmore   U.S. Growth  Nationwide   Northpointe
                                                 Global     Nationwide  Micro Cap  Mid Cap      Leaders     Principal    Small Cap
         TYPE OF INVESTMENT OR TECHNIQUE        Utilities     Leaders    Equity     Growth     Long-Short   Protected*     Growth
------------------------------------------------------------------------------------------------------------------------------------
U.S. common stocks                                 Y             Y          Y         Y            Y          G, PG         Y
------------------------------------------------------------------------------------------------------------------------------------
Preferred stocks                                   Y             Y                    Y            Y          G, PG
------------------------------------------------------------------------------------------------------------------------------------
Small company stocks                               Y             Y          Y         Y            Y          G, PG         Y
------------------------------------------------------------------------------------------------------------------------------------
Special situation companies                        Y             Y          Y         Y            Y          G, PG         Y
------------------------------------------------------------------------------------------------------------------------------------
Illiquid securities                                Y             Y          Y         Y            Y          G, PG         Y
------------------------------------------------------------------------------------------------------------------------------------
Restricted securities                              Y             Y          Y         Y            Y          G, PG         Y
------------------------------------------------------------------------------------------------------------------------------------
When-issued/delayed-delivery securities            Y             Y          Y         Y            Y          G, PG         Y
------------------------------------------------------------------------------------------------------------------------------------
Investment companies                               Y             Y          Y         Y            Y            A           Y
------------------------------------------------------------------------------------------------------------------------------------
Real estate investment trusts (REITS)              Y                        Y         Y                       G, PG         Y
------------------------------------------------------------------------------------------------------------------------------------
Securities of foreign issuers                      Y             Y          Y         Y                         A           Y
------------------------------------------------------------------------------------------------------------------------------------
Depositary receipts                                Y             Y          Y         Y            Y          G, PG         Y
------------------------------------------------------------------------------------------------------------------------------------
Securities from developing countries/emerging      Y
markets
------------------------------------------------------------------------------------------------------------------------------------
Convertible securities                             Y             Y                    Y            Y          G, PG
------------------------------------------------------------------------------------------------------------------------------------
Long-term debt                                     Y                                                            PG
------------------------------------------------------------------------------------------------------------------------------------
Long-term debt when originally issued but with     Y             Y                                 Y            A
397 days or less remaining to maturity
------------------------------------------------------------------------------------------------------------------------------------
Short-term debt                                    Y             Y          Y         Y            Y            A           Y
------------------------------------------------------------------------------------------------------------------------------------
Floating and variable rate securities              Y             Y          Y         Y            Y            A           Y
------------------------------------------------------------------------------------------------------------------------------------
Zero coupon securities                             Y                                                            G           Y
------------------------------------------------------------------------------------------------------------------------------------
Pay-in-kind bonds
------------------------------------------------------------------------------------------------------------------------------------
Deferred payment securities                        Y
------------------------------------------------------------------------------------------------------------------------------------
Non-investment grade debt
------------------------------------------------------------------------------------------------------------------------------------
Loan participations and assignments                Y             Y          Y         Y            Y                        Y
------------------------------------------------------------------------------------------------------------------------------------
Sovereign debt (foreign) (denominated in U.S. $)
------------------------------------------------------------------------------------------------------------------------------------
Foreign commercial paper (denominated in U.S. $)                 Y                    Y                         A
------------------------------------------------------------------------------------------------------------------------------------
Duration                                                                                                        G
------------------------------------------------------------------------------------------------------------------------------------
U.S. government securities                         Y             Y          Y         Y            Y            A           Y
------------------------------------------------------------------------------------------------------------------------------------
Money market instruments                           Y             Y          Y         Y            Y            A           Y
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                            Gartmore
                                               Gartmore     Optimal      Gartmore     Gartmore                  Gartmore
                                               Optimal     Allocations:  Optimal      Optimal      Gartmore      Global    Gartmore
                                              Allocations:  Moderately  Allocations: Allocations:    China       Natural   Small Cap
         TYPE OF INVESTMENT OR TECHNIQUE      Aggressive    Aggressive   Moderate     Specialty   Opportunities  Resources  Leaders
------------------------------------------------------------------------------------------------------------------------------------
U.S. common stocks                                 Y            Y            Y           Y             Y            Y          Y
------------------------------------------------------------------------------------------------------------------------------------
Preferred stocks                                   Y            Y            Y           Y             Y            Y          Y
------------------------------------------------------------------------------------------------------------------------------------
Small company stocks                               Y            Y            Y           Y             Y            Y          Y
------------------------------------------------------------------------------------------------------------------------------------
Special situation companies                        Y            Y            Y           Y             Y            Y          Y
------------------------------------------------------------------------------------------------------------------------------------
Illiquid securities                                Y            Y            Y           Y             Y            Y          Y
------------------------------------------------------------------------------------------------------------------------------------
Restricted securities                              Y            Y            Y           Y             Y            Y
------------------------------------------------------------------------------------------------------------------------------------
When-issued/delayed-delivery securities            Y            Y            Y           Y             Y            Y          Y
------------------------------------------------------------------------------------------------------------------------------------
Investment companies                               Y            Y            Y           Y             Y            Y          Y
------------------------------------------------------------------------------------------------------------------------------------
Real estate investment trusts (REITS)              Y            Y            Y           Y             Y            Y          Y
------------------------------------------------------------------------------------------------------------------------------------
Securities of foreign issuers                      Y            Y            Y           Y             Y            Y          Y
------------------------------------------------------------------------------------------------------------------------------------
Depositary receipts                                Y            Y            Y           Y             Y            Y          Y
------------------------------------------------------------------------------------------------------------------------------------
Securities from developing countries/emerging      Y            Y            Y           Y             Y            Y
markets
------------------------------------------------------------------------------------------------------------------------------------
Convertible securities                             Y            Y            Y           Y             Y            Y
------------------------------------------------------------------------------------------------------------------------------------
Long-term debt                                     Y            Y            Y           Y             Y            Y
------------------------------------------------------------------------------------------------------------------------------------
Long-term debt when originally issued but with     Y            Y            Y           Y             Y            Y
397 days or less remaining to maturity
------------------------------------------------------------------------------------------------------------------------------------
Short-term debt                                    Y            Y            Y           Y             Y            Y
------------------------------------------------------------------------------------------------------------------------------------
Floating and variable rate securities              Y            Y            Y           Y             Y            Y
------------------------------------------------------------------------------------------------------------------------------------
Zero coupon securities                             Y            Y            Y           Y
------------------------------------------------------------------------------------------------------------------------------------
Pay-in-kind bonds
------------------------------------------------------------------------------------------------------------------------------------
Deferred payment securities
------------------------------------------------------------------------------------------------------------------------------------
Non-investment grade debt                          Y            Y            Y           Y
------------------------------------------------------------------------------------------------------------------------------------
Loan participations and assignments                Y            Y            Y           Y             Y            Y
------------------------------------------------------------------------------------------------------------------------------------
Sovereign debt (foreign) (denominated in U.S. $)   Y            Y            Y           Y
------------------------------------------------------------------------------------------------------------------------------------
Foreign commercial paper (denominated in U.S. $)   Y            Y            Y           Y                          Y
------------------------------------------------------------------------------------------------------------------------------------
Duration                                           Y            Y            Y           Y
------------------------------------------------------------------------------------------------------------------------------------
U.S. government securities                         Y            Y            Y           Y             Y            Y
------------------------------------------------------------------------------------------------------------------------------------
Money market instruments                           Y            Y            Y           Y             Y            Y          Y
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Gartmore   Gartmore   Gartmore  Gartmore   Gartmore
                                               Gartmore  Gartmore   Gartmore  Tax Free  Government    Money   S&P 500     Value
         TYPE OF INVESTMENT OR TECHNIQUE        Growth  Nationwide    Bond     Income      Bond       Market   Index   Opportunities
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Mortgage-backed securities                                             Y         Y          Y           Y
------------------------------------------------------------------------------------------------------------------------------------
Stripped mortgage securities                                           Y                    Y
------------------------------------------------------------------------------------------------------------------------------------
Collateralized mortgage obligations                                    Y                    Y
------------------------------------------------------------------------------------------------------------------------------------
Mortgage dollar rolls
------------------------------------------------------------------------------------------------------------------------------------
Asset-backed securities                             Y       Y          Y         Y          Y           Y
------------------------------------------------------------------------------------------------------------------------------------
Bank and/or Savings and Loan obligations            Y       Y          Y         Y          Y           Y       Y           Y
------------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                               Y       Y          Y         Y          Y           Y       Y           Y
------------------------------------------------------------------------------------------------------------------------------------
Derivatives                                         Y       Y          Y         Y                      Y       Y           Y
------------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreements                       Y       Y          Y         Y          Y                   Y           Y
------------------------------------------------------------------------------------------------------------------------------------
Warrants                                            Y       Y                                                               Y
------------------------------------------------------------------------------------------------------------------------------------
Futures                                             Y       Y                                                   Y           Y
------------------------------------------------------------------------------------------------------------------------------------
Options                                             Y       Y          Y         Y                              Y           Y
------------------------------------------------------------------------------------------------------------------------------------
Foreign currencies                                                                                                          Y
------------------------------------------------------------------------------------------------------------------------------------
Forward currency contracts                                                                                      Y           Y
------------------------------------------------------------------------------------------------------------------------------------
Borrowing money                                     Y       Y          Y         Y          Y           Y       Y           Y
------------------------------------------------------------------------------------------------------------------------------------
Lending portfolio securities                        Y       Y          Y         Y          Y                   Y           Y
------------------------------------------------------------------------------------------------------------------------------------
Investment of securities lending collateral         Y       Y          Y         Y          Y                   Y           Y
------------------------------------------------------------------------------------------------------------------------------------
Short sales                                         Y                                                           Y           Y
------------------------------------------------------------------------------------------------------------------------------------
Participation Interests
------------------------------------------------------------------------------------------------------------------------------------
Swap Agreements                                                                                                 Y
------------------------------------------------------------------------------------------------------------------------------------
Wrap Contracts
------------------------------------------------------------------------------------------------------------------------------------
Indexed securities                                  Y       Y                                                   Y
------------------------------------------------------------------------------------------------------------------------------------
Strip Bonds                                                            Y                    Y
------------------------------------------------------------------------------------------------------------------------------------
Put Bonds                                                              Y         Y
------------------------------------------------------------------------------------------------------------------------------------
Private Activity and Industrial Development Bonds
------------------------------------------------------------------------------------------------------------------------------------
Custodial Receipts
------------------------------------------------------------------------------------------------------------------------------------
Nationwide Contract
------------------------------------------------------------------------------------------------------------------------------------
Extendable Commercial Notes                                                                             Y
------------------------------------------------------------------------------------------------------------------------------------
Standby Commitment Agreements
------------------------------------------------------------------------------------------------------------------------------------
Municipal Securities                                                             Y                      Y
------------------------------------------------------------------------------------------------------------------------------------
Equity Linked Notes
------------------------------------------------------------------------------------------------------------------------------------

[RESTUBBED TABLE]


------------------------------------------------------------------------------------------------------------------------------------
                                                           Gartmore              Gartmore
                                               Gartmore     Global    Gartmore    Mid Cap     Gartmore       Gartmore
                                              High Yield    Health    Small Cap    Market   International      Bond
         TYPE OF INVESTMENT OR TECHNIQUE         Bond      Sciences     Index      Index        Index          Index
------------------------------------------------------------------------------------------------------------------------------------
Mortgage-backed securities                         Y                                                              Y
------------------------------------------------------------------------------------------------------------------------------------
Stripped mortgage securities                       Y                                                              Y
------------------------------------------------------------------------------------------------------------------------------------
Collateralized mortgage obligations                Y                                                              Y
------------------------------------------------------------------------------------------------------------------------------------
Mortgage dollar rolls                              Y                                                              Y
------------------------------------------------------------------------------------------------------------------------------------
Asset-backed securities                            Y                                                              Y
------------------------------------------------------------------------------------------------------------------------------------
Bank and/or Savings and Loan obligations           Y          Y           Y         Y             Y               Y
------------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                              Y          Y           Y         Y             Y               Y
------------------------------------------------------------------------------------------------------------------------------------
Derivatives                                        Y          Y           Y         Y             Y               Y
------------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreements                      Y          Y           Y         Y             Y               Y
------------------------------------------------------------------------------------------------------------------------------------
Warrants                                           Y          Y
------------------------------------------------------------------------------------------------------------------------------------
Futures                                            Y          Y           Y         Y             Y               Y
------------------------------------------------------------------------------------------------------------------------------------
Options                                            Y          Y           Y         Y             Y               Y
------------------------------------------------------------------------------------------------------------------------------------
Foreign currencies                                 Y          Y                                   Y
------------------------------------------------------------------------------------------------------------------------------------
Forward currency contracts                         Y          Y                                   Y
------------------------------------------------------------------------------------------------------------------------------------
Borrowing money                                    Y          Y           Y         Y             Y               Y
------------------------------------------------------------------------------------------------------------------------------------
Lending portfolio securities                       Y          Y           Y         Y             Y               Y
------------------------------------------------------------------------------------------------------------------------------------
Investment of securities lending collateral        Y          Y           Y         Y             Y               Y
------------------------------------------------------------------------------------------------------------------------------------
Short sales                                        Y          Y           Y         Y             Y               Y
------------------------------------------------------------------------------------------------------------------------------------
Participation Interests                            Y
------------------------------------------------------------------------------------------------------------------------------------
Swap Agreements                                    Y                      Y         Y             Y               Y
------------------------------------------------------------------------------------------------------------------------------------
Wrap Contracts
------------------------------------------------------------------------------------------------------------------------------------
Indexed securities                                                        Y         Y             Y               Y
------------------------------------------------------------------------------------------------------------------------------------
Strip Bonds                                        Y
------------------------------------------------------------------------------------------------------------------------------------
Put Bonds                                          Y
------------------------------------------------------------------------------------------------------------------------------------
Private Activity and Industrial Development Bonds  Y
------------------------------------------------------------------------------------------------------------------------------------
Custodial Receipts                                 Y
------------------------------------------------------------------------------------------------------------------------------------
Nationwide Contract
------------------------------------------------------------------------------------------------------------------------------------
Extendable Commercial Notes
------------------------------------------------------------------------------------------------------------------------------------
Standby Commitment Agreements                      Y                                                              Y
------------------------------------------------------------------------------------------------------------------------------------
Municipal Securities
------------------------------------------------------------------------------------------------------------------------------------
Equity Linked Notes
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          Gartmore
                                                                      Gartmore   Gartmore                 Gartmore        Investor
                                               Gartmore                Short      Morley    NorthPointe   Investor      Destinations
                                               Large Cap  Gartmore    Duration   Enhanced    Small Cap   Destinations    Moderately
         TYPE OF INVESTMENT OR TECHNIQUE         Value    Small Cap     Bond      Income       Value      Aggressive     Aggressive
------------------------------------------------------------------------------------------------------------------------------------
Mortgage-backed securities                                                Y         Y                        Y               Y
------------------------------------------------------------------------------------------------------------------------------------
Stripped mortgage securities                                              Y         Y
------------------------------------------------------------------------------------------------------------------------------------
Collateralized mortgage obligations                                       Y         Y                        Y               Y
------------------------------------------------------------------------------------------------------------------------------------
Mortgage dollar rolls                                                     Y         Y                        Y               Y
------------------------------------------------------------------------------------------------------------------------------------
Asset-backed securities                                                   Y         Y                        Y               Y
------------------------------------------------------------------------------------------------------------------------------------
Bank and/or Savings and Loan obligations            Y         Y           Y         Y            Y           Y               Y
------------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                               Y         Y           Y         Y            Y           Y               Y
------------------------------------------------------------------------------------------------------------------------------------
Derivatives                                         Y         Y           Y         Y            Y           Y               Y
------------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreements                       Y         Y           Y         Y            Y
------------------------------------------------------------------------------------------------------------------------------------
Warrants                                            Y         Y                                  Y
------------------------------------------------------------------------------------------------------------------------------------
Futures                                             Y         Y           Y         Y            Y           Y               Y
------------------------------------------------------------------------------------------------------------------------------------
Options                                             Y         Y           Y         Y            Y           Y               Y
------------------------------------------------------------------------------------------------------------------------------------
Foreign currencies                                                                               Y           Y               Y
------------------------------------------------------------------------------------------------------------------------------------
Forward currency contracts                                    Y                                  Y           Y               Y
------------------------------------------------------------------------------------------------------------------------------------
Borrowing money                                     Y         Y           Y         Y            Y           Y               Y
------------------------------------------------------------------------------------------------------------------------------------
Lending portfolio securities                        Y         Y           Y         Y            Y           Y               Y
------------------------------------------------------------------------------------------------------------------------------------
Investment of securities lending collateral         Y         Y           Y         Y            Y
------------------------------------------------------------------------------------------------------------------------------------
Short sales                                                                                                  Y               Y
------------------------------------------------------------------------------------------------------------------------------------
Participation Interests
------------------------------------------------------------------------------------------------------------------------------------
Swap Agreements                                                           Y                                  Y               Y
------------------------------------------------------------------------------------------------------------------------------------
Wrap Contracts
------------------------------------------------------------------------------------------------------------------------------------
Indexed securities                                                        Y         Y                        Y               Y
------------------------------------------------------------------------------------------------------------------------------------
Strip Bonds
------------------------------------------------------------------------------------------------------------------------------------
Put Bonds
------------------------------------------------------------------------------------------------------------------------------------
Private Activity and Industrial Development Bonds
------------------------------------------------------------------------------------------------------------------------------------
Custodial Receipts
------------------------------------------------------------------------------------------------------------------------------------
Nationwide Contract                                                                                          Y               Y
------------------------------------------------------------------------------------------------------------------------------------
Extendable Commercial Notes                                                                                  Y               Y
------------------------------------------------------------------------------------------------------------------------------------
Standby Commitment Agreements
------------------------------------------------------------------------------------------------------------------------------------
Municipal Securities
------------------------------------------------------------------------------------------------------------------------------------
Equity Linked Notes
------------------------------------------------------------------------------------------------------------------------------------

[RESTUBBED TABLE]



------------------------------------------------------------------------------------------------------------------------------------
                                                             Gartmore                                  Gartmore
                                             Gartmore        Investor       Gartmore      Gartmore      Global
                                             Investor      Destinations     Investor      Mid Cap     Technology        Gartmore
                                           Destinations     Moderately    Destinations    Growth         and            Emerging
  TYPE OF INVESTMENT OR TECHNIQUE            Moderate      Conservative   Conservative    Leaders    Communications     Markets
------------------------------------------------------------------------------------------------------------------------------------
Mortgage-backed securities                        Y              Y               Y                                          Y
------------------------------------------------------------------------------------------------------------------------------------
Stripped mortgage securities
------------------------------------------------------------------------------------------------------------------------------------
Collateralized mortgage obligations               Y              Y               Y
------------------------------------------------------------------------------------------------------------------------------------
Mortgage dollar rolls                             Y              Y               Y
------------------------------------------------------------------------------------------------------------------------------------
Asset-backed securities                           Y              Y               Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Bank and/or Savings and Loan obligations          Y              Y               Y              Y            Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                             Y              Y               Y              Y            Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Derivatives                                       Y              Y               Y              Y            Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreements                                                                   Y            Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Warrants                                                                                        Y            Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Futures                                           Y              Y               Y              Y            Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Options                                           Y              Y               Y              Y            Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Foreign currencies                                Y              Y               Y                           Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Forward currency contracts                        Y              Y               Y              Y            Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Borrowing money                                   Y              Y               Y              Y            Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Lending portfolio securities                      Y              Y               Y              Y            Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Investment of securities lending collateral                                                     Y            Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Short sales                                       Y              Y               Y              Y            Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Participation Interests
------------------------------------------------------------------------------------------------------------------------------------
Swap Agreements                                   Y              Y               Y
------------------------------------------------------------------------------------------------------------------------------------
Wrap Contracts
------------------------------------------------------------------------------------------------------------------------------------
Indexed securities                                Y              Y               Y
------------------------------------------------------------------------------------------------------------------------------------
Strip Bonds
------------------------------------------------------------------------------------------------------------------------------------
Put Bonds
------------------------------------------------------------------------------------------------------------------------------------
Private Activity and Industrial Development Bonds
------------------------------------------------------------------------------------------------------------------------------------
Custodial Receipts
------------------------------------------------------------------------------------------------------------------------------------
Nationwide Contract                               Y              Y               Y
------------------------------------------------------------------------------------------------------------------------------------
Extendable Commercial Notes                       Y              Y               Y
------------------------------------------------------------------------------------------------------------------------------------
Standby Commitment Agreements
------------------------------------------------------------------------------------------------------------------------------------
Municipal Securities
------------------------------------------------------------------------------------------------------------------------------------
Equity Linked Notes
------------------------------------------------------------------------------------------------------------------------------------

[RESTUBBED TABLE]

--------------------------------------------------------------------------------


                                               Gartmore
                                             International     Gartmore
  TYPE OF INVESTMENT OR TECHNIQUE               Growth        Convertible
--------------------------------------------------------------------------------
Mortgage-backed securities                        Y
--------------------------------------------------------------------------------
Stripped mortgage securities
--------------------------------------------------------------------------------
Collateralized mortgage obligations
--------------------------------------------------------------------------------
Mortgage dollar rolls
--------------------------------------------------------------------------------
Asset-backed securities
--------------------------------------------------------------------------------
Bank and/or Savings and Loan obligations          Y              Y
--------------------------------------------------------------------------------
Repurchase agreements                             Y              Y
--------------------------------------------------------------------------------
Derivatives                                       Y              Y
--------------------------------------------------------------------------------
Reverse repurchase agreements                     Y              Y
--------------------------------------------------------------------------------
Warrants                                          Y              Y
--------------------------------------------------------------------------------
Futures                                           Y              Y
--------------------------------------------------------------------------------
Options                                           Y              Y
--------------------------------------------------------------------------------
Foreign currencies                                Y
--------------------------------------------------------------------------------
Forward currency contracts                        Y
--------------------------------------------------------------------------------
Borrowing money                                   Y              Y
--------------------------------------------------------------------------------
Lending portfolio securities                      Y              Y
--------------------------------------------------------------------------------
Investment of securities lending collateral       Y
--------------------------------------------------------------------------------
Short sales                                       Y              Y
--------------------------------------------------------------------------------
Participation Interests
--------------------------------------------------------------------------------
Swap Agreements
--------------------------------------------------------------------------------
Wrap Contracts
--------------------------------------------------------------------------------
Indexed securities
--------------------------------------------------------------------------------
Strip Bonds
--------------------------------------------------------------------------------
Put Bonds
--------------------------------------------------------------------------------
Private Activity and Industrial Development Bonds
--------------------------------------------------------------------------------
Custodial Receipts
--------------------------------------------------------------------------------
Nationwide Contract
--------------------------------------------------------------------------------
Extendable Commercial Notes
--------------------------------------------------------------------------------
Standby Commitment Agreements
--------------------------------------------------------------------------------
Municipal Securities
--------------------------------------------------------------------------------
Equity Linked Notes
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Gartmore
                                               Gartmore   Gartmore   Gartmore              Gartmore      Gartmore      Global
                                               Worldwide  European   Small Cap  Gartmore  U.S. Growth  Asia Pacific   Financial
         TYPE OF INVESTMENT OR TECHNIQUE        Leaders   Leaders     Growth      OTC      Leaders       Leaders      Services
------------------------------------------------------------------------------------------------------------------------------------
Mortgage-backed securities                                                                    Y
------------------------------------------------------------------------------------------------------------------------------------
Stripped mortgage securities
------------------------------------------------------------------------------------------------------------------------------------
Collateralized mortgage obligations
------------------------------------------------------------------------------------------------------------------------------------
Mortgage dollar rolls
------------------------------------------------------------------------------------------------------------------------------------
Asset-backed securities                                                 Y                     Y
------------------------------------------------------------------------------------------------------------------------------------
Bank and/or Savings and Loan obligations            Y        Y          Y         Y           Y            Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                               Y        Y          Y         Y           Y            Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Derivatives                                         Y        Y          Y         Y           Y            Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreements                       Y        Y          Y         Y           Y            Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Warrants                                            Y        Y          Y         Y           Y            Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Futures                                             Y        Y          Y         Y           Y            Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Options                                             Y        Y          Y         Y           Y            Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Foreign currencies                                  Y        Y                    Y           Y            Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Forward currency contracts                          Y        Y                    Y           Y            Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Borrowing money                                     Y        Y          Y         Y           Y            Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Lending portfolio securities                        Y        Y          Y         Y           Y            Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Short sales                                         Y        Y          Y                                  Y              Y
------------------------------------------------------------------------------------------------------------------------------------
Participation Interests
------------------------------------------------------------------------------------------------------------------------------------
Swap Agreements                                                                   Y           Y
------------------------------------------------------------------------------------------------------------------------------------
Wrap Contracts
------------------------------------------------------------------------------------------------------------------------------------
Indexed securities                                                                            Y
------------------------------------------------------------------------------------------------------------------------------------
Strip Bonds
------------------------------------------------------------------------------------------------------------------------------------
Put Bonds
------------------------------------------------------------------------------------------------------------------------------------
Private Activity and Industrial Development Bonds
------------------------------------------------------------------------------------------------------------------------------------
Custodial Receipts
------------------------------------------------------------------------------------------------------------------------------------
Nationwide Contract
------------------------------------------------------------------------------------------------------------------------------------
Extendable Commercial Notes
------------------------------------------------------------------------------------------------------------------------------------
Standby Commitment Agreements
------------------------------------------------------------------------------------------------------------------------------------
Municipal Securities
------------------------------------------------------------------------------------------------------------------------------------
Equity Linked Notes
------------------------------------------------------------------------------------------------------------------------------------

[RESTUBBED TABLE]


------------------------------------------------------------------------------------------------------------------------------------
                                                                                               Gartmore     Gartmore
                                                Gartmore     Gartmore   Gartmore   Gartmore   U.S. Growth  Nationwide   Northpointe
                                                 Global     Nationwide  Micro Cap  Mid Cap      Leaders     Principal    Small Cap
         TYPE OF INVESTMENT OR TECHNIQUE        Utilities     Leaders    Equity     Growth     Long-Short   Protected*     Growth
------------------------------------------------------------------------------------------------------------------------------------
Mortgage-backed securities                                                                                      G
------------------------------------------------------------------------------------------------------------------------------------
Stripped mortgage securities
------------------------------------------------------------------------------------------------------------------------------------
Collateralized mortgage obligations                                                                             G
------------------------------------------------------------------------------------------------------------------------------------
Mortgage dollar rolls
------------------------------------------------------------------------------------------------------------------------------------
Asset-backed securities                                                                                         A
------------------------------------------------------------------------------------------------------------------------------------
Bank and/or Savings and Loan obligations            Y           Y          Y          Y            Y            A            Y
------------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                               Y           Y          Y          Y            Y            A            Y
------------------------------------------------------------------------------------------------------------------------------------
Derivatives                                         Y           Y          Y          Y            Y            A            Y
------------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreements                       Y           Y          Y          Y            Y           G,PG          Y
------------------------------------------------------------------------------------------------------------------------------------
Warrants                                            Y           Y          Y          Y            Y           G,PG          Y
------------------------------------------------------------------------------------------------------------------------------------
Futures                                             Y           Y          Y          Y            Y           G,PG          Y
------------------------------------------------------------------------------------------------------------------------------------
Options                                             Y           Y          Y          Y            Y           G,PG          Y
------------------------------------------------------------------------------------------------------------------------------------
Foreign currencies                                  Y                      Y          Y            Y                         Y
------------------------------------------------------------------------------------------------------------------------------------
Forward currency contracts                          Y                      Y          Y            Y                         Y
------------------------------------------------------------------------------------------------------------------------------------
Borrowing money                                     Y           Y          Y          Y            Y            A            Y
------------------------------------------------------------------------------------------------------------------------------------
Lending portfolio securities                        Y           Y          Y          Y            Y           G,PG          Y
------------------------------------------------------------------------------------------------------------------------------------
Short sales                                         Y                      Y          Y            Y                         Y
------------------------------------------------------------------------------------------------------------------------------------
Participation Interests
------------------------------------------------------------------------------------------------------------------------------------
Swap Agreements                                                                                    Y
------------------------------------------------------------------------------------------------------------------------------------
Wrap Contracts
------------------------------------------------------------------------------------------------------------------------------------
Indexed securities                                              Y          Y          Y            Y            PG           Y
------------------------------------------------------------------------------------------------------------------------------------
Strip Bonds                                                                                                    G,PG
------------------------------------------------------------------------------------------------------------------------------------
Put Bonds
------------------------------------------------------------------------------------------------------------------------------------
Private Activity and Industrial Development Bonds
------------------------------------------------------------------------------------------------------------------------------------
Custodial Receipts
------------------------------------------------------------------------------------------------------------------------------------
Nationwide Contract
------------------------------------------------------------------------------------------------------------------------------------
Extendable Commercial Notes
------------------------------------------------------------------------------------------------------------------------------------
Standby Commitment Agreements
------------------------------------------------------------------------------------------------------------------------------------
Municipal Securities
------------------------------------------------------------------------------------------------------------------------------------
Equity Linked Notes
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                            Gartmore
                                               Gartmore     Optimal      Gartmore     Gartmore                  Gartmore
                                               Optimal     Allocations:  Optimal      Optimal      Gartmore      Global    Gartmore
                                              Allocations:  Moderately  Allocations: Allocations:    China       Natural   Small Cap
         TYPE OF INVESTMENT OR TECHNIQUE      Aggressive    Aggressive   Moderate     Specialty   Opportunities  Resources  Leaders
------------------------------------------------------------------------------------------------------------------------------------
Mortgage-backed securities                         Y            Y            Y           Y                           Y
------------------------------------------------------------------------------------------------------------------------------------
Stripped mortgage securities                       Y            Y            Y           Y
------------------------------------------------------------------------------------------------------------------------------------
Collateralized mortgage obligations                Y            Y            Y           Y
------------------------------------------------------------------------------------------------------------------------------------
Mortgage dollar rolls                              Y            Y            Y           Y
------------------------------------------------------------------------------------------------------------------------------------
Asset-backed securities                            Y            Y            Y           Y                           Y
------------------------------------------------------------------------------------------------------------------------------------
Bank and/or Savings and Loan obligations           Y            Y            Y           Y             Y             Y
------------------------------------------------------------------------------------------------------------------------------------
Repurchase agreements                              Y            Y            Y           Y             Y             Y         Y
------------------------------------------------------------------------------------------------------------------------------------
Derivatives                                        Y            Y            Y           Y             Y             Y         Y
------------------------------------------------------------------------------------------------------------------------------------
Reverse repurchase agreements                      Y            Y            Y           Y             Y             Y         Y
------------------------------------------------------------------------------------------------------------------------------------
Warrants                                           Y            Y            Y           Y             Y             Y         Y
------------------------------------------------------------------------------------------------------------------------------------
Futures                                            Y            Y            Y           Y             Y             Y         Y
------------------------------------------------------------------------------------------------------------------------------------
Options                                            Y            Y            Y           Y             Y             Y         Y
------------------------------------------------------------------------------------------------------------------------------------
Foreign currencies                                 Y            Y            Y           Y             Y             Y
------------------------------------------------------------------------------------------------------------------------------------
Forward currency contracts                         Y            Y            Y           Y             Y             Y
------------------------------------------------------------------------------------------------------------------------------------
Borrowing money                                    Y            Y            Y           Y             Y             Y
------------------------------------------------------------------------------------------------------------------------------------
Lending portfolio securities                       Y            Y            Y           Y             Y             Y         Y
------------------------------------------------------------------------------------------------------------------------------------
Investment of securities lending collateral        Y            Y            Y           Y             Y             Y
------------------------------------------------------------------------------------------------------------------------------------
Short sales                                        Y            Y            Y           Y             Y             Y
------------------------------------------------------------------------------------------------------------------------------------
Participation Interests
------------------------------------------------------------------------------------------------------------------------------------
Swap Agreements                                    Y            Y            Y           Y                           Y
------------------------------------------------------------------------------------------------------------------------------------
Wrap Contracts
------------------------------------------------------------------------------------------------------------------------------------
Indexed securities                                 Y            Y            Y           Y             Y             Y         Y
------------------------------------------------------------------------------------------------------------------------------------
Strip Bonds
------------------------------------------------------------------------------------------------------------------------------------
Put Bonds
------------------------------------------------------------------------------------------------------------------------------------
Private Activity and Industrial Development Bonds
------------------------------------------------------------------------------------------------------------------------------------
Custodial Receipts
------------------------------------------------------------------------------------------------------------------------------------
Nationwide Contract
------------------------------------------------------------------------------------------------------------------------------------
Extendable Commercial Notes                        Y            Y            Y           Y                           Y
------------------------------------------------------------------------------------------------------------------------------------
Standby Commitment Agreements
------------------------------------------------------------------------------------------------------------------------------------
Municipal Securities
------------------------------------------------------------------------------------------------------------------------------------
Equity Linked Notes                                                                                    Y
------------------------------------------------------------------------------------------------------------------------------------

* The Gartmore Nationwide Principal Protected Fund has an Offering Period, a Guarantee Period, and a Post Guarantee Period and may not invest in all of these investments during each period. For example, during the Offering Period, fund assets will be invested primarily in cash and money market obligations. During the Guarantee Period, the Fund may not be permitted by the terms of the Capital Protection Agreement (as described in the Fund's prospectus) to invest in all the securities and utilize all the techniques described below and in the Fund's prospectus. Therefore, the permissible securities that the Fund may invest in during each period are identified as follows:
         O = Offering Period
         G = Guarantee Period
         PG = Post Guarantee Period
         A = All Periods

          DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

THE INDEX FUNDS

         The Gartmore Small Cap Index Fund, Gartmore S&P 500 Index Fund, Gartmore Mid Cap Market Index Fund, Gartmore International Index Fund and Gartmore Bond Index Fund will be referred to herein, collectively, as the "Index Funds."

         S&P 500 Index Fund. The investment objective of the S&P 500 Index Fund is to seek to provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). There can be no assurance that the investment objective of the Fund will be achieved.

         Small Cap Index Fund. The investment objective of the Small Cap Index Fund is to match the performance of the Russell 2000(R) Index (the "Russell 2000") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

         Mid Cap Market Index Fund. The investment objective of the Mid Cap Market Index Fund is to match the performance of the Standard & Poor's Mid Cap 400(R) Index (the "S&P 400") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

         Bond Index Fund. The investment objective of the Bond Index Fund is to match the performance of the Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

         International Index Fund. The investment objective of the International Index Fund is to match the performance of the Morgan Stanley Capital International EAFE(R) Capitalization Weighted Index (the "EAFE Index") as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

         About Indexing. The Index Funds are not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, each Index Fund, utilizing essentially a "passive" or "indexing" investment approach, seeks to replicate, before each Fund's expenses (which can be expected to reduce the total return of the Fund), the total return of its respective index.

         Indexing and Managing the Funds. Each Index Fund will be substantially invested in securities in the applicable index, and will invest at least 80% of its net assets in securities or other financial instruments which are contained in or correlated with securities in the applicable index (equity securities, in the case of the Small Cap Index Fund, Mid Cap Market Index Fund and International Index Fund, S&P 500 Index Fund, and fixed-income securities in the case of the Bond Index Fund).

         Because each Index Fund seeks to replicate the total return of its respective index, Fund Asset Management, L.P. (FAM), subadviser to each Index Fund, generally will not attempt to judge the merits of any particular security as an investment but will seek only to replicate the total return of the securities in the relevant index. However, FAM may omit or remove a security which is included in an index from the portfolio of an Index Fund if, following objective criteria, FAM judges the security to be insufficiently liquid, believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions, or determines that the security is no longer useful in attempting to replicate the total return of the index.

         FAM may acquire certain financial instruments based upon individual securities or based upon or consisting of one or more baskets of securities (which basket may be based upon a target index). Certain of these instruments may represent an indirect ownership interest in such securities or baskets. Others may provide for the payment to an Index Fund or by an Index Fund of amounts based upon the performance (positive, negative or both) of a particular security or basket. FAM will select such instruments when it believes that the use of the instrument will correlate substantially with the expected total return of a target security or index. In connection with the use of such instruments, FAM may enter into short sales in an effort to adjust the weightings of particular securities represented in the basket to more accurately reflect such securities, weightings in the target index.

         The ability of each Index Fund to satisfy its investment objective depends to some extent on FAM's ability to manage cash flow (primarily from purchases and redemptions and distributions from the Fund's investments). FAM will make investment changes to an Index Fund's portfolio to accommodate cash flow while continuing to seek to replicate the total return of the Series' target index. Investors should also be aware that the investment performance of each index is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing, and any incremental operating costs (e.g., transfer agency, accounting) that will be borne by the Funds. Finally, since each Index Fund seeks to replicate the total return of its target index, FAM generally will not attempt to judge the merits of any particular security as an investment.

         Each Index Fund's ability to replicate the total return of its respective index may be affected by, among other things, transaction costs, administration and other expenses incurred by the Index Fund, taxes (including foreign withholding taxes, which will affect the International Index Fund and the Bond Index Fund due to foreign tax withholding practices), and changes in either the composition of the index or the assets of an Index Fund. In addition, each Index Fund's total return will be affected by incremental operating costs (e.g., investment advisory, transfer agency, accounting) that will be borne by the Fund. Under normal circumstances, it is anticipated that each Index Fund's total return over periods of one year and longer will, on a gross basis and before taking into account Fund expenses be within 10 basis points for the S&P 500 Index Fund (a basis point is one one-hundredth of one percent (0.01%)), 100 basis points for the Small Cap Index Fund, 150 basis points for the Mid Cap Market Index Fund, 50 basis points for the International Index Fund, and 50 basis points for the Bond Index Fund, of the total return of the applicable indices. There can be no assurance, however, that these levels of correlation will be achieved. In the event that this correlation is not achieved over time, the Trustees will consider alternative strategies for the Funds.

THE FUNDS OF FUNDS

         Each of the Investor Destinations Funds and the Optimal Allocations Funds is a "fund of funds," which means that each such Fund invests primarily in other mutual funds. The Prospectuses for the Funds of Funds discuss the investment objectives and strategies for such Funds and explains the types of underlying mutual funds (the "Underlying Funds") in which each Fund of Funds may invest. Underlying Funds invest in stocks, bonds and other securities and reflect varying amounts of potential investment risk and reward. Each Fund of Funds allocates its assets among the different Underlying Funds, and each of the Investor Destinations Funds - except for the Investor Destinations Aggressive Fund currently - invests in the Nationwide contract (described in more detail below). Periodically, each Fund of Funds will adjust its asset allocation within predetermined ranges to ensure broad diversification and to adjust to changes in market conditions. However, as a general matter, there are not expected to be large, sudden changes in a Fund of Funds' asset allocation.

         The following is a list of the mutual funds that are part of the Trust (the "Gartmore Mutual Funds") in which the Funds of Funds may currently invest. This list may be updated from time to time and may be supplemented with funds that are not part of the Trust. Each of the Underlying Funds listed below is described in this SAI and their respective Prospectuses.


         INVESTOR DESTINATIONS FUNDS                                 OPTIMAL ALLOCATIONS FUNDS
         ---------------------------                                 -------------------------

o    Gartmore International Index Fund                        o    Gartmore Nationwide Fund
o    Gartmore Small Cap Index Fund                            o    Gartmore Growth Fund
o    Gartmore Mid Cap Market Index Fund                       o    Gartmore U.S. Growth Leaders Fund
o    Gartmore Bond Index Fund                                 o    Gartmore Nationwide Leaders Fund
o    Gartmore S&P 500 Index Fund                              o    Gartmore Focus Fund
o    Gartmore Morley Enhanced Income Fund                             (series of Gartmore Mutual Funds II, Inc.)
o    Gartmore Money Market Fund                               o    Gartmore Mid Cap Growth Fund
                                                              o    Gartmore Small Cap Fund
                                                              o    Gartmore Small Cap Growth Fund
                                                              o    Gartmore Value Opportunities Fund
                                                              o    Gartmore International Growth Fund
                                                              o    Gartmore Emerging Markets Fund
                                                              o    Gartmore Worldwide Leaders Fund
                                                              o    Gartmore Bond Fund
                                                              o    Gartmore Government Bond Fund
                                                              o    Gartmore Convertible Fund
                                                              o    Gartmore High Yield Bond Fund
                                                              o    Gartmore Morley Enhanced Income Fund
                                                              o    Gartmore Money Market Fund
                                                              o    Gartmore Micro Cap Equity Fund
                                                              o    Gartmore Global Financial Services Fund
                                                              o    Gartmore Global Technology and Communications Fund
                                                              o    Gartmore Global Health Sciences Fund
                                                              o    Gartmore Global Utilities Fund
                                                              o    Gartmore Global Natural Resources Fund
                                                              o    Gartmore U.S. Growth Leaders Long-Short Fund



INFORMATION CONCERNING DURATION

      Duration is a measure of the average life of a fixed-income security that was developed as a more precise alternative to the concepts of "term to maturity" or "average dollar weighted maturity" as measures of "volatility" or "risk" associated with changes in interest rates. Duration incorporates a security's yield, coupon interest payments, final maturity and call features into one measure.

      Most debt obligations provide interest ("coupon") payments in addition to final ("par") payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in interest rates.

      Traditionally, a debt security's "term-to-maturity" has been used as a measure of the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term-to-maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Average dollar weighted maturity is calculated by averaging the terms of maturity of each debt security held with each maturity "weighted" according to the percentage of assets that it represents. Duration is a measure of the expected life of a debt security on a present value basis and reflects both principal and interest payments. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable security, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

      There are some situations where the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, a Fund's investment adviser or subadviser will use more sophisticated analytical techniques to project the economic life of a security and estimate its interest rate exposure. Since the computation of duration is based on predictions of future events rather than known factors, there can be no assurance that a Fund will at all times achieve its targeted portfolio duration.

      The change in market value of U.S. government fixed-income securities is largely a function of changes in the prevailing level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. When interest rates are stable, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case.) When interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. With respect to the composition of a fixed-income portfolio, the longer the duration of the portfolio, generally, the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.


DEBT OBLIGATIONS

      Debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations when due ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into long term securities (which tend to be more volatile in price).

      Ratings as Investment Criteria. High-quality, medium-quality and non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor Services ("Moody's"). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by a Fund as initial criteria for the selection of portfolio securities, but the Fund also relies upon the independent advice of a Fund's adviser or subadviser(s) to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered is the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer's capital structure, existing debt and earnings history. The Appendix to this Statement of Additional Information contains further information about the rating categories of NRSROs and their significance.

      Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but a Fund's adviser or subadviser will consider such events in its determination of whether the Fund should continue to hold the securities.

      In addition, to the extent that the ratings change as a result of changes in an NRSRO or its rating systems, or due to a corporate reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

      Medium-Quality Securities. Certain Funds anticipate investing in medium-quality obligations, which are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

      Lower Quality (High-Risk) Securities. Non-investment grade debt or lower quality/rated securities (hereinafter referred to as "lower-quality securities") include (i) bonds rated as low as C by Moody's, Standard & Poor's, or Fitch IBCA Information Services, Inc. ("Fitch"), (ii) commercial paper rated as low as C by Standard & Poor's, Not Prime by Moody's or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under NRSRO guidelines, lower quality securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Lower quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

      Effect of Interest Rates and Economic Changes. Interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities also because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

      As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly so will a Fund's net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount which would result in a lower rate of return to the Fund.

      Payment Expectations. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return for that Fund.

      Liquidity and Valuation. A Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Fund's asset value and ability to dispose of particular securities, when necessary to meet such Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing that Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

- U.S. Government Securities. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

-   The Federal Housing Administration and the Farmers Home Administration;
- The Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States government;
- The Federal Home Loan Banks, whose securities are supported only by the credit of such agency;
- The Federal Farm Credit Banks, government-sponsored institutions that consolidate the financing activities of the Federal Land Banks, the Federal Intermediate Credit Banks and the Banks for Cooperatives; and
- The Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), whose securities are supported only by the credit of such agencies and are not guaranteed by the U.S. government. However, the Secretary of the Treasury has the authority to support FHLMC and FNMA by purchasing limited amounts of their respective obligations.

The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

      The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent a Fund purchases the principal portion of STRIPS, the Fund will not receive regular interest payments. Instead STRIPs are sold at a deep discount from their face value. Because the principal portion of the STRIPs does not pay current income, its price can be volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between the principal portion of the STRIPs' purchase price and its face value.

      Mortgage and Asset-Backed Securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-backed securities come in different forms. The simplest form of mortgage-backed securities is pass-through certificates. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Mortgage-backed securities issued by private lenders maybe supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, over-collateralization, or guarantees by third parties.

      Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit enhancement falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

      The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experience on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.

      Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

      Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-related securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.

      The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

      Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. A Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in a Fund would likely decrease. Also, a Fund's net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different than market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a Fund derived from adjustable rate mortgage securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

      There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks and do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

      Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather they include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

      Collateralized Mortgage Obligations ("CMOs") and Multiclass Pass-Through Securities. CMOs are a more complex form of mortgage-backed security in that they are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. As a result of changes prompted by the 1986 Tax Reform Act, most CMOs are today issued as Real Estate Mortgage Investment Conduits ("REMICs"). From the perspective of the investor, REMICs and CMOs are virtually indistinguishable. However, REMICs differ from CMOs in that REMICs provide certain tax advantages for the issuer of the obligation. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (collectively hereinafter referred to as "Mortgage Assets"). Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities.

      Typically, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

      In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a "tranche," is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

      A Fund may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

      Stripped Mortgage Securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

      Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a NRSRO.

      In addition to the stripped mortgage securities described above, certain Funds may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. Such Funds may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. See "Additional General Tax Information For All Funds" in this Statement of Additional Information.

      A Fund may also purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. With respect to IOs, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.

         Private Activity and Industrial Development Bonds. Private activity and industrial development bonds are obligations issued by or on behalf of public authorities to raise money to finance various privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking, and sewage and solid waste disposal facilities, as well as certain other facilities or projects. The payment of the principal and interest on such bonds is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

         Put Bonds. "Put" bonds are securities (including securities with variable interest rates) that may be sold back to the issuer of the security at face value at the option of the holder prior to their stated maturity. The Fund's adviser or a subadviser intends to purchase only those put bonds for which the put option is an integral part of the security as originally issued. The option to "put" the bond back to the issuer prior to the stated final maturity can cushion the price decline of the bond in a rising interest rate environment. However, the premium paid, if any, for an option to put will have the effect of reducing the yield otherwise payable on the underlying security. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar weighted average maturity of a Fund holding such securities, the Fund will consider "maturity" to be the first date on which it has the right to demand payment from the issuer.

         Brady Bonds. Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds known as

"Brady Bonds." Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements that enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should also recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. A Fund's adviser or subadviser may believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. However, there can be no assurance that the adviser or the subadviser's expectations with respect to Brady Bonds will be realized.

         Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the applicable Funds will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds. The U.S. Treasury bonds purchased as collateral for such Brady Bonds are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the fact amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. However, in light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative. A Fund may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

      Municipal Securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term municipal securities, only if the interest paid thereon is exempt from federal taxes. The Gartmore Tax-Free Income Fund will invest primarily in municipal securities. In addition, the Gartmore Money Market Fund may invest in municipal securities whether or not the interest paid is tax exempt as long as the securities are acceptable investments for money market funds.

      Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Gartmore Tax-Free Income Fund may invest in other types of tax-exempt instruments, such as municipal bonds, private activity bonds, and pollution control bonds.

      Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

      The two principal classifications of municipal securities consist of "general obligation" and "revenue" issues. The Gartmore Tax-Free Income Fund may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The adviser will consider such an event in determining whether the Fund should continue to hold the obligation.

      An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

      Strip Bonds. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest paying securities of comparable maturity.

      Custodial Receipts. Certain Funds may acquire U.S. government securities and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government securities for federal tax and securities purposes. In the case of CATS and TIGRs, the Internal Revenue Service ("IRS") has reached this conclusion for the purpose of applying the tax diversification requirements applicable to regulated investment companies such as the Funds. CATS and TIGRs are not considered U.S. government securities by the Staff of the Securities and Exchange Commission (the "SEC"), however. Further, the IRS conclusion is contained only in a general counsel memorandum, which is an internal document of no precedential value or binding effect, and a private letter ruling, which also may not be relied upon by the Funds. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.


MONEY MARKET INSTRUMENTS

      Money market instruments may include the following types of instruments:

      -- obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;

      -- obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;

      -- obligations of municipalities and states, their agencies and political subdivisions with remaining maturities of 397 days or less;

      -- asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the two highest categories of any NRSRO;

      -- repurchase agreements;

      -- bank or savings and loan obligations;

      -- commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. It may also be issued by foreign governments, and states and municipalities. Generally the commercial paper or its guarantor will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

      -- bank loan participation agreements representing obligations of corporations having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower;

      -- high quality short-term (maturity in 397 days or less) corporate obligations, rated within the top two rating categories by an NRSRO or, if not rated, deemed to be of comparable quality by the applicable adviser or subadviser;

      -- extendable commercial notes, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 397 days with the option to call the note any time during the extension period. Because extension will occur when the issuer does not have other viable options for lending, these notes may be considered illiquid, particularly during the extension period, and if the extendable commercial notes are determined to be illiquid, the Gartmore Money Market Fund will be limited to holding no more than 10% of its net assets in these and any other illiquid securities;

      -- unrated short term (maturing in 397 days or less) debt obligations that are determined by a Fund's adviser to be of comparable quality to the securities described above.

EXTENDABLE COMMERCIAL NOTES

      The Gartmore Money Market Fund may invest in extendable commercial notes
(ECNs). ECNs may serve as an alternative to traditional commercial paper investments. ECNs are corporate notes which are issued at a discount and structured such that, while the note has an initial redemption date (the initial redemption date is no more than 90 days from the date of issue) upon which the notes will be redeemed, the issuer on the initial redemption date may extend the repayment of the notes for up to 397 days from the date of issue without seeking note holder consent. In the event the ECN is redeemed by the issuer on its initial redemption date, investors receive a premium step-up rate, which is based on the ECNs rating at the time. If the notes are not redeemed on the initial redemption date, they will bear interest from the initial redemption date to the maturity date of the note at a floating rate of interest (this interest serves as a penalty yield for the issuer and a premium paid to the investor).

      The ability of the issuer to exercise its option to extend the ECN beyond the initial redemption date can expose investors to interest rate risks, liquidity risks, credit risks and mark-to-market risks. Proponents of ECNs, however, argue that the punitive interest rate which applies if the ECN is extended beyond its initial redemption date will discourage issuers from extending the notes. Proponents further argue that the reputation risk associated with the decision to extend an ECN obligation will prevent issuers from extending the notes, provided that the issuer is not in extreme financial distress. The Money Market Fund will perform due diligence from both a credit and portfolio structure perspective before investing in ECNs.

REPURCHASE AGREEMENTS


      In connection with the purchase of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers by a Fund, the Fund's custodian, or a subcustodian, will have custody of, and will segregate securities acquired by the Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the SEC to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which it may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. Under the custody agreement with the bank and the repurchase agreement policies and procedures adopted for the Funds, certain of such collateral could consist of foreign securities. If the seller of the securities under the repurchase agreement defaults, a Fund could become the owner of the foreign securities. If a Fund that does not normally invest in foreign securities pursuant to its investment policies and restrictions, were to become the owner of foreign securities upon default of the seller under a repurchase agreement, the Fund will dispose of the foreign securities as soon as practicable while trying to maximize the return to shareholders. If a Fund holds foreign securities in the manner described above, it will not be considered a violation of the Fund's investment policies or restrictions. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. A Fund's adviser or subadviser reviews the creditworthiness of those banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate these risks.



BANK OBLIGATIONS

      Bank obligations that may be purchased by the Funds include certificates of deposit, bankers' acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

      Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their branches located outside the United States), domestic and foreign branches of foreign banks and savings and loan associations.

      Eurodollar and Yankee Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

      Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks and other risks associated with foreign investments. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues. However, Eurodollar and Yankee bank obligations held in a Fund will undergo the same credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.


WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS

      When securities are purchased on a "when-issued" basis or purchased for delayed delivery, then payment and delivery occur beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of a Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.

      When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will set aside permissible liquid assets equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of such Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund's liquidity and the ability of its adviser or subadviser to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceed 25% of the value of its total assets. Under normal market conditions, however, a Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of its total assets. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

STANDBY COMMITMENT AGREEMENTS

      These agreements commit a Fund, for a stated period of time, to purchase a stated amount of fixed income securities that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. Funds enter into such agreements for the purpose of investing in the security underlying the commitment at a yield and price that is considered advantageous to the Fund.

      There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period if the security is not ultimately issued.

      The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security will thereafter be reflected in the calculation of a Fund's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

LENDING PORTFOLIO SECURITIES

      Each Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives collateral, with respect to each loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and, with respect to each loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times thereafter shall require the borrower to mark to market such collateral on a daily basis so that the market value of such collateral does not fall below 100% of the market value of the portfolio securities so loaned. By lending its portfolio securities, a Fund can increase its income through the investment of the collateral. For the purposes of this policy, the Fund considers collateral consisting of cash, U.S. government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, a Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

      The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive from the borrower collateral equal to at least 100% of the value of the portfolio securities loaned; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral;
(3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Fund's board of trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

      Investment of Securities Lending Collateral. The collateral received from a borrower as a result of a Fund's securities lending activities will be used to purchase both fixed-income securities and other securities with debt-like characteristics that are rated A1 or P1 on a fixed rate or floating rate basis, including: bank obligations; commercial paper; investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by an insurance company; loan participations; master notes; medium term notes; repurchase agreements; and U.S. government securities. Except for the investment agreements, funding agreements or guaranteed investment contracts guaranteed by an insurance company, master notes, and medium term notes (which are described below), these types of investments are described in elsewhere in the SAI. Collateral may also be invested in a money market mutual fund or short-term collective investment trust.

      Investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by an insurance company are agreements where an insurance company either provides for the investment of the Fund's assets or provides for a minimum guaranteed rate of return to the investor.

      Master notes are promissory notes issued usually with large, creditworthy broker-dealers on either a fixed rate or floating rate basis. Master notes may or may not be collateralized by underlying securities. If the master note is issued by an unrated subsidiary of a broker-dealer, then an unconditional guarantee is provided by the issuer's parent.

      Medium term notes are unsecured, continuously offered corporate debt obligations. Although medium term notes may be offered with a maturity from one to ten years, in the context of securities lending collateral, the maturity of the medium term note will not generally exceed two years.

INDEXED SECURITIES

      Certain Funds may invest in securities whose potential return is based on the change in particular measurements of value or rates (an "index"). As an illustration, the Funds may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities. If a Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index.

SMALL COMPANY AND EMERGING GROWTH STOCKS

      Investing in securities of small-sized, including micro-capitalization companies and emerging growth companies, may involve greater risks than investing in the stocks of larger, more established companies, including possible risk of loss. Also, because these securities may have limited marketability, their prices may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized and emerging growth companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized and emerging growth companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized and emerging growth companies than for larger, more established ones.

SPECIAL SITUATION COMPANIES

      "Special situation companies" include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The adviser or subadviser of such a Fund believes, however, that if it analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

FOREIGN SECURITIES

      Investing in foreign securities (including through the use of depositary receipts) involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently be denominated in the currencies of foreign countries (these securities are translated into U.S. dollars on a daily basis in order to value a Fund), and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Expropriation of assets refers to the possibility that a country's laws will prohibit the return to the United States of any monies, which a Fund has invested in the country. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

      Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

      Investment in Companies in Developing Countries. Investments may be made from time to time in companies in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

      The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

      The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

      Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries.

      Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

      Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

      Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

      Depositary Receipts. A Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts ("CDRs")), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. Bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund's investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

      A Fund may invest in depositary receipts through "sponsored" or "unsponsored" facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

      A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

      Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

      Foreign Sovereign Debt. Certain Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiation new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

      Equity Linked Notes. An equity-linked note is a note whose performance is tied to a single stock or a basket of stocks. Upon the maturity of the note, generally the holder receives a return of principal based on the capital appreciation of the underlying linked securities. The terms of an equity-linked note may also provide for the periodic interest payments to holders at either a fixed or floating rate. Equity-linked notes will be considered equity securities for purposes of a Fund's investment objective and strategies.

      The price of an equity-linked note is derived from the value of the underlying linked securities. The level and type of risk involved in the purchase of an equity-linked note by a Fund is similar to the risk involved in the purchase of the underlying security or other emerging market securities. Such notes therefore may be considered to have speculative elements. However, equity-linked notes are also dependent on the individual credit of the issuer of the note, which may be a trust or other special purpose vehicle or finance subsidiary established by a major financial institution for the limited purpose of issuing the note. Like other structured products, equity-linked notes are frequently secured by collateral consisting of a combination of debt or related equity securities to which payments under the notes are linked. If so secured, the Fund would look to this underlying collateral for satisfaction of claims in the event that the issuer of an equity-linked note defaulted under the terms of the note.

      Equity-linked notes are often privately placed and may not be rated, in which case a Fund will be more dependent on the ability of the Fund's adviser or subadviser to evaluate the creditworthiness of the issuer, the underlying security, any collateral features of the note, and the potential for loss due to market and other factors. Ratings of issuers of equity-linked notes refer only to the creditworthiness of the issuer and strength of related collateral arrangements or other credit supports, and do not take into account, or attempt to rate, any potential risks of the underlying linked securities. Depending upon the law of the jurisdiction in which an issuer is organized and the note is issued, in the event of default, the Fund may incur additional expenses in seeking recovery under an equity-linked note, and may have more limited methods of legal recourse in attempting to do so.

      As with any investment, the Fund can lose the entire amount it has invested in an equity-linked note. The secondary market for equity-linked notes may be limited. The lack of a liquid secondary market may have an adverse effect on the ability of a Fund to accurately value the equity-linked note in its portfolio, and may make disposal of such securities more difficult for the Fund.

FOREIGN COMMERCIAL PAPER

      A Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables a Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. A Fund will purchase such commercial paper for hedging purposes only, not for speculation. The Funds believe that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or other liquid assets having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

REAL ESTATE INVESTMENT TRUSTS

      Although no Fund will invest in real estate directly, certain Funds may invest in securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments and, as a result, such Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

      REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of Internal Revenue Code, as amended (the "Code").

CONVERTIBLE SECURITIES

      Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, the credit standing of the issuer and other factors. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The conversion value of a convertible security is determined by the market price of the underlying common stock. The market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

      A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

      A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, a Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

      Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, some convertible securities typically are rated below investment grade or are not rated, depending on the general creditworthiness of the issuer.

      Certain Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations then conventional convertible securities. For more information about zero coupon securities generally, see "Zero Coupon Securities, Pay-In-Kind Bonds ("PIK Bonds") and Deferred Payment Securities" below.

WARRANTS

      Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

PREFERRED STOCK

      Preferred stocks, like some debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

SHORT SELLING OF SECURITIES

      In a short sale of securities, a Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

      A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest the Fund may be required to pay in connection with the short sale. Whether a Fund will be successful in utilizing a short sale will depend, in part, on a Fund's adviser's or subadviser's ability to correctly predict whether the price of a security it borrows to sell short will decrease.

      In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund must deposit in a segregated account an amount of cash or liquid assets equal to the difference between (a) the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain on a daily basis the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

      A Fund may also engage in short sales if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Funds do not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price. In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. For tax purposes a Fund that enters into a short sale "against the box" may be treated as having made a constructive sale of an "appreciated financial position" causing the Fund to realize a gain (but not a loss).

RESTRICTED, NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

      A Fund may not invest more than 15% (10% for the Gartmore Money Market
Fund) of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale or other factors limiting the marketability of the security. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

      Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

      In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

      The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

      Any such restricted securities will be considered to be illiquid for purposes of a Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, the Fund's adviser or subadviser has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, the Fund's level of illiquidity may increase.

      Some Funds may sell over-the-counter ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

      The applicable subadviser or adviser will monitor the liquidity of restricted securities in the portion of a Fund it manages. In reaching liquidity decisions, the following factors are considered: (A) the unregistered nature of the security; (B) the frequency of trades and quotes for the security; (C) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (D) dealer undertakings to make a market in the security and (E) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

      Private Placement Commercial Paper. Commercial paper eligible for resale under Section 4(2) of the Securities Act is offered only to accredited investors. Rule 506 of Regulation D in the Securities Act lists investment companies as an accredited investor.

      Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two NRSROs, or if only NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the Fund's adviser or subadviser believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

BORROWING

      A Fund may borrow money from banks, limited by each Fund's fundamental investment restriction (generally, 33-1/3% of its total assets (including the amount borrowed)), including borrowings for temporary or emergency purposes. A Fund may engage in mortgage dollar roll and repurchase agreements which may be considered a form of borrowing.

      Leverage. The use of leverage by an Index Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on an Index Fund's portfolio. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay on the borrowings, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to a Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, the applicable Fund's subadviser in its best judgment nevertheless may determine to maintain a Fund's leveraged position if it expects that the benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

      Certain types of borrowings by a Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede the applicable Fund's subadvisers from managing a Fund's portfolio in accordance with the Fund's investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require a Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.

      A Fund at times may borrow from affiliates of FAM, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

DERIVATIVE INSTRUMENTS

      A Fund's adviser or subadviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options, forward currency contracts, swaps and structured contracts, to hedge a Fund's portfolio, for risk management, for obtaining exposure to a particular security or group of securities without actually purchasing such security or group of securities, or for any other permissible purposes consistent with that Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

      Derivatives generally have investment characteristics that are based upon either forward currency contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

      The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC").

      Special Risks of Derivative Instruments. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

      (1) Successful use of most of these instruments depends upon a Fund's adviser's or subadviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

      (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Fund's assets being hedged in terms of securities composition.

      (3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because a Fund's adviser or subadviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, a Fund could suffer a loss.

      (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

      For a discussion of the federal income tax treatment of a Fund's derivative instruments, see "Additional General Tax Information For All Funds" below.

      Options. A Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under "Restricted, Non-Publicly Traded and Illiquid Securities" above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.

      The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by a Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

      A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

      A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

      A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

      If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

      A Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

      The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

      Transactions using OTC options (other than purchased options) expose a Fund to counter party risk. To the extent required by SEC guidelines, a Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts as a cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      Spread Transactions. A Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

      Futures Contracts. Certain Funds may enter into futures contracts, including interest rate, index, and currency futures and purchase and write
(sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund's adviser or a subadviser believes it is more advantageous to a Fund than is purchasing the futures contract.

      To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions.

      A Fund will not enter into futures contracts and related options for other than "bona fide hedging" purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. There is no overall limit on the percentage of a Fund's assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund's exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

      A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, that Fund will continue to be required to maintain the margin deposits on the futures contract.

      No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

      Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

      Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

      If a Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

      Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

      Structured Products. A Fund may use structured products to hedge its portfolio. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

      With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities. See also, "Description Of Portfolio Instruments And Investment Policies -- Restricted, Non-Publicly Traded and Illiquid Securities."

      Swap Agreements. A Fund may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with such Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from one or more days to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. "Total return swaps" are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

      The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, a Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets.

      Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on a Fund's adviser's or subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is largely unregulated.

      A Fund will enter swap agreements only with counterparties that a Fund's adviser or subadviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

      Foreign Currency-Related Derivative Strategies - Special Considerations. A Fund may use options and futures and options on futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which a Fund's securities are denominated. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

      A Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

      The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

      There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

      Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

      Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when a Fund's adviser or subadviser believes a liquid secondary market will exist for a particular option at any specific time.

FORWARD CURRENCY CONTRACTS

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

      At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices.

      The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

      Currency Hedging. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of a Fund's investments denominated in that currency over time.

      A decline in the dollar value of a foreign currency in which a Fund's securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.

      A Fund may enter into foreign currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

SECURITIES OF INVESTMENT COMPANIES

      To the extent permitted by the 1940 Act, a Fund may generally invest up to 10% of its total assets, calculated at the time of investment, in the securities of other investment companies. No more than 5% of a Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. However, as described above, each of the Investor Destinations Funds may invest up to 100% of its assets in other investment companies. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund. Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies.

      SPDRs and other Exchange Traded Funds. A Fund may invest in Standard & Poor's Depositary Receipts ("SPDRs") and in shares of other exchange traded funds (collectively, "ETFs"). SPDRs are interests in unit investment trusts. Such investment trusts invest in a securities portfolio that includes substantially all of the common stocks (in substantially the same weights) as the common stocks included in a particular Standard & Poor's Index such as the S&P 500. SPDRs are traded on the American Stock Exchange, but may not be redeemed. The results of SPDRs will not match the performance of the designated S&P Index due to reductions in the SPDRs' performance attributable to transaction and other expenses, including fees paid by the SPDR to service providers. SPDRs distribute dividends on a quarterly basis.

      ETF's, including SPDRs, are not actively managed. Rather, an ETF's objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF was not fully invested in such securities. Because of this, an ETF's price can be volatile, and a Fund may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in such ETF.

FLOATING AND VARIABLE RATE INSTRUMENTS

      Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable or adjustable rate securities changes at preset times based upon an underlying index. Certain of the floating or variable rate obligations that may be purchased by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

      Some of the demand instruments purchased by a Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as "not readily marketable" and therefore illiquid.

      Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. A Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase. A Fund's adviser or subadviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

      A Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a Fund's custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund's custodian.

ZERO COUPON SECURITIES, PAY-IN-KIND BONDS ("PIK BONDS") AND DEFERRED PAYMENT SECURITIES

      Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.

      Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of a Fund's limitation on investments in illiquid securities.

LOAN PARTICIPATIONS AND ASSIGNMENTS

      Loan Participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Fund will acquire Loan Participations only if the lender interpositioned between the Fund and the borrower is determined by the applicable subadviser to be creditworthy. When a Fund purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

      A Fund may have difficulty disposing of Assignments and Loan Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund's ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

      In valuing a Loan Participation or Assignment held by a Fund for which a secondary trading market exists, the Fund will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Fund's Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

MORTGAGE DOLLAR ROLLS AND REVERSE REPURCHASE AGREEMENTS

      A Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing (see "Borrowing"). When required by guidelines of the SEC, a Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

      Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Depending on whether the segregated assets are cash equivalent or some other type of security, entering into mortgage dollar rolls may subject the Fund to additional interest rate sensitivity. If the segregated assets are cash equivalents that mature prior to the mortgage dollar roll settlement, there is little likelihood that the sensitivity will increase; however, if the segregated assets are subject to interest rate risk because they settle later, then the Fund's interest rate sensitivity could increase. Mortgage dollar roll transactions may be considered a borrowing by the Funds. (See "Borrowing")

      Mortgage dollar rolls and reverse repurchase agreements may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Fund's adviser or subadviser believes that such arbitrage transactions do not present the risks to the Funds that are associated with other types of leverage.

THE NATIONWIDE CONTRACT

      Each of the Investor Destinations Funds (except the Gartmore Investor Destinations Aggressive Fund) currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company ("Nationwide"). This contract has a stable principal value and will pay each such Fund a fixed rate of interest. The fixed interest rate must be at least 3.50% (on an annualized basis), but may be higher and is currently adjusted on a quarterly basis. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because the contract is guaranteed by Nationwide, assuming no default, the Funds receive no more or less than the guaranteed amount and will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions a Fund's performance may be hurt by its investment in the Nationwide Contract, GMF believes that the relatively stable nature of the Nationwide Contract should reduce a Fund's volatility and overall risk, especially when the bond and stock markets decline simultaneously.

ADDITIONAL INFORMATION CONCERNING THE INDICES

      Russell 2000 Index. The Gartmore Small Cap Index Fund is not promoted, sponsored or endorsed by, not in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Gartmore Small Cap Index Fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

      Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000(R) Index. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

      Frank Russell Company's publication of the Russell 2000(R) Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell 2000 is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell 2000 or any data included in the Russell 2000. Frank Russell Company makes no representation or warranty regarding the use, or the results of use, of the Russell 2000 or any data included therein, or any security (or combination thereof) comprising the Russell 2000. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty, or any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell 2000 or any data or any security (or combination thereof) included therein.

      EAFE Index. The EAFE Index is the exclusive property of Morgan Stanley & Co. Incorporated ("Morgan Stanley"). The EAFE Index is a service mark of Morgan Stanley Group Inc.

      The Gartmore International Index Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty, express or implied, to the owners of shares of the Gartmore International Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Gartmore International Index Fund particularly or the ability of the EAFE Index to track general stock market performance. Morgan Stanley is the licensor of certain trademarks, service marks and trade names of Morgan Stanley and of the EAFE Index. Morgan Stanley has no obligation to take the needs of the Gartmore International Index Fund or the owners of shares of the Gartmore International Index Fund into consideration in determining, composing or calculating the EAFE Index. Morgan Stanley is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of shares of the Gartmore International Index Fund to be issued or in the determination or calculation of the equation by which the shares of the Gartmore International Index Fund and are redeemable for cash. Morgan Stanley has no obligation or liability to owners of shares of the Gartmore International Index Fund in connection with the administration, marketing or trading of the Gartmore International Index Fund.

      Although Morgan Stanley shall obtain information for inclusion in or for use in the calculation of the EAFE Index from sources which Morgan Stanley considers reliable, Morgan Stanley does not guarantee the accuracy and/or the completeness of the EAFE Index or any data included therein. Morgan Stanley makes no warranty, express or implied, as to results to be obtained by licensee, licensee's customers and counterparties, owners of shares of the International Index Fund, or any other person or entity from the use of the EAFE Index or any data included therein in connection with the rights licensed hereunder or for any other use. Morgan Stanley makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the EAFE Index or any data included therein. Without limiting any of the foregoing, in no event shall Morgan Stanley have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

      S&P 500 Index and S&P 400 Index. The Trust, on behalf of the Gartmore S&P 500 Index Fund and Gartmore Mid Cap Market Index Fund, has entered into a licensing agreement which authorizes the Funds to use the trademarks of the McGraw-Hill Companies, Inc.

      Standard & Poor's 500(R), S&P 500(R), S&P(R), 500(R), Standard & Poor's MidCap 400(R), S&P MidCap 400(R), and S&P 400(R) are trademarks of The McGraw-Hill Companies, Inc. The Gartmore S&P 500 Index Fund and the Gartmore Mid Cap Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc.("S&P"). S&P makes no representation or warranty, expressed or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index or the S&P 400 Index to track general stock market performance. S&P's only relationship to the Funds or the applicable adviser is the licensing of certain trademarks and trade names of S&P and of the S&P 500 and S&P 400 indices which are determined, composed and calculated by S&P without regard to the Funds. S&P has no obligation to take the needs of the Funds or their shareholders into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indices. S&P is not responsible for or has not participated in the determination of the prices and amount of the Funds' shares or the timing of the issuance or sale of Fund shares or in the determination or calculation of the equation by which Fund shares are redeemed. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds. S&P does not guarantee the accuracy makes no warranty, expressed or implied as to the results to be obtained by the Funds, shareholders of the Funds, or any other person or entity from the use of the S&P 500 or S&P 400 Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P 500 and S&P 400 Indices have any liability for any special, punitive, indirect, or consequential damages, including lost profits even if notified of the possibility of such damages.

CAPITAL PROTECTION AGREEMENT (FOR THE GARTMORE NATIONWIDE PRINCIPAL PROTECTED
FUND)

     The Gartmore Nationwide Principal Protected Fund has entered into a Capital Protection Agreement with AIG Financial Products Corp. (the "Capital Protection Provider"), in order to help ensure that the Fund will be able to redeem any shareholder's account on the Guarantee Maturity Date at no less than the

Guaranteed Amount. The Guaranteed Amount is the initial value of the investor's account at the beginning of the Guarantee Period. The Guaranteed Amount may be reduced under some circumstances described below. An investor's initial purchase amount will also be decreased by any initial sales charges paid to determine the investor's Guaranteed Amount. To receive the full Guaranteed Amount at the end of the Guarantee Period, an investor must automatically reinvest all dividends and distributions received from the Fund and redeem no shares. In addition to reductions in the Guaranteed Amount caused by redemptions or taking your dividends or distributions in cash, an investor's Guaranteed Amount may be reduced by:

     o any extraordinary expenses incurred by the Fund that are not covered by the Capital Protection Agreement (including, for example, legal fees or other costs of litigating a claim brought against the Fund); and
     o any reduction in the Fund's net assets because the Fund, Gartmore Mutual Fund Capital Trust (GMF) (the Fund's investment adviser) or its other service providers do not perform as required under the Capital Protection Agreement.

     Although the Fund never restricts your ability to redeem your shares or to take dividends or distributions in cash instead of reinvesting them, you will be reducing or eliminating the benefit of the Capital Protection if you do so during the Guarantee Period. As a result, shareholders who redeem during the Guarantee Period will bear the cost of the Capital Protection Agreement without receiving any corresponding benefit.

     Under the Capital Protection Agreement, if the assets of the Fund do not meet certain requirements or certain other conditions occur (including noncompliance with the certain agreed upon investment parameters) prior to the Guarantee Maturity Date (each, a "Trigger Event", as further described below), a "Zero Coupon Investment Period" may begin and the Fund may be required to liquidate its assets in both the Total Return Component (primarily equity securities) and the Protection Component (primarily high quality debt securities, which may include a high proportion of zero coupon securities) other than certain zero coupon U.S. Treasury securities it then holds, and will pay the proceeds of that liquidation to the Capital Protection Provider. In exchange for those proceeds, the Capital Protection Provider will deliver to the Fund zero coupon U.S. Treasury securities with a face amount that, together with the face amount of any zero coupon U.S. Treasury securities then held by the Fund, equals at least the aggregate Guaranteed Amount. If the Fund moves into a Zero Coupon Investment Period, the Fund will be required to hold zero coupon U.S. Treasury securities to maturity except to the extent that they need to be sold to cover shareholder redemptions and Fund expenses. At the end of the Guarantee Period, the Fund will inform the Capital Protection Provider whether the Fund's net assets are sufficient to pay the aggregate Guaranteed Amounts to the remaining shareholders. If there are not sufficient assets at that time and assuming that the Fund's assets have not been reduced by causes other than fluctuations in the market value of the Fund's assets or by redemptions from the Fund, the Capital Protection Provider will then pay to the Fund an amount of cash that, together with the available cash held by the Fund, equals the aggregate Guaranteed Amount.

      While the Capital Protection Agreement will protect the Fund from any reductions in the Fund's net asset value that are attributable to fluctuations in the market value of the Fund's assets, other reductions including, without limitation, those reductions attributable to acts or omissions of the Fund, GMF or their representatives that constitute negligence, recklessness, bad faith or willful misconduct, or to failures to comply with the Fund Allocation Conditions (conditions which determine the allocation from time to time of the Fund's assets between the Total Return Component and the Protection Component) or the Investment Management Guidelines (investment guidelines that determine the separate composition of each of the Total Return Component and the Protection Component, including specifying the types of securities, as well as the countries and sectors in which the Total Return Component and the Protection Component of the Fund may invest) are not covered by the Capital Protection Agreement.

      A "Trigger Event" means that the assets of the Fund do not meet the requirements of the Capital Protection Agreement on any business day prior to the Guarantee Maturity Date or the occurrence of any of the following events at any time before the fifth business day prior to the Guarantee Maturity Date: (a) a change to the Investment Management Guidelines not approved by the Capital Protection Provider; (b) any failure by the Investment Adviser to cure a breach of the Fund Allocation Conditions after receipt of notice of such breach from the Capital Protection Provider; (c) any failure of the Fund to comply with the Investment Management Guidelines, unless such failure is cured in accordance with the Capital Protection Agreement; (d) the termination of, or the failure of expenses incurred by the Fund to be within the limits set forth in, the Expense Limitation Agreement; (e) the Fund has incurred expenses or liabilities or any person other than the Capital Protection Provider has asserted a claim through judicial proceedings such that the Fund incurred expenses or limitations not covered by the Expense Limitation Agreement in excess of 5% of the assets of the Fund; (f) an event of default where the Fund is the defaulting party or a termination event where the Fund is an affected party under the Capital Protection Agreement; (g) the Investment Adviser resigns, or the agreement with the Investment Adviser is terminated by the Board of Trustees, the Fund's shareholders or otherwise, and a successor is not acceptable to the Capital Protection Provider; (h) the Investment Adviser is no longer an affiliate of Nationwide Mutual Insurance Company; (i) the Investment Adviser breaches any obligation it has under the Capital Protection Agreement to cure a Trigger Event; (j) a breach by the Investment Adviser, the Fund or the Fund's custodian bank of the Capital Protection Agreement; (k) any amendment to the constitutive documents of the Fund, or any material change to the terms of the Fund that is adverse to the interests of the Fund or the Capital Protection Provider; or (l) any suspension of the calculation of the net asset value of the Fund or of redemptions of the Fund's, unless cured on the business day following its occurrence. Once a Trigger Event occurs and unless the condition causing the Trigger Event can be cured, the Fund may have to irreversibly invest in zero coupon U.S. Treasury securities for the remainder of the Guarantee Period and will enter into the "Zero Coupon Investment Period."

     The Trust's Board of Trustees may terminate or amend the terms of the Capital Protection Agreement at any time without shareholder approval, if the Board determines in its reasonable judgment that it is in the best interests of the Fund and its shareholders to do so. To the extent practicable, shareholders would be given at least 60 days prior written notice of any termination of the Capital Protection Agreement. In the event of such termination, the Trust's Board of Trustees would consider reasonable alternatives and seek to act in the best interests of shareholders. In the event of the termination of the Capital Protection Agreement, the Fund would not be able to pay your Guaranteed Amount if and to the extent that the value of your account is less than your Guaranteed Amount on the Guarantee Maturity Date, unless the Fund is able to replace the Capital Protection Agreement. Replacement of the Capital Protection Agreement may entail substantial additional expense to the Fund.

      AIG FINANCIAL PRODUCTS CORP. AND AIG, INC. The Capital Protection Provider is a Delaware corporation. The Capital Protection Provider and its subsidiaries conduct, primarily as principal, a financial derivative products business. The Capital Protection Provider also enters into investment contracts and other structured transactions, and invests in a diversified portfolio of securities. In the course of conducting its business, the Capital Protection Provider also engages in a variety of other related transactions. AIG, Inc. (AIG), the Capital Protection Provider's parent, is also organized as a Delaware corporation. AIG is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG has unconditionally guaranteed the payment obligations of the Capital Protection Provider arising under the Capital Protection Agreement.

     Since the Capital Protection Provider's payment obligations under the Capital Protection Agreement are guaranteed by AIG, its parent, a shareholder's ability to receive the Guaranteed Amount may depend on the financial condition of the Capital Protection Provider and AIG and their ability to meet their obligations to the Fund. If the Capital Protection Provider and AIG become insolvent or their credit deteriorates substantially, the Capital Protection Provider and AIG may not be able to perform as required by the Capital Protection Agreement and the related guarantee. In such event, the Fund could take a variety of actions, including replacing the Capital Protection Agreement. In such circumstances, shareholders could suffer a loss of principal. During the Post-Guarantee Period, an investment in the Fund will no longer receive the benefit of the Capital Protection Agreement.

      The following is incorporated by reference herein:

      o AIG's audited financial statements included in its Annual Report on Form 10-K for the year ended December 31, 2001;

      o AIG's unaudited financial statements included in its Quarterly Reports on Form 10-Q for the quarters ended March 31, 2002, June 30, 2002, and September 30, 2002;

      o  AIG's current report on Form 8-K dated and filed February 13, 2003; and

      o to the extent filed with the Commission prior to the end of the Fund's Offering Period, AIG's audited financial statements included in any Annual Report of AIG on Form 10-K and AIG's unaudited financial statements included in any Quarterly Reports of AIG on Form 10-Q.

TEMPORARY INVESTMENTS

      Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances or for other cash management purposes, or if a Fund's adviser (or subadviser) believes that business, economic, political or financial conditions warrant, a Fund (except the Gartmore Tax-Free Income Fund), may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to the limits of the 1940 Act, shares of other investment companies that invest in securities in which the

Fund may invest. The Gartmore Tax-Free Income Fund may invest up to 20% of its assets in cash and the taxable money market cash equivalents listed above. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

PORTFOLIO TURNOVER


      The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases and sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. The table below explains any significant variation in the Funds' portfolio turnover rate for the years ended October 31, 2004 and 2003, or any anticipated variation in the portfolio turnover rate from that reported for the last fiscal year:



--------------------------------------------------------------------------------
FUND                                                      2004         2003
--------------------------------------------------------------------------------
Gartmore Emerging Markets Fund(1)
--------------------------------------------------------------------------------
Gartmore Global Health Sciences Fund(2)
--------------------------------------------------------------------------------
Gartmore Global Technology and Communications Fund(3)
--------------------------------------------------------------------------------
Gartmore International Growth Fund(4)
--------------------------------------------------------------------------------
Gartmore Long-Short Equity Plus Fund
--------------------------------------------------------------------------------
Gartmore Micro Cap Equity Fund(7)
--------------------------------------------------------------------------------
Gartmore Mid Cap Growth Leaders Fund(8)
--------------------------------------------------------------------------------
Gartmore Nationwide Fund(9)
--------------------------------------------------------------------------------
Gartmore Nationwide Leaders Fund(10)
--------------------------------------------------------------------------------
Gartmore US Growth Leaders Fund(11)
--------------------------------------------------------------------------------
Gartmore Worldwide Leaders Fund(12)
--------------------------------------------------------------------------------


----------------------
1. The Emerging Markets Fund's portfolio turnover rate increased because the portfolio managers reacted to improved market conditions by selling some securities that had either reached their target prices or selling securities so that the Fund could purchase other securities that the portfolio managers believed had higher growth potential. In addition, there was a higher level of purchases into the Fund in 2003.
2. The portfolio manager for the Gartmore Global Health Sciences Fund is not limited by portfolio turnover in his management style, and the Fund's portfolio turnover will fluctuate based on particular market conditions and stock valuations.
3. The portfolio manager for the Gartmore Global Technology and Communications Fund is not limited by portfolio turnover in his management style, and the Fund's portfolio turnover will fluctuate based on particular market conditions and stock valuations
4. The Gartmore International Growth Fund's portfolio turnover rate increased because the portfolio managers reacted to improved market conditions by selling some securities that had either reached their target prices or selling securities so that the Fund could purchase other securities that the portfolio managers believed had higher growth potential. In addition, there was a higher level of shareholder activity in the Fund in 2003.
5. The 2003 number for the Gartmore Long-Short Equity Plus Fund only represents the portfolio turnover during the period from July 1, 2003 through October 31, 2003, because the Fund changed its fiscal year. It is expected that the portfolio turnover will be higher when a full fiscal year is represented.
6. The portfolio turnover for 2002 represents the year ended June 30, 2003, the Gartmore Long-Short Equity Plus Fund's prior fiscal year. The Fund's portfolio turnover of its fiscal year ended June 30, 2002 was 424%.
7. The Gartmore Micro Cap Equity Fund's portfolio turnover significantly increased in 2003 as a result of a considerable increase in purchases into the Fund.
8. Because the portfolio manager for the Gartmore Mid Cap Growth Leaders Fund is not limited by portfolio turnover in his management style, the Fund's portfolio turnover will fluctuate based on particular market conditions.

9. Market conditions in 2003 required more decisive changes in the Gartmore Nationwide Fund's sector weights that led to increased portfolio turnover. More disciplined rebalancing of assets also generated higher portfolio turnover.
10. In 2003, there had been a change in the portfolio manager for the Gartmore Nationwide Leaders Fund. In addition, market conditions in 2003 required more changes in the Fund's sector weights that led to increased portfolio turnover.
11. Because the Gartmore US Growth Leaders Fund focuses on a smaller group of core holdings, any buy-sell decision on a security has a large impact on the portfolio turnover rate. The Fund's portfolio rate is also due to several factors including the Fund's relatively small asset size and higher levels of shareholder activity.
12. Because the subadviser for the Gartmore Worldwide Leader's Fund is not limited by portfolio turnover in its management style, and the Fund's portfolio turnover will fluctuate based on particular market conditions.

                             INVESTMENT RESTRICTIONS

      The following are fundamental investment restrictions of each Fund which cannot be changed without the vote of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding securities means the vote of (A) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding securities, whichever is less.

      Each of the Funds:

o May not (EXCEPT THE GARTMORE U.S. GROWTH LEADERS FUND, GARTMORE ASIA PACIFIC LEADERS FUND, GARTMORE EUROPEAN LEADERS FUND, GARTMORE GLOBAL FINANCIAL SERVICES FUND, GARTMORE GLOBAL NATURAL RESOURCES FUND, GARTMORE GLOBAL UTILITIES FUND, GARTMORE NATIONWIDE LEADERS FUND, GARTMORE GLOBAL HEALTH SCIENCES FUND, GARTMORE WORLDWIDE LEADERS FUND, THE INDEX FUNDS, THE FUNDS OF FUNDS AND GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND) purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Gartmore Money Market Fund will be deemed to be in compliance with this restriction so long as it is in compliance with Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time.

o May not borrow money or issue senior securities, except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

o May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

o May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or Statement of Additional Information of the Fund.

o May not (EXCEPT THE GARTMORE VALUE OPPORTUNITIES FUND, GARTMORE HIGH YIELD BOND FUND, GARTMORE U.S. GROWTH LEADERS FUND, GARTMORE GLOBAL FINANCIAL SERVICES FUND, GARTMORE GLOBAL NATURAL RESOURCES FUND, GARTMORE GLOBAL UTILITIES FUND, GARTMORE GLOBAL HEALTH SCIENCES FUND, GARTMORE MORLEY ENHANCED INCOME FUND, THE INDEX FUNDS [EXCEPT THE GARTMORE S&P 500 INDEX FUND], GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND AND THE INVESTOR DESTINATIONS FUNDS) purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities. The following industries are considered separate industries for purposes of this investment restriction: electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities, captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer finance and other finance. For the Gartmore Tax-Free Income Fund, this limitation does not apply to obligations issued by state, county or municipal governments.

o May not lend any security or make any other loan, except that each Fund may in accordance with its investment objective and policies (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, and (v) make time deposits with financial institutions and invest in instruments issued by financial institutions, and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

o May not purchase or sell real estate, except that each Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).

THE GARTMORE S&P 500 INDEX FUND:

o May not purchase securities of one issuer, other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in such issuer (except that up to 50% of the Fund's total assets may be invested without regard to such 5% limitation), and (b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

THE INDEX FUNDS (EXCEPT THE GARTMORE S&P 500 INDEX FUND) AND THE INVESTOR DESTINATIONS FUNDS:

o May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry in its target index, a Series or Fund may invest more than 25% of its total assets in securities of issuers in that industry.

THE OPTIMAL ALLOCATIONS FUNDS:

o May not invest more than 25% of its total assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

THE GARTMORE VALUE OPPORTUNITIES FUND, GARTMORE HIGH YIELD BOND FUND AND GARTMORE MORLEY ENHANCED INCOME FUND:

o May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry in its target index, a Series or Fund may invest more than 25% of its total assets in securities of issuers in that industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities and obligations issued by state, county or municipal governments. The following industries are considered separate industries for purposes of this investment restriction: electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities, captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer finance and other finance.

CONCENTRATION POLICIES. EACH OF THE FOLLOWING FUNDS HAS A POLICY REGARDING CONCENTRATING ITS INVESTMENTS IN THE SECURITIES OF COMPANIES IN THE SAME OR RELATED INDUSTRIES AS DESCRIBED BELOW:

THE GARTMORE U.S. GROWTH LEADERS FUND:*

o Will invest 25% or more of its assets in a group of companies in software and related technology industries.

THE GARTMORE GLOBAL FINANCIAL SERVICES FUND:*

o Will invest 25% or more of its assets in at least one of the following industry groups: banks and savings and loan institutions and their holding companies, consumer and industrial finance companies, investment banks, insurance brokers, securities brokers and investment advisers, real estate-related companies, leasing companies, and insurance companies, such as property and casualty and life insurance holding companies.

THE GARTMORE GLOBAL UTILITIES FUND:*

o Will invest 25% or more of its assets in at least one of the following industry groups: energy sources; maintenance services; companies that provide infrastructure for utilities; cable television; radio; telecommunications services; transportation services; and water and sanitary services.

THE GARTMORE GLOBAL HEALTH SCIENCES FUND:*

o Will invest 25% or more of its assets in at least one of the following industry groups: health care; pharmaceuticals; biotechnology; medical supplies; medical services and medical devices.

THE GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND:

o Shall invest more than 25% of its total assets in the securities of issuers in technology and/or communications industries. These industries include: hardware and equipment; information technology; software; consulting and services; consumer electronics; defense technology; broadcasting; and communication equipment.

THE GARTMORE GLOBAL NATURAL RESOURCES FUND:

o Will invest more than 25% of its total assets in securities of issuers in natural resources industries. These industries include: integrated oil; oil and gas exploration and production; gold and other precious metals; steel and iron ore production; energy services and technology; base metal production; forest products; farming products; paper products; chemicals; building materials; coal; alternative energy sources; and environmental services.

   * For purposes of calculation of this restriction, the Fund considers whether it has invested 25% or more of its total assets in the companies of the required industries.

THE FOLLOWING ARE THE NON-FUNDAMENTAL OPERATING POLICIES OF THE FUNDS WHICH MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT SHAREHOLDER APPROVAL:

Each Fund may not:

o Sell securities short (except for the Gartmore Long-Short Equity Plus Fund, Gartmore Mid Cap Growth Leaders Fund, Gartmore High Yield Bond Fund and Gartmore U.S. Growth Leaders Fund), unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short. The Gartmore U.S. Growth Leaders Fund may only sell securities short in accordance with the description contained in its Prospectus or in this SAI.

o Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.

o Purchase or otherwise acquire any security if, as a result, more than 15% (10% with respect to the Gartmore Money Market Fund) of its net assets would be invested in securities that are illiquid.

o Pledge, mortgage or hypothecate any assets owned by the Fund (except for the Gartmore U.S. Growth Leaders Long-Short Fund) in excess of 33 1/3% of the Fund's total assets at the time of such pledging, mortgaging or hypothecating.

      If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, a Fund will act to cause the aggregate amount such securities to come within such limit as soon as reasonably practicable. In such event, however, such Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.


EACH FUND, EXCEPT THE INDEX FUNDS AND THE FUNDS OF FUNDS, MAY NOT:

o Purchase securities of other investment companies except (a) in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or (b) to the extent permitted by the 1940 Act or any rules or regulations thereunder or pursuant to any exemptions therefrom.

      In addition to the investment restrictions above, each Fund must be diversified according to Internal Revenue Code requirements. Specifically, at each tax quarter end, each Fund's holdings must be diversified so that (a) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other U.S. regulated investment companies, and other securities, limited so that no one issuer has a value greater than 5% of the value of the Fund's total assets and that the Fund holds no more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's assets is invested in the securities (other than those of the U.S. government or other U.S. regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

Disclosure of Portfolio Holdings
--------------------------------

The Board of Trustees of the Trust has adopted policies and procedures regarding the disclosure of portfolio holdings information to protect the interests of Fund shareholders and to address potential conflicts of interest that could arise between the interests of Fund shareholders and the interests of the Funds' investment advisers, principal underwriter or affiliated persons of the Funds' investment advisers or principal underwriter. The Trust's overall policy with respect to the release of portfolio holdings is to release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Trust will not make available to anyone non-public information with respect to its portfolio holdings, until such time as the information is made available to all shareholders or the general public.

The policies and procedures are applicable to the Funds' respective investment advisers and any subadviser to the Funds. Pursuant to the policy, the Funds, their investment advisers, any subadviser, and their agents are obligated to:

      o Act in the best interests of Fund shareholders by protecting non-public and potentially material portfolio holdings information;

      o Ensure that portfolio holdings information is not provided to a favored group of clients or potential clients; and
      o Adopt such safeguards and controls around the release of client information so that no client or group of clients is unfairly disadvantaged as a result of such release.

Generally, the release of portfolio holdings is strictly prohibited until the information is at least 15 days old. The Funds currently post the top ten portfolio holdings for each Fund on the Trust's public Internet site at www.gartmorefunds.com. The top ten portfolio holdings are updated quarterly and are available fifteen days after the end of each quarter end. The Funds also disclose their complete portfolio holdings information quarterly to the SEC using Form N-Q within 60 days of the end of the first and third quarter ends of the Funds' fiscal year and on Form N-CSR on the second and fourth quarter ends of the Funds' fiscal year. Form N-Q is not required to be mailed to shareholders, but is made public through the SEC electronic filings. Shareholders receive either complete portfolio holdings information or summaries of Fund portfolio holdings with their annual and semi-annual reports.

Exceptions to the portfolio holdings release policy described above can only be authorized by the Chief Investment Officer, the Chief Administration Officer or their duly authorized delegate and will be made only when:

      o A Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public;
      o The recipient of the information provides written assurances that the non-public portfolio holdings information will remain confidential and that persons with access to the information will be prohibited from trading based on the information; and
      o The release of such information would not otherwise violate the antifraud provisions of the federal securities laws or the Funds' fiduciary duties.

Under this policy, the receipt of compensation by a Fund, an investment adviser, a subadviser, or an affiliate as consideration for disclosing non-public portfolio holdings information will not be deemed a legitimate business purpose.

Eligible third parties to whom portfolio holdings information may be released in advance of general release include the following:

      o   Data consolidators (including ratings agencies);
      o   Fund rating/ranking services and other data providers; and
      o   Service providers to the Funds.

If portfolio holdings information is disclosed to third parties in violation of any provision of this policy, the information will be immediately filed with the SEC, or by another method or combination of methods that is reasonably designed to effect broad, non-exclusionary distribution of the information to the public.

      The Funds' investment advisers conducts periodic reviews of compliance with the policy and the Funds' CCO provides annually a report to the Board of Trustees regarding the operation of the policy and any material changes recommended as a result of such review. The investment advisers' compliance staff will also annually submit to the Board a list of exceptions granted to the policy, including an explanation of the legitimate business purpose of the Fund that was served as a result of the exception.

Disclosure of Portfolio Holdings
--------------------------------

     The Board of Trustees of the Trust has adopted policies and procedures regarding the disclosure of portfolio holdings information to protect the interests of Fund shareholders and to address potential conflicts of interest that could arise between the interests of Fund shareholders and the interests of the Funds' investment advisers, principal underwriter or affiliated persons of the Funds' investment advisers or principal underwriter. The Trust's overall policy with respect to the release of portfolio holdings is to release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Trust will not make available to anyone non-public information with respect to its portfolio holdings, until such time as the information is made available to all shareholders or the general public.

     The policies and procedures are applicable to the Funds' respective investment advisers and any subadviser to the Funds. Pursuant to the policy, the Funds, their investment advisers, any subadviser, and their agents are obligated to:

     o Act in the best interests of Fund shareholders by protecting non-public and potentially material portfolio holdings information;
     o Ensure that portfolio holdings information is not provided to a favored group of clients or potential clients; and
     o Adopt such safeguards and controls around the release of client information so that no client or group of clients is unfairly disadvantaged as a result of such release.

Generally, the release of portfolio holdings is strictly prohibited until the information is at least 15 days old. The Funds currently post the top ten portfolio holdings for each Fund on the Trust's public Internet site at www.gartmorefunds.com. The top ten portfolio holdings are updated quarterly and are available fifteen days after the end of each quarter end. The Funds also disclose their complete portfolio holdings information quarterly to the SEC using Form N-Q within 60 days of the end of the first and third quarter ends of the Funds' fiscal year and on Form N-CSR on the second and fourth quarter ends of the Funds' fiscal year. Form N-Q is not required to be mailed to shareholders, but is made public through the SEC electronic filings. Shareholders receive either complete portfolio holdings information or summaries of Fund portfolio holdings with their annual and semi-annual reports.

     Exceptions to the portfolio holdings release policy described above can only be authorized by the Chief Investment Officer, the Chief Administration Officer or their duly authorized delegate and will be made only when:

     o A Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public;
     o The recipient of the information provides written assurances that the non-public portfolio holdings information will remain confidential and that persons with access to the information will be prohibited from trading based on the information; and
     o The release of such information would not otherwise violate the antifraud provisions of the federal securities laws or the Funds' fiduciary duties.

     Under this policy, the receipt of compensation by a Fund, an investment adviser, a subadviser, or an affiliate as consideration for disclosing non-public portfolio holdings information will not be deemed a legitimate business purpose.

     Eligible third parties to whom portfolio holdings information may be released in advance of general release include the following:

     o    Data consolidators (including ratings agencies);
     o    Fund rating/ranking services and other data providers; and
     o    Service providers to the Funds.

If portfolio holdings information is disclosed to third parties in violation of any provision of this policy, the information will be immediately filed with the SEC, or by another method or combination of methods that is reasonably designed to effect broad, non-exclusionary distribution of the information to the public.

     The Funds' investment advisers conducts periodic reviews of compliance with the policy and the Funds' CCO provides annually a report to the Board of Trustees regarding the operation of the policy and any material changes recommended as a result of such review. The investment advisers' compliance staff will also annually submit to the Board a list of exceptions granted to the policy, including an explanation of the legitimate business purpose of the Fund that was served as a result of the exception.

TRUSTEES AND OFFICERS OF THE TRUST

MANAGEMENT INFORMATION


TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS

------------------------------------------------------------------------------------------------------------------------------------
           (1)                (2)           (3)                   (4)                    (5)                 (6)
------------------------------------------------------------------------------------------------------------------------------------
 NAME, ADDRESS, AND AGE   POSITION(S)     TERM OF       PRINCIPAL OCCUPATION(S)       NUMBER OF       OTHER DIRECTORSHIPS
                           HELD WITH    OFFICE WITH       DURING PAST 5 YEARS       PORTFOLIOS IN      HELD BY TRUSTEE**
                             FUND         TRUST -                                   FUND COMPLEX
                                         LENGTH OF                                   OVERSEEN BY
                                        TIME SERVED*                                   TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Charles E. Allen            Trustee        Since     Mr. Allen is Chairman, Chief        84                None
                                         July 2000   Executive Officer and
c/o Gartmore Global                                  President of Graimark Realty
Investments, Inc.                                    Advisors, Inc. (real estate
1200 River Road,                                     development, investment and
Suite 1000,                                          asset management).
Conshohocken, PA 19428

Age 56
------------------------------------------------------------------------------------------------------------------------------------
Michael J. Baresich         Trustee        Since     Mr. Baresich has been               84                None
                                         March 2004  Chairman of the Board of
c/o Gartmore Global                                  Cokinetic Systems Corp.
Investments, Inc.                                    (software company) since July
1200 River Road,                                     2004.  Prior thereto and
Suite 1000,                                          since 2001, Mr. Baresich
Conshohocken, PA  19428                              served as its Chief Executive
                                                     Officer. From June 1999
Age 50                                               through August 2001, Mr.
                                                     Baresich was a Managing
                                                     Director of Deutsche Bank.
                                                     Prior to June 1999, Mr.
                                                     Baresich was a Managing
                                                     Director of Bankers Trust.
------------------------------------------------------------------------------------------------------------------------------------
Paula H.J. Cholmondeley     Trustee        Since     Ms. Cholmondeley has been the       84       Director of Dentsply
                                         July 2000   Chairman and Chief Executive                 International, Inc.,
c/o Gartmore Global                                  Officer of the Sorrel Group,                 Ultralife Batteries,
Investments, Inc.                                    a management consulting                      Inc., and Terex
1200 River Road,                                     company, since January 2004.                 Corporation
Suite 1000,                                          From March 2000 through
Conshohocken, PA 19428                               December 2003, Ms.
                                                     Cholmondeley was Vice
Age 56                                               President and General Manager
                                                     of Sappi Fine Paper North
                                                     America.  Prior thereto, Ms.
                                                     Cholmondeley was Vice
                                                     President and General Manager
                                                     of Residential Insulation of
                                                     Owens Corning.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
           (1)                (2)           (3)                   (4)                    (5)                 (6)
------------------------------------------------------------------------------------------------------------------------------------
 NAME, ADDRESS, AND AGE   POSITION(S)     TERM OF       PRINCIPAL OCCUPATION(S)       NUMBER OF       OTHER DIRECTORSHIPS
                           HELD WITH    OFFICE WITH       DURING PAST 5 YEARS       PORTFOLIOS IN      HELD BY TRUSTEE**
                             FUND         TRUST -                                   FUND COMPLEX
                                         LENGTH OF                                   OVERSEEN BY
                                        TIME SERVED*                                   TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
C. Brent DeVore             Trustee      Since 1990     Dr. DeVore is President of        84                None
                                                        Otterbein College.
c/o Gartmore Global
Investments, Inc.
1200 River Road,
Suite 1000,
Conshohocken, PA 19428

Age 64
------------------------------------------------------------------------------------------------------------------------------------

Phyllis Kay Dryden          Trustee      Since          Ms. Dryden was a former           84                None
                                     [February 2005]    Managing Partner of
c/o Gartmore Global                     [Please         marchFIRST, a global
Investments, Inc.                       confirm]        management consulting firm
1200 River Road,                                        prior to 2002.
Suite 1000,
Conshohocken, PA
19428

Age 57
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Duncan***         Trustee        Since        Mr. Duncan is Vice President      84                None
                                         April 1987     and Secretary Emeritus of The
c/o Gartmore Global                                     Ohio State University.
Investments, Inc.
1200 River Road,
Suite 1000,
Conshohocken, PA 19428

Age 77
------------------------------------------------------------------------------------------------------------------------------------
Barbara L. Hennigar***      Trustee        Since        Retired since June 2000.          84                None
                                         July 2000      Prior thereto, Ms. Hennigar
c/o Gartmore Global                                     was the Chairman or President
Investments, Inc.                                       and Chief Executive Officer
1200 River Road,                                        of OppenheimerFunds Services
Suite 1000,                                             and a member of the Executive
Conshohocken, PA 19428                                  Committee of OppenheimerFunds.

Age 69
------------------------------------------------------------------------------------------------------------------------------------
Barbara I. Jacobs          Trustee        Since         Ms. Jacobs has served as           84               None
                                     [February 2005]    Chairman of the Board of
c/o Gartmore Global                     [Please         Directors of KICAP Network
Investments, Inc.                       confirm]        Fund, a European (United)
1200 River Road,                                        Kingdom) hedge fund, since
Suite 1000,                                             December 2000. Prior to
Conshohocken, PA                                        2004, Ms. Jacobs was also a
19428                                                   Managing Director and
                                                        European Portfolio Manager
Age 54                                                  of CREF Investments
                                                        (Teachers Insurance and
                                                        Annuity Association-College
                                                        Retirement Equities Fund).
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
           (1)                (2)           (3)                   (4)                    (5)                 (6)
------------------------------------------------------------------------------------------------------------------------------------
 NAME, ADDRESS, AND AGE   POSITION(S)     TERM OF       PRINCIPAL OCCUPATION(S)       NUMBER OF       OTHER DIRECTORSHIPS
                           HELD WITH    OFFICE WITH       DURING PAST 5 YEARS       PORTFOLIOS IN      HELD BY TRUSTEE**
                             FUND         TRUST -                                   FUND COMPLEX
                                         LENGTH OF                                   OVERSEEN BY
                                        TIME SERVED*                                   TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

Thomas J. Kerr, IV***       Trustee    Since October  Dr. Kerr is President               84                None
                                            1971      Emeritus of Kendall College.
c/o Gartmore Global
Investments, Inc.
1200 River Road,
Suite 1000,
Conshohocken, PA 19428

Age 70
------------------------------------------------------------------------------------------------------------------------------------
Douglas F. Kridler          Trustee        Since      Mr. Kridler has served as the       84                None
                                         September    President and Chief Executive
c/o Gartmore Global                        1997       Officer of The Columbus
Investments, Inc.                                     Foundation (a Columbus,
1200 River Road,                                      OH-based foundation which
Suite 1000,                                           manages over 1,300 individual
Conshohocken, PA 19428                                endowment funds) since
                                                      February 2002.  Mr. Kridler
Age 49                                                was the President of the
                                                      Columbus Association for the
                                                      Performing Arts prior thereto
                                                      and Chairman of the Greater
                                                      Columbus Convention and
                                                      Visitors Bureau during 2000
                                                      and 2001.
------------------------------------------------------------------------------------------------------------------------------------

Michael D. McCarthy         Trustee      Since        Mr. McCarthy serves as: the         84(3)             None
                                     [February 2005]  Founder and Chairman of
c/o Gartmore Global                    [Please        The Eureka Foundation
Investments, Inc.                      confirm]       (which sponsors and funds
1200 River Road,                                      the "Great Museums" series
Suite 1000,                                           on PBS); and a Partner of
Conshohocken, PA                                      Pineville Properties LLC (a
19428                                                 commercial real estate
                                                      development firm).
Age 57
------------------------------------------------------------------------------------------------------------------------------------





------------------------------------------------------------------------------------------------------------------------------------
           (1)                (2)           (3)                   (4)                    (5)                 (6)
------------------------------------------------------------------------------------------------------------------------------------
 NAME, ADDRESS, AND AGE   POSITION(S)     TERM OF       PRINCIPAL OCCUPATION(S)       NUMBER OF       OTHER DIRECTORSHIPS
                           HELD WITH    OFFICE WITH       DURING PAST 5 YEARS       PORTFOLIOS IN      HELD BY TRUSTEE**
                             FUND         TRUST -                                   FUND COMPLEX
                                         LENGTH OF                                   OVERSEEN BY
                                        TIME SERVED*                                   TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
David C. Wetmore            Trustee        Since     Mr. Wetmore is a Managing           84                None
                                            1995     Director of Updata Capital,
c/o Gartmore Global                                  an investment banking and
Investments, Inc.                                    venture capital firm.
1200 River Road,
Suite 1000,
Conshohocken, PA 19428

Age 55
------------------------------------------------------------------------------------------------------------------------------------

* Information provided may include time served as Trustee for the Trust's predecessors (Nationwide Investing Foundation, Nationwide Investing Foundation II and Financial Horizons Investment Trust). The term of office length is until a director resigns or reaches a mandatory retirement age of
     70. The Trust adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.
** Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
     Section 15(d) of the Exchange Act.

*** Pursuant to the Trust's retirement policy, Mr. Duncan and Dr. Kerr are expected to retire on or about March 2, 2005, and Ms. Henninger is expected to retire on or about October 12, 2005.

TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) AND OFFICERS OF THE FUNDS


------------------------------------------------------------------------------------------------------------------------------------
           (1)                (2)           (3)                   (4)                    (5)               (6)
------------------------------------------------------------------------------------------------------------------------------------
 NAME, ADDRESS, AND AGE   POSITION(S)     TERM OF   PRINCIPAL OCCUPATION(S) DURING    NUMBER OF    OTHER DIRECTORSHIPS
                           HELD WITH     OFFICE -            PAST 5 YEARS           PORTFOLIOS IN    HELD BY TRUSTEE(2)
                              Fund       LENGTH OF                                  FUND COMPLEX
                                       TIME SERVED(1)                                OVERSEEN BY
                                                                                       TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Paul J. Hondros           Trustee and      Since    Mr. Hondros has been President       84(3)             None
                            Chairman     July 2000  and Chief Executive Officer of
Gartmore Global                                     various Gartmore entities,
Investments, Inc.                                   including Gartmore
1200 River Road,                                    Distribution Services, Inc.
Suite 1000,                                         ("GDSI")(3), Gartmore Investor
Conshohocken, PA 19428                              Services, Inc. ("GISI")(3),
                                                    Gartmore Morley Capital
Age 55                                              Management, Inc. ("GMCM")(3),
                                                    Gartmore Morley Financial
                                                    Services, Inc. ("GMFS")(3),
                                                    NorthPointe Capital, LLC
                                                    ("NorthPointe")(3), Gartmore
                                                    Global Asset Management Trust
                                                    ("GGAMT")(3), Gartmore Global
                                                    Investments, Inc. ("GGI")(3),
                                                    Gartmore Mutual Fund Capital
                                                    Trust ("GMFCT")(3), and Gartmore
                                                    SA Capital Trust ("GSA")(3), and
                                                    a Director of Nationwide
                                                    Securities, Inc.(3), as well as
                                                    several entities within
                                                    Nationwide Financial Services,
                                                    Inc.
------------------------------------------------------------------------------------------------------------------------------------
Arden L. Shisler            Trustee    February     Mr. Shisler has been a               84       Director of
                                         2000       consultant since January                      Nationwide Financial
c/o Gartmore Global                                 2003.  Prior thereto, he was                  Services, Inc.(1)
Investments, Inc.                                   President and Chief Executive
1200 River Road,                                    Officer of K&B Transport,
Suite 1000,                                         Inc., a trucking firm.  Since
Conshohocken, PA 19428                              1992, Mr. Shisler has also
                                                    been Chairman of the Board for
Age 62                                              Nationwide Mutual Insurance
                                                    Company.(1)
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
           (1)                (2)           (3)                   (4)                    (5)               (6)
------------------------------------------------------------------------------------------------------------------------------------
 NAME, ADDRESS, AND AGE   POSITION(S)     TERM OF   PRINCIPAL OCCUPATION(S) DURING    NUMBER OF    OTHER DIRECTORSHIPS
                           HELD WITH     OFFICE -            PAST 5 YEARS           PORTFOLIOS IN    HELD BY TRUSTEE(2)
                              Fund       LENGTH OF                                  FUND COMPLEX
                                       TIME SERVED(1)                                OVERSEEN BY
                                                                                       TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Gerald J. Holland          Treasurer      Since     Mr. Holland is Senior Vice           84                None
                                        March 2001  President - Operations for
Gartmore Global                                     GGI1, GMF1 and GSA.(1) He was
Investments, Inc.                                   Assistant Treasurer to the
1200 River Road,                                    Funds. Prior to July 2000, he
Suite 1000,                                         was Vice President for First
Conshohocken, PA 19428                              Data Investor Services, an
                                                    investment company service
Age 52                                              provider.
------------------------------------------------------------------------------------------------------------------------------------
Eric E. Miller             Secretary      Since     Mr. Miller is Senior Vice            84                None
                                         December   President, Chief Counsel for
Gartmore Global                            2002     GGI,(1) GMF,(1) and GSA(1).
Investments, Inc.                                   Prior to August 2002, he was
1200 River Road                                     a Partner with Stradley Ronon
Suite 1000,                                         Stevens & Young, LLP.
Conshohocken, PA 19428

Age 50
------------------------------------------------------------------------------------------------------------------------------------

(1) This position is held with an affiliated person or principal underwriter of the Funds.
(2) Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to
    Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
(3) Mr. Hondros is also an Administrative Committee Member for The Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC and The Leaders Long-Short Fund LDC, four private investment companies (hedge funds) managed by GSA*.


RESPONSIBILITIES OF THE BOARD OF TRUSTEES

       The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.

BOARD OF TRUSTEES COMMITTEES

       The Board of Trustees has four standing committees: Audit, Pricing and Valuation, Nominating and Fund Governance, and Performance.

       The purposes of the Audit Committee are to: (a) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain of its service providers;
(b) oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; (c) ascertain the independence of the Trust's independent auditors; (d) act as a liaison between the Trust's independent auditors and the Board; and (e) approve the engagement of the Trust's independent auditors to (i) render audit and non-audit services for the Trust and (ii) render non-audit services for the Trust's investment advisers (other than a subadviser whose role is primarily portfolio management and is overseen by another investment adviser) and certain other entities under common control with one of the Trust's investment advisers if the engagement relates to the Trust's operations and financial reporting; and (f) meet and consider the reports of the Trust's independent auditors. The function of the Audit Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors' responsibility to plan and carry out a proper audit. The independent auditors are ultimately accountable to the Board and the Audit Committee, as representatives of the Trust's shareholders. Each of the members have a working knowledge of basic finance and accounting matters and are not interested persons of the Trust, as defined in the 1940 Act. This Committee met five times during the past fiscal year and consists of the following Trustees: Mr. Allen, Ms. Cholmondeley (Chairman) and Mr. Wetmore.

       The purposes of the Pricing and Valuation Committee are to (a) oversee the implementation and operation of the Trust's Valuation Procedures, applicable to all of the Trust's portfolio securities; and (b) oversee the implementation and operation of the Trust's Rule 2a-7 Procedures, applicable to the Trust's money market fund series. The Pricing and Valuation Committee met four times during the past fiscal year and currently consists of the following Trustees:
Mr. Baresich, Ms. Hennigar, Mr. Kridler (Chairman), and Mr. Shisler.

The Nominating and Fund Governance Committee has the following powers and responsibilities: (1) selection and nomination of all persons for election or appointment as Trustees of the Trust (provided that nominees for independent Trustee are recommended for selection and approval by all of the incumbent independent Trustees then serving on the Board); (2) periodic review of the composition of the Board to determine whether it may be appropriate to add individuals with specific backgrounds, diversity or skill sets; (3) periodic review of Board governance procedures (including the Board's effectiveness, Trustee retirement, Trustee investment in the Funds and the process by which the Trust's principal service providers are evaluated); (4) periodic review of Trustee compensation; (5) review of the responsibilities and composition of each Board committee, as necessary; (6) monitoring of the performance of legal counsel employed by the independent Trustees, supervision of counsel for the independent Trustees and monitoring of the performance of legal counsel to the Trust, in consultation with the Trust's management. The Nominating and Fund Governance Committee reports to the full Board with recommendations of any appropriate changes to the Board. This Committee met six times during the past fiscal year and consists of the following Trustees: Dr. DeVore, Mr. Duncan, Ms. Cholmondeley and Dr. Kerr (Chairman), each of whom is not an interested person of the Trust, as defined in the 1940 Act. The Nominating and Fund Governance Committee has adopted procedures regarding its review of recommendations for trustee nominees, including those recommendations presented by shareholders. When considering whether to add additional or substitute Trustees to the Board of Trustees of the Trust, the Trustees shall take into account any proposals for candidates that are properly submitted to the Trust's Secretary. Shareholders wishing to present one or more candidates for Trustee for consideration may do so by submitting a signed written request to the Trust's Secretary at attn:
Secretary, Gartmore Mutual Funds, 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, which includes the following information: (i) name and address of shareholder and, if applicable, name of broker or record holder; (ii) number of shares owned; (iii) name of Fund(s) in which shares are owned; (iv) whether the proposed candidate(s) consent to being identified in any proxy statement utilized in connecting with the election of Trustees; (v) the name and background information of the proposed candidates and (vi) a representation that the candidate or candidates are willing to provide additional information about themselves, including assurances as to their independence.

       The functions of the Performance Committee are: (1) in consultation with management of the Trust, to review the kind, scope and format of, and the time periods covered by, the investment performance data and related reports provided to the Board and, if the Committee determines that changes to such data or reports would be appropriate and practicable, the Committee will work with management of the Trust to implement any such changes; (2) in consultation with management of the Trust, to review the investment performance benchmarks and peer groups used in reports delivered to the Board for comparison of investment performance of the Funds and, if the Committee determines that changes to such benchmarks or peer groups would be appropriate, the Committee will work with management to implement any such change; (3) in consultation with management of the Trust, to review such other matters that affect performance, including for example, fee structures, expense ratios, Rule 12b-1 fees, and administrative service fees as the Committee deems to be necessary and appropriate; and (4) to review and monitor the performance of the Trust's funds and the fund family, as a whole, in the manner and to the extent directed by the Board of Trustees, recognizing that the ultimate oversight of fund performance shall remain with the full Board of Trustees. This Committee met four times during the past fiscal year and currently consists of the following Trustees: Ms. Hennigar (Chairperson), Mr. Allen and Mr. Kridler, each of whom is not an interested person of the Trust, as defined in the 1940 Act.


OWNERSHIP OF SHARES OF GARTMORE MUTUAL FUNDS AS OF DECEMBER 31, 2004

       All Trustees and Officers of the Trust, as a group, own less than 1% of the Trust's outstanding shares.

------------------------------------------------------------------------------------------------------------------------------------
         (1)                                (2)                                              (3)
------------------------------------------------------------------------------------------------------------------------------------
   NAME OF TRUSTEE       DOLLAR RANGE OF EQUITY SECURITIES AND/OR    AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES AND/OR
                                    SHARES IN THE FUNDS                 SHARES IN ALL REGISTERED INVESTMENT COMPANIES
                                                                         OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT
                                                                                          COMPANIES
------------------------------------------------------------------------------------------------------------------------------------
Charles E. Allen                     $10,001 - $50,000                                $10,001 - $50,000
------------------------------------------------------------------------------------------------------------------------------------
Michael J. Baresich                  $50,001 - $100,000                               $50,001 - $100,000
------------------------------------------------------------------------------------------------------------------------------------
Paula H.J. Cholmondeley              $10,001 - $50,000                                $10,001 - $50,000
------------------------------------------------------------------------------------------------------------------------------------
C. Brent DeVore                        OVER $100,000                                    OVER $100,000
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Duncan                       OVER $100,000                                    OVER $100,000
------------------------------------------------------------------------------------------------------------------------------------
Phyllis Kay Dryden*                    $1 - $10,000                                     $1 - $10,000
------------------------------------------------------------------------------------------------------------------------------------
Barbara L. Hennigar                  $10,001 - $50,000                                $10,001 - $50,000
------------------------------------------------------------------------------------------------------------------------------------
Barbara I. Jacobs*                   $10,001 - $50,000                                $10,001 - $50,000
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Kerr, IV                     OVER $100,000                                    OVER $100,000
------------------------------------------------------------------------------------------------------------------------------------
Douglas F. Kridler                   $10,001 - $50,000                                $10,001 - $50,000
------------------------------------------------------------------------------------------------------------------------------------
David C. Wetmore                       OVER $100,000                                    OVER $100,000
------------------------------------------------------------------------------------------------------------------------------------
Paul J. Hondros                        OVER $100,000                                    OVER $100,000
------------------------------------------------------------------------------------------------------------------------------------
Arden L. Shisler                     $50,001 - $100,000                                 OVER $100,000
------------------------------------------------------------------------------------------------------------------------------------
Michael D. McCarthy*                       NONE                                             NONE
------------------------------------------------------------------------------------------------------------------------------------

* Ms. Dryden, Ms. Jacobs and Mr. McCarthy were not Trustees of the Trust at December 31, 2004.

OWNERSHIP IN THE FUNDS' INVESTMENT ADVISERS(1), SUBADVISERS(2) OR DISTRIBUTOR(3) AS OF DECEMBER 31, 2004


TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS


------------------------------------------------------------------------------------------------------------------------------------
         (1)                  (2)                (3)                 (4)                (5)                 (6)
------------------------------------------------------------------------------------------------------------------------------------
   NAME OF TRUSTEE    NAME OF OWNERS AND   NAME OF COMPANY    TITLE OF CLASS OF       VALUE OF       PERCENT OF CLASS
                       RELATIONSHIPS TO                           SECURITY           SECURITIES
                            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Charles E. Allen              N/A                N/A                 N/A                NONE                N/A
------------------------------------------------------------------------------------------------------------------------------------
Michael J. Baresich
------------------------------------------------------------------------------------------------------------------------------------
Paula H.J. Cholmondeley       N/A                N/A                 N/A                NONE                N/A
------------------------------------------------------------------------------------------------------------------------------------
C. Brent DeVore               N/A                N/A                 N/A                NONE                N/A
------------------------------------------------------------------------------------------------------------------------------------
Phyllis Kay Dryden*           N/A                N/A                 N/A                NONE                N/A
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Duncan              N/A                N/A                 N/A                NONE                N/A
------------------------------------------------------------------------------------------------------------------------------------
Barbara L. Hennigar           N/A                N/A                 N/A                NONE                N/A
------------------------------------------------------------------------------------------------------------------------------------
Barbara I. Jacobs             N/A                N/A                 N/A                NONE                N/A
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Kerr, IV            N/A                N/A                 N/A                NONE                N/A
------------------------------------------------------------------------------------------------------------------------------------
Douglas F. Kridler            N/A                N/A                 N/A                NONE                N/A
------------------------------------------------------------------------------------------------------------------------------------
Michael D. McCarthy           N/A                N/A                 N/A                NONE                N/A
------------------------------------------------------------------------------------------------------------------------------------
David C. Wetmore              N/A                N/A                 N/A                NONE                N/A
------------------------------------------------------------------------------------------------------------------------------------


(1) Investment Advisers include Gartmore Mutual Fund Capital Trust, Gartmore Global Asset Management Trust, Gartmore Morley Capital Management, Inc.
(2) Subadvisers include Fund Asset Management, Gartmore Global Partners, INVESCO Management and Research, and NorthPointe Capital, LLC.
(3) Gartmore Distribution Services, Inc., or any company, other than an investment company, that controls a Fund's adviser or distributor.

Ms. Dryden, Ms. Jacobs, and Mr. McCarthy were not Trustees of the Trust at
   December 31, 2004.

COMPENSTION OF TRUSTEES

       The Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. GMF Gartmore Global Asset Management Trust ("GGAMT") and Gartmore Morley Capital Management, Inc. ("GMCM"), each, based upon a pro rata share for the Funds for which it acts as investment adviser, reimburse the Trust for fees and expenses paid to Trustees who are interested persons of the Trust and who are employees of an adviser or its affiliates. The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust, before reimbursement of expenses, for the fiscal year ended October 31, 2004. In addition, the table sets forth the total compensation to be paid to the Trustees from all funds in the Gartmore Fund Complex for the twelve months ended October 31, 2003. Trust officers receive no compensation from the Trust in their capacity as officers.


------------------------------------------------------------------------------------------------------------------------------------
           (1)                  (2)                 (3)                 (4)                       (5)
------------------------------------------------------------------------------------------------------------------------------------
                                            PENSION RETIREMENT
                             AGGREGATE       BENEFITS ACCRUED     ESTIMATED ANNUAL
                         COMPENSATION FROM   AS PART OF TRUST      BENEFITS UPON          TOTAL COMPENSATION
   NAME OF TRUSTEE           THE TRUST           EXPENSES            RETIREMENT            FOR THE COMPLEX*
------------------------------------------------------------------------------------------------------------------------------------
Charles E. Allen              $30,000                0                   0                      $61,000
------------------------------------------------------------------------------------------------------------------------------------
Michael J. Baresich             --                   --                  --                        --
------------------------------------------------------------------------------------------------------------------------------------
Paula H.J. Cholmondeley        23,375                0                   0                       47,750
------------------------------------------------------------------------------------------------------------------------------------
C. Brent DeVore                26,375                0                   0                       53,750
------------------------------------------------------------------------------------------------------------------------------------
Phyllis Kay Dryden(1)
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Duncan               27,625                0                   0                       56,250
------------------------------------------------------------------------------------------------------------------------------------
Barbara L. Hennigar            32,000                0                   0                       64,000
------------------------------------------------------------------------------------------------------------------------------------
Paul J. Hondros                  0                   0                   0                         0
------------------------------------------------------------------------------------------------------------------------------------
Barbara I. Jacobs(1)
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Kerr, IV             29,125                0                   0                       59,250
------------------------------------------------------------------------------------------------------------------------------------
Douglas F. Kridler             33,000                0                   0                       67,000
------------------------------------------------------------------------------------------------------------------------------------
Michael D. McCarthy(1)
------------------------------------------------------------------------------------------------------------------------------------
Arden L. Shisler               24,375                0                   0                       49,750
------------------------------------------------------------------------------------------------------------------------------------
David C. Wetmore               30,375                0                   0                       61,750
------------------------------------------------------------------------------------------------------------------------------------

(1) Ms. Dryden, Ms. Jacobs, and Mr. McCarthy were appointed as Trustees of the Trust effective 2005. Therefore they received no compensation for the year ended December 31, 2004.
* On October 31, 2004, the Fund Complex included two trusts comprised of [83] investment company funds or series.

      The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

      Each of the Trustees and officers and their families are eligible to purchase Class D shares of the Funds which offer Class D shares, at net asset value without any sales charge.

CODE OF ETHICS

      Federal law requires the Trust, each of its investment advisers and sub-advisers, and its principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Funds).

PROXY VOTING GUIDELINES

      Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies ("Proxy Voting Guidelines") and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The summary of such Proxy Voting Guidelines is attached as Appendix B to this SAI.

                     INVESTMENT ADVISORY AND OTHER SERVICES

TRUST EXPENSES

       Subject to any applicable Expense Limitation Agreements, the Trust pays the compensation of the Trustees who are not interested persons of Gartmore Global Investments, Inc., or its affiliates, the compensation of Mr. Shisler listed above, and all expenses (other than those assumed by the applicable Adviser), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; investment advisory fees and any Rule 12b-1 fees; fees under the Trust's Fund Administration and Transfer Agency Agreement, which includes the expenses of calculating the Funds' net asset values; fees and expenses of independent certified public accountants and legal counsel of the Trust and to the independent Trustees; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; short sale dividend expenses; insurance premiums; administrative services fees under an Administrative Services Plan; fees and expenses of the custodian for all services to the Trust; expenses of calculating the net asset value of shares of the Trust; expenses of shareholders' meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust.

INVESTMENT ADVISERS

      Under the applicable Investment Advisory Agreements with the Trust, GMF manages the Funds in accordance with the policies and procedures established by the Trustees, except for the following Funds which are advised by affiliates of GMF as described below:

Funds advised by GGAMT
----------------------
Gartmore Asia Pacific Leaders Fund(1)
Gartmore Emerging Markets Fund
Gartmore European Leaders Fund(1)
Gartmore Global Financial Services Fund
Gartmore Global Utilities Fund
Gartmore International Growth Fund
Gartmore OTC Fund(1)
Gartmore Worldwide Leaders Fund

-------------------
(1) These Funds have not yet commenced operations.

Funds advised by GMCM
---------------------
Gartmore Short Duration Bond Fund
Gartmore Morley Enhanced Income Fund

      Except as described below, the investment adviser for each Fund manages the day-to-day investments of the assets of the Funds. For certain Funds, GMF or GGAMT also provide investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of one or more subadvisers who manage the investment portfolio of a particular Fund. GMF is also authorized to select and place portfolio investments on behalf of such subadvised Funds; however GMF does not intend to do so at this time.

The following Funds are subadvised:

Gartmore Asia Pacific Leaders Fund(1)                            Gartmore Worldwide Leaders Fund
Gartmore Emerging Markets Fund                                   Gartmore Bond Index Fund
Gartmore European Leaders Fund(1)                                Gartmore International Cap Index Fund
Gartmore Global Financial Services Fund                          Gartmore S&P 500 Index Fund
Gartmore Global Utilities Fund                                   Gartmore Mid Cap Market Index Fund
Gartmore International Growth Fund                               Gartmore Small Cap Index Fund
Gartmore Large Cap Value Fund                                    NorthPointe Small Cap Value Fund
Gartmore OTC Fund(1)                                             NorthPointe Small Cap Growth Fund
Gartmore Value Opportunities Fund

(1) Tbese Funds have not yet commenced operations.

Gartmore Mutual Fund Capital Trust
----------------------------------

      GMF pays the compensation of the officers of the Trust employed by GMF and pays a pro rata portion of the compensation and expenses of the Trustees who are employed by Gartmore Global Investments, Inc. and its affiliates. GMF also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Trust and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Trust. In addition, GMF pays, out of its legitimate profits, broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares of the Trust's series or for recordkeeping or other shareholder related services.

      The Investment Advisory Agreement also specifically provides that GMF, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement continues in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically in the event of its "assignment," as defined under the 1940 Act. It may be terminated as to a Fund without penalty by vote of a majority of the outstanding voting securities of that Fund, or by either party, on not less than 60 days written notice. The Agreement further provides that GMF may render similar services to others.

      GMF, located at 1200 River Road, Suite 1000, Conshohocken, PA 19428, is a wholly owned subsidiary of Gartmore Global Investments, Inc., a holding company which is an indirect, majority-owned subsidiary of Gartmore Global Asset

Management Trust. Gartmore Global Asset Management, which is a registered investment adviser, is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policy holders.

      For services provided under the Investment Advisory Agreement, GMF receives an annual fee paid monthly based on average daily net assets of the applicable Fund according to the following schedule:


              FUND                                         ASSETS                              INVESTMENT ADVISORY FEE
              ----                                         ------                              -----------------------
Gartmore Mid Cap Growth Leaders Fund             $0 up to $250 million                              0.80%
                                                 $250 million up to $1 billion                      0.77%
                                                 $1 billion up to $2 billion                        0.74%
                                                 $2 billion up to $5 billion                        0.71%
                                                 $5 billion and more                                0.68%

Gartmore Growth Fund                             $0 up to $250 million                              0.60%
                                                 $250 million up to $1 billion                      0.575%
                                                 $1 billion up to $2 billion                        0.55%
                                                 $2 billion up to $5 billion                        0.525%
                                                 $5 billion and more                                0.50%

Gartmore Nationwide Fund                         [All assets]                                       0.57%

Gartmore Bond Fund,                              $0 up to $250 million                              0.50%
Gartmore Tax-Free Income Fund, and               $250 million up to $1 billion                      0.475%

Gartmore Government Bond Fund                    $1 billion up to $2 billion                        0.45%
                                                 $2 billion up to $5 billion                        0.425%
                                                 $5 billion and more                                0.40%

Gartmore Money Market Fund                       $0 up to $1 billion                                0.40%
                                                 $1 billion up to $2 billion                        0.38%
                                                 $2 billion up to $5 billion                        0.36%
                                                 $5 billion and more                                0.34%

Gartmore S&P 500 Index Fund                      $0 up to $1.5 billion                              0.13%
                                                 $1.5 billion up to $3 billion                      0.12%
                                                 $3 billion and more                                0.11%

Gartmore Small Cap Index Fund                    $0 up to $1.5 billion                              0.20%
                                                 $1.5 billion up to $3 billion                      0.19%
                                                 $3 billion and more                                0.18%

Gartmore Mid Cap Market Index                    $0 up to $1.5 billion                              0.22%
Fund                                             $1.5 billion up to $3 billion                      0.21%
                                                 $3 billion and more                                0.20%

Gartmore Bond Index Fund                         $0 up to $1.5 billion                              0.22%
                                                 $1.5 billion up to $3 billion                      0.21%
                                                 $3 billion and more                                0.20%


Gartmore International Index Fund                $0 up to $1.5 billion                              0.27%
                                                 $1.5 billion up to $3 billion                      0.26%
                                                 $3 billion and more                                0.25%

Gartmore Large Cap Value Fund                    up to $100 million                                 0.75%
                                                 $100 million or more                               0.70%

Gartmore Small Cap Fund                          up to $100 million                                 0.95%
                                                 $100 million or more                               0.80%

Gartmore Small Cap Growth Fund                   All Assets                                         0.95%

Gartmore Small Cap Leaders Fund                  All Assets                                         0.95%

Gartmore Value Opportunities Fund                $0 up to $250 million                              0.70%
                                                 $250 million up to $1 billion                      0.675%
                                                 $1 billion up to $2 billion                        0.65%
                                                 $2 billion up to $5 billion                        0.625%
                                                 $5 billion and more                                0.60%

Gartmore High Yield Bond Fund                    $0 up to $250 million                              0.55%
                                                 $250 million up to $1 billion                      0.525%
                                                 $1 billion up to $2 billion                        0.50%
                                                 $2 billion up to $5 billion                        0.475%
                                                 $5 billion and more                                0.45%

NorthPointe Small Cap Value Fund                 All assets                                         0.85%

Gartmore Global Natural Resources                $0 up to $500 million                              0.20%
Fund(1)                                          $500 million up to $2 billion                      0.65%
                                                 $2 billion and more                                0.60%

Gartmore Global Technology and                   $0 up to $500 million                              0.88%
Communications Fund(2)                           $500 million up to $2 billion                      0.83%
                                                 $2 billion and more                                0.78%

Gartmore Global Health Sciences                  $0 up to $500 million                              0.90%
Fund(3)                                          $500 million up to $2 billion                      0.85%
                                                 $2 billion and more                                0.80%

Gartmore U.S. Growth Leaders Fund(4)             $0 up to $500 million                              0.90%
                                                 $500 million up to $2 billion                      0.80%
                                                 $2 billion and more                                0.75%

Gartmore Nationwide Leaders Fund(5)              $0 up to $500 million                              0.80%
                                                 $500 million up to $2 billion                      0.00%
                                                 $2 billion and more                                0.65%


Gartmore Investor Destinations:                  All assets                                         0.13%
   Aggressive Fund
   Moderately Aggressive Fund
   Moderate Fund
   Moderately Conservative Fund
   Conservative Fund

Gartmore Micro Cap Equity Fund                   All assets                                         1.25%

Gartmore Mid Cap Growth Fund                     $0 up to $250 million                              0.75%
                                                 $250 million up to $1 billion                      0.725%
                                                 $1 billion up to $2 billion                        0.70%
                                                 $2 billion up to $5 billion                        0.675%
                                                 $5 billion and more                                0.65%

Gartmore U.S. Growth Leaders                     $0 up to $250 million                              1.50%
Long-Short Fund                                  $250 million and more                              1.25%

Gartmore Nationwide Principal                    All assets                                         0.60%
Protected Fund(6)

Gartmore Convertible Fund                        $0 up to $500 million                              0.65%
                                                 $500 million up to $1 billion                      0.60%
                                                 $1 billion and more                                0.55%

Gartmore China Opportunities Fund(7)             $0 up to $500 million                              1.25%
                                                 $500 million up to $2 billion                      1.20%
                                                 $2 billion and more                                1.15%

Gartmore Optimal Allocations                     All Assets                                         0.15%
Funds:
     Aggressive Fund
     Moderately Aggressive Fund
     Moderate Fund
     Specialty Fund

NorthPointe Small Cap Growth Fund               All Assets                                          0.95%


---------------------
(1) The advisory fee at each breakpoint for the Fund is a base fee, and actual fees may be higher or lower depending upon the Fund's performance relative to its benchmark, the Goldman Sachs Natural Resources Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.
(2) The advisory fee at each breakpoint for the Gartmore Global Technology and Communications Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the Goldman Sachs Technology Composite Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.

(3) The advisory fee at each breakpoint for the Gartmore Global Health Sciences Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the Goldman Sachs Healthcare Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.
(4) The advisory fee at each breakpoint for the Gartmore U.S. Growth Leaders Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the S&P 500 Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.
(5) The advisory fee at each breakpoint for the Gartmore Nationwide Leaders Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the S&P 500 Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.
(6) The investment advisory fee noted is for the Guarantee and Post Guarantee Periods. In the event the Fund becomes completely and irreversibly invested in U.S. Treasury zero coupon securities during the Guarantee Period, GMF has contractually agreed to reduce its fee to an annual rate of 0.25% for the remainder of the Guarantee Period. During the Offering Period, the investment advisory fee for the Fund will be 0.40%. Please refer to the Fund's prospectus for further information.
(7) The advisory fee at each breakpoint for the Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the MSCI Zhong Hau Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount the Fund will pay lower fees.

PERFORMANCE FEES

GLOBAL NATURAL RESOURCES FUND, GARTMORE GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND, GARTMORE GLOBAL HEALTH SCIENCES FUND, GARTMORE NATIONWIDE LEADERS FUND, AND GARTMORE CHINA OPPORTUNITIES FUND

       As described above and in each of the Fund's prospectus, each Fund is subject to a base investment advisory fee that may be adjusted if the Fund outperforms or underperforms its stated benchmark over a 12-month rolling period. The base advisory fee for these Funds, as set forth above, is adjusted each quarter beginning the first quarter following one full year of operations after adoption of the performance fee depending upon the Fund's investment performance for the 12 month period ending on the last day of such quarter relative to the investment performance of the Fund's benchmark. The base fee is either increased or decreased proportionately by the following amounts at each breakpoint, based upon whether the Fund has outperformed or underperformed its benchmark (using the performance of the Fund's Class A Shares to measure), by more or less than a maximum of 500 basis points over the preceding rolling 12 month period as follows:

                  +/- 100 bps                                 2bps
                  +/- 200 bps                                 4bps
                  +/- 300 bps                                 6bps
                  +/- 400 bps                                 8bps
                  +/- 500 bps or more                         10bps

         As a result, the highest possible advisory fee at each breakpoint and lowest possible advisory fee at each breakpoint are as follows:

            ------------------------------------------------------------
                                                 Global Technology and
                                                  Communications Fund

                                                 Possible Advisory Fees

               Base Advisory Fee                 Highest       Lowest
            ------------------------------------------------------------
               0.88% for assets up to             0.98%         0.78%
               $500 million
            ------------------------------------------------------------
               0.83% for assets of                0.93%         0.73%
               $500 million and more
               but less than $2 billion
            ------------------------------------------------------------
               0.78% on assets of $2              0.88%         0.68%
               billion and more
            ------------------------------------------------------------

            ------------------------------------------------------------
                                                  Global Natural
                                                  Resources
                                                  Possible Advisory Fees

               Base Advisory Fee                  Highest       Lowest
            ------------------------------------------------------------
               0.70% for assets up to              0.80%        0.60%
               $500 million
            ------------------------------------------------------------
               0.65% for assets of $500            0.75%        0.55%
               million and more but less
               than $2 billion
            ------------------------------------------------------------
               0.60% on assets of $2               0.70%        0.50%
               billion and more
            ------------------------------------------------------------


            ------------------------------------------------------------
                                                  Global
                                                  Health Sciences

                                                  Possible Advisory Fees

               Base Advisory Fee                  Highest       Lowest
            ------------------------------------------------------------
               0.90% for assets up to              1.00%        0.80%
               $500 million
            ------------------------------------------------------------
               0.85% for assets of $500            0.95%        0.75%
               million and more but less
               than $2 billion
            ------------------------------------------------------------
               0.80% on assets of $2               0.90%        0.70%
               billion and more
            ------------------------------------------------------------

            ------------------------------------------------------------
                                                  China Opportunities
                                                  Fund

                                                  Possible Advisory Fees

               Base Advisory Fee                  Highest       Lowest
            ------------------------------------------------------------
              1.25% for assets up to $500          1.35%         1.15%
              million
            ------------------------------------------------------------
              1.20% for assets of $500 million     1.30%         1.10%
              and more but less than $2 billion
            ------------------------------------------------------------
              1.15% on assets of $2 billion or     1.25%         1.05%
              more
            ------------------------------------------------------------

            ------------------------------------------------------------
                                                  Nationwide Leaders
                                                  Fund

                                                  Possible Advisory Fees

               Base Advisory Fee                  Highest       Lowest
            ------------------------------------------------------------
              0.80% for assets up to $500          0.90%         0.70%
            ------------------------------------------------------------
              0.70% for assets of $500 million     0.80%         0.60%
              but less than $2 billion
            ------------------------------------------------------------
              0.65% on assets of $2 billion or     0.75%         0.55%
              more
            ------------------------------------------------------------

       The performance adjustment works as follows: If the Fund outperforms its benchmark by 500 basis points over a rolling 12-month period, the advisory fees will increase from a base fee to the highest possible advisory fee set forth in the above table. If, however, the Fund underperforms its benchmark by a 500 basis points, the advisory fees would go down to the lowest possible advisory fee set forth in the above table.


          Fund                                              Benchmark
          ----                                              ---------
          Global Natural Resources Fund                     Goldman Sachs Natural Resources Index
          Global Health Sciences Fund                       Goldman Sachs Healthcare Index
          Nationwide Leaders Fund                           S&P 500 Index
          Global Technology and Communications Fund         Goldman Sachs Technology Composite Index
          China Opportunities Fund                          MSCI Zhong Hua Index



GARTMORE U.S. GROWTH LEADERS FUND

      As described above and in the Fund's Prospectus, the Gartmore U.S. Growth Leaders Fund is subject to base investment advisory fees that may be adjusted if the Fund out- or under-performs a stated benchmark over a 36-month period. Set forth below is further information about the advisory fee arrangements of the
Fund:


FUND           BENCHMARK        REQUIRED EXCESS     BASE ADVISORY         HIGHEST POSSIBLE     LOWEST POSSIBLE
                                PERFORMANCE         FEE                   ADVISORY FEE AT      ADVISORY FEE AT
                                                                          EACH BREAK POINT     EACH BREAK POINT
Gartmore       S&P 500 Index       12.0%            0.90% for assets           1.12%               0.68%
U.S. Growth                                         up to $500 million,
Leaders Fund
                                                    0.80% for assets           0.98%               0.62%
                                                    of $500 million
                                                    and more but less
                                                    than $2 billion,

                                                    0.75% for assets of        0.91%               0.59%
                                                    $2 billion and more

      The performance adjustment for the Fund works as follows: If the Fund outperforms its benchmark, the S&P 500 Index, by more than 12.0% over a 36 month period, the advisory fees will increase from 0.90% to 1.12% for assets under $500 million. If, however, the Fund underperforms its benchmark by 12.0% over a 36 month period, the advisory fees would go down to 0.68%. In the event that the Fund outperforms or underperforms its benchmark by less than 12% over a 36 month period, no adjustment will take place and GMF will receive the applicable base fee. These performance-based fees will only be charged once a Fund has been in operation for at least one year, will be implemented incrementally over the first three years of the Fund's operations and will comply with all applicable SEC rules.

Gartmore Morley Capital Management, Inc.
----------------------------------------

      Under the terms of the Trust's investment advisory agreement with GMCM (the "GMCM Advisory Agreement"), GMCM currently manages the Gartmore Short Duration Bond Fund and the Gartmore Morley Enhanced Income Fund, two funds of the Trust (the "Gartmore Morley Funds"), subject to the supervision and direction of the Board of Trustees. Prior to March 5, 2001, the investment advisory services being performed for the Gartmore Morley Funds were provided by Gartmore Trust Company ("GTC"), a corporate affiliate of GMCM. GMCM will: (i) act in strict conformity with the Declaration of Trust and the 1940 Act, as the same may from time to time be amended; (ii) manage the Gartmore Morley Funds in accordance with the Funds' investment objectives, restrictions and policies;
(iii) make investment decisions for the Gartmore Morley Funds; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of the Gartmore Morley Funds. Under the terms of the GMCM Advisory Agreement, GMCM pays the Gartmore Morley Funds' pro rata share of the compensation of the Trustees who are interested persons of the Trust. GMCM also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Gartmore Morley Funds and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Gartmore Morley Funds. Likewise, GMCM may pay, out of its legitimate profits, fees to broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares or for record keeping or other shareholder related services.

      The GMCM Advisory Agreement also specifically provides that GMCM, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Gartmore Morley Funds, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The GMCM Advisory Agreement continued in effect for an initial period of two years and thereafter shall continue automatically for successive annual periods as to each Gartmore Morley Fund provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of that Fund, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The GMCM Advisory Agreement terminates automatically in the event of its "assignment", as defined under the 1940 Act. It may be terminated as to a Gartmore Morley Fund without penalty by vote of a majority of the outstanding voting securities of the Fund, or by either party, on not less than 60 days written notice. The GMCM Advisory Agreement further provides that GMCM may render similar services to others.

      GMCM has informed the Gartmore Morley Funds that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Gartmore Morley Funds, GMCM will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Funds is a customer of GMCM, its parent or its affiliates and, in dealing with its customers, GMCM, its parent and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by GMCM or any such affiliate.

      GMCM was organized in 1983 as an Oregon corporation and is a registered investment adviser. It focuses its investment management business on providing stable value fixed income management services, primarily to retirement plans. GMCM is a wholly-owned subsidiary of Gartmore Morley Financial Services, Inc. ("GMFS"). GMFS, an Oregon corporation, also owns all of the voting securities of GTC. GMFS is a wholly-owned subsidiary of Gartmore Global Asset Management, Inc. ("GGAMI"), a Delaware holding company. GGAMI is a wholly-owned subsidiary of Gartmore SA Capital Trust, which is an investment adviser and is wholly-owned by Gartmore Global Investments, Inc. ("GGI"), a Delaware holding company. GGI is an indirect, majority owned subsidiary of Gartmore Global Asset Management Trust ("GGAMT"). GGAMT is a Delaware business trust that is a wholly-owned subsidiary of Nationwide Corporation. All of the Common Stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

      For services provided under the Investment Advisory Agreement, GMF receives an annual fee paid monthly based on average daily net assets of the applicable Fund according to the following schedule:


              FUND                                   ASSETS                        INVESTMENT ADVISORY FEE
              ----                                  --------                       -----------------------
Gartmore Short Duration Bond Fund                    $0 up to $500 million                 0.35%(1)
                                                     $500 million up to $1 billion         0.34%
                                                     $1 billion up to $3 billion           0.325%
                                                     $3 billion up to $5 billion           0.30%
                                                     $5 billion up to $10 billion          0.285%
                                                     $10 billion and more                  0.275%

Gartmore Morley Enhanced Income Fund                 $0 up to $500 million                 0.35%
                                                     $500 million up to $1 billion         0.34%
                                                     $1 billion up to $3 billion           0.325%
                                                     $3 billion up to $5 billion           0.30%
                                                     $5 billion up to $10 billion          0.285%
                                                     $10 billion and more                  0.275%

(1) GMCM has agreed voluntarily to waive 0.10% of that fee until further written notice to shareholders.

Gartmore Global Asset Management Trust
--------------------------------------

      Gartmore Global Asset Management Trust ("GGAMT") oversees the management of the Gartmore Emerging Markets, Gartmore International Growth, Gartmore Worldwide Leaders, Gartmore European Leaders, Gartmore Asia Pacific Leaders, Gartmore Global Financial Services, Gartmore Global Utilities, and Gartmore OTC Funds (collectively, the "GGAMT Advised Funds") pursuant to an Investment Advisory Agreement with the Trust. Pursuant to the Investment Advisory Agreement, GGAMT may either provide portfolio management for the GGAMT Advised Funds directly or hire and monitor subadvisers who are responsible for daily portfolio management. GGAMT pays the compensation of the Trustees affiliated with GGAMT. The officers of the Trust receive no compensation from the Trust. GGAMT pays all expenses it incurs in providing service under the Investment Advisory Agreement, other than the cost of investments. GGAMT also pays, out of its legitimate profits, fees to broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares or for record keeping or other shareholder related services.

      The Investment Advisory Agreement also provides that GGAMT shall not be liable for any act or omission in providing advisory services, or for any loss arising out of any investment, unless it has acted with willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Agreement. After an initial two-year period, the Investment Advisory Agreement must be approved each year by the Trust's board of trustees or by shareholders in order to continue. The Investment Advisory Agreement terminates automatically if it is assigned and it may be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.

      GGAMT, located at 1200 River Road, Suite 1000, Conshohocken, PA 19428, is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policy holders.

      For services provided under the Investment Advisory Agreement, GGAMT receives an annual fee paid monthly based on average daily net assets of the applicable Fund according to the following schedule:

                                                                                           INVESTMENT
FUND                                                ASSETS                                ADVISORY FEE
----                                                ------                                ------------
Gartmore Emerging Markets Fund(1)                   $0 up to $500 million                     1.05%
                                                    $500 million up to $2 billion             1.00%
                                                    $2 billion and more                       0.95%

Gartmore International Growth Fund(2)               $0 up to $500 million                     0.90%
                                                    $500 million up to $2 billion             0.85%
                                                    $2 billion and more                       0.80%

Gartmore Worldwide Leaders Fund(3)                  $0 up to $500 million                     0.90%
                                                    $500 million up to $2 billion             0.85%
                                                    $2 billion and more                       0.80%

Gartmore Global Financial Services Fund(4)          $0 up to $500 million                     0.90%
                                                    $500 million up to $2 billion             0.85%
                                                    $2 billion and more                       0.80%

Gartmore Global Utilities Fund(5)                   $0 up to $500 million                     0.70%
                                                    $500 million up to $2 billion             0.65%
                                                    $2 billion and more                       0.60%

Gartmore European Leaders Fund                      All assets                                1.00%
Gartmore Asia Pacific Leaders Fund
Gartmore OTC Fund


(1) The advisory fee at each breakpoint for the Gartmore Emerging Markets Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the MSCI Emerging Markets Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.

(2) The advisory fee at each breakpoint for the Gartmore International Growth Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the MSCI All Country World Index Free ex US. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.
(3) The advisory fee at each breakpoint for the Gartmore Worldwide Leaders Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the MSCI World Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.
(4) The advisory fee at each breakpoint for the Gartmore Global Financial Services Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the MSCI World Financial Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.
(5) The advisory fee at each breakpoint for the Gartmore Global Utilities Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its composite benchmark comprised of 60% MSCI World Telecommunication Services Index and 40% MSCI World Utilities Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.


PERFORMANCE FEES

GARTMORE EMERGING MARKETS FUND, GARTMORE INTERNATIONAL GROWTH FUND, GARTMORE WORLDWIDE LEADERS FUND, GARTMORE GLOBAL FINANCIAL SERVICES FUND AND GARTMORE GLOBAL UTILITIES FUND

       As described above and in each Fund's prospectus, each Fund is subject to a base investment advisory fee that may be adjusted if the Fund outperforms or underperforms its stated benchmark over a 12-month rolling period. The base advisory fee for these Funds, as set forth above, is adjusted each quarter beginning the first quarter following one full year of operations after adoption of the performance fee by the Fund depending upon the Fund's investment performance for the 12 month period ending on the last day of such quarter relative to the investment performance of the Fund's benchmark. The base fee is either increased or decreased proportionately by the following amounts at each breakpoint, based upon whether the Fund has outperformed or underperformed its benchmark (using the performance of the Fund's Class A Shares to measure), by more or less than a maximum of 500 basis points over the preceding rolling 12 month period as follows:

                  +/- 100 bps                            2bps
                  +/- 200 bps                            4bps
                  +/- 300 bps                            6bps
                  +/- 400 bps                            8bps
                  +/- 500 bps or more                   10bps

         As a result, the highest possible advisory fee at each breakpoint and lowest possible advisory fee at each breakpoint are as follows:

            ------------------------------------------------------------
                                                 Global Utilities Fund

                                                 Possible Advisory Fees

               Base Advisory Fee                 Highest       Lowest
            ------------------------------------------------------------
             0.70% for assets up to $500          0.80%         0.60%
             million
            ------------------------------------------------------------
             0.65% for assets of $500             0.75%         0.55%
             million and more but less than
             $2 billion
            ------------------------------------------------------------
             0.60% on assets of $2 billion        0.70%         0.50%
             and more
            ------------------------------------------------------------


            ------------------------------------------------------------
                                                 International Growth,
                                                 Worldwide Leaders and
                                                 Global Financial
                                                 Services Fund

                                                 Possible Advisory Fees

              Base Advisory Fee                 Highest        Lowest
            ------------------------------------------------------------
              0.90% for assets up to
              $500 million                       1.00%          0.80%
            ------------------------------------------------------------
              0.85% for assets of $500
              million and more but less
              than $2 billion                    0.95%          0.75%
            ------------------------------------------------------------
              0.80% on assets of $2              0.90%          0.70%
              billion and more
            ------------------------------------------------------------


            ------------------------------------------------------------
                                                 Emerging Markets Fund

                                                 Possible Advisory Fees

             Base Advisory Fee                  Highest       Lowest
            ------------------------------------------------------------
             1.05% for assets up to
             $500 million                        1.15%         0.95%
            ------------------------------------------------------------
             1.00% for assets of $500
             million and more but less
             than $2 billion                     1.10%         0.90%
            ------------------------------------------------------------
             0.95% on assets of $2               1.05%         0.85%
             billion and more
            ------------------------------------------------------------


       The performance adjustment works as follows: If the Fund outperforms its benchmark by 500 basis points over a rolling 12-month period, the advisory fees will increase from a base fee to the highest possible advisory fee set forth in the above table. If, however, the Fund underperforms its benchmark by a 500 basis points, the advisory fees would go down to the lowest possible advisory fee set forth in the above table.

          Fund                                              Benchmark
          ----                                              ---------
          Emerging Markets                                  MSCI Emerging Markets Index
          International Growth                              MSCI All Country World Index Free ex US
          Worldwide Leaders                                 MSCI World Index
          Global Financial Services Fund                    MSCI World Financial Index
          Global Utilities Fund                             60% MSCI World Telecommunication Service Index,
                                                            40% MSCI World Utilities Service Index


LIMITATION OF FUND EXPENSES

Gartmore Mutual Fund Capital Trust
----------------------------------

      In the interest of limiting the expenses of those Funds for whom GMF serves as investment adviser, GMF may from time to time waive some or all of its investment advisory fee or reimburse other fees for any of those Funds. In this regard, GMF has entered into an expense limitation agreement with the Trust on behalf of certain of the Funds (each an "Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreements, GMF has agreed to waive or limit its fees and to assume other expenses (except for Rule 12b-1 fees and administrative services fees and other expenses listed below) to the extent necessary to limit the total annual operating expenses of each Class of each such Fund (for a few Funds, however, as noted below, Rule 12b-1 and administrative services fees are not excluded from the expense limitations) to the limits described below. Please note that the waiver of such fees will cause the total return and yield of a Fund to be higher than they would otherwise be in the absence of such a waiver.

      Except as described below for the Gartmore Asia Pacific Leaders Fund, Gartmore Bond Index Fund, Gartmore Emerging Markets Fund, Gartmore European Leaders Fund, Gartmore Global Financial Services Fund, Gartmore Global Health Sciences Fund, Gartmore Global Technology and Communications Fund, Gartmore Global Utilities Fund, Gartmore High Yield Bond Fund, Gartmore International Growth Fund, Gartmore International Index Fund, Gartmore Investor Destinations Funds, Gartmore Large Cap Value Fund, Gartmore Micro Cap Equity Fund, Gartmore Mid Cap Market Index Fund, Gartmore Morley Enhanced Income Fund, Gartmore Nationwide Leaders Fund, Gartmore OTC Fund, Gartmore S&P 500 Index Fund, Gartmore Small Cap Index Fund, Gartmore Small Cap Fund, Gartmore U.S. Growth Leaders Fund, Gartmore Value Opportunities Fund, Gartmore Worldwide Leaders Fund and Northpointe Small Cap Value Fund, GMF may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by GMF pursuant to the Expense Limitation Agreement at a later date but no later than five years after a Fund has commenced operations when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits in the Expense Limitation Agreement. No reimbursement will be made to a

Fund unless: (i) such Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth below; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GMF is not permitted.

      With respect to the Gartmore Convertible Fund, Gartmore U.S. Growth Leaders Long-Short Fund, Gartmore Mid Cap Growth Fund, Gartmore Mid Cap Growth Leaders Fund, Gartmore Government Bond Fund, Gartmore Money Market Fund, Gartmore Nationwide Principal Protected Fund, Gartmore Small Cap Growth Fund, Gartmore Small Cap Leaders Fund, Gartmore China Opportunities Fund, Gartmore Global Natural Resources Fund, the Gartmore Optimal Allocations Funds, Gartmore Short Duration Bond Fund and NorthPointe Small Cap Growth Fund, GMF may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by GMF pursuant to the Expense Limitation Agreement at a later date when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits in the Expense Limitation Agreement. No reimbursement will be made to a Fund unless: (i) such Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth below; (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis; and (iv) the payment of such reimbursement is made no more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GMF is not permitted.

      Until at least February 28, 2006, GMF has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual fund operating expenses, excluding any taxes, interest, brokerage commissions, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses, for certain Funds of the Trust as follows:

o Gartmore Mid Cap Growth Leaders Fund to 1.20% for Class A shares, Class B shares, Class C shares, Class D shares, Class R shares, Institutional Service Class shares, and Institutional Class shares(1)

o Gartmore Large Cap Value Fund to 1.15% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares(1)

o Gartmore Small Cap Fund to 1.35% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares and Institutional Class shares(1)

o    Gartmore Small Cap Growth Fund to 1.35% for all classes of shares

o    Gartmore Small Cap Leaders Fund to 1.35% for all classes of shares

o Gartmore S&P 500 Index Fund to 0.23% for Class A shares, Class B shares, for Class C shares, Class R shares, for Institutional Service Class shares, Service Class shares, for Institutional Class shares, and Local Fund shares

o Gartmore U.S. Growth Leaders Fund to 1.30% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares and Institutional Class shares

o Gartmore Value Opportunities Fund to 1.10% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares and Institutional Class shares

o Gartmore High Yield Bond Fund to 0.85% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares and Institutional Class shares

o    NorthPointe Small Cap Value Fund to 1.00% for Institutional Class shares

o Gartmore Global Technology and Communications Fund to 1.38% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares and Institutional Class shares

o Gartmore Global Health Sciences Fund to 1.40% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares and Institutional Class shares

o Gartmore Nationwide Leaders Fund to 1.20% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares and Institutional Class shares

o Each of the Investor Destinations Funds to 0.25% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares and Institutional Class shares

o Gartmore Small Cap Index Fund to 0.30% for Class A shares, Class B shares, Class C shares, Class R shares, and Institutional Class shares

o Gartmore Mid Cap Market Index Fund to 0.32% for Class A shares, Class B shares, Class C shares, Class R shares, and Institutional Class shares

o Gartmore International Index Fund to 0.37% for Class A shares, Class B shares, Class C shares, Class R shares, and Institutional Class shares

o Gartmore Bond Index Fund to 0.32% for Class A shares, Class B shares, Class C shares, Class R shares, and Institutional Class shares

o Gartmore Micro Cap Equity Fund to 1.65% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares

o Gartmore Mid Cap Growth Fund to 1.15% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares

o Gartmore U.S. Growth Leaders Long-Short Fund to 1.90% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares

o Gartmore Nationwide Principal Protected Fund to 1.00% for Class A shares, and 1.50% for Class B and Class C shares during the Guarantee Period.(1)

o Gartmore Convertible Fund to 0.95% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares, and Institutional Class shares

o Gartmore China Opportunities Fund to 1.75% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares and Institutional Class shares

o Gartmore Global Natural Resources Fund for 1.40% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares and Institutional Class shares

o Gartmore Optimal Allocations Funds to 0.25% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares and Institutional Class shares

o NorthPointe Small Cap Growth Fund to 1.10% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares and Institutional Class shares

o Gartmore Money Market Fund to 0.59% for Class C shares, Prime shares, Service shares and Institutional shares(2)

-----------------
(1) If a Zero Coupon Investment Period begins before the end of the Guarantee Period, the expenses will be limited to not more than 1.40% for Class A shares and 1.90% for Class B and Class C shares. During the Offering Period the expenses will not exceed 1.00% for Class A shares and 1.50% for Class B and Class C shares. The applicable expense limitations for the Gartmore Nationwide Principal Protected Fund will continue until for at least seven years following the commencement of the Guarantee Period.
(2) In addition, with respect to the Service Class of the Gartmore Money Market Fund, effective until at least February 28, 2006, the Fund Operating Expenses shall be limited to 0.75% and shall include the Rule 12b-1 fees and fees paid pursuant to an Administrative Services Plan

Gartmore Morley Capital Management, Inc.
----------------------------------------

      Like GMF, and at least until February 28, 2006, GMCM has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses (excluding any interest, taxes, brokerage commissions, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an administrative services plan and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) for the Gartmore Morley Funds as follows:

o Gartmore Short Duration Bond Fund to 0.55% for Class C shares, Service Class shares, IRA Class shares and Institutional Class shares

o Gartmore Morley Enhanced Income Fund to 0.45% for Institutional Service Class shares, Class A shares, Class R shares and Institutional Class shares

      Reimbursement by the Gartmore Short Duration Bond Fund of the advisory fees waived or limited and other expenses reimbursed by GMCM pursuant to the Expense Limitation Agreement may be made at a later date when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits in the Expense Limitation Agreement. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis; and (iv) the payment of such reimbursement is made no more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GTC or GMCM is not permitted.

      Reimbursement by the Gartmore Morley Enhanced Income Fund of the advisory fees waived or limited and other expenses reimbursed by GMCM pursuant to the Expense Limitation Agreement may be made at a later date, but not later than five years after the Fund commenced operations, when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits in the Expense Limitation Agreement. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and
(iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GTC or GMCM is not permitted.

Gartmore Global Asset Management Trust
--------------------------------------

      Like GMF and GMCM, until at least February 28, 2006, GGAMT has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses (excluding any taxes, interest, brokerage commissions, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an administrative services plan, and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses), for certain Funds of the Trust as follows:

o Gartmore Emerging Markets Fund to 1.55% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares and Institutional Class shares

o Gartmore International Growth Fund to 1.40% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares and Institutional Class shares

o Gartmore Worldwide Leaders Fund to 1.40% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares and Institutional Class shares

o Gartmore European Leaders Fund to 1.40% for Class A shares, Class B and Class C shares and Institutional Service Class shares

o Gartmore Asia Pacific Leaders Fund to 1.40% for Class A shares, Class B shares, Class C shares and Institutional Service Class shares

o Gartmore Global Financial Services Fund to 1.40% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares and Institutional Class shares

o Gartmore Global Utilities Fund to 1.20% for Class A shares, Class B shares, Class C shares, Class R shares, Institutional Service Class shares and Institutional Class shares

o Gartmore OTC Fund to 1.80% for Class A shares, 2.40% for Class B shares, 2.40% for Class C shares, 1.47% for Institutional Service Class shares and 1.32% for Institutional Class shares


      GGAMT may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by GGAMT pursuant to the Expense Limitation Agreement at a later date but no later than five years after a Fund has commenced operations when the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million;
(ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GGAMT is not permitted.

INVESTMENT ADVISORY FEES

         During the fiscal years ended October 31, 2004, 2003 and 2002 (unless otherwise noted), GMF, GMCM and GGAMT earned the following fees for investment advisory services:


                                                                     GMF INVESTMENT ADVISORY FEES
                                             -----------------------------------------------------------------------------------
                                                                         YEAR ENDED OCTOBER 31,
                                             -----------------------------------------------------------------------------------

                                                       2004                       2003                          2002

                                             -----------------------------------------------------------------------------------
                                               Fees           Fees         Fees           Fees          Fees            Fees
Fund                                         Earned(1)     Reimbursed    Earned(1)     Reimbursed     Earned(1)      Reimbursed
----                                         ---------     ----------    ---------     -----------    ---------      -----------
Gartmore Bond Fund                           $750,211            $0      $690,490             $0       $614,035            $0
Gartmore Global Health Sciences Fund           59,119        42,773        28,907         45,848         14,946       101,840
Gartmore Global Technology and
Communications Fund                            48,221        59,111        36,204         31,434         54,419       257,497
Gartmore Government Bond Fund               1,205,452             0       978,392         33,798        677,667(2)    209,487
Gartmore Growth Fund                        1,693,394(3)          0     2,150,196              0      3,158,751             0
Gartmore High Yield Bond Fund                 561,164        80,257       496,658         80,001        510,654        59,299
Gartmore Investor Destinations
    Aggressive Fund                           110,695        16,421        57,619         27,024         13,404       103,869
Gartmore Investor Destinations
    Moderately Aggressive Fund                194,023             0        87,689         29,712         16,413       105,243
Gartmore Investor Destinations
    Moderate Fund                             244,628             0       121,083         32,979         29,714        82,708
Gartmore Investor Destinations
    Moderately Conservative Fund               78,080        22,322        36,387         22,686          8,016       116,734
Gartmore Investor Destinations
    Conservative Fund                          60,726        25,016        26,677         22,635          7,267       110,874
Gartmore Large Cap Value Fund                 187,885        20,198       207,267         33,006        250,987       165,683
Gartmore U.S. Growth Leaders Long
    Short Fund                                157,924(4)          0             0              0              0             0
Gartmore Micro Cap Equity Fund                 63,601        30,339         8,135(5)      39,232              0             0
Gartmore Mid Cap Growth Fund                    9,625        62,838           617(6)      16,030              0             0
Gartmore Mid Cap Growth Leaders Fund          192,718        82,484       242,790        148,003        374,615       442,318
Gartmore Money Market Fund                  6,989,607       102,737     7,075,332        532,159      6,492,158       541,820
Gartmore Nationwide Fund                    9,360,373             0     9,942,742              0     10,727,184             0
Gartmore Nationwide Leaders Fund               22,966        44,771        16,225         62,850              0(7)          0
Gartmore Small Cap Fund                       279,300        29,797       265,651         58,716        265,515       186,683
Gartmore Tax-Free Income Fund               1,032,612             0     1,051,667              0      1,064,152             0
Gartmore U.S. Growth Leaders Fund              68,264        39,115        27,717         43,098         25,979       184,592
Gartmore Value Opportunities Fund             189,248        30,129       186,560         55,293        138,005       158,606
Gartmore Bond Index Fund                      802,650       385,991       261,299        161,077          4,653(8)     84,771
Gartmore International Index Fund             617,738       275,555       224,302        163,201          3,580       139,279
Gartmore Mid Cap Market Index Fund            382,404       190,070       144,779         82,585          3,450(8)     97,331
Gartmore S&P 500 Index Fund                 1,002,610       553,633       628,602        460,687        462,590(8)    238,754
Gartmore Small Cap Index Fund                 157,390       115,995        61,983         86,208          1,380(8)     89,925
NorthPointe Small Cap Value Fund              274,247         4,795       286,849         20,604        229,943       101,655



                                                                     GMCM INVESTMENT ADVISORY FEES
                                             -----------------------------------------------------------------------------------
                                                                         YEAR ENDED OCTOBER 31,
                                             -----------------------------------------------------------------------------------

                                                       2004                       2003                          2002

                                             -----------------------------------------------------------------------------------
                                               Fees           Fees         Fees           Fees          Fees            Fees
Fund                                         Earned(1)     Reimbursed    Earned(1)     Reimbursed     Earned(1)      Reimbursed
----                                         ---------     ----------    ---------     -----------    ---------      -----------
Gartmore Short Duration Bond Fund          $1,408,745       $402,496     $246,827        $84,129       $118,179        $94,693
Gartmore Morley Enhanced Income Fund          398,006        113,487      133,767         72,597         57,403        111,856


                                                                     GGAMT INVESTMENT ADVISORY FEES
                                             -----------------------------------------------------------------------------------
                                                                         YEAR ENDED OCTOBER 31,
                                             -----------------------------------------------------------------------------------

                                                       2004                       2003                          2002

                                             -----------------------------------------------------------------------------------
                                               Fees           Fees         Fees           Fees          Fees            Fees
Fund                                         Earned(1)     Reimbursed    Earned(1)     Reimbursed     Earned(1)      Reimbursed
----                                         ---------     ----------    ---------     -----------    ---------      -----------
Gartmore Emerging Markets Fund                 $83,924       $43,053      $52,415        $21,359       $44,242        $147,494
Gartmore Global Financial Services Fund         30,432        37,771       25,241         53,563             0(9)            0
Gartmore Global Utilities Fund                  18,964        39,560       17,396         54,741             0(9)            0
Gartmore International Growth Fund              59,995        43,127       63,942         23,290        75,669         167,887
Gartmore Worldwide Leaders Fund                144,707             0       33,362         31,081        38,210         154,263


--------------------
(1)  Fees net of reimbursement.
(2) A reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Gartmore Government Bond Fund (formerly Nationwide Government Bond Fund) was completed as of August 27, 2001. The investment advisory fees listed do not include the fees GMF/NSI received for the Nationwide Long-Term U.S. Government Bond Fund prior to the reorganization.
(3) A reorganization of the Nationwide Large Cap Growth Fund with and into the Gartmore Growth Fund was completed on December 22, 2003. The investment advisory fees listed for the Gartmore Growth Fund do not include the fees GMF received for the Nationwide Large Cap Growth Fund prior to the reorganization.
(4) Fees shown are for the period July 1, 2003 through October 31, 2003. For the period July 1, 2002 to January 17, 2003, and its fiscal year ended June 30, 2002 and 2001, the predecessor (the "Montgomery Fund") to the Gartmore Long-Short Equity Plus Fund, paid investment advisory fees of $321,493, $630,788 and $3,371,565 respectively, to the Montgomery Fund's investment adviser. For the period January 18, 2003 to June 22, 2003 (the date of its reorganization), the Montgomery Fund paid investment advisory fees of $147,110 to GMF. For the period of June 23, 2003 to June 30, 2003, the Gartmore Long-Short Equity Plus Fund paid investment advisory fees of $3,432 to GMF.
(5)  Fund commenced operations June 27, 2002.
(6)  Fund commenced operations October 1, 2002.
(7)  Fund commenced operations December 28, 2001.
(8) Fees shown were paid from October 15, 2001 to October 31, 2001, the period when these Funds were managed directly and no longer were feeder funds.
(9)  Fund commenced operations December 18, 2001.

        The other funds of the Trust for which GMF, GMCM or GGAMT serve or will serve as investment adviser had not yet begun operations as of October 31, 2004.

SUBADVISERS

      The subadvisers for certain of the Funds advised by GMF are as follows:

FUND                                                 SUBADVISER
----                                                 ----------
Gartmore Large Cap Value Fund                        NorthPointe Capital LLC ("NorthPointe")
Gartmore Value Opportunities Fund                    NorthPointe
NorthPointe Small Cap Value Fund                     NorthPointe
Gartmore S&P 500 Index Fund                          FAM
Gartmore Small Cap Index Fund                        FAM
Gartmore Mid Cap Market Index Fund                   FAM
Gartmore International Index Fund                    FAM
Gartmore Bond Index Fund                             FAM
Gartmore China Opportunities Fund                    Gartmore Global Partners ("GGP")
Gartmore Global Natural Resources Fund               GGP
NorthPointe Small Cap Growth Fund                    NorthPointe

      NorthPointe is a majority-owned indirect subsidiary of Gartmore Global Investments, Inc. which is also the parent of GMF. NorthPointe is located at Columbia Center One, 10th Floor, Suite 1000, 201 West Big Beaver Road, Troy, MI 48084 and was formed in 1999.

      FAM, one of the investment advisory entities which comprise Merrill Lynch Investment Managers, P.O. Box 9011, Princeton, New Jersey 08543-9011, is a limited partnership, the partners of which are ML & Co. and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of FAM as defined under the 1940 Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.

      GGP is a partnership owned jointly by Gartmore U.S. Ltd. and Gartmore Securities Ltd. Gartmore U.S. Ltd. is a wholly-owned subsidiary of Gartmore Capital Management Ltd. Gartmore Capital Management Ltd. is a wholly owned subsidiary of, and Gartmore Securities Ltd. is almost entirely owned by, Gartmore Investment Management plc. Gartmore Investment Management plc is almost entirely owned by Asset Management Holdings plc, a holding company, which is a majority owned subsidiary of Gartmore Group Limited, Ltd., another holding company, which is a wholly owned subsidiary of Nationwide Asset Management Holdings, Ltd. Nationwide Asset Management Holdings, Ltd., is a wholly owned subsidiary of GGAMT.

      Until June 28, 2004, SSI Investment Management, Inc. ("SSI") served as the subadviser for the Gartmore U.S. Growth Leaders Long-Short Fund) (previously Gartmore Long-Short Equity Plus Fund. SSI was founded in 1973 and is located at 357 N. Canyon Drive, Beverly Hills, California, 90210. As of December 31, 2002, SSI managed over $900 million in assets.

      Subject to the supervision of the GMF and the Trustees, each of the subadvisers manages the assets of the Fund listed above in accordance with the Fund's investment objectives and policies. Each subadviser makes investment decisions for the Fund and in connection with such investment decisions places purchase and sell orders for securities. For the investment management services they provide to the Funds, the subadvisers receive annual fees from GMF, calculated at an annual rate based on the average daily net assets of the Funds, in the following amounts:

            FUND                                                 ASSETS                            FEE
            ----                                                 ------                            ----
Gartmore Large Cap Value Fund                              up to $100 million                      0.35%
                                                           $100 million or more                    0.30%



Gartmore Value Opportunities Fund                          $0 up to $250 million                   0.70%
                                                           $250 million up to $1 billion           0.675%
                                                           $1 billion up to $2 billion             0.65%
                                                           $2 billion up to $5 billion             0.675%
                                                           $5 billion and more                     0.60%


NorthPointe Small Cap Value Fund                           All assets                              0.85%

Gartmore S&P 500 Index Fund                                All assets                              0.02%

Gartmore Small Cap Index Fund                              All assets                              0.07%

Gartmore Mid Cap market Index Fund and                     All assets                              0.09%
Gartmore Bond Index Fund

Gartmore International Index Fund                          All assets                              0.12%

Gartmore China Opportunities Fund(1)                       $0 up to $500 million                   0.625%
                                                           $500 million up to $2 billion           0.600%
                                                           $2 billion and more                     0.575%

Gartmore Global Natural Resources Fund(2)                  $0 up to $500 million                   0.45%
                                                           $500 million up to 4 billion            0.425%
                                                           $2 billion and more                     0.40%

NorthPointe Small Cap Growth Fund                          All assets                              0.95%

_______________________

(1) The subadvisory fee at each breakpoint is a base subadvisory fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the MSCI Zhong Hua Index. If the Fund outperforms its benchmark by a set amount, GMF will pay higher subadvisory fees to GGP. Conversely, if the Fund underperforms its benchmark by a set amount, GMF will pay lower subadvisory fees to GGP.
(2) The subadvisory fee at each breakpoint is a base subadvisory fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the Goldman Sachs Natural Resources Index. If the Fund outperforms its benchmark by a set amount, GMF will pay higher subadvisory fees to GGP. Conversely, if the Fund underperforms its benchmark by a set amount, GMF will pay lower subadvisory fees to GGP.

SUBADVISER PERFORMANCE FEE -GARTMORE CHINA OPPORTUNITIES FUND AND GARTMORE GLOBAL NATURAL RESOURCES FUND,

      For the subadvisory services it provides to each of the Gartmore China Opportunities Fund and the Gartmore Global Natural Resources Fund, GGP receives a base subadvisory fee that may be adjusted quarterly if the Fund outperforms or underperforms its stated benchmark by more or less than a maximum of 500 basis points over the rolling 12 month period ending on the last day of such quarter as follows:

                           +/- 100 bps                               2bps
                           +/- 200 bps                               4bps
                           +/- 300 bps                               6pbs
                           +/- 400 bps                               8pbs
                           +/- 500 bps or more                       10pbs

GGP provides the same services to the Gartmore China Opportunities Fund and the Gartmore Global Natural Resources Fund as it does for the GGAMT advised Funds as described below.

                  Fund                                                 Benchmark
                  ----                                                 ---------

Gartmore China Opportunities Fund                                  MSCI Zhong Hau Index

      ----------------------------------------------- ------------------------- ----------------------
                                                             Highest Possible         Lowest Possible
         Base Subadvisory Fee                                Subadvisory Fee          Subadvisory Fee
      ----------------------------------------------- ------------------------- ----------------------
         0.625% on assets up to $500                              0.725%                  0.525%
         million
      ----------------------------------------------- ------------------------- ----------------------
         0.600% on assets of $500 million                         0.700%                  0.500%
         and more but less than $2 billion
      ----------------------------------------------- ------------------------- ----------------------
         0.575% on assets of $2 billion and                       0.675%                  0.475%
         more
      ----------------------------------------------- ------------------------- ----------------------

                  Fund                                                 Benchmark
                  ----                                                 ---------

Gartmore Global Natural Resources Fund                     Goldman Sachs Natural Resources Index

      ----------------------------------------------- ------------------------- ----------------------
                                                             Highest Possible         Lowest Possible
         Base Subadvisory Fee                                Subadvisory Fee          Subadvisory Fee
      ----------------------------------------------- ------------------------- ----------------------
         0.45% on assets up to $500 million                       0.55%                    0.35%
      ----------------------------------------------- ------------------------- ----------------------
         0.425% on assets of $500 million                         0.525%                   0.325%
         and more but less than $2 billion
      ----------------------------------------------- ------------------------- ----------------------
         0.40% on assets of $2 billion and                        0.50%                    0.30%
         more
      ----------------------------------------------- ------------------------- ----------------------

SUBADVISORY FEES PAID

      The following table sets forth the amount GMF paid to the subadvisers for the fiscal periods ended October 31, 2004, 2003 and 2002 (unless otherwise noted):

                                                                           YEAR ENDED OCTOBER 31,
FUND                                                            2004                2003                 2002
----                                                           -------             -------             --------

Gartmore Large Cap Value Fund                                  $87,680             $96,725             $117,127
Gartmore Long-Short Equity Plus Fund                           105,283(1)             0                   0
Gartmore Small Cap Fund(2)                                     161,700             153,798              153,719
Gartmore S&P 500 Index Fund                                    160,923             168,168              146,734
Gartmore Value Opportunities Fund                              189,248             186,560              138,005
NorthPointe Small Cap Value Fund                               274,247             286,849              153,719
Gartmore Small Cap Index Fund                                   55,087              21,694                  483(3)
Gartmore Mid Cap Market Index Fund                             156,441              59,229                1,411(3)
Gartmore International Index Fund                              276,996             112,548                1,856(3)
Gartmore Bond Index Fund                                       328,363             106,897                1,903(3)

_______________________

(1) For the period June 1, 2003 through October 31, 2003. For the period March 3, 2003 (the date SSI became the Montgomery Fund's subadviser) to June 30, 2003, the Fund paid SSI $141,541 in subadvisory fees. The Montgomery Fund paid no subadvisory fees during the fiscal years ended June 30, 2002 and 2001.
(2) Fees paid to INVESCO, Inc., the Fund's prior subadviser who subadvised the Fund until December 31, 2003.
(3) The Gartmore Small Cap Index, Gartmore Mid Cap Market Index, Gartmore International Index and Gartmore Bond Index Funds began to be directly managed and subadvised by FAM on October 15, 2001; therefore, the fees reflect what was paid from October 15 to October 31, 2001.

      GMF and the Trust have received from the SEC an exemptive order for the multi-manager structure which allows GMF to hire, replace or terminate unaffiliated subadvisers without the approval of shareholders; the order also allows GMF to revise a subadvisory agreement with an unaffiliated subadviser without shareholder approval. If a new unaffiliated subadviser is hired, the change will be communicated to shareholders within 90 days of such changes, and all changes will be approved by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or GMF. The order is intended to facilitate the efficient operation of the Funds and afford the Trust increased management flexibility.

      GMF provides investment management evaluation services to the Funds principally by performing initial due diligence on prospective subadvisers for the Fund and thereafter monitoring the performance of the subadviser through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with the subadviser. GMF has responsibility for communicating performance expectations and evaluations to the subadviser and ultimately recommending to the Trust's Board of Trustees whether the subadviser's contract should be renewed, modified or terminated; however, GMF does not expect to recommend frequent changes of subadvisers. GMF will regularly provide written reports to the Trust's Board of Trustees regarding the results of its evaluation and monitoring functions. Although GMF will monitor the performance of the subadvisers, there is no certainty that the subadviser or the Fund will obtain favorable results at any given time.

GARTMORE GLOBAL PARTNERS

      GGAMT has selected GGP to be the subadviser to each of the following Funds (the "GGAMT Advised Funds"): Gartmore Emerging Markets Fund, Gartmore International Growth Fund, Gartmore Worldwide Leaders Fund, Gartmore European Leaders Fund, Gartmore Asia Pacific Leaders Fund, Gartmore Global Financial Services Fund, Gartmore OTC Fund and Gartmore Global Utilities Fund.

      Subject to the supervision of GGAMT and the Trustees, GGP manages each GGAMT Advised Fund's assets in accordance with such Fund's investment objective and policies. GGP makes investment decisions for such Fund, and in connection with such investment decisions, shall place purchase and sell orders for securities.

         GGP provides investment advisory services to the GGAMT Advised Fund pursuant to a Subadvisory Agreement. The Subadvisory Agreement specifically provides that GGP shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of a Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under such Agreement. After an initial two-year period, the Subadvisory Agreement must be approved each year by the Trust's board of trustees or by shareholders in order to continue. The Subadvisory Agreement terminates automatically if it is assigned. It may also be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.

      For the services it provides, GGP receives the following fees from GGAMT:

-------------------------------------------------------------- ------------------------------------ -------------------
FUND                                                           ASSETS                               FEE
-------------------------------------------------------------- ------------------------------------ -------------------
                                                               $0 up to $500 million                0.525%
Gartmore Emerging Markets Fund(1)                              $500 million up to $2 billion        0.50%
                                                               $2 billion and more                  0.475%

-------------------------------------------------------------- ------------------------------------ -------------------
                                                               0 up to $500 million                 0.45%
Gartmore International Growth Fund(2)                          $500 million up to $2 billion        0.425%
                                                               $2 billion and more                  0.40%

-------------------------------------------------------------- ------------------------------------ -------------------
                                                               0 up to $500 million                 0.45%
Gartmore Worldwide Leaders Fund(3)                             $500 million up to $2 billion        0.425%
                                                               $2 billion and more                  0.40%

-------------------------------------------------------------- ------------------------------------ -------------------
                                                               0 up to $500 million                 0.45%
Gartmore Global Financial Services Fund(4)                     $500 million up to $2 billion        0.425%
                                                               $2 billion and more                  0.40%%

-------------------------------------------------------------- ------------------------------------ -------------------
Gartmore European Leaders Fund, and                            All Assets                           0.50%
Gartmore Asia Pacific Leaders Fund

-------------------------------------------------------------- ------------------------------------ -------------------
                                                               0 up to $500 million                 0.35%
Gartmore Global Utilities Fund(5)                              $500 million up to $2 billion        0.325%
                                                               $2 billion and more                  0.30%

-------------------------------------------------------------- ------------------------------------ -------------------

(1) The subadvisory fee at each breakpoint for the Gartmore Emerging Markets Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the MSCI Emerging Markets Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment subadvisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.
(2) The subadvisory fee at each breakpoint for the Gartmore International Growth Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the MSCI All Country World Index Free ex US. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment subadvisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.
(3) The subadvisory fee at each breakpoint for the Gartmore Worldwide Leaders Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the MSCI World Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment subadvisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.
(4) The subadvisory fee at each breakpoint for the Gartmore Global Financial Services Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the MSCI World Financial Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment subadvisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.
(5) The subadvisory fee at each breakpoint for the Gartmore Global Utilities Fund is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its composite benchmark comprised of 60% MSCI World Telecommunication Services Index and 40% MSCI World Utilities Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment subadvisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.


SUBADVISER PERFORMANCE FEE - GARTMORE EMERGING MARKETS FUND, GARTMORE INTERNATIONAL GROWTH FUND, GARTMORE WORLDWIDE LEADERS FUND, GARTMORE GLOBAL FINANCIAL SERVICES FUND AND GARTMORE GLOBAL UTILITIES FUND

      For the subadvisory services it provides to each of the Funds set forth above, GGP receives a base subadvisory fee that may be adjusted quarterly if a Fund outperforms or underperforms its stated benchmark by more or less than a maximum of 500 basis points over the rolling 12 month period ending on the last day of such quarter as follows:

                           +/- 100 bps                              2bps
                           +/- 200 bps                              4bps
                           +/- 300 bps                              6pbs
                           +/- 400 bps                              8pbs
                           +/- 500 bps or more                      10pbs

       Fund                                                   Benchmark
       ----                                                   ---------

Gartmore Emerging Markets Fund                           MSCI Emerging Markets Index

       ----------------------------------------------- ------------------------- ----------------------
                                                           Highest Possible         Lowest Possible
         Base Subadvisory Fee                               Subadvisory Fee          Subadvisory Fee
       ----------------------------------------------- ------------------------- ----------------------
         0.525% on assets up to $500                              0.625%                  0.425%
         million
       ----------------------------------------------- ------------------------- ----------------------
         0.50% on assets of $500 million                           0.60%                    0.40%
         and more but less than $2 billion
       ----------------------------------------------- ------------------------- ----------------------
         0.475% on assets of $2 billion and                       0.575%                  0.375%
         more
       ----------------------------------------------- ------------------------- ----------------------

       Fund                                                 Benchmark
       ----                                                 ---------

Gartmore International Growth Fund                   MSCI All Country World Index Free ex US

       ----------------------------------------------- ------------------------- ----------------------
                                                             Highest Possible       Lowest Possible
         Base Subadvisory Fee                                Subadvisory Fee        Subadvisory Fee
       ----------------------------------------------- ------------------------- ----------------------
         0.45% on assets up to $500 million                       0.55%                    0.35%
       ----------------------------------------------- ------------------------- ----------------------
         0.425% on assets of $500 million                         0.525%                   0.325%
         and more but less than $2 billion
       ----------------------------------------------- ------------------------- ----------------------
         0.40% on assets of $2 billion and                        0.50%                    0.30%
         more
       ----------------------------------------------- ------------------------- ----------------------

       Fund                                                 Benchmark
       ----                                                 ---------

Gartmore Worldwide Leaders Fund                      MSCI World Index

       ----------------------------------------------- ------------------------- ----------------------
                                                             Highest Possible         Lowest Possible
         Base Subadvisory Fee                                Subadvisory Fee          Subadvisory Fee
       ----------------------------------------------- ------------------------- ----------------------
         0.45% on assets up to $500 million                       0.55%                    0.35%
       ----------------------------------------------- ------------------------- ----------------------
         0.425% on assets of $500 million and more but            0.525%                   0.325%
         less than $2 billion
       ----------------------------------------------- ------------------------- ----------------------
         0.40% on assets of $2 billion and more                   0.50%                    0.30%
       ----------------------------------------------- ------------------------- ----------------------

       Fund                                                   Benchmark
       ----                                                   ---------

Gartmore Global Financial Services Fund              MSCI World Financial Index

       ----------------------------------------------- ------------------------- ----------------------
                                                            Highest Possible         Lowest Possible
         Base Subadvisory Fee                               Subadvisory Fee          Subadvisory Fee
       ----------------------------------------------- ------------------------- ----------------------
         0.45% on assets up to $500 million                       0.55%                    0.35%
       ----------------------------------------------- ------------------------- ----------------------
         0.425% on assets of $500 million                         0.525%                   0.325%
         and more but less than $2 billion
       ----------------------------------------------- ------------------------- ----------------------
         0.40% on assets of $2 billion and                        0.50%                    0.30%
         more
       ----------------------------------------------- ------------------------- ----------------------

       Fund                                                   Benchmark
       ----                                                   ---------

Gartmore Global Utilities Fund                                60% MSCI World Telecommunication
                                                              Services Index / 40% MSCI World Utilities
                                                              Index
       ----------------------------------------------- ------------------------- ----------------------
                                                            Highest Possible         Lowest Possible
         Base Subadvisory Fee                               Subadvisory Fee          Subadvisory Fee
       ----------------------------------------------- ------------------------- ----------------------

         0.35% on assets up to $500 million                       0.45%                    0.25%
       ----------------------------------------------- ------------------------- ----------------------
         0.325% on assets of $500 million                         0.425%                   0.225%
         and more but less than $2 billion
       ----------------------------------------------- ------------------------- ----------------------
         0.30% on assets of $2 billion and                        0.40%                    0.20%
         more
       ----------------------------------------------- ------------------------- ----------------------

      These fees are calculated at an annual rate based on each Fund's average daily net assets.

      During the fiscal years ended October 31, 2003, 2002, and 2001, GGP earned the following fees for subadvisory services:

  ------------------------------------------------------- ----------------------------------------------------
                                                                        YEARS ENDED OCTOBER 31,
  ------------------------------------------------------- ----------------------------------------------------
                 FUND                                           2004              2003             2002
  ------------------------------------------------------- ----------------- ----------------- ----------------

  Gartmore Emerging Markets Fund                               41,962           $26,208           $22,121
  ------------------------------------------------------- ----------------- ----------------- ----------------
  Gartmore Global Utilities Fund                                9,482             8,698                 0(1)
  ------------------------------------------------------- ----------------- ----------------- ----------------
  Gartmore Global Financial Services Fund                      15,216            12,621                 0(1)
  ------------------------------------------------------- ----------------- ----------------- ----------------
  Gartmore International Growth Fund                           29,997            31,971            37,835
  ------------------------------------------------------- ----------------- ----------------- ----------------
  Gartmore Worldwide Leaders Fund(1)                           72,353            16,681            19,105
  ------------------------------------------------------- ----------------- ----------------- ----------------

_______________________

(1) The Fund commenced operations December 18, 2001.

         The other funds of the Trust for which GGP serves as subadviser had not yet begun operations as of October 31, 2003.

CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

         In determining whether it was appropriate to re-approve the Advisory Agreements between each adviser (GMF, GGAMT or GMCM, collectively, the "Advisers") and the Trust, on behalf of each Fund (other than Gartmore China Opportunities Fund, Gartmore Global Natural Resources Fund, and the Optimal Allocations Funds), and the Subadvisory Agreements for the applicable Funds, the Board requested and received extensive information, provided by the Advisers and the subadvisers, that the Board believed to be reasonably necessary to conduct its review. The Board carefully evaluated this information, and was advised with respect to its deliberations by legal counsel to the Trust, and the Trustees who are not interested persons of the Trust, the Advisers or any subadviser were also advised by their own independent counsel. In making the determinations with respect to the Advisory and Subadvisory Agreements, the Trustees undertook the following, among others:

         o The Trustees reviewed the terms of the investment advisory and subadvisory agreements, including the fee formulae. The
                Trustees: (i) compared the fees under the contract for each Fund, and the fees paid after waivers, with those of the Fund's Lipper peer group; (ii) questioned the Adviser regarding Funds with advisory fees that exceeded the median for that Fund's Lipper peer group; and (iii) asked the Adviser to undertake an extensive analysis of each of the Funds and, as and if appropriate, to propose performance fees and/or break points for certain Funds. The Trustees also considered the anticipated costs to the Advisers and subadvisers of providing these advisory services, the profitability of each Adviser's relationship with the Funds that it advises, and the level of reimbursements being made by an Adviser.

         o The Trustees: (i) reviewed the profitability analysis provided by the Advisers and the subadvisers (to the extent such information was available); (ii) noted that the profit margins do not appear to be excessive for any Fund; and (iii) compared the profit margin for each Fund with the prior year's profit margin and the reason for any significant variance.

         o The Trustees considered the nature, quality and extent of the investment advisory services provided by the Adviser and/or subadviser to each of the Funds it advises and such Fund's historic performance and the comparability of such Fund's performance to the performance of similar investment companies and its benchmark. In particular, the Trustees reviewed the actual and relative performance of each Fund and the Advisers' plans for each of the Funds which underperformed its benchmark. For those Funds with a subadviser, the Trustees also reviewed the services that the Adviser provides in overseeing the Fund's subadvisers. The Trustees reviewed the information regarding each of the subadvisers in order to assess the quality of the services being provided by the Advisers and the subadvisers. The Trustees also considered the continuous oversight that the Trustees have undertaken to monitor the performance of the Funds and the services provided by the Advisers and the subadvisers. The Trustees considered and will continue to monitor future developments with respect to subadvisers to assess whether the quality of services being provided to the Funds has been or is likely to be impaired.

         o The Trustees reviewed the overall quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Advisers and subadvisers.

         o The Trustees also reviewed the ancillary benefits to the Advisers and subadvisers, including Rule 12b-1 and Administrative Service Plan fees, fund administration and accounting fees, and soft dollar benefits.

         Following this analysis, the Trustees concluded that the Advisers and subadvisers have provided adequate services to the Funds based upon Fund performance and the plans for improving performance for those Funds that are underperforming their benchmark or peer group. The Trustees: (i) believe that the Advisers and the subadvisers should make a profit in providing services to the Funds, provided this profit is not excessive; (ii) reviewed the investment advisory fees for each Fund, and comparative advisory fee information, as well as total expense information, and have reviewed these fees in relation to actual and relative performance of these Funds; (iii) considered the Adviser's efforts and plans to improve underperforming Funds; and (iv) also considered the Adviser's assurance to undertake an extensive review of the fee structure and to recommend implementation of performance fees and/or break points in investment advisory fees for certain Funds. Based upon these and other factors and information it considered relevant, the Board unanimously determined that the Investment Advisory Agreements and Subadvisory Agreements should be continued for the year beginning January 1, 2004 for each of the Funds and that the compensation payable under such Investment Advisory and SubadvisoryAgreements is fair and reasonable with respect to each such Fund. At a meeting of the Board of Trustees in February 2005, the Adviser provided the Trustees with the result of its analysis of the fee structure of the various Funds, and following review of such information, the Trustees approved implementation of break points for various Funds. At meetings of the Board of Trustees in February and March, 2005, the Adviser provided the Trustees with the results of its analysis concerning the implementation of performance fees for certain of the Funds and following the review of such information, including information with respect to the appropriate benchmarks and measurement methodology for such Funds and how the performance fee would be calculated, including the class of shares on which the performance fee should be calculated, the Trustees approved the implementation of performance fees for various Funds.

         With respect to the addition of new Funds to the Investment Advisory and Subadvisory Agreements, which Funds had not yet commenced operations, the Board has considered similar information, omitting, however, unavailable Fund profitability information and historic Fund performance information.

DISTRIBUTOR

      Gartmore Distribution Services, Inc. ("GDSI") serves as underwriter for each of the Funds in the continuous distribution of its shares pursuant to an Underwriting Agreement dated as of October 1, 2002 (the "Underwriting Agreement"). Unless otherwise terminated, the Underwriting Agreement will continue from year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. Until September 30, 2002, Nationwide Securities, Inc. ("NSI") served as the Trust's underwriter. GDSI is a wholly-owned subsidiary of Gartmore Global Asset Management, Inc. ("GGAMI"), a Delaware holding company. GGAMI is a wholly-owned subsidiary of Gartmore SA Capital Trust, which is an investment adviser and is wholly-owned by Gartmore Global Investments, Inc. ("GGI"), a Delaware holding company. GGI is a majority owned, indirect subsidiary of GGAMT. The following entities or people are affiliates of the Trust and are also affiliates of GDSI:

      GMF
      GGAMT
      GGP
      Gartmore SA Capital Trust
      Nationwide Life Insurance Company
      Nationwide Life and Annuity Insurance Company
      Nationwide Financial Services, Inc.
      Nationwide Corporation
      Nationwide Mutual Insurance Company
      Paul J. Hondros
      Gerald J. Holland
      Eric E. Miller

      In its capacity as Distributor, GDSI solicits orders for the sale of Shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. GDSI receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the sales charge, if any, imposed upon sales of Shares of each of the Funds.

      During the fiscal years ended October 31, 2004, 2003 and 2002 (unless otherwise noted), GDSI/NSI received the following commissions from the sale of shares of the Funds:

------------------------------------------------------------- -----------------------------------------------------
                                                                              YEARS ENDED OCTOBER 31
                                                              -----------------------------------------------------
        FUNDS                                                       2004              2003             2002
------------------------------------------------------------- ------------------- ---------------- ----------------

Gartmore Bond Fund                                                 $53,658          $107,185          $50,356
------------------------------------------------------------- ------------------- ---------------- ----------------
Gartmore Emerging Markets Fund                                      19,991            10,200            2,709
------------------------------------------------------------- ------------------- ---------------- ----------------
Gartmore Global Financial Services Fund                                512               506                0(1)
------------------------------------------------------------- ------------------- ---------------- ----------------
Gartmore Global Health Sciences Fund                                23,474             4,220                0
------------------------------------------------------------- ------------------- ---------------- ----------------
Gartmore Global Technology and Communications Fund                   6,940            10,618           22,523
------------------------------------------------------------- ------------------- ---------------- ----------------
Gartmore Global Utilities Fund                                       4,358               258                0(1)
------------------------------------------------------------- ------------------- ---------------- ----------------
Gartmore Government Bond Fund                                      116,347           145,993           38,778(2)
------------------------------------------------------------- ------------------- ---------------- ----------------
Gartmore Growth Fund                                               116,999(3)        167,125          253,929
------------------------------------------------------------- ------------------- ---------------- ----------------
Gartmore High Yield Bond                                            70,414            13,122            7,859
------------------------------------------------------------- ------------------- ---------------- ----------------
Gartmore International Growth Fund                                   1,730             5,075            2,582
------------------------------------------------------------- ------------------- ---------------- ----------------
Gartmore Investor Destinations
Aggressive Fund                                                    199,725             5,807                0
------------------------------------------------------------- ------------------- ---------------- ----------------
Gartmore Investor Destinations
Moderately Aggressive Fund                                         572,324            28,500                0
------------------------------------------------------------- ------------------- ---------------- ----------------
Gartmore Investor Destinations
Moderate Fund                                                      681,868            27,705                0
------------------------------------------------------------- ------------------- ---------------- ----------------
Gartmore Investor Destinations
Moderately Conservative Fund                                       269,902            24,448                0
------------------------------------------------------------- ------------------- ---------------- ----------------
Gartmore Investor Destinations
Conservative Fund                                                  118,658            28,965                0
------------------------------------------------------------- ------------------- ---------------- ----------------
Gartmore Large Cap Value Fund                                       13,003            14,059           16,416
------------------------------------------------------------- ------------------- ---------------- ----------------
Gartmore U.S. Growth Leaders Long-Short Fund                         2,212(4)              0                0
------------------------------------------------------------- ------------------- ---------------- ----------------
Gartmore Micro Cap Equity Fund                                      70,481                 0(5)           N/A
------------------------------------------------------------- ------------------- ---------------- ----------------
Gartmore Mid Cap Growth Fund                                         3,692                 0(6)           N/A
------------------------------------------------------------- ------------------- ---------------- ----------------
Gartmore Mid Cap Growth Leaders Fund                                26,573            51,874           130,693
------------------------------------------------------------- ------------------- ---------------- ----------------
Gartmore Short Duration Bond Fund                                    1,527               N/A              N/A
------------------------------------------------------------- ------------------- ---------------- ----------------
Gartmore Morley Enhanced Income Fund                                 1,438             6,042            7,901
------------------------------------------------------------- ------------------- ---------------- ----------------
Gartmore Nationwide Fund                                           366,037           538,679          631,955
------------------------------------------------------------- ------------------- ---------------- ----------------
Gartmore Nationwide Leaders Fund                                     6,204             5,625                0(7)
------------------------------------------------------------- ------------------- ---------------- ----------------
Gartmore Small Cap Fund                                              9,253            22,949            8,813
------------------------------------------------------------- ------------------- ---------------- ----------------
Gartmore Tax-Free Income Fund                                      174,816           167,436           94,122
------------------------------------------------------------- ------------------- ---------------- ----------------
Gartmore U.S. Growth Leaders Fund                                  116,152            13,693           28,459
------------------------------------------------------------- ------------------- ---------------- ----------------
Gartmore Value Opportunities Fund                                   14,682            42,172           43,808
------------------------------------------------------------- ------------------- ---------------- ----------------
Gartmore Worldwide Leaders Fund                                      5,471             1,544              435
------------------------------------------------------------- ------------------- ---------------- ----------------
Gartmore Bond Index Fund                                            14,586             2,527                0
------------------------------------------------------------- ------------------- ---------------- ----------------
Gartmore International Index Fund                                   14,604             2,534            2,298
------------------------------------------------------------- ------------------- ---------------- ----------------
Gartmore Mid Cap Market Index Fund                                  11,718             8,601            2,280
------------------------------------------------------------- ------------------- ---------------- ----------------
Gartmore S&P 500 Index Fund                                         73,662            98,122           33,486
------------------------------------------------------------- ------------------- ---------------- ----------------
Gartmore Small Cap Index Fund                                        5,560             6,364            2,263
------------------------------------------------------------- ------------------- ---------------- ----------------
NorthPointe Small Cap Value Fund                                       N/A               N/A              N/A
------------------------------------------------------------- ------------------- ---------------- ----------------

_______________________

(1) Fund commenced operations December 18, 2001.
(2) A reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Gartmore Government Bond Fund occurred on August 27, 2001. The commissions listed do not include the commissions NSI received from the Nationwide Long-Term U.S. Government Bond Fund prior to the reorganization.
(3) A reorganization of the Nationwide Large Cap Growth Fund with and into the Gartmore Growth Fund occurred on December 22, 2003. The commissions listed for the Gartmore Growth Fund do not include the commissions GDSI received from the Nationwide Large Cap Growth Fund prior to the reorganization.
(4) For the period June 23, 2003 (the date GDSI became the Fund's distributor) to October 31, 2003. The Montgomery Fund's predecessor distributor received $22,266 in commissions during the period July 1, 2002 to June 22, 2003 from the Montgomery Fund.
(5) Fund commenced operations on June 27, 2002.
(6) Fund commenced operations on October 1, 2002.
(7) The Fund commenced operations on December 28, 2001.

      The other Funds of the Trust had not yet begun operations as of October 31, 2004.

      GDSI also receives the proceeds of contingent deferred sales charges imposed on certain redemptions of Class B, Class C, Class X and Class Y shares (and certain Class A shares). During the fiscal years ended October 31, 2004, 2003 and 2002 (unless otherwise noted), GDSI/NSI received the following amounts from such sales charges:

---------------------------------------------------------------- --------------------------------------------------
                                                                              YEARS ENDED OCTOBER 31
                                                                 --------------- ----------------- ----------------
FUNDS                                                                 2004             2003             2002
---------------------------------------------------------------- --------------- ----------------- ----------------

Gartmore Bond Fund                                                 $12,710           $42,515          $43,979
---------------------------------------------------------------- --------------- ----------------- ----------------
Gartmore Emerging Markets Fund                                       1,446             6,517             9,151
---------------------------------------------------------------- --------------- ----------------- ----------------
Gartmore Global Financial Services Fund                                  0               330                0(1)
---------------------------------------------------------------- --------------- ----------------- ----------------
Gartmore Global Health Sciences Fund                                 1,305             2,141                0
---------------------------------------------------------------- --------------- ----------------- ----------------
Gartmore Global Technology and Communications Fund                   1,248             5,703           20,722
---------------------------------------------------------------- --------------- ----------------- ----------------
Gartmore Global Utilities Fund                                          10               140                0(1)
---------------------------------------------------------------- --------------- ----------------- ----------------
Gartmore Government Bond Fund                                       18,684            92,322           38,255(2)
---------------------------------------------------------------- --------------- ----------------- ----------------
Gartmore Growth Fund                                                11,407(3)         20,872           44,162
---------------------------------------------------------------- --------------- ----------------- ----------------
Gartmore High Yield Bond                                             7,051             5,408            3,504
---------------------------------------------------------------- --------------- ----------------- ----------------
Gartmore International Growth Fund                                     355             2,158            1,735
---------------------------------------------------------------- --------------- ----------------- ----------------
Gartmore Investor Destinations Aggressive Fund                         214             2,483                0
---------------------------------------------------------------- --------------- ----------------- ----------------
Gartmore Investor Destinations Moderately Aggressive Fund            1,219               947                0
---------------------------------------------------------------- --------------- ----------------- ----------------
Gartmore Investor Destinations Moderate Fund                         3,704             2,566                0
---------------------------------------------------------------- --------------- ----------------- ----------------
Gartmore Investor Destinations Moderately Conservative Fund          8,235             1,170                0
---------------------------------------------------------------- --------------- ----------------- ----------------
Gartmore Investor Destinations Conservative Fund                     2,815             8,099                0
---------------------------------------------------------------- --------------- ----------------- ----------------
Gartmore Large Cap Value Fund                                          916             6,985            9,203
---------------------------------------------------------------- --------------- ----------------- ----------------
Gartmore U.S. Growth Leaders Long-Short Fund                         1,334(4)              0                0
---------------------------------------------------------------- --------------- ----------------- ----------------
Gartmore Micro Cap Equity Fund                                         142                 0(5)            --
---------------------------------------------------------------- --------------- ----------------- ----------------
Gartmore Mid Cap Growth Fund                                             5                 0(6)            --
---------------------------------------------------------------- --------------- ----------------- ----------------
Gartmore Mid Cap Growth Leaders Fund                                12,732            24,800          105,100
---------------------------------------------------------------- --------------- ----------------- ----------------
Gartmore Short Duration Bond Fund                                      N/A               N/A              N/A
---------------------------------------------------------------- --------------- ----------------- ----------------
Gartmore Morley Enhanced Income Fund                                    61               N/A              N/A
---------------------------------------------------------------- --------------- ----------------- ----------------
Gartmore Nationwide Fund                                            81,272           155,306          246,115
---------------------------------------------------------------- --------------- ----------------- ----------------
Gartmore Nationwide Leaders Fund                                        20             1,361               07
---------------------------------------------------------------- --------------- ----------------- ----------------
Gartmore Tax-Free Income Fund                                       19,516            55,228           65,743
---------------------------------------------------------------- --------------- ----------------- ----------------
Gartmore U.S. Growth Leaders Fund                                    2,641             6,257           21,871
---------------------------------------------------------------- --------------- ----------------- ----------------
Gartmore Value Opportunities Fund                                   11,525            20,593           38,688
---------------------------------------------------------------- --------------- ----------------- ----------------
Gartmore Worldwide Leaders Fund                                      2,348               741              891
---------------------------------------------------------------- --------------- ----------------- ----------------


---------------------------------------------------------------- --------------------------------------------------
                                                                              YEARS ENDED OCTOBER 31
                                                                 --------------- ----------------- ----------------
FUNDS                                                                 2004             2003             2002
---------------------------------------------------------------- --------------- ----------------- ----------------

Gartmore Bond Index Fund                                                  0               556              400
---------------------------------------------------------------- --------------- ----------------- ----------------
Gartmore International Index Fund                                       265             1,770            1,209
---------------------------------------------------------------- --------------- ----------------- ----------------
Gartmore Mid Cap Market Index Fund                                      286             3,415              214
---------------------------------------------------------------- --------------- ----------------- ----------------
Gartmore S&P 500 Index Fund                                          10,877            51,923           57,197
---------------------------------------------------------------- --------------- ----------------- ----------------
Gartmore Small Cap Fund                                               2,103            12,993           10,631
---------------------------------------------------------------- --------------- ----------------- ----------------
Gartmore Small Cap Index Fund                                           178             4,462                0
---------------------------------------------------------------- --------------- ----------------- ----------------
NorthPointe Small Cap Value Fund                                        N/A               N/A              N/A
---------------------------------------------------------------- --------------- ----------------- ----------------

_______________________

(1) Fund commenced operations December 18, 2001.
(2) A reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Gartmore Government Bond Fund occurred on August 27, 2001. The commissions listed do not include the commissions NSI received from the Nationwide Long-Term U.S. Government Bond Fund prior to the reorganization.
(3) A reorganization of the Nationwide Large Cap Growth Fund with and into the Gartmore Growth Fund occurred on December 22, 2003. The commissions listed for the Gartmore Growth Fund do not include the commissions GDSI received from the Nationwide Large Cap Growth Fund prior to the reorganization.
(4) For the period June 23, 2003 (the date GDSI became the Fund's distributor) to October 31, 2003. The Montgomery Fund's predecessor distributor received $2,599, $4,878, and $5,602 in contingent deferred sales charges during the period July 1, 2002 to June 22, 2003 and for the fiscal years ended June 30, 2002 and 2001, respectively.
(5) Fund commenced operations on June 27, 2002.
(6) Fund commenced operations on October 1, 2002.
(7) The Fund commenced operations on December 28, 2001.

      The other funds of the Trust for which GMF will serve as investment adviser had not yet begun operations as of October 31, 2004.

      From such contingent deferred sales charges, GDSI/NSI and affiliated broker dealers retained $1,248,944, $1,488,620, and $2,083,754 for 2004, 2003
and 2002, respectively, after reallowances to dealers. GDSI reallows to dealers 5.00% of sales charges on Class A shares of the Funds which have a maximum front-end sales charge 5.75%, 4.00% of sales charges on Class A shares of the Funds which have a maximum front-end sales charge of 4.75%, 3.00% of sales charges on Class A shares of the Funds which have a maximum front-end sales charge of 3.75%, 4.00% on Class B and Class X shares of the Funds, 1.85% on Class C and Class Y shares of the Funds, 4.00% on Class D shares of the Funds.

DISTRIBUTION PLAN

      The Funds have adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the 1940 Act with respect to certain classes of shares. The Plan permits the Funds to compensate GDSI, as the Funds' Distributor, for expenses associated with the distribution of certain classes of shares of the Funds. Although actual distribution expenses may be more or less, under the Plan the Funds pay the distributor an annual fee in an amount that will not exceed the following amounts:

o     0.25% of the average daily net assets of Class A shares of each applicable
      Fund;

o 0.25% of the Class C shares, Service Class shares and IRA Class shares of the Gartmore Short Duration Bond Fund;

o 0.25% of the average daily net assets of Service Class Shares of the Investor Destinations Funds;

o 1.00% of the average daily net assets of Class B and Class C shares for each applicable Fund other than the Gartmore Money Market Fund;

o 0.85% of the average daily net assets of the Class X and Class Y shares of the Gartmore Bond, Gartmore Government Bond and Gartmore Tax-Free Funds;

o 0.15% of the average daily net assets of Service Class shares of the Gartmore Money Market and S&P 500 Index Funds;

o 0.07% of the average daily net assets of the Local Fund shares of the Gartmore S&P 500 Index Fund; and

o 0.50% of the average daily net assets of the Class R Shares of each applicable Fund.

      During the fiscal year ended October 31, 2004 (unless otherwise noted), GDSI earned the following distribution fees under the Plan(1):

------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
                                                                                                    SERVICE     LOCAL
                     FUND(1)                        CLASS A      CLASS B    CLASS C    CLASS R(2)    CLASS      CLASS
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
Gartmore Bond Fund(3)                                 $23,364        $14          $5          $0         $0          $0
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
Gartmore Emerging Markets Fund                         10,611     15,862       1,364           0          0           0
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
Gartmore Global Financial Services Fund                 2,027      7,500       7,372           0          0           0
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
Gartmore Global Health Sciences Fund                    6,511      8,057       1,056           0          0           0
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
Gartmore Global Technology and
Communications Fund                                     5,236      8,983         202           0          0           0
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
Gartmore Global Utilities Fund                          1,540      5,842       5,812           0          0           0
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
Gartmore Government Bond Fund(3)                      146,899          2          32           0          0           0
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
Gartmore Growth Fund(4)                                14,085     34,456         752           0          0           0
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
Gartmore High Yield Bond Fund                           9,495      5,862      12,806           0          0           0
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
Gartmore International Growth Fund                      5,328     19,403         121           0          0           0
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
Gartmore Investor Destinations Aggressive
Fund                                                    2,703      3,549      14,630           0    205,629           0
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
Gartmore Investor Destinations Moderately
Aggressive Fund                                         8,892     13,338      37,857           0    351,435           0
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
Gartmore Investor Destinations Moderate
Fund                                                    9,824     18,138      43,982           0    445,089           0
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
Gartmore Investor Destinations Moderately
Conservative Fund                                       6,487      8,091      18,109           0    137,118           0
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
Gartmore Investor Destinations Conservative
Fund                                                    3,526      7,410      11,405           0    108,552           0
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
Gartmore Large Cap Value Fund                          60,732      6,186       1,397           0          0           0
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
Gartmore U.S. Growth Leaders Long-Short
Fund(5)                                                24,909        827       4,820           0          0           0
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
Gartmore Micro Cap Equity Fund                          4,944      2,774       7,838           0          0           0
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
Gartmore Mid Cap Growth Fund                              307         10           2           0          0           0
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
Gartmore Mid Cap Growth Leaders Fund                   13,131     30,768         548           0          0           0
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
Gartmore Money Market Fund                                  0          0           0           0     89,999           0
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
Gartmore Short Duration Bond Fund                          51          0           0           0    352,218           0
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
Gartmore Morley Enhanced Income Fund                    5,263          0           0           0          0           0
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------

------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
                                                                                                    SERVICE     LOCAL
                     FUND(1)                        CLASS A      CLASS B    CLASS C    CLASS R(2)    CLASS      CLASS
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
Gartmore Nationwide Fund                            1,058,581    321,225       3,939           0          0           0
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
Gartmore Nationwide Leaders Fund                        2,466      3,278       2,751           0          0           0
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
Gartmore Tax-Free Income Fund(3)                       18,398          3           2           0          0           0
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
Gartmore U.S. Growth Leaders Fund                       8,221     11,440       5,201           0          0           0
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
Gartmore Value Opportunities Fund                      25,641     24,309       1,577           0          0           0
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
Gartmore Worldwide Leaders Fund                        31,999      6,790         180           0          0           0
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
Gartmore Bond Index Fund                              116,867      1,076           0           0          0           0
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
Gartmore International Index Fund                      35,806        872           0           0          0           0
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
Gartmore Mid Cap Market Index Fund                     61,220      1,414           6           0          0           0
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
Gartmore S&P 500 Index Fund                            11,628     28,663           3           0    482,627          60
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
Gartmore Small Cap Fund                                49,156     10,741         609           0          0           0
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
Gartmore Small Cap Index Fund                          48,906      1,283           6           0          0           0
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------
NorthPointe Small Cap Value Fund                            0          0           0           0          0           0
------------------------------------------------- ------------ ---------- ----------- ----------- ---------- -----------

_________________

(1) The other Funds of the Trust for which GDSI acted as distributor had not commenced operations as of October 31, 2004.

(2) Class R shares had not yet been offered.
(3) Class B and Class C shares were re-designated as Class X and Class Y shares, respectively, effective September 1, 2003. The following amounts were earned by GDSI on the Class X and the Class Y shares of these Funds for the fiscal year ended October 31, 2003:


    ---------------------------------------- ---------------- ----------------
    FUNDS                                    CLASS X          CLASS Y
    ---------------------------------------- ---------------- ----------------
    Gartmore Bond Fund                       $31,491          $2,147
    ---------------------------------------- ---------------- ----------------
    Gartmore Government Bond Fund             51,536          13,327
    ---------------------------------------- ---------------- ----------------
    Gartmore Tax-Free Income Fund             57,711           4,875
    ---------------------------------------- ---------------- ----------------

(4) A reorganization of the Nationwide Large Cap Growth Fund with and into the Gartmore Growth Fund occurred on December 22, 2003. The distribution fees listed for the Gartmore Growth Fund do not include the fees GDSI received from the Nationwide Large Cap Growth Fund prior to the reorganization.
(5) For the period July 1, 2003 through October 31, 2003. For the period June 23, 2003 (the date GDSI became the Fund's distributor) to June 30, 2003, GDSI received distribution fees of $1,634, $31 and $296 for Class A, Class B and Class C respectively. The Montgomery Fund's predecessor distributor received $12,348 in distribution fees during the period July 1, 2002 to June 22, 2003.

                                                    IRA CLASS SHARES
                                                    ----------------
Gartmore Short Duration Bond Fund                       $567,707

      Effective December 27, 2004, the Gartmore Short Duration Bond Fund ceased offering IRA Class shares to new investors.

      As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan was initially approved by the Board of Trustees on March 5, 1998, and is amended from time to time upon approval by the Board of Trustees. The Plan may be terminated as to a Class of a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares of that Class. Any change in the Plan that would materially increase the distribution cost to a Class requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding Shares of the applicable Class. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan as to a Fund must determine that there is a reasonable likelihood that the Plan will benefit such Fund and its Shareholders.

      The Board of Trustees of the Trust believes that the Plan is in the best interests of the Funds since it encourages Fund growth and maintenance of Fund assets. As the Funds grow in size, certain expenses, and therefore total expenses per share, may be reduced and overall performance per share may be improved.

      GDSI has entered into, and will enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund's Shares including, but not limited to, those discussed above. GDSI or an affiliate of GDSI pays additional amounts from its own resources to dealers or other financial intermediaries, including its affiliate Nationwide Financial Services, Inc. or its subsidiaries, for aid in distribution or for aid in providing administrative services to shareholders.

      The Trust has been informed by GDSI that during the fiscal year ended October 31, 2004, the following expenditures were made using the 12b-1 fees received by GDSI with respect to the Funds(1):

----------------------------------------------------------- ----------------- -------------------- --------------------
                                                               PROSPECTUS          DISTRIBUTOR        BROKER-DEALER
                                                               PRINTING &        COMPENSATION &      COMPENSATION &
                        FUND(1)                                MAILING(2)          COSTS(2),(3)           COSTS
----------------------------------------------------------- ----------------- -------------------- --------------------
Gartmore Bond Fund                                          (591.28)          29,825.47            27,786.81
----------------------------------------------------------- ----------------- -------------------- --------------------
Gartmore Emerging Markets Fund                              6,838.88          13,017.08            7,981.03
----------------------------------------------------------- ----------------- -------------------- --------------------
Gartmore Global Financial Services Fund                     5,545.10          11,164.97            188.94
----------------------------------------------------------- ----------------- -------------------- --------------------
Gartmore Global Health Sciences Fund                        4,059.80          6,855.24             4,708.96
----------------------------------------------------------- ----------------- -------------------- --------------------
Gartmore Global Technology and Communications Fund          2,732.37          6,947.28             4,741.35
----------------------------------------------------------- ----------------- -------------------- --------------------
Gartmore Global Utilities Fund                              4,373.50          8,743.92             76.58
----------------------------------------------------------- ----------------- -------------------- --------------------
Gartmore Government Bond Fund                               (3.93)            57,897.67            153,902.26
----------------------------------------------------------- ----------------- -------------------- --------------------
Gartmore Growth Fund(4)                                     665.04            26,945.82            21,682.14
----------------------------------------------------------- ----------------- -------------------- --------------------
Gartmore High Yield Bond Fund                               3,695.93          14,059.16            10,407.91
----------------------------------------------------------- ----------------- -------------------- --------------------
Gartmore International Growth Fund                          9,414.47          14,659.66            777.87
----------------------------------------------------------- ----------------- -------------------- --------------------
Gartmore Investor Destinations Aggressive Fund              3,629.24          13,819.40            209,062.36
----------------------------------------------------------- ----------------- -------------------- --------------------
Gartmore Investor Destinations Moderately Aggressive Fund   10,830.95         38,981.70            361,709.36
----------------------------------------------------------- ----------------- -------------------- --------------------
Gartmore Investor Destinations Moderate Fund                13,472.94         47,065.59            456,494.47
----------------------------------------------------------- ----------------- -------------------- --------------------
Gartmore Investor Destinations Moderately Conservative
Fund                                                        5,511.19          19,816.18            144,477.63
----------------------------------------------------------- ----------------- -------------------- --------------------
Gartmore Investor Destinations Conservative Fund            3,175.56          14,090.50            113,626.94
----------------------------------------------------------- ----------------- -------------------- --------------------
Gartmore Large Cap Value Fund                               (144.69)          5,703.01             62,756.68
----------------------------------------------------------- ----------------- -------------------- --------------------
Gartmore U.S. Growth Leaders Long-Short Fund                337.98            14,974.18            17,204.84
----------------------------------------------------------- ----------------- -------------------- --------------------

----------------------------------------------------------- ----------------- -------------------- --------------------
                                                               PROSPECTUS          DISTRIBUTOR        BROKER-DEALER
                                                               PRINTING &        COMPENSATION &      COMPENSATION &
                        FUND(1)                                 MAILING(2)         COSTS(2),(3)           COSTS
----------------------------------------------------------- ----------------- -------------------- --------------------
----------------------------------------------------------- ----------------- -------------------- --------------------
Gartmore Micro Cap Equity Fund                              2,163.08          9,318.86             4,074.06
----------------------------------------------------------- ----------------- -------------------- --------------------
Gartmore Mid Cap Growth Fund                                (4.09)            222.20               100.89
----------------------------------------------------------- ----------------- -------------------- --------------------
Gartmore Mid Cap Growth Leaders Fund                        586.00            23,556.73            20,304.27
----------------------------------------------------------- ----------------- -------------------- --------------------
Gartmore Money Market Fund                                  19,491.73         12,638.17            57,869.10
----------------------------------------------------------- ----------------- -------------------- --------------------
Gartmore Short Duration Bond Fund                           1,062.72          18,642.41            900,270.87
----------------------------------------------------------- ----------------- -------------------- --------------------
Gartmore Morley Enhanced Income Fund                        35.64             9.62                 5,217.74
----------------------------------------------------------- ----------------- -------------------- --------------------
Gartmore Nationwide Fund                                    4,453.27          248,534.97           1,130,756.76
----------------------------------------------------------- ----------------- -------------------- --------------------
Gartmore Nationwide Leaders Fund                            1,937.04          4,531.26             2,026.69
----------------------------------------------------------- ----------------- -------------------- --------------------
Gartmore Small Cap Fund                                     404.19            8,537.57             51,564.25
----------------------------------------------------------- ----------------- -------------------- --------------------
Gartmore Tax-Free Income Fund                               768.07            57,420.07            22,800.86
----------------------------------------------------------- ----------------- -------------------- --------------------
Gartmore U.S. Growth Leaders Fund                           4,293.69          12,655.15            7,913.15
----------------------------------------------------------- ----------------- -------------------- --------------------
Gartmore Value Opportunities Fund                           273.72            19,488.08            31,795.19
----------------------------------------------------------- ----------------- -------------------- --------------------
Gartmore Worldwide Leaders Fund                             2,703.31          21,447.46            14,818.22
----------------------------------------------------------- ----------------- -------------------- --------------------
Gartmore Bond Index Fund                                    162.60            820.98               116,959.41
----------------------------------------------------------- ----------------- -------------------- --------------------
Gartmore International Index Fund                           215.70            671.72               35,790.58
----------------------------------------------------------- ----------------- -------------------- --------------------
Gartmore Mid Cap Market Index Fund                          107.96            1,083.57             61,448.46
----------------------------------------------------------- ----------------- -------------------- --------------------
Gartmore S&P 500 Index Fund                                 1,639.99          21,597.92            499,743.09
----------------------------------------------------------- ----------------- -------------------- --------------------
Gartmore Small Cap Index Fund                               (63.63)           987.01               49,271.62
----------------------------------------------------------- ----------------- -------------------- --------------------
NorthPointe Small Cap Value Fund                            N/A               N/A                  N/A
----------------------------------------------------------- ----------------- -------------------- --------------------

(1) The other Funds of the Trust for which GDSI acted as distributor had not commenced operations as of October 31, 2004.

(2) Printing and mailing of prospectuses to other than current Fund shareholders.
(3) For the fiscal year ended October 31, 2003, the 12b-1 fees relating to the Class B and Class C shares (now Class X and Class Y shares, respectively) for the Gartmore Bond, Gartmore Government Bond and Gartmore Tax-Free Income Funds were used to pay GDSI for advancing the commission costs to dealers with respect to the initial sale of such shares.
(4) A reorganization of the Nationwide Large Cap Growth Fund with and into the Gartmore Growth Fund occurred on December 22, 2003. The Rule 12b-1 fees listed for the Gartmore Growth Fund do not include the fees GDSI received from the Nationwide Large Cap Growth Fund prior to the reorganization.

ADMINISTRATIVE SERVICES PLAN

      Under the terms of an Administrative Services Plan, a Fund is permitted to enter into Servicing Agreements with servicing organizations, such as broker-dealers and financial institutions, who agree to provide certain administrative support services in connection with the Class A, Class D, Class R, Institutional Service Class and Service Class shares of the Funds (as applicable), the Prime shares of the Money Market Fund, and the IRA Class shares of the Short Duration Bond Fund. Such administrative support services include, but are not limited to, the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, providing periodic statements showing the account balance for beneficial owners or for plan participants or contract holders of insurance company separate accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required. With respect to the Class R shares, these types of administrative support services will be exclusively provided for retirement plans and their plan participants.

      As authorized by the particular Administrative Services Plan(s) for the Funds, the Trust has entered into Servicing Agreements for the Funds pursuant to which Nationwide Financial Services, Inc. ("NFS") has agreed to provide certain administrative support services in connection with the applicable Fund shares held beneficially by its customers. NFS is a majority owned subsidiary of Nationwide Corporation, which also owns GGAMT. In consideration for providing administrative support services, NFS and other entities with which the Trust may enter into Servicing Agreements (which may include GDSI) will receive a fee, computed at the annual rate of up to 0.25% of the average daily net assets of the Class A, D or Institutional Service and Service Class shares of each Fund (as applicable), Prime shares of the Money Market Fund and IRA Class shares of the Gartmore Short Duration Bond Fund.

      The Trust has also entered into a Servicing Agreement pursuant to which Nationwide Investment Services Corporation ("NISC") has agreed to provide certain administrative support services in connection with Service Class shares of the Money Market Fund held beneficially by its customers. NISC is indirectly owned by NFS.

      During the fiscal year ended October 31, 2003, NFS and its affiliates received $4,191,583 in administrative services fees from the Funds.

FUND ADMINISTRATION AND TRANSFER AGENCY SERVICES

      Under the terms of a Fund Administration and Transfer Agency Agreement, Gartmore SA Capital Trust ("GSA"), a wholly owned subsidiary of GGI, provides for various administrative and accounting services, including daily valuation of the Funds' shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. GGI is a wholly-owned, indirect subsidiary of GGAMT. Gartmore Investors Services, Inc. ("GISI"), an indirect subsidiary of GSA, serves as transfer agent and dividend disbursing agent for each of the Funds. Both GSA and GISI are located at 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428. For the fund administration and transfer agency services, each Fund pays GSA and GISI a combined annual fee based on the Trust's average daily net assets according to the following schedule:

                           ASSET LEVEL(1)                 AGGREGATE TRUST FEE
                           --------------                 -------------------

                          $0 - $1 billion                      0.25%
                          $1 - $3 billion                      0.18%
                          $3 - $4 billion                      0.14%
                          $4 - $5 billion                      0.07%
                         $5 - $10 billion                      0.04%
                         $10 - $12 billion                     0.02%
                     greater than $12 billion                  0.01%

(1) The assets of each of the Funds of Funds are excluded from the Trust asset level amount in order to calculate this asset based fee. The Funds of Funds do not pay any part of this fee.

      During the fiscal year ended October 31, 2004 and the period from October 31, 2002 through October 31, 2003 (unless otherwise noted), GSA and GISI were paid combined fund administration and transfer agency fees from the Funds as follows:

                                                      YEAR ENDED            PERIOD ENDED
                     FUND                          OCTOBER 31, 2004       OCTOBER 31, 2003
                     ----

Gartmore Bond Fund                                    $198,541               $262,536
Gartmore Emerging Markets Fund                           9,420                 12,332
Gartmore Global Financial Services Fund                  3,989                  6,436
Gartmore Global Health Sciences Fund                     7,613                  5,234
Gartmore Global Technology and Communications
Fund                                                     6,334                 15,130
Gartmore Global Utilities Fund                           3,121                  6,391
Gartmore Government Bond Fund                          319,230                318,360
Gartmore Growth Fund(1)                                373,341(1)             844,765
Gartmore High Yield Bond Fund                          134,026                138,810
Gartmore International Growth Fund                       7,880                 18,815
Gartmore Investor Destinations Aggressive Fund               0                      0
Gartmore Investor Destinations Moderately
Aggressive Fund                                              0                      0
Gartmore Investor Destinations Moderate Fund                 0                      0
Gartmore Investor Destinations Moderately
Conservative Fund                                            0                      0
Gartmore Investor Destinations Conservative
Fund                                                         0                      0
Gartmore Large Cap Value Fund                           33,147                 48,385
Gartmore U.S. Growth Leaders Long-Short Fund           $12,672(2)                 N/A
Gartmore Micro Cap Equity Fund                           6,328                  2,151(3)
Gartmore Mid Cap Growth Fund                             1,674                    440(4)
Gartmore Mid Cap Growth Leaders Fund                    24,594               $108,436
Gartmore Money Market Fund                           2,367,553              2,867,503
Gartmore Short Duration Bond Fund                      516,077                107,560
Gartmore Morley Enhanced Income Fund                   147,599                 59,153
Gartmore Nationwide Fund                             2,162,969              3,192,349
Gartmore Nationwide Leaders Fund                         3,345                  5,022
Gartmore Tax-Free Income Fund                          273,386                357,703
Gartmore U.S. Growth Leaders Fund                        9,575                 10,610
Gartmore Value Opportunities Fund                       35,354                 63,413
Gartmore Worldwide Leaders Fund                         11,828                  8,795
Gartmore Bond Index Fund                               474,186                201,403
Gartmore International Index Fund                      295,515                174,813
Gartmore Mid Cap Market Index Fund                     224,679                103,722
Gartmore S&P 500 Index Fund                          1,004,095                706,889
Gartmore Small Cap Fund                                 38,391                 57,000
Gartmore Small Cap Index Fund                          101,274                 76,612
NorthPointe Small Cap Value Fund                        42,342                 49,488

_______________________

(1) A reorganization of the Nationwide Large Cap Growth Fund with and into the Gartmore Growth Fund occurred on December 22, 2003. The combined fund administration and transfer agency fees listed for the Gartmore Growth Fund do not include the fees GSA and GSI received from the Nationwide Large Cap Growth Fund prior to the reorganization.

(2) For the period from July 1, 2003 through October 31, 2003. For the period June 23, 2003 through June 30, 2003, GSA and GISI were paid $873 in combined fund administration and transfer agency fees. During the period from April 1, 2003 through June 22, 2003, the Montgomery Fund paid GSA $5,024 for fund administration fees. For the period from July 1, 2002 through March 31, 2003, and its fiscal years ended June 30, 2002 and 2001, the Montgomery Fund paid its administrator, Montgomery Asset Management, LLC, $48,452, $78,891 and $293,904, respectively in administrative and fund accounting fees. The Montgomery Fund paid DST Systems, Inc., its former transfer agent, $158,392, $129,881, and $211,749 in transfer agency fees for the period July 1, 2002 to June 22, 2003 and its fiscal years ended June 30, 2002, and 2001, respectively.
(3) The Fund commenced operations on June 27, 2002
(4) The Fund commenced operations on October 1, 2002.

         The other Funds of the Trust for which GSA acts as administrator and GISI serves as transfer agent had not yet commenced operations as of October 31, 2003.

         During the period from November 1, 2001 until November 30, 2001, and the fiscal year ended October 31, 2001, GSA earned fund administration fees (under a previous fee schedule) from the Funds as follows:

                                                    PERIOD FROM
                                                   NOVEMBER 1 TO          YEAR ENDED
                                                    NOVEMBER 30,         OCTOBER 31,
                      FUND                              2001                 2001
                      ----                             ------              -------
Gartmore Mid Cap Growth Leaders Fund                   $1,533              $25,459
Gartmore Growth Fund                                   21,414              319,221
Gartmore Nationwide Fund                               69,412              907,738
Gartmore Tax-Free Income Fund                          12,340              148,982
Gartmore Bond Fund                                      7,998               85,965
Gartmore Government Bond Fund                          10,704               94,874(1)
Money Market Fund                                      71,931              812,284
Gartmore S&P 500 Index Fund                            17,028              177,923
Gartmore Large Cap Value Fund                           6,164               75,000
Gartmore Small Cap Fund                                 6,164               75,000


Gartmore Short Duration Bond Fund                       4,110               50,000
Gartmore Value Opportunities Fund                       6,164               75,000
Gartmore Morley Enhanced Income Fund                    6,164               75,000
Gartmore High Yield Bond Fund                           6,164               75,000
Gartmore Investor Destinations Aggressive
Fund                                                    6,164               75,000

Gartmore Investor Destinations Moderately
Aggressive Fund                                         6,164               75,000


Gartmore Investor Destinations Moderate
Fund                                                    6,164               75,000

Gartmore Investor Destinations Moderately
Conservative Fund                                       6,164               75,000

Gartmore Investor Destinations Conservative
Fund                                                    6,164               75,000

                                                    PERIOD FROM
                                                   NOVEMBER 1 TO          YEAR ENDED
                                                    NOVEMBER 30,         OCTOBER 31,
                      FUND                              2001                 2001
                      ----                             ------              -------
Gartmore Small Cap Index Fund                           6,164               75,000
Gartmore Mid Cap Market Index Fund                      6,164               75,000
Gartmore International Index Fund                       6,164               75,000
Gartmore Bond Index Fund                                6,164               75,000
NorthPointe Small Cap Value Fund                        6,164               75,000
Gartmore U.S. Growth Leaders Fund                       6,164               75,000

Gartmore Global Technology and
Communications Fund                                     6,164               75,000
Gartmore Emerging Markets Fund                          6,164               75,000
Gartmore International Growth Fund                      6,164               75,000
Gartmore Worldwide Leaders Fund                         6,164               75,000
Gartmore Global Health Sciences Fund                    6,164               63,081


(1) The reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Gartmore Government Bond Fund was completed effective August 27, 2001. The fund administration fees listed do not include the fund administration fees NAS/GSA received from the Nationwide Long-Term U.S. Government Bond Fund prior to the reorganization.

         During the period from November 1, 2001 until November 30, 2001, and the fiscal year ended October 31, 2001, GISI earned transfer agency fees (under a previous fee schedule) from the Funds as follows:

                                                      PERIOD FROM
                                                     NOVEMBER 1 TO        YEAR ENDED
                                                     NOVEMBER 30,         OCTOBER 31,
                      FUND                              2001                 2001
                      ----
Gartmore Mid Cap Growth Leaders Fund                  $ 23,027           $  352,953
Gartmore Growth Fund                                   122,172            1,851,859
Gartmore Nationwide Fund                               227,382            3,373,316
Gartmore Tax-Free Income Fund                           15,747              227,188
Gartmore Bond Fund                                      17,840              246,294
Gartmore Government Bond Fund                           10,557               98,553(1)
Gartmore Money Market Fund                             104,751            1,465,056
Gartmore S&P 500 Index Fund                              4,701               99,084
Gartmore Large Cap Value Fund                            1,839               22,172
Gartmore Small Cap Fund                                  2,783               34,164
Gartmore Short Duration Bond Fund                          393                5,907
Gartmore Value Opportunities Fund                        6,116               53,754
Gartmore Morley Enhanced Income Fund                       321                3,855
Gartmore High Yield Bond Fund                            1,170               12,352
Gartmore Investor Destinations Aggressive
Fund                                                       266                1,343
Gartmore Investor Destinations Moderately
Aggressive Fund                                            365                1,575

                                                      PERIOD FROM
                                                     NOVEMBER 1 TO        YEAR ENDED
                                                     NOVEMBER 30,         OCTOBER 31,
                      FUND                              2001                 2001
                      ----
Gartmore Investor Destinations Moderate
Fund                                                       544                2,601
Gartmore Investor Destinations Moderately
Conservative Fund                                          155                  961
Gartmore Investor Destinations Conservative
Fund                                                       127                  899
Gartmore Small Cap Index Fund                              178                1,061
Gartmore Mid Cap Market Index Fund                         334                1,864
Gartmore International Index Fund                          728                7,906
Gartmore Bond Index Fund                                   423                1,523
NorthPointe Small Cap Value Fund                           268                5,222
Gartmore U.S. Growth Leaders Fund                        1,243               28,496
Gartmore Global Technology and Communications
Fund                                                     2,230               38,646
Gartmore Emerging Markets Fund                             268                3,077
Gartmore International Growth Fund                         275                3,614
Gartmore Worldwide Leaders Fund                            138                1,753
Gartmore Global Health Sciences Fund                        23                  425

(1) The reorganization of the Nationwide Long-Term U.S. Government Bond Fund with and into the Gartmore Government Bond Fund was completed effective August 27, 2001. The transfer agency fees listed do not include the transfer agency fees GISI received from the Nationwide Long-Term U.S. Government Bond Fund prior to the reorganization.

SUB-ADMINISTRATORS

      GSA and GISI have entered into a Sub-Administration Agreement and a Sub-Transfer Agent Agreement with BISYS Fund Services Ohio, Inc. ("BISYS"), effective September 1, 1999, to provide certain fund administration and transfer agency services for each of the Funds. For these services, GSA pays BISYS an annual fee at the following rates based on the average daily net assets of the aggregate of all the funds of the Trust that BISYS is providing such services for:

                       ASSET LEVEL(1)                                 FEE
                       --------------                                ------

                      $0 - $1 billion                                 0.26%
                      $1 - $3 billion                                 0.19%
                      $3 - $4 billion                                 0.15%
                      $4 - $5 billion                                 0.08%
                     $5 - $10 billion                                 0.05%
                     $10 - $12 billion                                0.03%
                 greater than $12 billion                             0.02%

(1) The assets of each of the Funds of Funds are excluded from the Trust asset level amount in order to calculate this asset based fee. The Funds of Funds do not pay any part of this fee.

      BISYS received the following amounts for the sub-administration services and sub-transfer agency services it provided:

                                     YEARS ENDED
             OCTOBER 31, 2004      OCTOBER 31, 2003         OCTOBER 31, 2002
               $11,066,990            $10,808,275        $7,374,769 / $4,367,098


      From December 29, 1999 to October 15, 2001, FAM provided the fund accounting, custody and other administrative services at the series level with respect to the Index Funds pursuant to a Sub-Administration Agreement. Such Sub-Administration Agreement was terminated as of October 15, 2001.

CUSTODIAN

      JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017, is the custodian for the Funds and makes all receipts and disbursements under a Custody Agreement.

LEGAL COUNSEL

      Stradley Ronon Stevens and Young LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as the Trust's legal counsel.

AUDITORS

      PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, serves as independent accountants for the Trust.

BROKERAGE ALLOCATION

      A Fund's adviser (or a subadviser) is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any.(1) In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer's purchase and sale price. This spread is the dealer's profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short term obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.


-----------------
(1) Because the Funds of Funds will invest exclusively in shares of the Underlying Funds and the Nationwide Contract, it is expected that all transactions in portfolio securities for these Funds will be entered into by the Underlying Funds.

      Except as described below, the primary consideration in portfolio security transactions is best price and execution of the transaction i.e., execution at the most favorable prices and in the most effective manner possible. "Best price-best execution" encompasses many factors affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security, the commission charged, the promptness, availability and reliability of execution, the confidentiality and placement accorded the order, and customer service. Both the adviser and the subadvisers have complete freedom as to the markets in and the broker-dealers through which they seek this result.

      Subject to the primary consideration of seeking best price-best execution and as discussed below, securities may be bought or sold through broker-dealers who have furnished statistical, research, and other information or services to the adviser or a subadviser. In placing orders with such broker-dealers, the adviser or subadviser will, where possible, take into account the comparative usefulness of such information. Such information is useful to the adviser or subadviser even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce the adviser's or subadviser's normal research activities or expenses.

      Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of variable annuity contracts or variable insurance policies issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer's selection, nor is the selection of any broker-dealer based on the volume of shares sold.

      There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by the adviser or subadviser or by an affiliated company thereof. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are affected only when the adviser or subadviser believes that to do so is in the interest of the Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

      In purchasing and selling investments for the Funds, it is the policy of each of the advisers and subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers. The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. These considerations are judgmental and are weighed by the adviser or subadviser in determining the overall reasonableness of securities executions and commissions paid. In selecting broker-dealers, the adviser or subadviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm; the broker-dealer's execution services, rendered on a continuing basis; and the reasonableness of any commissions.

      The advisers and each subadviser may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined, pursuant to the requirements of Section 28(e) of the Securities Exchange Act of 1934, that such commission is reasonable in relation to the value of the brokerage and/or research services provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, analytic or modeling software, market data feeds and historical market information. Any such research and other information provided by brokers to an adviser or subadviser is considered to be in addition to and not in lieu of services required to be performed by it under its investment advisory or subadvisory agreement, as the case may be. The fees paid to the advisers and subadvisers pursuant to their respective investment advisory or subadvisory agreement are not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to the advisers or a subadviser in serving their other clients. All research services received from the brokers to whom commission are paid are used collectively, meaning such services may not actually be utilized in connection with each client account that may have provided the commission paid to the brokers providing such services. Subject to the policy of the advisers and subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers, each also may consider the broker-dealer's sale of shares of any fund for which it serves as investment adviser, subadviser or administrator.

      For the fiscal year ended October 31, 2004, the clients (including the Funds) of all the affiliated advisers of GGI, including but not limited to GMF, GSA, GGAMT, and GMCM, paid soft dollar commissions in the total amount of $6,776,283. GGI directs security transactions to brokers providing brokerage and research services to the benefit of all GGI clients, including the Funds.

      During the fiscal years ended October 31, 2004, 2003 and 2002, the following brokerage commissions were paid by the Funds:

------------------------------------------------------------------ ------------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
------------------------------------------------------------------ -------------     ------------ -----------
FUND                                                               2004              2003         2002
------------------------------------------------------------------ -------------     ------------ -----------

Gartmore Bond Fund                                                 $0                $0           $0
------------------------------------------------------------------ -------------     ------------ -----------
Gartmore Emerging Markets Fund                                     76,325            17,775       14,115
------------------------------------------------------------------ -------------     ------------ -----------
Gartmore Global Financial Services Fund                            20,825            11,921       0(1)
------------------------------------------------------------------ -------------     ------------ -----------
Gartmore Global Health Sciences Fund                               91,666            61,104       20,681
------------------------------------------------------------------ -------------     ------------ -----------
Gartmore Global Technology and Communications Fund                 402,787           106,156      55,126
------------------------------------------------------------------ -------------     ------------ -----------
Gartmore Global Utilities Fund                                     11,125            17,800       0
------------------------------------------------------------------ -------------     ------------ -----------
Gartmore Government Bond Fund                                      0                 0            0(2)
------------------------------------------------------------------ -------------     ------------ -----------
Gartmore Growth Fund                                               2,786,297(2),(3)  2,369,315    1,752,999
------------------------------------------------------------------ -------------     ------------ -----------
Gartmore High Yield Bond Fund                                      0                 0            0
------------------------------------------------------------------ -------------     ------------ -----------
Gartmore International Growth Fund                                 68,383            55,648       60,696
------------------------------------------------------------------ -------------     ------------ -----------
Gartmore Investor Destinations Aggressive Fund                     0                 0            0
------------------------------------------------------------------ -------------     ------------ -----------
Gartmore Investor Destinations Moderately Aggressive Fund          0                 0            0
------------------------------------------------------------------ -------------     ------------ -----------
Gartmore Investor Destinations Moderate Fund                       0                 0            0
------------------------------------------------------------------ -------------     ------------ -----------
Gartmore Investor Destinations Moderately Conservative Fund        0                 0            0
------------------------------------------------------------------ -------------     ------------ -----------
Gartmore Investor Destinations Conservative Fund                   0                 0            0
------------------------------------------------------------------ -------------     ------------ -----------
Gartmore Large Cap Value Fund                                      40,543            53,615       132,343
------------------------------------------------------------------ -------------     ------------ -----------
Gartmore U.S. Growth Leaders Long-Short Fund                       154,993(3)        N/A          N/A
------------------------------------------------------------------ -------------     ------------ -----------
Gartmore Micro Cap Equity Fund                                     106,843           14,740(4)    0
------------------------------------------------------------------ -------------     ------------ -----------
Gartmore Mid Cap Growth Fund                                        3,485            9635         0
------------------------------------------------------------------ -------------     ------------ -----------
Gartmore Mid Cap Growth Leaders Fund                               606,307           295,502      268,942
------------------------------------------------------------------ -------------     ------------ -----------
Gartmore Short Duration Bond Fund                                  0                 0            0
------------------------------------------------------------------ -------------     ------------ -----------

------------------------------------------------------------------ --------------------------------------
                                                                              YEAR ENDED OCTOBER 31,
------------------------------------------------------------------ ------------- ------------ -----------

FUND                                                               2004             2003         2002

------------------------------------------------------------------ ------------- ------------ -----------
------------------------------------------------------------------ ------------- ------------ -----------
Gartmore Morley Enhanced Income Fund                               21,087        8,330        6,218
------------------------------------------------------------------ ------------- ------------ -----------
Gartmore Nationwide Fund                                           5,536,245     1,454,231    3,303,085
------------------------------------------------------------------ ------------- ------------ -----------
Gartmore Nationwide Leaders Fund                                   15,059        3,351        0(6)
------------------------------------------------------------------ ------------- ------------ -----------
Gartmore Small Cap Fund                                            397,647       619,393      188,603
------------------------------------------------------------------ ------------- ------------ -----------
Gartmore Tax-Free Income Fund                                      0             0            0
------------------------------------------------------------------ ------------- ------------ -----------
Gartmore U.S. Growth Leaders Fund                                  196,198       67,098       25,573
------------------------------------------------------------------ ------------- ------------ -----------
Gartmore Value Opportunities Fund                                  133,153       114,222      97,474
------------------------------------------------------------------ ------------- ------------ -----------
Gartmore Worldwide Leaders Fund                                    359,715       51,210       3,720
------------------------------------------------------------------ ------------- ------------ -----------
Gartmore Bond Index Fund                                           0             1,143        0(7)
------------------------------------------------------------------ ------------- ------------ -----------
Gartmore International Index Fund                                  175,976       150,932      37,336(8)
------------------------------------------------------------------ ------------- ------------ -----------
Gartmore Mid Cap Market Index Fund                                 113,934       68,549       9,488(8)
------------------------------------------------------------------ ------------- ------------ -----------
Gartmore S&P 500 Index Fund                                        144,586       161,348      97,758
------------------------------------------------------------------ ------------- ------------ -----------
Gartmore Small Cap Index Fund                                      100,143       40,574       4,991(8)
------------------------------------------------------------------ ------------- ------------ -----------
NorthPointe Small Cap Value Fund                                   178,073       146,906      119,451
------------------------------------------------------------------ ------------- ------------ -----------

_______________________

(1) Fund commenced operations December 18, 2001.
(2) A reorganization of the Nationwide Large Cap Growth Fund with and into the Gartmore Growth Fund occurred on December 22, 2003. The brokerage commissions listed for the Gartmore Growth Fund do not include the brokerage commissions paid by the Nationwide Large Cap Growth Fund prior to the reorganization.
(3) For the period June 23, 2003 to October 31, 2003. The Montgomery Fund paid brokerage commissions of $489,400, $608,887 and $1,720,867 for the period July 1, 2002 to June 22, 2003, and its fiscal years ended June 30, 2002 and 2001, respectively.
(4) The Fund commenced operations on June 27, 2002
(5) The Fund commenced operations on October 1, 2002.
(6) The Fund commenced operations on December 28, 2001.
(7) For the period October 15, 2001 to October 31, 2001. Prior to October 15, 2001, the Fund, under a master-feeder arrangement, invested all of its assets in shares of a corresponding series of a master trust.

      The other funds of the Trust had not yet begun operations as of October 31, 2004.

      During the fiscal year ended October 31, 2004, the Gartmore Bond Fund, Gartmore Growth Fund, Gartmore Large Cap Value Fund, Gartmore U.S. Growth Leaders Long-Short Fund, Gartmore Mid Cap Growth Fund, Gartmore Mid Cap Growth Leaders Fund, Gartmore Money Market Fund, Gartmore Short Duration Bond Fund, Gartmore Morley Enhanced Income Fund, Gartmore Nationwide Fund, Gartmore U.S. Growth Leaders Fund, Gartmore Value Opportunities Fund, Gartmore Worldwide Leaders Fund, Gartmore Bond Index Fund, Gartmore International Index Fund, Gartmore Mid Cap Index Fund, Gartmore S&P 500 Index Fund, Gartmore Small Cap Index Fund and NorthPointe Small Cap Value Fund held investments in securities of their regular broker-dealers as follows:

                                                  APPROXIMATE AGGREGATE
                                                    VALUE OF ISSUER'S
                                                 SECURITIES OWNED BY THE
                                                      FUND AS OF
                                                    FISCAL YEAR END                NAME OF
                    FUND                            OCTOBER 31, 2004           BROKER OR DEALER
                    ----                            ----------------           ----------------
Gartmore Bond Fund                                    $2,285,981           Merrill Lynch & Co., Inc.
                                                       1,136,642           Lehman Brothers, Inc.
                                                       1,072,429           Leggett & Platt, Inc.

                                                  APPROXIMATE AGGREGATE
                                                    VALUE OF ISSUER'S
                                                 SECURITIES OWNED BY THE
                                                      FUND AS OF
                                                    FISCAL YEAR END                NAME OF
                    FUND                            OCTOBER 31, 2004           BROKER OR DEALER
                    ----                            ----------------           ----------------

Gartmore Growth Fund                                   3,340,656           Merrill Lynch & Co., Inc.
                                                       1,953,045           Legg Mason, Inc.
                                                       1,737,150           Goldman Sachs Group, Inc.

Gartmore Large Cap Value Fund                            230,454           Morgan Stanley Dean Witter & Co.
                                                         278,240           Merrill Lynch & Co., Inc.
                                                         201,600           Lehman Brothers, Inc.
                                                         178,410           Goldman Sachs Group, Inc.
                                                         244,000           Bears Stearns Companies, Inc.

Gartmore U.S. Growth Leaders Long-Short Fund             267,615           Goldman Sachs Group, Inc.

Gartmore Mid Cap Growth Fund                              23,188           Ameritrade Holdings Corp.

Gartmore Mid Cap Growth Leaders Fund                     423,577           E-Trade Group, Inc.

Gartmore Money Market Fund                            19,586,409           Morgan Stanley Dean Witter & Co.
                                                      30,000,000           Goldman Sachs Group, Inc.
                                                      37,951,800           Bears Stearns Companies, Inc.

Gartmore Short Duration Bond Fund                     32,459,042           Bears Stearns Companies, Inc.
                                                      66,779,552           Morgan Stanley Dean Witter & Co.

Gartmore Morley Enhanced Income Fund                  15,086,952           Morgan Stanley Dean Witter & Co.
                                                       4,928,800           Bears Stearns Companies, Inc.

Gartmore Nationwide Fund                              26,877,214           Merrill Lynch & Co., Inc.
                                                      24,038,682           Goldman Sachs Group, Inc.

Gartmore US Growth Leaders Fund                          758,944           Merrill Lynch & Co., Inc.

Gartmore Value Opportunities Fund                        274,725           Legg Mason Inc.
                                                         227,088           Friedman Billings Ramsey

Gartmore Worldwide Leaders Fund                        1,943,730           Goldman Sachs Group, Inc.

Gartmore Bond Index Fund                              20,757,150           Morgan Stanley Dean Witter & Co.
                                                         953,695           Lehman Brothers, Inc.
                                                       1,354,995           Goldman Sachs Group, Inc.
                                                         514,572           Bears Stearns Companies, Inc.

Gartmore International Index Fund                        361,404           Nikko Securities
                                                         497,312           Daiwa Securities Ltd
                                                         289,553           Amvescap Plc

Gartmore Mid Cap Index Fund                            1,465,200           Legg Mason Inc.
                                                         866,700           Edwards (A. G.), Inc.
                                                         964,080           E-Trade Group, Inc.

                                                  APPROXIMATE AGGREGATE
                                                    VALUE OF ISSUER'S
                                                 SECURITIES OWNED BY THE
                                                      FUND AS OF
                                                    FISCAL YEAR END                NAME OF
                    FUND                            OCTOBER 31, 2004           BROKER OR DEALER
                    ----                            ----------------           ----------------

Gartmore S&P 500 Index Fund                            1,650,252           Schwab (Charles) Corp.
                                                       6,144,123           Morgan Stanley Dean Witter & Co.
                                                       4,962,440           Merrill Lynch & Co., Inc.
                                                       2,008,800           Lehman Brothers, Inc.
                                                       4,601,100           Goldman Sachs Group, Inc.
                                                         905,926           Bears Stearns Companies, Inc.

Gartmore Small Cap Index Fund                             33,755           Soundview Technology
                                                          35,805           SWS Group, Inc.
                                                         171,616           Knight Trading Group, Inc.
                                                          20,090           First Albany Co., Inc.

NorthPointe Small Cap Value Fund                         260,354           Friedman Billings Ramsey

      Under the 1940 Act, "affiliated persons" of a Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, each Fund may purchase securities from underwriting syndicates of which a Subadviser or any of its affiliates, as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.

      Each of the Funds contemplate that, consistent with the policy of obtaining best results, brokerage transactions may be conducted through "affiliated brokers or dealers," as defined in the 1940 Act. Under the 1940 Act, commissions paid by a Fund to an "affiliated broker or dealer" in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Funds' policy that the commissions to be paid to an affiliated broker-dealer must, in the judgment of the adviser or the appropriate subadviser, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker or dealer on comparable transactions for the broker's or dealer's most favored unaffiliated customers. The advisers and subadvisers do not deem it practicable or in the Funds' best interests to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.

      During the fiscal years ended October 31, 2004, 2003 and 2002, the following brokerage commissions were paid by the Funds to affiliated brokers:

                                COMMISSIONS PAID TO AFFILIATED BROKERS
                                --------------------------------------
FUND                                        BROKER              2004       2003              2002

-----------------------------------------------------------------------------------------------------
Gartmore Large Cap Value Fund               Brinson Partners    $0         $0                $42
-----------------------------------------------------------------------------------------------------
Gartmore S&P 500 Index Fund                 Merrill Lynch       $20,996    $16,787           $4,123
-----------------------------------------------------------------------------------------------------
Gartmore Small Cap Index Fund               Merrill Lynch       $3,465     $2,223            $9
-----------------------------------------------------------------------------------------------------
Gartmore International Index Fund           Merrill Lynch       $72,038    $39,500           $108
-----------------------------------------------------------------------------------------------------
Gartmore Mid Cap Market
     Index Fund                             Merrill Lynch       $5,967     $4,071            $77
-----------------------------------------------------------------------------------------------------

       During the year ended October 31, 2004, commissions paid by the Gartmore S&P 500 Index Fund to Merrill Lynch represented 14.52% of aggregate commissions paid by the Fund and 76.64% of the aggregate dollar amount of transactions involving the payment of commissions.

       During the year ended October 31, 2004, commissions paid by the Gartmore Small Cap Index Fund to Merrill Lynch represented 3.46% of total commissions paid by the Fund and 64.95% of the aggregate dollar amount of transactions involving the payment of commissions.

       During the year ended October 31, 2004, commissions paid by the Gartmore International Index Fund to Merrill Lynch represented 40.94% of aggregate commissions paid by the Fund and 75.30% of the aggregate dollar amount of transactions involving the payment of commissions.

       During the year ended October 31, 2004, commissions paid by the Gartmore Mid Cap Market Index Fund to Merrill Lynch represented 5.24% of aggregate commissions paid by the Fund and 71.86% of the aggregate dollar amount of transactions involving the payment of commissions.

                  ADDITIONAL INFORMATION ON PURCHASES AND SALES

AS DESCRIBED IN THE GARTMORE NATIONWIDE PRINCIPAL PROTECTED FUND'S PROSPECTUS, EXCEPT FOR REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS, NO SALES OF FUND SHARES WILL BE MADE DURING THE GUARANTEE PERIOD. SALES WILL ONLY BE AVAILABLE DURING THE OFFERING PERIOD AND THE POST-GUARANTEE PERIOD.


CLASS A AND CLASS D SALES CHARGES

      The charts below show the Class A and Class D sales charges, which decrease as the amount of your investment increases. Class A Shares of the Funds (other than the Gartmore Bond Fund, Gartmore Government Bond Fund, Gartmore Tax-Free Income Fund, Gartmore Morley Enhanced Income Fund and Gartmore High Yield Bond Fund):

                                       SALES CHARGE AS %             SALES CHARGE AS %                 DEALER
AMOUNT OF PURCHASE                     OF OFFERING PRICE            OF AMOUNT INVESTED               COMMISSION
------------------                     -----------------            ------------------               ----------
less than $50,000                         5.75%                            6.10%                        5.00%
$50,000 to $99,999                        4.75                             4.99                         4.00
$100,000 to $249,999                      3.50                             3.63                         3.00
$250,000 to $499,999                      2.50                             2.56                         2.00
$500,000 to $999,999                      2.00                             2.04                         1.75
$1 million or more                        None                             None                         None

CLASS A SHARES OF THE GARTMORE BOND FUND, GARTMORE GOVERNMENT BOND FUND, GARTMORE TAX-FREE INCOME FUND AND GARTMORE HIGH YIELD BOND FUND

                                       SALES CHARGE AS %             SALES CHARGE AS %                 DEALER
AMOUNT OF PURCHASE                     OF OFFERING PRICE            OF AMOUNT INVESTED               COMMISSION
------------------                     -----------------            ------------------               ----------
less than $50,000                         4.75%                            4.99%                       4.00%
$50,000 to $99,999                        4.50                             4.71                        3.75
$100,000 to $249,999                      3.50                             3.63                        3.00
$250,000 to $499,999                      2.50                             2.56                        2.00
$500,000 to $999,999                      2.00                             2.04                        1.75
$1 million or more                        None                             None                        None

CLASS A SHARES OF THE GARTMORE MORLEY ENHANCED INCOME FUND

                                       SALES CHARGE AS %             SALES CHARGE AS %                 DEALER
AMOUNT OF PURCHASE                     OF OFFERING PRICE            OF AMOUNT INVESTED               COMMISSION
------------------                     -----------------            ------------------               ----------
less than $50,000                         3.75%                            3.90%                        3.00%
$50,000 to $99,999                        3.00                             3.09                         2.25
$100,000 to $249,999                      2.25                             2.30                         1.75
$250,000 to $499,999                      1.75                             1.78                         1.50
$500,000 to $999,999                      1.50                             1.52                         1.25
$1 million or more                        None                             None                         None

CLASS A SHARES OF THE GARTMORE SHORT DURATION BOND FUND

                                       SALES CHARGE AS %             SALES CHARGE AS %                 DEALER
AMOUNT OF PURCHASE                     OF OFFERING PRICE            OF AMOUNT INVESTED               COMMISSION
------------------                     -----------------            ------------------               ----------
less than $100,000                        2.25%                            3.09%                        2.00%
$100,000 to $499,999                      1.75                             2.30                         1.50
$500,000 to $999,999                      1.50                             1.52                         1.25
$1 million or more                        None                             None                         None

CLASS D SHARES OF THE FUNDS

                                       SALES CHARGE AS %             SALES CHARGE AS %                 DEALER
AMOUNT OF PURCHASE                     OF OFFERING PRICE            OF AMOUNT INVESTED               COMMISSION
------------------                     -----------------            ------------------               -----------
less than $50,000                         4.50%                            4.71%                       4.00%
$50,000 to $99,999                        4.00                             4.17                        3.50
$100,000 to $249,999                      3.00                             3.09                        2.50
$250,000 to $499,999                      2.50                             2.56                        1.75
$500,000 to $999,999                      2.00                             2.04                        1.25
$1 million to $24,999,999                 0.50                             0.50                        0.50
$25 million or more                       None                             None                        None

NET ASSET VALUE PURCHASE PRIVILEGE (CLASS A AND D SHARES ONLY)*

      You may qualify for a reduced Class A sales charge if you own or are purchasing shares of the Funds. You may also qualify for a waiver of the Class A sales charges. To receive the reduced or waived sales charge, you must inform Customer Service or your broker or other intermediary at the time of your purchase that you qualify for such a reduction or waiver. If you do not inform Customer service or your intermediary that you are eligible for a reduced or waived sales charge, you may not receive the discount or waiver that you are entitled to. You may have to produce evidence that you qualify for a reduced sales charge or waiver before you will receive it.

      The sales charge applicable to Class A and D shares may be waived for the following purchases due to the reduced marketing effort required by GDSI:

(1) shares sold to other registered investment companies affiliated with GGI,

(2) shares sold:

    (a) to any pension, profit sharing, or other employee benefit plan for the employees of GGI, any of its affiliated companies, or investment advisory clients and their affiliates;

    (b) to any endowment or non-profit organization;

    (c) 401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, nonqualified deferred compensation plans and other retirement accounts;

    (d) to any life insurance company separate account registered as a unit investment trust;

(3) for Class D shares and Class A shares:

    (a) to Trustees and retired Trustees of the Trust (including its predecessor Trusts) and to Directors and retired Directors of Gartmore Mutual Funds II, Inc.;

    (b) to directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sale representatives, their spouses, children or immediate relatives (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren, ("Immediate Relatives")), and Immediate Relatives of deceased employees of any member of the Nationwide Insurance and Nationwide Financial companies, or any investment advisory clients of GMF and its affiliates;

    (c) to directors, officers, and full-time employees, their spouses, children or Immediate Relatives and Immediate Relatives of deceased employees of any sponsor group which may be affiliated with the Nationwide Insurance or Nationwide Financial companies from time to time, which include but are not limited to Farmland Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farm Bureau, California Farm Bureau Federation, CHS Cooperatives and Southern States Cooperative, Inc.;

    (d) to any qualified pension or profit sharing plan established by a Nationwide sales representative for himself/herself and his/her employees;

    (e) to any person who pays for the shares with the proceeds of one of the following sales:

           - Sales of non-Gartmore mutual fund shares.

           - Sales of Class D shares of a Fund if the new fund purchased does not have Class D shares and Class A shares are purchased instead.

           - Sales of Class A shares of another Fund or the Gartmore Focus Fund (each a "Gartmore Fund") when they purchase Class D shares with the proceeds (this waiver only applies for purchasers eligible to purchase Class D shares).

           To qualify, you must have paid an initial sales charge or CDSC on the shares sold. You must purchase the new shares within 60 days of the redemption, and you must request the waiver when you purchase the new shares (the Funds may require evidence that you qualify for this waiver). (Class A and D shares for those Funds which have Class D shares).

(4) Class A shares sold:

    (a) to any person purchasing through an account with an unaffiliated brokerage firm having an agreement with the Trust's distributor to waive sales charges for those persons;

    (b) to any directors, officers, full-time employees, sales representatives and their employees or any investment advisory clients of a broker-dealer having a dealer/selling agreement with the Trust's distributor;

    (c) to employer-sponsored retirement plans including pension, profit sharing or deferred compensation plans which are qualified under Sections 401(a), 403(b) or 457 of the Internal Revenue Code;

    (d) to any person who previously owned Class R shares of the Montgomery Global Opportunities Fund, Montgomery Global Focus Fund, or Montgomery Partners Equity Plus Fund.

* Only provision 3(e) applies to the Class A shares of the Gartmore Short Duration Bond Fund. Within the special class structure of the Gartmore Short Duration Bond Fund, shareholders who would be eligible to purchase Class A shares without a front-end sales charge because they fall into the other categories listed above will purchase shares of other classes of the Gartmore Short Duration Bond Fund (each of these other classes has no front-end sales charge). See the Gartmore Short Duration Bond Fund's prospectus for more information.

REDUCTION OF CLASS A AND CLASS D SALES CHARGES

Shareholders can reduce or eliminate Class A and Class D shares' initial sales charge through one or more of the discounts described below:

o An increase in the amount of your investment. The above tables show how the sales charge decreases as the amount of your investment increases.

o Rights of Accumulation. You and members of your family who live at the same address can combine the current value of your Class A investments in the Gartmore Funds (except shares of the Gartmore Money Market Fund), possibly reducing the sales charge. To the extent you are eligible to purchase Class D shares of another Gartmore Fund, these purchases may also be combined.
o Insurance Proceeds or Benefits Discount Privilege. If you use the proceeds of an insurance policy issued by any member of Nationwide Insurance to purchase Class A or Class D shares, you will pay one half of the published sales charge if you make your investment 60 days after receiving the proceeds.
o No sales charge on a repurchase. If you sell Fund shares from your account, we allow you a one-time privilege to reinvest some or all of the proceeds in shares of the same class. You will not pay a sales charge on Class A and Class D shares that you buy within 30 days of selling Class A or Class D shares of an equal or greater amount if you have already paid a sales charge. Remember, if you realize a gain or a loss on your sale of shares, the transaction is taxable and reinvestment will not affect the amount of capital gains tax that is due. If you realize a loss on your sale and you reinvest, some or all of the loss may not be allowed as a tax deduction depending on the amount you reinvest.
o Letter of Intent Discount. State in writing that during a 13-month period you or a group of family embers who live at the same address will purchase or hold at least $50,000 in Class A or Class D shares (excluding the Gartmore Money Market Fund) and your sales charge will be based on the total amount you intend to invest. The letter may be backdated up to 90 days to include previous purchases for determining your sales charge. Your Letter of Intent is not a binding obligation to buy shares of the Fund; it is merely a statement of intent. Call 1-800-848-0920 for more information.

CLASS B AND CLASS X SHARES OF THE FUNDS AND CDSC

      GDSI compensates broker-dealers and financial intermediaries for sales of Class B or Class X shares from its own resources at the rate of 4.00% of such sales. A CDSC, payable to the Trust's distributor, will be imposed on any redemption of Class B or Class X shares which causes the current value of your account to fall below the total amount of all purchases made during the preceding six years. The CDSC is never imposed on dividends, whether paid in cash or reinvested, or on appreciation over the initial purchase price. The CDSC applies only to the lesser of the original investment or current market value.

      Where the CDSC is imposed, the amount of the CDSC will depend on the number of years since you made the purchase payment from which an amount is being redeemed, according to the following table:

                                                      CDSC ON SHARES
           YEARS OF AFTER PURCHASE                      BEING SOLD
           -----------------------                    ---------------

           First                                           5.00%
           Second                                          4.00%
           Third                                           3.00%
           Fourth                                          3.00%
           Fifth                                           2.00%
           Sixth                                           1.00%
           Seventh and following                           0.00%

      For purposes of calculating the CDSC, it is assumed that the oldest Class B or Class X shares, as the case may be, remaining in your account will be sold first.

      For the daily dividend Funds your money will earn daily dividends through the date of liquidation. If you redeem all of your shares in one of these Funds, you will receive a check representing the value of your account, less any applicable CDSC calculated as of the date of your withdrawal, plus all daily dividends credited to your account through the date of withdrawal.

CONVERSION FEATURES FOR CLASS B AND CLASS X SHARES

         Class B and Class X shares which have been outstanding for seven years will automatically convert to Class A shares in the next month following the seventh anniversary of the date on which such Class B or Class X shares were purchased. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or other charge except that the lower 12b-1 fee applicable to Class A shares shall thereafter be applied to such converted shares. Because the per share net asset value of the Class A shares may be higher than that of the Class B or Class X shares at the time of the conversion, a shareholder may receive fewer Class A shares than the number of Class B or Class X shares converted, although the dollar value of the amount converted will be the same. Reinvestments of dividends and distributions in Class B or Class X shares will not be considered a new purchase for purposes of the conversion feature and will convert to Class A shares in the same proportion as the number of the shareholder's Class B or Class X shares converting to Class A shares bears to the shareholder's total Class B or Class X shares not acquired through dividends and distributions.

      If you effect one or more exchanges among Class B shares of the Funds (or from Class X shares of the Gartmore Bond Fund, Gartmore Tax-Free Income Fund and Gartmore Government Bond Fund [the "Fixed Income Funds"] to Class B shares of another Fund) during the seven-year period, the holding period for shares so exchanged will be counted toward such period. If you exchange Class B or Class X shares into the Prime Shares of the Gartmore Money Market Fund for a period of time, the conversion aging period will be stopped during the time period when shares are exchanged into the Money Market Fund.

CLASS A FINDERS' FEE AND CORRESPONDING CDSC

     Beginning March 1, 2003, there are no front-end sales charges for purchases of Class A shares of the Funds of $1 million or more. An investor may purchase $1 million or more of Class A shares in one or more of the Gartmore Funds and avoid the front-end sales charge. Family Member Discounts, Lifetime Additional Discounts and Letter of Intent Discounts are also applicable. However, unless an investor is otherwise eligible to purchase Class A shares without a sales charge, the investor will pay a CDSC if he or she redeems any Class A shares within 18 months of the date of purchase (24 months for Gartmore Short Duration Bond Fund). With respect to such purchases, the Distributor may pay dealers a finders' fee (as described below) on investments made in Class A shares with no initial sales charge. The CDSC covers the finder's fee paid by the Distributor to the selling dealer. For the selling dealer to be eligible for the finders' fee, the following requirements apply:

     o The purchase can be made in any combination of the Funds. The amount of the finder's fee will be determined based on the particular combination of the Funds purchased. The applicable finder's fee will be determined on a pro rata basis to the purchase of each particular Fund.

     o The shareholder will be subject to a CDSC for shares redeemed in any redemption within the first 18 months of purchase (24 months for Gartmore Short Duration Bond Fund).

         The CDSC will equal the amount of the finder's fee paid out to the dealer as described in the chart below. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular Fund. The Class A CDSC will not exceed the aggregate amount of the finder's fee the Distributor paid to the selling dealer on all purchases of Class A shares of all Funds an investor made that were subject to the Class A CDSC.

AMOUNT OF FINDER'S FEE/CONTINGENT DEFERRED SALES CHARGE

------------------------------------------------------- --------------------------------------------------------
                    FUNDS PURCHASED                                         AMOUNT OF PURCHASE
------------------------------------------------------- ------------------- ------------------- ----------------
                                                           $1 MILLION TO       $4 MILLION TO      $25 MILLION
                                                            $3,999,999          $24,999,999         OR MORE
------------------------------------------------------- ------------------- ------------------- ----------------

Gartmore International Growth Fund, Gartmore                   1.00%               0.50%              0.25%
Emerging Markets Fund, Gartmore Global
Technology and Communications Fund, Gartmore
Global Financial Services Fund, Gartmore Global
Utilities Fund, Gartmore Global Health Sciences
Fund, Gartmore Nationwide Leaders Fund,
Gartmore U.S. Growth Leaders, Gartmore
Worldwide Leaders Fund, Gartmore Mid Cap
Growth Leaders Fund, Gartmore Value
Opportunities Fund, Gartmore Micro Cap Equity
Fund, Gartmore U.S. Growth Leaders Long-Short
Fund, Gartmore Principal Protected Fund, Gartmore
China Opportunities Fund, Gartmore Global
Natural Resources Fund and Gartmore Small Cap
Leaders Fund

------------------------------------------------------- ------------------- ------------------- ----------------
Gartmore Convertible Fund, Gartmore Nationwide                 0.50%               0.50%              0.25%
Fund, Gartmore Growth Fund, Gartmore Large Cap
Value Fund, Gartmore Mid Cap Growth Fund,
Gartmore Small Cap Fund, Gartmore Small Cap
Growth Fund, and NorthPointe Small Cap Growth
Fund
------------------------------------------------------- ------------------- ------------------- ----------------
Gartmore S&P 500 Index Fund, Gartmore Small                     None                None              None
Cap Index Fund, Gartmore Mid Cap Market Index
Fund, Gartmore International Index Fund and
Gartmore Bond Index Fund
------------------------------------------------------- ------------------- ------------------- ----------------
Investor Destination Series Funds and Optimal                  0.15%               0.10%              0.05%
Allocations Funds
------------------------------------------------------- ------------------- ------------------- ----------------
Gartmore High Yield Bond Fund, Gartmore Bond                   0.75%               0.50%              0.25%
Fund, Gartmore Government Bond Fund and
Gartmore Tax-Free Income Fund
------------------------------------------------------- ------------------- ------------------- ----------------
Gartmore Morley Enhanced Income Fund                           0.50%               0.25%              0.15%
------------------------------------------------------- ------------------- ------------------- ----------------
Gartmore Short Duration Bond Fund                              0.35%               0.25%              0.15%
------------------------------------------------------- ------------------- ------------------- ----------------

CDSC FOR CLASS C SHARES

      You will pay a CDSC of 1.00% if you sell your Class C shares within the first year after you purchased the shares. The Trust's distributor compensates broker-dealers and financial intermediaries for sales of Class C shares from the front-end sales charges and its own resources at the rate of 1.85% of sales of Class C shares of the Gartmore Bond Fund, Gartmore Tax-Free Income Fund, Gartmore Money Market Fund and Gartmore Government Bond Fund and at the rate of 2.00% of sales of Class C shares of the remaining Funds having Class C shares.

OTHER DEALER COMPENSATION

       In addition to the dealer commissions and payments under its 12b-1 Plan, from time to time, GDSI or an affiliate of GDSI will pay additional amounts from its own resources to dealers and other financial intermediaries, including its affiliate Nationwide Financial Services, Inc. or is subsidiaries, for aid in distribution or for aid in providing administrative services to shareholders. In particular, GDSI is authorized to enter into special compensation arrangements with dealers, based primarily on the sale of Fund shares. Such arrangements may be discontinued at any time at the discretion of GDSI. GDSI may also provide marketing support, such as investment seminars for investors and educational activities with brokers, to the dealers selling Fund shares.

CLASS X AND CLASS Y SHARES (THE FIXED INCOME FUNDS)

         If you owned Class B or Class C shares of the Fixed Income Funds on September 1, 2003, your shares were redesignated as Class X or Class Y shares, respectively. Class X and Class Y shares of the Fixed Income Funds retain the same fee and expense structure as the formerly designated Class B and Class C shares. Class X and Class Y shares of a Fixed Income Fund are not offered to the public and may only be purchased by existing Class X or Class Y shareholders (former Class B and Class C shareholders, respectively) of that Fixed Income Fund as a subsequent purchase or through the reinvestment of dividends and/or income. Specifically, only Class X shareholders of a particular Fixed Income Fund will be permitted to purchase additional Class X shares of that Fixed Income Fund, and only Class Y shareholders of a Fixed Income Fund will be permitted to purchase additional Class Y shares of that Fixed Income Fund. To make a subsequent purchase you must purchase through the same account and in the same capacity. If you sell or exchange all of your Class X or Class Y shares of a Fixed Income Fund, you may not purchase Class X or Class Y shares, respectively, of the Fixed Income Fund in the future.

CLASS R SHARES

         Class R shares generally are available only to 401(k) plans, 457 plans, 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and other retirement accounts (collectively, "retirement plans") whereby the retirement plan or the retirement plan's financial service firm has an agreement with GDSI to utilize Class R shares in certain investment products or programs. Class R shares are generally available to small and mid sized retirement plans having at least $1 million in assets. In addition, Class R shares also are generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus accounts (either at the plan level or at the level of the financial service firm) and where the plans are introduced by an intermediary, such as a broker, third party administrator, registered investment adviser or other retirement plan service provider. Class R shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, one person Keogh plans, SIMPLE IRAs, or individual 403(b) plans, or through 529 Plan accounts.

         A retirement plan's intermediaries can help determine which class is appropriate for that retirement plan. If a retirement plan qualifies to purchase other shares of a Fund, one of these other classes may be more appropriate than Class R shares. Specifically if a retirement plan eligible to purchase Class R shares is otherwise qualified to purchase Class A shares at net asset value or at a reduced sales charge or to purchase Institutional Service Class, Institutional Class or Service Class shares, one of these classes may be selected where the retirement plan does not require the distribution and administrative support services typically required by Class R share investors and/or the retirement plan's intermediaries have elected to forgo the level of compensation that Class R shares provide. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for a retirement plan. A retirement plan's intermediaries may receive different compensation depending upon which class is chosen.

REDEMPTIONS

      A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management, or would adversely affect the Fund. Certain Funds may also assess redemption fees on shares held less than 90 days, 30 days or 5 days, as set forth in each Fund's current prospectus. Those fees are 2.00% of the total redemption amount depending on the Fund and are paid directly to the appropriate Fund to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares.

IN KIND REDEMPTIONS

      The Funds generally plan to redeem their shares for cash with the following exceptions. The Gartmore Short Duration Bond Fund has elected to redeem shares with respect to any one shareholder during any 90-day period solely in cash up to the lesser of $250,000 or 1% of the NAV of the Fund at the beginning of the period. Additionally, it intends to redeem shares in cash for any requests of up to $1,000,000. See "Redemption of Shares of the Gartmore Short Duration Bond Fund - Redemption in Kind" below for more information.

      As described in their respective Prospectuses, each Fund reserves the right, in circumstances where in its sole discretion it determines that cash redemption payments would be undesirable, to honor any redemption request by transferring some of the securities held by the Fund directly to you (an "in kind redemption").

      The Trust's Board of Trustees has adopted procedures for redemptions in-kind to affiliated persons of a Fund. Affiliated persons of a Fund include shareholders who are affiliates of a Fund's investment adviser and shareholders of a Fund owning 5% or more of the outstanding shares of that Fund. These procedures provide that a redemption in-kind shall be effected at approximately the affiliated shareholder's proportionate share of the distributing Fund's current net assets, and they are designed so that redemptions will not favor the affiliated shareholder to the detriment of any other shareholder. The procedures also require that the distributed securities be valued in the same manner as they are valued for purposes of computing the distributing Fund's net asset value and that neither the affiliated shareholder nor any other party with the ability and pecuniary incentive to influence the redemption in-kind selects, or influences the selection of, the distributed securities. Use of the redemption in-kind procedures will allow a Fund to avoid having to sell significant portfolio assets to raise cash to meet the shareholder's redemption request - thus limiting the potential adverse effect on the distributing Fund's net asset value per share.

REDEMPTION OF SHARES OF THE GARTMORE SHORT DURATION BOND FUND

      Other Redemption Requirements. Redemption requests for Service Class and Institutional Class Shares from Plans with more than $1,000,000 in the Fund and which represent a withdrawal of 5% or more of a Plan's assets on any business day must include or be preceded by the following information: (i) the Plan name;
(ii) a listing of the Plan trustee(s); (iii) copies of Plan documents or summaries which describe the investment options available to and restrictions imposed upon Plan participants; (iv) a listing of the allocation of Plan assets across available investment options; (v) for the three year period immediately preceding the withdrawal, a monthly summary of cash flow activity for the investment option in which the Shares are included, detailing contribution and benefit payment amount and amounts transferred to and from other investment options; and (vi) in the case of Plans subject to ERISA, identification of a "Qualified Professional Asset Manager" within the meaning of Department of Labor Prohibited Transaction Class Exemption 84-14 (March 8, 1984). The Fund may waive these requirements under some circumstances. For purposes of this paragraph, "Plans" include employee benefit plans qualified under Section 401(a) of the Internal Revenue Code, "governmental plans" as defined in Section 414(d) of the Code, eligible deferred compensation plans as defined in Section 457 of the Code, and employee benefit plans qualifying under Section 403(b) of the Code.

      Redemption Fees. Generally, redemption requests on all Shares will be subject to a 2% redemption fee for all redemptions made within 5 business days of purchase. The redemption fee will be retained by the Fund to help minimize the impact the redemptions may have on Fund performance and to support administrative costs associated with redemptions from the Fund. Additionally, the redemption fee may discourage market timing by those shareholders initiating redemptions to take advantage of short-term movements in interest rates.

      Redemptions of Service Class or Institutional Class Shares by participants in a Plan and Contract owners for reasons of death, disability, retirement, employment termination, loans, hardship, and other Plan permitted withdrawals and investment transfers to non-Competing Funds (each, a "Benefit Responsive Payment Event") are not subject to a redemption fee. All other redemptions of Shares are subject to a 2% redemption fee as described above, payable to the Fund.

      Redemption in Kind. In certain circumstances, the Fund reserves the right to honor a redemption request by making payment in whole or in part in securities selected solely at the discretion of GMCM. The Fund will always redeem shares in cash for redemption requests up to the lesser of $250,000 or 1% of the net asset value of the Fund pursuant to an election made by the Fund and filed with the SEC. In addition, the Fund does not intend to do an in-kind redemption for any redemption requests of less than $1,000,000. The Fund does not anticipate exercising its right to redeem in-kind except in extraordinary circumstances as determined by the Fund and never if a request for redemption is received in connection with a Benefit Responsive Payment Event or for redemption of Class A or IRA Class Shares.

      To the extent a payment in kind is made with securities, you may incur transaction expenses in holding and disposing of the securities. Therefore, in receiving securities you may incur costs that may exceed your share of the operating expenses incurred by the Fund.").

SIGNATURE GUARANTEE -- CLASS A, CLASS B, CLASS C, CLASS D, CLASS X AND CLASS Y SHARES OF A FUND AND IRA CLASS SHARES (FOR GARTMORE SHORT DURATION BOND FUND)

      A Medallion signature guarantee is required if: (1) your account address has changed within the last 10 business days; (2) the redemption check is made payable to anyone other than the registered shareholder; (3) the proceeds are sent to a bank account not previously designated or changed within the past 10 business days; (4) proceeds are mailed to an address other than the address of record; or (5) the redemption proceeds are being wired to bank for which instructions are currently not on your account. The Trust's distributor reserves the right to require a Medallion signature guarantee in other circumstances, without notice. Based on the circumstances of each transaction, the Trust's distributor reserves the right to require that your signature be guaranteed by an authorized agent of an "eligible guarantor institution," which includes, but is not limited to, certain banks, credit unions, savings associations, and member firms of national securities exchanges. A Medallion signature guarantee is designed to protect the shareholder by helping to prevent an unauthorized person from redeeming shares and obtaining the proceeds. A notary public is not an acceptable guarantor. In certain special cases (such as corporate or fiduciary registrations), additional legal documents may be required to ensure proper authorizations. If the Trust's distributor decides to require signature guarantees in all circumstances, shareholders will be notified in writing prior to implementation of the policy.

ACCOUNTS WITH LOW BALANCES - CLASS A, CLASS B, CLASS C, CLASS D, CLASS X AND CLASS Y SHARES OF A FUND AND IRA CLASS SHARES (FOR GARTMORE SHORT DURATION BOND
FUND)

      If the value of your account holding Class A, Class B, Class C, Class D, Class X or Class Y shares of a Fund (or IRA shares of the Short Duration Bond
Fund) falls below $2,000 ($1,000 for IRA accounts) for any reason, including market fluctuation, we reserve the right to charge a $5 quarterly fee, which is deposited into the Fund to offset the expenses of small accounts. We will sell shares from your account quarterly to cover the fee.

      We reserve the right to sell the rest of your shares and close your account if you make a sale that reduces the value of your account to less than $2,000 ($1,000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

      For additional information on selling your shares, call our Customer Service line at 1-800-848-0920 or contact your sales representative.

                               VALUATION OF SHARES

      The net asset value per share for each Fund is determined as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day that the Exchange is open and on such other days as the Board of Trustees determines (together, the "Valuation Time"). However, to the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

      The Funds will not compute net asset value on customary business holidays, including New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

      Each Fund reserves the right to not determine net asset value when: (i) a Fund has not received any orders to purchase, sell or exchange shares and (ii) changes in the value of that Fund's portfolio do not affect that Fund's net asset value.

      The net asset value per share of a class is computed by adding the value of all securities and other assets in a Fund's portfolio allocable to such class, deducting any liabilities allocable to such class and any other liabilities charged directly to that class and dividing by the number of shares outstanding in such class.






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      Securities for which market quotations are readily available are valued at current market value as of Valuation Time. Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange in which each security trades.

      Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Funds' Board of Trustees. Short term debt securities such as commercial paper and U.S. treasury bills, having a remaining maturity of 60 days or less are considered to be "short term" and are valued at amortized cost which approximates market value. The pricing service activities and results are reviewed by an officer of the Fund.

      Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Funds' investment adviser or designee, are valued at fair value under procedures approved by the Funds' Board of Trustees. Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund's NAV.

      As of July 1, 2004, the Funds holding foreign equity securities (the "Foreign Equity Funds") value securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Foreign Equity Funds, the Foreign Equity Funds will fair value their foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Foreign Equity Funds' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have an impact on the net asset value of a Foreign Equity Fund. When a Foreign Equity Fund uses fair value pricing, the values assigned to the Foreign Equity Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

      The value of portfolio securities in the Money Market Fund is determined on the basis of the amortized cost method of valuation in accordance with Rule 2a-7 of the 1940 Act. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.






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      The Trustees have adopted procedures whereby the extent of deviation, if any, of the current net asset value per share calculated using available market quotations from the Money Market Fund's amortized cost price per share, will be determined at such intervals as the Trustees deem appropriate and are reasonable in light of current market conditions. In the event such deviation from the Money Market Fund's amortized cost price per share exceeds 1/2 of 1 percent, the Trustees will consider appropriate action to eliminate or reduce to the extent reasonably practical such dilution or other unfair results which might include: reducing or withholding dividends; redeeming shares in kind; selling portfolio instruments prior to maturity to realize capital gains or losses to shorten the Fund's average portfolio maturity; or utilizing a net asset value per share as determined by using available market quotations.

      The Trustees, in supervising the Money Market Fund's operations and delegating special responsibilities involving portfolio management to GMF, have undertaken as a particular responsibility within their overall duty of care owed to the Money Market Fund's shareholders to assure to the extent reasonably practicable, taking into account current market conditions affecting the Fund's investment objectives, that the Money Market Fund's net asset value per share will not deviate from $1.

      Pursuant to its objective of maintaining a stable net asset value per share, the Money Market Fund will only purchase investments with a remaining maturity of 397 days or less and will maintain a dollar weighted average portfolio maturity of 90 days or less.

FUNDS OF FUNDS

      Shares of the Underlying Funds are valued at their respective net asset values as reported to GSA or its agent. Other assets of the Funds of Funds are valued at their current market value if market quotations are readily available. If market quotations are not available, or if GSA determines that the price of a security does not represent its fair value, these assets are valued at fair value in accordance with procedures adopted by the Board of Trustees.

                        SYSTEMATIC INVESTMENT STRATEGIES

      MONEY MARKET PLUS GROWTH - This strategy provides the security of principal that the Gartmore Money Market Fund offers plus the opportunity for greater long-term capital appreciation through reinvestment of dividends in one of the equity Funds.

      An initial investment of $5,000 or more is made in the Prime Shares of the Gartmore Money Market Fund, and monthly dividends are then automatically invested into one or more of the equity Funds chosen by you at such equity Fund's current offering price. Gartmore Money Market Plus Growth gives investors stability of principal through the Gartmore Money Market Fund's stable share price, and its portfolio of high quality, short-term money market investments. And the Gartmore Money Market Fund offers fast liquidity through unlimited free checking ($500 minimum), telephone redemption, or the Automated Voice Response system. NOTE: Gartmore Money Market Fund dividends reinvested into one of the equity Funds are subject to applicable sales charges.






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

      MONEY MARKET PLUS INCOME - This strategy provides the security of principal that the Gartmore Money Market Fund offers plus the opportunity for greater income by reinvesting dividends into one or more of the fixed income Funds.

      An initial investment of $5,000 or more is made in the Prime Shares of the Gartmore Money Market Fund and monthly dividends are then automatically reinvested into one of the fixed income Funds chosen by you at such Fund's current offering price.

      When short-term interest rates increase, Gartmore Money Market Fund dividends usually also rise. At the same time, share prices of the fixed income Funds generally decrease. So, with Money Market Plus Income, when you earn higher Gartmore Money Market Fund dividends, you can generally purchase more shares of one of the fixed income Funds at lower prices. Conversely, when interest rates and Gartmore Money Market Fund dividends decrease, the share prices of the fixed income Funds usually increase--you will automatically buy fewer shares of one of the fixed income Funds at higher prices. The Prime Shares of the Gartmore Money Market Fund provides investors with stability of principal, fast liquidity through unlimited free checking ($500 minimum), telephone redemption, or the Automated Voice Response system. NOTE: Gartmore Money Market Fund dividends reinvested into one of the fixed income Funds are subject to applicable sales charges.

      AUTOMATIC ASSET ACCUMULATION - This is a systematic investment strategy which combines automatic monthly transfers from your personal checking account to your mutual fund account with the concept of Dollar Cost Averaging. With this strategy, you invest a fixed amount monthly over an extended period of time, during both market highs and lows. Dollar Cost Averaging can allow you to achieve a favorable average share cost over time since your fixed monthly investment buys more shares when share prices fall during low markets, and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past.

      Once you have opened an account with at least $1,000, you can contribute to an Automatic Asset Accumulation plan for as little as $50 a month in a Fund. Another way to take advantage of the benefits that Dollar Cost Averaging can offer is through the Money Market Plus Growth or Money Market Plus Income investor strategies.

      AUTOMATIC ASSET TRANSFER - This systematic investment plan allows you to transfer $25 or more to one Fund from another Fund systematically, monthly or quarterly, after Fund minimums have been met. The money is transferred on the 25th day of the month as selected or on the preceding business day. Dividends of any amount can be moved automatically from one Fund to another at the time they are paid. This strategy can provide investors with the benefits of Dollar Cost Averaging through an opportunity to achieve a favorable average share cost over time. With this plan, your fixed monthly or quarterly transfer from the Fund to any other Fund you select buys more shares when share prices fall during low markets and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past. For transfers from the Prime Shares of the Gartmore Money Market Fund to another Fund, sales charges may apply if not already paid.





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      AUTOMATIC WITHDRAWAL PLAN ($50 OR MORE) - You may have checks for any fixed amount of $50 or more automatically sent bi-monthly, monthly, quarterly, three times/year, semi-annually or annually, to you (or anyone you designate) from your account.

      NOTE: If you are withdrawing more shares than your account receives in dividends, you will be decreasing your total shares owned, which will reduce your future dividend potential. In addition, an Automatic Withdrawal Plan for Class B shares will be subject to the applicable CDSC.

                               INVESTOR PRIVILEGES

      The Funds offer the following privileges to shareholders. Additional information may be obtained by calling GDSI toll free at 1-800-848-0920.

      NO SALES CHARGE ON REINVESTMENTS - All dividends and capital gains will be automatically reinvested free of charge in the form of additional shares within the same Fund and class or another specifically requested Fund (but the same class) unless you have chosen to receive them in cash on your application. Unless requested in writing by the shareholder, the Trust will not mail checks for dividends and capital gains of less than $5 but instead they will automatically be reinvested in the form of additional shares, and you will receive a confirmation.

      EXCHANGE PRIVILEGE - The exchange privilege is a convenient way to exchange shares from one Fund to another Fund in order to respond to changes in your goals or in market conditions. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made, and the amount you exchange must meet the applicable minimum investment of the Fund being purchased.

Exchanges Among Funds
---------------------

      Exchanges may be made among any of the Gartmore Funds within the same class of shares (except for any other Fund not currently accepting purchase orders or Class X or Class Y shares of the Fixed Income Funds), so long as both accounts have the same owner, and your first purchase in the new Fund meets the new Fund's minimum investment requirement (and subject to the investor eligibility requirements for the Gartmore Short Duration Bond Fund). Exchanges into the Gartmore Nationwide Principal Protected Fund are only permitted during the Offering and Post Guarantee Periods.

      Because Class R shares of the Funds are held within retirement plans, exchange privileges with other Class R shares of the Gartmore Funds may not be available unless the Class R shares of the other Gartmore Funds are also available within a plan. Please contact your retirement plan administrator for information on how to exchange your Class R shares within your retirement plan.






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

      Generally, there is no sales charge for exchanges of Class B, Class C, Class D, Class X, Class Y, Service Class, Institutional Service Class or Institutional Class shares. However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the Fund into which you are exchanging. If you exchange your Class A shares of a Fund that are subject to a CDSC into another Gartmore Fund and then redeem those Class A shares within 18 months of the original purchase (24 months for Gartmore Short Duration Bond Fund), the applicable CDSC will be the CDSC for the original Fund. If you exchange Prime Shares of the Gartmore Money Market Fund into another fund, you must pay the applicable sales charge, unless it has already been paid prior to an exchange into the Gartmore Money Market Fund ("Money Market Fund"). Exchanges into the Prime Shares of the Money Market Fund are only permitted from Class A, Class B, Class C, Class D, Class X, Class Y and Institutional Service Class shares of the other Gartmore Funds. If you exchange Class B, Class C, Class X or Class Y shares (or certain Class A shares subject to a CDSC) for Prime Shares of the Money Market Fund, the time you hold the shares in the Money Market Fund will not be counted for purposes of calculating any CDSC. As a result, if you then sell your Prime Shares of the Money Market Fund, you will pay the sales charge that would have been charged if the initial Class B, Class C, Class X or Class Y (or certain Class A) shares had been sold at the time they were originally exchanged into the Money Market Fund. If you exchange your Prime Shares of the Money Market Fund back into Class B or Class C (or certain Class A) shares, the time you held Class B, Class C, Class X or Class Y (or Class A) shares prior to the initial exchange into the Money Market Fund will be counted for purposes or calculating the CDSC. Class X shareholders of a Fixed Income Fund may exchange their shares for Class B shares of any of the Gartmore Funds currently accepting purchase orders and Class Y shareholders of a Fixed Income Fund may exchange their shares for Class C shares of any such Gartmore Fund. However, if you exchange out of Class X or Class Y shares of a Fixed Income Fund into Class B or Class C of another Gartmore Fund, respectively (or into Prime Shares of the Money Market
Fund), you will not be permitted to exchange from Class B or Class C of the other Gartmore Fund (or Prime Shares of the Money Market Fund) back into Class X or Class Y shares of the original Fixed Income Fund. If you wish to purchase shares of a Fund or class for which the exchange privilege does not apply, you will pay any applicable CDSC at the time you redeem your shares and pay any applicable front-end load on the new Fund you are purchasing unless a sales charge waiver otherwise applies.

EXCHANGES MAY BE MADE FOUR CONVENIENT WAYS:

BY TELEPHONE

      AUTOMATED VOICE RESPONSE SYSTEM - You can automatically process exchanges for the Funds (except for the Gartmore Short Duration Bond Fund and the Class X and Class Y shares of the Fixed Income Funds) by calling 1-800-848-0920, 24 hours a day, seven days a week. However, if you declined the option on the application, you will not have this automatic exchange privilege. This system also gives you quick, easy access to mutual fund information. Select from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions as well as other mutual fund information. You must call our toll free number by the Valuation Time to receive that day's closing share price. The Valuation Time is the close of regular trading of the New York Stock Exchange, which is usually 4:00 p.m. Eastern Time.

      CUSTOMER SERVICE LINE - By calling 1-800-848-0920, you may exchange shares by telephone. Requests may be made only by the account owner(s). You must call our toll free number by the Valuation Time to receive that day's closing share price.

      The Funds may record all instructions to exchange shares. The Funds reserve the right at any time without prior notice to suspend, limit or terminate the telephone exchange privilege or its use in any manner by any person or class.

      The Funds will employ the same procedure described under "Buying, Selling and Exchanging Fund Shares" in the Prospectus to confirm that the instructions are genuine.

      The Funds will not be liable for any loss, injury, damage, or expense as a result of acting upon instructions communicated by telephone reasonably believed to be genuine, and the Funds will be held harmless from any loss, claims or liability arising from its compliance with such instructions. These options are subject to the terms and conditions set forth in the Prospectus and all telephone transaction calls may be tape recorded. The Funds reserve the right to revoke this privilege at any time without notice to shareholders and request the redemption in writing, signed by all shareholders.

      BY MAIL OR FAX - Write or fax to Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2205 or FAX (614) 428-3278. Please be sure that your letter or facsimile is signed exactly as your account is registered and that your account number and the Fund from which you wish to make the exchange are included. For example, if your account is registered "John Doe and Mary Doe", "Joint Tenants With Right of Survivorship,' then both John and Mary must sign the exchange request. The exchange will be processed effective the date the signed letter or fax is received. Fax requests received after the Valuation Time will be processed as of the next business day. The Funds reserve the right to require the original document if you use the fax method.

      BY ON LINE ACCESS - Log on to our website www.gartmorefunds.com 24 hours a day, seven days a week, for easy access to your mutual fund accounts. Once you have reached the website, you will be instructed on how to select a password and perform transactions. You can choose to receive information on all of our funds as well as your own personal accounts. You may also perform transactions, such as purchases, redemptions and exchanges. The Funds may terminate the ability to buy Fund shares on its website at any time, in which case you may continue to exchange shares by mail, wire or telephone pursuant to the Prospectus.

      FREE CHECKING WRITING PRIVILEGE (PRIME SHARES OF THE GARTMORE MONEY MARKET FUND ONLY) - You may request a supply of free checks for your personal use and there is no monthly service fee. You may use them to make withdrawals of $500 or more from your account at any time. Your account will continue to earn daily income dividends until your check clears your account. There is no limit on the number of checks you may write. Cancelled checks will not be returned to you. However, your monthly statement will provide the check number, date and amount of each check written. You will also be able to obtain copies of cancelled checks, the first five free and $2.00 per copy thereafter, by contacting one of our service representatives at 1-800-848-0920.

                                INVESTOR SERVICES

      AUTOMATED VOICE RESPONSE SYSTEM - Our toll free number 1-800-848-0920 will connect you 24 hours a day, seven days a week to the system. Through a selection of menu options, you can conduct transactions, hear fund price information, mailing and wiring instructions and other mutual fund information.





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

      TOLL FREE INFORMATION AND ASSISTANCE - Customer service representatives are available to answer questions regarding the Funds and your account(s) between the hours of 8 a.m. and 5 p.m. Eastern Time (Monday through Friday). Call toll free: 1-800-848-0920 or contact us at our FAX telephone number (614) 428-3278.

      RETIREMENT PLANS (NOT AVAILABLE WITH THE TAX-FREE INCOME FUND) - Shares of the Funds may be purchased for Self-Employed Retirement Plans, Individual Retirement Accounts (IRAs), Roth IRAs, Coverdale IRAs, Simplified Employee Pension Plans, Corporate Pension Plans, Profit Sharing Plans and Money Purchase Plans. For a free information kit, call 1-800-848-0920.

      SHAREHOLDER CONFIRMATIONS - You will receive a confirmation statement each time a requested transaction is processed. However, no confirmations are mailed on certain pre-authorized, systematic transactions. Instead, these will appear on your next consolidated statement.

      CONSOLIDATED STATEMENTS - Shareholders of the Funds, receive quarterly statements as of the end of March, June, September and December. Shareholders of the Money Market Fund will also receive monthly activity reports confirming any transactions. Please review your statement carefully and notify us immediately if there is a discrepancy or error in your account.

      For shareholders with multiple accounts, your consolidated statement will reflect all your current holdings in the Funds. Your accounts are consolidated by social security number and zip code. Accounts in your household under other social security numbers may be added to your statement at your request. Depending on which Funds you own, your consolidated statement will be sent either monthly or quarterly. Only transactions during the reporting period will be reflected on the statements. An annual summary statement reflecting all calendar-year transactions in all your Funds will be sent after year-end.

      AVERAGE COST STATEMENT - This statement may aid you in preparing your tax return and in reporting capital gains and losses to the IRS. If you redeemed any shares during the calendar year, a statement reflecting your taxable gain or loss for the calendar year (based on the average cost you paid for the redeemed shares) will be mailed to you following each year-end. Average cost can only be calculated on accounts opened on or after January 1, 1984. Fiduciary accounts and accounts with shares acquired by gift, inheritance, transfer, or by any means other than a purchase cannot be calculated.

      Average cost is one of the IRS approved methods available to compute gains or losses. You may wish to consult a tax advisor on the other methods available. The average cost information will not be provided to the IRS. If you have any questions, contact one of our service representatives at 1-800-848-0920.

      SHAREHOLDER REPORTS - All shareholders will receive reports semi-annually detailing the financial operations of the funds.

      PROSPECTUSES - Updated prospectuses will be mailed to you at least annually.

      UNDELIVERABLE MAIL - If mail from the Funds to a shareholder is returned as undeliverable on three or more consecutive occasions, the Funds will not send any future mail to the shareholder unless it receives notification of a correct mailing address for the shareholder. Any dividends that would be payable by check to such shareholders will be reinvested in the shareholder's account until the Funds receives notification of the shareholder's correct mailing address.

                          FUND PERFORMANCE ADVERTISING

      Standardized yield and total return quotations will be compared separately for each class of shares. Because of differences in the fees and/or expenses borne by the various Classes of the Funds, the net yields and total returns on such class shares can be expected, at any given time, to differ from class to class for the same period.

CALCULATING MONEY MARKET FUND YIELD

      Any current Money Market Fund yield quotations, subject to Rule 482 under the Securities Act, shall consist of a seven-calendar day historical yield for each class, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the change, excluding realized and unrealized gains and losses, in the value of a hypothetical pre-existing account in each class having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 (or 366/7 during a leap year). For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends declared on both the original share and any such additional shares. The Fund's effective yield represents an annualization of the current seven-day return with all dividends reinvested. The yields for each class will differ due to different fees and expenses charged on the class.

      The Money Market Fund's yields will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Money Market Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Money Market Fund's expenses.

      Although the Fund determines its yield for each class on the basis of a seven-calendar day period, it may use a different time span on occasion.

      There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a shareholder's investment in the Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

CALCULATING YIELD AND TOTAL RETURN

      The Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

      Before-Tax Performance. Except for the Gartmore Money Market Fund and the Gartmore Short Duration Bond Fund, all pre-tax performance advertisements shall include average annual total return quotations for the most recent one, five, and ten-year periods (or life if a Fund has been in operation less than one of the prescribed periods). Average annual total return represents redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 minus the maximum sales charge, for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. In calculating the standard total returns for Class A and Class D shares, the current maximum applicable sales charge is deducted from the initial investment. For Class B and Class C shares, the payment of the applicable CDSC is applied to the investment result for the period shown. The one, five, and ten-year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

      After-Tax Performance. All after-tax performance is calculated as described in the paragraph above and in addition, takes into account the effect of taxes. After-tax performance is presented using two methodologies. The first deducts taxes paid on distributions. The second deducts taxes paid on distributions and taxes paid upon redemption of fund shares. The calculation of taxes assumes the highest individual marginal federal income tax rates currently in effect. The tax rates correspond to the tax characteristics of the distributions (e.g., ordinary income rate for ordinary income, short-term capital gain distribution rate for short-term capital gain distributions, and long-term capital gain distribution rate for long-term capital gain distributions). State, local or federal alternative minimum taxes are not taken into account, the effect of phase outs of certain exemptions, deductions and credits at various income levels are also not taken into account. Tax rates may vary over the performance measurement period. After-tax returns are not relevant to investors who hold fund shares through tax-deferred arrangements such as qualified retirement plans. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

      Standardized yield and total return quotations will be compared separately for each class of shares. Because of differences in the fees and/or expenses borne by each class of shares of the Funds, the net yields and total returns on each class can be expected, at any given time, to differ from class to class for the same period.

      The Gartmore Bond Fund, Gartmore Tax-Free Income Fund, Gartmore Government Bond Fund, Gartmore Short Duration Bond Fund, Gartmore Morley Enhanced Income Fund and the Gartmore High Yield Bond Fund may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period, assuming reinvestment of all dividends and distributions. This yield formula uses the average daily number of shares outstanding during the period that were entitled to receive dividends, provides for semi-annual compounding of interest, and includes a modified market value method for determining amortization. The yield will fluctuate, and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The effect of sales charges are not reflected in the calculation of the yields, therefore, a shareholders actual yield may be less.

      The Gartmore Tax-Free Income Fund may also advertise a tax equivalent yield computed by dividing that portion of the uniformly calculated yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield that is not tax-exempt.

      On June 23, 2003, the Montgomery Fund was reorganized with and into the Gartmore Long-Short Equity Plus Fund. The Montgomery Fund is considered the survivor for accounting and performance purposes. Performance shown for the Gartmore Long-Short Equity Plus Fund reflects the returns for the Montgomery Fund through June 22, 2003, and the Gartmore Long-Short Equity Plus Fund from June 23, 2003 through the most recent period shown. From the Montgomery Fund's inception on December 31, 1997 until January 18, 2003, Montgomery Asset Management, LLC ("MAM") served as its investment adviser. On January 18, 2003, GMF replaced MAM as the investment adviser for the Montgomery Fund.

NONSTANDARD RETURNS

      The Funds may also choose to show nonstandard returns including total return, and simple average total return. Nonstandard returns may or may not reflect reinvestment of all dividends and capital gains; in addition, sales charge assumptions will vary. Sales charge percentages decrease as amounts invested increase as outlined in the prospectus; therefore, returns increase as sales charges decrease.

      Total return represents the cumulative percentage change in the value of an investment over time, calculated by subtracting the initial investment from the redeemable value and dividing the result by the amount of the initial investment. The simple average total return is calculated by dividing total return by the number of years in the period, and unlike average annual (compound) total return, does not reflect compounding.

RANKINGS AND RATINGS IN FINANCIAL PUBLICATIONS

      The Funds may report their performance relative to other mutual funds or investments. The performance comparisons are made to: other mutual funds with similar objectives; other mutual funds with different objectives; or, to other sectors of the economy. Other investments which the Funds may be compared to include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; market indexes; fixed-rate, insured bank CDs, bank money market deposit accounts and passbook savings; and the Consumer Price Index.

      Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, Schabaker Investment Management, Kanon Bloch Carre & Co.; magazines such as Money, Fortune, Forbes, Kiplinger's Personal Finance Magazine, Smart Money, Mutual Funds, Worth, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News and World Report; and other publications such as The Wall Street Journal, Barron's, Investor's Business Daily, Standard & Poor's Outlook and, Columbus Dispatch. The rankings may or may not include the effects of sales charges.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

      The Trust presently offers the following 50 series of shares of beneficial interest, without par value and with the various classes listed:

FUND                                                                              SHARE CLASS
----                                                                              -----------
Gartmore Optimal Allocations Fund: Aggressive           Class A, Class B, Class C, Class R, Institutional Service Class,
                                                        Institutional Class
Gartmore Optimal Allocations Fund: Moderately           Class A, Class B, Class C, Class R, Institutional Service Class,
Aggressive                                              Institutional Class
Gartmore Optimal Allocations Fund: Moderate             Class A, Class B, Class C, Class R, Institutional Service Class,
                                                        Institutional Class
Gartmore Optimal Allocations Fund: Speciality           Class A, Class B, Class C, Class R, Institutional Service Class,
                                                        Institutional Class
Gartmore Asia Pacific Leaders Fund                      Class A, Class B, Class C, Institutional Service Class

Gartmore Bond Fund                                      Class A, Class B, Class C, Class D, Class R, Class X, Class Y,
                                                        Institutional Class

Gartmore China Opportunities Fund                       Class A, Class B, Class C, Class R, Institutional Service Class,
                                                        Institutional Class

Gartmore Convertible Fund                               Class A, Class B, Class C, Class R, Institutional Service Class,
                                                        Institutional Class

Gartmore Emerging Markets Fund                          Class A, Class B, Class C, Class R, Institutional Service Class,
                                                        Institutional Class

Gartmore European Leaders Fund                          Class A, Class B, Class C, Institutional Service Class

Gartmore Global Financial Services Fund                 Class A, Class B, Class C, Class R, Institutional Service Class,
                                                        Institutional Class

Gartmore Global Health Sciences Fund                    Class A, Class B, Class C, Class R, Institutional Service Class,
                                                        Institutional Class

Gartmore Global Natural Resources Fund                  Class A, Class B, Class C, Class R, Institutional Service Class,
                                                        Institutional Class

Gartmore Global Technology and Communications           Class A, Class B, Class C, Class R, Institutional Service Class,
Fund                                                    Institutional Class

Gartmore Global Utilities Fund                          Class A, Class B, Class C, Class R, Institutional Service Class,
                                                        Institutional Class

Gartmore Government Bond Fund                           Class A, Class B, Class C, Class D, Class R, Class X, Class Y,
                                                        Institutional Class

Gartmore Growth Fund                                    Class A, Class B, Class C, Class D, Class R, Institutional
                                                        Service Class, Institutional Class

Gartmore High Yield Bond Fund                           Class A, Class B, Class C, Class R, Institutional Service
                                                        Class, Institutional Class

Gartmore International Growth Fund                      Class A, Class B, Class C, Class R, Institutional Service Class,
                                                        Institutional Class

FUND                                                                              SHARE CLASS
----                                                                              -----------
Gartmore Investor Destinations Aggressive Fund          Class A, Class B, Class C, Class R, Service Class,
                                                        Institutional Class

Gartmore Investor Destinations Moderately Aggressive    Class A, Class B, Class C, Class R, Service Class, Institutional
Fund                                                    Class

Gartmore Investor Destinations Moderate Fund            Class A, Class B, Class C, Class R, Service Class, Institutional
                                                        Class

Gartmore Investor Destinations Moderately               Class A, Class B, Class C, Class R, Service Class, Institutional
Conservative Fund                                       Class

Gartmore Investor Destinations Conservative Fund        Class A, Class B, Class C, Class R, Service Class, Institutional
                                                        Class

Gartmore Large Cap Value Fund                           Class A, Class B, Class C, Class R, Institutional Service Class

Gartmore Micro Cap Equity Fund                          Class A, Class B, Class C, Class R, Institutional Service Class,
                                                        Institutional Class

Gartmore Mid Cap Growth Fund                            Class A, Class B, Class C, Class R, Institutional Service
                                                        Class, Institutional Class

Gartmore Mid Cap Growth Leaders Fund                    Class A, Class B, Class C, Class D, Class R, Institutional
                                                        Service Class, Institutional Class

Gartmore Money Market Fund                              Service Class, Prime Shares, Class C, Institutional Class

Gartmore Short Duration Bond Fund                       Class A, Class C Service Class, Institutional Class


Gartmore Morley Enhanced Income Fund                    Class A, Class R, Institutional Class, Institutional Service
                                                        Class

Gartmore Nationwide Fund                                Class A, Class B, Class C, Class D, Class R, Institutional
                                                        Service Class, Institutional Class

Gartmore Nationwide Leaders Fund                        Class A, Class B, Class C, Class R, Institutional Service Class,
                                                        Institutional Class

Gartmore OTC Fund                                       Class A, Class B, Class C, Institutional Service Class,
                                                        Institutional Class

Gartmore Small Cap Fund                                 Class A, Class B, Class C, Class R, Institutional Service Class,
                                                        Institutional Class

Gartmore Small Cap Growth Fund                          Class A, Class B, Class C, Class R, Institutional Service Class,
                                                        Institutional Class

Gartmore Small Cap Leaders Fund                         Class A, Class B, Class C, Class R, Institutional Service Class,
                                                        Institutional Class

FUND                                                                              SHARE CLASS
----                                                                              -----------
Gartmore Tax-Free Income Fund                           Class A, Class B, Class C, Class D, Class X, Class Y

Gartmore Nationwide Principal Protected Fund            Class A, Class B, Class C

Gartmore U.S. Growth Leaders Fund                       Class A, Class B, Class C, Class R, Institutional Service Class,
                                                        Institutional Class

Gartmore U.S. Growth Leaders Long-Short Fund            Class A., Class B, Class C, Class R, Institutional Service Class,
                                                        Institutional Class

Gartmore Value Opportunities Fund                       Class A, Class B, Class C, Class R, Institutional Service Class,
                                                        Institutional Class

Gartmore Worldwide Leaders Fund                         Class A, Class B, Class C, Class R, Institutional Service
                                                        Class, Institutional Class

Gartmore Bond Index Fund                                Class A, Class B, Class C, Class R, Institutional Class

Gartmore International Index Fund                       Class A, Class B, Class C, Class R, Institutional Class

Gartmore Mid Cap Market Index Fund                      Class A, Class B, Class C, Class R, Institutional Class

Gartmore S&P 500 Index Fund                             Class A, Class B, Class C, Class R, Service Class, Institutional
                                                        Service Class, Local Fund Shares, Institutional Class

Gartmore Small Cap Index Fund                           Class A, Class B, Class C, Class R, Institutional Class

NorthPointe Small Cap Value Fund                        Institutional Class

NorthPointe Small Cap Growth Fund                       Class A, Class B, Class C, Class R, Institutional Service Class,
                                                        Institutional Class

      You have an interest only in the assets of the Fund whose shares you own. Shares of a particular class are equal in all respects to the other shares of that class. In the event of liquidation of a Fund, shares of the same class will share pro rata in the distribution of the net assets of such Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this Statement of Additional Information and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.

VOTING RIGHTS

      Shareholders of each class of shares have one vote for each share held and a proportionate fractional vote for any fractional share held. An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to amend the Declaration of Trust, the Investment Advisory Agreement, fundamental investment objectives, investment policies and investment restrictions, to elect and remove Trustees, to reorganize the Trust or any series or class thereof and to act upon certain other business matters. In regard to termination, sale of assets, the change of investment objectives, policies and restrictions or the approval of an Investment Advisory Agreement, the right to vote is limited to the holders of shares of the particular fund affected by the proposal. In addition, holders of shares subject to a Rule 12b-1 fee will vote as a class and not with holders of any other class with respect to the approval of the Distribution Plan.

      To the extent that such a meeting is not required, the Trust does not intend to have an annual or special meeting of shareholders. The Trust has represented to the Commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Trust and the Trust will assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.

ADDITIONAL GENERAL TAX INFORMATION FOR ALL FUNDS

      THE INFORMATION DISCUSSED IN THIS SECTION APPLIES GENERALLY TO ALL OF THE FUNDS, BUT IS SUPPLEMENTED OR MODIFIED IN ADDITIONAL SEPARATE SECTIONS THAT ARE PROVIDED BELOW FOR GARTMORE TAX-FREE INCOME FUND, THE MONEY MARKET FUND AND THE FUNDS OF FUNDS.

BUYING A DIVIDEND

      If you invest in a Fund shortly before the record date of a taxable distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution, and you will in effect receive some of your investment back, but in the form of a taxable distribution.

MULTI-CLASS FUNDS

      Funds with multiple classes of shares calculate dividends and capital gain distributions the same way for each class. The amount of any dividends per share will differ, however, generally due to the difference in the distribution and service (Rule 12b-1) and administrative services fees applicable to each class.

DISTRIBUTIONS OF NET INVESTMENT INCOME

     Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. . If you are a taxable investor, any income dividends (other than qualified dividends) a Fund pays are taxable to you as ordinary income. A portion of the income dividends paid to you may be qualified dividends (described below) eligible to be taxed at reduced rates.

DISTRIBUTIONS OF CAPITAL GAIN

      A Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain (excess of net long-term capital gain over net short-term capital loss) realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

INVESTMENTS IN FOREIGN SECURITIES

      The next three paragraphs describe tax considerations that are applicable to Funds that invest in foreign securities.

      Effect of foreign debt investments on distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce a Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund's ordinary income distributions to you, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

      Pass-through of foreign tax credits. A Fund may be subject to foreign withholding taxes on income from certain foreign securities. If more than 50% of a Fund's total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, a Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.

      The amount of any foreign tax credits available to you (as a result of the pass-through to you of your pro rata share of foreign taxes by paid by a Fund) will be reduced if you receive from a Fund qualifying dividends from qualifying foreign corporations that are subject to tax at reduced rates. Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

      PFIC securities. A Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (PFICs). When investing in PFIC securities, a Fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise (described below) tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities. You should also be aware that the designation of a foreign security as a PFIC security would cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends will NOT qualify for the reduced rate of taxation on qualified dividends for individuals when distributed to you by the Fund.

INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS

      Each Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income, as qualified dividends or as capital gains, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in December but paid in January are taxable to you as if they were paid in December.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY

         Each Fund intends to elect or has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund that has been in existence for more than one year has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes to you. The Trust's Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as dividend income to the extent of the Fund's earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENTS

      To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

SALES OF FUND SHARES

      Sales and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you sell your Fund shares, whether you receive cash or exchange them for shares of a different Gartmore Fund, the IRS requires you to report any gain or loss on your sale or exchange. If you owned your shares as a capital asset, any gain or loss that you realize generally is a capital gain or loss, and is long-term or short-term, depending on how long you owned your shares.

      Sales at a loss within six months of purchase. Any loss incurred on the sale or exchange of Fund shares owned for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

      Deferral of basis. In reporting gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

      IF:
      o In your original purchase of Fund shares, you received a reinvestment right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and
      o You sell some or all of your original shares within 90 days of their purchase, and
      o You reinvest the sales proceeds in the Fund or in another Gartmore Fund, and the sales charge that would otherwise apply is reduced or eliminated;

      THEN:
      In reporting any gain or loss on your sale, all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

      Wash sales. All or a portion of any loss that you realize on the sale of your Fund shares is disallowed to the extent that you buy other shares in the Fund within 30 days before or after your sale. Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S. GOVERNMENT SECURITIES

      The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (Ginnie Mae) or Federal National Mortgage Association (Fannie Mae) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

QUALIFIED DIVIDEND INCOME FOR INDIVIDUALS

      For individual shareholders, a portion of the dividends paid by a Fund may be qualified dividends eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Fund from the following sources of income:

      o dividends paid by domestic corporations,
      o dividends paid by qualified foreign corporations, including:
           -   corporations incorporated in a possession of the U.S.,
           - corporations eligible for income tax treaty benefits with the U.S. under treaties determined by the Treasury Department to be qualified, and
           - corporations whose stock is traded on domestic securities exchange.

      Dividends from corporations exempt from tax, dividends from foreign personal holding companies, foreign investment companies and passive foreign investment companies (PFICs), and dividends paid from interest earned by a Fund on debt securities generally will not qualify for this favorable tax treatment.

      Both a Fund and its investors must each separately meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 120-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 120-day period beginning 60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares. Under technical correction legislation introduced in the U.S. Congress in December 2003, a proposal has been made to extend the 120-day period to 121 days. If this provision becomes law, it will allow shareholders who purchase their shares on the day before the ex-dividend date and hold their shares for 61 or more days to report their dividends as qualified dividends on their individual income tax returns.

      While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense. For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

      If a Fund's income is derived primarily from interest rather than dividends as in the case of the fixed income Funds, generally none of its distributions are expected to be qualified dividend income eligible for taxation at reduced rates. If 95% or more of a Fund's income is from qualified sources, the Fund will be allowed to designate 100% of the Fund's distributions as qualified dividend income. These reduced rates of taxation for qualified dividends are scheduled to expire for taxable years beginning after December 31, 2008, unless extended or made permanent before that date.

      The amount of a Fund's ordinary dividend distribution that is eligible for this favored tax treatment will be reported by the Fund in its year-end tax notices to shareholders.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS

      If you are a corporate shareholder, a percentage of the dividends paid by certain Funds for the most recent fiscal year qualified for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. If a Fund's income is derived primarily from either investments in foreign rather than domestic securities or interest rather than dividends, generally none of its distributions are expected to qualify for the corporate dividends-received deduction.

INVESTMENT IN COMPLEX SECURITIES

      A Fund may invest in complex securities (e.g., futures, options, forward currency contracts, short-sales, PFICs, etc.) that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Fund's ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing, or character of the income distributed to you by the Fund.

      Short sales and securities lending transactions. A Fund's entry into an option or other contract could be treated as the "constructive sale" of an "appreciated financial position," causing it to realize gain, but not loss, on the position. Additionally, a Fund's entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

NON-U.S. INVESTORS

      Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in a Fund.

BACKUP WITHHOLDING

      By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the rate will be 28% of any distributions or proceeds paid.

ADDITIONAL TAX INFORMATION WITH RESPECT TO GARTMORE TAX-FREE INCOME FUND

      The tax information described in "Additional General Tax Information for All Funds" above applies to the Gartmore Tax-Free Income Fund, except as noted in this section.

EXEMPT-INTEREST DIVIDENDS

      By meeting certain requirements of the Code, the Fund qualifies to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are paid to you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands and Guam), they also may be exempt from that state's personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.

DIVIDENDS FROM TAXABLE INCOME

      The Fund may earn taxable income from many sources, including income from temporary investments, discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income from the sale of market discount bonds. Any distributions by the Fund from this income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAINS AND GAIN OR LOSS ON SALE OR EXCHANGE OF YOUR FUND SHARES

      The Fund may realize a capital gain or loss on sale of portfolio securities. Distributions of capital gains are taxable to you. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund.

      When you sell your shares in the Fund, you may realize a capital gain or loss, which is subject to federal income tax. For tax purposes, an exchange of your Fund shares for shares of a different Gartmore Fund is the same as a sale.

INFORMATION ON THE AMOUNT AND TAX CHARACTER OF DISTRIBUTIONS

      The Fund will inform you of the amount of your taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year, including the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as taxable, as tax-exempt or as tax preference income, a percentage of income that may not be equal to the actual amount of this type of income earned by the Fund during the period of your investment in the Fund. Taxable distributions declared by the Fund in December but paid in January are taxed to you as if made in December.

REDEMPTION AT A LOSS WITHIN SIX MONTHS OF PURCHASE

      Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

QUALIFIED DIVIDEND INCOME FOR INDIVIDUALS

      Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to be qualified dividends eligible for taxation by individuals at long-term capital gain rates.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS

      Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

ALTERNATIVE MINIMUM TAX

      Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial user (or person related to a user) of a facility financed by private activity bonds, you should consult with your tax adviser before buying shares of the Fund.

TREATMENT OF INTEREST ON DEBT INCURRED TO HOLD FUND SHARES

      Interest on debt you incur to buy or hold Fund shares may not be deductible for federal income tax purposes.

LOSS OF STATUS OF SECURITIES AS TAX-EXEMPT

      Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued.

ADDITIONAL TAX INFORMATION WITH RESPECT TO THE MONEY MARKET FUND

      The tax information described in "Additional General Tax Information for All Funds" above applies to the Money Market Fund, except as noted in this section.

DISTRIBUTIONS OF NET INVESTMENT INCOME

      The Money Market Fund typically declares dividends from its daily net income each day that its net asset value is calculated, and pays such dividends monthly. The Money Market Fund's daily net income includes accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a stable $1 share price), less the estimated expenses of the Money Market Fund. Any distributions by the Money Market Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAIN

      The Money Market Fund may derive capital gain or loss in connection with sales or other dispositions of its portfolio securities. If you are a taxable investor, distributions from net short-term capital gain will be taxable to you as ordinary income. Because the Money Market Fund is a money market fund, it is not expected to realize any long-term capital gain.

MAINTAINING A $1 SHARE PRICE

      Gain and loss on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Money Market Fund to adjust distributions, including withholding dividends, to maintain its $1 share price. These procedures may result in under- or over-distributions by the Money Market Fund of its net investment income.

REDEMPTION OF FUND SHARES

      Redemptions (including redemptions in kind) and exchanges of Money Market Fund shares are taxable transactions for federal and state income tax purposes. Because the Money Market Fund tries to maintain a stable $1 share price, however, you should not expect to realize any capital gain or loss on the sale or exchange of your shares. For tax purposes, an exchange of your Money Market Fund shares for shares of a different Gartmore Fund is the same as a sale.

QUALIFIED DIVIDEND INCOME FOR INDIVIDUALS

      Because the Money Market Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to be qualified dividends eligible for taxation by individuals at long-term capital gain rates.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS

      Because the Money Market Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

ADDITIONAL INFORMATION FOR THE FUNDS OF FUNDS

      Each of the Funds of Funds invests in one or more Underlying Funds. The tax consequences of an investment in a Fund of Funds are generally the same as the consequences of investment in a non-Fund of Funds, except as noted below.

DISTRIBUTIONS OF NET INVESTMENT INCOME

     A Fund of Funds' income consists of dividends it receives from the Underlying Funds, less the estimated expenses of the Fund of Funds. Any distributions by a Fund of Funds from such income (other than qualified dividend income) will be taxable to you as ordinary income, whether you receive them in cash or additional shares. A portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.

DISTRIBUTIONS OF CAPITAL GAIN

      An Underlying Fund may realize capital gain or loss in connection with sales or other dispositions of its portfolio securities. Any net capital gains may be distributed to a Fund of Funds as capital gain distributions. A Fund of Funds may also derive capital gains and losses in connection with sales of shares of the Underlying Funds. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in a Fund of Funds. Capital gain will be distributed by a Fund of Funds once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund of Funds.

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS

      Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by an Underlying Fund. Similarly, foreign exchange loss realized on the sale of debt securities by an Underlying Fund generally is treated as ordinary loss. This gain when distributed will be taxable to the Fund of Funds as ordinary income, and any loss will reduce an Underlying Fund's ordinary income otherwise available for distribution to the Fund of Funds. This treatment could increase or decrease an Underlying Fund's ordinary income distributions to a Fund of Funds and, in turn, to you, and may cause some or all of the Underlying Fund's previously distributed income to be classified as a return of capital to the Fund of Funds. A return of capital generally is not taxable to a Fund of Funds, but reduces the Fund of Funds' tax basis in its shares of the Underlying Fund. Any return of capital in excess of the Fund of Funds' tax basis is taxable to the Fund of Funds as a capital gain.

      Certain Underlying Funds may be subject to foreign withholding taxes on income from certain foreign securities. This could reduce such an Underlying Fund's ordinary income distributions to a Fund of Funds and, in turn, to you.

U.S. GOVERNMENT SECURITIES

      The income earned on certain U.S. government securities is generally exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund of Funds. Dividends paid by a Fund of Funds may not be exempt from state and local taxes in certain states when the Fund of Fund invests in U.S. government securities only indirectly by investing in an Underlying Fund.

                               MAJOR SHAREHOLDERS

      As of November 30, 2004, the Trustees and Officers of the Trust as a group owned beneficially less than 1% of the shares of the Trust, and less than 1% of any class of shares of any Fund, with the exception of the following:

                                                                                                       PERCENT OF THE
                                                                                                          TOTAL CLASS
                                                                                                              HELD BY
                                                                                                TRUSTEES AND OFFICERS
FUND/CLASS                                                       NO. OF SHARES                             AS A GROUP
Gartmore Emerging Markets Fund - Class A                             18,335.19                                  1.60%
Gartmore Nationwide Leaders Fund - Class A                          4,7474.306                                  4.12%
Gartmore Global Health Sciences Fund - Class C                      10,025.636                                  1.66%

      As of November 30, 2004, the following shareholders held five percent or greater of the shares of a class of a Fund:

                                                                                                    PERCENT OF THE
                                                                                                     CLASS HELD BY
FUND/CLASS                                                                  NO. OF SHARES           THE SHAREHOLDER
----------                                                                  -------------           ---------------
GARTMORE BOND FUND CLASS A

NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
COLUMBUS OH 432182029                                                        284266.466                    26.77%

NATIONWIDE LIFE INSURANCE
PO BOX 182029
C/O IPO  PORTFOLIO ACCOUNTING
COLUMBUS OH 432182029                                                        184297.355                    17.35%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                        125379.997                    11.81%

GARTMORE BOND FUND CLASS B

RAYMOND C BALDWIN
221 WALDEN CT
EAST MORICHES NY 11940                                                        2609.603                     24.94%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                         2311.109                     22.09%

WILLIAM F MILLER
09634 ST RT 34
BRYAN OH 43506                                                                2277.106                     21.76%

DAVID L SMITH
5280 GUY YOUNG RD
BREWERTON NY 13029                                                             633.277                      6.05%


REBECCA I BURCH
24780 TR 444
WARSAW OH 43844                                                                631.253                      6.03%

GARTMORE BOND FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                                                      17289.598                     88.47%

GARTMORE BOND FUND CLASS D

NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432182029                                                        4072077.749                   34.92%

GARTMORE BOND FUND CLASS R

GARTMORE GLOBAL ASSET MANAGEMENT
1200 RIVER RD
ATTN MIKE POLICARPO
CONSHOHOCKEN PA 194282436                                                        106.197                  100.00%

GARTMORE BOND FUND CLASS X

BEATRICE BERGER
670 APPLE ST
RED HILL PA 180761355                                                          24212.674                    6.79%


FRANKS DAIRY INC
12016 RIDGEWOOD DR
C/O FRANK SHAMBAUGH
FORT ASHBY WV 267199225                                                        17971.218                    5.04%


GARTMORE BOND FUND CLASS Y

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                           4216.805                   17.29%

DAVID F RICHMOND
GLENNA M RICHMOND
114 OLD GRANDVIEW RD
BEAVER WV 25813                                                                 3861.223                   15.83%

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND OH 44805                                                                2568.555                   10.53%

RAYMOND JAMES   ASSOC INC
FBO WHITE CE TR
880 CARILLON PKWY
ST PETERSBURG FL 33716                                                          2404.726                    9.86%

DONNA J GARST
718 WARREN AVE
BELPRE OH 45714                                                                 1741.824                    7.14%

GARTMORE BOND INDEX FUND CLASS A

NATIONWIDE LIFE INSURANCE CO
GPVA
PO BOX 182029
COLUMBUS OH 432182029                                                         3002855.91                   82.16%

NATIONWIDE TRUST COMPANY
PARTICIPATING RETIREMENT PLANS
PO BOX 182029
COLUMBUS OH 432182029                                                         600141.352                   16.42%

GARTMORE BOND INDEX FUND CLASS B

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ 073039998                                                        14936.76                   35.78%

VALERIE FOLLETT
122 INDIAN TRAIL S
WAKEFIELD RI 02879                                                              7381.316                   17.68%

H DOUGLAS CHAFFIN
4215 BREST RD
NEWPORT MI 48166                                                                4332.235                   10.38%

STEVEN J EICHENBERG
21157 CIRCLE DRIVE
REED CITY MI 49677                                                              2542.873                    6.09%

GARTMORE BOND INDEX FUND INSTITUTIONAL CLASS

NSAT
INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS OH 432196004                                                       35454505.657                   42.89%

NSAT
INVESTOR DESTINATIONS MODERATELY
3435 STELZER RD
C/O BISYS FUND SERV L  FRYSINGER
COLUMBUS OH 432196004                                                       17468012.447                   21.13%

NSAT
INVESTOR DESTINATIONS MODERATELY
3435 STELZER RD
C/O BISYS FUND SERV L  FRYSINGER
COLUMBUS OH 432196004                                                       15630681.543                   18.91%

INVESTOR DESTINATION CONSERVATIVE
3435 STELZER RD
COLUMBUS OH 43219                                                           11494598.502                   13.91%

GARTMORE CONVERTIBLE FUND INSTITUTIONAL CLASS

FABCO FBO AMA
700 17TH STREET
SUITE 300
DENVER CO 80202                                                              1948962.248                   73.09%

FABCO FBO AMA
AMA CASH ACCOUNT
PO BOX 105870 CENTER 3144
ATLANTA GA 30308                                                              311605.729                   11.69%


NATIONWIDE MUTUAL INSURANCE COMPANY
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                                                         304677.906                   11.43%

GARTMORE CONVERTIBLE FUND CLASS A

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                         105813.627                   34.95%

SHERRERD FOUNDATION
100 FRONT ST
WEST CONSHOHOCKEN PA 19428                                                     50465.415                   16.67%

NFSC FEBO  LP3-001341
ALONZO M JACKSON III
18017 JOHN CONNOR RD
CORNELIUS NC 28031                                                             33828.095                   11.17%

CHARLES J WRIGHT
2220 BODINE RD
MALVERN PA 19355                                                               27013.468                    8.92%

A G EDWARDS SONS INC C F
JOEL LANTZMAN
48 FORREST ROAD
RANDOLPH NJ 078694327                                                          23826.927                    7.87%

GARTMORE CONVERTIBLE FUND CLASS B

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                          19625.578                   91.73%

A G EDWARDS SONS INC C F
DAVID JENKINS
227 LAKE ROAD
BASKING RIDGE NJ 079202111                                                      1670.206                    7.81%

GARTMORE CONVERTIBLE FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                         278227.088                   86.52%

FIRST CLEARING LLC
A C 4015-5545
23 WAYNE BLVD
FCC AS CUSTODIAN
MADISON NJ 079401522                                                           36367.308                   11.31%

GARTMORE CONVERTIBLE FUND INSTITUTIONAL SERVICE CLASS

FIRST CLEARING LLC
A C 4449-9850
550 W NORTH ST
NURSING FOUNDATION INC
INDIANAPOLIS IN 462023288                                                      24169.184                   75.87%

IRIS F BROWN
IRIS F BROWN DECLARATION OF TRUST
1004 MONROE DRIVE
WARWICK PA 18974                                                                7586.565                   23.81%

GARTMORE EMERGING MARKETS FUND CLASS A

NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432182029                                                         352410.976                   31.53%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                         184308.984                   16.49%


NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                                                         167565.209                   14.99%

NFSC FEBO  613-673730
FMT CO CUST IRA
21615 CANYON LINKS CT
KATY TX 77450                                                                 141531.076                   12.66%


NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432182029                                                          93985.595                    8.41%

GARTMORE EMERGING MARKETS FUND CLASS B

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                                                          166922.01                   69.27%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                          35093.228                   14.56%

GARTMORE EMERGING MARKETS FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                         123291.738                   69.26%

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ 073039998                                                       20747.337                   11.65%

FIRST CLEARING  LLC
A C 4023-8535
161 SOUTH COLMAN ROAD
WOLCOTT CT 067162859                                                           17579.583                    9.87%

GARTMORE EMERGING MARKETS FUND CLASS R

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                                                             89.511                  100.00%

GARTMORE EMERGING MARKETS FUND INSTITUTIONAL SERVICE CLASS

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                                                         167998.848                   55.88%


DRAKE & CO
1 COURT SQ
FBO 15C061537768
LONG ISLAND CITY NY 11120                                                     132621.052                   44.12%

GARTMORE GLOBAL FINANCIAL SERVICES FUND INSTITUTIONAL SERVICE CLASS

NATIONWIDE LIFE INSURANCE
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH 432182029                                                          83311.863                  100.00%

GARTMORE GLOBAL FINANCIAL SERVICES FUND CLASS A

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH 432182029                                                          83122.355                   42.53%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                          53987.128                   27.62%

W.G. JURGENSEN ONE NATIONWIDE PLAZA 1-37-04
COLUMBUS OH 43215                                                              28105.051                   14.38%

GARTMORE GLOBAL FINANCIAL SERVICES FUND CLASS B

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH 432182029                                                            82520.9                   95.41%

GARTMORE GLOBAL FINANCIAL SERVICES FUND CLASS C

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH 432182029                                                          82611.826                   94.85%

GARTMORE GLOBAL FINANCIAL SERVICES FUND CLASS R

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH 432182029                                                             87.641                  100.00%

GARTMORE GLOBAL HEALTH SCIENCES FUND CLASS A


NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432182029                                                         247862.614                   40.91%


NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                                                          90398.376                   14.92%


NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432182029                                                          69127.466                   11.41%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                          48499.392                    8.00%

LPL FINANCIAL SERVICES
A C 6951-3874
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA 921211968                                                         30746.253                    5.07%

GARTMORE GLOBAL HEALTH SCIENCES FUND CLASS B

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                                                          90352.265                   82.12%


MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                           8105.599                    7.37%

GARTMORE GLOBAL HEALTH SCIENCES FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                         178220.457                   88.22%

GARTMORE GLOBAL HEALTH SCIENCES FUND CLASS R

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                                                             99.602                  100.00%

GARTMORE GLOBAL HEALTH SCIENCES FUND INSTITUTIONAL SERVICE CLASS

NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
COLUMBUS OH 432182029                                                         431718.444                   82.67%

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                                                          90394.085                   17.31%

GARTMORE GLOBAL TECHNOLOGY & COMMUNICATION FUND CLASS A

NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432182029                                                         272207.595                   31.50%

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                                                         179941.703                   20.83%

GARTMORE GLOBAL TECHNOLOGY & COMMUNICATION FUND CLASS B

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                                                         179738.478                   57.46%

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P O BOX 2052
JERSEY CITY NJ 073039998                                                       17110.224                    5.47%

GARTMORE GLOBAL TECHNOLOGY & COMMUNICATION FUND CLASS C


MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                          13364.581                   58.74%

US CLEARING CORP
FBO 102-62825-15
26 BROADWAY
NY NY 100041798                                                                 2179.812                    9.58%

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND OH 44805                                                                1890.278                    8.31%

STEPHENS INC FBO
39354905
111 CENTER STREET
LITTLE ROCK AR 72201                                                            1587.302                    6.98%

GARTMORE GLOBAL TECHNOLOGY & COMMUNICATION FUND INSTITUTIONAL SERVICE CLASS

NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
COLUMBUS OH 432182029                                                         916697.317                   83.59%

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                                                         179941.595                   16.41%

GARTMORE GLOBAL UTILITIES FUND INSTITUTIONAL SERVICE CLASS

NATIONWIDE LIFE INSURANCE
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH 432182029                                                          76698.425                  100.00%

GARTMORE GLOBAL UTILITIES FUND CLASS A


NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH 432182029                                                          76391.436                   81.89%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                          10682.806                   11.45%

GARTMORE GLOBAL UTILITIES FUND CLASS B

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH 432182029                                                          75510.145                   91.84%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                           4182.453                    5.09%

GARTMORE GLOBAL UTILITIES FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                         256823.909                   77.16%

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH 432182029                                                          75715.249                   22.75%


GARTMORE GLOBAL UTILITIES FUND CLASS R


NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH 432182029                                                            109.672                  100.00%

GARTMORE GOVERNMENT BOND FUND CLASS A

NATIONWIDE PENSIONS MANAGED
PERSONAL PORTFOLIO SERIES 4
1200 RIVER RD
CONSHOHOCKEN PA 19428                                                        2774231.056                   52.72%


NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432182029                                                        1635147.643                   31.07%

GARTMORE GOVERNMENT BOND FUND CLASS B

BEVERLY B ATOR
PO BOX 545
TIFFIN OH 44883                                                                  5532.18                   29.84%


JOSEPH W PUTNAK
617 INDIANA ST
MONONGAHELA PA 15063                                                            5003.428                   26.98%

A G EDWARDS SONS INC FBO
ALICE T SULLIVAN
ONE NORTH JEFFERSON
A C 0584-062207
ST LOUIS MO 631032287                                                           2183.225                   11.77%

MARY P MORSE
1656 STATE ROUTE 221
MARATHON NY 13803                                                               1234.075                    6.66%


MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                            964.735                    5.20%

GARTMORE GOVERNMENT BOND FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                          24331.386                   72.87%

A G EDWARDS SONS INC C F
KAY L O HARA
4101 COUNTY RD 6
GULF SHORES AL 365422921                                                        4885.503                   14.63%

ALLEN M RICHMOND
423 WALTON DR
BUFFALO NY 14225                                                                2935.877                    8.79%

GARTMORE GOVERNMENT BOND FUND CLASS D

NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432182029                                                        6843326.801                   57.83%

GARTMORE GOVERNMENT BOND FUND CLASS Y

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                           22387.97                   24.03%

JOYCE L RICE
ROSILAND KNIGHT
4434 CATAMOUNT DR
LILBURN GA 30047                                                               18089.896                   19.41%

JOYCE L RICE
ROSILAND KNIGHT
4434 CATAMOUNT DR
LILBURN GA 30047                                                               18032.467                   19.35%

THOMAS E FREECE
1029 CARDINAL RD
AUDUBON PA 194032203                                                            5027.471                    5.40%


CONSTANCE J WESTREICH
725 A HERITAGE VILLAGE
SOUTHBURY CT 06488                                                              5014.191                    5.38%

GARTMORE GROWTH FUND INSTITUTIONAL SERVICE CLASS

GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN PA 194282436                                                        156.632                  100.00%

GARTMORE GROWTH FUND CLASS A


NATIONWIDE INSURANCE COMPANY
NWVA
PO BOX 182029
COLUMBUS OH 432182029                                                        3527788.042                   69.86%

GARTMORE GROWTH FUND CLASS C

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND OH 44805                                                                8961.662                   20.39%

LPL FINANCIAL SERVICES
A C 4596-6817
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA 921211968                                                          7959.661                   18.11%


MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                           6570.671                   14.95%

A G EDWARDS SONS INC FBO
SALLY A JUEL
ONE NORTH JEFFERSON
ST LOUIS MO 631032287                                                           2631.579                    5.99%


GARTMORE GROWTH FUND CLASS D


NATIONWIDE LIFE INSURANCE CO
GPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432182029                                                        2267068.224                    6.39%

GARTMORE GROWTH FUND CLASS R

GARTMORE GLOBAL ASSET MANAGEMENT
1200 RIVER RD
ATTN MIKE POLICARPO
CONSHOHOCKEN PA 194282436                                                        173.611                  100.00%

GARTMORE HIGH YIELD BOND FUND INSTITUTIONAL SERVICE CLASS


NATIONWIDE MUTUAL INSURANCE COMPANY
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                                                        2070875.559                   86.51%

NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
COLUMBUS OH 432182029                                                         322951.632                   13.49%

GARTMORE HIGH YIELD BOND FUND CLASS A

NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432182029                                                         107703.602                   18.73%

WILLIAM R WEBER
665 HOPKINS RD
WILIAMSVILLE NY 142212435                                                      85155.276                   14.81%

NATIONAL INVESTOR SERVICES FBO
508-56934-13
55 WATER STREET 32ND FLOOR
NY NY 10041                                                                    83121.746                   14.46%

NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432182029                                                          54924.417                    9.55%

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ 073039998                                                       37653.915                    6.55%

GARTMORE HIGH YIELD BOND FUND CLASS B

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                          64255.992                   62.03%

A G EDWARDS SONS INC FBO
MARRIANNE B MARTIN TTEE
ONE NORTH JEFFERSON
A C 0299-137724
ST LOUIS MO 631032287                                                           9142.501                    8.83%

GARTMORE HIGH YIELD BOND FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                         213701.146                   76.46%

A G EDWARDS SONS INC C F
WILLIAM NELSON JR
4244 ARBOR LN
CARROLLTON TX 750101219                                                         25025.02                    8.95%

STEPHENS INC FBO
55377127
111 CENTER STREET
LITTLE ROCK AR 72201                                                           16699.807                    5.98%

GARTMORE INTERNATIONAL GROWTH FUND CLASS A

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                                                           333333.3                   85.08%

GARTMORE INTERNATIONAL GROWTH FUND CLASS B

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                                                         333195.369                   93.41%

GARTMORE INTERNATIONAL GROWTH FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                          12042.925                   81.89%

GRACE A DIPPEL
PO BOX 136
MANCHACA TX 78652                                                               1078.519                    7.33%

DEREJE DAGNACHEW
MARTHA AWOKE
3700 NORTH CAPITAL ST
WASHINGTON DC 20011                                                              947.226                    6.44%

GARTMORE INTERNATIONAL GROWTH FUND CLASS R

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                                                            137.931                  100.00%

GARTMORE INTERNATIONAL GROWTH FUND INSTITUTIONAL SERVICE CLASS

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                                                           333333.4                  100.00%

GARTMORE INTERNATIONAL INDEX FUND CLASS A

NATIONWIDE PENSIONS MANAGED
1200 RIVER RD
PERSONAL PORTFOLIO SERIES 4
CONSHOHOCKEN PA 19428                                                        2617906.921                   58.96%

NATIONWIDE TRUST COMPANY
PARTICIPATING RETIREMENT PLANS
PO BOX 182029
COLUMBUS OH 432182029                                                         1706752.68                   38.44%

GARTMORE INTERNATIONAL INDEX FUND CLASS B

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                           3092.571                   14.13%

FIRST CLEARING LLC
A C 1696-8194
2101 E 50TH ST N
FCC AS CUSTODIAN
TULSA OK 741301905                                                              2274.919                   10.40%

MELISSA K FREY
104 HAWK NEST TRL
PITTSBORO NC 27312                                                              1425.642                    6.51%

HANN-HSIANG CHAO
76000 MILLER
CHAPEL HILL NC 27517                                                             1280.48                    5.85%

GARTMORE INTERNATIONAL INDEX FUND INSTITUTIONAL CLASS

NSAT
INVESTOR DESTINATIONS MODERATELY
3435 STELZER RD
C/O BISYS FUND SERV L  FRYSINGER
COLUMBUS OH 432196004                                                       39063615.943                   36.32%

INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS OH 432196004                                                       31898335.115                   29.66%

NSAT
INVESTOR DESTINATIONS AGGRESSIVE
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH 43219                                                           23452318.832                   21.81%

NSAT
INVESTOR DESTINATIONS MODERATELY
3435 STELZER RD
C/O BISYS FUND SERV L  FRYSINGER
COLUMBUS OH 432196004                                                         7483727.96                    6.96%

GARTMORE INVESTOR DESTINATIONS AGGRESSIVE FUND CLASS A

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                        1175140.711                   53.74%

NFSC FEBO  KCG-009865
NFS FMTC IRA
8231 RICE RD
OAKDALE CA 95361                                                              180185.206                    8.24%

GARTMORE INVESTOR DESTINATIONS AGGRESSIVE FUND CLASS B

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                         313220.479                   37.06%

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ 073039998                                                      110141.375                   13.03%

A G EDWARDS SONS INC C F
JAMES P GASPARD
APT A-21
1010 LAKE AVE
METAIRIE LA 700052501                                                          64483.267                    7.63%

FIRST CLEARING  LLC
A C 6952-1863
404 CURTIS AVE
FCC AS CUSTODIAN
STRATFORD CT 066157688                                                         60595.925                    7.17%

NFSC FEBO  KCG-006203
NFS FMTC ROTH IRA
209 GAILARDIO
SAVOY IL 61874                                                                  44622.04                    5.28%

GARTMORE INVESTOR DESTINATIONS AGGRESSIVE FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                        3838749.329                   79.77%

A G EDWARDS SONS INC C F
PETER J  SOMOGYI
ONE NORTH JEFFERSON
A C 0203-507836
ST LOUIS MO 631032287                                                         280130.563                    5.82%

GARTMORE INVESTOR DESTINATIONS AGGRESSIVE FUND CLASS R

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                           4111.726                   96.81%

GARTMORE INVESTOR DESTINATIONS AGGRESSIVE FUND SERVICE CLASS

NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432182029                                                       17187982.655                   54.58%

NATIONWIDE LIFE INSURANCE CO
DCVA
PO BOX 182029
COLUMBUS OH 432182029                                                       12830839.398                   40.75%

GARTMORE INVESTOR DESTINATIONS CONSERVATIVE FUND CLASS A

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                         214839.959                   45.91%

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ 073039998                                                       61384.899                   13.12%

GARTMORE INVESTOR DESTINATIONS CONSERVATIVE FUND CLASS B

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                         138897.821                   41.46%

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ 073039998                                                       65604.527                   19.58%

GARTMORE INVESTOR DESTINATIONS CONSERVATIVE FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                         889576.442                   70.27%

GARTMORE INVESTOR DESTINATIONS CONSERVATIVE FUND CLASS R

GARTMORE GLOBAL ASSET MANAGEMENT
1200 RIVER RD
ATTN MIKE POLICARPO
CONSHOHOCKEN PA 194282436                                                        103.603                  100.00%

GARTMORE INVESTOR DESTINATIONS CONSERVATIVE FUND SERVICE CLASS

NATIONWIDE TRUST COMPANY
PARTICIPATING RETIREMENT PLANS
PO BOX 182029
COLUMBUS OH 432182029                                                        6437558.287                   68.18%

NATIONWIDE INSURANCE COMPANY
NWVA
PO BOX 182029
COLUMBUS OH 432182029                                                        2421761.925                   25.65%

BANK ONE TRUST
PO BOX 160
A/C 6800103525
WESTERVILLE OH 430860160                                                      534801.957                    5.66%

GARTMORE INVESTOR DESTINATIONS MODERATE AGGRESSIVE FUND CLASS A

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                        1835294.286                   47.82%

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ 073039998                                                      305027.192                    7.95%

NFSC FEBO  HTK-015822
NFS FMTC IRA
1420 GRANT AVE
ERIE PA 16505                                                                 278044.922                    7.25%

GARTMORE INVESTOR DESTINATIONS MODERATE AGGRESSIVE FUND CLASS B

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                         848137.243                   40.62%

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ 073039998                                                      219212.672                   10.50%

FIRST CLEARING LLC
A C 5853-2179
128 TUCKAHOE DRIVE
FCC AS CUSTODIAN
SHELTON CT 064842737                                                          215935.937                   10.34%

A G EDWARDS SONS INC C F
IDA FLORENCE KAYLOR
P O BOX 211
TALLADEGA AL 351610211                                                         132124.41                    6.33%

GARTMORE INVESTOR DESTINATIONS MODERATE AGGRESSIVE FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                        7731289.477                   74.92%

A G EDWARDS SONS INC C F
MARY ANNE YORK
3470 HIGH VISTA DR
DALLAS TX 752347924                                                           657776.639                    6.37%

FIRST CLEARING  LLC
A C 1762-2447
1812 10TH STREET W
ANNE M BRAUN TEN IN COMM
KIRKLAND WA 980334840                                                         627401.277                    6.08%

GARTMORE INVESTOR DESTINATIONS MODERATE AGGRESSIVE FUND CLASS R

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                            3843.44                   96.82%

GARTMORE INVESTOR DESTINATIONS MODERATE AGGRESSIVE FUND SERVICE

NATIONWIDE TRUST COMPANY
PARTICIPATING RETIREMENT PLANS
PO BOX 182029
COLUMBUS OH 432182029                                                       26619835.577                   55.48%

NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432182029                                                       19168942.517                   39.95%

GARTMORE INVESTOR DESTINATIONS MODERATE CONSERVATIVE FUND CLASS A

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                         359143.818                   33.19%

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ 073039998                                                       241381.33                   22.31%

LPL FINANCIAL SERVICES
A C 2266-2611
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA 921211968                                                          64212.18                    5.93%

GARTMORE INVESTOR DESTINATIONS MODERATE CONSERVATIVE FUND CLASS B

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                         219998.835                   47.65%

FIRST CLEARING LLC
A C 1472-1414
236 WELLSFORD DRIVE
FCC AS CUSTODIAN
GOSHEN CT 067561903                                                             42658.56                    9.24%

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ 073039998                                                        34955.29                    7.57%

A G EDWARDS SONS INC FBO
ZORICA VASIC
ONE NORTH JEFFERSON
ST LOUIS MO 631032287                                                          25705.767                    5.57%

GARTMORE INVESTOR DESTINATIONS MODERATE CONSERVATIVE FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                        1777816.238                   67.21%

FIRST CLEARING LLC
A C 6779-2253
PO BOX 34060
FCC AS CUSTODIAN
LAS VEGAS NV 891334060                                                        189152.746                    7.15%

WEDBUSH MORGAN SECURITIES
A C 6713-8943
1000 WILSHIRE BLVD
LOS ANGELES CA 90017                                                          150109.335                    5.67%

GARTMORE INVESTOR DESTINATIONS MODERATE CONSERVATIVE FUND CLASS R

GARTMORE GLOBAL ASSET MANAGEMENT
1200 RIVER RD
ATTN MIKE POLICARPO
CONSHOHOCKEN PA 194282436                                                        108.895                  100.00%

GARTMORE INVESTOR DESTINATIONS MODERATE CONSERVATIVE FUND SERVICE CLASS

NATIONWIDE TRUST COMPANY
PARTICIPATING RETIREMENT PLANS
PO BOX 182029
COLUMBUS OH 432182029                                                        8437249.099                   63.25%

NATIONWIDE LIFE INSURANCE CO
GPVA
PO BOX 182029
COLUMBUS OH 432182029                                                        4056209.928                   30.41%


BANK ONE TRUST
PO BOX 160
A/C 6800106824
WESTERVILLE OH 430860160                                                      771480.237                    5.78%

GARTMORE INVESTOR DESTINATIONS MODERATE FUND CLASS A

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                        1710467.596                   49.00%

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ 073039998                                                       364331.48                   10.44%

GARTMORE INVESTOR DESTINATIONS MODERATE FUND CLASS B

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                         870934.993                   44.56%

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ 073039998                                                      231259.196                   11.83%

FIRST CLEARING LLC
A C 2301-7038
4294 TAHOE CIRCLE DR
FCC AS CUSTODIAN
SPRINGDALE AR 727627402                                                       151733.348                    7.76%

GARTMORE INVESTOR DESTINATIONS MODERATE FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                        7605446.191                   74.93%

FIRST CLEARING LLC
A C 5974-7168
2813 ROYAL DR
COLLUM CO-TTEES WILLIAM C MC
KILGORE TX 756622949                                                          615049.331                    6.06%

GARTMORE INVESTOR DESTINATIONS MODERATE FUND CLASS R

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                           3795.007                   97.04%

GARTMORE INVESTOR DESTINATIONS MODERATE FUND SERVICES CLASS

NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432182029                                                       26222309.654                   53.64%

NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432182029                                                       14688240.977                   30.04%

BANK ONE TRUST
PO BOX 160
A/C 6800106823
WESTERVILLE OH 430860160                                                     7428209.546                   15.19%

GARTMORE LARGE CAP VALUE FUND CLASS A

NATIONWIDE PENSIONS MANAGED
PERSONAL PORTFOLIO SERIES 5
1200 RIVER RD
CONSHOHOCKEN PA 19428                                                        1821717.555                   87.15%

GARTMORE LARGE CAP VALUE FUND CLASS B

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                           7933.909                    9.35%

LELANIE L ALLEN
6641 CROSS BOW LN
NEW PORT RICHEY FL 34653                                                         4660.17                    5.49%

NFSC FEBO  RCT-341967
NFS FMTC IRA
2947 GLYNN CT
DETROIT MI 48226                                                                 4573.58                    5.39%

GARTMORE LARGE CAP VALUE FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                          48080.711                   75.14%

PAUL W ROOP
1204 OVERLOOK DR
BECKLEY WV 25801                                                                 6545.83                   10.23%

GARTMORE LARGE CAP VALUE FUND CLASS R

GARTMORE GLOBAL ASSET MANAGEMENT
1200 RIVER RD
ATTN MIKE POLICARPO
CONSHOHOCKEN PA 194282436                                                        101.527                  100.00%

GARTMORE MICRO CAP EQUITY FUND CLASS A

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                        1172539.578                   35.98%

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ 073039998                                                      392090.355                   12.03%

LEHMAN BROTHERS INC
743-15144-26
70 HUDSON STREET  7TH FLOOR
JERSEY CITY NJ 07302 205                                                       314792.94                    9.66%

CHARLES SCHWAB & CO INC
SPECIAL CUSTODY ACCT FBO CUSTOMERS
101 MONTGOMERY STREET
SAN FRANCISCO CA 94104                                                        286110.603                    8.78%

LPL FINANCIAL SERVICES
A C 6417-3726
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA 921211968                                                        178403.964                    5.47%

NFSC FEBO  AE2-089036
JOHN D FRYE
14022 POINT COOKOUT RD
CHARLOTTE NC 28278                                                            164937.378                    5.06%

GARTMORE MICRO CAP EQUITY FUND CLASS B

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                         180438.494                   57.36%

A G EDWARDS SONS INC C F
VALERIE E MOLLOY
70 COLUMBIA AVENUE
JAMESTOWN RI 028351345                                                         24882.495                    7.91%

FIRST CLEARING LLC
A C 1530-1644
1818 SAN LORENZO AVENUE
FCC AS CUSTODIAN
BERKELEY CA 94707                                                              21857.305                    6.95%

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ 073039998                                                       16797.679                    5.34%

GARTMORE MICRO CAP EQUITY FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                          1021475.05                  72.97%

A G EDWARDS SONS INC C F
LESLIE BLACKWOOD
5616 BENNETTWOOD CT
RALEIGH NC 276126029                                                     95224.4500000001                   6.80%

FIRST CLEARING LLC
A C 6215-4645
403 CRESTOVER CIR
RICHARDSON TX 750802529                                                         70565.485                   5.04%

GARTMORE MICRO CAP EQUITY FUND CLASS R

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH 432182029                                                              57.546                 100.00%

GARTMORE MICRO CAP EQUITY FUND INSTITUTIONAL CLASS

VIRGINIA HOLDINGS LLC
201 INTERNATIONAL CIRCLE
HUNT VALLEY MD 21030                                                            87453.477                  49.22%

BYRD & CO
123 S BROAD ST
C/O WACHOVIA BANK
PHILADELPHIA PA 19109                                                           79713.232                  44.87%

GARTMORE MICRO CAP EQUITY FUND INSTITUTIONAL SERVICE

MITRA CO
C O MARSHALL ILSLEY TRUST CO
PO BOX 2977
MILWAUKEE WI 53202                                                               2512.939                  98.02%

GARTMORE MID CAP GROWTH FUND CLASS A

W.G. JURGENSEN
ONE NATIONWIDE PLAZA 1-37-04
COLUMBUS OH 43215                                                               22260.543                  21.62%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                          13704.662                   13.31%

ROBERT D GLISE
9245 KELLY LAKE DR
CLARKSTON MI 48348                                                             10394.261                   10.09%

A G EDWARDS SONS INC
CUSTODIAN FOR
58 HAWKS NEST ROAD
IRA ACCOUNT
OLD LYME CT 063712040                                                          10156.631                    9.86%

CHRISTIAN G GRIECO
31 MCMILLEN PL
DELMAR NY 12054                                                                  6674.65                    6.48%

GARTMORE MID CAP GROWTH FUND CLASS B

FIRST CLEARING  LLC
A C 8578-1721
2415 HOMESTEAD COURT
FCC AS CUSTODIAN
FAIRFIELD CA 945347137                                                           4235.54                   39.00%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                           2183.879                   20.11%

MELISSA P ARTHUR
2191 RIVER RD
SOUTH BOSTON VA 24592                                                            653.138                    6.01%

GARTMORE MID CAP GROWTH FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                           9698.512                   66.58%

A G EDWARDS SONS INC C F
JOSEPH W LAW
P O BOX 305
LESLIE GA 317640305                                                             1659.452                   11.39%

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ 073039998                                                        1570.307                   10.78%

GARTMORE MID CAP GROWTH FUND CLASS R

GARTMORE GLOBAL ASSET MANAGEMENT
1200 RIVER RD
ATTN MIKE POLICARPO
CONSHOHOCKEN PA 194282436                                                         78.513                  100.00%

GARTMORE MID CAP GROWTH FUND INSTITUTIONAL CLASS

NATIONWIDE MUTUAL INSURANCE COMPANY
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                                                         102533.449                   94.14%

GARTMORE MID CAP GROWTH LEADERS FUND CASSL A

NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432182029                                                         121326.595                   23.68%


NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432182029                                                          77195.845                   15.07%

GARTMORE MID CAP GROWTH LEADERS FUND CLASS C

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND OH 44805                                                                1530.181                   21.50%


MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                            933.902                   13.12%

GRACE A DIPPEL
PO BOX 136
MANCHACA TX 78652                                                                 790.25                   11.10%

MICHAEL T EMMONS
TAYLOR WILLIAM EMMONS TRUST
23 BRIDGTON RD
C/O MARY TALIENTO
WESTBROOK ME 04092                                                               707.464                    9.94%

AMERITRADE INC FBO 7730502101
PO BOX 2226
OMAHA NE 681032226                                                               706.714                    9.93%

GARTMORE MID CAP GROWTH LEADERS FUND CLASS R

GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER ROAD
CONSHOHOCKEN PA 194282436                                                         87.184                  100.00%

GARTMORE MID CAP MARKET INDEX FUND CLASS A

NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432182029                                                        2997263.403                   60.64%

NATIONWIDE TRUST COMPANY
PARTICIPATING RETIREMENT PLANS
PO BOX 182029
COLUMBUS OH 432182029                                                          1326192.3                   26.83%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                         489578.797                    9.91%

GARTMORE MID CAP MARKET INDEX FUND CLASS B

FIRST CLEARING LLC
A C 1402-5695
2139 DEWEY PLACE
FCC AS CUSTODIAN
BARTLESVILLE OK 740036514                                                      11723.233                   23.44%

NFSC FEBO  A3K-610968
NFS FMTC IRA
4 JAMES HOLLOW COURT
HOWELL NJ 07731                                                                 9205.816                   18.41%

LPL FINANCIAL SERVICES
A C 5422-8503
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA 921211968                                                          9180.712                   18.36%

GARTMORE MID CAP MARKET INDEX FUND CLASS C

RAYMOND JAMES ASSOC INC
FBO CRUMP RIRA
880 CARILLON PKWY
ST PETERSBURG FL 33716                                                          1767.786                   87.97%

CHARLOTTE H SMITH
4732 GLENN STREET
NORTH CHARLESTON SC 29405                                                        162.501                    8.09%

GARTMORE MID CAP MARKET INDEX FUND INSTITUTIONAL CLASS

INVESTOR DESTINATIONS CONSERVATIVE
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH 43219                                                           20147238.324                   51.29%

NSAT
INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS OH 432196004                                                        7534633.478                   19.18%

NSAT
INVESTOR DESTINATIONS MODERATELY
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH 432196004                                                        6833810.806                   17.40%

NSAT
INVESTOR DESTINATIONS MODERATELY
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH 432196004                                                        2987894.513                    7.61%

GARTMORE MONEY MARKET FUND PRIME SHARES B

DAIN RAUSCHER INC FBO
GARTH E CARRIER TTEE
2548 ELK GROVE ROAD
U A DTD 07 22 1994
SOLVANG CA 934639626                                                            74885.72                    6.40%

GARTMORE MONEY MARKET FUND PRIME SHARES C

HOPE ETERNAL UNITED METHODIST CHURCH
PO BOX 38
NEWPORT PA 17074                                                                29396.07                   17.78%

FRANKIE BOBEY
JOANNE BOBEY
5533 BEECHWOOD AVE
MAPLE HEIGHTS OH 44137                                                          21429.45                   12.96%

FRANKLIN R O'FERRALL
5971 RT 14
EAST NEW MARKET MD 21631                                                        20077.66                   12.14%

PATRICIA B MERRITT
4 SHADY DR
CAMBRIDGE MD 21613                                                              13548.19                    8.19%

RYDER N MUSSELMAN
605 FAIRFIELD STATION RD
FAIRFIELD PA 17320                                                               11088.1                    6.71%

JOAN H PAOLOTTO
11 SLEEPY HOLLOW
ROCHESTER NY 14624                                                              11065.77                    6.69%

LEE GOSNEY
PO BOX 884
80 GRETNA RD
PLEASANT VALLEY NY 12569                                                        11058.04                    6.69%

MARTHA ANN AULD
5842 PUCKUM RD
RHODESDALE MD 21659                                                             10033.21                    6.07%

GARTMORE MONEY MARKET FUND INSTITUTIONAL CLASS

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432182029                                                       612196738.57                   54.25%

NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432182029                                                       503888600.54                   44.65%

GARTMORE MONEY MARKET FUND PRIME SHARES

NATIONWIDE LIFE INSURANCE CO
DCVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432182029                                                      121915039.667                   34.33%

NATIONWIDE TRUST COMPANY
PARTICIPATING RETIREMENT PLANS
PO BOX 182029
COLUMBUS OH 432182029                                                        28176172.04                    7.93%

GARTMORE MONEY MARKET FUND SERVICE CLASS

NATIONWIDE INSURANCE COMPANY
NWVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432182029                                                         6546442.58                   97.92%

GARTMORE MORLEY CAP ACCUMULATION FUND CLASS A

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ 073039998                                                      139516.803                   75.51%

WACHOVIA SECURITIES  LLC FBO
MRS FAYE M WALKER
2011 SE VAN SKIVER RD
PORT ORCHARD WA 983678514                                                      11670.084                    6.32%

GARTMORE MORLEY CAP ACCUMULATION FUND SERVICE CLASS

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432182029                                                       14470588.642                   52.04%

NFSC FEBO  EBP-331139
ANTHONY MALANKA
762 9TH ST
SECAUCUS NJ 07094                                                            2233717.829                    8.03%

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432182029                                                        1845879.145                    6.64%

GARTMORE MORLEY CAP ACCUMULATION FUND INSTITUTIONAL CLASS

NFSC FEBO  F12-009296
NFS FMTC ROLLOVER IRA
1225 PONDORAY CIRCLE
SALT LAKE CITY UT 84117                                                      2945853.715                   27.55%

SEI PRIVATE TRUST COMPANY
C O FIRST TENNESSEE BANK
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456                                                                1876130.308                   17.54%

CAPINCO
PO BOX 1787
C/O US BANK
MILWAUKEE WI 532011787                                                       1490943.745                   13.94%

GARTMORE MORLEY CAP ACCUMULATION FUND IRA CLASS

CHARLES SCHWAB & CO INC
SPECIAL CUSTODY
101 MONTGOMERY ST
ATTN  MUTUAL FUNDS
SAN FRANCISCO CA 941044122                                                  12388853.778                   23.89%

LPL FINANCIAL SERVICES
A C 6875-9923
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA 921211968                                                       5069344.226                    9.78%

NFSC FEBO  279-076538
THE TRUST COMPANY OF KNOXVILLE
620 MARKET ST STE 300
ATTN  TERESA MILLER
KNOXVILLE TN 37902                                                            4804096.68                    9.26%

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
P  O  BOX 2052
JERSEY CITY NJ 073039998                                                     4195091.889                    8.09%

A G EDWARDS SONS
CUSTODIAN FOR
2315 OLEANDER DR
IRA ACCOUNT
WILMINGTON NC 284033910                                                      3457818.137                    6.67%

FIRST CLEARING CORPORATION
A C 5573-0353
10490 WILSHIRE BLVD 304
FCC AS CUSTODIAN
LOS ANGELES CA 900244647                                                     2840770.204                    5.48%

GARTMORE MORLEY ENHANCED INCOME FUND INSTITUTIONAL CLASS

NSAT
INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS OH 432196004                                                       12807450.145                   40.42%

NSAT
INVESTOR DESTINATIONS CONSERVATIVE FUND
3435 STELZER RD
COLUMBUS OH 43219                                                            8224823.874                   25.96%

NSAT
INVESTOR DESTINATIONS MODERATELY
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH 432196004                                                        7511969.081                   23.71%

NSAT
INVESTOR DESTINATIONS MODERATELY
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH 432196004                                                        3136873.748                    9.90%

GARTMORE MORLEY ENHANCED INCOME FUND INSTITUTIONAL SERVICE CLASS

NATIONWIDE PENSIONS MANAGED
PERSONAL PORTFOLIO SERIES
1200 RIVER RD
CONSHOHOCKEN PA 19428                                                         810570.882                   99.85%

GARTMORE MORLEY ENHANCED INCOME FUND CLASS A


NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432182029                                                          61876.376                   36.16%

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ 073039998                                                       42013.071                   24.55%

ELEANOR G O'NEIL
CHARLES J O'NEIL
3 VALLEY VIEW DR
EAST GRANBY CT 060269585                                                       11212.664                    6.55%

GARTMORE MORLEY ENHANCED INCOME FUND CLASS R

GARTMORE GLOBAL ASSET MANAGEMENT
1200 RIVER RD
ATTN MIKE POLICARPO
CONSHOHOCKEN PA 194282436                                                        109.239                  100.00%

GARTMORE NATIONWIDE FUND CLASS A

NFSC FEBO  Y94-871885
FMT CO CUST IRA ROLLOVER
1226 GARNER AVE
SCHENECTADY NY 12309                                                        19586607.336                   83.09%


NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432182029                                                        1491167.536                    6.33%

GARTMORE NATIONWIDE FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                          27136.153                   48.60%

WELLS FARGO INVESTMENTS LLC
A C 7329-6390
608 SECOND AVENUE SOUTH 8TH FL
MINNEAPOLIS MN 55402                                                            4079.154                    7.31%

GARTMORE NATIONWIDE FUND CLASS D

NATIONWIDE LIFE INSURANCE CO
DCVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432182029                                                       19761764.189                   31.65%

GARTMORE NATIONWIDE FUND CLASS R

GARTMORE GLOBAL ASSET MANAGEMENT
1200 RIVER RD
ATTN MIKE POLICARPO
CONSHOHOCKEN PA 194282436                                                         57.835                  100.00%

GARTMORE NATIONWIDE FUND INSTITUTIONAL SERVICE CLASS

GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN PA 194282436                                                         51.417                  100.00%

GARTMORE NATIONWIDE LEADERS FUND INSTITUTIONAL SERVICE CLASS

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432182029                                                         185150.089                  100.00%

GARTMORE NATIONWIDE LEADERS FUND CLASS A

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH 432182029                                                          25112.991                   21.82%

HOWAN M HSU
9414 AVEMORE CT
DUBLIN OH 43017                                                                 9945.739                    8.64%

SHIRLEY A LAMBERT
47670 WATSON RD
SAINT CLAIRSVILLE OH 43950                                                      9258.247                    8.04%

W.G. JURGENSEN
ONE NATIONWIDE PLAZA 1-37-04
COLUMBUS OH 43215                                                               8802.817                    7.65%

GARTMORE NATIONWIDE LEADERS FUND CLASS B

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH 432182029                                                          25037.858                   77.06%

BRUCE G REICHERT
6416 GLACIER PL
C/O BRENT REICHERT
EDINA MN 554361808                                                              1825.468                    5.62%

GARTMORE NATIONWIDE LEADERS FUND CLASS C

NATIONWIDE INSURANCE COMPANY
PO BOX 182029
C/O PAM SMITH 01-32-05
COLUMBUS OH 432182029                                                          25037.975                   76.97%

STEPHENS INC  FBO
16123160
111 CENTER STREET
LITTLE ROCK AR 72201                                                             2254.84                    6.93%

GARTMORE NATIONWIDE LEADERS FUND CLASS R

GARTMORE GLOBAL ASSET MANAGEMENT
1200 RIVER RD
ATTN MIKE POLICARPO
CONSHOHOCKEN PA 194282436                                                         91.075                  100.00%

GARTMORE S&P 500 INDEX FUND CLASS A

FTC & CO
ACCOUNT 00507
PO BOX 173736
DATALYNX
DENVER CO 80217                                                                58323.882                    7.17%

NFSC FEBO  A3K-003085
BETTY M WOOLLIS CREDIT TRUST
6 SAFRAN AVE
U A 12 16 1999
EAST BRUNSWICK NJ 08816                                                        48303.041                    5.94%

GARTMORE S&P 500 INDEX FUND CLASS B

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                          92289.058                   18.52%

FIRST CLEARING LLC
A C 2389-9015
5594 BEACH RD
FCC AS CUSTODIAN
MIDLAND VA 227281701                                                           39376.474                    7.90%

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ 073039998                                                       26660.052                    5.35%

GARTMORE S&P 500 INDEX FUND CLASS C

FIRST CLEARING LLC
A C 7568-9398
5319 DAWNINGTON PLACE
FCC AS CUSTODIAN
SUGAR LAND TX 774794209                                                        11858.182                   47.90%

JEAN E OED
GEORGE H OED
415 RUSSELL AVE APT 112
GAITHERSBURG MD 20877                                                          10545.918                   42.60%

GARTMORE S&P 500 INDEX FUND INSTITUTIONAL CLASS

NSAT
INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS OH 432196004                                                       48692203.933                   39.86%

NSAT
INVESTOR DESTINATIONS MODERATELY
3435 STELZER RD
C/O BISYS FUND SERV L  FRYSINGER
COLUMBUS OH 432196004                                                       35742114.729                   29.26%

NSAT
INVESTOR DESTINATIONS AGGRESSIVE
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH 43219                                                           21340223.327                   17.47%

NSAT
INVESTOR DESTINATIONS MODERATELY
3435 STELZER RD
C/O BISYS FUND SERV L  FRYSINGER
COLUMBUS OH 432196004                                                       11423766.897                    9.35%

GARTMORE S&P 500 INDEX FUND INSTITUTIONAL SERVICE CLASS

NATIONWIDE LIFE INSURANCE
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432182029                                                        7075252.269                   99.21%

GARTMORE S&P 500 INDEX FUND LOCAL

GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN PA 194282436                                                      10857.854                  100.00%

GARTMORE S&P 500 INDEX FUND SERVICE CLASS

NATIONWIDE TRUST COMPANY  FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432182029                                                       29635462.036                   55.05%

NATIONWIDE LIFE INSURANCE
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432182029                                                       24166241.449                   44.89%

GARTMORE SMALL CAP FUND CLASS A

NATIONWIDE PENSIONS MANAGED
PERSONAL PORTFOLIO SERIES 6
1200 RIVER RD
CONSHOHOCKEN PA 19428                                                        1249128.731                   83.79%

GARTMORE SMALL CAP FUND CLASS B

FIRST CLEARING LLC
A C 1402-5695
2139 DEWEY PLACE
FCC AS CUSTODIAN
BARTLESVILLE OK 740036514                                                       9231.783                    9.19%

GARTMORE SMALL CAP FUND CLASS C

LPL FINANCIAL SERVICES
A C 7043-1083
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA 921211968                                                          3298.153                    27.62%

RAYMOND JAMES ASSOC INC
FBO ALFORD IRA
880 CARILLON PKWY
ST PETERSBURG FL 33716                                                           995.217                    8.33%

STEPHENS INC FBO
39354905
111 CENTER STREET
LITTLE ROCK AR 72201                                                             895.879                    7.50%

MICHAEL T EMMONS
TAYLOR WILLIAM EMMONS TRUST
23 BRIDGTON RD
C/O MARY TALIENTO
WESTBROOK ME 04092                                                                866.37                    7.26%

RAYMOND JAMES ASSOC INC
FBO FOX IRA
880 CARILLON PKWY
ST PETERSBURG FL 33716                                                           752.652                    6.30%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                            699.135                    5.85%

GARTMORE SMALL CAP FUND CLASS R

GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER ROAD
CONSHOHOCKEN PA 194282436                                                         71.276                  100.00%

GARTMORE SMALL CAP FUND INSTITUTIONAL SERVICE CLASS

NATIONWIDE INSURANCE COMPANY
GPVA-II
PO BOX 182029
COLUMBUS OH 432182029                                                            536.113                   99.74%

GARTMORE SMALL CAP INDEX FUND CLASS A

NATIONWIDE LIFE INSURANCE CO
NACO
PO BOX 182029
COLUMBUS OH 432182029                                                         4186457.57                   75.26%

NATIONWIDE TRUST COMPANY
PARTICIPATING RETIREMENT PLANS
PO BOX 182029
COLUMBUS OH 432182029                                                        1231333.209                   22.14%

GARTMORE SMALL CAP INDEX FUND CLASS B

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ 073039998                                                        8405.396                   21.84%

FIRST CLEARING LLC
A C 4596-3306
3408 W FORT WORTH ST
SWARNA KUNAPULI JTWROS
BROKEN ARROW OK 740123241                                                       6115.303                   15.89%

LPL FINANCIAL SERVICES
A C 6952-4751
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA 921211968                                                          5866.355                   15.24%

RAYMOND JAMES ASSOC INC
FBO PADER C
880 CARILLON PKWY
ST PETERSBURG FL 33716                                                          3013.537                    7.83%

GARTMORE SMALL CAP INDEX FUND CLASS C

RAYMOND JAMES ASSOC INC
FBO CRUMP RIRA
880 CARILLON PKWY
ST PETERSBURG FL 33716                                                          2052.493                   95.83%

GARTMORE SMALL CAP INDEX FUND INSTITUTIONAL CLASS

NSAT
INVESTOR DESTINATIONS MODERATE FUND
3435 STELZER RD
COLUMBUS OH 432196004                                                        7111104.785                   39.68%

INVESTOR DESTINATIONS AGGRESSIVE FUND
3435 STELZER RD
COLUMBUS OH 43219                                                            5228230.568                   29.17%

INVESTOR DESTINATIONS MODERATELY
AGGRESSIVE
3435 STELZER RD
C/O BISYS FUND SERV L FRYSINGER
COLUMBUS OH 432196004                                                        5225075.324                   29.15%

GARTMORE TAX-FREE INCOME FUND CLASS B

DOUGLAS J LLEWELLYN
43 PUTTING GREEN LN
PENFIELD NY 145262548                                                          17077.923                   49.03%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                           3809.014                   10.94%

ROBERT W KEANE
111 FELDSPAR DR
SYRACUSE NY 13219                                                               3371.975                    9.68%

GWEN E MILLER
679 LOWER GRIMES RD
PORT ALLEGANY PA 167434727                                                      3157.973                    9.07%

MICHAEL G MOYTA
611 SIXTH AVE
FORD CITY PA 16226                                                               2323.42                    6.67%

GLEN O SILCOTT
3305 FISHWORM RD
CEDARVILLE OH 45314                                                             1870.907                    5.37%

GARTMORE TAX-FREE INCOME FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                          75805.099                   81.81%

NANCY ANN MCALEXANDER
614 BARBARA DR
TIPP CITY OH 45371                                                              8111.978                    8.75%

ANNA D'AMICO
6729 CALLA RD
NEW MIDDLETOWN OH 44442                                                         6761.032                    7.30%

GARTMORE TAX-FREE INCOME FUND CLASS X

JOHN B REESE
GRACEANN REESE
15554 COUNTY RD
NAPOLEON OH 435456701                                                          46027.811                    7.62%

GARY R PLOSKINA
PAUL ROBERT PLOSKINA
2634 5TH AVE
MC KEESPORT PA 151321137                                                       41101.936                    6.80%

ELSIE S ADKINS
4315 DICKINSON AVE EXT
GREENVILLE NC 278340878                                                        38522.313                    6.38%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                          30927.763                    5.12%

GARTMORE TAX-FREE INCOME FUND CLASS Y

HAROLD W HOWARD
MEYEARLINE HOWARD
RT 2 BOX 571
SAINT GEORGE GA 31562                                                          18989.203                   42.49%

CONSTANCE P COURTLAND
JOHN W COURTLAND
8592 ROSWELL RD
ATLANTA GA 30350                                                                5093.125                   11.40%

JOHN ALEXANDER PHILLIPS
LUCILLE PHILLIPS
12707 PLEASANT GRV
CYPRESS TX 77429                                                                4662.569                   10.43%

POLLY A HOPKINS
306 ANITA DR
WESTMINSTER MD 21157                                                            3143.762                    7.03%

YOLANDA S RHODES
569 SW 11TH ST
BELLE GLADE FL 33430                                                            3041.575                    6.81%

E JANE MOFFITT
DONALD E MOFFITT
2200 ROAD 7
WEST LIBERTY OH 43357                                                           2503.257                    5.60%

GARTMORE U.S. GROWTH LEADERS FUND CLASS A

NFSC FEBO  0LJ-025313
NFS FMTC ROLLOVER IRA
8375 HIDDEN DR
MIDDLEVILLE MI 49333                                                          666438.319                   29.39%

NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432182029                                                         379987.167                   16.76%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                         226224.227                    9.98%

LPL FINANCIAL SERVICES
A C 6352-6311
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA 921211968                                                        203838.063                    8.99%

NATIONWIDE TRUST COMPANY FSB
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432182029                                                         171400.472                    7.56%

GARTMORE U.S. GROWTH LEADERS FUND CLASS B

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                                                          69864.518                   21.71%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                          47590.582                   14.79%

FIRST CLEARING LLC
A C 5502-5674
746 NW SANTEE DR
NATALIE R MCNALLY JTWROS
GREENSBURG IN 472407857                                                        45759.498                   14.22%

NFSC FEBO  A7D-706728
NFS FMTC ROLLOVER IRA
730 W ESPANOLA
COLORADO SPRINGS CO 80907                                                      18495.358                    5.75%

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ 073039998                                                       17878.398                    5.56%

LPL FINANCIAL SERVICES
A C 1091-3062
9785 TOWNE CENTRE DRIVE
SAN DIEGO CA 921211968                                                         17170.534                    5.34%

GARTMORE U.S. GROWTH LEADERS FUND CLASS C

OPPENHEIMER CO INC CUSTODIAN
FBO DIANE H CARVEY RLVR IRA
9304 ELGER MILL RD
MONTGOMERY VILLAGE MD 20886                                                   141987.042                   30.33%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                         138203.532                   29.52%

BERNARD J DUNN REV LIV TR
DTD 3/23/92
21635 FOXCROFT RD
MIDDLEBURG VA 20117                                                            59592.542                   12.73%

PERSHING LLC
P O BOX 2052
JERSEY CITY NJ 073039998                                                       35569.414                    7.60%

FIRST CLEARING LLC
A C 3751-0975
10 VALLEY LN E
FCC AS CUSTODIAN
NORTH WOODMERE NY 115813629                                                    26142.715                    5.58%

GARTMORE U.S. GROWTH LEADERS FUND INSTITUTIONAL SERVICE

NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
COLUMBUS OH 432182029                                                         770843.793                   91.69%

NATIONWIDE MUTUAL INSURANCE COMPANY
SEED ACCOUNT
1 NATIONWIDE PLAZA 1-33-13
COLUMBUS OH 432152220                                                          69845.886                    8.31%

GARTMORE US GRWTH LEADERS LONG-SHORT FUND CLASS A

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                         444927.032                   17.85%

CHARLES SCHWAB & CO INC
SPECIAL CUSTODY ACCT FBO CUSTOMERS
101 MONTGOMERY STREET
SAN FRANCISCO CA 94104                                                        386382.401                   15.50%

NFSC FEBO  103-478814
CHARLES H COLWELL CUST
268 SUNRISE CIR
GREENWOOD IN 461429194                                                         156114.49                    6.26%

GARTMORE US GRWTH LEADERS LONG-SHORT FUND CLASS B

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                          67957.032                   97.56%

GARTMORE US GRWTH LEADERS LONG-SHORT FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE FL 32246                                                         238252.868                   88.43%

FIRST CLEARING LLC
A C 3609-1408
53 HILL ROAD APT 410
FCC AS CUSTODIAN
BELMONT MA 024784322                                                            14324.51                    5.32%

GARTMORE US GRWTH LEADERS LONG-SHORT FUNS INSTITUTIONAL CLASS

GARTMORE AM SPECIALTY
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 432196004                                                          15522.129                   45.11%

GARTMORE AM MODERATE
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS OH 432196004                                                            7582.93                   22.03%

GARTMORE AM MODERATELY AGGRESSIVE
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS  OH  432196004                                                         5937.315                   17.25%

GARTMORE AM AGGRESSIVE
ASSET ALLOCATION FUND
3435 STELZER RD
C/O MIKE LEONARD
COLUMBUS  OH  432196004                                                         5263.172                   15.29%

GARTMORE VALUE OPPORTUNITIES FUND CLASS A

NATIONWIDE INSURANCE COMPANY
NWVA
PO BOX 182029
COLUMBUS  OH  432182029                                                       234923.674                   27.19%

PERSHING LLC
P O BOX 2052
JERSEY CITY  NJ  073039998                                                    149605.303                   17.31%

MCB TRUST SERVICES TRUSTEE
B C ZIEGLER AND COMPANY
SUITE 300
DENVER CO 80202                                                                 92077.22                   10.66%

GARTMORE VALUE OPPORTUNITIES FUND CLASS B

DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC
PO BOX 2052
JERSEY CITY NJ 073032052                                                       32868.708                   19.68%

LEGG MASON WOOD WALKER INC
394-10884-23
PO BOX 1476
BALTIMORE MD 21202                                                              8417.583                    5.04%

GARTMORE VALUE OPPORTUNITIES FUND CLASS C

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                                                        20548.342                   58.45%

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND  OH  44805                                                              3622.713                   10.30%

A G EDWARDS SONS INC FBO
SALLY A JUEL
ONE NORTH JEFFERSON
ST LOUIS MO 631032287                                                           2053.473                    5.84%

FIRST CLEARING LLC
A C 6487-6456
312 HOLTON RDG
JOSEPH R ORNELAS
CROWN POINT IN 463073115                                                        1799.644                    5.12%

GARTMORE VALUE OPPORTUNITIES FUND CLASS R

GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER ROAD
CONSHOHOCKEN PA 194282436                                                         64.725                  100.00%

GARTMORE VALUE OPPORTUNITIES FUND INSTITUTIONAL SERVICE

NATIONWIDE LIFE INSURANCE CO
QPVA
PO BOX 182029
C/O IPO PORTFOLIO ACCOUNTING
COLUMBUS OH 432182029                                                          903858.78                   87.03%

DEAN WITTER FOR THE BENEFIT OF
WASHTENAW COUNTY VEBA
PO BOX 250 CHURCH STREET STATION
NY NY 100080250                                                                134677.72                   12.97%

GARTMORE WORLDWIDE LEADER FUNDS CLASS R

GARTMORE GLOBAL ASSET MANAGEMENT
1200 RIVER RD
ATTN MIKE POLICARPO
CONSHOHOCKEN PA 194282436                                                        152.672                  100.00%

GARTMORE WORLDWIDE LEADERS FUND CLASS A

CHARLES SCHWAB & CO INC
SPECIAL CUSTODY ACCT FBO CUSTOMERS
101 MONTGOMERY STREET
SAN FRANCISCO CA 94104                                                       1073508.251                   25.92%

NFSC FEBO  137-401439
FMT CO CUST IRA R/O
45 CREEKSTONE DR
NEWPORT NEWS VA 236031357                                                     309481.326                    7.47%

GARTMORE WORLDWIDE LEADERS FUND CLASS B

RAYMOND JAMES ASSOC INC
FBO DARSNEY IRA
880 CARILLON PKWY
ST PETERSBURG FL 33716                                                          6462.132                   38.70%

A G EDWARDS   SONS C F
MICHAEL GENE SMITH
131 ACACIA AVE
OROVILLE  CA  959663658                                                     1868.177                       11.19%

FIRST CLEARING  LLC
A C 8328-8559
1009 RADIANCE DR
CAMBRIDGE  MD  216132023                                                    1707.987                       10.23%

GARTMORE GLOBAL ASSET MANAGEMENT
SEED ACCOUNT
1200 RIVER RD
CONSHOHOCKEN  PA  194282436                                                  1669.45                       10.00%

JAVIER ALFONSO
22 ROBERTSON AVE
WHITE PLAINS  NY  10606                                                      928.399                        5.56%

GARTMORE WORLDWIDE LEADERS FUND CLASS C

ASHLAND UNIVERSITY
LOREN DEAN & HELEN L WHITE CHAR TRUST I
401 COLLEGE AVE
ASHLAND  OH  44805                                                          1353.122                       39.89%

IRA M FOWLER
632 OLD AUGUSTA RD
GREENVILLE  SC  29605                                                        805.301                       23.74%

MERRILL LYNCH PIERCE FENNER & SMITH INC
4800 DEER LAKE DRIVE
FOR THE SOLE BENEFIT OF ITS CUSTOMERS
JACKSONVILLE  FL  32246                                                      684.199                       20.17%

CINDY FASTOW
3216 STOCKTON PL
HOLLAND  PA  18966                                                           214.286                        6.32%

GARTMORE WORLDWIDE LEADERS FUND INSTITUTIONAL SERVICE

NATIONWIDE INSURANCE COMPANY
QPVA
PO BOX 182029
COLUMBUS  OH  432182029                                                   171574.729                       99.06%

NORTHPOINTE SMALL CAP VALUE FUND

HUDSON- WEBBER FOUNDATION
333 W FORT ST STE 1310
DETROIT  MI  48226                                                        799583.073                       34.60%

SEI PRIVATE TRUST COMPANY
C/O WACHOVIA
1 FREEDOM VALLEY DRIVE
OAKS  PA  19456                                                            403819.29                       17.47%

GARRETT EVANGELICAL THEOLOGICAL SEMINARY
2121 SHERIDAN RD
EVANSTON  IL  60201                                                       271296.873                       11.74%

FERRIS  BAKER WATTS  INC
SHELDEN CHARITABLE REMAINDER
17152 KERCHEVAL
GROSSE POINTE  MI  482301661                                              225455.491                        9.75%

INTERNATIONAL ASSOCIATION OF MACHINIST
AND AEROSPACE WORKERS LOCAL 2848
30700 TELEGRAPH STE 4601 PO BOX 3039
BHAM  MI  48012                                                            159248.49                        6.89%

___________________________

      To the extent Nationwide Life Insurance Company and its affiliates directly or indirectly owned, controlled and held power to vote 25% or more of the outstanding shares of the Funds listed above, it is deemed to have "control" over matters which are subject a vote of the Fund's shares.

      Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215 is wholly-owned by Nationwide Financial Services, Inc. (NFS). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all outstanding Class B Common Stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise. All of the Common Stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders. For funds that have not yet commenced operations as of the date of this SAI, it is expected that upon commencement of the public offering, Gartmore or one of its affiliates will own all or substantially all of the new fund's shares, but that shortly thereafter, such ownership will decrease as sales are made to the public.

                              FINANCIAL STATEMENTS

      The Report of Independent Auditors and Financial Statements for the Trust for the fiscal year ended October 31, 2003 in the Trust's Annual Report, and the Financial Statements of the Trust for the six-month period ending April 30, 2004 included in the Trust's unaudited Semi-Annual Reports, are incorporated herein by reference. Copies of the Trust's Annual Reports and Semi-Annual Reports are available without charge upon request by writing the Trust or by calling toll free 1-800-848-0920.

APPENDIX A


                                  DEBT RATINGS

                         STANDARD & POOR'S DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

     1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

     2.  Nature of and provisions of the obligation.

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.


                                INVESTMENT GRADE

AAA - Debt rated `AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated `AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A - Debt rated `A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated `BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

                                SPECULATIVE GRADE

Debt rated `BB', `B', `CCC', `CC' and `C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. `BB' indicates the least degree of speculation and `C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated `BB' is less i vulnerable to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated `B' has a greater vulnerability to default than obligations rated BB but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Debt rated `CCC' is currently vulnerable to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC - Debt rated `CC' typically is currently highly vulnerable to nonpayment.

C - Debt rated `C' signifies that a bankruptcy petition has been filed, but debt service payments are continued.

D - Debt rated `D' is in payment default. The `D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The `D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


                         MOODY'S LONG-TERM DEBT RATINGS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


                            STATE AND MUNICIPAL NOTES

Excerpts from Moody's Investors Service, Inc., description of state and municipal note ratings:

MIG-1--Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing from established and board-based access to the market for refinancing, or both.

MIG-2--Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

MIG-3--Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the strength of the preceding grade. Market access for refinancing, in particular, is likely to be less well established.


               FITCH IBCA INFORMATION SERVICES, INC. BOND RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and represent the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, a capacity that is highly unlikely to be adversely affected by foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. This rating indicates a very strong capacity for timely payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.

A Bonds considered to be investment grade and represent a low expectation of credit risk. This rating indicates a strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in economic conditions or circumstances than long term debt with higher ratings.

BBB Bonds considered to be in the lowest investment grade and indicates that there is currently low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions and circumstances are more likely to impair this capacity.

BB Bonds are considered speculative. This rating indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Bonds are considered highly speculative. This rating indicates that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC        Bonds are considered a high default risk.  Default is a real
and C          possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' rating signal imminent default.

DDD, DD        Bonds are in default.  Such bonds are not meeting current
and D          obligations and are extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities involved and `D' represents the lowest potential for recovery.

                               SHORT-TERM RATINGS

                   STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from `A-1' for the highest quality obligations to `D' for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1'.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated `B' are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated `D' is in payment default. the `D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period.


                         STANDARD & POOR'S NOTE RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

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      The following criteria will be used in making the assessment:

      1. Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

      2. Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong capacity to pay principal and interest are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.


                           MOODY'S SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the prime rating categories.

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                              MOODY'S NOTE RATINGS

MIG 1/VMIG 1 This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2 This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3 This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4 This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.


                           FITCH'S SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

         F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.



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APPENDIX B - PROXY VOTING GUIDELINES SUMMARIES

GARTMORE MUTUAL FUNDS CAPITAL TRUST, GARTMORE GLOBAL ASSET MANAGEMENT TRUST, GARTMORE SA CAPITAL TRUST, GARTMORE MORLEY CAPITAL MANAGEMENT, INC., NORTHPOINTE CAPITAL, LLC, CODA CAPITAL MANAGEMENT, LLC

GENERAL

         The Board of Trustees of the Funds has approved the continued delegation of the authority to vote proxies relating to the securities held in the portfolios of the Funds to each Fund's investment adviser or sub-adviser, as the case may be, after the Board reviewed and considered the proxy voting policies and procedures used by each of the investment advisers and sub-advisers of the Funds, some of which advisers and sub-advisers use an independent service provider, as described below.


         Each of Gartmore Mutual Fund Capital Trust, Gartmore Global Asset Management Trust, Gartmore SA Capital Trust, Gartmore Morley Capital Management, Inc., NorthPointe Capital, LLC, and Coda Capital Management, LLC. (hereinafter referred to collectively as "Gartmore"), is an investment adviser that is registered with the U.S. Securities and Exchange Commission (the "SEC") pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Gartmore provides investment advisory services to various types of clients, including registered and unregistered investment companies, collective trusts, institutional separate accounts, insurance general accounts, charitable endowments, Taft-Hartley Act plans, ERISA plans, state-sponsored funds, managed separate accounts, and individuals (hereinafter referred to collectively as the "Clients").

         Voting proxies that are received in connection with underlying portfolio securities held by Clients is an important element of the portfolio management services that Gartmore performs for Clients. Gartmore's goal in performing this service is to make proxy voting decisions: (i) to vote or not to vote proxies in a manner that serves the best economic interests of advisory clients; and (ii) that avoid the influence of conflicts of interest. To implement this goal, Gartmore has adopted proxy voting guidelines (the "Gartmore Proxy Voting Guidelines") to assist Gartmore in making proxy voting decisions and in developing procedures for effecting those decisions. The Gartmore Proxy Voting Guidelines are designed to ensure that where Gartmore has the authority to vote proxies, all legal, fiduciary, and contractual obligations will be met.

         The Gartmore Proxy Voting Policies address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures and the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.

         The proxy voting records of the Funds will be available to shareholders on the Trust's website, gartmorefunds.com, and the SEC's website beginning September, 2004.


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HOW PROXIES ARE VOTED

         Gartmore has delegated to Institutional Shareholder Services ("ISS"), an independent service provider, the administration of proxy voting for Client portfolio securities directly managed by Gartmore. ISS, a Delaware corporation, provides proxy-voting services to many asset managers on a global basis. A committee of Gartmore personnel has reviewed, and will continue to review annually, Gartmore's relationship with ISS and the quality and effectiveness of the various services provided by ISS.

         Specifically, ISS assists Gartmore in the proxy voting and corporate governance oversight process by developing and updating the "ISS Proxy Voting Guidelines," which are incorporated into the Gartmore Proxy Voting Guidelines, and by providing research and analysis, recommendations regarding votes, operational implementation, and recordkeeping and reporting services. Gartmore's decision to retain ISS is based principally on the view that the services that ISS provides, subject to oversight by Gartmore, generally will result in proxy voting decisions which serve the best economic interests of Clients. Gartmore has reviewed, analyzed, and determined that the ISS Proxy Voting Guidelines are consistent with the views of Gartmore on the various types of proxy proposals. When the ISS Proxy Voting Guidelines do not cover a specific proxy issue and ISS does not provide a recommendation: (i) ISS will notify Gartmore; and (ii) Gartmore will use its best judgment in voting proxies on behalf of the Clients. A summary of the ISS Proxy Voting Guidelines is set forth below.

CONFLICTS OF INTEREST

        Gartmore and Gartmore's subsidiaries do not engage in investment banking, administration or management of corporate retirement plans, or any other activity that is likely to create a potential conflict of interest. In addition, because Client proxies are voted by ISS pursuant to the pre-determined ISS Proxy Voting Guidelines, Gartmore generally does not make an actual determination of how to vote a particular proxy, and, therefore, proxies voted on behalf of the Clients do not reflect any conflict of interest. Nevertheless, the Gartmore Proxy Voting Guidelines address the possibility of such a conflict of interest arising.

         The Gartmore Proxy Voting Guidelines provide that, if a proxy proposal were to create a conflict of interest between the interests of a Client and those of Gartmore (or between a Client and those of any of Gartmore's affiliates, including Gartmore Distribution Services, Inc., and Nationwide), then the proxy should be voted strictly in conformity with the recommendation of ISS. To monitor compliance with this policy, any proposed or actual deviation from a recommendation of ISS must be reported to the chief counsel for Gartmore. The chief counsel for Gartmore then will provide guidance concerning the proposed deviation and whether a deviation presents any potential conflict of interest. If Gartmore then casts a proxy vote that deviates from an ISS recommendation, the affected Client (or other appropriate Client authority) will be given a report of this deviation.

CIRCUMSTANCES UNDER WHICH PROXIES WILL NOT BE VOTED

         Gartmore, through ISS, shall attempt to process every vote for all domestic and foreign proxies that Gartmore receives; however, there may be cases in which Gartmore will not process a proxy because it is impractical or too expensive to do so. For example, Gartmore will not process a proxy in connection with a foreign security if the cost of voting a foreign proxy outweighs the benefit of voting the foreign proxy, when Gartmore has not been given enough time to process the vote, or when a sell order for the foreign security is outstanding and proxy voting would impede the sale of the foreign security. Also, Gartmore generally will not seek to recall the securities on loan for the purpose of voting the securities.

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DELEGATION OF PROXY VOTING TO SUB-ADVISERS TO FUNDS

         For any Fund, or portion of a Fund that is directly managed by a sub-adviser (other than Gartmore), the Trustees of the Fund and Gartmore have delegated proxy voting authority to that sub-adviser. Each sub-adviser has provided its proxy voting policies to the Board of Trustees of the Fund and Gartmore for their respective review and these proxy voting policies are described below. Each sub-adviser is required (1) to represent quarterly to Gartmore that all proxies of the Fund(s) advised by these sub-adviser were voted in accordance with the sub-adviser's proxy voting policies as provided to Gartmore and (2) to confirm that there have been no material changes to the sub-adviser's proxy voting policies.

INSTITUTIONAL SHAREHOLDER SERVICES ("ISS")

1.    AUDITORS

VOTE FOR PROPOSALS TO RATIFY AUDITORS, UNLESS ANY OF THE FOLLOWING APPLY:

      o An auditor has a financial interest in or association with the company, and is therefore not independent
      o  Fees for non-audit services are excessive, or
      o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2.    BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
Votes on director nominees should be made on a case-by-case basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD
Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.
INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)
Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.


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MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3.    SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote for proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS
Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS
Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING
Vote against proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a case-by-case basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.


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4.    PROXY CONTESTS

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.    POISON PILLS

Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a case-by-case basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.    MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.    REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.    CAPITAL STRUCTURE

Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK
Vote AGAINST proposals to create a new class of common stock with superior voting rights.


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Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
      o It is intended for financing purposes with minimal or no dilution to current shareholders
      o It is not designed to preserve the voting power of an insider or significant shareholder

9.    EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a case-by-case basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
      o  Historic trading patterns
      o  Rationale for the repricing
      o  Value-for-value exchange
      o  Option vesting
      o  Term of the option
      o  Exercise price
      o  Participation

Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis. Vote FOR employee stock purchase plans where all of the following apply:
      o  Purchase price is at least 85 percent of fair market value
      o  Offering period is 27 months or less, and
      o  Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION
Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.


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10.   SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

FUND ASSET MANAGEMENT, L.P. (DBA MERCURY ADVISERS)

         Mercury Advisers has adopted policies and procedures ("Proxy Voting Procedures") with respect to the voting of proxies related to the portfolio securities held in the account of one or more of its clients, including a Fund for which it acts as a subadviser. Pursuant to these Proxy Voting Procedures, Mercury's primary objective when voting proxies is to make proxy voting decisions solely in the best interests of each Fund and its shareholders, and to act in a manner that Mercury believes is most likely to enhance the economic value of the securities held by the Fund. The Proxy Voting Procedures are designed to ensure that that Mercury considers the interests of its clients, including the Funds, and not the interests of Mercury, when voting proxies and that real (or perceived) material conflicts that may arise between Mercury's interest and those of its clients are properly addressed and resolved.

         In order to implement the Proxy Voting Procedures, Mercury has formed a Proxy Voting Committee (the "Committee"). The Committee is comprised of Mercury's Chief Investment Officer (the "CIO"), one or more other senior investment professionals appointed by the CIO, portfolio managers and investment analysts appointed by the CIO and any other personnel the CIO deems appropriate. The Committee will also include two non-voting representatives from Mercury's Legal department appointed by Mercury's General Counsel. The Committee's membership shall be limited to full-time employees of Mercury. No person with any investment banking, trading, retail brokerage or research responsibilities for Mercury's affiliates may serve as a member of the Committee or participate in its decision making (except to the extent such person is asked by the Committee to present information to the Committee, on the same basis as other interested knowledgeable parties not affiliated with Mercury might be asked to do so). The Committee determines how to vote the proxies of all clients, including a Fund, that have delegated proxy voting authority to Mercury and seeks to ensure that all votes are consistent with the best interests of those clients and are free from unwarranted and inappropriate influences. The Committee establishes general proxy voting policies for Mercury and is responsible for determining how those policies are applied to specific proxy votes, in light of each issuer's unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternate actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated policies. In addition, the Committee will be responsible for ensuring that all reporting and recordkeeping requirements related to proxy voting are fulfilled.

         The Committee may determine that the subject matter of a recurring proxy issue is not suitable for general voting policies and requires a case-by-case determination. In such cases, the Committee may elect not to adopt a specific voting policy applicable to that issue. Mercury believes that certain proxy voting issues require investment analysis - such as approval of mergers and other significant corporate transactions - akin to investment decisions, and are, therefore, not suitable for general guidelines. The Committee may elect to adopt a common position for Mercury on certain proxy votes that are akin to investment decisions, or determine to permit the portfolio manager to make


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individual decisions on how best to maximize economic value for a Fund (similar to normal buy/sell investment decisions made by such portfolio managers). While it is expected that Mercury will generally seek to vote proxies over which it exercises voting authority in a uniform manner for all Mercury's clients, the Committee, in conjunction with a Fund's portfolio manager, may determine that the Fund's specific circumstances require that its proxies be voted differently.

         To assist Mercury in voting proxies, the Committee has retained Institutional Shareholder Services ("ISS"). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to Mercury by ISS include in-depth research, voting recommendations (although Mercury is not obligated to follow such recommendations), vote execution, and recordkeeping. ISS will also assist the Fund in fulfilling its reporting and recordkeeping obligations under the Investment Company Act.

         Mercury's Proxy Voting Procedures also address special circumstances that can arise in connection with proxy voting. For instance, under the Proxy Voting Procedures, Mercury generally will not seek to vote proxies related to portfolio securities that are on loan, although it may do so under certain circumstances. In addition, Mercury will vote proxies related to securities of foreign issuers only on a best efforts basis and may elect not to vote at all in certain countries where the Committee determines that the costs associated with voting generally outweigh the benefits. The Committee may at any time override these general policies if it determines that such action is in the best interests of a Fund.

         From time to time, Mercury may be required to vote proxies in respect of an issuer where an affiliate of Mercury (each, an "Affiliate"), or a money management or other client of Mercury (each, a "Client") is involved. The Proxy Voting Procedures and Mercury's adherence to those procedures are designed to address such conflicts of interest. The Committee intends to strictly adhere to the Proxy Voting Procedures in all proxy matters, including matters involving Affiliates and Clients. If, however, an issue representing a non-routine matter that is material to an Affiliate or a widely known Client is involved such that the Committee does not reasonably believe it is able to follow its guidelines (or if the particular proxy matter is not addressed by the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of Mercury's clients.

         In the event that the Committee determines not to retain an independent fiduciary, or it does not follow the advice of such an independent fiduciary, the powers of the Committee shall pass to a subcommittee, appointed by the CIO (with advice from the Secretary of the Committee), consisting solely of Committee members selected by the CIO. The CIO shall appoint to the subcommittee, where appropriate, only persons whose job responsibilities do not include contact with the Client and whose job evaluations would not be affected by Mercury's relationship with the Client (or failure to retain such relationship). The subcommittee shall determine whether and how to vote all proxies on behalf of Mercury's clients or, if the proxy matter is, in their judgment, akin to an investment decision, to defer to the applicable portfolio managers, provided that, if the subcommittee determines to alter Mercury's normal voting guidelines or, on matters where Mercury's policy is case-by-case, does not follow the voting recommendation of any proxy voting service or other independent fiduciary that may be retained to provide research or advice to Mercury on that matter, no proxies relating to the Client may be voted unless the Secretary, or in the Secretary's absence, the Assistant Secretary of the Committee concurs that the subcommittee's determination is consistent with Mercury's fiduciary duties

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         In addition to the general principles outlined above, Mercury has adopted voting guidelines with respect to certain recurring proxy issues that are not expected to involve unusual circumstances. These policies are guidelines only, and Mercury may elect to vote differently from the recommendation set forth in a voting guideline if the Committee determines that it is in a Fund's best interest to do so. In addition, the guidelines may be reviewed at any time upon the request of a Committee member and may be amended or deleted upon the vote of a majority of Committee members present at a Committee meeting at which there is a quorum.

         Mercury has adopted specific voting guidelines with respect to the following proxy issues:

o Proposals related to the composition of the Board of Directors of issuers other than investment companies. As a general matter, the Committee believes that a company's Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company's business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee, therefore, believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a nominee's history of representing shareholder interests as a director of other companies or other factors, to the extent the Committee deems relevant.

o Proposals related to the selection of an issuer's independent auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation's choice of auditor, in individual cases, the Committee may look at an auditors' history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

o Proposals related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of an issuer's compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by an issuer's board of directors, rather than shareholders. Proposals to "micro-manage" an issuer's compensation practices or to set arbitrary restrictions on compensation or benefits will, therefore, generally not be supported.

o Proposals related to requests, principally from management, for approval of amendments that would alter an issuer's capital structure. As a general matter, the Committee will support requests that enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.


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o    Proposals related to requests for approval of amendments to an issuer's charter or by-laws. As a general matter, the Committee opposes poison pill provisions.

o Routine proposals related to requests regarding the formalities of corporate meetings.

o Proposals related to proxy issues associated solely with holdings of investment company shares. As with other types of companies, the Committee believes that a fund's Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund's investment objective, that the Investment Company Act envisions will be approved directly by shareholders.

o Proposals related to limiting corporate conduct in some manner that relates to the shareholder's environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for discussion of larger social issues, and opposes shareholder resolutions "micromanaging" corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

GARTMORE GLOBAL PARTNERS

The corporate governance policy of Gartmore Global Partners (Gartmore) is intended to give our clients a voice in the companies in which they invest. That voice is being heard when Gartmore casts its clients' votes at company meetings. This document only summarizes Gartmore's position and for a fuller understanding reference must be made to Gartmore's full corporate governance statement.

CORPORATE GOVERNANCE

Corporate Governance establishes the appropriate corporate structure for wealth creation in the interests of shareholders. Policy needs to be applied flexibly, pragmatically and appropriately to the circumstances of the company. We take into account the corporate cultures of different countries but aim to apply the same principles.

GARTMORE'S POSITION

Voting rights are part of the value of an investment and to be used constructively in our clients' best interest. We aim to vote at General Meetings of companies in which we invest but recognize the practical difficulties which may prevent this in some markets. We support good practice in business and endorse the OECD Principles of Corporate Governance as part of the development of codes of best practice for individual markets.

VOTING GUIDELINES

o Shareholder rights - should be protected. Shareholders should be able to participate in general meetings in proportion to their ownership of the company.

o    Capital issue and repurchase should be on equal terms to all holders.
o Decisions on take-over bids are based on the long-term interests of our clients. Anti-takeover devices should not be used to shield management from accountability.
o Board Structure - there should be sufficient independent non-executives to balance executive management.
o Chairman and Chief Executive - these significantly different roles should be separated to prevent undue concentration of power within the company.
o Board Committees - strong audit and remuneration committees composed principally of independent non-executive directors should be used to resolve conflicts of interest between executives and the company.
o Service contracts - should not be of excessive length or used to shield executives who do not perform.
o Re-election - all directors should be required to stand for re-election at regular intervals, at least every 3 years.
o Incentive schemes - share based remuneration schemes should be subject to shareholder approval. We favor schemes which include challenging performance criteria.

GARTMORE'S PROCEDURES

We have a specialist corporate governance function which is responsible for developing and executing policy on behalf of our clients. It is headed by a senior executive with long experience in investment. The fund manager or research analyst with responsibility for our investment in a company reviews resolutions, casts a critical eye over governance, identifies and is actively involved in formulating our response to controversial issues. Where required Gartmore will take necessary steps to retain proxy voting records for the period of time as specified by regulations.

CONFLICTS OF INTEREST

Gartmore recognizes that circumstances can occur where it faces an actual or perceived material conflict of interest in effecting the policy of voting proxies. Some of these potential conflicts of interest include, but are not limited to:

         o where Gartmore (or an affiliate) manages assets, administers employee benefit plans, or provides other financial services or products to companies whose management is soliciting proxies and failure to vote proxies in favor of the management of such a company may harm our (or an affiliate's) relationship with the company
         o where Gartmore (or an affiliate) may have a business relationship, not with the company, but with a proponent of a proxy proposal and where Gartmore (or an affiliate) may manage assets for the proponent
         o where Gartmore (or an affiliate) or any members of its staff may have personal or business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships, or where Gartmore (or an affiliate) or any member of its staff may have a personal interest in the outcome of a particular matter before shareholders. Where such conflicts arise, arrangements will be made to ensure that decisions are taken in the long-term interests of clients as a whole. These arrangements may include:

                  o referring decisions to a senior manager unconnected with the day to day management of the fund concerned
                  o   using the advice of an outside body
                  o   approaching clients directly.

In order to avoid even the appearance of impropriety, in the event that Gartmore (or an affiliate) manages assets for a company, its pension plan, or related entity, Gartmore will not take into consideration this relationship and will vote proxies in that company solely in the best interest of all of our clients.

                                     PART C

                                OTHER INFORMATION

ITEM 22. EXHIBITS

(a) Amended and Restated Agreement and Declaration of Trust, amended and restated as of October 28, 2004, of Gartmore Mutual Funds, the Delaware Statutory Trust (the "DST") is filed herewith as Exhibit 22(a).

         (1) Amending Resolutions dated December 1, 2004 to the Agreement and Declaration of Trust are filed herewith as Exhibit 22(a)(1).

(b) Amended and Restated Bylaws amended and restated as of October 28, 2004, of the DST are filed herewith as Exhibit 22(b).

(c) Certificates for shares are not issued. Articles III, V, and VI of the Amended and Restated Agreement and Declaration of Trust, incorporated by reference to Exhibit (a) hereto, define rights of holders of shares.

(d)      Investment Advisory Agreements.
         (1) Form of Investment Advisory Agreement pertaining to series of the Trust currently managed by Gartmore Mutual Fund Capital Trust ("GMF") (formerly Villanova Mutual Fund Capital Trust) dated February 28, 2005 is filed herewith as Exhibit 22(d)(1).

         (2) Form of Investment Advisory Agreement pertaining to the series of the Trust managed by Gartmore Morley Capital Management, Inc. ("GMCM") dated February 28, 2005 is filed herewith as
                  Exhibit 22(d)(2).

         (3) Form of Investment Advisory Agreement between the Trust and Gartmore Global Asset Management Trust ("GGAMT") dated February 28, 2005 is filed herewith as Exhibit 22(d)(3).

         (4)      Subadvisory Agreements.

                  (a) Form of Subadvisory Agreement with Fund Asset Management, L.P. for S & P 500 Index Fund, dated February 28, 2005 is filed herewith as Exhibit 22(d)(4)(a).

                  (b) Form of Subadvisory Agreement with NorthPointe Capital, LLC for the Gartmore Large Cap Value (formerly, the Prestige Large Cap Value Fund), Gartmore Value Opportunities and NorthPointe Small Cap Value Funds dated February 28, 2005 is filed herewith as Exhibit 22(d)(4)(b).

                   (c) Form of Subadvisory Agreement with Gartmore Global Partners for the Gartmore Emerging Markets, Gartmore International Growth, Gartmore Worldwide Leaders (formerly, the Gartmore Global Leaders Fund), Gartmore European Leaders (formerly, the Gartmore European Growth Fund) and Gartmore Global Small Companies Funds dated February 28, 2005 is filed herewith as Exhibit 22(d)(4)(c).

                  (d) Form of Subadvisory Agreement with Gartmore Global Partners for the Gartmore Global Natural Resources and Gartmore China Opportunities Fund dated February 28, 2005 is filed herewith as Exhibit 22(d)(4)(d).

(e) (1) Underwriting Agreement dated [ ] to be filed by amendment.

         (2) Model Dealer Agreement previously filed with Gartmore Mutual Funds', an Ohio Business Trust (the "OBT"), Registration Statement on December 28, 2004 is hereby incorporated by reference.*

(f)               Not applicable.

(g)               Custodian Agreement.

         (1) Custody Agreement dated [ ] between the DST and JPMorgan Chase Bank to be filed by amendment.

(h)      (1)      Amended and Restated Fund Administration and Transfer Agency
                  Agreement between the OBT, Gartmore SA Capital Trust and
                  Gartmore Investor Services, Inc. to be effective January 1,
                  2005 previously filed with the OBT's Registration Statement on December 28, 2004, is hereby incorporated by reference.*

         (2) (a) Administrative Services Plan and Services Agreement dated previously filed with the Trust's Registration Statement on January 5, 1999, is hereby incorporated by reference.

                  (b) Amended Administration Services Plan and Services Agreement previously filed with the Trust's Registration Statement on November 5, 2002 is hereby incorporated by reference.

                  (c) Amended Administrative Services Plan effective June 29, 2004 previously filed with the Trust's Registration Statement on May 12, 2004 is hereby incorporated by reference.

                  (d) Amended Administrative Services Plan to be effective December 29, 2004 previously filed with the Trust's Registration Statement on December 28, 2004 is hereby incorporated by reference.

         (2) Capital Protection Agreement for the Gartmore Principal Protected Fund to be filed by amendment.

         (3) Amended and Restated Expense Limitation Agreement between the DST and Gartmore Mutual Fund Capital Trust ("GMF"), effective February 28, 2005 is filed herewith as Exhibit 22(h)(4).

         (5) Amended and Restated Expense Limitation Agreement between the DST and Gartmore Morley Capital Management, Inc. ("GMCM") relating to the Gartmore Morley Capital Accumulation Fund effective February 28, 2005 is filed herewith as Exhibit 22(h)(5).

         (6) Amended and Restated Expense Limitation Agreement between the DST and GMCM relating to the Gartmore Short Duration Bond Fund effective February 28, 2005 is filed herewith as Exhibit 22(h)(6).

         (7) Amended and Restated Expense Limitation Agreement between the DST and GMF, effective February 28, 2005 is filed herewith as
                  Exhibit 22(h)(7).

         (8) Amended and Restated Expense Limitation Agreement between the DST and GMF, effective February 28, 2005 is filed herewith as
                  Exhibit 22(h)(8).

         (9) Amended and Restated Expense Limitation Agreement between the DST and Gartmore Global Asset Management Trust ("GGAMT"), effective February 28, 2005 is filed herewith as Exhibit 22(h)(9).

         (10) Expense Limitation Agreement between the DST, GMF and NorthPointe Capital, LLC effective February 28, 2005 is filed herewith as Exhibit 22(h)(10).

         (11) Service Agreement effective [ ], 2005 between Gartmore SA Capital Trust and BISYS Fund Services Ohio, Inc. to be filed by amendment.

         (12) Indemnification Agreement between the Trust and each of its trustees and certain of its officers is filed herewith as
                  Exhibit 22(h)(12). Specific agreements are between the Trust and each of the following: Charles E. Allen, Michael J. Baresich, Paula H. J. Cholmondeley, C. Brent DeVore, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Barbara I. Jacobs, Thomas J. Kerr, IV, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, David C. Wetmore, Michael A. Krulikowski, and Gerald Holland.

(i) Legal Opinion of Stradley Ronon Stevens & Young LLP to be filed by amendment.

(j) Consent of PricewaterhouseCoopers LLP ("PwC"), independent auditors, to be filed by amendment.

(k)      Not applicable.

(l) Purchase Agreement previously filed with Trust's Registration Statement on January 2, 1998 is hereby incorporated by reference.*

(m)      (1)      Amended Distribution Plan effective December 29, 2004
                  previously filed with the OBT's Registration Statement on December 28, 2004 is hereby incorporated by reference.*

         (2) Model Dealer Agreement is previously filed with the OBT's Registration Statement on December 28, 2004 is hereby incorporated by reference.*

(n) Amended 18f-3 Plan effective December 29, 2004 previously filed with the OBT's Registration Statement on December 28, 2004 is hereby incorporated by reference.*

(o)      Not applicable.

(p)      (1)      Code of Ethics for Gartmore Funds previously filed with the
                  OBT's Registration Statement to be filed by amendment.

         (2) Code of Ethics for Gartmore Mutual Fund Capital Trust and Gartmore SA Capital Trust previously filed with the OBT's Registration Statement on May 12, 2000 is hereby incorporated by reference.*

                  (a) Code of Ethics, as amended November 29, 2001, for Gartmore Mutual Fund Capital Trust, Gartmore SA Capital Trust, NorthPointe Capital LLC, Gartmore Global Asset Management Trust, Gartmore Morley Capital Management, Inc. and Gartmore Trust Company previously filed with the OBT's Registration Statement on March 1, 2002 is hereby incorporated by reference.*

         (3) Code of Ethics for Gartmore Distribution Services, Inc. previously filed with the OBT's Registration Statement on November 5, 2002 is hereby incorporated by reference.*

         (4) Code of Ethics for Gartmore Global Asset Management Trust dated August 8, 2000 and filed with the OBT's Registration Statement on December 29, 2000 is hereby incorporated by reference.*

         (5) (a) Gartmore Global Partners Personal Dealing (Personal Securities Transactions) dated March 2000 previously filed with the OBT's Registration Statement on October 13, 2000 is hereby incorporated by reference.*

                  (b) Gartmore Global Partners Personal Securities Trading Guidelines - Charlotte and New York dated March 2000 previously filed with the OBT's Registration Statement on October 13, 2000 is hereby incorporated by reference.*

                  (c) Gartmore Global Partners Personal Securities Trading Guidelines - London and Tokyo dated March 2000 previously filed with the OBT's Registration Statement on October 13, 2000 is hereby incorporated by reference.*

         (1) Power of Attorney for Charles E. Allen, Michael J. Baresich, Paula H. J. Cholmondeley, C. Brent DeVore, Robert M. Duncan, Barbara L. Hennigar, Paul J. Hondros, Barbara I. Jacobs, Thomas J. Kerr, IV, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, and David C. Wetmore is filed herewith as
                  Exhibit 22(q)(3).

* These exhibits are effective for the Ohio Business Trust until the closing of the Redomestication of Gartmore Mutual Funds from an Ohio Business Trust to a Delaware Statutory Trust, which is scheduled to be completed by February 28, 2005, and are effective for and applicable to the Delaware Statutory Trust after that.


ITEM 23. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

No person is presently controlled by or under common control with Registrant.

ITEM 24. INDEMNIFICATION

The Trust has entered into indemnification agreements with each of the trustees and certain of its officers. The indemnification agreements provide that the Trust will indemnify the indemnitee for and against any and all judgments, penalties, fines, and amounts paid in settlement, and all expenses actually and reasonably incurred by indemnitee in connection with a proceeding that the indemnitee is a party to or is threatened to be made a party to (other than certain exceptions specified in the agreements), to the maximum extent not expressly prohibited by Delaware law or applicable federal securities law and regulations (including without limitation Section 17(h) of the 1940 Act and the rules and regulations issued with respect thereto by the U.S. Securities and Exchange Commission). The Trust also will indemnify indemnitee for and against all expenses actually and reasonably incurred by indemnitee in connection with any proceeding to which indemnitee is or is threatened to be made a witness but not a party. See Item 22(h)(12) above.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 25. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a) GMF, an investment adviser of the Trust, also serves as investment adviser to the Gartmore Variable Insurance Trust and Gartmore Mutual Funds II, Inc. The Directors of Gartmore Global Investments, Inc., GMF's managing unitholder and the officers of GMF are as follows:

Michael C. Keller, Director
------------------------------------
Executive Vice President - Chief Information Officer
------------------------------------
Nationwide Mutual Fire Insurance Company
Nationwide Mutual Insurance Company

Nationwide Financial Services, Inc.

Director
------------------------------------
Gartmore Global Investments, Inc.

W. G. Jurgensen, Chief Executive Officer and Director
------------------------------------
Nationwide Mutual Insurance Company
Nationwide Financial Services, Inc.
Cal Farm Insurance Company
Farmland Mutual Insurance Company
Nationwide Mutual Fire Insurance Company
Nationwide Property and Casualty Insurance Company

Chairman and Chief Executive Officer - Nationwide
--------------------------------------
Nationwide General Insurance Company
Nationwide Indemnity Company
Nationwide Investment Services Corporation

Director
------------------------------------
Gartmore Global Investments, Inc.

Chairman
------------------------------------
Nationwide Securities, Inc.

Paul J. Hondros, Director, President and Chief Executive Officer
------------------------------------
Gartmore Investors Services, Inc.
NorthPointe Capital, LLC
Gartmore Morley Financial Services, Inc.
Gartmore Global Investments, Inc.
Gartmore Distribution Services, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Global Investments, Inc.

Chairman and Chief Executive Officer
------------------------------------
Gartmore Variable Insurance Trust

Chief Executive Officer and President
------------------------------------
Gartmore Mutual Funds

Robert A. Rosholt, Executive Vice President - Chief Financial Officer
------------------------------------
Nationwide Mutual Insurance Company
Nationwide Mutual Fire Insurance Company
Nationwide Life Insurance Company
Nationwide Life and Annuity Insurance Company

Nationwide Financial Services, Inc.
Nationwide Investment Services Corporation

Executive Vice President, Chief Financial Officer and Director
------------------------------------
Nationwide Global Holdings, Inc.
Nationwide Securities, Inc.

Executive Vice President and Director
------------------------------------
Gartmore Global Investments, Inc.

Director
------------------------------------
NGH Luxembourg, S.A.

Terri L. Hill, Director
-------------------------------------
Gartmore Global Investments, Inc.

Executive Vice President - Chief Administrative Officer
-------------------------------------
Nationwide Mutual Insurance Company
Nationwide Mutual Fire Insurance Company
Nationwide Life Insurance Company
Nationwide Life and Annuity Insurance Company

Young D. Chin, Executive Vice President - Global CIO - Equities
-------------------------------------
Gartmore Distribution Services, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Investments, Inc.
Gartmore Global Asset Management Trust

Christopher P. Donigan, Vice President - Human Resources
------------------------------------
Gartmore Distribution Services, Inc.
Gartmore Global Asset Management Trust
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust

Glenn W. Soden, Associate Vice President and Secretary
------------------------------------
Gartmore Distribution Services, Inc.
Gartmore Global Asset Management Trust
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Investments, Inc.

Carol L. Dove, Assistant Treasurer
------------------------------------
Gartmore Distribution Services, Inc.
Gartmore Global Asset Management Trust

Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust

Jeffrey S. Meyer, Executive Vice President
------------------------------------
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

John F. Delaloye, Assistant Secretary
------------------------------------
Gartmore Distribution Services, Inc.
Gartmore Global Asset Management Trust
Gartmore Mutual Fund Capital Trust
Gartmore Global Investments, Inc.
Gartmore SA Capital Trust

Gerald J. Holland, Senior Vice President - Chief Administrative Officer
------------------------------------
Gartmore Distribution Services, Inc.
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust

Treasurer and Chief Financial Officer
------------------------------------
Gartmore Mutual Funds
Gartmore Variable Insurance Trust

Thomas M. Sipp, Vice President
------------------------------------
Gartmore Global Investments, Inc.

Vice President and Treasurer
------------------------------------
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Mutual Fund Capital Trust
Gartmore Distribution Services, Inc.

Michael A. Krulikowski, Vice President - Chief Compliance Officer
------------------------------------
Gartmore Distribution Services, Inc.
Gartmore Global Investments, Inc.
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
NorthPointe Capital LLC
Gartmore Mutual Funds
Gartmore Variable Insurance Trust

Daniel J. Murphy, Assistant Treasurer
------------------------------------
Gartmore Distribution Services, Inc.

Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
NorthPointe Capital LLC

Eric E. Miller, Senior Vice President - Chief Counsel
------------------------------------
Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
NorthPointe Capital, LLC
Gartmore Morley Financial Services, Inc.
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Secretary
------------------------------------
Gartmore Mutual Funds
Gartmore Variable Insurance Trust

Thomas E. Barnes, Vice President
--------------------------------
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Richard Fonash, Vice President
--------------------------------
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:

Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.
1200 River Road, Suite 1000
Conshohocken, Pennsylvania 19428

NorthPointe Capital, LLC
Suite 745
201 West Big Beaver Road
Troy, Michigan 48084

Gartmore Morley Financial Services, Inc.
5665 S. W. Meadows Road, Suite 400
Lake Oswego, Oregon 97035

(b) GMCM serves as investment adviser to the Gartmore Short Duration Bond Fund and Gartmore Morley Enhanced Income Fund. GMCM is incorporated under the laws of the State of Oregon and is a wholly owned indirect subsidiary of Gartmore Global Investments, Inc. To the knowledge of the investment advisor, none of the directors or officers of GMCM, except as set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with and engage in business for Gartmore Morley Financial Services, Inc. and Gartmore Global Investments, Inc. The directors except as noted below may be contacted c/o Morley Financial Services, Inc., 5665 SW Meadows Road, Suite 400 Lake Oswego, Oregon 97035.

         Jill R. Cuniff, Managing Director and Chief Investment Officer, and Director of GMCM. Ms Cuniff is also Managing Director, Chief Investment Officer and Director of Gartmore Morley Financial Services, Inc.

         Thomas M. Sipp, 1200 River Road, Conshohocken, Pennsylvania 19428. Vice President, Treasurer and Director of GMCM. Mr. Sipp is also Vice President for Gartmore Global Investments, Inc.

         Steve Ferber, Director and Senior Vice President Sales and Marketing for GMCM.

(c) GGAMT, an investment adviser of the Trust, also serves as an investment adviser to Gartmore Variable Insurance Trust. The Directors of Nationwide Corporation ("NC"), GGAMT's managing unit holder and the officers of GGAMT are as follows (see (a) above for additional information on their other employment):

                                       Directors of NC
                                       ----------------
                     Lewis J. Alphin                   W.G. Jurgensen
                     James B. Bachmann                 David O. Miller
                     A. I. Bell                        Lydia M. Marshall
                     Timothy J. Corcoran               Terry W. McClure
                     Yvonne M. Curl                    Ralph M. Paige
                     Kenneth D. Davis                  James F. Patterson
                     Keith E. Eckel                    Arden L. Shisler
                     Willard J. Engel                  Robert L. Stewart
                     Fred C. Finney

                                      Officers of GGAMT
                                       ----------------
         President and Chief Executive Officer            Paul J. Hondros
         Vice President, Chief Financial Officer and
           Treasurer                                      Thomas M. Sipp
         Vice President and Secretary                     Thomas E. Barnes
         Senior Vice President                            Eric E. Miller
         Assistant Secretary                              John F. Delaloye
         Assistant Treasurer and Vice President           Carol L. Dove
         Executive Vice President                         Young D. Chin
         Senior Vice President                            Gerald J. Holland
         Vice President                                   Christopher P. Donigan
         Vice President and Chief Compliance Officer      Michael A. Krulikowski
         Assistant Treasurer                              Daniel J. Murphy
         Vice President                                   Richard F. Fonash
         Vice President                                   Alan A. Todryk
         Vice President and Secretary                     Thomas E. Barnes

(d) Information for the Subadviser of the S&P 500 Index Fund, Nationwide Small Cap Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide Bond Index Fund and Nationwide International Index Fund.

         (1) Fund Asset Management, L.P. ("FAM") acts as subadviser to the Funds listed above and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 25 of officers and directors of FAM, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedule A and D of Form ADV filed by FAM (SEC file No. 801-12485).

(e) Information for the Subadviser of the Gartmore Emerging Markets Fund, Gartmore International Growth Fund, Gartmore Worldwide Leaders Fund (formerly Gartmore Global Leaders Fund), Gartmore European Leaders Fund (formerly Gartmore European Growth Fund), Gartmore Small Companies Fund, Gartmore OTC Fund, Gartmore Asia Pacific Leaders Fund, Gartmore Global Financial Services Fund and Gartmore Global Utilities Fund, Gartmore Global Natural Resources Fund and Gartmore China Opportunities Fund.

         (1) Gartmore Global Partners ("Gartmore") acts as subadviser to the Gartmore Emerging Markets Fund, Gartmore International Growth Fund, Gartmore Worldwide Leaders Fund (formerly Gartmore Global Leaders Fund), Gartmore European Leaders Fund (formerly Gartmore European Growth Fund), Gartmore Small Companies Fund, Gartmore OTC Fund, Gartmore Asia Pacific Leaders Fund, Gartmore Global Financial Services Fund, Gartmore Global Utilities Fund, Gartmore Global Natural Resources Fund and Gartmore China Opportunities Fund as well as adviser to certain other clients. The list required by this
                  Item 25 of officers and directors of Gartmore, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Gartmore (SEC File No. 801-48811).

(f) Information for the Subadviser of the Gartmore Value Opportunities Fund, Gartmore Large Cap Value Fund, NorthPointe Small Cap Value Fund and NorthPointe Small Cap Growth Fund.

         (1) NorthPointe Capital, LLC ("NorthPointe") acts as subadviser to the Gartmore Value Opportunities Fund, Gartmore Large Cap Value Fund, NorthPointe Small Cap Value Fund and NorthPointe Small Cap Growth Fund and separate institutional investors. The list required by this Item 25 of officers and directors of NorthPointe, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by NorthPointe (SEC File No. 801-57064).


ITEM 26. PRINCIPAL UNDERWRITERS

(a) Gartmore Distribution Services, Inc. ("GDSI"), the principal underwriter of the Registrant, also acts as principal underwriter for Gartmore Variable Insurance Trust and Gartmore Mutual Funds II, Inc.

(b) Herewith is the information required by the following table with respect to each director, officer or partner of GDSI:

NAME:                           ADDRESS:                       TITLE WITH GDSI:                  TITLE WITH
Paul J. Hondros                 1200 River Road                President and Chief Executive     Chairman
                                Conshohocken PA 19428          Officer
Young D. Chin                   1200 River Road                Executive Vice President          n/a
                                Conshohocken PA 19428
Gerald J. Holland               1200 River Road                Senior Vice President             Treasurer
                                Conshohocken PA 19428
Eric E. Miller                  1200 River Road                Senior Vice President             Secretary
                                Conshohocken PA 19428
Christopher P.  Donigan         1200 River Road                Vice President                    n/a
                                Conshohocken PA 19428
Thomas M. Sipp                  1200 River Road                Vice President, Chief Financial   n/a
                                Conshohocken PA 19428          Officer and
                                                               Treasurer


NAME:                           ADDRESS:                       TITLE WITH GDSI:                  TITLE WITH
Glenn W. Soden                  1200 River Road                Associate Vice President and      n/a
                                Conshohocken PA 19428          Secretary
Carol L. Dove                   One Nationwide Plaza           Vice President and Assistant      n/a
                                Columbus, OH 43215             Treasurer
Daniel J. Murphy                One Nationwide Plaza           Assistant Treasurer               n/a
                                Columbus, OH 43215
Michael A. Krulikowski          1200 River Road                Vice President and                Assistant Secretary
                                Conshohocken PA 19428          Chief Compliance Officer          and Chief
                                                                                                 Compliance Officer
Thomas E. Barnes                One Nationwide Plaza           Vice President and                n/a
                                Columbus, OH 43215             Secretary
Alan A. Todryk                  One Nationwide Plaza           Vice President                    n/a
                                Columbus, OH 43215
William J. Baltrus              1200 River Road                Vice President                    Assistant Treasurer
                                Conshohocken PA 19428

(c) Not applicable.

ITEM 27. LOCATION OF ACCOUNTS AND RECORDS

BISYS
3435 Stelzer Road
Columbus, OH 43219

ITEM 28. MANAGEMENT SERVICES

Not applicable.

ITEM 29. UNDERTAKINGS

The following undertakings relate solely to the Gartmore Principal Protected Fund as an individual series of the Registrant. Any filing, notice or other action required by the following undertakings shall be limited in all respects to the Fund, and any action taken by the Registrant, on behalf of the Fund, shall be limited to the Fund and shall not require any action to be taken by any other series of the Registrant. Capitalized terms used in these undertakings and not otherwise defined, have the respective meanings assigned to them in the Prospectus, which is a part of this Registration Statement.

1. During the Guarantee Period, the Registrant hereby undertakes to mail notices to current shareholders promptly after the happening of significant events related to the Capital Protection Agreement. These significant events include: (i) the termination of the Capital Protection Agreement; (ii) a default under the Capital Protection Agreement that has a material adverse effect on a shareholder's right to receive his or her Guaranteed Amount on the Guarantee Maturity Date;
         (iii) the insolvency of the Capital Protection Provider or of AIG; or
         (iv) a reduction in the credit rating of the long-term debt of AIG issued by Standard & Poor's Rating Services or Moody's Investors Service, Inc. to BBB+ or lower or Baa1 or lower, respectively.
2. If at any time during the Guarantee Period during which the Registrant is required to file an amendment to its registration statement under the Investment Company Act of 1940, as amended (the "1940 Act"), which amendment relates to the Fund, AIG ceases to file periodic reports pursuant to the Exchange Act, the Registrant hereby undertakes to update its registration statement on an annual basis under the 1940 Act to include updated audited financial statements with respect to AIG (or any substitute or successor for AIG under the guarantee relating to the Capital Protection Provider's payment obligations under the Capital Protection Agreement (the "Successor")) covering the periods that would otherwise have been required to be covered by Form 10-K under the Exchange Act. Further, the Registrant undertakes under such circumstances to include as an exhibit to its registration statement as it relates to the Fund, the consent of the independent auditors of AIG (or any Successor, as applicable) regarding such audited financial statements.
3. During the Guarantee Period, the Registrant hereby undertakes to include in the Registrant's annual and semiannual reports (with respect to the Fund) to shareholders, an offer to supply the most recent annual and/or quarterly report of AIG (or any Successor, as applicable), free of charge, upon a shareholder's request.

At such times as the Registrant is required to file an amendment to its Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act"), which amendment relates to the Fund, the Registrant hereby undertakes to update such Registration Statement to incorporate by reference the audited financial statements contained in the most recent annual report on Form 10-K of, or to include the most recent audited financial statements covering the periods that would otherwise have been required by such a Form 10-K of, (i) AIG,
(ii) any Successor, or (iii) any entity that is replaced or substituted for AIG or any Successor under a new guarantee of the Capital Protection Provider's payment obligations under the Capital Protection Agreement. Further, the Registrant undertakes to include as an exhibit to any amendment to its Registration Statement filed under the 1933 Act the consent of the applicable independent auditors regarding such audited financial statements.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Gartmore Mutual Funds (an Ohio Business Trust) has duly caused this Post-Effective Amendment No. 70, 71 respectively, to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Conshohocken, and Commonwealth of Pennsylvania, on this twenty ninth day of December, 2004.

                                     GARTMORE MUTUAL FUNDS

                                     By: ___________________________________
                                         James Bernstein, Assistant Secretary

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 70 TO THE REGISTRATION STATEMENT OF GARTMORE MUTUAL FUNDS HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE TWENTY NINTH DAY OF DECEMBER, 2004.

Signature & Title

Principal Executive Officer

_______________________________
Paul J. Hondros, Trustee and Chairman

Principal Accounting and Financial Officer

_______________________________
Gerald J. Holland, Treasurer

_______________________________
Charles E. Allen, Trustee

_______________________________
Michael J. Baresich, Trustee

_______________________________
Paula H.J. Cholmondeley, Trustee

_______________________________
C. Brent Devore, Trustee

_______________________________
Robert M. Duncan, Trustee

_______________________________
Barbara L. Hennigar, Trustee

_______________________________
Thomas J. Kerr, IV, Trustee

_______________________________
Douglas F. Kridler, Trustee

_______________________________
Arden L. Shisler, Trustee

_______________________________
David C. Wetmore, Trustee


*BY:  _______________________________
      James Bernstein, Attorney-In Fact

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Gartmore Mutual Funds (a Delaware Statutory Trust) has duly caused this Post-Effective Amendment No. 70, 71 respectively, to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Conshohocken, and Commonwealth of Pennsylvania, on this twenty ninth day of December, 2004.

                                        GARTMORE MUTUAL FUNDS

                                        By: ___________________________________
                                            James Bernstein, Assistant Secretary

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 70 TO THE REGISTRATION STATEMENT OF GARTMORE MUTUAL FUNDS HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE TWENTY NINTH DAY OF DECEMBER, 2004.

Signature & Title

Principal Executive Officer

_______________________________
Paul J. Hondros, Trustee, Chief Executive Officer and President

Principal Accounting and Financial Officer

_______________________________
Gerald J. Holland, Treasurer

_______________________________
Charles E. Allen, Trustee

_______________________________
Michael J. Baresich, Trustee

_______________________________
Paula H.J. Cholmondeley, Trustee

_______________________________
C. Brent Devore, Trustee

_______________________________
Phyllis Kay Dryden, Trustee

_______________________________
Robert M. Duncan, Trustee

_______________________________
Barbara L. Hennigar, Trustee

_______________________________
Barbara I. Jacobs, Trustee

_______________________________
Thomas J. Kerr, IV, Trustee

_______________________________
Douglas F. Kridler, Trustee

_______________________________
Michael D. McCarthey, Trustee

_______________________________
Arden L. Shisler, Trustee

_______________________________
David C. Wetmore, Trustee and Chairman

*BY:  _______________________________
      James Bernstein, Attorney-In Fact

                                 EXHIBITS INDEX



                          EXHIBITS                                      EXHIBIT NO.

Amended and Restated Declaration of Trust                                EX-99(a)

Resolutions amending the Amended and Restated Declaration of Trust       EX-99(a)(1)

Amended and Restated Bylaws                                              EX-99(b)

Form of Investment Advisory Agreement between the Trust and GMF          EX-99(d)(1)

Form of Investment Advisory Agreement pertaining to the series of the    EX-99(d)(2)
Trust currently managed by GMCM

Form of Investment Advisory Agreement pertaining to the series of the    EX-99(d)(3)
Trust currently managed by GGAMT

Form of Subadvisory Agreement with Fund Asset Management, L.P.           EX-99(d)(4)(a)

Form of Subadvisory Agreement with NorthPointe Capital, LLC              EX-99(d)(4)(b)

Form of Subadvisory Agreement with GGP                                   EX-99(d)(4)(c)

Form of Subadvisory Agreement with GGP                                   EX-99(d)(4)(d)

Amended and Restated Expense Limitation Agreement between the            EX-99(h)(4)
Trustand GMF

Amended and Restated Expense Limitation Agreement between the            EX-99(h)(5)
Trust and GMCM

Amended and Restated Expense Limitation Agreement between the            EX-99(h)(6)
Trust and GMCM

Amended and Restated Expense Limitation Agreement between the            EX-99(h)(7)
Trust and GMF

Amended and Restated Expense Limitation Agreement between the            EX-99(h)(8)
Trust and GMF

Amended and Restated Expense Limitation Agreement between the            EX-99(h)(9)
Trust and GGAMT

Expense Limitation Agreement between the Trust, GMF and                  EX-99(h)(10)
NorthPointe Capital, LLC

Indemnification Agreement between the Trust and each of its Trustees     EX-99(h)(12)

Power of Attorney                                                        EX-99(q)(3)